UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

SHANE DALY

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – June 30, 2023

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Advisors Trust

Semi-Annual Report

June 30, 2023

EQ Advisors Trust Semi-Annual Report

June 30, 2023

EQ/International Core Managed Volatility	809
EQ/International Equity Index	828
EQ/International Value Managed Volatility	848
EQ/Invesco Comstock	874
EQ/Invesco Global	884
EQ/Invesco Global Real Assets	892
EQ/Invesco Moderate Allocation	899
EQ/Invesco Moderate Growth Allocation	912
EQ/Janus Enterprise	932
EQ/JPMorgan Growth Allocation	940
EQ/JPMorgan Value Opportunities	948
EQ/Large Cap Core Managed Volatility	956
EQ/Large Cap Growth Index	971
EQ/Large Cap Growth Managed Volatility	984
EQ/Large Cap Value Index	998
EQ/Large Cap Value Managed Volatility	1015
EQ/Lazard Emerging Markets Equity	1033
EQ/Long-Term Bond	1040
EQ/Loomis Sayles Growth	1056
EQ/MFS International Growth	1064
EQ/MFS International Intrinsic Value	1073
EQ/MFS Mid Cap Focused Growth	1080
EQ/MFS Technology	1086
EQ/MFS Utilities Series	1092
EQ/Mid Cap Index	1101
EQ/Mid Cap Value Managed Volatility	1114
EQ/Money Market	1131
EQ/Morgan Stanley Small Cap Growth	1138
EQ/PIMCO Global Real Return	1157
EQ/PIMCO Real Return	1173
EQ/PIMCO Total Return ESG	1190
EQ/PIMCO Ultra Short Bond	1214
EQ/Quality Bond PLUS	1230
EQ/Small Company Index	1257
EQ/T. Rowe Price Growth Stock	1284
EQ/T. Rowe Price Health Sciences	1293
EQ/Value Equity	1301
EQ/Wellington Energy	1309
Multimanager Aggressive Equity	1316
Multimanager Core Bond	1330
Multimanager Technology	1381

Notes to Financial Statements	1393

Approvals of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited)	1437

Control Person and Principal Holders of Securities (Unaudited)	1445

Proxy Voting Policies and Procedures (Unaudited)	1445

Quarterly Portfolio Holdings Information (Unaudited)	1445

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	58.5%
Fixed Income	21.2
Alternatives	13.5
Commodity	6.8
Repurchase Agreement	0.0	#

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/MFS International Growth Portfolio	8.4%
1290 VT GAMCO Small Company Value Portfolio	6.5
EQ/AB Small Cap Growth Portfolio	6.2
EQ/Loomis Sayles Growth Portfolio	5.8
1290 VT GAMCO Mergers & Acquisitions Portfolio	5.2
EQ/T. Rowe Price Growth Stock Portfolio	5.2
EQ/Core Plus Bond Portfolio	4.9
EQ/Invesco Comstock Portfolio	4.2
EQ/JPMorgan Value Opportunities Portfolio	3.9
Invesco DB Precious Metals Fund	3.8

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,080.50	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.70
Class IB
Actual	1,000.00	1,080.10	2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.70
Class K
Actual	1,000.00	1,081.90	1.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.36	1.45

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.8%)
Invesco DB Precious Metals Fund‡	348,090	$17,179,808
iShares Gold Trust*	363,500	13,227,765

Total Commodity		30,407,573

Equity (3.5%)
iShares China Large-Cap ETF	67,185	1,826,760
iShares International Developed Property ETF‡	140,710	3,675,345
iShares MSCI EAFE Small-Cap ETF	109,870	6,480,133
SPDR S&P Emerging Asia Pacific ETF (x)	15,550	1,542,131
SPDR S&P Emerging Markets SmallCap ETF (x)	41,845	2,197,281

Total Equity		15,721,650

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF (x)	105,960	9,169,778

Total Exchange Traded Funds (12.4%) (Cost $49,007,582)		55,299,001

INVESTMENT COMPANIES:
Alternatives (13.5%)
1290 VT Convertible Securities Portfolio‡	1,443,980	12,896,873
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,900,690	23,298,428
1290 VT Natural Resources Portfolio‡	814,062	7,848,531
1290 VT Real Estate Portfolio‡	2,936,989	16,192,336

Total Alternatives		60,236,168

Equity (54.9%)
1290 VT Equity Income Portfolio‡	1,947,221	9,548,977
1290 VT GAMCO Small Company Value Portfolio‡	410,784	29,199,591
1290 VT SmartBeta Equity ESG Portfolio‡	694,078	11,534,355
EQ/AB Small Cap Growth Portfolio‡	1,749,525	27,736,933
EQ/Emerging Markets Equity PLUS Portfolio‡	1,150,141	9,958,971
EQ/International Equity Index Portfolio‡	1,263,185	13,284,079
EQ/Invesco Comstock Portfolio‡	922,855	18,881,459
EQ/Janus Enterprise Portfolio*‡	238,365	5,202,832
EQ/JPMorgan Value Opportunities Portfolio‡	917,368	17,473,155
EQ/Loomis Sayles Growth Portfolio*‡	2,618,386	25,803,350
EQ/MFS International Growth Portfolio‡	4,995,470	37,675,115
EQ/T. Rowe Price Growth Stock Portfolio*‡	370,425	23,129,676
EQ/Value Equity Portfolio‡	822,373	16,553,431

Total Equity		245,981,924

Fixed Income (19.1%)
1290 Diversified Bond Fund‡	739,728	6,531,802
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,089,732	9,453,781
1290 VT High Yield Bond Portfolio‡	1,528,220	13,245,148
EQ/Core Plus Bond Portfolio‡	6,307,544	21,986,874
EQ/Intermediate Government Bond Portfolio‡	358,346	3,403,581
EQ/PIMCO Global Real Return Portfolio‡	2,050,301	15,253,312
EQ/PIMCO Ultra Short Bond Portfolio‡	824,195	8,119,875
Multimanager Core Bond Portfolio‡	906,131	7,692,216

Total Fixed Income		85,686,589

Total Investment Companies (87.5%) (Cost $412,989,196)		391,904,681

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $197,763, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $201,634. (xx)	$197,680	197,680

Total Short-Term Investment (0.0%)† (Cost $197,680)		197,680

Total Investments in Securities (99.9%) (Cost $462,194,458)		447,401,362
Other Assets Less Liabilities (0.1%)		288,198

Net Assets (100%)		$447,689,560

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $195,179. This was collateralized by cash of $197,680 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund	—	6,571,091	—	(6,894,804)	1,066,441	(742,728)	—	—	—
Invesco DB Precious Metals Fund	348,090	8,100,412	10,197,315	(1,305,891)	37,445	150,527	17,179,808	—	—
Invesco DB Silver Fund	—	3,357,529	—	(3,293,916)	547,203	(610,816)	—	—	—
Equity
iShares International Developed Property ETF	140,710	3,851,275	—	—	—	(175,930)	3,675,345	33,922	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,443,980	12,402,945	32,500	(663,987)	10,052	1,115,363	12,896,873	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,900,690	23,373,966	48,752	(995,981)	(700)	872,391	23,298,428	—	—
1290 VT Natural Resources Portfolio	814,062	8,514,282	18,572	(379,421)	(8,212)	(296,690)	7,848,531	—	—
1290 VT Real Estate Portfolio	2,936,989	16,811,178	41,786	(853,698)	(5,292)	198,362	16,192,336	—	—
Equity
1290 VT Equity Income Portfolio	1,947,221	10,033,605	18,571	(379,421)	(3,579)	(120,199)	9,548,977	—	—
1290 VT GAMCO Small Company Value Portfolio	410,784	26,825,659	69,645	(1,422,830)	927	3,726,190	29,199,591	—	—
1290 VT SmartBeta Equity ESG Portfolio	694,078	10,947,851	25,535	(521,704)	9,248	1,073,425	11,534,355	—	—
EQ/AB Small Cap Growth Portfolio	1,749,525	26,695,814	92,862	(1,897,107)	10,889	2,834,475	27,736,933	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,150,141	9,775,222	20,892	(426,849)	(186)	589,892	9,958,971	—	—
EQ/International Equity Index Portfolio	1,263,185	12,160,648	25,535	(521,704)	(761)	1,620,361	13,284,079	—	—
EQ/Invesco Comstock Portfolio	922,855	19,006,261	44,108	(901,126)	1,187	731,029	18,881,459	—	—
EQ/Janus Enterprise Portfolio*	238,365	4,699,233	4,643	(94,855)	9	593,802	5,202,832	—	—
EQ/JPMorgan Value Opportunities Portfolio	917,368	17,608,096	46,431	(948,554)	(127)	767,309	17,473,155	—	—
EQ/Loomis Sayles Growth Portfolio*	2,618,386	20,512,164	53,397	(1,090,837)	1,687	6,326,939	25,803,350	—	—
EQ/MFS International Growth Portfolio	4,995,470	34,855,023	76,609	(1,565,114)	(3,245)	4,311,842	37,675,115	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	370,425	18,213,798	53,395	(1,090,837)	21,505	5,931,815	23,129,676	—	—
EQ/Value Equity Portfolio	822,373	16,108,712	44,109	(901,126)	(10,809)	1,312,545	16,553,431	—	—
Fixed Income
1290 Diversified Bond Fund	739,728	6,505,664	152,830	—	—	(126,692)	6,531,802	152,830	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,089,732	9,665,822	25,534	(521,704)	3,654	280,475	9,453,781	—	—
1290 VT High Yield Bond Portfolio	1,528,220	13,159,013	30,181	(616,560)	(1,625)	674,139	13,245,148	—	—
EQ/Core Plus Bond Portfolio	6,307,544	22,777,660	55,720	(1,138,264)	8,168	283,590	21,986,874	—	—
EQ/Intermediate Government Bond Portfolio	358,346	3,592,090	11,608	(237,138)	1,242	35,779	3,403,581	—	—
EQ/PIMCO Global Real Return Portfolio	2,050,301	15,910,770	44,106	(901,126)	(3,023)	202,585	15,253,312	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	824,195	8,395,886	25,535	(521,704)	(563)	220,721	8,119,875	—	—
Multimanager Core Bond Portfolio	906,131	7,916,074	102,765	(379,423)	5,972	46,828	7,692,216	103,187	—

Total		398,347,743	11,362,936	(30,465,681)	1,687,507	31,827,329	412,759,834	289,939	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$55,299,001	$—	$—	$55,299,001
Investment Companies
Investment Companies	6,531,802	385,372,879	—	391,904,681
Short-Term Investment
Repurchase Agreement	—	197,680	—	197,680

Total Assets	$61,830,803	$385,570,559	$—	$447,401,362

Total Liabilities	$—	$—	$—	$—

Total	$61,830,803	$385,570,559	$—	$447,401,362

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,362,936
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,358,935

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,762,721
Aggregate gross unrealized depreciation	(49,309,066)

Net unrealized depreciation	$(19,546,345)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$466,947,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $434,219,029)	$412,759,834
Unaffiliated Issuers (Cost $27,777,749)	34,443,848
Repurchase Agreements (Cost $197,680)	197,680
Cash	449,841
Receivable for securities sold	415,491
Receivable for Portfolio shares sold	44,926
Dividends, interest and other receivables	18,995
Securities lending income receivable	1,932
Other assets	5,170

Total assets	448,337,717

LIABILITIES
Payable for return of collateral on securities loaned	197,680
Payable for Portfolio shares repurchased	173,172
Distribution fees payable – Class IB	79,154
Administrative fees payable	46,720
Investment management fees payable	36,468
Distribution fees payable – Class IA	11,773
Accrued expenses	103,190

Total liabilities	648,157

NET ASSETS	$447,689,560

Net assets were comprised of:
Paid in capital	$459,918,906
Total distributable earnings (loss)	(12,229,346)

Net assets	$447,689,560

Class IA
Net asset value, offering and redemption price per share, $57,524,633 / 3,320,854 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.32

Class IB
Net asset value, offering and redemption price per share, $387,517,259 / 22,281,744 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.39

Class K
Net asset value, offering and redemption price per share, $2,647,668 / 153,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.30

(x)	Includes value of securities on loan of $195,179.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($289,939 of dividend income received from affiliates)	$629,459
Interest	19,532
Securities lending (net)	10,088

Total income	659,079

EXPENSES
Distribution fees – Class IB	475,727
Administrative fees	281,644
Investment management fees	220,238
Custodian fees	79,144
Distribution fees – Class IA	71,805
Professional fees	27,159
Printing and mailing expenses	16,980
Trustees’ fees	6,813
Miscellaneous	3,437

Total expenses	1,182,947

NET INVESTMENT INCOME (LOSS)	(523,868)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($1,687,507 realized gain (loss) from affiliates)	1,711,288
Net change in unrealized appreciation (depreciation) on investments in securities ($31,827,329 of change in unrealized appreciation (depreciation) from affiliates)	33,113,213

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,824,501

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,300,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(523,868)	$5,682,989
Net realized gain (loss)	1,711,288	14,647,596
Net change in unrealized appreciation (depreciation)	33,113,213	(91,818,994)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,300,633	(71,488,409)

Distributions to shareholders:
Class IA	—	(3,591,560)
Class IB	—	(33,387,872)
Class K	—	(213,294)

Total distributions to shareholders	—	(37,192,726)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 18,591 and 1,796,425 shares, respectively ]	308,395	30,156,533
Capital shares issued in reinvestment of dividends and distributions [ 0 and 224,586 shares, respectively ]	—	3,591,560
Capital shares repurchased [ (265,154) and (342,856) shares, respectively]	(4,460,183)	(6,051,950)

Total Class IA transactions	(4,151,788)	27,696,143

Class IB
Capital shares sold [ 415,348 and 1,513,897 shares, respectively ]	7,001,588	26,627,889
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,084,428 shares, respectively ]	—	33,387,872
Capital shares repurchased [ (1,319,751) and (2,405,191) shares, respectively]	(22,300,594)	(43,136,683)

Total Class IB transactions	(15,299,006)	16,879,078

Class K
Capital shares sold [ 12,398 and 16,347 shares, respectively ]	209,415	291,691
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,382 shares, respectively ]	—	213,294
Capital shares repurchased [ (5,210) and (6,898) shares, respectively]	(86,010)	(118,072)

Total Class K transactions	123,405	386,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,327,389)	44,962,134

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,973,244	(63,719,001)
NET ASSETS:
Beginning of period	432,716,316	496,435,317

End of period	$447,689,560	$432,716,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021		2020		2019		2018
Net asset value, beginning of period	$16.03		$20.61		$22.31		$20.86		$18.50		$21.16

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.40		0.26		0.19		0.33		0.26
Net realized and unrealized gain (loss)	1.31		(3.42)		2.08		2.32		3.18		(1.82)

Total from investment operations	1.29		(3.02)		2.34		2.51		3.51		(1.56)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.85)		(0.32)		(0.35)		(0.38)
Distributions from net realized gains	—		(1.33)		(3.19)		(0.74)		(0.80)		(0.72)

Total dividends and distributions	—		(1.56)		(4.04)		(1.06)		(1.15)		(1.10)

Net asset value, end of period	$17.32		$16.03		$20.61		$22.31		$20.86		$18.50

Total return (b)	8.05%		(14.48)%		10.90%		12.28%		19.14%		(7.60)%

Net assets, end of period (000’s)	$57,525		$57,190		$38,941		$37,418		$28,759		$27,529
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.53	%(k)	0.53	%(k)	0.55	%(m)	0.55	%(n)	0.56	%(o)
Before waivers (a)(f)	0.54%		0.53%		0.53%		0.55%		0.55%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		2.24%		1.10%		0.92%		1.62%		1.23%
Before waivers (a)(f)(x)	(0.24)%		2.24%		1.10%		0.91%		1.62%		1.23%
Portfolio turnover rate^	3	%(z)	15%		14%		79	%(aa)	11%		12%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$16.10		$20.69		$22.38		$20.92		$18.55		$21.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.22		0.26		0.20		0.34		0.26
Net realized and unrealized gain (loss)	1.31		(3.25)		2.09		2.32		3.18		(1.82)

Total from investment operations	1.29		(3.03)		2.35		2.52		3.52		(1.56)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.85)		(0.32)		(0.35)		(0.38)
Distributions from net realized gains	—		(1.33)		(3.19)		(0.74)		(0.80)		(0.72)

Total dividends and distributions	—		(1.56)		(4.04)		(1.06)		(1.15)		(1.10)

Net asset value, end of period	$17.39		$16.10		$20.69		$22.38		$20.92		$18.55

Total return (b)	8.01%		(14.46)%		10.92%		12.29%		19.14%		(7.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$387,517		$373,194		$454,964		$432,637		$307,078		$273,992
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.53	%(k)	0.53	%(k)	0.54	%(m)	0.55	%(n)	0.56	%(o)
Before waivers (a)(f)	0.54%		0.53%		0.53%		0.55%		0.55%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		1.23%		1.12%		0.96%		1.65%		1.24%
Before waivers (a)(f)(x)	(0.24)%		1.23%		1.12%		0.95%		1.65%		1.24%
Portfolio turnover rate^	3	%(z)	15%		14%		79	%(aa)	11%		12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019		2018
Net asset value, beginning of period	$15.99		$20.56		$22.26		$20.81		$18.46		$21.12

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.28		0.32		0.15		0.39		0.30
Net realized and unrealized gain (loss)	1.31		(3.25)		2.07		2.41		3.16		(1.81)

Total from investment operations	1.31		(2.97)		2.39		2.56		3.55		(1.51)

Less distributions:
Dividends from net investment income	—		(0.27)		(0.90)		(0.37)		(0.40)		(0.43)
Distributions from net realized gains	—		(1.33)		(3.19)		(0.74)		(0.80)		(0.72)

Total dividends and distributions	—		(1.60)		(4.09)		(1.11)		(1.20)		(1.15)

Net asset value, end of period	$17.30		$15.99		$20.56		$22.26		$20.81		$18.46

Total return (b)	8.19%		(14.24)%		11.21%		12.55%		19.41%		(7.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,648		$2,332		$2,530		$2,201		$2,993		$2,058
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.28	%(k)	0.28	%(k)	0.30	%(m)	0.30	%(n)	0.31	%(o)
Before waivers (a)(f)	0.29%		0.28%		0.28%		0.30%		0.30%		0.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.01%		1.57%		1.37%		0.74%		1.90%		1.42%
Before waivers (a)(f)(x)	0.01%		1.57%		1.37%		0.74%		1.90%		1.42%
Portfolio turnover rate^	3	%(z)	15%		14%		79	%(aa)	11%		12%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IA, 1.24% for Class IB and 0.99% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IA, 1.21% for Class IB and 0.96% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IA, 1.25% for Class IB and 1.00% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.26% for Class IA, 1.26% for Class IB and 1.01% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IA, 1.28% for Class IB and 1.03% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

The portfolio turnover rate calculation includes purchases and sales made as a result of implementing a tax planning strategy. Excluding such transactions, the portfolio turnover rate would have been 19%.

See Notes to Financial Statements.

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Fixed Income	89.3%
Equity	10.7

Top Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/Intermediate Government Bond Portfolio	89.3%
EQ/500 Managed Volatility Portfolio	6.6
EQ/2000 Managed Volatility Portfolio	2.2
EQ/International Managed Volatility Portfolio	1.5
EQ/400 Managed Volatility Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,019.60	$2.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.25	2.57

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.7%)
EQ/2000 Managed Volatility Portfolio‡	2,862,227	$52,557,589
EQ/400 Managed Volatility Portfolio‡	383,627	8,583,469
EQ/500 Managed Volatility Portfolio‡	5,134,364	150,809,674
EQ/International Managed Volatility Portfolio‡	2,527,737	34,808,352

Total Equity		246,759,084

Fixed Income (89.3%)
EQ/Intermediate Government Bond Portfolio‡	216,454,085	2,055,886,388

Total Investments in Securities (100.0%) (Cost $2,352,517,922)		2,302,645,472
Other Assets Less Liabilities (0.0%)†		(364,787)

Net Assets (100%)		$2,302,280,685

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,862,227	61,225,736	11,887,095	(25,628,624)	393,073	4,680,309	52,557,589	—	—
EQ/400 Managed Volatility Portfolio	383,627	8,337,740	1,188,710	(1,672,862)	(885)	730,766	8,583,469	—	—
EQ/500 Managed Volatility Portfolio	5,134,364	144,410,262	27,340,318	(44,975,835)	40,005	23,994,924	150,809,674	—	—
EQ/International Managed Volatility Portfolio	2,527,737	39,333,996	7,132,256	(16,237,174)	480,063	4,099,211	34,808,352	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	216,454,085	2,180,425,416	449,535,418	(602,230,461)	400,907	27,755,108	2,055,886,388	—	—

Total		2,433,733,150	497,083,797	(690,744,956)	1,313,163	61,260,318	2,302,645,472	—	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,302,645,472	$—	$2,302,645,472

Total Assets	$—	$2,302,645,472	$—	$2,302,645,472

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,302,645,472	$—	$2,302,645,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$497,083,797
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$690,744,956

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,601,572
Aggregate gross unrealized depreciation	(88,653,455)

Net unrealized depreciation	$(51,051,883)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,353,697,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,352,517,922)	$2,302,645,472
Receivable for securities sold	1,467,239
Receivable for Portfolio shares sold	633,477
Other assets	41,638

Total assets	2,304,787,826

LIABILITIES
Overdraft payable	1,387,004
Distribution fees payable – Class IB	482,403
Administrative fees payable	246,438
Payable for Portfolio shares repurchased	192,703
Investment management fees payable	184,014
Accrued expenses	14,579

Total liabilities	2,507,141

NET ASSETS	$2,302,280,685

Net assets were comprised of:
Paid in capital	$2,352,808,721
Total distributable earnings (loss)	(50,528,036)

Net assets	$2,302,280,685

Class IB
Net asset value, offering and redemption price per share, $2,302,280,685 / 260,720,115 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$87,687

Total income	87,687

EXPENSES
Distribution fees – Class IB	2,975,140
Administrative fees	1,521,763
Investment management fees	1,133,030
Custodian fees	296,766
Printing and mailing expenses	68,314
Professional fees	62,380
Trustees’ fees	37,001
Miscellaneous	10,076

Total expenses	6,104,470

NET INVESTMENT INCOME (LOSS)	(6,016,783)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,313,163
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	61,260,318

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,573,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,556,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,016,783)	$20,384,612
Net realized gain (loss)	1,313,163	11,553,512
Net change in unrealized appreciation (depreciation)	61,260,318	(131,679,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,556,698	(99,741,412)

Distributions to shareholders:
Class IB	—	(38,246,796)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 56,021,517 and 298,275,331 shares, respectively ]	488,129,646	2,647,761,766
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,396,616 shares, respectively ]	—	38,246,796
Capital shares repurchased [ (76,896,985) and (117,460,889) shares, respectively]	(679,687,085)	(1,043,468,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(191,557,439)	1,642,540,345

TOTAL INCREASE (DECREASE) IN NET ASSETS	(135,000,741)	1,504,552,137
NET ASSETS:
Beginning of period	2,437,281,426	932,729,289

End of period	$2,302,280,685	$2,437,281,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$8.66		$9.68		$10.06		$9.96		$9.67		$9.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.11		0.05		0.05		0.09		0.26
Net realized and unrealized gain (loss)	0.19		(0.99)		(0.05)		0.51		0.49		(0.29)

Total from investment operations	0.17		(0.88)		—	#	0.56		0.58		(0.03)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.07)		(0.10)		(0.12)		(0.11)
Distributions from net realized gains	—		(0.06)		(0.31)		(0.36)		(0.17)		(0.02)

Total dividends and distributions	—		(0.14)		(0.38)		(0.46)		(0.29)		(0.13)

Net asset value, end of period	$8.83		$8.66		$9.68		$10.06		$9.96		$9.67

Total return (b)	1.96%		(9.09)%		0.02%		5.68%		6.03%		(0.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,302,281		$2,437,281		$932,729		$1,015,869		$469,971		$1,084,793
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.49	%(k)	0.49	%(m)	0.51	%(n)	0.51	%(n)	0.52	%(n)
Before waivers (a)(f)	0.51%		0.49%		0.49%		0.51%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		1.18%		0.49%		0.48%		0.90%		2.65%
Before waivers (a)(f)(x)	(0.51)%		1.18%		0.49%		0.48%		0.88%		2.64%
Portfolio turnover rate^	21	%(z)	60%		26%		175%		107%		28%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.92% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.91% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Fixed Income	79.1%
Equity	20.9

Top Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/Intermediate Government Bond Portfolio	33.2%
EQ/Core Bond Index Portfolio	31.0
EQ/500 Managed Volatility Portfolio	12.8
EQ/Long-Term Bond Portfolio	8.5
EQ/AB Short Duration Government Bond Portfolio	6.4
EQ/2000 Managed Volatility Portfolio	4.2
EQ/International Managed Volatility Portfolio	2.9
EQ/400 Managed Volatility Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,035.40	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.26	2.56

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.9%)
EQ/2000 Managed Volatility Portfolio‡	1,417,114	$26,021,729
EQ/400 Managed Volatility Portfolio‡	282,505	6,320,919
EQ/500 Managed Volatility Portfolio‡	2,697,493	79,232,415
EQ/International Managed Volatility Portfolio‡	1,301,436	17,921,495

Total Equity		129,496,558

Fixed Income (79.1%)
EQ/AB Short Duration Government Bond Portfolio‡	4,077,089	39,878,668
EQ/Core Bond Index Portfolio‡	21,126,581	192,373,163
EQ/Intermediate Government Bond Portfolio‡	21,699,804	206,105,285
EQ/Long-Term Bond Portfolio‡	7,346,321	52,776,492

Total Fixed Income		491,133,608

Total Investments in Securities (100.0%) (Cost $628,264,429)		620,630,166
Other Assets Less Liabilities (0.0%)†		(1,126)

Net Assets (100%)		$620,629,040

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,417,114	27,618,345	1,550,930	(5,326,951)	268,932	1,910,473	26,021,729	—	—
EQ/400 Managed Volatility Portfolio	282,505	6,394,049	155,093	(762,695)	16,822	517,650	6,320,919	—	—
EQ/500 Managed Volatility Portfolio	2,697,493	73,048,330	3,722,233	(9,304,682)	745,047	11,021,487	79,232,415	—	—
EQ/International Managed Volatility Portfolio	1,301,436	19,219,767	853,011	(4,244,823)	310,050	1,783,490	17,921,495	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,077,089	40,543,058	1,861,118	(3,152,341)	(8,486)	635,319	39,878,668	—	—
EQ/Core Bond Index Portfolio	21,126,581	192,764,579	13,438,225	(16,155,749)	(96,197)	2,422,305	192,373,163	—	—
EQ/Intermediate Government Bond Portfolio	21,699,804	208,484,741	12,170,864	(16,549,791)	(176,298)	2,175,769	206,105,285	—	—
EQ/Long-Term Bond Portfolio	7,346,321	50,777,217	6,267,141	(6,041,987)	(92,343)	1,866,464	52,776,492	—	—

Total		618,850,086	40,018,615	(61,539,019)	967,527	22,332,957	620,630,166	—	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$620,630,166	$—	$620,630,166

Total Assets	$—	$620,630,166	$—	$620,630,166

Total Liabilities	$—	$—	$—	$—

Total	$—	$620,630,166	$—	$620,630,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,018,615
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$61,539,019

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,291,746
Aggregate gross unrealized depreciation	(66,131,089)

Net unrealized depreciation	$(9,839,343)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$630,469,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $628,264,429)	$620,630,166
Cash	574,348
Receivable for Portfolio shares sold	160,173
Other assets	7,148

Total assets	621,371,835

LIABILITIES
Payable for Portfolio shares repurchased	323,218
Payable for securities purchased	144,287
Distribution fees payable – Class IB	127,572
Administrative fees payable	65,171
Investment management fees payable	50,142
Accrued expenses	32,405

Total liabilities	742,795

NET ASSETS	$620,629,040

Net assets were comprised of:
Paid in capital	$630,333,425
Total distributable earnings (loss)	(9,704,385)

Net assets	$620,629,040

Class IB
Net asset value, offering and redemption price per share, $620,629,040 / 55,887,420 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$10,495

Total income	10,495

EXPENSES
Distribution fees – Class IB	772,258
Administrative fees	395,027
Investment management fees	308,901
Custodian fees	40,559
Professional fees	30,743
Printing and mailing expenses	20,627
Trustees’ fees	9,566
Miscellaneous	5,466

Gross expenses	1,583,147
Less: Waiver from investment manager	(3,078)

Net expenses	1,580,069

NET INVESTMENT INCOME (LOSS)	(1,569,574)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	967,527
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	22,332,957

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,300,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,730,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,569,574)	$6,427,671
Net realized gain (loss)	967,527	(1,040,968)
Net change in unrealized appreciation (depreciation)	22,332,957	(105,655,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,730,910	(100,268,998)

Distributions to shareholders:
Class IB	—	(25,072,084)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,488,516 and 14,856,147 shares, respectively ]	60,453,685	172,256,195
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,337,009 shares, respectively ]	—	25,072,084
Capital shares repurchased [ (7,284,647) and (25,380,018) shares, respectively]	(79,777,482)	(291,577,930)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,323,797)	(94,249,651)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,407,113	(219,590,733)
NET ASSETS:
Beginning of period	618,221,927	837,812,660

End of period	$620,629,040	$618,221,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.72		$12.72		$12.95		$12.36		$11.58		$12.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.11		0.07		0.13		0.18		0.13
Net realized and unrealized gain (loss)	0.41		(1.67)		0.25		0.77		0.86		(0.30)

Total from investment operations	0.38		(1.56)		0.32		0.90		1.04		(0.17)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)		(0.19)		(0.19)		(0.15)
Distributions from net realized gains	—		(0.32)		(0.41)		(0.12)		(0.07)		(0.27)

Total dividends and distributions	—		(0.44)		(0.55)		(0.31)		(0.26)		(0.42)

Net asset value, end of period	$11.10		$10.72		$12.72		$12.95		$12.36		$11.58

Total return (b)	3.54%		(12.26)%		2.50%		7.26%		8.97%		(1.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$620,629		$618,222		$837,813		$908,213		$761,618		$671,127
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.50	%(k)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.48	%(j)
Before waivers (a)(f)	0.51%		0.50%		0.50%		0.50%		0.50%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.91%		0.56%		1.00%		1.48%		1.10%
Before waivers (a)(f)(x)	(0.51)%		0.91%		0.56%		0.99%		1.46%		1.06%
Portfolio turnover rate^	6	%(z)	17%		27%		23%		17%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Fixed Income	58.8%
Equity	41.2

Top Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/500 Managed Volatility Portfolio	25.2%
EQ/Intermediate Government Bond Portfolio	23.5
EQ/Core Bond Index Portfolio	21.9
EQ/Long-Term Bond Portfolio	8.9
EQ/2000 Managed Volatility Portfolio	8.6
EQ/International Managed Volatility Portfolio	5.6
EQ/AB Short Duration Government Bond Portfolio	4.6
EQ/400 Managed Volatility Portfolio	1.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,060.60	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.52

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.2%)
EQ/2000 Managed Volatility Portfolio‡	5,327,375	$97,823,807
EQ/400 Managed Volatility Portfolio‡	883,151	19,760,072
EQ/500 Managed Volatility Portfolio‡	9,777,481	287,190,132
EQ/International Managed Volatility Portfolio‡	4,638,219	63,870,859

Total Equity		468,644,870

Fixed Income (58.8%)
EQ/AB Short Duration Government Bond Portfolio‡	5,314,957	51,986,454
EQ/Core Bond Index Portfolio‡	27,397,793	249,477,194
EQ/Intermediate Government Bond Portfolio‡	28,152,072	267,389,091
EQ/Long-Term Bond Portfolio‡	14,055,432	100,975,225

Total Fixed Income		669,827,964

Total Investments in Securities (100.0%) (Cost $1,032,244,557)		1,138,472,834
Other Assets Less Liabilities (0.0%)†		(130,003)

Net Assets (100%)		$1,138,342,831

† Percent	shown is less than 0.05%.
‡ All,	or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,327,375	99,365,737	3,899,719	(13,096,135)	695,619	6,958,867	97,823,807	—	—
EQ/400 Managed Volatility Portfolio	883,151	19,499,241	399,971	(1,768,834)	32,864	1,596,830	19,760,072	—	—
EQ/500 Managed Volatility Portfolio	9,777,481	260,644,700	9,599,311	(25,052,026)	369,162	41,628,985	287,190,132	—	—
EQ/International Managed Volatility Portfolio	4,638,219	68,338,795	2,299,836	(14,220,798)	894,449	6,558,577	63,870,859	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,314,957	52,825,229	1,799,870	(3,459,755)	4,928	816,182	51,986,454	—	—
EQ/Core Bond Index Portfolio	27,397,793	246,134,426	17,099,376	(16,722,148)	(66,288)	3,031,828	249,477,194	—	—
EQ/Intermediate Government Bond Portfolio	28,152,072	267,229,537	14,699,360	(17,106,566)	(51,291)	2,618,051	267,389,091	—	—
EQ/Long-Term Bond Portfolio	14,055,432	93,017,172	13,199,685	(8,457,179)	(124,385)	3,339,932	100,975,225	—	—

Total		1,107,054,837	62,997,128	(99,883,441)	1,755,058	66,549,252	1,138,472,834	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,138,472,834	$—	$1,138,472,834

Total Assets	$—	$1,138,472,834	$—	$1,138,472,834

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,138,472,834	$—	$1,138,472,834

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$62,997,128
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$99,883,441

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,213,606
Aggregate gross unrealized depreciation	(89,567,442)

Net unrealized appreciation	$102,646,164

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,035,826,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,032,244,557)	$1,138,472,834
Cash	496,353
Receivable for securities sold	303,760
Receivable for Portfolio shares sold	256,387
Other assets	12,874

Total assets	1,139,542,208

LIABILITIES
Payable for Portfolio shares repurchased	742,206
Distribution fees payable – Class IB	233,090
Administrative fees payable	119,075
Investment management fees payable	92,409
Accrued expenses	12,597

Total liabilities	1,199,377

NET ASSETS	$1,138,342,831

Net assets were comprised of:
Paid in capital	$1,026,942,415
Total distributable earnings (loss)	111,400,416

Net assets	$1,138,342,831

Class IB
Net asset value, offering and redemption price per share, $1,138,342,831 / 85,544,112 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$19,212

Total income	19,212

EXPENSES
Distribution fees – Class IB	1,401,607
Administrative fees	716,955
Investment management fees	555,782
Professional fees	39,793
Custodian fees	37,986
Printing and mailing expenses	34,236
Trustees’ fees	17,330
Miscellaneous	9,982

Total expenses	2,813,671

NET INVESTMENT INCOME (LOSS)	(2,794,459)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,755,058
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	66,549,252

NET REALIZED AND UNREALIZED GAIN (LOSS)	68,304,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,509,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,794,459)	$10,752,555
Net realized gain (loss)	1,755,058	18,406,063
Net change in unrealized appreciation (depreciation)	66,549,252	(254,388,219)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,509,851	(225,229,601)

Distributions to shareholders:
Class IB	—	(75,821,881)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,144,604 and 11,169,887 shares, respectively ]	80,095,360	152,965,257
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,010,510 shares, respectively ]	—	75,821,881
Capital shares repurchased [ (8,806,787) and (30,443,175) shares, respectively]	(113,837,850)	(416,699,285)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(33,742,490)	(187,912,147)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,767,361	(488,963,629)
NET ASSETS:
Beginning of period	1,106,575,470	1,595,539,099

End of period	$1,138,342,831	$1,106,575,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.55		$15.72		$15.67		$14.83		$13.45		$14.40

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		0.09		0.13		0.20		0.15
Net realized and unrealized gain (loss)	0.79		(2.40)		1.01		1.33		1.60		(0.62)

Total from investment operations	0.76		(2.28)		1.10		1.46		1.80		(0.47)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.25)		(0.25)		(0.22)		(0.18)
Distributions from net realized gains	—		(0.76)		(0.80)		(0.37)		(0.20)		(0.30)

Total dividends and distributions	—		(0.89)		(1.05)		(0.62)		(0.42)		(0.48)

Net asset value, end of period	$13.31		$12.55		$15.72		$15.67		$14.83		$13.45

Total return (b)	6.06%		(14.46)%		7.08%		9.93%		13.40%		(3.29)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,138,343		$1,106,575		$1,595,539		$1,602,539		$1,558,521		$1,375,253
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.49	%(k)	0.48	%(m)	0.50	%(n)	0.51	%(o)	0.50	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.50)%		0.84%		0.57%		0.87%		1.38%		1.06%
Portfolio turnover rate^	6	%(z)	16%		22%		28%		15%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	51.3%
Fixed Income	48.7

Top Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/500 Managed Volatility Portfolio	31.1%
EQ/Intermediate Government Bond Portfolio	18.8
EQ/Core Bond Index Portfolio	17.6
EQ/2000 Managed Volatility Portfolio	10.8
EQ/Long-Term Bond Portfolio	8.6
EQ/International Managed Volatility Portfolio	7.2
EQ/AB Short Duration Government Bond Portfolio	3.7
EQ/400 Managed Volatility Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,072.60	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.3%)
EQ/2000 Managed Volatility Portfolio‡	19,079,522	$350,347,312
EQ/400 Managed Volatility Portfolio‡	3,112,841	69,648,339
EQ/500 Managed Volatility Portfolio‡	34,290,514	1,007,201,827
EQ/International Managed Volatility Portfolio‡	16,916,833	232,954,217

Total Equity		1,660,151,695

Fixed Income (48.7%)
EQ/AB Short Duration Government Bond Portfolio‡	12,181,974	119,153,855
EQ/Core Bond Index Portfolio‡	62,445,041	568,608,349
EQ/Intermediate Government Bond Portfolio‡	64,153,022	609,327,033
EQ/Long-Term Bond Portfolio‡	38,898,205	279,447,469

Total Fixed Income		1,576,536,706

Total Investments in Securities (100.0%) (Cost $2,846,892,750)		3,236,688,401
Other Assets Less Liabilities (0.0%)†		128,651

Net Assets (100%)		$3,236,817,052

† Percent	shown is less than 0.05%.
‡ All,	or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	19,079,522	349,894,402	7,386,140	(33,568,618)	539,178	26,096,210	350,347,312	—	—
EQ/400 Managed Volatility Portfolio	3,112,841	67,202,093	753,688	(3,941,696)	58,550	5,575,704	69,648,339	—	—
EQ/500 Managed Volatility Portfolio	34,290,514	916,761,898	18,088,504	(74,800,696)	117,226	147,034,895	1,007,201,827	—	—
EQ/International Managed Volatility Portfolio	16,916,833	246,543,204	4,220,650	(44,753,496)	1,476,281	25,467,578	232,954,217	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,181,974	121,729,222	2,261,062	(6,725,087)	10,661	1,877,997	119,153,855	—	—
EQ/Core Bond Index Portfolio	62,445,041	562,430,238	30,200,890	(30,935,400)	(45,482)	6,958,103	568,608,349	—	—
EQ/Intermediate Government Bond Portfolio	64,153,022	607,801,617	27,853,104	(32,280,418)	(10,011)	5,962,741	609,327,033	—	—
EQ/Long-Term Bond Portfolio	38,898,205	253,327,677	36,030,977	(18,830,244)	(293,105)	9,212,164	279,447,469	—	—

Total		3,125,690,351	126,795,015	(245,835,655)	1,853,298	228,185,392	3,236,688,401	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,236,688,401	$—	$3,236,688,401

Total Assets	$—	$3,236,688,401	$—	$3,236,688,401

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,236,688,401	$—	$3,236,688,401

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$126,795,015
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$245,835,655

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$598,170,467
Aggregate gross unrealized depreciation	(221,066,198)

Net unrealized appreciation	$377,104,269

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,859,584,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,846,892,750)	$3,236,688,401
Cash	1,763,969
Receivable for Portfolio shares sold	530,530
Dividends, interest and other receivables	176,074
Receivable for securities sold	36,346
Other assets	34,186

Total assets	3,239,229,506

LIABILITIES
Payable for Portfolio shares repurchased	1,107,954
Distribution fees payable – Class IB	659,192
Administrative fees payable	336,752
Investment management fees payable	247,583
Accrued expenses	60,973

Total liabilities	2,412,454

NET ASSETS	$3,236,817,052

Net assets were comprised of:
Paid in capital	$2,846,790,154
Total distributable earnings (loss)	390,026,898

Net assets	$3,236,817,052

Class IB
Net asset value, offering and redemption price per share, $3,236,817,052 / 214,738,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$32,329

Total income	32,329

EXPENSES
Distribution fees – Class IB	3,955,345
Administrative fees	2,023,247
Investment management fees	1,485,911
Printing and mailing expenses	89,515
Professional fees	76,365
Custodian fees	59,870
Trustees’ fees	48,995
Miscellaneous	38,215

Total expenses	7,777,463

NET INVESTMENT INCOME (LOSS)	(7,745,134)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,853,298 realized gain (loss) from affiliates)	1,857,334
Foreign currency transactions	(22)

Net realized gain (loss)	1,857,312

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	228,185,392
Foreign currency translations	3,335

Net change in unrealized appreciation (depreciation)	228,188,727

NET REALIZED AND UNREALIZED GAIN (LOSS)	230,046,039

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$222,300,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,745,134)	$29,529,139
Net realized gain (loss)	1,857,312	8,840,127
Net change in unrealized appreciation (depreciation)	228,188,727	(711,245,163)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	222,300,905	(672,875,897)

Distributions to shareholders:
Class IB	—	(182,006,751)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,213,275 and 19,815,243 shares, respectively ]	164,534,307	306,989,130
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,024,471 shares, respectively ]	—	182,006,751
Capital shares repurchased [ (18,900,371) and (60,582,613) shares, respectively]	(274,626,407)	(924,262,833)

Total Class IB transactions	(110,092,100)	(435,266,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(110,092,100)	(435,266,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	112,208,805	(1,290,149,600)
NET ASSETS:
Beginning of period	3,124,608,247	4,414,757,847

End of period	$3,236,817,052	$3,124,608,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2021 to September 1, 2021‡		Year Ended December 31,
Class IA			2020		2019		2018
Net asset value, beginning of period	$17.04		$16.04		$14.33		$15.48

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05	)†	0.14		0.21		0.07
Net realized and unrealized gain (loss)	1.52		1.64		2.03		(0.70)

Total from investment operations	1.47		1.78		2.24		(0.63)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.24)		(0.19)
Distributions from net realized gains	—		(0.49)		(0.29)		(0.33)

Total dividends and distributions	—		(0.78)		(0.53)		(0.52)

Net asset value, end of period	$18.51		$17.04		$16.04		$14.33

Total return (b)	8.63%		11.22%		15.65%		(4.16)%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$—		$82		$79		$73
Ratio of expenses to average net assets (a)(f)	0.46	%(j)	0.49	%(k)	0.49	%(k)	0.50	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.46)%		0.84%		1.34%		0.44%
Portfolio turnover rate^	24%		27%		14%		10%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$14.05		$17.65		$17.07		$16.07		$14.35		$15.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.13		0.12		0.14		0.21		0.16
Net realized and unrealized gain (loss)	1.06		(2.89)		1.48		1.64		2.04		(0.79)

Total from investment operations	1.02		(2.76)		1.60		1.78		2.25		(0.63)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.32)		(0.29)		(0.24)		(0.19)
Distributions from net realized gains	—		(0.70)		(0.70)		(0.49)		(0.29)		(0.33)

Total dividends and distributions	—		(0.84)		(1.02)		(0.78)		(0.53)		(0.52)

Net asset value, end of period	$15.07		$14.05		$17.65		$17.07		$16.07		$14.35

Total return (b)	7.26%		(15.57)%		9.48%		11.20%		15.70%		(4.15)%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,236,817		$3,124,608		$4,414,758		$3,676,850		$3,614,859		$3,218,857
Ratio of expenses to average net assets (a)(f)	0.49	%(n)	0.49	%(n)	0.48	%(g)(j)	0.49	%(k)	0.49	%(k)	0.50	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		0.82%		0.65%		0.86%		1.36%		1.06%
Portfolio turnover rate^	4	%(z)	13%		24%		27%		14%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on September 1, 2021 operations for Class IA ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IA and 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	61.4%
Fixed Income	38.6

Top Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/500 Managed Volatility Portfolio	37.1%
EQ/Intermediate Government Bond Portfolio	14.6
EQ/Core Bond Index Portfolio	13.7
EQ/2000 Managed Volatility Portfolio	13.0
EQ/International Managed Volatility Portfolio	8.7
EQ/Long-Term Bond Portfolio	7.4
EQ/AB Short Duration Government Bond Portfolio	2.9
EQ/400 Managed Volatility Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,085.00	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.44

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.4%)
EQ/2000 Managed Volatility Portfolio‡	38,885,766	$714,039,034
EQ/400 Managed Volatility Portfolio‡	6,500,382	145,442,952
EQ/500 Managed Volatility Portfolio‡	69,644,395	2,045,637,544
EQ/International Managed Volatility Portfolio‡	34,728,489	478,230,645

Total Equity		3,383,350,175

Fixed Income (38.6%)
EQ/AB Short Duration Government Bond Portfolio‡	16,150,809	157,973,675
EQ/Core Bond Index Portfolio‡	82,895,440	754,824,377
EQ/Intermediate Government Bond Portfolio‡	84,708,728	804,565,651
EQ/Long-Term Bond Portfolio‡	56,977,517	409,330,535

Total Fixed Income		2,126,694,238

Total Investments in Securities (100.0%) (Cost $4,434,325,030)		5,510,044,413
Other Assets Less Liabilities (0.0%)†		(310,442)

Net Assets (100%)		$5,509,733,971

† Percent	shown is less than 0.05%.
‡ All,	or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	38,885,766	716,580,261	8,139,795	(64,842,009)	1,290,233	52,870,754	714,039,034	—	—
EQ/400 Managed Volatility Portfolio	6,500,382	142,078,286	982,390	(9,448,174)	135,424	11,695,026	145,442,952	—	—
EQ/500 Managed Volatility Portfolio	69,644,395	1,868,772,136	20,209,148	(142,076,713)	13,009,424	285,723,549	2,045,637,544	—	—
EQ/International Managed Volatility Portfolio	34,728,489	498,288,314	4,771,605	(79,562,557)	2,825,583	51,907,700	478,230,645	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	16,150,809	163,101,243	1,684,096	(9,339,726)	6,674	2,521,388	157,973,675	—	—
EQ/Core Bond Index Portfolio	82,895,440	748,317,384	39,228,430	(42,028,767)	37,435	9,269,895	754,824,377	—	—
EQ/Intermediate Government Bond Portfolio	84,708,728	805,548,313	34,609,113	(43,585,388)	108,709	7,884,904	804,565,651	—	—
EQ/Long-Term Bond Portfolio	56,977,517	370,089,149	53,311,946	(27,240,868)	(421,155)	13,591,463	409,330,535	—	—

Total		5,312,775,086	162,936,523	(418,124,202)	16,992,327	435,464,679	5,510,044,413	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,510,044,413	$—	$5,510,044,413

Total Assets	$—	$5,510,044,413	$—	$5,510,044,413

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,510,044,413	$—	$5,510,044,413

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$162,936,523
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$418,124,202

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,365,469,930
Aggregate gross unrealized depreciation	(301,510,440)

Net unrealized appreciation	$1,063,959,490

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,446,084,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,434,325,030)	$5,510,044,413
Cash	3,418,777
Receivable for Portfolio shares sold	774,064
Receivable for securities sold	181,757
Other assets	61,625

Total assets	5,514,480,636

LIABILITIES
Payable for Portfolio shares repurchased	2,630,562
Distribution fees payable – Class IB	1,120,042
Administrative fees payable	572,179
Investment management fees payable	412,566
Accrued expenses	11,316

Total liabilities	4,746,665

NET ASSETS	$5,509,733,971

Net assets were comprised of:
Paid in capital	$4,374,509,477
Total distributable earnings (loss)	1,135,224,494

Net assets	$5,509,733,971

Class IB
Net asset value, offering and redemption price per share, $5,509,733,971 / 345,114,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$55,002

Total income	55,002

EXPENSES
Distribution fees – Class IB	6,727,507
Administrative fees	3,441,277
Investment management fees	2,478,620
Printing and mailing expenses	149,561
Professional fees	116,422
Trustees’ fees	83,513
Custodian fees	58,028
Miscellaneous	46,626

Total expenses	13,101,554

NET INVESTMENT INCOME (LOSS)	(13,046,552)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	16,992,327
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	435,464,679

NET REALIZED AND UNREALIZED GAIN (LOSS)	452,457,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$439,410,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(13,046,552)	$47,589,045
Net realized gain (loss)	16,992,327	156,357,008
Net change in unrealized appreciation (depreciation)	435,464,679	(1,408,018,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	439,410,454	(1,204,072,039)

Distributions to shareholders:
Class IB	—	(488,969,932)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,188,490 and 16,813,036 shares, respectively ]	173,010,723	274,215,422
Capital shares issued in reinvestment of dividends and distributions [ 0 and 32,961,479 shares, respectively ]	—	488,969,932
Capital shares repurchased [ (27,075,485) and (73,774,371) shares respectively]	(413,788,356)	(1,207,713,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(240,777,633)	(444,528,540)

TOTAL INCREASE (DECREASE) IN NET ASSETS	198,632,821	(2,137,570,511)
NET ASSETS:
Beginning of period	5,311,101,150	7,448,671,661

End of period	$5,509,733,971	$5,311,101,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$14.71		$19.35		$18.86		$17.76		$15.63		$17.11

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.13		0.11		0.15		0.23		0.18
Net realized and unrealized gain (loss)	1.29		(3.34)		2.10		2.02		2.57		(1.05)

Total from investment operations	1.25		(3.21)		2.21		2.17		2.80		(0.87)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.40)		(0.35)		(0.26)		(0.21)
Distributions from net realized gains	—		(1.28)		(1.32)		(0.72)		(0.41)		(0.40)

Total dividends and distributions	—		(1.43)		(1.72)		(1.07)		(0.67)		(0.61)

Net asset value, end of period	$15.96		$14.71		$19.35		$18.86		$17.76		$15.63

Total return (b)	8.50%		(16.51)%		11.91%		12.38%		18.00%		(5.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,509,734		$5,311,101		$7,448,672		$7,412,644		$7,333,348		$6,621,253
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.48	%(k)	0.47	%(m)	0.48	%(j)	0.48	%(j)	0.49	%(n)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		0.79%		0.56%		0.83%		1.32%		1.02%
Portfolio turnover rate^	3	%(z)	12%		20%		24%		12%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	71.5%
Fixed Income	28.5

Top Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/500 Managed Volatility Portfolio	43.2%
EQ/2000 Managed Volatility Portfolio	15.2
EQ/Intermediate Government Bond Portfolio	10.4
EQ/International Managed Volatility Portfolio	10.2
EQ/Core Bond Index Portfolio	9.8
EQ/Long-Term Bond Portfolio	6.1
EQ/400 Managed Volatility Portfolio	2.9
EQ/AB Short Duration Government Bond Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,097.50	$2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class IB
Actual	1,000.00	1,097.40	2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.49% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.5%)
EQ/2000 Managed Volatility Portfolio‡	38,248,611	$702,339,298
EQ/400 Managed Volatility Portfolio‡	5,966,903	133,506,625
EQ/500 Managed Volatility Portfolio‡	67,638,151	1,986,708,917
EQ/International Managed Volatility Portfolio‡	33,920,999	467,111,055

Total Equity		3,289,665,895

Fixed Income (28.5%)
EQ/AB Short Duration Government Bond Portfolio‡	10,180,272	99,574,890
EQ/Core Bond Index Portfolio‡	49,483,433	450,583,306
EQ/Intermediate Government Bond Portfolio‡	50,540,176	480,031,872
EQ/Long-Term Bond Portfolio‡	39,127,653	281,095,844

Total Fixed Income		1,311,285,912

Total Investments in Securities (100.0%) (Cost $3,707,986,991)		4,600,951,807
Other Assets Less Liabilities (0.0%)†		(649,554)

Net Assets (100%)		$4,600,302,253

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	38,248,611	695,820,218	6,641,991	(52,804,378)	21,437	52,660,030	702,339,298	—	—
EQ/400 Managed Volatility Portfolio	5,966,903	129,007,372	781,411	(7,053,456)	88,334	10,682,964	133,506,625	—	—
EQ/500 Managed Volatility Portfolio	67,638,151	1,797,855,426	16,409,625	(116,222,582)	2,781,842	285,884,606	1,986,708,917	—	—
EQ/International Managed Volatility Portfolio	33,920,999	472,366,187	3,907,053	(61,467,281)	264,535	52,040,561	467,111,055	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,180,272	101,761,365	781,410	(4,553,456)	5,611	1,579,960	99,574,890	—	—
EQ/Core Bond Index Portfolio	49,483,433	442,815,908	25,007,053	(22,767,281)	32,159	5,495,467	450,583,306	—	—
EQ/Intermediate Government Bond Portfolio	50,540,176	476,224,059	22,404,730	(23,336,463)	113,169	4,626,377	480,031,872	—	—
EQ/Long-Term Bond Portfolio	39,127,653	248,507,004	39,037,260	(15,367,915)	(240,008)	9,159,503	281,095,844	—	—

Total		4,364,357,539	114,970,533	(303,572,812)	3,067,079	422,129,468	4,600,951,807	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,600,951,807	$—	$4,600,951,807

Total Assets	$—	$4,600,951,807	$—	$4,600,951,807

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,600,951,807	$—	$4,600,951,807

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$114,970,533
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$303,572,812

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,076,597,201
Aggregate gross unrealized depreciation	(190,687,493)

Net unrealized appreciation	$885,909,708

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,715,042,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,707,986,991)	$4,600,951,807
Cash	1,705,201
Receivable for Portfolio shares sold	1,195,066
Receivable for securities sold	695,242
Other assets	51,205

Total assets	4,604,598,521

LIABILITIES
Payable for Portfolio shares repurchased	2,512,599
Distribution fees payable – Class IB	932,171
Administrative fees payable	476,366
Investment management fees payable	345,971
Distribution fees payable – Class IA	316
Accrued expenses	28,845

Total liabilities	4,296,268

NET ASSETS	$4,600,302,253

Net assets were comprised of:
Paid in capital	$3,659,654,816
Total distributable earnings (loss)	940,647,437

Net assets	$4,600,302,253

Class IA
Net asset value, offering and redemption price per share, $1,560,642 / 86,151 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.12

Class IB
Net asset value, offering and redemption price per share, $4,598,741,611 / 253,543,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$35,206

Total income	35,206

EXPENSES
Distribution fees – Class IB	5,564,506
Administrative fees	2,847,328
Investment management fees	2,065,897
Printing and mailing expenses	194,257
Professional fees	99,716
Trustees’ fees	68,964
Custodian fees	48,611
Distribution fees – Class IA	1,878
Miscellaneous	37,666

Total expenses	10,928,823

NET INVESTMENT INCOME (LOSS)	(10,893,617)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	3,067,079
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	422,129,468

NET REALIZED AND UNREALIZED GAIN (LOSS)	425,196,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$414,302,930

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(10,893,617)	$36,689,274
Net realized gain (loss)	3,067,079	125,209,876
Net change in unrealized appreciation (depreciation)	422,129,468	(1,195,542,223)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	414,302,930	(1,033,643,073)

Distributions to shareholders:
Class IA	—	(131,534)
Class IB	—	(400,235,265)

Total distributions to shareholders	—	(400,366,799)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,933 shares, respectively ]	—	131,534
Capital shares repurchased [ (1,779) and (2,118) shares, respectively]	(30,732)	(39,756)

Total Class IA transactions	(30,732)	91,778

Class IB
Capital shares sold [ 7,714,229 and 17,860,655 shares, respectively ]	134,481,408	350,099,003
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,107,608 shares, respectively ]	—	400,235,265
Capital shares repurchased [ (18,030,649) and (51,385,145) shares, respectively]	(310,672,243)	(966,716,924)

Total Class IB transactions	(176,190,835)	(216,382,656)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(176,221,567)	(216,290,878)

TOTAL INCREASE (DECREASE) IN NET ASSETS	238,081,363	(1,650,300,750)
NET ASSETS:
Beginning of period	4,362,220,890	6,012,521,640

End of period	$4,600,302,253	$4,362,220,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021		2020		2019		2018
Net asset value, beginning of period	$16.51		$21.97		$20.82		$19.31		$16.60		$18.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.15		0.13		0.16		0.25		0.18
Net realized and unrealized gain (loss)	1.65		(4.00)		2.81		2.44		3.10		(1.27)

Total from investment operations	1.61		(3.85)		2.94		2.60		3.35		(1.09)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.51)		(0.40)		(0.29)		(0.22)
Distributions from net realized gains	—		(1.45)		(1.28)		(0.69)		(0.35)		(0.32)

Total dividends and distributions	—		(1.61)		(1.79)		(1.09)		(0.64)		(0.54)

Net asset value, end of period	$18.12		$16.51		$21.97		$20.82		$19.31		$16.60

Total return (b)	9.75%		(17.42)%		14.30%		13.66%		20.23%		(6.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,561		$1,451		$1,804		$1,580		$1,419		$1,294
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.48	%(k)	0.47	%(m)	0.49	%(j)	0.48	%(n)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		0.81%		0.58%		0.85%		1.33%		0.95%
Portfolio turnover rate^	3	%(z)	11%		19%		24%		11%		10%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$16.53		$21.99		$20.84		$19.33		$16.62		$18.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.14		0.13		0.16		0.25		0.19
Net realized and unrealized gain (loss)	1.65		(3.99)		2.81		2.44		3.10		(1.28)

Total from investment operations	1.61		(3.85)		2.94		2.60		3.35		(1.09)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.51)		(0.40)		(0.29)		(0.22)
Distributions from net realized gains	—		(1.45)		(1.28)		(0.69)		(0.35)		(0.32)

Total dividends and distributions	—		(1.61)		(1.79)		(1.09)		(0.64)		(0.54)

Net asset value, end of period	$18.14		$16.53		$21.99		$20.84		$19.33		$16.62

Total return (b)	9.74%		(17.40)%		14.28%		13.64%		20.21%		(6.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,598,742		$4,360,770		$6,010,718		$5,754,524		$5,574,271		$4,727,029
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.48	%(k)	0.47	%(m)	0.49	%(j)	0.48	%(n)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		0.75%		0.56%		0.82%		1.33%		1.01%
Portfolio turnover rate^	3	%(z)	11%		19%		24%		11%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IA and 1.02% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IA and 0.99% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IA and 1.03% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	81.6%
Fixed Income	18.4

Top Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/500 Managed Volatility Portfolio	49.9%
EQ/2000 Managed Volatility Portfolio	17.1
EQ/International Managed Volatility Portfolio	11.4
EQ/Intermediate Government Bond Portfolio	6.6
EQ/Core Bond Index Portfolio	6.3
EQ/Long-Term Bond Portfolio	4.2
EQ/400 Managed Volatility Portfolio	3.1
EQ/AB Short Duration Government Bond Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,110.20	$2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.44

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.6%)
EQ/2000 Managed Volatility Portfolio‡	46,275,958	$849,741,291
EQ/400 Managed Volatility Portfolio‡	6,936,880	155,209,393
EQ/500 Managed Volatility Portfolio‡	84,171,429	2,472,334,424
EQ/International Managed Volatility Portfolio‡	41,038,613	565,124,555

Total Equity		4,042,409,663

Fixed Income (18.4%)
EQ/AB Short Duration Government Bond Portfolio‡	6,947,302	67,952,686
EQ/Core Bond Index Portfolio‡	34,065,495	310,191,565
EQ/Intermediate Government Bond Portfolio‡	34,441,307	327,124,406
EQ/Long-Term Bond Portfolio‡	28,870,966	207,411,075

Total Fixed Income		912,679,732

Total Investments in Securities (100.0%) (Cost $4,310,755,259)		4,955,089,395
Other Assets Less Liabilities (0.0%)†		(1,709,708)

Net Assets (100%)		$4,953,379,687

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	46,275,958	827,280,395	3,380,841	(44,203,975)	(29,376)	63,313,406	849,741,291	—	—
EQ/400 Managed Volatility Portfolio	6,936,880	148,930,244	444,847	(6,661,049)	36,982	12,458,369	155,209,393	—	—
EQ/500 Managed Volatility Portfolio	84,171,429	2,210,487,122	8,585,561	(104,098,253)	2,647,907	354,712,087	2,472,334,424	—	—
EQ/International Managed Volatility Portfolio	41,038,613	553,025,775	2,001,815	(51,774,722)	4,968	61,866,719	565,124,555	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,947,302	69,282,368	266,908	(2,676,630)	(11,522)	1,091,562	67,952,686	—	—
EQ/Core Bond Index Portfolio	34,065,495	299,866,969	17,712,119	(11,152,623)	46,836	3,718,264	310,191,565	—	—
EQ/Intermediate Government Bond Portfolio	34,441,307	320,566,404	15,401,089	(12,044,833)	(167,846)	3,369,592	327,124,406	—	—
EQ/Long-Term Bond Portfolio	28,870,966	176,823,403	32,200,726	(8,029,889)	(116,223)	6,533,058	207,411,075	—	—

Total		4,606,262,680	79,993,906	(240,641,974)	2,411,726	507,063,057	4,955,089,395	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,955,089,395	$—	$4,955,089,395

Total Assets	$—	$4,955,089,395	$—	$4,955,089,395

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,955,089,395	$—	$4,955,089,395

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,993,906
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$240,641,974

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$817,797,301
Aggregate gross unrealized depreciation	(184,481,838)

Net unrealized appreciation	$633,315,463

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,321,773,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,310,755,259)	$4,955,089,395
Receivable for securities sold	2,026,701
Receivable for Portfolio shares sold	1,214,341
Other assets	54,662

Total assets	4,958,385,099

LIABILITIES
Payable for Portfolio shares repurchased	2,601,218
Distribution fees payable – Class IB	1,000,578
Administrative fees payable	511,150
Overdraft payable	426,230
Investment management fees payable	350,203
Accrued expenses	116,033

Total liabilities	5,005,412

NET ASSETS	$4,953,379,687

Net assets were comprised of:
Paid in capital	$4,251,781,899
Total distributable earnings (loss)	701,597,788

Net assets	$4,953,379,687

Class IB
Net asset value, offering and redemption price per share, $4,953,379,687 / 315,328,428 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$18,290

Total income	18,290

EXPENSES
Distribution fees – Class IB	5,917,624
Administrative fees	3,026,987
Investment management fees	2,192,346
Printing and mailing expenses	131,550
Professional fees	104,637
Trustees’ fees	73,128
Custodian fees	41,655
Miscellaneous	39,476

Total expenses	11,527,403

NET INVESTMENT INCOME (LOSS)	(11,509,113)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,411,726
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	507,063,057

NET REALIZED AND UNREALIZED GAIN (LOSS)	509,474,783

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$497,965,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,509,113)	$35,876,355
Net realized gain (loss)	2,411,726	143,044,600
Net change in unrealized appreciation (depreciation)	507,063,057	(1,288,544,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	497,965,670	(1,109,623,913)

Distributions to shareholders:
Class IB	—	(419,087,654)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,705,333 and 16,217,708 shares, respectively ]	131,067,066	260,352,403
Capital shares issued in reinvestment of dividends and distributions [ 0 and 29,548,174 shares, respectively ]	—	419,087,654
Capital shares repurchased [ (18,840,248) and (41,273,592) shares, respectively]	(280,244,611)	(656,951,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(149,177,545)	22,488,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	348,788,125	(1,506,223,434)
NET ASSETS:
Beginning of period	4,604,591,562	6,110,814,996

End of period	$4,953,379,687	$4,604,591,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$14.15		$19.04		$17.63		$16.04		$13.49		$14.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.11		0.11		0.15		0.20		0.15
Net realized and unrealized gain (loss)	1.60		(3.62)		2.81		2.15		2.83		(1.17)

Total from investment operations	1.56		(3.51)		2.92		2.30		3.03		(1.02)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.48)		(0.36)		(0.24)		(0.18)
Distributions from net realized gains	—		(1.25)		(1.03)		(0.35)		(0.24)		(0.24)

Total dividends and distributions	—		(1.38)		(1.51)		(0.71)		(0.48)		(0.42)

Net asset value, end of period	$15.71		$14.15		$19.04		$17.63		$16.04		$13.49

Total return (b)	11.02%		(18.34)%		16.82%		14.52%		22.51%		(6.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,953,380		$4,604,592		$6,110,815		$5,583,681		$4,321,787		$3,434,710
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.48	%(k)	0.47	%(m)	0.49	%(j)	0.49	%(n)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		0.71%		0.58%		0.92%		1.34%		1.01%
Portfolio turnover rate^	2	%(z)	8%		16%		21%		8%		6%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	49.2%
Fixed Income	46.9
Repurchase Agreement	3.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
1290 Diversified Bond Fund	32.9%
1290 SmartBeta Equity Fund	11.7
iShares Core S&P Total US Stock Market ETF	10.0
1290 High Yield Bond Fund	8.7
SPDR Portfolio Developed World ex-US ETF	6.0
1290 GAMCO Small/Mid Cap Value Fund	5.1
iShares Core S&P U.S. Growth ETF	5.0
iShares MSCI Global Min Vol Factor ETF	4.9
iShares Broad USD High Yield Corporate Bond ETF	4.0
HSBC Securities, Inc.	3.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,054.10	$3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.59	3.24
Class K
Actual	1,000.00	1,055.90	2.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.80	2.02

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (28.1%)
iShares Core S&P Total US Stock Market ETF	73,600	$7,201,024
iShares Core S&P U.S. Growth ETF (x)	36,900	3,602,916
iShares MSCI Global Min Vol Factor ETF	36,100	3,539,786
SPDR Portfolio Developed World ex-US ETF (x)	132,300	4,305,042
Vanguard FTSE Emerging Markets ETF	29,100	1,183,788

Total Equity		19,832,556

Fixed Income (5.4%)
iShares Broad USD High Yield Corporate Bond ETF	81,500	2,876,950
Vanguard Intermediate-Term Corporate Bond ETF	7,600	600,628
Vanguard Total Bond Market ETF	4,500	327,105

Total Fixed Income		3,804,683

Total Exchange Traded Funds (33.5%) (Cost $22,748,927)		23,637,239

INVESTMENT COMPANIES:
Equity (22.2%)
1290 Essex Small Cap Growth Fund*‡	243,859	2,643,432
1290 GAMCO Small/Mid Cap Value Fund‡	230,274	3,700,506
1290 SmartBeta Equity Fund‡	529,195	8,403,621
AB Small Cap Growth Portfolio*‡	14,930	913,274

Total Equity		15,660,833

Fixed Income (42.4%)
1290 Diversified Bond Fund‡	2,684,142	23,700,975
1290 High Yield Bond Fund‡	771,723	6,227,802

Total Fixed Income		29,928,777

Total Investment Companies (64.6%) (Cost $46,588,005)		45,589,610

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (3.9%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $2,772,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $2,827,531. (xx)	$2,770,928	2,770,928

Total Short-Term Investment (3.9%) (Cost $2,770,928)		2,770,928

Total Investments in Securities (102.0%) (Cost $72,107,860)		71,997,777
Other Assets Less Liabilities (-2.0%)		(1,376,228)

Net Assets (100%)		$70,621,549

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,023,683. This was collateralized by $289,675 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.329%, maturing 7/31/23 – 11/15/51 and by cash of $2,770,928 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	243,859	320,574	2,422,521	(106,899)	334	6,902	2,643,432	—	—
1290 GAMCO Small/Mid Cap Value Fund	230,274	3,227,204	599,923	(567,793)	10,948	430,224	3,700,506	—	—
1290 SmartBeta Equity Fund	529,195	7,782,966	827,526	(979,800)	684	772,245	8,403,621	—	—
AB Small Cap Growth Portfolio*	14,930	2,838,039	185,105	(2,432,894)	(100,530)	423,554	913,274	—	—
Fixed Income
1290 Diversified Bond Fund	2,684,142	25,102,642	2,702,679	(3,679,882)	6,128	(430,592)	23,700,975	576,953	—
1290 High Yield Bond Fund	771,723	6,308,588	495,937	(681,105)	591	103,791	6,227,802	190,044	—

Total		45,580,013	7,233,691	(8,448,373)	(81,845)	1,306,124	45,589,610	766,997	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$23,637,239	$—	$—	$23,637,239
Investment Companies
Investment Companies	45,589,610	—	—	45,589,610
Short-Term Investment
Repurchase Agreement	—	2,770,928	—	2,770,928

Total Assets	$69,226,849	$2,770,928	$—	$71,997,777

Total Liabilities	$—	$—	$—	$—

Total	$69,226,849	$2,770,928	$—	$71,997,777

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,539,325
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$28,702,404

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,489,942
Aggregate gross unrealized depreciation	(1,751,725)

Net unrealized depreciation	$(261,783)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$72,259,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $46,588,005)	$45,589,610
Unaffiliated Issuers (Cost $22,748,927)	23,637,239
Repurchase Agreements (Cost $2,770,928)	2,770,928
Cash	1,409,823
Receivable for Portfolio shares sold	135,559
Dividends, interest and other receivables	31,210
Receivable for securities sold	2,181
Securities lending income receivable	1,327
Other assets	817

Total assets	73,578,694

LIABILITIES
Payable for return of collateral on securities loaned	2,770,928
Payable for Portfolio shares repurchased	129,326
Distribution fees payable – Class IB	13,918
Administrative fees payable	7,409
Investment management fees payable	7,145
Accrued expenses	28,419

Total liabilities	2,957,145

NET ASSETS	$70,621,549

Net assets were comprised of:
Paid in capital	$70,492,520
Total distributable earnings (loss)	129,029

Net assets	$70,621,549

Class IB
Net asset value, offering and redemption price per share, $67,723,746 / 5,886,939 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.50

Class K
Net asset value, offering and redemption price per share, $2,897,803 / 251,424 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.53

(x)	Includes value of securities on loan of $3,023,683.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($766,997 of dividend income received from affiliates)	$1,065,906
Interest	31,572
Securities lending (net)	7,968

Total income	1,105,446

EXPENSES
Distribution fees – Class IB	83,412
Investment management fees	52,190
Administrative fees	44,494
Professional fees	20,690
Custodian fees	15,842
Printing and mailing expenses	6,990
Trustees’ fees	1,068
Miscellaneous	4,097

Gross expenses	228,783
Less: Waiver from investment manager	(7,339)

Net expenses	221,444

NET INVESTMENT INCOME (LOSS)	884,002

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(81,845) realized gain (loss) from affiliates)	(320,290)
Net change in unrealized appreciation (depreciation) on investments in securities ($1,306,124 of change in unrealized appreciation (depreciation) from affiliates)	3,148,805

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,828,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,712,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$884,002	$1,093,367
Net realized gain (loss)	(320,290)	1,250,518
Net change in unrealized appreciation (depreciation)	3,148,805	(12,004,098)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,712,517	(9,660,213)

Distributions to shareholders:
Class IB	—	(2,988,762)
Class K	—	(139,449)

Total distributions to shareholders	—	(3,128,211)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 576,225 and 1,113,015 shares, respectively ]	6,500,932	13,017,781
Capital shares issued in reinvestment of dividends and distributions [ 0 and 271,692 shares, respectively ]	—	2,988,762
Capital shares repurchased [ (737,196) and (981,495) shares, respectively]	(8,324,427)	(11,414,681)

Total Class IB transactions	(1,823,495)	4,591,862

Class K
Capital shares sold [ 23,408 and 38,602 shares, respectively ]	263,926	450,818
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,664 shares, respectively ]	—	139,449
Capital shares repurchased [ (35,834) and (47,706) shares, respectively]	(398,247)	(545,211)

Total Class K transactions	(134,321)	45,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,957,816)	4,636,918

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,754,701	(8,151,506)
NET ASSETS:
Beginning of period	68,866,848	77,018,354

End of period	$70,621,549	$68,866,848

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.91		$13.04		$12.84		$11.88		$10.60		$11.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	(x)	0.18	(x)	0.08		0.12		0.20		0.18
Net realized and unrealized gain (loss)	0.45		(1.80)		1.20		1.42		1.71		(0.63)

Total from investment operations	0.59		(1.62)		1.28		1.54		1.91		(0.45)

Less distributions:
Dividends from net investment income	—		(0.20)		(0.08)		(0.12)		(0.24)		(0.19)
Distributions from net realized gains	—		(0.31)		(1.00)		(0.46)		(0.39)		(0.27)

Total dividends and distributions	—		(0.51)		(1.08)		(0.58)		(0.63)		(0.46)

Net asset value, end of period	$11.50		$10.91		$13.04		$12.84		$11.88		$10.60

Total return (b)	5.41%		(12.40)%		10.10%		13.10%		18.14%		(4.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,724		$65,986		$73,621		$64,486		$51,439		$41,616
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65	%(j)	0.99	%(k)	1.16	%(o)	1.16	%(o)	1.16	%(o)	1.19	%(p)
Before waivers (a)(f)	0.67%		1.07%		1.26%		1.32%		1.36%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.53	%(x)	1.56	%(x)	0.60%		1.01%		1.69%		1.57%
Before waivers (a)(f)	2.51	%(x)	1.48	%(x)	0.51%		0.85%		1.49%		1.49%
Portfolio turnover rate^	40	%(z)	194	%(h)	131%		135%		67%		83%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.92		$13.05		$12.84		$11.88		$10.60		$11.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	(x)	0.20	(x)	0.11		0.15		0.23		0.21
Net realized and unrealized gain (loss)	0.45		(1.79)		1.21		1.42		1.71		(0.63)

Total from investment operations	0.61		(1.59)		1.32		1.57		1.94		(0.42)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.11)		(0.15)		(0.27)		(0.22)
Distributions from net realized gains	—		(0.31)		(1.00)		(0.46)		(0.39)		(0.27)

Total dividends and distributions	—		(0.54)		(1.11)		(0.61)		(0.66)		(0.49)

Net asset value, end of period	$11.53		$10.92		$13.05		$12.84		$11.88		$10.60

Total return (b)	5.59%		(12.17)%		10.42%		13.36%		18.41%		(3.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,898		$2,881		$3,397		$1,893		$882		$11,891
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40	%(j)	0.74	%(k)	0.91	%(o)	0.91	%(o)	0.91	%(o)	0.94	%(p)
Before waivers (a)(f)	0.42%		0.82%		1.00%		1.08%		1.03%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.77	%(x)	1.75	%(x)	0.84%		1.25%		2.00%		1.82%
Before waivers (a)(f)	2.76	%(x)	1.68	%(x)	0.75%		1.09%		1.87%		1.74%
Portfolio turnover rate^	40	%(z)	194	%(h)	131%		135%		67%		83%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(p)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IB and 0.99% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	66.5%
Fixed Income	27.3
Repurchase Agreement	4.9
Investment Company	1.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
1290 SmartBeta Equity Fund	20.6%
1290 Diversified Bond Fund	18.1
iShares Core S&P Total US Stock Market ETF	10.3
1290 GAMCO Small/Mid Cap Value Fund	8.3
iShares MSCI Global Min Vol Factor ETF	7.2
1290 Essex Small Cap Growth Fund	5.9
SPDR Portfolio Developed World ex-US ETF	5.2
HSBC Securities, Inc.	4.9
iShares Core S&P U.S. Growth ETF	4.7
1290 High Yield Bond Fund	4.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,070.30	$3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	2.99
Class K
Actual	1,000.00	1,072.60	1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.08	1.74

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.0%)
iShares Core S&P Total US Stock Market ETF	16,200	$1,585,008
iShares Core S&P U.S. Growth ETF (x)	7,430	725,465
iShares MSCI Global Min Vol Factor ETF	11,270	1,105,080
SPDR Portfolio Developed World ex-US ETF (x)	24,810	807,317
Vanguard FTSE Emerging Markets ETF	9,070	368,968

Total Equity		4,591,838

Fixed Income (4.9%)
iShares Broad USD High Yield Corporate Bond ETF	16,300	575,390
Vanguard Intermediate-Term Corporate Bond ETF	1,850	146,205

Total Fixed Income		721,595

Total Exchange Traded Funds (35.9%) (Cost $5,189,755)		5,313,433

INVESTMENT COMPANIES:
Equity (38.3%)
1290 Essex Small Cap Growth Fund*‡	84,114	911,792
1290 GAMCO Small/Mid Cap Value Fund‡	79,195	1,272,669
1290 SmartBeta Equity Fund‡	200,086	3,177,366
AB Small Cap Growth Portfolio*‡	5,083	310,924

Total Equity		5,672,751

Fixed Income (23.6%)
1290 Diversified Bond Fund‡	316,127	2,791,401
1290 High Yield Bond Fund‡	85,660	691,278

Total Fixed Income		3,482,679

Total Investment Companies (61.9%) (Cost $9,577,900)		9,155,430

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	199,245	$199,285

	Principal Amount	Value (Note 1)
Repurchase Agreement (5.1%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $756,874, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $772,012. (xx)	$756,557	756,557

Total Short-Term Investments (6.5%) (Cost $955,859)		955,842

Total Investments in Securities (104.3%) (Cost $15,723,514)		15,424,705
Other Assets Less Liabilities (-4.3%)		(636,007)

Net Assets (100%)		$14,788,698

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $746,114. This was collateralized by cash of $756,557 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	84,114	46,771	901,401	(49,378)	246	12,752	911,792	—	—
1290 GAMCO Small/Mid Cap Value Fund	79,195	788,005	482,489	(125,208)	(73)	127,456	1,272,669	—	—
1290 SmartBeta Equity Fund	200,086	2,084,404	1,122,684	(277,011)	44	247,245	3,177,366	—	—
AB Small Cap Growth Portfolio*	5,083	725,953	193,084	(687,771)	(113,076)	192,734	310,924	—	—
Fixed Income
1290 Diversified Bond Fund	316,127	2,633,932	1,192,626	(976,452)	(4,403)	(54,302)	2,791,401	64,009	—
1290 High Yield Bond Fund	85,660	491,181	241,238	(48,168)	(53)	7,080	691,278	17,886	—

Total		6,770,246	4,133,522	(2,163,988)	(117,315)	532,965	9,155,430	81,895	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,313,433	$—	$—	$5,313,433
Investment Companies
Investment Companies	9,155,430	—	—	9,155,430
Short-Term Investments
Investment Company	199,285	—	—	199,285
Repurchase Agreement	—	756,557	—	756,557

Total Assets	$14,668,148	$756,557	$—	$15,424,705

Total Liabilities	$—	$—	$—	$—

Total	$14,668,148	$756,557	$—	$15,424,705

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,968,895
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,972,406

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,297
Aggregate gross unrealized depreciation	(560,094)

Net unrealized depreciation	$(313,797)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,738,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,577,900)	$9,155,430
Unaffiliated Issuers (Cost $5,389,057)	5,512,718
Repurchase Agreements (Cost $756,557)	756,557
Cash	104,637
Receivable for Portfolio shares sold	34,741
Dividends, interest and other receivables	4,423
Receivable from investment manager	2,342
Securities lending income receivable	239
Receivable for securities sold	73
Other assets	434

Total assets	15,571,594

LIABILITIES
Payable for return of collateral on securities loaned	756,557
Distribution fees payable – Class IB	996
Payable for Portfolio shares repurchased	367
Accrued expenses	24,976

Total liabilities	782,896

NET ASSETS	$14,788,698

Net assets were comprised of:
Paid in capital	$15,324,202
Total distributable earnings (loss)	(535,504)

Net assets	$14,788,698

Class IB
Net asset value, offering and redemption price per share, $5,405,510 / 581,607 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

Class K
Net asset value, offering and redemption price per share, $9,383,188 / 1,008,382 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.31

(x)	Includes value of securities on loan of $746,114.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($81,895 of dividend income received from affiliates)	$138,248
Interest	2,743
Securities lending (net)	1,404

Total income	142,395

EXPENSES
Professional fees	20,093
Investment management fees	8,953
Offering costs	8,331
Custodian fees	8,299
Administrative fees	7,632
Printing and mailing expenses	4,825
Distribution fees – Class IB	3,651
Trustees’ fees	171
Miscellaneous	629

Gross expenses	62,584
Less: Waiver from investment manager	(16,585)
Reimbursement from investment manager	(21,655)

Net expenses	24,344

NET INVESTMENT INCOME (LOSS)	118,051

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(117,315) realized gain (loss) from affiliates)	(155,907)
Net change in unrealized appreciation (depreciation) on investments in securities ($532,965 of change in unrealized appreciation (depreciation) from affiliates)	855,640

NET REALIZED AND UNREALIZED GAIN (LOSS)	699,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$817,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$118,051	$167,618
Net realized gain (loss)	(155,907)	(199,635)
Net change in unrealized appreciation (depreciation)	855,640	(1,154,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	817,784	(1,186,466)

Distributions to shareholders:
Class IB	—	(19,595)
Class K	—	(160,895)

Total distributions to shareholders	—	(180,490)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 557,613 and 141,047 shares, respectively ]	5,042,203	1,278,973
Capital shares issued in reinvestment of dividends [ 0 and 2,238 shares, respectively ]	—	19,595
Capital shares repurchased [ (115,690) and (3,601) shares, respectively]	(1,032,242)	(31,554)

Total Class B transactions	4,009,961	1,267,014

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 0 and 18,382 shares, respectively ]	—	160,895

Total Class K transactions	—	10,060,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,009,961	11,327,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,827,745	9,960,953
NET ASSETS:
Beginning of period	9,960,953	—

End of period	$14,788,698	$9,960,953

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2023 (Unaudited)		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.19
Net realized and unrealized gain (loss)	0.53		(1.37)

Total from investment operations	0.61		(1.18)

Less distributions:
Dividends from net investment income	—		(0.14)

Net asset value, end of period	$9.29		$8.68

Total return (b)	7.03%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,406		$1,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(j)	0.59	%(j)
Before waivers and reimbursements (a)(f)	1.17%		2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.80%		2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	1.22%		0.43	%(l)
Portfolio turnover rate^	42	%(z)	50	%(z)

Class K	Six Months Ended June 30, 2023 (Unaudited)		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.16
Net realized and unrealized gain (loss)	0.54		(1.32)

Total from investment operations	0.63		(1.16)

Less distributions:
Dividends from net investment income	—		(0.16)

Net asset value, end of period	$9.31		$8.68

Total return (b)	7.26%		(11.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,383		$8,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35	%(j)	0.34	%(j)
Before waivers and reimbursements (a)(f)	1.01%		2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.04%		1.96	%(l)
Before waivers and reimbursements (a)(f)(x)	1.37%		0.20	%(l)
Portfolio turnover rate^	42	%(z)	50	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQUITABLE GROWTH MF/ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	86.5%
Fixed Income	8.6
Repurchase Agreement	3.6
Investment Company	1.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
1290 SmartBeta Equity Fund	32.2%
1290 GAMCO Small/Mid Cap Value Fund	10.9
iShares Core S&P Total US Stock Market ETF	10.7
iShares MSCI Global Min Vol Factor ETF	9.5
1290 Essex Small Cap Growth Fund	7.8
SPDR Portfolio Developed World ex-US ETF	5.0
iShares Core S&P U.S. Growth ETF	4.8
1290 High Yield Bond Fund	4.3
HSBC Securities, Inc.	3.6
1290 Diversified Bond Fund	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,087.30	$3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	2.91
Class K
Actual	1,000.00	1,088.40	1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.69

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.58% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (34.1%)
iShares Core S&P Total US Stock Market ETF	17,870	$1,748,401
iShares Core S&P U.S. Growth ETF	8,070	787,955
iShares MSCI Global Min Vol Factor ETF	15,870	1,556,133
SPDR Portfolio Developed World ex-US ETF (x)	25,230	820,984
Vanguard FTSE Emerging Markets ETF	12,640	514,195

Total Equity		5,427,668

Fixed Income (1.0%)
Vanguard Intermediate-Term Corporate Bond ETF	2,110	166,753

Total Exchange Traded Funds (35.1%) (Cost $5,461,998)		5,594,421

INVESTMENT COMPANIES:
Equity (55.0%)
1290 Essex Small Cap Growth Fund*‡	117,414	1,272,773
1290 GAMCO Small/Mid Cap Value Fund‡	111,010	1,783,932
1290 SmartBeta Equity Fund‡	332,802	5,284,893
AB Small Cap Growth Portfolio*‡	7,032	430,121

Total Equity		8,771,719

Fixed Income (7.9%)
1290 Diversified Bond Fund‡	62,637	553,088
1290 High Yield Bond Fund‡	87,011	702,179

Total Fixed Income		1,255,267

Total Investment Companies (62.9%) (Cost $9,984,908)		10,026,986

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	209,397	209,439

	Principal Amount	Value (Note 1)
Repurchase Agreement (3.7%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $593,424, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $605,292. (xx)	$593,175	593,175

Total Short-Term Investments (5.0%) (Cost $802,653)		802,614

Total Investments in Securities (103.0%) (Cost $16,249,559)		16,424,021
Other Assets Less Liabilities (-3.0%)		(477,017)

Net Assets (100%)		$15,947,004

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $724,829. This was collateralized by $153,771 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $593,175 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	117,414	65,284	1,217,701	(29,843)	167	19,464	1,272,773	—	—
1290 GAMCO Small/Mid Cap Value Fund	111,010	1,179,399	508,063	(96,535)	317	192,688	1,783,932	—	—
1290 SmartBeta Equity Fund	332,802	3,716,272	1,283,430	(154,832)	(105)	440,128	5,284,893	—	—
AB Small Cap Growth Portfolio*	7,032	1,090,923	225,418	(1,010,220)	(124,994)	248,994	430,121	—	—
Fixed Income
1290 Diversified Bond Fund	62,637	1,644,313	364,143	(1,445,822)	(80,771)	71,225	553,088	30,224	—
1290 High Yield Bond Fund	87,011	282,805	475,904	(62,625)	(12)	6,107	702,179	12,077	—

Total		7,978,996	4,074,659	(2,799,877)	(205,398)	978,606	10,026,986	42,301	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,594,421	$—	$—	$5,594,421
Investment Companies
Investment Companies	10,026,986	—	—	10,026,986
Short-Term Investments
Investment Company	209,439	—	—	209,439
Repurchase Agreement	—	593,175	—	593,175

Total Assets	$15,830,846	$593,175	$—	$16,424,021

Total Liabilities	$—	$—	$—	$—

Total	$15,830,846	$593,175	$—	$16,424,021

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,827,294
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,346,645

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$391,560
Aggregate gross unrealized depreciation	(240,861)

Net unrealized appreciation	$150,699

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,273,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,984,908)	$10,026,986
Unaffiliated Issuers (Cost $5,671,476)	5,803,860
Repurchase Agreements (Cost $593,175)	593,175
Cash	102,558
Due from Custodian	46,075
Receivable for Portfolio shares sold	34,536
Dividends, interest and other receivables	4,476
Receivable from investment manager	2,510
Securities lending income receivable	293
Other assets	465

Total assets	16,614,934

LIABILITIES
Payable for return of collateral on securities loaned	593,175
Payable for securities purchased	49,773
Distribution fees payable – Class IB	1,240
Payable for Portfolio shares repurchased	126
Accrued expenses	23,616

Total liabilities	667,930

NET ASSETS	$15,947,004

Net assets were comprised of:
Paid in capital	$16,079,534
Total distributable earnings (loss)	(132,530)

Net assets	$15,947,004

Class IB
Net asset value, offering and redemption price per share, $6,434,175 / 679,233 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.47

Class K
Net asset value, offering and redemption price per share, $9,512,829 / 1,003,090 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.48

(x)	Includes value of securities on loan of $724,829.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($42,301 of dividend income received from affiliates)	$99,480
Interest	2,558
Securities lending (net)	1,143

Total income	103,181

EXPENSES
Professional fees	20,118
Investment management fees	9,944
Custodian fees	9,073
Administrative fees	8,477
Offering costs	8,179
Distribution fees – Class IB	5,270
Printing and mailing expenses	4,862
Trustees’ fees	191
Miscellaneous	629

Gross expenses	66,743
Less: Waiver from investment manager	(18,421)
Reimbursement from investment manager	(20,794)

Net expenses	27,528

NET INVESTMENT INCOME (LOSS)	75,653

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(205,398) realized gain (loss) from affiliates)	(206,240)
Net change in unrealized appreciation (depreciation) on investments in securities ($978,606 of change in unrealized appreciation (depreciation) from affiliates)	1,304,581

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,098,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,173,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$75,653	$129,718
Net realized gain (loss)	(206,240)	(176,922)
Net change in unrealized appreciation (depreciation)	1,304,581	(1,130,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,173,994	(1,177,323)

Distributions to shareholders:
Class IB	—	(27,496)
Class K	—	(114,869)

Total distributions to shareholders	—	(142,365)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 395,004 and 289,678 shares, respectively ]	3,563,568	2,564,020
Capital shares issued in reinvestment of dividends [ 0 and 3,133 shares, respectively ]	—	27,496
Capital shares repurchased [ (5,652) and (2,930) shares, respectively]	(51,325)	(25,930)

Total Class B transactions	3,512,243	2,565,586

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 0 and 13,090 shares, respectively ]	—	114,869

Total Class K transactions	—	10,014,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,512,243	12,580,455

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,686,237	11,260,767
NET ASSETS:
Beginning of period	11,260,767	—

End of period	$15,947,004	$11,260,767

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2023 (Unaudited)		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.17
Net realized and unrealized gain (loss)	0.71		(1.36)

Total from investment operations	0.76		(1.19)

Less distributions:
Dividends from net investment income	—		(0.10)

Net asset value, end of period	$9.47		$8.71

Total return (b)	8.73%		(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,434		$2,525
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.57	%(j)
Before waivers and reimbursements (a)(f)	1.14%		2.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.06%		2.23	%(l)
Before waivers and reimbursements (a)(f)(x)	0.50%		0.36	%(l)
Portfolio turnover rate^	41	%(z)	47	%(z)

Class K	Six Months Ended June 30, 2023 (Unaudited)		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.11
Net realized and unrealized gain (loss)	0.72		(1.28)

Total from investment operations	0.77		(1.17)

Less distributions:
Dividends from net investment income	—		(0.12)

Net asset value, end of period	$9.48		$8.71

Total return (b)	8.84%		(11.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,513		$8,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.31	%(j)
Before waivers and reimbursements (a)(f)	0.94%		1.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.18%		1.40	%(l)
Before waivers and reimbursements (a)(f)(x)	0.57%		(0.27	)%(l)
Portfolio turnover rate^	41	%(z)	47	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Exchange Traded Funds	99.4%
Investment Company	1.1
Repurchase Agreement	0.0 #
Cash and Other	(0.5)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,096.90	$5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.60	5.25

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.7%)
iShares Core MSCI EAFE ETF	327,070	$22,077,225
iShares Core S&P 500 ETF	51,738	23,060,144
iShares Core S&P Mid-Cap ETF	28,850	7,543,698
iShares Core S&P Small-Cap ETF	11,950	1,190,817
iShares MSCI EAFE ETF (x)	62,360	4,521,100
iShares Russell 2000 ETF (x)	9,825	1,839,928
Vanguard Large-Cap ETF (x)	37,860	7,674,979
Vanguard S&P 500 ETF	56,470	22,999,102

Total Equity		90,906,993

Fixed Income (34.7%)
Vanguard Intermediate-Term Corporate Bond ETF	617,857	48,829,239

Total Exchange Traded Funds (99.4%) (Cost $132,573,405)		139,736,232

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	1,473,383	1,473,677

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $19,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $19,403. (xx)	$19,015	19,015

Total Short-Term Investments (1.1%) (Cost $1,492,806)		1,492,692

Total Investments in Securities (100.5%) (Cost $134,066,211)		141,228,924
Other Assets Less Liabilities (-0.5%)		(676,566)

Net Assets (100%)		$140,552,358

†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,459,948. This was collateralized by $3,504,922 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.440%, maturing 7/31/23 - 11/15/51 and by cash of $19,015 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$139,736,232	$—	$—	$139,736,232
Short-Term Investments
Investment Company	1,473,677	—	—	1,473,677
Repurchase Agreement	—	19,015	—	19,015

Total Assets	$141,209,909	$19,015	$—	$141,228,924

Total Liabilities	$—	$—	$—	$—

Total	$141,209,909	$19,015	$—	$141,228,924

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,303,615
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,679,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,002,786
Aggregate gross unrealized depreciation	(4,897,404)

Net unrealized appreciation	$6,105,382

Federal income tax cost of investments in securities and derivative instruments, if applicable	$135,123,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $134,047,196)	$141,209,909
Repurchase Agreements (Cost $19,015)	19,015
Cash	150,000
Receivable for Portfolio shares sold	94,151
Dividends, interest and other receivables	92,789
Securities lending income receivable	990
Other assets	9,077

Total assets	141,575,931

LIABILITIES
Payable for securities purchased	822,579
Investment management fees payable	72,397
Distribution fees payable – Class IB	28,087
Payable for return of collateral on securities loaned	19,015
Payable for Portfolio shares repurchased	18,931
Administrative fees payable	14,348
Accrued expenses	48,216

Total liabilities	1,023,573

NET ASSETS	$140,552,358

Net assets were comprised of:
Paid in capital	$133,421,110
Total distributable earnings (loss)	7,131,248

Net assets	$140,552,358

Class IB
Net asset value, offering and redemption price per share, $140,552,358 / 12,057,515 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.66

(x)	Includes value of securities on loan of $3,459,948.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$1,646,387
Interest	6,570
Securities lending (net)	16,925

Total income	1,669,882

EXPENSES
Investment management fees	446,454
Distribution fees – Class IB	159,447
Administrative fees	81,559
Professional fees	13,258
Printing and mailing expenses	7,911
Custodian fees	2,677
Trustees’ fees	1,918
Miscellaneous	2,894

Gross expenses	716,118
Less: Waiver from investment manager	(47,142)

Net expenses	668,976

NET INVESTMENT INCOME (LOSS)	1,000,906

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	24,960
Net change in unrealized appreciation (depreciation) on investments in securities	10,779,437

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,804,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,805,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,000,906	$1,192,623
Net realized gain (loss)	24,960	360,778
Net change in unrealized appreciation (depreciation)	10,779,437	(15,306,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,805,303	(13,752,737)

Distributions to shareholders:
Class IB	—	(2,320,298)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,169,425 and 2,129,797 shares, respectively ]	13,187,659	24,203,662
Capital shares issued in connection with merger (Note 8) [ 0 and 3,075,788 shares, respectively ]	—	32,119,785
Capital shares issued in reinvestment of dividends [ 0 and 212,110 shares, respectively ]	—	2,320,298
Capital shares repurchased [ (293,598) and (356,186) shares, respectively]	(3,290,655)	(4,020,256)

Total Class IB transactions	9,897,004	54,623,489

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,897,004	54,623,489

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,702,307	38,550,454
NET ASSETS:
Beginning of period	118,850,051	80,299,597

End of period	$140,552,358	$118,850,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,						February 1, 2019* to December 31, 2019
Class IB			2022		2021		2020
Net asset value, beginning of period	$10.63		$13.12		$11.75		$11.16		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.16		0.14		0.12		0.25
Net realized and unrealized gain (loss)	0.94		(2.43)		1.33		0.58		1.14

Total from investment operations	1.03		(2.27)		1.47		0.70		1.39

Less distributions:
Dividends from net investment income	—		(0.13)		(0.10)		(0.11)		(0.13)
Distributions from net realized gains	—		(0.09)		—		—	#	(0.10)

Total dividends and distributions	—		(0.22)		(0.10)		(0.11)		(0.23)

Net asset value, end of period	$11.66		$10.63		$13.12		$11.75		$11.16

Total return (b)	9.69%		(17.36)%		12.51%		6.33%		13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$140,552		$118,850		$80,300		$44,418		$19,469
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.04	%(j)	1.04	%(k)	1.03	%(k)	1.04	%(k)
Before waivers (a)(f)	1.12%		1.16%		1.18%		1.28%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.57%		1.40%		1.12%		1.15%		2.48	%(l)
Before waivers (a)(f)(x)	1.49%		1.28%		0.98%		0.90%		1.65	%(l)
Portfolio turnover rate^	17	%(z)	73%		7%		69%		50	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.75		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.23
Net realized and unrealized gain (loss)	0.29		0.59		1.19

Total from investment operations	0.28		0.72		1.42

Less distributions:
Dividends from net investment income	—		(0.14)		(0.15)
Distributions from net realized gains	—		—	#	(0.10)

Total dividends and distributions	—		(0.14)		(0.25)

Net asset value, end of period	$12.03		$11.75		$11.17

Total return (b)	2.38%		6.48%		14.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$3,872		$5,594
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(k)	0.78	%(k)	0.89	%(k)
Before waivers (a)(f)	0.96%		1.04%		1.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.21)%		1.17%		2.27	%(l)
Before waivers (a)(f)(x)	(0.37)%		0.91%		1.38	%(l)
Portfolio turnover rate^	7%		69%		50	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully repurchased. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Alternatives	34.2%
Fixed Income	32.5
Equity	19.1
Commodity	12.9
Repurchase Agreement	1.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
iShares Convertible Bond ETF	17.3%
Vanguard Short-Term Inflation-Protected Securities ETF	15.2
iMGP DBi Managed Futures Strategy ETF	14.3
IQ Merger Arbitrage ETF	14.0
JPMorgan Equity Premium Income ETF	8.1
Invesco DB Precious Metals Fund	6.2
ProShares Long Online/Short Stores ETF	6.0
iShares Core US REIT ETF	5.6
Vanguard Global ex-U.S. Real Estate ETF	5.4
Invesco DB Energy Fund	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,024.00	$5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,025.20	4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (36.0%)
iMGP DBi Managed Futures Strategy ETF	42,060	$1,162,118
IQ Merger Arbitrage ETF (x)*	36,610	1,142,232
ProShares Long Online/Short Stores ETF*	13,930	487,738
ProShares RAFI Long/Short, Escrow Shares (r)*	8,820	—

Total Alternatives		2,792,088

Commodity (13.5%)
Invesco DB Agriculture Fund	12,850	270,750
Invesco DB Energy Fund	13,740	272,001
Invesco DB Precious Metals Fund	10,260	506,377

Total Commodity		1,049,128

Equity (20.0%)
iShares Core US REIT ETF (x)	8,820	453,436
JPMorgan Equity Premium Income ETF	11,990	663,407
Vanguard Global ex-U.S. Real Estate ETF (x)	10,900	438,071

Total Equity		1,554,914

Fixed Income (34.2%)
iShares Convertible Bond ETF	18,490	1,411,896
Vanguard Short-Term Inflation-Protected Securities ETF	26,120	1,238,610

Total Fixed Income		2,650,506

Total Exchange Traded Funds (103.7%) (Cost $8,924,872)		8,046,636

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.4%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $106,844, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $108,981. (xx)	$106,799	106,799

Total Short-Term Investment (1.4%) (Cost $106,799)		106,799

Total Investments in Securities (105.1%) (Cost $9,031,671)		8,153,435
Other Assets Less Liabilities (-5.1%)		(390,753)

Net Assets (100%)		$7,762,682

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $423,095. This was collateralized by $323,564 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.329%, maturing 7/31/23 - 11/15/51 and by cash of $106,799 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,046,636	$—	$—	(a)	$8,046,636
Short-Term Investment
Repurchase Agreement	—	106,799	—		106,799

Total Assets	$8,046,636	$106,799	$—		$8,153,435

Total Liabilities	$—	$—	$—		$—

Total	$8,046,636	$106,799	$—		$8,153,435

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,460,320
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,776,419

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,301
Aggregate gross unrealized depreciation	(1,052,137)

Net unrealized depreciation	$(941,836)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,095,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $8,924,872)	$8,046,636
Repurchase Agreements (Cost $106,799)	106,799
Cash	77,540
Receivable for Portfolio shares sold	2,356
Securities lending income receivable	585
Receivable from investment manager	132
Dividends, interest and other receivables	71
Other assets	121

Total assets	8,234,240

LIABILITIES
Payable for Portfolio shares repurchased	341,732
Payable for return of collateral on securities loaned	106,799
Distribution fees payable – Class IB	606
Accrued expenses	22,421

Total liabilities	471,558

NET ASSETS	$7,762,682

Net assets were comprised of:
Paid in capital	$8,849,831
Total distributable earnings (loss)	(1,087,149)

Net assets	$7,762,682

Class IB
Net asset value, offering and redemption price per share, $2,701,860 / 316,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.54

Class K
Net asset value, offering and redemption price per share, $5,060,822 / 592,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.55

(x)	Includes value of securities on loan of $423,095.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$32,426
Interest	1,532
Securities lending (net)	1,973

Total income	35,931

EXPENSES
Professional fees	20,019
Investment management fees	18,821
Tax expense	5,653
Printing and mailing expenses	5,309
Administrative fees	3,535
Custodian fees	3,272
Distribution fees – Class IB	3,205
Trustees’ fees	114
Miscellaneous	51

Gross expenses	59,979
Less: Waiver from investment manager	(22,356)
Reimbursement from investment manager	(2,419)

Net expenses	35,204

NET INVESTMENT INCOME (LOSS)	727

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(168,489)
Net change in unrealized appreciation (depreciation) on investments in securities	350,123

NET REALIZED AND UNREALIZED GAIN (LOSS)	181,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$182,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$727	$134,331
Net realized gain (loss)	(168,489)	60,259
Net change in unrealized appreciation (depreciation)	350,123	(1,020,069)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	182,361	(825,479)

Distributions to shareholders:
Class IB	—	(114,898)
Class K	—	(299,857)

Total distributions to shareholders	—	(414,755)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 92,170 and 173,603 shares, respectively ]	778,404	1,591,759
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,462 shares, respectively ]	—	114,898
Capital shares repurchased [ (49,876) and (93,165) shares, respectively]	(424,980)	(896,457)

Total Class IB transactions	353,424	810,200

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 35,073 shares, respectively ]	—	299,857

Total Class K transactions	—	299,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	353,424	1,110,057

TOTAL INCREASE (DECREASE) IN NET ASSETS	535,785	(130,177)
NET ASSETS:
Beginning of period	7,226,897	7,357,074

End of period	$7,762,682	$7,226,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.34		$9.98	$10.45		$10.06		$9.53		$10.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01	)†	0.17	0.35		0.05		0.25		0.19
Net realized and unrealized gain (loss)	0.21		(1.30)	(0.03)		0.40		0.48		(0.60)

Total from investment operations	0.20		(1.13)	0.32		0.45		0.73		(0.41)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.30)		(0.06)		(0.20)		(0.10)
Distributions from net realized gains	—		(0.33)	(0.49)		—		—		(0.01)
Return of capital	—		—	—		—	#	—		—

Total dividends and distributions	—		(0.51)	(0.79)		(0.06)		(0.20)		(0.11)

Net asset value, end of period	$8.54		$8.34	$9.98		$10.45		$10.06		$9.53

Total return (b)	2.40%		(11.40)%	3.09%		4.54%		7.72%		(4.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,702		$2,288	$1,799		$1,132		$625		$111
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.14	%(j)	1.06	%(k)	1.04	%(g)(o)	1.04	%(k)
Before waivers and reimbursements (a)(f)	1.76%		2.08%	2.08%		2.44%		2.88%		3.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.15)%		1.83%	3.22%		0.49%		2.50%		1.90%
Before waivers and reimbursements (a)(f)(x)	(0.81)%		0.85%	2.28%		(0.89)%		0.66%		(0.58)%
Portfolio turnover rate^	37	%(z)	32%	61%		16%		4%		5%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.34		$9.98	$10.46		$10.06		$9.53		$10.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.18	0.32		0.06		0.16		0.20
Net realized and unrealized gain (loss)	0.21		(1.29)	0.01		0.43		0.60		(0.58)

Total from investment operations	0.21		(1.11)	0.33		0.49		0.76		(0.38)

Less distributions:
Dividends from net investment income	—		(0.20)	(0.32)		(0.07)		(0.23)		(0.13)
Distributions from net realized gains	—		(0.33)	(0.49)		—		—		(0.01)
Return of capital	—		—	—		(0.02)		—		—

Total dividends and distributions	—		(0.53)	(0.81)		(0.09)		(0.23)		(0.14)

Net asset value, end of period	$8.55		$8.34	$9.98		$10.46		$10.06		$9.53

Total return (b)	2.52%		(11.17)%	3.22%		4.88%		7.99%		(3.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,061		$4,939	$5,558		$5,383		$5,134		$4,755
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85	%(g)	0.85%	0.89	%(j)	0.81	%(k)	0.80	%(g)(o)	0.79	%(k)
Before waivers and reimbursements (a)(f)	1.51%		1.76%	1.76%		2.11%		2.22%		3.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.11%		1.91%	2.98%		0.60%		1.60%		1.99%
Before waivers and reimbursements (a)(f)(x)	(0.55)%		1.00%	2.11%		(0.70)%		0.17%		(0.42)%
Portfolio turnover rate^	37	%(z)	32%	61%		16%		4%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of

the	investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	For the six months ended June 30, 2023, includes Tax Expense of 0.15% for each class. Includes Tax expense of 0.02% for the year ended December 31, 2019, respectively or each class.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.50% for Class IB and 1.25% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.67% for Class IB and 1.42% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	26.9%
Consumer Discretionary	16.6
Health Care	13.1
Communication Services	9.7
Utilities	9.4
Financials	8.8
Industrials	8.4
Repurchase Agreement	5.5
Real Estate	2.9
Energy	1.9
Consumer Staples	0.9
Materials	0.7
Investment Company	0.6
Cash and Other	(5.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,091.60	$4.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,093.00	3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $–)	2	$103

CONVERTIBLE PREFERRED STOCKS:
Communication Services (0.1%)
Media (0.1%)
Paramount Global 5.750%	1,295	29,345

Total Communication Services		29,345

Financials (4.4%)
Banks (3.6%)
Bank of America Corp. 7.250% (y)	550	644,501
Wells Fargo & Co. 7.500% (y)	745	858,240

		1,502,741

Capital Markets (0.8%)
AMG Capital Trust II 5.150%	1,115	55,962
KKR Group Co., Inc. 6.000%	4,205	277,950

		333,912

Total Financials		1,836,653

Industrials (1.3%)
Construction & Engineering (0.4%)
Fluor Corp. 6.500% (y)	125	170,706

Machinery (0.6%)
Chart Industries, Inc. 6.750%	2,000	130,280
RBC Bearings, Inc. 5.000%	900	95,400

		225,680

Professional Services (0.3%)
Clarivate plc 5.250%	3,200	131,360

Total Industrials		527,746

Utilities (3.8%)
Electric Utilities (2.8%)
American Electric Power Co., Inc. 6.125%	3,180	157,982
NextEra Energy, Inc. 6.926% (x)	15,965	752,844
PG&E Corp. 5.500% (x)	1,725	257,905

		1,168,731

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The) 6.875%	1,925	157,119

Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp. 7.750%	3,945	116,378
NiSource, Inc. 7.750%	1,675	170,431

		286,809

Total Utilities		1,612,659

Total Convertible Preferred Stocks (9.6%) (Cost $4,600,453)		4,006,403

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (89.7%)
Communication Services (9.6%)
Diversified Telecommunication Services (0.2%)
Liberty Latin America Ltd. 2.000%, 7/15/24	$65,000	61,555

Entertainment (3.3%)
Bilibili, Inc.
1.375%, 4/1/26	60,000	61,154
0.500%, 12/1/26	133,000	112,983
Cinemark Holdings, Inc. 4.500%, 8/15/25	80,000	109,152
iQIYI, Inc. 4.000%, 12/15/26	170,000	159,389
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27 (x)§	78,000	83,772
Live Nation Entertainment, Inc. 2.000%, 2/15/25	110,000	116,765
3.125%, 1/15/29§	163,000	179,626
Sea Ltd.
2.375%, 12/1/25	185,000	187,775
0.250%, 9/15/26	470,000	377,175

		1,387,791

Interactive Media & Services (2.1%)
fuboTV, Inc. 3.250%, 2/15/26	45,000	25,676
Hello Group, Inc. 1.250%, 7/1/25	100,000	97,957
JOYY, Inc. 1.375%, 6/15/26	90,000	83,824
Snap, Inc. 0.250%, 5/1/25	55,000	53,047
0.750%, 8/1/26 (x)	160,000	147,600
(Zero Coupon), 5/1/27	225,000	166,500
0.125%, 3/1/28	300,000	212,550
Ziff Davis, Inc.
1.750%, 11/1/26§	90,000	83,925

		871,079

Media (4.0%)
Cable One, Inc.
(Zero Coupon), 3/15/26	140,000	114,450
DISH Network Corp. 2.375%, 3/15/24	215,000	190,544
(Zero Coupon), 12/15/25	330,000	174,504
3.375%, 8/15/26	545,000	276,587
Liberty Broadband Corp. 3.125%, 3/31/53§	300,000	292,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Liberty Interactive LLC 4.000%, 11/15/29	$50,000	$12,000
3.750%, 2/15/30	60,000	14,250
1.750%, 9/30/46§	35,000	36,127
Liberty Media Corp. 3.750%, 3/15/28§	100,000	109,000
2.750%, 12/1/49§	150,000	139,050
0.500%, 12/1/50§	190,000	210,539
Magnite, Inc. 0.250%, 3/15/26	80,000	67,280
TechTarget, Inc.
(Zero Coupon), 12/15/26	72,000	56,143

		1,693,124

Total Communication Services		4,013,549

Consumer Discretionary (16.6%)
Automobile Components (0.5%)
LCI Industries 1.125%, 5/15/26	100,000	96,250
Luminar Technologies, Inc. 1.250%, 12/15/26§	150,000	99,900

		196,150

Automobiles (3.6%)
Fisker, Inc. 2.500%, 9/15/26§	100,000	45,513
Ford Motor Co.
(Zero Coupon), 3/15/26	470,000	514,885
Li Auto, Inc. 0.250%, 5/1/28	155,000	211,265
Lucid Group, Inc. 1.250%, 12/15/26§	375,000	239,625
NIO, Inc.
(Zero Coupon), 2/1/26	145,000	137,968
0.500%, 2/1/27	100,000	83,000
Rivian Automotive, Inc. 4.625%, 3/15/29§	275,000	300,764

		1,533,020

Broadline Retail (3.0%)
Etsy, Inc. 0.125%, 10/1/26	125,000	147,875
0.125%, 9/1/27	160,000	133,364
0.250%, 6/15/28	175,000	134,750
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	71,697
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	120,000	107,697
MercadoLibre, Inc. 2.000%, 8/15/28	80,000	218,680
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	445,000	432,072

		1,246,135

Diversified Consumer Services (0.6%)
2U, Inc. 2.250%, 5/1/25	60,000	38,940
Chegg, Inc. 0.125%, 3/15/25	95,000	83,695
(Zero Coupon), 9/1/26	80,000	59,920
Stride, Inc. 1.125%, 9/1/27	60,000	57,374

		239,929

Hotels, Restaurants & Leisure (6.6%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	365,000	318,280
Booking Holdings, Inc. 0.750%, 5/1/25 (x)	145,000	217,326
Carnival Corp. 5.750%, 10/1/24	75,000	148,087
5.750%, 12/1/27§	225,000	374,175
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	275,000	205,150
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	152,915
H World Group Ltd. 3.000%, 5/1/26	100,000	113,059
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	115,813
3.250%, 12/15/27§	105,000	99,382
NCL Corp. Ltd. 5.375%, 8/1/25	100,000	137,000
1.125%, 2/15/27	232,000	213,802
2.500%, 2/15/27	121,000	114,406
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25§	215,000	472,570
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	93,778

		2,775,743

Leisure Products (0.3%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	175,000	132,599

Specialty Retail (2.0%)
Burlington Stores, Inc.
2.250%, 4/15/25	85,000	87,922
Farfetch Ltd. 3.750%, 5/1/27	55,000	44,343
National Vision Holdings, Inc. 2.500%, 5/15/25	55,000	57,365
Vroom, Inc. 0.750%, 7/1/26	130,000	58,994
Wayfair, Inc. 0.625%, 10/1/25	215,000	182,985
1.000%, 8/15/26	180,000	148,062
3.250%, 9/15/27§	142,000	175,867
3.500%, 11/15/28§	50,000	79,550

		835,088

Total Consumer Discretionary		6,958,664

Consumer Staples (0.9%)
Food Products (0.5%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	59,800
Freshpet, Inc. 3.000%, 4/1/28§	70,000	82,565
Post Holdings, Inc. 2.500%, 8/15/27§	69,000	69,566

		211,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Personal Care Products (0.4%)
Beauty Health Co. (The) 1.250%, 10/1/26§	$118,000	$92,556
Herbalife Ltd. 2.625%, 3/15/24	75,000	72,638

		165,194

Total Consumer Staples		377,125

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
EQT Corp. 1.750%, 5/1/26	70,000	196,945
Northern Oil and Gas, Inc. 3.625%, 4/15/29§	93,000	103,716
Pioneer Natural Resources Co. 0.250%, 5/15/25	180,000	395,762
World Kinect Corp. 3.250%, 7/1/28§	100,000	96,000

Total Energy		792,423

Financials (4.4%)
Banks (0.3%)
BofA Finance LLC 0.600%, 5/25/27	100,000	114,738

Capital Markets (0.8%)
Ares Capital Corp. 4.625%, 3/1/24	50,000	49,844
Coinbase Global, Inc. 0.500%, 6/1/26	245,000	184,099
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27	65,000	78,520

		312,463

Consumer Finance (0.8%)
LendingTree, Inc. 0.500%, 7/15/25	120,000	92,400
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	248,000	191,456
Upstart Holdings, Inc. 0.250%, 8/15/26	92,000	62,790

		346,646

Financial Services (2.3%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26	253,000	186,739
Block, Inc. 0.125%, 3/1/25	180,000	169,650
(Zero Coupon), 5/1/26	165,000	136,290
0.250%, 11/1/27	90,000	69,019
Euronet Worldwide, Inc. 0.750%, 3/15/49	115,000	111,622
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	56,917
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	108,600
0.500%, 8/1/27	129,000	113,778

		952,615

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT) 6.750%, 7/15/27	100,000	102,000

Total Financials		1,828,462

Health Care (13.1%)
Biotechnology (5.1%)
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27§	242,000	230,837
Ascendis Pharma A/S 2.250%, 4/1/28	92,000	83,490
BioMarin Pharmaceutical, Inc. 0.599%, 8/1/24	85,000	83,493
1.250%, 5/15/27 (x)	130,000	130,690
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	105,667
2.250%, 2/1/29	100,000	61,388
Cytokinetics, Inc. 3.500%, 7/1/27§	100,000	92,000
Exact Sciences Corp. 0.375%, 3/15/27	110,000	118,181
0.375%, 3/1/28	220,000	225,099
2.000%, 3/1/30§	120,000	165,660
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	140,000	116,279
1.000%, 8/15/28 (x)§	138,000	125,580
Insmed, Inc. 0.750%, 6/1/28	80,000	67,100
Intercept Pharmaceuticals, Inc. 3.250%, 7/1/23	14,000	13,999
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24	95,000	88,350
(Zero Coupon), 4/1/26	105,000	99,028
1.750%, 6/15/28§	100,000	100,100
Sarepta Therapeutics, Inc. 1.250%, 9/15/27§	220,000	237,979

		2,144,920

Health Care Equipment & Supplies (5.5%)
CONMED Corp. 2.250%, 6/15/27	165,000	184,140
Dexcom, Inc. 0.750%, 12/1/23	135,000	420,997
0.250%, 11/15/25 (x)	305,000	325,581
0.375%, 5/15/28 (x)§	215,000	219,193
Envista Holdings Corp. 2.375%, 6/1/25	90,000	150,777
Haemonetics Corp.
(Zero Coupon), 3/1/26	95,000	80,835
Insulet Corp. 0.375%, 9/1/26	145,000	199,157
Integer Holdings Corp. 2.125%, 2/15/28§	103,000	121,334
Integra LifeSciences Holdings Corp. 0.500%, 8/15/25	105,000	95,865
Lantheus Holdings, Inc. 2.625%, 12/15/27§	105,000	136,037
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	103,203
NuVasive, Inc. 0.375%, 3/15/25	60,000	54,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Omnicell, Inc. 0.250%, 9/15/25	$115,000	$116,323
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	105,000	7,613
TransMedics Group, Inc. 1.500%, 6/1/28§	89,000	101,285

		2,316,490

Health Care Providers & Services (0.4%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	150,142

Health Care Technology (0.7%)
Livongo Health, Inc. 0.875%, 6/1/25	110,000	99,399
Teladoc Health, Inc. 1.250%, 6/1/27	235,000	186,825

		286,224

Life Sciences Tools & Services (0.5%)
CryoPort, Inc. 0.750%, 12/1/26§	72,000	57,423
Illumina, Inc.
(Zero Coupon), 8/15/23	150,000	148,948

		206,371

Pharmaceuticals (0.9%)
Jazz Investments I Ltd. 1.500%, 8/15/24	120,000	114,106
2.000%, 6/15/26	190,000	193,088
Pacira BioSciences, Inc. 0.750%, 8/1/25	70,000	64,750

		371,944

Total Health Care		5,476,091

Industrials (7.1%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc. 0.500%, 12/15/27§	135,000	143,707
Parsons Corp. 0.250%, 8/15/25	105,000	120,173
Virgin Galactic Holdings, Inc. 2.500%, 2/1/27§	53,000	27,129

		291,009

Air Freight & Logistics (0.5%)
ZTO Express Cayman, Inc. 1.500%, 9/1/27§	194,000	193,031

Construction & Engineering (0.2%)
Granite Construction, Inc. 3.750%, 5/15/28§	75,000	80,472

Electrical Equipment (0.7%)
Array Technologies, Inc. 1.000%, 12/1/28	75,000	85,800
Bloom Energy Corp. 3.000%, 6/1/28 (x)§	125,000	142,052
Stem, Inc. 0.500%, 12/1/28§	88,000	50,531
Sunrun, Inc.
(Zero Coupon), 2/1/26	50,000	35,775

		314,158

Ground Transportation (0.7%)
Lyft, Inc. 1.500%, 5/15/25	125,000	111,937
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	180,000	164,165

		276,102

Machinery (0.9%)
3D Systems Corp.
(Zero Coupon), 11/15/26	83,000	62,717
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	90,000	88,605
John Bean Technologies Corp. 0.250%, 5/15/26	50,000	47,425
Middleby Corp. (The) 1.000%, 9/1/25	155,000	192,432

		391,179

Passenger Airlines (2.3%)
American Airlines Group, Inc. 6.500%, 7/1/25	235,000	301,035
Copa Holdings SA 4.500%, 4/15/25	50,000	110,400
JetBlue Airways Corp. 0.500%, 4/1/26	135,000	110,869
Southwest Airlines Co. 1.250%, 5/1/25 (x)	340,000	389,810
Spirit Airlines, Inc. 1.000%, 5/15/26	70,000	56,560

		968,674

Professional Services (1.1%)
Ceridian HCM Holding, Inc. 0.250%, 3/15/26	120,000	105,576
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	88,400
KBR, Inc. 2.500%, 11/1/23	70,000	179,060
Upwork, Inc. 0.250%, 8/15/26	86,000	69,650

		442,686

Total Industrials		2,957,311

Information Technology (26.9%)
Communications Equipment (1.4%)
Infinera Corp. 3.750%, 8/1/28§	75,000	74,737
Lumentum Holdings, Inc. 0.250%, 3/15/24	105,000	111,248
0.500%, 12/15/26	215,000	189,711
0.500%, 6/15/28	125,000	98,294
1.500%, 12/15/29§	125,000	129,250

		603,240

Electronic Equipment, Instruments & Components (0.8%)
Insight Enterprises, Inc. 0.750%, 2/15/25	70,000	149,835
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	97,556
Vishay Intertechnology, Inc. 2.250%, 6/15/25	85,000	93,024

		340,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (6.2%)
Akamai Technologies, Inc. 0.125%, 5/1/25	$200,000	$213,375
0.375%, 9/1/27	260,000	251,092
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	212,125
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	319,000	249,167
Fastly, Inc.
(Zero Coupon), 3/15/26	130,000	107,185
MongoDB, Inc. 0.250%, 1/15/26	225,000	447,525
Okta, Inc. 0.125%, 9/1/25	205,000	185,320
0.375%, 6/15/26	160,000	136,560
Perficient, Inc. 0.125%, 11/15/26	69,000	56,586
Shopify, Inc. 0.125%, 11/1/25	165,000	149,490
Spotify USA, Inc.
(Zero Coupon), 3/15/26	335,000	284,582
Vnet Group, Inc.
(Zero Coupon), 2/1/26	110,000	84,700
Wix.com Ltd.
(Zero Coupon), 7/1/23	100,000	99,986
(Zero Coupon), 8/15/25	125,000	108,750

		2,586,443

Semiconductors & Semiconductor Equipment (4.2%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	75,160
(Zero Coupon), 3/1/28	120,000	112,809
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	105,000	106,050
Microchip Technology, Inc. 0.125%, 11/15/24	135,000	152,719
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	257,110
0.500%, 3/1/29§	300,000	338,802
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	135,000	160,110
Wolfspeed, Inc. 1.750%, 5/1/26	150,000	202,275
0.250%, 2/15/28	130,000	99,580
1.875%, 12/1/29§	324,000	249,804

		1,754,419

Software (13.9%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	97,970
Alteryx, Inc. 0.500%, 8/1/24	55,000	51,700
1.000%, 8/1/26	90,000	75,150
Bentley Systems, Inc. 0.125%, 1/15/26	115,000	118,283
0.375%, 7/1/27	100,000	90,300
BILL Holdings, Inc.
(Zero Coupon), 12/1/25	215,000	224,782
(Zero Coupon), 4/1/27	101,000	82,820
BlackLine, Inc. 0.125%, 8/1/24	85,000	84,626
(Zero Coupon), 3/15/26	220,000	186,175
Confluent, Inc.
(Zero Coupon), 1/15/27	235,000	195,114
CyberArk Software Ltd.
(Zero Coupon), 11/15/24 (x)	115,000	130,238
Datadog, Inc. 0.125%, 6/15/25	160,000	198,560
DocuSign, Inc.
(Zero Coupon), 1/15/24	135,000	130,617
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	127,238
(Zero Coupon), 3/1/28	100,000	95,650
Envestnet, Inc. 0.750%, 8/15/25 (x)	50,000	45,875
2.625%, 12/1/27§	118,000	123,782
Everbridge, Inc.
(Zero Coupon), 3/15/26	40,000	33,000
Five9, Inc. 0.500%, 6/1/25	145,000	139,780
Guidewire Software, Inc. 1.250%, 3/15/25	55,000	52,965
HubSpot, Inc. 0.375%, 6/1/25	70,000	133,770
InterDigital, Inc. 3.500%, 6/1/27	91,000	122,676
Jamf Holding Corp. 0.125%, 9/1/26	66,000	56,559
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	41,925
Marathon Digital Holdings, Inc. 1.000%, 12/1/26	110,000	59,682
MicroStrategy, Inc. 0.750%, 12/15/25	165,000	178,414
(Zero Coupon), 2/15/27	140,000	92,550
Nice Ltd.
(Zero Coupon), 9/15/25 (x)	60,000	58,128
Nutanix, Inc. 0.250%, 10/1/27	85,000	71,878
Palo Alto Networks, Inc. 0.375%, 6/1/25	395,000	1,016,532
Pegasystems, Inc. 0.750%, 3/1/25	105,000	96,128
Progress Software Corp. 1.000%, 4/15/26	90,000	98,550
Rapid7, Inc. 0.250%, 3/15/27	135,000	117,197
RingCentral, Inc.
(Zero Coupon), 3/1/25	175,000	160,913
(Zero Coupon), 3/15/26 (x)	95,000	78,850
Splunk, Inc. 0.500%, 9/15/23	105,000	103,792
1.125%, 9/15/25	205,000	205,000
1.125%, 6/15/27	245,000	211,313
Tyler Technologies, Inc. 0.250%, 3/15/26	85,000	87,550
Unity Software, Inc.
(Zero Coupon), 11/15/26	279,000	222,781
Zscaler, Inc. 0.125%, 7/1/25	255,000	297,203

		5,796,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.4%)
Western Digital Corp. 1.500%, 2/1/24 (e)	$185,000	$179,358

Total Information Technology		11,259,891

Materials (0.7%)
Chemicals (0.1%)
Amyris, Inc. 1.500%, 11/15/26	95,000	17,575

Metals & Mining (0.6%)
MP Materials Corp. 0.250%, 4/1/26§	145,000	128,453
United States Steel Corp. 5.000%, 11/1/26	70,000	136,815

		265,268

Total Materials		282,843

Real Estate (2.9%)
Health Care REITs (1.0%)
Ventas Realty LP (REIT) 3.750%, 6/1/26§	200,000	203,500
Welltower OP LLC (REIT) 2.750%, 5/15/28§	205,000	206,537

		410,037

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	135,000	113,957

Real Estate Management & Development (1.6%)
Opendoor Technologies, Inc. 0.250%, 8/15/26§	150,000	103,117
Realogy Group LLC 0.250%, 6/15/26	85,000	63,453
Redfin Corp.
(Zero Coupon), 10/15/25	130,000	105,820
0.500%, 4/1/27	80,000	54,744
Zillow Group, Inc. 0.750%, 9/1/24	140,000	172,690
2.750%, 5/15/25	110,000	115,390
1.375%, 9/1/26	65,000	81,737

		696,951

Total Real Estate		1,220,945

Utilities (5.6%)
Electric Utilities (3.3%)
Alliant Energy Corp. 3.875%, 3/15/26§	125,000	124,125
Duke Energy Corp. 4.125%, 4/15/26§	350,000	341,775
FirstEnergy Corp. 4.000%, 5/1/26§	320,000	318,400
NRG Energy, Inc. 2.750%, 6/1/48	120,000	126,660
PPL Capital Funding, Inc. 2.875%, 3/15/28§	150,000	143,250
Southern Co. (The) 3.875%, 12/15/25§	317,000	316,207

		1,370,417

Independent Power and Renewable Electricity Producers (1.3%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	65,730
(Zero Coupon), 11/15/25§	115,000	106,088
2.500%, 6/15/26§	150,000	134,324
Ormat Technologies, Inc. 2.500%, 7/15/27§	68,000	73,406
Sunnova Energy International, Inc. 0.250%, 12/1/26	130,000	101,855
2.625%, 2/15/28§	97,000	78,923

		560,326

Multi-Utilities (0.5%)
CenterPoint Energy, Inc. 3.369%, 9/15/29 (e)	200,000	72,458
CMS Energy Corp. 3.375%, 5/1/28§	163,000	160,310

		232,768

Water Utilities (0.5%)
American Water Capital Corp. 3.625%, 6/15/26§	200,000	200,105

Total Utilities		2,363,616

Total Convertible Bonds		37,530,920

Total Long-Term Debt Securities (89.7%) (Cost $43,386,380)		37,530,920

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	260,261	260,313

	Principal Amount	Value (Note 1)
Repurchase Agreement (5.5%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $2,319,164, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $2,365,547. (xx)	$2,318,193	2,318,193

Total Short-Term Investments (6.1%) (Cost $2,578,506)		2,578,506

Total Investments in Securities (105.4%) (Cost $50,565,339)		44,115,932
Other Assets Less Liabilities (-5.4%)		(2,267,383)

Net Assets (100%)		$41,848,549

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $9,746,793 or 23.3% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,283,893. This was collateralized by cash of $2,318,193 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$103	$—	$—	$103
Convertible Bonds
Communication Services	—	4,013,549	—	4,013,549
Consumer Discretionary	—	6,958,664	—	6,958,664
Consumer Staples	—	377,125	—	377,125
Energy	—	792,423	—	792,423
Financials	—	1,828,462	—	1,828,462
Health Care	—	5,476,091	—	5,476,091
Industrials	—	2,957,311	—	2,957,311
Information Technology	—	11,259,891	—	11,259,891
Materials	—	282,843	—	282,843
Real Estate	—	1,220,945	—	1,220,945
Utilities	—	2,363,616	—	2,363,616
Convertible Preferred Stocks
Communication Services	29,345	—	—	29,345
Financials	1,780,691	55,962	—	1,836,653
Industrials	527,746	—	—	527,746
Utilities	1,612,659	—	—	1,612,659
Short-Term Investments
Investment Company	260,313	—	—	260,313
Repurchase Agreement	—	2,318,193	—	2,318,193

Total Assets	$4,210,857	$39,905,075	$—	$44,115,932

Total Liabilities	$—	$—	$—	$—

Total	$4,210,857	$39,905,075	$—	$44,115,932

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,844,882
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,294,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,036,311
Aggregate gross unrealized depreciation	(8,648,823)

Net unrealized depreciation	$(6,612,512)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$50,728,444

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $48,247,146)	$41,797,739
Repurchase Agreements (Cost $2,318,193)	2,318,193
Cash	372,151
Receivable for securities sold	698,372
Dividends, interest and other receivables	115,114
Securities lending income receivable	2,795
Receivable for Portfolio shares sold	1,600
Other assets	456

Total assets	45,306,420

LIABILITIES
Payable for return of collateral on securities loaned	2,318,193
Payable for securities purchased	1,053,537
Payable for Portfolio shares repurchased	15,623
Investment management fees payable	9,617
Distribution fees payable – Class IB	4,435
Administrative fees payable	3,159
Accrued expenses	53,307

Total liabilities	3,457,871

NET ASSETS	$41,848,549

Net assets were comprised of:
Paid in capital	$50,072,098
Total distributable earnings (loss)	(8,223,549)

Net assets	$41,848,549

Class IB
Net asset value, offering and redemption price per share, $22,072,234 / 2,468,095 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

Class K
Net asset value, offering and redemption price per share, $19,776,315 / 2,214,489 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.93

(x)	Includes value of securities on loan of $2,283,893.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$280,556
Dividends (net of $1,620 foreign withholding tax)	156,857
Securities lending (net)	18,492

Total income	455,905

EXPENSES
Investment management fees	99,248
Professional fees	33,092
Distribution fees – Class IB	25,798
Administrative fees	18,641
Custodian fees	8,802
Printing and mailing expenses	6,177
Trustees’ fees	608
Miscellaneous	7,944

Gross expenses	200,310
Less: Waiver from investment manager	(45,436)

Net expenses	154,874

NET INVESTMENT INCOME (LOSS)	301,031

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(867,185)
Net change in unrealized appreciation (depreciation) on investments in securities	4,089,967

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,222,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,523,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$301,031	$462,010
Net realized gain (loss)	(867,185)	(899,373)
Net change in unrealized appreciation (depreciation)	4,089,967	(9,005,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,523,813	(9,442,724)

Distributions to shareholders:
Class IB	—	(252,338)
Class K	—	(292,648)

Total distributions to shareholders	—	(544,986)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 207,654 and 498,255 shares, respectively ]	1,776,925	4,396,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,023 shares, respectively ]	—	252,338
Capital shares repurchased [ (124,911) and (286,889) shares, respectively]	(1,066,411)	(2,554,513)

Total Class IB transactions	710,514	2,093,825

Class K
Capital shares sold [ 3,835 and 265,573 shares, respectively ]	32,501	2,308,643
Capital shares issued in reinvestment of dividends and distributions [ 0 and 34,895 shares, respectively ]	—	292,648
Capital shares repurchased [ (77,498) and (127,253) shares, respectively]	(663,988)	(1,114,755)

Total Class K transactions	(631,487)	1,486,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	79,027	3,580,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,602,840	(6,407,349)
NET ASSETS:
Beginning of period	38,245,709	44,653,058

End of period	$41,848,549	$38,245,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.19		$10.50	$15.62		$11.81		$10.06		$11.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.09	0.04		0.15		0.15		0.25
Net realized and unrealized gain (loss)	0.69		(2.29)	0.07		4.45		2.24		(0.70)

Total from investment operations	0.75		(2.20)	0.11		4.60		2.39		(0.45)

Less distributions:
Dividends from net investment income	—		(0.10)	(1.89)		(0.18)		(0.34)		(0.26)
Distributions from net realized gains	—		(0.01)	(3.34)		(0.61)		(0.30)		(0.26)

Total dividends and distributions	—		(0.11)	(5.23)		(0.79)		(0.64)		(0.52)

Net asset value, end of period	$8.94		$8.19	$10.50		$15.62		$11.81		$10.06

Total return (b)	9.16%		(20.99)%	1.04%		39.08%		23.93%		(4.22)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,072		$19,546	$22,507		$19,467		$12,255		$9,403
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.96	%(k)	1.05	%(m)	1.10	%(n)	1.19	%(g)(o)
Before waivers (a)(f)	1.13%		1.19%	1.21%		1.48%		1.59%		1.67	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.40%		1.08%	0.27%		1.17%		1.35%		2.23%
Before waivers (a)(f)	1.17%		0.79%	0.02%		0.74%		0.86%		1.75%
Portfolio turnover rate^	18	%(z)	20%	209	%(h)	51%		35%		32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.17		$10.47	$15.59		$11.79		$10.04		$11.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.12	0.08		0.18		0.18		0.27
Net realized and unrealized gain (loss)	0.69		(2.28)	0.07		4.44		2.24		(0.69)

Total from investment operations	0.76		(2.16)	0.15		4.62		2.42		(0.42)

Less distributions:
Dividends from net investment income	—		(0.13)	(1.93)		(0.21)		(0.37)		(0.29)
Distributions from net realized gains	—		(0.01)	(3.34)		(0.61)		(0.30)		(0.26)

Total dividends and distributions	—		(0.14)	(5.27)		(0.82)		(0.67)		(0.55)

Net asset value, end of period	$8.93		$8.17	$10.47		$15.59		$11.79		$10.04

Total return (b)	9.30%		(20.74)%	1.25%		39.34%		24.27%		(3.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,776		$18,700	$22,146		$22,725		$15,331		$11,526
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.71	%(k)	0.80	%(m)	0.85	%(n)	0.94	%(g)(o)
Before waivers (a)(f)	0.88%		0.94%	0.96%		1.23%		1.34%		1.41	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%		1.33%	0.52%		1.40%		1.61%		2.40%
Before waivers (a)(f)	1.42%		1.04%	0.26%		0.98%		1.12%		1.93%
Portfolio turnover rate^	18	%(z)	20%	209	%(h)	51%		35%		32%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax Expense of 0.01%.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class IB and 1.06% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	23.8%
Asset-Backed Securities	14.1
Mortgage-Backed Securities	12.7
Collateralized Mortgage Obligations	12.4
Investment Companies	5.8
Commercial Mortgage-Backed Securities	5.7
Financials	5.1
Utilities	3.8
Energy	2.9
Industrials	2.2
Communication Services	1.9
Consumer Discretionary	1.5
Health Care	1.5
Information Technology	1.1
Foreign Government Securities	1.1
Consumer Staples	1.1
Materials	1.1
Real Estate	1.0
Repurchase Agreement	0.6
Municipal Bond	0.0 #
Cash and Other	0.6

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,028.50	$4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.46
Class K
Actual	1,000.00	1,029.70	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.20

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (14.1%)
ABFC Trust,
Series 2007-WMC1 A1A 6.400%, 6/25/37 (l)	$2,588,196	$1,752,679
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 5.670%, 10/25/36 (l)	2,284,541	763,334
AIMCO CLO,
Series 2018-AA D 7.810%, 4/17/31 (l)§	500,000	473,112
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	1,250,000	1,094,492
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	848,145
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1 6.650%, 1/25/33 (l)	1,983,142	1,821,841
Apidos CLO XII,
Series 2013-12A DR 7.860%, 4/15/31 (l)§	500,000	458,231
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C 7.410%, 10/17/30 (l)§	500,000	478,231
Atrium IX,
Series 9A DR 9.063%, 5/28/30 (l)§	500,000	478,691
Babson CLO Ltd.,
Series 2015-IA DR 7.850%, 1/20/31 (l)§	500,000	446,245
Bain Capital Credit CLO Ltd.,
Series 2020-5A D 8.800%, 1/20/32 (l)§	1,000,000	962,953
Barings CLO Ltd.,
Series 2015-2A DR 8.200%, 10/20/30 (l)§	500,000	468,134
Series 2019-2A CR 8.660%, 4/15/36 (l)§	500,000	468,226
Series 2020-1A DR 8.460%, 10/15/36 (l)§	1,000,000	941,290
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§	1,790,384	1,477,066
Canyon Capital CLO Ltd.,
Series 2014-1A CR 8.049%, 1/30/31 (l)§	500,000	443,212
Series 2017-1A DR 8.260%, 7/15/30 (l)§	500,000	449,296
Series 2021-1A D 8.360%, 4/15/34 (l)§	500,000	463,752
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR 8.550%, 7/20/34 (l)§	1,000,000	937,086
Carlyle US CLO Ltd.,
Series 2021-1A D 11.260%, 4/15/34 (l)§	500,000	448,443
Castlelake Aircraft Structured Trust,
Series 2021-1A B 6.656%, 1/15/46§	1,450,581	1,178,597
Cathedral Lake VIII Ltd.,
Series 2021-8A C 7.870%, 1/20/35 (l)§	500,000	480,428
Series 2021-8A D1 8.670%, 1/20/35 (l)§	1,000,000	938,243
CHCP Ltd.,
Series 2021-FL1 C 7.316%, 2/15/38 (l)§	550,000	521,529
CLI Funding VIII LLC,
Series 2021-1A A 1.640%, 2/18/46§	759,452	641,448
Cook Park CLO Ltd.,
Series 2018-1A C 7.010%, 4/17/30 (l)§	1,000,000	949,946
Series 2018-1A D 7.860%, 4/17/30 (l)§	500,000	441,120
Crown Point CLO IV Ltd.,
Series 2018-4A C 7.150%, 4/20/31 (l)§	500,000	471,775
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	500,000	438,183
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,278,355
Dryden 40 Senior Loan Fund,
Series 2015-40A DR 8.421%, 8/15/31 (l)§	500,000	470,818
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 7.860%, 4/15/31 (l)§	500,000	440,664
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 8.500%, 4/20/34 (l)§	500,000	462,995
Dryden 57 CLO Ltd.,
Series 2018-57A D 7.871%, 5/15/31 (l)§	500,000	451,378
Elevation CLO Ltd.,
Series 2013-1A BR2 8.571%, 8/15/32 (l)§	1,250,000	1,207,424
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/26 (l)§	2,000,000	1,748,397
Fremont Home Loan Trust,
Series 2006-D 1A1 5.290%, 11/25/36 (l)	4,785,711	2,815,434
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D 8.260%, 7/15/31 (l)§	500,000	454,635
Generate CLO 2 Ltd.,
Series 2A CR 7.123%, 1/22/31 (l)§	500,000	483,056
Gilbert Park CLO Ltd.,
Series 2017-1A D 8.210%, 10/15/30 (l)§	500,000	462,921
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	305,737	252,799
ITE Rail Fund Levered LP,
Series 2021-3A A 2.210%, 6/28/51§	455,861	392,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Jersey Mike’s Funding,
Series 2019-1A A2 4.433%, 2/15/50§	$992,500	$899,063
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	346,586	306,760
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A 4.250%, 12/15/38§	686,012	588,489
LCM 28 Ltd.,
Series 28A D 8.200%, 10/20/30 (l)§	500,000	413,503
LCM XXI LP,
Series 21A DR 8.050%, 4/20/28 (l)§	500,000	499,684
Long Point Park CLO Ltd.,
Series 2017-1A C 7.660%, 1/17/30 (l)§	500,000	434,684
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	996,189	837,436
Madison Park Funding XX Ltd.,
Series 2016-20A DR 8.292%, 7/27/30 (l)§	900,000	849,952
Magnetite XXIII Ltd.,
Series 2019-23A DR 8.305%, 1/25/35 (l)§	500,000	466,919
Magnetite XXXI Ltd.,
Series 2021-31A E 11.260%, 7/15/34 (l)§	500,000	487,452
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C 5.450%, 7/25/37 (l)	5,257,162	1,200,948
MidOcean Credit CLO III,
Series 2014-3A BR 7.061%, 4/21/31 (l)§	1,000,000	958,333
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	165,994	148,587
Series 2018-2GS A 4.200%, 2/22/44§	273,653	247,388
Series 2019-2A B 3.280%, 9/20/40§	237,023	201,017
Nassau Ltd.,
Series 2018-IA A 6.410%, 7/15/31 (l)§	500,000	491,901
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	1,364,688	1,154,232
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	4,900,000	4,069,469
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR 8.100%, 7/20/31 (l)§	1,000,000	948,495
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	318,971	297,736
Octagon 53 Ltd.,
Series 2021-1A E 11.760%, 4/15/34 (l)§	1,000,000	861,798
Octagon Investment Partners 31 Ltd.,
Series 2017-1A DR 8.650%, 7/20/30 (l)§	500,000	471,005
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 7.750%, 1/20/30 (l)§	500,000	433,203
OHA Credit Funding 5 Ltd.,
Series 2020-5A E 11.512%, 4/18/33 (l)§	1,000,000	964,952
Option One Mortgage Loan Trust,
Series 2006-1 M2 5.720%, 1/25/36 (l)	3,164,000	2,141,600
Ownit Mortgage Loan Trust,
Series 2006-3 M1 5.645%, 3/25/37 (l)	2,295,174	2,077,981
Pagaya AI Debt Trust,
Series 2022-1 A 2.030%, 10/15/29§	1,352,730	1,316,902
Primrose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	967,500	892,617
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	354,691	298,182
Sound Point CLO XXIV,
Series 2019-3A DR 8.755%, 10/25/34 (l)§	500,000	423,739
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR 8.600%, 7/20/34 (l)§	500,000	435,896
Sound Point CLO XXXII Ltd.,
Series 2021-4A D 8.655%, 10/25/34 (l)§	500,000	418,733
Stack Infrastructure Issuer LLC,
Series 2019-2A A2 3.080%, 10/25/44§	500,000	472,422
Series 2020-1A A2 1.893%, 8/25/45§	500,000	450,870
Sunnova Helios II Issuer LLC,
Series 2021-B B 2.010%, 7/20/48§	548,587	430,084
Sunnova Helios V Issuer LLC,
Series 2021-A A 1.800%, 2/20/48§	617,542	502,991
Sunnova Sol II Issuer LLC,
Series 2020-2A A 2.730%, 11/1/55§	699,969	551,042
Sunrun Atlas Issuer LLC,
Series 2019-2 A 3.610%, 2/1/55§	450,115	393,958
TAL Advantage VII LLC,
Series 2020-1A A 2.050%, 9/20/45§	284,500	249,524
Textainer Marine Containers VII Ltd.,
Series 2020-2A A 2.100%, 9/20/45§	367,519	319,451
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 8.160%, 1/15/31 (l)§	500,000	431,615
Series 2014-2A ER 11.010%, 1/15/31 (l)§	500,000	342,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2018-1A B 6.910%, 7/15/30 (l)§	$2,000,000	$1,940,550
Series 2018-1A D 8.160%, 7/15/30 (l)§	500,000	436,302
Series 2018-1A E 10.760%, 7/15/30 (l)§	500,000	419,817
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A 4.212%, 5/17/32 (e)§	466,813	419,739
Triton Container Finance VIII LLC,
Series 2020-1A A 2.110%, 9/20/45§	383,125	327,986
Triumph Rail Holdings LLC,
Series 2021-2 A 2.150%, 6/19/51§	458,262	394,641
United Airlines Pass-Through Trust,
Series 2016-1 B 3.650%, 1/7/26	330,585	303,204
Upland CLO Ltd.,
Series 2016-1A CR 8.150%, 4/20/31 (l)§	1,000,000	922,438
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	896,832	795,226
VOLT CVI LLC,
Series 2021-NP12 A1 2.734%, 12/26/51 (e)(l)§	2,215,500	1,987,535
Voya CLO Ltd.,
Series 2014-4A DR 11.201%, 7/14/31 (l)§	1,000,000	746,923
Series 2017-3A CR 8.400%, 4/20/34 (l)§	1,500,000	1,335,762
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	753,723	617,375
Wind River CLO Ltd.,
Series 2014-3A DR2 8.673%, 10/22/31 (l)§	1,500,000	1,269,521
York CLO 1 Ltd.,
Series 2014-1A CRR 7.373%, 10/22/29 (l)§	1,000,000	972,409

Total Asset-Backed Securities		75,929,753

Collateralized Mortgage Obligations (12.4%)
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)(l)§	541,298	517,750
Alternative Loan Trust,
Series 2005-69 A1 4.976%, 12/25/35 (l)	1,063,296	943,683
Series 2006-19CB A15 6.000%, 8/25/36	389,763	239,016
Series 2006-6CB 2A10 6.000%, 5/25/36	1,650,266	710,943
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§	3,400,000	2,997,689
Asset-Backed Certificates Trust,
Series 2006-IM1 A2 5.630%, 4/25/36 (l)	794,391	666,031
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	193,557	154,765
Series 2007-5 3A1 6.000%, 7/25/37	1,481,830	1,200,757
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	2,065,513	1,731,356
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	1,699,963	838,435
Series 2006-J4 A5 6.250%, 9/25/36	304,483	119,443
Series 2007-14 A18 6.000%, 9/25/37	1,487,703	812,408
Series 2007-HY1 1A1 3.787%, 4/25/37 (l)	166,497	149,226
Series 2007-HY1 2A1 3.763%, 3/25/37 (l)	69,702	60,216
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 4.047%, 3/25/36 (l)	98,912	92,758
Series 2006-AR7 2A3A 3.782%, 11/25/36 (l)	187,887	177,478
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	1,104,520	974,123
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2 8.067%, 1/25/42 (l)§	2,500,000	2,477,402
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1 6.500%, 6/25/36	5,262,025	1,103,117
FHLMC,
Series 4050 ND 2.500%, 9/15/41	147,201	141,442
Series 4076 QD 2.500%, 11/15/41	173,002	163,866
Series 4471 GA 3.000%, 2/15/44	227,766	208,998
Series 4483 CA 3.000%, 6/15/44	106,688	99,035
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B 7.467%, 2/25/42 (l)§	1,000,000	988,130
Series 2022-DNA3 M1B 7.967%, 4/25/42 (l)§	2,800,000	2,795,632
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	637,714	596,196
FNMA,
Series 2013-18 CD 1.500%, 10/25/27	132,797	127,643
Series 2013-54 NP 2.500%, 3/25/43	461,870	417,223
Series 2015-42 CA 3.000%, 3/25/44	304,498	282,644
Series 2017-46 ZL 3.500%, 6/25/57	3,463,315	2,799,067
Series 2018-44 PZ 3.500%, 6/25/48	2,090,229	1,886,473
Series 2021-48 NS 3.361%, 8/25/51 IO (l)	2,205,268	69,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2022-17 ZG 2.500%, 1/25/52	$3,095,130	$1,789,683
Series 2022-40 AZ 2.000%, 8/25/50	6,631,198	4,365,809
GNMA,
Series 2020-188 2.000%, 12/20/50 IO	2,658,355	271,494
Series 2021-117 ID 3.500%, 6/20/51 IO	1,613,422	228,054
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 5.390%, 4/25/47 (l)	2,482,715	2,154,462
HomeBanc Mortgage Trust,
Series 2005-4 M4 6.125%, 10/25/35 (l)	7,066,300	5,607,554
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	968,156
OBX Trust,
Series 2023-NQM4 A1 6.113%, 3/25/63 (e)§	2,541,805	2,523,054
PRPM LLC,
Series 2021-10 A1 2.487%, 10/25/26 (e)§	1,469,677	1,368,095
Series 2021-2 A2 3.770%, 3/25/26 (l)§	3,100,000	2,731,149
Series 2022-5 A1 6.900%, 9/27/27 (e)§	4,390,872	4,318,914
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,475,898	1,177,226
Series 2007-QS8 A10 6.000%, 6/25/37	942,955	729,193
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,415,715	599,632
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	125,282	104,058
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV 3.000%, 11/25/57 (l)	2,088,698	1,839,671
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 6.030%, 10/25/35 (l)	978,451	903,202
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	116,743	105,436
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§	2,500,000	2,036,180
Verus Securitization Trust,
Series 2020-4 M1 3.291%, 5/25/65 (l)§	1,200,000	985,204
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,569,618
Series 2023-INV1 A1 5.999%, 2/25/68 (e)§	2,846,799	2,819,316
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	129,304	115,660
Series 2007-PA6 A1 4.412%, 12/28/37 (l)	936,238	856,671

Total Collateralized Mortgage Obligations		66,709,469

Commercial Mortgage-Backed Securities (5.7%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§	516,000	392,592
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C 4.483%, 9/15/48 (l)	886,000	748,828
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	476,528
Series 2017-BNK5 C 4.330%, 6/15/60 (l)	600,000	497,390
Series 2021-BN35 A5 2.285%, 6/15/64	343,000	275,158
Series 2021-BN37 C 3.212%, 11/15/64 (l)	412,000	262,887
Series 2022-BNK39 AS 3.181%, 2/15/55	698,000	545,889
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	80,899
BBCMS Mortgage Trust,
Series 2018-TALL F 8.579%, 3/15/37 (l)§	550,000	311,767
Series 2020-C6 F5TC 3.811%, 2/15/53 (l)§	644,000	366,662
Series 2021-C12 A5 2.689%, 11/15/54	653,000	536,313
Series 2021-C12 XD 1.152%, 11/15/54 IO (l)§	9,899,000	685,517
Series 2021-C9 A5 2.299%, 2/15/54	668,000	541,389
Series 2023-C19 A5 5.451%, 4/15/56	525,000	533,804
Benchmark Mortgage Trust,
Series 2018-B2 C 4.435%, 2/15/51 (l)	803,000	617,338
Series 2021-B23 XA 1.376%, 2/15/54 IO (l)	4,850,623	310,977
Series 2022-B32 AS 3.528%, 1/15/55 (l)	650,000	522,009
BPR Trust,
Series 2022-OANA A 7.045%, 4/15/37 (l)§	1,000,000	970,131
BX Trust,
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	517,000	426,611
Series 2019-OC11 E 4.075%, 12/9/41 (l)§	458,000	365,791
Series 2021-VIEW C 7.543%, 6/15/36 (l)§	601,000	557,059
Series 2021-VIEW D 8.093%, 6/15/36 (l)§	601,000	545,978
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	376,106
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	762,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-C8 B 4.199%, 6/15/50 (l)	$514,000	$434,031
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.905%, 2/10/49 (l)	504,000	417,326
Series 2016-P4 XA 2.050%, 7/10/49 IO (l)	656,893	27,854
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	293,593
Series 2019-GC41 B 3.199%, 8/10/56	276,000	214,497
Series 2020-420K D 3.422%, 11/10/42 (l)§	350,000	253,775
Series 2020-420K E 3.422%, 11/10/42 (l)§	350,000	244,810
Series 2020-555 F 3.620%, 12/10/41 (l)§	364,000	250,709
Series 2020-555 G 3.620%, 12/10/41 (l)§	364,000	229,062
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	297,479
Commercial Mortgage Trust,
Series 2014-CR16 C 5.080%, 4/10/47 (l)	900,000	787,622
Series 2015-CR25 B 4.667%, 8/10/48 (l)	675,000	607,964
Series 2015-CR26 XA 1.045%, 10/10/48 IO (l)	1,050,146	15,787
Series 2015-DC1 C 4.438%, 2/10/48 (l)	100,000	83,910
Series 2016-DC2 XA 1.077%, 2/10/49 IO (l)	716,527	13,507
Series 2020-CX D 2.773%, 11/10/46 (l)§	900,000	667,628
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.949%, 4/15/50 IO (l)	1,266,226	10,469
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	418,356
CSMC Trust,
Series 2021-B33 B 3.766%, 10/10/43 (l)§	679,000	500,038
Series 2021-B33 C 3.766%, 10/10/43 (l)§	228,000	161,457
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 6.443%, 7/15/35 (l)§	272,000	180,957
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.662%, 11/10/47 (l)§	197,000	123,691
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	466,245
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 1.048%, 1/15/49 IO (l)	631,402	11,093
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	345,000	219,574
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D 4.129%, 9/15/47 (l)§	370,000	299,499
Series 2015-C27 D 3.940%, 2/15/48 (l)§	347,000	199,727
Series 2015-C32 C 4.805%, 11/15/48 (l)	91,000	65,617
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.855%, 7/15/50 (l)	800,000	631,286
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	717,567
Series 2016-C2 XA 1.634%, 6/15/49 IO (l)	700,424	21,158
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	320,621
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.760%, 3/10/49 (l)§	72,000	62,419
MKT Mortgage Trust,
Series 2020-525M E 3.039%, 2/12/40 (l)§	275,000	131,288
Series 2020-525M F 3.039%, 2/12/40 (l)§	275,000	109,481
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B 3.880%, 11/15/49 (l)	871,000	732,396
Series 2017-C33 B 4.105%, 5/15/50	753,000	641,786
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 0.999%, 12/15/48 IO (l)	925,243	14,452
Series 2016-UB11 XA 1.575%, 8/15/49 IO (l)	745,134	26,127
Series 2019-H7 C 4.128%, 7/15/52	850,000	616,358
Series 2021-L7 XD 1.037%, 10/15/54 IO (l)§	11,180,000	670,059
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 2.023%, 10/10/48 IO (l)	506,617	19,067
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	603,000	433,889
Series 2021-OVA F 2.851%, 7/15/41§	603,000	392,659
UBS Commercial Mortgage Trust,
Series 2017-C1 B 4.036%, 6/15/50	1,336,000	1,098,119
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	280,350
Series 2017-C7 C 4.745%, 12/15/50 (l)	1,009,000	789,517
Series 2018-C10 C 5.222%, 5/15/51 (l)	640,000	506,725
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D 3.865%, 3/10/46 (l)§	499,000	302,671
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	488,409	409,119
Series 2019-1 M2 4.010%, 3/25/49 (l)§	201,321	173,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-1 M3 4.120%, 3/25/49 (l)§	$176,385	$144,838
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA 1.027%, 9/15/58 IO (l)	6,389,521	97,970
Series 2015-C31 C 4.748%, 11/15/48 (l)	105,000	91,019
Series 2015-P2 XA 1.079%, 12/15/48 IO (l)	632,595	11,104
Series 2016-C35 B 3.438%, 7/15/48	533,000	444,582
Series 2016-NXS6 B 3.811%, 11/15/49	750,000	653,797
Series 2016-NXS6 XA 1.731%, 11/15/49 IO (l)	705,507	25,723
Series 2017-RC1 XA 1.548%, 1/15/60 IO (l)	749,318	29,979
Series 2019-C50 C 4.345%, 5/15/52	412,000	322,021
Series 2020-C58 B 2.704%, 7/15/53	800,000	554,961
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 1.148%, 8/15/47 IO (l)	1,865,951	13,122

Total Commercial Mortgage-Backed Securities		30,696,728

Convertible Bond (0.0%)†
Communication Services (0.0%)†
Wireless Telecommunication Services (0.0%)†
Digicel Group Holdings Ltd. 7.000%, 7/17/23 PIK (y)§	42,459	3,919

Total Communication Services		3,919

Total Convertible Bond		3,919

Corporate Bonds (23.2%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 4.300%, 2/15/30	500,000	473,217
2.750%, 6/1/31 (x)	225,000	189,677
3.500%, 9/15/53	984,000	695,731
3.550%, 9/15/55	527,000	368,721
Bell Canada (The) 3.650%, 8/15/52	85,000	63,978
CCO Holdings LLC 4.750%, 3/1/30§	140,000	119,472
4.750%, 2/1/32§	150,000	121,654
4.250%, 1/15/34 (x)§	115,000	86,657
Frontier Communications Holdings LLC 5.875%, 10/15/27§	45,000	41,062
5.000%, 5/1/28§	110,000	94,881
KT Corp. 2.500%, 7/18/26 (m)	600,000	549,048
Level 3 Financing, Inc. 10.500%, 5/15/30 (x)§	106,000	107,325
NBN Co. Ltd. 1.450%, 5/5/26§	275,000	246,800
Verizon Communications, Inc. 3.150%, 3/22/30	500,000	444,420
3.875%, 3/1/52	115,000	89,598

		3,692,241

Entertainment (0.2%)
Live Nation Entertainment, Inc. 4.750%, 10/15/27§	195,000	181,837
Netflix, Inc. 4.875%, 4/15/28	160,000	157,899
Warnermedia Holdings, Inc. 3.755%, 3/15/27	375,000	349,545
4.054%, 3/15/29	385,000	351,232

		1,040,513

Interactive Media & Services (0.1%)
Meta Platforms, Inc. 3.850%, 8/15/32	380,000	353,030
4.450%, 8/15/52	410,000	354,360

		707,390

Media (0.4%)
Charter Communications Operating LLC 4.908%, 7/23/25	370,000	360,994
3.500%, 3/1/42	410,000	271,461
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29§	75,000	55,500
Comcast Corp. 3.950%, 10/15/25	220,000	214,127
3.400%, 4/1/30	390,000	357,825
Directv Financing LLC 5.875%, 8/15/27§	110,000	99,275
DISH DBS Corp. 5.750%, 12/1/28§	130,000	96,688
GCI LLC 4.750%, 10/15/28§	150,000	127,215
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	250,000	233,300
McGraw-Hill Education, Inc. 5.750%, 8/1/28§	125,000	107,969
News Corp. 5.125%, 2/15/32§	90,000	82,125
Scripps Escrow II, Inc. 3.875%, 1/15/29 (x)§	180,000	141,300
Townsquare Media, Inc. 6.875%, 2/1/26§	135,000	128,250
VTR Finance NV 6.375%, 7/15/28 (m)	200,000	75,000

		2,351,029

Wireless Telecommunication Services (0.5%)
CT Trust 5.125%, 2/3/32 (m)	600,000	481,500
Digicel Group Holdings Ltd. 5.000%, 4/1/25 PIK§	28,456	12,163
Millicom International Cellular SA 5.125%, 1/15/28 (m)	180,000	157,194
6.250%, 3/25/29 (m)	360,000	321,923
T-Mobile USA, Inc. 2.250%, 2/15/26	415,000	381,167
3.875%, 4/15/30	300,000	275,813
2.550%, 2/15/31	500,000	414,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 10/15/52	$390,000	$277,949
VTR Comunicaciones SpA 5.125%, 1/15/28 (m)	200,000	103,402

		2,425,862

Total Communication Services		10,217,035

Consumer Discretionary (1.5%)
Automobile Components (0.0%)†
Dealer Tire LLC 8.000%, 2/1/28§	85,000	77,350
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	165,000	143,344

		220,694

Automobiles (0.3%)
Ford Motor Co. 3.250%, 2/12/32	390,000	306,267
Hyundai Capital America 2.650%, 2/10/25§	770,000	729,510
Volkswagen Group of America Finance LLC 4.250%, 11/13/23§	290,000	288,383

		1,324,160

Distributors (0.0%)†
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 (x)§	195,000	180,375

Diversified Consumer Services (0.0%)†
Metis Merger Sub LLC 6.500%, 5/15/29 (x)§	245,000	210,700

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment, Inc. 4.625%, 10/15/29§	155,000	135,237
Carnival Corp. 5.750%, 3/1/27§	485,000	444,987
Cedar Fair LP 5.250%, 7/15/29	130,000	118,300
Expedia Group, Inc. 5.000%, 2/15/26	180,000	176,884
3.800%, 2/15/28	345,000	321,410
3.250%, 2/15/30	130,000	113,272
2.950%, 3/15/31	45,000	37,986
Fertitta Entertainment LLC 6.750%, 1/15/30 (x)§	180,000	152,550
Marriott International, Inc.
Series II 2.750%, 10/15/33	480,000	380,092
Series R 3.125%, 6/15/26	400,000	375,201
McDonald’s Corp. 4.450%, 3/1/47 (x)	390,000	349,351
Midwest Gaming Borrower LLC 4.875%, 5/1/29 (x)§	325,000	286,813
NCL Corp. Ltd. 5.875%, 2/15/27§	150,000	145,875
Premier Entertainment Sub LLC 5.625%, 9/1/29§	130,000	97,825
5.875%, 9/1/31§	65,000	47,775
Scientific Games Holdings LP 6.625%, 3/1/30§	215,000	188,663
Scientific Games International, Inc. 7.250%, 11/15/29§	140,000	139,300
Viking Cruises Ltd. 5.875%, 9/15/27 (x)§	225,000	205,875
9.125%, 7/15/31§	365,000	367,117

		4,084,513

Household Durables (0.0%)†
Mattamy Group Corp. 4.625%, 3/1/30§	180,000	154,350
SWF Escrow Issuer Corp. 6.500%, 10/1/29§	45,000	27,619

		181,969

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	685,000	561,415
4.100%, 1/15/52	200,000	137,518
Lowe’s Cos., Inc. 4.400%, 9/8/25	205,000	200,689
5.625%, 4/15/53	210,000	209,030
Michaels Cos., Inc. (The) 5.250%, 5/1/28 (x)§	135,000	108,675
Sonic Automotive, Inc. 4.625%, 11/15/29§	265,000	221,938
SRS Distribution, Inc. 4.625%, 7/1/28§	225,000	201,375
Staples, Inc. 7.500%, 4/15/26§	170,000	140,037
Victoria’s Secret & Co. 4.625%, 7/15/29§	125,000	91,275

		1,871,952

Total Consumer Discretionary		8,074,363

Consumer Staples (1.1%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	385,000	367,420
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 4/15/48	426,000	393,268
Constellation Brands, Inc. 3.150%, 8/1/29	315,000	280,082
2.875%, 5/1/30	90,000	78,168
PepsiCo, Inc. 3.600%, 2/18/28	220,000	211,470
Primo Water Holdings, Inc. 4.375%, 4/30/29§	155,000	132,812

		1,463,220

Consumer Staples Distribution & Retail (0.2%)
Dollar General Corp. 4.250%, 9/20/24	175,000	171,537
Dollar Tree, Inc. 4.000%, 5/15/25	675,000	653,988
3.375%, 12/1/51	65,000	43,501
United Natural Foods, Inc. 6.750%, 10/15/28§	150,000	123,863

		992,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.5%)
Agrosuper SA 4.600%, 1/20/32 (m)	$150,000	$126,575
BRF SA 4.875%, 1/24/30 (m)	200,000	161,250
Frigorifico Concepcion SA 7.700%, 7/21/28 (m)	400,000	312,888
Kraft Heinz Foods Co. 4.375%, 6/1/46	410,000	343,920
Minerva Luxembourg SA 4.375%, 3/18/31 (m)	500,000	389,225
NBM US Holdings, Inc. 7.000%, 5/14/26 (m)	200,000	194,318
6.625%, 8/6/29 (m)	200,000	182,206
Post Holdings, Inc. 5.500%, 12/15/29§	105,000	96,600
4.625%, 4/15/30§	28,000	24,465
Smithfield Foods, Inc. 4.250%, 2/1/27§	685,000	630,789

		2,462,236

Household Products (0.0%)†
Kronos Acquisition Holdings, Inc. 5.000%, 12/31/26§	65,000	59,962

Personal Care Products (0.0%)†
Coty, Inc. 5.000%, 4/15/26§	150,000	143,625

Tobacco (0.1%)
BAT Capital Corp. 3.462%, 9/6/29	795,000	686,185

Total Consumer Staples		5,808,117

Energy (2.9%)
Energy Equipment & Services (0.2%)
Guara Norte Sarl 5.198%, 6/15/34 (m)	353,704	307,457
Halliburton Co. 2.920%, 3/1/30	145,000	127,216
Transocean Poseidon Ltd. 6.875%, 2/1/27§	170,625	168,492
Weatherford International Ltd. 6.500%, 9/15/28§	155,000	155,209

		758,374

Oil, Gas & Consumable Fuels (2.7%)
Antero Midstream Partners LP 5.750%, 3/1/27§	64,000	61,448
BP Capital Markets America, Inc. 4.893%, 9/11/33	350,000	345,553
2.939%, 6/4/51	215,000	145,693
Callon Petroleum Co. 7.500%, 6/15/30§	195,000	183,300
Cheniere Energy, Inc. 4.625%, 10/15/28	375,000	348,754
Chesapeake Energy Corp. 5.875%, 2/1/29§	220,000	207,900
Civitas Resources, Inc. 8.375%, 7/1/28§	125,000	126,285
CNX Resources Corp. 6.000%, 1/15/29§	175,000	161,707
Continental Resources, Inc. 2.268%, 11/15/26§	395,000	349,487
Cosan Luxembourg SA 7.000%, 1/20/27 (m)	200,000	199,742
7.500%, 6/27/30§	200,000	197,790
Cosan Overseas Ltd. 8.250%, 8/5/23 (m)(y)	400,000	397,796
Ecopetrol SA 5.375%, 6/26/26	100,000	95,270
4.625%, 11/2/31	150,000	114,705
5.875%, 5/28/45	100,000	67,865
5.875%, 11/2/51	700,000	458,150
EIG Pearl Holdings Sarl 3.545%, 8/31/36 (m)	400,000	340,244
4.387%, 11/30/46 (m)	200,000	156,250
Enbridge, Inc. 3.400%, 8/1/51	330,000	227,841
Energy Transfer LP 4.750%, 1/15/26	335,000	327,176
4.400%, 3/15/27	220,000	210,109
5.000%, 5/15/44 (e)	430,000	358,882
EQM Midstream Partners LP 4.750%, 1/15/31§	285,000	249,019
Exxon Mobil Corp. 4.227%, 3/19/40	345,000	316,373
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	230,815	221,587
Galaxy Pipeline Assets Bidco Ltd. 2.160%, 3/31/34§	1,241,940	1,052,544
GNL Quintero SA 4.634%, 7/31/29 (m)	382,400	371,884
Gran Tierra Energy International Holdings Ltd. 6.250%, 2/15/25 (m)	400,000	343,000
Hess Midstream Operations LP 5.125%, 6/15/28§	160,000	149,600
4.250%, 2/15/30§	260,000	226,850
Hilcorp Energy I LP 6.250%, 11/1/28§	125,000	117,187
5.750%, 2/1/29§	230,000	208,150
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 6/1/28 (m)	499,200	479,232
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	605,000	648,206
Marathon Petroleum Corp. 5.125%, 12/15/26	315,000	310,737
MC Brazil Downstream Trading Sarl 7.250%, 6/30/31 (m)	579,751	388,433
NGL Energy Operating LLC 7.500%, 2/1/26 (x)§	120,000	118,200
NGPL PipeCo LLC 3.250%, 7/15/31§	160,000	132,045
Oleoducto Central SA 4.000%, 7/14/27 (m)	400,000	350,264
ONEOK, Inc. 3.400%, 9/1/29	195,000	169,763
Parkland Corp. 4.500%, 10/1/29§	195,000	169,163
Petrobras Global Finance BV 6.750%, 6/3/50 (x)	600,000	538,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Petroleos del Peru SA 4.750%, 6/19/32 (m)	$400,000	$300,000
5.625%, 6/19/47 (m)	200,000	129,060
Petroleos Mexicanos 6.750%, 9/21/47	200,000	124,978
Phillips 66 Co. 4.950%, 12/1/27	90,000	89,243
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	255,000	251,002
Southwestern Energy Co. 5.375%, 2/1/29	145,000	135,575
4.750%, 2/1/32	170,000	149,133
Sunoco LP 6.000%, 4/15/27	90,000	87,975
4.500%, 5/15/29	65,000	57,447
TransCanada PipeLines Ltd. 4.625%, 3/1/34	500,000	457,215
Transportadora de Gas del Peru SA 4.250%, 4/30/28 (m)	500,000	480,470
UEP Penonome II SA 6.500%, 10/1/38 (m)	635,291	475,414
Venture Global LNG, Inc. 8.125%, 6/1/28§	140,000	141,280
8.375%, 6/1/31§	90,000	90,099

		14,611,257

Total Energy		15,369,631

Financials (5.1%)
Banks (2.8%)
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35 (k)§	465,000	353,124
Banco Continental SAECA 2.750%, 12/10/25 (m)	650,000	587,912
Banco General SA 4.125%, 8/7/27 (m)	200,000	187,612
Banco GNB Sudameris SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 7.051%, 4/3/27 (k)(m)	100,000	90,717
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31 (k)(m)	350,000	322,875
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30 (k)(m)	750,000	687,277
Banistmo SA 4.250%, 7/31/27 (m)	500,000	461,335
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25 (k)	225,000	220,754
(SOFR + 1.75%), 4.827%, 7/22/26 (k)	255,000	250,452
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	325,000	263,734
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	835,000	634,395
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	555,000	488,996
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37 (k)	720,000	616,147
BNP Paribas SA
(SOFR + 1.51%), 3.052%, 1/13/31 (k)§	750,000	638,899
BPCE SA 1.000%, 1/20/26 (x)§	325,000	289,485
Citigroup, Inc.
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	160,000	150,342
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	150,000	137,944
Commonwealth Bank of Australia 4.316%, 1/10/48§	300,000	225,505
Corp. Financiera de Desarrollo SA
(ICE LIBOR USD 3 Month + 5.61%), 5.250%, 7/15/29 (k)(m)	300,000	290,910
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29 (k)(m)	300,000	271,743
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.38%), 6.920%, 9/12/26 (k)	900,000	905,244
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26 (k)	275,000	260,770
(SOFR + 1.99%), 4.851%, 7/25/28 (k)	125,000	123,317
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	290,000	248,521
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	470,000	397,095
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	460,000	380,564
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	390,000	326,876
Korea Development Bank (The) 1.000%, 9/9/26	800,000	697,200
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	725,000	656,327
Multibank, Inc. 7.750%, 2/3/28§	200,000	203,200
National Australia Bank Ltd. 2.990%, 5/21/31§	645,000	514,779
NatWest Markets plc 0.800%, 8/12/24§	475,000	446,708
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	180,000	155,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	$185,000	$182,856
Toronto-Dominion Bank (The) 4.693%, 9/15/27 (x)	730,000	714,608
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	310,000	297,563
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)	350,000	328,298
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	365,000	356,811
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	400,000	345,541
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36 (k)	475,000	363,388

		15,075,121

Capital Markets (0.9%)
BlackRock, Inc. 4.750%, 5/25/33	990,000	972,223
CI Financial Corp. 4.100%, 6/15/51	285,000	171,802
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 6.491%, 5/15/26 (k)	825,000	829,082
(SOFR + 0.82%), 5.883%, 9/10/27 (k)	225,000	221,470
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	300,000	295,230
Macquarie Group Ltd.
(SOFR + 1.53%), 2.871%, 1/14/33 (k)§	1,030,000	815,744
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	290,000	284,532
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	295,000	283,059
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	105,000	86,903
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	855,000	648,757
Temasek Financial I Ltd. 1.000%, 10/6/30§	500,000	396,240

		5,005,042

Consumer Finance (0.6%)
American Express Co. 3.950%, 8/1/25	700,000	679,385
Avolon Holdings Funding Ltd. 3.250%, 2/15/27§	590,000	526,871
Capital One Financial Corp.
(SOFR + 2.16%), 4.985%, 7/24/26 (k)	180,000	174,288
General Motors Financial Co., Inc. 2.400%, 10/15/28	440,000	372,659
3.100%, 1/12/32	450,000	362,707
John Deere Capital Corp. 4.700%, 6/10/30	360,000	357,662
Navient Corp. 5.000%, 3/15/27	85,000	75,863
OneMain Finance Corp. 6.625%, 1/15/28	130,000	122,105
Synchrony Financial 3.950%, 12/1/27	570,000	495,871

		3,167,411

Financial Services (0.2%)
Global Payments, Inc. 4.950%, 8/15/27	360,000	349,322
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25 (m)	77,381	64,556
Inversiones La Construccion SA 4.750%, 2/7/32 (m)	500,000	399,410
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/31§	240,000	197,460
PennyMac Financial Services, Inc. 4.250%, 2/15/29§	280,000	224,700

		1,235,448

Insurance (0.6%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27 (x)§	105,000	98,843
AmWINS Group, Inc. 4.875%, 6/30/29§	225,000	202,500
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 5.650%, 8/19/24 (k)§	750,000	738,121
Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	305,000	210,320
3.850%, 3/15/52	145,000	119,841
Brighthouse Financial Global Funding 1.000%, 4/12/24§	160,000	153,615
2.000%, 6/28/28§	215,000	178,943
GTCR AP Finance, Inc. 8.000%, 5/15/27§	145,000	141,375
HUB International Ltd. 7.250%, 6/15/30 (x)§	80,000	82,400
Massachusetts Mutual Life Insurance Co. 3.200%, 12/1/61§	370,000	236,942
MetLife, Inc. 5.250%, 1/15/54	340,000	326,905
Willis North America, Inc. 4.500%, 9/15/28	670,000	635,997

		3,125,802

Total Financials		27,608,824

Health Care (1.5%)
Biotechnology (0.3%)
AbbVie, Inc. 4.700%, 5/14/45	771,000	700,076
Amgen, Inc. 5.250%, 3/2/30	350,000	350,573
5.750%, 3/2/63	305,000	309,520

		1,360,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.1%)
Becton Dickinson & Co. 4.693%, 2/13/28	$315,000	$310,173
Medline Borrower LP 5.250%, 10/1/29§	280,000	242,900

		553,073

Health Care Providers & Services (0.8%)
AdaptHealth LLC 5.125%, 3/1/30§	230,000	186,369
Centene Corp. 2.500%, 3/1/31	625,000	496,162
Community Health Systems, Inc. 6.000%, 1/15/29§	140,000	117,775
CVS Health Corp. 5.125%, 2/21/30	190,000	188,492
5.300%, 6/1/33	350,000	349,314
5.875%, 6/1/53	360,000	369,709
Elevance Health, Inc. 2.375%, 1/15/25	305,000	289,783
4.550%, 5/15/52	120,000	106,248
HCA, Inc. 5.375%, 2/1/25	530,000	525,035
4.125%, 6/15/29	330,000	305,160
Health Care Service Corp. A Mutual Legal Reserve Co. 3.200%, 6/1/50§	250,000	175,684
Legacy LifePoint Health LLC 4.375%, 2/15/27§	120,000	92,400
ModivCare Escrow Issuer, Inc. 5.000%, 10/1/29 (x)§	220,000	162,972
Owens & Minor, Inc. 6.625%, 4/1/30§	220,000	199,980
Tenet Healthcare Corp. 6.250%, 2/1/27	110,000	108,900
6.125%, 6/15/30	270,000	266,031
UnitedHealth Group, Inc. 5.050%, 4/15/53	435,000	428,885
4.950%, 5/15/62	165,000	157,818

		4,526,717

Pharmaceuticals (0.3%)
1375209 BC Ltd. 9.000%, 1/30/28§	16,000	16,005
Bausch Health Cos., Inc. 6.125%, 2/1/27§	115,000	73,312
11.000%, 9/30/28§	29,000	20,373
14.000%, 10/15/30§	5,000	2,950
Merck & Co., Inc. 4.500%, 5/17/33	255,000	252,246
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 5/19/33	270,000	269,101
Royalty Pharma plc 2.150%, 9/2/31 (x)	455,000	354,657
3.300%, 9/2/40	495,000	348,893
Viatris, Inc. 1.650%, 6/22/25	240,000	220,613

		1,558,150

Total Health Care		7,998,109

Industrials (2.2%)
Aerospace & Defense (0.2%)
Boeing Co. (The) 2.950%, 2/1/30	455,000	394,525
3.750%, 2/1/50	235,000	175,989
Raytheon Technologies Corp. 3.030%, 3/15/52	415,000	290,781
TransDigm, Inc. 5.500%, 11/15/27	190,000	179,075

		1,040,370

Building Products (0.2%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	290,000	286,163
Builders FirstSource, Inc. 5.000%, 3/1/30§	120,000	112,188
Griffon Corp. 5.750%, 3/1/28	235,000	219,138
Owens Corning 4.400%, 1/30/48	380,000	312,409
Standard Industries, Inc. 4.375%, 7/15/30§	160,000	138,248

		1,068,146

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	200,000	189,270
9.750%, 7/15/27§	165,000	145,200
Garda World Security Corp. 6.000%, 6/1/29§	230,000	187,450
Madison IAQ LLC 4.125%, 6/30/28§	165,000	144,787
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	195,000	182,325

		849,032

Construction & Engineering (0.1%)
Pike Corp. 5.500%, 9/1/28§	395,000	354,512

Electrical Equipment (0.1%)
Eaton Corp. 4.350%, 5/18/28	185,000	181,265
Regal Rexnord Corp. 6.050%, 2/15/26§	165,000	164,940

		346,205

Ground Transportation (0.5%)
Burlington Northern Santa Fe LLC 5.200%, 4/15/54	240,000	244,084
CSX Corp. 3.800%, 11/1/46	845,000	672,270
Lima Metro Line 2 Finance Ltd. 5.875%, 7/5/34 (m)	91,777	89,482
Movida Europe SA 5.250%, 2/8/31 (m)	200,000	162,068
Penske Truck Leasing Co. LP 5.750%, 5/24/26§	255,000	252,115
4.200%, 4/1/27§	370,000	346,676
Ryder System, Inc. 5.650%, 3/1/28	365,000	364,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Simpar Europe SA 5.200%, 1/26/31 (m)	$200,000	$158,360
Union Pacific Corp. 3.700%, 3/1/29 (x)	500,000	476,856
XPO, Inc. 7.125%, 6/1/31§	140,000	139,650

		2,906,393

Machinery (0.1%)
Parker-Hannifin Corp. 4.250%, 9/15/27	185,000	178,988
Weir Group plc (The) 2.200%, 5/13/26§	390,000	349,056

		528,044

Marine Transportation (0.1%)
MV24 Capital BV 6.748%, 6/1/34 (m)	504,354	452,406

Passenger Airlines (0.1%)
American Airlines, Inc. 5.750%, 4/20/29§	580,000	561,289

Professional Services (0.0%)†
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	255,000	249,890

Trading Companies & Distributors (0.2%)
Air Lease Corp. 1.875%, 8/15/26	245,000	217,010
Aviation Capital Group LLC 1.950%, 9/20/26§	585,000	505,311
BOC Aviation Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 6.667%, 9/26/23 (k)§	570,000	569,800

		1,292,121

Transportation Infrastructure (0.4%)
Adani International Container Terminal Pvt Ltd. 3.000%, 2/16/31 (m)	549,000	429,647
Adani International Container Terminal Pvt. Ltd. 3.000%, 2/16/31§	274,500	214,824
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27§	250,000	212,530
4.000%, 7/30/27 (m)	200,000	170,024
4.375%, 7/3/29 (m)	400,000	320,892
PSA Treasury Pte. Ltd. 2.125%, 9/5/29 (m)	300,000	254,949
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36 (m)	360,000	240,581
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 4/30/25§	225,000	215,153
3.625%, 4/28/26§	225,000	213,671

		2,272,271

Total Industrials		11,920,679

Information Technology (1.1%)
Communications Equipment (0.0%)†
CommScope, Inc. 4.750%, 9/1/29 (x)§	130,000	101,400

Electronic Equipment, Instruments & Components (0.0%)†
Arrow Electronics, Inc. 3.875%, 1/12/28 (x)	335,000	308,813

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc. 3.419%, 4/15/33§	630,000	524,338
Foundry JV Holdco LLC 5.875%, 1/25/34§	250,000	247,962
Marvell Technology, Inc. 2.950%, 4/15/31	860,000	717,834
NXP BV 3.875%, 6/18/26	330,000	316,942
Renesas Electronics Corp. 2.170%, 11/25/26§	860,000	753,786
Texas Instruments, Inc. 5.000%, 3/14/53	105,000	105,928
TSMC Global Ltd. 1.250%, 4/23/26§	415,000	370,201

		3,036,991

Software (0.4%)
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	175,000	147,210
Clarivate Science Holdings Corp. 4.875%, 7/1/29 (x)§	135,000	118,969
Fortinet, Inc. 1.000%, 3/15/26	405,000	360,756
Oracle Corp. 6.250%, 11/9/32	190,000	200,964
3.800%, 11/15/37	130,000	105,914
3.600%, 4/1/50	380,000	268,913
3.850%, 4/1/60	220,000	153,168
VMware, Inc. 2.200%, 8/15/31	435,000	341,945
Workday, Inc. 3.700%, 4/1/29 (x)	380,000	350,600

		2,048,439

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co. 5.900%, 10/1/24	270,000	269,403
NetApp, Inc. 1.875%, 6/22/25	395,000	366,502

		635,905

Total Information Technology		6,131,548

Materials (1.1%)
Chemicals (0.3%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	135,000	97,106
Braskem Idesa SAPI 6.990%, 2/20/32 (m)	400,000	256,000
CF Industries, Inc. 5.375%, 3/15/44	375,000	339,451
MEGlobal Canada ULC 5.000%, 5/18/25 (m)	200,000	195,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Sasol Financing USA LLC 5.500%, 3/18/31	$200,000	$156,968
Unigel Luxembourg SA 8.750%, 10/1/26 (m)	200,000	63,650
UPL Corp. Ltd. 4.500%, 3/8/28 (m)	200,000	179,152
4.625%, 6/16/30 (m)	400,000	341,112
WR Grace Holdings LLC 5.625%, 8/15/29§	140,000	114,268

		1,743,455

Containers & Packaging (0.4%)
Berry Global, Inc. 1.650%, 1/15/27	250,000	215,130
CCL Industries, Inc. 3.050%, 6/1/30§	315,000	266,319
Packaging Corp. of America 3.400%, 12/15/27	100,000	92,978
3.000%, 12/15/29	315,000	273,695
Pactiv Evergreen Group Issuer LLC 4.375%, 10/15/28§	165,000	143,550
Trident TPI Holdings, Inc. 12.750%, 12/31/28§	200,000	207,400
WRKCo., Inc. 3.750%, 3/15/25	625,000	600,731

		1,799,803

Metals & Mining (0.4%)
Arconic Corp. 6.125%, 2/15/28§	230,000	232,300
CAP SA 3.900%, 4/27/31§	400,000	288,244
Freeport Indonesia PT 5.315%, 4/14/32§	200,000	188,158
Freeport-McMoRan, Inc. 4.375%, 8/1/28	100,000	93,732
5.250%, 9/1/29 (x)	200,000	195,883
4.625%, 8/1/30	50,000	47,052
Glencore Funding LLC 1.625%, 4/27/26§	355,000	319,944
Nexa Resources SA 5.375%, 5/4/27 (m)	200,000	185,500
SunCoke Energy, Inc. 4.875%, 6/30/29§	195,000	163,024
Vedanta Resources Finance II plc 9.250%, 4/23/26§	200,000	147,986
Vedanta Resources Ltd. 6.125%, 8/9/24 (m)	400,000	299,536

		2,161,359

Total Materials		5,704,617

Real Estate (1.0%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	686,679

Health Care REITs (0.0%)†
Sabra Health Care LP (REIT) 3.200%, 12/1/31	70,000	51,965

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31	480,000	377,146
Park Intermediate Holdings LLC (REIT) 4.875%, 5/15/29 (x)§	215,000	185,197

		562,343

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT) 3.000%, 5/18/51	300,000	183,079
5.150%, 4/15/53	70,000	62,643
Corporate Office Properties LP (REIT) 2.900%, 12/1/33	295,000	202,570

		448,292

Real Estate Management & Development (0.0%)†
Realogy Group LLC 5.250%, 4/15/30§	110,000	77,000

Residential REITs (0.1%)
Invitation Homes Operating Partnership LP (REIT) 2.700%, 1/15/34	320,000	241,653

Retail REITs (0.0%)†
Agree LP (REIT) 2.600%, 6/15/33	135,000	103,327

Specialized REITs (0.6%)
American Tower Corp. (REIT) 3.375%, 10/15/26	700,000	652,693
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	300,000	284,669
3.650%, 9/1/27	959,000	895,899
3.800%, 2/15/28	85,000	79,151
2.250%, 1/15/31	200,000	162,896
Equinix, Inc. (REIT) 1.800%, 7/15/27 (x)	390,000	337,725
2.150%, 7/15/30	750,000	603,750
Iron Mountain, Inc. (REIT) 7.000%, 2/15/29§	235,000	235,517
4.500%, 2/15/31§	100,000	85,925

		3,338,225

Total Real Estate		5,509,484

Utilities (3.8%)
Electric Utilities (2.8%)
Adani Electricity Mumbai Ltd. 3.949%, 2/12/30 (m)	200,000	149,358
3.867%, 7/22/31 (m)	200,000	141,358
Adani Transmission Step-One Ltd. 4.000%, 8/3/26 (m)	200,000	175,100
AEP Transmission Co. LLC 5.400%, 3/15/53	70,000	71,636
AES Espana BV 5.700%, 5/4/28§	400,000	357,736
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	1,000,000	769,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Carolinas LLC 2.850%, 3/15/32	$60,000	$50,926
Duke Energy Corp. 3.150%, 8/15/27	300,000	276,555
4.300%, 3/15/28	110,000	105,214
3.950%, 8/15/47	465,000	359,948
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	308,074
Entergy Corp. 2.800%, 6/15/30	200,000	169,516
Exelon Corp. 5.150%, 3/15/28	215,000	213,273
4.050%, 4/15/30	750,000	699,705
4.100%, 3/15/52	105,000	82,859
Fenix Power Peru SA 4.317%, 9/20/27 (m)	423,529	398,473
Georgia Power Co.
Series A 2 .200%, 9/15/24	340,000	324,763
3.250%, 3/15/51	910,000	635,327
Inkia Energy Ltd. 5.875%, 11/9/27 (m)	437,000	415,001
ITC Holdings Corp. 3.250%, 6/30/26	600,000	566,103
5.400%, 6/1/33§	250,000	247,135
JSW Hydro Energy Ltd. 4.125%, 5/18/31§	168,000	141,416
Korea East-West Power Co. Ltd. 1.750%, 5/6/25 (m)	600,000	558,810
Korea Electric Power Corp. 1.125%, 6/15/25§	300,000	275,292
LLPL Capital Pte. Ltd. 6.875%, 2/4/39 (m)	661,680	595,969
Mercury Chile Holdco LLC 6.500%, 1/24/27§	800,000	726,000
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	131,562	126,255
Minejesa Capital BV 5.625%, 8/10/37 (m)	900,000	705,447
Mong Duong Finance Holdings BV 5.125%, 5/7/29 (m)	250,000	219,297
Monongahela Power Co. 5.400%, 12/15/43§	255,000	246,032
NextEra Energy Capital Holdings, Inc. 4.255%, 9/1/24	330,000	324,403
2.250%, 6/1/30	500,000	415,529
Northern States Power Co. 5.100%, 5/15/53	145,000	141,933
NRG Energy, Inc. 2.000%, 12/2/25§	240,000	213,792
3.625%, 2/15/31 (x)§	180,000	139,500
Oncor Electric Delivery Co. LLC 4.950%, 9/15/52§	255,000	243,635
Pacific Gas and Electric Co. 6.100%, 1/15/29	365,000	358,894
2.500%, 2/1/31	430,000	335,282
Southern Co. (The)
Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)	280,000	233,238
Series A 3.700%, 4/30/30	500,000	457,722
Southwestern Electric Power Co. 3.250%, 11/1/51	245,000	163,073
TNB Global Ventures Capital Bhd. 3.244%, 10/19/26 (m)	200,000	184,570
Transelec SA 3.875%, 1/12/29 (m)	500,000	456,235
Virginia Electric and Power Co.
Series A 3.500%, 3/15/27	300,000	283,629
Series B 3.750%, 5/15/27	115,000	110,124
Xcel Energy, Inc. 3.300%, 6/1/25	750,000	716,020

		14,889,857

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	760,000	591,192
Ferrellgas LP 5.375%, 4/1/26 (x)§	105,000	96,731
Suburban Propane Partners LP 5.000%, 6/1/31§	220,000	184,250
Superior Plus LP 4.500%, 3/15/29§	250,000	218,375

		1,090,548

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp. 4.625%, 2/1/29§	105,000	89,250
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	474,630
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	208,600	185,654

		749,534

Multi-Utilities (0.7%)
Ameren Corp. 3.650%, 2/15/26	550,000	523,475
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	300,000	267,819
DTE Energy Co. 4.220%, 11/1/24 (e)	310,000	303,223
2.850%, 10/1/26	300,000	275,762
4.875%, 6/1/28	720,000	703,855
2.950%, 3/1/30	300,000	259,391
Empresas Publicas de Medellin ESP 4.250%, 7/18/29 (m)	400,000	314,380
4.375%, 2/15/31 (m)	400,000	299,516
NiSource, Inc. 3.490%, 5/15/27	500,000	469,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
San Diego Gas & Electric Co. 5.350%, 4/1/53	$105,000	$103,643

		3,520,329

Total Utilities		20,250,268

Total Corporate Bonds		124,592,675

Foreign Government Securities (1.1%)
Banco Latinoamericano SA 2.375%, 9/14/25 (m)	500,000	463,405
Kingdom of Saudi Arabia 2.250%, 2/2/33 (m)	700,000	563,304
Republic of Chile 3.100%, 5/7/41	200,000	149,996
3.500%, 1/25/50	400,000	299,820
Republic of Colombia 4.125%, 5/15/51	850,000	507,093
Republic of Indonesia 3.700%, 10/30/49 (x)	400,000	316,384
Republic of Panama 2.252%, 9/29/32	400,000	305,456
4.300%, 4/29/53	200,000	148,420
4.500%, 4/1/56	200,000	148,960
3.870%, 7/23/60	600,000	394,632
Republic of South Africa 4.300%, 10/12/28	300,000	264,813
United Mexican States 3.750%, 1/11/28	1,040,000	990,434
2.659%, 5/24/31	700,000	580,825
6.338%, 5/4/53	786,000	800,148

Total Foreign Government Securities		5,933,690

Mortgage-Backed Securities (12.7%)
FHLMC 2.500%, 1/1/43	247,191	214,798
3.000%, 7/1/45	194,346	175,504
3.000%, 8/1/45	310,999	280,169
3.000%, 4/1/47	861,938	771,643
4.000%, 4/1/47	482,089	460,074
4.000%, 10/1/48	177,131	168,482
FHLMC UMBS 3.000%, 4/1/47	853,756	766,877
2.000%, 9/1/51	3,824,304	3,161,116
4.000%, 6/1/52	2,810,855	2,639,439
4.500%, 9/1/52	4,713,030	4,529,901
4.000%, 11/1/52	3,144,321	2,950,603
FNMA 2.460%, 4/1/32	2,157,590	1,840,276
3.000%, 4/1/45	103,981	92,652
3.000%, 10/1/46	246,822	218,929
2.225%, 12/1/50	3,370,767	2,312,703
FNMA UMBS 3.000%, 3/1/43	968,513	866,022
3.000%, 9/1/46	567,286	508,318
3.000%, 10/1/46	1,781,118	1,595,974
3.000%, 12/1/46	1,225,887	1,096,159
3.500%, 12/1/46	1,058,636	981,703
3.000%, 2/1/47	1,910,642	1,708,452
3.000%, 12/1/48	2,398,284	2,148,987
4.000%, 5/1/49	3,188,055	3,033,985
3.500%, 11/1/50	3,315,606	3,045,642
2.000%, 2/1/51	7,416,270	6,130,185
2.500%, 5/1/51	5,430,680	4,612,955
3.500%, 7/1/51	3,357,935	3,086,885
2.500%, 12/1/51	2,453,580	2,079,532
4.000%, 7/1/52	2,181,177	2,047,479
5.000%, 7/1/52	1,846,792	1,813,657
4.500%, 10/1/52	4,103,242	3,943,807
GNMA 2.500%, 10/20/51	4,050,277	3,470,974
2.500%, 11/20/51	2,857,185	2,448,528
3.000%, 4/20/52	3,467,595	3,083,894

Total Mortgage-Backed Securities		68,286,304

Municipal Bond (0.0%)†
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	150,000	188,970

Total Municipal Bond		188,970

U.S. Treasury Obligations (23.8%)
U.S. Treasury Bonds 3.875%, 5/15/43	3,720,000	3,625,233
3.625%, 5/15/53	76,460,000	73,393,358
U.S. Treasury Notes 4.500%, 11/30/24	7,000,000	6,925,468
4.625%, 2/28/25	540,000	535,776
4.625%, 6/30/25	260,000	258,779
3.750%, 4/15/26	565,000	552,859
3.625%, 5/15/26	550,000	536,508
3.625%, 3/31/28	525,000	512,593
3.500%, 4/30/28	4,400,000	4,273,378
4.000%, 6/30/28	520,000	517,000
3.625%, 3/31/30	365,000	356,897
3.750%, 6/30/30	320,000	315,641
3.375%, 5/15/33	37,835,000	36,469,576

Total U.S. Treasury Obligations		128,273,066

Total Long-Term Debt Securities (93.0%) (Cost $559,224,118)		500,614,574

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund , Class I‡	533,930	4,784,015
DoubleLine Global Bond Fund , Class I‡	431,290	3,592,644

Total Investment Companies (1.6%) (Cost $9,785,319)		8,376,659

SHORT-TERM INVESTMENTS:
Investment Company (4.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	22,774,602	22,779,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.6%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $3,032,735, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $3,093,389. (xx)	$3,031,464	$3,031,464

U.S. Treasury Obligation (0.0%)†
U.S. Treasury Bills 3.63%, 7/11/23 (p)	85,000	84,906

Total Short-Term Investments (4.8%) (Cost $25,899,435)		25,895,526

Total Investments in Securities (99.4%) (Cost $594,908,872)		534,886,759
Other Assets Less Liabilities (0.6%)		3,191,491

Net Assets (100%)		$538,078,250

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $140,061,404 or 26.0% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $21,406,178 or 4.0% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,973,793. This was collateralized by cash of $3,031,464 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

Glossary:

CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	0.6%
Belgium	0.1
Bermuda	0.1
Brazil	0.7
Canada	0.7
Cayman Islands	6.4
Chile	0.7
China	0.2
Colombia	0.5
Dominican Republic	0.1
France	0.2
Germany	0.1
Guatemala	0.2
India	0.6
Indonesia	0.3
Ireland	0.1
Israel	0.1
Jamaica	0.0	#
Japan	0.1
Kuwait	0.0	#
Malaysia	0.0	#
Mexico	0.6
Panama	0.6
Paraguay	0.2
Peru	0.6
Saudi Arabia	0.2
Singapore	0.1
South Africa	0.1
South Korea	0.4
Taiwan	0.1
United Arab Emirates	0.3
United Kingdom	0.6
United States	83.8
Vietnam	0.0	#
Cash and Other	0.6

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	4,735,961	—	—	—	48,054	4,784,015	198,669	—
DoubleLine Global Bond Fund, Class I	431,290	3,558,141	—	—	—	34,503	3,592,644	—	—

Total		8,294,102	—	—	—	82,557	8,376,659	198,669	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$75,929,753	$—	$75,929,753
Collateralized Mortgage Obligations	—	66,709,469	—	66,709,469
Commercial Mortgage-Backed Securities	—	30,696,728	—	30,696,728
Convertible Bond
Communication Services	—	3,919	—	3,919
Corporate Bonds
Communication Services	—	10,217,035	—	10,217,035
Consumer Discretionary	—	8,074,363	—	8,074,363
Consumer Staples	—	5,808,117	—	5,808,117
Energy	—	15,369,631	—	15,369,631
Financials	—	27,608,824	—	27,608,824
Health Care	—	7,998,109	—	7,998,109
Industrials	—	11,920,679	—	11,920,679
Information Technology	—	6,131,548	—	6,131,548
Materials	—	5,704,617	—	5,704,617
Real Estate	—	5,509,484	—	5,509,484
Utilities	—	20,250,268	—	20,250,268
Foreign Government Securities	—	5,933,690	—	5,933,690
Investment Companies	8,376,659	—	—	8,376,659
Mortgage-Backed Securities	—	68,286,304	—	68,286,304
Municipal Bond	—	188,970	—	188,970
Short-Term Investments
Investment Company	22,779,156	—	—	22,779,156
Repurchase Agreement	—	3,031,464	—	3,031,464
U.S. Treasury Obligation	—	84,906	—	84,906
U.S. Treasury Obligations	—	128,273,066	—	128,273,066

Total Assets	$31,155,815	$503,730,944	$—	$534,886,759

Total Liabilities	$—	$—	$—	$—

Total	$31,155,815	$503,730,944	$—	$534,886,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,924,020
Long-term U.S. government debt securities	254,553,376

$308,477,396

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$47,749,483
Long-term U.S. government debt securities	226,887,590

$274,637,073

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,074,549
Aggregate gross unrealized depreciation	(62,405,850)

Net unrealized depreciation	$(61,331,301)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$596,218,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,785,319)	$8,376,659
Unaffiliated Issuers (Cost $582,092,089)	523,478,636
Repurchase Agreements (Cost $3,031,464)	3,031,464
Cash	4,395,029
Foreign cash (Cost $10)	10
Dividends, interest and other receivables	3,674,958
Receivable for securities sold	3,430,640
Receivable for Portfolio shares sold	82,314
Securities lending income receivable	14,692
Other assets	7,399

Total assets	546,491,801

LIABILITIES
Payable for securities purchased	4,830,201
Payable for return of collateral on securities loaned	3,031,464
Investment management fees payable	216,769
Payable for Portfolio shares repurchased	173,492
Administrative fees payable	40,776
Distribution fees payable – Class IB	13,692
Accrued expenses	107,157

Total liabilities	8,413,551

NET ASSETS	$538,078,250

Net assets were comprised of:
Paid in capital	$625,771,676
Total distributable earnings (loss)	(87,693,426)

Net assets	$538,078,250

Class IB
Net asset value, offering and redemption price per share, $67,065,500 / 7,743,029 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

Class K
Net asset value, offering and redemption price per share, $471,012,750 / 54,293,515 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.68

(x)	Includes value of securities on loan of $2,973,793.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$11,662,905
Dividends ($198,669 of dividend income received from affiliates)	877,161
Securities lending (net)	31,057

Total income	12,571,123

EXPENSES
Investment management fees	1,583,909
Administrative fees	247,912
Distribution fees – Class IB	81,090
Professional fees	46,260
Printing and mailing expenses	19,396
Custodian fees	16,196
Trustees’ fees	8,119
Miscellaneous	36,617

Gross expenses	2,039,499
Less: Waiver from investment manage	(270,227)

Net expenses	1,769,272

NET INVESTMENT INCOME (LOSS)	10,801,851

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(15,991,320)
Net change in unrealized appreciation (depreciation) on investments in securities ($82,557 of change in unrealized appreciation (depreciation) from affiliates)	20,374,846

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,383,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,185,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,801,851	$16,491,704
Net realized gain (loss)	(15,991,320)	(20,040,967)
Net change in a unrealized appreciation (depreciation)	20,374,846	(78,127,210)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,185,377	(81,676,473)

Distributions to shareholders:
Class IB	—	(1,946,560)
Class K	—	(16,626,182)

Total distributions to shareholders	—	(18,572,742)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,255,046 and 1,268,872 shares, respectively ]	10,806,749	11,536,398
Capital shares issued in reinvestment of dividends and distributions [ 0 and 226,394 shares, respectively ]	—	1,946,560
Capital shares repurchased [ (491,532) and (942,690) shares, respectively]	(4,255,256)	(8,610,436)

Total Class IB transactions	6,551,493	4,872,522

Class K
Capital shares sold [ 2,917,156 and 2,608,368 shares, respectively ]	25,326,643	23,451,520
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,933,130 shares, respectively ]	—	16,626,182
Capital shares repurchased [ (3,088,512) and (7,528,764) shares, respectively]	(26,723,984)	(69,552,898)

Total Class K transactions	(1,397,341)	(29,475,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,154,152	(24,602,674)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,339,529	(124,851,889)
NET ASSETS:
Beginning of period	517,738,721	642,590,610

End of period	$538,078,250	$517,738,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.42		$10.06	$10.31		$10.13		$9.64		$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.25	0.18		0.23		0.31		0.27
Net realized and unrealized gain (loss)	0.07		(1.60)	(0.22)		0.20		0.48		(0.37)

Total from investment operations	0.24		(1.35)	(0.04)		0.43		0.79		(0.10)

Less distributions:
Dividends from net investment income	—		(0.28)	(0.20)		(0.22)		(0.30)		(0.29)
Distributions from net realized gains	—		(0.01)	(0.01)		(0.03)		—		—

Total dividends and distributions	—		(0.29)	(0.21)		(0.25)		(0.30)		(0.29)

Net asset value, end of period	$8.66		$8.42	$10.06		$10.31		$10.13		$9.64

Total return (b)	2.85%		(13.46)%	(0.36)%		4.26%		8.18%		(0.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,065		$58,792	$64,627		$57,987		$47,029		$34,500
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89%		0.89%	0.92	%(j)	0.94	%(k)	0.96	%(m)	0.98	%(n)
Before waivers (a)(f)	0.99%		0.99%	0.98%		1.00%		1.00%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.87%		2.74%	1.78%		2.25%		3.06%		2.74%
Before waivers (a)(f)	3.77%		2.64%	1.72%		2.20%		3.03%		2.73%
Portfolio turnover rate^	55	%(z)	116%	156%		122%		57%		62%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.43		$10.06	$10.32		$10.13		$9.65		$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.27	0.21		0.26		0.34		0.30
Net realized and unrealized gain (loss)	0.07		(1.59)	(0.23)		0.21		0.46		(0.36)

Total from investment operations	0.25		(1.32)	(0.02)		0.47		0.80		(0.06)

Less distributions:
Dividends from net investment income	—		(0.30)	(0.23)		(0.25)		(0.32)		(0.32)
Distributions from net realized gains	—		(0.01)	(0.01)		(0.03)		—		—

Total dividends and distributions	—		(0.31)	(0.24)		(0.28)		(0.32)		(0.32)

Net asset value, end of period	$8.68		$8.43	$10.06		$10.32		$10.13		$9.65

Total return (b)	2.97%		(13.14)%	(0.23)%		4.61%		8.33%		(0.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$471,013		$458,947	$577,963		$548,662		$428,345		$297,879
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.64%	0.67	%(j)	0.69	%(k)	0.71	%(m)	0.73	%(n)
Before waivers (a)(f)	0.74%		0.74%	0.73%		0.75%		0.75%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.12%		2.97%	2.04%		2.50%		3.32%		2.98%
Before waivers (a)(f)	4.02%		2.87%	1.97%		2.44%		3.28%		2.96%
Portfolio turnover rate^	55	%(z)	116%	156%		122%		57%		62%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB and 0.69% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class IB and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Health Care	24.2%
Financials	20.0
Consumer Staples	12.6
Energy	11.2
Industrials	11.0
Materials	8.4
Utilities	5.3
Information Technology	3.1
Communication Services	2.4
Real Estate	1.0
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$985.90	$4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	988.00	4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	987.90	3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Media (2.4%)
Comcast Corp., Class A	278,649	$11,577,866

Total Communication Services		11,577,866

Consumer Staples (12.6%)
Beverages (5.4%)
Coca-Cola Europacific Partners plc	259,226	16,701,931
Molson Coors Beverage Co., Class B	149,832	9,864,939

		26,566,870

Food Products (0.5%)
Tyson Foods, Inc., Class A	48,095	2,454,769

Household Products (1.9%)
Procter & Gamble Co. (The)	62,957	9,553,095

Tobacco (4.8%)
Philip Morris International, Inc.	239,903	23,419,331

Total Consumer Staples		61,994,065

Energy (11.2%)
Oil, Gas & Consumable Fuels (11.2%)
Enbridge, Inc.	384,243	14,274,627
Hess Corp.	117,537	15,979,155
Phillips 66	172,846	16,486,052
Plains GP Holdings LP, Class A	549,069	8,142,693

Total Energy		54,882,527

Financials (20.0%)
Banks (10.6%)
JPMorgan Chase & Co.	117,181	17,042,805
M&T Bank Corp.	64,058	7,927,818
US Bancorp	273,953	9,051,407
Wells Fargo & Co.	414,514	17,691,457

		51,713,487

Capital Markets (2.1%)
Northern Trust Corp.	139,068	10,310,502

Financial Services (1.5%)
Fidelity National Information Services, Inc.	136,159	7,447,897

Insurance (5.8%)
Allstate Corp. (The)	138,276	15,077,615
Chubb Ltd.	70,567	13,588,382

		28,665,997

Total Financials		98,137,883

Health Care (24.2%)
Health Care Equipment & Supplies (4.7%)
Becton Dickinson & Co.	27,285	7,203,513
Medtronic plc	182,846	16,108,732

		23,312,245

Health Care Providers & Services (11.5%)
Cigna Group (The)	71,931	20,183,839
CVS Health Corp.	208,741	14,430,265
Humana, Inc.	11,271	5,039,602
UnitedHealth Group, Inc.	34,618	16,638,796

		56,292,502

Pharmaceuticals (8.0%)
Johnson & Johnson	78,038	12,916,850
Merck & Co., Inc.	179,904	20,759,122
Perrigo Co. plc	162,578	5,519,523

		39,195,495

Total Health Care		118,800,242

Industrials (11.0%)
Aerospace & Defense (5.8%)
General Dynamics Corp.	56,397	12,133,814
Raytheon Technologies Corp.	166,807	16,340,414

		28,474,228

Machinery (5.2%)
Deere & Co.	18,326	7,425,512
Stanley Black & Decker, Inc.	190,929	17,891,957

		25,317,469

Total Industrials		53,791,697

Information Technology (3.1%)
Software (3.1%)
Oracle Corp.	127,952	15,237,804

Total Information Technology		15,237,804

Materials (8.4%)
Chemicals (8.4%)
Air Products and Chemicals, Inc.	65,253	19,545,231
DuPont de Nemours, Inc.	185,327	13,239,761
International Flavors & Fragrances, Inc.	104,781	8,339,520

Total Materials		41,124,512

Real Estate (1.0%)
Office REITs (1.0%)
Corporate Office Properties Trust (REIT)	199,763	4,744,371

Total Real Estate		4,744,371

Utilities (5.3%)
Electric Utilities (5.3%)
Entergy Corp.	143,224	13,945,721
Pinnacle West Capital Corp.	145,366	11,841,514

Total Utilities		25,787,235

Total Investments in Securities (99.2%) (Cost $415,383,404)		486,078,202
Other Assets Less Liabilities (0.8%)		3,820,326

Net Assets (100%)		$489,898,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,577,866	$—	$—	$11,577,866
Consumer Staples	61,994,065	—	—	61,994,065
Energy	54,882,527	—	—	54,882,527
Financials	98,137,883	—	—	98,137,883
Health Care	118,800,242	—	—	118,800,242
Industrials	53,791,697	—	—	53,791,697
Information Technology	15,237,804	—	—	15,237,804
Materials	41,124,512	—	—	41,124,512
Real Estate	4,744,371	—	—	4,744,371
Utilities	25,787,235	—	—	25,787,235

Total Assets	$486,078,202	$—	$—	$486,078,202

Total Liabilities	$—	$—	$—	$—

Total	$486,078,202	$—	$—	$486,078,202

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$48,294,052
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$68,462,516

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,673,104
Aggregate gross unrealized depreciation	(27,859,531)

Net unrealized appreciation	$71,813,573

Federal income tax cost of investments in securities and derivative instruments, if applicable	$414,264,629

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $415,383,404)	$486,078,202
Cash	1,176,916
Receivable for securities sold	4,378,789
Dividends, interest and other receivables	1,286,013
Receivable for Portfolio shares sold	97,359
Securities lending income receivable	204
Other assets	5,621

Total assets	493,023,104

LIABILITIES
Payable for securities purchased	2,438,763
Payable for Portfolio shares repurchased	329,689
Investment management fees payable	226,441
Administrative fees payable	37,096
Distribution fees payable – Class IB	34,438
Distribution fees payable – Class IA	5,829
Accrued expenses	52,320

Total liabilities	3,124,576

NET ASSETS	$489,898,528

Net assets were comprised of:
Paid in capital	$394,668,064
Total distributable earnings (loss)	95,230,464

Net assets	$489,898,528

Class IA
Net asset value, offering and redemption price per share, $28,635,602 / 5,851,482 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.89

Class IB
Net asset value, offering and redemption price per share, $170,459,778 / 34,526,597 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.94

Class K
Net asset value, offering and redemption price per share, $290,803,148 / 59,300,392 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $81,224 foreign withholding tax)	$7,212,955
Interest	71,313
Securities lending (net)	20,675

Total income	7,304,943

EXPENSES
Investment management fees	1,849,180
Administrative fees	231,563
Distribution fees – Class IB	212,602
Distribution fees – Class IA	36,772
Professional fees	34,907
Custodian fees	22,116
Printing and mailing expenses	18,547
Trustees’ fees	7,816
Miscellaneous	5,546

Gross expenses	2,419,049
Less: Waiver from investment manager	(444,015)

Net expenses	1,975,034

NET INVESTMENT INCOME (LOSS)	5,329,909

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	11,916,165
Net change in unrealized appreciation (depreciation) on investments in securities	(24,074,446)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,158,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,828,372)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,329,909	$9,514,939
Net realized gain (loss)	11,916,165	48,092,082
Net change in unrealized appreciation (depreciation)	(24,074,446)	(41,630,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,828,372)	15,976,221

Distributions to shareholders:
Class IA	—	(2,247,896)
Class IB	—	(12,726,184)
Class K	—	(23,210,400)

Total distributions to shareholders	—	(38,184,480)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 219,338 and 824,750 shares, respectively ]	1,079,575	4,162,683
Capital shares issued in reinvestment of dividends [ 0 and 450,706 shares, respectively ]	—	2,247,896
Capital shares repurchased [ (661,239) and (1,297,386) shares, respectively]	(3,185,448)	(6,691,688)

Total Class IA transactions	(2,105,873)	(281,109)

Class IB
Capital shares sold [ 1,272,108 and 3,343,224 shares, respectively ]	6,229,548	17,329,231
Capital shares issued in reinvestment of dividends [ 0 and 2,529,230 shares, respectively ]	—	12,726,184
Capital shares repurchased [ (2,470,658) and (4,465,428) shares, respectively]	(12,062,688)	(23,035,670)

Total Class IB transactions	(5,833,140)	7,019,745

Class K
Capital shares sold [ 202,508 and 694,782 shares, respectively ]	993,326	3,557,685
Capital shares issued in reinvestment of dividends [ 0 and 4,650,376 shares, respectively ]	—	23,210,400
Capital shares repurchased [ (3,935,713) and (14,915,907) shares, respectively]	(19,079,580)	(76,843,013)

Total Class K transactions	(18,086,254)	(50,074,928)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,025,267)	(43,336,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,853,639)	(65,544,551)
NET ASSETS:
Beginning of period	522,752,167	588,296,718

End of period	$489,898,528	$522,752,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$4.96		$5.18	$4.16	$4.45	$3.71	$6.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.08	0.07	0.07	0.09	0.11
Net realized and unrealized gain (loss)	(0.12)		0.09	1.03	(0.27)	0.81	(0.72)

Total from investment operations	(0.07)		0.17	1.10	(0.20)	0.90	(0.61)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.08)	(0.08)	(0.10)	(0.12)
Distributions from net realized gains	—		(0.29)	—	(0.01)	(0.06)	(1.65)
Return of capital	—		—	—	— #	—	—

Total dividends and distributions	—		(0.39)	(0.08)	(0.09)	(0.16)	(1.77)

Net asset value, end of period	$4.89		$4.96	$5.18	$4.16	$4.45	$3.71

Total return (b)	(1.41)%		3.11%	26.35%	(4.55)%	24.30%	(11.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,636		$31,207	$32,714	$27,913	$35,150	$33,493
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.95%	0.99%
Before waivers (a)(f)	1.13%		1.13%	1.12%	1.14%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.01%		1.62%	1.40%	1.94%	2.17%	1.89%
Before waivers (a)(f)	1.83%		1.44%	1.23%	1.75%	1.98%	1.75%
Portfolio turnover rate^	10	%(z)	20%	28%	39%	56%	106%*

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$5.00		$5.22	$4.19	$4.48	$3.74	$6.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.08	0.07	0.07	0.09	0.11
Net realized and unrealized gain (loss)	(0.11)		0.09	1.04	(0.27)	0.81	(0.72)

Total from investment operations	(0.06)		0.17	1.11	(0.20)	0.90	(0.61)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.08)	(0.08)	(0.10)	(0.12)
Distributions from net realized gains	—		(0.29)	—	(0.01)	(0.06)	(1.65)
Return of capital	—		—	—	— #	—	—

Total dividends and distributions	—		(0.39)	(0.08)	(0.09)	(0.16)	(1.77)

Net asset value, end of period	$4.94		$5.00	$5.22	$4.19	$4.48	$3.74

Total return (b)	(1.20)%		3.09%	26.40%	(4.52)%	24.10%	(11.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$170,460		$178,719	$179,232	$151,452	$166,132	$144,780
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.95%	0.99%
Before waivers (a)(f)	1.13%		1.13%	1.12%	1.14%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.02%		1.62%	1.41%	1.93%	2.17%	1.89%
Before waivers (a)(f)	1.84%		1.45%	1.24%	1.74%	1.99%	1.75%
Portfolio turnover rate^	10	%(z)	20%	28%	39%	56%	106%*

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$4.96		$5.18	$4.16	$4.45	$3.71	$6.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.09	0.08	0.08	0.10	0.13
Net realized and unrealized gain (loss)	(0.11)		0.09	1.03	(0.27)	0.81	(0.72)

Total from investment operations	(0.06)		0.18	1.11	(0.19)	0.91	(0.59)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.09)	(0.09)	(0.11)	(0.14)
Distributions from net realized gains	—		(0.29)	—	(0.01)	(0.06)	(1.65)
Return of capital	—		—	—	— #	—	—

Total dividends and distributions	—		(0.40)	(0.09)	(0.10)	(0.17)	(1.79)

Net asset value, end of period	$4.90		$4.96	$5.18	$4.16	$4.45	$3.71

Total return (b)	(1.21)%		3.36%	26.62%	(4.33)%	24.59%	(11.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$290,803		$312,826	$376,351	$346,259	$337,568	$342,603
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.70%	0.70%	0.70%	0.74%
Before waivers (a)(f)	0.88%		0.88%	0.87%	0.89%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.26%		1.85%	1.65%	2.17%	2.42%	2.14%
Before waivers (a)(f)	2.08%		1.67%	1.48%	1.99%	2.24%	2.00%
Portfolio turnover rate^	10	%(z)	20%	28%	39%	56%	106%*
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 31%.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Investment Company	28.9%
Communication Services	13.3
Industrials	12.0
Utilities	8.5
Health Care	6.8
Information Technology	6.0
Materials	5.6
Consumer Discretionary	5.4
Financials	3.6
Repurchase Agreements	1.4
Real Estate	0.7
Energy	0.5
Consumer Staples	0.4
Cash and Other	6.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,036.80	$6.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class IB
Actual	1,000.00	1,036.20	6.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,038.10	5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.3%)
Diversified Telecommunication Services (1.6%)
Altaba, Inc. (x)*	102,200	$239,148
Koninklijke KPN NV	90,000	321,290
Liberty Global plc, Class A*	40,000	674,400
Liberty Global plc, Class C*	11,000	195,470
Lumen Technologies, Inc. (x)	20,000	45,200
Telesat Corp.*	125,000	1,177,500

		2,653,008

Entertainment (4.1%)
Activision Blizzard, Inc.*	7,700	649,110
Liberty Media Corp.-Liberty Braves, Class A*	86,000	3,519,120
Madison Square Garden Sports Corp.	10,700	2,012,135
Rovio Entertainment OYJ (m)	15,000	149,410
Sciplay Corp., Class A*	30,000	590,400
World Wrestling Entertainment, Inc., Class A	200	21,694

		6,941,869

Media (5.5%)
Beasley Broadcast Group, Inc., Class A*	50,000	51,000
Clear Channel Outdoor Holdings, Inc. (x)*	350,000	479,500
DallasNews Corp. (x)	35,290	137,278
DISH Network Corp., Class A*	107,600	709,084
EW Scripps Co. (The), Class A*	70,000	640,500
Fox Corp., Class B	70,000	2,232,300
Lee Enterprises, Inc. (x)*	27,000	363,690
TEGNA, Inc.	115,000	1,867,600
Telenet Group Holding NV	122,000	2,746,123

		9,227,075

Wireless Telecommunication Services (2.1%)
Millicom International Cellular SA (x)*	90,000	1,371,600
Orange Belgium SA*	26,500	401,903
Telephone and Data Systems, Inc.	40,400	332,492
United States Cellular Corp.*	88,000	1,551,440

		3,657,435

Total Communication Services		22,479,387

Consumer Discretionary (5.4%)
Distributors (0.2%)
Uni-Select, Inc.*	10,000	355,161

Hotels, Restaurants & Leisure (0.1%)
Entain plc	10,000	162,402
NEOGAMES SA*	2,000	52,240
Playtech plc*	6,000	44,959

		259,601

Household Durables (4.4%)
iRobot Corp.*	34,000	1,538,500
Lennar Corp., Class B	32,000	3,615,360
Nobility Homes, Inc.	16,500	494,175
Sony Group Corp. (ADR)	19,000	1,710,760

		7,358,795

Specialty Retail (0.7%)
Franchise Group, Inc. (x)	3,000	85,920
Lookers plc	7,000	10,652
Sportsman’s Warehouse Holdings, Inc.*	105,000	598,500
Valvoline, Inc.	11,000	412,610
Yamada Holdings Co. Ltd.	12,400	36,532

		1,144,214

Total Consumer Discretionary		9,117,771

Consumer Staples (0.4%)
Consumer Staples Distribution & Retail (0.4%)
Albertsons Cos., Inc., Class A	28,000	610,960
GrainCorp Ltd., Class A (x)	6,000	31,447

		642,407

Food Products (0.0%)†
United Malt Group Ltd.*	10,000	29,343

Total Consumer Staples		671,750

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Alvopetro Energy Ltd. (x)	88,200	703,070
Gulf Coast Ultra Deep Royalty Trust	550,000	8,608
PDC Energy, Inc.	2,000	142,280

Total Energy		853,958

Financials (3.5%)
Banks (1.9%)
Cadence Bank	14,500	284,780
Cincinnati Bancorp, Inc.*	1,000	13,500
First Horizon Corp.	70,000	788,900
Flushing Financial Corp.	105,000	1,290,450
Horizon Bancorp, Inc.	11,000	114,510
SouthState Corp.	1,200	78,960
Synovus Financial Corp.	6,000	181,500
Webster Financial Corp.	9,500	358,625

		3,111,225

Capital Markets (0.8%)
BKF Capital Group, Inc.*	2,434	36,510
Focus Financial Partners, Inc., Class A*	17,000	892,670
Greenhill & Co., Inc.	31,853	466,647
Numis Corp. plc	2,500	10,559

		1,406,386

Financial Services (0.0%)†
CNFinance Holdings Ltd. (ADR) (x)*	1,765	5,157
Home Point Capital, Inc.*	2,000	4,640

		9,797

Insurance (0.8%)
Argo Group International Holdings Ltd.	44,000	1,302,840
Fanhua, Inc. (ADR) (x)*	7,500	62,325
Topdanmark A/S	1,000	49,185

		1,414,350

Total Financials		5,941,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.7%)
Biotechnology (4.4%)
Biohaven Ltd.*	11,000	$263,120
Chinook Therapeutics, Inc.*	29,000	1,114,180
Grifols SA (ADR)*	24,000	219,840
Horizon Therapeutics plc*	16,000	1,645,600
Idorsia Ltd.(x)*	12,000	86,623
IVERIC bio, Inc.*	25,000	983,500
Seagen, Inc.*	16,000	3,079,360
Sigilon Therapeutics, Inc.*	100	2,251
VectivBio Holding AG*	1,000	16,870

		7,411,344

Health Care Equipment & Supplies (0.3%)
Bioventus, Inc., Class A*	3,000	8,670
ICU Medical, Inc.*	500	89,095
Innocoll Holdings Ltd. (r)(x)*	125,000	—
NuVasive, Inc.*	4,000	166,360
QuidelOrtho Corp.*	2,500	207,150

		471,275

Health Care Providers & Services (0.4%)
Amedisys, Inc.*	7,500	685,800

Health Care Technology (0.1%)
EMIS Group plc	8,000	139,246
Teladoc Health, Inc.*	2,500	63,300

		202,546

Life Sciences Tools & Services (0.1%)
Illumina, Inc.*	200	37,498
Syneos Health, Inc.*	2,000	84,280

		121,778

Pharmaceuticals (1.4%)
Dechra Pharmaceuticals plc	200	9,370
DICE Therapeutics, Inc.*	40,000	1,858,400
TherapeuticsMD, Inc. (x)*	4,000	16,480
Viatris, Inc.	56,000	558,880

		2,443,130

Total Health Care		11,335,873

Industrials (12.0%)
Aerospace & Defense (5.6%)
Aerojet Rocketdyne Holdings, Inc.*	134,000	7,352,581
Hexcel Corp.	13,371	1,016,464
Kaman Corp.	42,000	1,021,860

		9,390,905

Building Products (0.4%)
Carrier Global Corp.	5,000	248,550
Griffon Corp.	10,000	403,000

		651,550

Ground Transportation (0.5%)
US Xpress Enterprises, Inc., Class A*	120,000	736,800

Machinery (3.9%)
CFT SpA(r)*	25,000	119,214
CIRCOR International, Inc.*	48,000	2,709,600
Crane Co.	3,500	311,920
EnPro Industries, Inc.	8,500	1,135,005
Mueller Industries, Inc.	15,500	1,352,840
Mueller Water Products, Inc., Class A	12,000	194,760
Park-Ohio Holdings Corp.	12,000	228,000
Valmet OYJ	16,384	455,895
Velan, Inc.	8,000	76,996

		6,584,230

Professional Services (0.0%)†
Applus Services SA	3,000	32,289
Ework Group AB (x)	1,441	19,686

		51,975

Trading Companies & Distributors (1.6%)
Herc Holdings, Inc.	16,200	2,216,970
Triton International Ltd.	2,000	166,520
Univar Solutions, Inc.*	10,000	358,400

		2,741,890

Total Industrials		20,157,350

Information Technology (6.0%)
Communications Equipment (0.0%)†
Digi International, Inc.*	1,200	47,268

Electronic Equipment, Instruments & Components (2.1%)
CTS Corp.	3,000	127,890
National Instruments Corp.	40,000	2,296,000
Rogers Corp.*	7,000	1,133,510

		3,557,400

Semiconductors & Semiconductor Equipment (0.0%)†
Tower Semiconductor Ltd.*	200	7,504

Software (3.7%)
Absolute Software Corp.	146,000	1,673,160
Black Knight, Inc.*	23,500	1,403,655
ESI Group*	5,000	807,931
ForgeRock, Inc., Class A (x)*	50,000	1,027,000
Gen Digital, Inc.	30,000	556,500
VMware, Inc., Class A*	5,000	718,450

		6,186,696

Technology Hardware, Storage & Peripherals (0.2%)
Diebold Nixdorf, Inc.*	100,000	5,300
Stratasys Ltd.*	17,000	301,920

		307,220

Total Information Technology		10,106,088

Materials (5.6%)
Chemicals (1.9%)
Chr Hansen Holding A/S	11,000	765,093
Diversey Holdings Ltd. (x)*	210,000	1,761,900
Mativ Holdings, Inc.	44,000	665,280

		3,192,273

Construction Materials (2.5%)
Vulcan Materials Co.	18,500	4,170,640

Containers & Packaging (0.6%)
Myers Industries, Inc.	51,000	990,930

Metals & Mining (0.6%)
Arconic Corp.*	10,000	295,800
Kinross Gold Corp.	5,960	28,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Newcrest Mining Ltd. (ADR)	20,000	$357,000
Pan American Silver Corp.	25,000	364,220
Sierra Metals, Inc.*	80,000	24,000

		1,069,453

Total Materials		9,423,296

Real Estate (0.7%)
Hotel & Resort REITs (0.6%)
Ryman Hospitality Properties, Inc. (REIT)	10,000	929,200

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	8,000	3,767

Specialized REITs (0.1%)
Life Storage, Inc. (REIT)	1,800	239,328

Total Real Estate		1,172,295

Utilities (8.5%)
Electric Utilities (3.0%)
Evergy, Inc.	18,000	1,051,560
PNM Resources, Inc.	78,000	3,517,800
Portland General Electric Co.	11,000	515,130

		5,084,490

Gas Utilities (3.7%)
National Fuel Gas Co.	50,000	2,568,000
Southwest Gas Holdings, Inc.	57,000	3,628,050

		6,196,050

Independent Power and Renewable Electricity Producers (0.2%)
Alerion Cleanpower SpA (x)	8,000	249,595

Multi-Utilities (0.9%)
Avista Corp.	40,000	1,570,800

Water Utilities (0.7%)
Severn Trent plc	36,000	1,172,778

Total Utilities		14,273,713

Total Common Stocks (62.6%)
(Cost $104,495,481)		105,533,239

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR (r)*	15,000	7,500

Total Consumer Staples		7,500

Financials (0.1%)
Financial Services (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	90,000

Total Financials		90,000

Health Care (0.1%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	21,000	10,500
Adamas Pharmaceuticals, Inc., CVR*	108,000	5,400
Akouos, Inc., CVR (r)(x)*	141,148	105,861
Albireo Pharma, Inc., CVR (r)*	3,000	6,750
Ambit Biosciences Corp., CVR (r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR (r)*	40,000	—
Epizyme, Inc., CVR (r)*	10,000	150
Radius Health, Inc., CVR (r)*	2,000	200
Tobira Therapeutics, Inc., CVR (r)(x)*	15,000	—

		154,211

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	36,750

Pharmaceuticals (0.0%)†
Amryt Pharma UK Ltd., CVR (r)*	70,000	1,050
CinCor Pharma, Inc., CVR*	4,000	12,000
Ocera Therapeutics, Inc., CVR (r)*	16,000	2,720
Opiant Pharmaceuticals, Inc., CVR (r)*	10,000	5,000

		20,770

Total Health Care		211,731

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	12,500	36,782

Total Industrials		36,782

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	650

Total Information Technology		650

Materials (0.0%)
Metals & Mining (0.0%)
Kinross Gold Corp., CVR (r)*	14,000	—

Total Materials		—

Total Rights (0.2%)
(Cost $208,680)		346,663

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (28.9%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	48,765,347	48,775,099

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $342,413, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $349,114. (xx)	$342,269	342,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $2,041,104. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		2,342,269

Total Short-Term Investments (30.3%) (Cost $51,111,462)		51,117,368

Total Investments in Securities (93.1%) (Cost $155,815,623)		156,997,270
Other Assets Less Liabilities (6.9%)		11,570,797

Net Assets (100%)		$168,568,067

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $149,410 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,651,835. This was collateralized by $385,046 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $2,342,269 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$18,621,513	$3,857,874	$—		$22,479,387
Consumer Discretionary	8,369,051	748,720	—		9,117,771
Consumer Staples	610,960	60,790	—		671,750
Energy	853,958	—	—		853,958
Financials	5,845,504	96,254	—		5,941,758
Health Care	11,100,634	235,239	—	(a)	11,335,873
Industrials	19,530,266	507,870	119,214		20,157,350
Information Technology	9,298,157	807,931	—		10,106,088
Materials	8,658,203	765,093	—		9,423,296
Real Estate	1,168,528	3,767	—		1,172,295
Utilities	12,851,340	1,422,373	—		14,273,713
Rights
Consumer Staples	—	—	7,500		7,500
Financials	—	90,000	—		90,000
Health Care	—	54,150	157,581		211,731
Industrials	—	—	36,782		36,782
Information Technology	—	650	—		650
Materials	—	—	—	(a)	—	(a)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$48,775,099	$—	$—	$48,775,099
Repurchase Agreements	—	2,342,269	—	2,342,269

Total Assets	$145,683,213	$10,992,980	$321,077	$156,997,270

Total Liabilities	$—	$—	$—	$—

Total	$145,683,213	$10,992,980	$321,077	$156,997,270

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$104,976,118
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$117,146,623

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,311,366
Aggregate gross unrealized depreciation	(19,457,867)

Net unrealized appreciation	$853,499

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,143,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $153,473,354)	$154,655,001
Repurchase Agreements (Cost $2,342,269)	2,342,269
Cash	11,832,428
Foreign cash (Cost $14,444)	14,734
Receivable for securities sold	5,541,552
Dividends, interest and other receivables	428,396
Receivable for Portfolio shares sold	379,340
Due from broker for futures variation margin	369,572
Securities lending income receivable	5,820
Other assets	1,894

Total assets	175,571,006

LIABILITIES
Payable for securities purchased	4,386,847
Payable for return of collateral on securities loaned	2,342,269
Investment management fees payable	113,532
Payable for Portfolio shares repurchased	86,196
Distribution fees payable – Class IB	27,539
Administrative fees payable	12,819
Distribution fees payable – Class IA	1,679
Accrued expenses	32,058

Total liabilities	7,002,939

NET ASSETS	$168,568,067

Net assets were comprised of:
Paid in capital	$165,659,274
Total distributable earnings (loss)	2,908,793

Net assets	$168,568,067

Class IA
Net asset value, offering and redemption price per share, $8,230,540 / 680,280 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.10

Class IB
Net asset value, offering and redemption price per share, $135,674,907 / 11,284,090 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.02

Class K
Net asset value, offering and redemption price per share, $24,662,620 / 2,012,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.26

(x)	Includes value of securities on loan of $2,651,835.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $42,470 foreign withholding tax)	$2,080,428
Interest	173,868
Securities lending (net)	37,494

Total income	2,291,790

EXPENSES
Investment management fees	756,245
Distribution fees – Class IB	169,166
Administrative fees	78,915
Professional fees	27,524
Custodian fees	25,166
Distribution fees – Class IA	10,299
Printing and mailing expenses	9,668
Trustees’ fees	2,623
Miscellaneous	1,884

Gross expenses	1,081,490
Less: Waiver from investment manager	(61,555)

Net expenses	1,019,935

NET INVESTMENT INCOME (LOSS)	1,271,855

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	695,597
Foreign currency transactions	(18,008)

Net realized gain (loss)	677,589

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,204,388
Foreign currency translations	(411)

Net change in unrealized appreciation (depreciation)	4,203,977

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,881,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,153,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,271,855	$265,149
Net realized gain (loss)	677,589	3,955,215
Net change in unrealized appreciation (depreciation)	4,203,977	(16,340,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,153,421	(12,120,100)

Distributions to shareholders:
Class IA	—	(295,065)
Class IB	—	(4,867,855)
Class K	—	(897,071)

Total distributions to shareholders	—	(6,059,991)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,797 and 48,854 shares, respectively ]	186,910	591,557
Capital shares issued in reinvestment of dividends and distributions [ 0 and 25,215 shares, respectively ]	—	295,065
Capital shares repurchased [ (61,057) and (125,788) shares, respectively]	(723,091)	(1,533,699)

Total Class IA transactions	(536,181)	(647,077)

Class IB
Capital shares sold [ 331,278 and 841,096 shares, respectively ]	3,899,633	10,188,468
Capital shares issued in reinvestment of dividends and distributions [ 0 and 418,571 shares, respectively ]	—	4,867,855
Capital shares repurchased [ (987,053) and (2,355,438) shares, respectively]	(11,620,758)	(28,315,184)

Total Class IB transactions	(7,721,125)	(13,258,861)

Class K
Capital shares sold [ 9,700 and 283,291 shares, respectively ]	116,018	3,433,705
Capital shares issued in reinvestment of dividends and distributions [ 0 and 75,609 shares, respectively ]	—	897,071
Capital shares repurchased [ (102,000) and (269,341) shares, respectively]	(1,222,363)	(3,322,575)

Total Class K transactions	(1,106,345)	1,008,201

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,363,651)	(12,897,737)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,210,230)	(31,077,828)
NET ASSETS:
Beginning of period	171,778,297	202,856,125

End of period	$168,568,067	$171,778,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021		2020		2019		2018
Net asset value, beginning of period	$11.67		$12.86	$11.95		$12.13		$11.84		$13.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.01	0.06	(4)(5)	(0.01	)(3)	0.48	(2)	0.17	(1)
Net realized and unrealized gain (loss)	0.34		(0.79)	1.30		(0.15)		0.53		(0.79)

Total from investment operations	0.43		(0.78)	1.36		(0.16)		1.01		(0.62)

Less distributions:
Dividends from net investment income	—		(0.04)	(0.09)		(0.02)		(0.51)		(0.19)
Distributions from net realized gains	—		(0.37)	(0.36)		—		(0.04)		(0.35)
Return of capital	—		—	—		—		(0.17)		—

Total dividends and distributions	—		(0.41)	(0.45)		(0.02)		(0.72)		(0.54)

Net asset value, end of period	$12.10		$11.67	$12.86		$11.95		$12.13		$11.84

Total return (b)	3.68%		(6.01)%	11.36%		(1.32)%		8.62%		(4.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,231		$8,467	$9,997		$9,860		$11,656		$11,854
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%	1.25%		1.31%		1.31%		1.31%
Before waivers (a)(f)	1.32%		1.33%	1.31%		1.32%		1.31%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.48%		0.11%	0.46	%(cc)(ii)	(0.12	)%(bb)	3.89	%(hh)	1.33	%(aa)
Before waivers (a)(f)	1.40%		0.03%	0.40	%(cc)(ii)	(0.13	)%(bb)	3.89	%(hh)	1.33	%(aa)
Portfolio turnover rate^	94	%(z)	155%	190%		213%		184%		175%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020		2019		2018
Net asset value, beginning of period	$11.60		$12.78	$11.88		$12.06		$11.77		$12.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.01	0.06	(4)(5)	(0.01	)(3)	0.49	(2)	0.17	(1)
Net realized and unrealized gain (loss)	0.33		(0.78)	1.29		(0.15)		0.52		(0.79)

Total from investment operations	0.42		(0.77)	1.35		(0.16)		1.01		(0.62)

Less distributions:
Dividends from net investment income	—		(0.04)	(0.09)		(0.02)		(0.51)		(0.19)
Distributions from net realized gains	—		(0.37)	(0.36)		—		(0.04)		(0.35)
Return of capital	—		—	—		—		(0.17)		—

Total dividends and distributions	—		(0.41)	(0.45)		(0.02)		(0.72)		(0.54)

Net asset value, end of period	$12.02		$11.60	$12.78		$11.88		$12.06		$11.77

Total return (b)	3.62%		(5.97)%	11.34%		(1.33)%		8.67%		(4.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135,675		$138,464	$166,650		$162,540		$179,897		$181,045
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%	1.25%		1.31%		1.31%		1.31%
Before waivers (a)(f)	1.32%		1.33%	1.31%		1.32%		1.31%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.48%		0.11%	0.49	%(cc)(ii)	(0.12	)%(bb)	3.96	%(hh)	1.35	%(aa)
Before waivers (a)(f)	1.40%		0.03%	0.44	%(cc)(ii)	(0.14	)%(bb)	3.96	%(hh)	1.35	%(aa)
Portfolio turnover rate^	94	%(z)	155%	190%		213%		184%		175%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020		2019		2018
Net asset value, beginning of period	$11.81		$13.01	$12.08		$12.25		$11.95		$13.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.05	0.10	(4)(5)	0.01	(3)	0.54	(2)	0.21	(1)
Net realized and unrealized gain (loss)	0.35		(0.81)	1.31		(0.13)		0.52		(0.81)

Total from investment operations	0.45		(0.76)	1.41		(0.12)		1.06		(0.60)

Less distributions:
Dividends from net investment income	—		(0.07)	(0.12)		(0.05)		(0.54)		(0.22)
Distributions from net realized gains	—		(0.37)	(0.36)		—		(0.04)		(0.35)
Return of capital	—		—	—		—		(0.18)		—

Total dividends and distributions	—		(0.44)	(0.48)		(0.05)		(0.76)		(0.57)

Net asset value, end of period	$12.26		$11.81	$13.01		$12.08		$12.25		$11.95

Total return (b)	3.81%		(5.78)%	11.65%		(1.00)%		8.89%		(4.64)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,663		$24,848	$26,209		$25,116		$20,863		$19,942
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%		1.05%		1.06%		1.05%
Before waivers (a)(f)	1.07%		1.08%	1.06%		1.07%		1.06%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.73%		0.38%	0.76	%(cc)(ii)	0.10	%(bb)	4.29	%(hh)	1.58	%(aa)
Before waivers (a)(f)	1.65%		0.30%	0.70	%(cc)(ii)	0.08	%(bb)	4.29	%(hh)	1.58	%(aa)
Portfolio turnover rate^	94	%(z)	155%	190%		213%		184%		175%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07, $0.07 and $0.11 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.05 and $0.09 for Class IA, Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05), $(0.05) and $(0.03) for Class IA, Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.02 and $0.05 for Class IA, Class IB and Class K, respectively.
(5)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04, $0.04 and $0.08 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.77% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(hh)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 3.56% lower.
(ii)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	46.0%
Consumer Discretionary	15.8
Communication Services	6.9
Materials	6.1
Consumer Staples	4.8
Utilities	4.0
Information Technology	3.9
Health Care	3.3
Financials	2.9
Real Estate	2.9
Energy	1.3
Investment Companies	0.4
Repurchase Agreements	0.2
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,140.90	$5.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.30
Class IB
Actual	1,000.00	1,140.90	5.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.30
Class K
Actual	1,000.00	1,142.20	4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.05

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.06%, 1.06% and 0.81%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.9%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	57,000	$1,806,330
EchoStar Corp., Class A*	30,000	520,200
Liberty Global plc, Class A*	100,000	1,686,000
Liberty Global plc, Class C*	230,000	4,087,100
Liberty Latin America Ltd., Class A*	115,000	1,006,250
Liberty Latin America Ltd., Class C*	8,920	76,890
Telesat Corp.*	480,000	4,521,600
Verizon Communications, Inc.	80,000	2,975,200

		16,679,570

Entertainment (3.5%)
IMAX Corp.*	58,000	985,420
Liberty Media Corp.-Liberty Braves, Class A*	405,000	16,572,600
Liberty Media Corp.-Liberty Braves, Class C*	168,000	6,656,160
Live Nation Entertainment, Inc.*	252,500	23,005,275
Madison Square Garden Entertainment Corp.*	310,007	10,422,435
Madison Square Garden Sports Corp.	175,500	33,002,775
Marcus Corp. (The)	570,000	8,453,100
Reading International, Inc., Class A (x)*	226,000	598,900
Reading International, Inc., Class B (x)*	14,000	326,900
Sphere Entertainment Co.*	323,007	8,847,162
Take-Two Interactive Software, Inc.*	57,000	8,388,120
Warner Bros Discovery, Inc.*	46,500	583,110
World Wrestling Entertainment, Inc., Class A	28,500	3,091,395

		120,933,352

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,500	406,310

Media (2.3%)
AMC Networks, Inc., Class A*	110,000	1,314,500
Beasley Broadcast Group, Inc., Class A (x)*‡	458,000	467,160
Clear Channel Outdoor Holdings, Inc.*	1,000,000	1,370,000
Corus Entertainment, Inc., Class B (x)	365,000	360,936
DISH Network Corp., Class A*	35,000	230,650
Entravision Communications Corp., Class A	80,000	351,200
EW Scripps Co. (The), Class A*	2,070,000	18,940,500
Gray Television, Inc.	319,300	2,516,084
Gray Television, Inc., Class A	48,400	439,956
Grupo Televisa SAB (ADR)	410,000	2,103,300
Interpublic Group of Cos., Inc. (The)	575,000	22,183,500
Nexstar Media Group, Inc., Class A	34,600	5,762,630
Salem Media Group, Inc., Class A*	175,000	167,615
Sinclair, Inc. (x)	805,000	11,125,100
Sirius XM Holdings, Inc. (x)	1,000,000	4,530,000
TEGNA, Inc.	35,000	568,400
Townsquare Media, Inc., Class A (x)	190,000	2,262,900
WideOpenWest, Inc.*	545,000	4,599,800

		79,294,231

Wireless Telecommunication Services (0.6%)
Gogo, Inc.*	220,000	3,742,200
Rogers Communications, Inc., Class B	200,000	9,128,000
Shenandoah Telecommunications Co.	114,036	2,215,720
Telephone and Data Systems, Inc.	320,000	2,633,600
United States Cellular Corp.*	250,000	4,407,500

		22,127,020

Total Communication Services		239,440,483

Consumer Discretionary (15.8%)
Automobile Components (3.4%)
BorgWarner, Inc.	240,000	11,738,400
Brembo SpA	1,000,088	14,839,866
Dana, Inc.	1,185,035	20,145,595
Garrett Motion, Inc. (x)*	686,835	5,199,341
Garrett Motion, Inc. Series A (r)*	136,929	1,164,516
Gentex Corp.	190,000	5,559,400
Modine Manufacturing Co.*	1,211,000	39,987,220
Standard Motor Products, Inc.	240,123	9,009,415
Stoneridge, Inc.*	222,000	4,184,700
Strattec Security Corp.*‡	230,005	4,186,091
Superior Industries International, Inc.*	70,000	252,000

		116,266,544

Automobiles (0.2%)
Thor Industries, Inc.	4,000	414,000
Winnebago Industries, Inc.	98,000	6,535,620

		6,949,620

Distributors (0.1%)
Uni-Select, Inc.*	65,000	2,308,549

Diversified Consumer Services (0.0%)†
Universal Technical Institute, Inc.*	190,000	1,312,900

Hotels, Restaurants & Leisure (3.5%)
Biglari Holdings, Inc., Class A*‡	11,500	10,925,000
Boyd Gaming Corp.	537,000	37,251,690
Canterbury Park Holding Corp. (x)‡	326,000	7,589,280
Cheesecake Factory, Inc. (The) (x)	130,000	4,495,400
Churchill Downs, Inc.	172,200	23,965,074
Cracker Barrel Old Country Store, Inc. (x)	6,000	559,080
Denny’s Corp.*	390,017	4,805,009
Full House Resorts, Inc.*	450,000	3,015,000
GAN Ltd.*	15,000	24,600
Golden Entertainment, Inc.*	140,000	5,852,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Inspired Entertainment, Inc.*	36,000	$529,560
International Game Technology plc	60,000	1,913,400
Las Vegas Sands Corp.*	75,000	4,350,000
Nathan’s Famous, Inc.	194,500	15,276,030
Rock Field Co. Ltd.	208,000	2,157,495

		122,708,618

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	382,928	5,759,237
Cavco Industries, Inc.*	135,000	39,825,000
Ethan Allen Interiors, Inc.	33,000	933,240
La-Z-Boy, Inc.	260,000	7,446,400
Lennar Corp., Class B	105,500	11,919,390
Lifetime Brands, Inc.	20,000	113,000
Nobility Homes, Inc.‡	175,500	5,256,225
Skyline Champion Corp.*	190,000	12,435,500

		83,687,992

Leisure Products (0.7%)
American Outdoor Brands, Inc.*	188,700	1,637,916
Brunswick Corp.	56,500	4,895,160
Johnson Outdoors, Inc., Class A	58,528	3,596,546
Marine Products Corp. (x)	265,000	4,467,900
Universal Entertainment Corp.*	55,000	938,312
Vista Outdoor, Inc.*	300,000	8,301,000

		23,836,834

Specialty Retail (5.3%)
1-800-Flowers.com, Inc., Class A*	745,000	5,811,000
Aaron’s Co., Inc. (The)	65,500	926,170
AutoNation, Inc.*	348,000	57,284,280
Big 5 Sporting Goods Corp.	97,000	888,520
Bowlin Travel Centers, Inc.*	80,000	360,000
Lands’ End, Inc.*	225,000	1,746,000
Monro, Inc.	182,000	7,394,660
O’Reilly Automotive, Inc.*	10,000	9,553,000
Penske Automotive Group, Inc. (x)	432,000	71,984,160
Pets at Home Group plc	255,000	1,221,002
Sally Beauty Holdings, Inc.*	680,024	8,398,297
Sportsman’s Warehouse Holdings, Inc.*	235,000	1,339,500
Tractor Supply Co.	60,000	13,266,000
Valvoline, Inc. (x)	100,000	3,751,000

		183,923,589

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	150,000	681,000
Movado Group, Inc.	203,000	5,446,490
Wolverine World Wide, Inc.	53,500	785,915

		6,913,405

Total Consumer Discretionary		547,908,051

Consumer Staples (4.8%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,788,952
Brown-Forman Corp., Class A	87,000	5,922,090
Crimson Wine Group Ltd.*	390,000	2,613,000
Davide Campari-Milano NV	405,000	5,612,733
Primo Water Corp.	755,000	9,467,700

		25,404,475

Consumer Staples Distribution & Retail (1.2%)
Ingles Markets, Inc., Class A‡	451,500	37,316,475
Village Super Market, Inc., Class A	151,524	3,457,778

		40,774,253

Food Products (1.1%)
Calavo Growers, Inc.	85,000	2,466,700
Farmer Bros Co. (x)*	620,000	1,717,400
Flowers Foods, Inc.	60,000	1,492,800
Hain Celestial Group, Inc. (The)*	400,000	5,004,000
Ingredion, Inc.	17,500	1,854,125
J & J Snack Foods Corp.	45,000	7,126,200
John B Sanfilippo & Son, Inc.	17,000	1,993,590
Lifecore Biomedical, Inc.*	70,000	676,900
Lifeway Foods, Inc. (x)*	30,000	201,900
Limoneira Co. (x)	120,000	1,867,200
Maple Leaf Foods, Inc.	134,000	2,617,792
Post Holdings, Inc.*	100,000	8,665,000
Tootsie Roll Industries, Inc.	77,000	2,726,570

		38,410,177

Household Products (1.5%)
Church & Dwight Co., Inc.	100,000	10,023,000
Energizer Holdings, Inc.	165,000	5,540,700
Oil-Dri Corp. of America‡	412,000	24,303,880
Spectrum Brands Holdings, Inc.	34,000	2,653,700
WD-40 Co.	39,000	7,357,350

		49,878,630

Personal Care Products (0.3%)
BellRing Brands, Inc.*	88,000	3,220,800
Edgewell Personal Care Co.	130,000	5,370,300
United-Guardian, Inc.	140,000	1,192,800

		9,783,900

Total Consumer Staples		164,251,435

Energy (1.3%)
Energy Equipment & Services (0.8%)
Dril-Quip, Inc.*	560,000	13,031,200
KLX Energy Services Holdings, Inc. (x)*	19,000	184,870
Oceaneering International, Inc.*	185,000	3,459,500
RPC, Inc.	1,405,000	10,045,750

		26,721,320

Oil, Gas & Consumable Fuels (0.5%)
Callon Petroleum Co. (x)*	20,000	701,400
CNX Resources Corp.*	190,000	3,366,800
Navigator Holdings Ltd. (x)*	415,000	5,399,150
ONEOK, Inc.	137,000	8,455,640

		17,922,990

Total Energy		44,644,310

Financials (2.9%)
Banks (1.5%)
Ameris Bancorp	35,000	1,197,350
Atlantic Union Bankshares Corp.	11,500	298,425
Cadence Bank	43,000	844,520
Capitol Federal Financial, Inc.	40,000	246,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Colony Bankcorp, Inc.	12,800	$120,576
Eagle Bancorp, Inc.	175,000	3,703,000
Farmers & Merchants Bank of Long Beach	1	5,430
FB Financial Corp.	12,000	336,600
First Bancorp (Nasdaq Stock Exchange)	10,000	297,500
First Bancorp	84,000	1,026,480
First Busey Corp.	28,500	572,850
First Horizon Corp.	100,000	1,127,000
Flushing Financial Corp.	745,000	9,156,050
FNB Corp.	46,000	526,240
Hanover Bancorp, Inc. (x)	5,000	89,900
Hope Bancorp, Inc.	570,000	4,799,400
Huntington Bancshares, Inc.	250,000	2,695,000
OceanFirst Financial Corp.	67,000	1,046,540
Peapack-Gladstone Financial Corp.	15,800	427,864
Primis Financial Corp.	11,000	92,620
Renasant Corp.	22,000	574,860
Sandy Spring Bancorp, Inc.	148,000	3,356,640
Seacoast Banking Corp. of Florida	37,000	817,700
ServisFirst Bancshares, Inc.	26,000	1,063,920
Southern First Bancshares, Inc.*	19,000	470,250
SouthState Corp.	19,000	1,250,200
Synovus Financial Corp.	85,000	2,571,250
Thomasville Bancshares, Inc.	15,960	975,156
Towne Bank	11,000	255,640
Trustmark Corp.	12,000	253,440
United Community Banks, Inc.	23,000	574,770
Webster Financial Corp.	312,000	11,778,000

		52,551,971

Capital Markets (1.2%)
BKF Capital Group, Inc.*	13,000	195,000
Charles Schwab Corp. (The)	55,000	3,117,400
Cohen & Steers, Inc.	253,000	14,671,470
Federated Hermes, Inc., Class B	79,000	2,832,150
GAM Holding AG (x)*	550,000	332,380
Janus Henderson Group plc	250,000	6,812,500
KKR & Co., Inc.	150,000	8,400,000
PJT Partners, Inc., Class A	80,000	5,571,200

		41,932,100

Consumer Finance (0.1%)
Medallion Financial Corp. (x)	165,000	1,305,150
PROG Holdings, Inc.*	79,039	2,538,733

		3,843,883

Financial Services (0.0%)†
Compass Diversified Holdings	35,000	759,150
Crazy Woman Creek Bancorp, Inc.	12,800	289,920

		1,049,070

Insurance (0.1%)
Argo Group International Holdings Ltd.	68,000	2,013,480

Total Financials		101,390,504

Health Care (3.3%)
Health Care Equipment & Supplies (2.6%)
Align Technology, Inc.*	300	106,092
CONMED Corp.	57,000	7,745,730
Cooper Cos., Inc. (The)	12,000	4,601,160
Cutera, Inc. (x)*	691,000	10,454,830
Dexcom, Inc.*	52,000	6,682,520
ICU Medical, Inc.*	21,000	3,741,990
Masimo Corp.*	84,500	13,904,475
Neogen Corp.*	40,000	870,000
Neuronetics, Inc.*	70,000	150,500
NuVasive, Inc.*	150,000	6,238,500
Orthofix Medical, Inc.*	70,000	1,264,200
QuidelOrtho Corp.*	161,000	13,340,460
STERIS plc	86,000	19,348,280
Surmodics, Inc.*	70,000	2,191,700
Zimvie, Inc.*	108,000	1,212,840

		91,853,277

Health Care Providers & Services (0.4%)
Chemed Corp.	2,000	1,083,340
Henry Schein, Inc.*	20,000	1,622,000
Invitae Corp.*	27,000	30,510
NeoGenomics, Inc.*	4,000	64,280
OPKO Health, Inc. (x)*	200,000	434,000
Patterson Cos., Inc.	310,000	10,310,600

		13,544,730

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	80,000	2,424,000
Teladoc Health, Inc.*	10,000	253,200

		2,677,200

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	7,582,400

Total Health Care		115,657,607

Industrials (46.0%)
Aerospace & Defense (6.0%)
AAR Corp.*	120,000	6,931,200
Aerojet Rocketdyne Holdings, Inc.*	1,312,200	72,000,414
Astronics Corp.*	10,000	198,600
Astronics Corp., Class B (x)*	38,500	762,300
Curtiss-Wright Corp.	122,000	22,406,520
Ducommun, Inc.*	136,000	5,925,520
HEICO Corp.	120,700	21,356,658
HEICO Corp., Class A	3,000	421,800
Innovative Solutions and Support, Inc.*	120,854	866,523
Kaman Corp.	1,190,000	28,952,700
Moog, Inc., Class A	67,000	7,264,810
Moog, Inc., Class B	34,021	3,688,897
National Presto Industries, Inc.	10,000	732,000
Park Aerospace Corp.	652,000	8,997,600
Textron, Inc.	285,000	19,274,550
Woodward, Inc.	79,000	9,393,890

		209,173,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (2.1%)
A O Smith Corp.	77,000	$5,604,060
AZZ, Inc.	180,000	7,822,800
Fortune Brands Innovations, Inc.	10,000	719,500
Gibraltar Industries, Inc.*	57,000	3,586,440
Griffon Corp.	1,171,000	47,191,300
Johnson Controls International plc	112,000	7,631,680

		72,555,780

Commercial Services & Supplies (4.6%)
ACCO Brands Corp.	150,500	784,105
Casella Waste Systems, Inc., Class A*	104,000	9,406,800
HNI Corp.	20,000	563,600
Loomis AB, Class B	210,000	6,132,380
Matthews International Corp., Class A	576,000	24,549,120
OPENLANE, Inc.*	440,000	6,696,800
Pitney Bowes, Inc.	220,000	778,800
RB Global, Inc.	95,000	5,700,000
Republic Services, Inc., Class A	317,000	48,554,890
Rollins, Inc.	1,286,000	55,079,380

		158,245,875

Construction & Engineering (0.3%)
Arcosa, Inc.	100,000	7,577,000
Granite Construction, Inc.	15,000	596,700
Valmont Industries, Inc.	10,000	2,910,500

		11,084,200

Electrical Equipment (2.5%)
Allied Motion Technologies, Inc.	80,000	3,195,200
AMETEK, Inc.	328,500	53,177,580
Pineapple Energy, Inc. (x)*	21,000	28,770
Rockwell Automation, Inc.	87,000	28,662,150

		85,063,700

Machinery (22.2%)
Albany International Corp., Class A	35,500	3,311,440
Astec Industries, Inc.	505,000	22,947,200
Chart Industries, Inc.*	117,200	18,727,388
CIRCOR International, Inc.*	718,000	40,531,100
CNH Industrial NV (x)	2,690,000	38,736,000
Commercial Vehicle Group, Inc.*	125,500	1,393,050
Crane Co.	543,000	48,392,160
Crane NXT Co.	490,000	27,655,600
Donaldson Co., Inc.	209,000	13,064,590
Eastern Co. (The)	268,039	4,848,825
Enerpac Tool Group Corp., Class A	135,000	3,645,000
EnPro Industries, Inc.	380,200	50,768,106
Federal Signal Corp.	427,800	27,392,034
Flowserve Corp.	104,000	3,863,600
Franklin Electric Co., Inc.	248,000	25,519,200
Gencor Industries, Inc.*	130,000	2,025,400
Gorman-Rupp Co. (The)	452,000	13,031,160
Graco, Inc.	424,000	36,612,400
Graham Corp.*	60,332	801,209
Greenbrier Cos., Inc. (The)	170,000	7,327,000
Hyster-Yale Materials Handling, Inc.	289,200	16,148,928
IDEX Corp.	85,000	18,297,100
Interpump Group SpA	207,000	11,512,851
Iveco Group NV*	715,000	6,467,700
Kennametal, Inc.	214,000	6,075,460
L B Foster Co., Class A*	525,000	7,497,000
Lincoln Electric Holdings, Inc.	92,000	18,273,960
Lindsay Corp.	58,500	6,981,390
LS Starrett Co. (The), Class A*‡	450,046	4,702,981
Manitowoc Co., Inc. (The)*	248,000	4,669,840
Middleby Corp. (The)*	4,800	709,584
Mueller Industries, Inc.	1,233,000	107,616,240
Mueller Water Products, Inc., Class A	1,360,000	22,072,800
Nordson Corp.	39,200	9,728,656
Park-Ohio Holdings Corp.	560,000	10,640,000
Shyft Group, Inc. (The)	270,000	5,956,200
Standex International Corp.	81,000	11,459,070
Tennant Co.	409,000	33,173,990
Titan International, Inc.*	60,000	688,800
Toro Co. (The)	47,000	4,777,550
Trinity Industries, Inc.	499,000	12,829,290
Twin Disc, Inc.*	600,073	6,756,822
Watts Water Technologies, Inc., Class A	274,000	50,342,020

		767,970,694

Professional Services (0.0%)†
Steel Connect, Inc.*	116,802	978,804

Trading Companies & Distributors (8.3%)
Distribution Solutions Group, Inc.*	110,000	5,726,600
GATX Corp.	813,000	104,665,620
H&E Equipment Services, Inc.	37,000	1,692,750
Herc Holdings, Inc.	805,000	110,164,250
McGrath RentCorp	23,000	2,127,040
Rush Enterprises, Inc., Class B‡	740,000	50,364,400
Titan Machinery, Inc.*	65,000	1,917,500
United Rentals, Inc.	26,500	11,802,305

		288,460,465

Total Industrials		1,593,533,500

Information Technology (3.9%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc. (x)*	70,000	417,200

Electronic Equipment, Instruments & Components (2.8%)
Badger Meter, Inc.	93,600	13,811,616
Bel Fuse, Inc., Class A‡	156,400	9,114,992
Bel Fuse, Inc., Class B	4,000	229,640
CTS Corp.	1,000,000	42,630,000
Daktronics, Inc.*	160,000	1,024,000
Itron, Inc.*	67,000	4,830,700
Landis+Gyr Group AG	26,500	2,274,508
Littelfuse, Inc.	41,500	12,089,365
Napco Security Technologies, Inc.	36,000	1,247,400
Rogers Corp.*	56,000	9,068,080
Trans-Lux Corp.*	120,060	60,030

		96,380,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.0%)†
Alithya Group, Inc., Class A*	765,000	$1,246,950

Software (1.1%)
Fortinet, Inc.*	114,500	8,655,055
Roper Technologies, Inc.	26,200	12,596,960
Tyler Technologies, Inc.*	36,500	15,201,155

		36,453,170

Technology Hardware, Storage & Peripherals (0.0%)†
Diebold Nixdorf, Inc.*	120,000	6,360
Intevac, Inc.*	240,000	900,000
TransAct Technologies, Inc.*	80,000	716,800

		1,623,160

Total Information Technology		136,120,811

Materials (6.1%)
Chemicals (2.6%)
Ashland, Inc.	57,500	4,997,325
Chase Corp.	15,500	1,878,910
Core Molding Technologies, Inc.*	340,500	7,746,375
Element Solutions, Inc.	67,000	1,286,400
FMC Corp.	20,000	2,086,800
Hawkins, Inc.	45,000	2,146,050
HB Fuller Co.	344,000	24,599,440
Huntsman Corp.	100,000	2,702,000
Livent Corp. (x)*	52,000	1,426,360
Minerals Technologies, Inc.	216,500	12,489,885
NewMarket Corp.	14,500	5,830,740
Olin Corp.	115,000	5,909,850
Quaker Chemical Corp.	4,700	916,030
Scotts Miracle-Gro Co. (The) (x)	74,000	4,639,060
Sensient Technologies Corp.	165,000	11,736,450
Takasago International Corp.	28,500	536,429

		90,928,104

Containers & Packaging (1.6%)
Greif, Inc., Class A	209,000	14,398,010
Myers Industries, Inc.	1,668,000	32,409,240
Sonoco Products Co.	155,000	9,148,100

		55,955,350

Metals & Mining (1.9%)
Ampco-Pittsburgh Corp.*‡	990,000	3,148,200
ATI, Inc.*	435,000	19,240,050
Barrick Gold Corp.	24,000	406,320
Haynes International, Inc.	6,000	304,920
Kinross Gold Corp.	45,000	214,650
Materion Corp.	224,000	25,580,800
TimkenSteel Corp.*	212,000	4,572,840
Tredegar Corp.	1,490,092	9,938,913

		63,406,693

Total Materials		210,290,147

Real Estate (2.9%)
Hotel & Resort REITs (1.5%)
Ryman Hospitality Properties, Inc. (REIT)	535,000	49,712,200

Real Estate Management & Development (1.4%)
Capital Properties, Inc., Class A	76,004	845,925
Gyrodyne LLC*	4,304	41,146
Seritage Growth Properties (REIT), Class A (x)*	152,000	1,355,840
St Joe Co. (The)	784,000	37,898,560
Tejon Ranch Co.*	492,900	8,482,809

		48,624,280

Total Real Estate		98,336,480

Utilities (4.0%)
Electric Utilities (1.6%)
Evergy, Inc.	148,000	8,646,160
Otter Tail Corp. (x)	247,000	19,503,120
PNM Resources, Inc.	610,000	27,511,000

		55,660,280

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	5,600	666,400
National Fuel Gas Co.	170,000	8,731,200
Northwest Natural Holding Co.	40,000	1,722,000
ONE Gas, Inc.	34,000	2,611,540
Southwest Gas Holdings, Inc.	414,000	26,351,100

		40,082,240

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	4,975,200
Ormat Technologies, Inc.	83,600	6,726,456

		11,701,656

Multi-Utilities (0.7%)
Black Hills Corp.	172,500	10,394,850
NorthWestern Corp.	264,000	14,984,640

		25,379,490

Water Utilities (0.2%)
Cadiz, Inc. (x)*	9,500	38,570
SJW Group	49,000	3,435,390
York Water Co. (The)	43,500	1,795,245

		5,269,205

Total Utilities		138,092,871

Total Common Stocks (97.9%) (Cost $1,279,030,344)		3,389,666,199

PREFERRED STOCK:
Industrials (0.0%)†
Industrial Conglomerates (0.0%)†
Steel Partners Holdings LP 6.000%	6,000	139,800

Total Preferred Stock (0.0%)† (Cost $141,872)		139,800

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	200,000

Total Financials		200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Rights	Value (Note 1)
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)(x)*	115,000	$338,399

Total Industrials		338,399

Total Rights (0.0%)† (Cost $106,500)		538,399

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	260,680

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		15,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $4,926,156, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $5,022,565. (xx)	$4,924,083	4,924,083
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $2,040,862. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		6,924,083

Total Short-Term Investments (0.6%) (Cost $21,924,083)		21,924,083

Total Investments in Securities (98.5%) (Cost $1,301,202,799)		3,412,529,161
Other Assets Less Liabilities (1.5%)		52,493,043

Net Assets (100%)		$3,465,022,204

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $41,026,659. This was collateralized by $19,616,932 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $21,924,083 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A (x)*	458,000	448,138	10,773	(35,739)	(117,364)	161,352	467,160	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	230,005	4,726,603	—	—	—	(540,512)	4,186,091	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,500	8,061,300	—	(179,480)	9,267	3,033,913	10,925,000	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Canterbury Park Holding Corp. (x)	326,000	10,206,390	—	(13,460)	4,863	(2,608,513)	7,589,280	45,640	—
Household Durables
Nobility Homes, Inc.**	175,500	4,143,270	35,013	—	—	1,077,942	5,256,225	174,687	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	451,500	44,033,990	—	(467,676)	372,807	(6,622,646)	37,316,475	149,820	—
Household Products
Oil-Dri Corp. of America	412,000	14,636,856	—	(1,158,178)	536,808	10,288,394	24,303,880	239,260	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	450,046	3,312,338	—	—	—	1,390,643	4,702,981	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	740,000	41,893,015	—	(272,444)	223,874	8,519,955	50,364,400	311,745	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	156,400	5,409,625	—	(306,140)	143,543	3,867,964	9,114,992	19,440	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*,**	990,000	2,409,600	92,830	—	—	645,770	3,148,200	—	—
Real Estate
Industrial REITs
Indus Realty Trust, Inc. (REIT)	—	21,332,640	—	(22,499,259)	14,426,782	(13,260,163)	—	115,020	—

Total		160,613,765	138,616	(24,932,376)	15,600,580	5,954,099	157,374,684	1,055,612	—

**	Not affiliated at December 31, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$239,440,483	$—	$—	$239,440,483
Consumer Discretionary	503,816,355	42,927,180	1,164,516	547,908,051
Consumer Staples	158,638,702	5,612,733	—	164,251,435
Energy	44,644,310	—	—	44,644,310
Financials	99,502,718	1,887,786	—	101,390,504
Health Care	115,657,607	—	—	115,657,607
Industrials	1,564,969,372	28,564,128	—	1,593,533,500
Information Technology	124,671,281	11,449,530	—	136,120,811
Materials	209,753,718	536,429	—	210,290,147
Real Estate	97,449,409	887,071	—	98,336,480
Utilities	138,092,871	—	—	138,092,871
Preferred Stock
Industrials	139,800	—	—	139,800
Rights
Financials	—	200,000	—	200,000
Industrials	—	—	338,399	338,399
Short-Term Investments
Investment Companies	15,000,000	—	—	15,000,000
Repurchase Agreements	—	6,924,083	—	6,924,083
Warrants
Materials	260,680	—	—	260,680

Total Assets	$3,312,037,306	$98,988,940	$1,502,915	$3,412,529,161

Total Liabilities	$—	$—	$—	$—

Total	$3,312,037,306	$98,988,940	$1,502,915	$3,412,529,161

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$72,018,122
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$219,552,516

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,250,101,036
Aggregate gross unrealized depreciation	(141,613,414)

Net unrealized appreciation	$2,108,487,622

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,304,041,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $56,398,660)	$157,374,684
Unaffiliated Issuers (Cost $1,237,880,056)	3,248,230,394
Repurchase Agreements (Cost $6,924,083)	6,924,083
Cash	73,025,526
Foreign cash (Cost $877,349)	938,679
Receivable for securities sold	3,690,562
Dividends, interest and other receivables	2,430,120
Receivable for Portfolio shares sold	1,159,322
Due from Custodian	72,406
Securities lending income receivable	55,189
Other assets	37,357

Total assets	3,493,938,322

LIABILITIES
Payable for return of collateral on securities loaned	21,924,083
Payable for securities purchased	2,619,296
Investment management fees payable	1,898,801
Payable for Portfolio shares repurchased	1,559,776
Distribution fees payable – Class IB	557,853
Administrative fees payable	257,185
Distribution fees payable – Class IA	41,373
Accrued expenses	57,751

Total liabilities	28,916,118

NET ASSETS	$3,465,022,204

Net assets were comprised of:
Paid in capital	$1,232,046,231
Total distributable earnings (loss)	2,232,975,973

Net assets	$3,465,022,204

Class IA
Net asset value, offering and redemption price per share, $207,672,976 / 2,927,572 shares outstanding (unlimited amount authorized: $0.01 par value)	$70.94

Class IB
Net asset value, offering and redemption price per share, $2,821,272,337 / 39,675,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$71.11

Class K
Net asset value, offering and redemption price per share, $436,076,891 / 6,134,815 shares outstanding (unlimited amount authorized: $0.01 par value)	$71.08

(x)	Includes value of securities on loan of $41,026,659.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($1,055,612 of dividend income received from affiliates) (net of $155,811 foreign withholding tax)	$27,930,839
Interest	1,041,741
Securities lending (net)	272,280

Total income	29,244,860

EXPENSES
Investment management fees	11,276,782
Distribution fees – Class IB	3,302,248
Administrative fees	1,530,780
Distribution fees – Class IA	249,930
Printing and mailing expenses	173,873
Professional fees	86,462
Trustees’ fees	50,437
Custodian fees	48,696
Miscellaneous	31,758

Total expenses	16,750,966

NET INVESTMENT INCOME (LOSS)	12,493,894

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($15,600,580 realized gain (loss) from affiliates)	98,854,164
Foreign currency transactions	(2,762)

Net realized gain (loss)	98,851,402

Change in unrealized appreciation (depreciation) on:
Investments in securities ($5,954,099 of change in unrealized appreciation (depreciation) from affiliates)	323,514,920
Foreign currency translations	23,382

Net change in unrealized appreciation (depreciation)	323,538,302

NET REALIZED AND UNREALIZED GAIN (LOSS)	422,389,704

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$434,883,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,493,894	$16,122,919
Net realized gain (loss)	98,851,402	119,985,149
Net change in unrealized appreciation (depreciation)	323,538,302	(533,442,277)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	434,883,598	(397,334,209)

Distributions to shareholders:
Class IA	—	(10,811,812)
Class IB	—	(139,093,709)
Class K	—	(23,253,350)

Total distributions to shareholders	—	(173,158,871)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 58,635 and 71,654 shares, respectively ]	3,891,658	4,702,028
Capital shares issued in reinvestment of dividends and distributions [ 0 and 172,596 shares, respectively ]	—	10,811,812
Capital shares repurchased [ (278,320) and (464,655) shares, respectively]	(18,471,882)	(30,595,937)

Total Class IA transactions	(14,580,224)	(15,082,097)

Class IB
Capital shares sold [ 656,734 and 1,257,918 shares, respectively ]	43,599,103	82,324,823
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,214,884 shares, respectively ]	—	139,093,709
Capital shares repurchased [ (1,765,853) and (3,304,672) shares, respectively]	(116,968,374)	(216,834,112)

Total Class IB transactions	(73,369,271)	4,584,420

Class K
Capital shares sold [ 192,718 and 320,020 shares, respectively ]	12,994,728	21,198,011
Capital shares issued in reinvestment of dividends and distributions [ 0 and 370,473 shares, respectively ]	—	23,253,350
Capital shares repurchased [ (540,756) and (1,006,550) shares, respectively]	(36,168,209)	(66,499,215)

Total Class K transactions	(23,173,481)	(22,047,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(111,122,976)	(32,545,531)

TOTAL INCREASE (DECREASE) IN NET ASSETS	323,760,622	(603,038,611)
NET ASSETS:
Beginning of period	3,141,261,582	3,744,300,193

End of period	$3,465,022,204	$3,141,261,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021		2020		2019		2018
Net asset value, beginning of period	$62.18		$73.59		$63.55		$59.78		$50.02		$62.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	(7)	0.30	(6)	0.34	(4)(5)	0.28	(3)	0.33	(2)	0.35	(1)
Net realized and unrealized gain (loss)	8.52		(8.17)		15.47		5.28		11.33		(9.97)

Total from investment operations	8.76		(7.87)		15.81		5.56		11.66		(9.62)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.48)		(0.40)		(0.35)		(0.35)
Distributions from net realized gains	—		(3.19)		(5.29)		(1.39)		(1.55)		(2.83)

Total dividends and distributions	—		(3.54)		(5.77)		(1.79)		(1.90)		(3.18)

Net asset value, end of period	$70.94		$62.18		$73.59		$63.55		$59.78		$50.02

Total return (b)	14.09%		(10.67)%		25.14%		9.51%		23.35%		(15.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$207,673		$195,697		$247,825		$226,426		$234,644		$207,870
Ratio of expenses to average net assets (a)(f)	1.06%		1.05%		1.05%		1.07%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (a)(f)	0.73	%(gg)	0.46	%(ee)	0.47	%(dd)(ff)	0.53	%(bb)	0.57	%(cc)	0.57	%(aa)
Portfolio turnover rate^	2	%(z)	3%		4%		5%		2%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$62.33		$73.76		$63.68		$59.90		$50.12		$62.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	(7)	0.30	(6)	0.35	(4)(5)	0.29	(3)	0.33	(2)	0.35	(1)
Net realized and unrealized gain (loss)	8.54		(8.19)		15.50		5.28		11.35		(9.99)

Total from investment operations	8.78		(7.89)		15.85		5.57		11.68		(9.64)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.48)		(0.40)		(0.35)		(0.35)
Distributions from net realized gains	—		(3.19)		(5.29)		(1.39)		(1.55)		(2.83)

Total dividends and distributions	—		(3.54)		(5.77)		(1.79)		(1.90)		(3.18)

Net asset value, end of period	$71.11		$62.33		$73.76		$63.68		$59.90		$50.12

Total return (b)	14.09%		(10.67)%		25.15%		9.51%		23.35%		(15.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,821,272		$2,542,134		$2,995,792		$2,571,252		$2,459,672		$2,079,297
Ratio of expenses to average net assets (a)(f)	1.06%		1.05%		1.05%		1.07%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (a)(f)	0.73	%(gg)	0.46	%(ee)	0.47	%(dd)(ff)	0.54	%(bb)	0.57	%(cc)	0.57	%(aa)
Portfolio turnover rate^	2	%(z)	3%		4%		5%		2%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019		2018
Net asset value, beginning of period	$62.23		$73.64		$63.57		$59.77		$50.01		$62.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32	(7)	0.47	(6)	0.53	(4)(5)	0.39	(3)	0.47	(2)	0.51	(1)
Net realized and unrealized gain (loss)	8.53		(8.17)		15.47		5.33		11.33		(9.99)

Total from investment operations	8.85		(7.70)		16.00		5.72		11.80		(9.48)

Less distributions:
Dividends from net investment income	—		(0.52)		(0.64)		(0.53)		(0.49)		(0.51)
Distributions from net realized gains	—		(3.19)		(5.29)		(1.39)		(1.55)		(2.83)

Total dividends and distributions	—		(3.71)		(5.93)		(1.92)		(2.04)		(3.34)

Net asset value, end of period	$71.08		$62.23		$73.64		$63.57		$59.77		$50.01

Total return (b)	14.22%		(10.45)%		25.45%		9.78%		23.65%		(15.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$436,077		$403,431		$500,683		$500,755		$532,290		$529,887
Ratio of expenses to average net assets (a)(f)	0.81%		0.80%		0.80%		0.82%		0.82%		0.82%
Ratio of net investment income (loss) to average net assets (a)(f)	0.98	%(gg)	0.71	%(ee)	0.72	%(dd)(ff)	0.76	%(bb)	0.82	%(cc)	0.82	%(aa)
Portfolio turnover rate^	2	%(z)	3%		4%		5%		2%		6%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.40 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.39 for Class IA, Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.23 for Class IA, Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.18, $0.19, and $0.37 for Class IA, Class IB and Class K, respectively.
(5)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18, $0.19, and $0.37 for Class IA, Class IB and Class K, respectively.
(6)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22, $0.22 and $0.39 for Class IA, Class IB and Class K, respectively.
(7)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.19, $0.19 and $0.27 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(gg)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Consumer Discretionary	14.5%
Financials	13.0
Communication Services	10.4
Industrials	10.2
Information Technology	10.0
Energy	9.5
Exchange Traded Funds	8.9
Materials	7.9
Investment Companies	7.4
Consumer Staples	4.6
Health Care	4.5
Repurchase Agreements	3.2
Real Estate	1.5
U.S. Treasury Obligations	1.3
Utilities	0.4
Cash and Other	(7.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,051.00	$5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,052.20	3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (83.2%)
Communication Services (10.4%)
Diversified Telecommunication Services (3.6%)
Altice France SA 8.125%, 2/1/27§	$244,000	$206,790
CCO Holdings LLC 5.500%, 5/1/26§	150,000	146,250
5.000%, 2/1/28§	225,000	205,031
6.375%, 9/1/29§	494,000	463,125
4.750%, 3/1/30§	458,000	390,844
4.250%, 2/1/31§	400,000	323,608
4.750%, 2/1/32§	277,000	224,655
4.500%, 5/1/32	754,000	597,545
4.500%, 6/1/33§	612,000	478,890
4.250%, 1/15/34 (x)§	1,125,000	847,733
Iliad Holding SASU 7.000%, 10/15/28 (x)§	375,000	345,117
Level 3 Financing, Inc. 4.625%, 9/15/27§	25,000	17,313
4.250%, 7/1/28§	520,000	335,353
3.625%, 1/15/29§	525,000	313,687
3.750%, 7/15/29§	200,000	120,500
Lumen Technologies, Inc. 5.125%, 12/15/26§	452,000	311,880
5.375%, 6/15/29§	438,000	223,380
Sprint Capital Corp. 8.750%, 3/15/32	250,000	302,242
Virgin Media Finance plc 5.000%, 7/15/30§	400,000	316,000
Virgin Media Secured Finance plc 5.500%, 5/15/29§	1,175,000	1,057,500
Windstream Escrow LLC 7.750%, 8/15/28§	367,000	303,692
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	423,000	297,158
6.125%, 3/1/28 (x)§	442,000	274,040

		8,102,333

Entertainment (2.1%)
Cinemark USA, Inc. 8.750%, 5/1/25§	135,000	136,688
5.250%, 7/15/28 (x)§	1,650,000	1,443,750
Lions Gate Capital Holdings LLC 5.500%, 4/15/29 (x)§	420,000	304,164
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	276,000	271,860
6.500%, 5/15/27 (x)§	657,000	660,613
4.750%, 10/15/27§	900,000	839,250
Playtika Holding Corp. 4.250%, 3/15/29§	1,200,000	1,065,000

		4,721,325

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc. 5.375%, 12/1/28§	306,000	91,800
ZipRecruiter, Inc. 5.000%, 1/15/30§	325,000	275,772

		367,572

Media (4.4%)
CSC Holdings LLC 7.500%, 4/1/28 (x)§	250,000	142,500
11.250%, 5/15/28§	200,000	193,946
5.750%, 1/15/30§	314,000	147,580
4.625%, 12/1/30§	375,000	166,875
DISH DBS Corp. 7.750%, 7/1/26	275,000	169,125
7.375%, 7/1/28	350,000	187,250
Gray Escrow II, Inc. 5.375%, 11/15/31§	257,000	167,050
Gray Television, Inc. 5.875%, 7/15/26§	222,000	195,360
4.750%, 10/15/30§	347,000	234,329
McGraw-Hill Education, Inc. 8.000%, 8/1/29 (x)§	564,000	481,380
Nexstar Media, Inc. 5.625%, 7/15/27§	1,178,000	1,095,540
Outfront Media Capital LLC 5.000%, 8/15/27§	1,435,000	1,296,666
4.250%, 1/15/29§	850,000	714,306
4.625%, 3/15/30§	250,000	206,875
Sinclair Television Group, Inc. 5.500%, 3/1/30§	304,000	174,861
Sirius XM Radio, Inc. 3.125%, 9/1/26§	444,000	397,380
4.000%, 7/15/28§	475,000	409,687
4.125%, 7/1/30§	100,000	81,602
3.875%, 9/1/31§	657,000	505,417
Stagwell Global LLC 5.625%, 8/15/29§	539,000	462,193
TEGNA, Inc. 4.750%, 3/15/26§	500,000	475,000
5.000%, 9/15/29	215,000	184,900
Univision Communications, Inc. 7.375%, 6/30/30§	418,000	397,225
Videotron Ltd. 3.625%, 6/15/29§	212,000	181,790
VZ Secured Financing BV 5.000%, 1/15/32§	526,000	422,115
Ziggo Bond Co. BV 6.000%, 1/15/27§	737,000	670,670

		9,761,622

Wireless Telecommunication Services (0.1%)
Sprint LLC 7.625%, 3/1/26	198,000	205,462

Total Communication Services		23,158,314

Consumer Discretionary (13.7%)
Automobile Components (0.6%)
Clarios Global LP 6.250%, 5/15/26§	113,000	112,152
6.750%, 5/15/28§	564,000	561,180
Icahn Enterprises LP 6.375%, 12/15/25	216,000	200,405
5.250%, 5/15/27	125,000	107,200
4.375%, 2/1/29	350,000	273,000

		1,253,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Automobiles (0.1%)
Ford Motor Co. 6.625%, 10/1/28 (x)	$286,000	$293,445

Broadline Retail (0.5%)
Getty Images, Inc. 9.750%, 3/1/27§	1,086,000	1,072,425

Distributors (0.5%)
Ritchie Bros Holdings, Inc. 7.750%, 3/15/31§	464,000	482,560
Windsor Holdings III LLC 8.500%, 6/15/30§	621,000	619,510

		1,102,070

Diversified Consumer Services (0.7%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	400,000	387,288
Sotheby’s 7.375%, 10/15/27 (x)§	1,350,000	1,208,250

		1,595,538

Hotels, Restaurants & Leisure (7.3%)
1011778 BC ULC 5.750%, 4/15/25§	268,000	267,330
3.875%, 1/15/28§	162,000	147,420
4.000%, 10/15/30§	525,000	446,250
Boyd Gaming Corp. 4.750%, 6/15/31§	450,000	401,625
Caesars Entertainment, Inc. 6.250%, 7/1/25§	650,000	646,750
8.125%, 7/1/27 (x)§	575,000	587,932
4.625%, 10/15/29 (x)§	795,000	693,638
7.000%, 2/15/30§	858,000	859,072
Carnival Corp. 7.625%, 3/1/26§	175,000	171,062
5.750%, 3/1/27§	1,150,000	1,055,125
6.000%, 5/1/29§	659,000	586,510
CDI Escrow Issuer, Inc. 5.750%, 4/1/30§	526,000	490,495
CEC Entertainment LLC 6.750%, 5/1/26§	352,000	335,280
Churchill Downs, Inc. 5.500%, 4/1/27§	298,000	284,590
Dave & Buster’s, Inc. 7.625%, 11/1/25§	547,000	555,205
Everi Holdings, Inc. 5.000%, 7/15/29(x)§	900,000	787,500
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	470,000	462,950
3.625%, 2/15/32§	588,000	490,245
IRB Holding Corp. 7.000%, 6/15/25§	525,000	527,625
Life Time, Inc. 5.750%, 1/15/26§	658,000	639,905
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	390,000	308,588
NCL Corp. Ltd. 8.375%, 2/1/28§	311,000	324,995
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	546,000	510,510
11.625%, 8/15/27§	250,000	272,012
5.500%, 4/1/28 (x)§	575,000	534,785
Scientific Games Holdings LP 6.625%, 3/1/30§	324,000	284,310
Six Flags Entertainment Corp. 7.250%, 5/15/31 (x)§	257,000	250,254
Speedway Motorsports LLC 4.875%, 11/1/27§	400,000	370,000
Station Casinos LLC 4.500%, 2/15/28§	717,000	641,715
4.625%, 12/1/31 (x)§	1,460,000	1,230,050
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	419,000	381,696
Wynn Resorts Finance LLC 5.125%, 10/1/29§	475,000	424,531
Yum! Brands, Inc. 5.375%, 4/1/32	314,000	296,730

		16,266,685

Household Durables (0.4%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	544,000	503,200
Newell Brands, Inc. 6.625%, 9/15/29 (x)	194,000	185,724
5.875%, 4/1/36(e)	150,000	124,500

		813,424

Specialty Retail (2.9%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	144,000	127,800
5.000%, 2/15/32§	320,000	277,600
LBM Acquisition LLC 6.250%, 1/15/29§	808,000	666,600
LCM Investments Holdings II LLC 4.875%, 5/1/29§	302,000	256,700
LSF9 Atlantis Holdings LLC 7.750%, 2/15/26§	1,025,000	948,125
Park River Holdings, Inc. 6.750%, 8/1/29 (x)§	275,000	218,625
Sonic Automotive, Inc. 4.625%, 11/15/29§	225,000	188,438
4.875%, 11/15/31§	279,000	228,082
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	1,466,000	1,385,370
SRS Distribution, Inc. 4.625%, 7/1/28§	282,000	252,390
6.000%, 12/1/29 (x)§	1,066,000	915,001
Upbound Group, Inc. 6.375%, 2/15/29§	825,000	730,125
White Cap Buyer LLC 6.875%, 10/15/28 (x)§	391,000	354,344

		6,549,200

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc. 4.125%, 8/15/31§	252,000	202,860
Hanesbrands, Inc. 9.000%, 2/15/31(x)§	1,343,000	1,353,636

		1,556,496

Total Consumer Discretionary		30,503,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (4.6%)
Beverages (0.1%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	$287,000	$245,916

Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc. 3.250%, 3/15/26§	274,000	253,450
3.500%, 3/15/29§	150,000	129,937
4.875%, 2/15/30§	175,000	161,186
Performance Food Group, Inc. 6.875%, 5/1/25§	284,000	283,642
5.500%, 10/15/27§	800,000	771,000
4.250%, 8/1/29§	900,000	802,008
United Natural Foods, Inc. 6.750%, 10/15/28 (x)§	361,000	298,096
US Foods, Inc. 6.250%, 4/15/25§	274,000	274,000
4.750%, 2/15/29§	830,000	759,259
4.625%, 6/1/30§	883,000	789,181

		4,521,759

Food Products (1.5%)
B&G Foods, Inc. 5.250%, 4/1/25	265,000	252,945
Chobani LLC 4.625%, 11/15/28§	300,000	272,250
Post Holdings, Inc. 5.750%, 3/1/27§	144,000	140,040
5.500%, 12/15/29§	500,000	460,000
4.625%, 4/15/30§	490,000	428,137
4.500%, 9/15/31§	997,000	847,600
Sigma Holdco BV 7.875%, 5/15/26 (x)§	392,000	327,320
Simmons Foods, Inc. 4.625%, 3/1/29§	618,000	494,400

		3,222,692

Household Products (0.6%)
Central Garden & Pet Co. 4.125%, 10/15/30 (x)	182,000	152,414
Energizer Holdings, Inc. 4.750%, 6/15/28§	396,000	350,955
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27 (x)§	225,000	199,177
Spectrum Brands, Inc. 5.750%, 7/15/25	370,000	368,113
5.500%, 7/15/30§	48,000	43,800
3.875%, 3/15/31§	350,000	287,000

		1,401,459

Personal Care Products (0.4%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	372,000	334,800
Prestige Brands, Inc. 3.750%, 4/1/31§	589,000	487,398

		822,198

Total Consumer Staples		10,214,024

Energy (9.5%)
Energy Equipment & Services (0.4%)
Precision Drilling Corp. 7.125%, 1/15/26§	244,000	239,730
Transocean Titan Financing Ltd. 8.375%, 2/1/28§	125,000	127,344
Transocean, Inc. 8.750%, 2/15/30§	525,000	532,875

		899,949

Oil, Gas & Consumable Fuels (9.1%)
Aethon United BR LP 8.250%, 2/15/26§	437,000	424,983
Antero Midstream Partners LP 5.750%, 1/15/28§	450,000	426,375
Antero Resources Corp. 7.625%, 2/1/29§	200,000	202,500
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	430,000	414,413
Blue Racer Midstream LLC 7.625%, 12/15/25§	321,000	323,745
6.625%, 7/15/26§	304,000	298,713
Buckeye Partners LP 4.500%, 3/1/28§	250,000	222,500
5.850%, 11/15/43	175,000	130,156
5.600%, 10/15/44	150,000	109,074
Callon Petroleum Co. 7.500%, 6/15/30 (x)§	641,000	602,540
Chesapeake Energy Corp. 6.750%, 4/15/29 (x)§	400,000	397,044
CNX Midstream Partners LP 4.750%, 4/15/30§	425,000	356,469
CNX Resources Corp. 7.375%, 1/15/31§	325,000	314,438
Comstock Resources, Inc. 6.750%, 3/1/29§	25,000	22,844
5.875%, 1/15/30 (x)§	950,000	822,035
Crescent Energy Finance LLC 7.250%, 5/1/26 (x)§	488,000	456,905
Crestwood Midstream Partners LP 5.625%, 5/1/27§	136,000	128,520
6.000%, 2/1/29§	638,000	595,733
7.375%, 2/1/31§	250,000	246,875
CrownRock LP 5.625%, 10/15/25§	656,000	644,520
Delek Logistics Partners LP 6.750%, 5/15/25	637,000	623,763
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	302,000	274,820
EnLink Midstream LLC 6.500%, 9/1/30§	175,000	174,580
Enviva Partners LP 6.500%, 1/15/26§	575,000	452,812
EQM Midstream Partners LP 4.750%, 1/15/31§	325,000	283,969
Genesis Energy LP 8.000%, 1/15/27	564,000	548,490
7.750%, 2/1/28	799,000	755,055
8.875%, 4/15/30	250,000	243,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Hess Midstream Operations LP 5.500%, 10/15/30§	$250,000	$230,625
Hilcorp Energy I LP 6.000%, 4/15/30§	125,000	113,125
6.000%, 2/1/31§	325,000	290,062
6.250%, 4/15/32§	375,000	333,750
Holly Energy Partners LP 5.000%, 2/1/28§	785,000	720,238
Kinetik Holdings LP 5.875%, 6/15/30§	510,000	485,137
MEG Energy Corp. 5.875%, 2/1/29§	650,000	607,750
New Fortress Energy, Inc. 6.750%, 9/15/25§	200,000	187,625
NuStar Logistics LP 5.750%, 10/1/25	218,000	211,460
6.000%, 6/1/26	250,000	241,875
Occidental Petroleum Corp. 6.450%, 9/15/36	785,000	804,099
6.600%, 3/15/46	325,000	332,203
Permian Resources Operating LLC 5.875%, 7/1/29§	1,177,000	1,106,380
Rockies Express Pipeline LLC 4.950%, 7/15/29 (x)§	375,000	340,312
4.800%, 5/15/30§	625,000	546,875
Southwestern Energy Co. 4.750%, 2/1/32	501,000	439,502
Summit Midstream Holdings LLC 9.000%, 10/15/26 (e)§	585,000	568,181
Sunoco LP 4.500%, 4/30/30	916,000	794,630
Venture Global Calcasieu Pass LLC 6.250%, 1/15/30§	225,000	222,188
Venture Global LNG, Inc. 8.375%, 6/1/31§	1,050,000	1,051,155
Western Midstream Operating LP 5.300%, 3/1/48	225,000	186,706

		20,311,186

Total Energy		21,211,135

Financials (11.7%)
Capital Markets (0.1%)
Aretec Escrow Issuer, Inc. 7.500%, 4/1/29 (x)§	202,000	172,710

Consumer Finance (4.3%)
Bread Financial Holdings, Inc. 4.750%, 12/15/24§	286,000	279,742
7.000%, 1/15/26§	1,351,000	1,263,185
Credit Acceptance Corp. 6.625%, 3/15/26 (x)	400,000	383,576
Ford Motor Credit Co. LLC 2.300%, 2/10/25	326,000	303,995
6.950%, 6/10/26	224,000	225,263
4.950%, 5/28/27	300,000	282,360
4.125%, 8/17/27	500,000	454,850
3.815%, 11/2/27 (x)	200,000	178,750
2.900%, 2/16/28	250,000	213,437
5.113%, 5/3/29	200,000	185,250
7.350%, 3/6/30	361,000	367,318
7.200%, 6/10/30	250,000	251,719
4.000%, 11/13/30 (x)	1,975,000	1,673,813
GGAM Finance Ltd. 8.000%, 6/15/28§	1,152,000	1,152,588
OneMain Finance Corp. 6.625%, 1/15/28	675,000	634,007
4.000%, 9/15/30	1,125,000	862,031
PROG Holdings, Inc. 6.000%, 11/15/29§	925,000	802,437

		9,514,321

Financial Services (3.2%)
Armor Holdco, Inc. 8.500%, 11/15/29§	243,000	204,728
Burford Capital Global Finance LLC 9.250%, 7/1/31 (x)§	500,000	496,925
Freedom Mortgage Corp. 8.250%, 4/15/25§	480,000	468,600
6.625%, 1/15/27§	419,000	362,435
Home Point Capital, Inc. 5.000%, 2/1/26§	500,000	446,875
Nationstar Mortgage Holdings, Inc. 5.500%, 8/15/28§	525,000	456,750
Oxford Finance LLC 6.375%, 2/1/27§	825,000	763,125
PHH Mortgage Corp. 7.875%, 3/15/26§	208,000	185,120
Provident Funding Associates LP 6.375%, 6/15/25§	675,000	594,000
Rocket Mortgage LLC 2.875%, 10/15/26§	226,000	198,880
3.625%, 3/1/29§	200,000	167,500
3.875%, 3/1/31§	675,000	545,405
4.000%, 10/15/33§	75,000	58,668
Shift4 Payments LLC 4.625%, 11/1/26§	969,000	896,325
United Wholesale Mortgage LLC 5.500%, 11/15/25§	450,000	426,375
Verscend Escrow Corp. 9.750%, 8/15/26§	949,000	950,186

		7,221,897

Insurance (4.1%)
Acrisure LLC 7.000%, 11/15/25§	1,900,000	1,828,750
4.250%, 2/15/29§	275,000	236,500
Alliant Holdings Intermediate LLC 4.250%, 10/15/27§	850,000	780,938
6.750%, 10/15/27 (x)§	703,000	661,776
AmWINS Group, Inc. 4.875%, 6/30/29§	1,400,000	1,260,000
AssuredPartners, Inc. 7.000%, 8/15/25§	675,000	666,562
5.625%, 1/15/29 (x)§	600,000	517,500
BroadStreet Partners, Inc. 5.875%, 4/15/29§	348,000	299,447
HUB International Ltd. 7.000%, 5/1/26§	664,000	660,414
5.625%, 12/1/29 (x)§	150,000	134,081
NFP Corp. 4.875%, 8/15/28§	600,000	537,000
6.875%, 8/15/28 (x)§	1,800,000	1,563,750

		9,146,718

Total Financials		26,055,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Health Care (4.3%)
Biotechnology (0.3%)
Grifols Escrow Issuer SA 3.875%, 10/15/28§	EUR	225,000	$209,068
4.750%, 10/15/28 (x)§		$430,000	371,950

			581,018

Health Care Equipment & Supplies (0.9%)
Garden Spinco Corp. 8.625%, 7/20/30 (x)§		913,000	981,475
Medline Borrower LP 3.875%, 4/1/29§		347,000	300,849
5.250%, 10/1/29 (x)§		554,000	480,595
Varex Imaging Corp. 7.875%, 10/15/27§		258,000	255,420

			2,018,339

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc. 5.500%, 7/1/28§		550,000	523,743
5.000%, 4/15/29§		250,000	230,625
AdaptHealth LLC 6.125%, 8/1/28§		281,000	243,768
5.125%, 3/1/30§		298,000	241,469
Fortrea Holdings, Inc. 7.500%, 7/1/30 (x)§		120,000	122,827
HealthEquity, Inc. 4.500%, 10/1/29 (x)§		568,000	498,420
Heartland Dental LLC 10.500%, 4/30/28 (x)§		311,000	308,667
Tenet Healthcare Corp. 4.875%, 1/1/26		522,000	507,499
4.625%, 6/15/28		100,000	93,134
6.125%, 10/1/28 (x)		825,000	794,228
6.125%, 6/15/30		264,000	260,119
US Acute Care Solutions LLC 6.375%, 3/1/26§		428,000	366,475

			4,190,974

Health Care Technology (0.2%)
IQVIA, Inc. 5.000%, 5/15/27§		200,000	192,000
5.700%, 5/15/28§		300,000	296,949

			488,949

Pharmaceuticals (1.0%)
Bausch Health Cos., Inc. 5.500%, 11/1/25§		604,000	532,245
11.000%, 9/30/28 (x)§		249,000	174,922
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§		538,000	494,960
3.500%, 4/1/30§		550,000	445,500
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§		400,000	364,000
Organon & Co. 5.125%, 4/30/31§		217,000	178,483

			2,190,110

Total Health Care			9,469,390

Industrials (10.2%)
Aerospace & Defense (1.1%)
Rolls-Royce plc 5.750%, 10/15/27§		452,000	439,570
TransDigm UK Holdings plc 6.875%, 5/15/26		225,000	222,750
TransDigm, Inc. 6.250%, 3/15/26§		500,000	497,500
6.375%, 6/15/26		50,000	49,000
7.500%, 3/15/27		400,000	399,000
5.500%, 11/15/27		300,000	282,750
6.750%, 8/15/28§		450,000	450,509
4.625%, 1/15/29		125,000	110,911

			2,451,990

Building Products (1.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§		113,000	111,505
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§		216,000	204,120
CP Atlas Buyer, Inc. 7.000%, 12/1/28§		268,000	207,700
Eco Material Technologies, Inc. 7.875%, 1/31/27§		650,000	614,250
Emerald Debt Merger Sub LLC 6.625%, 12/15/30§		406,000	401,684
JELD-WEN, Inc. 6.250%, 5/15/25 (x)§		250,000	251,817
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§		279,000	253,890
Smyrna Ready Mix Concrete LLC 6.000%, 11/1/28§		375,000	352,500
Standard Industries, Inc. 4.375%, 7/15/30§		332,000	286,865
Summit Materials LLC 5.250%, 1/15/29§		218,000	205,384

			2,889,715

Commercial Services & Supplies (4.1%)
ACCO Brands Corp. 4.250%, 3/15/29 (x)§		450,000	378,000
ADT Security Corp. (The) 4.875%, 7/15/32§		491,000	418,578
Allied Universal Holdco LLC 6.625%, 7/15/26§		732,000	692,726
9.750%, 7/15/27§		464,000	408,320
6.000%, 6/1/29 (x)§		151,000	110,985
Aramark Services, Inc. 5.000%, 4/1/25§		428,000	421,730
6.375%, 5/1/25§		365,000	364,544
5.000%, 2/1/28§		775,000	728,732
Covanta Holding Corp. 4.875%, 12/1/29§		1,200,000	1,032,000
5.000%, 9/1/30		75,000	63,491
Garda World Security Corp. 9.500%, 11/1/27§		850,000	816,000
6.000%, 6/1/29 (x)§		310,000	252,650
GFL Environmental, Inc. 5.125%, 12/15/26§		356,000	342,205
4.000%, 8/1/28§		250,000	222,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 6/15/29§	$575,000	$523,250
4.375%, 8/15/29§	825,000	730,125
Madison IAQ LLC 5.875%, 6/30/29§	267,000	216,270
Matthews International Corp. 5.250%, 12/1/25§	992,000	949,840
Neptune Bidco US, Inc. 9.290%, 4/15/29§	289,000	265,519
OPENLANE, Inc. 5.125%, 6/1/25§	117,000	114,221

		9,051,511

Construction & Engineering (0.5%)
Dycom Industries, Inc. 4.500%, 4/15/29 (x)§	440,000	398,200
Pike Corp. 5.500%, 9/1/28§	500,000	448,750
Weekley Homes LLC 4.875%, 9/15/28§	242,000	216,590

		1,063,540

Ground Transportation (1.0%)
EquipmentShare.com, Inc. 9.000%, 5/15/28 (x)§	157,000	152,094
NESCO Holdings II, Inc. 5.500%, 4/15/29§	548,000	491,830
Watco Cos. LLC 6.500%, 6/15/27§	842,000	802,005
Williams Scotsman International, Inc. 6.125%, 6/15/25§	79,000	78,407
XPO Escrow Sub LLC 7.500%, 11/15/27§	373,000	377,776
XPO, Inc. 7.125%, 6/1/31 (x)§	278,000	277,305

		2,179,417

Machinery (0.3%)
ATS Corp. 4.125%, 12/15/28 (x)§	398,000	356,210
Chart Industries, Inc. 7.500%, 1/1/30§	299,000	304,292

		660,502

Passenger Airlines (1.0%)
Air Canada 3.875%, 8/15/26§	750,000	695,220
American Airlines, Inc. 5.500%, 4/20/26§	200,000	197,250
5.750%, 4/20/29§	325,000	314,516
Hawaiian Brand Intellectual Property Ltd. 5.750%, 1/20/26§	325,000	307,606
United Airlines, Inc. 4.375%, 4/15/26§	250,000	236,250
VistaJet Malta Finance plc 9.500%, 6/1/28§	325,000	297,375
6.375%, 2/1/30 (x)§	225,000	180,562

		2,228,779

Professional Services (0.7%)
AMN Healthcare, Inc. 4.625%, 10/1/27§	275,000	254,375
ASGN, Inc. 4.625%, 5/15/28§	575,000	520,375
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29 (x)§	375,000	330,649
KBR, Inc. 4.750%, 9/30/28§	300,000	272,250
Science Applications International Corp. 4.875%, 4/1/28§	312,000	290,160

		1,667,809

Trading Companies & Distributors (0.2%)
WESCO Distribution, Inc. 7.250%, 6/15/28§	469,000	478,474

Total Industrials		22,671,737

Information Technology (9.0%)
Communications Equipment (1.4%)
CommScope Technologies LLC 6.000%, 6/15/25§	367,000	341,229
CommScope, Inc. 6.000%, 3/1/26 (x)§	576,000	537,120
8.250%, 3/1/27 (x)§	724,000	576,702
7.125%, 7/1/28§	50,000	35,500
4.750%, 9/1/29 (x)§	1,172,000	914,160
Viasat, Inc. 5.625%, 9/15/25§	450,000	434,615
5.625%, 4/15/27§	400,000	372,184

		3,211,510

Electronic Equipment, Instruments & Components (0.3%)
Coherent Corp. 5.000%, 12/15/29 (x)§	217,000	195,300
Likewize Corp. 9.750%, 10/15/25§	298,000	282,355
Sensata Technologies, Inc. 3.750%, 2/15/31§	274,000	232,900

		710,555

IT Services (1.1%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	354,000	286,737
Cablevision Lightpath LLC 3.875%, 9/15/27§	650,000	544,375
5.625%, 9/15/28§	200,000	149,000
ION Trading Technologies Sarl 5.750%, 5/15/28 (x)§	400,000	344,144
Northwest Fiber LLC 6.000%, 2/15/28§	267,000	210,930
Presidio Holdings, Inc. 8.250%, 2/1/28 (x)§	296,000	280,623
Twilio, Inc. 3.875%, 3/15/31 (x)	450,000	373,500
Unisys Corp. 6.875%, 11/1/27§	494,000	355,808

		2,545,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Software (6.2%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	$756,000	$737,100
Alteryx, Inc. 8.750%, 3/15/28 (x)§	360,000	352,728
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	606,000	509,767
Black Knight InfoServ LLC 3.625%, 9/1/28 (x)§	207,000	185,994
Boxer Parent Co., Inc. 7.125%, 10/2/25§	346,000	345,865
Camelot Finance SA 4.500%, 11/1/26§	608,000	569,240
Capstone Borrower, Inc. 8.000%, 6/15/30 (x)§	755,000	745,570
Central Parent, Inc. 7.250%, 6/15/29§	261,000	257,411
Clarivate Science Holdings Corp. 3.875%, 7/1/28§	400,000	352,000
4.875%, 7/1/29 (x)§	1,638,000	1,443,488
Cloud Software Group, Inc. 6.500%, 3/31/29§	234,000	207,967
9.000%, 9/30/29§	406,000	353,220
Gen Digital, Inc. 5.000%, 4/15/25§	564,000	549,900
7.125%, 9/30/30 (x)§	897,000	895,879
Helios Software Holdings, Inc. 4.625%, 5/1/28 (x)§	272,000	230,860
McAfee Corp. 7.375%, 2/15/30§	624,000	542,693
NCR Corp. 5.000%, 10/1/28§	419,000	372,160
5.125%, 4/15/29§	609,000	538,965
Open Text Holdings, Inc. 4.125%, 12/1/31§	635,000	519,112
Rocket Software, Inc. 6.500%, 2/15/29 (x)§	580,000	487,200
SS&C Technologies, Inc. 5.500%, 9/30/27§	2,016,000	1,930,320
ZoomInfo Technologies LLC 3.875%, 2/1/29§	1,810,000	1,551,351

		13,678,790

Total Information Technology		20,145,972

Materials (7.9%)
Chemicals (2.5%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	275,000	197,807
Avient Corp. 5.750%, 5/15/25 (x)§	184,000	181,240
7.125%, 8/1/30§	339,000	341,065
Axalta Coating Systems LLC 4.750%, 6/15/27§	350,000	331,187
Diamond BC BV 4.625%, 10/1/29§	325,000	330,688
HB Fuller Co. 4.250%, 10/15/28	372,000	327,360
Illuminate Buyer LLC 9.000%, 7/1/28§	888,000	774,780
INEOS Quattro Finance 2 plc 3.375%, 1/15/26 (x)§	300,000	271,500
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	338,000	283,075
Minerals Technologies, Inc. 5.000%, 7/1/28§	555,000	505,744
NOVA Chemicals Corp. 4.875%, 6/1/24§	202,000	196,899
Nufarm Australia Ltd. 5.000%, 1/27/30§	418,000	368,133
Olin Corp. 5.625%, 8/1/29	356,000	342,045
Olympus Water US Holding Corp. 4.250%, 10/1/28 (x)§	558,000	439,425
6.250%, 10/1/29§	200,000	144,000
WR Grace Holdings LLC 5.625%, 8/15/29 (x)§	627,000	511,757

		5,546,705

Containers & Packaging (4.0%)
ARD Finance SA 6.500%, 6/30/27 PIK§	496,000	401,760
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29 (x)§	1,834,000	1,444,275
Ardagh Packaging Finance plc 4.125%, 8/15/26§	400,000	371,116
5.250%, 8/15/27 (x)§	200,000	168,000
Ball Corp. 6.875%, 3/15/28	292,000	296,958
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	385,000	336,875
Crown Americas LLC 5.250%, 4/1/30 (x)	314,000	299,085
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	453,000	383,950
LABL, Inc. 6.750%, 7/15/26§	355,000	347,900
10.500%, 7/15/27§	617,000	592,320
5.875%, 11/1/28§	227,000	205,435
Mauser Packaging Solutions Holding Co. 7.875%, 8/15/26 (x)§	366,000	363,156
9.250%, 4/15/27 (x)§	1,150,000	1,058,000
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27 (x)§	333,000	328,005
7.250%, 5/15/31§	258,000	261,225
Sealed Air Corp. 6.125%, 2/1/28 (x)§	182,000	180,655
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	1,640,000	1,570,300
8.500%, 8/15/27 (e)§	200,000	191,500

		8,800,515

Metals & Mining (1.4%)
Arconic Corp. 6.125%, 2/15/28§	1,200,000	1,212,000
Constellium SE 5.875%, 2/15/26§	250,000	244,375
5.625%, 6/15/28§	250,000	235,000
3.750%, 4/15/29 (x)§	325,000	276,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Kaiser Aluminum Corp. 4.500%, 6/1/31§	$378,000	$300,510
Novelis Corp. 4.750%, 1/30/30§	250,000	221,570
3.875%, 8/15/31§	100,000	81,500
SunCoke Energy, Inc. 4.875%, 6/30/29§	750,000	627,015

		3,198,220

Total Materials		17,545,440

Real Estate (1.5%)
Diversified REITs (0.2%)
HAT Holdings I LLC (REIT) 3.375%, 6/15/26§	150,000	133,125
VICI Properties LP (REIT) 4.625%, 6/15/25§	350,000	337,190

		470,315

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	356,000	327,520
4.875%, 5/15/29§	479,000	412,601
XHR LP (REIT) 6.375%, 8/15/25§	354,000	346,477
4.875%, 6/1/29§	156,000	134,160

		1,220,758

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28 (x)§	336,000	304,080
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	820,000	787,200
Howard Hughes Corp. (The) 4.375%, 2/1/31§	255,000	202,725

		1,294,005

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	429,000	396,557

Total Real Estate		3,381,635

Utilities (0.4%)
Gas Utilities (0.1%)
Suburban Propane Partners LP 5.000%, 6/1/31§	250,000	209,375

Water Utilities (0.3%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§	618,000	596,370

Total Utilities		805,745

Total Corporate Bonds		185,162,258

Loan Participations (3.3%)
Consumer Discretionary (0.8%)
Auto Components (0.1%)
EyeCare Partners LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 6.75%), 12.253%, 11/15/29 (k)	425,000	283,687

Automobiles (0.4%)
First Brands Group LLC, 1st Lien Term Loan (CME Term SOFR 6 Month + 5.00%), 10.252%, 3/30/27 (k)	465,299	456,574
First Brands Group LLC, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.50%), 13.602%, 3/30/28 (k)	300,000	270,000
First Brands Group LLC, Term Loan (CME Term SOFR 6 Month + 5.00%), 10.246%, 3/30/27 (k)	74,813	72,662

		799,236

Diversified Consumer Services (0.3%)
Tecta America Corp., 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 8.50%), 13.717%, 4/9/29 (k)	750,000	712,500

Total Consumer Discretionary		1,795,423

Financials (1.3%)
Capital Markets (0.5%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 6.25%), 11.452%, 11/5/29 (k)	1,300,000	1,157,000

Insurance (0.8%)
Asurion LLC, 2nd Lien Term Loan B3
(CME Term SOFR 1 Month + 5.25%), 10.452%, 1/31/28 (k)	1,050,000	885,750
Asurion LLC, 2nd Lien Term Loan B4
(CME Term SOFR 1 Month + 5.25%), 10.452%, 1/20/29 (k)	1,100,000	922,350

		1,808,100

Total Financials		2,965,100

Health Care (0.2%)
Health Care Providers & Services (0.2%)
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.25%), 12.592%, 3/2/29 (k)	375,000	187,500
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD + 6.75%), 12.023%, 6/26/26 (k)	475,000	250,563

Total Health Care		438,063

Information Technology (1.0%)
Software (1.0%)
Applied Systems, Inc., 2nd Lien Term Loan
(CME Term SOFR 3 Month + 6.75%), 11.992%, 9/17/27 (k)	967,193	966,387
Ascend Learning LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.75%), 10.952%, 12/10/29 (k)	100,000	84,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Loyalty Ventures, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 11.250%, 11/3/27 (k)	$323,750	$32,375
UKG, Inc., 2nd Lien Incremental Term Loan
(CME Term SOFR 3 Month + 5.25%), 10.620%, 5/3/27 (k)	1,250,000	1,205,469

Total Information Technology		2,288,231

Total Loan Participations		7,486,817

Total Long-Term Debt Securities (86.5%) (Cost $209,289,166)		192,649,075

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF	246,900	8,715,570
iShares iBoxx High Yield Corporate Bond ETF (x)	74,030	5,557,432
SPDR Bloomberg High Yield Bond ETF (x)	59,894	5,512,045

Total Exchange Traded Funds (8.9%) (Cost $23,422,938)		19,785,047

SHORT-TERM INVESTMENTS:
Investment Companies (7.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	2,352,269	2,352,740
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.02% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		16,352,740

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $3,169,808, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $3,231,844. (xx)	$3,168,475	3,168,475
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $4,001,690, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $4,082,207. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		7,168,475

U.S. Treasury Obligations (1.3%)
U.S. Treasury Bills 2.51%, 7/6/23 (p)	1,100,000	1,099,540
4.21%, 7/18/23 (p)	575,000	573,792
4.71%, 8/3/23 (p)	1,100,000	1,095,133
4.92%, 8/22/23 (p)	200,000	198,562

Total U.S. Treasury Obligations		2,967,027

Total Short-Term Investments (11.9%) (Cost $26,487,540)		26,488,242

Total Investments in Securities (107.3%) (Cost $259,199,644)		238,922,364
Other Assets Less Liabilities (-7.3%)		(16,274,742)

Net Assets (100%)		$222,647,622

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $165,274,809 or 74.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $25,717,432. This was collateralized by $5,088,491 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.329%, maturing 7/31/23 - 11/15/52 and by cash of $21,168,475 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
EUR	— European Currency Unit
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	218,234	EUR	198,000	JPMorgan Chase Bank	9/18/2023	1,350

Net unrealized appreciation						1,350

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$23,158,314	$—	$23,158,314
Consumer Discretionary	—	30,503,220	—	30,503,220
Consumer Staples	—	10,214,024	—	10,214,024
Energy	—	21,211,135	—	21,211,135
Financials	—	26,055,646	—	26,055,646
Health Care	—	9,469,390	—	9,469,390
Industrials	—	22,671,737	—	22,671,737
Information Technology	—	20,145,972	—	20,145,972
Materials	—	17,545,440	—	17,545,440
Real Estate	—	3,381,635	—	3,381,635
Utilities	—	805,745	—	805,745
Exchange Traded Funds	19,785,047	—	—	19,785,047
Forward Currency Contracts	—	1,350	—	1,350
Loan Participations
Consumer Discretionary	—	1,795,423	—	1,795,423
Financials	—	2,965,100	—	2,965,100
Health Care	—	438,063	—	438,063
Information Technology	—	2,288,231	—	2,288,231
Short-Term Investments
Investment Companies	16,352,740	—	—	16,352,740
Repurchase Agreements	—	7,168,475	—	7,168,475
U.S. Treasury Obligations	—	2,967,027	—	2,967,027

Total Assets	$36,137,787	$202,785,927	$—	$238,923,714

Total Liabilities	$—	$—	$—	$—

Total	$36,137,787	$202,785,927	$—	$238,923,714

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,350

Total		$1,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,350	$1,350

Total	$1,350	$1,350

^	The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts sold – in USD	$218,234

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$1,350	$—	$—	$1,350

Total	$1,350	$—	$—	$1,350

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,164,881
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,739,577

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,120,588
Aggregate gross unrealized depreciation	(21,848,119)

Net unrealized depreciation	$(20,727,531)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$259,651,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $252,031,169)	$231,753,889
Repurchase Agreements (Cost $7,168,475)	7,168,475
Cash	3,216,633
Foreign cash (Cost $5,731)	5,452
Dividends, interest and other receivables	3,336,501
Receivable for securities sold	661,323
Securities lending income receivable	16,938
Receivable for Portfolio shares sold	13,522
Unrealized appreciation on forward foreign currency contracts	1,350
Other assets	2,537

Total assets	246,176,620

LIABILITIES
Payable for return of collateral on securities loaned	21,168,475
Payable for securities purchased	2,056,964
Payable for Portfolio shares repurchased	109,959
Investment management fees payable	97,850
Administrative fees payable	23,180
Distribution fees payable – Class IB	11,457
Accrued expenses	61,113

Total liabilities	23,528,998

NET ASSETS	$222,647,622

Net assets were comprised of:
Paid in capital	$256,227,510
Total distributable earnings (loss)	(33,579,888)

Net assets	$222,647,622

Class IB
Net asset value, offering and redemption price per share, $56,253,675 / 6,495,875 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

Class K
Net asset value, offering and redemption price per share, $166,393,947 / 19,198,487 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.67

(x)	Includes value of securities on loan of $25,717,432.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$6,637,707
Dividends	550,033
Securities lending (net)	92,424

Total income	7,280,164

EXPENSES
Investment management fees	647,796
Administrative fees	138,064
Distribution fees – Class IB	67,492
Professional fees	37,642
Custodian fees	32,531
Printing and mailing expenses	10,934
Trustees’ fees	3,306
Miscellaneous	7,196

Gross expenses	944,961
Less: Waiver from investment manager	(67,499)

Net expenses	877,462

NET INVESTMENT INCOME (LOSS)	6,402,702

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,048,263)
Foreign currency transactions	(12)

Net realized gain (loss)	(3,048,275)

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,384,206
Forward foreign currency contracts	1,350
Foreign currency translations	78

Net change in unrealized appreciation (depreciation)	7,385,634

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,337,359

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,740,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,402,702	$11,561,516
Net realized gain (loss)	(3,048,275)	(3,991,507)
Net change in unrealized appreciation (depreciation)	7,385,634	(31,704,037)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,740,061	(24,134,028)

Distributions to shareholders:
Class IB	—	(2,789,675)
Class K	—	(8,958,170)

Total distributions to shareholders	—	(11,747,845)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 765,957 and 1,000,361 shares, respectively ]	6,542,370	8,992,966
Capital shares issued in reinvestment of dividends [ 0 and 330,469 shares, respectively ]	—	2,789,675
Capital shares repurchased [ (537,914) and (963,586) shares, respectively]	(4,587,336)	(8,625,359)

Total Class IB transactions	1,955,034	3,157,282

Class K
Capital shares sold [ 954,416 and 1,326,078 shares, respectively ]	8,198,370	11,807,052
Capital shares issued in reinvestment of dividends [ 0 and 1,061,764 shares, respectively ]	—	8,958,170
Capital shares repurchased [ (885,543) and (2,519,724) shares, respectively]	(7,553,212)	(22,658,913)

Total Class K transactions	645,158	(1,893,691)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,600,192	1,263,591

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,340,253	(34,618,282)
NET ASSETS:
Beginning of period	209,307,369	243,925,651

End of period	$222,647,622	$209,307,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.24		$9.70	$9.75	$9.60	$8.94	$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.46	0.43	0.46	0.48	0.50
Net realized and unrealized gain (loss)	0.18		(1.45)	(0.05)	0.16	0.67	(0.70)

Total from investment operations	0.42		(0.99)	0.38	0.62	1.15	(0.20)

Less distributions:
Dividends from net investment income	—		(0.47)	(0.43)	(0.47)	(0.49)	(0.53)

Net asset value, end of period	$8.66		$8.24	$9.70	$9.75	$9.60	$8.94

Total return (b)	5.10%		(10.30)%	3.95%	6.48%	12.94%	(2.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,254		$51,671	$57,218	$46,783	$41,122	$28,369
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.04%
Before waivers (a)(f)	1.06%		1.06%	1.04%	1.08%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.74%		5.14%	4.31%	4.79%	4.92%	5.20%
Before waivers (a)(f)	5.68%		5.08%	4.26%	4.71%	4.85%	5.16%
Portfolio turnover rate^	11	%(z)	26%	53%	67%	47%	41%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.24		$9.69	$9.74	$9.59	$8.93	$9.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.48	0.45	0.48	0.50	0.53
Net realized and unrealized gain (loss)	0.18		(1.44)	(0.05)	0.16	0.68	(0.71)

Total from investment operations	0.43		(0.96)	0.40	0.64	1.18	(0.18)

Less distributions:
Dividends from net investment income	—		(0.49)	(0.45)	(0.49)	(0.52)	(0.55)

Net asset value, end of period	$8.67		$8.24	$9.69	$9.74	$9.59	$8.93

Total return (b)	5.22%		(9.99)%	4.19%	6.74%	13.23%	(1.99)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,394		$157,636	$186,707	$171,719	$176,238	$163,753
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.79%
Before waivers (a)(f)	0.81%		0.81%	0.79%	0.83%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.99%		5.38%	4.56%	5.04%	5.18%	5.44%
Before waivers (a)(f)	5.93%		5.32%	4.51%	4.96%	5.11%	5.41%
Portfolio turnover rate^	11	%(z)	26%	53%	67%	47%	41%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Health Care	32.5%
Information Technology	18.3
Financials	13.7
Industrials	11.3
Consumer Discretionary	8.2
Repurchase Agreements	7.1
Communication Services	4.2
Consumer Staples	3.6
Energy	2.5
Real Estate	1.9
Investment Companies	1.8
Materials	1.8
Utilities	0.4
Cash and Other	(7.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,064.30	$5.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,065.00	4.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	3,454	$109,457
ATN International, Inc.	2,065	75,579
Bandwidth, Inc., Class A*	4,407	60,288
Charge Enterprises, Inc.*	25,240	24,735
Consolidated Communications Holdings, Inc.*	13,939	53,386
IDT Corp., Class B*	2,929	75,715
NextPlat Corp. (x)*	848	2,307
Ooma, Inc.*	4,469	66,901

		468,368

Entertainment (0.7%)
Chicken Soup For The Soul Entertainment, Inc., Class A (x)*	1,358	1,609
CuriosityStream, Inc. (x)*	4,484	4,181
FG Group Holdings, Inc.*	2,491	4,783
Gaia, Inc., Class A*	2,294	5,299
GameSquare Holdings, Inc.*	1,041	3,154
Golden Matrix Group, Inc. (x)*	1,240	3,199
IMAX Corp.*	30,111	511,586
Kartoon Studios, Inc. (x)*	5,395	10,305
LiveOne, Inc.*	12,245	21,551
Loop Media, Inc. (x)*	6,799	16,250
Marcus Corp. (The)	4,594	68,129
Playstudios, Inc.*	16,067	78,889
Reading International, Inc., Class A (x)*	3,443	9,124
Reservoir Media, Inc.*	3,661	22,039
Vivid Seats, Inc., Class A*	40,898	323,912

		1,084,010

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)*	1,958	8,968
DHI Group, Inc.*	8,165	31,272
EverQuote, Inc., Class A*	3,989	25,928
fuboTV, Inc. (x)*	38,233	79,525
Liberty TripAdvisor Holdings, Inc., Class A*	534	347
MediaAlpha, Inc., Class A*	4,839	49,890
Nextdoor Holdings, Inc.*	27,316	89,050
Outbrain, Inc.*	7,705	37,909
QuinStreet, Inc.*	9,762	86,198
System1, Inc. (x)*	4,603	20,714
Travelzoo*	1,353	10,675
TrueCar, Inc.*	16,570	37,448

		477,924

Media (2.3%)
AdTheorent Holding Co., Inc.*	12,796	17,914
Advantage Solutions, Inc.*	16,272	38,076
Beasley Broadcast Group, Inc., Class A*	880	898
Boston Omaha Corp., Class A*	4,347	81,811
Cardlytics, Inc.*	6,349	40,126
Clear Channel Outdoor Holdings, Inc.*	69,631	95,394
comScore, Inc. (x)*	15,727	12,739
Cumulus Media, Inc., Class A*	3,631	14,887
Daily Journal Corp.*	251	72,609
Direct Digital Holdings, Inc., Class A*	353	1,006
Emerald Holding, Inc. (x)*	3,002	12,308
Entravision Communications Corp., Class A	11,321	49,699
Gambling.com Group Ltd.*	1,982	20,296
Gannett Co., Inc.*	27,121	61,022
Harte Hanks, Inc. (x)*	1,215	6,658
iHeartMedia, Inc., Class A*	19,272	70,150
Innovid Corp.*	18,620	20,296
Integral Ad Science Holding Corp.*	100,187	1,801,362
Lee Enterprises, Inc. (x)*	982	13,228
Marchex, Inc., Class B (x)*	3,708	7,861
Perion Network Ltd.*	25,223	773,589
Quotient Technology, Inc.*	16,994	65,257
Saga Communications, Inc., Class A	730	15,593
Salem Media Group, Inc., Class A*	466	446
Thryv Holdings, Inc.*	5,826	143,320
Townsquare Media, Inc., Class A (x)	2,261	26,929
Urban One, Inc.*	2,455	14,730
Urban One, Inc., Class A*	1,392	8,338

		3,486,542

Wireless Telecommunication Services (0.6%)
FingerMotion, Inc. (x)*	6,957	20,801
Gogo, Inc.*	46,408	789,400
KORE Group Holdings, Inc.*	7,540	9,199
Spok Holdings, Inc.	3,357	44,615
SurgePays, Inc. (x)*	1,534	11,214

		875,229

Total Communication Services		6,392,073

Consumer Discretionary (8.2%)
Automobile Components (0.7%)
Cooper-Standard Holdings, Inc.*	2,954	42,124
Holley, Inc. (x)*	9,933	40,626
Modine Manufacturing Co.*	24,706	815,792
Motorcar Parts of America, Inc.*	3,612	27,957
Solid Power, Inc.*	29,133	73,998
Stoneridge, Inc.*	4,984	93,948
Strattec Security Corp.*	774	14,087
Superior Industries International, Inc.*	3,831	13,792
Sypris Solutions, Inc. (x)*	2,100	4,284

		1,126,608

Automobiles (0.0%)†
Envirotech Vehicles, Inc.*	843	1,770
Volcon, Inc.*	1,741	992
Workhorse Group, Inc.*	31,417	27,383

		30,145

Broadline Retail (0.1%)
1stdibs.com, Inc.*	4,726	17,675
Big Lots, Inc.	5,368	47,399
ContextLogic, Inc., Class A (x)*	4,169	27,432
Groupon, Inc., Class A*	4,191	24,769

		117,275

Distributors (0.0%)†
AMCON Distributing Co.	30	6,090
Weyco Group, Inc.	1,108	29,573

		35,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.9%)
2U, Inc.*	14,867	$59,914
American Public Education, Inc.*	3,220	15,263
Carriage Services, Inc., Class A	2,521	81,857
European Wax Center, Inc., Class A (x)*	32,568	606,742
Lincoln Educational Services Corp.*	4,445	29,959
Nerdy, Inc.*	11,133	46,425
OneSpaWorld Holdings Ltd.*	13,706	165,843
Perdoceo Education Corp.*	12,634	155,019
Regis Corp. (x)*	7,902	8,771
Rover Group, Inc., Class A*	17,439	85,625
Universal Technical Institute, Inc.*	6,144	42,455
Wag! Group Co. (x)*	2,063	4,332
WW International, Inc.*	10,249	68,873
XWELL, Inc. (x)*	4,323	868

		1,371,946

Hotels, Restaurants & Leisure (3.6%)
Allied Gaming & Entertainment, Inc. (x)*	2,217	2,328
Ark Restaurants Corp.	277	5,125
Biglari Holdings, Inc., Class B*	139	27,402
BJ’s Restaurants, Inc.*	4,293	136,517
Bluegreen Vacations Holding Corp., Class A	2,024	72,156
Canterbury Park Holding Corp. (x)	613	14,271
Carrols Restaurant Group, Inc.*	6,900	34,776
Century Casinos, Inc.*	5,129	36,416
Chuy’s Holdings, Inc.*	3,402	138,870
Denny’s Corp.*	10,267	126,489
El Pollo Loco Holdings, Inc.	5,383	47,209
F45 Training Holdings, Inc.*	6,451	3,226
FAT Brands, Inc., Class A	180	1,238
Fiesta Restaurant Group, Inc.*	3,307	26,258
First Watch Restaurant Group, Inc.*	16,293	275,352
Flanigan’s Enterprises, Inc.	177	5,425
Full House Resorts, Inc.*	6,150	41,205
GAN Ltd.*	7,992	13,107
Golden Entertainment, Inc.*	3,800	158,840
Good Times Restaurants, Inc.*	1,718	5,841
Hall of Fame Resort & Entertainment Co. (x)*	461	4,817
Inspired Entertainment, Inc.*	4,089	60,149
Kura Sushi USA, Inc., Class A (x)*	20,804	1,933,732
Lindblad Expeditions Holdings, Inc.*	6,563	71,405
Mondee Holdings, Inc., Class A (x)*	8,506	75,788
Muscle Maker, Inc.*	5,232	6,226
Nathan’s Famous, Inc. (x)	528	41,469
Noodles & Co., Class A*	7,556	25,539
ONE Group Hospitality, Inc. (The)*	4,136	30,276
PlayAGS, Inc.*	6,931	39,160
Potbelly Corp. (x)*	4,905	43,066
RCI Hospitality Holdings, Inc.	1,611	122,420
Red Robin Gourmet Burgers, Inc. (x)*	2,984	41,269
Shake Shack, Inc., Class A*	23,450	1,822,534

		5,489,901

Household Durables (0.8%)
Bassett Furniture Industries, Inc.	1,572	23,643
Beazer Homes USA, Inc.*	5,536	156,613
Ethan Allen Interiors, Inc.	4,307	121,802
Flexsteel Industries, Inc. (x)	871	17,167
Green Brick Partners, Inc.*	7,180	407,824
Hamilton Beach Brands Holding Co., Class A	1,605	15,504
Hooker Furnishings Corp.	2,101	39,205
Hovnanian Enterprises, Inc., Class A*	904	89,686
Koss Corp. (x)*	741	2,742
Landsea Homes Corp.*	2,485	23,210
Legacy Housing Corp.*	1,861	43,157
Lifetime Brands, Inc.	2,245	12,684
Live Ventures, Inc.*	272	7,249
Lovesac Co. (The)*	2,641	71,175
Purple Innovation, Inc., Class A	12,065	33,541
Traeger, Inc.*	6,582	27,973
Tupperware Brands Corp.*	9,275	7,420
United Homes Group, Inc. (x)*	1,140	12,722
Universal Electronics, Inc.*	2,355	22,655
VOXX International Corp., Class A*	2,642	32,972
Vuzix Corp. (x)*	11,088	56,549

		1,225,493

Leisure Products (0.4%)
American Outdoor Brands, Inc. (x)*	2,565	22,264
AMMO, Inc. (x)*	16,934	36,070
Clarus Corp.	4,672	42,702
Escalade, Inc. (x)	1,862	24,858
Funko, Inc., Class A*	6,528	70,633
JAKKS Pacific, Inc.*	1,371	27,379
Johnson Outdoors, Inc., Class A	1,020	62,679
Latham Group, Inc.*	7,293	27,057
Marine Products Corp.	1,597	26,926
MasterCraft Boat Holdings, Inc.*	3,302	101,206
Nautilus, Inc.*	6,447	7,865
Smith & Wesson Brands, Inc.	8,610	112,274
Solo Brands, Inc., Class A*	4,126	23,353
Vision Marine Technologies, Inc.*	715	2,667

		587,933

Specialty Retail (1.5%)
1-800-Flowers.com, Inc., Class A*	4,894	38,173
Aaron’s Co., Inc. (The)	5,932	83,878
America’s Car-Mart, Inc.*	1,101	109,858
BARK, Inc.*	20,494	27,257
Barnes & Noble Education, Inc.*	9,491	11,959
Big 5 Sporting Goods Corp.	4,084	37,409
Build-A-Bear Workshop, Inc.	2,503	53,614
Caleres, Inc.	6,522	156,071
CarParts.com, Inc.*	9,995	42,479
Cato Corp. (The), Class A	3,356	26,949
Chico’s FAS, Inc.*	22,885	122,435
Children’s Place, Inc. (The)*	2,245	52,106
Citi Trends, Inc.*	1,518	26,808
Conn’s, Inc.*	2,249	8,321
Container Store Group, Inc. (The)*	6,326	19,864
Destination XL Group, Inc.*	10,964	53,724
Duluth Holdings, Inc., Class B*	2,679	16,824
Envela Corp.*	1,275	9,384
Genesco, Inc.*	2,274	56,941
GrowGeneration Corp.*	11,064	37,618
Haverty Furniture Cos., Inc.	2,760	83,407
Hibbett, Inc.	2,369	85,971
J Jill, Inc.*	858	18,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
JOANN, Inc.	1,845	$1,612
Kirkland’s, Inc.*	1,678	4,682
Lands’ End, Inc.*	2,839	22,031
Lazydays Holdings, Inc.*	2,362	27,305
LL Flooring Holdings, Inc.*	5,679	21,751
Lulu’s Fashion Lounge Holdings, Inc.*	2,885	7,299
MarineMax, Inc.*	4,013	137,084
OneWater Marine, Inc., Class A*	2,165	78,460
PetMed Express, Inc. (x)	3,883	53,547
RealReal, Inc. (The)*	17,446	38,730
Rent the Runway, Inc., Class A*	9,017	17,854
RumbleON, Inc., Class B*	1,957	24,188
Shoe Carnival, Inc.	3,174	74,525
Sleep Number Corp.*	4,016	109,556
Sportsman’s Warehouse Holdings, Inc.*	7,120	40,584
Stitch Fix, Inc., Class A*	15,859	61,057
ThredUp, Inc., Class A (x)*	13,509	32,962
Tile Shop Holdings, Inc.*	5,359	29,689
Tilly’s, Inc., Class A*	4,224	29,610
Torrid Holdings, Inc.*	2,475	6,955
Winmark Corp.	536	178,204
Zumiez, Inc.*	3,043	50,696

		2,227,818

Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc., Class A*	17,912	22,569
Crown Crafts, Inc.	1,726	8,647
Culp, Inc.*	2,105	10,462
Delta Apparel, Inc.*	1,286	13,477
Fossil Group, Inc.*	8,952	23,007
Jerash Holdings US, Inc.	1,177	4,379
Lakeland Industries, Inc.	1,347	19,383
Movado Group, Inc.	2,892	77,592
PLBY Group, Inc.*	9,545	16,036
Rocky Brands, Inc.	1,319	27,699
Superior Group of Cos., Inc.	2,283	21,323
Unifi, Inc.*	2,702	21,805
Vera Bradley, Inc.*	4,783	30,563
Vince Holding Corp. (x)*	647	1,883

		298,825

Total Consumer Discretionary		12,511,607

Consumer Staples (3.6%)
Beverages (0.9%)
Splash Beverage Group, Inc.*	6,662	7,461
Vintage Wine Estates, Inc.*	5,536	4,736
Vita Coco Co., Inc. (The) (x)*	47,921	1,287,637
Willamette Valley Vineyards, Inc.*	879	5,072
Zevia PBC, Class A*	4,654	20,059

		1,324,965

Consumer Staples Distribution & Retail (0.5%)
Chefs’ Warehouse, Inc. (The)*	12,394	443,209
HF Foods Group, Inc.*	7,359	34,514
MedAvail Holdings, Inc. (x)*	1,647	404
Natural Grocers by Vitamin Cottage, Inc.	1,781	21,835
Rite Aid Corp.*	10,666	16,106
SpartanNash Co.	6,571	147,913
Village Super Market, Inc., Class A	1,601	36,535

		700,516

Food Products (0.8%)
Alico, Inc.	1,352	34,422
Benson Hill, Inc.*	32,493	42,241
Bridgford Foods Corp.*	296	3,407
Calavo Growers, Inc.	3,254	94,431
Farmer Bros Co. (x)*	2,693	7,459
Forafric Global plc (x)*	945	10,367
Lifecore Biomedical, Inc.*	4,888	47,267
Lifeway Foods, Inc. (x)*	756	5,088
Limoneira Co. (x)	3,293	51,239
MamaMancini’s Holdings, Inc. (x)*	3,735	11,280
Real Good Food Co., Inc. (The), Class A*	1,177	4,084
Rocky Mountain Chocolate Factory, Inc.*	843	4,561
S&W Seed Co.*	4,057	4,949
Seneca Foods Corp., Class A*	988	32,288
SunOpta, Inc.*	17,135	114,633
Tattooed Chef, Inc.*	8,242	4,500
Vital Farms, Inc.*	60,535	725,815
Whole Earth Brands, Inc.*	6,176	24,827

		1,222,858

Household Products (0.0%)†
Oil-Dri Corp. of America	922	54,389

Personal Care Products (1.4%)
e.l.f. Beauty, Inc.*	17,889	2,043,460
Honest Co., Inc. (The)*	12,572	21,121
Lifevantage Corp.	2,014	8,761
Mannatech, Inc.	207	2,577
Natural Alternatives International, Inc.*	842	6,248
Natural Health Trends Corp.	1,524	8,351
Nature’s Sunshine Products, Inc.*	2,528	34,507
Thorne HealthTech, Inc.*	2,711	12,742
United-Guardian, Inc.	532	4,533
Upexi, Inc. (x)*	1,277	2,873
Veru, Inc.*	13,007	15,478
Zivo Bioscience, Inc.*	292	707

		2,161,358

Tobacco (0.0%)†
Ispire Technology, Inc.*	473	4,314
Turning Point Brands, Inc.	3,221	77,336

		81,650

Total Consumer Staples		5,545,736

Energy (2.5%)
Energy Equipment & Services (0.9%)
Bristow Group, Inc., Class A*	4,443	127,647
Dawson Geophysical Co. (x)*	1,513	3,071
Diamond Offshore Drilling, Inc.*	19,145	272,625
DMC Global, Inc.*	3,679	65,339
Energy Services of America Corp.	1,567	4,544
Forum Energy Technologies, Inc.*	1,847	47,265
Geospace Technologies Corp.*	2,292	17,809
Gulf Island Fabrication, Inc.*	2,292	7,449
Helix Energy Solutions Group, Inc.*	27,063	199,725
Independence Contract Drilling, Inc. (x)*	2,437	6,653
KLX Energy Services Holdings, Inc. (x)*	2,393	23,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mammoth Energy Services, Inc. (x)*	4,380	$21,155
Natural Gas Services Group, Inc.*	2,229	22,067
NCS Multistage Holdings, Inc.*	120	2,125
Newpark Resources, Inc.*	14,429	75,464
Nine Energy Service, Inc. (x)*	4,508	17,266
Oil States International, Inc.*	11,934	89,147
Profire Energy, Inc. (x)*	6,164	7,582
Ranger Energy Services, Inc., Class A*	2,928	29,983
SEACOR Marine Holdings, Inc. (x)*	4,527	51,744
Select Water Solutions, Inc., Class A	16,030	129,843
Smart Sand, Inc.*	5,479	8,985
Solaris Oilfield Infrastructure, Inc., Class A	6,109	50,888
TETRA Technologies, Inc.*	23,623	79,846

		1,361,506

Oil, Gas & Consumable Fuels (1.6%)
Adams Resources & Energy, Inc.	476	16,731
Aemetis, Inc.*	5,835	42,771
American Resources Corp. (x)*	12,640	24,774
Amplify Energy Corp.*	6,976	47,228
Ardmore Shipping Corp.	7,740	95,589
Battalion Oil Corp.*	810	4,625
Berry Corp.	14,813	101,913
Centrus Energy Corp., Class A*	1,796	58,478
Clean Energy Technologies, Inc. (x)*	2,220	3,885
Dorian LPG Ltd.	6,030	154,670
Empire Petroleum Corp.*	1,960	17,836
Encore Energy Corp. (x)*	26,720	64,395
Energy Fuels, Inc.*	29,635	184,922
Epsilon Energy Ltd.	3,605	19,251
Evolution Petroleum Corp.	6,086	49,114
Gevo, Inc. (x)*	44,045	66,948
Granite Ridge Resources, Inc. (x)	5,000	33,150
Hallador Energy Co.*	4,344	37,228
Lightbridge Corp.*	2,192	12,757
NACCO Industries, Inc., Class A	812	28,144
NextDecade Corp. (x)*	5,775	47,413
Nordic American Tankers Ltd.	38,583	141,600
Overseas Shipholding Group, Inc., Class A*	10,782	44,961
PHX Minerals, Inc.	6,962	21,721
PrimeEnergy Resources Corp.*	162	14,909
REX American Resources Corp.*	2,911	101,332
Riley Exploration Permian, Inc.	1,684	60,152
Ring Energy, Inc.*	23,544	40,260
SandRidge Energy, Inc.	4,895	74,649
SilverBow Resources, Inc. (x)*	3,366	98,018
Stabilis Solutions, Inc.*	522	2,626
Teekay Corp.*	12,588	76,032
Uranium Energy Corp. (x)*	69,266	235,504
US Energy Corp.	673	956
VAALCO Energy, Inc. (x)	20,516	77,140
Verde Clean Fuels, Inc. (x)*	790	5,143
Vertex Energy, Inc. (x)*	12,717	79,481
Vital Energy, Inc.*	3,200	144,480
W&T Offshore, Inc.*	18,726	72,470

		2,403,256

Total Energy		3,764,762

Financials (13.7%)
Banks (6.2%)
1895 Bancorp of Wisconsin, Inc. (x)*	1,096	8,209
ACNB Corp.	1,521	50,452
Affinity Bancshares, Inc. (x)*	957	11,245
Amalgamated Financial Corp.	3,389	54,529
Amerant Bancorp, Inc., Class A	4,862	83,578
American National Bankshares, Inc.	1,948	56,453
AmeriServ Financial, Inc.	3,101	7,877
Ames National Corp. (x)	1,670	30,110
Arrow Financial Corp.	2,735	55,083
Auburn National Bancorp, Inc.	462	9,905
Bank First Corp. (x)	1,753	145,850
Bank of Marin Bancorp	2,988	52,798
Bank of South Carolina Corp.	727	10,033
Bank of the James Financial Group, Inc.	820	7,610
Bank7 Corp.	761	18,667
BankFinancial Corp.	2,116	17,309
Bankwell Financial Group, Inc.	1,143	27,866
Bar Harbor Bankshares	2,829	69,707
BayCom Corp.	2,242	37,397
Bayfirst Financial Corp. (x)	635	8,572
BCB Bancorp, Inc.	2,885	33,870
Blue Foundry Bancorp*	4,682	47,335
Blue Ridge Bankshares, Inc.	3,333	29,497
Bogota Financial Corp. (x)*	939	7,662
Bridgewater Bancshares, Inc.*	3,952	38,927
Broadway Financial Corp. (x)*	6,485	6,290
Brookline Bancorp, Inc.	1	5
Burke & Herbert Financial Services Corp. (x)	1,208	77,554
Business First Bancshares, Inc.	4,581	69,036
Byline Bancorp, Inc.	4,721	85,403
C&F Financial Corp. (x)	620	33,294
California Bancorp*	1,513	22,695
Cambridge Bancorp (x)	1,440	78,206
Camden National Corp.	2,725	84,393
Capital Bancorp, Inc.	1,822	32,978
Capital City Bank Group, Inc.	2,499	76,569
Capstar Financial Holdings, Inc.	3,804	46,675
Carter Bankshares, Inc.*	4,488	66,378
Catalyst Bancorp, Inc.*	793	8,747
CB Financial Services, Inc.	874	17,760
Central Pacific Financial Corp.	4,035	63,390
Central Valley Community Bancorp (x)	1,903	29,401
CF Bankshares, Inc.	893	13,574
CFSB Bancorp, Inc. (x)*	485	3,870
Chemung Financial Corp.	671	25,773
ChoiceOne Financial Services, Inc. (x)	1,315	30,245
Citizens & Northern Corp.	2,864	55,275
Citizens Community Bancorp, Inc.	1,978	17,505
Citizens Financial Services, Inc. (x)	814	60,582
Citizens Holding Co. (x)	847	10,333
Civista Bancshares, Inc.	2,932	51,017
CNB Financial Corp.	3,952	69,753
Coastal Financial Corp.*	2,042	76,881
Codorus Valley Bancorp, Inc.	1,810	35,494
Colony Bankcorp, Inc.	3,203	30,172
Community Financial Corp. (The) (x)	976	26,440
Community Trust Bancorp, Inc.	2,952	105,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Community West Bancshares (x)	1,373	$16,833
ConnectOne Bancorp, Inc.	7,017	116,412
CrossFirst Bankshares, Inc.*	8,421	84,210
Cullman Bancorp, Inc.	989	10,543
Dime Community Bancshares, Inc.	6,567	115,776
Eagle Bancorp Montana, Inc. (x)	1,363	18,032
ECB Bancorp, Inc. (x)*	1,596	20,876
Enterprise Bancorp, Inc.	1,811	52,410
Equity Bancshares, Inc., Class A	2,833	64,536
Esquire Financial Holdings, Inc.	1,302	59,553
ESSA Bancorp, Inc.	1,640	24,518
Evans Bancorp, Inc.	1,002	24,980
Farmers & Merchants Bancorp, Inc.	2,556	57,536
Farmers National Banc Corp. (x)	6,965	86,155
Fidelity D&D Bancorp, Inc. (x)	877	42,613
Financial Institutions, Inc.	2,753	43,332
Finward Bancorp (x)	711	16,211
Finwise Bancorp*	1,837	16,441
First Bancorp, Inc. (The)	1,872	45,564
First Bancshares, Inc. (The)	5,724	147,908
First Bank (x)	3,048	31,638
First Business Financial Services, Inc.	1,487	43,852
First Capital, Inc. (x)	593	18,336
First Community Bankshares, Inc.	3,330	99,001
First Community Corp.	1,393	24,182
First Financial Corp.	2,264	73,512
First Financial Northwest, Inc. (x)	1,236	14,053
First Foundation, Inc.	9,674	38,406
First Guaranty Bancshares, Inc.	1,183	13,309
First Internet Bancorp	1,604	23,819
First Mid Bancshares, Inc.	3,667	88,521
First National Corp.	997	16,560
First Northwest Bancorp	1,549	17,628
First of Long Island Corp. (The)	4,095	49,222
First Savings Financial Group, Inc.	988	13,042
First Seacoast Bancorp	852	7,038
First United Corp. (x)	1,182	16,855
First US Bancshares, Inc.	981	8,368
First Western Financial, Inc.*	1,525	28,365
Five Star Bancorp	2,409	53,889
Flushing Financial Corp.	5,325	65,444
FNCB Bancorp, Inc.	3,107	18,425
Franklin Financial Services Corp. (x)	790	21,915
FS Bancorp, Inc. (x)	1,253	37,678
FVCBankcorp, Inc.*	3,013	32,450
German American Bancorp, Inc.	5,367	145,875
Glen Burnie Bancorp	105	818
Great Southern Bancorp, Inc. (x)	1,722	87,357
Greene County Bancorp, Inc. (x)	1,313	39,127
Guaranty Bancshares, Inc.	1,607	43,518
Hanmi Financial Corp.	4,717	70,425
Hanover Bancorp, Inc. (x)	871	15,661
HarborOne Bancorp, Inc.	7,916	68,711
Hawthorn Bancshares, Inc. (x)	1,123	20,161
HBT Financial, Inc.	2,568	47,354
Heritage Commerce Corp.	11,271	93,324
Hingham Institution For Savings (The) (x)	282	60,117
HMN Financial, Inc.	707	13,249
Home Bancorp, Inc.	1,373	45,597
Home Federal Bancorp, Inc. of Louisiana	510	7,487
HomeStreet, Inc.	3,432	20,317
HomeTrust Bancshares, Inc.	2,943	61,479
Horizon Bancorp, Inc.	8,099	84,311
IF Bancorp, Inc.	230	3,321
Independent Bank Corp.	3,793	64,329
Investar Holding Corp.	1,793	21,713
John Marshall Bancorp, Inc. (x)	2,337	46,950
Kentucky First Federal Bancorp (x)	689	4,279
Lake Shore Bancorp, Inc.	333	3,686
Lakeland Bancorp, Inc.	11,825	158,337
Landmark Bancorp, Inc. (x)	831	18,116
LCNB Corp.	2,014	29,727
LINKBANCORP, Inc.	2,498	14,988
Luther Burbank Corp.	2,298	20,498
Macatawa Bank Corp.	4,988	46,289
Magyar Bancorp, Inc.	1,128	11,686
MainStreet Bancshares, Inc.	1,316	29,821
Malvern Bancorp, Inc.*	1,289	20,302
Mercantile Bank Corp.	2,980	82,308
Meridian Corp.	1,842	18,052
Metrocity Bankshares, Inc.	3,455	61,810
Metropolitan Bank Holding Corp.*	1,973	68,522
Mid Penn Bancorp, Inc.	2,692	59,439
Middlefield Banc Corp. (x)	1,472	39,450
Midland States Bancorp, Inc.	3,998	79,600
Mid-Southern Bancorp, Inc.	462	6,006
MidWestOne Financial Group, Inc.	2,717	58,062
MVB Financial Corp.	2,084	43,931
National Bankshares, Inc. (x)	1,097	32,021
Nicolet Bankshares, Inc.	2,421	164,410
Northeast Bank	1,465	61,047
Northeast Community Bancorp, Inc. (x)	2,621	39,000
Northfield Bancorp, Inc.	6,684	73,390
Northrim Bancorp, Inc.	946	37,206
Norwood Financial Corp. (x)	1,394	41,165
NSTS Bancorp, Inc.*	680	6,365
Oak Valley Bancorp (x)	1,272	32,042
Oconee Federal Financial Corp.	254	3,620
Ohio Valley Banc Corp.	813	19,918
Old Point Financial Corp.	616	10,681
Old Second Bancorp, Inc.	8,195	107,027
OP Bancorp (x)	2,276	19,187
Orange County Bancorp, Inc. (x)	966	35,742
Origin Bancorp, Inc.	5,521	161,765
Orrstown Financial Services, Inc.	1,921	36,787
Parke Bancorp, Inc.	2,002	34,014
Partners Bancorp	2,030	12,566
Pathfinder Bancorp, Inc.	646	9,005
Patriot National Bancorp, Inc.*	149	1,274
PB Bankshares, Inc.*	445	6,105
PCB Bancorp	2,027	29,817
Peapack-Gladstone Financial Corp.	3,253	88,091
Penns Woods Bancorp, Inc. (x)	1,290	32,289
Peoples Bancorp of North Carolina, Inc.	892	16,261
Peoples Bancorp, Inc.	6,417	170,371
Peoples Financial Services Corp.	1,321	57,847
Pioneer Bancorp, Inc.*	2,190	19,601
Plumas Bancorp	1,033	36,868
Ponce Financial Group, Inc. (x)*	3,844	33,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Preferred Bank	1,928	$106,021
Premier Financial Corp.	6,700	107,334
Primis Financial Corp.	3,886	32,720
Princeton Bancorp, Inc.	959	26,200
Provident Bancorp, Inc.	3,177	26,306
Provident Financial Holdings, Inc. (x)	1,102	14,238
QCR Holdings, Inc.	3,123	128,137
RBB Bancorp	3,175	37,910
Red River Bancshares, Inc.	904	44,423
Republic Bancorp, Inc., Class A	1,628	69,190
Republic First Bancorp, Inc.*	12,081	10,873
Rhinebeck Bancorp, Inc. (x)*	714	4,855
Richmond Mutual Bancorp, Inc.	1,978	21,837
Riverview Bancorp, Inc.	3,785	19,076
Salisbury Bancorp, Inc.	1,010	23,927
SB Financial Group, Inc.	1,148	14,534
Shore Bancshares, Inc.	3,428	39,628
Sierra Bancorp	2,653	45,021
SmartFinancial, Inc.	3,006	64,659
Sound Financial Bancorp, Inc.	391	13,970
South Plains Financial, Inc.	2,287	51,480
Southern First Bancshares, Inc.*	1,459	36,110
Southern Missouri Bancorp, Inc. (x)	1,620	62,289
Southern States Bancshares, Inc. (x)	1,439	30,363
Stellar Bancorp, Inc.	9,171	209,924
Sterling Bancorp, Inc.*	3,958	21,650
Summit Financial Group, Inc.	2,097	43,324
Summit State Bank	1,005	15,186
TC Bancshares, Inc. (x)	783	11,197
Territorial Bancorp, Inc. (x)	1,515	18,604
Texas Community Bancshares, Inc.	427	5,184
Third Coast Bancshares, Inc.*	2,429	38,548
Timberland Bancorp, Inc.	1,460	37,347
TrustCo Bank Corp.	2,961	84,714
Union Bankshares, Inc.	728	16,711
United Bancorp, Inc.	963	11,498
United Security Bancshares (x)	2,690	17,915
Unity Bancorp, Inc.	1,416	33,403
Univest Financial Corp.	5,496	99,368
USCB Financial Holdings, Inc.*	1,971	20,104
Village Bank and Trust Financial Corp.	107	4,654
Virginia National Bankshares Corp. (x)	899	28,903
Washington Trust Bancorp, Inc.	3,214	86,167
West Bancorp, Inc.	3,066	56,445
Western New England Bancorp, Inc.	3,949	23,062
William Penn Bancorp (x)	2,309	23,436

		9,554,620

Capital Markets (0.9%)
AlTi Global, Inc. (x)*	3,536	27,086
Ashford, Inc. (REIT)*	156	1,516
Avantax, Inc.*	7,421	166,082
Bakkt Holdings, Inc.*	13,106	16,120
Diamond Hill Investment Group, Inc.	551	94,386
Forge Global Holdings, Inc.*	20,547	49,929
Greenhill & Co., Inc.	2,271	33,270
Hennessy Advisors, Inc.	868	6,146
Heritage Global, Inc.*	6,228	22,545
MarketWise, Inc.	5,934	11,868
Marygold Companies, Inc. (The) (x)*	2,431	2,650
Perella Weinberg Partners, Class A	8,027	66,865
Piper Sandler Cos.	6,112	790,037
Safeguard Scientifics, Inc. (x)*	1,824	3,010
Sculptor Capital Management, Inc., Class A	4,707	41,563
Siebert Financial Corp. (x)*	2,441	6,054
Silvercrest Asset Management Group, Inc., Class A	1,808	36,612
Value Line, Inc.	160	7,344
Westwood Holdings Group, Inc.	1,432	17,757

		1,400,840

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	870	36,549
Consumer Portfolio Services, Inc.*	1,651	19,267
Curo Group Holdings Corp.	3,873	5,229
LendingTree, Inc.*	1,981	43,800
Medallion Financial Corp. (x)	3,626	28,682
Moneylion, Inc.*	1,231	14,784
NerdWallet, Inc., Class A*	29,257	275,308
Nicholas Financial, Inc.*	888	4,453
Oportun Financial Corp.*	5,325	31,790
OppFi, Inc. (x)*	2,440	4,978
Regional Management Corp.	1,491	45,475
World Acceptance Corp.*	703	94,209

		604,524

Financial Services (4.5%)
Acacia Research Corp. (x)*	7,093	29,507
Alerus Financial Corp.	3,429	61,653
A-Mark Precious Metals, Inc.	3,572	133,718
AppTech Payments Corp.*	2,511	4,947
AvidXchange Holdings, Inc.*	160,244	1,663,333
Banco Latinoamericano de Comercio Exterior SA, Class E	5,189	114,469
BM Technologies, Inc. (x)*	1,520	4,530
Cantaloupe, Inc.*	10,769	85,721
Cass Information Systems, Inc.	2,577	99,936
Finance of America Cos., Inc., Class A*	9,966	19,035
Flywire Corp.*	58,897	1,828,163
Home Point Capital, Inc.*	1,446	3,355
I3 Verticals, Inc., Class A*	4,238	96,881
International Money Express, Inc.*	5,807	142,446
Merchants Bancorp	2,993	76,561
NewtekOne, Inc. (x)	4,387	69,753
Ocwen Financial Corp. (x)*	1,242	37,223
Paysign, Inc.*	5,784	14,171
Priority Technology Holdings, Inc.*	3,054	11,055
Remitly Global, Inc.*	120,908	2,275,488
Security National Financial Corp., Class A (x)*	2,232	19,798
SWK Holdings Corp.*	637	10,663
Usio, Inc.*	4,315	8,026
Velocity Financial, Inc.*	1,644	18,955
Waterstone Financial, Inc.	3,507	50,816

		6,880,203

Insurance (0.8%)
Ambac Financial Group, Inc.*	8,332	118,648
Atlantic American Corp. (x)*	932	1,799
Citizens, Inc., Class A (x)*	9,338	22,505
Crawford & Co., Class A	2,773	30,753
Donegal Group, Inc., Class A	2,903	41,890
eHealth, Inc.*	4,606	37,032
GoHealth, Inc., Class A (x)*	735	14,487
Greenlight Capital Re Ltd., Class A*	4,887	51,485
HCI Group, Inc.	1,212	74,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage Insurance Holdings, Inc.*	4,157	$16,004
Hippo Holdings, Inc.*	1,991	32,911
ICC Holdings, Inc. (x)*	338	5,577
Investors Title Co.	229	33,434
Kingsway Financial Services, Inc.*	2,024	16,496
Maiden Holdings Ltd. (x)*	16,044	33,692
MBIA, Inc.*	9,100	78,624
Midwest Holding, Inc.*	589	15,768
National Western Life Group, Inc., Class A	427	177,444
NI Holdings, Inc.*	1,536	22,810
Root, Inc., Class A*	1,383	12,364
Selectquote, Inc.*	25,599	49,918
Skyward Specialty Insurance Group, Inc.*	1,966	49,936
Tiptree, Inc., Class A	4,524	67,905
United Fire Group, Inc.	3,601	81,599
United Insurance Holdings Corp. (x)*	3,466	15,458
Universal Insurance Holdings, Inc.	4,754	73,354
Vericity, Inc.*	315	1,950

		1,178,720

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)*	1,382	12,217
AFC Gamma, Inc. (REIT)	3,084	38,396
AG Mortgage Investment Trust, Inc. (REIT) (x)	3,857	23,605
Angel Oak Mortgage REIT, Inc. (REIT)	2,321	19,125
Ares Commercial Real Estate Corp. (REIT) (x)	9,831	99,785
Arlington Asset Investment Corp. (REIT), Class A*	5,121	23,710
ARMOUR Residential REIT, Inc. (REIT) (x)	36,920	196,784
Cherry Hill Mortgage Investment Corp. (REIT) (x)	4,890	23,619
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,067	46,465
Dynex Capital, Inc. (REIT)	10,139	127,650
Ellington Financial, Inc. (REIT)	12,269	169,312
Ellington Residential Mortgage REIT (REIT) (x)	2,571	18,537
Franklin BSP Realty Trust, Inc. (REIT)	15,603	220,938
Granite Point Mortgage Trust, Inc. (REIT)	9,641	51,097
Great Ajax Corp. (REIT)	4,306	26,396
Invesco Mortgage Capital, Inc. (REIT) (x)	7,911	90,739
Lument Finance Trust, Inc. (REIT) (x)	5,180	9,842
Manhattan Bridge Capital, Inc. (REIT) (x)	1,472	7,433
Nexpoint Real Estate Finance, Inc. (REIT)	1,520	23,697
Orchid Island Capital, Inc. (REIT) (x)	7,423	76,828
Sachem Capital Corp. (REIT) (x)	8,028	28,018
Seven Hills Realty Trust (REIT)	2,335	23,957
Western Asset Mortgage Capital Corp. (REIT)	1,038	9,207

		1,367,357

Total Financials		20,986,264

Health Care (32.5%)
Biotechnology (16.5%)
2seventy bio, Inc.*	9,436	95,492
4D Molecular Therapeutics, Inc.*	5,930	107,155
89bio, Inc. (x)*	98,558	1,867,674
Aadi Bioscience, Inc. (x)*	3,042	20,807
Abeona Therapeutics, Inc.*	3,239	13,053
Absci Corp.*	11,242	17,088
Acrivon Therapeutics, Inc.*	1,660	21,514
Actinium Pharmaceuticals, Inc.*	4,881	36,217
Acumen Pharmaceuticals, Inc.*	5,249	25,248
Acurx Pharmaceuticals, Inc.*	1,250	3,312
Adicet Bio, Inc. (x)*	5,723	13,907
ADMA Biologics, Inc.*	39,532	145,873
Aerovate Therapeutics, Inc. (x)*	1,891	32,431
Agenus, Inc.*	64,348	102,957
Aldeyra Therapeutics, Inc.*	8,743	73,354
Alector, Inc.*	11,923	71,657
Aligos Therapeutics, Inc.*	4,751	4,613
Allakos, Inc.*	12,475	54,391
Allovir, Inc.*	7,859	26,721
Alpine Immune Sciences, Inc. (x)*	5,946	61,125
Altimmune, Inc.*	9,299	32,825
ALX Oncology Holdings, Inc.*	4,067	30,543
AnaptysBio, Inc.*	3,630	73,834
Anavex Life Sciences Corp. (x)*	13,189	107,227
Anika Therapeutics, Inc.*	2,753	71,523
Anixa Biosciences, Inc.*	5,622	17,990
Annexon, Inc.*	8,568	30,159
Annovis Bio, Inc. (x)*	1,199	17,134
Applied Therapeutics, Inc.*	6,495	8,314
Aravive, Inc. (x)*	6,511	8,204
Arbutus Biopharma Corp.*	23,411	53,845
Arcellx, Inc.*	58,155	1,838,861
Arcturus Therapeutics Holdings, Inc.*	4,381	125,647
Armata Pharmaceuticals, Inc. (x)*	1,996	2,275
ARS Pharmaceuticals, Inc.*	4,563	30,572
Assembly Biosciences, Inc. (x)*	10,404	11,965
Astria Therapeutics, Inc. (x)*	4,795	39,942
Atara Biotherapeutics, Inc.*	17,960	28,916
Atreca, Inc., Class A (x)*	4,903	4,805
aTyr Pharma, Inc.*	9,927	21,442
Aura Biosciences, Inc.*	5,149	63,590
Avalo Therapeutics, Inc.*	1,583	562
Avid Bioservices, Inc.*	11,658	162,862
Avidity Biosciences, Inc.*	13,271	147,175
Avita Medical, Inc.*	4,718	80,253
Aziyo Biologics, Inc., Class A*	1,548	3,653
Bellerophon Therapeutics, Inc.*	3,166	2,185
Beyondspring, Inc. (x)*	4,462	5,265
BioAtla, Inc.*	8,314	24,942
BioCardia, Inc. (x)*	2,430	6,488
Biomea Fusion, Inc. (x)*	3,729	81,852
BioVie, Inc., Class A*	527	2,271
Bioxcel Therapeutics, Inc.*	3,605	24,009
Black Diamond Therapeutics, Inc. (x)*	4,061	20,508
Bluebird Bio, Inc. (x)*	20,107	66,152
Bolt Biotherapeutics, Inc. (x)*	5,451	6,977
BrainStorm Cell Therapeutics, Inc. (x)*	6,777	13,961
C4 Therapeutics, Inc.*	8,590	23,622
Cabaletta Bio, Inc.*	4,802	61,994
Candel Therapeutics, Inc. (x)*	3,108	3,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Capricor Therapeutics, Inc.*	4,297	$20,540
Cardiff Oncology, Inc.*	6,881	10,115
CareDx, Inc.*	9,784	83,164
Caribou Biosciences, Inc.*	10,697	45,462
Carisma Therapeutics, Inc. (x)	4,992	43,780
Celcuity, Inc. (x)*	3,217	35,323
CEL-SCI Corp. (x)*	6,951	16,752
Century Therapeutics, Inc. (x)*	4,384	13,853
Checkpoint Therapeutics, Inc. (x)*	2,435	6,014
Chimerix, Inc.*	16,082	19,459
Cidara Therapeutics, Inc. (x)*	15,894	17,960
Clene, Inc.*	3,826	3,367
Cogent Biosciences, Inc.*	12,944	153,257
Coherus Biosciences, Inc.*	14,448	61,693
Compass Therapeutics, Inc.*	17,105	54,394
Corbus Pharmaceuticals Holdings, Inc.*	738	5,786
Corvus Pharmaceuticals, Inc. (x)*	4,680	10,717
Coya Therapeutics, Inc.*	510	2,076
Crinetics Pharmaceuticals, Inc.*	10,010	180,380
Cue Biopharma, Inc. (x)*	6,488	23,681
Cullinan Oncology, Inc.*	4,416	47,516
Cyteir Therapeutics, Inc.*	4,789	12,451
CytomX Therapeutics, Inc. (x)*	12,527	21,546
Day One Biopharmaceuticals, Inc.*	9,243	110,361
Decibel Therapeutics, Inc.*	2,867	11,038
Deciphera Pharmaceuticals, Inc.*	9,831	138,420
DermTech, Inc. (x)*	5,585	14,521
Design Therapeutics, Inc.*	6,164	38,833
DiaMedica Therapeutics, Inc.*	4,689	20,256
Disc Medicine, Inc. (x)*	1,450	64,380
Dyadic International, Inc. (x)*	3,364	6,493
Dyne Therapeutics, Inc.*	7,981	89,786
Eagle Pharmaceuticals, Inc.*	1,952	37,947
Eiger BioPharmaceuticals, Inc.*	7,180	5,055
Elevation Oncology, Inc.*	3,596	5,466
Eliem Therapeutics, Inc.*	1,137	3,184
Emergent BioSolutions, Inc.*	9,503	69,847
Enochian Biosciences, Inc.*	6,750	3,825
Entrada Therapeutics, Inc. (x)*	4,009	60,696
Erasca, Inc.*	15,132	41,764
Exagen, Inc.*	1,695	4,916
Fennec Pharmaceuticals, Inc. (x)*	3,381	29,854
Foghorn Therapeutics, Inc.*	3,812	26,836
G1 Therapeutics, Inc.*	9,169	22,831
Gain Therapeutics, Inc. (x)*	1,925	8,624
Galectin Therapeutics, Inc. (x)*	5,343	7,694
Galecto, Inc.*	3,132	7,893
Galera Therapeutics, Inc. (x)*	7,707	24,046
Gamida Cell Ltd. (x)*	14,429	27,848
Genelux Corp. (x)*	516	16,884
Generation Bio Co.*	8,411	46,261
GlycoMimetics, Inc. (x)*	10,065	17,513
Gossamer Bio, Inc.*	14,783	17,740
Graphite Bio, Inc.*	5,599	14,557
Greenwich Lifesciences, Inc. (x)*	1,207	11,642
Gritstone bio, Inc.*	16,466	32,109
HCW Biologics, Inc. (x)*	3,382	7,339
Heron Therapeutics, Inc. (x)*	19,432	22,541
HilleVax, Inc.*	3,978	68,382
Hookipa Pharma, Inc. (x)*	8,433	7,421
Humacyte, Inc.*	11,517	32,939
Icosavax, Inc.*	5,169	51,328
Ideaya Biosciences, Inc.*	10,190	239,465
IGM Biosciences, Inc. (x)*	2,249	20,758
Immatics NV (x)*	70,637	815,151
Immix Biopharma, Inc.*	1,151	3,096
ImmuCell Corp. (x)*	1,094	5,579
Immuneering Corp., Class A (x)*	3,803	38,562
Immunic, Inc.*	4,179	10,489
ImmunoGen, Inc.*	104,558	1,973,009
Immunome, Inc. (x)*	1,622	12,830
Impel Pharmaceuticals, Inc. (x)*	1,076	1,367
IN8bio, Inc.*	2,765	4,258
Inhibrx, Inc.*	6,447	167,364
Inmune Bio, Inc. (x)*	2,280	20,702
Inozyme Pharma, Inc. (x)*	6,348	35,358
Intercept Pharmaceuticals, Inc.*	4,616	51,053
Invivyd, Inc.*	8,816	9,257
iTeos Therapeutics, Inc.*	4,660	61,698
Janux Therapeutics, Inc.*	3,242	38,483
Jasper Therapeutics, Inc.*	14,749	20,206
KalVista Pharmaceuticals, Inc.*	4,627	41,643
Karuna Therapeutics, Inc.*	4,722	1,023,966
Karyopharm Therapeutics, Inc.*	21,258	38,052
Kezar Life Sciences, Inc. (x)*	13,407	32,847
Kineta, Inc.	1,105	2,851
Kiniksa Pharmaceuticals Ltd., Class A*	5,898	83,044
Kinnate Biopharma, Inc.*	5,915	17,922
Kodiak Sciences, Inc.*	6,093	42,042
Kronos Bio, Inc.*	8,022	13,798
Krystal Biotech, Inc.*	16,247	1,907,398
Lantern Pharma, Inc. (x)*	1,310	7,388
Larimar Therapeutics, Inc.*	4,712	14,749
Lexicon Pharmaceuticals, Inc. (x)*	17,396	39,837
Lineage Cell Therapeutics, Inc.*	24,159	34,064
Longeveron, Inc.*	830	2,805
Lumos Pharma, Inc.*	245	809
Lyell Immunopharma, Inc.*	32,549	103,506
MacroGenics, Inc.*	11,431	61,156
MAIA Biotechnology, Inc. (x)*	214	471
MannKind Corp.*	48,192	196,141
MediciNova, Inc.*	8,637	19,865
MEI Pharma, Inc.*	1,252	8,238
MeiraGTx Holdings plc*	6,109	41,052
Merrimack Pharmaceuticals, Inc. (x)*	1,967	24,194
Mersana Therapeutics, Inc.*	18,844	61,997
MiMedx Group, Inc.*	21,375	141,289
Mineralys Therapeutics, Inc.*	2,617	44,620
MiNK Therapeutics, Inc.*	574	1,205
Mirum Pharmaceuticals, Inc. (x)*	5,018	129,816
Monte Rosa Therapeutics, Inc.*	5,723	39,203
MoonLake Immunotherapeutics, Class A (x)*	22,945	1,170,195
Morphic Holding, Inc.*	14,658	840,343
Mustang Bio, Inc.*	1,028	6,384
NextCure, Inc.*	4,969	8,944
Nkarta, Inc.*	5,577	12,214
Nurix Therapeutics, Inc.*	8,802	87,932
Nuvectis Pharma, Inc. (x)*	1,281	20,458
Nymox Pharmaceutical Corp. (x)*	1,437	273
Ocean Biomedical, Inc. (x)*	1,617	9,718
Olema Pharmaceuticals, Inc. (x)*	5,035	45,466
Omega Therapeutics, Inc. (x)*	4,567	25,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Organogenesis Holdings, Inc., Class A*	13,174	$43,738
Orgenesis, Inc. (x)*	4,954	6,886
ORIC Pharmaceuticals, Inc. (x)*	7,323	56,826
Outlook Therapeutics, Inc.*	29,037	50,524
Ovid therapeutics, Inc.*	11,177	36,661
Pardes Biosciences, Inc., Class A*	7,250	13,123
Passage Bio, Inc.*	7,658	7,208
PDS Biotechnology Corp. (x)*	5,254	26,428
PepGen, Inc.*	1,906	17,040
PharmaCyte Biotech, Inc. (x)*	3,054	8,734
PMV Pharmaceuticals, Inc.*	7,249	45,379
Point Biopharma Global, Inc. (x)*	16,988	153,911
Portage Biotech, Inc. (x)*	1,562	5,342
Poseida Therapeutics, Inc., Class A (x)*	12,763	22,463
Praxis Precision Medicines, Inc.*	10,091	11,605
Precigen, Inc. (x)*	25,412	29,224
Prelude Therapeutics, Inc.*	1,929	8,681
Protalix BioTherapeutics, Inc. (x)*	10,523	21,046
Protara Therapeutics, Inc.*	1,750	4,183
Puma Biotechnology, Inc.*	6,571	23,196
Pyxis Oncology, Inc. (x)*	6,043	15,470
Quince Therapeutics, Inc. (x)*	5,745	8,646
Rallybio Corp. (x)*	5,720	32,375
RAPT Therapeutics, Inc.*	5,546	103,710
Reneo Pharmaceuticals, Inc.*	1,731	11,355
Replimune Group, Inc.*	42,437	985,387
Rezolute, Inc. (x)*	5,206	10,308
Rhythm Pharmaceuticals, Inc. (x)*	9,643	159,013
Rigel Pharmaceuticals, Inc.*	32,091	41,397
Rocket Pharmaceuticals, Inc.*	36,743	730,083
Sangamo Therapeutics, Inc.*	27,131	35,270
Savara, Inc. (x)*	14,288	45,650
Scholar Rock Holding Corp.*	5,348	40,324
Selecta Biosciences, Inc. (x)*	21,732	24,340
SELLAS Life Sciences Group, Inc. (x)*	5,252	8,246
Sensei Biotherapeutics, Inc.*	2,275	2,593
Sera Prognostics, Inc., Class A*	4,331	14,271
Seres Therapeutics, Inc. (x)*	18,252	87,427
Shattuck Labs, Inc. (x)*	6,359	19,840
Solid Biosciences, Inc. (x)*	1,199	6,283
Spero Therapeutics, Inc. (x)*	7,878	11,423
Spruce Biosciences, Inc.*	4,700	10,105
Stoke Therapeutics, Inc.*	5,179	55,053
Summit Therapeutics, Inc. (x)*	21,713	54,500
Sutro Biopharma, Inc.*	11,288	52,489
Synaptogenix, Inc.*	555	522
Syndax Pharmaceuticals, Inc.*	39,177	819,975
Syros Pharmaceuticals, Inc. (x)*	3,650	11,498
Talaris Therapeutics, Inc.*	6,049	18,389
Tango Therapeutics, Inc.*	8,223	27,300
Tenaya Therapeutics, Inc.*	8,598	50,470
TScan Therapeutics, Inc.*	2,564	6,410
Tyra Biosciences, Inc. (x)*	2,621	44,636
UNITY Biotechnology, Inc. (x)*	2,538	6,472
UroGen Pharma Ltd.*	3,666	37,943
Vanda Pharmaceuticals, Inc.*	10,627	70,032
Vaxxinity, Inc., Class A (x)*	7,944	20,019
Vera Therapeutics, Inc., Class A (x)*	6,342	101,789
Verve Therapeutics, Inc.*	9,525	178,594
Vigil Neuroscience, Inc. (x)*	3,001	28,209
Viking Therapeutics, Inc.*	25,626	415,397
Viracta Therapeutics, Inc. (x)*	6,237	8,794
Viridian Therapeutics, Inc.*	7,921	188,441
Vor BioPharma, Inc.*	7,041	21,757
Voyager Therapeutics, Inc.*	5,962	68,265
Werewolf Therapeutics, Inc. (x)*	2,902	8,851
X4 Pharmaceuticals, Inc.*	23,074	44,764
XBiotech, Inc. (x)*	4,019	23,873
Xenon Pharmaceuticals, Inc.*	43,357	1,669,245
Xilio Therapeutics, Inc. (x)*	3,688	9,663
XOMA Corp. (x)*	1,371	25,898
Y-mAbs Therapeutics, Inc.*	6,915	46,953
Zura Bio Ltd., Class A*	1,415	11,603
Zymeworks, Inc. (x)*	10,023	86,599

		25,413,477

Health Care Equipment & Supplies (6.7%)
Accuray, Inc. (x)*	17,504	67,741
AngioDynamics, Inc.*	7,082	73,865
Apyx Medical Corp. (x)*	5,705	28,696
Artivion, Inc.*	7,395	127,120
Axogen, Inc.*	7,632	69,680
Axonics, Inc.*	11,962	603,722
Beyond Air, Inc. (x)*	4,817	20,520
BioSig Technologies, Inc.*	10,337	12,921
Bioventus, Inc., Class A*	6,289	18,175
Butterfly Network, Inc.*	26,197	60,253
Cerus Corp.*	33,250	81,795
ClearPoint Neuro, Inc. (x)*	4,309	31,197
Co-Diagnostics, Inc. (x)*	5,304	5,887
Cue Health, Inc.*	20,895	7,710
Cutera, Inc. (x)*	3,132	47,387
CVRx, Inc.*	2,085	32,192
CytoSorbents Corp.*	7,879	28,286
DarioHealth Corp. (x)*	4,429	17,760
Delcath Systems, Inc.*	1,477	8,611
Eargo, Inc.*	966	4,762
Electromed, Inc.*	1,453	15,562
enVVeno Medical Corp.*	1,466	4,515
FONAR Corp.*	1,188	20,315
Hyperfine, Inc., Class A (x)*	9,865	21,210
Inogen, Inc.*	4,391	50,716
iRadimed Corp.	1,374	65,595
IRIDEX Corp. (x)*	2,651	5,753
Kewaunee Scientific Corp.*	471	7,296
KORU Medical Systems, Inc.*	6,507	22,449
Lantheus Holdings, Inc.*	7,367	618,239
LeMaitre Vascular, Inc.	3,709	249,542
LENSAR, Inc.*	1,664	7,072
Lucid Diagnostics, Inc.*	2,609	3,627
Milestone Scientific, Inc. (x)*	869	757
Nano-X Imaging Ltd.*	8,613	133,415
Neuronetics, Inc.*	4,530	9,740
NeuroPace, Inc.*	1,976	8,872
OraSure Technologies, Inc.*	14,005	70,165
Orchestra BioMed Holdings, Inc. (x)*	780	5,460
Orthofix Medical, Inc.*	6,608	119,341
OrthoPediatrics Corp.*	2,979	130,629
Precision Optics Corp., Inc.*	364	2,275
Pro-Dex, Inc. (x)*	388	7,391
ProSomnus, Inc.*	328	984
Pulmonx Corp.*	6,888	90,302
Pulse Biosciences, Inc. (x)*	3,020	21,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Retractable Technologies, Inc. (x)*	2,885	$3,318
ReWalk Robotics Ltd.*	1,189	713
Rockwell Medical, Inc.*	2,330	12,722
RxSight, Inc.*	83,880	2,415,744
Sanara Medtech, Inc. (x)*	712	28,551
Semler Scientific, Inc. (x)*	941	24,692
Sensus Healthcare, Inc.*	3,147	9,913
SI-BONE, Inc.*	6,528	176,125
Sight Sciences, Inc.*	4,067	33,675
Sonendo, Inc.*	6,517	8,863
Stereotaxis, Inc. (x)*	11,157	17,070
Strata Skin Sciences, Inc.*	3,895	3,700
Surmodics, Inc.*	2,585	80,936
Tactile Systems Technology, Inc.*	4,370	108,944
Tela Bio, Inc.*	2,960	29,985
TransMedics Group, Inc.*	32,791	2,753,788
Treace Medical Concepts, Inc.*	41,128	1,052,054
UFP Technologies, Inc.*	1,332	258,208
Utah Medical Products, Inc.	643	59,928
Vicarious Surgical, Inc., Class A*	13,130	24,028
ViewRay, Inc.*	29,178	10,277
Vivani Medical, Inc. (x)*	3,427	4,147
VolitionRX Ltd. (x)*	8,352	11,609
Zimvie, Inc.*	4,858	54,555
Zynex, Inc. (x)*	3,720	35,675

		10,260,436

Health Care Providers & Services (0.7%)
Accolade, Inc.*	12,394	166,947
AirSculpt Technologies, Inc.	2,363	20,369
Aveanna Healthcare Holdings, Inc.*	9,464	15,994
Biodesix, Inc. (x)*	4,397	5,408
CareMax, Inc.*	14,094	43,832
Castle Biosciences, Inc.*	4,669	64,059
Cosmos Health, Inc. (x)*	1,817	5,433
Cross Country Healthcare, Inc.*	6,467	181,593
Cryo-Cell International, Inc. (x)	895	5,442
DocGo, Inc.*	14,609	136,886
Enzo Biochem, Inc.*	8,307	15,285
Etao International Co. Ltd.*	9,665	6,110
Great Elm Group, Inc. (x)*	1,972	4,043
InfuSystem Holdings, Inc.*	3,401	32,752
Invitae Corp.*	49,298	55,707
Joint Corp. (The)*	2,681	36,194
P3 Health Partners, Inc.*	6,923	20,700
Pennant Group, Inc. (The)*	5,441	66,816
PetIQ, Inc., Class A*	5,137	77,928
Psychemedics Corp.	874	3,985
Quipt Home Medical Corp.*	7,560	40,370
Sonida Senior Living, Inc.*	661	5,764
Viemed Healthcare, Inc. (x)*	6,412	62,709

		1,074,326

Health Care Technology (1.1%)
Akili, Inc., Class A*	5,929	6,581
Augmedix, Inc.*	2,930	14,093
Babylon Holdings Ltd., Class A (x)*	775	56
Better Therapeutics, Inc. (x)*	1,113	1,202
CareCloud, Inc.*	1,707	5,036
Computer Programs and Systems, Inc.*	2,689	66,392
Forian, Inc. (x)*	3,016	7,389
HealthStream, Inc.	4,611	113,246
iCAD, Inc. (x)*	3,901	6,359
LifeMD, Inc. (x)*	3,979	17,309
OptimizeRx Corp.*	3,128	44,699
Phreesia, Inc.*	35,416	1,098,250
Sharecare, Inc.*	57,897	101,320
Simulations Plus, Inc.	2,982	129,210
Streamline Health Solutions, Inc.*	6,316	8,021
Tabula Rasa HealthCare, Inc. (x)*	3,560	29,370

		1,648,533

Life Sciences Tools & Services (2.1%)
Akoya Biosciences, Inc.*	3,409	25,192
Alpha Teknova, Inc.*	1,137	3,036
BioLife Solutions, Inc.*	6,532	144,357
Champions Oncology, Inc. (x)*	1,254	7,888
ChromaDex Corp. (x)*	10,280	16,140
Codexis, Inc.*	12,541	35,115
Harvard Bioscience, Inc.*	7,340	40,297
Inotiv, Inc.*	3,512	16,752
MaxCyte, Inc. (x)*	16,394	75,248
Miromatrix Medical, Inc. (x)*	4,197	7,345
NanoString Technologies, Inc.*	8,888	35,996
Nautilus Biotechnology, Inc., Class A*	9,441	36,537
Olink Holding AB (ADR)*	36,168	678,150
OmniAb, Inc. (x)*	17,476	87,904
Pacific Biosciences of California, Inc.*	127,142	1,690,989
Personalis, Inc.*	7,425	13,959
PhenomeX, Inc.*	16,279	7,977
Quanterix Corp.*	6,610	149,055
Quantum-Si, Inc.*	18,848	33,738
Rapid Micro Biosystems, Inc., Class A*	3,534	3,534
Seer, Inc., Class A*	11,000	46,970
Singular Genomics Systems, Inc.*	12,136	10,073
Standard BioTools, Inc.*	14,850	28,660
Telesis Bio, Inc.*	1,827	2,887

		3,197,799

Pharmaceuticals (5.4%)
Aclaris Therapeutics, Inc.*	55,198	572,403
Amylyx Pharmaceuticals, Inc. (x)*	26,229	565,760
AN2 Therapeutics, Inc.*	1,367	11,619
Anebulo Pharmaceuticals, Inc.*	602	1,312
ANI Pharmaceuticals, Inc.*	2,422	130,376
Aquestive Therapeutics, Inc. (x)*	7,760	12,804
Assertio Holdings, Inc. (x)*	10,391	56,319
Atea Pharmaceuticals, Inc.*	14,390	53,819
Athira Pharma, Inc.*	5,863	17,296
Biote Corp., Class A (x)*	2,598	17,562
Bright Green Corp. (x)*	11,241	11,353
Cara Therapeutics, Inc.*	8,807	24,924
Citius Pharmaceuticals, Inc. (x)*	23,040	27,648
Clearside Biomedical, Inc. (x)*	10,848	12,150
Cognition Therapeutics, Inc. (x)*	4,109	7,519
Collegium Pharmaceutical, Inc.*	6,514	139,986
CorMedix, Inc. (x)*	8,375	33,207
Cymabay Therapeutics, Inc.*	18,408	201,568
Dare Bioscience, Inc.*	14,808	13,477
Durect Corp.*	4,557	22,557
Edgewise Therapeutics, Inc.*	8,024	62,186
Enliven Therapeutics, Inc. (x)*	4,380	89,396
Esperion Therapeutics, Inc.*	16,738	23,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Eton Pharmaceuticals, Inc. (x)*	3,691	$12,882
Evolus, Inc.*	7,775	56,524
Eyenovia, Inc. (x)*	5,500	13,035
EyePoint Pharmaceuticals, Inc. (x)*	4,921	42,813
Fulcrum Therapeutics, Inc.*	10,792	35,614
Harrow Health, Inc. (x)*	4,882	92,953
Ikena Oncology, Inc. (x)*	4,039	26,496
Intra-Cellular Therapies, Inc.*	13,338	844,562
Journey Medical Corp. (x)*	682	1,084
Kala Pharmaceuticals, Inc.*	371	5,413
Lipocine, Inc.*	386	1,930
Liquidia Corp.*	8,906	69,912
Longboard Pharmaceuticals, Inc.*	2,918	21,418
Lyra Therapeutics, Inc. (x)*	3,519	14,463
Mallinckrodt plc*	2,536	2,992
Marinus Pharmaceuticals, Inc. (x)*	9,352	101,563
MediWound Ltd.*	969	10,174
Mind Medicine MindMed, Inc.*	7,101	25,351
MyMD Pharmaceuticals, Inc. (x)*	7,406	11,109
NGM Biopharmaceuticals, Inc.*	8,183	21,194
Novan, Inc.*	6,834	2,939
Nuvation Bio, Inc.*	27,263	49,073
Ocular Therapeutix, Inc.*	14,658	75,635
Ocuphire Pharma, Inc. (x)*	4,014	17,421
Omeros Corp. (x)*	11,424	62,147
Optinose, Inc. (x)*	14,059	17,293
Oramed Pharmaceuticals, Inc. (x)*	7,300	26,134
Paratek Pharmaceuticals, Inc.*	10,489	23,181
Phathom Pharmaceuticals, Inc.*	4,620	66,158
Phibro Animal Health Corp., Class A	3,866	52,964
Pliant Therapeutics, Inc. (x)*	32,767	593,738
ProPhase Labs, Inc. (x)*	2,534	18,397
Rain Oncology, Inc.*	3,207	3,848
Relmada Therapeutics, Inc.*	4,709	11,584
Revance Therapeutics, Inc.*	38,241	967,880
Reviva Pharmaceuticals Holdings, Inc.*	2,501	14,656
RVL Pharmaceuticals plc*	10,044	5,626
Scilex Holding Co. (r)*	10,878	51,502
scPharmaceuticals, Inc. (x)*	5,421	55,240
SCYNEXIS, Inc. (x)*	6,479	19,113
SIGA Technologies, Inc.	8,675	43,809
Tarsus Pharmaceuticals, Inc.*	4,419	79,851
Terns Pharmaceuticals, Inc.*	8,041	70,359
TherapeuticsMD, Inc.*	1,040	4,285
Theravance Biopharma, Inc.*	11,611	120,174
Theseus Pharmaceuticals, Inc.*	3,801	35,463
Third Harmonic Bio, Inc.*	3,629	17,455
Trevi Therapeutics, Inc. (x)*	7,792	18,623
Ventyx Biosciences, Inc. (x)*	62,246	2,041,669
Verrica Pharmaceuticals, Inc. (x)*	3,925	22,647
WaVe Life Sciences Ltd. (x)*	11,220	40,841
Xeris Biopharma Holdings, Inc.*	24,960	65,395
Zevra Therapeutics, Inc. (x)*	6,499	33,145

		8,248,234

Total Health Care		49,842,805

Industrials (11.3%)
Aerospace & Defense (1.4%)
AAR Corp.*	12,255	707,849
AeroVironment, Inc.*	7,333	750,019
AerSale Corp.*	4,818	70,825
Archer Aviation, Inc., Class A*	28,639	117,993
Astronics Corp.*	4,882	96,957
Byrna Technologies, Inc. (x)*	3,242	16,242
Cadre Holdings, Inc.	3,657	79,723
CPI Aerostructures, Inc.*	1,982	7,710
Ducommun, Inc.*	2,118	92,281
Innovative Solutions and Support, Inc.*	2,204	15,803
National Presto Industries, Inc.	977	71,516
Park Aerospace Corp.	3,714	51,253
Redwire Corp. (x)*	1,559	3,975
Terran Orbital Corp. (x)*	15,978	23,967
VirTra, Inc.*	1,928	14,672

		2,120,785

Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	4,493
Radiant Logistics, Inc.*	6,954	46,731

		51,224

Building Products (1.0%)
Alpha Pro Tech Ltd.*	1,993	7,932
Caesarstone Ltd.	4,330	22,689
Insteel Industries, Inc.	3,528	109,791
Molekule Group, Inc. (x)*	3,724	8,714
Quanex Building Products Corp.	6,203	166,551
Tecnoglass, Inc.	22,631	1,169,118

		1,484,795

Commercial Services & Supplies (2.0%)
ACCO Brands Corp.	17,371	90,503
Acme United Corp.	401	10,001
Aqua Metals, Inc. (x)*	14,790	17,304
ARC Document Solutions, Inc. (x)	6,711	21,744
Aris Water Solutions, Inc., Class A (x)	5,623	58,029
BrightView Holdings, Inc.*	7,764	55,745
CECO Environmental Corp.*	5,583	74,589
CompX International, Inc.	287	6,257
Ennis, Inc.	4,831	98,456
Enviri Corp.*	14,816	146,234
Fuel Tech, Inc. (x)*	4,305	5,704
GEO Group, Inc. (The)*	22,370	160,169
Heritage-Crystal Clean, Inc.*	37,968	1,434,811
Interface, Inc., Class A	10,771	94,677
LanzaTech Global, Inc.*	3,839	26,220
Liquidity Services, Inc.*	4,468	73,722
Montrose Environmental Group, Inc.*	5,240	220,709
NL Industries, Inc.	1,496	8,273
Odyssey Marine Exploration, Inc., Class B (x)*	3,340	12,024
Performant Financial Corp.*	12,611	34,050
Perma-Fix Environmental Services, Inc. (x)*	2,437	26,758
Quad/Graphics, Inc.*	5,919	22,255
Quest Resource Holding Corp.*	3,171	20,675
SP Plus Corp.*	3,682	144,003
Viad Corp.*	3,829	102,924
Virco Mfg. Corp.*	2,065	8,611
VSE Corp.	2,007	109,763

		3,084,210

Construction & Engineering (1.8%)
Argan, Inc.	2,394	94,348
Bowman Consulting Group Ltd., Class A (x)*	1,885	60,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Concrete Pumping Holdings, Inc.*	4,864	$39,058
Great Lakes Dredge & Dock Corp.*	12,313	100,474
IES Holdings, Inc.*	1,540	87,595
INNOVATE Corp. (x)*	8,925	15,619
Limbach Holdings, Inc.*	1,730	42,783
Matrix Service Co.*	5,087	29,962
MYR Group, Inc.*	7,510	1,038,933
Northwest Pipe Co.*	1,852	56,004
Orion Group Holdings, Inc. (x)*	5,210	14,640
Southland Holdings, Inc. (x)*	680	5,583
Sterling Infrastructure, Inc.*	20,402	1,138,432
Tutor Perini Corp.*	7,978	57,043

		2,780,568

Electrical Equipment (0.8%)
374Water, Inc. (x)*	11,071	26,460
Allied Motion Technologies, Inc.	2,607	104,124
American Superconductor Corp.*	5,106	31,964
Amprius Technologies, Inc. (x)*	1,008	7,237
Babcock & Wilcox Enterprises, Inc.*	11,053	65,213
Beam Global (x)*	1,723	17,833
Blink Charging Co. (x)*	8,683	52,011
Broadwind, Inc.*	3,687	14,084
Dragonfly Energy Holdings Corp. (x)*	2,868	4,245
Energy Vault Holdings, Inc. (x)*	18,392	50,210
Eos Energy Enterprises, Inc. (x)*	20,196	87,651
Espey Mfg. & Electronics Corp.	346	5,794
ESS Tech, Inc.*	17,129	25,180
Expion360, Inc.*	688	3,419
Flux Power Holdings, Inc. (x)*	1,862	8,025
FTC Solar, Inc. (x)*	11,986	38,595
Ideal Power, Inc.*	1,033	12,189
LSI Industries, Inc.	4,929	61,908
NeoVolta, Inc. (x)*	5,298	17,351
Orion Energy Systems, Inc. (x)*	5,137	8,373
Pioneer Power Solutions, Inc.*	1,431	12,020
Powell Industries, Inc.	1,724	104,457
Preformed Line Products Co.	467	72,899
Servotronics, Inc.*	158	2,054
SES AI Corp. (x)*	23,415	57,133
SKYX Platforms Corp.*	10,643	28,310
Thermon Group Holdings, Inc.*	6,281	167,075
TPI Composites, Inc. (x)*	7,877	81,684
Ultralife Corp. (x)*	1,687	8,165

		1,175,663

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	1,621	71,048
Daseke, Inc.*	7,605	54,224
FTAI Infrastructure, Inc.	18,523	68,350
PAM Transportation Services, Inc.*	1,161	31,080
Patriot Transportation Holding, Inc.*	43	360
TuSimple Holdings, Inc., Class A*	30,977	51,422
Universal Logistics Holdings, Inc.	1,287	37,078
US Xpress Enterprises, Inc., Class A*	5,816	35,710
Yellow Corp. (x)*	9,219	6,349

		355,621

Machinery (1.4%)
Berkshire Grey, Inc. (x)*	11,919	16,806
Blue Bird Corp.*	3,301	74,207
CIRCOR International, Inc.*	3,416	192,833
Columbus McKinnon Corp.	5,307	215,730
Commercial Vehicle Group, Inc.*	6,051	67,166
Douglas Dynamics, Inc.	4,250	126,990
Eastern Co. (The)	982	17,764
FreightCar America, Inc.*	2,584	7,700
Gencor Industries, Inc.*	2,014	31,378
Graham Corp.*	1,947	25,856
Hurco Cos., Inc.	1,166	25,244
Hydrofarm Holdings Group, Inc.*	7,532	5,890
Hyliion Holdings Corp.*	27,787	46,404
Hyster-Yale Materials Handling, Inc.	2,040	113,914
L B Foster Co., Class A*	1,985	28,346
LS Starrett Co. (The), Class A*	1,227	12,822
Luxfer Holdings plc	5,154	73,341
Manitex International, Inc.*	2,617	14,027
Manitowoc Co., Inc. (The)*	6,551	123,355
Mayville Engineering Co., Inc.*	2,085	25,979
Microvast Holdings, Inc.*	19,762	31,619
Miller Industries, Inc.	2,097	74,381
Nauticus Robotics, Inc. (x)*	3,209	6,803
NN, Inc. (x)*	8,228	19,665
Park-Ohio Holdings Corp.	1,593	30,267
Perma-Pipe International Holdings, Inc.*	1,453	13,818
Proterra, Inc.*	41,638	49,966
REV Group, Inc.	5,951	78,910
Shyft Group, Inc. (The)	6,481	142,971
Taylor Devices, Inc.*	527	13,702
Titan International, Inc.*	9,868	113,285
Twin Disc, Inc.*	2,030	22,858
Velo3D, Inc. (x)*	16,721	36,117
Wabash National Corp.	8,919	228,683

		2,108,797

Marine Transportation (0.3%)
Eagle Bulk Shipping, Inc.	2,571	123,511
Eneti, Inc.	4,644	56,239
Genco Shipping & Trading Ltd.	7,934	111,314
Himalaya Shipping Ltd. (x)*	5,045	28,050
Navios Maritime Holdings, Inc.*	3,202	5,251
Pangaea Logistics Solutions Ltd.	6,837	46,287
Safe Bulkers, Inc.	13,336	43,475

		414,127

Passenger Airlines (0.1%)
Blade Air Mobility, Inc.*	10,994	43,316
Hawaiian Holdings, Inc.*	9,567	103,037
Mesa Air Group, Inc.*	6,646	16,947

		163,300

Professional Services (1.8%)
Asure Software, Inc.*	3,255	39,581
Barrett Business Services, Inc.	1,264	110,221
BGSF, Inc.	1,891	18,021
BlackSky Technology, Inc., Class A (x)*	22,211	49,308
CRA International, Inc.	1,280	130,560
DLH Holdings Corp.*	1,287	13,192
FiscalNote Holdings, Inc. (x)*	11,674	42,493
Forrester Research, Inc.*	2,213	64,376
Franklin Covey Co.*	2,298	100,377
Heidrick & Struggles International, Inc.	3,738	98,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
HireQuest, Inc. (x)	1,005	$26,160
Hudson Global, Inc. (x)*	452	10,057
IBEX Holdings Ltd.*	2,057	43,670
ICF International, Inc.	10,484	1,304,105
Innodata, Inc.*	4,736	53,659
Kelly Services, Inc., Class A	6,193	109,059
Mastech Digital, Inc. (x)*	701	6,926
Mistras Group, Inc.*	3,925	30,301
Professional Diversity Network, Inc. (x)*	1,118	4,975
RCM Technologies, Inc.*	1,191	21,914
Red Violet, Inc. (x)*	2,091	43,012
Resources Connection, Inc.	6,120	96,145
Skillsoft Corp. (x)*	14,447	17,914
StarTek, Inc. (x)*	2,865	8,366
Steel Connect, Inc.*	629	5,271
TrueBlue, Inc.*	5,712	101,160
Verra Mobility Corp., Class A*	9,200	181,424
Where Food Comes From, Inc. (x)*	454	6,347
Willdan Group, Inc.*	2,288	43,838

		2,781,377

Trading Companies & Distributors (0.5%)
Alta Equipment Group, Inc.	3,574	61,938
BlueLinx Holdings, Inc.*	1,646	154,362
Distribution Solutions Group, Inc.*	856	44,563
DXP Enterprises, Inc.*	2,713	98,780
EVI Industries, Inc. (x)*	892	19,624
Hudson Technologies, Inc.*	8,241	79,278
Karat Packaging, Inc.	1,059	19,327
Mega Matrix Corp. (x)*	4,460	5,798
Titan Machinery, Inc.*	3,872	114,224
Transcat, Inc.*	1,387	118,325
Willis Lease Finance Corp.*	534	20,895

		737,114

Total Industrials		17,257,581

Information Technology (18.3%)
Communications Equipment (0.8%)
Applied Optoelectronics, Inc. (x)*	5,251	31,296
Aviat Networks, Inc.*	1,751	58,431
BK Technologies Corp.	547	9,058
CalAmp Corp. (x)*	6,154	6,523
Calix, Inc.*	8,262	412,356
Cambium Networks Corp.*	2,312	35,189
Casa Systems, Inc.*	6,101	7,443
Clearfield, Inc. (x)*	2,462	116,576
ClearOne, Inc.	2,493	2,064
Comtech Telecommunications Corp.	5,151	47,080
Digi International, Inc.*	6,620	260,762
DZS, Inc. (x)*	4,134	16,412
EMCORE Corp.*	10,063	7,573
Franklin Wireless Corp.*	1,905	7,106
Genasys, Inc. (x)*	6,934	18,028
KVH Industries, Inc.*	3,554	32,484
Lantronix, Inc.*	5,020	21,134
NETGEAR, Inc.*	5,407	76,563
Network-1 Technologies, Inc.	2,781	6,424
Ondas Holdings, Inc.*	8,472	7,289
Optical Cable Corp.*	1,368	5,527
PCTEL, Inc.	3,230	15,488
Ribbon Communications, Inc.*	16,535	46,133
TESSCO Technologies, Inc.*	1,423	12,736

		1,259,675

Electronic Equipment, Instruments & Components (3.6%)
908 Devices, Inc. (x)*	4,120	28,263
Aeva Technologies, Inc.*	15,101	18,876
Airgain, Inc.*	1,563	8,440
Akoustis Technologies, Inc. (x)*	12,972	41,251
AmpliTech Group, Inc.*	1,243	2,871
Arlo Technologies, Inc.*	16,224	177,004
Bel Fuse, Inc., Class B	1,966	112,868
ClearSign Technologies Corp.*	6,317	8,275
Climb Global Solutions, Inc.	781	37,379
Coda Octopus Group, Inc.*	1,107	9,088
CPS Technologies Corp.*	2,100	5,880
Daktronics, Inc.*	7,333	46,931
Data I/O Corp.*	655	2,810
Evolv Technologies Holdings, Inc.*	21,145	126,870
FARO Technologies, Inc.*	3,821	61,900
Focus Universal, Inc.*	5,974	9,140
Frequency Electronics, Inc.	896	5,932
Identiv, Inc.*	4,235	35,616
Interlink Electronics, Inc. (x)*	127	1,501
Iteris, Inc. (x)*	8,051	31,882
Key Tronic Corp.*	1,993	11,300
Kimball Electronics, Inc.*	4,507	124,528
LGL Group, Inc. (The)*	256	1,219
LightPath Technologies, Inc., Class A*	6,416	8,662
Lightwave Logic, Inc. (x)*	21,514	149,953
Luna Innovations, Inc. (x)*	6,028	54,975
MicroVision, Inc. (x)*	33,207	152,088
Movella Holdings, Inc.*	2,259	4,812
M-Tron Industries, Inc. (x)*	394	4,373
Napco Security Technologies, Inc.	59,890	2,075,189
Neonode, Inc. (x)*	2,215	17,897
nLight, Inc.*	8,284	127,739
OSI Systems, Inc.*	11,995	1,413,371
Ouster, Inc.*	5,873	29,013
Powerfleet, Inc.*	6,600	19,800
Presto Automation, Inc. (x)*	587	3,064
Research Frontiers, Inc. (x)*	6,623	10,597
RF Industries Ltd.*	1,379	5,723
Richardson Electronics Ltd.	2,256	37,224
ScanSource, Inc.*	4,726	139,701
SigmaTron International, Inc. (x)*	158	512
SmartRent, Inc., Class A (x)*	34,598	132,510
Sobr Safe, Inc.*	1,748	2,972
Sono-Tek Corp. (x)*	1,315	7,101
Tingo Group, Inc. (x)*	22,918	27,731
Vishay Precision Group, Inc.*	2,333	86,671
Wireless Telecom Group, Inc.*	3,805	7,991
Wrap Technologies, Inc. (x)*	5,764	8,415

		5,437,908

IT Services (0.3%)
AgileThought, Inc., Class A*	4,393	3,295
Backblaze, Inc., Class A*	3,797	16,441
BigBear.ai Holdings, Inc. (x)*	5,061	11,893
Brightcove, Inc.*	8,113	32,533
Castellum, Inc. (x)*	4,218	2,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares		Value (Note 1)
Computer Task Group, Inc.*	2,819		$21,453
Crexendo, Inc.	1,473		2,592
CSP, Inc. (x)	571		6,801
CXApp, Inc. (x)*	366		3,997
DecisionPoint Systems, Inc.*	944		5,192
Glimpse Group, Inc. (The) (x)*	2,039		7,259
Grid Dynamics Holdings, Inc.*	10,415		96,339
Hackett Group, Inc. (The)	4,713		105,335
Information Services Group, Inc.	6,623		35,499
OMNIQ Corp. (x)*	916		3,701
PFSweb, Inc.	3,400		15,368
Rackspace Technology, Inc.*	14,795		40,242
Research Solutions, Inc. (x)*	3,248		6,626
Tucows, Inc., Class A*	1,865		51,735
Unisys Corp.*	12,504		49,766
WidePoint Corp. (x)*	453		843

			519,019

Semiconductors & Semiconductor Equipment (5.9%)
ACM Research, Inc., Class A*	9,045		118,309
Aehr Test Systems (x)*	46,991		1,938,379
Alpha & Omega Semiconductor Ltd.*	4,375		143,500
Amtech Systems, Inc.*	2,197		21,003
Atomera, Inc.*	3,990		34,992
AXT, Inc.*	7,785		26,780
CEVA, Inc.*	4,376		111,807
CVD Equipment Corp. (x)*	1,269		9,353
eMagin Corp.*	14,216		28,148
Everspin Technologies, Inc.*	3,567		32,852
GSI Technology, Inc. (x)*	3,416		18,890
Ichor Holdings Ltd.*	5,372		201,450
Impinj, Inc. (x)*	7,251		650,052
indie Semiconductor, Inc., Class A (x)*	163,233		1,534,390
inTEST Corp.*	2,019		53,019
Kopin Corp.*	19,730		42,419
Navitas Semiconductor Corp., Class A*	19,160		201,946
NVE Corp. (x)	900		87,696
Photronics, Inc.*	11,473		295,889
Pixelworks, Inc. (x)*	10,299		17,817
QuickLogic Corp.*	2,387		21,937
Rambus, Inc.*	49,687		3,188,415
SkyWater Technology, Inc. (x)*	3,314		31,218
SMART Global Holdings, Inc.*	9,077		263,324
SPI Energy Co. Ltd.*	3,464		4,850
Transphorm, Inc.*	5,050		17,170

			9,095,605

Software (7.5%)
8x8, Inc.*	21,232		89,811
A10 Networks, Inc.	13,309		194,178
Agilysys, Inc.*	10,970		752,981
American Software, Inc., Class A	6,037		63,449
Applied Digital Corp.*	12,806		119,736
Arteris, Inc.*	3,354		22,874
AudioEye, Inc. (x)*	1,261		6,166
AvePoint, Inc. (x)*	28,788		165,819
Aware, Inc.*	2,558		4,042
Bit Digital, Inc. (x)*	13,743		55,797
BTCS, Inc. (r)*	650		—
Cerence, Inc.*	37,261		1,089,139
Cipher Mining, Inc. (x)*	7,836		22,411
Cleanspark, Inc.*	14,390		61,733
Clear Secure, Inc., Class A	25,753		596,697
CoreCard Corp. (x)*	1,364		34,591
Couchbase, Inc.*	6,392		101,121
CS Disco, Inc.*	4,252		34,951
CYNGN, Inc.*	2,513		3,141
Dave, Inc. (x)*	1,083		5,772
Digimarc Corp. (x)*	2,672		78,664
Ebix, Inc.	4,963		125,068
eGain Corp.*	4,028		30,170
Embark Technology, Inc.*	2,504		7,161
Expensify, Inc., Class A (x)*	10,368		82,737
Intellicheck, Inc. (x)*	3,165		7,818
Issuer Direct Corp.*	573		10,767
JFrog Ltd. (x)*	53,591		1,484,471
Kaltura, Inc.*	15,539		32,943
LivePerson, Inc.*	11,933		53,937
LiveVox Holdings, Inc.*	3,987		10,964
Mawson Infrastructure Group, Inc. (x)*	2,145		4,054
Mitek Systems, Inc.*	8,024		86,980
Near Intelligence, Inc. (x)*	1,098		1,537
NextNav, Inc.*	10,189		29,956
ON24, Inc.	6,183		50,206
OneSpan, Inc.*	7,526		111,686
Park City Group, Inc. (x)	2,257		22,773
Porch Group, Inc.*	14,645		20,210
Quantum Computing, Inc. (x)*	5,827		6,876
Rekor Systems, Inc.*	10,294		18,323
Rimini Street, Inc.*	9,167		43,910
SeaChange International, Inc.*	—	@	2
Smith Micro Software, Inc. (x)*	10,184		11,304
SoundHound AI, Inc., Class A (x)*	26,276		119,556
SoundThinking, Inc.*	1,686		36,856
SRAX, Inc. (x)*	4,308		258
Telos Corp.*	9,861		25,244
Terawulf, Inc.*	9,609		16,816
Upland Software, Inc.*	5,665		20,394
Veritone, Inc. (x)*	4,782		18,745
Viant Technology, Inc., Class A*	2,496		11,507
Weave Communications, Inc.*	52,222		580,186
Xperi, Inc.*	7,925		104,214
Yext, Inc.*	183,967		2,080,667
Zeta Global Holdings Corp., Class A*	143,764		1,227,745
Zuora, Inc., Class A*	139,821		1,533,836

			11,532,950

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,202		17,429
Boxlight Corp., Class A*	—	@	—
CompoSecure, Inc. (x)*	3,094		21,225
CPI Card Group, Inc.*	803		18,670
Eastman Kodak Co.*	10,709		49,475
Immersion Corp.	5,456		38,628
Intevac, Inc.*	4,801		18,004
Movano, Inc. (x)*	5,266		5,740
One Stop Systems, Inc. (x)*	3,443		9,881
Quantum Corp.*	14,378		15,528
Sonim Technologies, Inc. (x)*	3,824		4,398
TransAct Technologies, Inc.*	1,779		15,940
Turtle Beach Corp.*	2,944		34,298

			249,216

Total Information Technology			28,094,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (1.8%)
Chemicals (0.7%)
Advanced Emissions Solutions, Inc.*	5,013	$9,324
AdvanSix, Inc.	4,996	174,760
Alto Ingredients, Inc.*	13,863	40,064
American Vanguard Corp.	5,086	90,887
Amyris, Inc.*	41,167	42,402
Aspen Aerogels, Inc.*	9,599	75,736
Core Molding Technologies, Inc.*	1,485	33,784
Danimer Scientific, Inc., Class A*	16,491	39,249
Flexible Solutions International, Inc. (x)	1,478	3,947
FutureFuel Corp.	4,945	43,763
Hawkins, Inc.	3,635	173,353
Intrepid Potash, Inc.*	2,049	46,492
Koppers Holdings, Inc.	3,802	129,648
Northern Technologies International Corp. (x)	1,365	14,619
Origin Materials, Inc. (x)*	19,951	84,991
Rayonier Advanced Materials, Inc.*	11,997	51,347
Valhi, Inc.	406	5,217

		1,059,583

Construction Materials (0.0%)†
Smith-Midland Corp.*	866	20,567
United States Lime & Minerals, Inc.	385	80,423

		100,990

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,879	133,659
Ranpak Holdings Corp., Class A*	8,142	36,802

		170,461

Metals & Mining (0.9%)
5E Advanced Materials, Inc.*	7,359	24,138
Ampco-Pittsburgh Corp.*	2,567	8,163
Ascent Industries Co.*	1,236	11,235
Caledonia Mining Corp. plc (x)	3,061	35,569
Contango ORE, Inc. (x)*	683	17,403
Dakota Gold Corp.*	10,027	29,279
Friedman Industries, Inc.	1,415	17,829
Gold Resource Corp.	17,776	11,199
Haynes International, Inc.	2,357	119,783
i-80 Gold Corp.*	36,106	81,238
Idaho Strategic Resources, Inc. (x)*	2,169	11,582
Ivanhoe Electric, Inc. (x)*	10,463	136,437
NioCorp Developments Ltd.*	423	2,128
Olympic Steel, Inc.	1,859	91,091
Perpetua Resources Corp.*	7,055	25,892
Piedmont Lithium, Inc.*	3,368	194,367
PolyMet Mining Corp.*	6,237	4,927
Ramaco Resources, Inc., Class A	3,978	33,575
Ramaco Resources, Inc., Class B (x)*	796	8,441
Schnitzer Steel Industries, Inc., Class A	4,869	146,021
SunCoke Energy, Inc.	15,984	125,794
TimkenSteel Corp.*	8,177	176,378
Tredegar Corp.	4,959	33,077
Universal Stainless & Alloy Products, Inc.*	1,501	21,029
US Gold Corp. (x)*	1,727	7,685
US Goldmining, Inc.*	346	4,477

		1,378,737

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,151	98,690
Glatfelter Corp.*	8,513	25,709

		124,399

Total Materials		2,834,170

Real Estate (1.9%)
Diversified REITs (0.3%)
Alpine Income Property Trust, Inc. (REIT)	2,474	40,202
CTO Realty Growth, Inc. (REIT)	4,154	71,200
Gladstone Commercial Corp. (REIT)	7,581	93,777
Modiv, Inc. (REIT), Class C	1,420	21,300
NexPoint Diversified Real Estate Trust (REIT)	5,756	72,065
One Liberty Properties, Inc. (REIT)	3,066	62,301
Star Holdings (REIT)*	2,440	35,795

		396,640

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	44,869	100,955
Global Medical REIT, Inc. (REIT)	11,514	105,123
Universal Health Realty Income Trust (REIT)	2,429	115,572

		321,650

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)*	6,482	24,178
Braemar Hotels & Resorts, Inc. (REIT)	12,333	49,579
Chatham Lodging Trust (REIT)	9,051	84,717
Hersha Hospitality Trust (REIT), Class A	6,026	36,698
Sotherly Hotels, Inc. (REIT)*	2,619	4,950

		200,122

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	12,250	40,425
Plymouth Industrial REIT, Inc. (REIT)	8,055	185,426

		225,851

Office REITs (0.3%)
City Office REIT, Inc. (REIT)	7,346	40,917
Creative Media & Community Trust Corp. (REIT)	2,469	12,320
Franklin Street Properties Corp. (REIT)	18,540	26,883
Office Properties Income Trust (REIT)	9,038	69,593
Orion Office REIT, Inc. (REIT)	10,753	71,077
Peakstone Realty Trust (REIT) (x)	5,207	145,380
Postal Realty Trust, Inc. (REIT), Class A	3,533	51,970

		418,140

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	133	7,473
American Realty Investors, Inc.*	258	5,619
AMREP Corp. (x)*	422	7,569
Comstock Holding Cos., Inc., Class A*	312	1,307
Douglas Elliman, Inc.	15,264	33,886
Fathom Holdings, Inc. (x)*	1,787	12,759
Forestar Group, Inc.*	3,442	77,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FRP Holdings, Inc.*	1,239	$71,329
InterGroup Corp. (The)*	60	2,141
JW Mays, Inc.*	69	3,231
LuxUrban Hotels, Inc.*	1,672	5,267
Maui Land & Pineapple Co., Inc.*	1,399	19,922
Rafael Holdings, Inc., Class B*	2,216	4,632
RE/MAX Holdings, Inc., Class A	3,299	63,539
Stratus Properties, Inc.	1,069	28,061
Tejon Ranch Co.*	3,909	67,274
Transcontinental Realty Investors, Inc.*	347	12,711
Trinity Place Holdings, Inc. (x)*	1,622	876

		425,213

Residential REITs (0.2%)
Bluerock Homes Trust, Inc. (REIT)*	615	9,926
BRT Apartments Corp. (REIT)	2,231	44,174
Clipper Realty, Inc. (REIT)	2,357	13,364
UMH Properties, Inc. (REIT)	10,334	165,138

		232,602

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)	5,053	111,368
NETSTREIT Corp. (REIT)	11,497	205,452
Urstadt Biddle Properties, Inc. (REIT), Class A	5,365	114,060
Whitestone REIT (REIT)	9,169	88,939

		519,819

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT) (x)	9,501	116,007
Gladstone Land Corp. (REIT)	6,294	102,403
Global Self Storage, Inc. (REIT)	2,050	10,353

		228,763

Total Real Estate		2,968,800

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	3,720	52,601
Via Renewables, Inc., Class A	461	3,208

		55,809

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,490	29,845

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	12,026	64,940
Spruce Power Holding Corp. (x)*	2,104	1,708

		66,648

Multi-Utilities (0.1%)
Unitil Corp.	3,001	152,181

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,584	74,796
Cadiz, Inc. (x)*	7,594	30,832
Consolidated Water Co. Ltd. (x)	2,824	68,426
Global Water Resources, Inc.	2,238	28,378
Pure Cycle Corp.*	3,658	40,238
York Water Co. (The)	2,672	110,273

		352,943

Total Utilities		657,426

Total Common Stocks (98.4%) (Cost $142,138,591)		150,855,597

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Disc Medicine, Inc., CVR (r)(x)*	4,122	—
OncoMed Pharmaceuticals, Inc., CVR (r)*	4,471	819

		819

Pharmaceuticals (0.0%)
Imara, Inc., CVR (r)*	2,426	—

Total Health Care		819

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	411	1,209

Total Industrials		1,209

Total Rights (0.0%)† (Cost $—)		2,028

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	74

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	859,305	859,476

Total Investment Companies		2,859,476

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.1%)
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $8,886,313, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $9,065,113. (xx)	$8,882,560	8,882,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $1,998,295, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $2,038,261. (xx)	$1,997,451	$1,997,451

Total Repurchase Agreements		10,880,011

Total Short-Term Investments (8.9%) (Cost $13,739,487)		13,739,487

Total Investments in Securities (107.3%) (Cost $155,878,078)		164,597,186
Other Assets Less Liabilities (-7.3%)		(11,237,713)

Net Assets (100%)		$153,359,473

*	Non-income producing.
†	Percent shown is less than 0.05%.
@	Shares are less than 0.5.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $16,678,009. This was collateralized by $4,263,952 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/20/23 - 5/15/53 and by cash of $12,880,011 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	75	9/2023	USD	713,888	(1,357)

					(1,357)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$6,392,073	$—	$—		$6,392,073
Consumer Discretionary	12,497,336	14,271	—		12,511,607
Consumer Staples	5,545,736	—	—		5,545,736
Energy	3,764,762	—	—		3,764,762
Financials	20,970,603	15,661	—		20,986,264
Health Care	49,791,303	—	51,502		49,842,805
Industrials	17,257,581	—	—		17,257,581
Information Technology	28,094,115	258	—	(a)	28,094,373
Materials	2,834,170	—	—		2,834,170
Real Estate	2,968,800	—	—		2,968,800
Utilities	657,426	—	—		657,426
Rights
Health Care	—	—	819		819
Industrials	—	—	1,209		1,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$2,859,476	$—	$—	$2,859,476
Repurchase Agreements	—	10,880,011	—	10,880,011
Warrants
Real Estate	74	—	—	74

Total Assets	$153,633,455	$10,910,201	$53,530	$164,597,186

Liabilities:
Futures	$(1,357)	$—	$—	$(1,357)

Total Liabilities	$(1,357)	$—	$—	$(1,357)

Total	$153,632,098	$10,910,201	$53,530	$164,595,829

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,357	)*

Total		$(1,357)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$25,270	$25,270

Total	$25,270	$25,270

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,270	$1,270

Total	$1,270	$1,270

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$585,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$72,407,607
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$81,190,978

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$ 2,891,437	$7,833,772	$3,389,637

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,221,686
Aggregate gross unrealized depreciation	(27,570,150)

Net unrealized appreciation	$7,651,536

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,944,293

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $144,998,067)	$153,717,175
Repurchase Agreements (Cost $10,880,011)	10,880,011
Cash	2,542,870
Cash held as collateral at broker for futures	49,200
Receivable for securities sold	1,482,350
Dividends, interest and other receivables	63,442
Securities lending income receivable	26,501
Receivable for Portfolio shares sold	12,272
Due from broker for futures variation margin	2,245
Other assets	1,707

Total assets	168,777,773

LIABILITIES
Payable for return of collateral on securities loaned	12,880,011
Payable for securities purchased	2,342,764
Investment management fees payable	83,843
Payable for Portfolio shares repurchased	41,780
Administrative fees payable	16,240
Distribution fees payable – Class IB	1,803
Accrued expenses	51,859

Total liabilities	15,418,300

NET ASSETS	$153,359,473

Net assets were comprised of:
Paid in capital	$168,977,876
Total distributable earnings (loss)	(15,618,403)

Net assets	$153,359,473

Class IB
Net asset value, offering and redemption price per share, $8,909,411 / 1,034,779 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.61

Class K
Net asset value, offering and redemption price per share, $144,450,062 / 16,627,424 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.69

(x)	Includes value of securities on loan of $16,678,009.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $242 foreign withholding tax)	$616,413
Interest	47,915
Securities lending (net)	157,762

Total income	822,090

EXPENSES
Investment management fees	649,024
Administrative fees	97,648
Custodian fees	49,258
Professional fees	28,140
Distribution fees – Class IB	10,401
Printing and mailing expenses	9,249
Trustees’ fees	2,396
Miscellaneous	1,629

Gross expenses	847,745
Less: Waiver from investment manager	(149,924)

Net expenses	697,821

NET INVESTMENT INCOME (LOSS)	124,269

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,934,819)
Futures contracts	25,270

Net realized gain (loss)	(1,909,549)

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,424,136
Futures contracts	1,270

Net change in unrealized appreciation (depreciation)	11,425,406

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,515,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,640,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$124,269	$361,486
Net realized gain (loss)	(1,909,549)	(20,137,425)
Net change in unrealized appreciation (depreciation)	11,425,406	(33,591,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,640,126	(53,367,240)

Distributions to shareholders:
Class IB	—	(243,204)
Class K	—	(4,849,394)

Total distributions to shareholders	—	(5,092,598)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 131,435 and 260,125 shares, respectively ]	1,134,900	2,380,805
Capital shares issued in reinvestment of dividends and distributions [ 0 and 29,607 shares, respectively ]	—	243,204
Capital shares repurchased [ (101,959) and (280,258) shares, respectively]	(854,767)	(2,464,545)

Total Class IB transactions	280,133	159,464

Class K
Capital shares sold [ 5,991 and 1,889,813 shares, respectively ]	51,249	17,057,832
Capital shares issued in reinvestment of dividends and distributions [ 0 and 584,240 shares, respectively ]	—	4,849,394
Capital shares repurchased [ (1,017,842) and (2,008,982) shares, respectively]	(8,643,427)	(17,770,394)

Total Class K transactions	(8,592,178)	4,136,832

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,312,045)	4,296,296

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,328,081	(54,163,542)
NET ASSETS:
Beginning of period	152,031,392	206,194,934

End of period	$153,359,473	$152,031,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.09		$11.27	$13.80	$10.49	$8.97	$11.53

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	— #	(0.07)	(0.01)	0.01	— #
Net realized and unrealized gain (loss)	0.52		(2.93)	1.51	5.14	2.59	(0.44)

Total from investment operations	0.52		(2.93)	1.44	5.13	2.60	(0.44)

Less distributions:
Dividends from net investment income	—		(0.01)	—	— #	— #	—
Distributions from net realized gains	—		(0.24)	(3.97)	(1.82)	(1.08)	(2.11)
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(0.25)	(3.97)	(1.82)	(1.08)	(2.12)

Net asset value, end of period	$8.61		$8.09	$11.27	$13.80	$10.49	$8.97

Total return (b)	6.43%		(26.00)%	10.96%	50.22%	29.32%	(4.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,909		$8,138	$11,220	$3,348	$1,414	$326
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (a)(f)	1.35%		1.34%	1.30%	1.37%	1.36%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.07)%		(0.02)%	(0.45)%	(0.06)%	0.05%	(0.01)%
Before waivers (a)(f)	(0.27)%		(0.21)%	(0.59)%	(0.28)%	(0.16)%	(0.19)%
Portfolio turnover rate^	48	%(z)	78%	62%	94%	69%	60%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.16		$11.35	$13.85	$10.52	$8.99	$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02	(0.04)	0.02	0.03	0.03
Net realized and unrealized gain (loss)	0.52		(2.93)	1.51	5.16	2.61	(0.46)

Total from investment operations	0.53		(2.91)	1.47	5.18	2.64	(0.43)

Less distributions:
Dividends from net investment income	—		(0.04)	— #	(0.03)	(0.03)	(0.03)
Distributions from net realized gains	—		(0.24)	(3.97)	(1.82)	(1.08)	(2.11)
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(0.28)	(3.97)	(1.85)	(1.11)	(2.15)

Net asset value, end of period	$8.69		$8.16	$11.35	$13.85	$10.52	$8.99

Total return (b)	6.50%		(25.71)%	11.13%	50.54%	29.67%	(4.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144,450		$143,894	$194,975	$196,267	$155,846	$129,922
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (a)(f)	1.10%		1.09%	1.05%	1.12%	1.10%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.18%		0.23%	(0.23)%	0.19%	0.24%	0.23%
Before waivers (a)(f)	(0.02)%		0.04%	(0.38)%	(0.03)%	0.04%	0.05%
Portfolio turnover rate^	48	%(z)	78%	62%	94%	69%	60%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Energy	64.0%
Materials	33.4
Consumer Staples	2.3
Repurchase Agreement	1.2
Cash and Other	(0.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$962.00	$4.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	963.00	3.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Materials (33.4%)
Aluminum (0.5%)
Alcoa Corp.	2,152	$73,017
Norsk Hydro ASA	16,223	96,426

		169,443

Copper (2.7%)
Antofagasta plc	4,757	88,651
First Quantum Minerals Ltd.	7,101	167,991
Freeport-McMoRan, Inc.	17,258	690,320
Lundin Mining Corp.	7,905	61,939

		1,008,901

Diversified Metals & Mining (13.8%)
Anglo American plc	15,328	434,463
BHP Group Ltd. (ASE Stock Exchange)	42,074	1,255,363
BHP Group Ltd. (London Stock Exchange)	19,035	565,365
Boliden AB	3,299	95,491
Glencore plc	128,755	730,368
IGO Ltd.	8,221	83,909
Ivanhoe Mines Ltd., Class A*	7,345	67,088
Mineral Resources Ltd.	2,094	100,589
Pilbara Minerals Ltd.	32,550	107,342
Rio Tinto Ltd.	4,478	344,620
Rio Tinto plc	13,580	862,731
South32 Ltd.	55,025	138,774
Sumitomo Metal Mining Co. Ltd.	2,994	96,499
Teck Resources Ltd., Class B	5,496	231,249

		5,113,851

Fertilizers & Agricultural Chemicals (3.9%)
CF Industries Holdings, Inc.	2,364	164,109
Corteva, Inc.	8,596	492,551
FMC Corp.	1,501	156,614
ICL Group Ltd.	9,331	51,091
Mosaic Co. (The)	4,006	140,210
Nutrien Ltd. (x)	5,975	352,749
OCI NV	1,273	30,560
Yara International ASA	1,997	70,513

		1,458,397

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B	7,309	93,237
West Fraser Timber Co. Ltd.	686	58,934

		152,171

Gold (5.6%)
Agnico Eagle Mines Ltd.	5,936	296,408
Barrick Gold Corp.	21,249	359,457
Endeavour Mining plc	2,239	53,840
Franco-Nevada Corp.	2,312	329,518
Kinross Gold Corp.	15,151	72,281
Newcrest Mining Ltd.	10,787	192,731
Newmont Corp. (London Stock Exchange)	7,221	308,048
Newmont Corp. (Toronto Stock Exchange)	2,363	100,745
Northern Star Resources Ltd.	13,872	112,614
Wheaton Precious Metals Corp.	5,450	235,690

		2,061,332

Paper Products (1.2%)
Holmen AB, Class B	1,132	40,683
Mondi plc	5,857	89,426
Oji Holdings Corp.	10,394	38,933
Stora Enso OYJ, Class R	7,018	81,336
UPM-Kymmene OYJ	6,438	191,867

		442,245

Silver (0.2%)
Pan American Silver Corp. (x)	4,392	63,986

Steel (5.1%)
ArcelorMittal SA	5,824	158,672
BlueScope Steel Ltd.	5,560	76,706
Cleveland-Cliffs, Inc.*	6,213	104,130
Fortescue Metals Group Ltd.	20,428	304,234
JFE Holdings, Inc.	5,894	84,577
Nippon Steel Corp.	9,764	204,961
Nucor Corp.	3,029	496,695
Reliance Steel & Aluminum Co.	710	192,829
Steel Dynamics, Inc.	1,958	213,285
voestalpine AG (x)	1,400	50,309

		1,886,398

Total Materials		12,356,724

Food, Beverage & Tobacco (2.3%)
Agricultural Products & Services (2.3%)
Archer-Daniels-Midland Co.	6,592	498,092
Bunge Ltd.	1,809	170,679
Darling Ingredients, Inc.*	1,929	123,051
Wilmar International Ltd.	23,049	64,908

		856,730

Total Food, Beverage & Tobacco		856,730

Energy (64.0%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	5,224	163,611

Integrated Oil & Gas (44.6%)
BP plc	213,452	1,250,582
Cenovus Energy, Inc.	17,259	293,133
Chevron Corp.	21,712	3,416,383
Eni SpA	28,004	403,803
Equinor ASA	11,492	333,839
Exxon Mobil Corp.	48,967	5,251,711
Galp Energia SGPS SA	5,936	69,406
Imperial Oil Ltd.	2,466	126,171
Occidental Petroleum Corp.	8,667	509,620
OMV AG	1,777	75,295
Repsol SA (x)	16,012	232,815
Shell plc	82,603	2,459,389
Suncor Energy, Inc.	16,062	471,160
TotalEnergies SE	28,538	1,635,583

		16,528,890

Oil & Gas Exploration & Production (19.0%)
Aker BP ASA	3,812	89,327
APA Corp.	3,752	128,206
ARC Resources Ltd. (x)	7,314	97,557
Canadian Natural Resources Ltd.	13,357	750,956
Chesapeake Energy Corp.	1,381	115,562
ConocoPhillips	14,619	1,514,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Coterra Energy, Inc.	9,267	$234,455
Devon Energy Corp.	7,889	381,354
Diamondback Energy, Inc.	2,079	273,097
EOG Resources, Inc.	7,090	811,380
EQT Corp.	4,347	178,792
Hess Corp.	3,334	453,257
Inpex Corp. (x)	11,515	128,417
Marathon Oil Corp.	7,514	172,972
Ovintiv, Inc. (x)	2,933	111,659
Pioneer Natural Resources Co.	2,820	584,248
Santos Ltd.	39,827	200,596
Texas Pacific Land Corp.	74	97,421
Tourmaline Oil Corp.	3,883	182,961
Woodside Energy Group Ltd. (ASE Stock Exchange)	19,466	450,807
Woodside Energy Group Ltd. (London Stock Exchange)	3,440	79,389

		7,037,088

Total Energy		23,729,589

Total Common Stocks (99.7%) (Cost $32,257,675)		36,943,043

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.2%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $459,025, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $468,009. (xx)	$458,832	458,832

Total Short-Term Investment (1.2%) (Cost $458,832)		458,832

Total Investments in Securities (100.9%) (Cost $32,716,507)		37,401,875
Other Assets Less Liabilities (-0.9%)		(339,733)

Net Assets (100%)		$37,062,142

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $822,804. This was collateralized by $412,160 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 8/15/23 - 5/15/53 and by cash of $458,832 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	15.1%
Austria	0.6
Brazil	0.8
Burkina Faso	0.2
Canada	10.6
Chile	0.4
China	0.2
Finland	0.7
France	4.4
Israel	0.1
Italy	1.1
Japan	1.5
Luxembourg	0.4
Netherlands	6.7
Norway	1.4
Portugal	0.2
South Africa	1.2
Spain	0.6
Sweden	0.6
United Kingdom	3.4
United States	50.2
Zambia	0.5
Cash and Other	(0.9)

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$791,822	$64,908	$—	$856,730
Energy	16,320,341	7,409,248	—	23,729,589
Materials	5,429,843	6,926,881	—	12,356,724
Short-Term Investment
Repurchase Agreement	—	458,832	—	458,832

Total Assets	$22,542,006	$14,859,869	$—	$37,401,875

Total Liabilities	$—	$—	$—	$—

Total	$22,542,006	$14,859,869	$—	$37,401,875

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,919,379
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,250,951

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,596,039
Aggregate gross unrealized depreciation	(1,293,149)

Net unrealized appreciation	$4,302,890

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,098,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $32,257,675)	$36,943,043
Repurchase Agreements (Cost $458,832)	458,832
Cash	51,089
Foreign cash (Cost $30,333)	30,192
Receivable for securities sold	210,034
Dividends, interest and other receivables	62,136
Receivable for Portfolio shares sold	1,154
Securities lending income receivable	1,079
Other assets	2,130

Total assets	37,759,689

LIABILITIES
Payable for return of collateral on securities loaned	458,832
Payable for Portfolio shares repurchased	132,862
Payable for securities purchased	47,805
Distribution fees payable – Class IB	6,058
Investment management fees payable	5,800
Administrative fees payable	2,870
Accrued expenses	43,320

Total liabilities	697,547

NET ASSETS	$37,062,142

Net assets were comprised of:
Paid in capital	$36,138,286
Total distributable earnings (loss)	923,856

Net assets	$37,062,142

Class IB
Net asset value, offering and redemption price per share, $29,213,623 / 3,035,484 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.62

Class K
Net asset value, offering and redemption price per share, $7,848,519 / 814,062 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.64

(x)	Includes value of securities on loan of $822,804.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $45,444 foreign withholding tax)	$852,175
Interest	4,486
Securities lending (net)	4,666

Total income	861,327

EXPENSES
Investment management fees	100,924
Distribution fees – Class IB	40,231
Custodian fees	31,943
Professional fees	24,489
Administrative fees	18,958
Printing and mailing expenses	6,173
Trustees’ fees	645
Miscellaneous	5,343

Gross expenses	228,706
Less: Waiver from investment manager	(57,320)

Net expenses	171,386

NET INVESTMENT INCOME (LOSS)	689,941

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(68,435)
Foreign currency transactions	3,427

Net realized gain (loss)	(65,008)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,196,176)
Foreign currency translations	159

Net change in unrealized appreciation (depreciation)	(2,196,017)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,261,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,571,084)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$689,941	$1,229,868
Net realized gain (loss)	(65,008)	(62,045)
Net change in unrealized appreciation (depreciation)	(2,196,017)	6,311,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,571,084)	7,478,964

Distributions to shareholders:
Class IB	—	(1,106,317)
Class K	—	(297,149)

Total distributions to shareholders	—	(1,403,466)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 557,547 and 2,370,737 shares, respectively ]	5,514,077	23,263,196
Capital shares issued in reinvestment of dividends [ 0 and 110,774 shares, respectively ]	—	1,106,317
Capital shares repurchased [ (852,243) and (945,908) shares, respectively]	(8,352,423)	(8,926,916)

Total Class IB transactions	(2,838,346)	15,442,597

Class K
Capital shares sold [ 1,918 and 18,727 shares, respectively ]	18,572	187,795
Capital shares issued in reinvestment of dividends [ 0 and 29,741 shares, respectively ]	—	297,149
Capital shares repurchased [ (38,398) and (287,385) shares, respectively]	(379,422)	(2,687,003)

Total Class K transactions	(360,850)	(2,202,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,199,196)	13,240,538

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,770,280)	19,316,036
NET ASSETS:
Beginning of period	41,832,422	22,516,386

End of period	$37,062,142	$41,832,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020	2019		2018
Net asset value, beginning of period	$10.00		$7.81		$6.22		$7.67	$7.25		$8.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.36		0.29	(2)	0.21	0.39	(1)	0.22
Net realized and unrealized gain (loss)	(0.55)		2.17		1.57		(1.41)	0.41		(1.44)

Total from investment operations	(0.38)		2.53		1.86		(1.20)	0.80		(1.22)

Less distributions:
Dividends from net investment income	—		(0.34)		(0.27)		(0.25)	(0.38)		(0.22)

Net asset value, end of period	$9.62		$10.00		$7.81		$6.22	$7.67		$7.25

Total return (b)	(3.80)%		32.35%		30.04%		(15.65)%	11.20%		(14.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,214		$33,318		$14,009		$6,214	$7,075		$5,834
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.90	%(j)	0.92	%(g)	0.90%	0.90%		0.90%
Before waivers and reimbursements (a)(f)	1.18%		1.33%		1.56	%(g)	2.02%	1.57%		1.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.37%		3.79%		3.89	%(bb)	3.66%	5.04	%(aa)	2.54%
Before waivers and reimbursements (a)(f)	3.09%		3.37%		3.25	%(bb)	2.54%	4.37	%(aa)	1.98%
Portfolio turnover rate^	7	%(z)	15%		32%		15%	10%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020	2019		2018
Net asset value, beginning of period	$10.01		$7.81		$6.22		$7.67	$7.25		$8.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.39		0.31	(2)	0.24	0.41	(1)	0.24
Net realized and unrealized gain (loss)	(0.55)		2.17		1.57		(1.43)	0.41		(1.44)

Total from investment operations	(0.37)		2.56		1.88		(1.19)	0.82		(1.20)

Less distributions:
Dividends from net investment income	—		(0.36)		(0.29)		(0.26)	(0.40)		(0.24)

Net asset value, end of period	$9.64		$10.01		$7.81		$6.22	$7.67		$7.25

Total return (b)	(3.70)%		32.79%		30.32%		(15.46)%	11.48%		(13.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,849		$8,514		$8,507		$7,283	$14,353		$12,443
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65	%(j)	0.65	%(j)	0.66	%(g)	0.65%	0.65%		0.65%
Before waivers and reimbursements (a)(f)	0.93%		1.07%		1.31	%(g)	1.69%	1.32%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.59%		4.15%		4.12	%(bb)	4.09%	5.19	%(aa)	2.79%
Before waivers and reimbursements (a)(f)	3.31%		3.73%		3.48	%(bb)	3.05%	4.52	%(aa)	2.24%
Portfolio turnover rate^	7	%(z)	15%		32%		15%	10%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.28, $0.29 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.52% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Real Estate	98.7%
Repurchase Agreement	2.4
Exchange Traded Funds	0.6
Health Care	0.1
Closed End Funds	0.1
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,009.20	$4.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,011.00	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (85.9%)
Data Center REITs (7.0%)
Digital Realty Trust, Inc. (REIT)	6,440	$733,323
Equinix, Inc. (REIT)	2,072	1,624,324
Keppel DC REIT (REIT)	28,358	45,279

		2,402,926

Diversified REITs (6.2%)
Abacus Property Group (REIT)	11,230	20,202
Abrdn Property Income Trust Ltd. (REIT)	8,457	5,141
Activia Properties, Inc. (REIT)	16	44,766
AEW UK REIT plc (REIT) (m)	3,510	4,148
Alexander & Baldwin, Inc. (REIT)	1,587	29,486
American Assets Trust, Inc. (REIT)	1,073	20,602
Argosy Property Ltd. (REIT)	18,630	12,743
Armada Hoffler Properties, Inc. (REIT)	1,472	17,193
British Land Co. plc (The) (REIT)	20,536	79,197
Broadstone Net Lease, Inc. (REIT)	4,126	63,705
Charter Hall Long Wale REIT (REIT)	14,638	39,188
Cromwell European REIT (REIT) (m)	7,083	12,067
CT Property Trust Ltd. (REIT)	5,129	4,918
Custodian Property Income Reit plc (REIT)	9,031	9,711
Daiwa House REIT Investment Corp. (REIT)	48	92,126
Empire State Realty Trust, Inc. (REIT), Class A	2,896	21,691
Essential Properties Realty Trust, Inc. (REIT)	3,269	76,952
Global Net Lease, Inc. (REIT)	2,292	23,562
GPT Group (The) (REIT)	42,566	117,638
Growthpoint Properties Australia Ltd. (REIT)	6,095	11,345
H&R REIT (REIT) (x)	5,845	45,225
Hankyu Hanshin REIT, Inc. (REIT)	15	15,075
Heiwa Real Estate REIT, Inc. (REIT)	22	22,323
Hulic Reit, Inc. (REIT)	29	32,388
Icade (REIT)	715	29,849
Land Securities Group plc (REIT)	16,377	119,762
Lar Espana Real Estate SOCIMI SA (REIT)	1,315	7,853
LXI REIT plc (REIT) (m)	33,450	36,567
Merlin Properties SOCIMI SA (REIT)	7,418	63,656
Mirvac Group (REIT)	87,599	132,442
Mori Trust Reit, Inc. (REIT)	56	28,002
NIPPON REIT Investment Corp. (REIT)	10	23,722
Nomura Real Estate Master Fund, Inc. (REIT)	100	115,324
NTT UD REIT Investment Corp. (REIT)	30	28,067
OUE Commercial REIT (REIT)	47,713	11,658
Schroder REIT Ltd. (REIT)	10,852	5,559
Sekisui House Reit, Inc. (REIT)	91	52,944
SK REITs Co. Ltd. (REIT)	2,450	9,527
Star Asia Investment Corp. (REIT)	38	15,645
Stockland (REIT)	53,008	142,957
Stride Property Group (REIT)	10,761	9,266
Sunlight REIT (REIT)	24,011	8,830
Suntec REIT (REIT)	46,918	44,808
Takara Leben Real Estate Investment Corp. (REIT)	15	10,060
Tokyu REIT, Inc. (REIT)	21	28,016
United Urban Investment Corp. (REIT)	66	66,661
WP Carey, Inc. (REIT)	4,698	317,397

		2,129,964

Health Care REITs (7.5%)
Aedifica SA (REIT)	1,041	66,723
Assura plc (REIT)	64,660	37,329
CareTrust REIT, Inc. (REIT) (x)	2,202	43,732
Cofinimmo SA (REIT)	730	54,830
Community Healthcare Trust, Inc. (REIT)	557	18,392
Health Care & Medical Investment Corp. (REIT)	8	9,039
Healthcare Realty Trust, Inc. (REIT), Class A	8,413	158,669
HealthCo REIT (REIT)	9,940	8,720
Healthpeak Properties, Inc. (REIT)	12,135	243,913
Impact Healthcare REIT plc (REIT), Class B (m)	7,088	8,131
LTC Properties, Inc. (REIT)	897	29,619
Medical Properties Trust, Inc. (REIT) (x)	13,159	121,852
National Health Investors, Inc. (REIT)	917	48,069
NorthWest Healthcare Properties REIT (REIT) (x)	4,715	22,352
Omega Healthcare Investors, Inc. (REIT)	5,187	159,189
Parkway Life REIT (REIT)	8,580	24,770
Physicians Realty Trust (REIT)	5,231	73,182
Primary Health Properties plc (REIT)	29,309	35,514
Sabra Health Care REIT, Inc. (REIT)	5,086	59,862
Target Healthcare REIT plc (REIT)	13,760	12,547
Universal Health Realty Income Trust (REIT)	282	13,418
Ventas, Inc. (REIT)	8,853	418,481
Vital Healthcare Property Trust (REIT)	10,861	15,595
Welltower, Inc. (REIT)	11,016	891,084

		2,575,012

Hotel & Resort REITs (2.8%)
Apple Hospitality REIT, Inc. (REIT)	4,737	71,576
CapitaLand Ascott Trust (REIT)	47,405	37,958
CDL Hospitality Trusts (REIT)	19,457	17,576
DiamondRock Hospitality Co. (REIT)	4,621	37,014
Far East Hospitality Trust (REIT)	21,679	10,103
Hoshino Resorts REIT, Inc. (REIT)	6	25,758
Host Hotels & Resorts, Inc. (REIT)	15,678	263,861
Hotel Property Investments Ltd. (REIT)	4,250	8,897
Invincible Investment Corp. (REIT)	109	43,343
Japan Hotel REIT Investment Corp. (REIT)	99	50,565
Park Hotels & Resorts, Inc. (REIT)	4,866	62,382
Pebblebrook Hotel Trust (REIT) (x)	2,668	37,192
RLJ Lodging Trust (REIT)	3,489	35,832
Ryman Hospitality Properties, Inc. (REIT)	1,270	118,008
Service Properties Trust (REIT)	3,625	31,501
Summit Hotel Properties, Inc. (REIT)	2,303	14,993
Sunstone Hotel Investors, Inc. (REIT)	4,578	46,329
Xenia Hotels & Resorts, Inc. (REIT)	2,453	30,196

		943,084

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (15.3%)
Advance Logistics Investment Corp. (REIT)	15	$13,972
AIMS APAC REIT (REIT)	12,493	11,474
Americold Realty Trust, Inc. (REIT)	5,986	193,348
ARGAN SA (REIT)	210	15,586
CapitaLand Ascendas REIT (REIT)	75,827	152,951
Centuria Industrial REIT (REIT)	11,646	24,100
CRE Logistics REIT, Inc. (REIT)	14	17,312
Dexus Industria REIT (REIT)	4,697	8,092
Dream Industrial REIT (REIT)	5,504	58,623
EastGroup Properties, Inc. (REIT)	965	167,524
ESR Kendall Square REIT Co. Ltd. (REIT)	2,630	8,004
ESR-LOGOS REIT (REIT)	136,527	33,820
First Industrial Realty Trust, Inc. (REIT)	2,920	153,709
Frasers Logistics & Commercial Trust (REIT) (m)	63,369	58,685
GLP J-REIT (REIT)	99	97,619
Goodman Property Trust (REIT)	24,445	33,252
Granite REIT (REIT)	1,321	78,158
Industrial & Infrastructure Fund Investment Corp. (REIT)	43	45,321
Innovative Industrial Properties, Inc. (REIT)	607	44,317
Intervest Offices & Warehouses NV (REIT)	573	8,653
Japan Logistics Fund, Inc. (REIT)	20	43,419
LaSalle Logiport REIT (REIT)	40	41,976
LondonMetric Property plc (REIT)	21,115	44,444
LXP Industrial Trust (REIT)	6,370	62,108
Mapletree Industrial Trust (REIT)	42,369	69,298
Mapletree Logistics Trust (REIT)	73,446	88,179
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	11	31,558
Mitsui Fudosan Logistics Park, Inc. (REIT)	12	41,679
Montea NV (REIT)	324	24,975
Nippon Prologis REIT, Inc. (REIT)	53	106,325
Prologis, Inc. (REIT)	20,471	2,510,359
Rexford Industrial Realty, Inc. (REIT)	4,433	231,491
Segro plc (REIT)	26,816	244,483
SOSiLA Logistics REIT, Inc. (REIT)	16	14,528
STAG Industrial, Inc. (REIT)	3,974	142,587
Terreno Realty Corp. (REIT)	1,794	107,819
Tritax Big Box REIT plc (REIT)	41,479	66,100
Urban Logistics REIT plc (REIT)	10,231	14,584
Warehouse Reit plc (REIT) (m)	8,797	8,870
Warehouses De Pauw CVA (REIT)	3,462	94,966

		5,214,268

Multi-Family Residential REITs (10.0%)
Advance Residence Investment Corp. (REIT)	29	69,201
Apartment Income REIT Corp. (REIT), Class A	3,290	118,736
Apartment Investment and Management Co. (REIT), Class A	3,260	27,775
AvalonBay Communities, Inc. (REIT)	3,099	586,548
Boardwalk REIT (REIT)	816	38,307
Camden Property Trust (REIT)	2,294	249,748
Canadian Apartment Properties REIT (REIT) (x)	3,701	142,089
Centerspace (REIT)	332	20,372
Civitas Social Housing plc (REIT) (m)	13,474	13,688
Comforia Residential REIT, Inc. (REIT)	15	35,910
Daiwa Securities Living Investments Corp. (REIT)	46	36,529
Elme Communities (REIT)	1,932	31,762
Empiric Student Property plc (REIT)	13,025	13,959
Equity Residential (REIT)	8,270	545,572
Essex Property Trust, Inc. (REIT)	1,418	332,237
Home Invest Belgium SA (REIT)	213	3,742
Home Reit plc (REIT) (r)	17,110	7,855
Independence Realty Trust, Inc. (REIT)	4,956	90,298
Ingenia Communities Group (REIT)	8,185	21,733
InterRent REIT (REIT)	2,893	27,996
Irish Residential Properties REIT plc (REIT)	9,864	10,257
Kenedix Residential Next Investment Corp. (REIT)	24	38,975
Killam Apartment REIT (REIT)	2,553	34,034
Mid-America Apartment Communities, Inc. (REIT)	2,575	391,039
NexPoint Residential Trust, Inc. (REIT)	496	22,558
Nippon Accommodations Fund, Inc. (REIT)	11	49,547
Residential Secure Income plc (REIT) (m)	4,104	3,278
Samty Residential Investment Corp. (REIT)	10	8,278
Starts Proceed Investment Corp. (REIT)	6	9,705
Triple Point Social Housing REIT plc (REIT) (m)	8,066	5,022
UDR, Inc. (REIT)	7,275	312,534
UNITE Group plc (The) (REIT)	7,100	78,564
Veris Residential, Inc. (REIT)*	1,736	27,863
Xior Student Housing NV (REIT) (m)	679	20,220

		3,425,931

Office REITs (7.0%)
Alexandria Real Estate Equities, Inc. (REIT)	3,801	431,376
Allied Properties REIT (REIT)	2,796	45,842
Boston Properties, Inc. (REIT)	3,476	200,183
Brandywine Realty Trust (REIT)	3,733	17,358
Centuria Office REIT (REIT)	10,258	9,395
Champion REIT (REIT)	41,204	14,965
CLS Holdings plc (REIT)	3,685	6,328
Corporate Office Properties Trust (REIT)	2,479	58,876
Cousins Properties, Inc. (REIT)	3,352	76,426
Covivio SA (REIT)	1,104	52,228
Cromwell Property Group (REIT)	31,498	11,292
Daiwa Office Investment Corp. (REIT)	6	26,076
Derwent London plc (REIT)	2,471	64,318
Dexus (REIT)	23,896	124,367
Douglas Emmett, Inc. (REIT) (x)	3,738	46,987
Easterly Government Properties, Inc. (REIT), Class A (x)	2,036	29,522
Gecina SA (REIT)	1,144	121,871
Global One Real Estate Investment Corp. (REIT)	23	18,197
Great Portland Estates plc (REIT)	4,766	25,186
Highwoods Properties, Inc. (REIT)	2,298	54,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Pacific Properties, Inc. (REIT)	3,036	$12,812
Ichigo Office REIT Investment Corp. (REIT)	26	16,122
Inmobiliaria Colonial SOCIMI SA (REIT)	7,546	45,745
Japan Excellent, Inc. (REIT)	28	24,356
Japan Prime Realty Investment Corp. (REIT)	21	50,791
Japan Real Estate Investment Corp. (REIT)	30	114,143
JBG SMITH Properties (REIT) (x)	2,456	36,938
JR Global REIT (REIT)	2,550	8,301
Kenedix Office Investment Corp. (REIT)	17	40,909
Keppel Pacific Oak US REIT (REIT) (m)	18,802	5,916
Keppel REIT (REIT)	48,278	32,152
Kilroy Realty Corp. (REIT)	2,583	77,723
Manulife US REIT (REIT) (m)	36,167	6,256
Mirai Corp. (REIT)	36	11,545
Mori Hills REIT Investment Corp. (REIT)	35	35,817
Nippon Building Fund, Inc. (REIT) (x)	34	133,738
NSI NV (REIT)	398	8,880
One REIT, Inc. (REIT)	6	10,381
Orix JREIT, Inc. (REIT)	59	72,598
Paramount Group, Inc. (REIT)	4,061	17,990
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,711	19,709
Precinct Properties New Zealand Ltd. (REIT)	29,526	23,410
Prosperity REIT (REIT)	26,239	5,905
Regional REIT Ltd. (REIT) (m)	9,763	5,799
Sankei Real Estate, Inc. (REIT)	10	6,303
SL Green Realty Corp. (REIT) (x)	1,448	43,512
Vornado Realty Trust (REIT)	3,916	71,036
Workspace Group plc (REIT)	3,177	19,114

		2,393,639

Other Specialized REITs (3.4%)
Arena REIT (REIT)	7,227	18,199
Charter Hall Social Infrastructure REIT (REIT)	7,408	14,576
EPR Properties (REIT)	1,637	76,611
Four Corners Property Trust, Inc. (REIT)	1,900	48,260
Gaming and Leisure Properties, Inc. (REIT)	5,578	270,310
Safehold, Inc. (REIT) (x)	648	15,377
VICI Properties, Inc. (REIT), Class A	22,267	699,852

		1,143,185

Retail REITs (16.5%)
Acadia Realty Trust (REIT)	2,055	29,571
AEON REIT Investment Corp. (REIT)	40	43,149
Agree Realty Corp. (REIT)	1,964	128,426
Ascencio (REIT)	112	5,377
Brixmor Property Group, Inc. (REIT)	6,629	145,838
BWP Trust (REIT)	10,803	26,159
CapitaLand Integrated Commercial Trust (REIT)	112,745	159,465
Carmila SA (REIT)*	1,274	19,805
Charter Hall Retail REIT (REIT)	10,893	26,232
Choice Properties REIT (REIT)	5,677	58,152
Crombie REIT (REIT)	2,313	23,885
Eurocommercial Properties NV (REIT)	1,135	26,350
Federal Realty Investment Trust (REIT)	1,791	173,315
First Capital REIT (REIT) (x)	4,694	51,803
Fortune REIT (REIT)	30,681	22,099
Frasers Centrepoint Trust (REIT)	24,018	38,975
Frontier Real Estate Investment Corp. (REIT)	11	35,737
Fukuoka REIT Corp. (REIT)	16	18,429
Getty Realty Corp. (REIT)	981	33,177
Hamborner REIT AG (REIT)	1,574	10,973
Hammerson plc (REIT) (x)	86,185	27,341
HomeCo Daily Needs REIT (REIT) (m)	38,506	30,302
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,444	3,818
InvenTrust Properties Corp. (REIT)	1,495	34,594
Japan Metropolitan Fund Invest (REIT)	153	102,187
Kenedix Retail REIT Corp. (REIT)	14	28,251
Kimco Realty Corp. (REIT)	13,419	264,623
Kite Realty Group Trust (REIT)	4,781	106,808
Kiwi Property Group Ltd. (REIT)	34,903	19,557
Klepierre SA (REIT)	4,564	113,231
Lendlease Global Commercial REIT (REIT)	41,377	20,227
Link REIT (REIT)	56,667	315,484
LOTTE Reit Co. Ltd. (REIT)	2,660	7,379
Macerich Co. (The) (REIT)	4,752	53,555
Mapletree Pan Asia Commercial Trust (REIT)	50,866	61,033
Mercialys SA (REIT)	1,959	17,688
Necessity Retail REIT, Inc. (The) (REIT), Class A	2,952	19,956
NETSTREIT Corp. (REIT)	1,340	23,946
NewRiver REIT plc (REIT)	6,794	7,695
NNN REIT, Inc. (REIT)	4,017	171,887
PARAGON REIT (REIT)	24,080	17,024
Phillips Edison & Co., Inc. (REIT) (x)	2,587	88,165
Primaris REIT (REIT)	2,124	21,597
Realty Income Corp. (REIT)	14,661	876,581
Regency Centers Corp. (REIT)	3,766	232,626
Region RE Ltd. (REIT)	25,493	38,601
Retail Estates NV (REIT)	242	15,658
Retail Opportunity Investments Corp. (REIT)	2,705	36,545
RioCan REIT (REIT) (x)	6,631	96,506
RPT Realty (REIT)	1,881	19,656
Scentre Group (REIT)	115,248	203,554
Shaftesbury Capital plc (REIT)	30,241	44,296
Simon Property Group, Inc. (REIT)	7,196	830,994
SITE Centers Corp. (REIT)	4,187	55,352
SmartCentres REIT (REIT)	2,868	52,586
Spirit Realty Capital, Inc. (REIT)	3,122	122,944
Starhill Global REIT (REIT)	31,859	12,151
Supermarket Income Reit plc (REIT)	27,602	25,670
Tanger Factory Outlet Centers, Inc. (REIT)	2,247	49,591
Unibail-Rodamco-Westfield (REIT)*	2,281	120,558
Urban Edge Properties (REIT)	2,524	38,945
Vastned Retail NV (REIT)	380	8,116
Vicinity Ltd. (REIT)	83,715	102,910
Waypoint REIT Ltd. (REIT)	14,919	25,802
Wereldhave NV (REIT)	887	13,547

		5,656,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Self-Storage REITs (6.2%)
Big Yellow Group plc (REIT)	3,753	$51,198
CubeSmart (REIT)	4,959	221,469
Extra Space Storage, Inc. (REIT)	2,946	438,512
Life Storage, Inc. (REIT)	1,877	249,566
National Storage Affiliates Trust (REIT)	1,762	61,371
National Storage REIT (REIT)	27,261	42,697
Public Storage (REIT)	3,480	1,015,742
Safestore Holdings plc (REIT)	4,706	50,832

		2,131,387

Single-Family Residential REITs (4.0%)
American Homes 4 Rent (REIT), Class A	7,380	261,621
Equity LifeStyle Properties, Inc. (REIT)	3,939	263,480
Invitation Homes, Inc. (REIT)	13,555	466,292
PRS REIT plc (The) (REIT)	11,462	11,713
Sun Communities, Inc. (REIT)	2,721	354,981

		1,358,087

Total Equity Real Estate Investment Trusts (REITs)		29,373,937

Health Care Equipment & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	5,236	37,430

Total Health Care Equipment & Services		37,430

Real Estate Management & Development (12.8%)
Diversified Real Estate Activities (4.9%)
Allreal Holding AG (Registered)	319	53,884
City Developments Ltd.	10,392	51,808
DIC Asset AG (x)	1,160	6,441
Heiwa Real Estate Co. Ltd.	702	18,567
Mitsubishi Estate Co. Ltd.	24,488	292,093
Mitsui Fudosan Co. Ltd.	19,821	395,470
New World Development Co. Ltd.	31,286	77,276
Nomura Real Estate Holdings, Inc.	2,391	56,876
Peach Property Group AG (x)*	257	3,812
Sumitomo Realty & Development Co. Ltd.	8,763	217,190
Sun Hung Kai Properties Ltd.	31,549	397,923
Tokyo Tatemono Co. Ltd. (x)	4,393	56,683
UOL Group Ltd.	10,944	52,122

		1,680,145

Real Estate Development (1.1%)
CK Asset Holdings Ltd.	43,224	239,883
Lifestyle Communities Ltd.	2,084	21,959
Sino Land Co. Ltd.	75,043	92,280

		354,122

Real Estate Operating Companies (6.8%)
Abrdn European Logistics Income plc (REIT) (m)	8,685	7,300
Aeon Mall Co. Ltd.	2,629	34,047
Amot Investments Ltd.	4,773	25,150
Aroundtown SA (x)*	14,771	17,035
Atrium Ljungberg AB, Class B	986	17,055
Azrieli Group Ltd.	806	45,553
CA Immobilien Anlagen AG	904	26,206
CapitaLand Investment Ltd.	56,330	138,450
Castellum AB (x)	9,472	90,491
Catena AB	731	26,776
Cibus Nordic Real Estate AB	1,246	12,130
Citycon OYJ*	1,605	10,194
Corem Property Group AB, Class B	14,830	6,984
Deutsche EuroShop AG (x)	262	5,983
Deutsche Wohnen SE	1,087	24,991
Dios Fastigheter AB	1,955	12,480
Entra ASA (m)	1,208	10,958
Fabege AB (x)	5,565	40,170
Fastighets AB Balder, Class B*	13,850	50,611
Grainger plc	16,174	46,733
Grand City Properties SA*	2,190	17,173
Helical plc (REIT)	2,277	7,515
Hiag Immobilien Holding AG	69	5,860
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	965
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	24,162	94,398
Hufvudstaden AB, Class A	2,378	28,253
Hulic Co. Ltd. (x)	9,177	78,758
Hysan Development Co. Ltd.	13,410	32,792
Intershop Holding AG	22	14,672
Kennedy-Wilson Holdings, Inc.	2,626	42,883
Kojamo OYJ	4,328	40,703
LEG Immobilien SE*	1,642	94,302
Mobimo Holding AG (Registered)	161	43,476
NP3 Fastigheter AB	640	9,677
Nyfosa AB	4,024	22,327
Pandox AB, Class B	1,951	22,756
Phoenix Spree Deutschland Ltd.	2,040	4,822
Platzer Fastigheter Holding AB, Class B	1,190	8,816
PSP Swiss Property AG (Registered)	993	111,017
Sagax AB, Class B	3,822	75,541
Samhallsbyggnadsbolaget i Norden AB (x)	24,530	9,395
Shurgard Self Storage Ltd. (REIT)	559	25,526
Sirius Real Estate Ltd.	25,615	27,787
Stendorren Fastigheter AB*	305	4,598
StorageVault Canada, Inc.	5,279	23,312
Swire Properties Ltd.	23,402	57,683
Swiss Prime Site AG (Registered)	1,674	145,280
TAG Immobilien AG*	3,361	31,762
Tricon Residential, Inc. (x)	5,375	47,390
VGP NV	222	21,755
Vonovia SE	15,105	294,918
Wallenstam AB, Class B	7,399	25,047
Wharf Real Estate Investment Co. Ltd.	34,384	172,093
Wihlborgs Fastigheter AB	5,881	42,532

		2,335,081

Total Real Estate Management & Development		4,369,348

Real Estate (0.0%)†
Real Estate Operating Companies (0.0%)†
Tritax EuroBox plc (m)	17,922	11,639

Total Real Estate		11,639

Total Common Stocks (98.8%) (Cost $35,584,100)		33,792,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	11,994	$10,101
Picton Property Income Ltd. (REIT)	12,145	10,813
UK Commercial Property REIT Ltd. (REIT)	16,340	10,057

Total Closed End Funds (0.1%) (Cost $47,083)		30,971

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (0.6%)
iShares U.S. Real Estate ETF (x)	1,525	131,974
Vanguard Global ex-U.S. Real Estate ETF (x)	2,169	87,172

Total Exchange Traded Funds (0.6%) (Cost $248,056)		219,146

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)
Diversified REITs (0.0%)
Abacus Property Group, expiring 7/27/23 (Cost $–) (r)*	2,005	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (2.4%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $801,700, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $817,734. (xx)	$801,364	801,364

Total Short-Term Investment (2.4%) (Cost $801,364)		801,364

Total Investments in Securities (101.9%) (Cost $36,680,603)		34,843,835
Other Assets Less Liabilities (-1.9%)		(638,870)

Net Assets (100%)		$34,204,965

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $248,846 or 0.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $1,176,171. This was collateralized by $413,475 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/15/23 – 5/15/53 and by cash of $801,364 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	3.6%
Austria	0.1
Belgium	1.0
Canada	2.7
Finland	0.2
France	1.4
Germany	1.6
Guernsey	0.0	#
Hong Kong	4.5
Ireland	0.0	#
Israel	0.2
Italy	0.0	#
Japan	9.8
Netherlands	0.2
New Zealand	0.3
Norway	0.0	#
Singapore	3.5
South Korea	0.1
Spain	0.3
Sweden	1.5
Switzerland	1.1
United Kingdom	3.8
United States	66.0
Cash and Other	(1.9)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Funds	$—	$30,971	$—		$30,971
Common Stocks
Health Care	37,430	—	—		37,430
Real Estate	22,414,522	11,332,547	7,855		33,754,924
Exchange Traded Funds	219,146	—	—		219,146
Rights
Real Estate	—	—	—	(b)	—	(b)
Short-Term Investment
Repurchase Agreement	—	801,364	—		801,364

Total Assets	$22,671,098	$12,164,882	$7,855		$34,843,835

Total Liabilities	$—	$—	$—		$—

Total	$22,671,098	$12,164,882	$7,855		$34,843,835

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $7,855 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$110	$110

Total	$110	$110

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$8,459

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,215,841
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,519,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,930,591
Aggregate gross unrealized depreciation	(7,487,356)

Net unrealized depreciation	$(2,556,765)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,400,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $35,879,239)	$34,042,471
Repurchase Agreements (Cost $801,364)	801,364
Cash	70,614
Foreign cash (Cost $15,250)	15,043
Dividends, interest and other receivables	168,144
Receivable for Portfolio shares sold	26,960
Receivable for securities sold	9,493
Securities lending income receivable	456
Other assets	396

Total assets	35,134,941

LIABILITIES
Payable for return of collateral on securities loaned	801,364
Payable for Portfolio shares repurchased	19,178
Payable for securities purchased	9,482
Distribution fees payable – Class IB	3,673
Investment management fees payable	3,555
Administrative fees payable	2,621
Accrued expenses	90,103

Total liabilities	929,976

NET ASSETS	$34,204,965

Net assets were comprised of:
Paid in capital	$36,154,386
Total distributable earnings (loss)	(1,949,421)

Net assets	$34,204,965

Class IB
Net asset value, offering and redemption price per share, $18,012,625 / 3,291,486 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.47

Class K
Net asset value, offering and redemption price per share, $16,192,340 / 2,936,989 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.51

(x)	Includes value of securities on loan of $1,176,171.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $39,961 foreign withholding tax)	$753,272
Interest	1,584
Securities lending (net)	3,363

Total income	758,219

EXPENSES
Investment management fees	85,809
Custodian fees	44,783
Professional fees	27,792
Distribution fees – Class IB	22,091
Administrative fees	16,118
Printing and mailing expenses	6,038
Trustees’ fees	532
Miscellaneous	4,768

Gross expenses	207,931
Less: Waiver from investment manager	(74,287)

Net expenses	133,644

NET INVESTMENT INCOME (LOSS)	624,575

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(127,596)
Forward foreign currency contracts	110
Foreign currency transactions	114

Net realized gain (loss)	(127,372)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(128,659)
Foreign currency translations	(1,435)

Net change in unrealized appreciation (depreciation)	(130,094)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(257,466)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$367,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$624,575	$881,393
Net realized and unrealized gain (loss)	(127,372)	(92,409)
Net change in unrealized appreciation (depreciation)	(130,094)	(11,212,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	367,109	(10,423,431)

Distributions to shareholders:
Class IB	—	(34,090)
Class K	—	(81,189)

Total distributions to shareholders	—	(115,279)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 537,471 and 1,022,276 shares, respectively ]	2,961,251	6,459,948
Capital shares issued in reinvestment of dividends [ 0 and 6,050 shares, respectively ]	—	34,090
Capital shares repurchased [ (373,600) and (626,479) shares, respectively]	(2,072,497)	(3,943,332)

Total Class IB transactions	888,754	2,550,706

Class K
Capital shares sold [ 7,530 and 519,039 shares, respectively ]	41,787	2,922,541
Capital shares issued in reinvestment of dividends [ 0 and 14,321 shares, respectively ]	—	81,189
Capital shares repurchased [ (153,496) and (410,658) shares, respectively]	(853,698)	(2,583,257)

Total Class K transactions	(811,911)	420,473

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	76,843	2,971,179

TOTAL INCREASE (DECREASE) IN NET ASSETS	443,952	(7,567,531)
NET ASSETS:
Beginning of period	33,761,013	41,328,544

End of period	$34,204,965	$33,761,013

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020		2019	2018
Net asset value, beginning of period	$5.42		$7.24	$10.40		$11.58		$10.03	$11.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.15	0.22	(cc)	0.22	(aa)	0.23	0.31
Net realized and unrealized gain (loss)	(0.05)		(1.96)	2.28		(1.26)		1.94	(0.89)

Total from investment operations	0.05		(1.81)	2.50		(1.04)		2.17	(0.58)

Less distributions:
Dividends from net investment income	—		(0.01)	(0.41)		(0.14)		(0.53)	(0.34)
Distributions from net realized gains	—		— #	(2.42)		—		(0.07)	—
Return of capital	—		—	(2.83)		—		(0.02)	(0.08)

Total dividends and distributions	—		(0.01)	(5.66)		(0.14)		(0.62)	(0.42)

Net asset value, end of period	$5.47		$5.42	$7.24		$10.40		$11.58	$10.03

Total return (b)	0.92%		(24.99)%	25.80%		(8.98)%		21.75%	(5.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,013		$16,950	$19,746		$14,355		$15,893	$12,114
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90	%(g)	0.90%		0.90%	0.90%
Before waivers and reimbursements (a)(f)	1.33%		1.57%	1.23	%(g)	1.52%		1.48%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.53%		2.40%	1.96	%(dd)	2.31	%(bb)	1.96%	2.84%
Before waivers and reimbursements (a)(f)	3.10%		1.73%	1.62	%(dd)	1.69	%(bb)	1.38%	2.34%
Portfolio turnover rate^	7	%(z)	25%	25%		29%		27%	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020		2019	2018
Net asset value, beginning of period	$5.45		$7.29	$10.43		$11.62		$10.06	$11.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.16	0.25	(cc)	0.26	(aa)	0.25	0.34
Net realized and unrealized gain (loss)	(0.04)		(1.97)	2.29		(1.29)		1.95	(0.89)

Total from investment operations	0.06		(1.81)	2.54		(1.03)		2.20	(0.55)

Less distributions:
Dividends from net investment income	—		(0.03)	(0.43)		(0.16)		(0.54)	(0.37)
Distributions from net realized gains	—		— #	(2.42)		—		(0.07)	—
Return of capital	—		—	(2.83)		—		(0.03)	(0.08)

Total dividends and distributions	—		(0.03)	(5.68)		(0.16)		(0.64)	(0.45)

Net asset value, end of period	$5.51		$5.45	$7.29		$10.43		$11.62	$10.06

Total return (b)	1.10%		(24.89)%	26.17%		(8.82)%		22.08%	(5.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,192		$16,811	$21,582		$18,158		$15,792	$14,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%	0.65	%(g)	0.65%		0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.08%		1.32%	0.98	%(g)	1.29%		1.22%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.75%		2.63%	2.18	%(dd)	2.68	%(bb)	2.19%	3.09%
Before waivers and reimbursements (a)(f)	3.32%		1.97%	2.18	%(dd)	2.04	%(bb)	1.62%	2.59%
Portfolio turnover rate^	7	%(z)	25%	25%		29%		27%	15%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20 and $0.24 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	17.7%
Consumer Discretionary	17.0
Energy	15.4
Financials	14.2
Real Estate	8.5
Health Care	5.1
Investment Companies	5.0
Consumer Staples	4.7
Materials	4.0
Communication Services	3.5
Information Technology	3.1
Utilities	2.3
Repurchase Agreement	1.8
Cash and Other	(2.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$975.60	$5.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	976.50	4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	187	$5,926
ATN International, Inc.	1,537	56,254
Bandwidth, Inc., Class A*	2,969	40,616
Cogent Communications Holdings, Inc.	2,441	164,255
Consolidated Communications Holdings, Inc.*	10,203	39,078
EchoStar Corp., Class A*	9,625	166,898
Globalstar, Inc.*	12,440	13,435
IDT Corp., Class B*	421	10,883
Liberty Latin America Ltd., Class A*	3,588	31,395
Liberty Latin America Ltd., Class C*	24,157	208,233
Lumen Technologies, Inc. (x)	154,742	349,717
Radius Global Infrastructure, Inc., Class A*	13,156	196,024

		1,282,714

Entertainment (2.1%)
Cinemark Holdings, Inc.*	2,989	49,318
Lions Gate Entertainment Corp., Class A*	4,034	35,620
Lions Gate Entertainment Corp., Class B*	4,478	37,391
Live Nation Entertainment, Inc.*	72,300	6,587,253
Madison Square Garden Entertainment Corp.*	8,069	271,280
Madison Square Garden Sports Corp.	2,200	413,710
Marcus Corp. (The)	3,789	56,191
Playstudios, Inc.*	12,754	62,622
Reservoir Media, Inc.*	2,732	16,447
Sphere Entertainment Co.*	11,044	302,495
Vivid Seats, Inc., Class A*	2,988	23,665

		7,855,992

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	15,593	261,650
DHI Group, Inc.*	6,810	26,082
Eventbrite, Inc., Class A*	1,432	13,676
fuboTV, Inc. (x)*	32,003	66,566
MediaAlpha, Inc., Class A*	806	8,310
Nextdoor Holdings, Inc.*	9,287	30,276
Outbrain, Inc.*	6,913	34,012
System1, Inc. (x)*	3,939	17,725
TrueCar, Inc.*	14,223	32,144
Vimeo, Inc.*	7,142	29,425
Ziff Davis, Inc.*	5,609	392,967

		912,833

Media (0.6%)
Advantage Solutions, Inc.*	14,933	34,943
AMC Networks, Inc., Class A*	4,967	59,356
Boston Omaha Corp., Class A*	3,669	69,050
Cardlytics, Inc.*	5,091	32,175
Clear Channel Outdoor Holdings, Inc.*	59,145	81,029
Daily Journal Corp.*	140	40,499
Emerald Holding, Inc.*	2,303	9,442
EW Scripps Co. (The), Class A*	5,168	47,287
Gannett Co., Inc.*	22,947	51,631
Gray Television, Inc.	12,397	97,688
iHeartMedia, Inc., Class A*	16,598	60,417
John Wiley & Sons, Inc., Class A	6,591	224,292
Magnite, Inc.*	11,854	161,807
PubMatic, Inc., Class A*	5,593	102,240
Quotient Technology, Inc.*	14,321	54,993
Scholastic Corp.	4,358	169,483
Sinclair, Inc.	4,563	63,061
Stagwell, Inc., Class A*	16,728	120,609
TEGNA, Inc.	34,174	554,986
Thryv Holdings, Inc.*	4,750	116,850
Urban One, Inc.*	1,823	10,938
Urban One, Inc., Class A*	1,443	8,643
WideOpenWest, Inc.*	7,835	66,127

		2,237,546

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	9,211	156,679
Shenandoah Telecommunications Co.	7,591	147,493
Spok Holdings, Inc.	2,634	35,006
Telephone and Data Systems, Inc.	15,437	127,047

		466,225

Total Communication Services		12,755,310

Consumer Discretionary (17.0%)
Automobile Components (0.7%)
Adient plc*	14,801	567,174
American Axle & Manufacturing Holdings, Inc.*	18,048	149,257
Cooper-Standard Holdings, Inc.*	287	4,093
Dana, Inc.	20,164	342,788
Dorman Products, Inc.*	3,000	236,490
Goodyear Tire & Rubber Co. (The)*	42,934	587,337
Holley, Inc.*	8,154	33,350
LCI Industries	2,399	303,138
Modine Manufacturing Co.*	2,753	90,904
Patrick Industries, Inc.	2,876	230,080
Solid Power, Inc.*	23,953	60,840
Standard Motor Products, Inc.	3,169	118,901
Stoneridge, Inc.*	3,317	62,525

		2,786,877

Automobiles (0.1%)
Winnebago Industries, Inc.	4,585	305,774
Workhorse Group, Inc.*	24,954	21,750

		327,524

Broadline Retail (0.0%)†
Big Lots, Inc.	5,046	44,556
ContextLogic, Inc., Class A (x)*	3,796	24,978

		69,534

Distributors (0.0%)†
Weyco Group, Inc.	766	20,445

Diversified Consumer Services (0.3%)
2U, Inc.*	12,540	50,536
Adtalem Global Education, Inc.*	6,816	234,061
Chegg, Inc.*	2,590	22,999
European Wax Center, Inc., Class A*	269	5,012
Graham Holdings Co., Class B	554	316,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Laureate Education, Inc.	2,848	$34,432
Lincoln Educational Services Corp.*	2,965	19,984
Perdoceo Education Corp.*	9,848	120,835
Strategic Education, Inc.	3,461	234,794
Universal Technical Institute, Inc.*	3,495	24,151
WW International, Inc.*	8,607	57,839

		1,121,243

Hotels, Restaurants & Leisure (2.1%)
Bally’s Corp.*	2,652	41,265
Biglari Holdings, Inc., Class B*	94	18,531
BJ’s Restaurants, Inc.*	1,468	46,682
Bluegreen Vacations Holding Corp., Class A	360	12,834
Bowlero Corp.*	437	5,087
Brinker International, Inc.*	581	21,265
Carnival Corp. (x)*	32,400	610,092
Carrols Restaurant Group, Inc.*	5,564	28,042
Century Casinos, Inc.*	1,070	7,597
Chuy’s Holdings, Inc.*	530	21,635
Denny’s Corp.*	1,905	23,469
Dine Brands Global, Inc.	295	17,119
El Pollo Loco Holdings, Inc.	3,865	33,896
Everi Holdings, Inc.*	5,439	78,648
Fiesta Restaurant Group, Inc.*	2,510	19,929
First Watch Restaurant Group, Inc.*	985	16,646
Full House Resorts, Inc.*	211	1,414
Krispy Kreme, Inc.	8,862	130,537
Life Time Group Holdings, Inc.*	4,682	92,095
Light & Wonder, Inc.*	7,510	516,388
Lindblad Expeditions Holdings, Inc.*	4,884	53,138
Mondee Holdings, Inc., Class A (x)*	702	6,255
Papa John’s International, Inc.	1,218	89,925
Red Rock Resorts, Inc., Class A	3,293	154,046
Sabre Corp.*	38,267	122,072
SeaWorld Entertainment, Inc.*	362	20,276
Six Flags Entertainment Corp.*	2,488	64,638
Sweetgreen, Inc., Class A*	3,030	38,845
Wendy’s Co. (The)	245,800	5,346,150
Xponential Fitness, Inc., Class A*	520	8,970

		7,647,486

Household Durables (2.1%)
Beazer Homes USA, Inc.*	4,472	126,513
Century Communities, Inc.	4,345	332,914
Dream Finders Homes, Inc., Class A (x)*	2,147	52,795
Ethan Allen Interiors, Inc.	3,279	92,730
GoPro, Inc., Class A*	22,331	92,450
Green Brick Partners, Inc.*	2,691	152,849
Helen of Troy Ltd.*	3,679	397,406
Hooker Furnishings Corp.	1,727	32,226
Hovnanian Enterprises, Inc., Class A*	728	72,225
iRobot Corp.*	400	18,100
KB Home	11,387	588,822
Landsea Homes Corp.*	1,924	17,970
La-Z-Boy, Inc.	6,507	186,360
Legacy Housing Corp. (x)*	1,501	34,808
LGI Homes, Inc.*	3,001	404,805
M.D.C. Holdings, Inc.	8,967	419,387
M/I Homes, Inc.*	4,129	360,008
Meritage Homes Corp.	5,572	792,728
Purple Innovation, Inc., Class A	9,949	27,658
Skyline Champion Corp.*	3,662	239,678
Snap One Holdings Corp.*	2,854	33,249
Taylor Morrison Home Corp., Class A*	15,899	775,394
Traeger, Inc.*	5,050	21,462
Tri Pointe Homes, Inc.*	70,926	2,330,628
United Homes Group, Inc. (x)*	590	6,584
Vizio Holding Corp., Class A*	1,257	8,485
VOXX International Corp., Class A*	1,960	24,461
Vuzix Corp. (x)*	9,071	46,262

		7,688,957

Leisure Products (0.3%)
AMMO, Inc. (x)*	13,565	28,893
Clarus Corp.	1,983	18,125
Escalade, Inc.	1,196	15,967
Funko, Inc., Class A*	1,602	17,334
JAKKS Pacific, Inc.*	1,047	20,909
Johnson Outdoors, Inc., Class A	841	51,679
Latham Group, Inc.*	5,834	21,644
Malibu Boats, Inc., Class A*	1,162	68,163
Smith & Wesson Brands, Inc.	6,686	87,185
Solo Brands, Inc., Class A*	771	4,364
Sturm Ruger & Co., Inc.	138	7,308
Topgolf Callaway Brands Corp.*	21,976	436,224
Vista Outdoor, Inc.*	8,661	239,650

		1,017,445

Specialty Retail (11.1%)
1-800-Flowers.com, Inc., Class A*	3,820	29,794
Aaron’s Co., Inc. (The)	4,914	69,484
Abercrombie & Fitch Co., Class A*	3,614	136,176
American Eagle Outfitters, Inc.	21,779	256,992
America’s Car-Mart, Inc.*	955	95,290
Asbury Automotive Group, Inc.*	3,308	795,309
AutoNation, Inc.*	105,000	17,284,050
BARK, Inc.*	17,986	23,921
Big 5 Sporting Goods Corp.	3,608	33,049
Build-A-Bear Workshop, Inc.	309	6,619
Caleres, Inc.	5,309	127,044
Carvana Co., Class A (x)*	1,176	30,482
Cato Corp. (The), Class A	2,106	16,911
Chico’s FAS, Inc.*	18,578	99,392
Children’s Place, Inc. (The)*	1,783	41,383
Designer Brands, Inc., Class A (x)	7,841	79,194
Destination XL Group, Inc.*	8,965	43,929
Duluth Holdings, Inc., Class B*	2,169	13,621
EVgo, Inc., Class A*	9,578	38,312
Foot Locker, Inc. (x)	12,534	339,797
Franchise Group, Inc.	315	9,022
Genesco, Inc.*	2,026	50,731
Group 1 Automotive, Inc.	2,129	549,495
GrowGeneration Corp.*	9,371	31,861
Guess?, Inc.	4,077	79,298
Haverty Furniture Cos., Inc.	2,299	69,476
Hibbett, Inc.	290	10,524
J Jill, Inc.*	510	10,929
Lands’ End, Inc.*	2,466	19,136
Lazydays Holdings, Inc. (x)*	1,452	16,785
Leslie’s, Inc.*	25,843	242,666
MarineMax, Inc.*	3,276	111,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Monro, Inc.	4,778	$194,130
National Vision Holdings, Inc.*	11,041	268,186
ODP Corp. (The)*	5,247	245,665
OneWater Marine, Inc., Class A*	1,786	64,725
Overstock.com, Inc.*	7,092	230,986
Penske Automotive Group, Inc. (x)	105,000	17,496,150
PetMed Express, Inc. (x)	3,007	41,467
Rent the Runway, Inc., Class A*	6,626	13,120
Sally Beauty Holdings, Inc.*	1,124	13,881
Shoe Carnival, Inc.	2,809	65,955
Signet Jewelers Ltd.	6,797	443,572
Sleep Number Corp.*	1,555	42,420
Sonic Automotive, Inc., Class A	2,465	117,507
Sportsman’s Warehouse Holdings, Inc.*	5,984	34,109
Stitch Fix, Inc., Class A*	7,468	28,752
ThredUp, Inc., Class A (x)*	9,525	23,241
Tile Shop Holdings, Inc.*	3,900	21,606
Tilly’s, Inc., Class A*	2,585	18,121
Upbound Group, Inc.	566	17,620
Urban Outfitters, Inc.*	6,424	212,827
Winmark Corp.	429	142,630
Zumiez, Inc.*	2,820	46,981

		40,546,231

Textiles, Apparel & Luxury Goods (0.3%)
Allbirds, Inc., Class A*	15,329	19,315
Fossil Group, Inc.*	7,569	19,452
G-III Apparel Group Ltd.*	6,651	128,165
Hanesbrands, Inc.	19,271	87,490
Movado Group, Inc.	25,050	672,092
Oxford Industries, Inc.	555	54,623
Rocky Brands, Inc.	985	20,685
Vera Bradley, Inc.*	3,814	24,371
Wolverine World Wide, Inc.	1,188	17,452

		1,043,645

Total Consumer Discretionary		62,269,387

Consumer Staples (4.7%)
Beverages (0.3%)
Crimson Wine Group Ltd.*	144,400	967,480
Duckhorn Portfolio, Inc. (The)*	6,070	78,728
Primo Water Corp.	20,046	251,377
Zevia PBC, Class A*	1,555	6,702

		1,304,287

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,872	224,843
HF Foods Group, Inc.*	6,494	30,457
Ingles Markets, Inc., Class A	2,114	174,722
Natural Grocers by Vitamin Cottage, Inc.	1,442	17,679
PriceSmart, Inc.	1,162	86,057
SpartanNash Co.	5,367	120,811
United Natural Foods, Inc.*	9,071	177,338
Village Super Market, Inc., Class A	1,218	27,795
Weis Markets, Inc.	2,524	162,066

		1,021,768

Food Products (0.5%)
Alico, Inc.	9,121	232,221
B&G Foods, Inc.	10,997	153,078
Benson Hill, Inc.*	25,808	33,550
BRC, Inc., Class A*	1,181	6,094
Cal-Maine Foods, Inc.	339	15,255
Dole plc	4,440	60,029
Forafric Global plc (x)*	485	5,321
Fresh Del Monte Produce, Inc.	5,033	129,398
Hain Celestial Group, Inc. (The)*	14,109	176,504
Hostess Brands, Inc., Class A*	16,032	405,930
Limoneira Co. (x)	2,499	38,885
Mission Produce, Inc.*	6,152	74,562
Seneca Foods Corp., Class A*	710	23,203
SunOpta, Inc.*	300	2,007
TreeHouse Foods, Inc.*	6,880	346,614

		1,702,651

Household Products (0.1%)
Central Garden & Pet Co.*	2,209	85,643
Central Garden & Pet Co., Class A*	5,254	191,561
Oil-Dri Corp. of America	559	32,975

		310,179

Personal Care Products (3.4%)
BellRing Brands, Inc.*	15,005	549,183
Edgewell Personal Care Co.	7,773	321,103
Herbalife Ltd.*	4,096	54,231
Inter Parfums, Inc.	82,000	11,088,860
Nature’s Sunshine Products, Inc.*	2,123	28,979
Nu Skin Enterprises, Inc., Class A	8,049	267,227
Thorne HealthTech, Inc.*	1,327	6,237
Waldencast plc, Class A (x)*	2,428	18,768

		12,334,588

Tobacco (0.1%)
Universal Corp.	3,536	176,588
Vector Group Ltd.	18,037	231,054

		407,642

Total Consumer Staples		17,081,115

Energy (15.4%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	17,233	176,638
Atlas Energy Solutions, Inc., Class A (x)	2,087	36,230
Bristow Group, Inc., Class A*	3,599	103,399
Core Laboratories, Inc.	4,879	113,437
Diamond Offshore Drilling, Inc.*	15,331	218,313
DMC Global, Inc.*	1,904	33,815
Dril-Quip, Inc.*	5,196	120,911
Expro Group Holdings NV*	8,639	153,083
Forum Energy Technologies, Inc.*	1,489	38,104
Helix Energy Solutions Group, Inc.*	21,531	158,899
Helmerich & Payne, Inc.	15,546	551,106
KLX Energy Services Holdings, Inc. (x)*	1,834	17,845
Liberty Energy, Inc., Class A	24,792	331,469
Mammoth Energy Services, Inc.*	3,693	17,837
Nabors Industries Ltd.*	207	19,257
Newpark Resources, Inc.*	11,081	57,954
NexTier Oilfield Solutions, Inc.*	25,805	230,697
Noble Corp. plc*	2,752	113,685
Oil States International, Inc.*	9,768	72,967
Patterson-UTI Energy, Inc.	31,842	381,149
ProFrac Holding Corp., Class A*	3,145	35,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ProPetro Holding Corp.*	15,447	$127,283
Ranger Energy Services, Inc., Class A*	1,971	20,183
RPC, Inc.	13,191	94,316
SEACOR Marine Holdings, Inc. (x)*	3,757	42,943
Seadrill Ltd.*	7,746	319,677
Select Water Solutions, Inc., Class A	12,518	101,396
Solaris Oilfield Infrastructure, Inc., Class A	4,428	36,885
Subsea 7 SA (ADR)	160,000	2,000,000
US Silica Holdings, Inc.*	11,453	138,925

		5,863,501

Oil, Gas & Consumable Fuels (13.8%)
Amplify Energy Corp.*	5,552	37,587
Arch Resources, Inc.	2,794	315,051
Ardmore Shipping Corp.	5,984	73,902
Berry Corp.	11,536	79,368
California Resources Corp.	10,883	492,891
Callon Petroleum Co.*	9,617	337,268
Centrus Energy Corp., Class A*	1,373	44,705
Chord Energy Corp.	6,328	973,245
Civitas Resources, Inc.	10,564	732,825
Clean Energy Fuels Corp.*	26,538	131,629
CNX Resources Corp.*	24,902	441,263
Comstock Resources, Inc. (x)	14,397	167,005
CONSOL Energy, Inc.	5,168	350,442
Crescent Energy Co., Class A (x)	4,604	47,974
CVR Energy, Inc. (x)	504	15,100
Delek US Holdings, Inc.	10,394	248,936
DHT Holdings, Inc.	20,528	175,104
Dorian LPG Ltd.	1,735	44,503
Earthstone Energy, Inc., Class A (x)*	9,004	128,667
Encore Energy Corp.*	22,898	55,184
Energy Fuels, Inc.*	3,829	23,893
Equitrans Midstream Corp.	47,656	455,591
Excelerate Energy, Inc., Class A	580	11,791
FLEX LNG Ltd.	1,432	43,719
Gevo, Inc. (x)*	36,262	55,118
Golar LNG Ltd.	14,458	291,618
Granite Ridge Resources, Inc. (x)	4,012	26,600
Green Plains, Inc.*	6,611	213,139
Gulfport Energy Corp.*	1,516	159,286
Hallador Energy Co. (x)*	3,441	29,489
HighPeak Energy, Inc. (x)	468	5,092
International Seaways, Inc.	6,147	235,061
Kinetik Holdings, Inc., Class A	2,476	87,007
Magnolia Oil & Gas Corp., Class A	2,205	46,085
Matador Resources Co.	14,401	753,460
Murphy Oil Corp.	22,744	871,095
NACCO Industries, Inc., Class A	667	23,118
Nordic American Tankers Ltd.	31,726	116,434
Northern Oil and Gas, Inc.	1,417	48,631
Overseas Shipholding Group, Inc., Class A*	8,189	34,148
Par Pacific Holdings, Inc.*	5,259	139,942
PBF Energy, Inc., Class A	17,858	731,107
Peabody Energy Corp.	19,095	413,598
Permian Basin Royalty Trust	25,900	645,687
Permian Resources Corp., Class A	32,724	358,655
PrairieSky Royalty Ltd. (x)	91,300	1,596,156
PrimeEnergy Resources Corp.*	92	8,467
REX American Resources Corp.*	1,754	61,057
Ring Energy, Inc.*	21,935	37,509
SandRidge Energy, Inc.	1,388	21,167
Scorpio Tankers, Inc.	8,080	381,618
SFL Corp. Ltd.	16,472	153,684
SilverBow Resources, Inc. (x)*	2,565	74,693
Sitio Royalties Corp., Class A (x)	7,008	184,100
SM Energy Co.	18,615	588,793
Talos Energy, Inc.*	17,436	241,837
Teekay Corp.*	9,300	56,172
Teekay Tankers Ltd., Class A	3,582	136,940
Tellurian, Inc. (x)*	79,885	112,638
Texas Pacific Land Corp.	26,799	35,280,885
Uranium Energy Corp. (x)*	57,338	194,949
VAALCO Energy, Inc.	15,549	58,464
Verde Clean Fuels, Inc. (x)*	691	4,498
Vital Energy, Inc.*	2,695	121,679
Vitesse Energy, Inc. (x)	3,849	86,218
World Kinect Corp.	9,584	198,197

		50,311,734

Total Energy		56,175,235

Financials (14.2%)
Banks (7.4%)
1st Source Corp.	2,489	104,364
ACNB Corp.	1,321	43,818
Amalgamated Financial Corp.	3,231	51,987
Amerant Bancorp, Inc., Class A	4,315	74,175
American National Bankshares, Inc.	1,686	48,860
Ameris Bancorp	10,740	367,415
Ames National Corp.	960	17,309
Arrow Financial Corp.	2,615	52,666
Associated Banc-Corp.	23,972	389,066
Atlantic Union Bankshares Corp.	11,786	305,847
Axos Financial, Inc.*	7,693	303,412
Banc of California, Inc.	8,279	95,871
BancFirst Corp.	2,936	270,112
Bank First Corp. (x)	1,414	117,645
Bank of Hawaii Corp.	2,607	107,487
Bank of Marin Bancorp	2,872	50,748
Bank of NT Butterfield & Son Ltd. (The)	7,399	202,437
Bank7 Corp.	505	12,388
BankUnited, Inc.	10,984	236,705
Bankwell Financial Group, Inc.	919	22,405
Banner Corp.	5,465	238,657
Bar Harbor Bankshares	2,338	57,608
BayCom Corp.	1,409	23,502
BCB Bancorp, Inc.	2,803	32,907
Berkshire Hills Bancorp, Inc.	6,576	136,320
Blue Foundry Bancorp*	3,948	39,914
Blue Ridge Bankshares, Inc.	2,742	24,267
Bridgewater Bancshares, Inc.*	3,429	33,776
Brookline Bancorp, Inc.	12,530	109,512
Burke & Herbert Financial Services Corp.	901	57,844
Business First Bancshares, Inc.	4,386	66,097
Byline Bancorp, Inc.	3,953	71,510
C&F Financial Corp.	427	22,930
Cadence Bank	25,094	492,846
Cambridge Bancorp	1,303	70,766
Camden National Corp.	2,398	74,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Bancorp, Inc.	1,334	$24,145
Capital City Bank Group, Inc.	1,240	37,994
Capitol Federal Financial, Inc.	19,827	122,333
Capstar Financial Holdings, Inc.	3,354	41,154
Carter Bankshares, Inc.*	3,461	51,188
Cathay General Bancorp	11,360	365,678
Central Pacific Financial Corp.	3,611	56,729
Central Valley Community Bancorp	1,487	22,974
Chemung Financial Corp.	438	16,824
ChoiceOne Financial Services, Inc. (x)	929	21,367
Citizens & Northern Corp.	2,414	46,590
Citizens Financial Services, Inc. (x)	468	34,852
City Holding Co.	2,185	196,628
Civista Bancshares, Inc.	2,283	39,724
CNB Financial Corp.	3,384	59,728
Codorus Valley Bancorp, Inc.	1,310	25,689
Colony Bankcorp, Inc.	2,562	24,134
Columbia Financial, Inc. (x)*	2,656	45,922
Community Bank System, Inc.	8,079	378,744
Community Financial Corp. (The)	541	14,656
Community Trust Bancorp, Inc.	2,514	89,423
ConnectOne Bancorp, Inc.	6,375	105,761
CrossFirst Bankshares, Inc.*	6,929	69,290
Customers Bancorp, Inc.*	4,530	137,078
CVB Financial Corp.	20,946	278,163
Dime Community Bancshares, Inc.	5,293	93,316
Eagle Bancorp, Inc.	4,544	96,151
Eastern Bankshares, Inc.	24,573	301,511
Enterprise Bancorp, Inc.	1,433	41,471
Enterprise Financial Services Corp.	5,717	223,535
Equity Bancshares, Inc., Class A	2,505	57,064
Esquire Financial Holdings, Inc.	57	2,607
ESSA Bancorp, Inc.	1,119	16,729
Evans Bancorp, Inc.	908	22,636
Farmers & Merchants Bancorp, Inc.	2,182	49,117
Farmers National Banc Corp. (x)	5,775	71,437
FB Financial Corp.	6,029	169,113
Fidelity D&D Bancorp, Inc. (x)	682	33,138
Financial Institutions, Inc.	2,430	38,248
First Bancorp (Nasdaq Stock Exchange)	6,227	185,253
First Bancorp	25,014	305,671
First Bancorp, Inc. (The)	1,738	42,303
First Bancshares, Inc. (The)	4,857	125,505
First Bank	2,498	25,929
First Busey Corp.	8,134	163,493
First Business Financial Services, Inc.	1,174	34,621
First Commonwealth Financial Corp.	15,484	195,873
First Community Bankshares, Inc.	2,664	79,201
First Community Corp.	1,003	17,412
First Financial Bancorp	14,809	302,696
First Financial Corp.	1,933	62,765
First Foundation, Inc.	8,486	33,689
First Interstate BancSystem, Inc., Class A	13,273	316,428
First Merchants Corp.	9,736	274,847
First Mid Bancshares, Inc.	3,284	79,276
First of Long Island Corp. (The)	3,597	43,236
First Western Financial, Inc.*	1,510	28,086
Five Star Bancorp	1,149	25,703
Flushing Financial Corp.	4,648	57,124
FS Bancorp, Inc.	616	18,523
Fulton Financial Corp.	25,379	302,518
FVCBankcorp, Inc.*	2,349	25,299
German American Bancorp, Inc.	4,875	132,502
Glacier Bancorp, Inc.	17,241	537,402
Great Southern Bancorp, Inc. (x)	1,364	69,196
Greene County Bancorp, Inc. (x)	502	14,960
Guaranty Bancshares, Inc.	1,355	36,693
Hancock Whitney Corp.	13,688	525,345
Hanmi Financial Corp.	4,294	64,109
HarborOne Bancorp, Inc.	6,480	56,246
HBT Financial, Inc.	2,085	38,447
Heartland Financial USA, Inc.	6,864	191,300
Heritage Commerce Corp.	10,327	85,508
Heritage Financial Corp.	5,159	83,421
Hilltop Holdings, Inc.	7,233	227,550
Hingham Institution For Savings (The) (x)	253	53,935
Home Bancorp, Inc.	1,037	34,439
Home BancShares, Inc.	29,450	671,460
HomeStreet, Inc.	3,446	20,400
HomeTrust Bancshares, Inc.	2,140	44,705
Hope Bancorp, Inc.	17,238	145,144
Horizon Bancorp, Inc.	7,124	74,161
Independent Bank Corp.	3,254	55,188
Independent Bank Corp./MA	6,051	269,330
Independent Bank Group, Inc.	5,912	204,141
International Bancshares Corp.	8,208	362,794
John Marshall Bancorp, Inc.	1,937	38,914
Kearny Financial Corp.	9,177	64,698
Lakeland Bancorp, Inc.	9,783	130,994
Lakeland Financial Corp.	1,850	89,762
LCNB Corp.	1,113	16,428
Live Oak Bancshares, Inc.	5,671	149,204
Luther Burbank Corp.	2,565	22,880
Macatawa Bank Corp.	3,340	30,995
MainStreet Bancshares, Inc. (x)	689	15,613
Mercantile Bank Corp.	2,528	69,823
Metrocity Bankshares, Inc.	2,909	52,042
Metropolitan Bank Holding Corp.*	1,487	51,644
Mid Penn Bancorp, Inc.	2,220	49,018
Middlefield Banc Corp.	1,027	27,524
Midland States Bancorp, Inc.	3,159	62,896
MidWestOne Financial Group, Inc.	2,567	54,857
MVB Financial Corp.	1,873	39,483
National Bank Holdings Corp., Class A	4,441	128,967
National Bankshares, Inc.	771	22,505
NBT Bancorp, Inc.	6,191	197,183
Nicolet Bankshares, Inc.	1,979	134,394
Northeast Bank	1,201	50,046
Northeast Community Bancorp, Inc. (x)	1,489	22,156
Northfield Bancorp, Inc.	6,656	73,083
Northrim Bancorp, Inc.	893	35,122
Northwest Bancshares, Inc.	18,752	198,771
Norwood Financial Corp. (x)	1,150	33,959
Oak Valley Bancorp (x)	744	18,741
OceanFirst Financial Corp.	9,790	152,920
OFG Bancorp	6,933	180,813
Old National Bancorp	45,560	635,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Old Second Bancorp, Inc.	6,743	$88,064
Orange County Bancorp, Inc. (x)	812	30,044
Origin Bancorp, Inc.	4,857	142,310
Orrstown Financial Services, Inc.	1,915	36,672
Pacific Premier Bancorp, Inc.	13,713	283,585
PacWest Bancorp (x)	18,842	153,562
Park National Corp.	2,229	228,071
Parke Bancorp, Inc.	1,545	26,250
Pathward Financial, Inc.	2,662	123,410
PCB Bancorp	1,968	28,949
Peapack-Gladstone Financial Corp.	2,818	76,311
Penns Woods Bancorp, Inc.	839	21,000
Peoples Bancorp, Inc.	5,195	137,927
Peoples Financial Services Corp.	1,090	47,731
Pioneer Bancorp, Inc.*	1,092	9,773
Plumas Bancorp (x)	596	21,271
Ponce Financial Group, Inc.*	3,122	27,130
Preferred Bank	1,427	78,471
Premier Financial Corp.	6,137	98,315
Primis Financial Corp.	3,768	31,727
Princeton Bancorp, Inc.	718	19,616
Provident Financial Services, Inc.	11,122	181,733
QCR Holdings, Inc.	2,771	113,694
RBB Bancorp	2,808	33,528
Red River Bancshares, Inc.	620	30,467
Renasant Corp.	8,009	209,275
Republic Bancorp, Inc., Class A	1,348	57,290
S&T Bancorp, Inc.	6,102	165,913
Sandy Spring Bancorp, Inc.	7,383	167,446
Seacoast Banking Corp. of Florida	11,694	258,437
ServisFirst Bancshares, Inc.	5,181	212,007
Shore Bancshares, Inc.	4,407	50,945
Sierra Bancorp	2,352	39,913
Simmons First National Corp., Class A	17,188	296,493
SmartFinancial, Inc.	2,127	45,752
South Plains Financial, Inc.	1,702	38,312
Southern First Bancshares, Inc.*	1,588	39,303
Southern Missouri Bancorp, Inc.	1,337	51,408
Southern States Bancshares, Inc. (x)	990	20,889
Southside Bancshares, Inc.	4,518	118,191
SouthState Corp.	11,937	785,455
Stellar Bancorp, Inc.	7,288	166,822
Sterling Bancorp, Inc.*	3,185	17,422
Stock Yards Bancorp, Inc.	649	29,445
Summit Financial Group, Inc.	1,912	39,502
Texas Capital Bancshares, Inc.*	7,544	388,516
Third Coast Bancshares, Inc.*	2,005	31,819
Timberland Bancorp, Inc.	943	24,122
Tompkins Financial Corp.	2,252	125,436
Towne Bank	11,012	255,919
TriCo Bancshares	4,866	161,551
Triumph Financial, Inc.*	2,717	164,976
TrustCo Bank Corp.	2,656	75,988
Trustmark Corp.	8,764	185,096
UMB Financial Corp.	6,915	421,123
United Bankshares, Inc.	20,305	602,449
United Community Banks, Inc.	17,127	428,004
Unity Bancorp, Inc.	1,076	25,383
Univest Financial Corp.	4,656	84,180
USCB Financial Holdings, Inc.*	1,248	12,730
Valley National Bancorp	67,492	523,063
Veritex Holdings, Inc.	6,251	112,080
Virginia National Bankshares Corp. (x)	653	20,994
Washington Federal, Inc.	10,386	275,437
Washington Trust Bancorp, Inc.	3,000	80,430
WesBanco, Inc.	9,042	231,566
West Bancorp, Inc.	2,414	44,442
Westamerica Bancorp	2,974	113,904
WSFS Financial Corp.	8,569	323,223

		27,136,910

Capital Markets (2.4%)
Artisan Partners Asset Management, Inc., Class A	2,748	108,024
Associated Capital Group, Inc., Class A‡	137,000	4,849,801
Avantax, Inc.*	680	15,218
Bakkt Holdings, Inc.*	13,147	16,171
BGC Partners, Inc., Class A	25,201	111,640
Brightsphere Investment Group, Inc.	3,157	66,139
Donnelley Financial Solutions, Inc.*	1,165	53,042
Federated Hermes, Inc., Class B	13,400	480,390
Forge Global Holdings, Inc. (x)*	17,238	41,888
Galaxy Digital Holdings Ltd. (x)*	26,000	112,459
GAMCO Investors, Inc., Class A	81,705	1,565,468
GCM Grosvenor, Inc., Class A	907	6,839
Hamilton Lane, Inc., Class A	2,372	189,712
MarketWise, Inc.	5,021	10,042
Moelis & Co., Class A	4,321	195,914
Onex Corp.	6,400	352,448
Open Lending Corp.*	1,364	14,336
OTC Markets Group, Inc., Class A	100	5,760
Piper Sandler Cos.	511	66,052
Sculptor Capital Management, Inc., Class A	1,496	13,210
StoneX Group, Inc.*	2,460	204,377
Urbana Corp. (x)	15,200	45,207
Urbana Corp. (Non-Voting) (x)	15,200	43,371
Value Line, Inc.	23	1,056
Victory Capital Holdings, Inc., Class A	570	17,978
Virtus Investment Partners, Inc.	959	189,374

		8,775,916

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	702	29,491
Bread Financial Holdings, Inc.	6,275	196,972
Consumer Portfolio Services, Inc.*	1,457	17,003
Encore Capital Group, Inc.*	3,632	176,588
Enova International, Inc.*	4,710	250,195
Green Dot Corp., Class A*	6,494	121,698
LendingClub Corp.*	16,848	164,268
LendingTree, Inc.*	1,320	29,185
Navient Corp.	14,419	267,905
Nelnet, Inc., Class A	2,159	208,300
OppFi, Inc. (x)*	2,536	5,174
PRA Group, Inc.*	5,883	134,427
PROG Holdings, Inc.*	5,756	184,883
Regional Management Corp.	1,212	36,966
World Acceptance Corp.*	544	72,901

		1,895,956

Financial Services (1.5%)
Acacia Research Corp. (x)*	6,356	26,441
Alerus Financial Corp.	2,839	51,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
A-Mark Precious Metals, Inc.	2,856	$106,914
AvidXchange Holdings, Inc.*	2,028	21,051
Banco Latinoamericano de Comercio Exterior SA, Class E	4,000	88,240
Cannae Holdings, Inc.*	11,655	235,548
Cantaloupe, Inc.*	2,860	22,766
Cass Information Systems, Inc.	270	10,471
Compass Diversified Holdings	9,899	214,709
Enact Holdings, Inc.	4,306	108,210
Essent Group Ltd.	16,286	762,185
Federal Agricultural Mortgage Corp., Class C	1,122	161,276
Finance of America Cos., Inc., Class A*	9,084	17,350
Home Point Capital, Inc.*	915	2,123
Jackson Financial, Inc., Class A	12,635	386,757
Marqeta, Inc., Class A*	65,416	318,576
Merchants Bancorp	2,330	59,601
Mr Cooper Group, Inc.*	10,141	513,540
NewtekOne, Inc. (x)	3,784	60,166
NMI Holdings, Inc., Class A*	11,454	295,742
Ocwen Financial Corp. (x)*	965	28,921
Pagseguro Digital Ltd., Class A*	11,977	113,063
Paysafe Ltd.*	5,075	51,207
PennyMac Financial Services, Inc.‡	3,694	259,725
Radian Group, Inc.	23,966	605,860
Repay Holdings Corp., Class A*	12,440	97,405
Security National Financial Corp., Class A*	1,282	11,371
StoneCo Ltd., Class A*	17,580	223,969
Velocity Financial, Inc.*	1,217	14,032
Walker & Dunlop, Inc.	4,941	390,784
Waterstone Financial, Inc.	2,642	38,283

		5,297,331

Insurance (1.2%)
Ambac Financial Group, Inc.*	6,571	93,571
American Equity Investment Life Holding Co.	11,799	614,846
AMERISAFE, Inc.	1,409	75,128
Argo Group International Holdings Ltd.	4,929	145,948
CNO Financial Group, Inc.	17,761	420,403
Donegal Group, Inc., Class A	2,033	29,336
eHealth, Inc.*	3,004	24,152
Employers Holdings, Inc.	3,931	147,059
Enstar Group Ltd.*	1,836	448,425
F&G Annuities & Life, Inc.	2,712	67,203
Genworth Financial, Inc., Class A*	69,337	346,685
GoHealth, Inc., Class A (x)*	670	13,206
Greenlight Capital Re Ltd., Class A*	3,589	37,810
Hippo Holdings, Inc.*	1,628	26,911
Horace Mann Educators Corp.	6,065	179,888
Investors Title Co.	151	22,046
James River Group Holdings Ltd.	5,410	98,787
Lemonade, Inc. (x)*	6,617	111,496
Maiden Holdings Ltd.*	14,062	29,530
MBIA, Inc.*	7,860	67,910
Mercury General Corp.	4,300	130,161
National Western Life Group, Inc., Class A	348	144,615
NI Holdings, Inc.*	873	12,964
Oscar Health, Inc., Class A*	21,972	177,094
ProAssurance Corp.	7,537	113,733
Safety Insurance Group, Inc.	2,167	155,417
Selectquote, Inc.*	21,765	42,442
SiriusPoint Ltd.*	12,608	113,850
Skyward Specialty Insurance Group, Inc.*	1,299	32,995
Stewart Information Services Corp.	4,191	172,418
Tiptree, Inc., Class A	2,751	41,292
United Fire Group, Inc.	3,315	75,118
United Insurance Holdings Corp.*	3,010	13,425
Universal Insurance Holdings, Inc.	3,150	48,604

		4,274,468

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	2,474	30,801
Angel Oak Mortgage REIT, Inc. (REIT)	1,791	14,758
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	21,337	241,535
Arbor Realty Trust, Inc. (REIT)	26,931	399,117
Ares Commercial Real Estate Corp. (REIT) (x)	8,863	89,959
ARMOUR Residential REIT, Inc. (REIT) (x)	30,355	161,792
Blackstone Mortgage Trust, Inc. (REIT), Class A	26,846	558,665
BrightSpire Capital, Inc. (REIT), Class A	20,916	140,765
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,442	36,996
Chimera Investment Corp. (REIT)	36,319	209,561
Claros Mortgage Trust, Inc. (REIT) (x)	13,996	158,715
Dynex Capital, Inc. (REIT) (x)	7,501	94,438
Ellington Financial, Inc. (REIT)	9,579	132,190
Franklin BSP Realty Trust, Inc. (REIT)	12,165	172,256
Granite Point Mortgage Trust, Inc. (REIT)	8,132	43,100
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	14,787	369,675
Invesco Mortgage Capital, Inc. (REIT) (x)	6,762	77,564
KKR Real Estate Finance Trust, Inc. (REIT)	9,045	110,078
Ladder Capital Corp. (REIT), Class A	17,517	190,059
MFA Financial, Inc. (REIT)	15,064	169,319
New York Mortgage Trust, Inc. (REIT)	13,872	137,610
Nexpoint Real Estate Finance, Inc. (REIT)	1,739	27,111
Orchid Island Capital, Inc. (REIT) (x)	5,907	61,138
PennyMac Mortgage Investment Trust (REIT)‡	13,855	186,765
Ready Capital Corp. (REIT) (x)	24,593	277,409
Redwood Trust, Inc. (REIT)	17,206	109,602
TPG RE Finance Trust, Inc. (REIT)	11,019	81,651
Two Harbors Investment Corp. (REIT)	14,777	205,105

		4,487,734

Total Financials		51,868,315

Health Care (5.1%)
Biotechnology (2.5%)
2seventy bio, Inc.*	7,709	78,015
4D Molecular Therapeutics, Inc.*	4,485	81,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Aadi Bioscience, Inc.*	2,456	$16,799
Acrivon Therapeutics, Inc.*	1,227	15,902
Adicet Bio, Inc. (x)*	5,122	12,446
ADMA Biologics, Inc.*	14,652	54,066
Agenus, Inc.*	44,304	70,886
Agios Pharmaceuticals, Inc.*	8,439	238,992
Allakos, Inc. (x)*	9,980	43,513
Allogene Therapeutics, Inc.*	12,171	60,490
Allovir, Inc.*	6,546	22,256
Alpine Immune Sciences, Inc. (x)*	1,988	20,437
Altimmune, Inc.*	7,321	25,843
ALX Oncology Holdings, Inc.*	3,389	25,451
AnaptysBio, Inc.*	464	9,438
Anika Therapeutics, Inc.*	2,172	56,429
Annexon, Inc.*	6,436	22,655
Arbutus Biopharma Corp.*	5,622	12,931
Arcturus Therapeutics Holdings, Inc.*	3,258	93,439
Arcus Biosciences, Inc.*	5,633	114,406
Ardelyx, Inc.*	10,945	37,104
ARS Pharmaceuticals, Inc.*	2,606	17,460
Astria Therapeutics, Inc. (x)*	556	4,631
Atara Biotherapeutics, Inc.*	14,514	23,368
Aura Biosciences, Inc.*	4,153	51,290
Avidity Biosciences, Inc.*	11,249	124,751
Beam Therapeutics, Inc.*	1,025	32,728
BioAtla, Inc.*	6,684	20,052
BioCryst Pharmaceuticals, Inc.*	6,913	48,668
Biohaven Ltd.*	8,912	213,175
Bluebird Bio, Inc. (x)*	16,950	55,766
Bridgebio Pharma, Inc.*	5,354	92,089
Cabaletta Bio, Inc.*	441	5,693
CareDx, Inc.*	8,123	69,045
Caribou Biosciences, Inc.*	8,608	36,584
Carisma Therapeutics, Inc. (x)	4,103	35,983
Celcuity, Inc. (x)*	2,465	27,066
Celldex Therapeutics, Inc.*	5,259	178,438
Century Therapeutics, Inc. (x)*	3,168	10,011
Chinook Therapeutics, Inc.*	6,337	243,468
Cogent Biosciences, Inc.*	4,864	57,590
Coherus Biosciences, Inc. (x)*	2,275	9,714
Compass Therapeutics, Inc.*	12,072	38,389
Crinetics Pharmaceuticals, Inc.*	6,639	119,635
Cullinan Oncology, Inc.*	3,602	38,758
Cytokinetics, Inc.*	1,021	33,305
Day One Biopharmaceuticals, Inc.*	705	8,418
Deciphera Pharmaceuticals, Inc.*	5,140	72,371
Design Therapeutics, Inc.*	5,730	36,099
Disc Medicine, Inc. (x)*	103	4,573
Dynavax Technologies Corp.*	3,342	43,179
Dyne Therapeutics, Inc.*	4,608	51,840
Eagle Pharmaceuticals, Inc.*	1,541	29,957
Editas Medicine, Inc., Class A*	10,776	88,686
Emergent BioSolutions, Inc.*	7,562	55,581
Enanta Pharmaceuticals, Inc.*	2,700	57,780
Entrada Therapeutics, Inc. (x)*	3,237	49,008
EQRx, Inc. (x)*	48,718	90,615
Erasca, Inc.*	12,152	33,540
Fate Therapeutics, Inc.*	13,195	62,808
Fennec Pharmaceuticals, Inc. (x)*	1,736	15,329
FibroGen, Inc.*	13,790	37,233
Genelux Corp. (x)*	294	9,620
Generation Bio Co.*	7,039	38,715
Geron Corp.*	18,233	58,528
Graphite Bio, Inc.*	3,902	10,145
Gritstone bio, Inc.*	13,348	26,029
HilleVax, Inc.*	2,488	42,769
Humacyte, Inc.*	1,885	5,391
Icosavax, Inc.*	4,295	42,649
Ideaya Biosciences, Inc.*	2,958	69,513
IGM Biosciences, Inc. (x)*	1,793	16,549
Immuneering Corp., Class A (x)*	757	7,676
ImmunityBio, Inc.*	2,783	7,737
ImmunoGen, Inc.*	15,497	292,428
Inhibrx, Inc.*	1,793	46,546
Inozyme Pharma, Inc.*	4,919	27,399
Intellia Therapeutics, Inc.*	11,531	470,234
Iovance Biotherapeutics, Inc.*	31,836	224,125
Ironwood Pharmaceuticals, Inc., Class A*	11,837	125,946
iTeos Therapeutics, Inc. (x)*	3,922	51,927
Janux Therapeutics, Inc.*	2,245	26,648
KalVista Pharmaceuticals, Inc.*	3,886	34,974
Kezar Life Sciences, Inc. (x)*	9,932	24,333
Kiniksa Pharmaceuticals Ltd., Class A*	4,910	69,133
Kodiak Sciences, Inc.*	5,441	37,543
Kura Oncology, Inc.*	9,903	104,774
Larimar Therapeutics, Inc.*	3,602	11,274
Lexicon Pharmaceuticals, Inc. (x)*	7,974	18,260
Lyell Immunopharma, Inc.*	26,833	85,329
MacroGenics, Inc.*	6,501	34,780
MannKind Corp.*	6,896	28,067
MeiraGTx Holdings plc*	1,407	9,455
Mersana Therapeutics, Inc.*	6,327	20,816
MiMedx Group, Inc.*	17,124	113,190
Mineralys Therapeutics, Inc.*	1,523	25,967
Monte Rosa Therapeutics, Inc.*	4,606	31,551
Morphic Holding, Inc.*	592	33,939
Myriad Genetics, Inc.*	12,360	286,505
Nkarta, Inc.*	5,100	11,169
Novavax, Inc. (x)*	2,635	19,578
Nurix Therapeutics, Inc.*	7,238	72,308
Ocean Biomedical, Inc. (x)*	1,024	6,154
Olema Pharmaceuticals, Inc. (x)*	4,162	37,583
Organogenesis Holdings, Inc., Class A*	9,709	32,234
ORIC Pharmaceuticals, Inc. (x)*	5,976	46,374
Ovid therapeutics, Inc.*	8,731	28,638
PepGen, Inc.*	1,037	9,271
PMV Pharmaceuticals, Inc.*	6,376	39,914
Point Biopharma Global, Inc. (x)*	13,708	124,194
Poseida Therapeutics, Inc., Class A (x)*	10,291	18,112
Precigen, Inc. (x)*	20,395	23,454
Prelude Therapeutics, Inc.*	1,178	5,301
ProKidney Corp., Class A*	6,921	77,446
Protagonist Therapeutics, Inc.*	3,104	85,732
Protalix BioTherapeutics, Inc. (x)*	7,912	15,824
PTC Therapeutics, Inc.*	2,045	83,170
Rallybio Corp. (x)*	4,709	26,653
RAPT Therapeutics, Inc.*	1,126	21,056
Recursion Pharmaceuticals, Inc., Class A*	20,997	156,848
REGENXBIO, Inc.*	6,225	124,438
Relay Therapeutics, Inc.*	13,917	174,798
Replimune Group, Inc.*	6,244	144,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rigel Pharmaceuticals, Inc.*	4,423	$5,706
Rocket Pharmaceuticals, Inc.*	1,059	21,042
Sage Therapeutics, Inc.*	537	25,250
Sana Biotechnology, Inc.*	13,221	78,797
Sangamo Therapeutics, Inc.*	21,914	28,488
Savara, Inc. (x)*	10,756	34,365
Scholar Rock Holding Corp.*	4,289	32,339
Selecta Biosciences, Inc.*	12,836	14,376
Seres Therapeutics, Inc. (x)*	4,962	23,768
Stoke Therapeutics, Inc. (x)*	4,233	44,997
Sutro Biopharma, Inc.*	8,659	40,264
Syndax Pharmaceuticals, Inc.*	1,688	35,330
Tango Therapeutics, Inc.*	7,411	24,605
Tenaya Therapeutics, Inc.*	7,346	43,121
Travere Therapeutics, Inc.*	834	12,810
Twist Bioscience Corp.*	8,872	181,521
Tyra Biosciences, Inc. (x)*	1,403	23,893
UroGen Pharma Ltd.*	466	4,823
Vanda Pharmaceuticals, Inc.*	8,968	59,099
Vera Therapeutics, Inc., Class A*	2,740	43,977
Veracyte, Inc.*	11,136	283,634
Verve Therapeutics, Inc.*	7,773	145,744
Vigil Neuroscience, Inc. (x)*	2,372	22,297
Vir Biotechnology, Inc.*	12,178	298,726
Viridian Therapeutics, Inc.*	1,386	32,973
Vor BioPharma, Inc.*	5,575	17,227
X4 Pharmaceuticals, Inc.*	9,510	18,449
Xencor, Inc.*	3,963	98,956
XOMA Corp. (x)*	979	18,493
Y-mAbs Therapeutics, Inc.*	2,911	19,766
Zura Bio Ltd., Class A*	1,130	9,266
Zymeworks, Inc. (x)*	8,072	69,742

		9,206,759

Health Care Equipment & Supplies (0.9%)
Alphatec Holdings, Inc.*	6,938	124,745
AngioDynamics, Inc.*	5,961	62,173
Artivion, Inc.*	4,976	85,538
AtriCure, Inc.*	1,970	97,239
Avanos Medical, Inc.*	7,118	181,936
Beyond Air, Inc.*	880	3,749
Butterfly Network, Inc.*	21,008	48,318
Cutera, Inc. (x)*	2,269	34,330
CVRx, Inc.*	364	5,620
Embecta Corp.	7,832	169,171
Figs, Inc., Class A*	2,334	19,302
Inari Medical, Inc.*	543	31,570
Inogen, Inc.*	3,908	45,137
Integer Holdings Corp.*	5,097	451,645
LivaNova plc*	7,801	401,205
Nano-X Imaging Ltd.*	6,231	96,518
Neogen Corp.*	33,401	726,472
Nevro Corp.*	3,583	91,080
NuVasive, Inc.*	1,150	47,829
Omnicell, Inc.*	3,477	256,151
OraSure Technologies, Inc.*	11,358	56,904
Orthofix Medical, Inc.*	5,403	97,578
OrthoPediatrics Corp.*	194	8,507
Pulse Biosciences, Inc. (x)*	1,559	11,209
Utah Medical Products, Inc.	20	1,864
Varex Imaging Corp.*	5,800	136,706
Vicarious Surgical, Inc., Class A*	5,285	9,672
ViewRay, Inc.*	14,722	5,185
Zimvie, Inc.*	4,077	45,785

		3,353,138

Health Care Providers & Services (0.7%)
23andMe Holding Co., Class A (x)*	39,188	68,579
Accolade, Inc.*	619	8,338
AdaptHealth Corp., Class A*	5,470	66,570
Addus HomeCare Corp.*	1,243	115,226
Agiliti, Inc.*	598	9,867
Aveanna Healthcare Holdings, Inc.*	5,641	9,533
Brookdale Senior Living, Inc.*	26,038	109,880
Cano Health, Inc. (x)*	33,401	46,427
CareMax, Inc.*	11,636	36,188
Castle Biosciences, Inc.*	2,266	31,090
Community Health Systems, Inc.*	19,331	85,056
Cross Country Healthcare, Inc.*	4,500	126,360
Enhabit, Inc.*	7,548	86,802
Fulgent Genetics, Inc.*	3,121	115,571
Invitae Corp.*	6,611	7,470
LifeStance Health Group, Inc.*	7,341	67,023
National HealthCare Corp.	1,765	109,112
NeoGenomics, Inc.*	17,721	284,777
OPKO Health, Inc. (x)*	61,777	134,056
Owens & Minor, Inc.*	11,392	216,904
Patterson Cos., Inc.	10,529	350,195
Pediatrix Medical Group, Inc.*	13,222	187,885
PetIQ, Inc., Class A*	975	14,791
Surgery Partners, Inc.*	1,081	48,634

		2,336,334

Health Care Technology (0.2%)
American Well Corp., Class A*	38,729	81,331
Computer Programs and Systems, Inc.*	2,135	52,713
Definitive Healthcare Corp., Class A*	4,869	53,559
Health Catalyst, Inc.*	3,957	49,462
HealthStream, Inc.	2,267	55,678
Multiplan Corp.*	58,594	123,633
NextGen Healthcare, Inc.*	3,990	64,718
Sharecare, Inc.*	44,773	78,353
Veradigm, Inc.*	16,266	204,952

		764,399

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	5,044	33,845
BioLife Solutions, Inc.*	516	11,404
Codexis, Inc.*	9,245	25,886
CryoPort, Inc.*	1,038	17,905
MaxCyte, Inc. (x)*	12,537	57,545
NanoString Technologies, Inc.*	758	3,070
Nautilus Biotechnology, Inc., Class A*	7,777	30,097
OmniAb, Inc. (Earn Out Shares) (r)(x)*	806	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	14,116	71,003
Pacific Biosciences of California, Inc.*	17,369	231,008
Quanterix Corp.*	4,536	102,287
Quantum-Si, Inc.*	14,888	26,650
Seer, Inc., Class A*	9,216	39,352
SomaLogic, Inc.*	22,617	52,245

		702,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.6%)
Amneal Pharmaceuticals, Inc.*	18,980	$58,838
ANI Pharmaceuticals, Inc.*	445	23,954
Arvinas, Inc.*	462	11,467
Assertio Holdings, Inc.*	8,335	45,176
Atea Pharmaceuticals, Inc.*	12,332	46,122
Biote Corp., Class A (x)*	898	6,071
Cara Therapeutics, Inc.*	7,148	20,229
Citius Pharmaceuticals, Inc. (x)*	15,510	18,612
DICE Therapeutics, Inc.*	1,060	49,248
Edgewise Therapeutics, Inc. (x)*	6,771	52,475
Enliven Therapeutics, Inc. (x)*	3,549	72,435
EyePoint Pharmaceuticals, Inc. (x)*	1,982	17,243
Ikena Oncology, Inc.*	3,049	20,001
Innoviva, Inc.*	8,584	109,274
Ligand Pharmaceuticals, Inc.*	2,175	156,818
Liquidia Corp.*	1,956	15,355
Longboard Pharmaceuticals, Inc.*	1,355	9,946
NGM Biopharmaceuticals, Inc.*	7,004	18,140
Nuvation Bio, Inc.*	22,101	39,782
Omeros Corp.*	5,476	29,789
Phathom Pharmaceuticals, Inc.*	2,743	39,280
Phibro Animal Health Corp., Class A	2,097	28,729
Prestige Consumer Healthcare, Inc.*	7,418	440,852
Rain Oncology, Inc.*	5,672	6,806
Reata Pharmaceuticals, Inc., Class A (x)*	4,357	444,240
Scilex Holding Co. (r)*	8,559	40,524
Taro Pharmaceutical Industries Ltd. (x)*	1,251	47,450
Tarsus Pharmaceuticals, Inc.*	3,458	62,486
Terns Pharmaceuticals, Inc. (x)*	2,175	19,031
Theravance Biopharma, Inc.*	8,764	90,707
Theseus Pharmaceuticals, Inc.*	3,200	29,856
Third Harmonic Bio, Inc.*	2,866	13,786
Trevi Therapeutics, Inc. (x)*	6,090	14,555
WaVe Life Sciences Ltd.*	8,641	31,453
Zevra Therapeutics, Inc. (x)*	5,213	26,586

		2,157,316

Total Health Care		18,520,243

Industrials (17.7%)
Aerospace & Defense (0.5%)
AAR Corp.*	5,432	313,752
AerSale Corp.*	3,645	53,582
Archer Aviation, Inc., Class A*	23,195	95,563
Astronics Corp.*	4,040	80,234
Ducommun, Inc.*	1,740	75,812
Kaman Corp.	4,310	104,862
Kratos Defense & Security Solutions, Inc.*	19,062	273,349
Moog, Inc., Class A	3,457	374,843
National Presto Industries, Inc.	714	52,265
Park Aerospace Corp.	2,867	39,565
Parsons Corp.*	3,420	164,639
Terran Orbital Corp. (x)*	15,207	22,811
Triumph Group, Inc.*	10,087	124,776
V2X, Inc.*	1,705	84,500
Virgin Galactic Holdings, Inc.*	17,021	66,041

		1,926,594

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,659	163,395
Hub Group, Inc., Class A*	5,039	404,732
Radiant Logistics, Inc.*	4,987	33,513

		601,640

Building Products (0.8%)
American Woodmark Corp.*	2,385	182,142
Apogee Enterprises, Inc.	2,055	97,551
AZZ, Inc.	3,874	168,364
Gibraltar Industries, Inc.*	2,077	130,685
Griffon Corp.	2,770	111,631
Insteel Industries, Inc.	2,836	88,256
JELD-WEN Holding, Inc.*	13,038	228,686
Masterbrand, Inc.*	19,706	229,181
Quanex Building Products Corp.	5,066	136,022
Resideo Technologies, Inc.*	22,371	395,072
UFP Industries, Inc.	7,752	752,332
Zurn Elkay Water Solutions Corp.	18,283	491,630

		3,011,552

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.	10,204	435,201
ACCO Brands Corp.	14,114	73,534
Aris Water Solutions, Inc., Class A (x)	4,361	45,006
Aurora Innovation, Inc.*	46,947	138,024
BrightView Holdings, Inc.*	7,112	51,064
CECO Environmental Corp.*	4,424	59,105
Cimpress plc*	1,212	72,090
Civeo Corp.*	251,400	4,897,272
CompX International, Inc.	19	414
CoreCivic, Inc.*	17,511	164,778
Deluxe Corp.	7,316	127,884
Ennis, Inc.	3,790	77,240
Enviri Corp.*	12,233	120,740
GEO Group, Inc. (The)*	18,082	129,467
Healthcare Services Group, Inc.	1,040	15,527
Heritage-Crystal Clean, Inc.*	2,139	80,833
HNI Corp.	6,599	185,960
Interface, Inc., Class A	8,698	76,455
Li-Cycle Holdings Corp.*	22,535	125,069
Liquidity Services, Inc.*	1,388	22,902
Matthews International Corp., Class A	3,349	142,734
MillerKnoll, Inc.	11,863	175,335
NL Industries, Inc.	958	5,298
OPENLANE, Inc.*	105,645	1,607,917
Performant Financial Corp.*	2,507	6,769
Quad/Graphics, Inc.*	5,092	19,146
RB Global, Inc.	30,696	1,841,760
Steelcase, Inc., Class A	14,166	109,220
UniFirst Corp.	2,329	361,018
VSE Corp.	1,626	88,926

		11,256,688

Construction & Engineering (0.5%)
API Group Corp.*	10,624	289,610
Arcosa, Inc.	7,372	558,577
Argan, Inc.	1,818	71,647
Concrete Pumping Holdings, Inc.*	1,062	8,528
Fluor Corp.*	1,629	48,218
Granite Construction, Inc.	5,897	234,583
Great Lakes Dredge & Dock Corp.*	10,547	86,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INNOVATE Corp.*	6,271	$10,974
Limbach Holdings, Inc.*	1,106	27,351
Northwest Pipe Co.*	1,557	47,084
Primoris Services Corp.	7,577	230,871
Southland Holdings, Inc.*	639	5,246
Sterling Infrastructure, Inc.*	475	26,505
Tutor Perini Corp.*	6,699	47,898

		1,693,156

Electrical Equipment (0.3%)
Babcock & Wilcox Enterprises, Inc.*	8,099	47,784
Blink Charging Co. (x)*	5,152	30,860
Encore Wire Corp.	2,555	475,051
Energy Vault Holdings, Inc. (x)*	15,210	41,523
EnerSys	461	50,028
Eos Energy Enterprises, Inc. (x)*	1,761	7,643
ESS Tech, Inc.*	14,474	21,277
FuelCell Energy, Inc. (x)*	62,250	134,460
GrafTech International Ltd.	13,251	66,785
LSI Industries, Inc.	844	10,601
Powell Industries, Inc.	1,373	83,190
Preformed Line Products Co.	203	31,688
SES AI Corp. (x)*	17,621	42,995
Stem, Inc. (x)*	22,079	126,292
Thermon Group Holdings, Inc.*	4,366	116,136

		1,286,313

Ground Transportation (0.3%)
ArcBest Corp.	2,283	225,560
Covenant Logistics Group, Inc., Class A	1,290	56,541
FTAI Infrastructure, Inc.	14,362	52,996
Heartland Express, Inc.	6,762	110,964
Marten Transport Ltd.	1,660	35,690
PAM Transportation Services, Inc.*	820	21,951
RXO, Inc.*	2,583	58,557
TuSimple Holdings, Inc., Class A*	25,872	42,947
Universal Logistics Holdings, Inc.	1,022	29,444
US Xpress Enterprises, Inc., Class A*	4,743	29,122
Werner Enterprises, Inc.	8,154	360,244

		1,024,016

Machinery (2.8%)
3D Systems Corp.*	20,699	205,541
Albany International Corp., Class A	622	58,020
Astec Industries, Inc.	3,478	158,040
Barnes Group, Inc.	7,447	314,189
Blue Bird Corp.*	2,440	54,851
Chart Industries, Inc.*	2,494	398,516
CIRCOR International, Inc.*	340	19,193
Columbus McKinnon Corp.	4,297	174,673
Commercial Vehicle Group, Inc.*	4,307	47,808
Desktop Metal, Inc., Class A*	42,996	76,103
EnPro Industries, Inc.	3,215	429,299
ESCO Technologies, Inc.	1,619	167,777
Gencor Industries, Inc.*	1,552	24,180
Gorman-Rupp Co. (The)	2,719	78,389
Greenbrier Cos., Inc. (The)	4,875	210,112
Hillman Solutions Corp.*	26,010	234,350
Hyliion Holdings Corp.*	25,324	42,291
Kennametal, Inc.	12,699	360,525
Luxfer Holdings plc	4,062	57,802
Manitowoc Co., Inc. (The)*	5,399	101,663
Mayville Engineering Co., Inc.*	1,535	19,126
Microvast Holdings, Inc.*	15,686	25,098
Miller Industries, Inc.	1,517	53,808
Mueller Industries, Inc.	4,817	420,428
Nikola Corp. (x)*	91,199	125,855
Oshkosh Corp.	59,000	5,108,810
Park-Ohio Holdings Corp.	1,275	24,225
Proterra, Inc.*	33,626	40,351
Proto Labs, Inc.*	4,036	141,099
REV Group, Inc.	4,739	62,839
SPX Technologies, Inc.*	1,138	96,696
Standex International Corp.	319	45,129
Tennant Co.	1,332	108,039
Terex Corp.	4,416	264,209
Titan International, Inc.*	7,959	91,369
Trinity Industries, Inc.	10,204	262,345

		10,102,748

Marine Transportation (3.1%)
Clarkson plc	136,800	5,142,658
Costamare, Inc.	7,678	74,246
Eagle Bulk Shipping, Inc.	2,100	100,884
Eneti, Inc.	3,741	45,303
Genco Shipping & Trading Ltd.	6,660	93,440
Golden Ocean Group Ltd.	19,085	144,092
Himalaya Shipping Ltd. (x)*	4,012	22,307
Matson, Inc.	5,476	425,649
Pangaea Logistics Solutions Ltd.	4,575	30,973
Safe Bulkers, Inc.	11,245	36,659
Stolt-Nielsen Ltd.	200,200	5,092,777

		11,208,988

Passenger Airlines (0.5%)
Allegiant Travel Co.*	2,183	275,669
Blade Air Mobility, Inc.*	9,141	36,016
Hawaiian Holdings, Inc.*	8,040	86,591
JetBlue Airways Corp.*	50,905	451,018
Joby Aviation, Inc. (x)*	28,465	292,051
SkyWest, Inc.*	7,416	301,980
Spirit Airlines, Inc.	16,796	288,219
Sun Country Airlines Holdings, Inc.*	2,467	55,458

		1,787,002

Professional Services (4.3%)
Alight, Inc., Class A*	61,011	563,742
ASGN, Inc.*	5,531	418,310
Asure Software, Inc.*	1,641	19,955
Barrett Business Services, Inc.	187	16,306
BlackSky Technology, Inc., Class A*	18,097	40,175
CACI International, Inc., Class A*	32,200	10,975,048
Conduent, Inc.*	27,873	94,768
First Advantage Corp.*	7,901	121,754
FiscalNote Holdings, Inc.*	7,808	28,421
Heidrick & Struggles International, Inc.	3,186	84,333
HireRight Holdings Corp.*	2,364	26,737
Kelly Services, Inc., Class A	5,119	90,146
Korn Ferry	8,259	409,151
Mistras Group, Inc.*	3,241	25,020
NV5 Global, Inc.*	214	23,705
Planet Labs PBC (x)*	2,450	7,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Resources Connection, Inc.	5,318	$83,546
Science Applications International Corp.	24,000	2,699,520
Skillsoft Corp. (x)*	12,957	16,067
Sterling Check Corp.*	3,462	42,444
TrueBlue, Inc.*	4,849	85,876
Willdan Group, Inc.*	2,121	40,638

		15,913,551

Trading Companies & Distributors (1.2%)
Beacon Roofing Supply, Inc.*	6,700	555,966
BlueLinx Holdings, Inc.*	1,347	126,322
Boise Cascade Co.	6,080	549,328
Distribution Solutions Group, Inc.*	120	6,247
DXP Enterprises, Inc.*	2,183	79,483
GATX Corp.	5,035	648,206
Global Industrial Co.	525	14,579
GMS, Inc.*	4,330	299,636
Hudson Technologies, Inc.*	5,522	53,122
MRC Global, Inc.*	8,612	86,723
NOW, Inc.*	16,912	175,208
Rush Enterprises, Inc., Class A	6,247	379,443
Rush Enterprises, Inc., Class B	998	67,924
Textainer Group Holdings Ltd.	6,449	253,962
Titan Machinery, Inc.*	3,239	95,550
Triton International Ltd.	7,052	587,149
Veritiv Corp.	2,040	256,244
Willis Lease Finance Corp.*	369	14,439
Xometry, Inc., Class A (x)*	4,709	99,737

		4,349,268

Transportation Infrastructure (0.1%)
Braemar plc (x)	161,200	477,167

Total Industrials		64,638,683

Information Technology (3.1%)
Communications Equipment (0.2%)
ADTRAN Holdings, Inc.	12,037	126,750
Aviat Networks, Inc.*	1,668	55,661
Comtech Telecommunications Corp.	4,314	39,430
Digi International, Inc.*	581	22,886
DZS, Inc. (x)*	3,017	11,977
KVH Industries, Inc.*	2,619	23,938
NETGEAR, Inc.*	4,322	61,199
NetScout Systems, Inc.*	10,377	321,168
Ribbon Communications, Inc.*	13,516	37,710
Viavi Solutions, Inc.*	6,013	68,127

		768,846

Electronic Equipment, Instruments & Components (1.1%)
908 Devices, Inc. (x)*	3,483	23,893
Aeva Technologies, Inc. (x)*	14,193	17,741
Arlo Technologies, Inc.*	1,407	15,350
Bel Fuse, Inc., Class B	1,491	85,598
Belden, Inc.	2,484	237,595
Benchmark Electronics, Inc.	5,463	141,109
Daktronics, Inc.*	5,810	37,184
ePlus, Inc.*	3,918	220,583
Evolv Technologies Holdings, Inc.*	14,207	85,242
FARO Technologies, Inc.*	2,813	45,571
Iteris, Inc.*	1,933	7,655
Itron, Inc.*	6,289	453,437
Kimball Electronics, Inc.*	2,693	74,408
Knowles Corp.*	13,624	246,049
Methode Electronics, Inc.	5,316	178,192
Mirion Technologies, Inc., Class A*	30,283	255,891
nLight, Inc.*	6,675	102,929
PAR Technology Corp.*	3,703	121,940
PC Connection, Inc.	1,693	76,354
Plexus Corp.*	454	44,601
Richardson Electronics Ltd. (x)	1,820	30,030
Rogers Corp.*	707	114,485
Sanmina Corp.*	8,343	502,833
ScanSource, Inc.*	3,959	117,028
SmartRent, Inc., Class A*	27,905	106,876
Tingo Group, Inc. (x)*	17,503	21,179
TTM Technologies, Inc.*	15,356	213,448
Vishay Intertechnology, Inc.	19,564	575,182
Vishay Precision Group, Inc.*	1,847	68,616

		4,220,999

IT Services (0.1%)
Brightcove, Inc.*	6,275	25,163
Fastly, Inc., Class A*	3,127	49,313
Grid Dynamics Holdings, Inc.*	1,722	15,929
Hackett Group, Inc. (The)	524	11,711
Information Services Group, Inc.	2,330	12,489
Rackspace Technology, Inc.*	13,821	37,593
Squarespace, Inc., Class A*	4,737	149,405
Tucows, Inc., Class A*	902	25,021
Unisys Corp.*	10,478	41,702

		368,326

Semiconductors & Semiconductor Equipment (1.0%)
ACM Research, Inc., Class A*	6,264	81,933
Alpha & Omega Semiconductor Ltd.*	3,613	118,506
Ambarella, Inc.*	2,169	181,480
Amkor Technology, Inc.	15,735	468,116
Atomera, Inc.*	853	7,481
CEVA, Inc.*	364	9,300
Cohu, Inc.*	7,150	297,154
Diodes, Inc.*	1,492	137,995
Ichor Holdings Ltd.*	4,484	168,150
indie Semiconductor, Inc., Class A*	1,255	11,797
Kulicke & Soffa Industries, Inc.	2,507	149,041
Maxeon Solar Technologies Ltd. (x)*	1,255	35,341
Navitas Semiconductor Corp., Class A*	13,093	138,000
NVE Corp. (x)	83	8,088
Onto Innovation, Inc.*	1,082	126,021
Photronics, Inc.*	9,294	239,692
Semtech Corp.*	9,873	251,367
SMART Global Holdings, Inc.*	5,869	170,260
Synaptics, Inc.*	5,613	479,238
Ultra Clean Holdings, Inc.*	6,826	262,528
Veeco Instruments, Inc.*	7,541	193,653

		3,535,141

Software (0.5%)
ACI Worldwide, Inc.*	2,242	51,947
Adeia, Inc.	2,160	23,782
American Software, Inc., Class A	975	10,247
Bit Digital, Inc. (x)*	9,559	38,810
C3.ai, Inc., Class A*	2,191	79,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cerence, Inc.*	6,244	$182,512
Cipher Mining, Inc. (x)*	6,532	18,682
Cleanspark, Inc.*	10,231	43,891
CommVault Systems, Inc.*	434	31,517
Consensus Cloud Solutions, Inc.*	1,326	41,106
CS Disco, Inc.*	3,843	31,589
Digital Turbine, Inc.*	10,791	100,140
E2open Parent Holdings, Inc.*	30,773	172,329
Ebix, Inc.	3,089	77,843
EverCommerce, Inc.*	772	9,141
LiveRamp Holdings, Inc.*	9,829	280,716
Matterport, Inc.*	41,590	131,009
MeridianLink, Inc.*	1,300	27,040
Mitek Systems, Inc.*	136	1,474
N-able, Inc.*	959	13,819
Olo, Inc., Class A*	6,884	44,471
ON24, Inc.	5,336	43,328
OneSpan, Inc.*	468	6,945
PROS Holdings, Inc.*	1,929	59,413
Riot Platforms, Inc.*	7,495	88,591
SolarWinds Corp.*	8,026	82,347
Terawulf, Inc.*	7,059	12,353
Verint Systems, Inc.*	829	29,065
Xperi, Inc.*	6,619	87,040

		1,820,965

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	1,675	42,713
CompoSecure, Inc. (x)*	185	1,269
Eastman Kodak Co.*	8,922	41,220
Immersion Corp.	2,931	20,751
Intevac, Inc.*	2,988	11,205
IonQ, Inc. (x)*	20,834	281,884
Turtle Beach Corp.*	2,393	27,878
Xerox Holdings Corp.	17,964	267,484

		694,404

Total Information Technology		11,408,681

Materials (4.0%)
Chemicals (0.8%)
AdvanSix, Inc.	4,165	145,692
American Vanguard Corp.	3,299	58,953
Amyris, Inc.*	31,950	32,909
Aspen Aerogels, Inc.*	7,749	61,140
Avient Corp.	13,965	571,168
Chase Corp.	118	14,304
Core Molding Technologies, Inc.*	888	20,202
Danimer Scientific, Inc., Class A*	14,082	33,515
Ecovyst, Inc.*	10,928	125,235
FutureFuel Corp.	4,174	36,940
HB Fuller Co.	814	58,209
Innospec, Inc.	421	42,285
Intrepid Potash, Inc.*	1,655	37,552
Koppers Holdings, Inc.	3,104	105,846
Kronos Worldwide, Inc.	4,137	36,116
LSB Industries, Inc.*	8,421	82,947
Mativ Holdings, Inc.	8,587	129,835
Minerals Technologies, Inc.	5,030	290,181
Origin Materials, Inc. (x)*	17,230	73,400
Perimeter Solutions SA (x)*	24,682	151,794
PureCycle Technologies, Inc. (x)*	13,976	149,403
Rayonier Advanced Materials, Inc.*	9,978	42,706
Stepan Co.	2,866	273,875
Trinseo plc	5,651	71,598
Tronox Holdings plc	18,648	237,016
Valhi, Inc.	375	4,819

		2,887,640

Construction Materials (0.3%)
Knife River Corp.*	7,952	345,912
Summit Materials, Inc., Class A*	18,362	695,002

		1,040,914

Containers & Packaging (0.2%)
Greif, Inc., Class A	3,891	268,051
Greif, Inc., Class B	662	51,140
O-I Glass, Inc.*	3,574	76,233
Pactiv Evergreen, Inc.	6,600	49,962
Ranpak Holdings Corp., Class A*	7,447	33,660
TriMas Corp.	6,352	174,617

		653,663

Metals & Mining (2.7%)
5E Advanced Materials, Inc.*	1,244	4,080
Alpha Metallurgical Resources, Inc.	1,832	301,107
Arconic Corp.*	15,071	445,800
Caledonia Mining Corp. plc (x)	2,137	24,832
Carpenter Technology Corp.	7,356	412,892
Coeur Mining, Inc.*	48,629	138,106
Commercial Metals Co.	17,945	944,984
Constellium SE, Class A*	7,320	125,904
Contango ORE, Inc.*	183	4,663
Dakota Gold Corp.*	1,810	5,285
Haynes International, Inc.	1,890	96,050
Hecla Mining Co.	72,223	371,948
i-80 Gold Corp.*	25,493	57,359
Kaiser Aluminum Corp.	195	13,970
Mesabi Trust	57,200	1,167,452
Olympic Steel, Inc.	1,509	73,941
Piedmont Lithium, Inc.*	1,821	105,090
PolyMet Mining Corp.*	1,815	1,434
Ramaco Resources, Inc., Class A	3,432	28,966
Ramaco Resources, Inc., Class B (x)*	686	7,279
Ryerson Holding Corp.	3,307	143,458
Sandstorm Gold Ltd.	863,600	4,421,632
Schnitzer Steel Industries, Inc., Class A	3,985	119,510
SunCoke Energy, Inc.	12,354	97,226
TimkenSteel Corp.*	6,601	142,384
Tredegar Corp.	4,338	28,934
Warrior Met Coal, Inc.	7,868	306,459
Wheaton Precious Metals Corp.	2,400	103,728
Worthington Industries, Inc.	4,660	323,730

		10,018,203

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	2,554	79,991
Glatfelter Corp.*	6,919	20,896

		100,887

Total Materials		14,701,307

Real Estate (8.5%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	11,671	216,847
Alpine Income Property Trust, Inc. (REIT)	2,593	42,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
American Assets Trust, Inc. (REIT)	8,143	$156,346
Armada Hoffler Properties, Inc. (REIT)	11,085	129,473
Broadstone Net Lease, Inc. (REIT)	29,139	449,906
CTO Realty Growth, Inc. (REIT)	3,486	59,750
Empire State Realty Trust, Inc. (REIT), Class A	20,967	157,043
Essential Properties Realty Trust, Inc. (REIT)	20,965	493,516
Gladstone Commercial Corp. (REIT)	6,067	75,049
Global Net Lease, Inc. (REIT)	17,109	175,881
NexPoint Diversified Real Estate Trust (REIT)	5,322	66,631
One Liberty Properties, Inc. (REIT)	2,715	55,169
Star Holdings (REIT)*	2,207	32,377

		2,110,124

Health Care REITs (0.5%)
CareTrust REIT, Inc. (REIT)	14,231	282,628
Community Healthcare Trust, Inc. (REIT)	1,559	51,478
Diversified Healthcare Trust (REIT)	38,930	87,592
Global Medical REIT, Inc. (REIT)	10,532	96,157
LTC Properties, Inc. (REIT)	6,690	220,904
National Health Investors, Inc. (REIT)	5,949	311,846
Physicians Realty Trust (REIT)	37,402	523,254
Sabra Health Care REIT, Inc. (REIT)	36,219	426,298

		2,000,157

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	33,539	506,774
Braemar Hotels & Resorts, Inc. (REIT)	10,932	43,947
Chatham Lodging Trust (REIT)	7,602	71,155
DiamondRock Hospitality Co. (REIT)	33,086	265,019
Hersha Hospitality Trust (REIT), Class A	6,558	39,938
Pebblebrook Hotel Trust (REIT)	19,323	269,363
RLJ Lodging Trust (REIT)	25,043	257,192
Service Properties Trust (REIT)	25,567	222,177
Summit Hotel Properties, Inc. (REIT)	17,247	112,278
Sunstone Hotel Investors, Inc. (REIT)	32,196	325,823
Xenia Hotels & Resorts, Inc. (REIT)	17,420	214,440

		2,328,106

Industrial REITs (0.5%)
Innovative Industrial Properties, Inc. (REIT)	4,320	315,403
LXP Industrial Trust (REIT)	44,411	433,007
Plymouth Industrial REIT, Inc. (REIT)	6,705	154,349
Terreno Realty Corp. (REIT)	12,575	755,758

		1,658,517

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	26,350	122,527
City Office REIT, Inc. (REIT)	7,592	42,287
Corporate Office Properties Trust (REIT)	17,616	418,380
Douglas Emmett, Inc. (REIT) (x)	8,503	106,883
Easterly Government Properties, Inc. (REIT), Class A	14,969	217,051
Equity Commonwealth (REIT)	15,877	321,668
Hudson Pacific Properties, Inc. (REIT)	7,199	30,380
JBG SMITH Properties (REIT) (x)	17,173	258,282
Office Properties Income Trust (REIT)	7,776	59,875
Orion Office REIT, Inc. (REIT)	10,226	67,594
Paramount Group, Inc. (REIT)	31,597	139,975
Peakstone Realty Trust (REIT) (x)	4,452	124,300
Piedmont Office Realty Trust, Inc. (REIT), Class A	20,837	151,485
Postal Realty Trust, Inc. (REIT), Class A	2,772	40,776
SL Green Realty Corp. (REIT) (x)	2,064	62,023

		2,163,486

Real Estate Management & Development (3.0%)
American Realty Investors, Inc.*	237	5,162
Anywhere Real Estate, Inc.*	15,587	104,121
Compass, Inc., Class A*	7,075	24,762
Cushman & Wakefield plc*	6,493	53,113
DigitalBridge Group, Inc.	17,371	255,527
Douglas Elliman, Inc.	13,503	29,977
DREAM Unlimited Corp., Class A	268,000	4,122,832
Forestar Group, Inc.*	2,669	60,186
FRP Holdings, Inc.*	986	56,764
Howard Hughes Corp. (The)*	46,500	3,669,780
Kennedy-Wilson Holdings, Inc.	18,682	305,077
Marcus & Millichap, Inc.	2,585	81,453
Newmark Group, Inc., Class A	21,926	136,380
Opendoor Technologies, Inc. (x)*	79,946	321,383
RE/MAX Holdings, Inc., Class A	2,899	55,835
RMR Group, Inc. (The), Class A	890	20,621
Stratus Properties, Inc.	1,022	26,827
Tejon Ranch Co.*	92,696	1,595,298
Transcontinental Realty Investors, Inc.*	193	7,070

		10,932,168

Residential REITs (1.2%)
Apartment Investment and Management Co. (REIT), Class A	22,232	189,417
BRT Apartments Corp. (REIT)	1,862	36,867
Centerspace (REIT)	2,488	152,664
Clipper Realty, Inc. (REIT)	267	1,514
Elme Communities (REIT)	13,279	218,307
Equity LifeStyle Properties, Inc. (REIT)	39,000	2,608,710
Independence Realty Trust, Inc. (REIT)	34,983	637,390
NexPoint Residential Trust, Inc. (REIT)	2,768	125,889
UMH Properties, Inc. (REIT)	7,500	119,850
Veris Residential, Inc. (REIT)*	12,203	195,858

		4,286,466

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	13,701	197,157
CBL & Associates Properties, Inc. (REIT)	1,131	24,927
Getty Realty Corp. (REIT)	7,006	236,943
InvenTrust Properties Corp. (REIT)	11,013	254,841
Kite Realty Group Trust (REIT)	33,677	752,344
Macerich Co. (The) (REIT)	34,221	385,671
Necessity Retail REIT, Inc. (The) (REIT), Class A	21,126	142,812
NETSTREIT Corp. (REIT)	9,660	172,624
Phillips Edison & Co., Inc. (REIT) (x)	15,049	512,870
Retail Opportunity Investments Corp. (REIT)	20,668	279,225
RPT Realty (REIT)	13,449	140,542
Saul Centers, Inc. (REIT)	344	12,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SITE Centers Corp. (REIT)	30,637	$405,021
Tanger Factory Outlet Centers, Inc. (REIT)	8,324	183,711
Urban Edge Properties (REIT)	18,578	286,659
Urstadt Biddle Properties, Inc. (REIT), Class A	4,500	95,670
Whitestone REIT (REIT)	8,372	81,208

		4,164,894

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	7,982	97,460
Four Corners Property Trust, Inc. (REIT)	11,960	303,784
Gladstone Land Corp. (REIT)	5,554	90,364
Outfront Media, Inc. (REIT)	13,065	205,382
PotlatchDeltic Corp. (REIT)	12,264	648,152
Safehold, Inc. (REIT) (x)	4,975	118,057
Uniti Group, Inc. (REIT)	38,013	175,620

		1,638,819

Total Real Estate		31,282,737

Utilities (2.3%)
Electric Utilities (0.6%)
ALLETE, Inc.	8,825	511,585
Genie Energy Ltd., Class B	1,350	19,089
MGE Energy, Inc.	2,770	219,135
Otter Tail Corp.	2,966	234,195
PNM Resources, Inc.	11,617	523,927
Portland General Electric Co.	14,620	684,655

		2,192,586

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	13,562	618,156
Chesapeake Utilities Corp.	889	105,791
New Jersey Resources Corp.	7,132	336,630
Northwest Natural Holding Co.	5,584	240,391
ONE Gas, Inc.	8,480	651,349
RGC Resources, Inc.	990	19,830
Rubis SCA	16,200	393,431
Southwest Gas Holdings, Inc.	9,584	610,021
Spire, Inc.	7,868	499,146

		3,474,745

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	9,969	53,832
Ormat Technologies, Inc.	2,945	236,955
Sunnova Energy International, Inc. (x)*	7,984	146,187

		436,974

Multi-Utilities (0.5%)
Avista Corp.	11,450	449,641
Black Hills Corp.	10,362	624,414
NorthWestern Corp.	9,205	522,476
Unitil Corp.	1,687	85,548

		1,682,079

Water Utilities (0.2%)
Artesian Resources Corp., Class A	361	17,047
California Water Service Group	5,880	303,584
Consolidated Water Co. Ltd. (x)	1,642	39,786
SJW Group	4,764	334,004

		694,421

Total Utilities		8,480,805

Total Common Stocks (95.5%) (Cost $260,130,226)		349,181,818

SHORT-TERM INVESTMENTS:
Investment Companies (5.0%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	13,127,479	13,130,104

Total Investment Companies		18,130,104

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.8%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $6,618,312, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $6,750,678. (xx)	$6,615,539	6,615,539

Total Short-Term Investments (6.8%) (Cost $24,747,597)		24,745,643

Total Investments in Securities (102.3%) (Cost $284,877,823)		373,927,461
Other Assets Less Liabilities (-2.3%)		(8,428,091)

Net Assets (100%)		$365,499,370

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $13,059,870. This was collateralized by $1,826,411 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/15/23 – 5/15/53 and by cash of $11,615,539 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	137,000	6,149,604	—	(345,249)	29,755	(984,309)	4,849,801	14,140	—
Financial Services
PennyMac Financial Services, Inc.	3,694	253,667	5,937	(59,580)	18,376	41,325	259,725	1,794	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	13,855	142,373	30,274	—	—	14,118	186,765	4,655	—

Total		6,545,644	36,211	(404,829)	48,131	(928,866)	5,296,291	20,589	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	14	9/2023	USD	1,332,590	48,198

					48,198

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,755,310	$—	$—	$12,755,310
Consumer Discretionary	62,269,387	—	—	62,269,387
Consumer Staples	17,081,115	—	—	17,081,115
Energy	56,175,235	—	—	56,175,235
Financials	51,868,315	—	—	51,868,315
Health Care	18,479,719	—	40,524	18,520,243
Industrials	53,926,081	10,712,602	—	64,638,683
Information Technology	11,408,681	—	—	11,408,681
Materials	14,701,307	—	—	14,701,307
Real Estate	31,282,737	—	—	31,282,737
Utilities	8,087,374	393,431	—	8,480,805
Futures	48,198	—	—	48,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$18,130,104	$—	$—	$18,130,104
Repurchase Agreement	—	6,615,539	—	6,615,539

Total Assets	$356,213,563	$17,721,572	$40,524	$373,975,659

Total Liabilities	$—	$—	$—	$—

Total	$356,213,563	$17,721,572	$40,524	$373,975,659

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$48,198	*

Total		$48,198

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$93,237	$93,237

Total	$93,237	$93,237

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$57,860	$57,860

Total	$57,860	$57,860

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$1,264,519

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$46,348,925
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,311,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 42%)*	Net Proceeds of Sales and Redemptions (affiliated 44%)*	Net Realized Gain (Loss)
$ 19,581,090	$24,076,370	$3,615,766

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,063,144
Aggregate gross unrealized depreciation	(38,546,542)

Net unrealized appreciation	$88,516,602

Federal income tax cost of investments in securities and derivative instruments, if applicable	$285,459,057

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $4,636,458)	$5,296,291
Unaffiliated Issuers (Cost $273,625,826)	362,015,631
Repurchase Agreements (Cost $6,615,539)	6,615,539
Cash	4,024,771
Foreign cash (Cost $2,385)	2,384
Cash held as collateral at broker for futures	119,800
Receivable for securities sold	1,788,947
Dividends, interest and other receivables	404,382
Receivable for Portfolio shares sold	76,179
Securities lending income receivable	11,514
Due from broker for futures variation margin	5,616
Other assets	4,113

Total assets	380,365,167

LIABILITIES
Payable for return of collateral on securities loaned	11,615,539
Payable for securities purchased	2,357,178
Payable for Portfolio shares repurchased	554,475
Investment management fees payable	211,353
Distribution fees payable – Class IB	43,456
Administrative fees payable	37,753
Accrued expenses	46,043

Total liabilities	14,865,797

NET ASSETS	$365,499,370

Net assets were comprised of:
Paid in capital	$251,644,588
Total distributable earnings (loss)	113,854,782

Net assets	$365,499,370

Class IB
Net asset value, offering and redemption price per share, $215,000,336 / 19,891,552 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

Class K
Net asset value, offering and redemption price per share, $150,499,034 / 13,921,301 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

(x)	Includes value of securities on loan of $13,059,870.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($20,589 of dividend income received from affiliates) (net of $28,713 foreign withholding tax)	$4,233,648
Interest	82,393
Securities lending (net)	91,045

Total income	4,407,086

EXPENSES
Investment management fees	1,486,976
Distribution fees – Class IB	272,232
Administrative fees	237,700
Custodian fees	53,259
Professional fees	31,466
Printing and mailing expenses	15,283
Trustees’ fees	5,969
Miscellaneous	4,047

Gross expenses	2,106,932
Less: Waiver from investment manager	(162,163)

Net expenses	1,944,769

NET INVESTMENT INCOME (LOSS)	2,462,317

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($48,131 realized gain (loss) from affiliates)	2,389,873
Futures contracts	93,237
Foreign currency transactions	1,781

Net realized gain (loss)	2,484,891

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(928,866) of change in unrealized appreciation (depreciation) from affiliates)	(14,573,060)
Futures contracts	57,860
Foreign currency translations	(62)

Net change in unrealized appreciation (depreciation)	(14,515,262)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,030,371)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,568,054)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,462,317	$3,558,118
Net realized gain (loss)	2,484,891	53,342,988
Net change in unrealized appreciation (depreciation)	(14,515,262)	(57,234,594)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,568,054)	(333,488)

Distributions to shareholders:
Class IB	—	(19,953,892)
Class K	—	(14,900,433)

Total distributions to shareholders	—	(34,854,325)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,152,646 and 2,088,000 shares, respectively ]	12,518,428	24,323,148
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,741,794 shares, respectively ]	—	19,953,892
Capital shares repurchased [ (1,639,096) and (2,928,316) shares, respectively]	(17,610,685)	(34,009,473)

Total Class IB transactions	(5,092,257)	10,267,567

Class K
Capital shares sold [ 3,428 and 7,957 shares, respectively ]	36,680	91,512
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,302,134 shares, respectively ]	—	14,900,433
Capital shares repurchased [ (798,419) and (2,827,713) shares, respectively]	(8,639,571)	(33,510,107)

Total Class K transactions	(8,602,891)	(18,518,162)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,695,148)	(8,250,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,263,202)	(43,438,408)
NET ASSETS:
Beginning of period	388,762,572	432,200,980

End of period	$365,499,370	$388,762,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021	2020		2019	2018
Net asset value, beginning of period	$11.08		$12.11		$10.32	$10.62		$8.89	$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	(3)	0.09	(2)	0.03	0.07	(1)	0.04	0.07
Net realized and unrealized gain (loss)	(0.34)		(0.05)		3.87	(0.23	)†	2.23	(1.25)

Total from investment operations	(0.27)		0.04		3.90	(0.16)		2.27	(1.18)

Less distributions:
Dividends from net investment income	—		(0.05)		(0.15)	(0.13)		(0.06)	(0.04)
Distributions from net realized gains	—		(1.02)		(1.96)	(0.01)		(0.45)	(0.40)
Return of capital	—		—		—	—		(0.03)	(0.04)

Total dividends and distributions	—		(1.07)		(2.11)	(0.14)		(0.54)	(0.48)

Net asset value, end of period	$10.81		$11.08		$12.11	$10.32		$10.62	$8.89

Total return (b)	(2.44)%		0.07%		38.52%	(1.51)%		25.84%	(11.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$215,000		$225,840		$235,844	$162,278		$7,831	$3,220
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%	1.15%		1.15%	1.15%
Before waivers (a)(f)	1.24%		1.23%		1.21%	1.27%		1.25%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.22	%(cc)	0.80	%(bb)	0.23%	0.86	%(aa)	0.37%	0.66%
Before waivers (a)(f)	1.14	%(cc)	0.72	%(bb)	0.16%	0.74	%(aa)	0.27%	0.58%
Portfolio turnover rate^	13	%(z)	20%		22%	23%		14%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021	2020		2019	2018
Net asset value, beginning of period	$11.07		$12.10		$10.30	$10.60		$8.88	$10.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	(3)	0.12	(2)	0.06	0.11	(1)	0.06	0.10
Net realized and unrealized gain (loss)	(0.34)		(0.05)		3.88	(0.25	)†	2.22	(1.25)

Total from investment operations	(0.26)		0.07		3.94	(0.14)		2.28	(1.15)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.18)	(0.15)		(0.07)	(0.06)
Distributions from net realized gains	—		(1.02)		(1.96)	(0.01)		(0.45)	(0.40)
Return of capital	—		—		—	—		(0.04)	(0.05)

Total dividends and distributions	—		(1.10)		(2.14)	(0.16)		(0.56)	(0.51)

Net asset value, end of period	$10.81		$11.07		$12.10	$10.30		$10.60	$8.88

Total return (b)	(2.35)%		0.31%		39.02%	(1.31)%		26.06%	(11.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,499		$162,923		$196,357	$192,801		$287,972	$258,476
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%		0.90%	0.90%		0.90%	0.90%
Before waivers (a)(f)	0.99%		0.98%		0.96%	1.01%		1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.47	%(cc)	1.03	%(bb)	0.45%	1.29	%(aa)	0.61%	0.88%
Before waivers (a)(f)	1.38	%(cc)	0.96	%(bb)	0.38%	1.19	%(aa)	0.51%	0.80%
Portfolio turnover rate^	13	%(z)	20%		22%	23%		14%	18%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.07 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.11 for Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.06 and $0.07 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	18.4%
Financials	17.5
Industrials	17.4
Health Care	13.9
Consumer Staples	12.5
Consumer Discretionary	5.6
Communication Services	4.7
Utilities	3.7
Materials	2.3
Real Estate	2.0
Energy	1.5
Repurchase Agreement	0.5
Investment Company	0.1
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,099.50	$5.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,101.40	4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.7%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	83,700	$1,335,015
Nippon Telegraph & Telephone Corp.	582,500	690,201
Singapore Telecommunications Ltd.	263,000	487,286
Swisscom AG (Registered)	926	577,691
Telstra Group Ltd.	184,009	528,135

		3,618,328

Entertainment (0.3%)
Nintendo Co. Ltd.	19,500	887,012

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	59,820	7,160,454

Media (0.7%)
Comcast Corp., Class A	45,100	1,873,905
Quebecor, Inc., Class B	20,600	507,711

		2,381,616

Wireless Telecommunication Services (0.6%)
KDDI Corp.	23,200	717,016
Rogers Communications, Inc., Class B	12,500	570,296
T-Mobile US, Inc.*	5,230	726,447

		2,013,759

Total Communication Services		16,061,169

Consumer Discretionary (5.6%)
Automobile Components (0.2%)
Bridgestone Corp.(x)	14,600	599,919

Automobiles (0.7%)
Bayerische Motoren Werke AG	9,712	1,192,792
Mercedes-Benz Group AG	9,120	733,992
Tesla, Inc.*	1,755	459,406

		2,386,190

Broadline Retail (1.2%)
Amazon.com, Inc.*	28,560	3,723,081
Wesfarmers Ltd.	12,895	425,245

		4,148,326

Distributors (0.2%)
Genuine Parts Co.	3,100	524,613
Pool Corp.	1,000	374,640

		899,253

Hotels, Restaurants & Leisure (0.2%)
Aristocrat Leisure Ltd.	17,514	453,516
Restaurant Brands International, Inc.	6,100	472,943

		926,459

Household Durables (0.4%)
DR Horton, Inc.	3,600	438,084
Sekisui House Ltd.	41,900	847,893

		1,285,977

Specialty Retail (2.4%)
AutoZone, Inc.*	500	1,246,680
Best Buy Co., Inc.	4,400	360,580
Home Depot, Inc. (The)	9,600	2,982,144
Lowe’s Cos., Inc.	6,600	1,489,620
O’Reilly Automotive, Inc.*	1,097	1,047,964
TJX Cos., Inc. (The)	8,500	720,715
Tractor Supply Co.	1,600	353,760

		8,201,463

Textiles, Apparel & Luxury Goods (0.3%)
Kering SA	736	407,625
NIKE, Inc., Class B	5,000	551,850

		959,475

Total Consumer Discretionary		19,407,062

Consumer Staples (12.5%)
Beverages (3.7%)
Brown-Forman Corp., Class B	9,400	627,732
Carlsberg A/S, Class B	2,875	459,691
Coca-Cola Co. (The)	58,600	3,528,892
Diageo plc	33,069	1,418,527
Heineken NV	10,495	1,080,059
Keurig Dr Pepper, Inc.	18,968	593,129
Monster Beverage Corp.*	8,200	471,008
PepsiCo, Inc.	21,783	4,034,647
Pernod Ricard SA	2,577	569,361

		12,783,046

Consumer Staples Distribution & Retail (2.8%)
Coles Group Ltd.	35,880	440,984
Costco Wholesale Corp.	4,987	2,684,901
Dollar General Corp.	3,600	611,208
George Weston Ltd.	3,500	413,791
Koninklijke Ahold Delhaize NV	31,924	1,088,922
Loblaw Cos. Ltd.	4,700	430,282
Metro, Inc., Class A	7,900	446,181
Tesco plc	105,597	333,690
Walmart, Inc.	16,500	2,593,470
Woolworths Group Ltd.	19,619	520,559

		9,563,988

Food Products (3.0%)
Archer-Daniels-Midland Co.	17,200	1,299,632
Danone SA	9,011	552,165
General Mills, Inc.	20,400	1,564,680
Hershey Co. (The)	4,900	1,223,530
J M Smucker Co. (The)	2,200	324,874
Kellogg Co.	11,200	754,880
Mondelez International, Inc., Class A	28,700	2,093,378
Nestle SA (Registered)	21,803	2,623,440

		10,436,579

Household Products (2.2%)
Church & Dwight Co., Inc.	3,900	390,897
Colgate-Palmolive Co.	25,400	1,956,816
Henkel AG & Co. KGaA (Preference)(q)	5,806	464,112
Kimberly-Clark Corp.	10,800	1,491,048
Procter & Gamble Co. (The)	23,000	3,490,020

		7,792,893

Personal Care Products (0.8%)
Kao Corp.	10,100	365,818
L’Oreal SA	2,805	1,309,030
Unilever plc (Cboe Europe)	8,484	441,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc (London Stock Exchange)	10,307	$537,433

		2,653,952

Total Consumer Staples		43,230,458

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Chevron Corp.	9,400	1,479,090
Enbridge, Inc.	57,000	2,118,649
ENEOS Holdings, Inc.	82,900	284,041
Equinor ASA	34,266	995,417
OMV AG	6,826	289,230

Total Energy		5,166,427

Financials (17.5%)
Banks (5.1%)
Bank Hapoalim BM	84,967	696,848
Bank of Montreal	11,400	1,029,550
Bank of Nova Scotia (The) (x)	30,000	1,500,962
Canadian Imperial Bank of Commerce	13,600	580,650
Commonwealth Bank of Australia	4,842	324,679
DBS Group Holdings Ltd.	30,600	715,499
DNB Bank ASA	17,175	321,100
Hang Seng Bank Ltd.	22,000	313,326
Israel Discount Bank Ltd., Class A	84,721	421,207
Japan Post Bank Co. Ltd.	39,300	307,904
JPMorgan Chase & Co.	11,400	1,658,016
Mitsubishi UFJ Financial Group, Inc.	67,700	499,718
Mizuho Financial Group, Inc.	22,400	341,893
National Bank of Canada	7,200	536,433
Nordea Bank Abp	70,135	764,777
Oversea-Chinese Banking Corp. Ltd.	38,600	351,711
Royal Bank of Canada	30,200	2,884,245
Sumitomo Mitsui Financial Group, Inc.	23,300	997,267
Svenska Handelsbanken AB, Class A	45,729	383,562
Toronto-Dominion Bank (The)	39,700	2,460,666
United Overseas Bank Ltd.	19,800	410,455

		17,500,468

Capital Markets (3.0%)
Ameriprise Financial, Inc.	1,000	332,160
ASX Ltd.	10,412	438,583
Bank of New York Mellon Corp. (The)	12,800	569,856
BlackRock, Inc.	1,100	760,254
Cboe Global Markets, Inc.	2,600	358,826
CME Group, Inc.	4,000	741,160
Deutsche Boerse AG	4,728	873,187
FactSet Research Systems, Inc.	900	360,585
Goldman Sachs Group, Inc. (The)	2,600	838,604
Hong Kong Exchanges & Clearing Ltd.	12,200	463,954
Intercontinental Exchange, Inc.	4,100	463,628
Moody’s Corp.	3,600	1,251,792
Nasdaq, Inc.	13,500	672,975
S&P Global, Inc.	4,900	1,964,361
TMX Group Ltd.	15,500	348,787

		10,438,712

Consumer Finance (0.4%)
American Express Co.	8,000	1,393,600

Financial Services (2.8%)
Berkshire Hathaway, Inc., Class B*	9,600	3,273,600
Fiserv, Inc.*	8,100	1,021,815
Jack Henry & Associates, Inc.	2,600	435,058
Mastercard, Inc., Class A	5,400	2,123,820
Visa, Inc., Class A	12,000	2,849,760

		9,704,053

Insurance (6.2%)
Aflac, Inc.	16,100	1,123,780
Allianz SE (Registered)	5,309	1,234,921
American International Group, Inc.	11,200	644,448
Aon plc, Class A	4,000	1,380,800
Arch Capital Group Ltd.*	7,000	523,950
Assicurazioni Generali SpA	45,444	925,528
Chubb Ltd.	4,700	905,032
Gjensidige Forsikring ASA	24,351	390,284
Hannover Rueck SE	2,335	495,136
Hartford Financial Services Group, Inc. (The)	11,900	857,038
Intact Financial Corp.	5,700	880,074
Loews Corp.	12,300	730,374
Manulife Financial Corp.	17,500	330,779
Marsh & McLennan Cos., Inc.	12,400	2,332,192
Medibank Pvt Ltd.	185,639	436,857
MS&AD Insurance Group Holdings, Inc.	13,800	491,717
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,606	1,727,186
Poste Italiane SpA (m)	33,001	358,034
Sampo OYJ, Class A	20,391	914,513
Sompo Holdings, Inc.	10,700	479,683
Sun Life Financial, Inc.	15,700	818,450
Tokio Marine Holdings, Inc.	27,100	625,717
Travelers Cos., Inc. (The)	8,900	1,545,574
Zurich Insurance Group AG	2,783	1,322,214

		21,474,281

Total Financials		60,511,114

Health Care (13.9%)
Biotechnology (0.8%)
AbbVie, Inc.	6,700	902,691
Amgen, Inc.	2,571	570,813
CSL Ltd.	1,720	318,284
Gilead Sciences, Inc.	4,100	315,987
Vertex Pharmaceuticals, Inc.*	1,891	665,462

		2,773,237

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	26,700	2,910,834
Becton Dickinson & Co.	3,200	844,832
Boston Scientific Corp.*	8,400	454,356
Edwards Lifesciences Corp.*	11,600	1,094,228
IDEXX Laboratories, Inc.*	1,600	803,568
Medtronic plc	24,700	2,176,070
ResMed, Inc.	3,300	721,050
Stryker Corp.	2,200	671,198

		9,676,136

Health Care Providers & Services (3.4%)
AmerisourceBergen Corp.	7,600	1,462,468
Cigna Group (The)	5,000	1,403,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	16,300	$1,126,819
Elevance Health, Inc.	3,800	1,688,302
HCA Healthcare, Inc.	3,900	1,183,572
McKesson Corp.	3,200	1,367,392
UnitedHealth Group, Inc.	6,800	3,268,352

		11,499,905

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	9,500	1,142,375
Mettler-Toledo International, Inc.*	600	786,984
Thermo Fisher Scientific, Inc.	3,300	1,721,775
Waters Corp.*	1,200	319,848
West Pharmaceutical Services, Inc.	2,500	956,175

		4,927,157

Pharmaceuticals (5.5%)
Astellas Pharma, Inc.	23,700	353,165
Bristol-Myers Squibb Co.	10,800	690,660
Eli Lilly and Co.	4,300	2,016,614
Johnson & Johnson	23,600	3,906,272
Merck & Co., Inc.	21,100	2,434,729
Merck KGaA	4,054	670,257
Novartis AG (Registered)	14,984	1,512,296
Novo Nordisk A/S, Class B	10,315	1,666,015
Pfizer, Inc.	37,100	1,360,828
Roche Holding AG	4,192	1,281,056
Sanofi	7,938	850,977
Takeda Pharmaceutical Co. Ltd.	13,800	433,749
Zoetis, Inc., Class A	10,600	1,825,426

		19,002,044

Total Health Care		47,878,479

Industrials (17.4%)
Aerospace & Defense (0.3%)
Airbus SE	7,500	1,084,165

Air Freight & Logistics (0.9%)
Deutsche Post AG (Registered)	15,083	736,539
Expeditors International of Washington, Inc.	11,800	1,429,334
United Parcel Service, Inc., Class B	5,500	985,875

		3,151,748

Building Products (1.2%)
Allegion plc	9,400	1,128,188
Assa Abloy AB, Class B	22,085	530,135
Carrier Global Corp.	10,300	512,013
Geberit AG (Registered)	974	509,940
Trane Technologies plc	8,100	1,549,206

		4,229,482

Commercial Services & Supplies (1.3%)
Brambles Ltd.	85,422	822,168
Cintas Corp.	1,700	845,036
Copart, Inc.*	10,200	930,342
Secom Co. Ltd.	17,500	1,184,967
Waste Management, Inc.	4,700	815,074

		4,597,587

Construction & Engineering (0.3%)
Vinci SA	4,716	548,128
WSP Global, Inc.	2,600	343,500

		891,628

Electrical Equipment (1.1%)
ABB Ltd. (Registered)	10,019	394,231
Eaton Corp. plc	8,300	1,669,130
Rockwell Automation, Inc.	2,100	691,845
Schneider Electric SE	5,258	958,360

		3,713,566

Ground Transportation (2.3%)
Canadian National Railway Co.	13,800	1,671,105
Canadian Pacific Kansas City Ltd.	10,700	864,238
CSX Corp.	50,276	1,714,412
Hankyu Hanshin Holdings, Inc.	11,400	377,595
Old Dominion Freight Line, Inc.	2,100	776,475
Union Pacific Corp.	12,300	2,516,826

		7,920,651

Industrial Conglomerates (1.7%)
3M Co.	17,100	1,711,539
General Electric Co.	3,700	406,445
Hitachi Ltd.	9,800	606,538
Honeywell International, Inc.	12,500	2,593,750
Siemens AG (Registered)	2,974	495,018

		5,813,290

Machinery (4.8%)
Atlas Copco AB, Class A	75,485	1,088,666
Caterpillar, Inc.	6,500	1,599,325
Cummins, Inc.	5,000	1,225,800
Deere & Co.	3,900	1,580,241
Dover Corp.	7,500	1,107,375
Epiroc AB, Class A	21,624	409,595
IDEX Corp.	1,500	322,890
Illinois Tool Works, Inc.	11,300	2,826,808
Knorr-Bremse AG	7,613	581,251
Kone OYJ, Class B	8,843	461,924
Otis Worldwide Corp.	4,000	356,040
PACCAR, Inc.	18,205	1,522,848
Pentair plc	19,100	1,233,860
Snap-on, Inc.	4,100	1,181,579
Volvo AB, Class B	27,847	577,601
Xylem, Inc.	3,100	349,122

		16,424,925

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	1,738	502,536

Professional Services (2.3%)
Automatic Data Processing, Inc.	9,639	2,118,556
Booz Allen Hamilton Holding Corp., Class A	5,000	558,000
Broadridge Financial Solutions, Inc.	3,500	579,705
Leidos Holdings, Inc.	3,500	309,680
Paychex, Inc.	8,500	950,895
Thomson Reuters Corp.	6,200	837,088
Verisk Analytics, Inc., Class A	5,600	1,265,768
Wolters Kluwer NV	10,351	1,314,316

		7,934,008

Trading Companies & Distributors (1.1%)
Fastenal Co.	30,200	1,781,498
Mitsui & Co. Ltd.	34,500	1,298,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	900	$709,731

		3,789,339

Total Industrials		60,052,925

Information Technology (18.4%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	38,244	1,978,745
Motorola Solutions, Inc.	3,900	1,143,792

		3,122,537

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	16,700	1,418,665
CDW Corp.	6,500	1,192,750
Omron Corp.	6,800	416,561

		3,027,976

IT Services (1.5%)
Accenture plc, Class A	6,900	2,129,202
Bechtle AG	11,050	437,832
CGI, Inc.*	4,700	495,633
Fujitsu Ltd.	2,800	360,996
Gartner, Inc.*	1,100	385,341
International Business Machines Corp.	4,800	642,288
VeriSign, Inc.*	3,000	677,910

		5,129,202

Semiconductors & Semiconductor Equipment (3.6%)
Applied Materials, Inc.	7,055	1,019,730
ASML Holding NV	1,926	1,394,175
Broadcom, Inc.	1,942	1,684,549
KLA Corp.	1,900	921,538
Microchip Technology, Inc.	4,068	364,452
NVIDIA Corp.	6,517	2,756,821
NXP Semiconductors NV	5,106	1,045,096
QUALCOMM, Inc.	8,100	964,224
Texas Instruments, Inc.	13,100	2,358,262

		12,508,847

Software (6.3%)
Adobe, Inc.*	4,180	2,043,978
Autodesk, Inc.*	3,075	629,176
Cadence Design Systems, Inc.*	5,900	1,383,668
Constellation Software, Inc.	200	414,382
Fair Isaac Corp.*	400	323,684
Microsoft Corp.	41,969	14,292,123
Nice Ltd.*	1,918	395,801
Roper Technologies, Inc.	2,300	1,105,840
Synopsys, Inc.*	3,000	1,306,230

		21,894,882

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	83,900	16,274,084
Canon, Inc. (x)	19,600	517,205
FUJIFILM Holdings Corp.	7,100	421,675
HP, Inc.	26,100	801,531

		18,014,495

Total Information Technology		63,697,939

Materials (2.3%)
Chemicals (1.5%)
Air Liquide SA	3,003	538,384
Corteva, Inc.	9,600	550,080
Ecolab, Inc.	4,000	746,760
Givaudan SA (Registered)	280	928,884
Mitsubishi Chemical Group Corp.	76,600	461,853
Nitto Denko Corp.	6,600	489,225
Sherwin-Williams Co. (The)	6,300	1,672,776

		5,387,962

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,700	292,060

Metals & Mining (0.7%)
BHP Group Ltd.	11,947	356,463
Franco-Nevada Corp.	5,200	741,130
Norsk Hydro ASA	42,301	251,428
Rio Tinto Ltd.	6,629	510,157
Rio Tinto plc	6,776	430,476

		2,289,654

Total Materials		7,969,676

Real Estate (2.0%)
Diversified REITs (0.2%)
Daiwa House REIT Investment Corp. (REIT)	209	401,132
Nomura Real Estate Master Fund, Inc. (REIT)	310	357,506

		758,638

Real Estate Management & Development (0.3%)
Daiwa House Industry Co. Ltd.	11,600	306,582
Mitsubishi Estate Co. Ltd.	28,700	342,334
Swiss Prime Site AG (Registered)	4,939	428,636

		1,077,552

Residential REITs (0.6%)
AvalonBay Communities, Inc. (REIT)	1,900	359,613
Equity Residential (REIT)	9,300	613,521
Essex Property Trust, Inc. (REIT)	1,700	398,310
Mid-America Apartment Communities, Inc. (REIT)	3,300	501,138

		1,872,582

Retail REITs (0.1%)
Realty Income Corp. (REIT)	6,800	406,572

Specialized REITs (0.8%)
American Tower Corp. (REIT)	6,500	1,260,610
Crown Castle, Inc. (REIT)	7,800	888,732
Equinix, Inc. (REIT)	400	313,576
Iron Mountain, Inc. (REIT)	6,000	340,920

		2,803,838

Total Real Estate		6,919,182

Utilities (3.7%)
Electric Utilities (1.4%)
Enel SpA	51,354	345,935
Eversource Energy	18,300	1,297,836
Hydro One Ltd.(m)	20,000	571,429
Iberdrola SA	101,443	1,325,036
Redeia Corp. SA	31,834	534,594
Terna – Rete Elettrica Nazionale	99,482	847,388

		4,922,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.6%)
Atmos Energy Corp.	11,900	$1,384,446
Hong Kong & China Gas Co. Ltd.	708,000	612,318

		1,996,764

Multi-Utilities (1.4%)
Consolidated Edison, Inc.	14,800	1,337,920
E.ON SE	55,801	711,258
National Grid plc	90,171	1,191,531
Sempra Energy	10,600	1,543,254

		4,783,963

Water Utilities (0.3%)
American Water Works Co., Inc.	8,000	1,142,000

Total Utilities		12,844,945

Total Common Stocks (99.5%) (Cost $274,518,492)		343,739,376

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	528,278	528,383

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $1,671,749, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $1,705,184. (xx)	$1,671,049	1,671,049

Total Short-Term Investments (0.6%) (Cost $2,199,459)		2,199,432

Total Investments in Securities (100.1%) (Cost $276,717,951)		345,938,808
Other Assets Less Liabilities (-0.1%)		(320,621)

Net Assets (100%)		$345,618,187

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $929,463 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,350,620. This was collateralized by $802,104 of various U.S. Government Treasury Securities, ranging from 0.125% – 2.250%, maturing 4/30/24 – 8/15/31 and by cash of $1,671,049 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Canada	6.4
China	0.3
Denmark	0.6
Finland	0.6
France	1.5
Germany	3.0
Hong Kong	0.4
Israel	0.4
Italy	0.7
Japan	4.8
Netherlands	1.4
Norway	0.6
Singapore	0.6
Spain	0.5
Sweden	0.9
Switzerland	1.8
United Kingdom	1.1
United States	72.8
Cash and Other	(0.1)

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,173,828	$3,887,341	$—	$16,061,169
Consumer Discretionary	14,746,080	4,660,982	—	19,407,062
Consumer Staples	31,024,996	12,205,462	—	43,230,458
Energy	3,597,739	1,568,688	—	5,166,427
Financials	42,483,654	18,027,460	—	60,511,114
Health Care	40,792,680	7,085,799	—	47,878,479
Industrials	45,571,142	14,481,783	—	60,052,925
Information Technology	59,753,694	3,944,245	—	63,697,939
Materials	4,002,806	3,966,870	—	7,969,676
Real Estate	5,082,992	1,836,190	—	6,919,182
Utilities	7,276,885	5,568,060	—	12,844,945
Short-Term Investments
Investment Company	528,383	—	—	528,383
Repurchase Agreement	—	1,671,049	—	1,671,049

Total Assets	$267,034,879	$78,903,929	$—	$345,938,808

Total Liabilities	$—	$—	$—	$—

Total	$267,034,879	$78,903,929	$—	$345,938,808

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(6,299)	$(6,299)

Total	$(6,299)	$(6,299)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$275,125

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,083,440
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,935,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,123,253
Aggregate gross unrealized depreciation	(7,570,384)

Net unrealized appreciation	$68,552,869

Federal income tax cost of investments in securities and derivative instruments, if applicable	$277,385,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $275,046,902)	$344,267,759
Repurchase Agreements (Cost $1,671,049)	1,671,049
Cash	441,904
Foreign cash (Cost $257,477)	256,094
Dividends, interest and other receivables	1,143,991
Receivable for Portfolio shares sold	99,605
Securities lending income receivable	1,098
Other assets	3,917

Total assets	347,885,417

LIABILITIES
Payable for return of collateral on securities loaned	1,671,049
Payable for Portfolio shares repurchased	242,410
Investment management fees payable	199,645
Distribution fees payable – Class IB	62,868
Administrative fees payable	26,099
Accrued expenses	65,159

Total liabilities	2,267,230

NET ASSETS	$345,618,187

Net assets were comprised of:
Paid in capital	$272,144,019
Total distributable earnings (loss)	73,474,168

Net assets	$345,618,187

Class IB
Net asset value, offering and redemption price per share, $311,523,717 / 18,788,209 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.58

Class K
Net asset value, offering and redemption price per share, $34,094,470 / 2,051,630 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.62

(x)	Includes value of securities on loan of $2,350,620.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $327,387 foreign withholding tax)	$4,246,224
Interest	8,570
Securities lending (net)	18,002

Total income	4,272,796

EXPENSES
Investment management fees	1,167,263
Distribution fees – Class IB	375,783
Administrative fees	156,600
Professional fees	31,932
Custodian fees	25,486
Printing and mailing expenses	14,147
Recoupment fees	9,515
Trustees’ fees	5,175
Miscellaneous	8,101

Total expenses	1,794,002

NET INVESTMENT INCOME (LOSS)	2,478,794

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,500,687
Forward foreign currency contracts	(6,299)
Foreign currency transactions	(10,167)

Net realized gain (loss)	3,484,221

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,062,308
Foreign currency translations	14,878

Net change in unrealized appreciation (depreciation)	26,077,186

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,561,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,040,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,478,794	$4,622,247
Net realized gain (loss)	3,484,221	(1,619,046)
Net change in unrealized appreciation (depreciation)	26,077,186	(61,753,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,040,201	(58,750,621)

Distributions to shareholders:
Class IB	—	(8,203,405)
Class K	—	(981,082)

Total distributions to shareholders	—	(9,184,487)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 616,207 and 1,985,710 shares, respectively ]	9,699,980	31,632,992
Capital shares issued in reinvestment of dividends [ 0 and 549,548 shares, respectively ]	—	8,203,405
Capital shares repurchased [ (1,521,175) and (2,945,610) shares, respectively]	(23,906,916)	(46,610,193)

Total Class IB transactions	(14,206,936)	(6,773,796)

Class K
Capital shares sold [ 92,674 and 908,947 shares, respectively ]	1,465,991	15,946,561
Capital shares issued in reinvestment of dividends [ 0 and 65,327 shares, respectively ]	—	981,082
Capital shares repurchased [ (210,695) and (336,919) shares, respectively]	(3,313,853)	(5,389,949)

Total Class K transactions	(1,847,862)	11,537,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,054,798)	4,763,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,985,403	(63,171,210)
NET ASSETS:
Beginning of period	329,632,784	392,803,994

End of period	$345,618,187	$329,632,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020	2019	2018
Net asset value, beginning of period	$15.08		$18.15	$15.83		$14.42	$11.65	$13.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.21	0.19	(aa)	0.13	0.16	0.17
Net realized and unrealized gain (loss)	1.39		(2.85)	3.44		1.45	2.97	(0.92)

Total from investment operations	1.50		(2.64)	3.63		1.58	3.13	(0.75)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.23)		(0.09)	(0.16)	(0.16)
Distributions from net realized gains	—		(0.24)	(1.08)		(0.08)	(0.20)	(0.48)

Total dividends and distributions	—		(0.43)	(1.31)		(0.17)	(0.36)	(0.64)

Net asset value, end of period	$16.58		$15.08	$18.15		$15.83	$14.42	$11.65

Total return (b)	9.95%		(14.52)%	23.08%		10.95%	26.90%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$311,524		$296,890	$364,960		$322,433	$21,947	$13,044
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10	%(g)	1.10%	1.15%	1.15%
Before waivers (a)(f)	1.10%		1.11%	1.11	%(g)	1.15%	1.48%	1.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.46%		1.32%	1.07	%(bb)	0.90%	1.21%	1.28%
Before waivers (a)(f)	1.46%		1.31%	1.07	%(bb)	0.84%	0.88%	0.82%
Portfolio turnover rate^	18	%(z)	31%	39%		53%	29%	47%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020	2019	2018
Net asset value, beginning of period	$15.09		$18.17	$15.84		$14.42	$11.65	$13.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.25	0.23	(aa)	0.17	0.20	0.20
Net realized and unrealized gain (loss)	1.40		(2.86)	3.45		1.45	2.96	(0.92)

Total from investment operations	1.53		(2.61)	3.68		1.62	3.16	(0.72)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.27)		(0.12)	(0.19)	(0.19)
Distributions from net realized gains	—		(0.24)	(1.08)		(0.08)	(0.20)	(0.48)

Total dividends and distributions	—		(0.47)	(1.35)		(0.20)	(0.39)	(0.67)

Net asset value, end of period	$16.62		$15.09	$18.17		$15.84	$14.42	$11.65

Total return (b)	10.14%		(14.35)%	23.39%		11.28%	27.20%	(5.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,094		$32,742	$27,844		$25,765	$10,387	$7,905
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85	%(g)	0.86%	0.90%	0.90%
Before waivers (a)(f)	0.85%		0.86%	0.86	%(g)	0.94%	1.24%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.71%		1.58%	1.32	%(bb)	1.22%	1.48%	1.54%
Before waivers (a)(f)	1.71%		1.56%	1.32	%(bb)	1.13%	1.15%	1.09%
Portfolio turnover rate^	18	%(z)	31%	39%		53%	29%	47%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29%lower.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	32.2%
Financials	11.9
Health Care	11.2
Consumer Discretionary	10.7
Industrials	9.3
Communication Services	8.6
Consumer Staples	7.6
Real Estate	3.1
Materials	2.7
Energy	1.6
Utilities	1.1
Repurchase Agreement	0.1
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,175.40	$4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.28	4.56
Class IB
Actual	1,000.00	1,175.50	4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.28	4.56

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.91% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (0.8%)
Liberty Global plc, Class A*	1,914	$32,270
Liberty Global plc, Class C*	2,868	50,964
Lumen Technologies, Inc.	10,645	24,058
Verizon Communications, Inc.	46,702	1,736,847

		1,844,139

Entertainment (1.1%)
Electronic Arts, Inc.	3,068	397,919
Walt Disney Co. (The)*	20,236	1,806,670
Warner Bros Discovery, Inc.*	25,794	323,457

		2,528,046

Interactive Media & Services (6.6%)
Alphabet, Inc., Class A*	66,084	7,910,255
Alphabet, Inc., Class C*	59,596	7,209,328
ZoomInfo Technologies, Inc., Class A*	2,822	71,651

		15,191,234

Media (0.1%)
Cable One, Inc.	49	32,197
John Wiley & Sons, Inc., Class A	514	17,492
New York Times Co. (The), Class A	1,650	64,977
Omnicom Group, Inc.	2,209	210,186
Scholastic Corp.	344	13,378

		338,230

Total Communication Services		19,901,649

Consumer Discretionary (10.7%)
Automobile Components (0.2%)
Aptiv plc*	2,994	305,658
Autoliv, Inc.	880	74,835
BorgWarner, Inc.	2,564	125,405

		505,898

Automobiles (3.7%)
Harley-Davidson, Inc.	1,508	53,096
Lucid Group, Inc. (x)*	10,084	69,479
Rivian Automotive, Inc., Class A*	7,200	119,952
Tesla, Inc.*	31,648	8,284,497

		8,527,024

Broadline Retail (0.0%)†
Kohl’s Corp.	1,117	25,747
Nordstrom, Inc. (x)	1,304	26,693

		52,440

Distributors (0.2%)
LKQ Corp.	2,846	165,836
Pool Corp.	426	159,597

		325,433

Hotels, Restaurants & Leisure (2.9%)
Aramark	2,604	112,102
Booking Holdings, Inc.*	418	1,128,738
Choice Hotels International, Inc.	399	46,891
Darden Restaurants, Inc.	1,347	225,057
Domino’s Pizza, Inc.	392	132,100
Hilton Worldwide Holdings, Inc.	2,974	432,866
Jack in the Box, Inc.	238	23,212
Marriott International, Inc., Class A	2,899	532,517
McDonald’s Corp.	8,094	2,415,331
Royal Caribbean Cruises Ltd.*	2,534	262,877
Starbucks Corp.	12,731	1,261,133
Vail Resorts, Inc.	444	111,781

		6,684,605

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,646
Garmin Ltd.	1,704	177,710
La-Z-Boy, Inc.	547	15,666
Meritage Homes Corp.	414	58,900
Mohawk Industries, Inc.*	555	57,254
Newell Brands, Inc.	4,545	39,541
Whirlpool Corp.	607	90,316

		446,033

Leisure Products (0.1%)
Hasbro, Inc.	1,524	98,710
Mattel, Inc.*	4,134	80,778
Topgolf Callaway Brands Corp.*	1,567	31,105

		210,593

Specialty Retail (2.6%)
AutoNation, Inc.*	368	60,576
Best Buy Co., Inc.	2,149	176,111
Buckle, Inc. (The)	355	12,283
CarMax, Inc.*	1,736	145,303
Foot Locker, Inc. (x)	1,017	27,571
GameStop Corp., Class A (x)*	2,972	72,071
Gap, Inc. (The)	2,078	18,556
Home Depot, Inc. (The)	11,236	3,490,351
Lowe’s Cos., Inc.	6,608	1,491,426
ODP Corp. (The)*	473	22,146
Signet Jewelers Ltd.	506	33,022
Tractor Supply Co.	1,211	267,752
Ulta Beauty, Inc.*	562	264,474

		6,081,642

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	1,399	50,210
Columbia Sportswear Co.	394	30,432
Deckers Outdoor Corp.*	295	155,660
Hanesbrands, Inc.	3,990	18,115
NIKE, Inc., Class B	13,638	1,505,226
PVH Corp.	732	62,198
Under Armour, Inc., Class A*	2,099	15,155
Under Armour, Inc., Class C*	1,996	13,393
VF Corp.	3,790	72,351
Wolverine World Wide, Inc.	958	14,073

		1,936,813

Total Consumer Discretionary		24,770,481

Consumer Staples (7.6%)
Beverages (2.6%)
Coca-Cola Co. (The)	45,591	2,745,490
Keurig Dr Pepper, Inc.	10,229	319,861
PepsiCo, Inc.	15,279	2,829,976

		5,895,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.6%)
Kroger Co. (The)	7,500	$352,500
Sysco Corp.	5,613	416,484
Target Corp.	5,093	671,767
United Natural Foods, Inc.*	720	14,076

		1,454,827

Food Products (1.7%)
Archer-Daniels-Midland Co.	6,014	454,418
Bunge Ltd.	1,674	157,942
Campbell Soup Co.	2,178	99,556
Conagra Brands, Inc.	5,349	180,368
Darling Ingredients, Inc.*	1,817	115,906
General Mills, Inc.	6,488	497,630
Hain Celestial Group, Inc. (The)*	1,148	14,362
Hormel Foods Corp.	3,399	136,708
Ingredion, Inc.	727	77,026
J M Smucker Co. (The)	1,203	177,647
Kellogg Co.	3,067	206,716
Kraft Heinz Co. (The)	8,734	310,057
Lamb Weston Holdings, Inc.	1,641	188,633
McCormick & Co., Inc. (Non-Voting)	2,788	243,197
Mondelez International, Inc., Class A	15,162	1,105,916

		3,966,082

Household Products (2.5%)
Church & Dwight Co., Inc.	2,703	270,922
Clorox Co. (The)	1,380	219,475
Colgate-Palmolive Co.	8,729	672,482
Kimberly-Clark Corp.	3,753	518,139
Procter & Gamble Co. (The)	26,176	3,971,947

		5,652,965

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	2,588	508,231

Total Consumer Staples		17,477,432

Energy (1.6%)
Energy Equipment & Services (0.4%)
Baker Hughes Co., Class A	11,121	351,535
Core Laboratories, Inc.	556	12,927
Halliburton Co.	10,091	332,902
NOV, Inc.	4,548	72,950
TechnipFMC plc*	4,614	76,685

		846,999

Oil, Gas & Consumable Fuels (1.2%)
Cheniere Energy, Inc.	2,679	408,172
HF Sinclair Corp.	1,720	76,729
Marathon Petroleum Corp.	4,881	569,125
ONEOK, Inc.	4,931	304,341
Phillips 66	5,083	484,817
Valero Energy Corp.	4,116	482,807
Williams Cos., Inc. (The)	13,605	443,931

		2,769,922

Total Energy		3,616,921

Financials (11.9%)
Banks (0.9%)
Bank of Hawaii Corp.	449	18,512
Cathay General Bancorp	851	27,394
Citizens Financial Group, Inc.	5,333	139,085
Comerica, Inc.	1,461	61,888
Huntington Bancshares, Inc.	15,924	171,661
International Bancshares Corp.	664	29,349
KeyCorp	10,038	92,751
M&T Bank Corp.	1,880	232,669
Old National Bancorp	3,257	45,402
PNC Financial Services Group, Inc. (The)‡	4,411	555,565
Regions Financial Corp.	10,329	184,063
Truist Financial Corp.	14,834	450,212
Zions Bancorp NA	1,645	44,185

		2,052,736

Capital Markets (3.9%)
Ameriprise Financial, Inc.	1,167	387,631
Bank of New York Mellon Corp. (The)	8,843	393,690
BlackRock, Inc.‡	1,665	1,150,748
Charles Schwab Corp. (The)	16,688	945,876
CME Group, Inc.	4,008	742,642
FactSet Research Systems, Inc.	434	173,882
Franklin Resources, Inc.	3,340	89,211
Intercontinental Exchange, Inc.	6,196	700,644
Invesco Ltd.	3,811	64,063
MarketAxess Holdings, Inc.	426	111,365
Moody’s Corp.	1,827	635,284
Morgan Stanley	13,947	1,191,074
Nasdaq, Inc.	3,817	190,278
Northern Trust Corp.	2,249	166,741
S&P Global, Inc.	3,634	1,456,834
State Street Corp.	3,765	275,523
T. Rowe Price Group, Inc.	2,464	276,017

		8,951,503

Consumer Finance (0.8%)
Ally Financial, Inc.	3,017	81,489
American Express Co.	6,995	1,218,529
Discover Financial Services	2,902	339,099
Synchrony Financial	4,794	162,612

		1,801,729

Financial Services (4.0%)
Equitable Holdings, Inc.‡	3,948	107,228
Fidelity National Information Services, Inc.	6,538	357,629
Mastercard, Inc., Class A	9,444	3,714,325
PayPal Holdings, Inc.*	11,828	789,282
Visa, Inc., Class A	18,029	4,281,527
Voya Financial, Inc.	1,058	75,869
Western Union Co. (The)	3,296	38,662

		9,364,522

Insurance (2.3%)
Allstate Corp. (The)	2,912	317,525
Arthur J Gallagher & Co.	2,371	520,600
Chubb Ltd.	4,598	885,391
Hartford Financial Services Group, Inc. (The)	3,496	251,782
Lincoln National Corp.	1,782	45,904
Loews Corp.	2,217	131,645
Marsh & McLennan Cos., Inc.	5,500	1,034,440
Principal Financial Group, Inc.	2,669	202,417
Progressive Corp. (The)	6,495	859,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Prudential Financial, Inc.	4,087	$360,555
Travelers Cos., Inc. (The)	2,585	448,911
Willis Towers Watson plc	1,169	275,300

		5,334,213

Total Financials		27,504,703

Health Care (11.2%)
Biotechnology (2.9%)
AbbVie, Inc.	19,567	2,636,262
Amgen, Inc.	5,938	1,318,355
Biogen, Inc.*	1,616	460,318
BioMarin Pharmaceutical, Inc.*	2,071	179,514
Gilead Sciences, Inc.	13,886	1,070,194
Vertex Pharmaceuticals, Inc.*	2,851	1,003,295

		6,667,938

Health Care Equipment & Supplies (1.9%)
Align Technology, Inc.*	816	288,570
Becton Dickinson & Co.	3,147	830,839
Cooper Cos., Inc. (The)	540	207,052
Dentsply Sirona, Inc.	2,438	97,569
Dexcom, Inc.*	4,304	553,107
Edwards Lifesciences Corp.*	6,702	632,200
Hologic, Inc.*	2,767	224,044
IDEXX Laboratories, Inc.*	923	463,558
Insulet Corp.*	764	220,292
ResMed, Inc.	1,641	358,559
STERIS plc	1,096	246,578
Zimmer Biomet Holdings, Inc.	2,348	341,869

		4,464,237

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	1,924	370,235
Cardinal Health, Inc.	2,883	272,645
Centene Corp.*	6,058	408,612
Cigna Group (The)	3,298	925,419
DaVita, Inc.*	597	59,981
Elevance Health, Inc.	2,624	1,165,817
HCA Healthcare, Inc.	2,302	698,611
Henry Schein, Inc.*	1,489	120,758
Humana, Inc.	1,386	619,722
Laboratory Corp. of America Holdings	973	234,814
Patterson Cos., Inc.	1,020	33,925
Pediatrix Medical Group, Inc.*	946	13,443
Quest Diagnostics, Inc.	1,251	175,841
Select Medical Holdings Corp.	1,242	39,570

		5,139,393

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,828	46,285

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	3,289	395,502
Bio-Techne Corp.	1,792	146,281
Danaher Corp.	7,702	1,848,480
Illumina, Inc.*	1,741	326,420
IQVIA Holdings, Inc.*	2,069	465,049
Mettler-Toledo International, Inc.*	243	318,728
Waters Corp.*	664	176,983
West Pharmaceutical Services, Inc.	817	312,478

		3,989,921

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	23,327	1,491,762
Jazz Pharmaceuticals plc*	699	86,655
Merck & Co., Inc.	28,157	3,249,036
Zoetis, Inc., Class A	5,134	884,126

		5,711,579

Total Health Care		26,019,353

Industrials (9.3%)
Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	1,274	120,202
Expeditors International of Washington, Inc.	1,728	209,312
United Parcel Service, Inc., Class B	8,043	1,441,708

		1,771,222

Building Products (1.0%)
A O Smith Corp.	1,389	101,091
Allegion plc	999	119,900
Builders FirstSource, Inc.*	1,544	209,984
Carrier Global Corp.	9,189	456,785
Fortune Brands Innovations, Inc.	1,428	102,745
Johnson Controls International plc	7,677	523,111
Lennox International, Inc.	348	113,472
Masco Corp.	2,567	147,295
Owens Corning	988	128,934
Trane Technologies plc	2,542	486,183

		2,389,500

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	5,590
Copart, Inc.*	4,781	436,075
Deluxe Corp.	487	8,513
HNI Corp.	507	14,287
Interface, Inc., Class A	734	6,452
Steelcase, Inc., Class A	1,231	9,491
Tetra Tech, Inc.	573	93,823

		574,231

Construction & Engineering (0.2%)
EMCOR Group, Inc.	543	100,336
Granite Construction, Inc.	417	16,588
MDU Resources Group, Inc.	2,118	44,351
Quanta Services, Inc.	1,620	318,249

		479,524

Electrical Equipment (0.6%)
Acuity Brands, Inc.	354	57,731
Eaton Corp. plc	4,401	885,041
Rockwell Automation, Inc.	1,274	419,719
Sensata Technologies Holding plc	1,702	76,573

		1,439,064

Ground Transportation (1.4%)
ArcBest Corp.	298	29,442
Avis Budget Group, Inc.*	229	52,366
CSX Corp.	22,711	774,445
JB Hunt Transport Services, Inc.	906	164,013
Knight-Swift Transportation Holdings, Inc., Class A	1,668	92,674
Norfolk Southern Corp.	2,516	570,528
Ryder System, Inc.	554	46,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
U-Haul Holding Co.	1,044	$52,900
Union Pacific Corp.	6,786	1,388,551

		3,171,893

Industrial Conglomerates (0.3%)
3M Co.	6,146	615,153

Machinery (3.2%)
AGCO Corp.	690	90,680
Caterpillar, Inc.	5,742	1,412,819
Cummins, Inc.	1,565	383,675
Deere & Co.	3,130	1,268,245
Dover Corp.	1,548	228,562
Flowserve Corp.	1,445	53,682
Fortive Corp.	3,952	295,491
Graco, Inc.	1,863	160,870
IDEX Corp.	825	177,590
Illinois Tool Works, Inc.	3,382	846,041
Ingersoll Rand, Inc.	4,502	294,251
Lincoln Electric Holdings, Inc.	611	121,363
Middleby Corp. (The)*	550	81,307
PACCAR, Inc.	5,806	485,672
Parker-Hannifin Corp.	1,424	555,417
Pentair plc	1,893	122,288
Snap-on, Inc.	586	168,879
Stanley Black & Decker, Inc.	1,657	155,277
Tennant Co.	204	16,546
Timken Co. (The)	750	68,648
Westinghouse Air Brake Technologies Corp.	1,958	214,734
Xylem, Inc.	2,681	301,934

		7,503,971

Passenger Airlines (0.1%)
Delta Air Lines, Inc.*	1,867	88,757
Southwest Airlines Co.	1,662	60,181

		148,938

Professional Services (0.8%)
ASGN, Inc.*	534	40,386
Automatic Data Processing, Inc.	4,602	1,011,474
Broadridge Financial Solutions, Inc.	1,317	218,135
Exponent, Inc.	588	54,872
Heidrick & Struggles International, Inc.	257	6,803
ICF International, Inc.	218	27,117
Kelly Services, Inc., Class A	381	6,709
ManpowerGroup, Inc.	559	44,385
Paycom Software, Inc.	574	184,392
Resources Connection, Inc.	361	5,671
Robert Half International, Inc.	1,155	86,879
TransUnion	2,191	171,621
TrueBlue, Inc.*	492	8,713

		1,867,157

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	1,093	45,742
Applied Industrial Technologies, Inc.	454	65,753
Fastenal Co.	6,336	373,760
Ferguson plc	2,290	360,240
United Rentals, Inc.	765	340,708
WW Grainger, Inc.	503	396,661

		1,582,864

Total Industrials		21,543,517

Information Technology (32.2%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	45,410	2,349,513
CommScope Holding Co., Inc.*	2,701	15,207
F5, Inc.*	663	96,970
Motorola Solutions, Inc.	1,864	546,674

		3,008,364

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	1,886	105,654
Corning, Inc.	8,874	310,945
Flex Ltd.*	4,903	135,519
Itron, Inc.*	461	33,238
Keysight Technologies, Inc.*	1,970	329,877
TE Connectivity Ltd.	3,501	490,700
Trimble, Inc.*	2,799	148,179
Zebra Technologies Corp., Class A*	568	168,031

		1,722,143

IT Services (1.9%)
Accenture plc, Class A	7,001	2,160,369
Akamai Technologies, Inc.*	1,719	154,486
Cognizant Technology Solutions Corp., Class A	5,682	370,921
International Business Machines Corp.	10,083	1,349,206
Okta, Inc., Class A*	1,674	116,092
Twilio, Inc., Class A*	1,988	126,477

		4,277,551

Semiconductors & Semiconductor Equipment (9.7%)
Advanced Micro Devices, Inc.*	17,835	2,031,585
Analog Devices, Inc.	5,623	1,095,417
Applied Materials, Inc.	9,398	1,358,387
First Solar, Inc.*	1,136	215,942
Intel Corp.	46,251	1,546,633
Lam Research Corp.	1,499	963,647
Microchip Technology, Inc.	6,074	544,170
NVIDIA Corp.	27,406	11,593,286
NXP Semiconductors NV	2,888	591,116
ON Semiconductor Corp.*	4,788	452,849
Skyworks Solutions, Inc.	1,791	198,246
Texas Instruments, Inc.	10,075	1,813,701

		22,404,979

Software (18.2%)
Adobe, Inc.*	5,086	2,487,003
ANSYS, Inc.*	972	321,022
Atlassian Corp., Class A*	1,680	281,921
Autodesk, Inc.*	2,370	484,926
Black Knight, Inc.*	1,798	107,395
Cadence Design Systems, Inc.*	3,041	713,175
Fair Isaac Corp.*	277	224,151
Fortinet, Inc.*	7,366	556,796
Gen Digital, Inc.	6,498	120,538
Guidewire Software, Inc.*	873	66,418
HubSpot, Inc.*	522	277,751
Intuit, Inc.	3,104	1,422,222
Microsoft Corp.	78,462	26,719,449
Oracle Corp.	17,957	2,138,499
PTC, Inc.*	1,251	178,017
RingCentral, Inc., Class A*	945	30,930
Roper Technologies, Inc.	1,184	569,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce, Inc.*	11,087	$2,342,240
ServiceNow, Inc.*	2,262	1,271,176
Splunk, Inc.*	1,759	186,612
Synopsys, Inc.*	1,682	732,360
Teradata Corp.*	1,074	57,362
VMware, Inc., Class A*	2,637	378,911
Workday, Inc., Class A*	2,246	507,349

		42,175,490

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	2,819	152,536
Hewlett Packard Enterprise Co.	14,265	239,652
HP, Inc.	9,921	304,674
Seagate Technology Holdings plc	2,043	126,400
Xerox Holdings Corp.	1,274	18,970

		842,232

Total Information Technology		74,430,759

Materials (2.7%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	2,467	738,940
Albemarle Corp.	1,290	287,786
Axalta Coating Systems Ltd.*	2,425	79,564
Ecolab, Inc.	2,852	532,440
HB Fuller Co.	603	43,121
International Flavors & Fragrances, Inc.	2,846	226,513
Linde plc	5,449	2,076,505
Minerals Technologies, Inc.	394	22,730
Mosaic Co. (The)	3,609	126,315
PPG Industries, Inc.	2,633	390,474
Sherwin-Williams Co. (The)	2,732	725,401

		5,249,789

Containers & Packaging (0.2%)
Avery Dennison Corp.	903	155,135
Ball Corp.	3,484	202,804
International Paper Co.	3,714	118,142
Sealed Air Corp.	1,597	63,880
Sonoco Products Co.	1,051	62,030

		601,991

Metals & Mining (0.2%)
Compass Minerals International, Inc.	398	13,532
Newmont Corp.	8,841	377,157
Schnitzer Steel Industries, Inc., Class A	317	9,507

		400,196

Total Materials		6,251,976

Real Estate (3.1%)
Health Care REITs (0.3%)
Healthpeak Properties, Inc. (REIT)	5,878	118,148
Ventas, Inc. (REIT)	4,400	207,988
Welltower, Inc. (REIT)	5,466	442,145

		768,281

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	7,797	131,223

Industrial REITs (0.5%)
Prologis, Inc. (REIT)	10,235	1,255,118

Office REITs (0.1%)
Boston Properties, Inc. (REIT)	1,658	95,484
Corporate Office Properties Trust (REIT)	1,237	29,379

		124,863

Real Estate Management & Development (0.2%)
Anywhere Real Estate, Inc.*	1,355	9,052
CBRE Group, Inc., Class A*	3,478	280,709
Jones Lang LaSalle, Inc.*	511	79,614

		369,375

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	1,536	290,719
Equity Residential (REIT)	3,972	262,033
UDR, Inc. (REIT)	3,499	150,317

		703,069

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	818	79,158
Macerich Co. (The) (REIT)	2,450	27,611
Simon Property Group, Inc. (REIT)	3,623	418,384

		525,153

Specialized REITs (1.4%)
American Tower Corp. (REIT)	5,161	1,000,924
Crown Castle, Inc. (REIT)	4,790	545,773
Digital Realty Trust, Inc. (REIT)	3,205	364,953
Equinix, Inc. (REIT)	1,037	812,946
Iron Mountain, Inc. (REIT)	3,297	187,336
PotlatchDeltic Corp. (REIT)	852	45,028
SBA Communications Corp. (REIT), Class A	1,215	281,588

		3,238,548

Total Real Estate		7,115,630

Utilities (1.1%)
Electric Utilities (0.3%)
Eversource Energy	3,892	276,020
Exelon Corp.	11,036	449,607

		725,627

Gas Utilities (0.1%)
Atmos Energy Corp.	1,571	182,770
New Jersey Resources Corp.	1,085	51,212
UGI Corp.	2,446	65,969

		299,951

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	43,609

Multi-Utilities (0.5%)
Avista Corp.	768	30,159
CMS Energy Corp.	3,263	191,701
Consolidated Edison, Inc.	3,876	350,391
Sempra Energy	3,496	508,983

		1,081,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.2%)
American Water Works Co., Inc.	2,157	$307,912
Essential Utilities, Inc.	2,748	109,672

		417,584

Total Utilities		2,568,005

Total Common Stocks (100.0%) (Cost $107,041,520)		231,200,426

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $158,387, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $161,555. (xx)	$158,321	158,321

Total Short-Term Investment (0.1%) (Cost $158,321)		158,321

Total Investments in Securities (100.1%) (Cost $107,199,841)		231,358,747
Other Assets Less Liabilities (-0.1%)		(250,269)

Net Assets (100%)		$231,108,478

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $173,694. This was collateralized by $22,633 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.125%, maturing 10/26/23 – 11/15/52 and by cash of $158,321 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials Banks
PNC Financial Services Group, Inc. (The)	4,411	741,529	—	(36,030)	4,051	(153,985)	555,565	13,932	—
Capital Markets
BlackRock, Inc.	1,665	1,223,095	—	(41,349)	6,790	(37,788)	1,150,748	16,960	—
Financial Services
Equitable Holdings, Inc.	3,948	120,798	—	(6,403)	(112)	(7,055)	107,228	1,710	—

Total		2,085,422	—	(83,782)	10,729	(198,828)	1,813,541	32,602	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$19,901,649	$—	$—	$19,901,649
Consumer Discretionary	24,770,481	—	—	24,770,481
Consumer Staples	17,477,432	—	—	17,477,432
Energy	3,616,921	—	—	3,616,921
Financials	27,504,703	—	—	27,504,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$26,019,353	$—	$—	$26,019,353
Industrials	21,543,517	—	—	21,543,517
Information Technology	74,430,759	—	—	74,430,759
Materials	6,251,976	—	—	6,251,976
Real Estate	7,115,630	—	—	7,115,630
Utilities	2,568,005	—	—	2,568,005
Short-Term Investment
Repurchase Agreement	—	158,321	—	158,321

Total Assets	$231,200,426	$158,321	$—	$231,358,747

Total Liabilities	$—	$—	$—	$—

Total	$231,200,426	$158,321	$—	$231,358,747

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,932,213
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,732,012

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 14%)*	Net Proceeds of Sales and Redemptions (affiliated 14%)*	Net Realized Gain (Loss)
$ 407,670	$1,396,382	$481,263

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,330,947
Aggregate gross unrealized depreciation	(9,088,694)

Net unrealized appreciation	$124,242,253

Federal income tax cost of investments in securities and derivative instruments, if applicable	$107,116,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $820,554)	$1,813,541
Unaffiliated Issuers (Cost $106,220,966)	229,386,885
Repurchase Agreements (Cost $158,321)	158,321
Cash	138,606
Dividends, interest and other receivables	158,751
Receivable for Portfolio shares sold	13,545
Securities lending income receivable	519
Other assets	2,487

Total assets	231,672,655

LIABILITIES
Payable for Portfolio shares repurchased	200,449
Payable for return of collateral on securities loaned	158,321
Investment management fees payable	93,374
Distribution fees payable – Class IB	45,844
Administrative fees payable	17,482
Distribution fees payable – Class IA	843
Accrued expenses	47,864

Total liabilities	564,177

NET ASSETS	$231,108,478

Net assets were comprised of:
Paid in capital	$103,105,688
Total distributable earnings (loss)	128,002,790

Net assets	$231,108,478

Class IA
Net asset value, offering and redemption price per share, $4,189,294 / 220,183 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.03

Class IB
Net asset value, offering and redemption price per share, $226,919,184 / 12,187,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.62

(x)	Includes value of securities on loan of $173,694.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($32,602 of dividend income received from affiliates) (net of $1,178 foreign withholding tax)	$1,761,582
Interest	9,876
Securities lending (net)	5,196

Total income	1,776,654

EXPENSES
Investment management fees	538,451
Distribution fees – Class IB	264,308
Administrative fees	101,131
Professional fees	28,952
Custodian fees	26,327
Printing and mailing expenses	10,925
Distribution fees – Class IA	4,917
Trustees’ fees	3,301
Miscellaneous	2,049

Total expenses	980,361

NET INVESTMENT INCOME (LOSS)	796,293

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($10,729 realized gain (loss) from affiliates)	2,298,464
Net change in unrealized appreciation (depreciation) on investments in securities ($(198,828) of change in unrealized appreciation (depreciation) from affiliates)	32,057,564

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,356,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,152,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$796,293	$1,510,170
Net realized gain (loss)	2,298,464	1,873,567
Net change in unrealized appreciation (depreciation)	32,057,564	(64,418,889)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,152,321	(61,035,152)

Distributions to shareholders:
Class IA	—	(48,671)
Class IB	—	(2,649,890)

Total distributions to shareholders	—	(2,698,561)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,826 and 6,478 shares, respectively ]	31,849	120,310
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,875 shares, respectively ]	—	48,671
Capital shares repurchased [ (13,064) and (21,743) shares, respectively]	(229,177)	(387,135)

Total Class IA transactions	(197,328)	(218,154)

Class IB
Capital shares sold [ 387,094 and 1,246,600 shares, respectively ]	6,641,372	22,103,818
Capital shares issued in reinvestment of dividends and distributions [ 0 and 159,942 shares, respectively ]	—	2,649,890
Capital shares repurchased [ (843,015) and (2,075,579) shares, respectively]	(14,553,942)	(36,129,797)

Total Class IB transactions	(7,912,570)	(11,376,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,109,898)	(11,594,243)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,042,423	(75,327,956)
NET ASSETS:
Beginning of period	204,066,055	279,394,011

End of period	$231,108,478	$204,066,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.19		$21.05	$16.41	$14.24	$11.20	$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	0.10	0.12	0.12	0.12
Net realized and unrealized gain (loss)	2.78		(4.77)	4.87	2.69	3.26	(0.61)

Total from investment operations	2.84		(4.65)	4.97	2.81	3.38	(0.49)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.09)	(0.11)	(0.12)	(0.12)
Distributions from net realized gains	—		(0.10)	(0.24)	(0.53)	(0.22)	(0.33)

Total dividends and distributions	—		(0.21)	(0.33)	(0.64)	(0.34)	(0.45)

Net asset value, end of period	$19.03		$16.19	$21.05	$16.41	$14.24	$11.20

Total return (b)	17.54%		(22.12)%	30.33%	19.96%	30.24%	(4.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,189		$3,747	$5,132	$4,444	$3,816	$3,158
Ratio of expenses to average net assets (a)(f)	0.91%		0.91%	0.90%	0.93%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets (a)(f)	0.74%		0.67%	0.51%	0.81%	0.91%	0.98%
Portfolio turnover rate^	1	%(z)	5%	10%	7%	12%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.84		$20.60	$16.07	$13.95	$10.98	$11.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11	0.10	0.12	0.12	0.12
Net realized and unrealized gain (loss)	2.72		(4.66)	4.76	2.64	3.19	(0.60)

Total from investment operations	2.78		(4.55)	4.86	2.76	3.31	(0.48)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.09)	(0.11)	(0.12)	(0.12)
Distributions from net realized gains	—		(0.10)	(0.24)	(0.53)	(0.22)	(0.33)

Total dividends and distributions	—		(0.21)	(0.33)	(0.64)	(0.34)	(0.45)

Net asset value, end of period	$18.62		$15.84	$20.60	$16.07	$13.95	$10.98

Total return (b)	17.55%		(22.12)%	30.29%	20.01%	30.21%	(4.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$226,919		$200,319	$274,262	$196,643	$175,337	$137,180
Ratio of expenses to average net assets (a)(f)	0.91%		0.91%	0.90%	0.93%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets (a)(f)	0.74%		0.67%	0.51%	0.81%	0.91%	0.98%
Portfolio turnover rate^	1	%(z)	5%	10%	7%	12%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	25.6%
Health Care	12.1
Financials	11.3
Consumer Discretionary	9.7
Industrials	7.8
Communication Services	7.6
Consumer Staples	6.0
Energy	3.7
Investment Company	2.4
Utilities	2.3
Materials	2.3
Real Estate	2.2
Repurchase Agreement	0.1
Cash and Other	6.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class K
Actual	$1,000.00	$1,165.30	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.86	2.97

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.59%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	488,074	$7,784,781
Verizon Communications, Inc.	285,968	10,635,150

		18,419,931

Entertainment (1.3%)
Activision Blizzard, Inc.*	48,790	4,112,997
Electronic Arts, Inc.	17,629	2,286,481
Live Nation Entertainment, Inc.*	9,889	900,987
Netflix, Inc.*	30,302	13,347,728
Take-Two Interactive Software, Inc.*	10,667	1,569,756
Walt Disney Co. (The)*	124,434	11,109,467
Warner Bros Discovery, Inc.*	150,940	1,892,788

		35,220,204

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	404,962	48,473,951
Alphabet, Inc., Class C*	348,344	42,139,174
Match Group, Inc.*	19,428	813,062
Meta Platforms, Inc., Class A*	150,789	43,273,427

		134,699,614

Media (0.7%)
Charter Communications, Inc., Class A*	7,082	2,601,714
Comcast Corp., Class A	283,520	11,780,256
Fox Corp., Class A	17,982	611,388
Fox Corp., Class B	9,731	310,322
Interpublic Group of Cos., Inc. (The)	26,760	1,032,401
News Corp., Class A	26,367	514,156
News Corp., Class B	6,673	131,592
Omnicom Group, Inc.	13,509	1,285,381
Paramount Global, Class B (x)	34,978	556,500

		18,823,710

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	39,259	5,453,075

Total Communication Services		212,616,534

Consumer Discretionary (9.7%)
Automobile Components (0.1%)
Aptiv plc*	18,588	1,897,649
BorgWarner, Inc.	16,134	789,114

		2,686,763

Automobiles (2.0%)
Ford Motor Co.	266,850	4,037,441
General Motors Co.	95,169	3,669,717
Tesla, Inc.*	183,638	48,070,919

		55,778,077

Broadline Retail (2.9%)
Amazon.com, Inc.*	608,465	79,319,497
eBay, Inc.	36,451	1,628,995
Etsy, Inc.*	8,232	696,510

		81,645,002

Distributors (0.1%)
Genuine Parts Co.	9,431	1,596,008
LKQ Corp.	17,344	1,010,635
Pool Corp.	2,624	983,055

		3,589,698

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	2,518	6,799,431
Caesars Entertainment, Inc.*	14,916	760,269
Carnival Corp. (x)*	68,242	1,284,997
Chipotle Mexican Grill, Inc., Class A*	1,889	4,040,571
Darden Restaurants, Inc.	8,153	1,362,203
Domino’s Pizza, Inc.	2,459	828,658
Expedia Group, Inc.*	9,588	1,048,831
Hilton Worldwide Holdings, Inc.	17,999	2,619,755
Las Vegas Sands Corp.*	22,153	1,284,874
Marriott International, Inc., Class A	17,576	3,228,535
McDonald’s Corp.	49,766	14,850,672
MGM Resorts International	20,422	896,934
Norwegian Cruise Line Holdings Ltd.*	28,680	624,364
Royal Caribbean Cruises Ltd.*	14,818	1,537,219
Starbucks Corp.	78,044	7,731,039
Wynn Resorts Ltd.	7,101	749,937
Yum! Brands, Inc.	19,157	2,654,202

		52,302,491

Household Durables (0.4%)
DR Horton, Inc.	21,057	2,562,426
Garmin Ltd.	10,428	1,087,536
Lennar Corp., Class A	17,350	2,174,129
Mohawk Industries, Inc.*	3,438	354,664
Newell Brands, Inc.	25,164	218,927
NVR, Inc.*	212	1,346,331
PulteGroup, Inc.	15,309	1,189,203
Whirlpool Corp.	3,554	528,800

		9,462,016

Leisure Products (0.0%)†
Hasbro, Inc.	8,894	576,064

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	4,200	295,260
AutoZone, Inc.*	1,248	3,111,713
Bath & Body Works, Inc.	16,164	606,150
Best Buy Co., Inc.	13,210	1,082,559
CarMax, Inc.*	11,071	926,643
Home Depot, Inc. (The)	69,028	21,442,858
Lowe’s Cos., Inc.	40,650	9,174,705
O’Reilly Automotive, Inc.*	4,150	3,964,495
Ross Stores, Inc.	23,510	2,636,176
TJX Cos., Inc. (The)	78,324	6,641,092
Tractor Supply Co.	7,517	1,662,009
Ulta Beauty, Inc.*	3,383	1,592,023

		53,135,683

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	83,984	9,269,314
Ralph Lauren Corp., Class A	2,835	349,556
Tapestry, Inc.	15,835	677,738
VF Corp.	22,581	431,071

		10,727,679

Total Consumer Discretionary		269,903,473

Consumer Staples (6.0%)
Beverages (1.5%)
Brown-Forman Corp., Class B	12,442	830,877
Coca-Cola Co. (The)	265,302	15,976,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	11,084	$2,728,105
Keurig Dr Pepper, Inc.	57,927	1,811,377
Molson Coors Beverage Co., Class B	13,109	863,097
Monster Beverage Corp.*	52,161	2,996,128
PepsiCo, Inc.	93,909	17,393,825

		42,599,895

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	30,229	16,274,689
Dollar General Corp.	14,935	2,535,664
Dollar Tree, Inc.*	14,108	2,024,498
Kroger Co. (The)	44,944	2,112,368
Sysco Corp.	34,584	2,566,133
Target Corp.	31,516	4,156,960
Walgreens Boots Alliance, Inc.	48,799	1,390,284
Walmart, Inc.	95,608	15,027,665

		46,088,261

Food Products (0.9%)
Archer-Daniels-Midland Co.	37,374	2,823,979
Bunge Ltd.	10,438	984,825
Campbell Soup Co.	14,084	643,780
Conagra Brands, Inc.	33,256	1,121,392
General Mills, Inc.	40,288	3,090,090
Hershey Co. (The)	9,998	2,496,501
Hormel Foods Corp.	19,313	776,769
J M Smucker Co. (The)	7,133	1,053,330
Kellogg Co.	17,422	1,174,243
Kraft Heinz Co. (The)	54,500	1,934,750
Lamb Weston Holdings, Inc.	10,052	1,155,477
McCormick & Co., Inc. (Non-Voting)	17,237	1,503,584
Mondelez International, Inc., Class A	92,531	6,749,211
Tyson Foods, Inc., Class A	19,028	971,189

		26,479,120

Household Products (1.3%)
Church & Dwight Co., Inc.	16,602	1,664,019
Clorox Co. (The)	8,423	1,339,594
Colgate-Palmolive Co.	56,343	4,340,665
Kimberly-Clark Corp.	23,086	3,187,253
Procter & Gamble Co. (The)	160,660	24,378,548

		34,910,079

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	15,821	3,106,928

Tobacco (0.6%)
Altria Group, Inc.	122,139	5,532,897
Philip Morris International, Inc.	106,093	10,356,798

		15,889,695

Total Consumer Staples		169,073,978

Energy (3.7%)
Energy Equipment & Services (0.3%)
Baker Hughes Co., Class A	68,955	2,179,667
Halliburton Co.	61,072	2,014,765
Schlumberger NV	97,264	4,777,608

		8,972,040

Oil, Gas & Consumable Fuels (3.4%)
APA Corp.	21,650	739,780
Chevron Corp.#	118,788	18,691,292
ConocoPhillips	82,483	8,546,064
Coterra Energy, Inc.	51,406	1,300,572
Devon Energy Corp.	44,225	2,137,836
Diamondback Energy, Inc.	12,420	1,631,491
EOG Resources, Inc.	39,681	4,541,094
EQT Corp.	24,462	1,006,122
Exxon Mobil Corp.	275,586	29,556,599
Hess Corp.	18,913	2,571,222
Kinder Morgan, Inc.	134,359	2,313,662
Marathon Oil Corp.	42,307	973,907
Marathon Petroleum Corp.	28,920	3,372,072
Occidental Petroleum Corp.	48,618	2,858,738
ONEOK, Inc.	30,704	1,895,051
Phillips 66	31,044	2,960,977
Pioneer Natural Resources Co.	15,897	3,293,540
Targa Resources Corp.	15,219	1,158,166
Valero Energy Corp.	24,642	2,890,507
Williams Cos., Inc. (The)	83,063	2,710,346

		95,149,038

Total Energy		104,121,078

Financials (11.3%)
Banks (2.7%)
Bank of America Corp.	472,591	13,558,636
Citigroup, Inc.	132,710	6,109,968
Citizens Financial Group, Inc.	32,016	834,977
Comerica, Inc.	9,004	381,410
Fifth Third Bancorp	45,684	1,197,378
Huntington Bancshares, Inc.	100,417	1,082,495
JPMorgan Chase & Co.	199,195	28,970,921
KeyCorp	64,636	597,237
M&T Bank Corp.	11,266	1,394,280
PNC Financial Services Group, Inc. (The)‡	27,205	3,426,470
Regions Financial Corp.	65,177	1,161,454
Truist Financial Corp.	90,764	2,754,687
US Bancorp	95,073	3,141,212
Wells Fargo & Co.	255,767	10,916,136
Zions Bancorp NA	10,454	280,794

		75,808,055

Capital Markets (2.4%)
Ameriprise Financial, Inc.	7,157	2,377,269
Bank of New York Mellon Corp. (The)	48,432	2,156,193
BlackRock, Inc.‡	10,246	7,081,420
Cboe Global Markets, Inc.	7,229	997,674
Charles Schwab Corp. (The)	101,297	5,741,514
CME Group, Inc.	24,608	4,559,616
FactSet Research Systems, Inc.	2,565	1,027,667
Franklin Resources, Inc.	19,209	513,072
Goldman Sachs Group, Inc. (The)	22,661	7,309,079
Intercontinental Exchange, Inc.	38,253	4,325,649
Invesco Ltd.	30,665	515,479
MarketAxess Holdings, Inc.	2,626	686,489
Moody’s Corp.	10,784	3,749,813
Morgan Stanley	88,713	7,576,090
MSCI, Inc., Class A	5,461	2,562,793
Nasdaq, Inc.	22,733	1,133,240
Northern Trust Corp.	14,478	1,073,399
Raymond James Financial, Inc.	12,915	1,340,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
S&P Global, Inc.	22,358	$8,963,099
State Street Corp.	22,784	1,667,333
T. Rowe Price Group, Inc.	15,319	1,716,034

		67,073,112

Consumer Finance (0.5%)
American Express Co.	40,418	7,040,816
Capital One Financial Corp.	26,056	2,849,745
Discover Financial Services	17,310	2,022,673
Synchrony Financial	29,746	1,008,984

		12,922,218

Financial Services (3.8%)
Berkshire Hathaway, Inc., Class B*	121,555	41,450,255
Fidelity National Information Services, Inc.	40,255	2,201,948
Fiserv, Inc.*	42,078	5,308,140
FleetCor Technologies, Inc.*	5,099	1,280,257
Global Payments, Inc.	17,726	1,746,366
Jack Henry & Associates, Inc.	4,843	810,379
Mastercard, Inc., Class A	57,037	22,432,652
PayPal Holdings, Inc.*	76,051	5,074,883
Visa, Inc., Class A	110,304	26,194,994

		106,499,874

Insurance (1.9%)
Aflac, Inc.	37,346	2,606,751
Allstate Corp. (The)	17,867	1,948,218
American International Group, Inc.	49,334	2,838,678
Aon plc, Class A	13,866	4,786,543
Arch Capital Group Ltd.*	25,577	1,914,438
Arthur J Gallagher & Co.	14,670	3,221,092
Assurant, Inc.	3,817	479,873
Brown & Brown, Inc.	15,975	1,099,719
Chubb Ltd.	28,107	5,412,284
Cincinnati Financial Corp.	10,764	1,047,552
Everest Re Group Ltd.	2,844	972,250
Globe Life, Inc.	5,825	638,537
Hartford Financial Services Group, Inc. (The)	21,204	1,527,112
Lincoln National Corp.	11,198	288,460
Loews Corp.	13,049	774,850
Marsh & McLennan Cos., Inc.	33,857	6,367,825
MetLife, Inc.	43,589	2,464,086
Principal Financial Group, Inc.	15,672	1,188,564
Progressive Corp. (The)	40,024	5,297,977
Prudential Financial, Inc.	25,112	2,215,381
Travelers Cos., Inc. (The)	15,628	2,713,958
W R Berkley Corp.	13,535	806,145
Willis Towers Watson plc	7,278	1,713,969

		52,324,262

Total Financials		314,627,521

Health Care (12.1%)
Biotechnology (1.7%)
AbbVie, Inc.	120,261	16,202,765
Amgen, Inc.	36,537	8,111,945
Biogen, Inc.*	9,773	2,783,839
Gilead Sciences, Inc.	85,315	6,575,227
Incyte Corp.*	12,897	802,838
Moderna, Inc.*	22,130	2,688,795
Regeneron Pharmaceuticals, Inc.*	7,363	5,290,610
Vertex Pharmaceuticals, Inc.*	17,598	6,192,912

		48,648,931

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	118,533	12,922,468
Align Technology, Inc.*	4,862	1,719,398
Baxter International, Inc.	34,616	1,577,105
Becton Dickinson & Co.	19,422	5,127,602
Boston Scientific Corp.*	98,099	5,306,175
Cooper Cos., Inc. (The)	3,429	1,314,781
Dentsply Sirona, Inc.	13,869	555,037
Dexcom, Inc.*	26,435	3,397,162
Edwards Lifesciences Corp.*	41,305	3,896,301
GE HealthCare Technologies, Inc.	25,058	2,035,712
Hologic, Inc.*	16,548	1,339,891
IDEXX Laboratories, Inc.*	5,665	2,845,133
Insulet Corp.*	4,656	1,342,511
Intuitive Surgical, Inc.*	23,807	8,140,565
Medtronic plc	90,396	7,963,888
ResMed, Inc.	10,044	2,194,614
STERIS plc	6,670	1,500,617
Stryker Corp.	23,080	7,041,477
Teleflex, Inc.	3,276	792,890
Zimmer Biomet Holdings, Inc.	14,260	2,076,256

		73,089,583

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	10,983	2,113,459
Cardinal Health, Inc.	17,092	1,616,390
Centene Corp.*	37,351	2,519,325
Cigna Group (The)	20,168	5,659,141
CVS Health Corp.	87,088	6,020,393
DaVita, Inc.*	3,548	356,468
Elevance Health, Inc.	16,158	7,178,838
HCA Healthcare, Inc.	14,064	4,268,143
Henry Schein, Inc.*	8,761	710,517
Humana, Inc.	8,549	3,822,514
Laboratory Corp. of America Holdings	6,126	1,478,388
McKesson Corp.	9,210	3,935,525
Molina Healthcare, Inc.*	3,967	1,195,019
Quest Diagnostics, Inc.	7,468	1,049,702
UnitedHealth Group, Inc.	63,463	30,502,856
Universal Health Services, Inc., Class B	4,331	683,302

		73,109,980

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	20,091	2,415,943
Bio-Rad Laboratories, Inc., Class A*	1,510	572,471
Bio-Techne Corp.	10,714	874,584
Charles River Laboratories International, Inc.*	3,575	751,644
Danaher Corp.	45,268	10,864,320
Illumina, Inc.*	10,644	1,995,643
IQVIA Holdings, Inc.*	12,700	2,854,579
Mettler-Toledo International, Inc.*	1,509	1,979,265
Revvity, Inc.	8,299	985,838
Thermo Fisher Scientific, Inc.	26,292	13,717,851
Waters Corp.*	4,061	1,082,419
West Pharmaceutical Services, Inc.	5,112	1,955,187

		40,049,744

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	143,202	$9,157,768
Catalent, Inc.*	12,498	541,913
Eli Lilly and Co.	53,706	25,187,040
Johnson & Johnson	177,140	29,320,213
Merck & Co., Inc.	172,961	19,957,970
Organon & Co.	17,388	361,844
Pfizer, Inc.	384,686	14,110,283
Viatris, Inc.	80,176	800,156
Zoetis, Inc., Class A	31,491	5,423,065

		104,860,252

Total Health Care		339,758,490

Industrials (7.8%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	4,745	925,845
Boeing Co. (The)*	38,537	8,137,473
General Dynamics Corp.	15,393	3,311,804
Howmet Aerospace, Inc.	25,543	1,265,911
Huntington Ingalls Industries, Inc.	2,745	624,762
L3Harris Technologies, Inc.	12,960	2,537,179
Lockheed Martin Corp.	15,364	7,073,278
Northrop Grumman Corp.	9,700	4,421,260
Raytheon Technologies Corp.	99,597	9,756,522
Textron, Inc.	13,364	903,807
TransDigm Group, Inc.	3,555	3,178,775

		42,136,616

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	8,194	773,104
Expeditors International of Washington, Inc.	10,623	1,286,764
FedEx Corp.	15,636	3,876,164
United Parcel Service, Inc., Class B	49,404	8,855,667

		14,791,699

Building Products (0.4%)
A O Smith Corp.	8,555	622,633
Allegion plc	5,878	705,478
Carrier Global Corp.	57,002	2,833,569
Johnson Controls International plc	46,990	3,201,899
Masco Corp.	15,688	900,177
Trane Technologies plc	15,650	2,993,219

		11,256,975

Commercial Services & Supplies (0.5%)
Cintas Corp.	5,900	2,932,772
Copart, Inc.*	29,331	2,675,281
Republic Services, Inc., Class A	14,191	2,173,635
Rollins, Inc.	15,343	657,141
Waste Management, Inc.	25,313	4,389,780

		12,828,609

Construction & Engineering (0.1%)
Quanta Services, Inc.	9,886	1,942,105

Electrical Equipment (0.5%)
AMETEK, Inc.	15,806	2,558,675
Eaton Corp. plc	27,226	5,475,149
Emerson Electric Co.	39,053	3,530,001
Generac Holdings, Inc.*	4,270	636,785
Rockwell Automation, Inc.	7,907	2,604,961

		14,805,571

Ground Transportation (0.7%)
CSX Corp.	138,581	4,725,612
JB Hunt Transport Services, Inc.	5,560	1,006,527
Norfolk Southern Corp.	15,575	3,531,787
Old Dominion Freight Line, Inc.	6,072	2,245,122
Union Pacific Corp.	41,556	8,503,188

		20,012,236

Industrial Conglomerates (0.8%)
3M Co.	37,489	3,752,274
General Electric Co.	74,030	8,132,195
Honeywell International, Inc.	45,358	9,411,785

		21,296,254

Machinery (1.6%)
Caterpillar, Inc.	35,129	8,643,491
Cummins, Inc.	9,559	2,343,484
Deere & Co.	18,351	7,435,642
Dover Corp.	9,571	1,413,158
Fortive Corp.	24,134	1,804,499
IDEX Corp.	5,167	1,112,248
Illinois Tool Works, Inc.	18,754	4,691,501
Ingersoll Rand, Inc.	27,828	1,818,838
Nordson Corp.	3,695	917,025
Otis Worldwide Corp.	28,332	2,521,831
PACCAR, Inc.	35,565	2,975,012
Parker-Hannifin Corp.	8,775	3,422,601
Pentair plc	11,101	717,125
Snap-on, Inc.	3,562	1,026,533
Stanley Black & Decker, Inc.	10,053	942,067
Westinghouse Air Brake Technologies Corp.	11,834	1,297,835
Xylem, Inc.	16,347	1,840,999

		44,923,889

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	9,003	478,779
American Airlines Group, Inc.*	43,921	787,943
Delta Air Lines, Inc.*	43,390	2,062,761
Southwest Airlines Co.	41,125	1,489,136
United Airlines Holdings, Inc.*	21,854	1,199,129

		6,017,748

Professional Services (0.8%)
Automatic Data Processing, Inc.	28,085	6,172,802
Broadridge Financial Solutions, Inc.	8,103	1,342,100
Ceridian HCM Holding, Inc.*	10,540	705,864
CoStar Group, Inc.*	27,982	2,490,398
Equifax, Inc.	8,428	1,983,108
Jacobs Solutions, Inc.	8,634	1,026,496
Leidos Holdings, Inc.	9,377	829,677
Paychex, Inc.	21,758	2,434,068
Paycom Software, Inc.	3,258	1,046,600
Robert Half International, Inc.	7,468	561,743
Verisk Analytics, Inc., Class A	9,870	2,230,916

		20,823,772

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.2%)
Fastenal Co.	38,595	$2,276,719
United Rentals, Inc.	4,745	2,113,281
WW Grainger, Inc.	3,063	2,415,451

		6,805,451

Total Industrials		217,640,925

Information Technology (25.6%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	16,979	2,751,617
Cisco Systems, Inc.	279,187	14,445,135
F5, Inc.*	4,202	614,584
Juniper Networks, Inc.	22,032	690,263
Motorola Solutions, Inc.	11,450	3,358,056

		21,859,655

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	40,692	3,456,785
CDW Corp.	9,146	1,678,291
Corning, Inc.	52,721	1,847,344
Keysight Technologies, Inc.*	12,031	2,014,591
TE Connectivity Ltd.	21,621	3,030,399
Teledyne Technologies, Inc.*	3,156	1,297,463
Trimble, Inc.*	17,132	906,968
Zebra Technologies Corp., Class A*	3,580	1,059,072

		15,290,913

IT Services (1.1%)
Accenture plc, Class A	43,119	13,305,661
Akamai Technologies, Inc.*	10,365	931,503
Cognizant Technology Solutions Corp., Class A	34,526	2,253,857
DXC Technology Co.*	14,899	398,101
EPAM Systems, Inc.*	4,044	908,889
Gartner, Inc.*	5,362	1,878,362
International Business Machines Corp.	61,935	8,287,523
VeriSign, Inc.*	6,270	1,416,832

		29,380,728

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	109,769	12,503,787
Analog Devices, Inc.	34,380	6,697,568
Applied Materials, Inc.	57,719	8,342,704
Broadcom, Inc.	28,419	24,651,493
Enphase Energy, Inc.*	9,358	1,567,278
First Solar, Inc.*	6,758	1,284,628
Intel Corp.	283,732	9,487,998
KLA Corp.	9,338	4,529,117
Lam Research Corp.	9,137	5,873,812
Microchip Technology, Inc.	37,287	3,340,542
Micron Technology, Inc.	74,716	4,715,327
Monolithic Power Systems, Inc.	3,021	1,632,035
NVIDIA Corp.	168,568	71,307,635
NXP Semiconductors NV	17,740	3,631,023
ON Semiconductor Corp.*	29,318	2,772,896
Qorvo, Inc.*	6,906	704,619
QUALCOMM, Inc.	75,838	9,027,756
Skyworks Solutions, Inc.	10,980	1,215,376
SolarEdge Technologies, Inc.*	3,772	1,014,857
Teradyne, Inc.	10,405	1,158,389
Texas Instruments, Inc.	62,025	11,165,740

		186,624,580

Software (9.3%)
Adobe, Inc.*	31,229	15,270,669
ANSYS, Inc.*	5,890	1,945,290
Autodesk, Inc.*	14,633	2,994,058
Cadence Design Systems, Inc.*	18,512	4,341,434
Fair Isaac Corp.*	1,678	1,357,854
Fortinet, Inc.*	43,999	3,325,884
Gen Digital, Inc.	39,502	732,762
Intuit, Inc.	19,095	8,749,138
Microsoft Corp.	506,832	172,596,569
Oracle Corp.	104,741	12,473,606
Palo Alto Networks, Inc.*	20,627	5,270,405
PTC, Inc.*	7,363	1,047,755
Roper Technologies, Inc.	7,266	3,493,493
Salesforce, Inc.*	66,734	14,098,225
ServiceNow, Inc.*	13,903	7,813,069
Synopsys, Inc.*	10,375	4,517,379
Tyler Technologies, Inc.*	2,912	1,212,761

		261,240,351

Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc.	1,007,802	195,483,355
Hewlett Packard Enterprise Co.	87,490	1,469,832
HP, Inc.	58,342	1,791,683
NetApp, Inc.	14,732	1,125,525
Seagate Technology Holdings plc	13,071	808,702
Western Digital Corp.*	21,874	829,681

		201,508,778

Total Information Technology		715,905,005

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	15,194	4,551,059
Albemarle Corp.	8,101	1,807,252
Celanese Corp., Class A	6,858	794,156
CF Industries Holdings, Inc.	13,112	910,235
Corteva, Inc.	48,415	2,774,180
Dow, Inc.	47,945	2,553,551
DuPont de Nemours, Inc.	31,068	2,219,498
Eastman Chemical Co.	7,986	668,588
Ecolab, Inc.	16,947	3,163,835
FMC Corp.	8,558	892,942
International Flavors & Fragrances, Inc.	17,277	1,375,076
Linde plc	33,373	12,717,783
LyondellBasell Industries NV, Class A	17,519	1,608,770
Mosaic Co. (The)	23,173	811,055
PPG Industries, Inc.	16,014	2,374,876
Sherwin-Williams Co. (The)	15,893	4,219,909

		43,442,765

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,232	1,953,872
Vulcan Materials Co.	9,058	2,042,036

		3,995,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Amcor plc	99,025	$988,269
Avery Dennison Corp.	5,566	956,239
Ball Corp.	21,349	1,242,725
International Paper Co.	24,223	770,534
Packaging Corp. of America	6,048	799,304
Sealed Air Corp.	9,778	391,120
Westrock Co.	16,558	481,341

		5,629,532

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	97,865	3,914,600
Newmont Corp.	53,927	2,300,526
Nucor Corp.	17,054	2,796,515
Steel Dynamics, Inc.	11,132	1,212,608

		10,224,249

Total Materials		63,292,454

Real Estate (2.2%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	36,744	738,555
Ventas, Inc. (REIT)	27,156	1,283,664
Welltower, Inc. (REIT)	33,879	2,740,472

		4,762,691

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	49,603	834,819

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	63,156	7,744,820

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	10,519	1,193,801
Boston Properties, Inc. (REIT)	10,093	581,256

		1,775,057

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	21,494	1,734,781

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	9,573	1,811,882
Camden Property Trust (REIT)	7,395	805,094
Equity Residential (REIT)	22,981	1,516,056
Essex Property Trust, Inc. (REIT)	4,315	1,011,004
Invitation Homes, Inc. (REIT)	39,454	1,357,218
Mid-America Apartment Communities, Inc. (REIT)	7,781	1,181,623
UDR, Inc. (REIT)	21,360	917,625

		8,600,502

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	5,240	507,075
Kimco Realty Corp. (REIT)	41,101	810,512
Realty Income Corp. (REIT)	45,890	2,743,763
Regency Centers Corp. (REIT)	10,595	654,453
Simon Property Group, Inc. (REIT)	22,281	2,573,010

		7,288,813

Specialized REITs (1.0%)
American Tower Corp. (REIT)	31,861	6,179,122
Crown Castle, Inc. (REIT)	29,622	3,375,131
Digital Realty Trust, Inc. (REIT) (x)	19,878	2,263,508
Equinix, Inc. (REIT)	6,351	4,978,803
Extra Space Storage, Inc. (REIT)	9,198	1,369,122
Iron Mountain, Inc. (REIT)	19,588	1,112,990
Public Storage (REIT)	10,817	3,157,266
SBA Communications Corp. (REIT), Class A	7,262	1,683,041
VICI Properties, Inc. (REIT), Class A	68,095	2,140,226
Weyerhaeuser Co. (REIT)	50,271	1,684,581

		27,943,790

Total Real Estate		60,685,273

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	17,447	915,619
American Electric Power Co., Inc.	35,174	2,961,651
Constellation Energy Corp.	21,823	1,997,896
Duke Energy Corp.	52,690	4,728,401
Edison International	26,048	1,809,034
Entergy Corp.	14,142	1,377,006
Evergy, Inc.	16,027	936,297
Eversource Energy	24,034	1,704,491
Exelon Corp.	67,811	2,762,620
FirstEnergy Corp.	37,292	1,449,913
NextEra Energy, Inc.	137,924	10,233,961
NRG Energy, Inc.	15,463	578,162
PG&E Corp.*	111,309	1,923,419
Pinnacle West Capital Corp.	7,838	638,483
PPL Corp.	49,163	1,300,853
Southern Co. (The)	74,513	5,234,538
Xcel Energy, Inc.	37,306	2,319,314

		42,871,658

Gas Utilities (0.0%)†
Atmos Energy Corp.	9,901	1,151,883

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	46,008	953,746

Multi-Utilities (0.7%)
Ameren Corp.	17,586	1,436,249
CenterPoint Energy, Inc.	43,166	1,258,289
CMS Energy Corp.	20,015	1,175,881
Consolidated Edison, Inc.	23,622	2,135,429
Dominion Energy, Inc.	57,061	2,955,189
DTE Energy Co.	14,049	1,545,671
NiSource, Inc.	28,181	770,750
Public Service Enterprise Group, Inc.	33,823	2,117,658
Sempra Energy	21,511	3,131,786
WEC Energy Group, Inc.	21,740	1,918,338

		18,445,240

Water Utilities (0.1%)
American Water Works Co., Inc.	13,427	1,916,704

Total Utilities		65,339,231

Total Common Stocks (90.6%) (Cost $746,397,792)		2,532,963,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	68,099,908	$68,113,528

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $2,022,065, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $2,061,639. (xx)	$2,021,215	2,021,215

Total Short-Term Investments (2.5%) (Cost $70,149,097)		70,134,743

Total Investments in Securities (93.1%) (Cost $816,546,889)		2,603,098,705
Other Assets Less Liabilities (6.9%)		193,183,324

Net Assets (100%)		$2,796,282,029

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,101,450.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,509,993. This was collateralized by $458,455 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.500%, maturing 10/26/23 – 11/15/52 and by cash of $2,021,215 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	18,768	3,150,113	—	(161,622)	107,391	(732,052)	2,363,830	58,691	—
Capital Markets
BlackRock, Inc.	7,080	5,263,704	—	(232,858)	152,650	(290,225)	4,893,271	71,785	—

Total		8,413,817	—	(394,480)	260,041	(1,022,277)	7,257,101	130,476	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,173	9/2023	USD	263,235,863	8,202,470

					8,202,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$212,616,534	$—	$—	$212,616,534
Consumer Discretionary	269,903,473	—	—	269,903,473
Consumer Staples	169,073,978	—	—	169,073,978
Energy	104,121,078	—	—	104,121,078
Financials	314,627,521	—	—	314,627,521
Health Care	339,758,490	—	—	339,758,490
Industrials	217,640,925	—	—	217,640,925
Information Technology	715,905,005	—	—	715,905,005
Materials	63,292,454	—	—	63,292,454
Real Estate	60,685,273	—	—	60,685,273
Utilities	65,339,231	—	—	65,339,231
Futures	8,202,470	—	—	8,202,470
Short-Term Investments
Investment Company	68,113,528	—	—	68,113,528
Repurchase Agreement	—	2,021,215	—	2,021,215

Total Assets	$2,609,279,960	$2,021,215	$—	$2,611,301,175

Total Liabilities	$—	$—	$—	$—

Total	$2,609,279,960	$2,021,215	$—	$2,611,301,175

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$8,202,470	*

Total		$8,202,470

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$17,400,537	$17,400,537

Total	$17,400,537	$17,400,537

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,383,996	$15,383,996

Total	$15,383,996	$15,383,996

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$247,542,361

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,224,542
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$134,488,854

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,842,032,807
Aggregate gross unrealized depreciation	(39,081,165)

Net unrealized appreciation	$1,802,951,642

Federal income tax cost of investments in securities and derivative instruments, if applicable	$808,349,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $2,185,401)	$7,257,101
Unaffiliated Issuers (Cost $812,340,273)	2,593,820,389
Repurchase Agreements (Cost $2,021,215)	2,021,215
Cash	177,898,862
Cash held as collateral at broker for futures	14,347,400
Due from broker for futures variation margin	3,089,064
Dividends, interest and other receivables	1,923,754
Securities lending income receivable	401
Other assets	30,219

Total assets	2,800,388,405

LIABILITIES
Payable for return of collateral on securities loaned	2,021,215
Investment management fees payable	997,415
Payable for Portfolio shares repurchased	710,563
Administrative fees payable	287,376
Accrued expenses	89,807

Total liabilities	4,106,376

NET ASSETS	$2,796,282,029

Net assets were comprised of:
Paid in capital	$1,011,565,139
Total distributable earnings (loss)	1,784,716,890

Net assets	$2,796,282,029

Class K
Net asset value, offering and redemption price per share, $2,796,282,029 / 190,700,795 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.66

(x)	Includes value of securities on loan of $2,509,993.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($130,476 of dividend income received from affiliates) (net of $5,459 foreign withholding tax)	$21,502,854
Interest	4,222,669
Securities lending (net)	3,835

Total income	25,729,358

EXPENSES
Investment management fees	5,816,253
Administrative fees	1,675,452
Professional fees	75,830
Printing and mailing expenses	75,723
Custodian fees	52,356
Trustees’ fees	40,487
Miscellaneous	35,331

Total expenses	7,771,432

NET INVESTMENT INCOME (LOSS)	17,957,926

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($260,041 realized gain (loss) from affiliates)	84,324,321
Futures contracts	17,400,537

Net realized gain (loss)	101,724,858

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,022,277) of change in unrealized appreciation (depreciation) from affiliates)	271,240,767
Futures contracts	15,383,996

Net change in unrealized appreciation (depreciation)	286,624,763

NET REALIZED AND UNREALIZED GAIN (LOSS)	388,349,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$406,307,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,957,926	$28,254,802
Net realized gain (loss)	101,724,858	132,014,383
Net change in unrealized appreciation (depreciation)	286,624,763	(863,327,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	406,307,547	(703,058,390)

Distributions to shareholders:
Class K	—	(174,617,835)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 80,257 and 2,374,686 shares, respectively ]	1,094,072	31,044,168
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,373,645 shares, respectively ]	—	174,617,835
Capital shares repurchased [ (11,042,961) and (26,944,680) shares, respectively]	(148,808,373)	(383,966,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(147,714,301)	(178,304,473)

TOTAL INCREASE (DECREASE) IN NET ASSETS	258,593,246	(1,055,980,698)
NET ASSETS:
Beginning of period	2,537,688,783	3,593,669,481

End of period	$2,796,282,029	$2,537,688,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.58		$16.88	$14.94	$15.33	$12.94	$14.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.14	0.12	0.18	0.24	0.21
Net realized and unrealized gain (loss)	1.99		(3.54)	3.98	2.26	3.62	(1.06)

Total from investment operations	2.08		(3.40)	4.10	2.44	3.86	(0.85)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.13)	(0.18)	(0.27)	(0.22)
Distributions from net realized gains	—		(0.75)	(2.03)	(2.65)	(1.20)	(0.98)

Total dividends and distributions	—		(0.90)	(2.16)	(2.83)	(1.47)	(1.20)

Net asset value, end of period	$14.66		$12.58	$16.88	$14.94	$15.33	$12.94

Total return (b)	16.53%		(20.28)%	27.86%	16.75%	30.06%	(6.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,796,282		$2,537,689	$3,593,669	$3,221,897	$3,308,504	$2,942,140
Ratio of expenses to average net assets (a)(f)	0.59%		0.58%	0.57%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets (a)(f)	1.37%		0.97%	0.69%	1.15%	1.60%	1.36%
Portfolio turnover rate^	1	%(z)	2%	3%	7%	4%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	20.8%
Consumer Discretionary	13.5
Financials	12.2
Information Technology	9.4
Health Care	8.6
Real Estate	6.7
Materials	6.6
Investment Companies	5.8
Consumer Staples	3.9
Energy	3.8
Utilities	3.0
Communication Services	1.9
Repurchase Agreement	1.1
Cash and Other	2.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class K
Actual	$1,000.00	$1,084.40	$3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	26,226	$488,853
Iridium Communications, Inc.	14,791	918,817

		1,407,670

Entertainment (0.2%)
World Wrestling Entertainment, Inc., Class A	5,099	553,088

Interactive Media & Services (0.5%)
TripAdvisor, Inc.*	12,455	205,383
Ziff Davis, Inc.*	5,554	389,113
ZoomInfo Technologies, Inc., Class A*	31,664	803,949

		1,398,445

Media (0.7%)
Cable One, Inc.	554	364,022
New York Times Co. (The), Class A	19,247	757,947
Nexstar Media Group, Inc., Class A	4,212	701,509
TEGNA, Inc.	26,433	429,272

		2,252,750

Total Communication Services		5,611,953

Consumer Discretionary (13.5%)
Automobile Components (1.5%)
Adient plc*	11,124	426,272
Autoliv, Inc.	9,073	771,568
Fox Factory Holding Corp.*	4,969	539,186
Gentex Corp.	27,451	803,216
Goodyear Tire & Rubber Co. (The)*	33,293	455,448
Lear Corp.	6,933	995,232
Visteon Corp.*	3,330	478,222

		4,469,144

Automobiles (0.4%)
Harley-Davidson, Inc.	15,367	541,072
Thor Industries, Inc.	6,286	650,601

		1,191,673

Broadline Retail (0.5%)
Kohl’s Corp.	13,009	299,857
Macy’s, Inc.	31,989	513,424
Nordstrom, Inc. (x)	13,273	271,698
Ollie’s Bargain Outlet Holdings, Inc.*	6,762	391,723

		1,476,702

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	444	253,737
Grand Canyon Education, Inc.*	3,609	372,485
H&R Block, Inc.	17,888	570,090
Service Corp. International	17,757	1,146,925

		2,343,237

Hotels, Restaurants & Leisure (3.2%)
Aramark	30,612	1,317,847
Boyd Gaming Corp.	9,019	625,648
Choice Hotels International, Inc. (x)	3,115	366,075
Churchill Downs, Inc.	7,739	1,077,037
Hilton Grand Vacations, Inc.*	9,029	410,278
Light & Wonder, Inc.*	10,703	735,938
Marriott Vacations Worldwide Corp.	4,324	530,641
Papa John’s International, Inc.	3,490	257,667
Penn Entertainment, Inc.*	18,103	435,015
Planet Fitness, Inc., Class A*	9,979	672,984
Texas Roadhouse, Inc., Class A	7,870	883,643
Travel + Leisure Co.	8,963	361,567
Wendy’s Co. (The)	19,804	430,737
Wingstop, Inc.	3,520	704,563
Wyndham Hotels & Resorts, Inc.	10,086	691,597

		9,501,237

Household Durables (1.6%)
Helen of Troy Ltd.*	2,843	307,101
KB Home	9,430	487,625
Leggett & Platt, Inc.	15,635	463,109
Taylor Morrison Home Corp., Class A*	12,817	625,085
Tempur Sealy International, Inc.	20,212	809,895
Toll Brothers, Inc.	12,096	956,431
TopBuild Corp.*	3,729	991,988

		4,641,234

Leisure Products (1.0%)
Brunswick Corp.	8,306	719,632
Mattel, Inc.*	41,577	812,415
Polaris, Inc.	6,283	759,803
Topgolf Callaway Brands Corp.*	16,351	324,567
YETI Holdings, Inc.*	10,178	395,313

		3,011,730

Specialty Retail (2.7%)
AutoNation, Inc.*	3,697	608,563
Dick’s Sporting Goods, Inc.	7,292	963,929
Five Below, Inc.*	6,539	1,285,175
Foot Locker, Inc. (x)	9,592	260,039
GameStop Corp., Class A (x)*	29,708	720,419
Gap, Inc. (The)	25,060	223,786
Lithia Motors, Inc., Class A	3,233	983,188
Murphy USA, Inc.	2,354	732,353
RH (x)*	2,097	691,150
Valvoline, Inc.	16,311	611,826
Williams-Sonoma, Inc.	7,713	965,205

		8,045,633

Textiles, Apparel & Luxury Goods (1.8%)
Capri Holdings Ltd.*	14,767	529,988
Carter’s, Inc.	4,427	321,400
Columbia Sportswear Co.	4,154	320,855
Crocs, Inc.*	7,285	819,125
Deckers Outdoor Corp.*	3,096	1,633,635
PVH Corp.	7,376	626,739
Skechers USA, Inc., Class A*	15,772	830,554
Under Armour, Inc., Class A*	22,166	160,038
Under Armour, Inc., Class C*	22,915	153,760

		5,396,094

Total Consumer Discretionary		40,076,684

Consumer Staples (3.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	1,103	340,209
Celsius Holdings, Inc. (x)*	4,781	713,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Consolidated, Inc.	541	$344,087

		1,397,574

Consumer Staples Distribution & Retail (1.7%)
BJ’s Wholesale Club Holdings, Inc.*	15,786	994,676
Casey’s General Stores, Inc.	4,377	1,067,463
Grocery Outlet Holding Corp.*	10,733	328,537
Performance Food Group Co.*	18,342	1,104,922
Sprouts Farmers Market, Inc.*	12,105	444,616
US Foods Holding Corp.*	26,770	1,177,880

		5,118,094

Food Products (1.2%)
Darling Ingredients, Inc.*	18,743	1,195,616
Flowers Foods, Inc.	22,643	563,358
Ingredion, Inc.	7,755	821,642
Lancaster Colony Corp.	2,327	467,936
Pilgrim’s Pride Corp.*	5,454	117,207
Post Holdings, Inc.*	6,289	544,942

		3,710,701

Household Products (0.1%)
Energizer Holdings, Inc.	7,808	262,193

Personal Care Products (0.4%)
BellRing Brands, Inc.*	15,599	570,923
Coty, Inc., Class A*	43,075	529,392

		1,100,315

Total Consumer Staples		11,588,877

Energy (3.8%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	23,255	721,835
NOV, Inc.	46,249	741,834
Valaris Ltd.*	7,065	444,601

		1,908,270

Oil, Gas & Consumable Fuels (3.2%)
Antero Midstream Corp.	39,439	457,492
Antero Resources Corp.*	32,435	746,978
Chord Energy Corp.	4,880	750,544
CNX Resources Corp.*	19,449	344,636
DT Midstream, Inc.	11,382	564,206
Equitrans Midstream Corp.	50,883	486,441
HF Sinclair Corp.	15,135	675,172
Matador Resources Co.	13,299	695,804
Murphy Oil Corp.	17,235	660,100
Ovintiv, Inc.	28,723	1,093,485
PBF Energy, Inc., Class A	12,887	527,594
PDC Energy, Inc.	10,273	730,821
Range Resources Corp.	28,342	833,255
Southwestern Energy Co.*	129,360	777,454

		9,343,982

Total Energy		11,252,252

Financials (12.2%)
Banks (4.7%)
Associated Banc-Corp.	18,194	295,289
Bank OZK (x)	12,662	508,506
Cadence Bank	20,512	402,856
Cathay General Bancorp	8,520	274,259
Columbia Banking System, Inc.	24,487	496,596
Commerce Bancshares, Inc.	13,331	649,220
Cullen/Frost Bankers, Inc.	7,564	813,357
East West Bancorp, Inc.	16,617	877,211
First Financial Bankshares, Inc.	15,257	434,672
First Horizon Corp.	63,174	711,971
FNB Corp.	42,412	485,193
Glacier Bancorp, Inc. (x)	13,023	405,927
Hancock Whitney Corp.	10,111	388,060
Home BancShares, Inc.	22,154	505,111
International Bancshares Corp.	6,201	274,084
New York Community Bancorp, Inc. (x)	84,824	953,422
Old National Bancorp	34,370	479,118
Pinnacle Financial Partners, Inc.	9,014	510,643
Prosperity Bancshares, Inc.	11,143	629,357
SouthState Corp.	8,918	586,804
Synovus Financial Corp.	17,163	519,181
Texas Capital Bancshares, Inc.*	5,623	289,585
UMB Financial Corp.	5,129	312,356
United Bankshares, Inc.	15,809	469,053
Valley National Bancorp	49,516	383,749
Webster Financial Corp.	20,527	774,894
Wintrust Financial Corp.	7,187	521,920

		13,952,394

Capital Markets (1.7%)
Affiliated Managers Group, Inc.	4,241	635,683
Evercore, Inc., Class A	4,144	512,157
Federated Hermes, Inc., Class B	9,989	358,106
Interactive Brokers Group, Inc., Class A	12,098	1,004,981
Janus Henderson Group plc	15,567	424,201
Jefferies Financial Group, Inc.	22,077	732,294
SEI Investments Co.	11,901	709,537
Stifel Financial Corp.	12,467	743,906

		5,120,865

Consumer Finance (0.3%)
FirstCash Holdings, Inc.	4,327	403,839
SLM Corp.	28,470	464,630

		868,469

Financial Services (1.4%)
Essent Group Ltd.	12,599	589,633
Euronet Worldwide, Inc.*	5,538	649,995
MGIC Investment Corp.	33,668	531,618
Voya Financial, Inc.	11,543	827,749
Western Union Co. (The)	38,387	450,279
WEX, Inc.*	5,032	916,176

		3,965,450

Insurance (3.5%)
American Financial Group, Inc.	8,205	974,344
Brighthouse Financial, Inc.*	7,854	371,887
CNO Financial Group, Inc.	13,456	318,504
First American Financial Corp.	12,125	691,367
Hanover Insurance Group, Inc. (The)	4,196	474,274
Kemper Corp.	7,517	362,770
Kinsale Capital Group, Inc.	2,557	956,829
Old Republic International Corp.	31,983	805,012
Primerica, Inc.	4,255	841,469
Reinsurance Group of America, Inc.	7,817	1,084,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceRe Holdings Ltd.	5,901	$1,100,655
RLI Corp.	4,762	649,870
Selective Insurance Group, Inc.	7,105	681,725
Unum Group	21,760	1,037,952

		10,350,798

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	57,521	1,150,995
Starwood Property Trust, Inc. (REIT) (x)	36,659	711,185

		1,862,180

Total Financials		36,120,156

Health Care (8.6%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc.*	12,557	447,783
Exelixis, Inc.*	38,251	730,977
Halozyme Therapeutics, Inc.*	15,467	557,895
Neurocrine Biosciences, Inc.*	11,462	1,080,866
United Therapeutics Corp.*	5,503	1,214,787

		4,032,308

Health Care Equipment & Supplies (3.3%)
Enovis Corp.*	5,764	369,588
Envista Holdings Corp.*	19,229	650,709
Globus Medical, Inc., Class A*	9,484	564,677
Haemonetics Corp.*	5,925	504,455
ICU Medical, Inc.*	2,375	423,201
Inari Medical, Inc.*	5,950	345,933
Integra LifeSciences Holdings Corp.*	8,370	344,258
Lantheus Holdings, Inc.*	8,027	673,626
LivaNova plc*	6,316	324,832
Masimo Corp.*	5,704	938,593
Neogen Corp.*	25,398	552,406
Omnicell, Inc.*	5,296	390,156
Penumbra, Inc.*	4,493	1,545,862
QuidelOrtho Corp.*	6,339	525,250
Shockwave Medical, Inc.*	4,302	1,227,834
STAAR Surgical Co.*	5,678	298,492

		9,679,872

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	10,811	860,988
Amedisys, Inc.*	3,828	350,032
Chemed Corp.	1,764	955,506
Encompass Health Corp.	11,774	797,218
HealthEquity, Inc.*	10,039	633,863
Option Care Health, Inc.*	19,427	631,183
Patterson Cos., Inc.	10,463	347,999
Progyny, Inc.*	9,124	358,938
R1 RCM, Inc. (x)*	16,602	306,307
Tenet Healthcare Corp.*	11,974	974,444

		6,216,478

Health Care Technology (0.1%)
Doximity, Inc., Class A*	13,943	474,341

Life Sciences Tools & Services (1.2%)
Azenta, Inc.*	7,655	357,335
Bruker Corp.	11,720	866,342
Medpace Holdings, Inc.*	2,902	696,973
Repligen Corp.*	6,082	860,360
Sotera Health Co.*	12,076	227,512
Syneos Health, Inc.*	12,177	513,139

		3,521,661

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	7,518	932,007
Perrigo Co. plc	15,896	539,669

		1,471,676

Total Health Care		25,396,336

Industrials (20.8%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	10,742	768,805
Curtiss-Wright Corp.	4,504	827,205
Hexcel Corp.	9,911	753,434
Mercury Systems, Inc.*	6,835	236,423
Woodward, Inc.	7,052	838,553

		3,424,420

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	13,969	877,532

Building Products (3.5%)
Advanced Drainage Systems, Inc.	7,347	835,942
Builders FirstSource, Inc.*	15,056	2,047,616
Carlisle Cos., Inc.	5,987	1,535,845
Fortune Brands Innovations, Inc.	14,884	1,070,904
Lennox International, Inc.	3,795	1,237,435
Owens Corning	10,584	1,381,212
Simpson Manufacturing Co., Inc.	5,012	694,162
Trex Co., Inc.*	12,780	837,857
UFP Industries, Inc.	7,294	707,883

		10,348,856

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	5,454	369,945
Clean Harbors, Inc.*	5,911	971,946
MSA Safety, Inc.	4,335	754,116
Stericycle, Inc.*	10,859	504,292
Tetra Tech, Inc.	6,253	1,023,866

		3,624,165

Construction & Engineering (1.7%)
AECOM	16,328	1,382,818
EMCOR Group, Inc.	5,585	1,031,996
Fluor Corp.*	16,825	498,020
MasTec, Inc.*	7,008	826,734
MDU Resources Group, Inc.	23,920	500,885
Valmont Industries, Inc.	2,474	720,058

		4,960,511

Electrical Equipment (2.0%)
Acuity Brands, Inc.	3,735	609,104
EnerSys	4,798	520,679
Hubbell, Inc., Class B	6,295	2,087,170
nVent Electric plc	19,460	1,005,498
Regal Rexnord Corp.	7,785	1,198,112
Sunrun, Inc. (x)*	25,327	452,340
Vicor Corp.*	2,733	147,582

		6,020,485

Ground Transportation (1.9%)
Avis Budget Group, Inc.*	2,803	640,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hertz Global Holdings, Inc.*	18,515	$340,491
Knight-Swift Transportation Holdings, Inc., Class A	18,915	1,050,917
Landstar System, Inc.	4,221	812,711
Ryder System, Inc.	5,461	463,038
Saia, Inc.*	3,116	1,066,950
Werner Enterprises, Inc.	6,923	305,858
XPO, Inc.*	13,609	802,931

		5,483,858

Machinery (4.4%)
AGCO Corp.	7,299	959,234
Chart Industries, Inc.*	4,929	787,605
Crane Co.	5,664	504,776
Crane NXT Co.	5,787	326,618
Donaldson Co., Inc.	14,245	890,455
Esab Corp.	6,083	404,763
Flowserve Corp.	15,405	572,296
Graco, Inc.	19,774	1,707,485
ITT, Inc.	9,679	902,180
Lincoln Electric Holdings, Inc.	6,763	1,343,335
Middleby Corp. (The)*	6,286	929,259
Oshkosh Corp.	7,672	664,318
Terex Corp.	7,964	476,486
Timken Co. (The)	7,738	708,259
Toro Co. (The)	12,237	1,243,891
Watts Water Technologies, Inc., Class A	3,220	591,611

		13,012,571

Marine Transportation (0.2%)
Kirby Corp.*	7,048	542,344

Passenger Airlines (0.1%)
JetBlue Airways Corp.*	39,293	348,136

Professional Services (2.9%)
ASGN, Inc.*	5,791	437,973
CACI International, Inc., Class A*	2,678	912,770
Concentrix Corp.	5,015	404,961
ExlService Holdings, Inc.*	3,905	589,889
Exponent, Inc.	5,971	557,214
FTI Consulting, Inc.*	3,992	759,278
Genpact Ltd.	19,900	747,643
Insperity, Inc.	4,219	501,892
KBR, Inc.	15,943	1,037,252
ManpowerGroup, Inc.	5,924	470,366
Maximus, Inc.	7,140	603,401
Paylocity Holding Corp.*	4,851	895,155
Science Applications International Corp.	6,342	713,348

		8,631,142

Trading Companies & Distributors (1.4%)
GATX Corp.	4,147	533,885
MSC Industrial Direct Co., Inc., Class A	5,551	528,899
Univar Solutions, Inc.*	18,529	664,080
Watsco, Inc. (x)	3,926	1,497,651
WESCO International, Inc.	5,300	949,018

		4,173,533

Total Industrials		61,447,553

Information Technology (9.4%)
Communications Equipment (0.6%)
Calix, Inc.*	6,907	344,729
Ciena Corp.*	17,521	744,467
Lumentum Holdings, Inc. (x)*	8,070	457,811

		1,547,007

Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc.*	6,635	950,331
Avnet, Inc.	10,736	541,631
Belden, Inc.	4,998	478,059
Cognex Corp.	20,274	1,135,749
Coherent Corp.*	16,372	834,644
IPG Photonics Corp.*	3,667	498,052
Jabil, Inc.	15,587	1,682,305
Littelfuse, Inc.	2,917	849,751
National Instruments Corp.	15,447	886,658
Novanta, Inc.*	4,206	774,325
TD SYNNEX Corp.	4,877	458,438
Vishay Intertechnology, Inc.	14,987	440,618
Vontier Corp.	18,280	588,799

		10,119,360

IT Services (0.1%)
Kyndryl Holdings, Inc.*	24,051	319,397

Semiconductors & Semiconductor Equipment (2.4%)
Allegro MicroSystems, Inc.*	7,641	344,915
Amkor Technology, Inc.	11,830	351,942
Cirrus Logic, Inc.*	6,490	525,755
Lattice Semiconductor Corp.*	16,169	1,553,356
MACOM Technology Solutions Holdings, Inc.*	6,078	398,291
MKS Instruments, Inc.	6,745	729,134
Power Integrations, Inc.	6,737	637,792
Silicon Laboratories, Inc.*	3,759	592,945
Synaptics, Inc.*	4,643	396,419
Universal Display Corp.	5,116	737,369
Wolfspeed, Inc. (x)*	14,622	812,837

		7,080,755

Software (2.4%)
ACI Worldwide, Inc.*	12,724	294,815
Aspen Technology, Inc.*	3,429	574,735
Blackbaud, Inc.*	5,414	385,368
CommVault Systems, Inc.*	5,165	375,082
Dropbox, Inc., Class A*	31,946	852,000
Dynatrace, Inc.*	25,465	1,310,684
Envestnet, Inc.*	5,794	343,874
Manhattan Associates, Inc.*	7,286	1,456,326
NCR Corp.*	16,743	421,924
Qualys, Inc.*	3,944	509,446
Teradata Corp.*	11,876	634,297

		7,158,551

Technology Hardware, Storage & Peripherals (0.5%)
Super Micro Computer, Inc.*	5,364	1,336,977
Xerox Holdings Corp.	13,275	197,665

		1,534,642

Total Information Technology		27,759,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (6.6%)
Chemicals (2.1%)
Ashland, Inc.	5,705	$495,821
Avient Corp.	10,056	411,290
Axalta Coating Systems Ltd.*	26,022	853,782
Cabot Corp.	6,595	441,139
Chemours Co. (The)	17,521	646,350
NewMarket Corp.	780	313,654
Olin Corp.	14,122	725,730
RPM International, Inc.	15,142	1,358,692
Scotts Miracle-Gro Co. (The) (x)	4,808	301,413
Sensient Technologies Corp.	4,962	352,947
Westlake Corp. (x)	4,048	483,615

		6,384,433

Construction Materials (0.4%)
Eagle Materials, Inc.	4,235	789,489
Knife River Corp.*	6,147	267,394

		1,056,883

Containers & Packaging (1.8%)
AptarGroup, Inc.	7,696	891,659
Berry Global Group, Inc.	14,002	900,889
Crown Holdings, Inc.	14,107	1,225,475
Graphic Packaging Holding Co.	36,077	866,930
Greif, Inc., Class A	3,046	209,839
Silgan Holdings, Inc.	9,842	461,491
Sonoco Products Co.	11,507	679,143

		5,235,426

Metals & Mining (2.1%)
Alcoa Corp.	20,955	711,003
Cleveland-Cliffs, Inc.*	60,504	1,014,047
Commercial Metals Co.	13,757	724,444
MP Materials Corp.*	11,161	255,364
Reliance Steel & Aluminum Co.	6,906	1,875,600
Royal Gold, Inc.	7,715	885,528
United States Steel Corp.	26,600	665,266
Worthington Industries, Inc.	3,565	247,660

		6,378,912

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	8,462	634,481

Total Materials		19,690,135

Real Estate (6.7%)
Health Care REITs (1.0%)
Healthcare Realty Trust, Inc. (REIT), Class A	44,732	843,645
Medical Properties Trust, Inc. (REIT) (x)	70,279	650,784
Omega Healthcare Investors, Inc. (REIT)	27,528	844,834
Physicians Realty Trust (REIT)	27,953	391,062
Sabra Health Care REIT, Inc. (REIT)	27,158	319,650

		3,049,975

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	25,329	324,718

Industrial REITs (1.3%)
EastGroup Properties, Inc. (REIT)	5,217	905,671
First Industrial Realty Trust, Inc. (REIT)	15,533	817,657
Rexford Industrial Realty, Inc. (REIT)	23,282	1,215,786
STAG Industrial, Inc. (REIT)	21,071	756,028

		3,695,142

Office REITs (0.6%)
Corporate Office Properties Trust (REIT)	13,216	313,880
Cousins Properties, Inc. (REIT)	17,819	406,273
Highwoods Properties, Inc. (REIT)	12,689	303,394
Kilroy Realty Corp. (REIT)	12,382	372,574
Vornado Realty Trust (REIT)	18,933	343,445

		1,739,566

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	5,610	874,038

Residential REITs (0.4%)
Apartment Income REIT Corp. (REIT), Class A	17,526	632,513
Independence Realty Trust, Inc. (REIT)	26,349	480,079

		1,112,592

Retail REITs (1.2%)
Agree Realty Corp. (REIT)	10,872	710,920
Brixmor Property Group, Inc. (REIT)	35,304	776,688
Kite Realty Group Trust (REIT)	25,763	575,546
NNN REIT, Inc. (REIT)	21,389	915,235
Spirit Realty Capital, Inc. (REIT)	16,597	653,590

		3,631,979

Specialized REITs (1.8%)
CubeSmart (REIT)	26,392	1,178,667
EPR Properties (REIT)	8,843	413,852
Lamar Advertising Co. (REIT), Class A	10,276	1,019,893
Life Storage, Inc. (REIT)	9,995	1,328,935
National Storage Affiliates Trust (REIT)	9,647	336,005
PotlatchDeltic Corp. (REIT)	9,387	496,103
Rayonier, Inc. (REIT)	17,411	546,706

		5,320,161

Total Real Estate		19,748,171

Utilities (3.0%)
Electric Utilities (1.1%)
ALLETE, Inc.	6,733	390,312
Hawaiian Electric Industries, Inc.	12,871	465,930
IDACORP, Inc.	5,945	609,957
OGE Energy Corp.	23,527	844,855
PNM Resources, Inc.	10,082	454,698
Portland General Electric Co.	11,054	517,659

		3,283,411

Gas Utilities (1.0%)
National Fuel Gas Co.	10,784	553,866
New Jersey Resources Corp.	11,390	537,608
ONE Gas, Inc.	6,589	506,101
Southwest Gas Holdings, Inc.	7,709	490,678
Spire, Inc.	6,178	391,932
UGI Corp.	24,589	663,166

		3,143,351

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc. (x)	6,172	496,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.3%)
Black Hills Corp.	7,923	$477,440
NorthWestern Corp.	7,057	400,555

		877,995

Water Utilities (0.4%)
Essential Utilities, Inc.	28,260	1,127,857

Total Utilities		8,929,213

Total Common Stocks (90.4%) (Cost $187,657,531)		267,621,042

SHORT-TERM INVESTMENTS:
Investment Companies (5.8%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	16,338,208	16,341,476
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.02% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		17,341,476

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $3,154,569, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $3,216,307. (xx)	$3,153,242	$3,153,242

Total Short-Term Investments (6.9%) (Cost $20,493,309)		20,494,718

Total Investments in Securities (97.3%) (Cost $208,150,840)		288,115,760
Other Assets Less Liabilities (2.7%)		7,899,572

Net Assets (100%)		$296,015,332

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $7,691,049. This was collateralized by $3,682,195 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $4,153,242 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	107	9/2023	USD	28,291,870	693,127

					693,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,611,953	$—	$—	$5,611,953
Consumer Discretionary	40,076,684	—	—	40,076,684
Consumer Staples	11,588,877	—	—	11,588,877
Energy	11,252,252	—	—	11,252,252
Financials	36,120,156	—	—	36,120,156
Health Care	25,396,336	—	—	25,396,336
Industrials	61,447,553	—	—	61,447,553
Information Technology	27,759,712	—	—	27,759,712
Materials	19,690,135	—	—	19,690,135
Real Estate	19,748,171	—	—	19,748,171
Utilities	8,929,213	—	—	8,929,213
Futures	693,127	—	—	693,127
Short-Term Investments
Investment Companies	17,341,476	—	—	17,341,476
Repurchase Agreement	—	3,153,242	—	3,153,242

Total Assets	$285,655,645	$3,153,242	$—	$288,808,887

Total Liabilities	$—	$—	$—	$—

Total	$285,655,645	$3,153,242	$—	$288,808,887

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$693,127	*

Total		$693,127

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$566,803	$566,803

Total	$566,803	$566,803

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,280,244	$1,280,244

Total	$1,280,244	$1,280,244

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$27,239,851

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,543,904
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,786,643

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 9%)*	Net Proceeds of Sales and Redemptions (affiliated 22%)*	Net Realized Gain (Loss)
$ 1,790,852	$6,486,215	$(1,933,268)

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,987,303
Aggregate gross unrealized depreciation	(15,949,787)

Net unrealized appreciation	$81,037,516

Federal income tax cost of investments in securities and derivative instruments, if applicable	$207,771,371

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $204,997,598)	$284,962,518
Repurchase Agreements (Cost $3,153,242)	3,153,242
Cash	10,201,991
Cash held as collateral at broker for futures	1,559,860
Dividends, interest and other receivables	363,528
Due from broker for futures variation margin	176,554
Securities lending income receivable	5,145
Other assets	3,271

Total assets	300,426,109

LIABILITIES
Payable for return of collateral on securities loaned	4,153,242
Investment management fees payable	96,448
Payable for Portfolio shares repurchased	61,942
Administrative fees payable	30,210
Accrued expenses	68,935

Total liabilities	4,410,777

NET ASSETS	$296,015,332

Net assets were comprised of:
Paid in capital	$229,208,749
Total distributable earnings (loss)	66,806,583

Net assets	$296,015,332

Class K
Net asset value, offering and redemption price per share, $296,015,332 / 38,375,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.71

(x)	Includes value of securities on loan of $7,691,049.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $124 foreign withholding tax)	$2,660,940
Interest	260,494
Securities lending (net)	34,838

Total income	2,956,272

EXPENSES
Investment management fees	648,687
Administrative fees	184,346
Custodian fees	39,415
Professional fees	31,657
Printing and mailing expenses	12,923
Trustees’ fees	4,535
Miscellaneous	8,286

Gross expenses	929,849
Less: Waiver from investment manager	(64,575)

Net expenses	865,274

NET INVESTMENT INCOME (LOSS)	2,090,998

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,342,009
Futures contracts	566,803

Net realized gain (loss)	1,908,812

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,539,580
Futures contracts	1,280,244

Net change in unrealized appreciation (depreciation)	19,819,824

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,728,636

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,819,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,090,998	$2,884,910
Net realized gain (loss)	1,908,812	(850,570)
Net change in unrealized appreciation (depreciation)	19,819,824	(53,332,686)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,819,634	(51,298,346)

Distributions to shareholders:
Class K	—	(11,299,006)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 26,333 and 7,231,293 shares, respectively ]	193,630	55,601,058
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,605,202 shares, respectively ]	—	11,299,006
Capital shares repurchased [ (1,845,387) and (4,257,019) shares, respectively]	(13,659,722)	(32,562,905)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,466,092)	34,337,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,353,542	(28,260,193)
NET ASSETS:
Beginning of period	285,661,790	313,921,983

End of period	$296,015,332	$285,661,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.11		$8.81	$8.12	$7.95	$6.60	$8.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.07	0.05	0.06	0.08	0.08
Net realized and unrealized gain (loss)	0.55		(1.48)	1.85	0.96	1.59	(1.04)

Total from investment operations	0.60		(1.41)	1.90	1.02	1.67	(0.96)

Less distributions:
Dividends from net investment income	—		(0.08)	(0.06)	(0.06)	(0.09)	(0.09)
Distributions from net realized gains	—		(0.21)	(1.15)	(0.79)	(0.23)	(0.66)
Return of capital	—		—	—	—	—	— #

Total dividends and distributions	—		(0.29)	(1.21)	(0.85)	(0.32)	(0.75)

Net asset value, end of period	$7.71		$7.11	$8.81	$8.12	$7.95	$6.60

Total return (b)	8.44%		(16.00)%	23.86%	13.46%	25.29%	(12.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$296,015		$285,662	$313,922	$296,877	$235,737	$172,193
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.64%		0.64%	0.62%	0.65%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.45%		0.96%	0.56%	0.88%	1.10%	1.00%
Before waivers (a)(f)	1.41%		0.92%	0.53%	0.84%	1.04%	0.95%
Portfolio turnover rate^	8	%(z)	20%	17%	23%	23%	22%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	15.7%
Health Care	15.3
Financials	13.6
Information Technology	12.3
Consumer Discretionary	9.5
Investment Companies	6.2
Energy	6.1
Real Estate	5.4
Materials	4.2
Consumer Staples	3.1
Utilities	2.7
Communication Services	2.3
Repurchase Agreements	1.6
Cash and Other	2.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class K
Actual	$1,000.00	$1,078.90	$3.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	6,164	$195,337
AST SpaceMobile, Inc., Class A (x)*	15,129	71,106
ATN International, Inc.	4,089	149,657
Bandwidth, Inc., Class A*	9,201	125,870
Charge Enterprises, Inc.*	49,467	48,478
Cogent Communications Holdings, Inc.	15,956	1,073,679
Consolidated Communications Holdings, Inc.*	25,689	98,389
EchoStar Corp., Class A*	11,814	204,855
Globalstar, Inc.*	245,889	265,560
IDT Corp., Class B*	5,613	145,096
Liberty Latin America Ltd., Class A*	10,039	87,841
Liberty Latin America Ltd., Class C*	59,402	512,045
Lumen Technologies, Inc. (x)	365,030	824,968
Ooma, Inc.*	9,713	145,404
Radius Global Infrastructure, Inc., Class A*	26,416	393,598

		4,341,883

Entertainment (0.4%)
Cinemark Holdings, Inc.*	40,618	670,197
IMAX Corp.*	17,766	301,845
Liberty Media Corp.-Liberty Braves, Class A (x)*	4,292	175,629
Liberty Media Corp.-Liberty Braves, Class C*	14,010	555,076
Lions Gate Entertainment Corp., Class A*	25,810	227,902
Lions Gate Entertainment Corp., Class B*	43,968	367,133
Loop Media, Inc. (x)*	9,103	21,756
Madison Square Garden Entertainment Corp.*	15,652	526,220
Marcus Corp. (The)	8,563	126,989
Playstudios, Inc.*	20,864	102,442
Reservoir Media, Inc.*	5,766	34,711
Sphere Entertainment Co.*	9,564	261,958
Vivid Seats, Inc., Class A*	12,936	102,453

		3,474,311

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	35,566	596,798
Cargurus, Inc., Class A*	37,034	838,079
Cars.com, Inc.*	25,124	497,958
DHI Group, Inc.*	10,568	40,475
Eventbrite, Inc., Class A*	26,172	249,943
EverQuote, Inc., Class A*	5,082	33,033
fuboTV, Inc. (x)*	68,504	142,488
Grindr, Inc. (x)*	12,820	70,895
Liberty TripAdvisor Holdings, Inc., Class B (x)*	176	8,207
MediaAlpha, Inc., Class A*	10,436	107,595
Nextdoor Holdings, Inc. (x)*	36,343	118,478
Outbrain, Inc.*	10,657	52,432
QuinStreet, Inc.*	19,485	172,053
Shutterstock, Inc.	8,896	432,968
System1, Inc. (x)*	6,185	27,833
TrueCar, Inc.*	31,868	72,022
Vimeo, Inc.*	54,057	222,715
Yelp, Inc., Class A*	25,340	922,629
Ziff Davis, Inc.*	16,753	1,173,715
ZipRecruiter, Inc., Class A*	26,720	474,547

		6,254,863

Media (0.7%)
Advantage Solutions, Inc.*	38,894	91,012
AMC Networks, Inc., Class A*	12,209	145,898
Boston Omaha Corp., Class A*	7,689	144,707
Cardlytics, Inc.*	12,396	78,343
Clear Channel Outdoor Holdings, Inc.*	135,095	185,080
Daily Journal Corp.*	336	97,198
Emerald Holding, Inc.*	3,898	15,982
Entravision Communications Corp., Class A	25,439	111,677
EW Scripps Co. (The), Class A*	24,645	225,502
Gambling.com Group Ltd.*	2,876	29,450
Gannett Co., Inc.*	34,494	77,611
Gray Television, Inc.	31,546	248,582
iHeartMedia, Inc., Class A*	39,842	145,025
Integral Ad Science Holding Corp.*	15,780	283,724
John Wiley & Sons, Inc., Class A	16,618	565,511
Magnite, Inc.*	49,736	678,896
PubMatic, Inc., Class A*	15,701	287,014
Quotient Technology, Inc.*	35,549	136,508
Scholastic Corp.	9,967	387,617
Sinclair, Inc.	13,594	187,869
Stagwell, Inc., Class A*	37,131	267,714
TechTarget, Inc.*	10,014	311,736
TEGNA, Inc.	85,971	1,396,169
Thryv Holdings, Inc.*	11,221	276,037
Townsquare Media, Inc., Class A (x)	2,916	34,730
Urban One, Inc.*	3,259	19,554
Urban One, Inc., Class A*	2,527	15,137
WideOpenWest, Inc.*	18,438	155,617

		6,599,900

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	23,561	400,773
Shenandoah Telecommunications Co.	19,875	386,171
Spok Holdings, Inc.	4,438	58,981
Telephone and Data Systems, Inc.	38,447	316,419

		1,162,344

Total Communication Services		21,833,301

Consumer Discretionary (9.5%)
Automobile Components (1.4%)
Adient plc*	36,346	1,392,779
American Axle & Manufacturing Holdings, Inc.*	41,944	346,877
Cooper-Standard Holdings, Inc.*	778	11,094
Dana, Inc.	50,681	861,577
Dorman Products, Inc.*	9,803	772,771
Fox Factory Holding Corp.*	16,159	1,753,413
Gentherm, Inc.*	12,325	696,486
Goodyear Tire & Rubber Co. (The)*	103,828	1,420,367
Holley, Inc. (x)*	18,022	73,710
LCI Industries	9,262	1,170,346
Luminar Technologies, Inc., Class A*	95,924	659,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Modine Manufacturing Co.*	18,656	$616,021
Patrick Industries, Inc.	7,785	622,800
Solid Power, Inc.*	38,698	98,293
Standard Motor Products, Inc.	7,794	292,431
Stoneridge, Inc.*	6,815	128,463
Visteon Corp.*	10,576	1,518,819
XPEL, Inc. (m)*	7,850	661,127

		13,097,331

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	69,091	389,674
Livewire Group, Inc. (x)*	3,073	36,292
Winnebago Industries, Inc.	11,280	752,263
Workhorse Group, Inc.*	36,735	32,018

		1,210,247

Broadline Retail (0.1%)
Big Lots, Inc.	7,448	65,766
ContextLogic, Inc., Class A (x)*	7,343	48,317
Dillard’s, Inc., Class A	1,405	458,423
Qurate Retail, Inc., Class B*	902	7,487

		579,993

Distributors (0.0%)†
Weyco Group, Inc.	1,482	39,554

Diversified Consumer Services (0.9%)
2U, Inc.*	28,108	113,275
Adtalem Global Education, Inc.*	16,612	570,456
Carriage Services, Inc., Class A	4,994	162,155
Chegg, Inc.*	44,005	390,764
Coursera, Inc.*	45,724	595,327
Duolingo, Inc., Class A*	10,389	1,485,004
European Wax Center, Inc., Class A*	8,526	158,839
Frontdoor, Inc.*	30,260	965,294
Graham Holdings Co., Class B	1,437	821,217
Laureate Education, Inc.	48,332	584,334
Lincoln Educational Services Corp.*	5,914	39,860
Nerdy, Inc.*	14,131	58,926
OneSpaWorld Holdings Ltd.*	25,619	309,990
Perdoceo Education Corp.*	25,458	312,370
Rover Group, Inc., Class A*	32,804	161,068
Strategic Education, Inc.	8,391	569,246
Stride, Inc.*	16,459	612,769
Udemy, Inc.*	31,066	333,338
Universal Technical Institute, Inc.*	8,040	55,556
WW International, Inc.*	12,938	86,943

		8,386,731

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc., Class A*	19,467	205,571
Bally’s Corp.*	8,966	139,511
Biglari Holdings, Inc., Class B*	261	51,453
BJ’s Restaurants, Inc.*	8,367	266,071
Bloomin’ Brands, Inc.	35,021	941,715
Bluegreen Vacations Holding Corp., Class A	5,301	188,981
Bowlero Corp. (x)*	13,902	161,819
Brinker International, Inc.*	16,244	594,530
Carrols Restaurant Group, Inc.*	9,176	46,247
Century Casinos, Inc.*	7,054	50,083
Cheesecake Factory, Inc. (The) (x)	18,372	635,304
Chuy’s Holdings, Inc.*	6,667	272,147
Cracker Barrel Old Country Store, Inc. (x)	8,424	784,948
Dave & Buster’s Entertainment, Inc.*	16,115	718,084
Denny’s Corp.*	17,825	219,604
Dine Brands Global, Inc.	6,508	377,659
El Pollo Loco Holdings, Inc.	7,147	62,679
Everi Holdings, Inc.*	34,283	495,732
Fiesta Restaurant Group, Inc.*	4,420	35,095
First Watch Restaurant Group, Inc.*	7,329	123,860
Full House Resorts, Inc.*	8,508	57,004
Global Business Travel Group I*	8,057	58,252
Golden Entertainment, Inc.*	7,206	301,211
Hilton Grand Vacations, Inc.*	31,131	1,414,593
Inspired Entertainment, Inc.*	5,270	77,522
International Game Technology plc	39,230	1,251,045
Jack in the Box, Inc.	7,809	761,612
Krispy Kreme, Inc.	31,845	469,077
Kura Sushi USA, Inc., Class A*	1,256	116,745
Life Time Group Holdings, Inc.*	17,043	335,236
Light & Wonder, Inc.*	33,618	2,311,574
Lindblad Expeditions Holdings, Inc.*	9,126	99,291
Monarch Casino & Resort, Inc.	4,985	351,193
Mondee Holdings, Inc., Class A (x)*	11,336	101,004
Nathan’s Famous, Inc.	704	55,292
Noodles & Co., Class A*	12,458	42,108
ONE Group Hospitality, Inc. (The)*	4,880	35,722
Papa John’s International, Inc.	12,846	948,420
PlayAGS, Inc.*	9,222	52,104
Portillo’s, Inc., Class A*	15,379	346,489
Potbelly Corp. (x)*	6,517	57,219
RCI Hospitality Holdings, Inc.	2,859	217,255
Red Robin Gourmet Burgers, Inc.*	3,963	54,808
Red Rock Resorts, Inc., Class A	18,194	851,115
Rush Street Interactive, Inc.*	16,472	51,393
Sabre Corp.*	122,509	390,804
SeaWorld Entertainment, Inc.*	15,009	840,654
Shake Shack, Inc., Class A*	13,937	1,083,184
Six Flags Entertainment Corp.*	26,166	679,793
Super Group SGHC Ltd. (x)*	37,381	108,405
Sweetgreen, Inc., Class A*	31,784	407,471
Target Hospitality Corp.*	13,395	179,761
Xponential Fitness, Inc., Class A*	5,194	89,596

		20,568,045

Household Durables (2.0%)
Beazer Homes USA, Inc.*	7,553	213,674
Cavco Industries, Inc.*	3,195	942,525
Century Communities, Inc.	11,180	856,612
Cricut, Inc., Class A (x)	17,313	211,219
Dream Finders Homes, Inc., Class A (x)*	6,866	168,835
Ethan Allen Interiors, Inc.	5,865	165,862
GoPro, Inc., Class A*	50,347	208,436
Green Brick Partners, Inc.*	9,691	550,449
Helen of Troy Ltd.*	9,049	977,473
Hooker Furnishings Corp.	2,745	51,222
Hovnanian Enterprises, Inc., Class A*	1,170	116,076
Installed Building Products, Inc.	8,612	1,207,058
iRobot Corp.*	11,403	515,986
KB Home	27,418	1,417,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Landsea Homes Corp.*	2,993	$27,955
La-Z-Boy, Inc.	16,979	486,278
Legacy Housing Corp. (x)*	4,431	102,755
LGI Homes, Inc.*	8,019	1,081,683
Lovesac Co. (The)*	3,573	96,292
M.D.C. Holdings, Inc.	22,941	1,072,950
M/I Homes, Inc.*	10,895	949,935
Meritage Homes Corp.	13,263	1,886,927
Purple Innovation, Inc., Class A	20,690	57,518
Skyline Champion Corp.*	20,167	1,319,930
Snap One Holdings Corp.*	5,283	61,547
Sonos, Inc.*	49,004	800,235
Taylor Morrison Home Corp., Class A*	39,777	1,939,924
Traeger, Inc.*	8,795	37,379
Tri Pointe Homes, Inc.*	36,186	1,189,072
United Homes Group, Inc. (x)*	1,537	17,153
Vizio Holding Corp., Class A*	25,840	174,420
VOXX International Corp., Class A*	3,470	43,306
Vuzix Corp. (x)*	14,738	75,164

		19,023,635

Leisure Products (0.4%)
Acushnet Holdings Corp.	11,310	618,431
AMMO, Inc. (x)*	22,874	48,722
Clarus Corp.	7,346	67,143
Escalade, Inc.	2,486	33,188
Funko, Inc., Class A*	11,281	122,060
JAKKS Pacific, Inc.*	1,804	36,026
Johnson Outdoors, Inc., Class A	1,752	107,660
Latham Group, Inc.*	16,800	62,328
Malibu Boats, Inc., Class A*	8,667	508,406
Marine Products Corp. (x)	4,842	81,636
MasterCraft Boat Holdings, Inc.*	4,352	133,389
Smith & Wesson Brands, Inc.	16,694	217,690
Solo Brands, Inc., Class A*	5,482	31,028
Sturm Ruger & Co., Inc.	6,979	369,608
Topgolf Callaway Brands Corp.*	51,959	1,031,386
Vista Outdoor, Inc.*	21,163	585,580

		4,054,281

Specialty Retail (2.1%)
1-800-Flowers.com, Inc., Class A*	5,845	45,591
Aaron’s Co., Inc. (The)	12,340	174,488
Abercrombie & Fitch Co., Class A*	19,218	724,134
Academy Sports & Outdoors, Inc.	28,156	1,521,832
American Eagle Outfitters, Inc.	65,664	774,835
America’s Car-Mart, Inc.*	1,460	145,679
Arko Corp.	32,091	255,123
Asbury Automotive Group, Inc.*	8,094	1,945,959
BARK, Inc.*	27,337	36,358
Big 5 Sporting Goods Corp.	4,968	45,507
Boot Barn Holdings, Inc.*	10,707	906,776
Buckle, Inc. (The)	10,899	377,105
Build-A-Bear Workshop, Inc.	3,273	70,108
Caleres, Inc.	12,990	310,851
Camping World Holdings, Inc., Class A (x)	15,393	463,329
CarParts.com, Inc.*	14,103	59,938
Carvana Co., Class A (x)*	14,711	381,309
Cato Corp. (The), Class A	4,297	34,505
Chico’s FAS, Inc.*	31,142	166,610
Children’s Place, Inc. (The)*	2,737	63,526
Designer Brands, Inc., Class A (x)	12,329	124,523
Destination XL Group, Inc.*	13,743	67,341
Duluth Holdings, Inc., Class B*	2,642	16,592
Envela Corp.*	1,894	13,940
EVgo, Inc., Class A*	18,455	73,820
Foot Locker, Inc. (x)	30,219	819,237
Franchise Group, Inc.	8,978	257,130
Genesco, Inc.*	4,695	117,563
Group 1 Automotive, Inc.	5,207	1,343,927
GrowGeneration Corp.*	21,948	74,623
Guess?, Inc.	11,089	215,681
Haverty Furniture Cos., Inc.	3,655	110,454
Hibbett, Inc.	3,123	113,334
J Jill, Inc.*	1,136	24,344
Lands’ End, Inc.*	6,902	53,560
Lazydays Holdings, Inc. (x)*	3,162	36,553
Leslie’s, Inc.*	64,331	604,068
MarineMax, Inc.*	5,302	181,116
Monro, Inc.	12,550	509,906
National Vision Holdings, Inc.*	30,616	743,663
ODP Corp. (The)*	13,511	632,585
OneWater Marine, Inc., Class A*	2,882	104,444
Overstock.com, Inc.*	15,932	518,905
PetMed Express, Inc. (x)	5,133	70,784
Rent the Runway, Inc., Class A*	10,335	20,463
Revolve Group, Inc., Class A (x)*	15,169	248,772
Sally Beauty Holdings, Inc.*	39,540	488,319
Shoe Carnival, Inc.	4,051	95,117
Signet Jewelers Ltd.	16,536	1,079,139
Sleep Number Corp.*	8,023	218,867
Sonic Automotive, Inc., Class A	6,420	306,041
Sportsman’s Warehouse Holdings, Inc.*	8,730	49,761
Stitch Fix, Inc., Class A*	31,884	122,753
ThredUp, Inc., Class A (x)*	18,124	44,223
Tile Shop Holdings, Inc.*	7,194	39,855
Tilly’s, Inc., Class A*	5,057	35,450
Torrid Holdings, Inc.*	2,952	8,295
Upbound Group, Inc.	19,418	604,482
Urban Outfitters, Inc.*	24,243	803,171
Warby Parker, Inc., Class A*	31,303	365,932
Winmark Corp.	996	331,140
Zumiez, Inc.*	4,614	76,869

		20,270,305

Textiles, Apparel & Luxury Goods (0.4%)
Allbirds, Inc., Class A*	20,349	25,640
Fossil Group, Inc.*	12,661	32,539
G-III Apparel Group Ltd.*	15,794	304,350
Hanesbrands, Inc.	127,477	578,746
Kontoor Brands, Inc. (x)	20,230	851,683
Movado Group, Inc.	5,949	159,612
Oxford Industries, Inc.	6,107	601,051
Rocky Brands, Inc.	1,460	30,660
Steven Madden Ltd.	29,226	955,398
Vera Bradley, Inc.*	6,550	41,854
Wolverine World Wide, Inc.	32,218	473,282

		4,054,815

Total Consumer Discretionary		91,284,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.1%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	1,725	$1,097,135
Duckhorn Portfolio, Inc. (The)*	16,535	214,459
MGP Ingredients, Inc.	5,662	601,757
National Beverage Corp.*	10,060	486,401
Primo Water Corp.	58,778	737,076
Vita Coco Co., Inc. (The)*	10,418	279,932
Zevia PBC, Class A*	6,226	26,834

		3,443,594

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	11,847	546,739
Chefs’ Warehouse, Inc. (The)*	12,473	446,034
HF Foods Group, Inc.*	9,664	45,324
Ingles Markets, Inc., Class A	5,217	431,185
Natural Grocers by Vitamin Cottage, Inc.	2,303	28,235
PriceSmart, Inc.	9,836	728,454
SpartanNash Co.	13,223	297,650
Sprouts Farmers Market, Inc.*	38,382	1,409,771
United Natural Foods, Inc.*	21,661	423,472
Village Super Market, Inc., Class A	2,395	54,654
Weis Markets, Inc.	6,009	385,838

		4,797,356

Food Products (1.0%)
Alico, Inc.	1,779	45,293
B&G Foods, Inc.	25,358	352,983
Benson Hill, Inc.*	48,616	63,201
Beyond Meat, Inc. (x)*	23,091	299,721
BRC, Inc., Class A (x)*	9,310	48,040
Calavo Growers, Inc.	5,166	149,917
Cal-Maine Foods, Inc.	14,047	632,115
Dole plc	25,907	350,263
Forafric Global plc (x)*	1,304	14,305
Fresh Del Monte Produce, Inc.	10,406	267,538
Hain Celestial Group, Inc. (The)*	31,139	389,549
Hostess Brands, Inc., Class A*	50,984	1,290,915
J & J Snack Foods Corp.	5,444	862,112
John B Sanfilippo & Son, Inc.	3,211	376,554
Lancaster Colony Corp.	7,086	1,424,924
Limoneira Co. (x)	4,371	68,013
Mission Produce, Inc.*	12,834	155,548
Seneca Foods Corp., Class A*	1,261	41,209
Simply Good Foods Co. (The)*	32,590	1,192,468
Sovos Brands, Inc.*	14,915	291,737
SunOpta, Inc.*	35,878	240,024
TreeHouse Foods, Inc.*	19,536	984,224
Utz Brands, Inc.	24,167	395,372
Vital Farms, Inc.*	7,626	91,436
Westrock Coffee Co. (x)*	7,092	77,090

		10,104,551

Household Products (0.3%)
Central Garden & Pet Co.*	2,506	97,157
Central Garden & Pet Co., Class A*	16,295	594,116
Energizer Holdings, Inc.	26,735	897,761
Oil-Dri Corp. of America	1,226	72,322
WD-40 Co.	4,935	930,988

		2,592,344

Personal Care Products (0.8%)
Beauty Health Co. (The)*	32,970	275,959
BellRing Brands, Inc.*	48,805	1,786,263
e.l.f. Beauty, Inc.*	18,207	2,079,786
Edgewell Personal Care Co.	19,506	805,793
Herbalife Ltd.*	36,511	483,406
Inter Parfums, Inc.	6,593	891,571
Medifast, Inc.	4,115	379,238
Nature’s Sunshine Products, Inc.*	2,912	39,749
Nu Skin Enterprises, Inc., Class A	18,801	624,193
Thorne HealthTech, Inc.*	1,888	8,874
USANA Health Sciences, Inc.*	4,183	263,696
Waldencast plc, Class A (x)*	5,004	38,681

		7,677,209

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	762	6,949
Turning Point Brands, Inc.	4,277	102,691
Universal Corp.	9,858	492,309
Vector Group Ltd.	58,736	752,408

		1,354,357

Total Consumer Staples		29,969,411

Energy (6.1%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	50,839	521,100
Atlas Energy Solutions, Inc., Class A	6,875	119,350
Borr Drilling Ltd. (x)*	80,158	603,590
Bristow Group, Inc., Class A*	9,079	260,840
Cactus, Inc., Class A	22,749	962,738
ChampionX Corp.	74,420	2,309,997
Core Laboratories, Inc.	16,981	394,808
Diamond Offshore Drilling, Inc.*	37,435	533,074
DMC Global, Inc.*	7,754	137,711
Dril-Quip, Inc.*	13,322	310,003
Expro Group Holdings NV*	31,059	550,366
Forum Energy Technologies, Inc.*	2,449	62,670
Helix Energy Solutions Group, Inc.*	52,973	390,941
Helmerich & Payne, Inc.	38,501	1,364,860
KLX Energy Services Holdings, Inc. (x)*	3,163	30,776
Liberty Energy, Inc., Class A	59,414	794,365
Mammoth Energy Services, Inc.*	5,817	28,096
Nabors Industries Ltd.*	3,354	312,023
Newpark Resources, Inc.*	30,967	161,957
NexTier Oilfield Solutions, Inc. (x)*	73,137	653,845
Noble Corp. plc*	38,988	1,610,594
Oceaneering International, Inc.*	37,237	696,332
Oil States International, Inc.*	15,751	117,660
Patterson-UTI Energy, Inc.	76,898	920,469
ProFrac Holding Corp., Class A*	12,127	135,337
ProPetro Holding Corp.*	34,028	280,391
Ranger Energy Services, Inc., Class A*	3,879	39,721
RPC, Inc.	27,329	195,402
SEACOR Marine Holdings, Inc. (x)*	6,014	68,740
Seadrill Ltd.*	18,304	755,406
Select Water Solutions, Inc., Class A	26,602	215,476
Solaris Oilfield Infrastructure, Inc., Class A	8,716	72,604
TETRA Technologies, Inc.*	32,673	110,435
Tidewater, Inc.*	16,875	935,550
US Silica Holdings, Inc.*	28,782	349,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Valaris Ltd.*	22,595	$1,421,903
Weatherford International plc*	26,277	1,745,318

		20,173,574

Oil, Gas & Consumable Fuels (4.0%)
Amplify Energy Corp.*	8,585	58,120
Arch Resources, Inc.	6,472	729,783
Ardmore Shipping Corp.	10,258	126,686
Berry Corp.	19,377	133,314
California Resources Corp.	26,445	1,197,694
Callon Petroleum Co. (x)*	22,185	778,028
Centrus Energy Corp., Class A*	2,784	90,647
Chord Energy Corp.	15,354	2,361,445
Civitas Resources, Inc.	25,937	1,799,250
Clean Energy Fuels Corp.*	61,794	306,498
CNX Resources Corp.*	59,794	1,059,550
Comstock Resources, Inc. (x)	34,528	400,525
CONSOL Energy, Inc.	12,484	846,540
Crescent Energy Co., Class A (x)	9,551	99,521
CVR Energy, Inc. (x)	11,154	334,174
Delek US Holdings, Inc.	27,183	651,033
Denbury, Inc.*	18,967	1,636,093
DHT Holdings, Inc.	50,235	428,505
Dorian LPG Ltd.	11,417	292,846
Earthstone Energy, Inc., Class A (x)*	20,068	286,772
Empire Petroleum Corp.*	2,543	23,141
Encore Energy Corp.*	35,356	85,208
Energy Fuels, Inc.*	57,982	361,808
Enviva, Inc. (x)	14,738	159,907
Equitrans Midstream Corp.	161,037	1,539,514
Evolution Petroleum Corp. (x)	7,875	63,551
Excelerate Energy, Inc., Class A	4,322	87,866
FLEX LNG Ltd.	10,680	326,060
Gevo, Inc. (x)*	83,085	126,289
Golar LNG Ltd.	37,475	755,871
Granite Ridge Resources, Inc. (x)	8,597	56,998
Green Plains, Inc.*	17,330	558,719
Gulfport Energy Corp.*	3,909	410,719
Hallador Energy Co.*	5,704	48,883
HighPeak Energy, Inc. (x)	5,757	62,636
International Seaways, Inc.	15,538	594,173
Kinetik Holdings, Inc., Class A	6,416	225,458
Kosmos Energy Ltd.*	167,337	1,002,349
Magnolia Oil & Gas Corp., Class A	63,861	1,334,695
Matador Resources Co.	42,631	2,230,454
Murphy Oil Corp.	56,088	2,148,170
NACCO Industries, Inc., Class A	1,204	41,731
NextDecade Corp. (x)*	18,249	149,824
Nordic American Tankers Ltd.	69,273	254,232
Northern Oil and Gas, Inc.	27,211	933,882
Overseas Shipholding Group, Inc., Class A*	14,412	60,098
Par Pacific Holdings, Inc.*	19,506	519,055
PBF Energy, Inc., Class A	42,558	1,742,325
Peabody Energy Corp.	43,744	947,495
Permian Resources Corp., Class A	92,082	1,009,219
PrimeEnergy Resources Corp.*	185	17,026
REX American Resources Corp.*	5,745	199,983
Riley Exploration Permian, Inc.	2,909	103,910
Ring Energy, Inc.*	29,946	51,208
SandRidge Energy, Inc.	10,368	158,112
Scorpio Tankers, Inc.	18,964	895,670
SFL Corp. Ltd.	41,627	388,380
SilverBow Resources, Inc. (x)*	6,515	189,717
Sitio Royalties Corp., Class A (x)	28,455	747,513
SM Energy Co.	44,196	1,397,919
Talos Energy, Inc.*	40,505	561,804
Teekay Corp.*	17,855	107,844
Teekay Tankers Ltd., Class A	8,180	312,721
Tellurian, Inc. (x)*	193,534	272,883
Uranium Energy Corp. (x)*	123,743	420,726
VAALCO Energy, Inc.	26,787	100,719
Verde Clean Fuels, Inc. (x)*	1,072	6,979
Vertex Energy, Inc.*	16,861	105,381
Vital Energy, Inc.*	5,918	267,198
Vitesse Energy, Inc. (x)	9,811	219,766
W&T Offshore, Inc.*	41,977	162,451
World Kinect Corp.	25,072	518,489

		38,683,753

Total Energy		58,857,327

Financials (13.6%)
Banks (7.0%)
1st Source Corp.	5,714	239,588
ACNB Corp.	2,078	68,927
Amalgamated Financial Corp.	7,435	119,629
Amerant Bancorp, Inc., Class A	9,357	160,847
American National Bankshares, Inc.	2,987	86,563
Ameris Bancorp	25,253	863,905
Ames National Corp.	2,150	38,764
Arrow Financial Corp.	4,702	94,698
Associated Banc-Corp.	57,154	927,609
Atlantic Union Bankshares Corp.	27,913	724,342
Axos Financial, Inc.*	21,277	839,165
Banc of California, Inc.	19,787	229,133
BancFirst Corp.	7,605	699,660
Bancorp, Inc. (The)*	20,559	671,251
Bank First Corp. (x)	3,051	253,843
Bank of Hawaii Corp.	9,290	383,027
Bank of Marin Bancorp	3,984	70,397
Bank of NT Butterfield & Son Ltd. (The)	18,744	512,836
Bank7 Corp.	932	22,862
BankUnited, Inc.	28,728	619,088
Bankwell Financial Group, Inc.	1,470	35,839
Banner Corp.	13,495	589,327
Bar Harbor Bankshares	4,234	104,326
BayCom Corp.	3,059	51,024
BCB Bancorp, Inc.	3,765	44,201
Berkshire Hills Bancorp, Inc.	16,880	349,922
Blue Foundry Bancorp*	6,057	61,236
Blue Ridge Bankshares, Inc.	4,151	36,736
Bridgewater Bancshares, Inc.*	7,265	71,560
Brookline Bancorp, Inc.	27,325	238,820
Burke & Herbert Financial Services Corp. (x)	1,797	115,367
Business First Bancshares, Inc.	7,394	111,428
Byline Bancorp, Inc.	9,076	164,185
C&F Financial Corp. (x)	820	44,034
Cadence Bank	68,400	1,343,376
Cambridge Bancorp	2,499	135,721
Camden National Corp.	5,177	160,332
Capital Bancorp, Inc.	3,142	56,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Capital City Bank Group, Inc.	4,714	$144,437
Capitol Federal Financial, Inc.	52,426	323,468
Capstar Financial Holdings, Inc.	5,424	66,552
Carter Bankshares, Inc.*	7,477	110,585
Cathay General Bancorp	26,649	857,831
Central Pacific Financial Corp.	6,669	104,770
Central Valley Community Bancorp	2,495	38,548
Chemung Financial Corp.	875	33,609
ChoiceOne Financial Services, Inc. (x)	1,744	40,112
Citizens & Northern Corp.	4,736	91,405
Citizens Financial Services, Inc. (x)	1,084	80,725
City Holding Co.	6,100	548,939
Civista Bancshares, Inc.	4,536	78,926
CNB Financial Corp.	5,781	102,035
Coastal Financial Corp.*	4,079	153,574
Codorus Valley Bancorp, Inc.	2,395	46,966
Colony Bankcorp, Inc.	4,123	38,839
Columbia Financial, Inc.*	10,076	174,214
Community Bank System, Inc.	19,887	932,303
Community Financial Corp. (The) (x)	1,281	34,702
Community Trust Bancorp, Inc.	5,089	181,016
ConnectOne Bancorp, Inc.	12,943	214,724
CrossFirst Bankshares, Inc.*	15,187	151,870
Customers Bancorp, Inc.*	10,948	331,286
CVB Financial Corp.	49,074	651,703
Dime Community Bancshares, Inc.	11,536	203,380
Eagle Bancorp, Inc.	11,539	244,165
Eastern Bankshares, Inc.	59,284	727,415
Enterprise Bancorp, Inc.	2,916	84,389
Enterprise Financial Services Corp.	12,878	503,530
Equity Bancshares, Inc., Class A	4,468	101,781
Esquire Financial Holdings, Inc.	1,715	78,444
ESSA Bancorp, Inc.	2,169	32,427
Evans Bancorp, Inc.	1,308	32,608
Farmers & Merchants Bancorp, Inc.	3,392	76,354
Farmers National Banc Corp. (x)	11,467	141,847
FB Financial Corp.	13,018	365,155
Fidelity D&D Bancorp, Inc. (x)	1,164	56,559
Financial Institutions, Inc.	4,409	69,398
First Bancorp (Nasdaq Stock Exchange)	13,835	411,591
First Bancorp	70,060	856,133
First Bancorp, Inc. (The)	3,237	78,789
First Bancshares, Inc. (The)	10,989	283,956
First Bank (x)	6,479	67,252
First Busey Corp.	20,328	408,593
First Business Financial Services, Inc.	1,962	57,859
First Commonwealth Financial Corp.	39,836	503,925
First Community Bankshares, Inc.	5,743	170,739
First Community Corp.	1,840	31,942
First Financial Bancorp	34,945	714,276
First Financial Bankshares, Inc.	47,830	1,362,677
First Financial Corp.	4,146	134,621
First Foundation, Inc.	17,938	71,214
First Interstate BancSystem, Inc., Class A	31,022	739,564
First Merchants Corp.	21,572	608,978
First Mid Bancshares, Inc.	6,671	161,038
First of Long Island Corp. (The)	5,528	66,447
First Western Financial, Inc.*	2,001	37,219
Five Star Bancorp	3,190	71,360
Flushing Financial Corp.	9,336	114,739
FS Bancorp, Inc.	1,655	49,766
Fulton Financial Corp.	59,862	713,555
FVCBankcorp, Inc.*	4,003	43,112
German American Bancorp, Inc.	9,187	249,703
Glacier Bancorp, Inc.	41,568	1,295,675
Great Southern Bancorp, Inc. (x)	3,159	160,256
Greene County Bancorp, Inc. (x)	1,936	57,693
Guaranty Bancshares, Inc.	2,537	68,702
Hancock Whitney Corp.	32,849	1,260,745
Hanmi Financial Corp.	9,622	143,656
HarborOne Bancorp, Inc.	14,080	122,214
HBT Financial, Inc.	5,862	108,095
Heartland Financial USA, Inc.	15,048	419,388
Heritage Commerce Corp.	17,810	147,467
Heritage Financial Corp.	12,899	208,577
Hilltop Holdings, Inc.	18,897	594,500
Hingham Institution For Savings (The) (x)	471	100,408
Home Bancorp, Inc.	2,114	70,206
Home BancShares, Inc.	70,001	1,596,023
HomeStreet, Inc.	5,187	30,707
HomeTrust Bancshares, Inc.	3,952	82,557
Hope Bancorp, Inc.	43,092	362,835
Horizon Bancorp, Inc.	14,904	155,151
Independent Bank Corp.	4,969	84,274
Independent Bank Corp./MA	16,811	748,258
Independent Bank Group, Inc.	13,503	466,259
International Bancshares Corp.	19,927	880,773
John Marshall Bancorp, Inc. (x)	3,112	62,520
Kearny Financial Corp.	19,721	139,033
Lakeland Bancorp, Inc.	23,027	308,332
Lakeland Financial Corp.	9,303	451,382
LCNB Corp.	2,640	38,966
Live Oak Bancshares, Inc.	12,774	336,084
Luther Burbank Corp.	5,861	52,280
Macatawa Bank Corp.	8,786	81,534
MainStreet Bancshares, Inc. (x)	1,739	39,406
Mercantile Bank Corp.	4,605	127,190
Metrocity Bankshares, Inc.	5,109	91,400
Metropolitan Bank Holding Corp.*	2,663	92,486
Mid Penn Bancorp, Inc.	4,145	91,522
Middlefield Banc Corp.	1,962	52,582
Midland States Bancorp, Inc.	5,614	111,775
MidWestOne Financial Group, Inc.	4,080	87,190
MVB Financial Corp.	2,877	60,647
National Bank Holdings Corp., Class A	10,508	305,152
National Bankshares, Inc. (x)	1,442	42,092
NBT Bancorp, Inc.	15,301	487,337
Nicolet Bankshares, Inc.	4,261	289,364
Northeast Bank	1,937	80,715
Northeast Community Bancorp, Inc.	3,342	49,729
Northfield Bancorp, Inc.	13,437	147,538
Northwest Bancshares, Inc.	48,411	513,157
Norwood Financial Corp.	1,843	54,424
Oak Valley Bancorp	1,681	42,344
OceanFirst Financial Corp.	23,582	368,351
OFG Bancorp	19,086	497,763
Old National Bancorp	107,691	1,501,213
Old Second Bancorp, Inc.	13,465	175,853

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Orange County Bancorp, Inc. (x)	1,275	$47,175
Origin Bancorp, Inc.	9,891	289,806
Orrstown Financial Services, Inc.	3,351	64,172
Pacific Premier Bancorp, Inc.	34,471	712,860
PacWest Bancorp (x)	43,427	353,930
Park National Corp.	5,734	586,703
Parke Bancorp, Inc.	2,611	44,361
Pathward Financial, Inc.	10,626	492,621
PCB Bancorp	2,724	40,070
Peapack-Gladstone Financial Corp.	6,251	169,277
Penns Woods Bancorp, Inc. (x)	1,711	42,826
Peoples Bancorp, Inc.	11,400	302,670
Peoples Financial Services Corp.	2,179	95,418
Pioneer Bancorp, Inc.*	3,066	27,441
Plumas Bancorp	1,365	48,717
Ponce Financial Group, Inc.*	5,108	44,389
Preferred Bank	4,533	249,270
Premier Financial Corp.	14,416	230,944
Primis Financial Corp.	5,660	47,657
Princeton Bancorp, Inc.	1,269	34,669
Provident Financial Services, Inc.	27,603	451,033
QCR Holdings, Inc.	5,956	244,375
RBB Bancorp	5,106	60,966
Red River Bancshares, Inc.	1,641	80,639
Renasant Corp.	21,872	571,515
Republic Bancorp, Inc., Class A	3,393	144,202
S&T Bancorp, Inc.	16,282	442,708
Sandy Spring Bancorp, Inc.	16,410	372,179
Seacoast Banking Corp. of Florida	27,180	600,678
ServisFirst Bancshares, Inc.	18,661	763,608
Shore Bancshares, Inc.	4,458	51,534
Sierra Bancorp	4,094	69,475
Simmons First National Corp., Class A	45,209	779,855
SmartFinancial, Inc.	4,754	102,259
South Plains Financial, Inc.	3,603	81,104
Southern First Bancshares, Inc.*	1,801	44,575
Southern Missouri Bancorp, Inc.	2,096	80,591
Southern States Bancshares, Inc. (x)	1,873	39,520
Southside Bancshares, Inc.	13,241	346,385
SouthState Corp.	28,198	1,855,428
Stellar Bancorp, Inc.	16,917	387,230
Sterling Bancorp, Inc.*	4,928	26,956
Stock Yards Bancorp, Inc.	9,695	439,862
Summit Financial Group, Inc.	3,403	70,306
Texas Capital Bancshares, Inc.*	18,067	930,450
Third Coast Bancshares, Inc.*	3,304	52,434
Timberland Bancorp, Inc.	1,885	48,218
Tompkins Financial Corp.	5,664	315,485
Towne Bank	25,542	593,596
TriCo Bancshares	12,230	406,036
Triumph Financial, Inc.*	9,342	567,246
TrustCo Bank Corp.	6,187	177,010
Trustmark Corp.	22,919	484,049
UMB Financial Corp.	16,462	1,002,536
United Bankshares, Inc.	49,174	1,458,993
United Community Banks, Inc.	39,442	985,656
Unity Bancorp, Inc.	1,829	43,146
Univest Financial Corp.	9,844	177,980
USCB Financial Holdings, Inc.*	2,414	24,623
Valley National Bancorp	158,643	1,229,483
Veritex Holdings, Inc.	20,944	375,526
Virginia National Bankshares Corp.	1,180	37,937
Washington Federal, Inc.	24,695	654,911
Washington Trust Bancorp, Inc.	4,225	113,272
WesBanco, Inc.	21,797	558,221
West Bancorp, Inc.	4,648	85,570
Westamerica Bancorp	10,876	416,551
WSFS Financial Corp.	22,962	866,127

		67,180,872

Capital Markets (1.3%)
AlTi Global, Inc. (x)*	5,251	40,223
Artisan Partners Asset Management, Inc., Class A (x)	24,296	955,076
AssetMark Financial Holdings, Inc.*	6,673	197,921
Avantax, Inc.*	15,529	347,539
B Riley Financial, Inc. (x)	7,369	338,827
Bakkt Holdings, Inc.*	20,941	25,757
BGC Partners, Inc., Class A	130,390	577,628
Brightsphere Investment Group, Inc.	11,435	239,563
Cohen & Steers, Inc.	10,465	606,865
Diamond Hill Investment Group, Inc.	935	160,165
Donnelley Financial Solutions, Inc.*	9,780	445,283
Focus Financial Partners, Inc., Class A*	22,471	1,179,952
Forge Global Holdings, Inc. (x)*	27,435	66,667
GCM Grosvenor, Inc., Class A	10,640	80,226
Hamilton Lane, Inc., Class A	13,941	1,115,001
MarketWise, Inc.	8,613	17,226
Moelis & Co., Class A	24,511	1,111,329
Open Lending Corp.*	38,058	399,990
P10, Inc., Class A (x)	12,725	143,792
Patria Investments Ltd., Class A	19,692	281,596
Perella Weinberg Partners, Class A	15,345	127,824
Piper Sandler Cos.	6,834	883,363
PJT Partners, Inc., Class A	8,988	625,924
Sculptor Capital Management, Inc., Class A	9,795	86,490
Silvercrest Asset Management Group, Inc., Class A	2,383	48,256
StepStone Group, Inc., Class A	20,192	500,963
StoneX Group, Inc.*	6,785	563,698
Value Line, Inc.	1,173	53,841
Victory Capital Holdings, Inc., Class A	10,032	316,409
Virtus Investment Partners, Inc.	2,847	562,197
WisdomTree, Inc.	50,860	348,900

		12,448,491

Consumer Finance (0.8%)
Atlanticus Holdings Corp. (x)*	1,441	60,537
Bread Financial Holdings, Inc.	14,928	468,590
Consumer Portfolio Services, Inc.*	2,314	27,004
Encore Capital Group, Inc.*	9,415	457,757
Enova International, Inc.*	12,492	663,575
FirstCash Holdings, Inc.	14,457	1,349,272
Green Dot Corp., Class A*	20,172	378,023
LendingClub Corp.*	39,043	380,669
LendingTree, Inc.*	2,446	54,081
Navient Corp.	36,719	682,239
Nelnet, Inc., Class A	5,955	574,538
NerdWallet, Inc., Class A*	17,170	161,570
OppFi, Inc. (x)*	882	1,799
PRA Group, Inc.*	14,452	330,228
PROG Holdings, Inc.*	19,168	615,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Regional Management Corp.	1,913	$58,347
Upstart Holdings, Inc. (x)*	26,103	934,749
World Acceptance Corp.*	1,433	192,036

		7,390,690

Financial Services (1.9%)
Acacia Research Corp. (x)*	9,490	39,478
Alerus Financial Corp.	5,046	90,727
A-Mark Precious Metals, Inc.	5,848	218,920
AvidXchange Holdings, Inc.*	54,316	563,800
Banco Latinoamericano de Comercio Exterior SA, Class E	8,278	182,613
Cannae Holdings, Inc.*	27,871	563,273
Cantaloupe, Inc.*	17,531	139,547
Cass Information Systems, Inc.	4,839	187,656
Compass Diversified Holdings	22,885	496,376
Enact Holdings, Inc.	11,239	282,436
Essent Group Ltd.	38,754	1,813,687
Evertec, Inc.	22,639	833,794
Federal Agricultural Mortgage Corp., Class C	3,439	494,322
Finance of America Cos., Inc., Class A*	13,340	25,479
Flywire Corp.*	34,794	1,080,006
Home Point Capital, Inc.*	4,299	9,974
I3 Verticals, Inc., Class A*	7,502	171,496
International Money Express, Inc.*	11,567	283,739
Jackson Financial, Inc., Class A	29,135	891,822
Marqeta, Inc., Class A*	173,133	843,158
Merchants Bancorp	6,000	153,480
Mr Cooper Group, Inc.*	25,632	1,298,004
NewtekOne, Inc. (x)	5,820	92,538
NMI Holdings, Inc., Class A*	30,284	781,933
Ocwen Financial Corp. (x)*	1,605	48,102
Pagseguro Digital Ltd., Class A*	71,916	678,887
Payoneer Global, Inc.*	90,193	433,828
Paysafe Ltd. (x)*	17,679	178,381
Paysign, Inc.*	8,152	19,972
PennyMac Financial Services, Inc.‡	9,474	666,117
Priority Technology Holdings, Inc.*	4,586	16,601
Radian Group, Inc.	57,114	1,443,842
Remitly Global, Inc.*	32,385	609,486
Repay Holdings Corp., Class A*	32,077	251,163
Security National Financial Corp., Class A*	2,970	26,344
StoneCo Ltd., Class A*	105,119	1,339,216
SWK Holdings Corp.*	967	16,188
Velocity Financial, Inc.*	2,290	26,404
Walker & Dunlop, Inc.	11,307	894,271
Waterstone Financial, Inc.	5,205	75,420

		18,262,480

Insurance (1.5%)
Ambac Financial Group, Inc.*	16,828	239,631
American Equity Investment Life Holding Co.	27,800	1,448,658
AMERISAFE, Inc.	7,087	377,879
Argo Group International Holdings Ltd.	10,689	316,501
BRP Group, Inc., Class A*	22,259	551,578
CNO Financial Group, Inc.	42,920	1,015,916
Crawford & Co., Class A	6,672	73,993
Donegal Group, Inc., Class A	7,128	102,857
eHealth, Inc.*	5,948	47,822
Employers Holdings, Inc.	10,748	402,083
Enstar Group Ltd.*	4,449	1,086,624
F&G Annuities & Life, Inc. (x)	7,438	184,314
Genworth Financial, Inc., Class A*	180,611	903,055
GoHealth, Inc., Class A (x)*	979	19,296
Goosehead Insurance, Inc., Class A*	7,583	476,895
Greenlight Capital Re Ltd., Class A*	6,043	63,663
HCI Group, Inc.	2,314	142,959
Hippo Holdings, Inc.*	2,329	38,498
Horace Mann Educators Corp.	16,793	498,080
Investors Title Co.	305	44,530
James River Group Holdings Ltd.	13,951	254,745
Kingsway Financial Services, Inc.*	2,658	21,663
Lemonade, Inc. (x)*	17,964	302,693
Maiden Holdings Ltd.*	22,666	47,599
MBIA, Inc.*	17,802	153,809
Mercury General Corp.	9,967	301,701
National Western Life Group, Inc., Class A	767	318,735
NI Holdings, Inc.*	3,586	53,252
Oscar Health, Inc., Class A*	52,262	421,232
Palomar Holdings, Inc.*	9,073	526,597
ProAssurance Corp.	21,012	317,071
Safety Insurance Group, Inc.	5,868	420,853
Selective Insurance Group, Inc.	21,977	2,108,693
Selectquote, Inc.*	52,399	102,178
SiriusPoint Ltd.*	29,502	266,403
Skyward Specialty Insurance Group, Inc.*	5,195	131,953
Stewart Information Services Corp.	10,424	428,843
Tiptree, Inc., Class A	8,299	124,568
Trupanion, Inc.*	14,618	287,682
United Fire Group, Inc.	7,580	171,763
United Insurance Holdings Corp.*	4,897	21,841
Universal Insurance Holdings, Inc.	8,336	128,624

		14,947,330

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	4,164	51,842
Angel Oak Mortgage REIT, Inc. (REIT)	2,672	22,017
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	56,999	645,229
Arbor Realty Trust, Inc. (REIT)	62,175	921,433
Ares Commercial Real Estate Corp. (REIT) (x)	21,442	217,636
ARMOUR Residential REIT, Inc. (REIT) (x)	67,338	358,912
Blackstone Mortgage Trust, Inc. (REIT), Class A	62,667	1,304,100
BrightSpire Capital, Inc. (REIT), Class A	46,664	314,049
Chicago Atlantic Real Estate Finance, Inc. (REIT)	4,088	61,933
Chimera Investment Corp. (REIT)	90,743	523,587
Claros Mortgage Trust, Inc. (REIT)	34,096	386,649
Dynex Capital, Inc. (REIT) (x)	19,786	249,106
Ellington Financial, Inc. (REIT)	21,306	294,023
Franklin BSP Realty Trust, Inc. (REIT)	31,275	442,854
Granite Point Mortgage Trust, Inc. (REIT)	12,375	65,588
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	37,254	931,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Mortgage Capital, Inc. (REIT) (x)	14,160	$162,415
KKR Real Estate Finance Trust, Inc. (REIT)	17,880	217,600
Ladder Capital Corp. (REIT), Class A	43,259	469,360
MFA Financial, Inc. (REIT)	39,542	444,452
New York Mortgage Trust, Inc. (REIT)	35,519	352,348
Nexpoint Real Estate Finance, Inc. (REIT)	2,015	31,414
Orchid Island Capital, Inc. (REIT) (x)	14,450	149,557
PennyMac Mortgage Investment Trust (REIT)‡	32,007	431,454
Ready Capital Corp. (REIT) (x)	58,013	654,387
Redwood Trust, Inc. (REIT)	42,117	268,285
TPG RE Finance Trust, Inc. (REIT)	23,995	177,803
Two Harbors Investment Corp. (REIT)	33,948	471,198

		10,620,581

Total Financials		130,850,444

Health Care (15.3%)
Biotechnology (6.8%)
2seventy bio, Inc.*	20,370	206,144
4D Molecular Therapeutics, Inc.*	11,752	212,359
89bio, Inc. (x)*	22,373	423,968
Aadi Bioscience, Inc. (x)*	3,854	26,361
ACADIA Pharmaceuticals, Inc.*	45,775	1,096,311
Acrivon Therapeutics, Inc.*	1,738	22,524
Actinium Pharmaceuticals, Inc.*	6,494	48,185
Adicet Bio, Inc. (x)*	12,353	30,018
ADMA Biologics, Inc.*	73,261	270,333
Aerovate Therapeutics, Inc. (x)*	2,772	47,540
Agenus, Inc.*	104,036	166,458
Agios Pharmaceuticals, Inc.*	21,679	613,949
Akero Therapeutics, Inc.*	16,266	759,460
Aldeyra Therapeutics, Inc.*	21,978	184,395
Alector, Inc.*	22,792	136,980
Alkermes plc*	61,766	1,933,276
Allakos, Inc. (x)*	16,597	72,363
Allogene Therapeutics, Inc.*	46,441	230,812
Allovir, Inc.*	16,704	56,794
Alpine Immune Sciences, Inc.*	9,695	99,665
Altimmune, Inc.*	12,341	43,564
ALX Oncology Holdings, Inc.*	7,171	53,854
Amicus Therapeutics, Inc.*	101,333	1,272,742
AnaptysBio, Inc.*	6,807	138,454
Anavex Life Sciences Corp. (x)*	26,080	212,030
Anika Therapeutics, Inc.*	4,987	129,562
Annexon, Inc.*	11,395	40,110
Arbutus Biopharma Corp.*	31,163	71,675
Arcellx, Inc.*	12,816	405,242
Arcturus Therapeutics Holdings, Inc.*	8,290	237,757
Arcus Biosciences, Inc.*	19,692	399,945
Arcutis Biotherapeutics, Inc.*	24,507	233,552
Ardelyx, Inc.*	77,098	261,362
Arrowhead Pharmaceuticals, Inc.*	38,496	1,372,767
ARS Pharmaceuticals, Inc.*	14,314	95,904
Astria Therapeutics, Inc.*	6,378	53,129
Atara Biotherapeutics, Inc.*	34,157	54,993
Aura Biosciences, Inc.*	7,978	98,528
Aurinia Pharmaceuticals, Inc.*	49,814	482,200
Avid Bioservices, Inc.*	23,707	331,187
Avidity Biosciences, Inc.*	21,901	242,882
Avita Medical, Inc.*	6,276	106,755
Beam Therapeutics, Inc. (x)*	24,462	781,072
BioAtla, Inc.*	11,043	33,129
BioCryst Pharmaceuticals, Inc. (x)*	73,704	518,876
Biohaven Ltd.*	21,799	521,432
Biomea Fusion, Inc. (x)*	7,230	158,698
BioVie, Inc., Class A*	1,077	4,642
Bioxcel Therapeutics, Inc.*	10,919	72,721
Bluebird Bio, Inc. (x)*	27,902	91,798
Blueprint Medicines Corp.*	22,596	1,428,067
Bridgebio Pharma, Inc.*	41,810	719,132
Cabaletta Bio, Inc.*	10,086	130,210
CareDx, Inc.*	20,178	171,513
Caribou Biosciences, Inc.*	24,523	104,223
Carisma Therapeutics, Inc. (x)	6,657	58,382
Catalyst Pharmaceuticals, Inc.*	36,209	486,649
Celcuity, Inc. (x)*	4,302	47,236
Celldex Therapeutics, Inc.*	16,654	565,070
Century Therapeutics, Inc. (x)*	7,640	24,142
Cerevel Therapeutics Holdings, Inc. (x)*	21,750	691,432
Chinook Therapeutics, Inc.*	20,304	780,080
Cogent Biosciences, Inc.*	23,082	273,291
Coherus Biosciences, Inc. (x)*	28,226	120,525
Compass Therapeutics, Inc.*	22,784	72,453
Crinetics Pharmaceuticals, Inc.*	18,883	340,272
Cue Biopharma, Inc.*	8,629	31,496
Cullinan Oncology, Inc.*	13,783	148,305
Cytokinetics, Inc.*	33,714	1,099,751
Day One Biopharmaceuticals, Inc.*	18,202	217,332
Deciphera Pharmaceuticals, Inc.*	18,284	257,439
Denali Therapeutics, Inc.*	42,767	1,262,054
Design Therapeutics, Inc.*	13,048	82,202
Disc Medicine, Inc.*	3,431	152,336
Dynavax Technologies Corp. (x)*	47,060	608,015
Dyne Therapeutics, Inc.*	17,412	195,885
Eagle Pharmaceuticals, Inc.*	3,922	76,244
Editas Medicine, Inc., Class A*	27,381	225,346
Emergent BioSolutions, Inc.*	19,095	140,348
Enanta Pharmaceuticals, Inc.*	7,640	163,496
Entrada Therapeutics, Inc. (x)*	6,252	94,655
EQRx, Inc. (x)*	117,005	217,629
Erasca, Inc.*	36,507	100,759
Fate Therapeutics, Inc.*	32,218	153,358
Fennec Pharmaceuticals, Inc.*	4,531	40,009
FibroGen, Inc.*	32,799	88,557
Foghorn Therapeutics, Inc.*	6,475	45,584
Genelux Corp. (x)*	1,101	36,025
Generation Bio Co.*	17,068	93,874
Geron Corp.*	180,266	578,654
Graphite Bio, Inc.*	6,996	18,190
Gritstone bio, Inc.*	21,913	42,730
Halozyme Therapeutics, Inc.*	49,611	1,789,469
Heron Therapeutics, Inc. (x)*	25,949	30,101
HilleVax, Inc.*	6,569	112,921
Humacyte, Inc.*	17,267	49,384
Icosavax, Inc.*	9,346	92,806
Ideaya Biosciences, Inc.*	18,656	438,416
IGM Biosciences, Inc. (x)*	6,879	63,493
Immuneering Corp., Class A (x)*	5,063	51,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ImmunityBio, Inc.*	67,835	$188,581
ImmunoGen, Inc.*	88,153	1,663,447
Immunovant, Inc.*	19,271	365,571
Inhibrx, Inc.*	12,610	327,356
Inozyme Pharma, Inc. (x)*	8,451	47,072
Insmed, Inc.*	49,612	1,046,813
Intellia Therapeutics, Inc.*	31,727	1,293,827
Intercept Pharmaceuticals, Inc.*	10,619	117,446
Iovance Biotherapeutics, Inc.*	75,301	530,119
Ironwood Pharmaceuticals, Inc., Class A*	51,960	552,854
iTeos Therapeutics, Inc.*	11,091	146,845
IVERIC bio, Inc.*	49,869	1,961,846
Janux Therapeutics, Inc.*	5,484	65,095
KalVista Pharmaceuticals, Inc.*	8,566	77,094
Karyopharm Therapeutics, Inc. (x)*	28,276	50,614
Keros Therapeutics, Inc.*	7,720	310,190
Kezar Life Sciences, Inc. (x)*	26,418	64,724
Kiniksa Pharmaceuticals Ltd., Class A*	13,827	194,684
Kodiak Sciences, Inc.*	12,997	89,679
Krystal Biotech, Inc.*	7,925	930,395
Kura Oncology, Inc.*	24,813	262,522
Kymera Therapeutics, Inc.*	12,958	297,904
Larimar Therapeutics, Inc.*	6,403	20,041
Lexicon Pharmaceuticals, Inc. (x)*	57,870	132,522
Lineage Cell Therapeutics, Inc.*	32,219	45,429
Lyell Immunopharma, Inc.*	60,705	193,042
MacroGenics, Inc.*	23,329	124,810
Madrigal Pharmaceuticals, Inc.*	4,900	1,131,900
MannKind Corp.*	96,536	392,902
MeiraGTx Holdings plc*	12,601	84,679
Merrimack Pharmaceuticals, Inc.*	2,614	32,152
Mersana Therapeutics, Inc.*	35,513	116,838
MiMedx Group, Inc.*	42,535	281,156
Mineralys Therapeutics, Inc.*	5,404	92,138
Mirum Pharmaceuticals, Inc. (x)*	9,376	242,557
Monte Rosa Therapeutics, Inc.*	8,051	55,149
Morphic Holding, Inc.*	11,018	631,662
Myriad Genetics, Inc.*	30,524	707,546
Nkarta, Inc.*	12,850	28,141
Novavax, Inc. (x)*	32,479	241,319
Nurix Therapeutics, Inc.*	16,175	161,588
Nuvalent, Inc., Class A*	7,788	328,420
Nuvectis Pharma, Inc.*	1,711	27,325
Ocean Biomedical, Inc. (x)*	2,167	13,024
Olema Pharmaceuticals, Inc.*	6,703	60,528
Omega Therapeutics, Inc.*	6,085	34,076
Organogenesis Holdings, Inc., Class A*	33,898	112,541
ORIC Pharmaceuticals, Inc. (x)*	9,745	75,621
Outlook Therapeutics, Inc.*	56,176	97,746
Ovid therapeutics, Inc.*	14,887	48,829
PDL BioPharma, Inc. (r)(x)*	24,135	2,147
PDS Biotechnology Corp. (x)*	6,981	35,114
PepGen, Inc.*	2,509	22,430
PMV Pharmaceuticals, Inc.*	13,077	81,862
Point Biopharma Global, Inc. (x)*	29,663	268,747
Poseida Therapeutics, Inc., Class A (x)*	16,968	29,864
Precigen, Inc. (x)*	47,733	54,893
Prelude Therapeutics, Inc.*	2,475	11,138
Prime Medicine, Inc. (x)*	15,017	219,999
ProKidney Corp., Class A (x)*	18,475	206,735
Protagonist Therapeutics, Inc.*	18,335	506,413
Protalix BioTherapeutics, Inc. (x)*	14,023	28,046
Prothena Corp. plc*	15,650	1,068,582
PTC Therapeutics, Inc.*	26,065	1,060,064
Rallybio Corp. (x)*	7,633	43,203
RAPT Therapeutics, Inc. (x)*	9,425	176,248
Recursion Pharmaceuticals, Inc., Class A*	48,916	365,403
REGENXBIO, Inc.*	15,701	313,863
Relay Therapeutics, Inc.*	31,729	398,516
Reneo Pharmaceuticals, Inc.*	2,417	15,856
Replimune Group, Inc.*	13,870	322,061
REVOLUTION Medicines, Inc.*	36,710	981,992
Rhythm Pharmaceuticals, Inc.*	18,597	306,665
Rigel Pharmaceuticals, Inc.*	42,725	55,115
Rocket Pharmaceuticals, Inc.*	20,216	401,692
Sage Therapeutics, Inc.*	19,347	909,696
Sana Biotechnology, Inc.*	33,576	200,113
Sangamo Therapeutics, Inc.*	54,691	71,098
Savara, Inc.*	19,035	60,817
Scholar Rock Holding Corp. (x)*	9,732	73,379
Selecta Biosciences, Inc.*	28,997	32,477
Seres Therapeutics, Inc. (x)*	31,486	150,818
SpringWorks Therapeutics, Inc. (x)*	21,088	552,927
Stoke Therapeutics, Inc.*	10,387	110,414
Summit Therapeutics, Inc. (x)*	53,111	133,309
Sutro Biopharma, Inc.*	15,017	69,829
Syndax Pharmaceuticals, Inc.*	23,249	486,602
Tango Therapeutics, Inc.*	12,387	41,125
Tenaya Therapeutics, Inc.*	7,967	46,766
TG Therapeutics, Inc.*	48,924	1,215,272
Travere Therapeutics, Inc.*	25,088	385,352
Twist Bioscience Corp.*	21,192	433,588
Tyra Biosciences, Inc. (x)*	4,262	72,582
UroGen Pharma Ltd. (x)*	4,885	50,560
Vanda Pharmaceuticals, Inc.*	20,617	135,866
Vaxcyte, Inc.*	33,274	1,661,704
Vaxxinity, Inc., Class A (x)*	10,641	26,815
VBI Vaccines, Inc.*	1	2
Vera Therapeutics, Inc., Class A (x)*	13,562	217,670
Veracyte, Inc.*	27,323	695,917
Vericel Corp.*	19,213	721,832
Verve Therapeutics, Inc.*	15,881	297,769
Vigil Neuroscience, Inc. (x)*	4,012	37,713
Viking Therapeutics, Inc.*	34,806	564,205
Vir Biotechnology, Inc.*	30,319	743,725
Viridian Therapeutics, Inc.*	14,088	335,154
Vor BioPharma, Inc.*	9,406	29,065
Voyager Therapeutics, Inc.*	14,250	163,162
X4 Pharmaceuticals, Inc.*	30,739	59,634
Xencor, Inc.*	22,499	561,800
XOMA Corp. (x)*	1,825	34,474
Y-mAbs Therapeutics, Inc.*	14,165	96,180
Zentalis Pharmaceuticals, Inc.*	16,579	467,694
Zura Bio Ltd., Class A*	8,773	71,939
Zymeworks, Inc. (x)*	19,066	164,730

		65,228,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (3.2%)
Accuray, Inc. (x)*	23,288	$90,125
Alphatec Holdings, Inc.*	26,059	468,541
AngioDynamics, Inc.*	13,936	145,352
Artivion, Inc.*	15,963	274,404
AtriCure, Inc.*	16,894	833,888
Atrion Corp.	545	308,306
Avanos Medical, Inc.*	19,466	497,551
Axogen, Inc.*	12,019	109,733
Axonics, Inc.*	18,166	916,838
Beyond Air, Inc. (x)*	6,400	27,264
Butterfly Network, Inc.*	57,056	131,229
Cerus Corp.*	69,963	172,109
ClearPoint Neuro, Inc.*	5,723	41,434
CONMED Corp.	11,237	1,526,996
Cutera, Inc. (x)*	4,356	65,906
CVRx, Inc.*	2,777	42,877
Embecta Corp.	21,352	461,203
Figs, Inc., Class A*	47,908	396,199
Glaukos Corp.*	17,547	1,249,522
Haemonetics Corp.*	18,926	1,611,360
Inari Medical, Inc.*	18,621	1,082,625
Inmode Ltd. (x)*	28,045	1,047,481
Inogen, Inc.*	8,454	97,644
Integer Holdings Corp.*	12,444	1,102,663
iRadimed Corp.	4,215	201,224
iRhythm Technologies, Inc.*	11,172	1,165,463
KORU Medical Systems, Inc.*	8,727	30,108
Lantheus Holdings, Inc.*	24,992	2,097,329
LeMaitre Vascular, Inc.	7,243	487,309
LivaNova plc*	20,154	1,036,520
Merit Medical Systems, Inc.*	20,488	1,713,616
Nano-X Imaging Ltd.*	16,478	255,244
Neogen Corp.*	79,463	1,728,320
Nevro Corp.*	13,376	340,018
NuVasive, Inc.*	19,420	807,678
Omnicell, Inc.*	16,710	1,231,026
OraSure Technologies, Inc.*	19,347	96,928
Orchestra BioMed Holdings, Inc. (x)*	1,046	7,322
Orthofix Medical, Inc.*	11,509	207,852
OrthoPediatrics Corp.*	4,926	216,005
Outset Medical, Inc. (x)*	18,340	401,096
Paragon 28, Inc.*	16,165	286,767
PROCEPT BioRobotics Corp. (x)*	13,062	461,742
Pulmonx Corp.*	12,358	162,013
Pulse Biosciences, Inc. (x)*	4,032	28,990
RxSight, Inc.*	9,825	282,960
Sanara Medtech, Inc. (x)*	948	38,015
Semler Scientific, Inc.*	1,249	32,774
SI-BONE, Inc.*	12,738	343,671
Sight Sciences, Inc.*	5,396	44,679
Silk Road Medical, Inc. (x)*	14,742	478,968
STAAR Surgical Co.*	18,296	961,821
Surmodics, Inc.*	4,538	142,085
Tactile Systems Technology, Inc.*	7,743	193,033
Tela Bio, Inc.*	3,962	40,135
TransMedics Group, Inc.*	11,083	930,750
Treace Medical Concepts, Inc.*	16,370	418,745
UFP Technologies, Inc.*	2,493	483,268
Utah Medical Products, Inc.	1,376	128,243
Varex Imaging Corp.*	14,498	341,718
Vicarious Surgical, Inc., Class A*	17,495	32,016
ViewRay, Inc.*	55,260	19,463
Zimvie, Inc.*	6,452	72,456
Zynex, Inc. (x)*	4,920	47,183

		30,695,803

Health Care Providers & Services (2.5%)
23andMe Holding Co., Class A (x)*	124,236	217,413
Accolade, Inc.*	23,320	314,120
AdaptHealth Corp., Class A*	29,020	353,173
Addus HomeCare Corp.*	6,300	584,010
Agiliti, Inc.*	10,689	176,368
AirSculpt Technologies, Inc.	1,847	15,921
Alignment Healthcare, Inc.*	33,849	194,632
AMN Healthcare Services, Inc.*	15,118	1,649,676
Apollo Medical Holdings, Inc. (x)*	14,675	463,730
Aveanna Healthcare Holdings, Inc.*	27,084	45,772
Brookdale Senior Living, Inc.*	70,476	297,409
Cano Health, Inc. (x)*	78,549	109,183
CareMax, Inc.*	18,763	58,353
Castle Biosciences, Inc.*	9,121	125,140
Community Health Systems, Inc.*	44,166	194,330
CorVel Corp.*	3,422	662,157
Cross Country Healthcare, Inc.*	12,797	359,340
DocGo, Inc.*	29,821	279,423
Enhabit, Inc.*	18,344	210,956
Ensign Group, Inc. (The)	19,839	1,893,831
Fulgent Genetics, Inc.*	8,016	296,832
Guardant Health, Inc.*	40,255	1,441,129
HealthEquity, Inc.*	31,612	1,995,982
Hims & Hers Health, Inc.*	49,065	461,211
InfuSystem Holdings, Inc.*	4,535	43,672
Innovage Holding Corp.*	8,698	65,235
Invitae Corp.*	91,016	102,848
Joint Corp. (The)*	5,592	75,492
LifeStance Health Group, Inc.*	36,399	332,323
ModivCare, Inc.*	5,074	229,396
National HealthCare Corp.	4,915	303,845
National Research Corp.	5,623	244,657
NeoGenomics, Inc.*	46,542	747,930
OPKO Health, Inc. (x)*	157,276	341,289
Option Care Health, Inc.*	61,159	1,987,056
Owens & Minor, Inc.*	27,612	525,732
P3 Health Partners, Inc.*	9,949	29,748
Patterson Cos., Inc.	32,169	1,069,941
Pediatrix Medical Group, Inc.*	30,771	437,256
Pennant Group, Inc. (The)*	10,384	127,516
PetIQ, Inc., Class A*	10,024	152,064
Privia Health Group, Inc.*	27,657	722,124
Progyny, Inc.*	27,221	1,070,874
Quipt Home Medical Corp.*	10,075	53,800
RadNet, Inc.*	17,301	564,359
Select Medical Holdings Corp.	39,980	1,273,763
Surgery Partners, Inc.*	24,442	1,099,646
US Physical Therapy, Inc.	5,169	627,465
Viemed Healthcare, Inc. (x)*	8,523	83,355

		24,711,477

Health Care Technology (0.6%)
American Well Corp., Class A*	86,718	182,108
Babylon Holdings Ltd., Class A (x)*	8,466	614

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Computer Programs and Systems, Inc.*	6,086	$150,263
Definitive Healthcare Corp., Class A*	18,460	203,060
Evolent Health, Inc., Class A*	39,876	1,208,243
Health Catalyst, Inc.*	19,788	247,350
HealthStream, Inc.	9,456	232,239
Multiplan Corp.*	137,773	290,701
NextGen Healthcare, Inc.*	20,913	339,209
OptimizeRx Corp.*	5,653	80,781
Phreesia, Inc.*	18,818	583,546
Schrodinger, Inc.*	19,484	972,641
Sharecare, Inc.*	113,302	198,279
Simulations Plus, Inc.	5,942	257,467
Veradigm, Inc.*	42,587	536,596

		5,483,097

Life Sciences Tools & Services (0.4%)
Adaptive Biotechnologies Corp.*	41,134	276,009
Akoya Biosciences, Inc.*	4,894	36,167
BioLife Solutions, Inc. (x)*	11,672	257,951
Codexis, Inc.*	22,875	64,050
CryoPort, Inc.*	16,080	277,380
Cytek Biosciences, Inc.*	40,469	345,605
Harvard Bioscience, Inc.*	9,767	53,621
MaxCyte, Inc. (x)*	27,367	125,614
Mesa Laboratories, Inc.	2,121	272,548
NanoString Technologies, Inc.*	18,842	76,310
Nautilus Biotechnology, Inc., Class A*	15,168	58,700
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	32,160	161,765
Pacific Biosciences of California, Inc.*	89,390	1,188,887
Quanterix Corp.*	11,949	269,450
Quantum-Si, Inc.*	24,302	43,501
Seer, Inc., Class A*	18,925	80,810
SomaLogic, Inc.*	57,847	133,627

		3,721,995

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc.*	24,029	249,181
Amneal Pharmaceuticals, Inc.*	49,442	153,270
Amphastar Pharmaceuticals, Inc.*	13,911	799,465
Amylyx Pharmaceuticals, Inc. (x)*	18,609	401,396
ANI Pharmaceuticals, Inc.*	4,515	243,042
Arvinas, Inc.*	17,870	443,533
Assertio Holdings, Inc.*	13,784	74,709
Atea Pharmaceuticals, Inc.*	28,227	105,569
Axsome Therapeutics, Inc. (x)*	11,450	822,797
Biote Corp., Class A (x)*	3,495	23,626
Bright Green Corp. (x)*	15,062	15,213
Cara Therapeutics, Inc.*	17,868	50,566
Cassava Sciences, Inc. (x)*	14,400	353,088
Citius Pharmaceuticals, Inc. (x)*	30,682	36,818
Collegium Pharmaceutical, Inc.*	14,445	310,423
Corcept Therapeutics, Inc.*	30,238	672,796
CorMedix, Inc. (x)*	11,140	44,170
Cymabay Therapeutics, Inc.*	35,510	388,835
DICE Therapeutics, Inc.*	14,272	663,077
Edgewise Therapeutics, Inc. (x)*	15,052	116,653
Enliven Therapeutics, Inc. (x)*	8,788	179,363
Evolus, Inc.*	17,168	124,811
Eyenovia, Inc.*	6,945	16,460
EyePoint Pharmaceuticals, Inc. (x)*	6,943	60,404
Harmony Biosciences Holdings, Inc.*	11,936	420,028
Harrow Health, Inc.*	10,622	202,243
Ikena Oncology, Inc.*	5,308	34,820
Innoviva, Inc.*	23,492	299,053
Intra-Cellular Therapies, Inc.*	33,999	2,152,817
Ligand Pharmaceuticals, Inc.*	5,646	407,077
Liquidia Corp.*	18,979	148,985
Longboard Pharmaceuticals, Inc.*	3,889	28,545
Marinus Pharmaceuticals, Inc.*	20,150	218,829
NGM Biopharmaceuticals, Inc.*	16,666	43,165
Nuvation Bio, Inc.*	51,016	91,829
Ocular Therapeutix, Inc. (x)*	18,321	94,536
Omeros Corp. (x)*	15,199	82,683
Optinose, Inc. (x)*	18,204	22,391
Pacira BioSciences, Inc.*	16,625	666,164
Phathom Pharmaceuticals, Inc.*	12,019	172,112
Phibro Animal Health Corp., Class A	6,462	88,529
Pliant Therapeutics, Inc. (x)*	20,457	370,681
Prestige Consumer Healthcare, Inc.*	18,767	1,115,323
Rain Oncology, Inc.*	4,496	5,395
Reata Pharmaceuticals, Inc., Class A (x)*	10,531	1,073,741
Revance Therapeutics, Inc.*	29,132	737,331
Scilex Holding Co. (r)*	21,854	103,469
scPharmaceuticals, Inc.*	7,210	73,470
SIGA Technologies, Inc.	11,994	60,570
Supernus Pharmaceuticals, Inc.*	18,315	550,549
Taro Pharmaceutical Industries Ltd.*	2,612	99,073
Tarsus Pharmaceuticals, Inc.*	8,327	150,469
Terns Pharmaceuticals, Inc. (x)*	17,439	152,591
Theravance Biopharma, Inc.*	20,500	212,175
Theseus Pharmaceuticals, Inc.*	5,053	47,145
Third Harmonic Bio, Inc.*	4,864	23,396
Trevi Therapeutics, Inc.*	10,393	24,839
Ventyx Biosciences, Inc.*	16,944	555,763
Verrica Pharmaceuticals, Inc. (x)*	5,212	30,073
WaVe Life Sciences Ltd.*	14,762	53,734
Xeris Biopharma Holdings, Inc.*	35,656	93,419
Zevra Therapeutics, Inc. (x)*	8,661	44,171

		17,100,448

Total Health Care		146,940,937

Industrials (15.7%)
Aerospace & Defense (0.9%)
AAR Corp.*	12,925	746,548
Aerojet Rocketdyne Holdings, Inc.*	29,687	1,628,926
AeroVironment, Inc.*	9,565	978,308
AerSale Corp.*	12,002	176,430
Archer Aviation, Inc., Class A*	33,475	137,917
Astronics Corp.*	6,491	128,911
Cadre Holdings, Inc.	6,544	142,659
Ducommun, Inc.*	2,814	122,606
Eve Holding, Inc. (x)*	5,239	54,905
Kaman Corp.	8,271	201,234
Kratos Defense & Security Solutions, Inc.*	50,631	726,049
Leonardo DRS, Inc. (x)*	18,280	316,975
Moog, Inc., Class A	10,623	1,151,852
National Presto Industries, Inc.	1,304	95,453
Park Aerospace Corp.	4,983	68,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Parsons Corp.*	14,951	$719,741
Redwire Corp. (x)*	1,964	5,008
Rocket Lab USA, Inc. (x)*	94,534	567,204
Terran Orbital Corp. (x)*	21,276	31,914
Triumph Group, Inc.*	23,079	285,487
V2X, Inc.*	3,520	174,451
Virgin Galactic Holdings, Inc.*	89,780	348,346

		8,809,689

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	23,596	445,257
Forward Air Corp.	9,474	1,005,286
Hub Group, Inc., Class A*	12,114	972,997
Radiant Logistics, Inc.*	8,684	58,356

		2,481,896

Building Products (1.6%)
AAON, Inc.	16,067	1,523,312
American Woodmark Corp.*	6,702	511,832
Apogee Enterprises, Inc.	8,292	393,621
AZZ, Inc.	10,594	460,415
CSW Industrials, Inc.	5,819	967,060
Gibraltar Industries, Inc.*	11,749	739,247
Griffon Corp.	17,889	720,927
Insteel Industries, Inc.	5,545	172,560
Janus International Group, Inc.*	30,731	327,592
JELD-WEN Holding, Inc.*	32,547	570,874
Masonite International Corp.*	8,860	907,618
Masterbrand, Inc.*	46,985	546,436
PGT Innovations, Inc.*	21,493	626,521
Quanex Building Products Corp.	12,310	330,524
Resideo Technologies, Inc.*	57,182	1,009,834
Simpson Manufacturing Co., Inc.	15,870	2,197,995
UFP Industries, Inc.	21,890	2,124,425
Zurn Elkay Water Solutions Corp.	53,073	1,427,133

		15,557,926

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	24,526	1,046,034
ACCO Brands Corp.	34,676	180,662
ACV Auctions, Inc., Class A*	43,677	754,302
Aris Water Solutions, Inc., Class A (x)	7,464	77,028
Aurora Innovation, Inc.*	110,101	323,697
BrightView Holdings, Inc.*	10,331	74,177
Brink’s Co. (The)	16,647	1,129,166
Casella Waste Systems, Inc., Class A*	19,818	1,792,538
CECO Environmental Corp. (x)*	7,414	99,051
Cimpress plc*	6,555	389,891
CompX International, Inc.	463	10,093
CoreCivic, Inc.*	46,146	434,234
Deluxe Corp.	15,845	276,971
Ennis, Inc.	6,291	128,211
Enviri Corp.*	25,229	249,010
GEO Group, Inc. (The)*	43,916	314,439
Healthcare Services Group, Inc.	30,524	455,723
Heritage-Crystal Clean, Inc.*	5,088	192,275
HNI Corp.	17,613	496,334
Interface, Inc., Class A	17,664	155,267
LanzaTech Global, Inc. (x)*	10,091	68,922
Li-Cycle Holdings Corp.*	51,068	283,427
Liquidity Services, Inc.*	6,443	106,309
Matthews International Corp., Class A	10,564	450,238
MillerKnoll, Inc.	28,164	416,264
Montrose Environmental Group, Inc.*	10,009	421,579
NL Industries, Inc.	3,764	20,815
OPENLANE, Inc.*	42,166	641,766
Performant Financial Corp.*	16,803	45,368
Pitney Bowes, Inc.	46,879	165,952
Quad/Graphics, Inc.*	7,242	27,230
SP Plus Corp.*	7,908	309,282
Steelcase, Inc., Class A	31,975	246,527
UniFirst Corp.	5,584	865,576
Viad Corp.*	6,316	169,774
VSE Corp.	3,104	169,758

		12,987,890

Construction & Engineering (1.3%)
Ameresco, Inc., Class A (x)*	12,089	587,888
API Group Corp.*	75,724	2,064,236
Arcosa, Inc.	18,021	1,365,451
Argan, Inc.	3,165	124,733
Bowman Consulting Group Ltd., Class A (x)*	2,509	79,987
Comfort Systems USA, Inc.	13,029	2,139,362
Concrete Pumping Holdings, Inc.*	6,749	54,194
Construction Partners, Inc., Class A*	13,644	428,285
Dycom Industries, Inc.*	10,421	1,184,347
Fluor Corp.*	52,435	1,552,076
Granite Construction, Inc.	17,907	712,340
Great Lakes Dredge & Dock Corp.*	15,853	129,361
IES Holdings, Inc.*	3,233	183,893
INNOVATE Corp.*	11,465	20,064
Limbach Holdings, Inc.*	2,299	56,854
MYR Group, Inc.*	6,470	895,060
Northwest Pipe Co.*	2,485	75,146
Primoris Services Corp.	20,491	624,361
Southland Holdings, Inc. (x)*	938	7,701
Sterling Infrastructure, Inc.*	10,861	606,044
Tutor Perini Corp.*	10,586	75,690

		12,967,073

Electrical Equipment (1.5%)
374Water, Inc. (x)*	14,787	35,341
Allied Motion Technologies, Inc.	3,526	140,828
Amprius Technologies, Inc. (x)*	5,632	40,438
Array Technologies, Inc.*	54,546	1,232,740
Atkore, Inc.*	14,594	2,275,788
Babcock & Wilcox Enterprises, Inc.*	14,547	85,827
Blink Charging Co. (x)*	16,925	101,381
Bloom Energy Corp., Class A*	68,526	1,120,400
Dragonfly Energy Holdings Corp.*	3,957	5,856
Encore Wire Corp.	6,323	1,175,635
Energy Vault Holdings, Inc. (x)*	24,480	66,830
EnerSys	15,051	1,633,335
Enovix Corp. (x)*	46,898	846,040
Eos Energy Enterprises, Inc. (x)*	26,872	116,624
ESS Tech, Inc.*	26,314	38,682
Fluence Energy, Inc., Class A (x)*	13,677	364,355
FTC Solar, Inc. (x)*	15,883	51,143
FuelCell Energy, Inc. (x)*	146,075	315,522
GrafTech International Ltd.	70,889	357,281
LSI Industries, Inc.	6,533	82,054
NEXTracker, Inc., Class A (x)*	11,356	452,082
NuScale Power Corp.*	19,281	131,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Powell Industries, Inc.	3,254	$197,160
Preformed Line Products Co.	790	123,319
SES AI Corp. (x)*	31,175	76,067
Shoals Technologies Group, Inc., Class A*	61,230	1,565,039
SKYX Platforms Corp.*	14,194	37,756
Stem, Inc. (x)*	52,273	299,002
SunPower Corp. (x)*	30,911	302,928
Thermon Group Holdings, Inc.*	12,373	329,122
TPI Composites, Inc. (x)*	10,461	108,481
Vicor Corp.*	8,698	469,692

		14,177,859

Ground Transportation (0.4%)
ArcBest Corp.	8,955	884,754
Covenant Logistics Group, Inc., Class A	2,125	93,139
Daseke, Inc.*	9,621	68,598
FTAI Infrastructure, Inc.	24,712	91,187
Heartland Express, Inc.	14,881	244,197
Marten Transport Ltd.	21,832	469,388
PAM Transportation Services, Inc.*	1,456	38,977
RXO, Inc.*	42,095	954,294
TuSimple Holdings, Inc., Class A*	44,941	74,602
Universal Logistics Holdings, Inc.	2,930	84,413
US Xpress Enterprises, Inc., Class A*	7,721	47,407
Werner Enterprises, Inc.	23,106	1,020,823

		4,071,779

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	6,971	131,612

Machinery (3.5%)
3D Systems Corp.*	49,366	490,204
Alamo Group, Inc.	3,859	709,709
Albany International Corp., Class A	11,595	1,081,582
Astec Industries, Inc.	8,633	392,283
Barnes Group, Inc.	17,999	759,378
Berkshire Grey, Inc. (x)*	17,500	24,675
Blue Bird Corp.*	8,103	182,155
Chart Industries, Inc.*	15,445	2,467,957
CIRCOR International, Inc.*	6,822	385,102
Columbus McKinnon Corp.	10,926	444,142
Commercial Vehicle Group, Inc.*	8,021	89,033
Desktop Metal, Inc., Class A*	68,176	120,671
Douglas Dynamics, Inc.	8,203	245,106
Energy Recovery, Inc.*	18,897	528,171
Enerpac Tool Group Corp., Class A	22,564	609,228
EnPro Industries, Inc.	7,645	1,020,837
ESCO Technologies, Inc.	9,348	968,733
Federal Signal Corp.	21,874	1,400,592
Franklin Electric Co., Inc.	17,205	1,770,394
Gencor Industries, Inc. (x)*	2,632	41,007
Gorman-Rupp Co. (The)	7,541	217,407
Greenbrier Cos., Inc. (The)	12,183	525,087
Helios Technologies, Inc.	12,892	852,032
Hillenbrand, Inc.	26,162	1,341,587
Hillman Solutions Corp.*	58,810	529,878
Hyliion Holdings Corp.*	36,858	61,553
Hyster-Yale Materials Handling, Inc.	3,420	190,973
John Bean Technologies Corp.	12,187	1,478,283
Kadant, Inc.	4,452	988,789
Kennametal, Inc.	30,252	858,854
Lindsay Corp.	4,261	508,508
Luxfer Holdings plc	6,852	97,504
Manitowoc Co., Inc. (The)*	9,193	173,104
Mayville Engineering Co., Inc.*	2,758	34,365
Microvast Holdings, Inc.*	26,245	41,992
Miller Industries, Inc.	2,746	97,401
Mueller Industries, Inc.	20,570	1,795,350
Mueller Water Products, Inc., Class A	60,137	976,023
Nikola Corp. (x)*	214,927	296,599
Omega Flex, Inc.	1,319	136,886
Park-Ohio Holdings Corp.	2,096	39,824
Proterra, Inc.*	78,763	94,516
Proto Labs, Inc.*	10,005	349,775
REV Group, Inc.	13,697	181,622
Shyft Group, Inc. (The)	14,281	315,039
SPX Technologies, Inc.*	16,837	1,430,640
Standex International Corp.	4,504	637,181
Tennant Co.	7,560	613,192
Terex Corp.	25,060	1,499,340
Titan International, Inc.*	19,344	222,069
Trinity Industries, Inc.	31,896	820,046
Velo3D, Inc. (x)*	22,223	48,002
Wabash National Corp.	17,893	458,776
Watts Water Technologies, Inc., Class A	10,015	1,840,056

		33,483,212

Marine Transportation (0.2%)
Costamare, Inc.	20,756	200,711
Eagle Bulk Shipping, Inc.	4,785	229,871
Eneti, Inc.	6,224	75,373
Genco Shipping & Trading Ltd.	14,413	202,214
Golden Ocean Group Ltd.	45,049	340,120
Himalaya Shipping Ltd. (x)*	6,837	38,014
Matson, Inc.	13,803	1,072,907
Pangaea Logistics Solutions Ltd.	9,096	61,580
Safe Bulkers, Inc.	18,820	61,353

		2,282,143

Passenger Airlines (0.5%)
Allegiant Travel Co.*	5,933	749,219
Blade Air Mobility, Inc.*	14,856	58,533
Frontier Group Holdings, Inc.*	18,569	179,562
Hawaiian Holdings, Inc.*	12,688	136,650
JetBlue Airways Corp.*	119,780	1,061,251
Joby Aviation, Inc. (x)*	98,924	1,014,960
SkyWest, Inc.*	19,467	792,696
Spirit Airlines, Inc.	41,930	719,519
Sun Country Airlines Holdings, Inc.*	12,085	271,671

		4,984,061

Professional Services (2.2%)
Alight, Inc., Class A*	142,653	1,318,114
ASGN, Inc.*	17,987	1,360,357
Asure Software, Inc.*	3,743	45,515
Barrett Business Services, Inc.	1,741	151,815
BlackSky Technology, Inc., Class A*	29,516	65,526
CBIZ, Inc.*	17,727	944,495
Conduent, Inc.*	62,777	213,442
CRA International, Inc.	2,273	231,846
CSG Systems International, Inc.	11,681	616,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ExlService Holdings, Inc.*	12,036	$1,818,158
Exponent, Inc.	18,478	1,724,367
First Advantage Corp.*	20,158	310,635
FiscalNote Holdings, Inc.*	15,546	56,587
Forrester Research, Inc.*	3,070	89,306
Franklin Covey Co.*	3,029	132,307
Heidrick & Struggles International, Inc.	5,634	149,132
HireQuest, Inc.	1,338	34,828
HireRight Holdings Corp.*	8,645	97,775
Huron Consulting Group, Inc.*	6,984	593,011
IBEX Holdings Ltd.*	2,731	57,979
ICF International, Inc.	7,172	892,125
Innodata, Inc. (x)*	6,298	71,356
Insperity, Inc.	13,725	1,632,726
Kelly Services, Inc., Class A	10,422	183,531
Kforce, Inc.	7,632	478,221
Korn Ferry	20,227	1,002,046
Legalzoom.com, Inc.*	35,797	432,428
Maximus, Inc.	22,354	1,889,137
Mistras Group, Inc.*	5,200	40,144
NV5 Global, Inc.*	5,040	558,281
Planet Labs PBC (x)*	67,673	217,907
Red Violet, Inc. (x)*	2,782	57,226
Resources Connection, Inc.	7,794	122,444
Skillsoft Corp. (x)*	21,242	26,340
Sterling Check Corp.*	11,746	144,006
TriNet Group, Inc.*	13,754	1,306,217
TrueBlue, Inc.*	10,694	189,391
TTEC Holdings, Inc.	7,410	250,754
Upwork, Inc.*	46,772	436,850
Verra Mobility Corp., Class A*	51,477	1,015,126
Willdan Group, Inc.*	3,350	64,186

		21,021,693

Trading Companies & Distributors (1.9%)
Alta Equipment Group, Inc.	5,067	87,811
Applied Industrial Technologies, Inc.	14,321	2,074,110
Beacon Roofing Supply, Inc.*	18,094	1,501,440
BlueLinx Holdings, Inc.*	3,283	307,880
Boise Cascade Co.	14,648	1,323,447
Custom Truck One Source, Inc.*	23,115	155,795
Distribution Solutions Group, Inc.*	1,430	74,446
DXP Enterprises, Inc.*	5,351	194,830
EVI Industries, Inc.*	1,184	26,048
FTAI Aviation Ltd. (x)	36,061	1,141,691
GATX Corp.	13,030	1,677,482
Global Industrial Co.	5,539	153,818
GMS, Inc.*	15,385	1,064,642
H&E Equipment Services, Inc.	12,615	577,136
Herc Holdings, Inc.	10,163	1,390,807
Hudson Technologies, Inc.*	10,602	101,991
Karat Packaging, Inc.	1,440	26,280
McGrath RentCorp	9,649	892,340
MRC Global, Inc.*	30,989	312,059
NOW, Inc.*	40,419	418,741
Rush Enterprises, Inc., Class A	16,171	982,227
Rush Enterprises, Inc., Class B	2,007	136,596
Textainer Group Holdings Ltd.	16,149	635,948
Titan Machinery, Inc.*	7,546	222,607
Transcat, Inc.*	2,159	184,184
Triton International Ltd.	20,339	1,693,425
Veritiv Corp.	5,124	643,626
Willis Lease Finance Corp.*	707	27,665
Xometry, Inc., Class A (x)*	12,768	270,426

		18,299,498

Total Industrials		151,256,331

Information Technology (12.3%)
Communications Equipment (0.7%)
ADTRAN Holdings, Inc.	27,234	286,774
Aviat Networks, Inc.*	2,333	77,852
Calix, Inc.*	21,224	1,059,290
Cambium Networks Corp.*	2,726	41,490
Clearfield, Inc.*	4,492	212,696
CommScope Holding Co., Inc.*	77,086	433,994
Comtech Telecommunications Corp.	7,020	64,163
Digi International, Inc.*	13,070	514,827
DZS, Inc.*	6,530	25,924
Extreme Networks, Inc.*	49,298	1,284,213
Harmonic, Inc.*	38,109	616,223
Infinera Corp. (x)*	70,248	339,298
KVH Industries, Inc.*	4,684	42,812
NETGEAR, Inc.*	7,027	99,502
NetScout Systems, Inc.*	25,583	791,794
Ribbon Communications, Inc.*	21,931	61,187
Viavi Solutions, Inc.*	84,010	951,833

		6,903,872

Electronic Equipment, Instruments & Components (2.5%)
908 Devices, Inc. (x)*	5,097	34,966
Advanced Energy Industries, Inc.	13,625	1,518,506
Aeva Technologies, Inc. (x)*	43,842	54,803
Akoustis Technologies, Inc. (x)*	17,266	54,906
Arlo Technologies, Inc.*	31,790	346,829
Badger Meter, Inc.	10,856	1,601,911
Bel Fuse, Inc., Class B	2,613	150,012
Belden, Inc.	15,767	1,508,114
Benchmark Electronics, Inc.	12,867	332,355
Climb Global Solutions, Inc.	1,038	49,679
CTS Corp.	12,235	521,578
Daktronics, Inc.*	9,755	62,432
ePlus, Inc.*	11,130	626,619
Evolv Technologies Holdings, Inc.*	40,963	245,778
Fabrinet*	13,597	1,765,978
FARO Technologies, Inc.*	6,836	110,743
Insight Enterprises, Inc.*	10,774	1,576,667
Iteris, Inc.*	10,665	42,233
Itron, Inc.*	16,575	1,195,058
Kimball Electronics, Inc.*	6,405	176,970
Knowles Corp.*	35,390	639,143
Lightwave Logic, Inc. (x)*	43,090	300,337
Luna Innovations, Inc. (x)*	8,021	73,152
Methode Electronics, Inc.	13,837	463,816
MicroVision, Inc. (x)*	62,210	284,922
Mirion Technologies, Inc., Class A*	72,560	613,132
Napco Security Technologies, Inc.	11,211	388,461
nLight, Inc.*	14,247	219,689
Novanta, Inc.*	12,946	2,383,359
OSI Systems, Inc.*	5,936	699,439
PAR Technology Corp.*	9,338	307,500
PC Connection, Inc.	4,582	206,648
Plexus Corp.*	10,310	1,012,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Presto Automation, Inc.*	1,305	$6,812
Richardson Electronics Ltd. (x)	2,988	49,302
Rogers Corp.*	6,525	1,056,593
Sanmina Corp.*	21,106	1,272,059
ScanSource, Inc.*	9,220	272,543
SmartRent, Inc., Class A (x)*	55,720	213,408
Tingo Group, Inc. (x)*	30,490	36,893
TTM Technologies, Inc.*	41,246	573,319
Vishay Intertechnology, Inc.	47,524	1,397,206
Vishay Precision Group, Inc.*	3,094	114,942

		24,561,666

IT Services (0.5%)
BigBear.ai Holdings, Inc. (x)*	6,705	15,757
BigCommerce Holdings, Inc.*	22,537	224,243
Brightcove, Inc.*	10,612	42,554
CXApp, Inc. (x)*	487	5,318
DigitalOcean Holdings, Inc.*	24,739	993,024
Fastly, Inc., Class A*	42,620	672,117
Grid Dynamics Holdings, Inc.*	19,050	176,213
Hackett Group, Inc. (The)	7,145	159,691
Information Services Group, Inc.	7,862	42,140
Perficient, Inc.*	12,490	1,040,792
Rackspace Technology, Inc.*	27,679	75,287
Squarespace, Inc., Class A*	16,180	510,317
Thoughtworks Holding, Inc.*	31,987	241,502
Tucows, Inc., Class A*	2,579	71,541
Unisys Corp.*	26,800	106,664

		4,377,160

Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	17,287	226,114
Aehr Test Systems*	9,370	386,513
Alpha & Omega Semiconductor Ltd.*	6,130	201,064
Ambarella, Inc.*	13,423	1,123,102
Amkor Technology, Inc.	39,412	1,172,507
Atomera, Inc.*	4,642	40,710
Axcelis Technologies, Inc.*	12,043	2,207,843
CEVA, Inc.*	7,514	191,983
Cohu, Inc.*	16,714	694,634
Credo Technology Group Holding Ltd.*	36,123	626,373
Diodes, Inc.*	16,686	1,543,288
FormFactor, Inc.*	28,810	985,878
Ichor Holdings Ltd.*	10,361	388,538
Impinj, Inc. (x)*	8,243	738,985
indie Semiconductor, Inc., Class A*	49,895	469,013
inTEST Corp.*	2,680	70,377
Kulicke & Soffa Industries, Inc.	20,106	1,195,302
MACOM Technology Solutions Holdings, Inc.*	20,250	1,326,983
Maxeon Solar Technologies Ltd. (x)*	9,251	260,508
MaxLinear, Inc., Class A*	27,900	880,524
Navitas Semiconductor Corp., Class A*	36,949	389,442
NVE Corp. (x)	1,191	116,051
Onto Innovation, Inc.*	17,948	2,090,404
PDF Solutions, Inc.*	10,991	495,694
Photronics, Inc.*	22,460	579,243
Power Integrations, Inc.	21,086	1,996,212
Rambus, Inc.*	40,085	2,572,254
Semtech Corp.*	23,779	605,413
Silicon Laboratories, Inc.*	11,823	1,864,960
SiTime Corp.*	6,191	730,352
SkyWater Technology, Inc. (x)*	4,395	41,401
SMART Global Holdings, Inc.*	16,622	482,204
Synaptics, Inc.*	14,469	1,235,363
Transphorm, Inc.*	5,398	18,353
Ultra Clean Holdings, Inc.*	18,589	714,933
Veeco Instruments, Inc.*	18,585	477,263

		29,139,781

Software (4.9%)
8x8, Inc.*	27,246	115,251
A10 Networks, Inc.	23,524	343,215
ACI Worldwide, Inc.*	42,347	981,180
Adeia, Inc.	43,655	480,642
Agilysys, Inc.*	7,507	515,280
Alarm.com Holdings, Inc.*	17,970	928,690
Alkami Technology, Inc.*	15,493	253,930
Altair Engineering, Inc., Class A*	19,919	1,510,657
American Software, Inc., Class A	7,427	78,058
Amplitude, Inc., Class A*	23,411	257,521
Appfolio, Inc., Class A*	7,398	1,273,492
Appian Corp., Class A*	15,597	742,417
Applied Digital Corp.*	17,174	160,577
Asana, Inc., Class A*	29,250	644,670
AvePoint, Inc. (x)*	51,263	295,275
Bit Digital, Inc. (x)*	18,053	73,295
Blackbaud, Inc.*	16,601	1,181,659
BlackLine, Inc.*	21,248	1,143,567
Box, Inc., Class A*	52,514	1,542,861
Braze, Inc., Class A (x)*	12,501	547,419
C3.ai, Inc., Class A (x)*	21,352	777,853
Cerence, Inc.*	14,971	437,602
Cipher Mining, Inc. (x)*	11,935	34,134
Cleanspark, Inc.*	19,109	81,978
Clear Secure, Inc., Class A (x)	30,193	699,572
CommVault Systems, Inc.*	16,458	1,195,180
Consensus Cloud Solutions, Inc.*	6,876	213,156
CoreCard Corp. (x)*	1,808	45,851
Couchbase, Inc.*	10,692	169,147
CS Disco, Inc.*	9,508	78,156
Digimarc Corp. (x)*	3,342	98,388
Digital Turbine, Inc.*	36,403	337,820
Domo, Inc., Class B*	10,443	153,094
E2open Parent Holdings, Inc.*	70,568	395,181
Ebix, Inc.	9,922	250,034
eGain Corp.*	4,565	34,192
Enfusion, Inc., Class A*	12,378	138,881
EngageSmart, Inc.*	16,137	308,055
Envestnet, Inc.*	19,417	1,152,399
Everbridge, Inc.*	14,776	397,474
EverCommerce, Inc.*	9,512	112,622
Expensify, Inc., Class A*	13,791	110,052
ForgeRock, Inc., Class A (x)*	16,742	343,881
Freshworks, Inc., Class A*	58,686	1,031,700
Instructure Holdings, Inc.*	6,547	164,723
Intapp, Inc.*	5,616	235,367
InterDigital, Inc.	10,145	979,500
Jamf Holding Corp. (x)*	25,301	493,876
Kaltura, Inc.*	20,726	43,939
LivePerson, Inc.*	23,860	107,847
LiveRamp Holdings, Inc.*	24,001	685,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
LiveVox Holdings, Inc.*	6,039	$16,607
Marathon Digital Holdings, Inc.*	60,960	844,906
Matterport, Inc.*	85,170	268,286
MeridianLink, Inc.*	8,959	186,347
MicroStrategy, Inc., Class A*	4,001	1,370,022
Mitek Systems, Inc.*	10,532	114,167
Model N, Inc.*	14,389	508,795
N-able, Inc.*	25,341	365,164
NextNav, Inc.*	15,174	44,612
Olo, Inc., Class A*	37,452	241,940
ON24, Inc.	8,161	66,267
OneSpan, Inc.*	9,618	142,731
PagerDuty, Inc.*	32,192	723,676
PowerSchool Holdings, Inc., Class A*	21,301	407,701
Progress Software Corp.	15,988	928,903
PROS Holdings, Inc.*	17,100	526,680
Q2 Holdings, Inc.*	21,422	661,940
Qualys, Inc.*	13,894	1,794,688
Rapid7, Inc.*	21,620	978,954
Rimini Street, Inc.*	11,870	56,857
Riot Platforms, Inc.*	59,234	700,146
Sapiens International Corp. NV	11,854	315,316
SEMrush Holdings, Inc., Class A (x)*	7,825	74,885
SolarWinds Corp.*	18,254	187,286
SoundHound AI, Inc., Class A (x)*	34,955	159,045
SoundThinking, Inc.*	2,000	43,720
Sprinklr, Inc., Class A*	31,500	435,645
Sprout Social, Inc., Class A*	17,500	807,800
SPS Commerce, Inc.*	13,324	2,559,007
Tenable Holdings, Inc.*	41,247	1,796,307
Terawulf, Inc.*	12,576	22,008
Varonis Systems, Inc., Class B*	40,415	1,077,060
Verint Systems, Inc.*	23,341	818,335
Veritone, Inc. (x)*	6,099	23,908
Viant Technology, Inc., Class A*	4,596	21,188
Weave Communications, Inc.*	8,196	91,058
Workiva, Inc., Class A*	17,426	1,771,527
Xperi, Inc.*	14,362	188,860
Yext, Inc.*	39,834	450,523
Zeta Global Holdings Corp., Class A*	43,922	375,094
Zuora, Inc., Class A*	48,252	529,324

		47,074,064

Technology Hardware, Storage & Peripherals (0.7%)
Avid Technology, Inc.*	13,304	339,252
CompoSecure, Inc. (x)*	4,105	28,160
Corsair Gaming, Inc.*	13,788	244,599
CPI Card Group, Inc.*	1,063	24,715
Eastman Kodak Co. (x)*	14,828	68,505
Immersion Corp.	5,487	38,848
Intevac, Inc.*	6,373	23,899
IonQ, Inc. (x)*	58,214	787,636
Super Micro Computer, Inc.*	16,788	4,184,409
Turtle Beach Corp.*	4,234	49,326
Xerox Holdings Corp.	42,482	632,557

		6,421,906

Total Information Technology		118,478,449

Materials (4.2%)
Chemicals (1.8%)
AdvanSix, Inc.	10,210	357,146
American Vanguard Corp.	7,346	131,273
Amyris, Inc.*	54,859	56,505
Aspen Aerogels, Inc.*	11,987	94,577
Avient Corp.	34,782	1,422,584
Balchem Corp.	11,723	1,580,378
Cabot Corp.	20,940	1,400,677
Chase Corp.	2,770	335,779
Core Molding Technologies, Inc.*	1,935	44,021
Danimer Scientific, Inc., Class A*	21,910	52,146
Diversey Holdings Ltd. (x)*	29,425	246,876
Ecovyst, Inc.*	29,695	340,305
FutureFuel Corp.	6,511	57,622
Hawkins, Inc.	7,319	349,043
HB Fuller Co.	19,657	1,405,672
Ingevity Corp.*	14,144	822,615
Innospec, Inc.	9,197	923,747
Intrepid Potash, Inc.*	2,775	62,965
Koppers Holdings, Inc.	5,331	181,787
Kronos Worldwide, Inc.	8,254	72,057
Livent Corp. (x)*	65,776	1,804,236
LSB Industries, Inc.*	22,230	218,965
Mativ Holdings, Inc.	20,247	306,135
Minerals Technologies, Inc.	12,086	697,241
Origin Materials, Inc. (x)*	26,718	113,819
Orion SA	22,312	473,461
Perimeter Solutions SA (x)*	53,336	328,016
PureCycle Technologies, Inc. (x)*	36,925	394,728
Quaker Chemical Corp.	5,055	985,220
Rayonier Advanced Materials, Inc.*	14,607	62,518
Sensient Technologies Corp.	15,678	1,115,176
Stepan Co.	7,874	752,439
Trinseo plc	10,497	132,997
Tronox Holdings plc	44,855	570,107
Valhi, Inc.	954	12,259

		17,905,092

Construction Materials (0.3%)
Knife River Corp.*	18,443	802,271
Summit Materials, Inc., Class A*	45,305	1,714,794
United States Lime & Minerals, Inc.	554	115,725

		2,632,790

Containers & Packaging (0.3%)
Greif, Inc., Class A	9,636	663,824
Greif, Inc., Class B	2,025	156,431
Myers Industries, Inc.	12,392	240,777
O-I Glass, Inc.*	57,633	1,229,312
Pactiv Evergreen, Inc.	13,705	103,747
Ranpak Holdings Corp., Class A*	10,641	48,097
TriMas Corp.	18,052	496,249

		2,938,437

Metals & Mining (1.7%)
5E Advanced Materials, Inc.*	9,862	32,347
Alpha Metallurgical Resources, Inc.	4,699	772,328
Arconic Corp.*	37,211	1,100,701
ATI, Inc.*	46,470	2,055,368
Caledonia Mining Corp. plc (x)	4,099	47,630
Carpenter Technology Corp.	18,754	1,052,662
Century Aluminum Co.*	12,801	111,625
Coeur Mining, Inc.*	118,324	336,040
Commercial Metals Co.	43,273	2,278,756
Compass Minerals International, Inc.	13,822	469,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Constellium SE, Class A*	47,750	$821,300
Contango ORE, Inc.*	930	23,696
Dakota Gold Corp. (x)*	12,585	36,748
Haynes International, Inc.	3,165	160,845
Hecla Mining Co.	217,517	1,120,213
i-80 Gold Corp. (x)*	48,233	108,524
Ivanhoe Electric, Inc. (x)*	20,203	263,447
Kaiser Aluminum Corp.	6,528	467,666
Materion Corp.	7,529	859,812
NioCorp Developments Ltd.*	1,144	5,754
Novagold Resources, Inc.*	97,125	387,529
Olympic Steel, Inc.	2,441	119,609
Perpetua Resources Corp.*	9,430	34,608
Piedmont Lithium, Inc.*	6,494	374,769
PolyMet Mining Corp.*	7,716	6,096
Ramaco Resources, Inc., Class A	6,001	50,649
Ramaco Resources, Inc., Class B (x)*	1,200	12,732
Ryerson Holding Corp.	7,827	339,535
Schnitzer Steel Industries, Inc., Class A	10,141	304,129
SunCoke Energy, Inc.	31,169	245,300
TimkenSteel Corp.*	16,852	363,498
Tredegar Corp.	6,314	42,114
Warrior Met Coal, Inc.	19,397	755,513
Worthington Industries, Inc.	11,884	825,582

		15,987,073

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,186	131,105
Glatfelter Corp.*	12,203	36,853
Sylvamo Corp.	13,195	533,738

		701,696

Total Materials		40,165,088

Real Estate (5.4%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	27,705	514,759
Alpine Income Property Trust, Inc. (REIT)	3,253	52,861
American Assets Trust, Inc. (REIT)	18,355	352,416
Armada Hoffler Properties, Inc. (REIT)	24,471	285,821
Broadstone Net Lease, Inc. (REIT)	67,072	1,035,592
CTO Realty Growth, Inc. (REIT)	5,488	94,064
Empire State Realty Trust, Inc. (REIT), Class A	52,538	393,510
Essential Properties Realty Trust, Inc. (REIT)	52,580	1,237,733
Gladstone Commercial Corp. (REIT)	11,619	143,727
Global Net Lease, Inc. (REIT)	40,070	411,919
NexPoint Diversified Real Estate Trust (REIT)	7,663	95,941
One Liberty Properties, Inc. (REIT)	4,168	84,694
Star Holdings (REIT)*	3,277	48,078

		4,751,115

Health Care REITs (0.5%)
CareTrust REIT, Inc. (REIT)	36,650	727,869
Community Healthcare Trust, Inc. (REIT)	9,830	324,587
Diversified Healthcare Trust (REIT)	77,794	175,037
Global Medical REIT, Inc. (REIT)	17,396	158,825
LTC Properties, Inc. (REIT)	16,182	534,330
National Health Investors, Inc. (REIT)	15,748	825,510
Physicians Realty Trust (REIT)	84,479	1,181,861
Sabra Health Care REIT, Inc. (REIT)	85,542	1,006,829
Universal Health Realty Income Trust (REIT)	3,617	172,097

		5,106,945

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	80,477	1,216,008
Braemar Hotels & Resorts, Inc. (REIT)	15,923	64,010
Chatham Lodging Trust (REIT)	13,202	123,571
DiamondRock Hospitality Co. (REIT)	77,908	624,043
Hersha Hospitality Trust (REIT), Class A	7,246	44,128
Pebblebrook Hotel Trust (REIT)	45,594	635,580
RLJ Lodging Trust (REIT)	60,450	620,822
Ryman Hospitality Properties, Inc. (REIT)	20,844	1,936,825
Service Properties Trust (REIT)	68,777	597,672
Summit Hotel Properties, Inc. (REIT)	39,314	255,934
Sunstone Hotel Investors, Inc. (REIT)	80,245	812,079
Xenia Hotels & Resorts, Inc. (REIT)	44,680	550,011

		7,480,683

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	9,964	727,472
LXP Industrial Trust (REIT)	105,549	1,029,103
Plymouth Industrial REIT, Inc. (REIT)	13,452	309,665
Terreno Realty Corp. (REIT)	29,313	1,761,711

		3,827,951

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	62,291	289,653
City Office REIT, Inc. (REIT)	12,297	68,494
Corporate Office Properties Trust (REIT)	42,956	1,020,205
Douglas Emmett, Inc. (REIT) (x)	35,029	440,314
Easterly Government Properties, Inc. (REIT), Class A	34,887	505,861
Equity Commonwealth (REIT)	41,556	841,925
Hudson Pacific Properties, Inc. (REIT)	13,477	56,873
JBG SMITH Properties (REIT) (x)	40,506	609,210
Office Properties Income Trust (REIT)	15,077	116,093
Orion Office REIT, Inc. (REIT)	14,065	92,970
Paramount Group, Inc. (REIT)	72,174	319,731
Peakstone Realty Trust (REIT) (x)	10,067	281,071
Piedmont Office Realty Trust, Inc. (REIT), Class A	50,866	369,796
Postal Realty Trust, Inc. (REIT), Class A	4,674	68,755
SL Green Realty Corp. (REIT) (x)	11,265	338,513

		5,419,464

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	406	8,843
Anywhere Real Estate, Inc.*	27,787	185,617
Compass, Inc., Class A*	101,878	356,573
Cushman & Wakefield plc (x)*	57,532	470,612
DigitalBridge Group, Inc.	57,833	850,723
Douglas Elliman, Inc.	18,965	42,102
eXp World Holdings, Inc. (x)	25,430	515,720
Forestar Group, Inc.*	6,576	148,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FRP Holdings, Inc.*	1,704	$98,099
Kennedy-Wilson Holdings, Inc.	43,939	717,524
Marcus & Millichap, Inc.	9,412	296,572
Maui Land & Pineapple Co., Inc.*	1,883	26,814
Newmark Group, Inc., Class A	57,662	358,658
Opendoor Technologies, Inc. (x)*	197,647	794,541
RE/MAX Holdings, Inc., Class A	4,194	80,776
Redfin Corp. (x)*	39,130	485,995
RMR Group, Inc. (The), Class A	4,845	112,259
St Joe Co. (The)	14,319	692,180
Stratus Properties, Inc.	1,556	40,845
Tejon Ranch Co.*	5,286	90,972
Transcontinental Realty Investors, Inc.*	498	18,242

		6,391,956

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	55,054	469,060
BRT Apartments Corp. (REIT)	3,058	60,548
Centerspace (REIT)	5,599	343,555
Clipper Realty, Inc. (REIT)	3,400	19,278
Elme Communities (REIT)	35,160	578,030
Independence Realty Trust, Inc. (REIT)	82,271	1,498,978
NexPoint Residential Trust, Inc. (REIT)	8,758	398,314
UMH Properties, Inc. (REIT)	17,227	275,288
Veris Residential, Inc. (REIT)*	32,466	521,079

		4,164,130

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	33,927	488,210
Alexander’s, Inc. (REIT)	772	141,940
CBL & Associates Properties, Inc. (REIT)	8,342	183,858
Getty Realty Corp. (REIT)	16,099	544,468
InvenTrust Properties Corp. (REIT)	25,135	581,624
Kite Realty Group Trust (REIT)	80,692	1,802,659
Macerich Co. (The) (REIT)	78,185	881,145
Necessity Retail REIT, Inc. (The) (REIT), Class A	48,932	330,780
NETSTREIT Corp. (REIT)	22,408	400,431
Phillips Edison & Co., Inc. (REIT) (x)	43,170	1,471,234
Retail Opportunity Investments Corp. (REIT)	46,316	625,729
RPT Realty (REIT)	31,669	330,941
Saul Centers, Inc. (REIT)	4,445	163,709
SITE Centers Corp. (REIT)	72,825	962,746
Tanger Factory Outlet Centers, Inc. (REIT)	39,792	878,209
Urban Edge Properties (REIT)	45,902	708,268
Urstadt Biddle Properties, Inc. (REIT), Class A	7,617	161,937
Whitestone REIT (REIT)	14,895	144,482

		10,802,370

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	12,398	151,380
Four Corners Property Trust, Inc. (REIT)	33,454	849,732
Gladstone Land Corp. (REIT)	8,556	139,206
Outfront Media, Inc. (REIT)	55,743	876,280
PotlatchDeltic Corp. (REIT)	29,024	1,533,918
Safehold, Inc. (REIT) (x)	10,924	259,227
Uniti Group, Inc. (REIT)	89,125	411,757

		4,221,500

Total Real Estate		52,166,114

Utilities (2.7%)
Electric Utilities (0.7%)
ALLETE, Inc.	21,133	1,225,080
Genie Energy Ltd., Class B (x)	6,276	88,742
MGE Energy, Inc.	13,320	1,053,745
Otter Tail Corp.	15,329	1,210,378
PNM Resources, Inc.	31,139	1,404,369
Portland General Electric Co.	34,407	1,611,280

		6,593,594

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	36,100	1,645,438
Chesapeake Utilities Corp.	6,700	797,300
New Jersey Resources Corp.	35,533	1,677,158
Northwest Natural Holding Co.	13,606	585,738
ONE Gas, Inc.	19,877	1,526,752
RGC Resources, Inc.	2,340	46,870
Southwest Gas Holdings, Inc.	23,157	1,473,943
Spire, Inc.	18,983	1,204,282

		8,957,481

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc., Class A*	31,436	169,754
Montauk Renewables, Inc.*	24,074	179,111
Ormat Technologies, Inc.	19,221	1,546,522
Sunnova Energy International, Inc. (x)*	36,152	661,943

		2,557,330

Multi-Utilities (0.4%)
Avista Corp.	27,121	1,065,041
Black Hills Corp.	24,276	1,462,872
NorthWestern Corp.	20,997	1,191,790
Unitil Corp.	5,913	299,848

		4,019,551

Water Utilities (0.4%)
American States Water Co.	13,550	1,178,850
Artesian Resources Corp., Class A	2,762	130,422
Cadiz, Inc. (x)*	15,056	61,127
California Water Service Group	20,023	1,033,788
Consolidated Water Co. Ltd. (x)	4,996	121,053
Global Water Resources, Inc.	3,196	40,525
Middlesex Water Co.	6,916	557,845
Pure Cycle Corp.*	6,084	66,924
SJW Group	10,794	756,767
York Water Co. (The)	4,160	171,683

		4,118,984

Total Utilities		26,246,940

Total Common Stocks (90.2%) (Cost $682,721,781)		868,049,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	$10,800

Total Financials		10,800

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	19,200	9,600

Total Health Care		9,600

Total Rights (0.0%)† (Cost $12,375)		20,400

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	38,946,327	38,954,117
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.02% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		58,954,117

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $13,869,609, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $14,141,050. (xx)	$13,863,774	13,863,774
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $2,041,104. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		15,863,774

Total Short-Term Investments (7.8%) (Cost $74,806,850)		74,817,891

Total Investments in Securities (98.0%) (Cost $757,541,006)		942,887,570
Other Assets Less Liabilities (2.0%)		19,373,276

Net Assets (100%)		$962,260,846

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $661,127 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $43,362,915. This was collateralized by $8,641,277 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 7/15/23 - 5/15/53 and by cash of $35,875,438 of which $35,863,774 was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	6,374	392,654	—	(36,315)	12,821	78,996	448,156	2,748	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	22,077	285,292	—	(12,127)	2,762	21,671	297,598	9,210	—

Total		677,946	—	(48,442)	15,583	100,667	745,754	11,958	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	988	9/2023	USD	94,042,780	798,256

					798,256

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,833,301	$—	$—	$21,833,301
Consumer Discretionary	91,284,937	—	—	91,284,937
Consumer Staples	29,969,411	—	—	29,969,411
Energy	58,857,327	—	—	58,857,327
Financials	130,850,444	—	—	130,850,444
Health Care	146,835,321	—	105,616	146,940,937
Industrials	151,256,331	—	—	151,256,331
Information Technology	118,478,449	—	—	118,478,449
Materials	40,165,088	—	—	40,165,088
Real Estate	52,166,114	—	—	52,166,114
Utilities	26,246,940	—	—	26,246,940
Futures	798,256	—	—	798,256
Rights
Financials	—	10,800	—	10,800
Health Care	—	—	9,600	9,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$58,954,117	$—	$—	$58,954,117
Repurchase Agreements	—	15,863,774	—	15,863,774

Total Assets	$927,696,036	$15,874,574	$115,216	$943,685,826

Total Liabilities	$—	$—	$—	$—

Total	$927,696,036	$15,874,574	$115,216	$943,685,826

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$798,256	*

Total		$798,256

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,129,401	$2,129,401

Total	$2,129,401	$2,129,401

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,303,130	$3,303,130

Total	$3,303,130	$3,303,130

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$89,520,447

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,859,077
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$113,180,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 8%)*	Net Proceeds of Sales and Redemptions (affiliated 17%)*	Net Realized Gain (Loss)
$ 5,317,316	$19,456,742	$10,112,694

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$333,363,583
Aggregate gross unrealized depreciation	(145,054,787)

Net unrealized appreciation	$188,308,796

Federal income tax cost of investments in securities and derivative instruments, if applicable	$755,377,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $651,652)	$745,754
Unaffiliated Issuers (Cost $741,025,580)	926,278,042
Repurchase Agreements (Cost $15,863,774)	15,863,774
Cash	47,834,838
Cash held as collateral at broker for futures	6,811,240
Dividends, interest and other receivables	1,002,266
Due from broker for futures variation margin	278,012
Securities lending income receivable	64,424
Receivable for securities sold	3,395
Other assets	10,494

Total assets	998,892,239

LIABILITIES
Payable for return of collateral on securities loaned	35,863,774
Investment management fees payable	341,542
Payable for Portfolio shares repurchased	270,221
Administrative fees payable	99,438
Accrued expenses	56,418

Total liabilities	36,631,393

NET ASSETS	$962,260,846

Net assets were comprised of:
Paid in capital	$821,999,734
Total distributable earnings (loss)	140,261,112

Net assets	$962,260,846

Class K
Net asset value, offering and redemption price per share, $962,260,846 / 93,842,358 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.25

(x)	Includes value of securities on loan of $43,362,915.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($11,958 of dividend income received from affiliates) (net of $10,815 foreign withholding tax)	$8,045,191
Interest	1,184,256
Securities lending (net)	499,008

Total income	9,728,455

EXPENSES
Investment management fees	2,133,431
Administrative fees	606,294
Custodian fees	60,597
Professional fees	44,737
Printing and mailing expenses	30,805
Trustees’ fees	15,002
Miscellaneous	16,468

Gross expenses	2,907,334
Less: Waiver from investment manager	(61,633)

Net expenses	2,845,701

NET INVESTMENT INCOME (LOSS)	6,882,754

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($15,583 realized gain (loss) from affiliates)	19,398,445
Futures contracts	2,129,401

Net realized gain (loss)	21,527,846

Change in unrealized appreciation (depreciation) on:
Investments in securities ($100,667 of change in unrealized appreciation (depreciation) from affiliates)	40,839,032
Futures contracts	3,303,130

Net change in unrealized appreciation (depreciation)	44,142,162

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,670,008

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,552,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,882,754	$9,613,605
Net realized gain (loss)	21,527,846	(7,530,759)
Net change in unrealized appreciation (depreciation)	44,142,162	(289,614,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,552,762	(287,531,582)

Distributions to shareholders:
Class K	—	(27,842,314)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 25,904 and 4,799,747 shares, respectively ]	257,438	49,558,796
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,875,310 shares, respectively ]	—	27,842,314
Capital shares repurchased [ (5,643,982) and (12,155,539) shares, respectively]	(55,797,279)	(128,237,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,539,841)	(50,835,942)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,012,921	(366,209,838)
NET ASSETS:
Beginning of period	945,247,925	1,311,457,763

End of period	$962,260,846	$945,247,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020	2019	2018
Net asset value, beginning of period	$9.50		$12.62	$13.23		$12.07	$10.21	$12.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.09	0.07	(aa)	0.08	0.12	0.13
Net realized and unrealized gain (loss)	0.68		(2.93)	1.77		2.14	2.41	(1.57)

Total from investment operations	0.75		(2.84)	1.84		2.22	2.53	(1.44)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.09)		(0.12)	(0.13)	(0.13)
Distributions from net realized gains	—		(0.18)	(2.36)		(0.94)	(0.54)	(1.07)
Return of capital	—		—	—		—	—	(0.01)

Total dividends and distributions	—		(0.28)	(2.45)		(1.06)	(0.67)	(1.21)

Net asset value, end of period	$10.25		$9.50	$12.62		$13.23	$12.07	$10.21

Total return (b)	7.89%		(22.53)%	14.23%		18.76%	24.87%	(11.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$962,261		$945,248	$1,311,458		$1,401,711	$1,211,498	$860,280
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60	%(g)	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.61%		0.60%	0.60	%(g)	0.61%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.45%		0.90%	0.46	%(bb)	0.74%	1.00%	0.95%
Before waivers (a)(f)	1.44%		0.90%	0.46	%(bb)	0.73%	0.99%	0.95%
Portfolio turnover rate^	8	%(z)	13%	19%		28%	19%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.07% lower.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Financials	$209,811,726	16.4%
Industrials	186,573,233	14.6
Health Care	151,032,933	11.8
Consumer Discretionary	144,680,229	11.3
Consumer Staples	115,715,185	9.0
Information Technology	94,586,521	7.4
Materials	85,399,134	6.7
Energy	48,316,970	3.8
Communication Services	47,366,475	3.7
Utilities	39,697,250	3.1
Real Estate	26,021,646	2.0
Repurchase Agreement	7,742,267	0.6
Investment Companies	6,000,000	0.5
Cash and Other	116,374,323	9.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class K
Actual	$1,000.00	$1,114.50	$3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.16

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.63%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.9%)
Ampol Ltd.	16,555	$332,053
ANZ Group Holdings Ltd.	221,066	3,505,516
APA Group	83,703	541,508
Aristocrat Leisure Ltd.	43,435	1,124,727
ASX Ltd.	14,075	592,879
Aurizon Holdings Ltd.	133,576	349,834
BHP Group Ltd. (ASE Stock Exchange)	198,803	5,931,689
BHP Group Ltd. (London Stock Exchange)	174,074	5,170,234
BlueScope Steel Ltd.	33,539	462,703
Brambles Ltd.	102,816	989,581
Cochlear Ltd.	4,877	746,267
Coles Group Ltd.	97,255	1,195,315
Commonwealth Bank of Australia	124,278	8,333,431
Computershare Ltd.	41,710	653,036
Dexus (REIT)	81,907	426,284
EBOS Group Ltd.	12,142	274,726
Endeavour Group Ltd.	109,547	461,437
Flutter Entertainment plc*	12,986	2,613,629
Fortescue Metals Group Ltd.	124,083	1,847,967
Glencore plc	785,641	4,456,580
Goodman Group (REIT)	124,572	1,668,716
GPT Group (The) (REIT)	139,396	385,244
IDP Education Ltd. (x)	15,879	234,802
IGO Ltd.	50,283	513,219
Insurance Australia Group Ltd.	179,576	684,173
Lendlease Corp. Ltd.	52,037	269,264
Lottery Corp. Ltd. (The)	163,515	560,825
Macquarie Group Ltd.	27,026	3,220,559
Medibank Pvt Ltd.	200,250	471,241
Mineral Resources Ltd.	12,974	623,229
Mirvac Group (REIT)	290,313	438,927
National Australia Bank Ltd.	231,025	4,077,768
Newcrest Mining Ltd.	66,612	1,190,156
Northern Star Resources Ltd.	82,418	669,074
Orica Ltd.	34,084	338,042
Origin Energy Ltd.	128,599	718,874
Pilbara Minerals Ltd.	193,145	636,944
Qantas Airways Ltd.*	64,376	266,946
QBE Insurance Group Ltd.	111,599	1,174,532
Ramsay Health Care Ltd.	13,769	517,942
REA Group Ltd.	3,994	382,611
Reece Ltd.	16,462	205,185
Rio Tinto Ltd.	27,324	2,102,813
Rio Tinto plc	82,863	5,264,248
Santos Ltd.	243,025	1,224,040
Scentre Group (REIT)	375,848	663,833
SEEK Ltd.	24,445	354,673
Sonic Healthcare Ltd.	32,978	784,403
South32 Ltd.	332,777	839,267
Stockland (REIT)	177,955	479,928
Suncorp Group Ltd.	93,544	843,875
Telstra Group Ltd.	299,856	860,635
Transurban Group	226,748	2,159,819
Treasury Wine Estates Ltd.	55,117	414,126
Vicinity Ltd. (REIT)	285,945	351,509
Washington H Soul Pattinson & Co. Ltd.	16,098	341,272
Wesfarmers Ltd.	83,508	2,753,884
Westpac Banking Corp.	258,290	3,684,554
WiseTech Global Ltd.	12,620	676,091
Woodside Energy Group Ltd. (ASE Stock Exchange)	108,306	2,508,205
Woodside Energy Group Ltd. (London Stock Exchange)	31,455	726,009
Woolworths Group Ltd.	89,704	2,380,154

		88,671,007

Austria (0.2%)
Erste Group Bank AG	25,777	905,127
Mondi plc	34,666	529,286
OMV AG	10,741	455,115
Verbund AG	5,297	425,417
voestalpine AG (x)	8,243	296,215

		2,611,160

Belgium (0.7%)
Ageas SA/NV	11,527	467,182
Anheuser-Busch InBev SA/NV	63,935	3,621,035
D’ieteren Group	1,648	291,437
Elia Group SA/NV	2,325	295,358
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	206,994
Groupe Bruxelles Lambert SA	4,526	356,702
KBC Group NV	18,455	1,290,534
Sofina SA	1,251	259,351
Solvay SA	5,366	600,978
UCB SA	9,350	828,665
Umicore SA	15,726	439,607
Warehouses De Pauw CVA (REIT)	12,234	335,590

		8,993,433

Brazil (0.0%)†
Yara International ASA	12,076	426,394

Burkina Faso (0.0%)†
Endeavour Mining plc	14,073	338,407

Chile (0.0%)†
Antofagasta plc	28,735	535,504

China (0.5%)
BOC Hong Kong Holdings Ltd.	272,117	832,881
Budweiser Brewing Co. APAC Ltd. (m)	124,376	320,716
ESR Group Ltd. (m)	135,560	233,377
Prosus NV*	58,997	4,317,282
SITC International Holdings Co. Ltd.	87,992	161,496
Wilmar International Ltd.	143,745	404,801
Xinyi Glass Holdings Ltd.	114,585	179,143

		6,449,696

Denmark (2.8%)
AP Moller – Maersk A/S, Class A	236	411,845
AP Moller – Maersk A/S, Class B	362	636,866
Carlsberg A/S, Class B	7,396	1,182,565
Chr Hansen Holding A/S	7,954	553,232
Coloplast A/S, Class B	8,603	1,075,613
Danske Bank A/S*	50,301	1,225,017
Demant A/S*	7,061	298,793
DSV A/S	13,702	2,883,614
Genmab A/S*	4,850	1,840,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Novo Nordisk A/S, Class B	121,851	$19,680,613
Novozymes A/S, Class B	15,544	723,949
Orsted A/S (m)	13,838	1,307,378
Pandora A/S	6,687	597,565
ROCKWOOL A/S, Class B	631	163,174
Tryg A/S	26,483	573,212
Vestas Wind Systems A/S*	74,332	1,974,929

		35,129,163

Finland (1.0%)
Elisa OYJ	10,134	541,278
Fortum OYJ	33,091	443,139
Kesko OYJ, Class B	21,132	397,702
Kone OYJ, Class B	24,966	1,304,126
Metso OYJ	47,338	570,272
Neste OYJ	31,234	1,203,787
Nokia OYJ	391,243	1,641,860
Nordea Bank Abp	238,802	2,601,968
Orion OYJ, Class B	8,212	340,778
Sampo OYJ, Class A	33,556	1,504,949
Stora Enso OYJ, Class R	43,110	499,626
UPM-Kymmene OYJ	39,821	1,186,758
Wartsila OYJ Abp	35,354	398,330

		12,634,573

France (9.5%)
Accor SA	13,782	512,492
Adevinta ASA*	20,601	135,113
Aeroports de Paris	2,111	303,317
Air Liquide SA	38,541	6,909,708
Airbus SE	43,634	6,307,526
Alstom SA (x)	23,289	695,169
Amundi SA (m)	4,856	286,997
Arkema SA	4,316	407,126
AXA SA	135,036	3,989,440
BioMerieux	3,137	329,225
BNP Paribas SA	81,770	5,165,359
Bollore SE	64,182	399,966
Bouygues SA	15,423	517,993
Bureau Veritas SA	20,842	571,691
Capgemini SE	12,077	2,287,881
Carrefour SA	44,013	834,098
Cie de Saint-Gobain	36,428	2,219,100
Cie Generale des Etablissements Michelin SCA	49,811	1,472,476
Covivio SA (REIT)	3,161	149,541
Credit Agricole SA	87,761	1,042,545
Danone SA	47,259	2,895,881
Dassault Aviation SA	1,805	361,161
Dassault Systemes SE	49,017	2,173,712
Edenred	18,209	1,219,291
Eiffage SA	5,504	574,755
Engie SA	134,439	2,236,141
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	1,004,020
EssilorLuxottica SA	16,092	3,045,376
Eurazeo SE	3,364	236,802
Gecina SA (REIT)	3,275	348,888
Getlink SE	26,794	455,885
Hermes International	2,332	5,073,142
Ipsen SA	2,618	315,057
Kering SA	5,480	3,035,030
Klepierre SA (REIT)	15,274	378,941
La Francaise des Jeux SAEM (m)	7,716	303,802
Legrand SA	19,572	1,941,575
L’Oreal SA	17,728	8,273,257
LVMH Moet Hennessy Louis Vuitton SE	20,325	19,181,222
Orange SA	138,100	1,615,259
Pernod Ricard SA	15,190	3,356,068
Publicis Groupe SA	16,734	1,305,403
Remy Cointreau SA	1,704	273,190
Renault SA	13,970	589,447
Safran SA	25,160	3,952,929
Sartorius Stedim Biotech	2,139	534,529
SEB SA	1,688	174,525
Societe Generale SA	53,660	1,396,870
Sodexo SA	6,681	735,744
Teleperformance	4,341	728,748
Thales SA	7,703	1,153,046
TotalEnergies SE	174,135	9,980,104
Unibail-Rodamco-Westfield (REIT)*	8,965	473,829
Valeo	15,193	326,001
Veolia Environnement SA	50,262	1,589,108
Vinci SA	39,120	4,546,812
Vivendi SE	53,655	494,663
Wendel SE	1,803	185,231
Worldline SA (m)*	17,975	657,883

		121,660,090

Germany (7.6%)
adidas AG	11,848	2,297,978
Allianz SE (Registered)	29,687	6,905,462
BASF SE	65,794	3,194,466
Bayer AG (Registered)	72,313	3,997,894
Bayerische Motoren Werke AG	24,371	2,993,157
Bayerische Motoren Werke AG (Preference) (q)	4,428	503,478
Bechtle AG	5,496	217,767
Beiersdorf AG	7,525	995,611
Brenntag SE	11,469	893,544
Carl Zeiss Meditec AG	2,938	317,687
Commerzbank AG	76,951	852,077
Continental AG	8,285	624,393
Covestro AG (m)*	14,156	735,055
Daimler Truck Holding AG	36,345	1,308,586
Deutsche Bank AG (Registered)	142,665	1,497,024
Deutsche Boerse AG	13,985	2,582,810
Deutsche Lufthansa AG (Registered)*	42,782	437,892
Deutsche Post AG (Registered)	74,081	3,617,554
Deutsche Telekom AG (Registered)	238,572	5,200,139
Dr Ing hc F Porsche AG (Preference) (q)	8,457	1,049,642
E.ON SE	164,180	2,092,694
Evonik Industries AG	15,387	292,477
Fresenius Medical Care AG & Co. KGaA	15,375	734,288
Fresenius SE & Co. KGaA	30,694	849,611
GEA Group AG	11,264	470,746
Hannover Rueck SE	4,404	933,866
Heidelberg Materials AG	10,827	889,058
HelloFresh SE (x)*	11,642	287,862
Henkel AG & Co. KGaA	7,580	533,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA (Preference) (q)	12,660	$1,011,998
Infineon Technologies AG	96,124	3,964,203
Knorr-Bremse AG	5,237	399,844
LEG Immobilien SE*	5,780	331,951
Mercedes-Benz Group AG	62,998	5,070,177
Merck KGaA	9,450	1,562,391
MTU Aero Engines AG	4,019	1,041,341
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,313	3,867,233
Nemetschek SE	4,132	309,435
Porsche Automobil Holding SE (Preference) (q)*	11,100	667,651
Puma SE	8,136	489,264
Rational AG	407	294,472
Rheinmetall AG	3,175	871,759
RWE AG	46,440	2,021,403
SAP SE	76,862	10,495,037
Sartorius AG (Preference) (q)	1,864	639,212
Scout24 SE (m)	5,888	373,240
Siemens AG (Registered)	55,941	9,311,295
Siemens Energy AG*	38,197	674,253
Siemens Healthineers AG (m)	20,906	1,183,221
Symrise AG, Class A	9,672	1,013,243
Talanx AG (x)	4,873	279,365
Telefonica Deutschland Holding AG	58,980	165,747
Volkswagen AG	2,105	351,195
Volkswagen AG (Preference) (q)	15,381	2,063,014
Vonovia SE	52,934	1,033,510
Wacker Chemie AG	1,405	192,810
Zalando SE (m)*	16,195	465,921

		97,450,510

Hong Kong (2.1%)
AIA Group Ltd.	857,127	8,745,424
CK Asset Holdings Ltd.	145,005	804,741
CK Infrastructure Holdings Ltd.	42,650	225,762
CLP Holdings Ltd.	118,767	924,427
Futu Holdings Ltd. (ADR) (x)*	4,479	177,995
Hang Lung Properties Ltd.	144,076	222,370
Hang Seng Bank Ltd.	55,315	787,800
Henderson Land Development Co. Ltd.	111,451	332,320
HKT Trust & HKT Ltd.	274,518	319,729
Hong Kong & China Gas Co. Ltd.	808,009	698,812
Hong Kong Exchanges & Clearing Ltd.	92,487	3,517,192
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	82,531	318,570
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,615	14,123
Jardine Matheson Holdings Ltd. (London Stock Exchange)	11,157	559,858
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	803	40,729
Link REIT (REIT)	188,433	1,049,070
MTR Corp. Ltd.	117,072	538,871
New World Development Co. Ltd.	103,702	256,141
Power Assets Holdings Ltd.	103,199	541,301
Prudential plc	202,475	2,855,373
Sino Land Co. Ltd.	264,452	325,196
Sun Hung Kai Properties Ltd.	105,431	1,329,786
Swire Pacific Ltd., Class A	33,585	258,392
Swire Properties Ltd.	77,054	189,927
Techtronic Industries Co. Ltd.	101,796	1,113,866
WH Group Ltd. (m)	585,235	311,011
Wharf Real Estate Investment Co. Ltd.	122,474	612,988

		27,071,774

Ireland (0.6%)
AerCap Holdings NV*	12,458	791,332
AIB Group plc	101,640	427,618
Bank of Ireland Group plc	77,078	736,407
CRH plc	54,499	3,010,114
Kerry Group plc (London Stock Exchange), Class A	9	870
Kerry Group plc, Class A	11,925	1,163,542
Kingspan Group plc	11,208	746,213
Smurfit Kappa Group plc	19,222	641,615

		7,517,711

Israel (0.5%)
Azrieli Group Ltd.	3,390	191,596
Bank Hapoalim BM	97,695	801,235
Bank Leumi Le-Israel BM	118,264	886,081
Check Point Software Technologies Ltd.*	7,150	898,183
Elbit Systems Ltd.	2,063	429,990
ICL Group Ltd.	57,155	312,946
Israel Discount Bank Ltd., Class A (x)	90,349	449,188
Mizrahi Tefahot Bank Ltd.	11,171	373,326
Nice Ltd.*	4,866	1,004,155
Teva Pharmaceutical Industries Ltd. (ADR)*	84,336	635,050
Tower Semiconductor Ltd.*	8,762	323,738
Wix.com Ltd.*	4,165	325,870

		6,631,358

Italy (2.0%)
Amplifon SpA	8,886	326,132
Assicurazioni Generali SpA	75,008	1,527,638
Coca-Cola HBC AG	15,967	475,756
Davide Campari-Milano NV	37,818	524,105
DiaSorin SpA	1,991	207,210
Enel SpA	598,665	4,032,781
Eni SpA	170,852	2,463,598
Ferrari NV	9,279	3,037,806
FinecoBank Banca Fineco SpA	44,594	601,524
Infrastrutture Wireless Italiane SpA (m)	25,654	338,725
Intesa Sanpaolo SpA	1,188,042	3,122,547
Mediobanca Banca di Credito Finanziario SpA	39,580	474,632
Moncler SpA	15,462	1,069,869
Nexi SpA (m)*	42,907	336,864
Poste Italiane SpA (m)	36,946	400,834
Prysmian SpA	19,053	798,017
Recordati Industria Chimica e Farmaceutica SpA	7,329	350,295
Snam SpA	148,204	774,518
Telecom Italia SpA*	748,014	210,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Terna – Rete Elettrica Nazionale	102,453	$872,695
UniCredit SpA	135,711	3,164,805

		25,111,253

Japan (20.2%)
Advantest Corp.	14,186	1,900,423
Aeon Co. Ltd.	49,141	1,005,928
AGC, Inc. (x)	15,417	554,865
Aisin Corp.	11,118	343,670
Ajinomoto Co., Inc.	33,699	1,341,747
ANA Holdings, Inc.*	11,912	284,207
Asahi Group Holdings Ltd.	34,711	1,345,503
Asahi Intecc Co. Ltd.	17,096	336,145
Asahi Kasei Corp.	91,713	622,553
Astellas Pharma, Inc.	132,801	1,978,930
Azbil Corp.	8,153	257,991
Bandai Namco Holdings, Inc.	44,668	1,033,590
BayCurrent Consulting, Inc.	10,156	381,556
Bridgestone Corp. (x)	42,026	1,726,863
Brother Industries Ltd.	15,944	233,808
Canon, Inc. (x)	73,608	1,942,369
Capcom Co. Ltd.	12,652	501,436
Central Japan Railway Co.	10,527	1,320,152
Chiba Bank Ltd. (The)	35,699	216,582
Chubu Electric Power Co., Inc.	47,839	584,217
Chugai Pharmaceutical Co. Ltd. (x)	49,371	1,404,114
Concordia Financial Group Ltd.	78,549	309,572
CyberAgent, Inc.	31,756	231,921
Dai Nippon Printing Co. Ltd.	16,732	474,398
Daifuku Co. Ltd.	21,666	443,634
Dai-ichi Life Holdings, Inc.	68,339	1,310,904
Daiichi Sankyo Co. Ltd.	136,187	4,318,682
Daikin Industries Ltd.	19,435	3,967,163
Daito Trust Construction Co. Ltd.	4,785	485,515
Daiwa House Industry Co. Ltd.	44,573	1,178,042
Daiwa House REIT Investment Corp. (REIT)	169	324,360
Daiwa Securities Group, Inc.	95,794	495,657
Denso Corp.	32,212	2,171,615
Dentsu Group, Inc. (x)	15,646	513,192
Disco Corp.	6,860	1,085,284
East Japan Railway Co.	22,331	1,238,378
Eisai Co. Ltd.	18,375	1,238,318
ENEOS Holdings, Inc.	215,346	737,842
FANUC Corp.	70,342	2,473,252
Fast Retailing Co. Ltd.	12,905	3,313,009
Fuji Electric Co. Ltd.	9,130	402,325
FUJIFILM Holdings Corp.	27,498	1,633,131
Fujitsu Ltd.	13,056	1,683,270
GLP J-REIT (REIT)	347	342,159
GMO Payment Gateway, Inc.	3,095	241,627
Hakuhodo DY Holdings, Inc.	15,295	161,487
Hamamatsu Photonics KK	10,405	510,780
Hankyu Hanshin Holdings, Inc.	16,927	560,663
Hikari Tsushin, Inc.	1,374	197,465
Hirose Electric Co. Ltd.	2,058	273,918
Hitachi Construction Machinery Co. Ltd.	8,285	233,372
Hitachi Ltd.	69,016	4,271,511
Honda Motor Co. Ltd.	113,344	3,423,960
Hoshizaki Corp.	8,126	292,218
Hoya Corp.	26,260	3,132,540
Hulic Co. Ltd. (x)	25,898	222,259
Ibiden Co. Ltd.	8,568	485,859
Idemitsu Kosan Co. Ltd.	16,030	321,793
Iida Group Holdings Co. Ltd.	9,986	168,996
Inpex Corp. (x)	72,558	809,176
Isuzu Motors Ltd.	43,779	533,008
ITOCHU Corp. (x)	87,470	3,478,532
Itochu Techno-Solutions Corp.	7,288	184,417
Japan Airlines Co. Ltd.	9,743	211,652
Japan Exchange Group, Inc.	36,934	646,118
Japan Metropolitan Fund Invest (REIT)	538	359,326
Japan Post Bank Co. Ltd.	110,137	862,890
Japan Post Holdings Co. Ltd.	164,300	1,181,408
Japan Post Insurance Co. Ltd.	14,389	216,334
Japan Real Estate Investment Corp. (REIT)	95	361,454
Japan Tobacco, Inc. (x)	87,947	1,927,716
JFE Holdings, Inc.	37,440	537,250
JSR Corp.	12,693	364,905
Kajima Corp.	30,713	464,556
Kansai Electric Power Co., Inc. (The)	52,267	656,673
Kao Corp.	34,224	1,239,579
Kawasaki Kisen Kaisha Ltd.	10,606	257,309
KDDI Corp.	110,186	3,405,391
Keio Corp.	7,624	239,733
Keisei Electric Railway Co. Ltd.	9,185	380,690
Keyence Corp.	14,293	6,759,420
Kikkoman Corp.	9,820	554,146
Kintetsu Group Holdings Co. Ltd.	13,354	462,704
Kirin Holdings Co. Ltd. (x)	58,188	849,797
Kobayashi Pharmaceutical Co. Ltd.	3,778	205,562
Kobe Bussan Co. Ltd.	10,763	278,223
Koei Tecmo Holdings Co. Ltd.	7,795	134,823
Koito Manufacturing Co. Ltd.	15,230	276,434
Komatsu Ltd.	68,811	1,861,910
Konami Group Corp.	6,997	366,668
Kose Corp.	2,388	229,551
Kubota Corp.	73,768	1,074,604
Kurita Water Industries Ltd.	7,153	274,923
Kyocera Corp.	23,725	1,289,602
Kyowa Kirin Co. Ltd.	19,986	369,442
Lasertec Corp.	5,588	844,563
Lixil Corp.	21,033	267,123
M3, Inc.	32,481	702,213
Makita Corp.	16,494	462,984
Marubeni Corp.	112,196	1,916,733
MatsukiyoCocokara & Co.	8,759	492,208
Mazda Motor Corp.	40,637	397,143
McDonald’s Holdings Co. Japan Ltd. (x)	6,085	236,653
Meiji Holdings Co. Ltd.	16,438	367,217
Minebea Mitsumi, Inc.	27,422	519,279
MISUMI Group, Inc.	20,498	410,256
Mitsubishi Chemical Group Corp.	91,832	553,694
Mitsubishi Corp.	91,269	4,424,180
Mitsubishi Electric Corp.	142,206	1,998,384
Mitsubishi Estate Co. Ltd.	81,625	973,624
Mitsubishi HC Capital, Inc.	66,802	398,039
Mitsubishi Heavy Industries Ltd.	23,626	1,105,320
Mitsubishi UFJ Financial Group, Inc.	840,480	6,203,888
Mitsui & Co. Ltd.	96,659	3,636,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui Chemicals, Inc.	11,998	$354,578
Mitsui Fudosan Co. Ltd.	66,338	1,323,579
Mitsui OSK Lines Ltd. (x)	25,788	617,113
Mizuho Financial Group, Inc.	176,795	2,698,439
MonotaRO Co. Ltd.	18,722	238,572
MS&AD Insurance Group Holdings, Inc.	31,158	1,110,210
Murata Manufacturing Co. Ltd.	42,243	2,423,897
NEC Corp.	18,413	895,263
Nexon Co. Ltd.	29,840	571,793
NGK Insulators Ltd.	17,180	205,515
Nidec Corp.	30,703	1,687,619
Nintendo Co. Ltd.	76,454	3,477,723
Nippon Building Fund, Inc. (REIT) (x)	114	448,417
Nippon Express Holdings, Inc. (x)	5,654	318,874
Nippon Paint Holdings Co. Ltd.	63,999	529,075
Nippon Prologis REIT, Inc. (REIT)	167	335,023
Nippon Sanso Holdings Corp.	13,608	295,792
Nippon Shinyaku Co. Ltd.	4,019	163,938
Nippon Steel Corp.	58,696	1,232,117
Nippon Telegraph & Telephone Corp.	2,250,325	2,666,397
Nippon Yusen KK (x)	35,624	791,656
Nissan Chemical Corp.	9,845	424,257
Nissan Motor Co. Ltd.	165,588	683,823
Nisshin Seifun Group, Inc.	16,085	198,775
Nissin Foods Holdings Co. Ltd.	4,481	370,116
Nitori Holdings Co. Ltd.	6,068	678,942
Nitto Denko Corp.	11,186	829,162
Nomura Holdings, Inc.	212,117	805,033
Nomura Real Estate Holdings, Inc.	7,546	179,502
Nomura Real Estate Master Fund, Inc. (REIT)	318	366,732
Nomura Research Institute Ltd.	28,096	774,858
NTT Data Group Corp.	46,240	647,436
Obayashi Corp.	49,078	425,276
Obic Co. Ltd.	5,060	811,233
Odakyu Electric Railway Co. Ltd.	21,594	289,401
Oji Holdings Corp.	64,795	242,706
Olympus Corp.	87,455	1,384,315
Omron Corp.	13,130	804,330
Ono Pharmaceutical Co. Ltd.	27,232	493,765
Open House Group Co. Ltd.	5,488	197,977
Oracle Corp.	2,576	191,424
Oriental Land Co. Ltd.	80,330	3,136,168
ORIX Corp.	85,615	1,565,776
Osaka Gas Co. Ltd.	27,500	421,852
Otsuka Corp.	8,246	320,889
Otsuka Holdings Co. Ltd. (x)	28,436	1,042,196
Pan Pacific International Holdings Corp.	28,248	506,198
Panasonic Holdings Corp.	162,599	1,991,834
Persol Holdings Co. Ltd.	13,922	251,944
Rakuten Group, Inc.	108,046	376,325
Recruit Holdings Co. Ltd.	106,152	3,387,684
Renesas Electronics Corp.*	93,680	1,772,874
Resona Holdings, Inc.	153,713	736,569
Ricoh Co. Ltd.	41,829	357,151
Rohm Co. Ltd.	6,256	591,305
SBI Holdings, Inc.	17,170	331,462
SCSK Corp.	12,787	201,266
Secom Co. Ltd.	15,428	1,044,667
Seiko Epson Corp.	20,677	321,060
Sekisui Chemical Co. Ltd.	25,566	369,818
Sekisui House Ltd.	46,459	940,149
Seven & i Holdings Co. Ltd.	55,198	2,386,647
SG Holdings Co. Ltd.	23,099	329,569
Sharp Corp.*	16,511	92,010
Shimadzu Corp.	17,955	555,871
Shimano, Inc.	5,482	917,614
Shimizu Corp.	42,949	271,243
Shin-Etsu Chemical Co. Ltd.	134,041	4,455,092
Shionogi & Co. Ltd.	19,141	808,710
Shiseido Co. Ltd.	29,483	1,335,761
Shizuoka Financial Group, Inc.	31,585	229,457
SMC Corp.	4,171	2,318,243
SoftBank Corp.	210,460	2,251,497
SoftBank Group Corp.	75,763	3,595,837
Sompo Holdings, Inc.	23,429	1,050,327
Sony Group Corp.	92,816	8,325,376
Square Enix Holdings Co. Ltd.	6,019	280,259
Subaru Corp.	45,496	860,789
SUMCO Corp. (x)	24,127	341,486
Sumitomo Chemical Co. Ltd.	101,564	309,158
Sumitomo Corp.	83,930	1,783,218
Sumitomo Electric Industries Ltd.	51,754	635,062
Sumitomo Metal Mining Co. Ltd.	18,545	597,722
Sumitomo Mitsui Financial Group, Inc.	96,092	4,112,849
Sumitomo Mitsui Trust Holdings, Inc.	24,313	869,981
Sumitomo Realty & Development Co. Ltd.	21,347	529,083
Suntory Beverage & Food Ltd. (x)	10,580	383,647
Suzuki Motor Corp.	26,489	962,577
Sysmex Corp.	12,353	844,413
T&D Holdings, Inc.	38,155	563,710
Taisei Corp.	12,623	441,507
Takeda Pharmaceutical Co. Ltd.	116,466	3,660,649
TDK Corp.	29,114	1,127,330
Terumo Corp.	49,507	1,574,527
TIS, Inc.	15,916	398,784
Tobu Railway Co. Ltd.	14,075	377,650
Toho Co. Ltd.	8,205	312,150
Tokio Marine Holdings, Inc.	132,613	3,061,927
Tokyo Electric Power Co. Holdings, Inc.*	113,547	416,452
Tokyo Electron Ltd.	33,018	4,728,296
Tokyo Gas Co. Ltd.	28,647	625,869
Tokyu Corp.	40,117	483,796
Toppan, Inc.	19,076	412,153
Toray Industries, Inc.	104,965	586,415
Toshiba Corp.	29,529	925,561
Tosoh Corp.	18,107	214,673
TOTO Ltd.	9,186	277,063
Toyota Industries Corp.	10,740	770,485
Toyota Motor Corp.	780,609	12,474,941
Toyota Tsusho Corp.	15,993	798,358
Trend Micro, Inc.	10,043	486,360
Unicharm Corp.	29,546	1,094,708
USS Co. Ltd.	15,051	249,446
Welcia Holdings Co. Ltd.	7,534	156,759
West Japan Railway Co.	15,897	661,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Yakult Honsha Co. Ltd.	9,825	$622,506
Yamaha Corp.	10,433	401,209
Yamaha Motor Co. Ltd. (x)	22,538	649,436
Yamato Holdings Co. Ltd.	20,524	371,179
Yaskawa Electric Corp.	18,015	829,333
Yokogawa Electric Corp.	16,448	301,849
Z Holdings Corp.	191,087	461,455
ZOZO, Inc.	9,448	195,543

		258,402,079

Jordan (0.0%)†
Hikma Pharmaceuticals plc	13,043	313,352

Luxembourg (0.1%)
ArcelorMittal SA	36,151	984,916
Eurofins Scientific SE	9,790	621,847

		1,606,763

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	161,782	1,032,537
Sands China Ltd.*	177,046	605,936

		1,638,473

Netherlands (5.0%)
ABN AMRO Bank NV (CVA) (m)	29,229	454,627
Adyen NV (m)*	1,598	2,768,717
Aegon NV (x)	123,954	627,790
Akzo Nobel NV	12,762	1,042,789
Argenx SE*	4,081	1,579,100
ASM International NV	3,428	1,457,857
ASML Holding NV	29,674	21,480,141
Euronext NV (m)	6,518	443,344
EXOR NV	7,867	702,940
Ferrovial SE	36,801	1,165,183
Heineken Holding NV	7,896	686,558
Heineken NV	19,409	1,997,414
IMCD NV	4,139	595,351
ING Groep NV	266,419	3,597,874
JDE Peet’s NV	7,859	233,780
Koninklijke Ahold Delhaize NV	71,758	2,447,653
Koninklijke KPN NV	238,239	850,488
Koninklijke Philips NV*	67,722	1,465,527
NN Group NV	18,863	699,928
OCI NV	8,569	205,713
Randstad NV	8,069	425,250
Shell plc	504,036	15,006,971
Universal Music Group NV	60,307	1,339,876
Wolters Kluwer NV	18,956	2,406,935

		63,681,806

New Zealand (0.2%)
Auckland International Airport Ltd.*	91,887	481,500
Fisher & Paykel Healthcare Corp. Ltd.	42,983	645,992
Mercury NZ Ltd.	46,817	186,824
Meridian Energy Ltd.	96,229	331,580
Spark New Zealand Ltd.	130,830	408,937
Xero Ltd.*	10,747	858,909

		2,913,742

Norway (0.5%)
Aker BP ASA	23,835	558,531
DNB Bank ASA	67,917	1,269,759
Equinor ASA	70,121	2,036,994
Gjensidige Forsikring ASA	15,351	246,037
Kongsberg Gruppen ASA	6,264	284,939
Mowi ASA	31,981	507,533
Norsk Hydro ASA	102,208	607,502
Orkla ASA	54,577	391,941
Salmar ASA	5,095	205,517
Telenor ASA	51,490	521,966

		6,630,719

Portugal (0.2%)
EDP – Energias de Portugal SA	211,813	1,036,791
Galp Energia SGPS SA	35,042	409,725
Jeronimo Martins SGPS SA	21,778	600,427

		2,046,943

Singapore (1.4%)
CapitaLand Ascendas REIT (REIT)	239,365	482,825
CapitaLand Integrated Commercial Trust (REIT)	383,504	542,421
CapitaLand Investment Ltd.	183,779	451,701
City Developments Ltd.	35,211	175,541
DBS Group Holdings Ltd.	133,378	3,118,689
Genting Singapore Ltd.	428,369	297,254
Grab Holdings Ltd., Class A*	141,911	486,755
Jardine Cycle & Carriage Ltd.	7,915	204,291
Keppel Corp. Ltd.	104,346	519,379
Mapletree Logistics Trust (REIT)	254,222	305,218
Mapletree Pan Asia Commercial Trust (REIT)	170,410	204,470
Oversea-Chinese Banking Corp. Ltd.	249,265	2,271,221
Sea Ltd. (ADR)*	26,917	1,562,263
Seatrium Ltd.*	2,977,005	275,687
Singapore Airlines Ltd.	102,009	539,868
Singapore Exchange Ltd.	62,889	447,751
Singapore Technologies Engineering Ltd.	109,434	298,553
Singapore Telecommunications Ltd.	610,932	1,131,934
STMicroelectronics NV	50,307	2,502,696
United Overseas Bank Ltd.	93,174	1,931,503
UOL Group Ltd.	36,764	175,092
Venture Corp. Ltd.	20,280	221,503

		18,146,615

South Africa (0.2%)
Anglo American plc	93,532	2,651,109

South Korea (0.1%)
Delivery Hero SE (m)*	13,165	580,359

Spain (2.3%)
Acciona SA (x)	1,743	296,018
ACS Actividades de Construccion y Servicios SA (x)	14,782	519,731
Aena SME SA (m)	5,596	904,564
Amadeus IT Group SA*	33,160	2,528,159
Banco Bilbao Vizcaya Argentaria SA	443,855	3,422,441
Banco Santander SA	1,211,118	4,493,835
CaixaBank SA	308,967	1,281,549
Cellnex Telecom SA (m)	41,812	1,695,065
Corp. ACCIONA Energias Renovables SA (x)	5,293	177,098
EDP Renovaveis SA (x)	19,440	389,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Enagas SA (x)	18,202	$357,643
Endesa SA (x)	24,439	525,014
Grifols SA*	20,544	263,488
Iberdrola SA	428,486	5,596,832
Industria de Diseno Textil SA	80,292	3,119,525
Naturgy Energy Group SA	9,550	284,465
Redeia Corp. SA (x)	30,416	510,781
Repsol SA (x)	96,637	1,405,103
Telefonica SA	382,584	1,552,078

		29,322,762

Sweden (2.7%)
Alfa Laval AB	20,768	757,373
Assa Abloy AB, Class B	73,367	1,761,122
Atlas Copco AB, Class A	197,711	2,851,443
Atlas Copco AB, Class B	117,493	1,463,912
Beijer Ref AB	25,509	325,985
Boliden AB	20,602	596,335
Embracer Group AB, Class B (x)*	47,022	117,692
Epiroc AB, Class A	49,322	934,242
Epiroc AB, Class B	27,943	451,946
EQT AB	25,003	481,571
Essity AB, Class B	44,126	1,174,503
Evolution AB (m)	13,489	1,709,322
Fastighets AB Balder, Class B*	49,997	182,701
Getinge AB, Class B	16,900	296,235
H & M Hennes & Mauritz AB, Class B	49,071	843,908
Hexagon AB, Class B	151,400	1,864,207
Holmen AB, Class B	6,460	232,166
Husqvarna AB, Class B	30,453	276,231
Industrivarden AB, Class C	10,594	292,339
Industrivarden AB, Class A	9,725	269,648
Indutrade AB	20,036	452,100
Investment AB Latour, Class B	11,422	226,665
Investor AB, Class A	32,560	651,616
Investor AB, Class B	127,401	2,549,290
Kinnevik AB, Class B*	16,188	224,571
L E Lundbergforetagen AB, Class B	5,979	254,554
Lifco AB, Class B	17,013	370,233
Nibe Industrier AB, Class B	109,253	1,038,425
Saab AB, Class B	6,161	333,056
Sagax AB, Class B	13,780	272,359
Sandvik AB	79,278	1,548,030
Securitas AB, Class B	37,630	309,055
Skandinaviska Enskilda Banken AB, Class A	117,784	1,303,158
Skanska AB, Class B	25,914	363,577
SKF AB, Class B	24,351	424,078
Svenska Cellulosa AB SCA, Class B	43,557	555,632
Svenska Handelsbanken AB, Class A	104,566	877,070
Swedbank AB, Class A	63,573	1,073,682
Swedish Orphan Biovitrum AB*	13,494	263,171
Tele2 AB, Class B	40,419	334,540
Telefonaktiebolaget LM Ericsson, Class B	218,391	1,191,120
Telia Co. AB	172,957	379,306
Volvo AB, Class A	14,838	316,433
Volvo AB, Class B	112,403	2,331,457
Volvo Car AB, Class B*	47,626	189,371

		34,715,430

Switzerland (5.6%)
ABB Ltd. (Registered)	115,694	4,552,362
Adecco Group AG (Registered)	12,161	396,943
Alcon, Inc.	36,782	3,056,056
Bachem Holding AG	2,614	228,266
Baloise Holding AG (Registered)	3,296	484,746
Banque Cantonale Vaudoise (Registered)	2,431	256,825
Barry Callebaut AG (Registered)	262	505,759
BKW AG	1,477	260,906
Chocoladefabriken Lindt & Spruengli AG	75	942,123
Chocoladefabriken Lindt & Spruengli AG (Registered)	8	992,464
Cie Financiere Richemont SA (Registered)	38,423	6,519,371
Clariant AG (Registered)	16,234	234,665
DSM-Firmenich AG*	12,866	1,384,577
Dufry AG (Registered)*	7,583	345,664
EMS-Chemie Holding AG (Registered)	493	373,388
Geberit AG (Registered)	2,552	1,336,106
Givaudan SA (Registered)	679	2,252,542
Helvetia Holding AG (Registered)	2,856	386,610
Julius Baer Group Ltd.	15,572	981,860
Kuehne + Nagel International AG (Registered)	3,969	1,173,307
Logitech International SA (Registered)	12,315	732,212
Lonza Group AG (Registered)	5,482	3,273,798
Novartis AG (Registered)	150,874	15,227,321
Partners Group Holding AG	1,679	1,580,934
Schindler Holding AG	2,967	696,040
Schindler Holding AG (Registered)	1,690	379,771
SGS SA (Registered)	11,225	1,060,189
SIG Group AG	22,808	630,343
Sika AG (Registered)	10,751	3,075,029
Sonova Holding AG (Registered)	3,796	1,011,238
Straumann Holding AG (Registered)	8,111	1,317,147
Swatch Group AG (The)	2,085	611,092
Swatch Group AG (The) (Registered)	4,228	232,400
Swiss Life Holding AG (Registered)	2,295	1,342,772
Swiss Prime Site AG (Registered)	5,716	496,069
Swisscom AG (Registered)	1,894	1,181,585
Temenos AG (Registered)	4,752	378,365
UBS Group AG (Registered)	242,091	4,925,494
VAT Group AG (m)	1,984	821,725
Zurich Insurance Group AG	11,076	5,262,249

		70,900,313

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (10.2%)
3i Group plc	71,642	1,779,175
abrdn plc	146,252	405,871
Admiral Group plc	14,232	377,113
Ashtead Group plc	32,129	2,231,037
Associated British Foods plc	26,222	665,112
AstraZeneca plc	114,079	16,340,480
Auto Trader Group plc (m)	64,752	501,869
Aviva plc	207,028	1,043,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
BAE Systems plc	224,754	$2,651,857
Barclays plc	1,143,086	2,232,835
Barratt Developments plc	75,593	396,844
Berkeley Group Holdings plc	8,108	403,851
BP plc	1,302,449	7,630,849
British American Tobacco plc	156,350	5,187,138
British Land Co. plc (The) (REIT)	67,573	260,596
BT Group plc	504,858	785,481
Bunzl plc	25,305	963,443
Burberry Group plc	27,014	727,042
Centrica plc	404,880	637,619
CK Hutchison Holdings Ltd.	196,663	1,203,759
CNH Industrial NV	75,345	1,089,010
Coca-Cola Europacific Partners plc	15,403	992,415
Compass Group plc	128,437	3,592,801
Croda International plc	10,344	739,273
DCC plc	7,505	419,493
Diageo plc	165,962	7,119,100
Entain plc	45,452	738,151
Halma plc	28,575	827,146
Hargreaves Lansdown plc	24,340	252,062
HSBC Holdings plc	1,470,564	11,631,290
Imperial Brands plc	63,946	1,414,152
Informa plc	101,596	936,516
InterContinental Hotels Group plc	12,668	874,805
Intertek Group plc	12,019	652,393
J Sainsbury plc	121,777	416,887
JD Sports Fashion plc	195,532	362,418
Johnson Matthey plc	13,649	303,618
Just Eat Takeaway.com NV (m)*	14,680	225,209
Kingfisher plc	145,012	426,621
Land Securities Group plc (REIT)	49,323	360,690
Legal & General Group plc	438,609	1,271,455
Lloyds Banking Group plc	4,877,185	2,703,774
London Stock Exchange Group plc	29,558	3,132,165
M&G plc	167,467	407,692
National Grid plc	270,679	3,576,786
NatWest Group plc	423,717	1,300,961
Next plc	9,143	802,922
Ocado Group plc*	40,725	294,221
Pearson plc	46,085	485,672
Persimmon plc	23,184	302,247
Phoenix Group Holdings plc	52,554	355,212
Reckitt Benckiser Group plc	52,715	3,958,915
RELX plc (London Stock Exchange)	47,907	1,597,144
RELX plc	92,157	3,072,847
Rentokil Initial plc	187,663	1,465,786
Rolls-Royce Holdings plc*	610,563	1,172,656
Sage Group plc (The)	75,539	887,369
Schroders plc	55,958	311,290
Segro plc (REIT)	88,662	808,336
Severn Trent plc	18,574	605,088
Smith & Nephew plc	65,118	1,050,734
Smiths Group plc	26,769	560,103
Spirax-Sarco Engineering plc	5,506	725,249
SSE plc	80,254	1,880,127
St James’s Place plc	41,726	576,667
Standard Chartered plc	180,232	1,571,827
Taylor Wimpey plc	259,588	339,078
Tesco plc	535,750	1,692,988
Unilever plc (Cboe Europe)	138,922	7,232,172
Unilever plc (London Stock Exchange)	47,009	2,451,168
United Utilities Group plc	48,961	597,926
Vodafone Group plc	1,701,693	1,605,582
Whitbread plc	14,497	623,854
Wise plc, Class A*	46,637	389,156
WPP plc	79,516	831,185

		130,439,802

United States (6.6%)
CSL Ltd.	35,506	6,570,345
CyberArk Software Ltd.*	3,056	477,745
Experian plc	67,656	2,599,720
GSK plc	301,414	5,324,386
Haleon plc	376,315	1,548,657
Holcim AG	40,803	2,743,288
James Hardie Industries plc (CHDI)*	32,351	862,361
Monday.com Ltd.*	1,469	251,522
Nestle SA (Registered)	202,418	24,355,885
QIAGEN NV*	16,834	755,128
Roche Holding AG	51,713	15,803,260
Roche Holding AG CHF 1 (x)	2,435	799,132
Sanofi	83,526	8,954,237
Schneider Electric SE	39,934	7,278,654
Stellantis NV (Euronext Paris)	92,875	1,632,396
Stellantis NV (Italian Stock Exchange)	72,697	1,279,665
Swiss Re AG	22,201	2,235,546
Tenaris SA	33,887	507,075

		83,979,002

Total Common Stocks (89.8%) (Cost $833,562,222)		1,149,201,302

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	3,000,000	3,000,000
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.02% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		6,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.6%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $7,745,525, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $7,897,112. (xx)	$7,742,267	7,742,267

Total Short-Term Investments (1.1%) (Cost $13,742,267)		13,742,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Value (Note 1)
Total Investments in Securities (90.9%) (Cost $847,304,489)	$1,162,943,569
Other Assets Less Liabilities (9.1%)	116,374,323

Net Assets (100%)	$1,279,317,892

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $17,359,825 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $19,658,105. This was collateralized by $7,067,832 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 7/31/23 – 5/15/53 and by cash of $13,742,267 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,015	9/2023	EUR	49,032,036	755,576
FTSE 100 Index	318	9/2023	GBP	30,457,102	(223,011)
MSCI EAFE E-Mini Index	30	9/2023	USD	3,233,250	53,175
SPI 200 Index	102	9/2023	AUD	12,164,265	93,131
TOPIX Index	191	9/2023	JPY	30,285,734	785,271

					1,464,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,483,252	USD	2,708,900	HSBC Bank plc	9/15/2023	10,774
GBP	21,471,390	USD	27,048,952	HSBC Bank plc	9/15/2023	225,726

Total unrealized appreciation						236,500

AUD	16,359,553	USD	11,062,493	HSBC Bank plc	9/15/2023	(141,932)
JPY	3,474,375,090	USD	25,286,205	HSBC Bank plc	9/15/2023	(930,787)
USD	1,033,334	AUD	1,557,997	HSBC Bank plc	9/15/2023	(6,683)
USD	51,923,190	EUR	48,028,510	HSBC Bank plc	9/15/2023	(677,951)
USD	2,229,593	GBP	1,767,479	HSBC Bank plc	9/15/2023	(15,600)

Total unrealized depreciation						(1,772,953)

Net unrealized depreciation						(1,536,453)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 42,273, CAD 1,575, CHF 36,749, DKK 36,588, EUR 90,141,782, GBP (73,501), HKD 39,190, ILS 118,311, JPY 555,898, NOK 36,725, NZD 94,885, SEK 36,471 and SGD 36,302.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$88,671,007	$—	$88,671,007
Austria	—	2,611,160	—	2,611,160
Belgium	—	8,993,433	—	8,993,433
Brazil	—	426,394	—	426,394
Burkina Faso	—	338,407	—	338,407
Chile	—	535,504	—	535,504
China	—	6,449,696	—	6,449,696
Denmark	—	35,129,163	—	35,129,163
Finland	—	12,634,573	—	12,634,573
France	—	121,660,090	—	121,660,090
Germany	—	97,450,510	—	97,450,510
Hong Kong	1,056,423	26,015,351	—	27,071,774
Ireland	791,332	6,726,379	—	7,517,711
Israel	1,859,103	4,772,255	—	6,631,358
Italy	—	25,111,253	—	25,111,253
Japan	—	258,402,079	—	258,402,079
Jordan	—	313,352	—	313,352
Luxembourg	—	1,606,763	—	1,606,763
Macau	—	1,638,473	—	1,638,473
Netherlands	—	63,681,806	—	63,681,806
New Zealand	—	2,913,742	—	2,913,742
Norway	—	6,630,719	—	6,630,719
Portugal	—	2,046,943	—	2,046,943
Singapore	2,049,018	16,097,597	—	18,146,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
South Africa	$—	$2,651,109	$—		$2,651,109
South Korea	—	580,359	—		580,359
Spain	—	29,322,762	—		29,322,762
Sweden	—	34,715,430	—		34,715,430
Switzerland	—	70,900,313	—		70,900,313
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	992,415	129,447,387	—		130,439,802
United States	729,267	83,249,735	—		83,979,002
Forward Currency Contracts	—	236,500	—		236,500
Futures	1,687,153	—	—		1,687,153
Short-Term Investments
Investment Companies	6,000,000	—	—		6,000,000
Repurchase Agreement	—	7,742,267	—		7,742,267

Total Assets	$15,164,711	$1,149,702,511	$—		$1,164,867,222

Liabilities:
Forward Currency Contracts	$—	$(1,772,953)	$—		$(1,772,953)
Futures	(223,011)	—	—		(223,011)

Total Liabilities	$(223,011)	$(1,772,953)	$—		$(1,995,964)

Total	$14,941,700	$1,147,929,558	$—		$1,162,871,258

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$236,500
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,687,153	*

Total		$1,923,653

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,772,953)
Equity contracts	Payables, Net assets – Unrealized depreciation	(223,011	)*

Total		$(1,995,964)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,148,193)	$(1,148,193)
Equity contracts	10,398,133	—	10,398,133

Total	$10,398,133	$(1,148,193)	$9,249,940

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,496,398)	$(1,496,398)
Equity contracts	4,227,407	—	4,227,407

Total	$4,227,407	$(1,496,398)	$2,731,009

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$124,389,229
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$70,873,117
Average amounts sold – in USD	$58,413,481

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$236,500	$(236,500)	$—	$—

Total	$236,500	$(236,500)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,772,953	$(236,500)	$—	$1,536,453

Total	$1,772,953	$(236,500)	$—	$1,536,453

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,482,828
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$147,509,646

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$467,727,273
Aggregate gross unrealized depreciation	(172,353,106)

Net unrealized appreciation	$295,374,167

Federal income tax cost of investments in securities and derivative instruments, if applicable	$867,497,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $839,562,222)	$1,155,201,302
Repurchase Agreements (Cost $7,742,267)	7,742,267
Cash	7,555,179
Foreign cash (Cost $91,694,482)	91,103,248
Cash held as collateral at broker for futures	6,992,801
Receivable for securities sold	29,408,469
Dividends, interest and other receivables	6,888,499
Due from broker for futures variation margin	615,994
Unrealized appreciation on forward foreign currency contracts	236,500
Securities lending income receivable	12,246
Other assets	28,007

Total assets	1,305,784,512

LIABILITIES
Payable for return of collateral on securities loaned	13,742,267
Payable for securities purchased	9,893,716
Unrealized depreciation on forward foreign currency contracts	1,772,953
Investment management fees payable	481,415
Payable for Portfolio shares repurchased	326,264
Administrative fees payable	136,627
Accrued expenses	113,378

Total liabilities	26,466,620

NET ASSETS	$1,279,317,892

Net assets were comprised of:
Paid in capital	$1,024,452,292
Total distributable earnings (loss)	254,865,600

Net assets	$1,279,317,892

Class K
Net asset value, offering and redemption price per share, $1,279,317,892 / 123,967,763 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

(x)	Includes value of securities on loan of $19,658,105.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,036,070 foreign withholding tax)	$24,115,075
Interest	442,081
Securities lending (net)	116,536

Total income	24,673,692

EXPENSES
Investment management fees	2,958,549
Administrative fees	840,762
Custodian fees	159,482
Professional fees	53,075
Printing and mailing expenses	40,817
Trustees’ fees	20,296
Miscellaneous	76,942

Total expenses	4,149,923

NET INVESTMENT INCOME (LOSS)	20,523,769

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,159,340
Futures contracts	10,398,133
Forward foreign currency contracts	(1,148,193)
Foreign currency transactions	(611,739)

Net realized gain (loss)	21,797,541

Change in unrealized appreciation (depreciation) on:
Investments in securities	96,578,043
Futures contracts	4,227,407
Forward foreign currency contracts	(1,496,398)
Foreign currency translations	2,071,617

Net change in unrealized appreciation (depreciation)	101,380,669

NET REALIZED AND UNREALIZED GAIN (LOSS)	123,178,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,701,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,523,769	$31,183,320
Net realized gain (loss)	21,797,541	(9,636,043)
Net change in unrealized appreciation (depreciation)	101,380,669	(252,038,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	143,701,979	(230,491,132)

Distributions to shareholders:
Class K	—	(36,326,431)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 34,937 and 9,259,422 shares, respectively ]	353,748	82,959,620
Capital shares issued in reinvestment of dividends [ 0 and 4,002,491 shares, respectively ]	—	36,326,431
Capital shares repurchased [ (16,093,756) and (15,751,128) shares, respectively]	(161,420,335)	(149,746,481)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(161,066,587)	(30,460,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,364,608)	(297,277,993)
NET ASSETS:
Beginning of period	1,296,682,500	1,593,960,493

End of period	$1,279,317,892	$1,296,682,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019	2018
Net asset value, beginning of period	$9.26		$11.18		$11.03		$10.77		$9.17	$11.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.22		0.23	(cc)	0.16	(aa)	0.25	0.24
Net realized and unrealized gain (loss)	0.91		(1.88)		0.96		0.52		1.73	(1.80)

Total from investment operations	1.06		(1.66)		1.19		0.68		1.98	(1.56)

Less distributions:
Dividends from net investment income	—		(0.26)		(0.32)		(0.22)		(0.28)	(0.23)
Distributions from net realized gains	—		—		(0.72)		(0.20)		(0.10)	(0.12)

Total dividends and distributions	—		(0.26)		(1.04)		(0.42)		(0.38)	(0.35)

Net asset value, end of period	$10.32		$9.26		$11.18		$11.03		$10.77	$9.17

Total return (b)	11.45%		(14.75)%		10.94%		6.43%		21.62%	(14.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,279,318		$1,296,682		$1,593,960		$1,626,702		$1,716,381	$1,434,531
Ratio of expenses to average net assets (a)(f)	0.63%		0.67	%(g)	0.68	%(g)	0.63	%(g)	0.62%	0.64%
Ratio of net investment income (loss) to average net assets (a)(f)	3.12%		2.35%		1.97	%(dd)	1.61	%(bb)	2.46%	2.22%
Portfolio turnover rate^	1	%(z)	6%		3%		10%		9%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for periods ended December 31, 2022, 2021 and 2020, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.15.
(bb)	“Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for Class K would have been 0.14% lower.”
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(dd)	“Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for Class K would have been 0.33% lower.”

See Notes to Financial Statements.

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	25.8%
Health Care	12.2
Financials	11.3
Consumer Discretionary	9.7
Industrials	7.8
Communication Services	7.7
Consumer Staples	6.1
Energy	3.8
Utilities	2.4
Investment Company	2.4
Materials	2.3
Real Estate	2.2
Repurchase Agreement	0.0 #
Cash and Other	6.3

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,164.10	$4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.79	4.05
Class K
Actual	1,000.00	1,165.50	3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.03	2.80

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,448,752	$23,107,595
Verizon Communications, Inc.	851,943	31,683,760

		54,791,355

Entertainment (1.3%)
Activision Blizzard, Inc.*	143,572	12,103,120
Electronic Arts, Inc.	53,415	6,927,926
Live Nation Entertainment, Inc.*	30,028	2,735,851
Netflix, Inc.*	90,087	39,682,423
Take-Two Interactive Software, Inc.*	32,278	4,750,030
Walt Disney Co. (The)*	370,305	33,060,830
Warner Bros Discovery, Inc.*	446,041	5,593,354

		104,853,534

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	1,203,949	144,112,695
Alphabet, Inc., Class C*	1,035,623	125,279,315
Match Group, Inc.*	56,199	2,351,928
Meta Platforms, Inc., Class A*	448,295	128,651,699

		400,395,637

Media (0.7%)
Charter Communications, Inc., Class A*	21,055	7,734,975
Comcast Corp., Class A	842,903	35,022,620
Fox Corp., Class A	54,525	1,853,850
Fox Corp., Class B	26,355	840,461
Interpublic Group of Cos., Inc. (The)	78,310	3,021,200
News Corp., Class A	76,282	1,487,499
News Corp., Class B	19,037	375,410
Omnicom Group, Inc.	39,450	3,753,667
Paramount Global, Class B (x)	100,033	1,591,525

		55,681,207

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	116,716	16,211,852

Total Communication Services		631,933,585

Consumer Discretionary (9.7%)
Automobile Components (0.1%)
Aptiv plc*	55,842	5,700,910
BorgWarner, Inc.	46,772	2,287,618

		7,988,528

Automobiles (2.0%)
Ford Motor Co.	794,552	12,021,572
General Motors Co.	281,523	10,855,527
Tesla, Inc.*	545,958	142,915,425

		165,792,524

Broadline Retail (2.9%)
Amazon.com, Inc.*	1,808,965	235,816,677
eBay, Inc.	109,731	4,903,878
Etsy, Inc.*	23,922	2,024,041

		242,744,596

Distributors (0.1%)
Genuine Parts Co.	28,127	4,759,932
LKQ Corp.	53,472	3,115,814
Pool Corp.	7,623	2,855,881

		10,731,627

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	7,485	20,211,970
Caesars Entertainment, Inc.*	43,235	2,203,688
Carnival Corp. (x)*	199,610	3,758,656
Chipotle Mexican Grill, Inc., Class A*	5,565	11,903,535
Darden Restaurants, Inc.	24,261	4,053,528
Domino’s Pizza, Inc.	7,288	2,455,983
Expedia Group, Inc.*	29,707	3,249,649
Hilton Worldwide Holdings, Inc.	54,325	7,907,004
Las Vegas Sands Corp.*	67,508	3,915,464
Marriott International, Inc., Class A	52,254	9,598,537
McDonald’s Corp.	147,954	44,150,953
MGM Resorts International	59,669	2,620,663
Norwegian Cruise Line Holdings Ltd.*	88,604	1,928,909
Royal Caribbean Cruises Ltd.*	43,851	4,549,103
Starbucks Corp.	232,319	23,013,520
Wynn Resorts Ltd.	20,743	2,190,668
Yum! Brands, Inc.	56,262	7,795,100

		155,506,930

Household Durables (0.4%)
DR Horton, Inc.	62,028	7,548,187
Garmin Ltd.	31,846	3,321,219
Lennar Corp., Class A	52,226	6,544,440
Mohawk Industries, Inc.*	11,414	1,177,468
Newell Brands, Inc.	83,872	729,686
NVR, Inc.*	620	3,937,385
PulteGroup, Inc.	46,216	3,590,059
Whirlpool Corp.	10,397	1,546,970

		28,395,414

Leisure Products (0.0%)†
Hasbro, Inc.	26,762	1,733,375

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	12,306	865,112
AutoZone, Inc.*	3,728	9,295,246
Bath & Body Works, Inc.	48,807	1,830,262
Best Buy Co., Inc.	39,188	3,211,457
CarMax, Inc.*	31,368	2,625,502
Home Depot, Inc. (The)	205,218	63,748,920
Lowe’s Cos., Inc.	120,852	27,276,296
O’Reilly Automotive, Inc.*	12,337	11,785,536
Ross Stores, Inc.	68,654	7,698,173
TJX Cos., Inc. (The)	233,351	19,785,831
Tractor Supply Co.	21,760	4,811,136
Ulta Beauty, Inc.*	9,933	4,674,420

		157,607,891

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	249,685	27,557,734
Ralph Lauren Corp., Class A	8,364	1,031,281
Tapestry, Inc.	46,132	1,974,450
VF Corp.	64,246	1,226,456

		31,789,921

Total Consumer Discretionary		802,290,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.1%)
Beverages (1.5%)
Brown-Forman Corp., Class B	37,206	$2,484,617
Coca-Cola Co. (The)	788,742	47,498,043
Constellation Brands, Inc., Class A	32,372	7,967,720
Keurig Dr Pepper, Inc.	170,686	5,337,351
Molson Coors Beverage Co., Class B	39,494	2,600,285
Monster Beverage Corp.*	156,910	9,012,911
PepsiCo, Inc.	279,191	51,711,757

		126,612,684

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	89,872	48,385,287
Dollar General Corp.	44,402	7,538,572
Dollar Tree, Inc.*	42,756	6,135,486
Kroger Co. (The)	134,331	6,313,557
Sysco Corp.	103,814	7,702,999
Target Corp.	93,194	12,292,289
Walgreens Boots Alliance, Inc.	143,118	4,077,432
Walmart, Inc.	284,242	44,677,157

		137,122,779

Food Products (0.9%)
Archer-Daniels-Midland Co.	110,301	8,334,344
Bunge Ltd.	30,881	2,913,622
Campbell Soup Co.	42,201	1,929,008
Conagra Brands, Inc.	94,001	3,169,714
General Mills, Inc.	119,028	9,129,448
Hershey Co. (The)	29,858	7,455,543
Hormel Foods Corp.	60,541	2,434,959
J M Smucker Co. (The)	21,711	3,206,063
Kellogg Co.	53,361	3,596,531
Kraft Heinz Co. (The)	160,601	5,701,335
Lamb Weston Holdings, Inc.	29,015	3,335,274
McCormick & Co., Inc. (Non-Voting)	50,769	4,428,580
Mondelez International, Inc., Class A	275,981	20,130,054
Tyson Foods, Inc., Class A	57,438	2,931,636

		78,696,111

Household Products (1.3%)
Church & Dwight Co., Inc.	48,472	4,858,349
Clorox Co. (The)	25,700	4,087,328
Colgate-Palmolive Co.	168,113	12,951,425
Kimberly-Clark Corp.	68,940	9,517,856
Procter & Gamble Co. (The)	477,642	72,477,397

		103,892,355

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	46,458	9,123,422

Tobacco (0.6%)
Altria Group, Inc.	361,740	16,386,822
Philip Morris International, Inc.	314,554	30,706,761

		47,093,583

Total Consumer Staples		502,540,934

Energy (3.8%)
Energy Equipment & Services (0.3%)
Baker Hughes Co., Class A	205,072	6,482,326
Halliburton Co.	183,755	6,062,077
Schlumberger NV	287,802	14,136,834

		26,681,237

Oil, Gas & Consumable Fuels (3.5%)
APA Corp.	64,148	2,191,937
Chevron Corp.	353,155	55,568,939
ConocoPhillips	245,220	25,407,244
Coterra Energy, Inc.	153,499	3,883,525
Devon Energy Corp.	128,720	6,222,325
Diamondback Energy, Inc.	36,180	4,752,605
EOG Resources, Inc.	118,522	13,563,658
EQT Corp.	73,727	3,032,392
Exxon Mobil Corp.	819,318	87,871,855
Hess Corp.	56,002	7,613,472
Kinder Morgan, Inc.	402,813	6,936,440
Marathon Oil Corp.	123,158	2,835,097
Marathon Petroleum Corp.	85,981	10,025,385
Occidental Petroleum Corp.	145,473	8,553,812
ONEOK, Inc.	92,117	5,685,461
Phillips 66	92,989	8,869,291
Pioneer Natural Resources Co.	47,367	9,813,495
Targa Resources Corp.	46,144	3,511,558
Valero Energy Corp.	73,262	8,593,633
Williams Cos., Inc. (The)	246,867	8,055,270

		282,987,394

Total Energy		309,668,631

Financials (11.3%)
Banks (2.7%)
Bank of America Corp.	1,405,012	40,309,794
Citigroup, Inc.	394,511	18,163,286
Citizens Financial Group, Inc.	95,815	2,498,855
Comerica, Inc.	25,835	1,094,371
Fifth Third Bancorp	134,252	3,518,745
Huntington Bancshares, Inc.	281,964	3,039,572
JPMorgan Chase & Co.	592,205	86,130,295
KeyCorp	194,348	1,795,776
M&T Bank Corp.	33,513	4,147,569
PNC Financial Services Group, Inc. (The)‡	80,880	10,186,836
Regions Financial Corp.	195,464	3,483,169
Truist Financial Corp.	272,744	8,277,780
US Bancorp	280,424	9,265,209
Wells Fargo & Co.	760,392	32,453,531
Zions Bancorp NA	30,364	815,577

		225,180,365

Capital Markets (2.4%)
Ameriprise Financial, Inc.	20,985	6,970,378
Bank of New York Mellon Corp. (The)	144,658	6,440,174
BlackRock, Inc.‡	30,350	20,976,099
Cboe Global Markets, Inc.	21,709	2,996,059
Charles Schwab Corp. (The)	301,155	17,069,465
CME Group, Inc.	72,798	13,488,741
FactSet Research Systems, Inc.	7,956	3,187,571
Franklin Resources, Inc.	55,520	1,482,939
Goldman Sachs Group, Inc. (The)	67,371	21,729,842
Intercontinental Exchange, Inc.	112,766	12,751,579
Invesco Ltd.	98,627	1,657,920
MarketAxess Holdings, Inc.	7,206	1,883,793
Moody’s Corp.	32,309	11,234,486
Morgan Stanley	263,991	22,544,831
MSCI, Inc., Class A	16,454	7,721,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nasdaq, Inc.	68,165	$3,398,025
Northern Trust Corp.	43,592	3,231,911
Raymond James Financial, Inc.	38,354	3,979,995
S&P Global, Inc.	66,470	26,647,158
State Street Corp.	67,738	4,957,067
T. Rowe Price Group, Inc.	44,982	5,038,884

		199,388,615

Consumer Finance (0.5%)
American Express Co.	120,495	20,990,229
Capital One Financial Corp.	78,320	8,565,858
Discover Financial Services	51,462	6,013,335
Synchrony Financial	88,027	2,985,876

		38,555,298

Financial Services (3.8%)
Berkshire Hathaway, Inc., Class B*	361,385	123,232,285
Fidelity National Information Services, Inc.	118,352	6,473,854
Fiserv, Inc.*	125,098	15,781,113
FleetCor Technologies, Inc.*	15,183	3,812,148
Global Payments, Inc.	53,428	5,263,727
Jack Henry & Associates, Inc.	15,070	2,521,663
Mastercard, Inc., Class A	169,570	66,691,881
PayPal Holdings, Inc.*	226,100	15,087,653
Visa, Inc., Class A	327,934	77,877,766

		316,742,090

Insurance (1.9%)
Aflac, Inc.	111,427	7,777,605
Allstate Corp. (The)	52,738	5,750,552
American International Group, Inc.	146,670	8,439,392
Aon plc, Class A	41,391	14,288,173
Arch Capital Group Ltd.*	76,407	5,719,064
Arthur J Gallagher & Co.	43,480	9,546,904
Assurant, Inc.	10,705	1,345,833
Brown & Brown, Inc.	49,041	3,375,982
Chubb Ltd.	83,933	16,162,138
Cincinnati Financial Corp.	32,415	3,154,628
Everest Re Group Ltd.	8,020	2,741,717
Globe Life, Inc.	18,462	2,023,804
Hartford Financial Services Group, Inc. (The)	61,697	4,443,418
Lincoln National Corp.	32,213	829,807
Loews Corp.	36,659	2,176,811
Marsh & McLennan Cos., Inc.	100,256	18,856,148
MetLife, Inc.	130,363	7,369,420
Principal Financial Group, Inc.	46,033	3,491,143
Progressive Corp. (The)	118,625	15,702,391
Prudential Financial, Inc.	73,072	6,446,412
Travelers Cos., Inc. (The)	47,171	8,191,716
W R Berkley Corp.	41,874	2,494,015
Willis Towers Watson plc	21,911	5,160,041

		155,487,114

Total Financials		935,353,482

Health Care (12.2%)
Biotechnology (1.8%)
AbbVie, Inc.	357,535	48,170,691
Amgen, Inc.	108,282	24,040,770
Biogen, Inc.*	29,570	8,423,014
Gilead Sciences, Inc.	252,777	19,481,523
Incyte Corp.*	38,292	2,383,677
Moderna, Inc.*	66,402	8,067,843
Regeneron Pharmaceuticals, Inc.*	21,794	15,659,861
Vertex Pharmaceuticals, Inc.*	52,193	18,367,239

		144,594,618

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	352,399	38,418,539
Align Technology, Inc.*	14,094	4,984,202
Baxter International, Inc.	99,921	4,552,401
Becton Dickinson & Co.	57,556	15,195,360
Boston Scientific Corp.*	290,735	15,725,856
Cooper Cos., Inc. (The)	10,183	3,904,468
Dentsply Sirona, Inc.	43,220	1,729,664
Dexcom, Inc.*	77,895	10,010,286
Edwards Lifesciences Corp.*	122,851	11,588,535
GE HealthCare Technologies, Inc.	73,765	5,992,669
Hologic, Inc.*	49,416	4,001,214
IDEXX Laboratories, Inc.*	16,987	8,531,381
Insulet Corp.*	14,314	4,127,299
Intuitive Surgical, Inc.*	71,008	24,280,475
Medtronic plc	269,612	23,752,817
ResMed, Inc.	29,597	6,466,944
STERIS plc	20,036	4,507,699
Stryker Corp.	68,464	20,887,682
Teleflex, Inc.	9,538	2,308,482
Zimmer Biomet Holdings, Inc.	43,172	6,285,843

		217,251,816

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	32,729	6,298,041
Cardinal Health, Inc.	52,336	4,949,416
Centene Corp.*	110,183	7,431,843
Cigna Group (The)	59,959	16,824,495
CVS Health Corp.	259,804	17,960,251
DaVita, Inc.*	11,715	1,177,006
Elevance Health, Inc.	48,040	21,343,692
HCA Healthcare, Inc.	41,810	12,688,499
Henry Schein, Inc.*	25,980	2,106,978
Humana, Inc.	25,205	11,269,912
Laboratory Corp. of America Holdings	17,540	4,232,928
McKesson Corp.	27,480	11,742,479
Molina Healthcare, Inc.*	11,522	3,470,887
Quest Diagnostics, Inc.	22,881	3,216,153
UnitedHealth Group, Inc.	188,675	90,684,752
Universal Health Services, Inc., Class B	13,177	2,078,935

		217,476,267

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	59,163	7,114,351
Bio-Rad Laboratories, Inc., Class A*	4,285	1,624,529
Bio-Techne Corp.	31,836	2,598,773
Charles River Laboratories International, Inc.*	10,174	2,139,084
Danaher Corp.	135,111	32,426,640
Illumina, Inc.*	31,791	5,960,495
IQVIA Holdings, Inc.*	37,961	8,532,494
Mettler-Toledo International, Inc.*	4,400	5,771,216
Revvity, Inc.	25,540	3,033,897
Thermo Fisher Scientific, Inc.	78,167	40,783,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	12,136	$3,234,729
West Pharmaceutical Services, Inc.	14,967	5,724,428

		118,944,268

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	425,739	27,226,009
Catalent, Inc.*	38,595	1,673,479
Eli Lilly and Co.	159,668	74,881,099
Johnson & Johnson	526,636	87,168,791
Merck & Co., Inc.	514,214	59,335,153
Organon & Co.	56,057	1,166,546
Pfizer, Inc.	1,144,027	41,962,910
Viatris, Inc.	245,255	2,447,645
Zoetis, Inc., Class A	93,647	16,126,950

		311,988,582

Total Health Care		1,010,255,551

Industrials (7.8%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	13,930	2,718,022
Boeing Co. (The)*	114,525	24,183,099
General Dynamics Corp.	46,132	9,925,300
Howmet Aerospace, Inc.	73,127	3,624,174
Huntington Ingalls Industries, Inc.	8,596	1,956,450
L3Harris Technologies, Inc.	39,029	7,640,707
Lockheed Martin Corp.	45,677	21,028,777
Northrop Grumman Corp.	28,928	13,185,382
Raytheon Technologies Corp.	296,102	29,006,152
Textron, Inc.	40,277	2,723,934
TransDigm Group, Inc.	10,501	9,389,679

		125,381,676

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	24,274	2,290,252
Expeditors International of Washington, Inc.	30,963	3,750,548
FedEx Corp.	46,862	11,617,090
United Parcel Service, Inc., Class B	146,877	26,327,702

		43,985,592

Building Products (0.4%)
A O Smith Corp.	26,630	1,938,131
Allegion plc	17,856	2,143,077
Carrier Global Corp.	171,688	8,534,611
Johnson Controls International plc	138,600	9,444,204
Masco Corp.	44,824	2,572,001
Trane Technologies plc	46,167	8,829,901

		33,461,925

Commercial Services & Supplies (0.5%)
Cintas Corp.	17,341	8,619,864
Copart, Inc.*	86,924	7,928,338
Republic Services, Inc., Class A	41,408	6,342,464
Rollins, Inc.	48,317	2,069,417
Waste Management, Inc.	75,022	13,010,315

		37,970,398

Construction & Engineering (0.1%)
Quanta Services, Inc.	29,509	5,797,043

Electrical Equipment (0.5%)
AMETEK, Inc.	46,580	7,540,370
Eaton Corp. plc	80,777	16,244,255
Emerson Electric Co.	115,217	10,414,465
Generac Holdings, Inc.*	12,629	1,883,363
Rockwell Automation, Inc.	23,321	7,683,103

		43,765,556

Ground Transportation (0.7%)
CSX Corp.	412,001	14,049,234
JB Hunt Transport Services, Inc.	16,609	3,006,727
Norfolk Southern Corp.	45,768	10,378,352
Old Dominion Freight Line, Inc.	18,168	6,717,618
Union Pacific Corp.	123,555	25,281,824

		59,433,755

Industrial Conglomerates (0.8%)
3M Co.	111,722	11,182,255
General Electric Co.	220,679	24,241,588
Honeywell International, Inc.	134,850	27,981,375

		63,405,218

Machinery (1.6%)
Caterpillar, Inc.	104,437	25,696,724
Cummins, Inc.	28,564	7,002,750
Deere & Co.	54,645	22,141,608
Dover Corp.	28,230	4,168,160
Fortive Corp.	71,096	5,315,848
IDEX Corp.	15,832	3,407,996
Illinois Tool Works, Inc.	56,043	14,019,717
Ingersoll Rand, Inc.	80,882	5,286,448
Nordson Corp.	10,730	2,662,971
Otis Worldwide Corp.	82,943	7,382,756
PACCAR, Inc.	106,387	8,899,273
Parker-Hannifin Corp.	26,284	10,251,811
Pentair plc	32,935	2,127,601
Snap-on, Inc.	10,679	3,077,581
Stanley Black & Decker, Inc.	30,902	2,895,826
Westinghouse Air Brake Technologies Corp.	36,954	4,052,745
Xylem, Inc.	47,777	5,380,646

		133,770,461

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	24,036	1,278,235
American Airlines Group, Inc.*	125,809	2,257,013
Delta Air Lines, Inc.*	131,597	6,256,121
Southwest Airlines Co.	123,231	4,462,195
United Airlines Holdings, Inc.*	66,911	3,671,407

		17,924,971

Professional Services (0.8%)
Automatic Data Processing, Inc.	83,720	18,400,819
Broadridge Financial Solutions, Inc.	24,522	4,061,579
Ceridian HCM Holding, Inc.*	29,917	2,003,542
CoStar Group, Inc.*	82,669	7,357,541
Equifax, Inc.	25,231	5,936,854
Jacobs Solutions, Inc.	25,516	3,033,597
Leidos Holdings, Inc.	27,505	2,433,642
Paychex, Inc.	65,168	7,290,344
Paycom Software, Inc.	9,679	3,109,282
Robert Half International, Inc.	23,386	1,759,095
Verisk Analytics, Inc., Class A	29,342	6,632,172

		62,018,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.2%)
Fastenal Co.	116,313	$6,861,304
United Rentals, Inc.	13,752	6,124,728
WW Grainger, Inc.	9,175	7,235,313

		20,221,345

Total Industrials		647,136,407

Information Technology (25.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	51,043	8,272,029
Cisco Systems, Inc.	830,022	42,945,338
F5, Inc.*	12,348	1,806,018
Juniper Networks, Inc.	64,939	2,034,539
Motorola Solutions, Inc.	33,988	9,968,001

		65,025,925

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	121,825	10,349,034
CDW Corp.	27,921	5,123,504
Corning, Inc.	156,984	5,500,719
Keysight Technologies, Inc.*	36,330	6,083,458
TE Connectivity Ltd.	63,635	8,919,082
Teledyne Technologies, Inc.*	9,253	3,804,001
Trimble, Inc.*	51,761	2,740,227
Zebra Technologies Corp., Class A*	10,167	3,007,704

		45,527,729

IT Services (1.1%)
Accenture plc, Class A	127,981	39,492,377
Akamai Technologies, Inc.*	30,836	2,771,231
Cognizant Technology Solutions Corp., Class A	101,503	6,626,116
DXC Technology Co.*	44,842	1,198,178
EPAM Systems, Inc.*	12,000	2,697,000
Gartner, Inc.*	16,297	5,709,002
International Business Machines Corp.	184,016	24,623,181
VeriSign, Inc.*	18,421	4,162,594

		87,279,679

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	326,341	37,173,503
Analog Devices, Inc.	102,511	19,970,168
Applied Materials, Inc.	171,264	24,754,499
Broadcom, Inc.	84,490	73,289,161
Enphase Energy, Inc.*	27,101	4,538,875
First Solar, Inc.*	19,737	3,751,806
Intel Corp.	844,547	28,241,652
KLA Corp.	27,804	13,485,496
Lam Research Corp.	27,224	17,501,221
Microchip Technology, Inc.	110,541	9,903,368
Micron Technology, Inc.	220,933	13,943,082
Monolithic Power Systems, Inc.	9,262	5,003,610
NVIDIA Corp.	501,182	212,010,010
NXP Semiconductors NV	52,311	10,707,015
ON Semiconductor Corp.*	87,519	8,277,547
Qorvo, Inc.*	20,882	2,130,590
QUALCOMM, Inc.	225,753	26,873,637
Skyworks Solutions, Inc.	32,894	3,641,037
SolarEdge Technologies, Inc.*	11,638	3,131,204
Teradyne, Inc.	31,701	3,529,272
Texas Instruments, Inc.	183,937	33,112,339

		554,969,092

Software (9.4%)
Adobe, Inc.*	92,956	45,454,555
ANSYS, Inc.*	17,514	5,784,349
Autodesk, Inc.*	43,398	8,879,665
Cadence Design Systems, Inc.*	55,260	12,959,575
Fair Isaac Corp.*	5,186	4,196,563
Fortinet, Inc.*	133,563	10,096,027
Gen Digital, Inc.	111,296	2,064,541
Intuit, Inc.	56,853	26,049,476
Microsoft Corp.	1,506,809	513,128,737
Oracle Corp.	311,857	37,139,050
Palo Alto Networks, Inc.*	61,324	15,668,895
PTC, Inc.*	21,108	3,003,668
Roper Technologies, Inc.	21,689	10,428,071
Salesforce, Inc.*	198,400	41,913,984
ServiceNow, Inc.*	41,257	23,185,196
Synopsys, Inc.*	30,864	13,438,494
Tyler Technologies, Inc.*	8,420	3,506,678

		776,897,524

Technology Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	2,996,190	581,170,974
Hewlett Packard Enterprise Co.	266,783	4,481,954
HP, Inc.	175,270	5,382,542
NetApp, Inc.	42,513	3,247,993
Seagate Technology Holdings plc	38,476	2,380,510
Western Digital Corp.*	64,490	2,446,106

		599,110,079

Total Information Technology		2,128,810,028

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	44,906	13,450,694
Albemarle Corp.	23,533	5,249,977
Celanese Corp., Class A	19,860	2,299,788
CF Industries Holdings, Inc.	39,552	2,745,700
Corteva, Inc.	143,157	8,202,896
Dow, Inc.	144,465	7,694,206
DuPont de Nemours, Inc.	94,441	6,746,865
Eastman Chemical Co.	25,197	2,109,493
Ecolab, Inc.	50,572	9,441,287
FMC Corp.	25,461	2,656,601
International Flavors & Fragrances, Inc.	52,569	4,183,967
Linde plc	99,217	37,809,614
LyondellBasell Industries NV, Class A	50,278	4,617,029
Mosaic Co. (The)	65,007	2,275,245
PPG Industries, Inc.	47,477	7,040,839
Sherwin-Williams Co. (The)	47,501	12,612,465

		129,136,666

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	12,348	5,700,948
Vulcan Materials Co.	26,910	6,066,590

		11,767,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Amcor plc	290,888	$2,903,062
Avery Dennison Corp.	15,680	2,693,824
Ball Corp.	64,027	3,727,012
International Paper Co.	72,982	2,321,557
Packaging Corp. of America	18,657	2,465,709
Sealed Air Corp.	29,201	1,168,040
Westrock Co.	53,343	1,550,681

		16,829,885

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	288,473	11,538,920
Newmont Corp.	161,614	6,894,453
Nucor Corp.	51,623	8,465,140
Steel Dynamics, Inc.	32,542	3,544,800

		30,443,313

Total Materials		188,177,402

Real Estate (2.2%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	112,568	2,262,617
Ventas, Inc. (REIT)	81,129	3,834,968
Welltower, Inc. (REIT)	97,371	7,876,340

		13,973,925

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	146,406	2,464,013

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	187,141	22,949,101

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	32,470	3,685,020
Boston Properties, Inc. (REIT)	30,156	1,736,684

		5,421,704

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	62,358	5,032,914

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	29,251	5,536,337
Camden Property Trust (REIT)	21,647	2,356,709
Equity Residential (REIT)	68,999	4,551,864
Essex Property Trust, Inc. (REIT)	12,964	3,037,465
Invitation Homes, Inc. (REIT)	119,290	4,103,576
Mid-America Apartment Communities, Inc. (REIT)	23,968	3,639,780
UDR, Inc. (REIT)	62,283	2,675,678

		25,901,409

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	14,392	1,392,714
Kimco Realty Corp. (REIT)	129,379	2,551,354
Realty Income Corp. (REIT)	129,258	7,728,336
Regency Centers Corp. (REIT)	31,082	1,919,935
Simon Property Group, Inc. (REIT)	66,761	7,709,560

		21,301,899

Specialized REITs (1.0%)
American Tower Corp. (REIT)	94,444	18,316,469
Crown Castle, Inc. (REIT)	88,997	10,140,318
Digital Realty Trust, Inc. (REIT)	60,122	6,846,092
Equinix, Inc. (REIT)	19,084	14,960,711
Extra Space Storage, Inc. (REIT)	27,059	4,027,732
Iron Mountain, Inc. (REIT)	60,793	3,454,258
Public Storage (REIT)	32,362	9,445,821
SBA Communications Corp. (REIT), Class A	21,597	5,005,321
VICI Properties, Inc. (REIT), Class A	200,447	6,300,049
Weyerhaeuser Co. (REIT)	145,115	4,862,804

		83,359,575

Total Real Estate		180,404,540

Utilities (2.4%)
Electric Utilities (1.6%)
Alliant Energy Corp.	50,074	2,627,884
American Electric Power Co., Inc.	105,152	8,853,798
Constellation Energy Corp.	65,742	6,018,680
Duke Energy Corp.	156,173	14,014,965
Edison International	78,648	5,462,104
Entergy Corp.	42,069	4,096,259
Evergy, Inc.	47,434	2,771,094
Eversource Energy	71,595	5,077,517
Exelon Corp.	201,550	8,211,147
FirstEnergy Corp.	112,396	4,369,957
NextEra Energy, Inc.	409,801	30,407,234
NRG Energy, Inc.	49,190	1,839,214
PG&E Corp.*	322,630	5,575,046
Pinnacle West Capital Corp.	22,056	1,796,682
PPL Corp.	150,270	3,976,144
Southern Co. (The)	220,971	15,523,213
Xcel Energy, Inc.	111,349	6,922,567

		127,543,505

Gas Utilities (0.0%)†
Atmos Energy Corp.	28,581	3,325,114

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	139,096	2,883,460

Multi-Utilities (0.7%)
Ameren Corp.	54,048	4,414,100
CenterPoint Energy, Inc.	128,329	3,740,790
CMS Energy Corp.	59,601	3,501,559
Consolidated Edison, Inc.	70,227	6,348,521
Dominion Energy, Inc.	170,475	8,828,900
DTE Energy Co.	39,110	4,302,882
NiSource, Inc.	80,189	2,193,169
Public Service Enterprise Group, Inc.	100,695	6,304,514
Sempra Energy	64,359	9,370,027
WEC Energy Group, Inc.	64,935	5,729,865

		54,734,327

Water Utilities (0.1%)
American Water Works Co., Inc.	39,779	5,678,452

Total Utilities		194,164,858

Total Common Stocks (91.3%) (Cost $2,692,012,086)		7,530,736,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	191,563,282	$191,601,594

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $1,305,118, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $1,330,660. (xx)	$1,304,569	1,304,569

Total Short-Term Investments (2.4%) (Cost $192,935,798)		192,906,163

Total Investments in Securities (93.7%) (Cost $2,884,947,884)		7,723,642,387
Other Assets Less Liabilities (6.3%)		523,116,055

Net Assets (100%)		$8,246,758,442

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,667,101. This was collateralized by $1,329,131 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.440%, maturing 6/30/24 – 8/15/52 and by cash of $1,304,569 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	80,880	13,550,146	—	(655,750)	306,485	(3,014,045)	10,186,836	253,451	—
Capital Markets
BlackRock, Inc.	30,350	22,350,191	—	(807,143)	192,444	(759,393)	20,976,099	312,570	—

Total		35,900,337	—	(1,462,893)	498,929	(3,773,438)	31,162,935	566,021	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3,201	9/2023	USD	718,344,413	22,094,991

					22,094,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$631,933,585	$—	$—	$631,933,585
Consumer Discretionary	802,290,806	—	—	802,290,806
Consumer Staples	502,540,934	—	—	502,540,934
Energy	309,668,631	—	—	309,668,631
Financials	935,353,482	—	—	935,353,482
Health Care	1,010,255,551	—	—	1,010,255,551
Industrials	647,136,407	—	—	647,136,407
Information Technology	2,128,810,028	—	—	2,128,810,028
Materials	188,177,402	—	—	188,177,402
Real Estate	180,404,540	—	—	180,404,540
Utilities	194,164,858	—	—	194,164,858
Futures	22,094,991	—	—	22,094,991
Short-Term Investments
Investment Company	191,601,594	—	—	191,601,594
Repurchase Agreement	—	1,304,569	—	1,304,569

Total Assets	$7,744,432,809	$1,304,569	$—	$7,745,737,378

Total Liabilities	$—	$—	$—	$—

Total	$7,744,432,809	$1,304,569	$—	$7,745,737,378

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$22,094,991	*

Total		$22,094,991

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$47,993,281	$47,993,281

Total	$47,993,281	$47,993,281

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$44,504,778	$44,504,778

Total	$44,504,778	$44,504,778

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$711,336,366

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,137,856
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$322,901,833

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 61%)*	Net Proceeds of Sales and Redemptions (affiliated 21%)*	Net Realized Gain (Loss)
$ 20,696,238	$67,861,516	$24,691,565

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,086,414,483
Aggregate gross unrealized depreciation	(196,892,441)

Net unrealized appreciation	$4,889,522,042

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,856,215,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $12,042,992)	$31,162,935
Unaffiliated Issuers (Cost $2,871,600,323)	7,691,174,883
Repurchase Agreements (Cost $1,304,569)	1,304,569
Cash	475,500,241
Cash held as collateral at broker for futures	39,830,800
Due from broker for futures variation margin	8,403,204
Dividends, interest and other receivables	5,766,751
Receivable for Portfolio shares sold	68,278
Securities lending income receivable	1,379
Other assets	90,131

Total assets	8,253,303,171

LIABILITIES
Investment management fees payable	2,758,103
Payable for Portfolio shares repurchased	1,568,618
Payable for return of collateral on securities loaned	1,304,569
Administrative fees payable	855,349
Distribution fees payable – Class IB	43,810
Accrued expenses	14,280

Total liabilities	6,544,729

NET ASSETS	$8,246,758,442

Net assets were comprised of:
Paid in capital	$3,339,674,725
Total distributable earnings (loss)	4,907,083,717

Net assets	$8,246,758,442

Class IB
Net asset value, offering and redemption price per share, $217,643,384 / 7,501,756 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.01

Class K
Net asset value, offering and redemption price per share, $8,029,115,058 / 273,353,828 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.37

(x)	Includes value of securities on loan of $2,667,101.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($566,021 of dividend income received from affiliates) (net of $16,256 foreign withholding tax)	$64,779,317
Interest	11,495,421
Securities lending (net)	11,772

Total income	76,286,510

EXPENSES
Investment management fees	16,042,572
Administrative fees	4,963,369
Distribution fees – Class IB	254,389
Printing and mailing expenses	214,069
Professional fees	168,461
Trustees’ fees	119,529
Custodian fees	73,155
Miscellaneous	92,982

Total expenses	21,928,526

NET INVESTMENT INCOME (LOSS)	54,357,984

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($498,929 realized gain (loss) from affiliates)	147,406,411
Futures contracts	47,993,281

Net realized gain (loss)	195,399,692

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(3,773,438) of change in unrealized appreciation (depreciation) from affiliates)	906,747,271
Futures contracts	44,504,778

Net change in unrealized appreciation (depreciation)	951,252,049

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,146,651,741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,201,009,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,357,984	$85,535,151
Net realized gain (loss)	195,399,692	359,707,654
Net change in unrealized appreciation (depreciation)	951,252,049	(2,466,828,955)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,201,009,725	(2,021,586,150)

Distributions to shareholders:
Class IB	—	(12,755,598)
Class K	—	(506,823,952)

Total distributions to shareholders	—	(519,579,550)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 367,486 and 1,476,645 shares, respectively ]	9,809,456	40,653,720
Capital shares issued in reinvestment of dividends and distributions [ 0 and 493,321 shares, respectively ]	—	12,755,598
Capital shares repurchased [ (698,254) and (1,292,364) shares, respectively]	(18,662,389)	(36,458,425)

Total Class IB transactions	(8,852,933)	16,950,893

Class K
Capital shares sold [ 3,883,065 and 18,750,998 shares, respectively ]	103,954,700	506,077,144
Capital shares issued in reinvestment of dividends and distributions [ 0 and 19,377,870 shares, respectively ]	—	506,823,952
Capital shares repurchased [ (19,080,130) and (58,394,572) shares, respectively]	(516,530,788)	(1,653,977,624)

Total Class K transactions	(412,576,088)	(641,076,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(421,429,021)	(624,125,635)

TOTAL INCREASE (DECREASE) IN NET ASSETS	779,580,704	(3,165,291,335)
NET ASSETS:
Beginning of period	7,467,177,738	10,632,469,073

End of period	$8,246,758,442	$7,467,177,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$24.92		$33.31	$28.90	$27.26	$21.68	$23.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.22	0.16	0.26	0.36	0.27
Net realized and unrealized gain (loss)	3.94		(6.85)	7.72	4.26	6.10	(1.65)

Total from investment operations	4.09		(6.63)	7.88	4.52	6.46	(1.38)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.18)	(0.28)	(0.40)	(0.27)
Distributions from net realized gains	—		(1.53)	(3.29)	(2.60)	(0.48)	(0.54)

Total dividends and distributions	—		(1.76)	(3.47)	(2.88)	(0.88)	(0.81)

Net asset value, end of period	$29.01		$24.92	$33.31	$28.90	$27.26	$21.68

Total return (b)	16.41%		(20.01)%	27.63%	17.01%	29.88%	(6.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,643		$195,213	$238,308	$221,395	$212,697	$179,216
Ratio of expenses to average net assets (a)(f)	0.81%		0.80%	0.78%	0.80%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets (a)(f)	1.16%		0.77%	0.48%	0.95%	1.41%	1.11%
Portfolio turnover rate^	1	%(z)	3%	3%	6%	4%	10%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.20		$33.66	$29.17	$27.48	$21.84	$24.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.29	0.24	0.33	0.42	0.34
Net realized and unrealized gain (loss)	3.98		(6.91)	7.80	4.31	6.16	(1.66)

Total from investment operations	4.17		(6.62)	8.04	4.64	6.58	(1.32)

Less distributions:
Dividends from net investment income	—		(0.31)	(0.26)	(0.35)	(0.46)	(0.34)
Distributions from net realized gains	—		(1.53)	(3.29)	(2.60)	(0.48)	(0.54)

Total dividends and distributions	—		(1.84)	(3.55)	(2.95)	(0.94)	(0.88)

Net asset value, end of period	$29.37		$25.20	$33.66	$29.17	$27.48	$21.84

Total return (b)	16.55%		(19.80)%	27.92%	17.32%	30.23%	(5.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,029,115		$7,271,965	$10,394,162	$9,303,913	$9,283,867	$7,846,963
Ratio of expenses to average net assets (a)(f)	0.56%		0.55%	0.53%	0.55%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets (a)(f)	1.41%		1.01%	0.73%	1.20%	1.66%	1.37%
Portfolio turnover rate^	1	%(z)	3%	3%	6%	4%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	21.0%
Consumer Discretionary	13.7
Financials	12.4
Information Technology	9.5
Health Care	8.7
Real Estate	6.8
Materials	6.7
Consumer Staples	4.0
Investment Companies	3.8
Energy	3.8
Utilities	3.1
Communication Services	1.9
Repurchase Agreement	0.8
Cash and Other	3.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,084.10	$4.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class K
Actual	1,000.00	1,085.40	3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	77,881	$1,451,702
Iridium Communications, Inc.	43,924	2,728,559

		4,180,261

Entertainment (0.2%)
World Wrestling Entertainment, Inc., Class A	15,139	1,642,128

Interactive Media & Services (0.5%)
TripAdvisor, Inc.*	37,584	619,760
Ziff Davis, Inc.*	16,493	1,155,500
ZoomInfo Technologies, Inc., Class A*	94,027	2,387,345

		4,162,605

Media (0.7%)
Cable One, Inc.	1,645	1,080,897
New York Times Co. (The), Class A	57,154	2,250,724
Nexstar Media Group, Inc., Class A	12,507	2,083,041
TEGNA, Inc.	78,493	1,274,726

		6,689,388

Total Communication Services		16,674,382

Consumer Discretionary (13.7%)
Automobile Components (1.5%)
Adient plc*	33,033	1,265,825
Autoliv, Inc.	26,945	2,291,403
Fox Factory Holding Corp.*	14,756	1,601,174
Gentex Corp.	81,519	2,385,246
Goodyear Tire & Rubber Co. (The)*	98,864	1,352,459
Lear Corp.	20,588	2,955,407
Visteon Corp.*	9,889	1,420,159

		13,271,673

Automobiles (0.4%)
Harley-Davidson, Inc.	45,632	1,606,703
Thor Industries, Inc.	18,668	1,932,138

		3,538,841

Broadline Retail (0.5%)
Kohl’s Corp.	38,629	890,398
Macy’s, Inc.	94,992	1,524,622
Nordstrom, Inc. (x)	39,332	805,126
Ollie’s Bargain Outlet Holdings, Inc.*	20,079	1,163,176

		4,383,322

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	1,318	753,211
Grand Canyon Education, Inc.*	10,718	1,106,205
H&R Block, Inc.	53,119	1,692,902
Service Corp. International	52,730	3,405,831

		6,958,149

Hotels, Restaurants & Leisure (3.3%)
Aramark	90,904	3,913,417
Boyd Gaming Corp.	26,782	1,857,867
Choice Hotels International, Inc. (x)	9,249	1,086,942
Churchill Downs, Inc.	22,981	3,198,266
Hilton Grand Vacations, Inc.*	26,813	1,218,383
Light & Wonder, Inc.*	31,783	2,185,399
Marriott Vacations Worldwide Corp.	12,840	1,575,725
Papa John’s International, Inc.	10,366	765,322
Penn Entertainment, Inc.*	53,758	1,291,805
Planet Fitness, Inc., Class A*	29,635	1,998,584
Texas Roadhouse, Inc., Class A	23,371	2,624,096
Travel + Leisure Co.	26,616	1,073,689
Wendy’s Co. (The)	58,806	1,279,031
Wingstop, Inc.	10,454	2,092,473
Wyndham Hotels & Resorts, Inc.	29,951	2,053,740

		28,214,739

Household Durables (1.6%)
Helen of Troy Ltd.*	8,385	905,748
KB Home	28,002	1,447,983
Leggett & Platt, Inc.	46,431	1,375,286
Taylor Morrison Home Corp., Class A*	38,060	1,856,186
Tempur Sealy International, Inc.	60,020	2,405,001
Toll Brothers, Inc.	35,921	2,840,274
TopBuild Corp.*	11,075	2,946,172

		13,776,650

Leisure Products (1.0%)
Brunswick Corp.	24,666	2,137,062
Mattel, Inc.*	123,465	2,412,506
Polaris, Inc.	18,659	2,256,433
Topgolf Callaway Brands Corp.*	48,556	963,837
YETI Holdings, Inc.*	30,224	1,173,900

		8,943,738

Specialty Retail (2.8%)
AutoNation, Inc.*	10,977	1,806,924
Dick’s Sporting Goods, Inc.	21,534	2,846,579
Five Below, Inc.*	19,416	3,816,021
Foot Locker, Inc. (x)	27,675	750,269
GameStop Corp., Class A (x)*	88,220	2,139,335
Gap, Inc. (The)	74,416	664,535
Lithia Motors, Inc., Class A	9,602	2,920,064
Murphy USA, Inc.	6,990	2,174,659
RH (x)*	6,229	2,053,016
Valvoline, Inc.	48,434	1,816,759
Williams-Sonoma, Inc.	22,904	2,866,207

		23,854,368

Textiles, Apparel & Luxury Goods (1.8%)
Capri Holdings Ltd.*	43,849	1,573,741
Carter’s, Inc.	13,146	954,400
Columbia Sportswear Co.	12,335	952,755
Crocs, Inc.*	21,635	2,432,639
Deckers Outdoor Corp.*	9,194	4,851,306
PVH Corp.	21,901	1,860,928
Skechers USA, Inc., Class A*	46,836	2,466,384
Under Armour, Inc., Class A*	65,823	475,242
Under Armour, Inc., Class C*	68,217	457,736

		16,025,131

Total Consumer Discretionary		118,966,611

Consumer Staples (4.0%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	3,274	1,009,833
Celsius Holdings, Inc. (x)*	14,196	2,117,901
Coca-Cola Consolidated, Inc.	1,606	1,021,448

		4,149,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (1.7%)
BJ’s Wholesale Club Holdings, Inc.*	46,876	$2,953,657
Casey’s General Stores, Inc.	12,998	3,169,952
Grocery Outlet Holding Corp.*	31,855	975,081
Performance Food Group Co.*	54,466	3,281,032
Sprouts Farmers Market, Inc.*	35,945	1,320,260
US Foods Holding Corp.*	79,481	3,497,164

		15,197,146

Food Products (1.3%)
Darling Ingredients, Inc.*	55,658	3,550,424
Flowers Foods, Inc.	67,238	1,672,881
Ingredion, Inc.	23,027	2,439,711
Lancaster Colony Corp.	6,912	1,389,934
Pilgrim’s Pride Corp.*	16,501	354,607
Post Holdings, Inc.*	18,676	1,618,275

		11,025,832

Household Products (0.1%)
Energizer Holdings, Inc.	23,187	778,619

Personal Care Products (0.4%)
BellRing Brands, Inc.*	46,324	1,695,459
Coty, Inc., Class A*	127,911	1,572,026

		3,267,485

Total Consumer Staples		34,418,264

Energy (3.8%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	69,056	2,143,498
NOV, Inc.	137,337	2,202,886
Valaris Ltd.*	20,979	1,320,208

		5,666,592

Oil, Gas & Consumable Fuels (3.2%)
Antero Midstream Corp.	117,118	1,358,569
Antero Resources Corp.*	96,316	2,218,157
Chord Energy Corp.	14,493	2,229,023
CNX Resources Corp. (x)*	57,755	1,023,419
DT Midstream, Inc.	33,797	1,675,317
Equitrans Midstream Corp.	151,100	1,444,516
HF Sinclair Corp.	44,943	2,004,907
Matador Resources Co.	39,494	2,066,326
Murphy Oil Corp.	51,182	1,960,271
Ovintiv, Inc. (x)	85,293	3,247,105
PBF Energy, Inc., Class A	38,266	1,566,610
PDC Energy, Inc.	30,506	2,170,197
Range Resources Corp.	84,164	2,474,422
Southwestern Energy Co.*	384,138	2,308,669

		27,747,508

Total Energy		33,414,100

Financials (12.4%)
Banks (4.8%)
Associated Banc-Corp.	52,633	854,234
Bank OZK (x)	37,600	1,510,016
Cadence Bank	59,106	1,160,842
Cathay General Bancorp	25,302	814,471
Columbia Banking System, Inc.	72,713	1,474,620
Commerce Bancshares, Inc.	39,588	1,927,936
Cullen/Frost Bankers, Inc.	22,463	2,415,446
East West Bancorp, Inc.	49,343	2,604,817
First Financial Bankshares, Inc.	45,306	1,290,768
First Horizon Corp.	187,597	2,114,218
FNB Corp.	125,945	1,440,811
Glacier Bancorp, Inc. (x)	38,673	1,205,437
Hancock Whitney Corp.	30,025	1,152,360
Home BancShares, Inc.	65,787	1,499,944
International Bancshares Corp.	18,417	814,031
New York Community Bancorp, Inc.	251,888	2,831,221
Old National Bancorp	102,063	1,422,758
Pinnacle Financial Partners, Inc.	26,769	1,516,464
Prosperity Bancshares, Inc.	33,248	1,877,847
SouthState Corp.	26,483	1,742,581
Synovus Financial Corp.	50,968	1,541,782
Texas Capital Bancshares, Inc.*	16,698	859,947
UMB Financial Corp.	15,229	927,446
United Bankshares, Inc.	46,946	1,392,888
Valley National Bancorp	147,038	1,139,545
Webster Financial Corp.	60,954	2,301,013
Wintrust Financial Corp.	21,345	1,550,074

		41,383,517

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	12,593	1,887,565
Evercore, Inc., Class A	12,306	1,520,898
Federated Hermes, Inc., Class B	29,661	1,063,347
Interactive Brokers Group, Inc., Class A	35,925	2,984,290
Janus Henderson Group plc	46,227	1,259,686
Jefferies Financial Group, Inc.	65,841	2,183,946
SEI Investments Co.	35,339	2,106,911
Stifel Financial Corp.	37,020	2,208,983

		15,215,626

Consumer Finance (0.3%)
FirstCash Holdings, Inc.	12,847	1,199,011
SLM Corp.	84,545	1,379,774

		2,578,785

Financial Services (1.4%)
Essent Group Ltd.	37,413	1,750,928
Euronet Worldwide, Inc.*	16,445	1,930,150
MGIC Investment Corp.	99,977	1,578,637
Voya Financial, Inc.	34,278	2,458,075
Western Union Co. (The)	105,682	1,239,650
WEX, Inc.*	14,944	2,720,854

		11,678,294

Insurance (3.5%)
American Financial Group, Inc.	24,364	2,893,225
Brighthouse Financial, Inc.*	23,322	1,104,297
CNO Financial Group, Inc.	39,958	945,806
First American Financial Corp.	36,003	2,052,891
Hanover Insurance Group, Inc. (The)	12,462	1,408,580
Kemper Corp.	22,321	1,077,211
Kinsale Capital Group, Inc.	7,592	2,840,926
Old Republic International Corp.	94,974	2,390,496
Primerica, Inc.	12,636	2,498,895
Reinsurance Group of America, Inc.	23,211	3,219,134
RenaissanceRe Holdings Ltd.	17,522	3,268,203
RLI Corp.	14,142	1,929,959
Selective Insurance Group, Inc.	21,101	2,024,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Unum Group	64,616	$3,082,183

		30,736,447

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	172,681	3,455,347
Starwood Property Trust, Inc. (REIT) (x)	108,862	2,111,923

		5,567,270

Total Financials		107,159,939

Health Care (8.7%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc.*	37,288	1,329,690
Exelixis, Inc.*	113,587	2,170,648
Halozyme Therapeutics, Inc.*	45,932	1,656,767
Neurocrine Biosciences, Inc.*	34,036	3,209,595
United Therapeutics Corp.*	16,401	3,620,521

		11,987,221

Health Care Equipment & Supplies (3.3%)
Enovis Corp.*	16,728	1,072,599
Envista Holdings Corp.*	57,102	1,932,332
Globus Medical, Inc., Class A*	28,017	1,668,132
Haemonetics Corp.*	17,597	1,498,208
ICU Medical, Inc.*	7,051	1,256,418
Inari Medical, Inc.*	17,948	1,043,497
Integra LifeSciences Holdings Corp.*	24,855	1,022,286
Lantheus Holdings, Inc.*	23,836	2,000,317
LivaNova plc*	18,755	964,570
Masimo Corp.*	16,938	2,787,148
Neogen Corp.*	75,421	1,640,407
Omnicell, Inc.*	15,725	1,158,461
Penumbra, Inc.*	13,343	4,590,792
QuidelOrtho Corp.*	18,826	1,559,922
Shockwave Medical, Inc.*	12,776	3,646,398
STAAR Surgical Co.*	16,859	886,278

		28,727,765

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	32,103	2,556,683
Amedisys, Inc.*	11,366	1,039,307
Chemed Corp.	5,239	2,837,809
Encompass Health Corp.	34,964	2,367,412
HealthEquity, Inc.*	29,813	1,882,393
Option Care Health, Inc.*	57,688	1,874,283
Patterson Cos., Inc.	31,025	1,031,892
Progyny, Inc.*	27,047	1,064,029
R1 RCM, Inc. (x)*	48,051	886,541
Tenet Healthcare Corp.*	35,556	2,893,547

		18,433,896

Health Care Technology (0.2%)
Doximity, Inc., Class A*	41,406	1,408,632

Life Sciences Tools & Services (1.2%)
Azenta, Inc.*	22,731	1,061,083
Bruker Corp.	34,803	2,572,638
Medpace Holdings, Inc.*	8,617	2,069,545
Repligen Corp.*	18,062	2,555,050
Sotera Health Co.*	35,531	669,404
Syneos Health, Inc.*	36,158	1,523,698

		10,451,418

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	22,326	2,767,754
Perrigo Co. plc	47,204	1,602,576

		4,370,330

Total Health Care		75,379,262

Industrials (21.0%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	31,898	2,282,940
Curtiss-Wright Corp.	13,375	2,456,452
Hexcel Corp.	29,430	2,237,269
Mercury Systems, Inc.*	20,298	702,108
Woodward, Inc.	20,941	2,490,094

		10,168,863

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	41,484	2,606,025

Building Products (3.5%)
Advanced Drainage Systems, Inc.	21,818	2,482,452
Builders FirstSource, Inc.*	44,707	6,080,152
Carlisle Cos., Inc.	17,778	4,560,590
Fortune Brands Innovations, Inc.	44,198	3,180,046
Lennox International, Inc.	11,269	3,674,483
Owens Corning	31,431	4,101,746
Simpson Manufacturing Co., Inc.	14,884	2,061,434
Trex Co., Inc.*	37,952	2,488,133
UFP Industries, Inc.	21,660	2,102,103

		30,731,139

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	16,194	1,098,439
Clean Harbors, Inc.*	17,551	2,885,911
MSA Safety, Inc.	12,875	2,239,735
Stericycle, Inc.*	32,246	1,497,504
Tetra Tech, Inc.	18,567	3,040,161

		10,761,750

Construction & Engineering (1.7%)
AECOM	48,485	4,106,195
EMCOR Group, Inc.	16,585	3,064,576
Fluor Corp.*	49,963	1,478,905
MasTec, Inc.*	20,811	2,455,074
MDU Resources Group, Inc.	71,032	1,487,410
Valmont Industries, Inc.	7,345	2,137,762

		14,729,922

Electrical Equipment (2.1%)
Acuity Brands, Inc.	11,092	1,808,883
EnerSys	14,249	1,546,302
Hubbell, Inc., Class B	18,693	6,197,851
nVent Electric plc	57,787	2,985,854
Regal Rexnord Corp.	23,119	3,558,014
Sunrun, Inc. (x)*	75,209	1,343,233
Vicor Corp.*	7,808	421,632

		17,861,769

Ground Transportation (1.9%)
Avis Budget Group, Inc.*	8,322	1,902,992
Hertz Global Holdings, Inc.*	54,980	1,011,082
Knight-Swift Transportation Holdings, Inc., Class A	56,170	3,120,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Landstar System, Inc.	12,534	$2,413,296
Ryder System, Inc.	16,217	1,375,039
Saia, Inc.*	9,255	3,169,005
Werner Enterprises, Inc.	20,559	908,297
XPO, Inc.*	40,413	2,384,367

		16,284,883

Machinery (4.4%)
AGCO Corp.	21,674	2,848,397
Chart Industries, Inc.*	14,639	2,339,166
Crane Co.	16,820	1,498,998
Crane NXT Co.	16,756	945,709
Donaldson Co., Inc.	42,303	2,644,361
Esab Corp.	18,065	1,202,045
Flowserve Corp.	45,747	1,699,501
Graco, Inc.	58,719	5,070,386
ITT, Inc.	28,742	2,679,042
Lincoln Electric Holdings, Inc.	20,082	3,988,888
Middleby Corp. (The)*	18,667	2,759,543
Oshkosh Corp.	22,782	1,972,693
Terex Corp.	23,650	1,414,979
Timken Co. (The)	22,980	2,103,359
Toro Co. (The)	36,376	3,697,620
Watts Water Technologies, Inc., Class A	9,560	1,756,459

		38,621,146

Marine Transportation (0.2%)
Kirby Corp.*	20,929	1,610,486

Passenger Airlines (0.1%)
JetBlue Airways Corp.*	116,040	1,028,114

Professional Services (3.0%)
ASGN, Inc.*	17,197	1,300,609
CACI International, Inc., Class A*	7,951	2,710,019
Concentrix Corp.	14,891	1,202,448
ExlService Holdings, Inc.*	11,597	1,751,843
Exponent, Inc.	17,732	1,654,750
FTI Consulting, Inc.*	11,853	2,254,440
Genpact Ltd.	59,096	2,220,237
Insperity, Inc.	12,530	1,490,569
KBR, Inc.	47,342	3,080,070
ManpowerGroup, Inc.	17,589	1,396,567
Maximus, Inc.	21,202	1,791,781
Paylocity Holding Corp.*	14,407	2,658,524
Science Applications International Corp.	18,833	2,118,336

		25,630,193

Trading Companies & Distributors (1.4%)
GATX Corp.	12,313	1,585,176
MSC Industrial Direct Co., Inc., Class A	16,484	1,570,596
Univar Solutions, Inc.*	55,024	1,972,060
Watsco, Inc. (x)	11,658	4,447,177
WESCO International, Inc.	15,738	2,818,046

		12,393,055

Total Industrials		182,427,345

Information Technology (9.5%)
Communications Equipment (0.5%)
Calix, Inc.*	20,050	1,000,696
Ciena Corp.*	52,029	2,210,712
Lumentum Holdings, Inc. (x)*	23,964	1,359,478

		4,570,886

Electronic Equipment, Instruments & Components (3.5%)
Arrow Electronics, Inc.*	19,704	2,822,204
Avnet, Inc.	31,881	1,608,397
Belden, Inc.	14,842	1,419,637
Cognex Corp.	60,206	3,372,740
Coherent Corp.*	48,617	2,478,495
IPG Photonics Corp.*	10,891	1,479,216
Jabil, Inc.	46,282	4,995,216
Littelfuse, Inc.	8,662	2,523,327
National Instruments Corp.	45,868	2,632,823
Novanta, Inc.*	12,490	2,299,409
TD SYNNEX Corp.	14,482	1,361,308
Vishay Intertechnology, Inc.	44,503	1,308,388
Vontier Corp.	54,282	1,748,423

		30,049,583

IT Services (0.1%)
Kyndryl Holdings, Inc.*	71,421	948,471

Semiconductors & Semiconductor Equipment (2.4%)
Allegro MicroSystems, Inc.*	22,741	1,026,529
Amkor Technology, Inc.	35,130	1,045,117
Cirrus Logic, Inc.*	19,274	1,561,387
Lattice Semiconductor Corp.*	48,014	4,612,705
MACOM Technology Solutions Holdings, Inc.*	18,050	1,182,816
MKS Instruments, Inc.	20,029	2,165,135
Power Integrations, Inc.	20,005	1,893,873
Silicon Laboratories, Inc.*	11,161	1,760,536
Synaptics, Inc.*	13,787	1,177,134
Universal Display Corp.	15,190	2,189,335
Wolfspeed, Inc. (x)*	43,418	2,413,607

		21,028,174

Software (2.5%)
ACI Worldwide, Inc.*	37,784	875,455
Aspen Technology, Inc.*	10,182	1,706,605
Blackbaud, Inc.*	15,733	1,119,875
CommVault Systems, Inc.*	15,339	1,113,918
Dropbox, Inc., Class A*	94,864	2,530,023
Dynatrace, Inc.*	75,619	3,892,110
Envestnet, Inc.*	16,383	972,331
Manhattan Associates, Inc.*	21,636	4,324,604
NCR Corp.*	49,528	1,248,105
Qualys, Inc.*	11,712	1,512,839
Teradata Corp.*	35,265	1,883,504

		21,179,369

Technology Hardware, Storage & Peripherals (0.5%)
Super Micro Computer, Inc.*	15,928	3,970,054
Xerox Holdings Corp.	39,419	586,949

		4,557,003

Total Information Technology		82,333,486

Materials (6.7%)
Chemicals (2.2%)
Ashland, Inc.	16,944	1,472,603
Avient Corp.	29,861	1,221,315
Axalta Coating Systems Ltd.*	77,274	2,535,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cabot Corp.	19,585	$1,310,041
Chemours Co. (The)	52,028	1,919,313
NewMarket Corp.	2,317	931,712
Olin Corp.	41,936	2,155,091
RPM International, Inc.	44,966	4,034,799
Scotts Miracle-Gro Co. (The)	14,278	895,088
Sensient Technologies Corp.	14,735	1,048,100
Westlake Corp. (x)	12,021	1,436,149

		18,959,571

Construction Materials (0.3%)
Eagle Materials, Inc.	12,575	2,344,232
Knife River Corp.*	17,758	772,473

		3,116,705

Containers & Packaging (1.8%)
AptarGroup, Inc.	22,855	2,647,980
Berry Global Group, Inc.	41,579	2,675,193
Crown Holdings, Inc.	41,893	3,639,245
Graphic Packaging Holding Co.	107,135	2,574,454
Greif, Inc., Class A	9,047	623,248
Silgan Holdings, Inc.	29,228	1,370,501
Sonoco Products Co.	34,168	2,016,595

		15,547,216

Metals & Mining (2.2%)
Alcoa Corp.	62,229	2,111,430
Cleveland-Cliffs, Inc.*	179,667	3,011,219
Commercial Metals Co.	40,852	2,151,266
MP Materials Corp.*	32,154	735,683
Reliance Steel & Aluminum Co.	20,508	5,569,768
Royal Gold, Inc.	22,909	2,629,495
United States Steel Corp. (x)	78,991	1,975,565
Worthington Industries, Inc.	10,587	735,479

		18,919,905

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	25,130	1,884,247

Total Materials		58,427,644

Real Estate (6.8%)
Health Care REITs (1.1%)
Healthcare Realty Trust, Inc. (REIT), Class A	132,834	2,505,249
Medical Properties Trust, Inc. (REIT) (x)	208,696	1,932,525
Omega Healthcare Investors, Inc. (REIT)	81,746	2,508,785
Physicians Realty Trust (REIT)	83,751	1,171,676
Sabra Health Care REIT, Inc. (REIT)	80,644	949,180

		9,067,415

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	75,215	964,256

Industrial REITs (1.3%)
EastGroup Properties, Inc. (REIT)	15,491	2,689,238
First Industrial Realty Trust, Inc. (REIT)	46,128	2,428,178
Rexford Industrial Realty, Inc. (REIT)	70,095	3,660,361
STAG Industrial, Inc. (REIT)	62,570	2,245,011

		11,022,788

Office REITs (0.6%)
Corporate Office Properties Trust (REIT)	39,246	932,093
Cousins Properties, Inc. (REIT)	52,913	1,206,417
Highwoods Properties, Inc. (REIT)	36,785	879,529
Kilroy Realty Corp. (REIT)	36,768	1,106,349
Vornado Realty Trust (REIT)	56,222	1,019,867

		5,144,255

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	16,661	2,595,784

Residential REITs (0.4%)
Apartment Income REIT Corp. (REIT), Class A	52,044	1,878,268
Independence Realty Trust, Inc. (REIT)	78,244	1,425,606

		3,303,874

Retail REITs (1.2%)
Agree Realty Corp. (REIT)	32,509	2,125,763
Brixmor Property Group, Inc. (REIT)	104,835	2,306,370
Kite Realty Group Trust (REIT)	76,504	1,709,099
NNN REIT, Inc. (REIT)	63,515	2,717,807
Spirit Realty Capital, Inc. (REIT)	49,286	1,940,883

		10,799,922

Specialized REITs (1.8%)
CubeSmart (REIT)	78,371	3,500,049
EPR Properties (REIT)	26,258	1,228,874
Lamar Advertising Co. (REIT), Class A	30,517	3,028,812
Life Storage, Inc. (REIT)	29,681	3,946,386
National Storage Affiliates Trust (REIT)	28,645	997,705
PotlatchDeltic Corp. (REIT)	27,876	1,473,247
Rayonier, Inc. (REIT)	51,702	1,623,443

		15,798,516

Total Real Estate		58,696,810

Utilities (3.1%)
Electric Utilities (1.1%)
ALLETE, Inc.	19,993	1,158,994
Hawaiian Electric Industries, Inc.	38,220	1,383,564
IDACORP, Inc.	17,653	1,811,198
OGE Energy Corp.	69,863	2,508,780
PNM Resources, Inc.	29,940	1,350,294
Portland General Electric Co.	33,703	1,578,312

		9,791,142

Gas Utilities (1.1%)
National Fuel Gas Co.	32,023	1,644,701
New Jersey Resources Corp.	33,822	1,596,398
ONE Gas, Inc.	19,482	1,496,412
Southwest Gas Holdings, Inc.	22,892	1,457,076
Spire, Inc.	18,347	1,163,934
UGI Corp.	73,017	1,969,269

		9,327,790

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc. (x)	18,327	1,474,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.3%)
Black Hills Corp.	23,418	$1,411,169
NorthWestern Corp.	21,186	1,202,517

		2,613,686

Water Utilities (0.4%)
Essential Utilities, Inc.	83,920	3,349,247

Total Utilities		26,556,456

Total Common Stocks (91.6%) (Cost $579,572,913)		794,454,299

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	31,498,874	31,505,174

Total Investment Companies		33,505,174

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.8%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $6,802,092, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $6,935,215. (xx)	$6,799,230	$6,799,230

Total Short-Term Investments (4.6%) (Cost $40,309,659)		40,304,404

Total Investments in Securities (96.2%) (Cost $619,882,572)		834,758,703
Other Assets Less Liabilities (3.8%)		32,689,633

Net Assets (100%)		$867,448,336

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $24,478,312. This was collateralized by $16,125,119 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.329%, maturing 7/31/23 – 11/15/52 and by cash of $8,799,230 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	277	9/2023	USD	73,241,570	1,913,878

					1,913,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,674,382	$—	$—	$16,674,382
Consumer Discretionary	118,966,611	—	—	118,966,611
Consumer Staples	34,418,264	—	—	34,418,264
Energy	33,414,100	—	—	33,414,100
Financials	107,159,939	—	—	107,159,939
Health Care	75,379,262	—	—	75,379,262
Industrials	182,427,345	—	—	182,427,345
Information Technology	82,333,486	—	—	82,333,486
Materials	58,427,644	—	—	58,427,644
Real Estate	58,696,810	—	—	58,696,810
Utilities	26,556,456	—	—	26,556,456
Futures	1,913,878	—	—	1,913,878
Short-Term Investments
Investment Companies	33,505,174	—	—	33,505,174
Repurchase Agreement	—	6,799,230	—	6,799,230

Total Assets	$829,873,351	$6,799,230	$—	$836,672,581

Total Liabilities	$—	$—	$—	$—

Total	$829,873,351	$6,799,230	$—	$836,672,581

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,913,878	*

Total		$1,913,878

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,028,379	$2,028,379

Total	$2,028,379	$2,028,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,565,134	$3,565,134

Total	$3,565,134	$3,565,134

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$81,546,837

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$61,100,481
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$80,312,533

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 12%)*	Net Proceeds of Sales and Redemptions (affiliated 33%)*	Net Realized Gain (Loss)
$ 7,605,979	$26,284,719	$(8,711,015)

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,161,779
Aggregate gross unrealized depreciation	(49,700,711)

Net unrealized appreciation	$218,461,068

Federal income tax cost of investments in securities and derivative instruments, if applicable	$618,211,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $613,083,342)	$827,959,473
Repurchase Agreements (Cost $6,799,230)	6,799,230
Cash	36,561,878
Cash held as collateral at broker for futures	4,029,100
Dividends, interest and other receivables	1,061,587
Due from broker for futures variation margin	457,052
Receivable for Portfolio shares sold	18,434
Securities lending income receivable	15,337
Other assets	9,683

Total assets	876,911,774

LIABILITIES
Payable for return of collateral on securities loaned	8,799,230
Investment management fees payable	312,228
Payable for Portfolio shares repurchased	155,893
Administrative fees payable	89,633
Distribution fees payable – Class IB	65,919
Accrued expenses	40,535

Total liabilities	9,463,438

NET ASSETS	$867,448,336

Net assets were comprised of:
Paid in capital	$662,814,633
Total distributable earnings (loss)	204,633,703

Net assets	$867,448,336

Class IB
Net asset value, offering and redemption price per share, $328,976,550 / 14,917,751 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.05

Class K
Net asset value, offering and redemption price per share, $538,471,786 / 24,066,289 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.37

(x)	Includes value of securities on loan of $24,478,312.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $586 foreign withholding tax)	$7,747,545
Interest	913,378
Securities lending (net)	102,808

Total income	8,763,731

EXPENSES
Investment management fees	1,917,457
Administrative fees	544,911
Distribution fees – Class IB	401,874
Professional fees	42,959
Printing and mailing expenses	28,192
Custodian fees	25,536
Trustees’ fees	13,374
Miscellaneous	14,193

Gross expenses	2,988,496
Less: Waiver from investment manager	(28,796)

Net expenses	2,959,700

NET INVESTMENT INCOME (LOSS)	5,804,031

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,958,791
Futures contracts	2,028,379

Net realized gain (loss)	3,987,170

Change in unrealized appreciation (depreciation) on:
Investments in securities	56,488,564
Futures contracts	3,565,134

Net change in unrealized appreciation (depreciation)	60,053,698

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,040,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,844,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,804,031	$7,695,290
Net realized gain (loss)	3,987,170	2,899,487
Net change in unrealized appreciation (depreciation)	60,053,698	(157,226,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,844,899	(146,631,410)

Distributions to shareholders:
Class IB	—	(11,269,741)
Class K	—	(19,525,672)

Total distributions to shareholders	—	(30,795,413)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 369,160 and 551,190 shares, respectively ]	7,837,589	11,856,105
Capital shares issued in reinvestment of dividends and distributions [ 0 and 562,157 shares, respectively ]	—	11,269,741
Capital shares repurchased [ (1,162,842) and (2,532,687) shares, respectively]	(24,637,614)	(54,337,300)

Total Class IB transactions	(16,800,025)	(31,211,454)

Class K
Capital shares sold [ 216,543 and 8,030,126 shares, respectively ]	4,706,109	177,029,279
Capital shares issued in reinvestment of dividends and distributions [ 0 and 957,170 shares, respectively ]	—	19,525,672
Capital shares repurchased [ (1,450,534) and (3,388,176) shares, respectively]	(31,308,767)	(71,999,228)

Total Class K transactions	(26,602,658)	124,555,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,402,683)	93,344,269

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,442,216	(84,082,554)
NET ASSETS:
Beginning of period	841,006,120	925,088,674

End of period	$867,448,336	$841,006,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.34		$24.94	$22.98	$21.77	$18.06	$22.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.15	0.08	0.13	0.17	0.18
Net realized and unrealized gain (loss)	1.58		(4.03)	5.25	2.70	4.32	(2.80)

Total from investment operations	1.71		(3.88)	5.33	2.83	4.49	(2.62)

Less distributions:
Dividends from net investment income	—		(0.16)	(0.11)	(0.12)	(0.19)	(0.20)
Distributions from net realized gains	—		(0.56)	(3.26)	(1.50)	(0.59)	(1.68)
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(0.72)	(3.37)	(1.62)	(0.78)	(1.89)

Net asset value, end of period	$22.05		$20.34	$24.94	$22.98	$21.77	$18.06

Total return (b)	8.41%		(15.50)%	23.63%	13.47%	24.90%	(12.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$328,977		$319,557	$427,324	$396,119	$388,635	$345,511
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.85%	0.85%
Before waivers (a)(f)	0.86%		0.85%	0.84%	0.86%	0.86%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.21%		0.70%	0.32%	0.65%	0.83%	0.79%
Before waivers (a)(f)	1.20%		0.70%	0.32%	0.64%	0.83%	0.79%
Portfolio turnover rate^	8	%(z)	19%	17%	22%	21%	15%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.61		$25.27	$23.23	$21.98	$18.22	$22.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.22	0.15	0.18	0.23	0.24
Net realized and unrealized gain (loss)	1.61		(4.10)	5.32	2.74	4.36	(2.84)

Total from investment operations	1.76		(3.88)	5.47	2.92	4.59	(2.60)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.17)	(0.17)	(0.24)	(0.24)
Distributions from net realized gains	—		(0.56)	(3.26)	(1.50)	(0.59)	(1.68)
Return of capital	—		—	—	—	—	(0.02)

Total dividends and distributions	—		(0.78)	(3.43)	(1.67)	(0.83)	(1.94)

Net asset value, end of period	$22.37		$20.61	$25.27	$23.23	$21.98	$18.22

Total return (b)	8.54%		(15.32)%	24.00%	13.76%	25.24%	(12.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$538,472		$521,449	$497,765	$489,812	$291,741	$209,756
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.59%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.61%		0.60%	0.59%	0.61%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.46%		0.98%	0.56%	0.88%	1.10%	1.04%
Before waivers (a)(f)	1.45%		0.98%	0.56%	0.88%	1.09%	1.04%
Portfolio turnover rate^	8	%(z)	19%	17%	22%	21%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	16.0%
Health Care	15.5
Financials	13.8
Information Technology	12.5
Consumer Discretionary	9.6
Energy	6.2
Real Estate	5.6
Investment Companies	4.6
Materials	4.2
Consumer Staples	3.2
Utilities	2.8
Communication Services	2.3
Repurchase Agreements	1.8
Cash and Other	1.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,077.10	$4.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.20
Class K
Actual	1,000.00	1,078.10	3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.87	2.95

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	23,235	$736,317
AST SpaceMobile, Inc., Class A (x)*	75,068	352,820
ATN International, Inc.	14,178	518,915
Bandwidth, Inc., Class A*	31,051	424,778
Charge Enterprises, Inc.*	149,102	146,120
Cogent Communications Holdings, Inc.	53,050	3,569,734
Consolidated Communications Holdings, Inc.*	97,265	372,525
EchoStar Corp., Class A*	42,153	730,933
Globalstar, Inc.*	877,809	948,034
IDT Corp., Class B*	19,287	498,569
Liberty Latin America Ltd., Class A*	42,918	375,532
Liberty Latin America Ltd., Class C*	180,032	1,551,876
Lumen Technologies, Inc. (x)	1,239,568	2,801,424
Ooma, Inc.*	28,867	432,139
Radius Global Infrastructure, Inc., Class A*	104,558	1,557,914

		15,017,630

Entertainment (0.3%)
Cinemark Holdings, Inc.*	134,409	2,217,749
IMAX Corp.*	60,371	1,025,703
Liberty Media Corp.-Liberty Braves, Class A*	13,323	545,177
Liberty Media Corp.-Liberty Braves, Class C*	46,460	1,840,745
Lions Gate Entertainment Corp., Class A*	78,083	689,473
Lions Gate Entertainment Corp., Class B*	133,561	1,115,234
Loop Media, Inc. (x)*	40,668	97,197
Madison Square Garden Entertainment Corp.*	53,212	1,788,988
Marcus Corp. (The)	26,010	385,728
Playstudios, Inc. (x)*	101,675	499,224
Reservoir Media, Inc.*	31,117	187,324
Sphere Entertainment Co.*	33,040	904,966
Vivid Seats, Inc., Class A*	29,832	236,269

		11,533,777

Interactive Media & Services (0.7%)
Bumble, Inc., Class A*	124,088	2,082,197
Cargurus, Inc., Class A*	122,840	2,779,869
Cars.com, Inc.*	81,593	1,617,173
DHI Group, Inc.*	59,977	229,712
Eventbrite, Inc., Class A*	98,917	944,657
EverQuote, Inc., Class A*	24,642	160,173
fuboTV, Inc. (x)*	254,605	529,578
Grindr, Inc. (x)*	46,161	255,270
MediaAlpha, Inc., Class A*	33,022	340,457
Nextdoor Holdings, Inc.*	179,618	585,555
Outbrain, Inc.*	49,597	244,017
QuinStreet, Inc.*	62,523	552,078
Shutterstock, Inc.	29,558	1,438,588
System1, Inc. (x)*	29,966	134,847
TrueCar, Inc.*	107,732	243,474
Vimeo, Inc.*	188,157	775,207
Yelp, Inc., Class A*	85,289	3,105,373
Ziff Davis, Inc.*	56,944	3,989,497
ZipRecruiter, Inc., Class A*	92,036	1,634,559

		21,642,281

Media (0.7%)
Advantage Solutions, Inc.*	105,877	247,752
AMC Networks, Inc., Class A*	37,307	445,819
Boston Omaha Corp., Class A*	28,086	528,578
Cardlytics, Inc.*	43,871	277,265
Clear Channel Outdoor Holdings, Inc.*	454,830	623,117
Daily Journal Corp.*	1,491	431,316
Emerald Holding, Inc.*	14,553	59,667
Entravision Communications Corp., Class A	73,253	321,581
EW Scripps Co. (The), Class A*	75,040	686,616
Gambling.com Group Ltd.*	15,149	155,126
Gannett Co., Inc.*	187,132	421,047
Gray Television, Inc.	104,799	825,816
iHeartMedia, Inc., Class A*	142,727	519,526
Integral Ad Science Holding Corp.*	47,093	846,732
John Wiley & Sons, Inc., Class A	52,974	1,802,705
Magnite, Inc.*	167,933	2,292,285
PubMatic, Inc., Class A*	53,359	975,403
Quotient Technology, Inc.*	112,019	430,153
Scholastic Corp.	36,248	1,409,685
Sinclair, Inc. (x)	48,189	665,972
Stagwell, Inc., Class A*	131,893	950,949
TechTarget, Inc.*	33,324	1,037,376
TEGNA, Inc.	274,807	4,462,866
Thryv Holdings, Inc.*	36,219	890,987
Townsquare Media, Inc., Class A (x)	10,757	128,116
Urban One, Inc.*	15,556	93,336
Urban One, Inc., Class A*	10,622	63,626
WideOpenWest, Inc.*	60,645	511,844

		22,105,261

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	80,619	1,371,329
Shenandoah Telecommunications Co.	62,143	1,207,438
Spok Holdings, Inc.	18,678	248,231
Telephone and Data Systems, Inc.	129,394	1,064,913

		3,891,911

Total Communication Services		74,190,860

Consumer Discretionary (9.6%)
Automobile Components (1.4%)
Adient plc*	117,848	4,515,935
American Axle & Manufacturing Holdings, Inc.*	145,021	1,199,324
Cooper-Standard Holdings, Inc.*	3,669	52,320
Dana, Inc.	162,812	2,767,804
Dorman Products, Inc.*	32,743	2,581,131
Fox Factory Holding Corp.*	52,319	5,677,135
Gentherm, Inc.*	41,227	2,329,738
Goodyear Tire & Rubber Co. (The)*	349,197	4,777,015
Holley, Inc. (x)*	69,316	283,502
LCI Industries	30,643	3,872,049
Luminar Technologies, Inc., Class A*	337,849	2,324,401
Modine Manufacturing Co.*	63,474	2,095,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Patrick Industries, Inc.	26,677	$2,134,160
Solid Power, Inc.*	195,960	497,738
Standard Motor Products, Inc.	25,877	970,905
Stoneridge, Inc.*	32,682	616,056
Visteon Corp.*	34,523	4,957,848
XPEL, Inc. (m)*	27,619	2,326,072

		43,979,045

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	242,513	1,367,773
Livewire Group, Inc. (x)*	11,431	135,000
Winnebago Industries, Inc.	36,759	2,451,458
Workhorse Group, Inc.*	235,848	205,565

		4,159,796

Broadline Retail (0.0%)†
Big Lots, Inc.	36,405	321,456
ContextLogic, Inc., Class A (x)*	25,648	168,764
Dillard’s, Inc., Class A	4,641	1,514,266

		2,004,486

Distributors (0.0%)†
Weyco Group, Inc.	7,955	212,319

Diversified Consumer Services (0.9%)
2U, Inc.*	95,810	386,114
Adtalem Global Education, Inc.*	55,561	1,907,965
Carriage Services, Inc., Class A	14,623	474,809
Chegg, Inc.*	149,309	1,325,864
Coursera, Inc.*	160,916	2,095,126
Duolingo, Inc., Class A*	35,286	5,043,781
European Wax Center, Inc., Class A*	40,237	749,615
Frontdoor, Inc.*	102,468	3,268,729
Graham Holdings Co., Class B	4,546	2,597,948
Laureate Education, Inc.	167,460	2,024,591
Lincoln Educational Services Corp.*	16,547	111,527
Nerdy, Inc.*	73,047	304,606
OneSpaWorld Holdings Ltd.*	84,535	1,022,874
Perdoceo Education Corp.*	80,694	990,115
Rover Group, Inc., Class A*	118,986	584,221
Strategic Education, Inc.	28,003	1,899,724
Stride, Inc.*	52,087	1,939,199
Udemy, Inc.*	106,086	1,138,303
Universal Technical Institute, Inc.*	45,157	312,035
WW International, Inc.*	69,984	470,293

		28,647,439

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc., Class A*	68,845	727,003
Bally’s Corp.*	41,051	638,754
Biglari Holdings, Inc., Class B*	909	179,200
BJ’s Restaurants, Inc.*	29,096	925,253
Bloomin’ Brands, Inc.	107,754	2,897,505
Bluegreen Vacations Holding Corp., Class A	12,454	443,985
Bowlero Corp. (x)*	37,279	433,928
Brinker International, Inc. (x)*	52,720	1,929,552
Carrols Restaurant Group, Inc.*	41,805	210,697
Century Casinos, Inc.*	36,515	259,256
Cheesecake Factory, Inc. (The) (x)	59,781	2,067,227
Chuy’s Holdings, Inc.*	22,095	901,918
Cracker Barrel Old Country Store, Inc. (x)	27,302	2,544,000
Dave & Buster’s Entertainment, Inc.*	53,659	2,391,045
Denny’s Corp.*	71,928	886,153
Dine Brands Global, Inc.	18,228	1,057,771
El Pollo Loco Holdings, Inc.	28,086	246,314
Everi Holdings, Inc.*	106,410	1,538,689
Fiesta Restaurant Group, Inc.*	16,452	130,629
First Watch Restaurant Group, Inc.*	19,078	322,418
Full House Resorts, Inc.*	42,180	282,606
Global Business Travel Group I (x)*	36,288	262,362
Golden Entertainment, Inc.*	25,722	1,075,180
Hilton Grand Vacations, Inc.*	104,985	4,770,518
Inspired Entertainment, Inc.*	27,686	407,261
International Game Technology plc	130,463	4,160,465
Jack in the Box, Inc.	26,127	2,548,166
Krispy Kreme, Inc.	104,779	1,543,395
Kura Sushi USA, Inc., Class A*	7,250	673,887
Life Time Group Holdings, Inc. (x)*	53,060	1,043,690
Light & Wonder, Inc.*	114,579	7,878,452
Lindblad Expeditions Holdings, Inc.*	41,743	454,164
Monarch Casino & Resort, Inc.	17,077	1,203,075
Mondee Holdings, Inc., Class A (x)*	52,928	471,588
Nathan’s Famous, Inc.	2,050	161,007
Noodles & Co., Class A*	52,475	177,365
ONE Group Hospitality, Inc. (The) (x)*	28,283	207,032
Papa John’s International, Inc.	42,026	3,102,780
PlayAGS, Inc.*	40,441	228,492
Portillo’s, Inc., Class A*	50,981	1,148,602
Potbelly Corp. (x)*	27,855	244,567
RCI Hospitality Holdings, Inc.	11,043	839,158
Red Robin Gourmet Burgers, Inc.*	18,770	259,589
Red Rock Resorts, Inc., Class A	61,918	2,896,524
Rush Street Interactive, Inc.*	81,871	255,437
Sabre Corp.*	408,306	1,302,496
SeaWorld Entertainment, Inc.*	49,019	2,745,554
Shake Shack, Inc., Class A*	46,248	3,594,395
Six Flags Entertainment Corp.*	86,971	2,259,507
Super Group SGHC Ltd. (x)*	152,723	442,897
Sweetgreen, Inc., Class A*	120,350	1,542,887
Target Hospitality Corp.*	38,198	512,617
Xponential Fitness, Inc., Class A*	29,563	509,962

		69,936,974

Household Durables (2.0%)
Beazer Homes USA, Inc.*	37,827	1,070,126
Cavco Industries, Inc.*	10,739	3,168,005
Century Communities, Inc.	34,797	2,666,146
Cricut, Inc., Class A (x)	57,900	706,380
Dream Finders Homes, Inc., Class A (x)*	28,248	694,618
Ethan Allen Interiors, Inc.	27,157	768,000
GoPro, Inc., Class A*	149,106	617,299
Green Brick Partners, Inc.*	33,161	1,883,545
Helen of Troy Ltd.*	29,483	3,184,754
Hooker Furnishings Corp.	10,008	186,749
Hovnanian Enterprises, Inc., Class A*	5,966	591,887
Installed Building Products, Inc.	29,353	4,114,117
iRobot Corp.*	33,790	1,528,998
KB Home	93,557	4,837,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Landsea Homes Corp.*	14,399	$134,487
La-Z-Boy, Inc.	53,019	1,518,464
Legacy Housing Corp. (x)*	10,782	250,035
LGI Homes, Inc.*	25,697	3,466,268
Lovesac Co. (The)*	16,532	445,537
M.D.C. Holdings, Inc.	70,513	3,297,893
M/I Homes, Inc.*	32,427	2,827,310
Meritage Homes Corp.	44,797	6,373,269
Purple Innovation, Inc., Class A	72,687	202,070
Skyline Champion Corp.*	65,787	4,305,759
Snap One Holdings Corp.*	23,676	275,825
Sonos, Inc.*	157,400	2,570,342
Taylor Morrison Home Corp., Class A*	129,047	6,293,622
Traeger, Inc.*	41,969	178,368
Tri Pointe Homes, Inc.*	124,426	4,088,638
United Homes Group, Inc. (x)*	3,046	33,993
Vizio Holding Corp., Class A*	91,167	615,377
VOXX International Corp., Class A*	14,363	179,250
Vuzix Corp. (x)*	78,677	401,253

		63,476,217

Leisure Products (0.4%)
Acushnet Holdings Corp.	40,479	2,213,392
AMMO, Inc. (x)*	112,111	238,796
Clarus Corp.	35,111	320,915
Escalade, Inc. (x)	7,063	94,291
Funko, Inc., Class A*	41,876	453,098
JAKKS Pacific, Inc.*	7,021	140,209
Johnson Outdoors, Inc., Class A	7,018	431,256
Latham Group, Inc.*	56,960	211,322
Malibu Boats, Inc., Class A*	25,097	1,472,190
Marine Products Corp.	12,209	205,844
MasterCraft Boat Holdings, Inc.*	22,880	701,272
Smith & Wesson Brands, Inc.	56,247	733,461
Solo Brands, Inc., Class A*	29,624	167,672
Sturm Ruger & Co., Inc.	22,123	1,171,634
Topgolf Callaway Brands Corp.*	174,658	3,466,961
Vista Outdoor, Inc.*	68,311	1,890,165

		13,912,478

Specialty Retail (2.2%)
1-800-Flowers.com, Inc., Class A*	33,407	260,575
Aaron’s Co., Inc. (The)	37,356	528,214
Abercrombie & Fitch Co., Class A*	60,040	2,262,307
Academy Sports & Outdoors, Inc.	92,455	4,997,193
American Eagle Outfitters, Inc.	219,604	2,591,327
America’s Car-Mart, Inc.*	7,257	724,103
Arko Corp.	98,516	783,202
Asbury Automotive Group, Inc.*	27,022	6,496,629
BARK, Inc.*	133,908	178,098
Big 5 Sporting Goods Corp.	27,195	249,106
Boot Barn Holdings, Inc.*	36,232	3,068,488
Buckle, Inc. (The)	37,249	1,288,815
Build-A-Bear Workshop, Inc.	16,453	352,423
Caleres, Inc.	42,139	1,008,386
Camping World Holdings, Inc., Class A (x)	50,856	1,530,766
CarParts.com, Inc.*	68,578	291,456
Carvana Co., Class A (x)*	18,537	480,479
Cato Corp. (The), Class A	23,024	184,883
Chico’s FAS, Inc.*	151,013	807,920
Children’s Place, Inc. (The)*	14,660	340,259
Designer Brands, Inc., Class A	61,742	623,594
Destination XL Group, Inc.*	74,702	366,040
Duluth Holdings, Inc., Class B*	17,338	108,883
Envela Corp.*	3,794	27,924
EVgo, Inc., Class A*	94,772	379,088
Foot Locker, Inc. (x)	99,498	2,697,391
Franchise Group, Inc.	32,152	920,833
Genesco, Inc.*	15,665	392,252
Group 1 Automotive, Inc.	17,418	4,495,586
GrowGeneration Corp.*	78,304	266,234
Guess?, Inc.	38,244	743,846
Haverty Furniture Cos., Inc.	18,918	571,702
Hibbett, Inc.	14,999	544,314
J Jill, Inc.*	1,658	35,531
Lands’ End, Inc.*	20,766	161,144
Lazydays Holdings, Inc. (x)*	7,947	91,867
Leslie’s, Inc.*	211,963	1,990,333
MarineMax, Inc.*	25,235	862,028
Monro, Inc.	39,445	1,602,650
National Vision Holdings, Inc.*	96,939	2,354,648
ODP Corp. (The)*	44,667	2,091,309
OneWater Marine, Inc., Class A*	14,466	524,248
Overstock.com, Inc.*	54,650	1,779,950
PetMed Express, Inc. (x)	24,970	344,336
Rent the Runway, Inc., Class A*	66,735	132,135
Revolve Group, Inc., Class A (x)*	52,398	859,327
Sally Beauty Holdings, Inc.*	132,090	1,631,311
Shoe Carnival, Inc.	22,143	519,918
Signet Jewelers Ltd.	55,168	3,600,264
Sleep Number Corp.*	27,361	746,408
Sonic Automotive, Inc., Class A	21,060	1,003,930
Sportsman’s Warehouse Holdings, Inc.*	46,059	262,536
Stitch Fix, Inc., Class A*	109,183	420,355
ThredUp, Inc., Class A (x)*	86,725	211,609
Tile Shop Holdings, Inc.*	40,933	226,769
Tilly’s, Inc., Class A*	30,389	213,027
Torrid Holdings, Inc.*	24,499	68,842
Upbound Group, Inc.	67,072	2,087,951
Urban Outfitters, Inc.*	78,676	2,606,536
Warby Parker, Inc., Class A*	104,781	1,224,890
Winmark Corp.	3,552	1,180,933
Zumiez, Inc.*	17,218	286,852

		69,683,953

Textiles, Apparel & Luxury Goods (0.4%)
Allbirds, Inc., Class A*	132,446	166,882
Fossil Group, Inc.*	54,555	140,206
G-III Apparel Group Ltd.*	55,986	1,078,850
Hanesbrands, Inc. (x)	434,265	1,971,563
Kontoor Brands, Inc.	68,863	2,899,132
Movado Group, Inc.	18,664	500,755
Oxford Industries, Inc.	18,789	1,849,214
Rocky Brands, Inc.	7,643	160,503
Steven Madden Ltd.	94,926	3,103,131
Vera Bradley, Inc.*	27,322	174,588
Wolverine World Wide, Inc.	95,471	1,402,469

		13,447,293

Total Consumer Discretionary		309,460,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.2%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	5,842	$3,715,629
Duckhorn Portfolio, Inc. (The)*	49,782	645,672
MGP Ingredients, Inc.	18,721	1,989,668
National Beverage Corp.*	29,759	1,438,848
Primo Water Corp.	195,739	2,454,567
Vita Coco Co., Inc. (The)*	35,771	961,167
Zevia PBC, Class A*	29,514	127,205

		11,332,756

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	39,507	1,823,248
Chefs’ Warehouse, Inc. (The)*	43,755	1,564,679
HF Foods Group, Inc.*	48,544	227,671
Ingles Markets, Inc., Class A	17,831	1,473,732
Natural Grocers by Vitamin Cottage, Inc.	12,264	150,357
PriceSmart, Inc.	30,332	2,246,388
SpartanNash Co.	42,994	967,795
Sprouts Farmers Market, Inc.*	130,688	4,800,170
United Natural Foods, Inc.*	72,620	1,419,721
Village Super Market, Inc., Class A	11,321	258,345
Weis Markets, Inc.	20,270	1,301,537

		16,233,643

Food Products (1.1%)
Alico, Inc.	9,601	244,441
B&G Foods, Inc.	87,272	1,214,826
Benson Hill, Inc.*	219,670	285,571
Beyond Meat, Inc. (x)*	78,782	1,022,590
BRC, Inc., Class A (x)*	46,094	237,845
Calavo Growers, Inc.	21,279	617,517
Cal-Maine Foods, Inc.	47,168	2,122,560
Dole plc	84,092	1,136,924
Fresh Del Monte Produce, Inc.	38,272	983,973
Hain Celestial Group, Inc. (The)*	113,082	1,414,656
Hostess Brands, Inc., Class A*	159,843	4,047,225
J & J Snack Foods Corp.	18,749	2,969,092
John B Sanfilippo & Son, Inc.	11,457	1,343,562
Lancaster Colony Corp.	23,981	4,822,339
Limoneira Co. (x)	17,183	267,367
Mission Produce, Inc.*	55,793	676,211
Seneca Foods Corp., Class A*	6,282	205,296
Simply Good Foods Co. (The)*	109,545	4,008,252
Sovos Brands, Inc.*	48,359	945,902
SunOpta, Inc.*	117,069	783,192
TreeHouse Foods, Inc.*	63,425	3,195,351
Utz Brands, Inc.	83,997	1,374,191
Vital Farms, Inc.*	36,835	441,652
Westrock Coffee Co. (x)*	32,509	353,373

		34,713,908

Household Products (0.3%)
Central Garden & Pet Co.*	11,566	448,414
Central Garden & Pet Co., Class A*	50,737	1,849,871
Energizer Holdings, Inc.	87,942	2,953,092
Oil-Dri Corp. of America	5,460	322,086
WD-40 Co.	16,991	3,205,352

		8,778,815

Personal Care Products (0.8%)
Beauty Health Co. (The)*	104,628	875,736
BellRing Brands, Inc.*	165,774	6,067,328
e.l.f. Beauty, Inc.*	61,489	7,023,888
Edgewell Personal Care Co.	63,938	2,641,279
Herbalife Ltd.*	120,225	1,591,779
Inter Parfums, Inc.	22,353	3,022,796
Medifast, Inc.	13,423	1,237,064
Nature’s Sunshine Products, Inc.*	20,349	277,764
Nu Skin Enterprises, Inc., Class A	60,619	2,012,551
Thorne HealthTech, Inc.*	22,524	105,863
USANA Health Sciences, Inc.*	13,853	873,293
Waldencast plc, Class A (x)*	16,319	126,146

		25,855,487

Tobacco (0.1%)
Turning Point Brands, Inc.	19,287	463,081
Universal Corp.	29,422	1,469,335
Vector Group Ltd.	178,086	2,281,281

		4,213,697

Total Consumer Staples		101,128,306

Energy (6.2%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	170,577	1,748,414
Atlas Energy Solutions, Inc., Class A (x)	16,222	281,614
Borr Drilling Ltd. (x)*	280,695	2,113,633
Bristow Group, Inc., Class A*	29,974	861,153
Cactus, Inc., Class A	79,957	3,383,780
ChampionX Corp.	245,388	7,616,844
Core Laboratories, Inc. (x)	57,023	1,325,785
Diamond Offshore Drilling, Inc.*	124,794	1,777,067
DMC Global, Inc.*	23,156	411,251
Dril-Quip, Inc.*	41,326	961,656
Expro Group Holdings NV*	107,048	1,896,891
Forum Energy Technologies, Inc.*	10,178	260,455
Helix Energy Solutions Group, Inc.*	174,969	1,291,271
Helmerich & Payne, Inc.	126,794	4,494,847
KLX Energy Services Holdings, Inc. (x)*	13,891	135,159
Liberty Energy, Inc., Class A	207,555	2,775,010
Mammoth Energy Services, Inc. (x)*	24,737	119,480
Nabors Industries Ltd.*	11,474	1,067,426
Newpark Resources, Inc.*	110,675	578,830
NexTier Oilfield Solutions, Inc.*	238,194	2,129,454
Noble Corp. plc*	131,286	5,423,425
Oceaneering International, Inc.*	123,351	2,306,664
Oil States International, Inc.*	81,404	608,088
Patterson-UTI Energy, Inc.	264,582	3,167,047
ProFrac Holding Corp., Class A*	31,859	355,546
ProPetro Holding Corp.*	121,796	1,003,599
Ranger Energy Services, Inc., Class A*	12,935	132,454
RPC, Inc.	99,617	712,262
SEACOR Marine Holdings, Inc. (x)*	27,137	310,176
Seadrill Ltd. (x)*	61,604	2,542,397
Select Water Solutions, Inc., Class A	101,131	819,161
Solaris Oilfield Infrastructure, Inc., Class A	41,591	346,453
TETRA Technologies, Inc.*	163,202	551,623

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tidewater, Inc.*	58,077	$3,219,789
US Silica Holdings, Inc.*	91,988	1,115,814
Valaris Ltd.*	75,136	4,728,308
Weatherford International plc*	87,173	5,790,031

		68,362,857

Oil, Gas & Consumable Fuels (4.1%)
Amplify Energy Corp. (x)*	45,043	304,941
Arch Resources, Inc.	22,149	2,497,521
Ardmore Shipping Corp.	47,791	590,219
Berry Corp.	100,296	690,036
California Resources Corp.	88,465	4,006,580
Callon Petroleum Co.*	75,493	2,647,539
Centrus Energy Corp., Class A*	13,664	444,900
Chord Energy Corp.	51,436	7,910,857
Civitas Resources, Inc.	88,980	6,172,543
Clean Energy Fuels Corp.*	217,519	1,078,894
CNX Resources Corp.*	207,376	3,674,703
Comstock Resources, Inc. (x)	112,802	1,308,503
CONSOL Energy, Inc.	42,602	2,888,842
Crescent Energy Co., Class A (x)	52,342	545,404
CVR Energy, Inc. (x)	39,032	1,169,399
Delek US Holdings, Inc.	85,639	2,051,054
Denbury, Inc.*	61,813	5,331,989
DHT Holdings, Inc.	166,709	1,422,028
Dorian LPG Ltd.	39,407	1,010,789
Earthstone Energy, Inc., Class A (x)*	69,047	986,682
Empire Petroleum Corp.*	12,224	111,238
Encore Energy Corp. (x)*	170,397	410,657
Energy Fuels, Inc.*	200,203	1,249,267
Enviva, Inc. (x)	43,014	466,702
Equitrans Midstream Corp.	539,015	5,152,983
Evolution Petroleum Corp. (x)	35,253	284,492
Excelerate Energy, Inc., Class A	22,878	465,110
FLEX LNG Ltd.	36,586	1,116,971
Gevo, Inc. (x)*	315,480	479,530
Golar LNG Ltd.	126,106	2,543,558
Granite Ridge Resources, Inc. (x)	24,789	164,351
Green Plains, Inc.*	53,568	1,727,032
Gulfport Energy Corp.*	12,892	1,354,562
Hallador Energy Co.*	25,194	215,913
HighPeak Energy, Inc. (x)	13,136	142,920
International Seaways, Inc.	51,772	1,979,761
Kinetik Holdings, Inc., Class A	21,691	762,222
Kosmos Energy Ltd.*	556,866	3,335,627
Magnolia Oil & Gas Corp., Class A	220,112	4,600,341
Matador Resources Co.	139,590	7,303,349
Murphy Oil Corp.	183,274	7,019,394
NACCO Industries, Inc., Class A	4,787	165,917
NextDecade Corp. (x)*	39,617	325,256
Nordic American Tankers Ltd.	249,614	916,083
Northern Oil and Gas, Inc.	91,671	3,146,149
Overseas Shipholding Group, Inc., Class A*	47,882	199,668
Par Pacific Holdings, Inc.*	68,879	1,832,870
PBF Energy, Inc., Class A	144,369	5,910,467
Peabody Energy Corp.	152,359	3,300,096
Permian Resources Corp., Class A	311,951	3,418,983
PrimeEnergy Resources Corp.*	332	30,554
REX American Resources Corp.*	19,130	665,915
Riley Exploration Permian, Inc.	12,383	442,321
Ring Energy, Inc.*	136,353	233,164
SandRidge Energy, Inc.	27,542	420,015
Scorpio Tankers, Inc.	63,955	3,020,595
SFL Corp. Ltd.	138,904	1,295,974
SilverBow Resources, Inc. (x)*	21,443	624,420
Sitio Royalties Corp., Class A (x)	100,727	2,646,098
SM Energy Co.	149,386	4,725,079
Talos Energy, Inc.*	138,123	1,915,766
Teekay Corp.*	89,550	540,882
Teekay Tankers Ltd., Class A (x)	28,190	1,077,704
Tellurian, Inc. (x)*	660,983	931,986
Uranium Energy Corp. (x)*	457,523	1,555,578
VAALCO Energy, Inc. (x)	136,347	512,665
Verde Clean Fuels, Inc. (x)*	4,626	30,115
Vertex Energy, Inc. (x)*	81,864	511,650
Vital Energy, Inc.*	21,647	977,362
Vitesse Energy, Inc. (x)	30,415	681,296
W&T Offshore, Inc.*	120,419	466,021
World Kinect Corp.	75,629	1,564,008

		131,704,060

Total Energy		200,066,917

Financials (13.8%)
Banks (7.2%)
1st Source Corp.	20,691	867,574
ACNB Corp.	11,388	377,740
Amalgamated Financial Corp.	24,083	387,495
Amerant Bancorp, Inc., Class A	35,584	611,689
American National Bankshares, Inc.	14,008	405,952
Ameris Bancorp	81,626	2,792,425
Ames National Corp.	8,073	145,556
Arrow Financial Corp.	19,591	394,563
Associated Banc-Corp.	193,481	3,140,197
Atlantic Union Bankshares Corp.	87,901	2,281,031
Axos Financial, Inc.*	71,336	2,813,492
Banc of California, Inc.	67,622	783,063
BancFirst Corp.	27,220	2,504,240
Bancorp, Inc. (The)*	67,320	2,197,998
Bank First Corp. (x)	11,449	952,557
Bank of Hawaii Corp.	23,013	948,826
Bank of Marin Bancorp	21,893	386,849
Bank of NT Butterfield & Son Ltd. (The)	63,036	1,724,665
Bank7 Corp.	2,137	52,421
BankUnited, Inc.	94,713	2,041,065
Bankwell Financial Group, Inc.	5,933	144,647
Banner Corp.	42,664	1,863,137
Bar Harbor Bankshares	18,959	467,150
BayCom Corp.	14,946	249,299
BCB Bancorp, Inc.	21,794	255,862
Berkshire Hills Bancorp, Inc.	52,759	1,093,694
Blue Foundry Bancorp*	33,641	340,111
Blue Ridge Bankshares, Inc.	21,840	193,284
Bridgewater Bancshares, Inc.*	26,101	257,095
Brookline Bancorp, Inc.	104,355	912,063
Burke & Herbert Financial Services Corp. (x)	7,476	479,959
Business First Bancshares, Inc.	29,471	444,128
Byline Bancorp, Inc.	30,866	558,366
C&F Financial Corp. (x)	3,026	162,496
Cadence Bank	223,709	4,393,645
Cambridge Bancorp	10,132	550,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Camden National Corp.	19,357	$599,486
Capital Bancorp, Inc.	11,538	208,838
Capital City Bank Group, Inc.	17,355	531,757
Capitol Federal Financial, Inc.	161,914	999,009
Capstar Financial Holdings, Inc.	22,790	279,633
Carter Bankshares, Inc.*	26,442	391,077
Cathay General Bancorp	89,852	2,892,336
Central Pacific Financial Corp.	32,457	509,899
Central Valley Community Bancorp	11,062	170,908
Chemung Financial Corp.	3,015	115,806
ChoiceOne Financial Services, Inc. (x)	7,185	165,255
Citizens & Northern Corp.	20,044	386,849
Citizens Financial Services, Inc. (x)	4,741	353,062
City Holding Co.	17,085	1,537,479
Civista Bancshares, Inc.	19,906	346,364
CNB Financial Corp.	23,482	414,457
Coastal Financial Corp.*	13,310	501,122
Codorus Valley Bancorp, Inc. (x)	9,845	193,060
Colony Bankcorp, Inc.	22,063	207,833
Columbia Financial, Inc.*	41,409	715,962
Community Bank System, Inc.	65,854	3,087,236
Community Financial Corp. (The) (x)	3,967	107,466
Community Trust Bancorp, Inc.	19,570	696,105
ConnectOne Bancorp, Inc.	49,466	820,641
CrossFirst Bankshares, Inc.*	58,470	584,700
Customers Bancorp, Inc.*	37,363	1,130,604
CVB Financial Corp.	166,842	2,215,662
Dime Community Bancshares, Inc.	43,048	758,936
Eagle Bancorp, Inc.	38,160	807,466
Eastern Bankshares, Inc.	194,529	2,386,871
Enterprise Bancorp, Inc.	11,976	346,585
Enterprise Financial Services Corp.	45,027	1,760,556
Equity Bancshares, Inc., Class A	19,488	443,937
Esquire Financial Holdings, Inc.	9,333	426,891
ESSA Bancorp, Inc. (x)	8,341	124,698
Evans Bancorp, Inc.	5,468	136,317
Farmers & Merchants Bancorp, Inc.	17,553	395,118
Farmers National Banc Corp. (x)	46,237	571,952
FB Financial Corp.	47,097	1,321,071
Fidelity D&D Bancorp, Inc. (x)	5,241	254,660
Financial Institutions, Inc.	19,381	305,057
First Bancorp (Nasdaq Stock Exchange)	42,977	1,278,566
First Bancorp	228,088	2,787,235
First Bancorp, Inc. (The)	11,994	291,934
First Bancshares, Inc. (The)	37,353	965,202
First Bank (x)	20,896	216,901
First Busey Corp.	67,658	1,359,926
First Business Financial Services, Inc.	10,811	318,816
First Commonwealth Financial Corp.	119,829	1,515,837
First Community Bankshares, Inc.	22,102	657,092
First Community Corp.	5,954	103,361
First Financial Bancorp	106,759	2,182,154
First Financial Bankshares, Inc.	162,597	4,632,389
First Financial Corp.	12,619	409,739
First Foundation, Inc.	71,814	285,102
First Interstate BancSystem, Inc., Class A	106,451	2,537,792
First Merchants Corp.	76,663	2,164,197
First Mid Bancshares, Inc.	24,984	603,114
First of Long Island Corp. (The)	31,055	373,281
First Western Financial, Inc.*	10,642	197,941
Five Star Bancorp	16,708	373,758
Flushing Financial Corp.	38,617	474,603
FS Bancorp, Inc. (x)	5,571	167,520
Fulton Financial Corp.	200,084	2,385,001
FVCBankcorp, Inc.*	20,131	216,811
German American Bancorp, Inc.	35,841	974,158
Glacier Bancorp, Inc.	139,107	4,335,965
Great Southern Bancorp, Inc. (x)	11,478	582,279
Greene County Bancorp, Inc. (x)	9,128	272,014
Guaranty Bancshares, Inc.	10,439	282,688
Hancock Whitney Corp.	106,315	4,080,370
Hanmi Financial Corp.	38,839	579,866
HarborOne Bancorp, Inc.	54,161	470,117
HBT Financial, Inc.	15,728	290,024
Heartland Financial USA, Inc.	52,042	1,450,411
Heritage Commerce Corp.	80,885	669,728
Heritage Financial Corp.	44,391	717,802
Hilltop Holdings, Inc.	61,499	1,934,759
Hingham Institution For Savings (The) (x)	2,013	429,131
Home Bancorp, Inc.	10,031	333,130
Home BancShares, Inc.	237,288	5,410,166
HomeStreet, Inc.	22,850	135,272
HomeTrust Bancshares, Inc.	19,582	409,068
Hope Bancorp, Inc.	146,651	1,234,801
Horizon Bancorp, Inc.	53,094	552,709
Independent Bank Corp.	24,810	420,778
Independent Bank Corp./MA	55,413	2,466,433
Independent Bank Group, Inc.	44,550	1,538,312
International Bancshares Corp.	67,103	2,965,953
John Marshall Bancorp, Inc. (x)	15,360	308,582
Kearny Financial Corp.	73,343	517,068
Lakeland Bancorp, Inc.	81,046	1,085,206
Lakeland Financial Corp.	29,863	1,448,953
LCNB Corp.	7,860	116,014
Live Oak Bancshares, Inc.	43,392	1,141,644
Luther Burbank Corp.	20,719	184,814
Macatawa Bank Corp.	33,702	312,755
MainStreet Bancshares, Inc. (x)	3,242	73,464
Mercantile Bank Corp.	20,771	573,695
Metrocity Bankshares, Inc.	23,954	428,537
Metropolitan Bank Holding Corp.*	13,229	459,443
Mid Penn Bancorp, Inc.	18,390	406,051
Middlefield Banc Corp. (x)	7,808	209,254
Midland States Bancorp, Inc.	26,206	521,761
MidWestOne Financial Group, Inc.	19,103	408,231
MVB Financial Corp.	15,598	328,806
National Bank Holdings Corp., Class A	37,852	1,099,222
National Bankshares, Inc. (x)	5,442	158,852
NBT Bancorp, Inc.	50,393	1,605,017
Nicolet Bankshares, Inc.	16,175	1,098,444
Northeast Bank	8,794	366,446
Northeast Community Bancorp, Inc. (x)	10,224	152,133
Northfield Bancorp, Inc.	52,664	578,251
Northwest Bancshares, Inc.	148,805	1,577,333
Norwood Financial Corp. (x)	7,353	217,134
Oak Valley Bancorp (x)	5,709	143,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
OceanFirst Financial Corp.	77,561	$1,211,503
OFG Bancorp	57,467	1,498,739
Old National Bancorp	367,436	5,122,058
Old Second Bancorp, Inc.	54,883	716,772
Orange County Bancorp, Inc. (x)	5,053	186,961
Origin Bancorp, Inc.	36,138	1,058,843
Orrstown Financial Services, Inc.	14,497	277,618
Pacific Premier Bancorp, Inc.	115,640	2,391,435
PacWest Bancorp (x)	151,109	1,231,538
Park National Corp.	17,698	1,810,859
Parke Bancorp, Inc.	13,624	231,472
Pathward Financial, Inc.	33,583	1,556,908
PCB Bancorp (x)	15,686	230,741
Peapack-Gladstone Financial Corp.	22,118	598,955
Penns Woods Bancorp, Inc. (x)	6,352	158,991
Peoples Bancorp, Inc.	43,690	1,159,970
Peoples Financial Services Corp.	8,977	393,103
Pioneer Bancorp, Inc.*	14,314	128,110
Plumas Bancorp (x)	5,054	180,377
Ponce Financial Group, Inc. (x)*	24,378	211,845
Preferred Bank	13,351	734,172
Premier Financial Corp.	48,058	769,889
Primis Financial Corp.	30,488	256,709
Princeton Bancorp, Inc.	4,676	127,748
Provident Financial Services, Inc.	90,180	1,473,541
QCR Holdings, Inc.	20,529	842,305
RBB Bancorp	22,429	267,802
Red River Bancshares, Inc.	6,076	298,575
Renasant Corp.	61,331	1,602,579
Republic Bancorp, Inc., Class A	11,164	474,470
S&T Bancorp, Inc.	47,713	1,297,316
Sandy Spring Bancorp, Inc.	58,612	1,329,320
Seacoast Banking Corp. of Florida	88,459	1,954,944
ServisFirst Bancshares, Inc.	62,725	2,566,707
Shore Bancshares, Inc.	26,469	305,982
Sierra Bancorp	18,826	319,477
Simmons First National Corp., Class A (x)	149,987	2,587,276
SmartFinancial, Inc.	18,291	393,439
South Plains Financial, Inc.	12,924	290,919
Southern First Bancshares, Inc.*	9,723	240,644
Southern Missouri Bancorp, Inc.	11,183	429,986
Southern States Bancshares, Inc. (x)	5,666	119,553
Southside Bancshares, Inc.	37,040	968,966
SouthState Corp.	95,074	6,255,869
Stellar Bancorp, Inc.	61,610	1,410,253
Sterling Bancorp, Inc.*	23,512	128,611
Stock Yards Bancorp, Inc.	35,568	1,613,720
Summit Financial Group, Inc.	14,280	295,025
Texas Capital Bancshares, Inc.*	59,632	3,071,048
Third Coast Bancshares, Inc.*	18,188	288,644
Timberland Bancorp, Inc.	6,643	169,928
Tompkins Financial Corp.	17,809	991,961
Towne Bank	88,082	2,047,026
TriCo Bancshares	39,271	1,303,797
Triumph Financial, Inc.*	28,761	1,746,368
TrustCo Bank Corp.	24,061	688,385
Trustmark Corp.	75,554	1,595,700
UMB Financial Corp.	55,178	3,360,340
United Bankshares, Inc.	161,043	4,778,146
United Community Banks, Inc.	131,121	3,276,714
Unity Bancorp, Inc.	9,490	223,869
Univest Financial Corp.	37,486	677,747
USCB Financial Holdings, Inc.*	13,831	141,076
Valley National Bancorp	543,667	4,213,419
Veritex Holdings, Inc.	63,262	1,134,288
Virginia National Bankshares Corp.	3,836	123,327
Washington Federal, Inc.	79,979	2,121,043
Washington Trust Bancorp, Inc.	24,589	659,231
WesBanco, Inc.	70,666	1,809,756
West Bancorp, Inc.	20,785	382,652
Westamerica Bancorp	32,054	1,227,668
WSFS Financial Corp.	73,184	2,760,500

		231,437,678

Capital Markets (1.3%)
AlTi Global, Inc. (x)*	23,760	182,002
Artisan Partners Asset Management, Inc., Class A (x)	75,254	2,958,235
AssetMark Financial Holdings, Inc.*	26,574	788,185
Avantax, Inc.*	52,720	1,179,874
B Riley Financial, Inc. (x)	25,072	1,152,810
Bakkt Holdings, Inc.*	85,349	104,979
BGC Partners, Inc., Class A	387,390	1,716,138
Brightsphere Investment Group, Inc.	38,337	803,160
Cohen & Steers, Inc.	31,497	1,826,511
Diamond Hill Investment Group, Inc.	3,542	606,745
Donnelley Financial Solutions, Inc.*	31,090	1,415,528
Focus Financial Partners, Inc., Class A*	71,549	3,757,038
Forge Global Holdings, Inc. (x)*	134,291	326,327
GCM Grosvenor, Inc., Class A	52,748	397,720
Hamilton Lane, Inc., Class A	44,748	3,578,945
MarketWise, Inc.	36,708	73,416
Moelis & Co., Class A (x)	81,147	3,679,205
Open Lending Corp.*	125,795	1,322,105
P10, Inc., Class A (x)	50,569	571,430
Patria Investments Ltd., Class A	62,376	891,977
Perella Weinberg Partners, Class A	50,274	418,782
Piper Sandler Cos.	21,527	2,782,580
PJT Partners, Inc., Class A	29,134	2,028,892
Sculptor Capital Management, Inc., Class A	32,923	290,710
Silvercrest Asset Management Group, Inc., Class A	13,367	270,682
StepStone Group, Inc., Class A	68,366	1,696,160
StoneX Group, Inc.*	22,228	1,846,702
Value Line, Inc.	1,697	77,892
Victory Capital Holdings, Inc., Class A	31,887	1,005,716
Virtus Investment Partners, Inc.	8,485	1,675,533
WisdomTree, Inc.	163,663	1,122,728

		40,548,707

Consumer Finance (0.7%)
Atlanticus Holdings Corp. (x)*	6,639	278,904
Bread Financial Holdings, Inc.	41,520	1,303,313
Consumer Portfolio Services, Inc.*	11,897	138,838
Encore Capital Group, Inc.*	28,569	1,389,025
Enova International, Inc.*	38,181	2,028,174
FirstCash Holdings, Inc.	46,455	4,335,645
Green Dot Corp., Class A*	57,997	1,086,864
LendingClub Corp.*	131,721	1,284,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
LendingTree, Inc.*	14,227	$314,559
Navient Corp.	123,586	2,296,228
Nelnet, Inc., Class A	18,137	1,749,858
NerdWallet, Inc., Class A (x)*	42,987	404,507
OppFi, Inc. (x)*	17,445	35,588
PRA Group, Inc.*	47,420	1,083,547
PROG Holdings, Inc.*	58,273	1,871,729
Regional Management Corp.	10,278	313,479
Upstart Holdings, Inc. (x)*	89,406	3,201,629
World Acceptance Corp.*	4,895	655,979

		23,772,146

Financial Services (1.9%)
Acacia Research Corp. (x)*	42,918	178,539
Alerus Financial Corp.	23,556	423,537
A-Mark Precious Metals, Inc.	23,846	892,675
AvidXchange Holdings, Inc.*	185,475	1,925,231
Banco Latinoamericano de Comercio Exterior SA, Class E	35,299	778,696
Cannae Holdings, Inc.*	87,647	1,771,346
Cantaloupe, Inc.*	70,514	561,292
Cass Information Systems, Inc.	17,251	668,994
Compass Diversified Holdings	77,738	1,686,137
Enact Holdings, Inc.	35,995	904,554
Essent Group Ltd.	129,970	6,082,596
Evertec, Inc.	78,530	2,892,260
Federal Agricultural Mortgage Corp., Class C	11,305	1,624,981
Finance of America Cos., Inc., Class A*	59,046	112,778
Flywire Corp.*	117,880	3,658,995
Home Point Capital, Inc.*	11,260	26,123
I3 Verticals, Inc., Class A*	29,880	683,057
International Money Express, Inc.*	38,635	947,717
Jackson Financial, Inc., Class A	99,602	3,048,817
Marqeta, Inc., Class A*	606,897	2,955,588
Merchants Bancorp	20,185	516,332
Mr Cooper Group, Inc.*	84,874	4,298,019
NewtekOne, Inc. (x)	29,700	472,230
NMI Holdings, Inc., Class A*	102,737	2,652,669
Ocwen Financial Corp.*	7,435	222,827
Pagseguro Digital Ltd., Class A*	243,143	2,295,270
Payoneer Global, Inc.*	303,183	1,458,310
Paysafe Ltd. (x)*	39,421	397,758
Paysign, Inc. (x)*	30,453	74,610
PennyMac Financial Services, Inc.‡	33,023	2,321,847
Priority Technology Holdings, Inc.*	26,978	97,660
Radian Group, Inc.	194,212	4,909,679
Remitly Global, Inc.*	108,129	2,034,988
Repay Holdings Corp., Class A*	106,690	835,383
Security National Financial Corp., Class A*	8,445	74,907
StoneCo Ltd., Class A*	358,037	4,561,391
SWK Holdings Corp.*	4,613	77,222
Velocity Financial, Inc.*	12,412	143,110
Walker & Dunlop, Inc.	39,767	3,145,172
Waterstone Financial, Inc.	24,742	358,512

		62,771,809

Insurance (1.6%)
Ambac Financial Group, Inc.*	50,387	717,511
American Equity Investment Life Holding Co.	94,169	4,907,147
AMERISAFE, Inc.	24,520	1,307,406
Argo Group International Holdings Ltd.	39,184	1,160,238
BRP Group, Inc., Class A*	76,731	1,901,394
CNO Financial Group, Inc.	141,653	3,352,927
Crawford & Co., Class A	21,826	242,050
Donegal Group, Inc., Class A	21,080	304,184
eHealth, Inc.*	33,108	266,188
Employers Holdings, Inc.	32,527	1,216,835
Enstar Group Ltd.*	14,229	3,475,291
F&G Annuities & Life, Inc. (x)	21,059	521,842
Genworth Financial, Inc., Class A*	593,592	2,967,960
GoHealth, Inc., Class A (x)*	4,864	95,870
Goosehead Insurance, Inc., Class A*	26,547	1,669,541
Greenlight Capital Re Ltd., Class A*	35,234	371,190
HCI Group, Inc.	8,281	511,600
Hippo Holdings, Inc.*	16,590	274,233
Horace Mann Educators Corp.	52,198	1,548,193
Investors Title Co.	1,741	254,186
James River Group Holdings Ltd.	45,344	827,982
Kingsway Financial Services, Inc.*	4,841	39,454
Lemonade, Inc. (x)*	63,989	1,078,215
Maiden Holdings Ltd.*	67,831	142,445
MBIA, Inc.*	60,372	521,614
Mercury General Corp.	33,687	1,019,706
National Western Life Group, Inc., Class A	2,912	1,210,111
NI Holdings, Inc.*	11,494	170,686
Oscar Health, Inc., Class A*	191,864	1,546,424
Palomar Holdings, Inc.*	29,946	1,738,066
ProAssurance Corp.	69,181	1,043,941
Root, Inc., Class A*	2	15
Safety Insurance Group, Inc.	17,220	1,235,018
Selective Insurance Group, Inc.	73,606	7,062,496
Selectquote, Inc.*	181,470	353,867
SiriusPoint Ltd.*	117,478	1,060,826
Skyward Specialty Insurance Group, Inc.*	12,801	325,145
Stewart Information Services Corp.	33,744	1,388,228
Tiptree, Inc., Class A	32,864	493,289
Trupanion, Inc.*	49,525	974,652
United Fire Group, Inc.	25,744	583,359
United Insurance Holdings Corp. (x)*	22,607	100,827
Universal Insurance Holdings, Inc.	31,168	480,922

		50,463,074

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	19,093	237,708
Angel Oak Mortgage REIT, Inc. (REIT)	16,079	132,491
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	173,536	1,964,428
Arbor Realty Trust, Inc. (REIT)	203,356	3,013,736
Ares Commercial Real Estate Corp. (REIT) (x)	67,585	685,988
ARMOUR Residential REIT, Inc. (REIT) (x)	245,407	1,308,019
Blackstone Mortgage Trust, Inc. (REIT), Class A	213,525	4,443,455
BrightSpire Capital, Inc. (REIT), Class A	160,627	1,081,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Chicago Atlantic Real Estate Finance, Inc. (REIT)	19,335	$292,925
Chimera Investment Corp. (REIT)	292,107	1,685,457
Claros Mortgage Trust, Inc. (REIT) (x)	113,450	1,286,523
Dynex Capital, Inc. (REIT)	57,542	724,454
Ellington Financial, Inc. (REIT)	81,899	1,130,206
Franklin BSP Realty Trust, Inc. (REIT)	102,326	1,448,936
Granite Point Mortgage Trust, Inc. (REIT)	72,196	382,639
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	128,740	3,218,500
Invesco Mortgage Capital, Inc. (REIT) (x)	52,535	602,576
KKR Real Estate Finance Trust, Inc. (REIT)	73,186	890,674
Ladder Capital Corp. (REIT), Class A	137,771	1,494,815
MFA Financial, Inc. (REIT)	126,591	1,422,883
New York Mortgage Trust, Inc. (REIT)	113,655	1,127,458
Nexpoint Real Estate Finance, Inc. (REIT)	13,368	208,407
Orchid Island Capital, Inc. (REIT) (x)	50,038	517,893
PennyMac Mortgage Investment Trust (REIT)‡	110,275	1,486,507
Ready Capital Corp. (REIT) (x)	194,379	2,192,595
Redwood Trust, Inc. (REIT)	141,155	899,157
TPG RE Finance Trust, Inc. (REIT)	88,455	655,452
Two Harbors Investment Corp. (REIT)	121,657	1,688,599

		36,223,501

Total Financials		445,216,915

Health Care (15.5%)
Biotechnology (6.9%)
2seventy bio, Inc.*	61,983	627,268
4D Molecular Therapeutics, Inc.*	39,306	710,259
89bio, Inc. (x)*	76,175	1,443,516
Aadi Bioscience, Inc. (x)*	21,237	145,261
ACADIA Pharmaceuticals, Inc.*	148,261	3,550,851
Acrivon Therapeutics, Inc.*	10,673	138,322
Actinium Pharmaceuticals, Inc. (x)*	30,274	224,633
Adicet Bio, Inc. (x)*	38,674	93,978
ADMA Biologics, Inc.*	254,499	939,101
Aerovate Therapeutics, Inc. (x)*	11,795	202,284
Agenus, Inc.*	426,243	681,989
Agios Pharmaceuticals, Inc.*	67,300	1,905,936
Akero Therapeutics, Inc.*	55,277	2,580,883
Aldeyra Therapeutics, Inc.*	56,088	470,578
Alector, Inc.*	79,789	479,532
Alkermes plc*	202,091	6,325,448
Allakos, Inc. (x)*	80,365	350,391
Allogene Therapeutics, Inc.*	102,250	508,183
Allovir, Inc.*	52,529	178,599
Alpine Immune Sciences, Inc. (x)*	38,816	399,028
Altimmune, Inc.*	58,800	207,564
ALX Oncology Holdings, Inc.*	27,522	206,690
Amicus Therapeutics, Inc.*	343,876	4,319,083
AnaptysBio, Inc.*	25,999	528,820
Anavex Life Sciences Corp. (x)*	89,859	730,554
Anika Therapeutics, Inc.*	17,976	467,016
Annexon, Inc.*	51,205	180,242
Arbutus Biopharma Corp.*	145,568	334,806
Arcellx, Inc.*	46,416	1,467,674
Arcturus Therapeutics Holdings, Inc.*	28,195	808,633
Arcus Biosciences, Inc.*	65,896	1,338,348
Arcutis Biotherapeutics, Inc. (x)*	64,482	614,513
Ardelyx, Inc.*	258,962	877,881
Arrowhead Pharmaceuticals, Inc.*	126,935	4,526,502
ARS Pharmaceuticals, Inc.*	27,148	181,892
Astria Therapeutics, Inc. (x)*	29,921	249,242
Atara Biotherapeutics, Inc.*	123,729	199,204
Aura Biosciences, Inc.*	33,731	416,578
Aurinia Pharmaceuticals, Inc.*	165,425	1,601,314
Avid Bioservices, Inc.*	78,364	1,094,745
Avidity Biosciences, Inc.*	87,716	972,770
Avita Medical, Inc. (x)*	30,695	522,122
Beam Therapeutics, Inc. (x)*	84,304	2,691,827
BioAtla, Inc.*	52,191	156,573
BioCryst Pharmaceuticals, Inc. (x)*	230,653	1,623,797
Biohaven Ltd.*	74,121	1,772,974
Biomea Fusion, Inc. (x)*	24,317	533,758
Bioxcel Therapeutics, Inc.*	23,584	157,069
Bluebird Bio, Inc. (x)*	131,190	431,615
Blueprint Medicines Corp.*	75,028	4,741,770
Bridgebio Pharma, Inc.*	141,282	2,430,050
Cabaletta Bio, Inc.*	30,816	397,835
CareDx, Inc.*	65,328	555,288
Caribou Biosciences, Inc.*	71,962	305,839
Carisma Therapeutics, Inc. (x)	32,495	284,981
Catalyst Pharmaceuticals, Inc.*	120,611	1,621,012
Celcuity, Inc. (x)*	19,519	214,319
Celldex Therapeutics, Inc.*	57,308	1,944,460
Century Therapeutics, Inc. (x)*	25,837	81,645
Cerevel Therapeutics Holdings, Inc. (x)*	76,302	2,425,641
Chinook Therapeutics, Inc.*	71,485	2,746,454
Cogent Biosciences, Inc.*	85,045	1,006,933
Coherus Biosciences, Inc. (x)*	97,284	415,403
Compass Therapeutics, Inc. (x)*	106,747	339,455
Crinetics Pharmaceuticals, Inc.*	64,552	1,163,227
Cue Biopharma, Inc. (x)*	38,386	140,109
Cullinan Oncology, Inc.*	32,289	347,430
Cytokinetics, Inc.*	114,136	3,723,116
Day One Biopharmaceuticals, Inc.*	60,753	725,391
Deciphera Pharmaceuticals, Inc.*	64,127	902,908
Denali Therapeutics, Inc.*	144,823	4,273,727
Design Therapeutics, Inc.*	39,341	247,848
Disc Medicine, Inc.*	9,491	421,400
Dynavax Technologies Corp.*	157,120	2,029,990
Dyne Therapeutics, Inc.*	51,895	583,819
Eagle Pharmaceuticals, Inc.*	13,307	258,688
Editas Medicine, Inc., Class A*	87,624	721,146
Emergent BioSolutions, Inc.*	64,609	474,876
Enanta Pharmaceuticals, Inc.*	24,720	529,008
Entrada Therapeutics, Inc. (x)*	25,598	387,554
EQRx, Inc. (x)*	390,977	727,217
Erasca, Inc.*	100,058	276,160
Fate Therapeutics, Inc.*	106,651	507,659
Fennec Pharmaceuticals, Inc. (x)*	20,330	179,514
FibroGen, Inc.*	111,274	300,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Foghorn Therapeutics, Inc.*	28,310	$199,302
Genelux Corp. (x)*	3,214	105,162
Generation Bio Co.*	66,114	363,627
Geron Corp.*	610,301	1,959,066
Graphite Bio, Inc.*	28,698	74,615
Gritstone bio, Inc. (x)*	106,183	207,057
Halozyme Therapeutics, Inc.*	163,298	5,890,159
Heron Therapeutics, Inc. (x)*	132,039	153,165
HilleVax, Inc.*	26,181	450,051
Humacyte, Inc.*	74,197	212,203
Icosavax, Inc.*	35,143	348,970
Ideaya Biosciences, Inc.*	66,743	1,568,461
IGM Biosciences, Inc. (x)*	14,714	135,810
Immuneering Corp., Class A (x)*	23,991	243,269
ImmunityBio, Inc.*	136,447	379,323
ImmunoGen, Inc.*	298,767	5,637,733
Immunovant, Inc.*	66,271	1,257,161
Inhibrx, Inc. (x)*	42,509	1,103,534
Inozyme Pharma, Inc. (x)*	39,577	220,444
Insmed, Inc.*	166,701	3,517,391
Intellia Therapeutics, Inc.*	108,698	4,432,704
Intercept Pharmaceuticals, Inc.*	30,158	333,547
Iovance Biotherapeutics, Inc.*	256,882	1,808,449
Ironwood Pharmaceuticals, Inc., Class A*	168,555	1,793,425
iTeos Therapeutics, Inc.*	30,188	399,689
IVERIC bio, Inc.*	169,846	6,681,742
Janux Therapeutics, Inc.*	23,604	280,179
KalVista Pharmaceuticals, Inc.*	35,092	315,828
Karyopharm Therapeutics, Inc.*	138,535	247,978
Keros Therapeutics, Inc. (x)*	27,465	1,103,544
Kezar Life Sciences, Inc. (x)*	86,406	211,695
Kiniksa Pharmaceuticals Ltd., Class A*	41,394	582,828
Kodiak Sciences, Inc.*	45,217	311,997
Krystal Biotech, Inc.*	26,635	3,126,949
Kura Oncology, Inc.*	81,406	861,275
Kymera Therapeutics, Inc.*	46,628	1,071,978
Larimar Therapeutics, Inc.*	28,056	87,815
Lexicon Pharmaceuticals, Inc. (x)*	110,647	253,382
Lineage Cell Therapeutics, Inc.*	135,843	191,539
Lyell Immunopharma, Inc.*	221,994	705,941
MacroGenics, Inc.*	80,494	430,643
Madrigal Pharmaceuticals, Inc. (x)*	16,731	3,864,861
MannKind Corp.*	319,335	1,299,693
MeiraGTx Holdings plc*	42,751	287,287
Merrimack Pharmaceuticals, Inc. (x)*	11,608	142,778
Mersana Therapeutics, Inc.*	126,632	416,619
MiMedx Group, Inc.*	145,090	959,045
Mineralys Therapeutics, Inc.*	16,917	288,435
Mirum Pharmaceuticals, Inc. (x)*	32,858	850,036
Monte Rosa Therapeutics, Inc. (x)*	38,417	263,156
Morphic Holding, Inc.*	37,373	2,142,594
Myriad Genetics, Inc.*	100,380	2,326,808
Nkarta, Inc.*	41,956	91,884
Novavax, Inc. (x)*	108,682	807,507
Nurix Therapeutics, Inc.*	57,219	571,618
Nuvalent, Inc., Class A*	29,376	1,238,786
Nuvectis Pharma, Inc. (x)*	7,506	119,871
Ocean Biomedical, Inc. (x)*	7,387	44,396
Olema Pharmaceuticals, Inc. (x)*	33,099	298,884
Omega Therapeutics, Inc. (x)*	27,908	156,285
Organogenesis Holdings, Inc., Class A*	92,358	306,629
ORIC Pharmaceuticals, Inc. (x)*	47,682	370,012
Outlook Therapeutics, Inc.*	185,961	323,572
Ovid therapeutics, Inc.*	67,144	220,232
PDS Biotechnology Corp. (x)*	32,489	163,420
PepGen, Inc.*	12,443	111,240
PMV Pharmaceuticals, Inc.*	48,362	302,746
Point Biopharma Global, Inc. (x)*	108,580	983,735
Poseida Therapeutics, Inc., Class A (x)*	79,276	139,526
Precigen, Inc. (x)*	160,770	184,886
Prelude Therapeutics, Inc.*	9,096	40,932
Prime Medicine, Inc. (x)*	48,575	711,624
ProKidney Corp., Class A (x)*	74,974	838,959
Protagonist Therapeutics, Inc.*	66,639	1,840,569
Protalix BioTherapeutics, Inc. (x)*	63,478	126,956
Prothena Corp. plc*	50,911	3,476,203
PTC Therapeutics, Inc.*	87,694	3,566,515
Rallybio Corp. (x)*	37,588	212,748
RAPT Therapeutics, Inc. (x)*	36,776	687,711
Recursion Pharmaceuticals, Inc., Class A*	175,337	1,309,767
REGENXBIO, Inc.*	51,530	1,030,085
Relay Therapeutics, Inc.*	112,397	1,411,706
Reneo Pharmaceuticals, Inc.*	9,726	63,803
Replimune Group, Inc.*	51,266	1,190,397
REVOLUTION Medicines, Inc.*	124,342	3,326,149
Rhythm Pharmaceuticals, Inc.*	63,139	1,041,162
Rigel Pharmaceuticals, Inc.*	212,809	274,524
Rocket Pharmaceuticals, Inc.*	69,311	1,377,210
Sage Therapeutics, Inc.*	64,884	3,050,846
Sana Biotechnology, Inc.*	114,203	680,650
Sangamo Therapeutics, Inc.*	167,455	217,691
Savara, Inc.*	90,692	289,761
Scholar Rock Holding Corp.*	33,988	256,270
Selecta Biosciences, Inc. (x)*	130,904	146,612
Seres Therapeutics, Inc. (x)*	120,340	576,429
SpringWorks Therapeutics, Inc. (x)*	71,355	1,870,928
Stoke Therapeutics, Inc.*	34,328	364,907
Summit Therapeutics, Inc. (x)*	140,126	351,716
Sutro Biopharma, Inc.*	72,242	335,925
Syndax Pharmaceuticals, Inc.*	80,956	1,694,409
Tango Therapeutics, Inc. (x)*	59,834	198,649
Tenaya Therapeutics, Inc.*	56,401	331,074
TG Therapeutics, Inc.*	168,570	4,187,279
Travere Therapeutics, Inc.*	89,715	1,378,022
Twist Bioscience Corp.*	71,794	1,468,905
Tyra Biosciences, Inc. (x)*	16,300	277,589
UroGen Pharma Ltd. (x)*	22,865	236,653
Vanda Pharmaceuticals, Inc.*	64,110	422,485
Vaxcyte, Inc.*	113,083	5,647,365
Vaxxinity, Inc., Class A (x)*	47,718	120,249
Vera Therapeutics, Inc., Class A (x)*	42,176	676,925
Veracyte, Inc.*	89,517	2,279,998
Vericel Corp. (x)*	58,194	2,186,349
Verve Therapeutics, Inc.*	62,781	1,177,144
Vigil Neuroscience, Inc. (x)*	17,907	168,326
Viking Therapeutics, Inc.*	117,765	1,908,971
Vir Biotechnology, Inc.*	101,190	2,482,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Viridian Therapeutics, Inc.*	52,132	$1,240,220
Vor BioPharma, Inc.*	44,116	136,318
Voyager Therapeutics, Inc.*	38,522	441,077
X4 Pharmaceuticals, Inc. (x)*	153,079	296,973
Xencor, Inc.*	70,793	1,767,701
XOMA Corp. (x)*	7,288	137,670
Y-mAbs Therapeutics, Inc.*	50,074	340,002
Zentalis Pharmaceuticals, Inc.*	60,415	1,704,307
Zura Bio Ltd., Class A (x)*	8,824	72,357
Zymeworks, Inc. (x)*	62,746	542,125

		222,328,417

Health Care Equipment & Supplies (3.2%)
Accuray, Inc. (x)*	108,458	419,732
Alphatec Holdings, Inc.*	95,019	1,708,442
AngioDynamics, Inc.*	45,894	478,674
Artivion, Inc.*	49,967	858,933
AtriCure, Inc.*	56,879	2,807,547
Atrion Corp.	1,675	947,548
Avanos Medical, Inc.*	56,455	1,442,990
Axogen, Inc.*	51,831	473,217
Axonics, Inc.*	60,450	3,050,912
Beyond Air, Inc. (x)*	30,609	130,394
Butterfly Network, Inc.*	170,534	392,228
Cerus Corp.*	221,419	544,691
ClearPoint Neuro, Inc.*	25,175	182,267
CONMED Corp.	37,602	5,109,736
Cutera, Inc. (x)*	21,291	322,133
CVRx, Inc.*	13,427	207,313
Embecta Corp.	71,050	1,534,680
Figs, Inc., Class A*	163,640	1,353,303
Glaukos Corp.*	57,536	4,097,139
Haemonetics Corp.*	61,819	5,263,270
Inari Medical, Inc.*	63,481	3,690,785
Inmode Ltd.*	94,675	3,536,111
Inogen, Inc.*	29,495	340,667
Integer Holdings Corp.*	41,298	3,659,416
iRadimed Corp.	9,057	432,381
iRhythm Technologies, Inc.*	37,689	3,931,716
KORU Medical Systems, Inc.*	29,591	102,089
Lantheus Holdings, Inc.*	84,270	7,071,938
LeMaitre Vascular, Inc.	24,097	1,621,246
LivaNova plc*	66,209	3,405,129
Merit Medical Systems, Inc.*	68,934	5,765,640
Nano-X Imaging Ltd.*	58,796	910,750
Neogen Corp.*	268,934	5,849,315
Nevro Corp.*	43,717	1,111,286
NuVasive, Inc.*	65,638	2,729,884
Omnicell, Inc.*	55,280	4,072,478
OraSure Technologies, Inc.*	91,654	459,187
Orchestra BioMed Holdings, Inc. (x)*	2,868	20,076
Orthofix Medical, Inc.*	44,524	804,103
OrthoPediatrics Corp.*	19,494	854,812
Outset Medical, Inc. (x)*	61,507	1,345,158
Paragon 28, Inc.*	59,160	1,049,498
PROCEPT BioRobotics Corp. (x)*	44,434	1,570,742
Pulmonx Corp.*	44,791	587,210
Pulse Biosciences, Inc. (x)*	17,100	122,949
RxSight, Inc.*	33,362	960,826
Sanara Medtech, Inc. (x)*	3,962	158,876
Semler Scientific, Inc.*	5,192	136,238
SI-BONE, Inc.*	43,859	1,183,316
Sight Sciences, Inc.*	29,698	245,899
Silk Road Medical, Inc.*	47,362	1,538,791
STAAR Surgical Co.*	59,578	3,132,015
Surmodics, Inc.*	17,986	563,142
Tactile Systems Technology, Inc.*	28,503	710,580
Tela Bio, Inc.*	18,102	183,373
TransMedics Group, Inc.*	38,997	3,274,968
Treace Medical Concepts, Inc.*	54,616	1,397,077
UFP Technologies, Inc.*	8,541	1,655,673
Utah Medical Products, Inc.	4,592	427,974
Varex Imaging Corp.*	49,561	1,168,153
Vicarious Surgical, Inc., Class A*	82,926	151,755
ViewRay, Inc.*	182,577	64,304
Zimvie, Inc.*	31,801	357,125
Zynex, Inc. (x)*	28,364	272,011

		103,951,811

Health Care Providers & Services (2.6%)
23andMe Holding Co., Class A (x)*	323,481	566,092
Accolade, Inc.*	81,981	1,104,284
AdaptHealth Corp., Class A*	89,679	1,091,393
Addus HomeCare Corp.*	19,017	1,762,876
Agiliti, Inc. (x)*	35,261	581,806
AirSculpt Technologies, Inc.	18,447	159,013
Alignment Healthcare, Inc.*	113,114	650,405
AMN Healthcare Services, Inc.*	50,982	5,563,156
Apollo Medical Holdings, Inc. (x)*	52,071	1,645,444
Aveanna Healthcare Holdings, Inc. (x)*	55,852	94,390
Brookdale Senior Living, Inc.*	220,725	931,459
Cano Health, Inc. (x)*	293,341	407,744
CareMax, Inc. (x)*	94,237	293,077
Castle Biosciences, Inc.*	29,948	410,887
Community Health Systems, Inc.*	154,223	678,581
CorVel Corp.*	10,774	2,084,769
Cross Country Healthcare, Inc.*	44,375	1,246,050
DocGo, Inc.*	100,187	938,752
Enhabit, Inc.*	60,003	690,035
Ensign Group, Inc. (The)	66,438	6,342,171
Fulgent Genetics, Inc.*	25,805	955,559
Guardant Health, Inc.*	137,106	4,908,395
HealthEquity, Inc.*	103,194	6,515,669
Hims & Hers Health, Inc.*	155,720	1,463,768
InfuSystem Holdings, Inc.*	16,824	162,015
Innovage Holding Corp.*	26,530	198,975
Invitae Corp.*	334,477	377,959
Joint Corp. (The)*	17,642	238,167
LifeStance Health Group, Inc.*	130,236	1,189,055
ModivCare, Inc.*	16,230	733,758
National HealthCare Corp.	15,240	942,137
National Research Corp.	17,353	755,029
NeoGenomics, Inc.*	156,385	2,513,107
OPKO Health, Inc. (x)*	497,877	1,080,393
Option Care Health, Inc.*	208,883	6,786,609
Owens & Minor, Inc.*	91,419	1,740,618
P3 Health Partners, Inc.*	51,688	154,547
Patterson Cos., Inc.	109,298	3,635,251
Pediatrix Medical Group, Inc.*	102,404	1,455,161
Pennant Group, Inc. (The)*	34,087	418,588
PetIQ, Inc., Class A*	35,786	542,874
Privia Health Group, Inc.*	87,044	2,272,719
Progyny, Inc.*	96,264	3,787,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Quipt Home Medical Corp.*	38,715	$206,738
RadNet, Inc.*	60,314	1,967,443
Select Medical Holdings Corp.	129,596	4,128,929
Surgery Partners, Inc.*	82,977	3,733,135
US Physical Therapy, Inc.	15,851	1,924,153
Viemed Healthcare, Inc. (x)*	33,664	329,234

		82,359,395

Health Care Technology (0.6%)
American Well Corp., Class A*	307,378	645,494
Babylon Holdings Ltd., Class A (x)*	3,868	280
Computer Programs and Systems, Inc.*	17,290	426,890
Definitive Healthcare Corp., Class A*	56,017	616,187
Evolent Health, Inc., Class A*	134,610	4,078,683
Health Catalyst, Inc.*	69,238	865,475
HealthStream, Inc.	31,012	761,655
Multiplan Corp.*	469,389	990,411
NextGen Healthcare, Inc.*	70,084	1,136,763
OptimizeRx Corp.*	22,839	326,369
Phreesia, Inc.*	62,978	1,952,948
Schrodinger, Inc.*	67,338	3,361,513
Sharecare, Inc.*	376,280	658,490
Simulations Plus, Inc.	18,921	819,847
Veradigm, Inc.*	132,879	1,674,275

		18,315,280

Life Sciences Tools & Services (0.4%)
Adaptive Biotechnologies Corp.*	142,520	956,309
Akoya Biosciences, Inc.*	25,116	185,607
BioLife Solutions, Inc.*	43,246	955,737
Codexis, Inc.*	80,701	225,963
CryoPort, Inc.*	56,118	968,035
Cytek Biosciences, Inc.*	150,012	1,281,102
Harvard Bioscience, Inc.*	44,602	244,865
MaxCyte, Inc. (x)*	111,634	512,400
Mesa Laboratories, Inc.	6,160	791,560
NanoString Technologies, Inc.*	59,591	241,344
Nautilus Biotechnology, Inc., Class A*	63,061	244,046
OmniAb, Inc. (Earn Out Shares) (r) (x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	114,455	575,709
Pacific Biosciences of California, Inc.*	310,079	4,124,051
Quanterix Corp.*	43,612	983,451
Quantum-Si, Inc.*	134,488	240,733
Seer, Inc., Class A*	74,105	316,428
SomaLogic, Inc.*	183,677	424,294

		13,271,634

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc.*	86,190	893,790
Amneal Pharmaceuticals, Inc.*	147,014	455,743
Amphastar Pharmaceuticals, Inc.*	46,091	2,648,850
Amylyx Pharmaceuticals, Inc. (x)*	63,651	1,372,952
ANI Pharmaceuticals, Inc.*	15,717	846,046
Arvinas, Inc.*	61,300	1,521,466
Assertio Holdings, Inc.*	62,226	337,265
Atea Pharmaceuticals, Inc.*	97,896	366,131
Axsome Therapeutics, Inc. (x)*	40,498	2,910,186
Biote Corp., Class A (x)*	10,947	74,002
Bright Green Corp. (x)*	65,849	66,507
Cara Therapeutics, Inc.*	60,255	170,522
Cassava Sciences, Inc. (x)*	48,937	1,199,935
Citius Pharmaceuticals, Inc. (x)*	138,668	166,402
Collegium Pharmaceutical, Inc.*	41,426	890,245
Corcept Therapeutics, Inc.*	102,181	2,273,527
CorMedix, Inc. (x)*	52,611	208,603
Cymabay Therapeutics, Inc.*	118,370	1,296,151
DICE Therapeutics, Inc.*	47,633	2,213,029
Edgewise Therapeutics, Inc. (x)*	52,100	403,775
Enliven Therapeutics, Inc. (x)*	28,055	572,603
Evolus, Inc.*	50,297	365,659
Eyenovia, Inc.*	27,846	65,995
EyePoint Pharmaceuticals, Inc. (x)*	38,512	335,054
Harmony Biosciences Holdings, Inc.*	40,017	1,408,198
Harrow Health, Inc. (x)*	30,874	587,841
Ikena Oncology, Inc.*	23,103	151,556
Innoviva, Inc.*	81,185	1,033,485
Intra-Cellular Therapies, Inc.*	115,020	7,283,066
Ligand Pharmaceuticals, Inc.*	20,007	1,442,505
Liquidia Corp.*	58,586	459,900
Longboard Pharmaceuticals, Inc.*	16,612	121,932
Marinus Pharmaceuticals, Inc.*	60,838	660,701
NGM Biopharmaceuticals, Inc.*	52,865	136,920
Nuvation Bio, Inc.*	178,995	322,191
Ocular Therapeutix, Inc.*	101,935	525,985
Omeros Corp. (x)*	72,936	396,772
Optinose, Inc. (x)*	72,029	88,596
Pacira BioSciences, Inc.*	55,404	2,220,038
Phathom Pharmaceuticals, Inc.*	29,312	419,748
Phibro Animal Health Corp., Class A	25,151	344,569
Pliant Therapeutics, Inc. (x)*	69,403	1,257,582
Prestige Consumer Healthcare, Inc.*	61,792	3,672,299
Reata Pharmaceuticals, Inc., Class A (x)*	35,162	3,585,117
Revance Therapeutics, Inc.*	102,355	2,590,605
Scilex Holding Co. (r)*	68,788	325,677
scPharmaceuticals, Inc. (x)*	34,247	348,977
SIGA Technologies, Inc.	63,495	320,650
Supernus Pharmaceuticals, Inc.*	61,172	1,838,830
Taro Pharmaceutical Industries Ltd. (x)*	9,532	361,549
Tarsus Pharmaceuticals, Inc.*	28,570	516,260
Terns Pharmaceuticals, Inc. (x)*	52,065	455,569
Theravance Biopharma, Inc.*	78,897	816,584
Theseus Pharmaceuticals, Inc.*	24,561	229,154
Third Harmonic Bio, Inc.*	22,519	108,316
Trevi Therapeutics, Inc. (x)*	47,860	114,385
Ventyx Biosciences, Inc. (x)*	57,490	1,885,672
Verrica Pharmaceuticals, Inc. (x)*	23,670	136,576
WaVe Life Sciences Ltd.*	69,454	252,813
Xeris Biopharma Holdings, Inc.*	164,558	431,142
Zevra Therapeutics, Inc. (x)*	41,560	211,956

		58,718,154

Total Health Care		498,944,691

Industrials (16.0%)
Aerospace & Defense (1.0%)
AAR Corp.*	41,357	2,388,780
Aerojet Rocketdyne Holdings, Inc.*	97,892	5,371,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
AeroVironment, Inc.*	30,728	$3,142,860
AerSale Corp.*	28,705	421,964
Archer Aviation, Inc., Class A*	192,061	791,291
Astronics Corp.*	33,173	658,816
Cadre Holdings, Inc.	23,467	511,581
Ducommun, Inc.*	13,197	574,993
Eve Holding, Inc. (x)*	20,998	220,059
Kaman Corp.	34,685	843,886
Kratos Defense & Security Solutions, Inc.*	152,413	2,185,602
Leonardo DRS, Inc. (x)*	60,453	1,048,255
Moog, Inc., Class A	35,731	3,874,312
National Presto Industries, Inc.	6,577	481,436
Park Aerospace Corp.	26,194	361,477
Parsons Corp.*	48,878	2,352,987
Redwire Corp. (x)*	24,827	63,309
Rocket Lab USA, Inc. (x)*	345,119	2,070,714
Terran Orbital Corp. (x)*	105,934	158,901
Triumph Group, Inc.*	82,191	1,016,703
V2X, Inc.*	15,226	754,601
Virgin Galactic Holdings, Inc.*	313,624	1,216,861

		30,510,722

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	73,627	1,389,341
Forward Air Corp.	33,156	3,518,183
Hub Group, Inc., Class A*	38,388	3,083,324
Radiant Logistics, Inc.*	49,616	333,420

		8,324,268

Building Products (1.6%)
AAON, Inc.	54,726	5,188,572
American Woodmark Corp.*	20,375	1,556,039
Apogee Enterprises, Inc.	26,604	1,262,892
AZZ, Inc.	30,025	1,304,886
CSW Industrials, Inc.	18,472	3,069,862
Gibraltar Industries, Inc.*	38,354	2,413,234
Griffon Corp.	53,770	2,166,931
Insteel Industries, Inc.	21,665	674,215
Janus International Group, Inc.*	104,798	1,117,147
JELD-WEN Holding, Inc.*	102,876	1,804,445
Masonite International Corp.*	27,838	2,851,725
Masterbrand, Inc.*	155,233	1,805,360
PGT Innovations, Inc.*	70,654	2,059,564
Quanex Building Products Corp.	40,717	1,093,251
Resideo Technologies, Inc.*	178,364	3,149,908
Simpson Manufacturing Co., Inc.	52,776	7,309,476
UFP Industries, Inc.	73,752	7,157,631
Zurn Elkay Water Solutions Corp.	180,553	4,855,070

		50,840,208

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	81,808	3,489,111
ACCO Brands Corp.	113,460	591,127
ACV Auctions, Inc., Class A*	155,806	2,690,770
Aris Water Solutions, Inc., Class A (x)	37,038	382,232
Aurora Innovation, Inc.*	377,401	1,109,559
BrightView Holdings, Inc.*	56,983	409,138
Brink’s Co. (The)	56,517	3,833,548
Casella Waste Systems, Inc., Class A*	67,976	6,148,429
CECO Environmental Corp. (x)*	32,667	436,431
Cimpress plc*	22,630	1,346,032
CompX International, Inc.	2,589	56,440
CoreCivic, Inc.*	140,786	1,324,796
Deluxe Corp.	56,546	988,424
Ennis, Inc.	28,794	586,822
Enviri Corp.*	96,867	956,077
GEO Group, Inc. (The)*	146,794	1,051,045
Healthcare Services Group, Inc.	95,108	1,419,963
Heritage-Crystal Clean, Inc.*	20,200	763,358
HNI Corp.	58,591	1,651,094
Interface, Inc., Class A	70,825	622,552
LanzaTech Global, Inc. (x)*	25,917	177,013
Li-Cycle Holdings Corp.*	175,660	974,913
Liquidity Services, Inc.*	32,010	528,165
Matthews International Corp., Class A	38,338	1,633,966
MillerKnoll, Inc.	93,338	1,379,536
Montrose Environmental Group, Inc.*	35,244	1,484,477
NL Industries, Inc.	13,377	73,975
OPENLANE, Inc.*	133,256	2,028,156
Performant Financial Corp.*	77,539	209,355
Pitney Bowes, Inc.	191,189	676,809
Quad/Graphics, Inc.*	42,226	158,770
SP Plus Corp.*	25,402	993,472
Steelcase, Inc., Class A	111,302	858,139
UniFirst Corp.	18,740	2,904,888
Viad Corp.*	25,667	689,929
VSE Corp.	12,961	708,837

		45,337,348

Construction & Engineering (1.4%)
Ameresco, Inc., Class A (x)*	40,028	1,946,562
API Group Corp.*	255,184	6,956,316
Arcosa, Inc.	60,620	4,593,177
Argan, Inc.	15,796	622,520
Bowman Consulting Group Ltd., Class A (x)*	10,443	332,923
Comfort Systems USA, Inc.	43,717	7,178,331
Concrete Pumping Holdings, Inc.*	33,685	270,491
Construction Partners, Inc., Class A*	49,192	1,544,137
Dycom Industries, Inc.*	35,616	4,047,758
Fluor Corp.*	175,553	5,196,369
Granite Construction, Inc.	54,182	2,155,360
Great Lakes Dredge & Dock Corp.*	79,265	646,802
IES Holdings, Inc.*	11,154	634,440
INNOVATE Corp.*	50,492	88,361
Limbach Holdings, Inc.*	10,047	248,462
MYR Group, Inc.*	20,219	2,797,097
Northwest Pipe Co.*	12,872	389,249
Primoris Services Corp.	65,421	1,993,378
Sterling Infrastructure, Inc.*	35,513	1,981,625
Tutor Perini Corp.*	53,167	380,144

		44,003,502

Electrical Equipment (1.5%)
374Water, Inc. (x)*	67,201	160,610
Allied Motion Technologies, Inc.	17,473	697,872
Amprius Technologies, Inc. (x)*	5,637	40,474
Array Technologies, Inc.*	187,530	4,238,178
Atkore, Inc.*	48,603	7,579,152
Babcock & Wilcox Enterprises, Inc.*	74,934	442,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Blink Charging Co. (x)*	62,120	$372,099
Bloom Energy Corp., Class A*	238,282	3,895,911
Dragonfly Energy Holdings Corp. (x)*	19,503	28,865
Encore Wire Corp.	21,290	3,958,450
Energy Vault Holdings, Inc. (x)*	125,764	343,336
EnerSys	50,317	5,460,401
Enovix Corp. (x)*	168,633	3,042,139
Eos Energy Enterprises, Inc. (x)*	136,301	591,546
ESS Tech, Inc.*	125,254	184,123
Fluence Energy, Inc., Class A (x)*	48,549	1,293,345
FTC Solar, Inc. (x)*	76,138	245,164
FuelCell Energy, Inc. (x)*	507,751	1,096,742
GrafTech International Ltd.	248,674	1,253,317
LSI Industries, Inc.	28,597	359,178
NEXTracker, Inc., Class A (x)*	38,035	1,514,173
NuScale Power Corp.*	66,469	451,989
Powell Industries, Inc.	11,270	682,849
Preformed Line Products Co.	3,208	500,769
SES AI Corp. (x)*	153,490	374,516
Shoals Technologies Group, Inc., Class A*	210,744	5,386,617
SKYX Platforms Corp.*	60,588	161,164
Stem, Inc. (x)*	177,555	1,015,615
SunPower Corp. (x)*	106,518	1,043,876
Thermon Group Holdings, Inc.*	40,849	1,086,583
TPI Composites, Inc. (x)*	51,595	535,040
Vicor Corp.*	27,359	1,477,386

		49,513,590

Ground Transportation (0.5%)
ArcBest Corp.	28,758	2,841,290
Covenant Logistics Group, Inc., Class A	12,573	551,075
Daseke, Inc.*	53,839	383,872
FTAI Infrastructure, Inc.	114,948	424,158
Heartland Express, Inc.	53,885	884,253
Marten Transport Ltd.	74,222	1,595,773
PAM Transportation Services, Inc.*	9,222	246,873
RXO, Inc.*	139,979	3,173,324
TuSimple Holdings, Inc., Class A*	211,032	350,313
Universal Logistics Holdings, Inc.	9,217	265,542
US Xpress Enterprises, Inc., Class A*	36,614	224,810
Werner Enterprises, Inc.	78,278	3,458,322

		14,399,605

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	32,034	604,802

Machinery (3.5%)
3D Systems Corp.*	156,265	1,551,711
Alamo Group, Inc.	12,409	2,282,139
Albany International Corp., Class A	38,458	3,587,362
Astec Industries, Inc.	29,297	1,331,256
Barnes Group, Inc.	60,544	2,554,351
Berkshire Grey, Inc. (x)*	83,493	117,725
Blue Bird Corp.*	21,187	476,284
Chart Industries, Inc. (x)*	51,983	8,306,363
CIRCOR International, Inc.*	23,097	1,303,826
Columbus McKinnon Corp.	34,554	1,404,620
Commercial Vehicle Group, Inc. (x)*	38,091	422,810
Desktop Metal, Inc., Class A*	353,261	625,272
Douglas Dynamics, Inc.	26,568	793,852
Energy Recovery, Inc.*	67,873	1,897,050
Enerpac Tool Group Corp., Class A	68,466	1,848,582
EnPro Industries, Inc.	25,672	3,427,982
ESCO Technologies, Inc.	32,072	3,323,621
Federal Signal Corp.	74,771	4,787,587
Franklin Electric Co., Inc.	56,858	5,850,688
Gencor Industries, Inc.*	7,632	118,906
Gorman-Rupp Co. (The)	28,054	808,797
Greenbrier Cos., Inc. (The)	40,856	1,760,894
Helios Technologies, Inc.	40,130	2,652,192
Hillenbrand, Inc.	85,447	4,381,722
Hillman Solutions Corp.*	204,891	1,846,068
Hyliion Holdings Corp.*	178,886	298,740
Hyster-Yale Materials Handling, Inc.	13,365	746,302
John Bean Technologies Corp.	39,012	4,732,156
Kadant, Inc.	14,313	3,178,917
Kennametal, Inc.	100,361	2,849,249
Lindsay Corp.	13,596	1,622,547
Luxfer Holdings plc	33,460	476,136
Manitowoc Co., Inc. (The)*	42,800	805,924
Mayville Engineering Co., Inc.*	12,530	156,124
Microvast Holdings, Inc.*	158,152	253,043
Miller Industries, Inc.	14,740	522,828
Mueller Industries, Inc.	69,692	6,082,718
Mueller Water Products, Inc., Class A	192,220	3,119,731
Nikola Corp. (x)*	749,038	1,033,672
Omega Flex, Inc.	4,127	428,300
Park-Ohio Holdings Corp.	9,072	172,368
Proterra, Inc.*	283,699	340,439
Proto Labs, Inc.*	33,483	1,170,566
REV Group, Inc.	43,295	574,092
Shyft Group, Inc. (The)	42,393	935,190
SPX Technologies, Inc.*	54,490	4,630,015
Standex International Corp.	14,442	2,043,110
Tennant Co.	22,853	1,853,607
Terex Corp.	82,243	4,920,599
Titan International, Inc.*	61,964	711,347
Trinity Industries, Inc.	102,364	2,631,778
Velo3D, Inc. (x)*	105,945	228,841
Wabash National Corp.	58,643	1,503,606
Watts Water Technologies, Inc., Class A	33,751	6,201,071

		111,684,676

Marine Transportation (0.2%)
Costamare, Inc.	67,785	655,481
Eagle Bulk Shipping, Inc.	17,220	827,249
Eneti, Inc.	29,252	354,242
Genco Shipping & Trading Ltd.	50,352	706,439
Golden Ocean Group Ltd.	151,404	1,143,100
Himalaya Shipping Ltd. (x)*	21,397	118,967
Matson, Inc.	44,954	3,494,274
Pangaea Logistics Solutions Ltd.	27,838	188,463
Safe Bulkers, Inc.	88,310	287,891

		7,776,106

Passenger Airlines (0.5%)
Allegiant Travel Co.*	19,416	2,451,853
Blade Air Mobility, Inc.*	69,831	275,134
Frontier Group Holdings, Inc. (x)*	47,871	462,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hawaiian Holdings, Inc.*	66,751	$718,908
JetBlue Airways Corp.*	399,526	3,539,800
Joby Aviation, Inc. (x)*	345,140	3,541,136
SkyWest, Inc.*	61,591	2,507,986
Spirit Airlines, Inc.	135,844	2,331,083
Sun Country Airlines Holdings, Inc.*	45,284	1,017,984

		16,846,797

Professional Services (2.2%)
Alight, Inc., Class A*	483,237	4,465,110
ASGN, Inc.*	60,515	4,576,749
Asure Software, Inc.*	17,651	214,636
Barrett Business Services, Inc.	8,942	779,742
BlackSky Technology, Inc., Class A (x)*	148,305	329,237
CBIZ, Inc.*	58,319	3,107,236
Conduent, Inc.*	217,837	740,646
CRA International, Inc.	8,912	909,024
CSG Systems International, Inc.	39,115	2,062,925
ExlService Holdings, Inc.*	39,937	6,032,883
Exponent, Inc.	62,717	5,852,750
First Advantage Corp.*	75,337	1,160,943
FiscalNote Holdings, Inc.*	78,473	285,642
Forrester Research, Inc.*	13,950	405,805
Franklin Covey Co.*	15,604	681,583
Heidrick & Struggles International, Inc.	25,476	674,350
HireQuest, Inc.	5,706	148,527
HireRight Holdings Corp.*	22,713	256,884
Huron Consulting Group, Inc.*	24,314	2,064,502
IBEX Holdings Ltd.*	11,865	251,894
ICF International, Inc.	22,997	2,860,597
Innodata, Inc. (x)*	30,493	345,486
Insperity, Inc.	44,860	5,336,546
Kelly Services, Inc., Class A	43,303	762,566
Kforce, Inc.	24,769	1,552,026
Korn Ferry	63,371	3,139,399
Legalzoom.com, Inc.*	128,540	1,552,763
Maximus, Inc.	74,696	6,312,559
Mistras Group, Inc.*	22,331	172,395
NV5 Global, Inc.*	16,679	1,847,533
Planet Labs PBC (x)*	239,905	772,494
Red Violet, Inc. (x)*	13,440	276,461
Resources Connection, Inc.	38,496	604,772
Skillsoft Corp. (x)*	115,706	143,475
Sterling Check Corp.*	31,230	382,880
TriNet Group, Inc.*	46,756	4,440,417
TrueBlue, Inc.*	41,005	726,199
TTEC Holdings, Inc.	24,190	818,590
Upwork, Inc.*	157,411	1,470,219
Verra Mobility Corp., Class A*	172,901	3,409,608
Willdan Group, Inc.*	15,865	303,973

		72,232,026

Trading Companies & Distributors (1.9%)
Alta Equipment Group, Inc.	26,661	462,035
Applied Industrial Technologies, Inc.	47,212	6,837,714
Beacon Roofing Supply, Inc.*	62,302	5,169,820
BlueLinx Holdings, Inc.*	10,804	1,013,199
Boise Cascade Co.	49,264	4,451,002
Custom Truck One Source, Inc.*	77,903	525,066
Distribution Solutions Group, Inc.*	6,701	348,854
DXP Enterprises, Inc.*	18,778	683,707
EVI Industries, Inc.*	4,651	102,322
FTAI Aviation Ltd. (x)	121,663	3,851,851
GATX Corp.	43,301	5,574,571
Global Industrial Co.	16,685	463,342
GMS, Inc.*	51,587	3,569,820
H&E Equipment Services, Inc.	39,418	1,803,374
Herc Holdings, Inc.	34,697	4,748,284
Hudson Technologies, Inc.*	55,342	532,390
Karat Packaging, Inc.	6,635	121,089
McGrath RentCorp	29,882	2,763,487
MRC Global, Inc.*	102,393	1,031,098
NOW, Inc.*	134,374	1,392,115
Rush Enterprises, Inc., Class A	51,347	3,118,817
Rush Enterprises, Inc., Class B	8,411	572,452
Textainer Group Holdings Ltd.	53,602	2,110,847
Titan Machinery, Inc.*	25,977	766,322
Transcat, Inc.*	9,136	779,392
Triton International Ltd.	67,846	5,648,858
Veritiv Corp.	16,118	2,024,582
Willis Lease Finance Corp.*	2,258	88,356
Xometry, Inc., Class A (x)*	43,351	918,174

		61,472,940

Total Industrials		513,546,590

Information Technology (12.5%)
Communications Equipment (0.7%)
ADTRAN Holdings, Inc.	96,836	1,019,683
Aviat Networks, Inc.*	10,493	350,152
Calix, Inc.*	72,559	3,621,420
Cambium Networks Corp. (x)*	14,165	215,591
Clearfield, Inc. (x)*	16,231	768,538
CommScope Holding Co., Inc.*	253,330	1,426,248
Comtech Telecommunications Corp.	34,571	315,979
Digi International, Inc.*	43,847	1,727,133
DZS, Inc.*	25,187	99,992
Extreme Networks, Inc.*	155,338	4,046,555
Harmonic, Inc.*	133,989	2,166,602
Infinera Corp. (x)*	242,888	1,173,149
KVH Industries, Inc.*	12,671	115,813
NETGEAR, Inc.*	36,332	514,461
NetScout Systems, Inc.*	85,135	2,634,928
Ribbon Communications, Inc.*	107,944	301,164
Viavi Solutions, Inc.*	276,936	3,137,685

		23,635,093

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc. (x)*	28,233	193,678
Advanced Energy Industries, Inc.	46,343	5,164,927
Aeva Technologies, Inc. (x)*	124,308	155,385
Akoustis Technologies, Inc. (x)*	85,003	270,309
Arlo Technologies, Inc.*	109,580	1,195,518
Badger Meter, Inc.	36,090	5,325,440
Bel Fuse, Inc., Class B	12,507	718,027
Belden, Inc.	52,385	5,010,625
Benchmark Electronics, Inc.	44,814	1,157,546
Climb Global Solutions, Inc.	3,759	179,906
CTS Corp.	38,557	1,643,685
Daktronics, Inc.*	44,770	286,528
ePlus, Inc.*	32,722	1,842,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Evolv Technologies Holdings, Inc.*	138,198	$829,188
Fabrinet*	45,546	5,915,514
FARO Technologies, Inc.*	24,385	395,037
Insight Enterprises, Inc.*	36,564	5,350,776
Iteris, Inc. (x)*	41,036	162,503
Itron, Inc.*	55,644	4,011,932
Kimball Electronics, Inc.*	30,758	849,843
Knowles Corp.*	110,499	1,995,612
Lightwave Logic, Inc. (x)*	143,423	999,658
Luna Innovations, Inc. (x)*	38,148	347,910
Methode Electronics, Inc.	44,530	1,492,646
MicroVision, Inc. (x)*	218,588	1,001,133
Mirion Technologies, Inc., Class A*	244,115	2,062,772
Napco Security Technologies, Inc.	37,695	1,306,132
nLight, Inc.*	56,762	875,270
Novanta, Inc.*	43,813	8,065,973
OSI Systems, Inc.*	20,090	2,367,205
PAR Technology Corp.*	34,020	1,120,279
PC Connection, Inc.	13,094	590,539
Plexus Corp.*	34,404	3,379,849
Presto Automation, Inc. (x)*	6,429	33,559
Richardson Electronics Ltd. (x)	13,267	218,905
Rogers Corp.*	21,461	3,475,180
Sanmina Corp.*	70,340	4,239,392
ScanSource, Inc.*	30,719	908,054
SmartRent, Inc., Class A (x)*	225,079	862,053
Tingo Group, Inc. (x)*	134,064	162,217
TTM Technologies, Inc.*	124,986	1,737,305
Vishay Intertechnology, Inc.	160,182	4,709,351
Vishay Precision Group, Inc.*	15,320	569,138

		83,178,748

IT Services (0.5%)
BigBear.ai Holdings, Inc. (x)*	34,979	82,201
BigCommerce Holdings, Inc.*	85,455	850,277
Brightcove, Inc.*	52,795	211,708
CXApp, Inc. (x)*	2,151	23,489
DigitalOcean Holdings, Inc.*	80,585	3,234,682
Fastly, Inc., Class A*	146,894	2,316,518
Grid Dynamics Holdings, Inc.*	67,699	626,216
Hackett Group, Inc. (The)	29,574	660,979
Information Services Group, Inc.	45,416	243,430
Perficient, Inc.*	42,141	3,511,609
Rackspace Technology, Inc.*	104,897	285,320
Squarespace, Inc., Class A*	54,543	1,720,286
Thoughtworks Holding, Inc.*	113,113	854,003
Tucows, Inc., Class A*	12,713	352,659
Unisys Corp.*	88,429	351,947

		15,325,324

Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	59,127	773,381
Aehr Test Systems (x)*	31,510	1,299,788
Alpha & Omega Semiconductor Ltd.*	26,536	870,381
Ambarella, Inc.*	45,135	3,776,446
Amkor Technology, Inc.	125,167	3,723,718
Atomera, Inc.*	28,326	248,419
Axcelis Technologies, Inc.*	40,697	7,460,981
CEVA, Inc.*	28,178	719,948
Cohu, Inc.*	58,023	2,411,436
Credo Technology Group Holding Ltd.*	119,885	2,078,806
Diodes, Inc.*	54,904	5,078,071
FormFactor, Inc.*	96,087	3,288,097
Ichor Holdings Ltd.*	33,965	1,273,688
Impinj, Inc. (x)*	28,193	2,527,502
indie Semiconductor, Inc., Class A*	168,196	1,581,042
inTEST Corp.*	11,517	302,436
Kulicke & Soffa Industries, Inc.	68,726	4,085,761
MACOM Technology Solutions Holdings, Inc.*	66,897	4,383,760
Maxeon Solar Technologies Ltd. (x)*	30,363	855,022
MaxLinear, Inc., Class A*	90,828	2,866,532
Navitas Semiconductor Corp., Class A*	124,494	1,312,167
NVE Corp. (x)	5,073	494,313
Onto Innovation, Inc.*	61,146	7,121,675
PDF Solutions, Inc.*	36,531	1,647,548
Photronics, Inc.*	76,903	1,983,328
Power Integrations, Inc.	69,948	6,621,977
Rambus, Inc.*	133,776	8,584,406
Semtech Corp.*	78,061	1,987,433
Silicon Laboratories, Inc.*	39,040	6,158,170
SiTime Corp.*	21,137	2,493,532
SkyWater Technology, Inc. (x)*	19,978	188,193
SMART Global Holdings, Inc.*	59,898	1,737,641
Synaptics, Inc.*	48,927	4,177,387
Transphorm, Inc.*	31,928	108,555
Ultra Clean Holdings, Inc.*	55,698	2,142,145
Veeco Instruments, Inc.*	62,571	1,606,823

		97,970,508

Software (5.0%)
8x8, Inc.*	138,918	587,623
A10 Networks, Inc.	81,995	1,196,307
ACI Worldwide, Inc.*	134,921	3,126,120
Adeia, Inc.	133,722	1,472,279
Agilysys, Inc.*	24,437	1,677,356
Alarm.com Holdings, Inc.*	59,916	3,096,459
Alkami Technology, Inc.*	48,492	794,784
Altair Engineering, Inc., Class A*	65,859	4,994,747
American Software, Inc., Class A	38,767	407,441
Amplitude, Inc., Class A*	84,280	927,080
Appfolio, Inc., Class A*	23,687	4,077,480
Appian Corp., Class A (x)*	50,951	2,425,268
Applied Digital Corp.*	86,447	808,279
Asana, Inc., Class A*	98,487	2,170,653
AvePoint, Inc. (x)*	187,421	1,079,545
Bit Digital, Inc. (x)*	92,379	375,059
Blackbaud, Inc.*	55,165	3,926,645
BlackLine, Inc.*	69,049	3,716,217
Box, Inc., Class A*	174,043	5,113,383
Braze, Inc., Class A (x)*	42,926	1,879,730
C3.ai, Inc., Class A (x)*	73,249	2,668,461
Cerence, Inc.*	50,094	1,464,248
Cipher Mining, Inc. (x)*	50,130	143,372
Cleanspark, Inc.*	93,069	399,266
Clear Secure, Inc., Class A (x)	102,534	2,375,713
CommVault Systems, Inc.*	55,756	4,049,001
Consensus Cloud Solutions, Inc.*	23,727	735,537
CoreCard Corp. (x)*	6,415	162,684
Couchbase, Inc.*	41,632	658,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CS Disco, Inc.*	29,143	$239,555
Digimarc Corp. (x)*	17,542	516,436
Digital Turbine, Inc.*	120,484	1,118,092
Domo, Inc., Class B*	38,982	571,476
E2open Parent Holdings, Inc.*	255,630	1,431,528
Ebix, Inc.	32,504	819,101
eGain Corp.*	29,588	221,614
Enfusion, Inc., Class A*	34,754	389,940
EngageSmart, Inc.*	57,351	1,094,831
Envestnet, Inc.*	63,420	3,763,977
Everbridge, Inc.*	50,148	1,348,981
EverCommerce, Inc.*	32,122	380,324
Expensify, Inc., Class A*	68,237	544,531
ForgeRock, Inc., Class A (x)*	57,941	1,190,108
Freshworks, Inc., Class A*	198,474	3,489,173
Instructure Holdings, Inc.*	22,202	558,602
Intapp, Inc.*	19,084	799,810
InterDigital, Inc.	34,213	3,303,265
Jamf Holding Corp. (x)*	84,953	1,658,283
Kaltura, Inc.*	91,194	193,331
LivePerson, Inc.*	90,259	407,971
LiveRamp Holdings, Inc.*	78,525	2,242,674
LiveVox Holdings, Inc.*	28,826	79,272
Marathon Digital Holdings, Inc.*	208,194	2,885,569
Matterport, Inc. (x)*	311,854	982,340
MeridianLink, Inc.*	31,585	656,968
MicroStrategy, Inc., Class A*	13,609	4,659,994
Mitek Systems, Inc.*	52,063	564,363
Model N, Inc.*	47,043	1,663,440
N-able, Inc.*	87,487	1,260,688
NextNav, Inc.*	62,531	183,841
Olo, Inc., Class A*	126,955	820,129
ON24, Inc.	53,376	433,413
OneSpan, Inc.*	50,847	754,569
PagerDuty, Inc.*	106,643	2,397,335
PowerSchool Holdings, Inc., Class A*	67,942	1,300,410
Progress Software Corp.	52,971	3,077,615
PROS Holdings, Inc.*	54,897	1,690,828
Q2 Holdings, Inc.*	70,476	2,177,708
Qualys, Inc.*	47,140	6,089,074
Rapid7, Inc.*	73,920	3,347,098
Rimini Street, Inc.*	62,434	299,059
Riot Platforms, Inc.*	200,130	2,365,537
Sapiens International Corp. NV	36,279	965,021
SEMrush Holdings, Inc., Class A (x)*	37,223	356,224
SolarWinds Corp.*	59,551	610,993
SoundHound AI, Inc., Class A (x)*	175,818	799,972
SoundThinking, Inc.*	11,012	240,722
Sprinklr, Inc., Class A*	106,733	1,476,117
Sprout Social, Inc., Class A*	59,064	2,726,394
SPS Commerce, Inc.*	44,728	8,590,460
Tenable Holdings, Inc.*	140,643	6,125,003
Terawulf, Inc.*	62,237	108,915
Varonis Systems, Inc., Class B*	134,065	3,572,832
Verint Systems, Inc.*	79,917	2,801,890
Veritone, Inc. (x)*	38,079	149,270
Viant Technology, Inc., Class A*	16,523	76,171
Weave Communications, Inc.*	40,646	451,577
Workiva, Inc., Class A*	59,976	6,097,160
Xperi, Inc.*	53,140	698,791
Yext, Inc.*	135,623	1,533,896
Zeta Global Holdings Corp., Class A*	165,461	1,413,037
Zuora, Inc., Class A*	153,450	1,683,347

		160,960,000

Technology Hardware, Storage & Peripherals (0.7%)
Avid Technology, Inc.*	42,902	1,094,001
CompoSecure, Inc. (x)*	14,235	97,652
Corsair Gaming, Inc.*	49,161	872,116
CPI Card Group, Inc. (x)*	4,286	99,649
Eastman Kodak Co.*	77,903	359,912
Immersion Corp.	25,872	183,174
Intevac, Inc.*	21,779	81,671
IonQ, Inc. (x)*	198,592	2,686,950
Super Micro Computer, Inc.*	57,281	14,277,289
Turtle Beach Corp.*	20,447	238,208
Xerox Holdings Corp.	141,026	2,099,877

		22,090,499

Total Information Technology		403,160,172

Materials (4.2%)
Chemicals (1.9%)
AdvanSix, Inc.	32,926	1,151,751
American Vanguard Corp.	35,542	635,135
Amyris, Inc.*	286,589	295,187
Aspen Aerogels, Inc.*	61,983	489,046
Avient Corp.	112,274	4,592,007
Balchem Corp.	39,296	5,297,494
Cabot Corp.	68,593	4,588,186
Chase Corp.	8,748	1,060,433
Core Molding Technologies, Inc.*	5,422	123,350
Danimer Scientific, Inc., Class A*	121,418	288,975
Diversey Holdings Ltd. (x)*	100,272	841,282
Ecovyst, Inc.*	107,339	1,230,105
FutureFuel Corp.	34,370	304,174
Hawkins, Inc.	23,913	1,140,411
HB Fuller Co.	66,404	4,748,550
Ingevity Corp.*	45,057	2,620,515
Innospec, Inc.	30,537	3,067,136
Intrepid Potash, Inc.*	14,694	333,407
Koppers Holdings, Inc.	22,843	778,946
Kronos Worldwide, Inc.	27,594	240,896
Livent Corp. (x)*	221,606	6,078,653
LSB Industries, Inc.*	72,122	710,402
Mativ Holdings, Inc.	67,106	1,014,643
Minerals Technologies, Inc.	40,533	2,338,349
Origin Materials, Inc. (x)*	134,796	574,231
Orion SA	74,604	1,583,097
Perimeter Solutions SA (x)*	186,408	1,146,409
PureCycle Technologies, Inc. (x)*	145,139	1,551,536
Quaker Chemical Corp.	16,898	3,293,420
Rayonier Advanced Materials, Inc.*	76,160	325,965
Sensient Technologies Corp.	51,741	3,680,337
Stepan Co.	26,343	2,517,337
Trinseo plc	45,153	572,088
Tronox Holdings plc	144,286	1,833,875
Valhi, Inc.	3,234	41,557

		61,088,885

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
Knife River Corp.*	61,632	$2,680,992
Summit Materials, Inc., Class A*	146,645	5,550,513
United States Lime & Minerals, Inc.	2,603	543,741

		8,775,246

Containers & Packaging (0.3%)
Greif, Inc., Class A	30,665	2,112,512
Greif, Inc., Class B	6,915	534,183
Myers Industries, Inc.	44,752	869,531
O-I Glass, Inc.*	189,763	4,047,645
Pactiv Evergreen, Inc.	56,058	424,359
Ranpak Holdings Corp., Class A*	55,005	248,623
TriMas Corp.	51,655	1,419,996

		9,656,849

Metals & Mining (1.7%)
5E Advanced Materials, Inc.*	51,287	168,221
Alpha Metallurgical Resources, Inc.	16,387	2,693,367
Arconic Corp.*	123,195	3,644,108
ATI, Inc.*	157,850	6,981,705
Caledonia Mining Corp. plc (x)	15,228	176,949
Carpenter Technology Corp.	58,937	3,308,134
Century Aluminum Co.*	67,243	586,359
Coeur Mining, Inc.*	390,258	1,108,333
Commercial Metals Co.	143,783	7,571,613
Compass Minerals International, Inc.	41,795	1,421,030
Constellium SE, Class A*	155,902	2,681,514
Contango ORE, Inc.*	3,321	84,619
Dakota Gold Corp. (x)*	65,939	192,542
Haynes International, Inc.	14,366	730,080
Hecla Mining Co.	733,545	3,777,757
i-80 Gold Corp. (x)*	222,873	501,464
Ivanhoe Electric, Inc. (x)*	68,493	893,149
Kaiser Aluminum Corp.	19,947	1,429,003
Materion Corp.	25,183	2,875,899
Novagold Resources, Inc.*	294,953	1,176,862
Olympic Steel, Inc.	11,835	579,915
Perpetua Resources Corp.*	39,937	146,569
Piedmont Lithium, Inc.*	22,280	1,285,779
PolyMet Mining Corp.*	79,838	63,072
Ramaco Resources, Inc., Class A (x)	28,665	241,933
Ramaco Resources, Inc., Class B (x)*	5,733	60,827
Ryerson Holding Corp.	27,204	1,180,110
Schnitzer Steel Industries, Inc., Class A	33,260	997,467
SunCoke Energy, Inc.	102,776	808,847
TimkenSteel Corp.*	54,567	1,177,010
Tredegar Corp.	35,136	234,357
Warrior Met Coal, Inc.	63,510	2,473,715
Worthington Industries, Inc.	39,333	2,732,464

		53,984,773

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	19,162	600,154
Glatfelter Corp.*	57,584	173,904
Sylvamo Corp.	43,768	1,770,415

		2,544,473

Total Materials		136,050,226

Real Estate (5.6%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	89,211	1,657,540
Alpine Income Property Trust, Inc. (REIT)	15,997	259,951
American Assets Trust, Inc. (REIT)	63,366	1,216,627
Armada Hoffler Properties, Inc. (REIT)	82,928	968,599
Broadstone Net Lease, Inc. (REIT)	230,955	3,565,945
CTO Realty Growth, Inc. (REIT)	29,943	513,223
Empire State Realty Trust, Inc. (REIT), Class A	169,705	1,271,091
Essential Properties Realty Trust, Inc. (REIT)	185,216	4,359,985
Gladstone Commercial Corp. (REIT)	57,830	715,357
Global Net Lease, Inc. (REIT)	135,524	1,393,187
NexPoint Diversified Real Estate Trust (REIT)	40,340	505,057
One Liberty Properties, Inc. (REIT)	21,598	438,871
Star Holdings (REIT)*	15,913	233,442

		17,098,875

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	126,047	2,503,294
Community Healthcare Trust, Inc. (REIT)	31,614	1,043,894
Diversified Healthcare Trust (REIT)	308,709	694,595
Global Medical REIT, Inc. (REIT)	84,503	771,512
LTC Properties, Inc. (REIT)	51,682	1,706,540
National Health Investors, Inc. (REIT)	52,193	2,735,957
Physicians Realty Trust (REIT)	295,184	4,129,624
Sabra Health Care REIT, Inc. (REIT)	291,638	3,432,579
Universal Health Realty Income Trust (REIT)	17,398	827,797

		17,845,792

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	268,731	4,060,525
Braemar Hotels & Resorts, Inc. (REIT)	87,832	353,085
Chatham Lodging Trust (REIT)	59,119	553,354
DiamondRock Hospitality Co. (REIT)	258,869	2,073,541
Hersha Hospitality Trust (REIT), Class A	40,301	245,433
Pebblebrook Hotel Trust (REIT)	157,874	2,200,764
RLJ Lodging Trust (REIT)	197,825	2,031,663
Ryman Hospitality Properties, Inc. (REIT)	71,324	6,627,426
Service Properties Trust (REIT)	202,581	1,760,429
Summit Hotel Properties, Inc. (REIT)	125,691	818,248
Sunstone Hotel Investors, Inc. (REIT)	261,636	2,647,756
Xenia Hotels & Resorts, Inc. (REIT)	142,795	1,757,806

		25,130,030

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	34,843	2,543,887
LXP Industrial Trust (REIT)	354,857	3,459,856
Plymouth Industrial REIT, Inc. (REIT)	53,969	1,242,366
Terreno Realty Corp. (REIT)	99,056	5,953,266

		13,199,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (0.5%)
Brandywine Realty Trust (REIT)	217,805	$1,012,793
City Office REIT, Inc. (REIT)	57,666	321,200
Corporate Office Properties Trust (REIT)	139,483	3,312,721
Douglas Emmett, Inc. (REIT) (x)	74,980	942,499
Easterly Government Properties, Inc. (REIT), Class A	116,208	1,685,016
Equity Commonwealth (REIT)	129,258	2,618,767
Hudson Pacific Properties, Inc. (REIT)	63,547	268,168
JBG SMITH Properties (REIT) (x)	137,655	2,070,331
Office Properties Income Trust (REIT)	61,499	473,542
Orion Office REIT, Inc. (REIT)	81,975	541,855
Paramount Group, Inc. (REIT)	240,575	1,065,747
Peakstone Realty Trust (REIT) (x)	34,876	973,738
Piedmont Office Realty Trust, Inc. (REIT), Class A	162,448	1,180,997
Postal Realty Trust, Inc. (REIT), Class A	24,895	366,206
SL Green Realty Corp. (REIT) (x)	18,226	547,691

		17,381,271

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	1,937	42,188
Anywhere Real Estate, Inc.*	137,357	917,545
Compass, Inc., Class A*	369,731	1,294,058
Cushman & Wakefield plc (x)*	201,789	1,650,634
DigitalBridge Group, Inc.	202,939	2,985,233
Douglas Elliman, Inc.	101,836	226,076
eXp World Holdings, Inc. (x)	86,596	1,756,167
Forestar Group, Inc.*	25,290	570,290
FRP Holdings, Inc.*	8,958	515,712
Kennedy-Wilson Holdings, Inc.	150,557	2,458,596
Marcus & Millichap, Inc.	30,949	975,203
Maui Land & Pineapple Co., Inc.*	5,969	84,999
Newmark Group, Inc., Class A	171,502	1,066,742
Opendoor Technologies, Inc. (x)*	680,323	2,734,898
RE/MAX Holdings, Inc., Class A	21,921	422,198
Redfin Corp. (x)*	136,373	1,693,753
RMR Group, Inc. (The), Class A	19,637	454,989
St Joe Co. (The)	42,499	2,054,402
Stratus Properties, Inc.	7,948	208,635
Tejon Ranch Co.*	26,978	464,291
Transcontinental Realty Investors, Inc.*	1,627	59,597

		22,636,206

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	180,216	1,535,440
BRT Apartments Corp. (REIT)	16,207	320,899
Centerspace (REIT)	18,576	1,139,823
Clipper Realty, Inc. (REIT)	21,888	124,105
Elme Communities (REIT)	107,433	1,766,199
Independence Realty Trust, Inc. (REIT)	280,255	5,106,246
NexPoint Residential Trust, Inc. (REIT)	29,679	1,349,801
UMH Properties, Inc. (REIT)	69,976	1,118,216
Veris Residential, Inc. (REIT)*	106,239	1,705,136

		14,165,865

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	114,890	1,653,267
Alexander’s, Inc. (REIT) (x)	2,947	541,835
CBL & Associates Properties, Inc. (REIT)	34,165	752,997
Getty Realty Corp. (REIT)	55,285	1,869,739
InvenTrust Properties Corp. (REIT)	84,981	1,966,460
Kite Realty Group Trust (REIT)	268,727	6,003,361
Macerich Co. (The) (REIT)	274,066	3,088,724
Necessity Retail REIT, Inc. (The) (REIT), Class A	171,482	1,159,218
NETSTREIT Corp. (REIT)	74,955	1,339,446
Phillips Edison & Co., Inc. (REIT) (x)	145,671	4,964,468
Retail Opportunity Investments Corp. (REIT)	160,747	2,171,692
RPT Realty (REIT)	104,201	1,088,900
Saul Centers, Inc. (REIT)	15,970	588,175
SITE Centers Corp. (REIT)	241,275	3,189,656
Tanger Factory Outlet Centers, Inc. (REIT) (x)	126,937	2,801,500
Urban Edge Properties (REIT)	145,700	2,248,151
Urstadt Biddle Properties, Inc. (REIT), Class A	36,620	778,541
Whitestone REIT (REIT)	64,674	627,338

		36,833,468

Specialized REITs (0.5%)
Farmland Partners, Inc. (REIT) (x)	61,731	753,736
Four Corners Property Trust, Inc. (REIT)	107,144	2,721,458
Gladstone Land Corp. (REIT) (x)	43,226	703,287
Outfront Media, Inc. (REIT)	188,827	2,968,360
PotlatchDeltic Corp. (REIT)	97,700	5,163,445
Safehold, Inc. (REIT) (x)	42,710	1,013,508
Uniti Group, Inc. (REIT)	304,517	1,406,869

		14,730,663

Total Real Estate		179,021,545

Utilities (2.8%)
Electric Utilities (0.7%)
ALLETE, Inc.	71,185	4,126,594
Genie Energy Ltd., Class B (x)	21,377	302,271
MGE Energy, Inc.	44,900	3,552,039
Otter Tail Corp. (x)	50,729	4,005,562
PNM Resources, Inc.	103,994	4,690,129
Portland General Electric Co.	117,410	5,498,310
Via Renewables, Inc., Class A	1	6

		22,174,911

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	120,789	5,505,563
Chesapeake Utilities Corp.	21,474	2,555,406
New Jersey Resources Corp.	118,912	5,612,646
Northwest Natural Holding Co.	43,733	1,882,706
ONE Gas, Inc.	67,498	5,184,521
RGC Resources, Inc.	8,957	179,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Gas Holdings, Inc.	80,381	$5,116,251
Spire, Inc.	63,335	4,017,972

		30,054,474

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc., Class A*	90,351	487,895
Montauk Renewables, Inc.*	82,632	614,782
Ormat Technologies, Inc.	65,742	5,289,601
Sunnova Energy International, Inc. (x)*	124,176	2,273,663

		8,665,941

Multi-Utilities (0.4%)
Avista Corp.	91,033	3,574,866
Black Hills Corp.	81,886	4,934,450
NorthWestern Corp.	73,667	4,181,339
Unitil Corp.	20,390	1,033,977

		13,724,632

Water Utilities (0.5%)
American States Water Co.	45,529	3,961,023
Artesian Resources Corp., Class A	10,913	515,312
Cadiz, Inc. (x)*	49,945	202,777
California Water Service Group	67,660	3,493,286
Consolidated Water Co. Ltd. (x)	18,003	436,213
Global Water Resources, Inc.	18,972	240,565
Middlesex Water Co.	21,767	1,755,726
Pure Cycle Corp.*	25,805	283,855
SJW Group	37,231	2,610,265
York Water Co. (The)	17,159	708,152

		14,207,174

Total Utilities		88,827,132

Total Common Stocks (91.7%) (Cost $2,436,032,775)		2,949,613,354

SHORT-TERM INVESTMENTS:
Investment Companies (4.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	40,000,000	40,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	86,306,253	86,323,514
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.02% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		146,323,514

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $18,162,047, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $18,517,495. (xx)	$18,154,407	18,154,407
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $12,005,070, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $12,246,622. (xx)	12,000,000	12,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $10,004,225, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $10,204,310. (xx)	10,000,000	10,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $19,018,694, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $19,380,000. (xx)	19,000,000	19,000,000

Total Repurchase Agreements		59,154,407

Total Short-Term Investments (6.4%) (Cost $205,448,932)		205,477,921

Total Investments in Securities (98.1%) (Cost $2,641,481,707)		3,155,091,275
Other Assets Less Liabilities (1.9%)		60,703,872

Net Assets (100%)		$3,215,795,147

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $2,326,072 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)	At June 30, 2023, the Portfolio had loaned securities with a total value of $163,911,104. This was collateralized by $48,810,544 of various U.S. Government Treasury Securities, ranging from

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

0.000% – 6.250%, maturing 7/20/23 – 5/15/53 and by cash of $119,154,407 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	33,023	2,039,363	—	(168,523)	43,025	407,982	2,321,847	13,803	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	110,275	1,440,462	220,338	(284,120)	67,074	42,753	1,486,507	37,215	—

Total		3,479,825	220,338	(452,643)	110,099	450,735	3,808,354	51,018	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2,810	9/2023	USD	267,469,850	1,528,249

					1,528,249

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$74,190,860	$—	$—	$74,190,860
Consumer Discretionary	309,460,000	—	—	309,460,000
Consumer Staples	101,128,306	—	—	101,128,306
Energy	200,066,917	—	—	200,066,917
Financials	445,216,915	—	—	445,216,915
Health Care	498,619,014	—	325,677	498,944,691
Industrials	513,546,590	—	—	513,546,590
Information Technology	403,160,172	—	—	403,160,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$136,050,226	$—	$—	$136,050,226
Real Estate	179,021,545	—	—	179,021,545
Utilities	88,827,132	—	—	88,827,132
Futures	1,528,249	—	—	1,528,249
Short-Term Investments
Investment Companies	146,323,514	—	—	146,323,514
Repurchase Agreements	—	59,154,407	—	59,154,407

Total Assets	$3,097,139,440	$59,154,407	$325,677	$3,156,619,524

Total Liabilities	$—	$—	$—	$—

Total	$3,097,139,440	$59,154,407	$325,677	$3,156,619,524

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,528,249	*

Total		$1,528,249

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,863,611	$7,863,611

Total	$7,863,611	$7,863,611

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$10,663,530	$10,663,530

Total	$10,663,530	$10,663,530

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$299,882,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$245,090,444
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$380,351,739

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 19%)*	Net Proceeds of Sales and Redemptions (affiliated 21%)*	Net Realized Gain (Loss)
$ 47,225,273	$78,934,228	$48,196,741

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,073,567,536
Aggregate gross unrealized depreciation	(543,394,962)

Net unrealized appreciation	$530,172,574

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,626,446,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $3,374,669)	$3,808,354
Unaffiliated Issuers (Cost $2,578,952,631)	3,092,128,514
Repurchase Agreements (Cost $59,154,407)	59,154,407
Cash	158,381,959
Cash held as collateral at broker for futures	19,356,600
Dividends, interest and other receivables	3,437,086
Due from broker for futures variation margin	786,802
Securities lending income receivable	220,647
Receivable for securities sold	12,569
Receivable for Portfolio shares sold	11,459
Other assets	35,327

Total assets	3,337,333,724

LIABILITIES
Payable for return of collateral on securities loaned	119,154,407
Investment management fees payable	1,159,447
Payable for Portfolio shares repurchased	740,188
Administrative fees payable	336,067
Distribution fees payable – Class IB	85,601
Accrued expenses	62,867

Total liabilities	121,538,577

NET ASSETS	$3,215,795,147

Net assets were comprised of:
Paid in capital	$2,755,294,404
Total distributable earnings (loss)	460,500,743

Net assets	$3,215,795,147

Class IB
Net asset value, offering and redemption price per share, $422,924,925 / 23,294,741 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.16

Class K
Net asset value, offering and redemption price per share, $2,792,870,222 / 152,096,573 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.36

(x)	Includes value of securities on loan of $163,911,104.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($51,018 of dividend income received from affiliates) (net of $35,331 foreign withholding tax)	$27,196,041
Interest	4,003,811
Securities lending (net)	1,755,271

Total income	32,955,123

EXPENSES
Investment management fees	7,039,429
Administrative fees	2,043,604
Distribution fees – Class IB	518,043
Printing and mailing expenses	91,668
Professional fees	86,572
Custodian fees	63,167
Trustees’ fees	50,510
Miscellaneous	41,957

Total expenses	9,934,950

NET INVESTMENT INCOME (LOSS)	23,020,173

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($110,099 realized gain (loss) from affiliates)	60,437,424
Futures contracts	7,863,611

Net realized gain (loss)	68,301,035

Change in unrealized appreciation (depreciation) on:
Investments in securities ($450,735 of change in unrealized appreciation (depreciation) from affiliates)	140,636,297
Futures contracts	10,663,530

Net change in unrealized appreciation (depreciation)	151,299,827

NET REALIZED AND UNREALIZED GAIN (LOSS)	219,600,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$242,621,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,020,173	$32,368,365
Net realized gain (loss)	68,301,035	(53,457,754)
Net change in unrealized appreciation (depreciation)	151,299,827	(938,150,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	242,621,035	(959,239,779)

Distributions to shareholders:
Class IB	—	(11,752,541)
Class K	—	(86,922,883)

Total distributions to shareholders	—	(98,675,424)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 392,967 and 830,214 shares, respectively ]	6,918,519	15,691,551
Capital shares issued in reinvestment of dividends and distributions [ 0 and 685,834 shares, respectively ]	—	11,752,541
Capital shares repurchased [ (1,499,798) and (3,155,302) shares, respectively]	(26,305,922)	(58,125,624)

Total Class IB transactions	(19,387,403)	(30,681,532)

Class K
Capital shares sold [ 2,389,356 and 24,351,345 shares, respectively ]	42,886,514	439,104,869
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,008,176 shares, respectively ]	—	86,922,883
Capital shares repurchased [ (13,408,779) and (35,987,920) shares, respectively]	(239,470,691)	(660,162,345)

Total Class K transactions	(196,584,177)	(134,134,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(215,971,580)	(164,816,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,649,455	(1,222,731,328)
NET ASSETS:
Beginning of period	3,189,145,692	4,411,877,020

End of period	$3,215,795,147	$3,189,145,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020	2019	2018
Net asset value, beginning of period	$16.86		$22.34	$23.34		$20.63	$17.43	$21.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.12	0.06	(aa)	0.10	0.15	0.15
Net realized and unrealized gain (loss)	1.19		(5.11)	3.11		3.82	4.09	(2.59)

Total from investment operations	1.30		(4.99)	3.17		3.92	4.24	(2.44)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.10)		(0.15)	(0.17)	(0.16)
Distributions from net realized gains	—		(0.35)	(4.07)		(1.06)	(0.87)	(1.36)
Return of capital	—		—	—		—	—	(0.01)

Total dividends and distributions	—		(0.49)	(4.17)		(1.21)	(1.04)	(1.53)

Net asset value, end of period	$18.16		$16.86	$22.34		$23.34	$20.63	$17.43

Total return (b)	7.71%		(22.40)%	13.92%		19.31%	24.41%	(11.91)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$422,925		$411,368	$581,771		$593,742	$556,136	$496,605
Ratio of expenses to average net assets (a)(f)	0.84%		0.83%	0.82	%(g)	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (a)(f)	1.22%		0.67%	0.25	%(bb)	0.52%	0.75%	0.66%
Portfolio turnover rate^	8	%(z)	15%	19%		32%	18%	19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020	2019	2018
Net asset value, beginning of period	$17.03		$22.56	$23.53		$20.78	$17.54	$21.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.17	0.13	(aa)	0.15	0.20	0.21
Net realized and unrealized gain (loss)	1.20		(5.17)	3.13		3.86	4.13	(2.62)

Total from investment operations	1.33		(5.00)	3.26		4.01	4.33	(2.41)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.16)		(0.20)	(0.22)	(0.22)
Distributions from net realized gains	—		(0.35)	(4.07)		(1.06)	(0.87)	(1.36)
Return of capital	—		—	—		—	—	(0.01)

Total dividends and distributions	—		(0.53)	(4.23)		(1.26)	(1.09)	(1.59)

Net asset value, end of period	$18.36		$17.03	$22.56		$23.53	$20.78	$17.54

Total return (b)	7.81%		(22.20)%	14.20%		19.59%	24.77%	(11.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,792,870		$2,777,777	$3,830,106		$4,104,427	$3,313,780	$2,707,319
Ratio of expenses to average net assets (a)(f)	0.59%		0.58%	0.57	%(g)	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets (a)(f)	1.47%		0.93%	0.50	%(bb)	0.77%	1.00%	0.93%
Portfolio turnover rate^	8	%(z)	15%	19%		32%	18%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Financials	$324,245,292	16.6%
Industrials	287,543,409	14.8
Health Care	233,137,632	12.0
Consumer Discretionary	223,350,847	11.5
Consumer Staples	178,694,340	9.2
Information Technology	145,856,530	7.5
Materials	131,640,095	6.7
Energy	74,769,177	3.8
Communication Services	73,402,805	3.8
Utilities	61,596,860	3.1
Real Estate	40,240,985	2.1
Investment Companies	12,000,000	0.6
Repurchase Agreement	8,944,386	0.5
Cash and Other	151,165,301	7.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,113.30	$4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.35
Class K
Actual	1,000.00	1,115.00	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.73	3.10

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
Ampol Ltd.	28,680	$575,252
ANZ Group Holdings Ltd.	341,132	5,409,441
APA Group	131,058	847,867
Aristocrat Leisure Ltd.	65,568	1,697,850
ASX Ltd.	22,757	958,589
Aurizon Holdings Ltd.	220,504	577,497
BHP Group Ltd. (ASE Stock Exchange)	310,171	9,254,579
BHP Group Ltd. (London Stock Exchange)	265,671	7,890,789
BlueScope Steel Ltd.	50,920	702,491
Brambles Ltd.	154,430	1,486,354
Cochlear Ltd.	7,551	1,155,436
Coles Group Ltd.	152,149	1,869,990
Commonwealth Bank of Australia	191,926	12,869,552
Computershare Ltd.	67,508	1,056,945
Dexus (REIT)	116,718	607,458
EBOS Group Ltd.	19,323	437,204
Endeavour Group Ltd.	165,078	695,346
Flutter Entertainment plc*	20,360	4,097,758
Fortescue Metals Group Ltd.	194,833	2,901,647
Glencore plc	1,213,285	6,882,408
Goodman Group (REIT)	194,603	2,606,823
GPT Group (The) (REIT)	215,347	595,148
IDP Education Ltd. (x)	26,203	387,462
IGO Ltd.	74,837	763,832
Insurance Australia Group Ltd.	270,947	1,032,291
Lendlease Corp. Ltd.	85,624	443,058
Lottery Corp. Ltd. (The)	241,793	829,303
Macquarie Group Ltd.	42,121	5,019,357
Medibank Pvt Ltd.	330,611	778,014
Mineral Resources Ltd.	20,823	1,000,270
Mirvac Group (REIT)	464,275	701,941
National Australia Bank Ltd.	356,778	6,297,404
Newcrest Mining Ltd.	100,336	1,792,702
Northern Star Resources Ltd.	127,274	1,033,218
Orica Ltd.	52,979	525,440
Origin Energy Ltd.	196,801	1,100,127
Pilbara Minerals Ltd.	287,086	946,738
Qantas Airways Ltd.*	105,752	438,518
QBE Insurance Group Ltd.	165,526	1,742,091
Ramsay Health Care Ltd.	21,388	804,543
REA Group Ltd.	6,309	604,379
Reece Ltd.	28,159	350,978
Rio Tinto Ltd.	42,617	3,279,739
Rio Tinto plc	127,966	8,129,621
Santos Ltd.	382,279	1,925,419
Scentre Group (REIT)	589,937	1,041,963
SEEK Ltd.	38,005	551,416
Sonic Healthcare Ltd.	50,601	1,203,577
South32 Ltd.	514,993	1,298,817
Stockland (REIT)	258,057	695,955
Suncorp Group Ltd.	143,031	1,290,305
Telstra Group Ltd.	473,245	1,358,289
Transurban Group	352,377	3,356,460
Treasury Wine Estates Ltd.	82,819	622,268
Vicinity Ltd. (REIT)	475,722	584,800
Washington H Soul Pattinson & Co. Ltd.	23,296	493,867
Wesfarmers Ltd.	128,203	4,227,813
Westpac Banking Corp.	398,868	5,689,925
WiseTech Global Ltd.	18,259	978,189
Woodside Energy Group Ltd. (ASE Stock Exchange)	167,529	3,879,735
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	1,108,032
Woolworths Group Ltd.	138,532	3,675,727

		137,160,007

Austria (0.2%)
Erste Group Bank AG	39,335	1,381,199
Mondi plc	54,264	828,511
OMV AG	16,814	712,439
Verbund AG	7,840	629,652
voestalpine AG (x)	14,333	515,061

		4,066,862

Belgium (0.7%)
Ageas SA/NV	18,427	746,835
Anheuser-Busch InBev SA/NV	98,733	5,591,861
D’ieteren Group	2,515	444,759
Elia Group SA/NV	3,444	437,510
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	511,493
Groupe Bruxelles Lambert SA	4,991	393,350
KBC Group NV	28,752	2,010,590
Sofina SA	1,780	369,021
Solvay SA	8,549	957,466
UCB SA	14,816	1,313,103
Umicore SA	24,191	676,239
Warehouses De Pauw CVA (REIT)	18,525	508,158

		13,960,385

Brazil (0.0%)†
Yara International ASA	19,902	702,724

Burkina Faso (0.0%)†
Endeavour Mining plc	21,970	528,302

Chile (0.0%)†
Antofagasta plc	45,355	845,233

China (0.5%)
BOC Hong Kong Holdings Ltd.	425,500	1,302,348
Budweiser Brewing Co. APAC Ltd. (m)	209,800	540,989
ESR Group Ltd. (m)	243,800	419,721
Prosus NV*	91,111	6,667,321
SITC International Holdings Co. Ltd.	172,000	315,679
Wilmar International Ltd.	214,500	604,054
Xinyi Glass Holdings Ltd.	165,000	257,963

		10,108,075

Denmark (2.8%)
AP Moller – Maersk A/S, Class A	326	568,904
AP Moller – Maersk A/S, Class B	581	1,022,153
Carlsberg A/S, Class B	11,180	1,787,599
Chr Hansen Holding A/S	12,366	860,104
Coloplast A/S, Class B	13,390	1,674,119
Danske Bank A/S*	79,038	1,924,870
Demant A/S*	10,197	431,496
DSV A/S	21,042	4,428,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Genmab A/S*	7,443	$2,824,961
Novo Nordisk A/S, Class B	188,177	30,393,175
Novozymes A/S, Class B	23,159	1,078,611
Orsted A/S (m)	21,444	2,025,973
Pandora A/S	10,796	964,754
ROCKWOOL A/S, Class B	1,141	295,058
Tryg A/S (x)	40,997	887,361
Vestas Wind Systems A/S*	113,490	3,015,319

		54,182,788

Finland (1.0%)
Elisa OYJ	15,502	827,994
Fortum OYJ	47,593	637,343
Kesko OYJ, Class B	29,519	555,545
Kone OYJ, Class B	39,396	2,057,893
Metso OYJ	79,081	952,674
Neste OYJ	48,131	1,855,013
Nokia OYJ	619,460	2,599,578
Nordea Bank Abp	368,789	4,018,281
Orion OYJ, Class B	11,938	495,397
Sampo OYJ, Class A	52,036	2,333,756
Stora Enso OYJ, Class R	63,949	741,141
UPM-Kymmene OYJ	59,699	1,779,168
Wartsila OYJ Abp	55,498	625,290

		19,479,073

France (9.7%)
Accor SA	20,875	776,249
Adevinta ASA*	29,558	193,858
Aeroports de Paris	3,476	499,446
Air Liquide SA	59,519	10,670,686
Airbus SE	67,384	9,740,714
Alstom SA (x)	36,329	1,084,409
Amundi SA (m)	6,565	388,002
Arkema SA	6,218	586,541
AXA SA	208,538	6,160,948
BioMerieux	4,520	474,370
BNP Paribas SA	126,278	7,976,901
Bollore SE	104,213	649,430
Bouygues SA	23,177	778,417
Bureau Veritas SA	34,306	941,006
Capgemini SE	18,541	3,512,429
Carrefour SA	69,970	1,326,013
Cie de Saint-Gobain	55,022	3,351,798
Cie Generale des Etablissements Michelin SCA	78,494	2,320,382
Covivio SA (REIT)	6,038	285,646
Credit Agricole SA	138,416	1,644,294
Danone SA	72,595	4,448,390
Dassault Aviation SA	2,970	594,265
Dassault Systemes SE	75,892	3,365,514
Edenred	27,692	1,854,282
Eiffage SA	8,669	905,260
Engie SA	207,618	3,453,337
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	2,134,531
EssilorLuxottica SA	21,752	4,116,518
Eurazeo SE	4,772	335,916
Gecina SA (REIT)	5,317	566,423
Getlink SE	42,308	719,846
Hermes International	3,600	7,831,608
Ipsen SA	4,385	527,702
Kering SA	8,389	4,646,143
Klepierre SA (REIT)	24,294	602,722
La Francaise des Jeux SAEM (m)	10,954	431,292
Legrand SA	30,245	3,000,354
L’Oreal SA	27,376	12,775,761
LVMH Moet Hennessy Louis Vuitton SE	31,388	29,621,658
Orange SA	211,597	2,474,902
Pernod Ricard SA	23,424	5,175,282
Publicis Groupe SA	26,005	2,028,624
Remy Cointreau SA	2,513	402,892
Renault SA	20,575	868,137
Safran SA	38,854	6,104,416
Sartorius Stedim Biotech	3,199	799,419
SEB SA	3,082	318,653
Societe Generale SA	82,023	2,135,213
Sodexo SA	10,033	1,104,882
Teleperformance	6,819	1,144,744
Thales SA	11,844	1,772,904
TotalEnergies SE	268,920	15,412,466
Unibail-Rodamco-Westfield (REIT)*	12,902	681,912
Valeo	22,879	490,921
Veolia Environnement SA	78,447	2,480,219
Vinci SA	60,413	7,021,640
Vivendi SE	83,381	768,717
Wendel SE	3,045	312,828
Worldline SA (m)*	28,004	1,024,943

		187,816,775

Germany (7.7%)
adidas AG	18,147	3,519,700
Allianz SE (Registered)	45,846	10,664,190
BASF SE	101,502	4,928,181
Bayer AG (Registered)	111,674	6,174,005
Bayerische Motoren Werke AG	37,471	4,602,051
Bayerische Motoren Werke AG (Preference) (q)	6,767	769,430
Bechtle AG	10,218	404,866
Beiersdorf AG	11,698	1,547,728
Brenntag SE	16,964	1,321,657
Carl Zeiss Meditec AG	4,428	478,801
Commerzbank AG	123,166	1,363,816
Continental AG	12,783	963,382
Covestro AG (m)*	21,836	1,133,842
Daimler Truck Holding AG	53,387	1,922,175
Deutsche Bank AG (Registered)	219,963	2,308,134
Deutsche Boerse AG	21,401	3,952,429
Deutsche Lufthansa AG (Registered)*	72,330	740,329
Deutsche Post AG (Registered)	113,871	5,560,596
Deutsche Telekom AG (Registered)	368,434	8,030,734
Dr Ing hc F Porsche AG (Preference) (q)	13,083	1,623,799
E.ON SE	251,727	3,208,597
Evonik Industries AG	24,597	467,541
Fresenius Medical Care AG & Co. KGaA	23,120	1,104,178
Fresenius SE & Co. KGaA	46,123	1,276,686
GEA Group AG	16,791	701,730
Hannover Rueck SE	6,871	1,456,992
Heidelberg Materials AG	15,832	1,300,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
HelloFresh SE (x)*	19,689	$486,834
Henkel AG & Co. KGaA	11,005	774,571
Henkel AG & Co. KGaA (Preference) (q)	19,704	1,575,072
Infineon Technologies AG	148,447	6,122,031
Knorr-Bremse AG	7,904	603,469
LEG Immobilien SE*	7,516	431,652
Mercedes-Benz Group AG	97,289	7,829,970
Merck KGaA	14,963	2,473,868
MTU Aero Engines AG	5,932	1,537,008
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,925	5,971,655
Nemetschek SE	5,978	447,678
Porsche Automobil Holding SE (Preference) (q)*	17,999	1,082,616
Puma SE	12,970	779,960
Rational AG	634	458,710
Rheinmetall AG	5,051	1,386,852
RWE AG	72,445	3,153,328
SAP SE	118,700	16,207,760
Sartorius AG (Preference) (q)	2,975	1,020,201
Scout24 SE (m)	8,542	541,476
Siemens AG (Registered)	86,391	14,379,651
Siemens Energy AG*	61,127	1,079,014
Siemens Healthineers AG (m)	31,260	1,769,229
Symrise AG, Class A	15,114	1,583,350
Talanx AG (x)	7,496	429,739
Telefonica Deutschland Holding AG	110,250	309,827
Volkswagen AG	3,175	529,713
Volkswagen AG (Preference) (q)	23,651	3,172,248
Vonovia SE	81,146	1,584,335
Wacker Chemie AG	2,160	296,419
Zalando SE (m)*	26,753	769,672

		150,313,519

Hong Kong (2.1%)
AIA Group Ltd.	1,323,812	13,507,096
CK Asset Holdings Ltd.	227,152	1,260,636
CK Infrastructure Holdings Ltd.	68,000	359,948
CLP Holdings Ltd.	188,500	1,467,196
Futu Holdings Ltd. (ADR) (x)*	6,388	253,859
Hang Lung Properties Ltd.	180,000	277,816
Hang Seng Bank Ltd.	82,900	1,180,668
Henderson Land Development Co. Ltd.	159,025	474,174
HKT Trust & HKT Ltd.	459,013	534,610
Hong Kong & China Gas Co. Ltd.	1,256,722	1,086,884
Hong Kong Exchanges & Clearing Ltd.	143,858	5,470,781
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	123,000	474,780
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,344
Jardine Matheson Holdings Ltd.	17,900	898,222
Link REIT (REIT)	290,480	1,617,201
MTR Corp. Ltd.	166,000	764,082
New World Development Co. Ltd.	148,621	367,089
Power Assets Holdings Ltd.	151,500	794,650
Prudential plc	311,649	4,394,982
Sino Land Co. Ltd.	405,172	498,239
Sun Hung Kai Properties Ltd.	165,500	2,087,428
Swire Pacific Ltd., Class A	45,000	346,215
Swire Properties Ltd.	138,800	342,122
Techtronic Industries Co. Ltd.	164,500	1,799,983
WH Group Ltd. (m)	967,103	513,947
Wharf Real Estate Investment Co. Ltd.	186,900	935,443

		41,710,395

Ireland (0.6%)
AerCap Holdings NV*	18,491	1,174,548
AIB Group plc	133,813	562,976
Bank of Ireland Group plc	124,168	1,186,307
CRH plc	84,163	4,648,529
Kerry Group plc, Class A	18,424	1,797,660
Kingspan Group plc	17,799	1,185,033
Smurfit Kappa Group plc	29,760	993,365

		11,548,418

Israel (0.5%)
Azrieli Group Ltd.	4,926	278,408
Bank Hapoalim BM	146,650	1,202,735
Bank Leumi Le-Israel BM	167,471	1,254,759
Check Point Software Technologies Ltd.*	11,251	1,413,351
Elbit Systems Ltd.	3,155	657,595
ICL Group Ltd.	81,138	444,262
Israel Discount Bank Ltd., Class A	134,713	669,752
Mizrahi Tefahot Bank Ltd.	16,868	563,715
Nice Ltd.*	7,516	1,551,013
Teva Pharmaceutical Industries Ltd. (ADR)*	131,313	988,787
Tower Semiconductor Ltd.*	13,585	501,939
Wix.com Ltd.*	5,891	460,912

		9,987,228

Italy (2.0%)
Amplifon SpA	12,997	477,014
Assicurazioni Generali SpA	114,871	2,339,502
Coca-Cola HBC AG	25,890	771,423
Davide Campari-Milano NV	60,150	833,595
DiaSorin SpA	3,041	316,486
Enel SpA	924,534	6,227,929
Eni SpA	267,589	3,858,495
Ferrari NV	14,257	4,667,528
FinecoBank Banca Fineco SpA	70,390	949,484
Infrastrutture Wireless Italiane SpA (m)	36,130	477,046
Intesa Sanpaolo SpA	1,828,666	4,806,307
Mediobanca Banca di Credito Finanziario SpA	61,172	733,558
Moncler SpA	23,476	1,624,386
Nexi SpA (m)*	69,067	542,247
Poste Italiane SpA (m)	57,081	619,282
Prysmian SpA	28,597	1,197,759
Recordati Industria Chimica e Farmaceutica SpA	11,564	552,710
Snam SpA	230,608	1,205,163
Telecom Italia SpA (x)*	1,086,535	306,349
Terna – Rete Elettrica Nazionale	161,612	1,376,611
UniCredit SpA	208,163	4,854,399

		38,737,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (20.5%)
Advantest Corp.	21,300	$2,853,447
Aeon Co. Ltd.	73,800	1,510,704
AGC, Inc. (x)	23,000	827,781
Aisin Corp.	17,500	540,944
Ajinomoto Co., Inc.	52,100	2,074,394
ANA Holdings, Inc.*	16,700	398,443
Asahi Group Holdings Ltd.	55,000	2,131,965
Asahi Intecc Co. Ltd.	26,300	517,115
Asahi Kasei Corp.	141,000	957,116
Astellas Pharma, Inc.	203,200	3,027,979
Azbil Corp.	12,000	379,725
Bandai Namco Holdings, Inc.	67,500	1,561,908
BayCurrent Consulting, Inc.	15,800	593,599
Bridgestone Corp. (x)	64,200	2,638,000
Brother Industries Ltd.	28,000	410,601
Canon, Inc. (x)	115,800	3,055,731
Capcom Co. Ltd.	19,200	760,953
Central Japan Railway Co.	16,700	2,094,286
Chiba Bank Ltd. (The)	58,900	357,339
Chubu Electric Power Co., Inc.	74,100	904,920
Chugai Pharmaceutical Co. Ltd. (x)	77,800	2,212,636
Concordia Financial Group Ltd.	112,600	443,771
CyberAgent, Inc.	54,400	397,296
Dai Nippon Printing Co. Ltd.	26,700	757,018
Daifuku Co. Ltd.	32,000	655,233
Dai-ichi Life Holdings, Inc.	105,700	2,027,577
Daiichi Sankyo Co. Ltd.	210,300	6,668,910
Daikin Industries Ltd.	30,000	6,123,740
Daito Trust Construction Co. Ltd.	6,900	700,116
Daiwa House Industry Co. Ltd.	66,500	1,757,562
Daiwa House REIT Investment Corp. (REIT)	264	506,693
Daiwa Securities Group, Inc.	157,400	814,419
Denso Corp.	49,800	3,357,334
Dentsu Group, Inc. (x)	21,581	707,861
Disco Corp.	9,900	1,566,226
East Japan Railway Co.	34,309	1,902,625
Eisai Co. Ltd.	28,200	1,900,440
ENEOS Holdings, Inc.	340,990	1,168,338
FANUC Corp.	107,900	3,793,806
Fast Retailing Co. Ltd.	19,900	5,108,786
Fuji Electric Co. Ltd.	13,400	590,489
FUJIFILM Holdings Corp.	41,600	2,470,661
Fujitsu Ltd.	20,000	2,578,539
GLP J-REIT (REIT)	495	488,095
GMO Payment Gateway, Inc.	5,100	398,157
Hakuhodo DY Holdings, Inc.	27,200	287,182
Hamamatsu Photonics KK	15,500	760,893
Hankyu Hanshin Holdings, Inc.	26,900	890,993
Hikari Tsushin, Inc.	2,600	373,661
Hirose Electric Co. Ltd.	3,224	429,111
Hitachi Construction Machinery Co. Ltd.	12,300	346,466
Hitachi Ltd.	106,600	6,597,646
Honda Motor Co. Ltd.	174,900	5,283,479
Hoshizaki Corp.	11,000	395,569
Hoya Corp.	40,300	4,807,363
Hulic Co. Ltd. (x)	46,900	402,500
Ibiden Co. Ltd.	13,000	737,180
Idemitsu Kosan Co. Ltd.	24,377	489,354
Iida Group Holdings Co. Ltd.	14,800	250,465
Inpex Corp. (x)	112,300	1,252,383
Isuzu Motors Ltd.	63,000	767,022
ITOCHU Corp. (x)	134,900	5,364,742
Itochu Techno-Solutions Corp.	11,100	280,877
Japan Airlines Co. Ltd.	16,538	359,262
Japan Exchange Group, Inc.	58,500	1,023,390
Japan Metropolitan Fund Invest (REIT)	799	533,646
Japan Post Bank Co. Ltd.	165,100	1,293,509
Japan Post Holdings Co. Ltd.	245,800	1,767,439
Japan Post Insurance Co. Ltd.	20,500	308,211
Japan Real Estate Investment Corp. (REIT)	158	601,155
Japan Tobacco, Inc. (x)	136,400	2,989,761
JFE Holdings, Inc.	53,100	761,965
JSR Corp.	22,500	646,842
Kajima Corp.	44,600	674,607
Kansai Electric Power Co., Inc. (The)	79,300	996,311
Kao Corp.	53,000	1,919,638
Kawasaki Kisen Kaisha Ltd.	16,300	395,449
KDDI Corp.	170,100	5,257,084
Keio Corp.	11,100	349,034
Keisei Electric Railway Co. Ltd.	14,300	592,691
Keyence Corp.	22,140	10,470,409
Kikkoman Corp.	15,800	891,599
Kintetsu Group Holdings Co. Ltd.	20,300	703,377
Kirin Holdings Co. Ltd. (x)	85,200	1,244,289
Kobayashi Pharmaceutical Co. Ltd.	6,200	337,344
Kobe Bussan Co. Ltd.	16,600	429,109
Koei Tecmo Holdings Co. Ltd.	10,940	189,220
Koito Manufacturing Co. Ltd.	22,400	406,574
Komatsu Ltd.	106,700	2,887,122
Konami Group Corp.	11,800	618,362
Kose Corp.	4,000	384,508
Kubota Corp.	115,700	1,685,442
Kurita Water Industries Ltd.	12,000	461,216
Kyocera Corp.	36,800	2,000,309
Kyowa Kirin Co. Ltd.	29,700	549,005
Lasertec Corp.	8,900	1,345,134
Lixil Corp.	34,000	431,807
M3, Inc.	52,500	1,135,007
Makita Corp.	23,800	668,062
Marubeni Corp.	177,000	3,023,830
MatsukiyoCocokara & Co.	13,600	764,246
Mazda Motor Corp.	60,600	592,240
McDonald’s Holdings Co. Japan Ltd. (x)	10,676	415,203
Meiji Holdings Co. Ltd.	26,044	581,810
Minebea Mitsumi, Inc.	42,700	808,593
MISUMI Group, Inc.	33,500	670,485
Mitsubishi Chemical Group Corp.	138,800	836,883
Mitsubishi Corp.	140,600	6,815,455
Mitsubishi Electric Corp.	216,600	3,043,823
Mitsubishi Estate Co. Ltd.	131,900	1,573,305
Mitsubishi HC Capital, Inc.	87,200	519,581
Mitsubishi Heavy Industries Ltd.	36,499	1,707,570
Mitsubishi UFJ Financial Group, Inc.	1,298,000	9,581,009
Mitsui & Co. Ltd.	149,100	5,610,095
Mitsui Chemicals, Inc.	19,900	588,106
Mitsui Fudosan Co. Ltd.	103,500	2,065,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui OSK Lines Ltd. (x)	37,700	$902,170
Mizuho Financial Group, Inc.	272,643	4,161,377
MonotaRO Co. Ltd.	25,500	324,943
MS&AD Insurance Group Holdings, Inc.	49,580	1,766,616
Murata Manufacturing Co. Ltd.	66,200	3,798,546
NEC Corp.	26,800	1,303,049
Nexon Co. Ltd.	46,200	885,282
NGK Insulators Ltd.	24,200	289,492
Nidec Corp.	47,400	2,605,386
Nintendo Co. Ltd.	117,900	5,363,010
Nippon Building Fund, Inc. (REIT) (x)	165	649,025
Nippon Express Holdings, Inc. (x)	8,200	462,463
Nippon Paint Holdings Co. Ltd.	93,800	775,437
Nippon Prologis REIT, Inc. (REIT)	259	519,586
Nippon Sanso Holdings Corp.	18,000	391,259
Nippon Shinyaku Co. Ltd.	6,800	277,377
Nippon Steel Corp.	90,808	1,906,197
Nippon Telegraph & Telephone Corp.	3,369,900	3,992,975
Nippon Yusen KK	54,100	1,202,239
Nissan Chemical Corp.	15,500	667,952
Nissan Motor Co. Ltd.	258,600	1,067,932
Nisshin Seifun Group, Inc.	23,015	284,415
Nissin Foods Holdings Co. Ltd.	6,800	561,657
Nitori Holdings Co. Ltd.	8,800	984,623
Nitto Denko Corp.	16,700	1,237,887
Nomura Holdings, Inc.	338,100	1,283,168
Nomura Real Estate Holdings, Inc.	14,100	335,406
Nomura Real Estate Master Fund, Inc. (REIT)	454	523,573
Nomura Research Institute Ltd.	44,498	1,227,208
NTT Data Group Corp.	73,400	1,027,720
Obayashi Corp.	71,900	623,036
Obic Co. Ltd.	7,900	1,266,550
Odakyu Electric Railway Co. Ltd.	32,000	428,861
Oji Holdings Corp.	84,700	317,265
Olympus Corp.	135,400	2,143,230
Omron Corp.	20,700	1,268,061
Ono Pharmaceutical Co. Ltd.	44,600	808,678
Open House Group Co. Ltd.	7,700	277,774
Oracle Corp.	4,900	364,122
Oriental Land Co. Ltd.	123,700	4,829,379
ORIX Corp.	135,800	2,483,588
Osaka Gas Co. Ltd.	45,600	699,507
Otsuka Corp.	13,200	513,672
Otsuka Holdings Co. Ltd. (x)	43,200	1,583,305
Pan Pacific International Holdings Corp.	44,800	802,807
Panasonic Holdings Corp.	246,900	3,024,519
Persol Holdings Co. Ltd.	21,000	380,033
Rakuten Group, Inc.	170,400	593,504
Recruit Holdings Co. Ltd.	163,700	5,224,243
Renesas Electronics Corp.*	142,900	2,704,352
Resona Holdings, Inc.	245,005	1,174,026
Ricoh Co. Ltd.	58,500	499,494
Rohm Co. Ltd.	9,500	897,921
SBI Holdings, Inc.	30,220	583,389
SCSK Corp.	18,600	292,762
Secom Co. Ltd.	24,200	1,638,641
Seiko Epson Corp.	30,100	467,374
Sekisui Chemical Co. Ltd.	40,800	590,181
Sekisui House Ltd.	71,800	1,452,953
Seven & i Holdings Co. Ltd.	84,700	3,662,252
SG Holdings Co. Ltd.	35,900	512,209
Sharp Corp.*	30,400	169,408
Shimadzu Corp.	26,500	820,417
Shimano, Inc.	8,400	1,406,049
Shimizu Corp.	69,900	441,451
Shin-Etsu Chemical Co. Ltd.	207,100	6,883,339
Shionogi & Co. Ltd.	29,600	1,250,604
Shiseido Co. Ltd.	46,100	2,088,614
Shizuoka Financial Group, Inc.	52,600	382,126
SMC Corp.	6,600	3,668,282
SoftBank Corp.	331,400	3,545,311
SoftBank Group Corp.	116,700	5,538,774
Sompo Holdings, Inc.	36,725	1,646,389
Sony Group Corp.	143,300	12,853,671
Square Enix Holdings Co. Ltd.	9,700	451,655
Subaru Corp.	70,300	1,330,083
SUMCO Corp. (x)	42,100	595,871
Sumitomo Chemical Co. Ltd.	150,500	458,118
Sumitomo Corp.	129,200	2,745,047
Sumitomo Electric Industries Ltd.	83,600	1,025,837
Sumitomo Metal Mining Co. Ltd.	26,999	870,202
Sumitomo Mitsui Financial Group, Inc.	148,497	6,355,843
Sumitomo Mitsui Trust Holdings, Inc.	38,668	1,383,639
Sumitomo Realty & Development Co. Ltd.	33,800	837,729
Suntory Beverage & Food Ltd. (x)	16,300	591,063
Suzuki Motor Corp.	41,300	1,500,790
Sysmex Corp.	18,700	1,278,275
T&D Holdings, Inc.	57,700	852,472
Taisei Corp.	20,300	710,021
Takeda Pharmaceutical Co. Ltd.	179,863	5,653,283
TDK Corp.	45,100	1,746,328
Terumo Corp.	78,000	2,480,722
TIS, Inc.	25,400	636,411
Tobu Railway Co. Ltd.	20,700	555,407
Toho Co. Ltd.	13,900	528,810
Tokio Marine Holdings, Inc.	204,300	4,717,121
Tokyo Electric Power Co. Holdings, Inc.*	164,300	602,597
Tokyo Electron Ltd.	50,900	7,289,062
Tokyo Gas Co. Ltd.	43,000	939,448
Tokyu Corp.	62,900	758,551
Toppan, Inc.	27,400	592,001
Toray Industries, Inc.	153,600	858,128
Toshiba Corp.	44,500	1,394,813
Tosoh Corp.	32,200	381,757
TOTO Ltd.	13,900	419,243
Toyota Industries Corp.	16,900	1,212,401
Toyota Motor Corp.	1,205,450	19,264,341
Toyota Tsusho Corp.	24,200	1,208,045
Trend Micro, Inc.	14,700	711,888
Unicharm Corp.	47,300	1,752,511
USS Co. Ltd.	25,800	427,593
Welcia Holdings Co. Ltd.	8,500	176,859
West Japan Railway Co.	25,600	1,065,396
Yakult Honsha Co. Ltd.	14,600	925,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Yamaha Corp.	16,800	$646,057
Yamaha Motor Co. Ltd. (x)	33,600	968,189
Yamato Holdings Co. Ltd.	33,700	609,468
Yaskawa Electric Corp.	27,100	1,247,567
Yokogawa Electric Corp.	28,100	515,683
Z Holdings Corp.	322,700	779,287
ZOZO, Inc.	14,300	295,964

		398,842,041

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	422,495

Luxembourg (0.1%)
ArcelorMittal SA	53,470	1,456,764
Eurofins Scientific SE	15,639	993,367

		2,450,131

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	249,000	1,589,187
Sands China Ltd.*	266,400	911,747

		2,500,934

Netherlands (5.1%)
ABN AMRO Bank NV (CVA) (m)	43,692	679,584
Adyen NV (m)*	2,453	4,250,102
Aegon NV (x)	198,898	1,007,360
Akzo Nobel NV	20,169	1,648,019
Argenx SE*	6,322	2,446,232
ASM International NV	5,428	2,308,415
ASML Holding NV	45,826	33,172,101
Euronext NV (m)	9,287	631,686
EXOR NV	12,215	1,091,447
Ferrovial SE	58,857	1,863,514
Heineken Holding NV	12,555	1,091,659
Heineken NV	29,464	3,032,192
IMCD NV	6,556	943,011
ING Groep NV	411,422	5,556,078
JDE Peet’s NV	10,624	316,030
Koninklijke Ahold Delhaize NV	112,292	3,830,260
Koninklijke KPN NV	377,464	1,347,506
Koninklijke Philips NV*	109,473	2,369,033
NN Group NV	29,675	1,101,116
OCI NV	13,121	314,991
Randstad NV	11,764	619,982
Shell plc	778,395	23,175,629
Universal Music Group NV	92,113	2,046,528
Wolters Kluwer NV	29,140	3,700,047

		98,542,522

New Zealand (0.2%)
Auckland International Airport Ltd.*	133,903	701,670
Fisher & Paykel Healthcare Corp. Ltd.	65,506	984,491
Mercury NZ Ltd.	88,765	354,218
Meridian Energy Ltd.	149,621	515,554
Spark New Zealand Ltd.	194,516	608,001
Xero Ltd.*	16,176	1,292,799

		4,456,733

Norway (0.5%)
Aker BP ASA	35,162	823,959
DNB Bank ASA	106,274	1,986,872
Equinor ASA	108,747	3,159,068
Gjensidige Forsikring ASA	24,944	399,788
Kongsberg Gruppen ASA	8,763	398,614
Mowi ASA	51,522	817,646
Norsk Hydro ASA	156,702	931,402
Orkla ASA	92,310	662,918
Salmar ASA	7,336	295,912
Telenor ASA	80,575	816,807

		10,292,986

Portugal (0.2%)
EDP – Energias de Portugal SA	334,507	1,637,358
Galp Energia SGPS SA	54,850	641,328
Jeronimo Martins SGPS SA	31,578	870,617

		3,149,303

Singapore (1.5%)
CapitaLand Ascendas REIT (REIT)	385,966	778,534
CapitaLand Integrated Commercial Trust (REIT)	617,305	873,106
CapitaLand Investment Ltd.	294,200	723,098
City Developments Ltd.	47,700	237,804
DBS Group Holdings Ltd.	209,800	4,905,614
Genting Singapore Ltd.	744,641	516,721
Grab Holdings Ltd., Class A*	221,065	758,253
Jardine Cycle & Carriage Ltd.	12,400	320,051
Keppel Corp. Ltd.	167,900	835,717
Mapletree Logistics Trust (REIT)	386,051	463,492
Mapletree Pan Asia Commercial Trust (REIT)	245,400	294,449
Oversea-Chinese Banking Corp. Ltd.	392,106	3,572,741
Sea Ltd. (ADR)*	41,475	2,407,209
Seatrium Ltd.*	4,426,277	409,897
Singapore Airlines Ltd.	145,200	768,450
Singapore Exchange Ltd.	98,100	698,443
Singapore Technologies Engineering Ltd.	178,900	488,068
Singapore Telecommunications Ltd.	956,000	1,771,276
STMicroelectronics NV	78,871	3,923,712
United Overseas Bank Ltd.	144,675	2,999,122
UOL Group Ltd.	52,911	251,994
Venture Corp. Ltd.	27,300	298,177

		28,295,928

South Africa (0.2%)
Anglo American plc	143,867	4,077,825

South Korea (0.1%)
Delivery Hero SE (m)*	20,487	903,139

Spain (2.3%)
Acciona SA (x)	3,074	522,066
ACS Actividades de Construccion y Servicios SA (x)	24,322	855,156
Aena SME SA (m)	8,225	1,329,528
Amadeus IT Group SA*	51,828	3,951,430
Banco Bilbao Vizcaya Argentaria SA	682,048	5,259,080
Banco Santander SA	1,870,359	6,939,939
CaixaBank SA	462,846	1,919,816
Cellnex Telecom SA (m)	64,915	2,631,664
Corp. ACCIONA Energias Renovables SA (x)	8,240	275,702
EDP Renovaveis SA	28,566	572,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Enagas SA (x)	30,951	$608,142
Endesa SA (x)	34,902	749,787
Grifols SA*	36,105	463,066
Iberdrola SA	661,721	8,643,319
Industria de Diseno Textil SA	123,504	4,798,408
Naturgy Energy Group SA	14,594	434,710
Redeia Corp. SA (x)	50,343	845,418
Repsol SA (x)	150,206	2,183,997
Telefonica SA	588,657	2,388,081

		45,371,471

Sweden (2.8%)
Alfa Laval AB	32,504	1,185,365
Assa Abloy AB, Class B	113,612	2,727,174
Atlas Copco AB, Class A	304,187	4,387,070
Atlas Copco AB, Class B	175,940	2,192,136
Beijer Ref AB	39,857	509,341
Boliden AB	32,427	938,616
Embracer Group AB, Class B (x)*	74,507	186,485
Epiroc AB, Class A	77,356	1,465,253
Epiroc AB, Class B	43,088	696,900
EQT AB	35,627	686,194
Essity AB, Class B	67,363	1,793,002
Evolution AB (m)	20,430	2,588,884
Fastighets AB Balder, Class B*	77,838	284,438
Getinge AB, Class B	24,437	428,348
H & M Hennes & Mauritz AB, Class B	77,787	1,337,757
Hexagon AB, Class B	233,637	2,876,802
Holmen AB, Class B	11,684	419,911
Husqvarna AB, Class B	52,123	472,794
Industrivarden AB, Class A	14,864	412,139
Industrivarden AB, Class C	17,064	470,878
Indutrade AB	29,887	674,381
Investment AB Latour, Class B	18,533	367,780
Investor AB, Class A	51,641	1,033,479
Investor AB, Class B	199,885	3,999,693
Kinnevik AB, Class B*	30,063	417,055
L E Lundbergforetagen AB, Class B	9,254	393,985
Lifco AB, Class B	24,596	535,253
Nibe Industrier AB, Class B	170,779	1,623,216
Saab AB, Class B	9,477	512,315
Sagax AB, Class B	23,672	467,872
Sandvik AB	122,733	2,396,559
Securitas AB, Class B	52,381	430,204
Skandinaviska Enskilda Banken AB, Class A	184,663	2,043,105
Skanska AB, Class B	37,174	521,556
SKF AB, Class B	37,974	661,325
Svenska Cellulosa AB SCA, Class B	66,481	848,061
Svenska Handelsbanken AB, Class A	160,335	1,344,845
Swedbank AB, Class A	98,741	1,667,633
Swedish Orphan Biovitrum AB*	21,037	410,281
Tele2 AB, Class B	59,247	490,375
Telefonaktiebolaget LM Ericsson, Class B	321,863	1,755,464
Telia Co. AB	277,677	608,963
Volvo AB, Class A	21,221	452,557
Volvo AB, Class B	171,536	3,557,990
Volvo Car AB, Class B (x)*	74,215	295,094

		53,568,528

Switzerland (5.6%)
ABB Ltd. (Registered)	178,669	7,030,322
Adecco Group AG (Registered)	19,946	651,050
Alcon, Inc.	56,580	4,700,985
Bachem Holding AG	3,890	339,692
Baloise Holding AG (Registered)	5,472	804,772
Banque Cantonale Vaudoise (Registered)	3,769	398,180
Barry Callebaut AG (Registered)	429	828,133
BKW AG	2,643	466,875
Chocoladefabriken Lindt & Spruengli AG	111	1,394,342
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	1,488,695
Cie Financiere Richemont SA (Registered)	59,337	10,067,926
Clariant AG (Registered)	24,093	348,268
DSM-Firmenich AG*	19,759	2,126,369
Dufry AG (Registered)*	11,662	531,602
EMS-Chemie Holding AG (Registered)	795	602,116
Geberit AG (Registered)	3,851	2,016,200
Givaudan SA (Registered)	1,050	3,483,313
Helvetia Holding AG (Registered)	4,393	594,671
Julius Baer Group Ltd.	24,303	1,532,375
Kuehne + Nagel International AG (Registered)	6,182	1,827,510
Logitech International SA (Registered)	18,693	1,111,429
Lonza Group AG (Registered)	8,465	5,055,217
Novartis AG (Registered)	232,997	23,515,782
Partners Group Holding AG	2,627	2,473,563
Schindler Holding AG	4,574	1,073,032
Schindler Holding AG (Registered)	2,528	568,084
SGS SA (Registered)	16,679	1,575,313
SIG Group AG	34,489	953,170
Sika AG (Registered)	16,552	4,734,246
Sonova Holding AG (Registered)	5,853	1,559,214
Straumann Holding AG (Registered)	12,497	2,029,391
Swatch Group AG (The)	3,196	936,714
Swatch Group AG (The) (Registered)	6,356	349,369
Swiss Life Holding AG (Registered)	3,531	2,065,938
Swiss Prime Site AG (Registered)	8,921	774,218
Swisscom AG (Registered)	2,949	1,839,753
Temenos AG (Registered)	6,730	535,858
UBS Group AG (Registered)	373,867	7,606,559
VAT Group AG (m)	3,107	1,286,845
Zurich Insurance Group AG	17,103	8,125,700

		109,402,791

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (10.4%)
3i Group plc	111,881	2,778,480
abrdn plc	225,115	624,727
Admiral Group plc	20,089	532,309
Ashtead Group plc	49,033	3,404,850
Associated British Foods plc	38,271	970,731
AstraZeneca plc	176,174	25,234,861
Auto Trader Group plc (m)	105,579	818,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Aviva plc	315,756	$1,591,420
BAE Systems plc	342,725	4,043,788
Barclays plc	1,789,253	3,495,018
Barratt Developments plc	113,544	596,077
Berkeley Group Holdings plc	13,072	651,102
BP plc	2,011,404	11,784,508
British American Tobacco plc	241,454	8,010,586
British Land Co. plc (The) (REIT)	109,910	423,869
BT Group plc	804,889	1,252,282
Bunzl plc	39,584	1,507,091
Burberry Group plc	42,591	1,146,274
Centrica plc	672,921	1,059,739
CK Hutchison Holdings Ltd.	308,652	1,889,235
CNH Industrial NV	117,249	1,694,676
Coca-Cola Europacific Partners plc	23,814	1,534,336
Compass Group plc	198,347	5,548,412
Croda International plc	16,272	1,162,940
DCC plc	10,568	590,701
Diageo plc	256,299	10,994,192
Entain plc	68,715	1,115,947
Halma plc	44,220	1,280,014
Hargreaves Lansdown plc	42,558	440,725
HSBC Holdings plc	2,271,027	17,962,478
Imperial Brands plc	99,186	2,193,477
Informa plc	159,635	1,471,522
InterContinental Hotels Group plc	18,870	1,303,093
Intertek Group plc	17,983	976,119
J Sainsbury plc	184,512	631,651
JD Sports Fashion plc	289,119	535,882
Johnson Matthey plc	20,891	464,715
Just Eat Takeaway.com NV (m)*	21,345	327,458
Kingfisher plc	234,124	688,786
Land Securities Group plc (REIT)	78,087	571,036
Legal & General Group plc	675,920	1,959,380
Lloyds Banking Group plc	7,452,046	4,131,205
London Stock Exchange Group plc	45,577	4,829,647
M&G plc	265,973	647,501
National Grid plc	418,015	5,523,703
NatWest Group plc	642,354	1,972,253
Next plc	14,266	1,252,815
Ocado Group plc*	71,902	519,462
Pearson plc	70,717	745,259
Persimmon plc	38,842	506,379
Phoenix Group Holdings plc	90,768	613,501
Reckitt Benckiser Group plc	81,408	6,113,769
RELX plc (London Stock Exchange)	86,255	2,875,606
RELX plc	130,049	4,336,303
Rentokil Initial plc	284,353	2,221,006
Rolls-Royce Holdings plc*	968,660	1,860,422
Sage Group plc (The)	117,644	1,381,984
Schroders plc	78,548	436,957
Segro plc (REIT)	140,839	1,284,036
Severn Trent plc	27,358	891,246
Smith & Nephew plc	100,668	1,624,363
Smiths Group plc	38,310	801,582
Spirax-Sarco Engineering plc	8,004	1,054,285
SSE plc	123,939	2,903,544
St James’s Place plc	63,196	873,390
Standard Chartered plc	278,657	2,430,204
Taylor Wimpey plc	371,148	484,799
Tesco plc	843,413	2,665,213
Unilever plc (Cboe Europe)	207,162	10,784,693
Unilever plc (London Stock Exchange)	79,976	4,170,151
United Utilities Group plc	78,462	958,200
Vodafone Group plc	2,607,640	2,460,362
Whitbread plc	23,130	995,360
Wise plc, Class A*	72,758	607,118
WPP plc	124,076	1,296,973

		201,516,083

United States (6.7%)
CSL Ltd.	54,832	10,146,599
CyberArk Software Ltd.*	4,364	682,224
Experian plc	104,321	4,008,594
GSK plc	465,481	8,222,579
Haleon plc	582,477	2,397,080
Holcim AG	64,092	4,309,066
James Hardie Industries plc (CHDI)*	49,303	1,314,241
Monday.com Ltd.*	2,260	386,957
Nestle SA (Registered)	312,598	37,613,261
QIAGEN NV*	25,779	1,156,377
Roche Holding AG	79,862	24,405,467
Roche Holding AG CHF 1 (x)	3,322	1,090,233
Sanofi	128,990	13,828,114
Schneider Electric SE	61,671	11,240,594
Stellantis NV (Euronext Paris)	146,873	2,581,480
Stellantis NV (Italian Stock Exchange)	113,547	1,998,737
Swiss Re AG	33,692	3,392,640
Tenaris SA	51,041	763,762

		129,538,005

Total Common Stocks (91.1%) (Cost $1,366,979,336)		1,774,477,972

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	7,000,000	7,000,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.02% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		12,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $8,948,150, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $9,123,274. (xx)	$8,944,386	8,944,386

Total Short-Term Investments (1.1%) (Cost $20,944,386)		20,944,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Value (Note 1)
Total Investments in Securities (92.2%) (Cost $1,387,923,722)	$1,795,422,358
Other Assets Less Liabilities (7.8%)	151,165,301

Net Assets (100%)	$1,946,587,659

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $26,644,856 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $33,515,269. This was collateralized by $14,541,425 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 7/15/23 – 5/15/53 and by cash of $20,944,386 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,431	9/2023	EUR	69,127,924	1,252,942
FTSE 100 Index	449	9/2023	GBP	43,003,896	(372,364)
SPI 200 Index	125	9/2023	AUD	14,907,188	139,857
TOPIX Index	234	9/2023	JPY	37,103,988	1,107,762

					2,128,197

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,394,768	USD	2,587,745	HSBC Bank plc	9/15/2023	35,021
GBP	30,426,895	USD	38,330,950	HSBC Bank plc	9/15/2023	319,726

Total unrealized appreciation						354,747

AUD	22,278,160	USD	15,064,421	HSBC Bank plc	9/15/2023	(192,987)
JPY	4,850,851,237	USD	35,304,080	HSBC Bank plc	9/15/2023	(1,299,545)
USD	72,147,215	EUR	66,735,562	HSBC Bank plc	9/15/2023	(942,013)

Total unrealized depreciation						(2,434,545)

Net unrealized depreciation						(2,079,798)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 97,956, CHF 2,010, DKK 2,031, EUR 135,960,189, GBP 513,582, HKD 5,888, ILS 17,369, JPY 4,231,587, NOK 1,978, NZD 1,993, SEK 1,985 and SGD 2,003.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$137,160,007	$—		$137,160,007
Austria	—	4,066,862	—		4,066,862
Belgium	—	13,960,385	—		13,960,385
Brazil	—	702,724	—		702,724
Burkina Faso	—	528,302	—		528,302
Chile	—	845,233	—		845,233
China	—	10,108,075	—		10,108,075
Denmark	—	54,182,788	—		54,182,788
Finland	—	19,479,073	—		19,479,073
France	—	187,816,775	—		187,816,775
Germany	—	150,313,519	—		150,313,519
Hong Kong	1,626,861	40,083,534	—		41,710,395
Ireland	1,174,548	10,373,870	—		11,548,418
Israel	2,863,050	7,124,178	—		9,987,228
Italy	—	38,737,273	—		38,737,273
Japan	—	398,842,041	—		398,842,041
Jordan	—	422,495	—		422,495
Luxembourg	—	2,450,131	—		2,450,131
Macau	—	2,500,934	—		2,500,934
Netherlands	—	98,542,522	—		98,542,522
New Zealand	—	4,456,733	—		4,456,733
Norway	—	10,292,986	—		10,292,986
Portugal	—	3,149,303	—		3,149,303
Singapore	3,165,462	25,130,466	—		28,295,928
South Africa	—	4,077,825	—		4,077,825
South Korea	—	903,139	—		903,139
Spain	—	45,371,471	—		45,371,471
Sweden	—	53,568,528	—		53,568,528
Switzerland	—	109,402,791	—		109,402,791
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,534,336	199,981,747	—		201,516,083
United States	1,069,181	128,468,824	—		129,538,005
Forward Currency Contracts	—	354,747	—		354,747
Futures	2,500,561	—	—		2,500,561
Short-Term Investments
Investment Companies	12,000,000	—	—		12,000,000
Repurchase Agreement	—	8,944,386	—		8,944,386

Total Assets	$25,933,999	$1,772,343,667	$—		$1,798,277,666

Liabilities:
Forward Currency Contracts	$—	$(2,434,545)	$—		$(2,434,545)
Futures	$(372,364)	$—	$—		$(372,364)

Total Liabilities	$(372,364)	$(2,434,545)	$—		$(2,806,909)

Total	$25,561,635	$1,769,909,122	$—		$1,795,470,757

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$354,747
Equity contracts	Receivables, Net assets – Unrealized appreciation	2,500,561	*

Total		$2,855,308

	Liability Derivatives
Foreign exchange contracts	Payables	(2,434,545)
Equity contracts	Payables, Net assets – Unrealized depreciation	(372,364	)*

Total		$(2,806,909)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,378,250)	$(1,378,250)
Equity contracts	15,784,934	—	15,784,934

Total	$15,784,934	$(1,378,250)	$14,406,684

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,936,507)	$(1,936,507)
Equity contracts	6,611,882	—	6,611,882

Total	$6,611,882	$(1,936,507)	$4,675,375

^	The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$183,139,993
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$106,608,934
Average amounts sold – in USD	$85,684,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$354,747	$(354,747)	$—	$—

Total	$354,747	$(354,747)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$2,434,545	$(354,747)	$—	$2,079,798

Total	$2,434,545	$(354,747)	$—	$2,079,798

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,603,687
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$195,906,476

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 20%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$ 3,095,972	$10,550,322	$(5,151,904)

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$593,069,926
Aggregate gross unrealized depreciation	(212,950,559)

Net unrealized appreciation	$380,119,367

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,415,351,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,378,979,336)	$1,786,477,972
Repurchase Agreements (Cost $8,944,386)	8,944,386
Cash	11,670,125
Foreign cash (Cost $139,742,455)	140,838,571
Cash held as collateral at broker for futures	10,738,870
Dividends, interest and other receivables	11,253,145
Receivable for securities sold	4,131,652
Due from broker for futures variation margin	974,913
Unrealized appreciation on forward foreign currency contracts	354,747
Securities lending income receivable	22,120
Receivable for Portfolio shares sold	8,438
Other assets	42,328

Total assets	1,975,457,267

LIABILITIES
Payable for return of collateral on securities loaned	20,944,386
Payable for securities purchased	4,126,820
Unrealized depreciation on forward foreign currency contracts	2,434,545
Investment management fees payable	731,327
Payable for Portfolio shares repurchased	366,018
Administrative fees payable	207,583
Distribution fees payable – Class IB	17,709
Accrued expenses	41,220

Total liabilities	28,869,608

NET ASSETS	$1,946,587,659

Net assets were comprised of:
Paid in capital	$1,577,494,870
Total distributable earnings (loss)	369,092,789

Net assets	$1,946,587,659

Class IB
Net asset value, offering and redemption price per share, $86,565,330 / 6,338,148 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.66

Class K
Net asset value, offering and redemption price per share, $1,860,022,329 / 135,072,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.77

(x)	Includes value of securities on loan of $33,515,269.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,550,269 foreign withholding tax)	$37,055,373
Interest	659,293
Securities lending (net)	196,691

Total income	37,911,357

EXPENSES
Investment management fees	4,519,168
Administrative fees	1,285,649
Custodian fees	144,503
Distribution fees – Class IB	108,609
Professional fees	65,731
Printing and mailing expenses	59,779
Trustees’ fees	31,045
Miscellaneous	110,779

Total expenses	6,325,263

NET INVESTMENT INCOME (LOSS)	31,586,094

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,246,151
Futures contracts	15,784,934
Forward foreign currency contracts	(1,378,250)
Foreign currency transactions	(2,029,733)

Net realized gain (loss)	15,623,102

Change in unrealized appreciation (depreciation) on:
Investments in securities	163,943,543
Futures contracts	6,611,882
Forward foreign currency contracts	(1,936,507)
Foreign currency translations	3,577,905

Net change in unrealized appreciation (depreciation)	172,196,823

NET REALIZED AND UNREALIZED GAIN (LOSS)	187,819,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$219,406,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,586,094	$43,926,810
Net realized gain (loss)	15,623,102	(14,746,440)
Net change in unrealized appreciation (depreciation)	172,196,823	(377,933,753)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	219,406,019	(348,753,383)

Distributions to shareholders:
Class IB	—	(1,606,594)
Class K	—	(38,758,708)

Total distributions to shareholders	—	(40,365,302)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 198,446 and 711,725 shares, respectively ]	2,630,703	8,708,663
Capital shares issued in reinvestment of dividends and distributions [ 0 and 135,115 shares, respectively ]	—	1,606,594
Capital shares repurchased [ (895,915) and (1,205,770) shares, respectively]	(11,798,540)	(14,999,035)

Total Class IB transactions	(9,167,837)	(4,683,778)

Class K
Capital shares sold [ 1,894,048 and 21,630,965 shares, respectively ]	25,186,227	254,772,598
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,205,586 shares, respectively ]	—	38,758,708
Capital shares repurchased [ (20,408,990) and (25,760,312) shares, respectively]	(272,260,852)	(312,454,520)

Total Class K transactions	(247,074,625)	(18,923,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(256,242,462)	(23,606,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,836,443)	(412,725,677)
NET ASSETS:
Beginning of period	1,983,424,102	2,396,149,779

End of period	$1,946,587,659	$1,983,424,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019	2018
Net asset value, beginning of period	$12.27		$14.70		$14.30		$13.68		$11.55	$13.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.25		0.27	(cc)	0.17	(aa)	0.28	0.26
Net realized and unrealized gain (loss)	1.20		(2.45)		1.22		0.72		2.19	(2.24)

Total from investment operations	1.39		(2.20)		1.49		0.89		2.47	(1.98)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.48)		(0.21)		(0.31)	(0.25)
Distributions from net realized gains	—		(0.09)		(0.61)		(0.06)		(0.03)	(0.04)

Total dividends and distributions	—		(0.23)		(1.09)		(0.27)		(0.34)	(0.29)

Net asset value, end of period	$13.66		$12.27		$14.70		$14.30		$13.68	$11.55

Total return (b)	11.33%		(14.94)%		10.59%		6.63%		21.44%	(14.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,565		$86,300		$108,731		$111,399		$111,644	$102,960
Ratio of expenses to average net assets (a)(f)	0.87%		0.91	%(g)	0.91	%(g)	0.89	%(g)	0.86%	0.88%
Ratio of net investment income (loss) to average net assets (a)(f)	2.90%		1.96%		1.74	%(dd)	1.33	%(bb)	2.18%	1.95%
Portfolio turnover rate^	1	%(z)	8%		3%		18%		2%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019	2018
Net asset value, beginning of period	$12.35		$14.80		$14.38		$13.75		$11.61	$13.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.28		0.31	(cc)	0.20	(aa)	0.31	0.29
Net realized and unrealized gain (loss)	1.21		(2.47)		1.23		0.73		2.20	(2.24)

Total from investment operations	1.42		(2.19)		1.54		0.93		2.51	(1.95)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.51)		(0.24)		(0.34)	(0.29)
Distributions from net realized gains	—		(0.09)		(0.61)		(0.06)		(0.03)	(0.04)

Total dividends and distributions	—		(0.26)		(1.12)		(0.30)		(0.37)	(0.33)

Net asset value, end of period	$13.77		$12.35		$14.80		$14.38		$13.75	$11.61

Total return (b)	11.50%		(14.77)%		10.92%		6.90%		21.69%	(14.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,860,022		$1,897,124		$2,287,419		$2,327,622		$2,290,095	$1,934,588
Ratio of expenses to average net assets (a)(f)	0.62%		0.66	%(g)	0.66	%(g)	0.64	%(g)	0.61%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	3.15%		2.20%		1.98	%(dd)	1.59	%(bb)	2.42%	2.19%
Portfolio turnover rate^	1	%(z)	8%		3%		18%		2%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Interest Expense of 0.08%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K respectively
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	16.0%
Investment Company	14.6
Information Technology	13.7
Financials	9.1
Health Care	8.5
Consumer Discretionary	7.2
Industrials	7.1
Consumer Staples	5.0
Exchange Traded Fund	4.7
Communication Services	4.4
Energy	2.6
Materials	2.6
Utilities	1.8
Real Estate	1.5
Repurchase Agreement	1.4
Cash and Other	(0.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,102.90	$5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.22	5.63

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	37,211	$593,515
BT Group plc	40,865	63,580
Cellnex Telecom SA (m)	3,474	140,836
Deutsche Telekom AG (Registered)	19,768	430,882
Elisa OYJ	919	49,086
HKT Trust & HKT Ltd.	21,918	25,528
Infrastrutture Wireless Italiane SpA (m)	1,944	25,668
Koninklijke KPN NV	18,360	65,543
Nippon Telegraph & Telephone Corp.	181,300	214,821
Orange SA	11,389	133,209
Singapore Telecommunications Ltd.	47,781	88,529
Spark New Zealand Ltd.	10,804	33,770
Swisscom AG (Registered)	166	103,560
Telecom Italia SpA (x)*	57,658	16,257
Telefonica Deutschland Holding AG	4,275	12,014
Telefonica SA	31,585	128,135
Telenor ASA	4,049	41,046
Telia Co. AB	13,313	29,196
Telstra Group Ltd.	24,574	70,531
Verizon Communications, Inc.	21,882	813,791

		3,079,497

Entertainment (0.7%)
Activision Blizzard, Inc.*	3,724	313,933
Bollore SE	5,116	31,882
Capcom Co. Ltd.	1,149	45,538
Electronic Arts, Inc.	1,356	175,873
Embracer Group AB, Class B (x)*	3,237	8,102
Koei Tecmo Holdings Co. Ltd.	680	11,761
Konami Group Corp.	634	33,224
Live Nation Entertainment, Inc.*	749	68,241
Netflix, Inc.*	2,314	1,019,294
Nexon Co. Ltd.	2,388	45,759
Nintendo Co. Ltd.	6,355	289,075
Sea Ltd. (ADR)*	2,294	133,144
Square Enix Holdings Co. Ltd.	496	23,095
Take-Two Interactive Software, Inc.*	825	121,407
Toho Co. Ltd.	647	24,615
Universal Music Group NV	5,011	111,332
Walt Disney Co. (The)*	9,511	849,142
Warner Bros Discovery, Inc.*	11,539	144,699

		3,450,116

Interactive Media & Services (2.3%)
Adevinta ASA*	1,486	9,746
Alphabet, Inc., Class A*	30,923	3,701,483
Alphabet, Inc., Class C*	26,600	3,217,802
Auto Trader Group plc (m)	5,016	38,877
Match Group, Inc.*	1,449	60,641
Meta Platforms, Inc., Class A*	11,514	3,304,288
REA Group Ltd.	366	35,062
Scout24 SE (m)	506	32,075
SEEK Ltd.	1,943	28,191
Z Holdings Corp.	15,506	37,445

		10,465,610

Media (0.4%)
Charter Communications, Inc., Class A*	541	198,747
Comcast Corp., Class A	21,650	899,558
CyberAgent, Inc.	2,341	17,097
Dentsu Group, Inc.	1,251	41,033
Fox Corp., Class A	1,400	47,600
Fox Corp., Class B	711	22,674
Hakuhodo DY Holdings, Inc.	1,352	14,275
Informa plc	8,086	74,537
Interpublic Group of Cos., Inc. (The)	2,009	77,507
News Corp., Class A	1,983	38,668
News Corp., Class B	611	12,049
Omnicom Group, Inc.	1,038	98,766
Paramount Global, Class B (x)	2,639	41,986
Publicis Groupe SA	1,410	109,993
Vivendi SE	4,064	37,467
WPP plc	6,140	64,182

		1,796,139

Wireless Telecommunication Services (0.3%)
KDDI Corp.	9,155	282,943
SoftBank Corp.	17,218	184,198
SoftBank Group Corp.	6,294	298,724
Tele2 AB, Class B	2,804	23,208
T-Mobile US, Inc.*	2,998	416,422
Vodafone Group plc	140,337	132,411

		1,337,906

Total Communication Services		20,129,268

Consumer Discretionary (7.2%)
Automobile Components (0.2%)
Aisin Corp.	852	26,336
Aptiv plc*	1,408	143,743
BorgWarner, Inc.	1,220	59,670
Bridgestone Corp. (x)	3,553	145,994
Cie Generale des Etablissements Michelin SCA	4,246	125,517
Continental AG	721	54,337
Denso Corp.	2,676	180,406
Koito Manufacturing Co. Ltd.	1,208	21,926
Sumitomo Electric Industries Ltd.	4,342	53,280
Valeo	1,342	28,796

		840,005

Automobiles (1.7%)
Bayerische Motoren Werke AG	2,033	249,686
Bayerische Motoren Werke AG (Preference) (q)	395	44,913
Dr Ing hc F Porsche AG (Preference) (q)	722	89,611
Ferrari NV	775	253,723
Ford Motor Co.	20,455	309,484
General Motors Co.	7,236	279,020
Honda Motor Co. Ltd.	9,418	284,504
Isuzu Motors Ltd.	3,374	41,078
Mazda Motor Corp.	3,290	32,153
Mercedes-Benz Group AG	5,235	421,321
Nissan Motor Co. Ltd.	13,433	55,474
Porsche Automobil Holding SE (Preference) (q)*	950	57,141
Renault SA	1,229	51,856
Stellantis NV	13,554	238,587
Subaru Corp.	3,601	68,131
Suzuki Motor Corp.	2,276	82,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tesla, Inc.*	14,023	$3,670,801
Toyota Motor Corp.	64,865	1,036,610
Volkswagen AG	187	31,199
Volkswagen AG (Preference) (q)	1,262	169,269
Volvo Car AB, Class B*	3,504	13,933
Yamaha Motor Co. Ltd.	1,921	55,354

		7,536,555

Broadline Retail (1.5%)
Amazon.com, Inc.*	46,462	6,056,786
eBay, Inc.	2,783	124,372
Etsy, Inc.*	642	54,320
Next plc	747	65,600
Pan Pacific International Holdings Corp.	2,290	41,036
Prosus NV*	4,898	358,426
Rakuten Group, Inc.	5,024	17,499
Wesfarmers Ltd. (x)	7,026	231,700

		6,949,739

Distributors (0.1%)
D’ieteren Group	133	23,520
Genuine Parts Co.	731	123,707
LKQ Corp.	1,322	77,033
Pool Corp.	203	76,052

		300,312

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	1,561	23,083
Pearson plc	3,853	40,605

		63,688

Hotels, Restaurants & Leisure (1.3%)
Accor SA	1,134	42,169
Amadeus IT Group SA*	2,769	211,112
Aristocrat Leisure Ltd.	3,682	95,344
Booking Holdings, Inc.*	192	518,463
Caesars Entertainment, Inc.*	1,120	57,087
Carnival Corp. (x)*	5,228	98,443
Chipotle Mexican Grill, Inc., Class A*	144	308,016
Compass Group plc	10,740	300,433
Darden Restaurants, Inc.	629	105,093
Delivery Hero SE (m)*	1,050	46,288
Domino’s Pizza, Inc.	184	62,006
Entain plc	3,677	59,715
Evolution AB (m)	1,139	144,334
Expedia Group, Inc.*	742	81,167
Flutter Entertainment plc*	1,080	217,366
Galaxy Entertainment Group Ltd.*	12,592	80,366
Genting Singapore Ltd.	34,991	24,281
Hilton Worldwide Holdings, Inc.	1,377	200,422
InterContinental Hotels Group plc	1,057	72,993
Just Eat Takeaway.com NV (m)*	1,349	20,695
La Francaise des Jeux SAEM (m)	686	27,010
Las Vegas Sands Corp.*	1,711	99,238
Lottery Corp. Ltd. (The)	12,855	44,090
Marriott International, Inc., Class A	1,342	246,512
McDonald’s Corp.	3,800	1,133,958
McDonald’s Holdings Co. Japan Ltd. (x)	587	22,829
MGM Resorts International	1,572	69,042
Norwegian Cruise Line Holdings Ltd.*	2,208	48,068
Oriental Land Co. Ltd.	6,674	260,560
Royal Caribbean Cruises Ltd.*	1,145	118,782
Sands China Ltd.*	14,049	48,082
Sodexo SA	574	63,212
Starbucks Corp.	5,967	591,091
Whitbread plc	1,303	56,072
Wynn Resorts Ltd.	539	56,924
Yum! Brands, Inc.	1,458	202,006

		5,833,269

Household Durables (0.4%)
Barratt Developments plc	5,898	30,963
Berkeley Group Holdings plc	650	32,376
DR Horton, Inc.	1,616	196,651
Garmin Ltd.	797	83,119
Iida Group Holdings Co. Ltd.	851	14,402
Lennar Corp., Class A	1,321	165,535
Mohawk Industries, Inc.*	275	28,369
Newell Brands, Inc.	1,961	17,061
NVR, Inc.*	16	101,610
Open House Group Co. Ltd.	474	17,099
Panasonic Holdings Corp.	13,421	164,407
Persimmon plc	1,846	24,066
PulteGroup, Inc.	1,162	90,264
SEB SA	160	16,543
Sekisui Chemical Co. Ltd.	2,182	31,563
Sekisui House Ltd.	3,807	77,039
Sharp Corp.*	1,239	6,904
Sony Group Corp.	7,729	693,273
Taylor Wimpey plc	21,101	27,562
Whirlpool Corp.	285	42,405

		1,861,211

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	3,669	84,899
Hasbro, Inc.	678	43,914
Shimano, Inc.	491	82,187
Yamaha Corp.	900	34,610

		245,610

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	309	21,723
AutoZone, Inc.*	96	239,363
Bath & Body Works, Inc.	1,192	44,700
Best Buy Co., Inc.	1,013	83,015
CarMax, Inc.*	823	68,885
Dufry AG (Registered)*	603	27,487
Fast Retailing Co. Ltd.	1,090	279,828
H & M Hennes & Mauritz AB, Class B	3,831	65,884
Home Depot, Inc. (The)	5,271	1,637,384
Industria de Diseno Textil SA	6,677	259,417
JD Sports Fashion plc	14,924	27,662
Kingfisher plc	10,937	32,176
Lowe’s Cos., Inc.	3,104	700,573
Nitori Holdings Co. Ltd.	514	57,511
O’Reilly Automotive, Inc.*	317	302,830
Ross Stores, Inc.	1,780	199,591
TJX Cos., Inc. (The)	5,993	508,147
Tractor Supply Co.	570	126,027
Ulta Beauty, Inc.*	261	122,825
USS Co. Ltd.	1,268	21,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Zalando SE (m)*	1,412	$40,625
ZOZO, Inc.	721	14,922

		4,881,590

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	1,004	194,731
Burberry Group plc	2,342	63,031
Cie Financiere Richemont SA (Registered)	3,211	544,822
Hermes International	195	424,212
Kering SA	462	255,873
LVMH Moet Hennessy Louis Vuitton SE	1,689	1,593,952
Moncler SpA	1,287	89,052
NIKE, Inc., Class B	6,413	707,803
Pandora A/S	578	51,651
Puma SE	690	41,494
Ralph Lauren Corp., Class A	214	26,386
Swatch Group AG (The)	189	55,394
Swatch Group AG (The) (Registered)	304	16,710
Tapestry, Inc.	1,207	51,660
VF Corp.	1,720	32,835

		4,149,606

Total Consumer Discretionary		32,661,585

Consumer Staples (5.0%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	5,298	300,058
Asahi Group Holdings Ltd.	2,946	114,196
Brown-Forman Corp., Class B	952	63,575
Budweiser Brewing Co. APAC Ltd. (m)	9,962	25,688
Carlsberg A/S, Class B	618	98,814
Coca-Cola Co. (The)	20,258	1,219,937
Coca-Cola Europacific Partners plc	1,294	83,372
Coca-Cola HBC AG	1,347	40,135
Constellation Brands, Inc., Class A	839	206,503
Davide Campari-Milano NV	3,024	41,908
Diageo plc	13,819	592,779
Heineken Holding NV	752	65,386
Heineken NV	1,599	164,556
Keurig Dr Pepper, Inc.	4,384	137,088
Kirin Holdings Co. Ltd. (x)	4,760	69,517
Molson Coors Beverage Co., Class B	977	64,326
Monster Beverage Corp.*	3,977	228,439
PepsiCo, Inc.	7,171	1,328,213
Pernod Ricard SA	1,283	283,465
Remy Cointreau SA	160	25,652
Suntory Beverage & Food Ltd.	935	33,904
Treasury Wine Estates Ltd.	4,177	31,384

		5,218,895

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	4,031	82,516
Carrefour SA	3,618	68,565
Coles Group Ltd.	8,133	99,959
Costco Wholesale Corp.	2,308	1,242,581
Dollar General Corp.	1,140	193,549
Dollar Tree, Inc.*	1,082	155,267
Endeavour Group Ltd.	7,793	32,826
HelloFresh SE (x)*	955	23,614
J Sainsbury plc	8,647	29,602
Jeronimo Martins SGPS SA	1,638	45,160
Kesko OYJ, Class B	1,580	29,736
Kobe Bussan Co. Ltd.	992	25,643
Koninklijke Ahold Delhaize NV	5,968	203,567
Kroger Co. (The)	3,399	159,753
MatsukiyoCocokara & Co.	689	38,718
Ocado Group plc*	2,824	20,402
Seven & i Holdings Co. Ltd.	4,595	198,678
Sysco Corp.	2,637	195,665
Target Corp.	2,402	316,824
Tesco plc	43,444	137,285
Walgreens Boots Alliance, Inc.	3,727	106,182
Walmart, Inc.	7,301	1,147,571
Welcia Holdings Co. Ltd.	545	11,340
Woolworths Group Ltd.	7,424	196,984

		4,761,987

Food Products (1.1%)
Ajinomoto Co., Inc.	2,840	113,076
Archer-Daniels-Midland Co.	2,835	214,213
Associated British Foods plc	2,061	52,277
Barry Callebaut AG (Registered)	23	44,399
Bunge Ltd.	784	73,970
Campbell Soup Co.	1,044	47,721
Chocoladefabriken Lindt & Spruengli AG	7	87,931
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	124,058
Conagra Brands, Inc.	2,482	83,693
Danone SA	3,942	241,553
General Mills, Inc.	3,057	234,472
Hershey Co. (The)	767	191,520
Hormel Foods Corp.	1,508	60,652
J M Smucker Co. (The)	555	81,957
JDE Peet’s NV	769	22,875
Kellogg Co.	1,338	90,181
Kerry Group plc, Class A	969	94,547
Kikkoman Corp.	830	46,837
Kraft Heinz Co. (The)	4,152	147,396
Lamb Weston Holdings, Inc.	758	87,132
McCormick & Co., Inc. (Non-Voting)	1,306	113,922
Meiji Holdings Co. Ltd.	1,412	31,543
Mondelez International, Inc., Class A	7,088	516,999
Mowi ASA	2,688	42,658
Nestle SA (Registered)	16,821	2,023,982
Nisshin Seifun Group, Inc.	1,144	14,137
Nissin Foods Holdings Co. Ltd.	419	34,608
Orkla ASA	4,346	31,211
Salmar ASA	475	19,160
Tyson Foods, Inc., Class A	1,487	75,897
WH Group Ltd. (m)	48,258	25,646
Wilmar International Ltd.	11,116	31,304
Yakult Honsha Co. Ltd.	831	52,652

		5,154,179

Household Products (0.7%)
Church & Dwight Co., Inc.	1,271	127,392
Clorox Co. (The)	643	102,263
Colgate-Palmolive Co.	4,318	332,659
Essity AB, Class B	3,726	99,175
Henkel AG & Co. KGaA	676	47,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA (Preference) (q)	1,036	$82,815
Kimberly-Clark Corp.	1,756	242,433
Procter & Gamble Co. (The)	12,268	1,861,546
Reckitt Benckiser Group plc	4,398	330,291
Unicharm Corp.	2,486	92,109

		3,318,262

Personal Care Products (0.5%)
Beiersdorf AG	633	83,750
Estee Lauder Cos., Inc. (The), Class A	1,207	237,031
Haleon plc	29,897	123,036
Kao Corp. (x)	2,875	104,131
Kobayashi Pharmaceutical Co. Ltd.	308	16,758
Kose Corp.	240	23,071
L’Oreal SA	1,484	692,549
Shiseido Co. Ltd.	2,452	111,091
Unilever plc	15,503	808,366

		2,199,783

Tobacco (0.4%)
Altria Group, Inc.	9,291	420,882
British American Tobacco plc	12,946	429,502
Imperial Brands plc	5,448	120,481
Japan Tobacco, Inc. (x)	7,421	162,662
Philip Morris International, Inc.	8,079	788,672

		1,922,199

Total Consumer Staples		22,575,305

Energy (2.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	5,269	166,553
Halliburton Co.	4,696	154,921
Schlumberger NV	7,419	364,421
Tenaris SA	2,732	40,881

		726,776

Oil, Gas & Consumable Fuels (2.5%)
Aker BP ASA	1,980	46,398
Ampol Ltd.	1,379	27,659
APA Corp.	1,606	54,877
BP plc	108,232	634,115
Chevron Corp.	9,071	1,427,322
ConocoPhillips	6,298	652,536
Coterra Energy, Inc.	3,943	99,758
Devon Energy Corp.	3,340	161,456
Diamondback Energy, Inc.	943	123,872
ENEOS Holdings, Inc.	16,284	55,794
Eni SpA	14,199	204,742
EOG Resources, Inc.	3,044	348,355
EQT Corp.	1,882	77,407
Equinor ASA	5,791	168,227
Exxon Mobil Corp.	21,044	2,256,969
Galp Energia SGPS SA	2,900	33,908
Hess Corp.	1,438	195,496
Idemitsu Kosan Co. Ltd.	1,206	24,210
Inpex Corp.	5,923	66,054
Kinder Morgan, Inc.	10,266	176,780
Marathon Oil Corp.	3,215	74,009
Marathon Petroleum Corp.	2,208	257,453
Neste OYJ	2,558	98,588
Occidental Petroleum Corp.	3,740	219,912
OMV AG	951	40,295
ONEOK, Inc.	2,329	143,746
Phillips 66	2,388	227,767
Pioneer Natural Resources Co.	1,217	252,138
Repsol SA (x)	8,061	117,207
Santos Ltd.	20,193	101,706
Shell plc	41,885	1,247,068
Targa Resources Corp.	1,176	89,494
TotalEnergies SE	14,471	829,368
Valero Energy Corp.	1,882	220,759
Williams Cos., Inc. (The)	6,341	206,907
Woodside Energy Group Ltd.	11,579	268,153

		11,230,505

Total Energy		11,957,281

Financials (9.1%)
Banks (3.2%)
ABN AMRO Bank NV (CVA) (m)	2,433	37,843
AIB Group plc	8,176	34,398
ANZ Group Holdings Ltd.	18,370	291,299
Banco Bilbao Vizcaya Argentaria SA	36,643	282,544
Banco Santander SA	100,569	373,160
Bank Hapoalim BM	7,467	61,240
Bank Leumi Le-Israel BM	9,166	68,675
Bank of America Corp.	36,087	1,035,336
Bank of Ireland Group plc	6,431	61,442
Banque Cantonale Vaudoise (Registered)	181	19,122
Barclays plc	93,774	183,172
BNP Paribas SA	6,851	432,773
BOC Hong Kong Holdings Ltd.	21,413	65,540
CaixaBank SA	24,344	100,975
Chiba Bank Ltd. (The)	3,067	18,607
Citigroup, Inc.	10,133	466,523
Citizens Financial Group, Inc.	2,519	65,696
Comerica, Inc.	685	29,017
Commerzbank AG	5,934	65,707
Commonwealth Bank of Australia	10,375	695,693
Concordia Financial Group Ltd.	6,299	24,825
Credit Agricole SA	7,157	85,021
Danske Bank A/S*	4,212	102,578
DBS Group Holdings Ltd.	11,203	261,952
DNB Bank ASA	5,647	105,575
Erste Group Bank AG	2,127	74,687
Fifth Third Bancorp	3,543	92,862
FinecoBank Banca Fineco SpA	3,529	47,602
Hang Seng Bank Ltd.	4,425	63,021
HSBC Holdings plc	122,202	966,545
Huntington Bancshares, Inc.	7,514	81,001
ING Groep NV	22,139	298,978
Intesa Sanpaolo SpA	97,258	255,625
Israel Discount Bank Ltd., Class A	6,735	33,484
Japan Post Bank Co. Ltd.	8,419	65,960
JPMorgan Chase & Co.	15,211	2,212,288
KBC Group NV	1,526	106,711
KeyCorp	4,868	44,980
Lloyds Banking Group plc	401,657	222,667
M&T Bank Corp.	863	106,805
Mediobanca Banca di Credito Finanziario SpA	3,156	37,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	69,845	$515,551
Mizrahi Tefahot Bank Ltd.	969	32,383
Mizuho Financial Group, Inc.	14,799	225,879
National Australia Bank Ltd.	19,019	335,700
NatWest Group plc	35,075	107,693
Nordea Bank Abp	19,768	215,384
Oversea-Chinese Banking Corp. Ltd.	20,298	184,949
PNC Financial Services Group, Inc. (The)	2,077	261,598
Regions Financial Corp.	4,884	87,033
Resona Holdings, Inc.	13,020	62,390
Shizuoka Financial Group, Inc.	2,582	18,758
Skandinaviska Enskilda Banken AB, Class A	9,417	104,189
Societe Generale SA	4,449	115,816
Standard Chartered plc	14,606	127,381
Sumitomo Mitsui Financial Group, Inc.	7,987	341,853
Sumitomo Mitsui Trust Holdings, Inc.	2,112	75,573
Svenska Handelsbanken AB, Class A	8,440	70,792
Swedbank AB, Class A	5,167	87,265
Truist Financial Corp.	6,933	210,417
UniCredit SpA	11,265	262,702
United Overseas Bank Ltd.	7,688	159,373
US Bancorp	7,261	239,903
Wells Fargo & Co.	19,530	833,540
Westpac Banking Corp.	21,463	306,174
Zions Bancorp NA	771	20,709

		14,682,780

Capital Markets (1.7%)
3i Group plc	5,889	146,249
abrdn plc	10,634	29,511
Ameriprise Financial, Inc.	542	180,031
Amundi SA (m)	430	25,414
ASX Ltd.	1,224	51,558
Bank of New York Mellon Corp. (The)	3,738	166,416
BlackRock, Inc.	780	539,089
Cboe Global Markets, Inc.	550	75,905
Charles Schwab Corp. (The)	7,735	438,420
CME Group, Inc.	1,872	346,863
Daiwa Securities Group, Inc.	7,324	37,896
Deutsche Bank AG (Registered)	11,855	124,398
Deutsche Boerse AG	1,184	218,666
EQT AB (x)	2,142	41,256
Euronext NV (m)	568	38,634
FactSet Research Systems, Inc.	199	79,729
Franklin Resources, Inc.	1,486	39,691
Futu Holdings Ltd. (ADR) (x)*	416	16,532
Goldman Sachs Group, Inc. (The)	1,730	557,994
Hargreaves Lansdown plc	2,058	21,312
Hong Kong Exchanges & Clearing Ltd.	7,423	282,290
Intercontinental Exchange, Inc.	2,914	329,515
Invesco Ltd.	2,385	40,092
Japan Exchange Group, Inc.	2,948	51,572
Julius Baer Group Ltd.	1,354	85,374
London Stock Exchange Group plc	2,457	260,360
Macquarie Group Ltd.	2,274	270,982
MarketAxess Holdings, Inc.	196	51,238
Moody’s Corp.	821	285,478
Morgan Stanley	6,780	579,012
MSCI, Inc., Class A	417	195,694
Nasdaq, Inc.	1,763	87,886
Nomura Holdings, Inc.	16,486	62,568
Northern Trust Corp.	1,084	80,368
Partners Group Holding AG	141	132,765
Raymond James Financial, Inc.	993	103,044
S&P Global, Inc.	1,707	684,319
SBI Holdings, Inc.	1,415	27,316
Schroders plc	4,455	24,783
Singapore Exchange Ltd.	4,650	33,107
St James’s Place plc	3,123	43,161
State Street Corp.	1,740	127,333
T. Rowe Price Group, Inc.	1,169	130,951
UBS Group AG (Registered)	19,403	394,766

		7,539,538

Consumer Finance (0.2%)
American Express Co.	3,095	539,149
Capital One Financial Corp.	1,987	217,318
Discover Financial Services	1,322	154,476
Synchrony Financial	2,231	75,675

		986,618

Financial Services (2.1%)
Adyen NV (m)*	136	235,635
Berkshire Hathaway, Inc., Class B*	9,282	3,165,162
Edenred	1,543	103,321
Eurazeo SE	294	20,695
EXOR NV	701	62,636
Fidelity National Information Services, Inc.	3,084	168,695
Fiserv, Inc.*	3,213	405,320
FleetCor Technologies, Inc.*	384	96,415
Global Payments, Inc.	1,363	134,283
GMO Payment Gateway, Inc.	300	23,421
Groupe Bruxelles Lambert NV	662	52,173
Industrivarden AB, Class A	760	21,073
Industrivarden AB, Class C	924	25,498
Investor AB, Class A	2,669	53,414
Investor AB, Class B	10,587	211,846
Jack Henry & Associates, Inc.	379	63,418
Kinnevik AB, Class B*	1,401	19,436
L E Lundbergforetagen AB, Class B	439	18,690
M&G plc	13,062	31,799
Mastercard, Inc., Class A	4,355	1,712,821
Mitsubishi HC Capital, Inc.	5,383	32,075
Nexi SpA (m)*	3,538	27,777
ORIX Corp.	7,068	129,264
PayPal Holdings, Inc.*	5,807	387,501
Sofina SA	111	23,012
Visa, Inc., Class A	8,423	2,000,294
Washington H Soul Pattinson & Co. Ltd.	1,483	31,439
Wendel SE	200	20,547
Wise plc, Class A*	3,760	31,375
Worldline SA (m)*	1,496	54,753

		9,363,788

Insurance (1.9%)
Admiral Group plc	1,298	34,394
Aegon NV (x)	9,238	46,788
Aflac, Inc.	2,862	199,768
Ageas SA/NV	1,018	41,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
AIA Group Ltd.	71,146	$725,916
Allianz SE (Registered)	2,475	575,707
Allstate Corp. (The)	1,368	149,167
American International Group, Inc.	3,767	216,753
Aon plc, Class A	1,063	366,948
Arch Capital Group Ltd.*	1,938	145,059
Arthur J Gallagher & Co.	1,115	244,821
Assicurazioni Generali SpA	6,199	126,251
Assurant, Inc.	277	34,824
Aviva plc	16,500	83,161
AXA SA	11,221	331,508
Baloise Holding AG (Registered)	303	44,563
Brown & Brown, Inc.	1,225	84,329
Chubb Ltd.	2,156	415,159
Cincinnati Financial Corp.	818	79,608
Dai-ichi Life Holdings, Inc.	5,817	111,584
Everest Re Group Ltd.	223	76,235
Gjensidige Forsikring ASA	1,157	18,544
Globe Life, Inc.	463	50,754
Hannover Rueck SE	383	81,215
Hartford Financial Services Group, Inc. (The)	1,615	116,312
Helvetia Holding AG (Registered)	227	30,728
Insurance Australia Group Ltd.	14,264	54,345
Japan Post Holdings Co. Ltd.	13,424	96,526
Japan Post Insurance Co. Ltd.	1,156	17,380
Legal & General Group plc	36,295	105,213
Lincoln National Corp.	803	20,685
Loews Corp.	985	58,489
Marsh & McLennan Cos., Inc.	2,575	484,306
Medibank Pvt Ltd.	15,936	37,502
MetLife, Inc.	3,348	189,262
MS&AD Insurance Group Holdings, Inc.	2,584	92,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	864	323,988
NN Group NV	1,534	56,920
Phoenix Group Holdings plc	4,048	27,360
Poste Italiane SpA (m)	3,023	32,797
Principal Financial Group, Inc.	1,175	89,112
Progressive Corp. (The)	3,047	403,331
Prudential Financial, Inc.	1,900	167,618
Prudential plc	16,841	237,498
QBE Insurance Group Ltd.	9,022	94,953
Sampo OYJ, Class A	2,813	126,160
Sompo Holdings, Inc.	1,953	87,553
Suncorp Group Ltd.	7,425	66,982
Swiss Life Holding AG (Registered)	192	112,336
Swiss Re AG	1,855	186,791
T&D Holdings, Inc.	2,828	41,782
Talanx AG (x)	388	22,244
Tokio Marine Holdings, Inc.	11,125	256,867
Travelers Cos., Inc. (The)	1,202	208,739
Tryg A/S	2,301	49,804
W R Berkley Corp.	1,045	62,240
Willis Towers Watson plc	554	130,467
Zurich Insurance Group AG	927	440,421

		8,813,098

Total Financials		41,385,822

Health Care (8.5%)
Biotechnology (1.0%)
AbbVie, Inc.	9,183	1,237,226
Amgen, Inc.	2,781	617,438
Argenx SE*	353	136,590
Biogen, Inc.*	753	214,492
CSL Ltd.	2,963	548,300
Genmab A/S*	405	153,716
Gilead Sciences, Inc.	6,492	500,338
Grifols SA*	1,726	22,137
Incyte Corp.*	964	60,009
Moderna, Inc.*	1,706	207,279
Regeneron Pharmaceuticals, Inc.*	562	403,819
Swedish Orphan Biovitrum AB*	993	19,366
Vertex Pharmaceuticals, Inc.*	1,341	471,911

		4,592,621

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	9,051	986,740
Alcon, Inc.	3,098	257,399
Align Technology, Inc.*	370	130,847
Asahi Intecc Co. Ltd.	1,254	24,656
Baxter International, Inc.	2,633	119,959
Becton Dickinson & Co.	1,478	390,207
BioMerieux	294	30,855
Boston Scientific Corp.*	7,483	404,755
Carl Zeiss Meditec AG	285	30,817
Cochlear Ltd.	413	63,196
Coloplast A/S, Class B	731	91,395
Cooper Cos., Inc. (The)	257	98,542
Demant A/S*	625	26,447
Dentsply Sirona, Inc.	1,106	44,262
Dexcom, Inc.*	2,018	259,333
DiaSorin SpA	184	19,149
Edwards Lifesciences Corp.*	3,155	297,611
EssilorLuxottica SA	1,804	341,403
Fisher & Paykel Healthcare Corp. Ltd.	3,336	50,137
GE HealthCare Technologies, Inc.	1,893	153,787
Getinge AB, Class B	1,323	23,190
Hologic, Inc.*	1,281	103,723
Hoya Corp.	2,182	260,289
IDEXX Laboratories, Inc.*	432	216,963
Insulet Corp.*	363	104,667
Intuitive Surgical, Inc.*	1,824	623,699
Koninklijke Philips NV*	5,743	124,281
Medtronic plc	6,925	610,093
Olympus Corp.	7,259	114,902
ResMed, Inc.	765	167,153
Siemens Healthineers AG (m)	1,718	97,234
Smith & Nephew plc	5,087	82,083
Sonova Holding AG (Registered)	330	87,911
STERIS plc	517	116,315
Straumann Holding AG (Registered)	706	114,648
Stryker Corp.	1,758	536,348
Sysmex Corp.	1,058	72,322
Teleflex, Inc.	244	59,055
Terumo Corp.	4,116	130,906
Zimmer Biomet Holdings, Inc.	1,086	158,122

		7,625,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.3%)
AmerisourceBergen Corp.	843	$162,218
Amplifon SpA	720	26,425
Cardinal Health, Inc.	1,325	125,305
Centene Corp.*	2,856	192,637
Cigna Group (The)	1,540	432,124
CVS Health Corp.	6,673	461,305
DaVita, Inc.*	288	28,935
EBOS Group Ltd.	976	22,083
Elevance Health, Inc.	1,234	548,254
Fresenius Medical Care AG & Co. KGaA	1,269	60,606
Fresenius SE & Co. KGaA	2,610	72,245
HCA Healthcare, Inc.	1,074	325,938
Henry Schein, Inc.*	682	55,310
Humana, Inc.	650	290,635
Laboratory Corp. of America Holdings	461	111,253
McKesson Corp.	706	301,681
Molina Healthcare, Inc.*	303	91,276
Quest Diagnostics, Inc.	583	81,946
Ramsay Health Care Ltd.	1,175	44,199
Sonic Healthcare Ltd.	2,618	62,271
UnitedHealth Group, Inc.	4,846	2,329,181
Universal Health Services, Inc., Class B	328	51,749

		5,877,576

Health Care Technology (0.0%)†
M3, Inc.	2,715	58,696

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	1,539	185,065
Bachem Holding AG	220	19,211
Bio-Rad Laboratories, Inc., Class A*	111	42,082
Bio-Techne Corp.	819	66,855
Charles River Laboratories International, Inc.*	266	55,927
Danaher Corp.	3,457	829,680
Eurofins Scientific SE (x)	827	52,530
Illumina, Inc.*	823	154,304
IQVIA Holdings, Inc.*	966	217,128
Lonza Group AG (Registered)	457	272,916
Mettler-Toledo International, Inc.*	115	150,839
QIAGEN NV*	1,431	64,191
Revvity, Inc.	653	77,570
Sartorius AG (Preference) (q)	172	58,983
Sartorius Stedim Biotech	172	42,982
Thermo Fisher Scientific, Inc.	2,008	1,047,674
Waters Corp.*	307	81,828
West Pharmaceutical Services, Inc.	386	147,633

		3,567,398

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	10,850	161,681
AstraZeneca plc	9,480	1,357,899
Bayer AG (Registered)	6,077	335,973
Bristol-Myers Squibb Co.	10,935	699,293
Catalent, Inc.*	937	40,628
Chugai Pharmaceutical Co. Ltd.	4,089	116,291
Daiichi Sankyo Co. Ltd.	11,314	358,783
Eisai Co. Ltd.	1,566	105,535
Eli Lilly and Co.	4,101	1,923,287
GSK plc	25,047	442,448
Hikma Pharmaceuticals plc	1,004	24,121
Ipsen SA	262	31,530
Johnson & Johnson	13,526	2,238,823
Kyowa Kirin Co. Ltd.	1,562	28,874
Merck & Co., Inc.	13,207	1,523,956
Merck KGaA	800	132,266
Nippon Shinyaku Co. Ltd.	394	16,072
Novartis AG (Registered)	12,538	1,265,428
Novo Nordisk A/S, Class B	10,126	1,635,488
Ono Pharmaceutical Co. Ltd.	2,410	43,698
Organon & Co.	1,328	27,636
Orion OYJ, Class B	663	27,513
Otsuka Holdings Co. Ltd. (x)	2,417	88,584
Pfizer, Inc.	29,384	1,077,805
Recordati Industria Chimica e Farmaceutica SpA	715	34,174
Roche Holding AG	4,298	1,313,449
Roche Holding AG CHF 1	196	64,324
Sanofi	6,938	743,774
Shionogi & Co. Ltd.	1,626	68,699
Takeda Pharmaceutical Co. Ltd.	9,678	304,190
Teva Pharmaceutical Industries Ltd. (ADR)*	6,379	48,034
UCB SA (x)	788	69,838
Viatris, Inc.	6,241	62,285
Zoetis, Inc., Class A	2,405	414,165

		16,826,544

Total Health Care		38,548,236

Industrials (7.1%)
Aerospace & Defense (1.1%)
Airbus SE	3,630	524,736
Axon Enterprise, Inc.*	365	71,219
BAE Systems plc	18,345	216,451
Boeing Co. (The)*	2,943	621,444
Dassault Aviation SA	151	30,213
Elbit Systems Ltd.	179	37,309
General Dynamics Corp.	1,171	251,941
Howmet Aerospace, Inc.	1,915	94,907
Huntington Ingalls Industries, Inc.	208	47,341
Kongsberg Gruppen ASA	526	23,927
L3Harris Technologies, Inc.	986	193,029
Lockheed Martin Corp.	1,173	540,026
MTU Aero Engines AG	335	86,800
Northrop Grumman Corp.	743	338,659
Raytheon Technologies Corp.	7,605	744,986
Rheinmetall AG	281	77,154
Rolls-Royce Holdings plc*	51,181	98,299
Saab AB, Class B	490	26,489
Safran SA	2,107	331,034
Singapore Technologies Engineering Ltd.	9,034	24,646
Textron, Inc.	1,050	71,012
Thales SA	657	98,345
TransDigm Group, Inc.	272	243,214

		4,793,181

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	606	57,176
Deutsche Post AG (Registered)	6,207	303,103
DSV A/S	1,156	243,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Expeditors International of Washington, Inc.	795	$96,298
FedEx Corp.	1,204	298,472
Nippon Express Holdings, Inc. (x)	441	24,871
SG Holdings Co. Ltd.	1,958	27,936
United Parcel Service, Inc., Class B	3,772	676,131
Yamato Holdings Co. Ltd.	1,686	30,491

		1,757,761

Building Products (0.4%)
A O Smith Corp.	648	47,161
AGC, Inc. (x)	1,252	45,060
Allegion plc	458	54,969
Assa Abloy AB, Class B	6,043	145,058
Carrier Global Corp.	4,345	215,990
Cie de Saint-Gobain	3,038	185,067
Daikin Industries Ltd.	1,614	329,457
Geberit AG (Registered)	209	109,422
Johnson Controls International plc	3,571	243,328
Kingspan Group plc	955	63,583
Lixil Corp.	1,469	18,657
Masco Corp.	1,172	67,249
Nibe Industrier AB, Class B	8,912	84,707
ROCKWOOL A/S, Class B	67	17,326
TOTO Ltd.	819	24,702
Trane Technologies plc	1,187	227,026
Xinyi Glass Holdings Ltd.	8,662	13,542

		1,892,304

Commercial Services & Supplies (0.3%)
Brambles Ltd.	8,367	80,531
Cintas Corp.	450	223,686
Copart, Inc.*	2,233	203,672
Dai Nippon Printing Co. Ltd.	1,285	36,433
Rentokil Initial plc	15,040	117,473
Republic Services, Inc., Class A	1,070	163,892
Rollins, Inc.	1,206	51,653
Secom Co. Ltd.	1,291	87,417
Securitas AB, Class B	2,846	23,374
Toppan, Inc.	1,517	32,776
Waste Management, Inc.	1,927	334,180

		1,355,087

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	1,336	46,974
Bouygues SA	1,323	44,434
Eiffage SA	450	46,991
Ferrovial SE	3,115	98,626
Kajima Corp.	2,570	38,873
Obayashi Corp.	3,757	32,556
Quanta Services, Inc.	756	148,516
Shimizu Corp.	3,194	20,172
Skanska AB, Class B	1,968	27,611
Taisei Corp.	1,104	38,614
Vinci SA	3,269	379,947

		923,314

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	9,696	381,521
AMETEK, Inc.	1,200	194,256
Eaton Corp. plc	2,075	417,283
Emerson Electric Co.	2,975	268,910
Fuji Electric Co. Ltd.	849	37,412
Generac Holdings, Inc.*	324	48,318
Legrand SA	1,659	164,576
Mitsubishi Electric Corp.	11,820	166,103
Nidec Corp.	2,553	140,328
Prysmian SpA	1,607	67,308
Rockwell Automation, Inc.	598	197,011
Schneider Electric SE	3,332	607,314
Siemens Energy AG*	3,157	55,727
Vestas Wind Systems A/S*	6,245	165,924

		2,911,991

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	10,651	27,895
Central Japan Railway Co.	915	114,747
CSX Corp.	10,582	360,846
East Japan Railway Co.	1,844	102,260
Grab Holdings Ltd., Class A*	11,385	39,051
Hankyu Hanshin Holdings, Inc.	1,481	49,054
JB Hunt Transport Services, Inc.	432	78,205
Keio Corp.	595	18,709
Keisei Electric Railway Co. Ltd.	879	36,432
Kintetsu Group Holdings Co. Ltd.	1,142	39,569
MTR Corp. Ltd.	8,957	41,228
Norfolk Southern Corp.	1,185	268,711
Odakyu Electric Railway Co. Ltd.	1,705	22,850
Old Dominion Freight Line, Inc.	468	173,043
Tobu Railway Co. Ltd.	1,092	29,300
Tokyu Corp.	3,239	39,061
Union Pacific Corp.	3,173	649,259
West Japan Railway Co.	1,374	57,182

		2,147,402

Industrial Conglomerates (0.7%)
3M Co.	2,871	287,358
CK Hutchison Holdings Ltd.	15,601	95,492
DCC plc	661	36,947
General Electric Co.	5,668	622,630
Hikari Tsushin, Inc.	156	22,420
Hitachi Ltd.	5,738	355,134
Honeywell International, Inc.	3,464	718,780
Investment AB Latour, Class B	856	16,987
Jardine Cycle & Carriage Ltd.	592	15,280
Jardine Matheson Holdings Ltd.	946	47,982
Keppel Corp. Ltd.	8,427	41,945
Lifco AB, Class B	1,349	29,357
Siemens AG (Registered)	4,656	774,984
Smiths Group plc	2,032	42,517
Toshiba Corp.	2,517	78,893

		3,186,706

Machinery (1.4%)
Alfa Laval AB	1,805	65,825
Alstom SA	2,009	59,968
Atlas Copco AB, Class A	16,443	237,146
Atlas Copco AB, Class B	9,485	118,179
Caterpillar, Inc.	2,682	659,906
CNH Industrial NV	5,921	85,580
Cummins, Inc.	737	180,683
Daifuku Co. Ltd.	1,773	36,304
Daimler Truck Holding AG	3,020	108,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	1,404	$568,887
Dover Corp.	728	107,489
Epiroc AB, Class A	4,060	76,903
Epiroc AB, Class B	2,256	36,489
FANUC Corp.	5,865	206,216
Fortive Corp.	1,840	137,577
GEA Group AG	1,008	42,126
Hitachi Construction Machinery Co. Ltd.	622	17,521
Hoshizaki Corp.	628	22,583
Husqvarna AB, Class B	2,421	21,960
IDEX Corp.	393	84,597
Illinois Tool Works, Inc.	1,439	359,980
Indutrade AB	1,606	36,238
Ingersoll Rand, Inc.	2,106	137,648
Knorr-Bremse AG	491	37,488
Komatsu Ltd.	5,646	152,771
Kone OYJ, Class B	2,066	107,920
Kubota Corp.	5,944	86,588
Kurita Water Industries Ltd.	715	27,481
Makita Corp.	1,296	36,379
Metso OYJ	3,996	48,139
Minebea Mitsumi, Inc.	2,100	39,767
MISUMI Group, Inc.	1,645	32,924
Mitsubishi Heavy Industries Ltd.	1,995	93,334
NGK Insulators Ltd.	1,160	13,876
Nordson Corp.	280	69,490
Otis Worldwide Corp.	2,151	191,461
PACCAR, Inc.	2,720	227,528
Parker-Hannifin Corp.	668	260,547
Pentair plc	859	55,491
Rational AG	36	26,047
Sandvik AB	6,516	127,235
Schindler Holding AG	260	60,994
Schindler Holding AG (Registered)	165	37,078
Seatrium Ltd.*	225,929	20,922
SKF AB, Class B	1,909	33,246
SMC Corp.	351	195,086
Snap-on, Inc.	276	79,540
Spirax-Sarco Engineering plc	465	61,250
Stanley Black & Decker, Inc.	797	74,687
Techtronic Industries Co. Ltd.	7,959	87,089
Toyota Industries Corp.	945	67,794
VAT Group AG (m)	170	70,410
Volvo AB, Class A	1,158	24,695
Volvo AB, Class B	9,131	189,395
Wartsila OYJ Abp	2,739	30,860
Westinghouse Air Brake Technologies Corp.	936	102,651
Xylem, Inc.	1,245	140,212
Yaskawa Electric Corp.	1,524	70,158

		6,389,072

Marine Transportation (0.1%)
AP Moller – Maersk A/S, Class A	20	34,902
AP Moller – Maersk A/S, Class B	32	56,298
Kawasaki Kisen Kaisha Ltd.	843	20,452
Kuehne + Nagel International AG (Registered)	333	98,441
Mitsui OSK Lines Ltd. (x)	1,992	47,669
Nippon Yusen KK (x)	2,982	66,267
SITC International Holdings Co. Ltd.	7,760	14,242

		338,271

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	666	35,418
American Airlines Group, Inc.*	3,398	60,960
ANA Holdings, Inc.*	924	22,046
Delta Air Lines, Inc.*	3,345	159,021
Deutsche Lufthansa AG (Registered)*	3,458	35,394
Japan Airlines Co. Ltd.	834	18,117
Qantas Airways Ltd.*	5,347	22,172
Singapore Airlines Ltd.	7,753	41,032
Southwest Airlines Co.	3,097	112,143
United Airlines Holdings, Inc.*	1,707	93,663

		599,966

Professional Services (0.7%)
Adecco Group AG (Registered)	1,031	33,653
Automatic Data Processing, Inc.	2,150	472,549
BayCurrent Consulting, Inc.	796	29,905
Broadridge Financial Solutions, Inc.	614	101,697
Bureau Veritas SA	1,870	51,294
Ceridian HCM Holding, Inc.*	810	54,246
Computershare Ltd.	3,508	54,923
CoStar Group, Inc.*	2,126	189,214
Equifax, Inc.	638	150,121
Experian plc	5,635	216,528
Intertek Group plc	1,037	56,288
Jacobs Solutions, Inc.	660	78,467
Leidos Holdings, Inc.	714	63,175
Paychex, Inc.	1,670	186,823
Paycom Software, Inc.	253	81,274
Persol Holdings Co. Ltd.	1,027	18,585
Randstad NV	675	35,574
Recruit Holdings Co. Ltd.	8,821	281,509
RELX plc	11,713	390,493
Robert Half International, Inc.	561	42,198
SGS SA (Registered)	912	86,137
Teleperformance	365	61,275
Verisk Analytics, Inc., Class A	754	170,427
Wolters Kluwer NV	1,594	202,398

		3,108,753

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	1,009	64,092
Ashtead Group plc	2,705	187,835
Beijer Ref AB	2,060	26,325
Brenntag SE	959	74,715
Bunzl plc	2,086	79,421
Fastenal Co.	2,972	175,318
IMCD NV	364	52,358
ITOCHU Corp. (x)	7,354	292,456
Marubeni Corp.	9,386	160,348
Mitsubishi Corp.	7,601	368,451
Mitsui & Co. Ltd.	8,031	302,178
MonotaRO Co. Ltd.	1,450	18,477
Reece Ltd.	1,211	15,094
Sumitomo Corp.	6,806	144,604
Toyota Tsusho Corp.	1,353	67,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.	358	$159,442
WW Grainger, Inc.	232	182,953

		2,371,608

Transportation Infrastructure (0.1%)
Aena SME SA (m)	467	75,488
Aeroports de Paris	205	29,455
Auckland International Airport Ltd.*	7,243	37,954
Getlink SE	2,187	37,211
Transurban Group	18,842	179,474

		359,582

Total Industrials		32,134,998

Information Technology (13.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,300	210,678
Cisco Systems, Inc.	21,319	1,103,045
F5, Inc.*	315	46,072
Juniper Networks, Inc.	1,674	52,446
Motorola Solutions, Inc.	873	256,033
Nokia OYJ	32,439	136,131
Telefonaktiebolaget LM Ericsson, Class B	17,853	97,372

		1,901,777

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,099	263,260
Azbil Corp.	714	22,594
CDW Corp.	702	128,817
Corning, Inc.	3,982	139,529
Halma plc	2,362	68,372
Hamamatsu Photonics KK	908	44,574
Hexagon AB, Class B	12,699	156,364
Hirose Electric Co. Ltd.	187	24,890
Ibiden Co. Ltd.	736	41,736
Keyence Corp.	1,198	566,556
Keysight Technologies, Inc.*	927	155,226
Kyocera Corp.	1,946	105,777
Murata Manufacturing Co. Ltd.	3,497	200,657
Omron Corp.	1,073	65,731
Shimadzu Corp.	1,530	47,367
TDK Corp.	2,393	92,660
TE Connectivity Ltd.	1,640	229,862
Teledyne Technologies, Inc.*	245	100,722
Trimble, Inc.*	1,290	68,293
Venture Corp. Ltd.	1,602	17,497
Yokogawa Electric Corp.	1,321	24,243
Zebra Technologies Corp., Class A*	268	79,282

		2,644,009

IT Services (0.6%)
Accenture plc, Class A	3,287	1,014,302
Akamai Technologies, Inc.*	792	71,177
Bechtle AG	474	18,781
Capgemini SE	1,007	190,767
Cognizant Technology Solutions Corp., Class A	2,641	172,405
DXC Technology Co.*	1,185	31,663
EPAM Systems, Inc.*	301	67,650
Fujitsu Ltd.	1,077	138,854
Gartner, Inc.*	411	143,977
International Business Machines Corp.	4,726	632,386
Itochu Techno-Solutions Corp.	555	14,044
NEC Corp.	1,563	75,995
Nomura Research Institute Ltd.	2,394	66,024
NTT Data Group Corp.	3,652	51,134
Obic Co. Ltd.	437	70,061
Otsuka Corp.	659	25,645
SCSK Corp.	904	14,229
TIS, Inc.	1,329	33,299
VeriSign, Inc.*	471	106,432
Wix.com Ltd.*	327	25,585

		2,964,410

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	8,382	954,794
Advantest Corp.	1,193	159,820
Analog Devices, Inc.	2,633	512,935
Applied Materials, Inc.	4,399	635,831
ASM International NV	297	126,308
ASML Holding NV	2,466	1,785,065
Broadcom, Inc.	2,170	1,882,323
Disco Corp.	561	88,753
Enphase Energy, Inc.*	713	119,413
First Solar, Inc.*	517	98,277
Infineon Technologies AG	8,019	330,708
Intel Corp.	21,710	725,982
KLA Corp.	714	346,304
Lam Research Corp.	699	449,359
Lasertec Corp.	474	71,640
Microchip Technology, Inc.	2,851	255,421
Micron Technology, Inc.	5,696	359,475
Monolithic Power Systems, Inc.	234	126,414
NVIDIA Corp.	12,873	5,445,536
NXP Semiconductors NV	1,352	276,727
ON Semiconductor Corp.*	2,248	212,616
Qorvo, Inc.*	520	53,056
QUALCOMM, Inc.	5,798	690,194
Renesas Electronics Corp.*	7,786	147,348
Rohm Co. Ltd.	575	54,348
Skyworks Solutions, Inc.	828	91,651
SolarEdge Technologies, Inc.*	293	78,832
STMicroelectronics NV	4,187	208,297
SUMCO Corp. (x)	1,925	27,246
Teradyne, Inc.	807	89,843
Texas Instruments, Inc.	4,724	850,414
Tokyo Electron Ltd.	2,752	394,096
Tower Semiconductor Ltd.*	642	23,721

		17,672,747

Software (4.7%)
Adobe, Inc.*	2,388	1,167,708
ANSYS, Inc.*	451	148,952
Autodesk, Inc.*	1,115	228,140
Cadence Design Systems, Inc.*	1,419	332,784
Check Point Software Technologies Ltd.*	614	77,131
CyberArk Software Ltd.*	267	41,740
Dassault Systemes SE	4,099	181,775
Fair Isaac Corp.*	130	105,197
Fortinet, Inc.*	3,392	256,401
Gen Digital, Inc.	2,961	54,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	1,460	$668,957
Microsoft Corp.	38,702	13,179,579
Monday.com Ltd.*	117	20,033
Nemetschek SE	401	30,030
Nice Ltd.*	391	80,687
Oracle Corp.	288	21,402
Oracle Corp. (Moscow Stock Exchange)	8,010	953,911
Palo Alto Networks, Inc.*	1,575	402,428
PTC, Inc.*	554	78,834
Roper Technologies, Inc.	555	266,844
Sage Group plc (The)	6,107	71,740
Salesforce, Inc.*	5,096	1,076,581
SAP SE	6,388	872,242
ServiceNow, Inc.*	1,060	595,688
Synopsys, Inc.*	793	345,280
Temenos AG (Registered)	388	30,894
Trend Micro, Inc.	863	41,793
Tyler Technologies, Inc.*	218	90,791
WiseTech Global Ltd.	1,067	57,162
Xero Ltd.*	924	73,847

		21,553,478

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	76,955	14,926,962
Brother Industries Ltd.	1,365	20,017
Canon, Inc. (x)	6,205	163,738
FUJIFILM Holdings Corp.	2,283	135,589
Hewlett Packard Enterprise Co.	6,745	113,316
HP, Inc.	4,512	138,564
Logitech International SA (Registered)	1,006	59,814
NetApp, Inc.	1,113	85,033
Ricoh Co. Ltd.	3,256	27,801
Seagate Technology Holdings plc	1,002	61,994
Seiko Epson Corp.	1,618	25,123
Western Digital Corp.*	1,665	63,153

		15,821,104

Total Information Technology		62,557,525

Materials (2.6%)
Chemicals (1.4%)
Air Liquide SA	3,212	575,854
Air Products and Chemicals, Inc.	1,156	346,257
Akzo Nobel NV	1,043	85,224
Albemarle Corp.	611	136,308
Arkema SA	345	32,544
Asahi Kasei Corp.	7,259	49,275
BASF SE	5,468	265,485
Celanese Corp., Class A	521	60,332
CF Industries Holdings, Inc.	1,015	70,461
Chr Hansen Holding A/S	691	48,062
Clariant AG (Registered)	1,248	18,040
Corteva, Inc.	3,700	212,010
Covestro AG (m)*	1,236	64,180
Croda International plc	866	61,892
Dow, Inc.	3,682	196,103
DSM-Firmenich AG*	1,078	116,009
DuPont de Nemours, Inc.	2,389	170,670
Eastman Chemical Co.	620	51,906
Ecolab, Inc.	1,289	240,643
EMS-Chemie Holding AG (Registered)	46	34,839
Evonik Industries AG	1,213	23,057
FMC Corp.	651	67,925
Givaudan SA (Registered)	57	189,094
ICL Group Ltd.	4,731	25,904
International Flavors & Fragrances, Inc.	1,328	105,696
Johnson Matthey plc	1,120	24,914
JSR Corp.	1,010	29,036
Linde plc	2,548	970,992
LyondellBasell Industries NV, Class A	1,321	121,307
Mitsubishi Chemical Group Corp.	7,408	44,666
Mitsui Chemicals, Inc.	1,065	31,474
Mosaic Co. (The)	1,729	60,515
Nippon Paint Holdings Co. Ltd.	5,799	47,940
Nippon Sanso Holdings Corp.	1,119	24,323
Nissan Chemical Corp.	792	34,130
Nitto Denko Corp.	964	71,457
Novozymes A/S, Class B	1,270	59,149
OCI NV	620	14,884
Orica Ltd.	2,358	23,386
PPG Industries, Inc.	1,225	181,668
Sherwin-Williams Co. (The)	1,222	324,466
Shin-Etsu Chemical Co. Ltd.	11,095	368,762
Sika AG (Registered)	898	256,848
Solvay SA	480	53,759
Sumitomo Chemical Co. Ltd.	6,970	21,217
Symrise AG, Class A	832	87,161
Toray Industries, Inc.	8,024	44,828
Tosoh Corp.	1,504	17,831
Umicore SA	1,252	34,999
Wacker Chemie AG	112	15,370
Yara International ASA (x)	1,065	37,604

		6,250,456

Construction Materials (0.2%)
CRH plc	4,503	248,712
Heidelberg Materials AG	926	76,038
Holcim AG	3,450	231,952
James Hardie Industries plc (CHDI)*	2,791	74,398
Martin Marietta Materials, Inc.	323	149,126
Vulcan Materials Co.	693	156,230

		936,456

Containers & Packaging (0.1%)
Amcor plc	7,659	76,437
Avery Dennison Corp.	420	72,156
Ball Corp.	1,637	95,290
International Paper Co.	1,806	57,449
Packaging Corp. of America	468	61,851
Sealed Air Corp.	752	30,080
SIG Group AG	1,797	49,663
Smurfit Kappa Group plc	1,561	52,105
Westrock Co.	1,333	38,750

		533,781

Metals & Mining (0.9%)
Anglo American plc	7,783	220,605
Antofagasta plc	2,282	42,527
ArcelorMittal SA	2,933	79,908
BHP Group Ltd.	30,986	924,530
BlueScope Steel Ltd.	2,819	38,891
Boliden AB	1,726	49,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Endeavour Mining plc	1,136	$27,317
Fortescue Metals Group Ltd.	10,204	151,968
Freeport-McMoRan, Inc.	7,460	298,400
Glencore plc	65,286	370,337
IGO Ltd.	4,085	41,694
JFE Holdings, Inc.	2,844	40,810
Mineral Resources Ltd.	1,076	51,688
Newcrest Mining Ltd.	5,431	97,036
Newmont Corp.	4,137	176,484
Nippon Steel Corp.	4,873	102,292
Norsk Hydro ASA	7,782	46,254
Northern Star Resources Ltd.	6,438	52,264
Nucor Corp.	1,308	214,486
Pilbara Minerals Ltd.	15,208	50,152
Rio Tinto Ltd.	2,275	175,081
Rio Tinto plc	6,882	437,210
South32 Ltd.	27,097	68,339
Steel Dynamics, Inc.	836	91,065
Sumitomo Metal Mining Co. Ltd.	1,564	50,409
voestalpine AG (x)	671	24,113

		3,923,820

Paper & Forest Products (0.0%)†
Holmen AB, Class B	552	19,838
Mondi plc	2,809	42,888
Oji Holdings Corp.	4,695	17,587
Stora Enso OYJ, Class R	3,558	41,236
Svenska Cellulosa AB SCA, Class B	3,506	44,724
UPM-Kymmene OYJ	3,231	96,291

		262,564

Total Materials		11,907,077

Real Estate (1.5%)
Diversified REITs (0.0%)†
British Land Co. plc (The) (REIT)	5,094	19,645
Daiwa House REIT Investment Corp. (REIT)	14	26,870
GPT Group (The) (REIT)	11,084	30,633
Land Securities Group plc (REIT)	4,076	29,807
Mirvac Group (REIT)	22,814	34,493
Nomura Real Estate Master Fund, Inc. (REIT)	28	32,291
Stockland (REIT)	13,813	37,252

		210,991

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	2,847	57,225
Ventas, Inc. (REIT)	2,082	98,416
Welltower, Inc. (REIT)	2,587	209,262

		364,903

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,702	62,305

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	19,419	39,170
GLP J-REIT (REIT)	28	27,609
Goodman Group (REIT)	10,145	135,898
Mapletree Logistics Trust (REIT)	18,047	21,667
Nippon Prologis REIT, Inc. (REIT)	14	28,086
Prologis, Inc. (REIT)	4,807	589,483
Segro plc (REIT)	6,945	63,318
Warehouses De Pauw CVA (REIT)	1,059	29,049

		934,280

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	819	92,948
Boston Properties, Inc. (REIT)	743	42,789
Covivio SA (REIT)	301	14,240
Dexus (REIT)	6,223	32,388
Gecina SA (REIT)	315	33,557
Japan Real Estate Investment Corp. (REIT)	8	30,438
Nippon Building Fund, Inc. (REIT) (x)	10	39,335

		285,695

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	245	13,847
CapitaLand Investment Ltd.	15,267	37,524
CBRE Group, Inc., Class A*	1,618	130,589
City Developments Ltd.	2,367	11,800
CK Asset Holdings Ltd.	11,596	64,355
Daito Trust Construction Co. Ltd.	378	38,354
Daiwa House Industry Co. Ltd.	3,721	98,344
ESR Group Ltd. (m)	11,510	19,815
Fastighets AB Balder, Class B*	3,648	13,331
Hang Lung Properties Ltd.	8,515	13,142
Henderson Land Development Co. Ltd.	8,404	25,059
Hongkong Land Holdings Ltd.	5,854	22,871
Hulic Co. Ltd. (x)	2,195	18,838
LEG Immobilien SE*	472	27,107
Lendlease Corp. Ltd.	3,984	20,615
Mitsubishi Estate Co. Ltd.	6,840	81,588
Mitsui Fudosan Co. Ltd.	5,562	110,973
New World Development Co. Ltd.	7,602	18,777
Nomura Real Estate Holdings, Inc.	686	16,318
Sagax AB, Class B	1,121	22,156
Sino Land Co. Ltd.	19,259	23,683
Sumitomo Realty & Development Co. Ltd.	1,790	44,365
Sun Hung Kai Properties Ltd.	8,521	107,474
Swire Pacific Ltd., Class A	2,081	16,010
Swire Properties Ltd.	6,770	16,687
Swiss Prime Site AG (Registered)	488	42,352
UOL Group Ltd.	2,687	12,797
Vonovia SE	4,316	84,268
Wharf Real Estate Investment Co. Ltd.	9,663	48,364

		1,201,403

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	739	139,870
Camden Property Trust (REIT)	556	60,532
Equity Residential (REIT)	1,775	117,097
Essex Property Trust, Inc. (REIT)	334	78,256
Invitation Homes, Inc. (REIT)	3,026	104,094
Mid-America Apartment Communities, Inc. (REIT)	607	92,179
UDR, Inc. (REIT)	1,611	69,209

		661,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	31,805	$44,984
Federal Realty Investment Trust (REIT)	382	36,966
Japan Metropolitan Fund Invest (REIT)	48	32,059
Kimco Realty Corp. (REIT)	3,227	63,636
Klepierre SA (REIT)	1,381	34,262
Link REIT (REIT)	15,239	84,841
Mapletree Pan Asia Commercial Trust (REIT)	12,492	14,989
Realty Income Corp. (REIT)	3,504	209,504
Regency Centers Corp. (REIT)	801	49,478
Scentre Group (REIT)	30,034	53,047
Simon Property Group, Inc. (REIT)	1,702	196,547
Unibail-Rodamco-Westfield (REIT)*	721	38,107
Vicinity Ltd. (REIT)	22,390	27,524

		885,944

Specialized REITs (0.5%)
American Tower Corp. (REIT)	2,426	470,498
Crown Castle, Inc. (REIT)	2,257	257,163
Digital Realty Trust, Inc. (REIT)	1,516	172,627
Equinix, Inc. (REIT)	487	381,779
Extra Space Storage, Inc. (REIT)	703	104,641
Iron Mountain, Inc. (REIT)	1,518	86,253
Public Storage (REIT)	824	240,509
SBA Communications Corp. (REIT), Class A	564	130,713
VICI Properties, Inc. (REIT), Class A	5,227	164,285
Weyerhaeuser Co. (REIT)	3,812	127,740

		2,136,208

Total Real Estate		6,742,966

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA (x)	174	29,551
Alliant Energy Corp.	1,308	68,644
American Electric Power Co., Inc.	2,680	225,656
BKW AG	155	27,380
Chubu Electric Power Co., Inc.	3,728	45,527
CK Infrastructure Holdings Ltd.	3,085	16,330
CLP Holdings Ltd.	9,502	73,959
Constellation Energy Corp.	1,689	154,628
Duke Energy Corp.	4,011	359,947
Edison International	1,993	138,414
EDP – Energias de Portugal SA	17,797	87,114
Elia Group SA/NV	180	22,866
Endesa SA (x)	1,838	39,485
Enel SpA	49,009	330,139
Entergy Corp.	1,101	107,204
Evergy, Inc.	1,195	69,812
Eversource Energy	1,816	128,791
Exelon Corp.	5,177	210,911
FirstEnergy Corp.	2,833	110,147
Fortum OYJ	2,570	34,416
Iberdrola SA	35,606	465,081
Kansai Electric Power Co., Inc. (The)	4,074	51,185
Mercury NZ Ltd.	3,941	15,727
NextEra Energy, Inc.	10,532	781,474
NRG Energy, Inc.	1,198	44,793
Origin Energy Ltd.	10,233	57,203
Orsted A/S (m)	1,194	112,806
PG&E Corp.*	8,414	145,394
Pinnacle West Capital Corp.	589	47,980
Power Assets Holdings Ltd.	8,027	42,103
PPL Corp.	3,836	101,501
Redeia Corp. SA (x)	2,563	43,041
Southern Co. (The)	5,676	398,739
SSE plc	6,734	157,759
Terna – Rete Elettrica Nazionale	8,141	69,345
Tokyo Electric Power Co. Holdings, Inc.*	8,834	32,400
Verbund AG	450	36,141
Xcel Energy, Inc.	2,865	178,117

		5,061,710

Gas Utilities (0.1%)
APA Group	6,827	44,166
Atmos Energy Corp.	752	87,488
Enagas SA (x)	1,440	28,294
Hong Kong & China Gas Co. Ltd.	64,786	56,030
Naturgy Energy Group SA	855	25,468
Osaka Gas Co. Ltd.	2,170	33,288
Snam SpA	11,668	60,977
Tokyo Gas Co. Ltd.	2,411	52,675

		388,386

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,484	72,223
Corp. ACCIONA Energias Renovables SA (x)	395	13,216
EDP Renovaveis SA (x)	1,461	29,263
Meridian Energy Ltd.	7,413	25,543
RWE AG	3,948	171,846

		312,091

Multi-Utilities (0.5%)
Ameren Corp.	1,367	111,643
CenterPoint Energy, Inc.	3,285	95,758
Centrica plc	34,780	54,773
CMS Energy Corp.	1,518	89,183
Consolidated Edison, Inc.	1,804	163,082
Dominion Energy, Inc.	4,351	225,338
DTE Energy Co.	1,073	118,051
E.ON SE	13,528	172,432
Engie SA	10,949	182,116
National Grid plc	21,683	286,522
NiSource, Inc.	2,150	58,803
Public Service Enterprise Group, Inc.	2,597	162,598
Sempra Energy	1,638	238,476
Veolia Environnement SA	4,131	130,608
WEC Energy Group, Inc.	1,642	144,890

		2,234,273

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,013	144,606
Severn Trent plc	1,450	47,237
United Utilities Group plc	3,945	48,177

		240,020

Total Utilities		8,236,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Total Common Stocks (63.5%) (Cost $259,512,683)		$288,836,543

EXCHANGE TRADED FUND (ETF):
Equity (4.7%)
SPDR S&P MidCap 400 ETF Trust (x)	45,024	21,562,444

Total Exchange Traded Fund (4.7%) (Cost $17,908,536)		21,562,444

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (16.0%)
U.S. Treasury Bonds 6.000%, 2/15/26	$857,100	885,573
6.125%, 11/15/27	1,896,100	2,037,282
5.250%, 11/15/28	665,600	699,586
U.S. Treasury Notes 2.500%, 1/31/24	1,731,800	1,703,446
2.750%, 2/15/24	2,534,200	2,492,892
2.125%, 3/31/24	1,521,400	1,484,926
2.250%, 11/15/24	2,916,800	2,800,963
2.000%, 2/15/25	745,400	709,486
0.500%, 3/31/25	623,600	576,723
2.125%, 5/15/25	1,120,900	1,064,305
0.250%, 6/30/25	2,203,100	2,011,513
2.000%, 8/15/25	2,684,200	2,532,440
0.250%, 8/31/25	1,567,100	1,422,061
0.250%, 9/30/25	829,000	750,699
2.250%, 11/15/25	338,700	319,967
0.375%, 12/31/25	966,500	870,832
0.375%, 1/31/26	1,504,700	1,350,709
1.625%, 2/15/26	1,602,600	1,484,665
0.500%, 2/28/26	656,000	589,094
0.750%, 4/30/26	321,000	288,999
0.750%, 5/31/26	2,393,400	2,149,000
1.500%, 8/15/26	2,167,700	1,980,733
0.750%, 8/31/26	660,100	588,534
0.875%, 9/30/26	1,851,600	1,656,380
2.000%, 11/15/26	3,908,200	3,613,928
1.250%, 12/31/26	827,900	744,911
1.500%, 1/31/27	990,600	897,083
2.250%, 2/15/27	1,962,300	1,824,134
1.875%, 2/28/27	497,800	456,158
2.375%, 5/15/27	2,289,900	2,131,809
2.250%, 8/15/27	5,527,100	5,107,531
2.250%, 11/15/27	3,255,500	2,997,098
3.875%, 12/31/27	994,200	979,923
2.750%, 2/15/28	911,000	855,782
3.625%, 3/31/28	1,835,600	1,792,221
3.500%, 4/30/28	1,531,500	1,487,427
2.875%, 5/15/28	881,000	830,842
3.625%, 5/31/28	846,000	827,217
2.875%, 8/15/28	137,000	128,996
3.125%, 11/15/28	2,244,400	2,136,981
2.625%, 2/15/29	693,400	642,211
2.375%, 5/15/29	704,000	641,542
1.625%, 8/15/29	522,700	455,700
1.500%, 2/15/30	473,100	405,016
0.625%, 5/15/30	1,183,500	947,628
0.625%, 8/15/30	1,464,800	1,166,233
0.875%, 11/15/30	1,636,700	1,323,684
1.625%, 5/15/31	1,207,500	1,025,711
1.250%, 8/15/31	1,243,400	1,019,902
1.375%, 11/15/31	801,300	660,344
1.875%, 2/15/32	2,363,100	2,022,734
2.875%, 5/15/32	860,100	796,920
2.750%, 8/15/32	945,400	866,143
4.125%, 11/15/32	887,100	906,002
3.500%, 2/15/33	451,900	439,931
3.375%, 5/15/33	369,800	356,454

Total U.S. Treasury Obligations		72,939,004

Total Long-Term Debt Securities (16.0%) (Cost $79,040,648)		72,939,004

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (14.6%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	65,988,317	66,001,515

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.4%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $6,567,652, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $6,699,005. (xx)	$6,564,900	6,564,900

Total Short-Term Investments (16.0%) (Cost $72,575,650)		72,566,415

Total Investments in Securities (100.2%) (Cost $429,037,517)		455,904,406
Other Assets Less Liabilities (-0.2%)		(999,431)

Net Assets (100%)		$454,904,975

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $1,460,528 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)	At June 30, 2023, the Portfolio had loaned securities with a total value of $16,735,505. This was collateralized by $10,491,575 of various U.S. Government Treasury Securities, ranging from

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

0.000% – 6.250%, maturing 7/31/23 – 5/15/53 and by cash of $6,564,900 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.2
France	2.2
Germany	1.8
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	4.7
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.3
United Kingdom	2.4
United States	80.7
Cash and Other	(0.2)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	87	9/2023	EUR	4,202,746	82,588
FTSE 100 Index	43	9/2023	GBP	4,118,413	36,736
MSCI EAFE E-Mini Index	4	9/2023	USD	431,100	2,682
Russell 2000 E-Mini Index	225	9/2023	USD	21,416,625	43,727
S&P 500 E-Mini Index	121	9/2023	USD	27,153,913	879,937
S&P 500 Micro E-Mini Index	4	9/2023	USD	89,765	2,921
TOPIX Index	40	9/2023	JPY	6,342,562	210,473
U.S. Treasury 2 Year Note	32	9/2023	USD	6,507,000	(78,841)
U.S. Treasury 5 Year Note	11	9/2023	USD	1,178,031	(18,147)
U.S. Treasury 10 Year Note	58	9/2023	USD	6,511,406	(96,799)

					1,065,277

Short Contracts
SPI 200 Index	(39)	9/2023	AUD	(4,651,042)	(57,483)

					(57,483)

					1,007,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	5,425,349	USD	6,759,361	Bank of America	7/21/2023	131,644
USD	9,575,896	CHF	8,545,338	Morgan Stanley	7/21/2023	12,001
USD	6,110,436	GBP	4,800,696	Morgan Stanley	7/21/2023	12,834
EUR	11,557,787	USD	12,548,882	Deutsche Bank AG	7/31/2023	80,552
EUR	381,527	USD	410,482	JPMorgan Chase Bank	7/31/2023	6,421
USD	1,149,000	EUR	1,041,744	Bank of America	7/31/2023	10,664
USD	7,505,775	EUR	6,863,000	JPMorgan Chase Bank	7/31/2023	6,432
USD	7,951,528	AUD	11,689,581	Goldman Sachs International	8/25/2023	152,650
USD	8,682,402	JPY	1,208,818,662	Bank of America	8/25/2023	236,351

Total unrealized appreciation						649,549

GBP	4,499,000	USD	5,743,405	Goldman Sachs International	7/21/2023	(29,002)
USD	1,312,165	GBP	1,060,659	Bank of America	7/21/2023	(35,031)
EUR	3,659,899	USD	4,027,957	Goldman Sachs International	7/31/2023	(28,709)
EUR	2,190,709	USD	2,396,042	HSBC Bank plc	7/31/2023	(2,209)
USD	4,437,168	EUR	4,081,502	Goldman Sachs International	7/31/2023	(22,774)
NZD	8,131,029	USD	5,008,185	BNP Paribas	8/24/2023	(19,281)
AUD	847,327	USD	566,472	Barclays Bank plc	8/25/2023	(1,165)
AUD	13,944,475	USD	9,508,933	Citibank NA	8/25/2023	(205,669)
JPY	210,142,000	USD	1,499,032	Citibank NA	8/25/2023	(30,764)
JPY	1,921,215,226	USD	13,949,627	UBS AG	8/25/2023	(526,041)
NOK	28,034,680	USD	2,669,970	HSBC Bank plc	9/13/2023	(51,512)
SEK	30,718,097	USD	2,909,104	Barclays Bank plc	9/13/2023	(51,246)
SEK	17,347,388	USD	1,627,862	HSBC Bank plc	9/13/2023	(13,949)

Total unrealized depreciation						(1,017,352)

Net unrealized depreciation						(367,803)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,371,230	$3,758,038	$—	$20,129,268
Consumer Discretionary	20,613,981	12,047,604	—	32,661,585
Consumer Staples	12,981,448	9,593,857	—	22,575,305
Energy	7,952,908	4,004,373	—	11,957,281
Financials	24,037,821	17,348,001	—	41,385,822
Health Care	25,996,937	12,551,299	—	38,548,236
Industrials	16,722,413	15,412,585	—	32,134,998
Information Technology	54,835,167	7,722,358	—	62,557,525
Materials	4,835,063	7,072,014	—	11,907,077
Real Estate	4,636,593	2,106,373	—	6,742,966
Utilities	4,984,291	3,252,189	—	8,236,480
Exchange Traded Fund	21,562,444	—	—	21,562,444
Forward Currency Contracts	—	649,549	—	649,549
Futures	1,259,064	—	—	1,259,064
Short-Term Investments
Investment Company	66,001,515	—	—	66,001,515
Repurchase Agreement	—	6,564,900	—	6,564,900
U.S. Treasury Obligations	—	72,939,004	—	72,939,004

Total Assets	$282,790,875	$175,022,144	$—	$457,813,019

Liabilities:
Forward Currency Contracts	$—	$(1,017,352)	$—	$(1,017,352)
Futures	(251,270)	—	—	(251,270)

Total Liabilities	$(251,270)	$(1,017,352)	$—	$(1,268,622)

Total	$282,539,605	$174,004,792	$—	$456,544,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$649,549
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,259,064	*

Total		$1,908,613

	Liability Derivatives

Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(193,787	)*
Foreign exchange contracts	Payables	(1,017,352)
Equity contracts	Payables, Net assets – Unrealized depreciation	(57,483	)*

Total		$(1,268,622)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(148,778)	$—	$(148,778)
Foreign exchange contracts	—	(249,562)	(249,562)
Equity contracts	1,389,978	—	1,389,978

Total	$1,241,200	$(249,562)	$991,638

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(228,530)	$—	$(228,530)
Foreign exchange contracts	—	(1,239,024)	(1,239,024)
Equity contracts	2,000,356	—	2,000,356

Total	$1,771,826	$(1,239,024)	$532,802

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$49,817,120
Average notional value of contracts – short	$9,379,093
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$54,851,768
Average amounts sold – in USD	$39,158,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$378,659	$(35,031)	$—	$343,628
Deutsche Bank AG	80,552	—	—	80,552
Goldman Sachs International	152,650	(80,485)	—	72,165
JPMorgan Chase Bank	12,853	—	—	12,853
Morgan Stanley	24,835	—	—	24,835

Total	$649,549	$(115,516)	$—	$534,033

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$35,031	$(35,031)	$—	$—
Barclays Bank plc	52,411	—	—	52,411
BNP Paribas	19,281	—	—	19,281
Citibank NA	236,433	—	—	236,433
Goldman Sachs International	80,485	(80,485)	—	—
HSBC Bank plc	67,670	—	—	67,670
UBS AG	526,041	—	—	526,041

Total	$1,017,352	$(115,516)	$—	$901,836

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,079,371
Long-term U.S. government debt securities	7,582,827

$16,662,198

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,831,210
Long-term U.S. government debt securities	6,397,624

$9,228,834

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,352,996
Aggregate gross unrealized depreciation	(26,984,564)

Net unrealized appreciation	$27,368,432

Federal income tax cost of investments in securities and derivative instruments, if applicable	$429,175,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $422,472,617)	$449,339,506
Repurchase Agreements (Cost $6,564,900)	6,564,900
Cash	299,726
Foreign cash (Cost $257,343)	256,974
Due from broker for futures variation margin	4,220,051
Dividends, interest and other receivables	1,144,664
Receivable for securities sold	1,009,190
Unrealized appreciation on forward foreign currency contracts	649,549
Receivable for Portfolio shares sold	454,688
Securities lending income receivable	3,738
Other assets	9,445

Total assets	463,952,431

LIABILITIES
Payable for return of collateral on securities loaned	6,564,900
Unrealized depreciation on forward foreign currency contracts	1,017,352
Payable for securities purchased	961,492
Investment management fees payable	255,762
Distribution fees payable – Class IB	91,007
Payable for Portfolio shares repurchased	56,579
Administrative fees payable	46,491
Accrued expenses	53,873

Total liabilities	9,047,456

NET ASSETS	$454,904,975

Net assets were comprised of:
Paid in capital	$429,767,234
Total distributable earnings (loss)	25,137,741

Net assets	$454,904,975

Class IB

Net asset value, offering and redemption price per share, $454,904,975 / 40,031,737 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.36

(x)	Includes value of securities on loan of $16,735,505.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $231,771 foreign withholding tax)	$4,716,465
Interest	693,610
Securities lending (net)	25,712

Total income	5,435,787

EXPENSES
Investment management fees	1,545,886
Distribution fees – Class IB	515,295
Administrative fees	263,580
Custodian fees	33,454
Professional fees	32,531
Printing and mailing expenses	16,121
Trustees’ fees	6,195
Miscellaneous	8,993

Gross expenses	2,422,055
Less: Waiver from investment manager	(103,037)

Net expenses	2,319,018

NET INVESTMENT INCOME (LOSS)	3,116,769

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,071,121)
Futures contracts	1,241,200
Forward foreign currency contracts	(249,562)
Foreign currency transactions	122,067

Net realized gain (loss)	42,584

Change in unrealized appreciation (depreciation) on:
Investments in securities	37,345,278
Futures contracts	1,771,826
Forward foreign currency contracts	(1,239,024)
Foreign currency translations	(11,300)

Net change in unrealized appreciation (depreciation)	37,866,780

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,909,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,026,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,116,769	$2,939,735
Net realized gain (loss)	42,584	(3,230,484)
Net change in unrealized appreciation (depreciation)	37,866,780	(70,848,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,026,133	(71,139,128)

Distributions to shareholders:
Class IB	—	(2,419,594)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,680,960 and 6,320,737 shares, respectively ]	40,192,497	68,822,034
Capital shares issued in reinvestment of dividends and distributions [ 0 and 229,612 shares, respectively ]	—	2,419,594
Capital shares repurchased [ (963,757) and (2,985,657) shares, respectively]	(10,499,943)	(32,087,417)

Total Class IB transactions	29,692,554	39,154,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	29,692,554	39,154,211

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,718,687	(34,404,511)
NET ASSETS:
Beginning of period	384,186,288	418,590,799

End of period	$454,904,975	$384,186,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.30		$12.40		$11.06		$10.92		$9.30		$10.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.08		0.01		—	#	0.12		0.18
Net realized and unrealized gain (loss)	0.98		(2.11)		1.91		0.28		1.73		(1.00)

Total from investment operations	1.06		(2.03)		1.92		0.28		1.85		(0.82)

Less distributions:
Dividends from net investment income	—		(0.02)		(0.02)		(0.06)		(0.08)		(0.11)
Distributions from net realized gains	—		(0.05)		(0.56)		(0.08)		(0.15)		(0.01)

Total dividends and distributions	—		(0.07)		(0.58)		(0.14)		(0.23)		(0.12)

Net asset value, end of period	$11.36		$10.30		$12.40		$11.06		$10.92		$9.30

Total return (b)	10.29%		(16.42)%		17.37%		2.70%		19.86%		(8.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$454,905		$384,186		$418,591		$283,047		$198,981		$82,748
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.16	%(k)	1.10	%(m)	1.11	%(m)	1.09	%(n)	1.05	%(o)
Before waivers (a)(f)	1.17%		1.19%		1.15%		1.18%		1.19%		1.46%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.51%		0.77%		0.06%		0.03%		1.20%		1.75%
Before waivers (a)(f)(x)	1.46%		0.74%		0.01%		(0.04)%		1.09%		1.34%
Portfolio turnover rate^	3	%(z)	31%		7%		22%		56%		3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2019 to September 10, 2019‡		Year Ended December 31, 2018
Net asset value, beginning of period	$9.30		$10.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.14
Net realized and unrealized gain (loss)	1.13		(0.94)

Total from investment operations	1.22		(0.80)

Less distributions:
Dividends from net investment income	—		(0.13)
Distributions from net realized gains	—		(0.01)

Total dividends and distributions	—		(0.14)

Net asset value, end of period	$10.52		$9.30

Total return (b)	13.12%		(7.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,379
Ratio of expenses to average net assets:
After waivers (a)(f)	0.83	%(n)	0.81	%(o)
Before waivers (a)(f)	0.94%		1.38%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.29%		1.37%
Before waivers (a)(f)(x)	1.19%		0.80%
Portfolio turnover rate^	56%		3%
#	Per share amount is less than $0.005.
‡	After the close of business on September 10, 2019 operations for Class K ceased and shares were fully repurchased. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.94% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	30.0%
Information Technology	13.7
Financials	9.3
Health Care	8.6
Consumer Discretionary	7.3
Industrials	7.2
Consumer Staples	5.1
Communication Services	4.4
Exchange Traded Fund	4.1
Materials	2.7
Energy	2.7
Utilities	1.8
Real Estate	1.5
U.S. Government Agency Securities	0.5
Repurchase Agreements	0.4
Investment Company	0.2
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,091.00	$5.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.71

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	67,230	$1,072,319
BT Group plc	81,050	126,101
Cellnex Telecom SA (m)	6,661	270,038
Deutsche Telekom AG (Registered)	38,096	830,376
Elisa OYJ	1,656	88,450
HKT Trust & HKT Ltd.	41,715	48,585
Infrastrutture Wireless Italiane SpA (m)	3,708	48,959
Koninklijke KPN NV	37,074	132,350
Nippon Telegraph & Telephone Corp.	352,850	418,090
Orange SA	21,885	255,974
Singapore Telecommunications Ltd.	97,036	179,646
Spark New Zealand Ltd.	20,606	64,408
Swisscom AG (Registered)	305	190,276
Telecom Italia SpA (x)*	109,967	31,005
Telefonica Deutschland Holding AG	9,740	27,372
Telefonica SA	60,139	243,974
Telenor ASA	8,158	82,700
Telia Co. AB	27,268	59,800
Telstra Group Ltd.	47,153	135,337
Verizon Communications, Inc.	39,535	1,470,307

		5,776,067

Entertainment (0.7%)
Activision Blizzard, Inc.*	6,728	567,170
Bollore SE	9,758	60,809
Capcom Co. Ltd.	2,099	83,190
Electronic Arts, Inc.	2,450	317,765
Embracer Group AB, Class B (x)*	7,189	17,993
Koei Tecmo Holdings Co. Ltd.	1,382	23,903
Konami Group Corp.	1,197	62,727
Live Nation Entertainment, Inc.*	1,353	123,272
Netflix, Inc.*	4,181	1,841,689
Nexon Co. Ltd.	4,590	87,953
Nintendo Co. Ltd.	12,212	555,497
Sea Ltd. (ADR)*	4,315	250,443
Square Enix Holdings Co. Ltd.	1,054	49,077
Take-Two Interactive Software, Inc.*	1,491	219,416
Toho Co. Ltd.	1,366	51,968
Universal Music Group NV	9,630	213,955
Walt Disney Co. (The)*	17,184	1,534,188
Warner Bros Discovery, Inc.*	20,848	261,434

		6,322,449

Interactive Media & Services (2.3%)
Adevinta ASA*	2,834	18,587
Alphabet, Inc., Class A*	55,870	6,687,639
Alphabet, Inc., Class C*	48,059	5,813,697
Auto Trader Group plc (m)	10,728	83,149
Match Group, Inc.*	2,619	109,605
Meta Platforms, Inc., Class A*	20,803	5,970,045
REA Group Ltd.	647	61,980
Scout24 SE (m)	882	55,910
SEEK Ltd.	4,023	58,370
Z Holdings Corp.	29,574	71,418

		18,930,400

Media (0.4%)
Charter Communications, Inc., Class A*	977	358,920
Comcast Corp., Class A	39,116	1,625,270
CyberAgent, Inc.	4,464	32,602
Dentsu Group, Inc.	2,345	76,916
Fox Corp., Class A	2,530	86,020
Fox Corp., Class B	1,285	40,979
Hakuhodo DY Holdings, Inc.	2,579	27,229
Informa plc	16,042	147,876
Interpublic Group of Cos., Inc. (The)	3,630	140,045
News Corp., Class A	3,582	69,849
News Corp., Class B	1,104	21,771
Omnicom Group, Inc.	1,876	178,501
Paramount Global, Class B (x)	4,768	75,859
Publicis Groupe SA	2,742	213,901
Vivendi SE	8,109	74,760
WPP plc	12,225	127,789

		3,298,287

Wireless Telecommunication Services (0.3%)
KDDI Corp.	17,593	543,727
SoftBank Corp.	33,490	358,275
SoftBank Group Corp.	12,095	574,049
Tele2 AB, Class B	5,854	48,452
T-Mobile US, Inc.*	5,416	752,282
Vodafone Group plc	269,674	254,443

		2,531,228

Total Communication Services		36,858,431

Consumer Discretionary (7.3%)
Automobile Components (0.2%)
Aisin Corp.	1,808	55,887
Aptiv plc*	2,544	259,717
BorgWarner, Inc.	2,204	107,798
Bridgestone Corp. (x)	6,704	275,470
Cie Generale des Etablissements Michelin SCA	7,967	235,515
Continental AG	1,288	97,069
Denso Corp.	5,116	344,902
Koito Manufacturing Co. Ltd.	2,306	41,855
Sumitomo Electric Industries Ltd.	8,279	101,590
Valeo	2,301	49,373

		1,569,176

Automobiles (1.7%)
Bayerische Motoren Werke AG	3,918	481,194
Bayerische Motoren Werke AG (Preference) (q)	720	81,866
Dr Ing hc F Porsche AG (Preference) (q)	1,341	166,439
Ferrari NV	1,483	485,512
Ford Motor Co.	36,957	559,159
General Motors Co.	13,073	504,095
Honda Motor Co. Ltd.	18,098	546,715
Isuzu Motors Ltd.	6,435	78,346
Mazda Motor Corp.	6,275	61,325
Mercedes-Benz Group AG	10,060	809,644
Nissan Motor Co. Ltd.	27,067	111,778
Porsche Automobil Holding SE (Preference) (q)*	1,840	110,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Renault SA	2,277	$96,075
Stellantis NV (Euronext Paris)	9,499	166,957
Stellantis NV (Italian Stock Exchange)	16,940	298,190
Subaru Corp.	7,074	133,841
Suzuki Motor Corp.	4,382	159,236
Tesla, Inc.*	25,335	6,631,943
Toyota Motor Corp.	124,645	1,991,956
Volkswagen AG	359	59,895
Volkswagen AG (Preference) (q)	2,424	325,125
Volvo Car AB, Class B*	6,706	26,665
Yamaha Motor Co. Ltd. (x)	3,492	100,623

		13,987,253

Broadline Retail (1.5%)
Amazon.com, Inc.*	83,946	10,943,200
eBay, Inc.	5,029	224,746
Etsy, Inc.*	1,160	98,148
Next plc	1,435	126,019
Pan Pacific International Holdings Corp.	4,462	79,958
Prosus NV*	9,421	689,410
Rakuten Group, Inc.	11,223	39,090
Wesfarmers Ltd.	13,433	442,987

		12,643,558

Distributors (0.1%)
D’ieteren Group	256	45,271
Genuine Parts Co.	1,321	223,553
LKQ Corp.	2,388	139,149
Pool Corp.	367	137,493

		545,466

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	2,944	43,533
Pearson plc	7,154	75,393

		118,926

Hotels, Restaurants & Leisure (1.3%)
Accor SA	2,178	80,990
Amadeus IT Group SA*	5,298	403,926
Aristocrat Leisure Ltd.	6,860	177,636
Booking Holdings, Inc.*	347	937,014
Caesars Entertainment, Inc.*	2,024	103,163
Carnival Corp. (x)*	9,446	177,868
Chipotle Mexican Grill, Inc., Class A*	259	554,001
Compass Group plc	20,573	575,494
Darden Restaurants, Inc.	1,137	189,970
Delivery Hero SE (m)*	2,022	89,137
Domino’s Pizza, Inc.	332	111,881
Entain plc	6,765	109,865
Evolution AB (m)	2,161	273,841
Expedia Group, Inc.*	1,341	146,692
Flutter Entertainment plc*	2,074	417,424
Galaxy Entertainment Group Ltd.*	25,065	159,972
Genting Singapore Ltd.	66,727	46,303
Hilton Worldwide Holdings, Inc.	2,489	362,274
InterContinental Hotels Group plc	2,097	144,811
Just Eat Takeaway.com NV (m)*	2,535	38,890
La Francaise des Jeux SAEM (m)	1,307	51,461
Las Vegas Sands Corp.*	3,091	179,278
Lottery Corp. Ltd. (The)	26,161	89,727
Marriott International, Inc., Class A	2,425	445,448
McDonald’s Corp.	6,866	2,048,883
McDonald’s Holdings Co. Japan Ltd. (x)	1,006	39,125
MGM Resorts International	2,840	124,733
Norwegian Cruise Line Holdings Ltd.*	3,989	86,840
Oriental Land Co. Ltd.	12,824	500,663
Royal Caribbean Cruises Ltd.*	2,068	214,534
Sands China Ltd.*	28,293	96,832
Sodexo SA	1,043	114,860
Starbucks Corp.	10,781	1,067,966
Whitbread plc	2,396	103,108
Wynn Resorts Ltd.	974	102,864
Yum! Brands, Inc.	2,634	364,941

		10,732,415

Household Durables (0.4%)
Barratt Developments plc	11,249	59,054
Berkeley Group Holdings plc	1,330	66,246
DR Horton, Inc.	2,919	355,213
Garmin Ltd.	1,439	150,073
Iida Group Holdings Co. Ltd.	1,921	32,510
Lennar Corp., Class A	2,387	299,115
Mohawk Industries, Inc.*	497	51,271
Newell Brands, Inc.	3,544	30,833
NVR, Inc.*	29	184,168
Open House Group Co. Ltd.	904	32,611
Panasonic Holdings Corp.	25,752	315,461
Persimmon plc	3,811	49,684
PulteGroup, Inc.	2,099	163,050
SEB SA	306	31,638
Sekisui Chemical Co. Ltd.	4,162	60,204
Sekisui House Ltd.	7,334	148,412
Sharp Corp.*	2,363	13,168
Sony Group Corp.	14,823	1,329,588
Taylor Wimpey plc	40,244	52,567
Whirlpool Corp.	515	76,627

		3,501,493

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,071	163,618
Hasbro, Inc.	1,225	79,343
Shimano, Inc.	912	152,657
Yamaha Corp.	1,728	66,452

		462,070

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	559	39,298
AutoZone, Inc.*	173	431,351
Bath & Body Works, Inc.	2,153	80,737
Best Buy Co., Inc.	1,830	149,968
CarMax, Inc.*	1,488	124,546
Dufry AG (Registered)*	1,159	52,832
Fast Retailing Co. Ltd.	2,071	531,673
H & M Hennes & Mauritz AB, Class B	7,725	132,852
Home Depot, Inc. (The)	9,523	2,958,225
Industria de Diseno Textil SA	12,821	498,125
JD Sports Fashion plc	28,463	52,756
Kingfisher plc	22,022	64,788
Lowe’s Cos., Inc.	5,608	1,265,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nitori Holdings Co. Ltd.	975	$109,092
O’Reilly Automotive, Inc.*	573	547,387
Ross Stores, Inc.	3,217	360,722
TJX Cos., Inc. (The)	10,829	918,191
Tractor Supply Co.	1,030	227,733
Ulta Beauty, Inc.*	471	221,650
USS Co. Ltd.	2,419	40,091
Zalando SE (m)*	2,579	74,198
ZOZO, Inc.	1,375	28,458

		8,910,399

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	1,904	369,290
Burberry Group plc	4,468	120,250
Cie Financiere Richemont SA (Registered)	6,136	1,041,117
Hermes International	373	811,442
Kering SA	875	484,608
LVMH Moet Hennessy Louis Vuitton SE	3,246	3,063,333
Moncler SpA	2,444	169,109
NIKE, Inc., Class B	11,587	1,278,857
Pandora A/S	1,069	95,528
Puma SE	1,232	74,087
Ralph Lauren Corp., Class A	386	47,594
Swatch Group AG (The)	340	99,650
Swatch Group AG (The) (Registered)	613	33,695
Tapestry, Inc.	2,180	93,304
VF Corp.	3,107	59,313

		7,841,177

Total Consumer Discretionary		60,311,933

Consumer Staples (5.1%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	10,240	579,955
Asahi Group Holdings Ltd.	5,661	219,437
Brown-Forman Corp., Class B	1,720	114,862
Budweiser Brewing Co. APAC Ltd. (m)	19,000	48,993
Carlsberg A/S, Class B	1,176	188,034
Coca-Cola Co. (The)	36,602	2,204,173
Coca-Cola Europacific Partners plc	2,448	157,725
Coca-Cola HBC AG	2,589	77,142
Constellation Brands, Inc., Class A	1,516	373,133
Davide Campari-Milano NV	6,149	85,217
Diageo plc	26,508	1,137,086
Heineken Holding NV	1,386	120,513
Heineken NV	3,070	315,939
Keurig Dr Pepper, Inc.	7,921	247,690
Kirin Holdings Co. Ltd. (x)	9,065	132,388
Molson Coors Beverage Co., Class B	1,766	116,273
Monster Beverage Corp.*	7,186	412,764
PepsiCo, Inc.	12,956	2,399,710
Pernod Ricard SA	2,435	537,987
Remy Cointreau SA	283	45,371
Suntory Beverage & Food Ltd. (x)	1,676	60,774
Treasury Wine Estates Ltd.	7,966	59,853

		9,635,019

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	7,730	158,235
Carrefour SA	6,898	130,725
Coles Group Ltd.	15,611	191,867
Costco Wholesale Corp.	4,171	2,245,583
Dollar General Corp.	2,061	349,917
Dollar Tree, Inc.*	1,955	280,542
Endeavour Group Ltd.	16,577	69,826
HelloFresh SE*	1,823	45,076
J Sainsbury plc	19,299	66,067
Jeronimo Martins SGPS SA	3,350	92,361
Kesko OYJ, Class B	3,250	61,165
Kobe Bussan Co. Ltd.	1,728	44,669
Koninklijke Ahold Delhaize NV	11,468	391,171
Kroger Co. (The)	6,141	288,627
MatsukiyoCocokara & Co.	1,324	74,402
Ocado Group plc*	6,566	47,437
Seven & i Holdings Co. Ltd.	8,899	384,774
Sysco Corp.	4,765	353,563
Target Corp.	4,340	572,446
Tesco plc	84,770	267,876
Walgreens Boots Alliance, Inc.	6,734	191,852
Walmart, Inc.	13,191	2,073,361
Welcia Holdings Co. Ltd.	1,041	21,660
Woolworths Group Ltd.	14,236	377,730

		8,780,932

Food Products (1.2%)
Ajinomoto Co., Inc.	5,312	211,501
Archer-Daniels-Midland Co.	5,122	387,018
Associated British Foods plc	4,147	105,187
Barry Callebaut AG (Registered)	43	83,006
Bunge Ltd.	1,416	133,600
Campbell Soup Co.	1,887	86,255
Chocoladefabriken Lindt & Spruengli AG	12	150,740
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	248,116
Conagra Brands, Inc.	4,485	151,234
Danone SA	7,544	462,272
General Mills, Inc.	5,524	423,691
Hershey Co. (The)	1,385	345,834
Hormel Foods Corp.	2,724	109,559
J M Smucker Co. (The)	1,003	148,113
JDE Peet’s NV	1,477	43,936
Kellogg Co.	2,418	162,973
Kerry Group plc (London Stock Exchange), Class A	1,404	135,739
Kerry Group plc, Class A	502	48,981
Kikkoman Corp.	1,596	90,063
Kraft Heinz Co. (The)	7,502	266,321
Lamb Weston Holdings, Inc.	1,370	157,481
McCormick & Co., Inc. (Non-Voting)	2,359	205,776
Meiji Holdings Co. Ltd.	2,476	55,313
Mondelez International, Inc., Class A	12,807	934,143
Mowi ASA	5,166	81,984
Nestle SA (Registered)	32,323	3,889,255
Nisshin Seifun Group, Inc.	2,183	26,977
Nissin Foods Holdings Co. Ltd.	763	63,021
Orkla ASA	8,289	59,527
Salmar ASA	925	37,312
Tyson Foods, Inc., Class A	2,686	137,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
WH Group Ltd. (m)	92,015	$48,899
Wilmar International Ltd.	21,161	59,592
Yakult Honsha Co. Ltd.	1,509	95,609

		9,646,121

Household Products (0.7%)
Church & Dwight Co., Inc.	2,297	230,228
Clorox Co. (The)	1,163	184,964
Colgate-Palmolive Co.	7,801	600,989
Essity AB, Class B	7,098	188,928
Henkel AG & Co. KGaA	1,223	86,079
Henkel AG & Co. KGaA (Preference) (q)	1,990	159,074
Kimberly-Clark Corp.	3,173	438,064
Procter & Gamble Co. (The)	22,165	3,363,317
Reckitt Benckiser Group plc	8,423	632,570
Unicharm Corp.	4,736	175,474

		6,059,687

Personal Care Products (0.5%)
Beiersdorf AG	1,200	158,768
Estee Lauder Cos., Inc. (The), Class A	2,181	428,305
Haleon plc	58,765	241,837
Kao Corp.	5,484	198,628
Kobayashi Pharmaceutical Co. Ltd.	587	31,939
Kose Corp.	418	40,181
L’Oreal SA	2,831	1,321,164
Shiseido Co. Ltd.	4,752	215,295
Unilever plc (Cboe Europe)	13,364	695,719
Unilever plc (London Stock Exchange)	16,326	851,279

		4,183,115

Tobacco (0.4%)
Altria Group, Inc.	16,787	760,451
British American Tobacco plc	24,967	828,317
Imperial Brands plc	10,375	229,441
Japan Tobacco, Inc. (x)	14,022	307,349
Philip Morris International, Inc.	14,597	1,424,959

		3,550,517

Total Consumer Staples		41,855,391

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class A	9,520	300,927
Halliburton Co.	8,484	279,887
Schlumberger NV	13,404	658,405
Tenaris SA	5,514	82,510

		1,321,729

Oil, Gas & Consumable Fuels (2.5%)
Aker BP ASA	3,814	89,374
Ampol Ltd.	2,855	57,264
APA Corp.	2,902	99,161
BP plc	207,980	1,218,523
Chevron Corp.	16,388	2,578,652
ConocoPhillips	11,380	1,179,082
Coterra Energy, Inc.	7,123	180,212
Devon Energy Corp.	6,035	291,732
Diamondback Energy, Inc.	1,703	223,706
ENEOS Holdings, Inc.	33,865	116,032
Eni SpA	27,286	393,450
EOG Resources, Inc.	5,500	629,420
EQT Corp.	3,401	139,883
Equinor ASA	11,298	328,204
Exxon Mobil Corp.	38,021	4,077,752
Galp Energia SGPS SA	5,532	64,682
Hess Corp.	2,599	353,334
Idemitsu Kosan Co. Ltd.	2,535	50,889
Inpex Corp. (x)	11,374	126,844
Kinder Morgan, Inc.	18,547	319,379
Marathon Oil Corp.	5,808	133,700
Marathon Petroleum Corp.	3,990	465,234
Neste OYJ	5,000	192,705
Occidental Petroleum Corp.	6,757	397,312
OMV AG	1,713	72,583
ONEOK, Inc.	4,208	259,718
Phillips 66	4,315	411,565
Pioneer Natural Resources Co.	2,198	455,382
Repsol SA (x)	15,499	225,356
Santos Ltd.	38,804	195,443
Shell plc	80,487	2,396,388
Targa Resources Corp.	2,126	161,789
TotalEnergies SE	27,807	1,593,687
Valero Energy Corp.	3,400	398,820
Williams Cos., Inc. (The)	11,456	373,809
Woodside Energy Group Ltd. (ASE Stock Exchange)	18,105	419,291
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	97,215

		20,767,572

Total Energy		22,089,301

Financials (9.3%)
Banks (3.3%)
ABN AMRO Bank NV (CVA) (m)	4,673	72,684
AIB Group plc	15,711	66,099
ANZ Group Holdings Ltd.	35,301	559,779
Banco Bilbao Vizcaya Argentaria SA	70,876	546,505
Banco Santander SA	193,396	717,593
Bank Hapoalim BM	14,289	117,190
Bank Leumi Le-Israel BM	17,562	131,581
Bank of America Corp.	65,201	1,870,617
Bank of Ireland Group plc	12,298	117,496
Banque Cantonale Vaudoise (Registered)	397	41,941
Barclays plc	182,296	356,086
BNP Paribas SA	13,058	824,866
BOC Hong Kong Holdings Ltd.	42,520	130,143
CaixaBank SA	48,498	201,162
Chiba Bank Ltd. (The)	5,850	35,491
Citigroup, Inc.	18,307	842,854
Citizens Financial Group, Inc.	4,551	118,690
Comerica, Inc.	1,238	52,442
Commerzbank AG	11,980	132,654
Commonwealth Bank of Australia	19,846	1,330,769
Concordia Financial Group Ltd.	12,014	47,349
Credit Agricole SA	14,081	167,273
Danske Bank A/S*	8,168	198,921
DBS Group Holdings Ltd.	21,310	498,278
DNB Bank ASA	10,782	201,578
Erste Group Bank AG	4,095	143,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Third Bancorp	6,402	$167,796
FinecoBank Banca Fineco SpA	7,048	95,070
Hang Seng Bank Ltd.	8,759	124,746
HSBC Holdings plc	234,825	1,857,327
Huntington Bancshares, Inc.	13,576	146,349
ING Groep NV	42,542	574,511
Intesa Sanpaolo SpA	189,711	498,620
Israel Discount Bank Ltd., Class A	13,801	68,614
Japan Post Bank Co. Ltd.	17,348	135,916
JPMorgan Chase & Co.	27,482	3,996,982
KBC Group NV	3,003	209,996
KeyCorp	8,795	81,266
Lloyds Banking Group plc	775,565	429,951
M&T Bank Corp.	1,560	193,066
Mediobanca Banca di Credito Finanziario SpA	6,472	77,610
Mitsubishi UFJ Financial Group, Inc.	134,215	990,690
Mizrahi Tefahot Bank Ltd.	1,886	63,029
Mizuho Financial Group, Inc.	28,127	429,305
National Australia Bank Ltd.	36,807	649,672
NatWest Group plc	67,401	206,945
Nordea Bank Abp	37,819	412,067
Oversea-Chinese Banking Corp. Ltd.	39,708	361,806
PNC Financial Services Group, Inc. (The)	3,753	472,690
Regions Financial Corp.	8,824	157,244
Resona Holdings, Inc.	24,319	116,533
Shizuoka Financial Group, Inc.	4,926	35,786
Skandinaviska Enskilda Banken AB, Class A	18,993	210,138
Societe Generale SA	8,550	222,573
Standard Chartered plc	28,065	244,758
Sumitomo Mitsui Financial Group, Inc.	15,416	659,823
Sumitomo Mitsui Trust Holdings, Inc.	3,893	139,301
Svenska Handelsbanken AB, Class A	16,759	140,570
Swedbank AB, Class A	9,979	168,535
Truist Financial Corp.	12,525	380,134
UniCredit SpA	21,671	505,372
United Overseas Bank Ltd.	14,843	307,696
US Bancorp	13,118	433,419
Wells Fargo & Co.	35,287	1,506,049
Westpac Banking Corp.	41,254	588,496
Zions Bancorp NA	1,393	37,416

		27,621,699

Capital Markets (1.7%)
3i Group plc	11,517	286,016
abrdn plc	22,082	61,281
Ameriprise Financial, Inc.	980	325,517
Amundi SA (m)	763	45,095
ASX Ltd.	2,330	98,146
Bank of New York Mellon Corp. (The)	6,753	300,644
BlackRock, Inc.	1,408	973,125
Cboe Global Markets, Inc.	993	137,044
Charles Schwab Corp. (The)	13,975	792,103
CME Group, Inc.	3,383	626,836
Daiwa Securities Group, Inc.	14,907	77,132
Deutsche Bank AG (Registered)	22,781	239,048
Deutsche Boerse AG	2,244	414,432
EQT AB	4,113	79,219
Euronext NV (m)	1,006	68,426
FactSet Research Systems, Inc.	360	144,234
Franklin Resources, Inc.	2,685	71,716
Futu Holdings Ltd. (ADR) (x)*	738	29,328
Goldman Sachs Group, Inc. (The)	3,126	1,008,260
Hargreaves Lansdown plc	3,926	40,657
Hong Kong Exchanges & Clearing Ltd.	14,166	538,719
Intercontinental Exchange, Inc.	5,265	595,366
Invesco Ltd.	4,309	72,434
Japan Exchange Group, Inc.	5,934	103,808
Julius Baer Group Ltd.	2,529	159,461
London Stock Exchange Group plc	4,720	500,163
Macquarie Group Ltd.	4,345	517,773
MarketAxess Holdings, Inc.	354	92,543
Moody’s Corp.	1,484	516,017
Morgan Stanley	12,251	1,046,235
MSCI, Inc., Class A	753	353,375
Nasdaq, Inc.	3,185	158,772
Nomura Holdings, Inc.	34,205	129,816
Northern Trust Corp.	1,959	145,240
Partners Group Holding AG	272	256,113
Raymond James Financial, Inc.	1,794	186,163
S&P Global, Inc.	3,085	1,236,746
SBI Holdings, Inc.	2,933	56,621
Schroders plc	9,371	52,130
Singapore Exchange Ltd.	9,648	68,691
St James’s Place plc	6,301	87,082
State Street Corp.	3,143	230,005
T. Rowe Price Group, Inc.	2,112	236,586
UBS Group AG (Registered)	37,285	758,587

		13,916,705

Consumer Finance (0.2%)
American Express Co.	5,592	974,126
Capital One Financial Corp.	3,591	392,748
Discover Financial Services	2,388	279,038
Synchrony Financial	4,030	136,697

		1,782,609

Financial Services (2.1%)
Adyen NV (m)*	256	443,549
Berkshire Hathaway, Inc., Class B*	16,770	5,718,570
Edenred	2,943	197,066
Eurazeo SE	502	35,337
EXOR NV	1,325	118,393
Fidelity National Information Services, Inc.	5,571	304,734
Fiserv, Inc.*	5,805	732,301
FleetCor Technologies, Inc.*	694	174,249
Global Payments, Inc.	2,463	242,655
GMO Payment Gateway, Inc.	538	42,002
Groupe Bruxelles Lambert NV	1,201	94,653
Industrivarden AB, Class A	1,473	40,842
Industrivarden AB, Class C	1,762	48,622
Investor AB, Class A	5,129	102,645
Investor AB, Class B	20,344	407,083
Jack Henry & Associates, Inc.	685	114,621
Kinnevik AB, Class B*	2,672	37,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
L E Lundbergforetagen AB, Class B	862	$36,699
M&G plc	25,807	62,826
Mastercard, Inc., Class A	7,869	3,094,878
Mitsubishi HC Capital, Inc.	10,345	61,641
Nexi SpA (m)*	6,782	53,246
ORIX Corp.	13,792	252,236
PayPal Holdings, Inc.*	10,492	700,131
Sofina SA	188	38,975
Visa, Inc., Class A	15,218	3,613,971
Washington H Soul Pattinson & Co. Ltd.	2,858	60,588
Wendel SE	351	36,060
Wise plc, Class A*	7,226	60,296
Worldline SA (m)*	2,867	104,932

		17,030,869

Insurance (2.0%)
Admiral Group plc	2,495	66,111
Aegon NV (x)	19,641	99,476
Aflac, Inc.	5,171	360,936
Ageas SA/NV	1,959	79,397
AIA Group Ltd.	136,841	1,396,214
Allianz SE (Registered)	4,741	1,102,799
Allstate Corp. (The)	2,472	269,547
American International Group, Inc.	6,806	391,617
Aon plc, Class A	1,921	663,129
Arch Capital Group Ltd.*	3,502	262,125
Arthur J Gallagher & Co.	2,014	442,214
Assicurazioni Generali SpA	11,913	242,624
Assurant, Inc.	500	62,860
Aviva plc	32,185	162,213
AXA SA	21,563	637,047
Baloise Holding AG (Registered)	541	79,565
Brown & Brown, Inc.	2,214	152,412
Chubb Ltd.	3,895	750,021
Cincinnati Financial Corp.	1,478	143,839
Dai-ichi Life Holdings, Inc.	11,042	211,812
Everest Re Group Ltd.	403	137,770
Gjensidige Forsikring ASA	2,207	35,373
Globe Life, Inc.	836	91,642
Hannover Rueck SE	723	153,312
Hartford Financial Services Group, Inc. (The)	2,917	210,082
Helvetia Holding AG (Registered)	437	59,156
Insurance Australia Group Ltd.	28,742	109,505
Japan Post Holdings Co. Ltd.	25,795	185,480
Japan Post Insurance Co. Ltd.	2,205	33,152
Legal & General Group plc	70,208	203,521
Lincoln National Corp.	1,451	37,378
Loews Corp.	1,779	105,637
Marsh & McLennan Cos., Inc.	4,652	874,948
Medibank Pvt Ltd.	30,393	71,523
MetLife, Inc.	6,050	342,007
MS&AD Insurance Group Holdings, Inc.	5,076	180,866
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,652	619,477
NN Group NV	2,947	109,351
Phoenix Group Holdings plc	8,436	57,019
Poste Italiane SpA (m)	5,765	62,546
Principal Financial Group, Inc.	2,123	161,008
Progressive Corp. (The)	5,505	728,697
Prudential Financial, Inc.	3,432	302,771
Prudential plc	32,416	457,142
QBE Insurance Group Ltd.	17,043	179,370
Sampo OYJ, Class A	5,406	242,453
Sompo Holdings, Inc.	3,740	167,665
Suncorp Group Ltd.	14,886	134,289
Swiss Life Holding AG (Registered)	364	212,971
Swiss Re AG	3,549	357,369
T&D Holdings, Inc.	5,725	84,582
Talanx AG (x)	745	42,710
Tokio Marine Holdings, Inc.	21,182	489,075
Travelers Cos., Inc. (The)	2,172	377,190
Tryg A/S	4,197	90,842
W R Berkley Corp.	1,888	112,449
Willis Towers Watson plc	1,001	235,736
Zurich Insurance Group AG	1,769	840,459

		16,472,481

Total Financials		76,824,363

Health Care (8.6%)
Biotechnology (1.0%)
AbbVie, Inc.	16,592	2,235,440
Amgen, Inc.	5,025	1,115,650
Argenx SE*	666	257,702
Biogen, Inc.*	1,361	387,681
CSL Ltd.	5,670	1,049,227
Genmab A/S*	780	296,046
Gilead Sciences, Inc.	11,730	904,031
Grifols SA*	3,292	42,222
Incyte Corp.*	1,741	108,377
Moderna, Inc.*	3,083	374,585
Regeneron Pharmaceuticals, Inc.*	1,015	729,318
Swedish Orphan Biovitrum AB*	1,901	37,075
Vertex Pharmaceuticals, Inc.*	2,422	852,326

		8,389,680

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	16,353	1,782,804
Alcon, Inc.	5,872	487,879
Align Technology, Inc.*	669	236,585
Asahi Intecc Co. Ltd.	2,655	52,203
Baxter International, Inc.	4,757	216,729
Becton Dickinson & Co.	2,671	705,171
BioMerieux	508	53,314
Boston Scientific Corp.*	13,520	731,297
Carl Zeiss Meditec AG	484	52,335
Cochlear Ltd.	791	121,037
Coloplast A/S, Class B	1,431	178,915
Cooper Cos., Inc. (The)	465	178,295
Demant A/S*	1,068	45,193
Dentsply Sirona, Inc.	1,998	79,960
Dexcom, Inc.*	3,645	468,419
DiaSorin SpA	321	33,408
Edwards Lifesciences Corp.*	5,701	537,775
EssilorLuxottica SA	3,424	647,984
Fisher & Paykel Healthcare Corp. Ltd.	6,682	100,424
GE HealthCare Technologies, Inc.	3,421	277,922
Getinge AB, Class B	2,729	47,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hologic, Inc.*	2,315	$187,446
Hoya Corp.	4,209	502,089
IDEXX Laboratories, Inc.*	781	392,242
Insulet Corp.*	655	188,863
Intuitive Surgical, Inc.*	3,295	1,126,692
Koninklijke Philips NV*	11,004	238,130
Medtronic plc	12,512	1,102,307
Olympus Corp.	14,130	223,662
ResMed, Inc.	1,382	301,967
Siemens Healthineers AG (m)	3,302	186,884
Smith & Nephew plc	10,074	162,552
Sonova Holding AG (Registered)	619	164,899
STERIS plc	934	210,131
Straumann Holding AG (Registered)	1,341	217,765
Stryker Corp.	3,177	969,271
Sysmex Corp.	2,004	136,987
Teleflex, Inc.	442	106,977
Terumo Corp.	7,909	251,539
Zimmer Biomet Holdings, Inc.	1,961	285,522

		13,991,410

Health Care Providers & Services (1.3%)
AmerisourceBergen Corp.	1,523	293,071
Amplifon SpA (x)	1,512	55,493
Cardinal Health, Inc.	2,394	226,401
Centene Corp.*	5,161	348,109
Cigna Group (The)	2,782	780,629
CVS Health Corp.	12,056	833,431
DaVita, Inc.*	520	52,244
EBOS Group Ltd.	1,875	42,424
Elevance Health, Inc.	2,229	990,322
Fresenius Medical Care AG & Co. KGaA	2,449	116,961
Fresenius SE & Co. KGaA	4,949	136,988
HCA Healthcare, Inc.	1,940	588,751
Henry Schein, Inc.*	1,232	99,915
Humana, Inc.	1,175	525,378
Laboratory Corp. of America Holdings	833	201,028
McKesson Corp.	1,275	544,820
Molina Healthcare, Inc.*	548	165,080
NMC Health plc (r)*	907	—
Quest Diagnostics, Inc.	1,053	148,010
Ramsay Health Care Ltd.	2,244	84,412
Sonic Healthcare Ltd.	5,203	123,757
UnitedHealth Group, Inc.	8,756	4,208,484
Universal Health Services, Inc., Class B	592	93,400

		10,659,108

Health Care Technology (0.0%)†
M3, Inc.	5,269	113,911

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	2,781	334,415
Bachem Holding AG	431	37,637
Bio-Rad Laboratories, Inc., Class A*	201	76,203
Bio-Techne Corp.	1,481	120,894
Charles River Laboratories International, Inc.*	481	101,130
Danaher Corp.	6,245	1,498,800
Eurofins Scientific SE	1,598	101,503
Illumina, Inc.*	1,487	278,798
IQVIA Holdings, Inc.*	1,745	392,224
Lonza Group AG (Registered)	877	523,736
Mettler-Toledo International, Inc.*	207	271,509
QIAGEN NV*	2,738	122,819
Revvity, Inc.	1,180	140,172
Sartorius AG (Preference) (q)	309	105,964
Sartorius Stedim Biotech	341	85,215
Thermo Fisher Scientific, Inc.	3,627	1,892,387
Waters Corp.*	555	147,930
West Pharmaceutical Services, Inc.	698	266,964

		6,498,300

Pharmaceuticals (3.8%)
Astellas Pharma, Inc.	21,118	314,689
AstraZeneca plc	18,217	2,609,372
Bayer AG (Registered)	11,547	638,387
Bristol-Myers Squibb Co.	19,757	1,263,460
Catalent, Inc.*	1,694	73,452
Chugai Pharmaceutical Co. Ltd.	7,955	226,241
Daiichi Sankyo Co. Ltd.	21,741	689,438
Eisai Co. Ltd.	2,996	201,905
Eli Lilly and Co.	7,410	3,475,142
GSK plc	48,131	850,219
Hikma Pharmaceuticals plc	1,915	46,007
Ipsen SA	465	55,959
Johnson & Johnson	24,439	4,045,143
Kyowa Kirin Co. Ltd.	3,193	59,023
Merck & Co., Inc.	23,862	2,753,436
Merck KGaA	1,540	254,612
Nippon Shinyaku Co. Ltd.	669	27,289
Novartis AG (Registered)	24,092	2,431,543
Novo Nordisk A/S, Class B	19,458	3,142,735
Ono Pharmaceutical Co. Ltd.	4,561	82,699
Organon & Co.	2,399	49,923
Orion OYJ, Class B	1,285	53,324
Otsuka Holdings Co. Ltd. (x)	4,621	169,362
Pfizer, Inc.	53,089	1,947,305
Recordati Industria Chimica e Farmaceutica SpA	1,274	60,892
Roche Holding AG	8,258	2,523,608
Roche Holding AG CHF 1	377	123,726
Sanofi	13,349	1,431,053
Shionogi & Co. Ltd.	3,112	131,482
Takeda Pharmaceutical Co. Ltd.	18,598	584,555
Teva Pharmaceutical Industries Ltd. (ADR)*	12,761	96,090
UCB SA	1,502	133,118
Viatris, Inc.	11,276	112,534
Zoetis, Inc., Class A	4,346	748,425

		31,406,148

Total Health Care		71,058,557

Industrials (7.2%)
Aerospace & Defense (1.1%)
Airbus SE	6,968	1,007,261
Axon Enterprise, Inc.*	660	128,779
BAE Systems plc	35,591	419,936
Boeing Co. (The)*	5,318	1,122,949
Dassault Aviation SA	304	60,827
Elbit Systems Ltd.	317	66,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
General Dynamics Corp.	2,115	$455,042
Howmet Aerospace, Inc.	3,459	171,428
Huntington Ingalls Industries, Inc.	375	85,350
Kongsberg Gruppen ASA	1,130	51,402
L3Harris Technologies, Inc.	1,782	348,862
Lockheed Martin Corp.	2,120	976,006
MTU Aero Engines AG	636	164,791
Northrop Grumman Corp.	1,342	611,684
Raytheon Technologies Corp.	13,741	1,346,068
Rheinmetall AG	520	142,776
Rolls-Royce Holdings plc*	96,815	185,944
Saab AB, Class B	941	50,869
Safran SA	4,022	631,903
Singapore Technologies Engineering Ltd.	17,170	46,843
Textron, Inc.	1,897	128,294
Thales SA	1,256	188,008
TransDigm Group, Inc.	491	439,038

		8,830,132

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,095	103,313
Deutsche Post AG (Registered)	11,830	577,687
DSV A/S	2,189	460,679
Expeditors International of Washington, Inc.	1,437	174,064
FedEx Corp.	2,175	539,183
Nippon Express Holdings, Inc. (x)	852	48,051
SG Holdings Co. Ltd.	3,763	53,689
United Parcel Service, Inc., Class B	6,816	1,221,768
Yamato Holdings Co. Ltd.	3,216	58,162

		3,236,596

Building Products (0.4%)
A O Smith Corp.	1,171	85,225
AGC, Inc. (x)	2,420	87,097
Allegion plc	827	99,257
Assa Abloy AB, Class B	11,733	281,642
Carrier Global Corp.	7,851	390,273
Cie de Saint-Gobain	5,796	353,077
Daikin Industries Ltd.	3,101	632,991
Geberit AG (Registered)	401	209,945
Johnson Controls International plc	6,452	439,639
Kingspan Group plc	1,843	122,704
Lixil Corp.	3,350	42,546
Masco Corp.	2,117	121,473
Nibe Industrier AB, Class B	17,534	166,657
ROCKWOOL A/S, Class B	117	30,256
TOTO Ltd.	1,545	46,599
Trane Technologies plc	2,145	410,253
Xinyi Glass Holdings Ltd.	16,600	25,953

		3,545,587

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,067	154,641
Cintas Corp.	813	404,126
Copart, Inc.*	4,034	367,941
Dai Nippon Printing Co. Ltd.	2,638	74,795
Rentokil Initial plc	29,619	231,346
Republic Services, Inc., Class A	1,933	296,078
Rollins, Inc.	2,178	93,284
Secom Co. Ltd.	2,471	167,317
Securitas AB, Class B	5,428	44,580
Toppan, Inc.	2,877	62,160
Waste Management, Inc.	3,481	603,675

		2,499,943

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	2,529	88,919
Bouygues SA	2,421	81,311
Eiffage SA	864	90,223
Ferrovial SE	5,985	189,495
Kajima Corp.	4,931	74,585
Obayashi Corp.	7,166	62,096
Quanta Services, Inc.	1,365	268,154
Shimizu Corp.	6,091	38,468
Skanska AB, Class B	4,032	56,569
Taisei Corp.	1,954	68,344
Vinci SA	6,276	729,443

		1,747,607

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	18,489	727,511
AMETEK, Inc.	2,167	350,794
Eaton Corp. plc	3,748	753,723
Emerson Electric Co.	5,374	485,756
Fuji Electric Co. Ltd.	1,525	67,201
Generac Holdings, Inc.*	585	87,241
Legrand SA	3,135	310,997
Mitsubishi Electric Corp.	22,742	319,587
Nidec Corp.	4,906	269,663
Prysmian SpA	2,968	124,312
Rockwell Automation, Inc.	1,080	355,806
Schneider Electric SE	6,377	1,162,317
Siemens Energy AG*	6,058	106,936
Vestas Wind Systems A/S*	11,928	316,915

		5,438,759

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	20,314	53,202
Central Japan Railway Co.	1,715	215,072
CSX Corp.	19,119	651,958
East Japan Railway Co.	3,612	200,306
Grab Holdings Ltd., Class A*	21,869	75,011
Hankyu Hanshin Holdings, Inc.	2,689	89,066
JB Hunt Transport Services, Inc.	780	141,203
Keio Corp.	1,273	40,029
Keisei Electric Railway Co. Ltd.	1,572	65,155
Kintetsu Group Holdings Co. Ltd.	2,188	75,812
MTR Corp. Ltd.	18,024	82,963
Norfolk Southern Corp.	2,141	485,493
Odakyu Electric Railway Co. Ltd.	3,253	43,596
Old Dominion Freight Line, Inc.	846	312,809
Tobu Railway Co. Ltd.	2,282	61,229
Tokyu Corp.	5,977	72,080
Union Pacific Corp.	5,734	1,173,291
West Japan Railway Co.	2,618	108,953

		3,947,228

Industrial Conglomerates (0.7%)
3M Co.	5,188	519,267
CK Hutchison Holdings Ltd.	31,435	192,411
DCC plc	1,153	64,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
General Electric Co.	10,241	$1,124,974
Hikari Tsushin, Inc.	246	35,354
Hitachi Ltd.	11,026	682,417
Honeywell International, Inc.	6,258	1,298,535
Investment AB Latour, Class B	1,634	32,426
Jardine Cycle & Carriage Ltd.	1,135	29,295
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	65,234
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	612	31,041
Keppel Corp. Ltd.	17,085	85,040
Lifco AB, Class B	2,798	60,889
Siemens AG (Registered)	8,950	1,489,714
Smiths Group plc	4,083	85,431
Toshiba Corp.	4,837	151,612

		5,948,087

Machinery (1.4%)
Alfa Laval AB	3,416	124,576
Alstom SA (x)	3,875	115,668
Atlas Copco AB, Class A	31,319	451,691
Atlas Copco AB, Class B	18,199	226,752
Caterpillar, Inc.	4,846	1,192,358
CNH Industrial NV	11,758	169,946
Cummins, Inc.	1,331	326,308
Daifuku Co. Ltd.	3,591	73,529
Daimler Truck Holding AG	5,804	208,970
Deere & Co.	2,536	1,027,562
Dover Corp.	1,315	194,160
Epiroc AB, Class A	7,572	143,427
Epiroc AB, Class B	4,603	74,448
FANUC Corp.	11,363	399,528
Fortive Corp.	3,325	248,610
GEA Group AG	1,816	75,894
Hitachi Construction Machinery Co. Ltd.	1,187	33,435
Hoshizaki Corp.	1,343	48,295
Husqvarna AB, Class B	4,617	41,880
IDEX Corp.	711	153,050
Illinois Tool Works, Inc.	2,601	650,666
Indutrade AB	3,287	74,169
Ingersoll Rand, Inc.	3,804	248,629
Knorr-Bremse AG	876	66,882
Komatsu Ltd.	10,828	292,987
Kone OYJ, Class B	4,060	212,079
Kubota Corp. (x)	11,668	169,972
Kurita Water Industries Ltd.	1,225	47,083
Makita Corp.	2,678	75,171
Metso OYJ	7,673	92,435
Minebea Mitsumi, Inc.	4,293	81,295
MISUMI Group, Inc.	3,333	66,708
Mitsubishi Heavy Industries Ltd.	3,799	177,733
NGK Insulators Ltd.	2,513	30,062
Nordson Corp.	506	125,579
Otis Worldwide Corp.	3,887	345,982
PACCAR, Inc.	4,914	411,056
Parker-Hannifin Corp.	1,207	470,778
Pentair plc	1,551	100,195
Rational AG	60	43,411
Sandvik AB	12,523	244,532
Schindler Holding AG	501	117,532
Schindler Holding AG (Registered)	299	67,190
Seatrium Ltd.*	481,174	44,559
SKF AB, Class B	4,005	69,748
SMC Corp.	673	374,054
Snap-on, Inc.	498	143,519
Spirax-Sarco Engineering plc	885	116,572
Stanley Black & Decker, Inc.	1,440	134,942
Techtronic Industries Co. Ltd.	15,652	171,266
Toyota Industries Corp.	1,783	127,912
VAT Group AG (m)	328	135,850
Volvo AB, Class A	2,209	47,109
Volvo AB, Class B	17,595	364,954
Wartsila OYJ Abp	5,224	58,858
Westinghouse Air Brake Technologies Corp.	1,692	185,562
Xylem, Inc.	2,250	253,395
Yaskawa Electric Corp.	2,808	129,268

		11,899,781

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	37	64,569
AP Moller - Maersk A/S, Class B	61	107,317
Kawasaki Kisen Kaisha Ltd.	1,621	39,327
Kuehne + Nagel International AG (Registered)	641	189,491
Mitsui OSK Lines Ltd. (x)	4,024	96,295
Nippon Yusen KK	5,783	128,513
SITC International Holdings Co. Ltd.	14,800	27,163

		652,675

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	1,203	63,975
American Airlines Group, Inc.*	6,140	110,152
ANA Holdings, Inc.*	1,763	42,063
Delta Air Lines, Inc.*	6,044	287,332
Deutsche Lufthansa AG (Registered)*	6,596	67,513
Japan Airlines Co. Ltd.	1,685	36,604
Qantas Airways Ltd.*	10,199	42,292
Singapore Airlines Ltd.	14,766	78,147
Southwest Airlines Co.	5,596	202,631
United Airlines Holdings, Inc.*	3,084	169,219

		1,099,928

Professional Services (0.7%)
Adecco Group AG (Registered)	1,979	64,596
Automatic Data Processing, Inc.	3,885	853,884
BayCurrent Consulting, Inc.	1,529	57,444
Broadridge Financial Solutions, Inc.	1,110	183,849
Bureau Veritas SA	3,450	94,633
Ceridian HCM Holding, Inc.*	1,464	98,044
Computershare Ltd.	6,741	105,541
CoStar Group, Inc.*	3,842	341,938
Equifax, Inc.	1,153	271,301
Experian plc	10,773	413,959
Intertek Group plc	1,957	106,226
Jacobs Solutions, Inc.	1,193	141,836
Leidos Holdings, Inc.	1,290	114,139
Paychex, Inc.	3,017	337,512
Paycom Software, Inc.	457	146,807
Persol Holdings Co. Ltd.	1,959	35,451
Randstad NV	1,298	68,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Recruit Holdings Co. Ltd.	16,944	$540,742
RELX plc (London Stock Exchange)	13,850	461,737
RELX plc	8,483	282,854
Robert Half International, Inc.	1,013	76,198
SGS SA (Registered)	1,762	166,419
Teleperformance	701	117,681
Verisk Analytics, Inc., Class A	1,362	307,853
Wolters Kluwer NV	3,064	389,051

		5,778,102

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	1,935	122,911
Ashtead Group plc	5,200	361,088
Beijer Ref AB	3,958	50,580
Brenntag SE	1,838	143,198
Bunzl plc	4,001	152,331
Fastenal Co.	5,370	316,776
IMCD NV	696	100,112
ITOCHU Corp. (x)	13,971	555,603
Marubeni Corp.	17,768	303,545
Mitsubishi Corp.	14,566	706,073
Mitsui & Co. Ltd.	15,432	580,650
MonotaRO Co. Ltd.	2,766	35,247
Reece Ltd.	2,544	31,709
Sumitomo Corp.	13,101	278,350
Toyota Tsusho Corp.	2,490	124,299
United Rentals, Inc.	646	287,709
WW Grainger, Inc.	420	331,208

		4,481,389

Transportation Infrastructure (0.1%)
Aena SME SA (m)	897	144,995
Aeroports de Paris	363	52,157
Auckland International Airport Ltd.*	13,814	72,387
Getlink SE	4,202	71,495
Transurban Group	36,207	344,879

		685,913

Total Industrials		59,791,727

Information Technology (13.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,348	380,517
Cisco Systems, Inc.	38,518	1,992,921
F5, Inc.*	569	83,222
Juniper Networks, Inc.	3,024	94,742
Motorola Solutions, Inc.	1,577	462,503
Nokia OYJ	62,180	260,940
Telefonaktiebolaget LM Ericsson, Class B	33,771	184,189

		3,459,034

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,598	475,550
Azbil Corp.	1,362	43,099
CDW Corp.	1,268	232,678
Corning, Inc.	7,195	252,113
Halma plc	4,540	131,417
Hamamatsu Photonics KK	1,663	81,636
Hexagon AB, Class B	24,402	300,465
Hirose Electric Co. Ltd.	363	48,315
Ibiden Co. Ltd.	1,307	74,115
Keyence Corp.	2,287	1,081,564
Keysight Technologies, Inc.*	1,675	280,479
Kyocera Corp.	3,830	208,184
Murata Manufacturing Co. Ltd.	6,774	388,691
Omron Corp.	2,061	126,255
Shimadzu Corp.	2,752	85,199
TDK Corp.	4,588	177,653
TE Connectivity Ltd.	2,963	415,294
Teledyne Technologies, Inc.*	442	181,711
Trimble, Inc.*	2,330	123,350
Venture Corp. Ltd.	3,000	32,767
Yokogawa Electric Corp.	2,785	51,109
Zebra Technologies Corp., Class A*	484	143,182

		4,934,826

IT Services (0.7%)
Accenture plc, Class A	5,939	1,832,657
Akamai Technologies, Inc.*	1,431	128,604
Bechtle AG	1,023	40,534
Capgemini SE	1,949	369,221
Cognizant Technology Solutions Corp., Class A	4,772	311,516
DXC Technology Co.*	2,141	57,207
EPAM Systems, Inc.*	545	122,489
Fujitsu Ltd.	2,068	266,621
Gartner, Inc.*	743	260,280
International Business Machines Corp.	8,539	1,142,604
Itochu Techno-Solutions Corp.	1,059	26,797
NEC Corp.	2,944	143,141
Nomura Research Institute Ltd.	4,598	126,808
NTT Data Group Corp.	7,294	102,128
Obic Co. Ltd.	839	134,511
Otsuka Corp.	1,407	54,753
SCSK Corp.	1,724	27,136
TIS, Inc.	2,639	66,122
VeriSign, Inc.*	852	192,526
Wix.com Ltd.*	676	52,890

		5,458,545

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	15,144	1,725,053
Advantest Corp.	2,252	301,688
Analog Devices, Inc.	4,757	926,711
Applied Materials, Inc.	7,948	1,148,804
ASM International NV	555	236,030
ASML Holding NV	4,739	3,430,423
Broadcom, Inc.	3,921	3,401,193
Disco Corp.	1,083	171,336
Enphase Energy, Inc.*	1,289	215,882
First Solar, Inc.*	934	177,544
Infineon Technologies AG	15,381	634,320
Intel Corp.	39,225	1,311,684
KLA Corp.	1,290	625,676
Lam Research Corp.	1,263	811,932
Lasertec Corp.	899	135,874
Microchip Technology, Inc.	5,152	461,568
Micron Technology, Inc.	10,292	649,528
Monolithic Power Systems, Inc.	424	229,057
NVIDIA Corp.	23,258	9,838,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NXP Semiconductors NV	2,443	$500,033
ON Semiconductor Corp.*	4,061	384,089
Qorvo, Inc.*	939	95,806
QUALCOMM, Inc.	10,476	1,247,063
Renesas Electronics Corp.*	14,962	283,153
Rohm Co. Ltd.	1,029	97,259
Skyworks Solutions, Inc.	1,497	165,703
SolarEdge Technologies, Inc.*	530	142,596
STMicroelectronics NV	8,036	399,779
SUMCO Corp. (x)	3,992	56,502
Teradyne, Inc.	1,458	162,319
Texas Instruments, Inc.	8,536	1,536,651
Tokyo Electron Ltd.	5,279	755,972
Tower Semiconductor Ltd.*	1,350	49,880

		32,309,707

Software (4.7%)
Adobe, Inc.*	4,314	2,109,503
ANSYS, Inc.*	815	269,170
Autodesk, Inc.*	2,014	412,085
Cadence Design Systems, Inc.*	2,564	601,309
Check Point Software Technologies Ltd.*	1,136	142,704
CyberArk Software Ltd.*	504	78,790
Dassault Systemes SE	7,835	347,452
Fair Isaac Corp.*	235	190,164
Fortinet, Inc.*	6,129	463,291
Gen Digital, Inc.	5,349	99,224
Intuit, Inc.	2,638	1,208,705
Microsoft Corp.	69,924	23,811,919
Monday.com Ltd.*	225	38,525
Nemetschek SE	727	54,443
Nice Ltd.*	772	159,311
Oracle Corp.	471	35,000
Oracle Corp. (Moscow Stock Exchange)	14,472	1,723,470
Palo Alto Networks, Inc.*	2,846	727,181
PTC, Inc.*	1,002	142,585
Roper Technologies, Inc.	1,002	481,762
Sage Group plc (The)	11,706	137,512
Salesforce, Inc.*	9,207	1,945,071
SAP SE	12,274	1,675,940
ServiceNow, Inc.*	1,916	1,076,735
Synopsys, Inc.*	1,432	623,507
Temenos AG (Registered)	787	62,663
Trend Micro, Inc.	1,561	75,596
Tyler Technologies, Inc.*	394	164,089
WiseTech Global Ltd.	1,951	104,521
Xero Ltd.*	1,705	136,265

		39,098,492

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	139,041	26,969,783
Brother Industries Ltd.	2,604	38,186
Canon, Inc. (x)	11,761	310,349
FUJIFILM Holdings Corp.	4,386	260,488
Hewlett Packard Enterprise Co.	12,186	204,725
HP, Inc.	8,152	250,348
Logitech International SA (Registered)	1,933	114,930
NetApp, Inc.	2,012	153,717
Ricoh Co. Ltd.	6,447	55,047
Seagate Technology Holdings plc	1,811	112,047
Seiko Epson Corp.	3,413	52,995
Western Digital Corp.*	3,009	114,131

		28,636,746

Total Information Technology		113,897,350

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	6,155	1,103,481
Air Products and Chemicals, Inc.	2,089	625,718
Akzo Nobel NV	2,004	163,748
Albemarle Corp.	1,103	246,068
Arkema SA	662	62,446
Asahi Kasei Corp.	14,627	99,289
BASF SE	10,506	510,093
Celanese Corp., Class A	941	108,968
CF Industries Holdings, Inc.	1,833	127,247
Chr Hansen Holding A/S	1,295	90,072
Clariant AG (Registered)	2,381	34,418
Corteva, Inc.	6,685	383,050
Covestro AG (m)*	2,244	116,521
Croda International plc	1,655	118,281
Dow, Inc.	6,652	354,286
DSM-Firmenich AG*	2,074	223,194
DuPont de Nemours, Inc.	4,317	308,406
Eastman Chemical Co.	1,121	93,850
Ecolab, Inc.	2,329	434,801
EMS-Chemie Holding AG (Registered)	84	63,620
Evonik Industries AG	2,314	43,985
FMC Corp.	1,176	122,704
Givaudan SA (Registered)	110	364,918
ICL Group Ltd.	9,092	49,782
International Flavors & Fragrances, Inc.	2,399	190,936
Johnson Matthey plc	2,135	47,493
JSR Corp.	2,036	58,532
Linde plc	4,604	1,754,492
LyondellBasell Industries NV, Class A	2,386	219,106
Mitsubishi Chemical Group Corp.	15,048	90,731
Mitsui Chemicals, Inc.	2,006	59,283
Mosaic Co. (The)	3,123	109,305
Nippon Paint Holdings Co. Ltd.	11,144	92,127
Nippon Sanso Holdings Corp.	1,949	42,365
Nissan Chemical Corp.	1,561	67,269
Nitto Denko Corp.	1,761	130,534
Novozymes A/S, Class B	2,444	113,827
OCI NV	1,186	28,472
Orica Ltd.	5,113	50,710
PPG Industries, Inc.	2,214	328,336
Sherwin-Williams Co. (The)	2,207	586,003
Shin-Etsu Chemical Co. Ltd.	21,385	710,769
Sika AG (Registered)	1,719	491,673
Solvay SA	871	97,550
Sumitomo Chemical Co. Ltd.	16,442	50,049
Symrise AG, Class A	1,559	163,322
Toray Industries, Inc.	16,299	91,059
Tosoh Corp.	2,870	34,026
Umicore SA	2,499	69,857
Wacker Chemie AG	215	29,505
Yara International ASA	1,925	67,970

		11,624,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
CRH plc	8,736	$482,511
Heidelberg Materials AG	1,734	142,387
Holcim AG	6,515	438,020
James Hardie Industries plc (CHDI)*	5,110	136,214
Martin Marietta Materials, Inc.	583	269,165
Vulcan Materials Co.	1,251	282,026

		1,750,323

Containers & Packaging (0.1%)
Amcor plc	13,838	138,103
Avery Dennison Corp.	759	130,396
Ball Corp.	2,958	172,185
International Paper Co.	3,264	103,828
Packaging Corp. of America	846	111,807
Sealed Air Corp.	1,358	54,320
SIG Group AG	3,629	100,294
Smurfit Kappa Group plc	3,058	102,074
Westrock Co.	2,409	70,030

		983,037

Metals & Mining (0.9%)
Anglo American plc	15,011	425,478
Antofagasta plc	4,624	86,173
ArcelorMittal SA	5,675	154,612
BHP Group Ltd. (ASE Stock Exchange)	36,233	1,081,085
BHP Group Ltd. (London Stock Exchange)	23,309	692,309
BlueScope Steel Ltd.	5,191	71,615
Boliden AB	3,305	95,665
Endeavour Mining plc	2,182	52,469
Fortescue Metals Group Ltd.	19,904	296,430
Freeport-McMoRan, Inc.	13,479	539,160
Glencore plc	125,454	711,643
IGO Ltd.	7,831	79,928
JFE Holdings, Inc.	5,424	77,832
Mineral Resources Ltd.	2,104	101,069
Newcrest Mining Ltd.	10,340	184,745
Newmont Corp.	7,474	318,841
Nippon Steel Corp.	9,596	201,434
Norsk Hydro ASA	15,560	92,485
Northern Star Resources Ltd.	13,112	106,444
Nucor Corp.	2,363	387,485
Pilbara Minerals Ltd.	31,714	104,585
Rio Tinto Ltd.	4,363	335,770
Rio Tinto plc	13,232	840,623
South32 Ltd.	53,484	134,887
Steel Dynamics, Inc.	1,510	164,484
Sumitomo Metal Mining Co. Ltd.	2,848	91,794
voestalpine AG (x)	1,420	51,028

		7,480,073

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,186	42,624
Mondi plc	5,626	85,899
Oji Holdings Corp.	8,955	33,543
Stora Enso OYJ, Class R	6,838	79,249
Svenska Cellulosa AB SCA, Class B	7,055	89,997
UPM-Kymmene OYJ	6,336	188,827

		520,139

Total Materials		22,357,819

Real Estate (1.5%)
Diversified REITs (0.0%)†
British Land Co. plc (The) (REIT)	9,716	37,470
Daiwa House REIT Investment Corp. (REIT)	28	53,740
GPT Group (The) (REIT)	21,140	58,424
Land Securities Group plc (REIT)	7,773	56,843
Mirvac Group (REIT)	43,512	65,786
Nomura Real Estate Master Fund, Inc. (REIT)	53	61,122
Stockland (REIT)	26,345	71,050

		404,435

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	5,144	103,394
Ventas, Inc. (REIT)	3,762	177,830
Welltower, Inc. (REIT)	4,674	378,080

		659,304

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,689	112,576

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	39,518	79,712
GLP J-REIT (REIT)	53	52,260
Goodman Group (REIT)	19,892	266,465
Mapletree Logistics Trust (REIT)	38,953	46,767
Nippon Prologis REIT, Inc. (REIT)	28	56,171
Prologis, Inc. (REIT)	8,684	1,064,919
Segro plc (REIT)	13,744	125,305
Warehouses De Pauw CVA (REIT)	1,858	50,967

		1,742,566

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,481	168,078
Boston Properties, Inc. (REIT)	1,342	77,286
Covivio SA (REIT)	574	27,155
Dexus (REIT)	11,870	61,777
Gecina SA (REIT)	552	58,805
Japan Real Estate Investment Corp. (REIT)	17	64,681
Nippon Building Fund, Inc. (REIT) (x)	18	70,803

		528,585

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	535	30,237
CapitaLand Investment Ltd.	29,042	71,381
CBRE Group, Inc., Class A*	2,923	235,915
City Developments Ltd.	5,806	28,945
CK Asset Holdings Ltd.	23,090	128,144
Daito Trust Construction Co. Ltd.	723	73,360
Daiwa House Industry Co. Ltd.	6,966	184,108
ESR Group Ltd. (m)	21,900	37,703
Fastighets AB Balder, Class B*	6,966	25,455
Hang Lung Properties Ltd.	19,069	29,432
Henderson Land Development Co. Ltd.	15,985	47,663
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	26,634
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	19,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hulic Co. Ltd. (x)	4,186	$35,925
LEG Immobilien SE*	854	49,046
Lendlease Corp. Ltd.	7,599	39,321
Mitsubishi Estate Co. Ltd.	13,024	155,351
Mitsui Fudosan Co. Ltd.	10,607	211,631
New World Development Co. Ltd.	16,993	41,972
Nomura Real Estate Holdings, Inc.	1,336	31,780
Sagax AB, Class B	2,142	42,336
Sino Land Co. Ltd.	43,200	53,123
Sumitomo Realty & Development Co. Ltd.	3,357	83,203
Sun Hung Kai Properties Ltd.	16,764	211,442
Swire Pacific Ltd., Class A	4,657	35,829
Swire Properties Ltd.	12,896	31,787
Swiss Prime Site AG (Registered)	950	82,447
UOL Group Ltd.	5,226	24,889
Vonovia SE	8,348	162,991
Wharf Real Estate Investment Co. Ltd.	19,412	97,158

		2,328,910

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,335	252,675
Camden Property Trust (REIT)	1,004	109,306
Equity Residential (REIT)	3,207	211,566
Essex Property Trust, Inc. (REIT)	604	141,517
Invitation Homes, Inc. (REIT)	5,467	188,065
Mid-America Apartment Communities, Inc. (REIT)	1,097	166,590
UDR, Inc. (REIT)	2,910	125,014

		1,194,733

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	59,500	84,156
Federal Realty Investment Trust (REIT)	690	66,771
Japan Metropolitan Fund Invest (REIT)	85	56,771
Kimco Realty Corp. (REIT)	5,830	114,968
Klepierre SA (REIT)	2,454	60,883
Link REIT (REIT)	29,261	162,906
Mapletree Pan Asia Commercial Trust (REIT)	23,800	28,557
Realty Income Corp. (REIT)	6,331	378,530
Regency Centers Corp. (REIT)	1,447	89,381
Scentre Group (REIT)	60,054	106,069
Simon Property Group, Inc. (REIT)	3,075	355,101
Unibail-Rodamco-Westfield (REIT) (x)*	1,419	74,999
Vicinity Ltd. (REIT)	42,704	52,495

		1,631,587

Specialized REITs (0.5%)
American Tower Corp. (REIT)	4,383	850,039
Crown Castle, Inc. (REIT)	4,078	464,647
Digital Realty Trust, Inc. (REIT)	2,740	312,004
Equinix, Inc. (REIT)	879	689,083
Extra Space Storage, Inc. (REIT)	1,270	189,040
Iron Mountain, Inc. (REIT)	2,742	155,800
Public Storage (REIT)	1,488	434,318
SBA Communications Corp. (REIT), Class A	1,019	236,163
VICI Properties, Inc. (REIT), Class A	9,444	296,825
Weyerhaeuser Co. (REIT)	6,887	230,783

		3,858,702

Total Real Estate		12,461,398

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA (x)	303	51,459
Alliant Energy Corp.	2,364	124,063
American Electric Power Co., Inc.	4,841	407,612
BKW AG	273	48,224
Chubu Electric Power Co., Inc.	7,572	92,470
CK Infrastructure Holdings Ltd.	6,519	34,507
CLP Holdings Ltd.	18,681	145,404
Constellation Energy Corp.	3,051	279,319
Duke Energy Corp.	7,247	650,346
Edison International	3,602	250,159
EDP - Energias de Portugal SA	34,149	167,154
Elia Group SA/NV	346	43,954
Endesa SA (x)	3,760	80,775
Enel SpA	94,834	638,829
Entergy Corp.	1,988	193,572
Evergy, Inc.	2,160	126,187
Eversource Energy	3,281	232,688
Exelon Corp.	9,353	381,041
FirstEnergy Corp.	5,118	198,988
Fortum OYJ	5,236	70,118
Iberdrola SA	68,422	893,720
Kansai Electric Power Co., Inc. (The)	8,275	103,966
Mercury NZ Ltd.	7,517	29,997
NextEra Energy, Inc.	19,029	1,411,952
NRG Energy, Inc.	2,165	80,949
Origin Energy Ltd.	19,650	109,844
Orsted A/S (m)	2,241	211,724
PG&E Corp.*	15,202	262,691
Pinnacle West Capital Corp.	1,065	86,755
Power Assets Holdings Ltd.	15,292	80,210
PPL Corp.	6,931	183,394
Redeia Corp. SA (x)	4,822	80,977
Southern Co. (The)	10,254	720,343
SSE plc	12,815	300,220
Terna - Rete Elettrica Nazionale	16,279	138,665
Tokyo Electric Power Co. Holdings, Inc.*	16,848	61,793
Verbund AG	799	64,170
Xcel Energy, Inc.	5,176	321,792

		9,360,031

Gas Utilities (0.1%)
APA Group	13,757	89,000
Atmos Energy Corp.	1,359	158,106
Enagas SA (x)	3,001	58,965
Hong Kong & China Gas Co. Ltd.	129,540	112,034
Naturgy Energy Group SA	1,459	43,459
Osaka Gas Co. Ltd.	4,444	68,171
Snam SpA	23,331	121,928
Tokyo Gas Co. Ltd.	4,701	102,706

		754,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,295	$130,495
Corp. ACCIONA Energias Renovables SA (x)	757	25,329
EDP Renovaveis SA (x)	2,987	59,828
Meridian Energy Ltd.	14,138	48,716
RWE AG	7,432	323,494

		587,862

Multi-Utilities (0.5%)
Ameren Corp.	2,470	201,725
CenterPoint Energy, Inc.	5,934	172,976
Centrica plc	66,833	105,251
CMS Energy Corp.	2,743	161,151
Consolidated Edison, Inc.	3,259	294,613
Dominion Energy, Inc.	7,861	407,121
DTE Energy Co.	1,938	213,219
E.ON SE	26,178	333,674
Engie SA	21,305	354,369
National Grid plc	41,731	551,439
NiSource, Inc.	3,884	106,227
Public Service Enterprise Group, Inc.	4,692	293,766
Sempra Energy	2,959	430,801
Veolia Environnement SA	7,979	252,268
WEC Energy Group, Inc.	2,966	261,720

		4,140,320

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,830	261,232
Severn Trent plc	2,927	95,353
United Utilities Group plc	7,950	97,088

		453,673

Total Utilities		15,296,255

Total Common Stocks (64.3%) (Cost $342,552,958)		532,802,525

EXCHANGE TRADED FUND (ETF):
Equity (4.1%)
SPDR S&P MidCap 400 ETF Trust (x)	70,679	33,848,880

Total Exchange Traded Fund (4.1%) (Cost $24,347,693)		33,848,880

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.5%)
FHLB
2.500%, 2/13/24	$295,000	289,812
3.250%, 11/16/28	745,000	713,003
FNMA 2.875%, 9/12/23	1,692,000	1,683,283
1.875%, 9/24/26	1,297,000	1,196,341

Total U.S. Government Agency Securities		3,882,439

U.S. Treasury Obligations (30.0%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,761,144
5.250%, 11/15/28	3,940,200	4,141,389
U.S. Treasury Notes
2.750%, 11/15/23	1,029,600	1,020,240
2.500%, 1/31/24	989,100	972,906
2.250%, 4/30/24	1,313,000	1,279,201
2.000%, 5/31/24	2,576,200	2,497,679
2.375%, 8/15/24	5,477,000	5,299,968
2.250%, 11/15/24	2,629,300	2,524,880
2.000%, 2/15/25	11,889,500	11,316,660
0.500%, 3/31/25	2,907,000	2,688,477
2.125%, 5/15/25	6,405,600	6,082,178
0.250%, 7/31/25	5,820,700	5,295,233
0.250%, 8/31/25	4,564,000	4,141,592
0.250%, 9/30/25	2,489,600	2,254,452
2.250%, 11/15/25	1,027,500	970,669
0.375%, 12/31/25	2,383,100	2,147,212
0.375%, 1/31/26	4,578,300	4,109,757
1.625%, 2/15/26	5,790,500	5,364,378
0.500%, 2/28/26	2,080,300	1,868,127
0.750%, 4/30/26	2,137,700	1,924,590
0.750%, 5/31/26	4,226,400	3,794,825
0.750%, 8/31/26	4,529,600	4,038,516
0.875%, 9/30/26	46,067,500	41,210,452
2.000%, 11/15/26	12,962,400	11,986,383
1.250%, 12/31/26	4,064,300	3,656,891
1.500%, 1/31/27	3,846,200	3,483,100
2.250%, 2/15/27	4,750,400	4,415,923
1.875%, 2/28/27	3,489,800	3,197,868
2.375%, 5/15/27	10,030,500	9,338,010
3.250%, 6/30/27	7,648,500	7,354,057
2.250%, 8/15/27	5,434,100	5,021,590
4.125%, 10/31/27	2,266,200	2,253,673
2.250%, 11/15/27#	12,465,600	11,476,157
3.875%, 12/31/27	4,047,600	3,989,477
2.750%, 2/15/28	1,064,000	999,509
4.000%, 2/29/28	4,072,800	4,041,639
3.500%, 4/30/28	5,946,900	5,775,761
2.875%, 5/15/28	1,186,000	1,118,477
3.625%, 5/31/28	2,970,400	2,904,450
3.125%, 11/15/28	1,160,900	1,105,338
2.625%, 2/15/29	1,585,100	1,468,083
2.375%, 5/15/29	4,216,300	3,842,232
1.625%, 8/15/29	2,150,000	1,874,411
1.750%, 11/15/29	1,913,800	1,677,419
1.500%, 2/15/30	1,323,900	1,133,376
0.625%, 5/15/30	2,574,800	2,061,642
0.625%, 8/15/30	2,614,600	2,081,672
1.625%, 5/15/31	3,247,100	2,758,250
1.250%, 8/15/31	15,571,900	12,772,895
1.375%, 11/15/31	2,185,600	1,801,132
1.875%, 2/15/32	4,910,800	4,203,479
2.875%, 5/15/32	4,634,000	4,293,605
2.750%, 8/15/32	2,982,400	2,732,372
4.125%, 11/15/32	2,182,600	2,229,106
3.500%, 2/15/33	1,912,400	1,861,749

Total U.S. Treasury Obligations		248,614,251

Total Long-Term Debt Securities (30.5%) (Cost $273,426,455)		252,496,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	1,373,631	$1,373,631

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $1,405,758, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $1,433,270. (xx)	$1,405,166	1,405,166
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $2,040,862. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		3,405,166

Total Short-Term Investments (0.6%) (Cost $4,778,797)		4,778,797

Total Investments in Securities (99.5%) (Cost $645,105,903)		823,926,892
Other Assets Less Liabilities (0.5%)		4,357,818

Net Assets (100%)		$828,284,710

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $6,996,759.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $2,767,630 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $30,785,076. This was collateralized by $26,721,530 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/23 - 5/15/53 and by cash of $4,778,797 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.2
France	2.4
Germany	1.9
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	5.0
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.4
United Arab Emirates	0.0	#
United Kingdom	2.5
United States	78.9
Cash and Other	0.5

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	22	9/2023	GBP	2,107,095	18,793
MSCI EAFE E-Mini Index	8	9/2023	USD	862,200	6,400
Russell 2000 E-Mini Index	356	9/2023	USD	33,885,860	34,295
S&P 500 E-Mini Index	22	9/2023	USD	4,937,075	160,622
TOPIX Index	23	9/2023	JPY	3,646,973	122,162

					342,272

Short Contracts
EURO STOXX 50 Index	(182)	9/2023	EUR	(8,791,951)	(136,373)
SPI 200 Index	(92)	9/2023	AUD	(10,971,690)	(137,012)
U.S. Treasury 2 Year Note	(24)	9/2023	USD	(4,880,250)	69,923
U.S. Treasury 5 Year Note	(9)	9/2023	USD	(963,844)	17,919
U.S. Treasury 10 Year Note	(45)	9/2023	USD	(5,051,953)	86,773

					(98,770)

					243,502

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	5,406,362	USD	6,735,705	Bank of America	7/21/2023	131,183
USD	18,403,212	CHF	16,422,658	Morgan Stanley	7/21/2023	23,065
USD	9,985,739	GBP	7,845,348	Morgan Stanley	7/21/2023	20,973
EUR	17,655,921	USD	19,169,939	Deutsche Bank AG	7/31/2023	123,053
EUR	943,670	USD	1,016,043	Morgan Stanley	7/31/2023	15,125
USD	3,288,649	EUR	2,981,663	Bank of America	7/31/2023	30,524
USD	861,130	EUR	782,444	Goldman Sachs Bank USA	7/31/2023	6,137
USD	12,121,012	EUR	11,083,000	JPMorgan Chase Bank	7/31/2023	10,387
USD	13,429,070	AUD	19,741,772	Goldman Sachs Bank USA	8/25/2023	258,052
USD	14,711,603	JPY	2,048,242,085	Bank of America	8/25/2023	400,477

Total unrealized appreciation						1,018,976

GBP	6,737,000	USD	8,600,427	Goldman Sachs Bank USA	7/21/2023	(43,429)
USD	2,225,745	GBP	1,799,131	Bank of America	7/21/2023	(59,421)
EUR	2,907,345	USD	3,179,848	HSBC Bank plc	7/31/2023	(2,931)
EUR	134,039	USD	147,009	JPMorgan Chase Bank	7/31/2023	(541)
USD	7,240,173	EUR	6,659,829	Goldman Sachs Bank USA	7/31/2023	(37,161)
NZD	12,962,487	USD	7,984,049	BNP Paribas	8/24/2023	(30,738)
AUD	21,545,286	USD	14,692,032	Citibank NA	8/25/2023	(317,774)
JPY	317,590,000	USD	2,265,505	Citibank NA	8/25/2023	(46,494)
JPY	2,351,608,200	USD	17,074,640	UBS AG	8/25/2023	(643,885)
NOK	40,397,430	USD	3,847,374	HSBC Bank plc	9/13/2023	(74,229)
SEK	39,224,367	USD	3,714,675	Barclays Bank plc	9/13/2023	(65,437)
SEK	27,914,687	USD	2,619,487	HSBC Bank plc	9/13/2023	(22,445)

Total unrealized depreciation						(1,344,485)

Net unrealized depreciation						(325,509)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,588,485	$7,269,946	$—		$36,858,431
Consumer Discretionary	37,241,646	23,070,287	—		60,311,933
Consumer Staples	23,462,589	18,392,802	—		41,855,391
Energy	14,368,861	7,720,440	—		22,089,301
Financials	43,430,037	33,394,326	—		76,824,363
Health Care	46,979,192	24,079,365	—	(a)	71,058,557
Industrials	30,289,926	29,501,801	—		59,791,727
Information Technology	99,091,066	14,806,284	—		113,897,350
Materials	8,735,106	13,622,713	—		22,357,819
Real Estate	8,402,898	4,058,500	—		12,461,398
Utilities	9,005,003	6,291,252	—		15,296,255
Exchange Traded Fund	33,848,880	—	—		33,848,880
Forward Currency Contracts	—	1,018,976	—		1,018,976
Futures	516,887	—	—		516,887
Short-Term Investments
Investment Company	1,373,631	—	—		1,373,631
Repurchase Agreements	—	3,405,166	—		3,405,166
U.S. Government Agency Securities	—	3,882,439	—		3,882,439
U.S. Treasury Obligations	—	248,614,251	—		248,614,251

Total Assets	$386,334,207	$439,128,548	$—		$825,462,755

Liabilities:
Forward Currency Contracts	$—	$(1,344,485)	$—		$(1,344,485)
Futures	(273,385)	—	—		(273,385)

Total Liabilities	$(273,385)	$(1,344,485)	$—		$(1,617,870)

Total	$386,060,822	$437,784,063	$—		$823,844,885

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$174,615	*
Foreign exchange contracts	Receivables	1,018,976
Equity contracts	Receivables, Net assets – Unrealized appreciation	342,272	*

Total		$1,535,863

	Liability Derivatives
Foreign exchange contracts	Payables	(1,344,485)
Equity contracts	Payables, Net assets – Unrealized depreciation	(273,385	)*

Total		$(1,617,870)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(24,778)	$—	$(24,778)
Foreign exchange contracts	—	(115,169)	(115,169)
Equity contracts	(1,184,476)	—	(1,184,476)

Total	$(1,209,254)	$(115,169)	$(1,324,423)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(21,552)	$—	$(21,552)
Foreign exchange contracts	—	(1,607,670)	(1,607,670)
Equity contracts	1,043,671	—	1,043,671

Total	$1,022,119	$(1,607,670)	$(585,551)

^	The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$43,734,163
Average notional value of contracts – short	$50,529,143
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$78,269,094
Average amounts sold – in USD	$71,329,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$562,184	$(59,421)	$—	$502,763
Deutsche Bank AG	123,053	—	—	123,053
Goldman Sachs Bank USA	264,189	(80,590)	—	183,599
JPMorgan Chase Bank	10,387	(541)	—	9,846
Morgan Stanley	59,163	—	—	59,163

Total	$1,018,976	$(140,552)	$—	$878,424

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$59,421	$(59,421)	$—	$—
Barclays Bank plc	65,437	—	—	65,437
BNP Paribas	30,738	—	—	30,738
Citibank NA	364,268	—	—	364,268
Goldman Sachs Bank USA	80,590	(80,590)	—	—
HSBC Bank plc	99,605	—	—	99,605
JPMorgan Chase Bank	541	(541)	—	—
UBS AG	643,885	—	—	643,885

Total	$1,344,485	$(140,552)	$—	$1,203,933

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,821,321
Long-term U.S. government debt securities	24,409,748

$40,231,069

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,764,455
Long-term U.S. government debt securities	15,227,047

$22,991,502

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,744,786
Aggregate gross unrealized depreciation	(50,764,289)

Net unrealized appreciation	$176,980,497

Federal income tax cost of investments in securities and derivative instruments, if applicable	$646,864,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $641,700,737)	$820,521,726
Repurchase Agreements (Cost $3,405,166)	3,405,166
Cash	10,375,125
Foreign cash (Cost $760,363)	747,094
Dividends, interest and other receivables	2,266,967
Unrealized appreciation on forward foreign currency contracts	1,018,976
Receivable for Portfolio shares sold	104,437
Due from broker for futures variation margin	68,860
Receivable for securities sold	58,104
Securities lending income receivable	5,637
Other assets	15,896

Total assets	838,587,988

LIABILITIES
Payable for return of collateral on securities loaned	4,778,797
Payable for securities purchased	2,964,001
Unrealized depreciation on forward foreign currency contracts	1,344,485
Investment management fees payable	491,574
Payable for Portfolio shares repurchased	424,752
Distribution fees payable – Class IB	167,917
Administrative fees payable	85,781
Accrued expenses	45,971

Total liabilities	10,303,278

NET ASSETS	$828,284,710

Net assets were comprised of:
Paid in capital	$754,293,537
Total distributable earnings (loss)	73,991,173

Net assets	$828,284,710

Class IB
Net asset value, offering and redemption price per share, $828,284,710 / 72,707,220 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.39

(x)	Includes value of securities on loan of $30,785,076.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $467,112 foreign withholding tax)	$6,511,934
Interest	2,851,909
Securities lending (net)	57,424

Total income	9,421,267

EXPENSES
Investment management fees	2,958,309
Distribution fees – Class IB	990,125
Administrative fees	506,465
Custodian fees	54,752
Professional fees	41,170
Printing and mailing expenses	26,464
Trustees’ fees	12,151
Miscellaneous	12,865

Gross expenses	4,602,301
Less: Waiver from investment manager	(85,723)

Net expenses	4,516,578

NET INVESTMENT INCOME (LOSS)	4,904,689

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,785,247)
Futures contracts	(1,209,254)
Forward foreign currency contracts	(115,169)
Foreign currency transactions	(114,614)

Net realized gain (loss)	(3,224,284)

Change in unrealized appreciation (depreciation) on:
Investments in securities	67,866,071
Futures contracts	1,022,119
Forward foreign currency contracts	(1,607,670)
Foreign currency translations	27,286

Net change in unrealized appreciation (depreciation)	67,307,806

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,083,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,988,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,904,689	$5,714,953
Net realized gain (loss)	(3,224,284)	(12,437,634)
Net change in unrealized appreciation (depreciation)	67,307,806	(138,728,628)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,988,211	(145,451,309)

Distributions to shareholders:
Class IB	—	(67,202,022)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,647,385 and 4,387,954 shares, respectively ]	29,176,891	50,762,623
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,621,870 shares, respectively ]	—	67,202,022
Capital shares repurchased [ (3,350,734) and (5,894,547) shares, respectively]	(36,612,578)	(66,440,615)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,435,687)	51,524,030

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,552,524	(161,129,301)
NET ASSETS:
Beginning of period	766,732,186	927,861,487

End of period	$828,284,710	$766,732,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.44		$13.59		$12.07		$11.82		$10.19		$11.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.08		0.05		0.06		0.13		0.11
Net realized and unrealized gain (loss)	0.88		(2.23)		1.74		0.38		1.68		(0.87)

Total from investment operations	0.95		(2.15)		1.79		0.44		1.81		(0.76)

Less distributions:
Dividends from net investment income	—		—		(0.07)		(0.12)		(0.10)		(0.11)
Distributions from net realized gains	—		(1.00)		(0.20)		(0.07)		(0.08)		(0.06)

Total dividends and distributions	—		(1.00)		(0.27)		(0.19)		(0.18)		(0.17)

Net asset value, end of period	$11.39		$10.44		$13.59		$12.07		$11.82		$10.19

Total return (b)	9.10%		(15.59)%		14.94%		3.73%		17.80%		(6.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$828,285		$766,732		$927,861		$803,733		$767,339		$602,294
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.15	%(k)	1.14	%(k)	1.17	%(o)	1.17	%(o)	1.16	%(o)
Before waivers (a)(f)	1.16%		1.16%		1.14%		1.17%		1.17%		1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.24%		0.70%		0.41%		0.56%		1.17%		0.99%
Before waivers (a)(f)	1.22%		0.69%		0.41%		0.56%		1.17%		0.99%
Portfolio turnover rate^	3	%(z)	14%		31%		17%		5%		7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	35.2%
Information Technology	12.4
Financials	9.0
Health Care	8.2
Industrials	7.2
Consumer Discretionary	7.0
Consumer Staples	4.9
Communication Services	4.1
Materials	2.8
Energy	2.5
U.S. Government Agency Securities	1.9
Utilities	1.8
Real Estate	1.4
Repurchase Agreement	0.2
Investment Company	0.1
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,076.20	$5.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.19	5.66

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	114,992	$1,834,122
BT Group plc	177,895	276,777
Cellnex Telecom SA (m)	14,595	591,684
Deutsche Telekom AG (Registered)	83,461	1,819,194
Elisa OYJ	3,648	194,847
HKT Trust & HKT Ltd.	96,197	112,040
Infrastrutture Wireless Italiane SpA (m)	8,600	113,551
Koninklijke KPN NV	82,405	294,177
Nippon Telegraph & Telephone Corp.	769,450	911,717
Orange SA	47,947	560,803
Singapore Telecommunications Ltd.	211,309	391,346
Spark New Zealand Ltd.	47,169	147,437
Swisscom AG (Registered)	669	417,360
Telecom Italia SpA*	242,840	68,469
Telefonica Deutschland Holding AG	22,978	64,573
Telefonica SA	133,841	542,970
Telenor ASA (x)	17,635	178,770
Telia Co. AB	63,184	138,567
Telstra Group Ltd.	103,495	297,047
Verizon Communications, Inc.	67,621	2,514,825

		11,470,276

Entertainment (0.7%)
Activision Blizzard, Inc.*	11,507	970,040
Bollore SE	22,651	141,156
Capcom Co. Ltd.	4,509	178,705
Electronic Arts, Inc.	4,190	543,443
Embracer Group AB, Class B (x)*	16,777	41,991
Koei Tecmo Holdings Co. Ltd.	2,966	51,300
Konami Group Corp.	2,587	135,568
Live Nation Entertainment, Inc.*	2,315	210,920
Netflix, Inc.*	7,150	3,149,504
Nexon Co. Ltd.	10,055	192,673
Nintendo Co. Ltd.	26,753	1,216,935
Sea Ltd. (ADR)*	9,391	545,054
Square Enix Holdings Co. Ltd.	2,229	103,788
Take-Two Interactive Software, Inc.*	2,550	375,258
Toho Co. Ltd.	2,941	111,887
Universal Music Group NV	21,098	468,746
Walt Disney Co. (The)*	29,392	2,624,118
Warner Bros Discovery, Inc.*	35,658	447,151

		11,508,237

Interactive Media & Services (2.0%)
Adevinta ASA*	7,102	46,579
Alphabet, Inc., Class A*	95,562	11,438,771
Alphabet, Inc., Class C*	82,201	9,943,855
Auto Trader Group plc (m)	23,205	179,854
Match Group, Inc.*	4,479	187,446
Meta Platforms, Inc., Class A*	35,583	10,211,609
REA Group Ltd.	1,408	134,881
Scout24 SE (m)	1,932	122,469
SEEK Ltd.	8,535	123,835
Z Holdings Corp.	67,305	162,535

		32,551,834

Media (0.4%)
Charter Communications, Inc., Class A*	1,671	613,875
Comcast Corp., Class A	66,904	2,779,861
CyberAgent, Inc.	10,603	77,436
Dentsu Group, Inc. (x)	5,299	173,808
Fox Corp., Class A	4,328	147,152
Fox Corp., Class B	2,198	70,094
Hakuhodo DY Holdings, Inc.	5,646	59,611
Informa plc	35,344	325,803
Interpublic Group of Cos., Inc. (The)	6,209	239,543
News Corp., Class A	6,128	119,496
News Corp., Class B	1,889	37,251
Omnicom Group, Inc.	3,209	305,336
Paramount Global, Class B (x)	8,155	129,746
Publicis Groupe SA	5,945	463,764
Vivendi SE	18,289	168,613
WPP plc	27,407	286,487

		5,997,876

Wireless Telecommunication Services (0.3%)
KDDI Corp.	38,542	1,191,173
SoftBank Corp.	73,972	791,351
SoftBank Group Corp.	26,497	1,257,591
Tele2 AB, Class B	13,756	113,855
T-Mobile US, Inc.*	9,264	1,286,770
Vodafone Group plc	590,799	557,431

		5,198,171

Total Communication Services		66,726,394

Consumer Discretionary (7.0%)
Automobile Components (0.2%)
Aisin Corp.	3,891	120,275
Aptiv plc*	4,351	444,193
BorgWarner, Inc.	3,770	184,391
Bridgestone Corp. (x)	14,765	606,699
Cie Generale des Etablissements Michelin SCA	17,446	515,726
Continental AG	2,832	213,432
Denso Corp.	11,181	753,782
Koito Manufacturing Co. Ltd.	5,332	96,779
Sumitomo Electric Industries Ltd.	18,137	222,555
Valeo	5,334	114,453

		3,272,285

Automobiles (1.6%)
Bayerische Motoren Werke AG	8,526	1,047,132
Bayerische Motoren Werke AG (Preference) (q)	1,543	175,444
Dr Ing hc F Porsche AG (Preference) (q)	2,966	368,126
Ferrari NV	3,246	1,062,692
Ford Motor Co.	63,213	956,413
General Motors Co.	22,360	862,202
Honda Motor Co. Ltd.	39,648	1,197,709
Isuzu Motors Ltd.	15,014	182,795
Mazda Motor Corp.	14,433	141,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mercedes-Benz Group AG	22,039	$1,773,733
Nissan Motor Co. Ltd.	59,409	245,339
Porsche Automobil Holding SE (Preference) (q)*	3,958	238,068
Renault SA	5,003	211,095
Stellantis NV (Euronext Paris)	44,032	773,918
Stellantis NV (Italian Stock Exchange)	13,890	244,502
Subaru Corp.	15,946	301,700
Suzuki Motor Corp.	9,512	345,654
Tesla, Inc.*	43,335	11,343,803
Toyota Motor Corp.	273,072	4,363,974
Volkswagen AG	763	127,298
Volkswagen AG (Preference) (q)	5,310	712,217
Volvo Car AB, Class B*	14,699	58,446
Yamaha Motor Co. Ltd. (x)	7,672	221,070

		26,954,383

Broadline Retail (1.4%)
Amazon.com, Inc.*	143,584	18,717,610
eBay, Inc.	8,601	384,379
Etsy, Inc.*	1,984	167,866
Next plc	3,144	276,101
Pan Pacific International Holdings Corp.	9,674	173,356
Prosus NV*	20,640	1,510,394
Rakuten Group, Inc.	24,587	85,637
Wesfarmers Ltd.	29,214	963,404

		22,278,747

Distributors (0.1%)
D’ieteren Group	560	99,032
Genuine Parts Co.	2,260	382,460
LKQ Corp.	4,084	237,974
Pool Corp.	628	235,274

		954,740

Diversified Consumer Services (0.0%)†
IDP Education Ltd. (x)	6,450	95,376
Pearson plc	16,325	172,043

		267,419

Hotels, Restaurants & Leisure (1.2%)
Accor SA	4,741	176,297
Amadeus IT Group SA*	11,601	884,475
Aristocrat Leisure Ltd.	15,313	396,522
Booking Holdings, Inc.*	594	1,603,996
Caesars Entertainment, Inc.*	3,462	176,458
Carnival Corp. (x)*	16,156	304,218
Chipotle Mexican Grill, Inc., Class A*	444	949,716
Compass Group plc	44,959	1,257,650
Darden Restaurants, Inc.	1,945	324,971
Delivery Hero SE (m)*	4,539	200,095
Domino’s Pizza, Inc.	568	191,410
Entain plc	15,137	245,828
Evolution AB (m)	4,746	601,412
Expedia Group, Inc.*	2,294	250,941
Flutter Entertainment plc*	4,543	914,347
Galaxy Entertainment Group Ltd.*	55,777	355,984
Genting Singapore Ltd.	153,489	106,509
Hilton Worldwide Holdings, Inc.	4,257	619,606
InterContinental Hotels Group plc	4,524	312,411
Just Eat Takeaway.com NV (m)*	5,381	82,551
La Francaise des Jeux SAEM (m)	2,720	107,095
Las Vegas Sands Corp.*	5,286	306,588
Lottery Corp. Ltd. (The)	56,961	195,365
Marriott International, Inc., Class A	4,148	761,946
McDonald’s Corp.	11,744	3,504,527
McDonald’s Holdings Co. Japan Ltd. (x)	2,267	88,166
MGM Resorts International	4,857	213,319
Norwegian Cruise Line Holdings Ltd.*	6,823	148,537
Oriental Land Co. Ltd.	28,095	1,096,859
Royal Caribbean Cruises Ltd.*	3,538	367,032
Sands China Ltd.*	61,628	210,920
Sodexo SA	2,275	250,534
Starbucks Corp.	18,440	1,826,666
Whitbread plc	5,203	223,902
Wynn Resorts Ltd.	1,666	175,946
Yum! Brands, Inc.	4,505	624,168

		20,056,967

Household Durables (0.4%)
Barratt Developments plc	24,915	130,797
Berkeley Group Holdings plc	2,830	140,959
DR Horton, Inc.	4,992	607,477
Garmin Ltd.	2,462	256,762
Iida Group Holdings Co. Ltd.	4,084	69,115
Lennar Corp., Class A	4,082	511,515
Mohawk Industries, Inc.*	850	87,686
Newell Brands, Inc.	6,061	52,731
NVR, Inc.*	49	311,180
Open House Group Co. Ltd.	2,025	73,051
Panasonic Holdings Corp.	56,523	692,406
Persimmon plc	8,251	107,567
PulteGroup, Inc.	3,591	278,949
SEB SA	677	69,996
Sekisui Chemical Co. Ltd.	9,459	136,827
Sekisui House Ltd.	15,770	319,124
Sharp Corp.*	5,320	29,646
Sony Group Corp.	32,473	2,912,751
Taylor Wimpey plc	89,016	116,274
Whirlpool Corp.	881	131,084

		7,035,897

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	15,450	357,503
Hasbro, Inc.	2,096	135,758
Shimano, Inc.	1,996	334,104
Yamaha Corp.	3,600	138,441

		965,806

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	956	67,207
AutoZone, Inc.*	296	738,035
Bath & Body Works, Inc.	3,683	138,112
Best Buy Co., Inc.	3,130	256,504
CarMax, Inc.*	2,545	213,016
Dufry AG (Registered)*	2,539	115,738
Fast Retailing Co. Ltd.	4,507	1,157,050
H & M Hennes & Mauritz AB, Class B	16,925	291,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Home Depot, Inc. (The)	16,289	$5,060,015
Industria de Diseno Textil SA	28,089	1,091,321
JD Sports Fashion plc	65,463	121,336
Kingfisher plc	49,385	145,289
Lowe’s Cos., Inc.	9,592	2,164,914
Nitori Holdings Co. Ltd.	2,074	232,058
O’Reilly Automotive, Inc.*	979	935,239
Ross Stores, Inc.	5,502	616,939
TJX Cos., Inc. (The)	18,522	1,570,480
Tractor Supply Co.	1,762	389,578
Ulta Beauty, Inc.*	806	379,300
USS Co. Ltd.	5,182	85,883
Zalando SE (m)*	5,720	164,572
ZOZO, Inc.	3,225	66,747

		16,000,404

Textiles, Apparel & Luxury Goods (1.0%)
adidas AG	4,177	810,150
Burberry Group plc	9,854	265,206
Cie Financiere Richemont SA (Registered)	13,442	2,280,753
Hermes International	816	1,775,164
Kering SA	1,917	1,061,707
LVMH Moet Hennessy Louis Vuitton SE	7,111	6,710,832
Moncler SpA	5,359	370,808
NIKE, Inc., Class B	19,818	2,187,313
Pandora A/S	2,329	208,125
Puma SE	2,725	163,870
Ralph Lauren Corp., Class A	661	81,501
Swatch Group AG (The)	747	218,938
Swatch Group AG (The) (Registered)	1,399	76,899
Tapestry, Inc.	3,728	159,558
VF Corp.	5,314	101,444

		16,472,268

Total Consumer Discretionary		114,258,916

Consumer Staples (4.9%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	22,367	1,266,782
Asahi Group Holdings Ltd.	12,403	480,778
Brown-Forman Corp., Class B	2,942	196,467
Budweiser Brewing Co. APAC Ltd. (m)	43,699	112,682
Carlsberg A/S, Class B	2,536	405,487
Coca-Cola Co. (The)	62,605	3,770,073
Coca-Cola Europacific Partners plc	5,358	345,216
Coca-Cola HBC AG	5,672	169,004
Constellation Brands, Inc., Class A	2,594	638,461
Davide Campari-Milano NV	13,268	183,876
Diageo plc	58,059	2,490,497
Heineken Holding NV	2,978	258,937
Heineken NV	6,681	687,553
Keurig Dr Pepper, Inc.	13,548	423,646
Kirin Holdings Co. Ltd. (x)	20,005	292,160
Molson Coors Beverage Co., Class B	3,020	198,837
Monster Beverage Corp.*	12,291	705,995
PepsiCo, Inc.	22,160	4,104,475
Pernod Ricard SA	5,314	1,174,071
Remy Cointreau SA	612	98,118
Suntory Beverage & Food Ltd. (x)	3,596	130,396
Treasury Wine Estates Ltd.	18,192	136,687

		18,270,198

Consumer Staples Distribution & Retail (1.0%)
Aeon Co. Ltd.	16,913	346,213
Carrefour SA	15,316	290,256
Coles Group Ltd.	34,463	423,568
Costco Wholesale Corp.	7,133	3,840,265
Dollar General Corp.	3,524	598,305
Dollar Tree, Inc.*	3,344	479,864
Endeavour Group Ltd.	36,367	153,186
HelloFresh SE (x)*	4,161	102,886
J Sainsbury plc	42,468	145,383
Jeronimo Martins SGPS SA	7,328	202,036
Kesko OYJ, Class B	6,899	129,839
Kobe Bussan Co. Ltd.	3,896	100,711
Koninklijke Ahold Delhaize NV	25,124	856,975
Kroger Co. (The)	10,504	493,688
MatsukiyoCocokara & Co.	2,995	168,303
Ocado Group plc*	14,392	103,976
Seven & i Holdings Co. Ltd.	19,402	838,902
Sysco Corp.	8,150	604,730
Target Corp.	7,424	979,226
Tesco plc	187,894	593,751
Walgreens Boots Alliance, Inc.	11,519	328,176
Walmart, Inc.	22,561	3,546,138
Welcia Holdings Co. Ltd.	2,468	51,351
Woolworths Group Ltd.	31,382	832,672

		16,210,400

Food Products (1.2%)
Ajinomoto Co., Inc.	11,682	465,126
Archer-Daniels-Midland Co.	8,760	661,906
Associated British Foods plc	8,958	227,217
Barry Callebaut AG (Registered)	93	179,525
Bunge Ltd.	2,422	228,516
Campbell Soup Co.	3,227	147,506
Chocoladefabriken Lindt & Spruengli AG	26	326,602
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	372,174
Conagra Brands, Inc.	7,671	258,666
Danone SA	16,533	1,013,090
General Mills, Inc.	9,448	724,662
Hershey Co. (The)	2,369	591,539
Hormel Foods Corp.	4,659	187,385
J M Smucker Co. (The)	1,715	253,254
JDE Peet’s NV	3,237	96,290
Kellogg Co.	4,135	278,699
Kerry Group plc (London Stock Exchange), Class A	1,182	114,276
Kerry Group plc, Class A	2,951	287,934
Kikkoman Corp.	3,495	197,224
Kraft Heinz Co. (The)	12,831	455,500
Lamb Weston Holdings, Inc.	2,344	269,443
McCormick & Co., Inc. (Non-Voting)	4,035	351,973
Meiji Holdings Co. Ltd.	5,650	126,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mondelez International, Inc., Class A	21,905	$1,597,751
Mowi ASA	11,318	179,615
Nestle SA (Registered)	70,813	8,520,553
Nisshin Seifun Group, Inc.	4,803	59,354
Nissin Foods Holdings Co. Ltd.	1,616	133,476
Orkla ASA	19,064	136,907
Salmar ASA	1,869	75,390
Tyson Foods, Inc., Class A	4,594	234,478
WH Group Ltd. (m)	211,682	112,494
Wilmar International Ltd.	48,415	136,342
Yakult Honsha Co. Ltd.	3,320	210,353

		19,211,438

Household Products (0.7%)
Church & Dwight Co., Inc.	3,929	393,804
Clorox Co. (The)	1,988	316,171
Colgate-Palmolive Co.	13,344	1,028,022
Essity AB, Class B	15,625	415,891
Henkel AG & Co. KGaA	2,681	188,698
Henkel AG & Co. KGaA (Preference) (q)	4,359	348,444
Kimberly-Clark Corp.	5,427	749,252
Procter & Gamble Co. (The)	37,912	5,752,767
Reckitt Benckiser Group plc	18,442	1,385,000
Unicharm Corp.	10,418	385,997

		10,964,046

Personal Care Products (0.5%)
Beiersdorf AG	2,593	343,072
Estee Lauder Cos., Inc. (The), Class A	3,730	732,497
Haleon plc	129,982	534,918
Kao Corp.	12,089	437,859
Kobayashi Pharmaceutical Co. Ltd.	1,360	73,998
Kose Corp.	878	84,400
L’Oreal SA	6,202	2,894,333
Shiseido Co. Ltd.	10,345	468,692
Unilever plc (Cboe Europe)	59,243	3,084,145
Unilever plc (London Stock Exchange)	5,802	302,531

		8,956,445

Tobacco (0.4%)
Altria Group, Inc.	28,712	1,300,654
British American Tobacco plc	54,697	1,814,652
Imperial Brands plc	22,606	499,927
Japan Tobacco, Inc. (x)	30,943	678,242
Philip Morris International, Inc.	24,967	2,437,278

		6,730,753

Total Consumer Staples		80,343,280

Energy (2.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	16,284	514,737
Halliburton Co.	14,512	478,751
Schlumberger NV	22,926	1,126,125
Tenaris SA	11,874	177,679

		2,297,292

Oil, Gas & Consumable Fuels (2.4%)
Aker BP ASA	8,123	190,348
Ampol Ltd.	6,032	120,987
APA Corp.	4,964	169,620
BP plc	455,641	2,669,531
Chevron Corp.	28,031	4,410,678
ConocoPhillips	19,464	2,016,665
Coterra Energy, Inc.	12,184	308,255
Devon Energy Corp.	10,322	498,965
Diamondback Energy, Inc.	2,913	382,652
ENEOS Holdings, Inc.	74,191	254,201
Eni SpA	59,778	861,968
EOG Resources, Inc.	9,407	1,076,537
EQT Corp.	5,817	239,253
Equinor ASA	24,569	713,722
Exxon Mobil Corp.	65,032	6,974,682
Galp Energia SGPS SA	12,636	147,745
Hess Corp.	4,445	604,298
Idemitsu Kosan Co. Ltd.	5,476	109,927
Inpex Corp. (x)	24,994	278,736
Kinder Morgan, Inc.	31,724	546,287
Marathon Oil Corp.	9,934	228,681
Marathon Petroleum Corp.	6,825	795,795
Neste OYJ	10,886	419,557
Occidental Petroleum Corp.	11,557	679,552
OMV AG	3,776	159,996
ONEOK, Inc.	7,197	444,199
Phillips 66	7,381	704,000
Pioneer Natural Resources Co.	3,760	778,997
Repsol SA (x)	34,180	496,977
Santos Ltd.	85,013	428,184
Shell plc	176,329	5,249,951
Targa Resources Corp.	3,636	276,700
TotalEnergies SE	60,918	3,491,360
Valero Energy Corp.	5,815	682,099
Williams Cos., Inc. (The)	19,595	639,385
Woodside Energy Group Ltd. (ASE Stock Exchange)	39,644	918,090
Woodside Energy Group Ltd. (London Stock Exchange)	9,250	213,485

		39,182,065

Total Energy		41,479,357

Financials (9.0%)
Banks (3.4%)
ABN AMRO Bank NV (CVA) (m)	10,251	159,444
AIB Group plc	34,420	144,811
ANZ Group Holdings Ltd.	77,337	1,226,358
Banco Bilbao Vizcaya Argentaria SA	155,275	1,197,282
Banco Santander SA	423,690	1,572,095
Bank Hapoalim BM	31,640	259,492
Bank Leumi Le-Israel BM	39,185	293,590
Bank of America Corp.	111,521	3,199,538
Bank of Ireland Group plc	27,557	263,281
Banque Cantonale Vaudoise (Registered)	812	85,785
Barclays plc	400,353	782,025
BNP Paribas SA	28,606	1,807,023
BOC Hong Kong Holdings Ltd.	95,263	291,576
CaixaBank SA	106,248	440,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Chiba Bank Ltd. (The)	12,903	$78,281
Citigroup, Inc.	31,314	1,441,697
Citizens Financial Group, Inc.	7,785	203,033
Comerica, Inc.	2,118	89,719
Commerzbank AG	26,539	293,866
Commonwealth Bank of Australia	43,477	2,915,340
Concordia Financial Group Ltd.	26,347	103,837
Credit Agricole SA	30,891	366,965
Danske Bank A/S*	17,659	430,062
DBS Group Holdings Ltd.	46,676	1,091,394
DNB Bank ASA	23,806	445,071
Erste Group Bank AG	8,846	310,616
Fifth Third Bancorp	10,949	286,973
FinecoBank Banca Fineco SpA	15,754	212,504
Hang Seng Bank Ltd.	19,587	278,960
HSBC Holdings plc	514,453	4,069,018
Huntington Bancshares, Inc.	23,221	250,322
ING Groep NV	93,202	1,258,653
Intesa Sanpaolo SpA	415,617	1,092,372
Israel Discount Bank Ltd., Class A	31,657	157,389
Japan Post Bank Co. Ltd.	37,364	292,736
JPMorgan Chase & Co.	47,006	6,836,553
KBC Group NV	6,448	450,900
KeyCorp	15,044	139,007
Lloyds Banking Group plc	1,706,205	945,872
M&T Bank Corp.	2,668	330,192
Mediobanca Banca di Credito Finanziario SpA	14,214	170,450
Mitsubishi UFJ Financial Group, Inc.	294,037	2,170,394
Mizrahi Tefahot Bank Ltd.	4,068	135,949
Mizuho Financial Group, Inc.	62,116	948,083
National Australia Bank Ltd.	80,682	1,424,099
NatWest Group plc	147,661	453,371
Nordea Bank Abp	83,541	910,258
Oversea-Chinese Banking Corp. Ltd.	86,648	789,508
PNC Financial Services Group, Inc. (The)	6,420	808,599
Regions Financial Corp.	15,093	268,957
Resona Holdings, Inc.	54,460	260,964
Shizuoka Financial Group, Inc.	10,861	78,902
Skandinaviska Enskilda Banken AB, Class A	41,354	457,539
Societe Generale SA	18,730	487,577
Standard Chartered plc	61,731	538,364
Sumitomo Mitsui Financial Group, Inc.	33,629	1,439,360
Sumitomo Mitsui Trust Holdings, Inc.	8,543	305,690
Svenska Handelsbanken AB, Class A	37,022	310,530
Swedbank AB, Class A	21,862	369,226
Truist Financial Corp.	21,424	650,218
UniCredit SpA	47,476	1,107,149
United Overseas Bank Ltd.	32,569	675,157
US Bancorp	22,438	741,352
Wells Fargo & Co.	60,355	2,575,951
Westpac Banking Corp.	90,359	1,288,988
Zions Bancorp NA	2,382	63,981

		55,524,949

Capital Markets (1.6%)
3i Group plc	25,138	624,283
abrdn plc	51,162	141,982
Ameriprise Financial, Inc.	1,676	556,700
Amundi SA (m)	1,573	92,967
ASX Ltd.	5,011	211,077
Bank of New York Mellon Corp. (The)	11,551	514,251
BlackRock, Inc.	2,409	1,664,956
Cboe Global Markets, Inc.	1,698	234,341
Charles Schwab Corp. (The)	23,904	1,354,879
CME Group, Inc.	5,786	1,072,088
Daiwa Securities Group, Inc.	33,620	173,957
Deutsche Bank AG (Registered)	49,909	523,709
Deutsche Boerse AG	4,893	903,660
EQT AB	9,024	173,807
Euronext NV (m)	2,216	150,729
FactSet Research Systems, Inc.	616	246,800
Franklin Resources, Inc.	4,592	122,652
Futu Holdings Ltd. (ADR) (x)*	1,559	61,955
Goldman Sachs Group, Inc. (The)	5,347	1,724,621
Hargreaves Lansdown plc	8,669	89,775
Hong Kong Exchanges & Clearing Ltd.	31,072	1,181,638
Intercontinental Exchange, Inc.	9,005	1,018,285
Invesco Ltd.	7,370	123,890
Japan Exchange Group, Inc.	12,754	223,116
Julius Baer Group Ltd.	5,545	349,628
London Stock Exchange Group plc	10,341	1,095,802
Macquarie Group Ltd.	9,455	1,126,707
MarketAxess Holdings, Inc.	606	158,421
Moody’s Corp.	2,538	882,513
Morgan Stanley	20,954	1,789,472
MSCI, Inc., Class A	1,288	604,446
Nasdaq, Inc.	5,447	271,533
Nomura Holdings, Inc.	74,937	284,403
Northern Trust Corp.	3,351	248,443
Partners Group Holding AG	590	555,540
Raymond James Financial, Inc.	3,068	318,366
S&P Global, Inc.	5,276	2,115,096
SBI Holdings, Inc.	6,369	122,952
Schroders plc	20,755	115,459
Singapore Exchange Ltd.	21,847	155,544
St James’s Place plc	13,927	192,476
State Street Corp.	5,377	393,489
T. Rowe Price Group, Inc.	3,612	404,616
UBS Group AG (Registered)	81,683	1,661,892

		26,032,916

Consumer Finance (0.2%)
American Express Co.	9,564	1,666,049
Capital One Financial Corp.	6,141	671,641
Discover Financial Services	4,085	477,332
Synchrony Financial	6,894	233,845

		3,048,867

Financial Services (1.8%)
Adyen NV (m)*	560	970,264
Berkshire Hathaway, Inc., Class B*	28,684	9,781,244
Edenred	6,450	431,898
Eurazeo SE	1,150	80,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXOR NV	2,836	$253,405
Fidelity National Information Services, Inc.	9,529	521,236
Fiserv, Inc.*	9,929	1,252,543
FleetCor Technologies, Inc.*	1,188	298,283
Global Payments, Inc.	4,214	415,163
GMO Payment Gateway, Inc.	1,106	86,345
Groupe Bruxelles Lambert NV	2,568	202,389
Industrivarden AB, Class A	3,376	93,607
Industrivarden AB, Class C	3,958	109,220
Investor AB, Class A	11,236	224,864
Investor AB, Class B	44,569	891,824
Jack Henry & Associates, Inc.	1,172	196,111
Kinnevik AB, Class B*	6,212	86,177
L E Lundbergforetagen AB, Class B	1,978	84,213
M&G plc	56,614	137,825
Mastercard, Inc., Class A	13,459	5,293,425
Mitsubishi HC Capital, Inc.	22,663	135,037
Nexi SpA (m)*	14,875	116,784
ORIX Corp.	30,118	550,815
PayPal Holdings, Inc.*	17,946	1,197,537
Sofina SA	398	82,512
Visa, Inc., Class A	26,029	6,181,367
Washington H Soul Pattinson & Co. Ltd.	6,042	128,088
Wendel SE	705	72,428
Wise plc, Class A*	15,831	132,099
Worldline SA (m)*	6,159	225,419

		30,233,074

Insurance (2.0%)
Admiral Group plc	5,466	144,836
Aegon NV (x)	43,454	220,082
Aflac, Inc.	8,844	617,311
Ageas SA/NV	4,150	168,197
AIA Group Ltd.	299,837	3,059,292
Allianz SE (Registered)	10,386	2,415,876
Allstate Corp. (The)	4,228	461,021
American International Group, Inc.	11,642	669,881
Aon plc, Class A	3,285	1,133,982
Arch Capital Group Ltd.*	5,990	448,351
Arthur J Gallagher & Co.	3,445	756,419
Assicurazioni Generali SpA	26,098	531,521
Assurant, Inc.	855	107,491
Aviva plc	70,727	356,466
AXA SA	47,240	1,395,636
Baloise Holding AG (Registered)	1,179	173,397
Brown & Brown, Inc.	3,787	260,697
Chubb Ltd.	6,662	1,282,835
Cincinnati Financial Corp.	2,529	246,122
Dai-ichi Life Holdings, Inc.	24,215	464,501
Everest Re Group Ltd.	690	235,883
Gjensidige Forsikring ASA	5,036	80,714
Globe Life, Inc.	1,429	156,647
Hannover Rueck SE	1,554	329,525
Hartford Financial Services Group, Inc. (The)	4,990	359,380
Helvetia Holding AG (Registered)	956	129,412
Insurance Australia Group Ltd.	62,127	236,700
Japan Post Holdings Co. Ltd.	56,512	406,353
Japan Post Insurance Co. Ltd.	5,115	76,902
Legal & General Group plc	152,858	443,110
Lincoln National Corp.	2,482	63,936
Loews Corp.	3,043	180,693
Marsh & McLennan Cos., Inc.	7,958	1,496,741
Medibank Pvt Ltd.	69,903	164,500
MetLife, Inc.	10,347	584,916
MS&AD Insurance Group Holdings, Inc.	11,032	393,088
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,608	1,352,950
NN Group NV	6,457	239,592
Phoenix Group Holdings plc	19,198	129,759
Poste Italiane SpA (m)	13,261	143,871
Principal Financial Group, Inc.	3,632	275,451
Progressive Corp. (The)	9,416	1,246,396
Prudential Financial, Inc.	5,871	517,940
Prudential plc	70,895	999,786
QBE Insurance Group Ltd.	38,326	403,365
Sampo OYJ, Class A	11,842	531,100
Sompo Holdings, Inc.	8,076	362,049
Suncorp Group Ltd.	32,085	289,444
Swiss Life Holding AG (Registered)	794	464,558
Swiss Re AG	7,770	782,406
T&D Holdings, Inc.	12,892	190,469
Talanx AG (x)	1,631	93,504
Tokio Marine Holdings, Inc.	46,408	1,071,523
Travelers Cos., Inc. (The)	3,715	645,147
Tryg A/S	9,219	199,541
W R Berkley Corp.	3,230	192,379
Willis Towers Watson plc	1,712	403,176
Zurich Insurance Group AG	3,875	1,841,027

		32,627,847

Total Financials		147,467,653

Health Care (8.2%)
Biotechnology (0.9%)
AbbVie, Inc.	28,379	3,823,503
Amgen, Inc.	8,595	1,908,262
Argenx SE*	1,434	554,871
Biogen, Inc.*	2,328	663,131
CSL Ltd.	12,421	2,298,492
Genmab A/S*	1,700	645,228
Gilead Sciences, Inc.	20,064	1,546,332
Grifols SA*	7,681	98,513
Incyte Corp.*	2,978	185,381
Moderna, Inc.*	5,273	640,669
Regeneron Pharmaceuticals, Inc.*	1,735	1,246,667
Swedish Orphan Biovitrum AB*	4,387	85,559
Vertex Pharmaceuticals, Inc.*	4,143	1,457,963

		15,154,571

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	27,971	3,049,398
Alcon, Inc.	12,868	1,069,146
Align Technology, Inc.*	1,145	404,918
Asahi Intecc Co. Ltd.	5,494	108,024
Baxter International, Inc.	8,137	370,722
Becton Dickinson & Co.	4,568	1,205,998
BioMerieux	1,109	116,388
Boston Scientific Corp.*	23,125	1,250,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Carl Zeiss Meditec AG	1,062	$114,834
Cochlear Ltd.	1,703	260,589
Coloplast A/S, Class B	3,059	382,459
Cooper Cos., Inc. (The)	796	305,210
Demant A/S*	2,370	100,289
Dentsply Sirona, Inc.	3,418	136,788
Dexcom, Inc.*	6,235	801,260
DiaSorin SpA	653	67,960
Edwards Lifesciences Corp.*	9,751	919,812
EssilorLuxottica SA	7,493	1,418,034
Fisher & Paykel Healthcare Corp. Ltd.	14,847	223,136
GE HealthCare Technologies, Inc.	5,851	475,335
Getinge AB, Class B	5,833	102,245
Hologic, Inc.*	3,959	320,560
Hoya Corp.	9,192	1,096,508
IDEXX Laboratories, Inc.*	1,335	670,477
Insulet Corp.*	1,121	323,229
Intuitive Surgical, Inc.*	5,636	1,927,174
Koninklijke Philips NV*	23,970	518,719
Medtronic plc	21,400	1,885,340
Olympus Corp.	30,974	490,284
ResMed, Inc.	2,363	516,315
Siemens Healthineers AG (m)	7,325	414,575
Smith & Nephew plc	22,489	362,879
Sonova Holding AG (Registered)	1,356	361,233
STERIS plc	1,597	359,293
Straumann Holding AG (Registered)	2,872	466,385
Stryker Corp.	5,434	1,657,859
Sysmex Corp.	4,315	294,960
Teleflex, Inc.	756	182,975
Terumo Corp.	17,328	551,102
Zimmer Biomet Holdings, Inc.	3,355	488,488

		25,771,731

Health Care Providers & Services (1.2%)
AmerisourceBergen Corp.	2,605	501,280
Amplifon SpA	3,230	118,547
Cardinal Health, Inc.	4,095	387,264
Centene Corp.*	8,827	595,381
Cigna Group (The)	4,759	1,335,376
CVS Health Corp.	20,621	1,425,530
DaVita, Inc.*	890	89,418
EBOS Group Ltd.	3,918	88,649
Elevance Health, Inc.	3,813	1,694,078
Fresenius Medical Care AG & Co. KGaA	5,358	255,891
Fresenius SE & Co. KGaA	10,907	301,906
HCA Healthcare, Inc.	3,319	1,007,250
Henry Schein, Inc.*	2,107	170,878
Humana, Inc.	2,010	898,731
Laboratory Corp. of America Holdings	1,425	343,895
McKesson Corp.	2,181	931,963
Molina Healthcare, Inc.*	938	282,563
NMC Health plc (r)*	3,800	—
Quest Diagnostics, Inc.	1,802	253,289
Ramsay Health Care Ltd.	4,803	180,672
Sonic Healthcare Ltd.	11,488	273,249
UnitedHealth Group, Inc.	14,976	7,198,065
Universal Health Services, Inc., Class B	1,012	159,663

		18,493,538

Health Care Technology (0.0%)†
M3, Inc.	11,292	244,124

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	4,756	571,909
Bachem Holding AG	881	76,933
Bio-Rad Laboratories, Inc., Class A*	343	130,038
Bio-Techne Corp.	2,532	206,687
Charles River Laboratories International, Inc.*	823	173,036
Danaher Corp.	10,682	2,563,680
Eurofins Scientific SE	3,478	220,918
Illumina, Inc.*	2,543	476,787
IQVIA Holdings, Inc.*	2,985	670,939
Lonza Group AG (Registered)	1,918	1,145,411
Mettler-Toledo International, Inc.*	354	464,321
QIAGEN NV*	5,844	262,146
Revvity, Inc.	2,018	239,718
Sartorius AG (Preference) (q)	675	231,474
Sartorius Stedim Biotech	724	180,925
Thermo Fisher Scientific, Inc.	6,204	3,236,937
Waters Corp.*	950	253,213
West Pharmaceutical Services, Inc.	1,194	456,669

		11,561,741

Pharmaceuticals (3.8%)
Astellas Pharma, Inc.	46,599	694,394
AstraZeneca plc	39,909	5,716,497
Bayer AG (Registered)	25,298	1,398,624
Bristol-Myers Squibb Co.	33,792	2,160,998
Catalent, Inc.*	2,897	125,614
Chugai Pharmaceutical Co. Ltd. (x)	17,373	494,089
Daiichi Sankyo Co. Ltd.	47,630	1,510,415
Eisai Co. Ltd.	6,517	439,190
Eli Lilly and Co.	12,673	5,943,384
GSK plc	105,445	1,862,654
Hikma Pharmaceuticals plc	4,231	101,648
Ipsen SA	968	116,492
Johnson & Johnson	41,801	6,918,902
Kyowa Kirin Co. Ltd.	6,991	129,229
Merck & Co., Inc.	40,815	4,709,643
Merck KGaA	3,343	552,706
Nippon Shinyaku Co. Ltd.	1,357	55,353
Novartis AG (Registered)	52,781	5,327,049
Novo Nordisk A/S, Class B	42,628	6,885,008
Ono Pharmaceutical Co. Ltd.	9,993	181,191
Organon & Co.	4,103	85,383
Orion OYJ, Class B	2,827	117,313
Otsuka Holdings Co. Ltd. (x)	10,103	370,281
Pfizer, Inc.	90,805	3,330,727
Recordati Industria Chimica e Farmaceutica SpA	2,770	132,394
Roche Holding AG	18,091	5,528,528
Roche Holding AG CHF 1	825	270,753
Sanofi	29,242	3,134,830
Shionogi & Co. Ltd.	6,728	284,259
Takeda Pharmaceutical Co. Ltd.	40,744	1,280,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)*	28,191	$212,278
UCB SA	3,265	289,368
Viatris, Inc.	19,286	192,474
Zoetis, Inc., Class A	7,433	1,280,037

		61,832,332

Total Health Care		133,058,037

Industrials (7.2%)
Aerospace & Defense (1.0%)
Airbus SE	15,265	2,206,637
Axon Enterprise, Inc.*	1,129	220,290
BAE Systems plc	78,627	927,714
Boeing Co. (The)*	9,096	1,920,711
Dassault Aviation SA	669	133,860
Elbit Systems Ltd.	702	146,317
General Dynamics Corp.	3,618	778,413
Howmet Aerospace, Inc.	5,917	293,247
Huntington Ingalls Industries, Inc.	642	146,119
Kongsberg Gruppen ASA	2,326	105,806
L3Harris Technologies, Inc.	3,047	596,511
Lockheed Martin Corp.	3,625	1,668,877
MTU Aero Engines AG	1,379	357,305
Northrop Grumman Corp.	2,296	1,046,517
Raytheon Technologies Corp.	23,503	2,302,354
Rheinmetall AG	1,126	309,166
Rolls-Royce Holdings plc*	214,143	411,286
Saab AB, Class B	2,062	111,469
Safran SA	8,802	1,382,897
Singapore Technologies Engineering Ltd.	39,348	107,348
Textron, Inc.	3,244	219,392
Thales SA	2,707	405,205
TransDigm Group, Inc.	839	750,209

		16,547,650

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,873	176,718
Deutsche Post AG (Registered)	25,916	1,265,541
DSV A/S	4,818	1,013,958
Expeditors International of Washington, Inc.	2,458	297,737
FedEx Corp.	3,720	922,188
Nippon Express Holdings, Inc. (x)	1,867	105,295
SG Holdings Co. Ltd.	8,245	117,637
United Parcel Service, Inc., Class B	11,658	2,089,696
Yamato Holdings Co. Ltd.	7,366	133,215

		6,121,985

Building Products (0.4%)
A O Smith Corp.	2,003	145,778
AGC, Inc. (x)	5,271	189,706
Allegion plc	1,415	169,828
Assa Abloy AB, Class B	25,901	621,735
Carrier Global Corp.	13,428	667,506
Cie de Saint-Gobain	12,632	769,509
Daikin Industries Ltd.	6,793	1,386,619
Geberit AG (Registered)	878	459,679
Johnson Controls International plc	11,036	751,993
Kingspan Group plc	3,982	265,116
Lixil Corp.	7,335	93,156
Masco Corp.	3,621	207,773
Nibe Industrier AB, Class B	38,784	368,633
ROCKWOOL A/S, Class B	244	63,097
TOTO Ltd.	3,414	102,971
Trane Technologies plc	3,668	701,542
Xinyi Glass Holdings Ltd.	42,397	66,284

		7,030,925

Commercial Services & Supplies (0.3%)
Brambles Ltd.	35,538	342,045
Cintas Corp.	1,390	690,941
Copart, Inc.*	6,899	629,258
Dai Nippon Printing Co. Ltd.	5,733	162,546
Rentokil Initial plc	64,492	503,730
Republic Services, Inc., Class A	3,307	506,533
Rollins, Inc.	3,725	159,542
Secom Co. Ltd.	5,422	367,137
Securitas AB, Class B	12,592	103,418
Toppan, Inc.	6,303	136,182
Waste Management, Inc.	5,955	1,032,716

		4,634,048

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	5,372	188,878
Bouygues SA	5,304	178,139
Eiffage SA	1,893	197,676
Ferrovial SE	13,112	415,149
Kajima Corp.	10,823	163,705
Obayashi Corp.	16,482	142,822
Quanta Services, Inc.	2,335	458,711
Shimizu Corp.	13,426	84,791
Skanska AB, Class B	8,598	120,631
Taisei Corp.	4,375	153,022
Vinci SA	13,686	1,590,687

		3,694,211

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	40,474	1,592,583
AMETEK, Inc.	3,707	600,089
Eaton Corp. plc	6,411	1,289,252
Emerson Electric Co.	9,193	830,955
Fuji Electric Co. Ltd.	3,267	143,965
Generac Holdings, Inc.*	1,000	149,130
Legrand SA	6,893	683,797
Mitsubishi Electric Corp.	49,839	700,374
Nidec Corp.	10,748	590,774
Prysmian SpA	6,641	278,152
Rockwell Automation, Inc.	1,848	608,824
Schneider Electric SE	13,971	2,546,454
Siemens Energy AG*	13,490	238,125
Vestas Wind Systems A/S*	26,019	691,300

		10,943,774

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	47,107	123,373
Central Japan Railway Co.	3,732	468,016
CSX Corp.	32,702	1,115,138
East Japan Railway Co.	7,840	434,772
Grab Holdings Ltd., Class A*	48,070	164,880
Hankyu Hanshin Holdings, Inc.	5,897	195,323
JB Hunt Transport Services, Inc.	1,334	241,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Keio Corp.	2,611	$82,101
Keisei Electric Railway Co. Ltd.	3,343	138,557
Kintetsu Group Holdings Co. Ltd.	4,664	161,603
MTR Corp. Ltd.	39,356	181,152
Norfolk Southern Corp.	3,662	830,395
Odakyu Electric Railway Co. Ltd.	7,544	101,104
Old Dominion Freight Line, Inc.	1,446	534,659
Tobu Railway Co. Ltd.	4,940	132,547
Tokyu Corp.	13,593	163,927
Union Pacific Corp.	9,807	2,006,708
West Japan Railway Co.	5,666	235,802

		7,311,551

Industrial Conglomerates (0.7%)
3M Co.	8,874	888,199
CK Hutchison Holdings Ltd.	68,648	420,189
DCC plc	2,565	143,371
General Electric Co.	17,516	1,924,133
Hikari Tsushin, Inc.	545	78,325
Hitachi Ltd.	24,156	1,495,054
Honeywell International, Inc.	10,704	2,221,080
Investment AB Latour, Class B	3,845	76,302
Jardine Cycle & Carriage Ltd.	2,490	64,268
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	137,543
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,334	67,662
Keppel Corp. Ltd.	37,225	185,286
Lifco AB, Class B	5,933	129,113
Siemens AG (Registered)	19,578	3,258,729
Smiths Group plc	9,092	190,237
Toshiba Corp.	10,596	332,122

		11,611,613

Machinery (1.4%)
Alfa Laval AB	7,537	274,861
Alstom SA (x)	8,327	248,558
Atlas Copco AB, Class A	69,166	997,531
Atlas Copco AB, Class B	40,192	500,775
Caterpillar, Inc.	8,290	2,039,755
CNH Industrial NV	26,188	378,512
Cummins, Inc.	2,277	558,229
Daifuku Co. Ltd.	7,773	159,160
Daimler Truck Holding AG	12,715	457,798
Deere & Co.	4,337	1,757,309
Dover Corp.	2,250	332,213
Epiroc AB, Class A	16,865	319,452
Epiroc AB, Class B	10,153	164,213
FANUC Corp.	24,696	868,321
Fortive Corp.	5,687	425,217
GEA Group AG	3,985	166,541
Hitachi Construction Machinery Co. Ltd.	2,769	77,997
Hoshizaki Corp.	2,895	104,107
Husqvarna AB, Class B	10,201	92,530
IDEX Corp.	1,216	261,756
Illinois Tool Works, Inc.	4,448	1,112,712
Indutrade AB	6,974	157,364
Ingersoll Rand, Inc.	6,507	425,298
Knorr-Bremse AG	1,913	146,057
Komatsu Ltd.	23,916	647,127
Kone OYJ, Class B	8,796	459,469
Kubota Corp.	26,068	379,742
Kurita Water Industries Ltd.	2,688	103,312
Makita Corp.	5,753	161,486
Metso OYJ	16,833	202,784
Minebea Mitsumi, Inc.	9,350	177,057
MISUMI Group, Inc.	7,312	146,346
Mitsubishi Heavy Industries Ltd.	8,294	388,027
NGK Insulators Ltd.	5,752	68,808
Nordson Corp.	866	214,924
Otis Worldwide Corp.	6,648	591,738
PACCAR, Inc.	8,406	703,162
Parker-Hannifin Corp.	2,064	805,043
Pentair plc	2,653	171,384
Rational AG	134	96,951
Sandvik AB	27,455	536,103
Schindler Holding AG	1,068	250,546
Schindler Holding AG (Registered)	610	137,077
Seatrium Ltd.*	1,054,229	97,627
SKF AB, Class B	8,774	152,801
SMC Corp.	1,476	820,361
Snap-on, Inc.	851	245,250
Spirax-Sarco Engineering plc	1,910	251,585
Stanley Black & Decker, Inc.	2,463	230,808
Techtronic Industries Co. Ltd.	34,926	382,165
Toyota Industries Corp.	3,797	272,396
VAT Group AG (m)	696	288,266
Volvo AB, Class A	5,141	109,636
Volvo AB, Class B	38,885	806,551
Wartsila OYJ Abp	12,114	136,487
Westinghouse Air Brake Technologies Corp.	2,893	317,275
Xylem, Inc.	3,849	433,474
Yaskawa Electric Corp.	6,237	287,125

		23,099,159

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	80	139,608
AP Moller - Maersk A/S, Class B	132	232,228
Kawasaki Kisen Kaisha Ltd.	3,551	86,150
Kuehne + Nagel International AG (Registered)	1,405	415,343
Mitsui OSK Lines Ltd. (x)	8,894	212,835
Nippon Yusen KK (x)	12,588	279,737
SITC International Holdings Co. Ltd.	32,000	58,731

		1,424,632

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	2,057	109,391
American Airlines Group, Inc.*	10,501	188,388
ANA Holdings, Inc.*	4,090	97,583
Delta Air Lines, Inc.*	10,338	491,469
Deutsche Lufthansa AG (Registered)*	15,172	155,292
Japan Airlines Co. Ltd.	3,715	80,703
Qantas Airways Ltd.*	22,523	93,395
Singapore Airlines Ltd.	33,408	176,807
Southwest Airlines Co.	9,572	346,602
United Airlines Holdings, Inc.*	5,275	289,439

		2,029,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.7%)
Adecco Group AG (Registered)	4,181	$136,470
Automatic Data Processing, Inc.	6,645	1,460,504
BayCurrent Consulting, Inc.	3,491	131,155
Broadridge Financial Solutions, Inc.	1,898	314,366
Bureau Veritas SA	7,521	206,299
Ceridian HCM Holding, Inc.*	2,504	167,693
Computershare Ltd.	14,769	231,232
CoStar Group, Inc.*	6,571	584,819
Equifax, Inc.	1,973	464,247
Experian plc	23,720	911,455
Intertek Group plc	4,219	229,008
Jacobs Solutions, Inc.	2,040	242,536
Leidos Holdings, Inc.	2,206	195,187
Paychex, Inc.	5,161	577,361
Paycom Software, Inc.	782	251,210
Persol Holdings Co. Ltd.	4,539	82,141
Randstad NV	2,842	149,778
Recruit Holdings Co. Ltd.	37,121	1,184,662
RELX plc (London Stock Exchange)	11,711	390,426
RELX plc	37,306	1,243,917
Robert Half International, Inc.	1,733	130,356
SGS SA (Registered)	3,860	364,573
Teleperformance	1,538	258,193
Verisk Analytics, Inc., Class A	2,329	526,424
Wolters Kluwer NV	6,635	842,478

		11,276,490

Trading Companies & Distributors (0.6%)
AerCap Holdings NV*	4,336	275,423
Ashtead Group plc	11,328	786,616
Beijer Ref AB	8,672	110,821
Brenntag SE	3,973	309,534
Bunzl plc	8,782	334,359
Fastenal Co.	9,185	541,823
IMCD NV	1,491	214,465
ITOCHU Corp. (x)	30,608	1,217,228
Marubeni Corp.	39,242	670,402
Mitsubishi Corp.	31,919	1,547,244
Mitsui & Co. Ltd.	33,809	1,272,111
MonotaRO Co. Ltd.	6,336	80,739
Reece Ltd.	5,577	69,512
Sumitomo Corp.	29,082	617,891
Toyota Tsusho Corp.	5,503	274,705
United Rentals, Inc.	1,106	492,579
WW Grainger, Inc.	718	566,208

		9,381,660

Transportation Infrastructure (0.1%)
Aena SME SA (m)	1,934	312,621
Aeroports de Paris	790	113,510
Auckland International Airport Ltd.*	31,548	165,316
Getlink SE	9,206	156,635
Transurban Group	79,324	755,577

		1,503,659

Total Industrials		116,610,426

Information Technology (12.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,017	650,995
Cisco Systems, Inc.	65,882	3,408,735
F5, Inc.*	973	142,311
Juniper Networks, Inc.	5,173	162,070
Motorola Solutions, Inc.	2,698	791,269
Nokia OYJ	137,263	576,027
Telefonaktiebolaget LM Ericsson, Class B	75,158	409,917

		6,141,324

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	9,576	813,481
Azbil Corp.	2,983	94,393
CDW Corp.	2,168	397,828
Corning, Inc.	12,307	431,237
Halma plc	9,782	283,155
Hamamatsu Photonics KK	3,681	180,700
Hexagon AB, Class B	53,461	658,272
Hirose Electric Co. Ltd.	796	105,947
Ibiden Co. Ltd.	2,905	164,732
Keyence Corp.	5,011	2,369,793
Keysight Technologies, Inc.*	2,865	479,744
Kyocera Corp.	8,304	451,374
Murata Manufacturing Co. Ltd.	14,792	848,763
Omron Corp.	4,515	276,584
Shimadzu Corp.	6,178	191,265
TDK Corp.	10,014	387,755
TE Connectivity Ltd.	5,069	710,471
Teledyne Technologies, Inc.*	757	311,210
Trimble, Inc.*	3,985	210,966
Venture Corp. Ltd.	6,833	74,632
Yokogawa Electric Corp.	5,810	106,624
Zebra Technologies Corp., Class A*	827	244,651

		9,793,577

IT Services (0.6%)
Accenture plc, Class A	10,158	3,134,556
Akamai Technologies, Inc.*	2,448	220,002
Bechtle AG	2,129	84,357
Capgemini SE	4,247	804,557
Cognizant Technology Solutions Corp., Class A	8,163	532,881
DXC Technology Co.*	3,662	97,849
EPAM Systems, Inc.*	931	209,242
Fujitsu Ltd.	4,531	584,168
Gartner, Inc.*	1,271	445,244
International Business Machines Corp.	14,606	1,954,429
Itochu Techno-Solutions Corp.	2,491	63,033
NEC Corp.	6,317	307,140
Nomura Research Institute Ltd.	9,883	272,563
NTT Data Group Corp.	16,021	224,320
Obic Co. Ltd.	1,823	292,268
Otsuka Corp.	3,022	117,600
SCSK Corp.	4,114	64,754
TIS, Inc.	5,750	144,069
VeriSign, Inc.*	1,457	329,238
Wix.com Ltd.*	1,390	108,753

		9,991,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	25,903	$2,950,611
Advantest Corp.	4,933	660,848
Analog Devices, Inc.	8,137	1,585,169
Applied Materials, Inc.	13,594	1,964,877
ASM International NV	1,212	515,438
ASML Holding NV	10,381	7,514,502
Broadcom, Inc.	6,706	5,816,986
Disco Corp.	2,371	375,103
Enphase Energy, Inc.*	2,204	369,126
First Solar, Inc.*	1,598	303,764
Infineon Technologies AG	33,628	1,386,836
Intel Corp.	67,091	2,243,523
KLA Corp.	2,207	1,070,439
Lam Research Corp.	2,161	1,389,220
Lasertec Corp.	1,963	296,685
Microchip Technology, Inc.	8,811	789,378
Micron Technology, Inc.	17,603	1,110,925
Monolithic Power Systems, Inc.	725	391,667
NVIDIA Corp.	39,781	16,828,159
NXP Semiconductors NV	4,178	855,153
ON Semiconductor Corp.*	6,947	657,047
Qorvo, Inc.*	1,607	163,962
QUALCOMM, Inc.	17,919	2,133,078
Renesas Electronics Corp.*	32,779	620,336
Rohm Co. Ltd.	2,292	216,635
Skyworks Solutions, Inc.	2,560	283,366
SolarEdge Technologies, Inc.*	906	243,759
STMicroelectronics NV	17,608	875,971
SUMCO Corp. (x)	8,989	127,228
Teradyne, Inc.	2,494	277,657
Texas Instruments, Inc.	14,600	2,628,292
Tokyo Electron Ltd.	11,538	1,652,283
Tower Semiconductor Ltd.*	2,802	103,528

		58,401,551

Software (4.2%)
Adobe, Inc.*	7,378	3,607,768
ANSYS, Inc.*	1,394	460,396
Autodesk, Inc.*	3,445	704,881
Cadence Design Systems, Inc.*	4,386	1,028,605
Check Point Software Technologies Ltd.*	2,488	312,543
CyberArk Software Ltd.*	1,076	168,211
Dassault Systemes SE	17,192	762,398
Fair Isaac Corp.*	402	325,302
Fortinet, Inc.*	10,483	792,410
Gen Digital, Inc.	9,150	169,733
Intuit, Inc.	4,513	2,067,812
Microsoft Corp.	119,601	40,728,925
Monday.com Ltd.*	492	84,240
Nemetschek SE	1,544	115,626
Nice Ltd.*	1,643	339,052
Oracle Corp.	1,031	76,614
Oracle Corp. (Moscow Stock Exchange)	24,753	2,947,835
Palo Alto Networks, Inc.*	4,867	1,243,567
PTC, Inc.*	1,713	243,760
Roper Technologies, Inc.	1,715	824,572
Sage Group plc (The)	26,174	307,470
Salesforce, Inc.*	15,748	3,326,923
SAP SE	26,889	3,671,529
ServiceNow, Inc.*	3,277	1,841,576
Synopsys, Inc.*	2,450	1,066,755
Temenos AG (Registered)	1,691	134,641
Trend Micro, Inc.	3,491	169,061
Tyler Technologies, Inc.*	674	280,701
WiseTech Global Ltd.	4,273	228,917
Xero Ltd.*	3,696	295,387

		68,327,210

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	237,819	46,129,752
Brother Industries Ltd.	5,980	87,693
Canon, Inc. (x)	25,852	682,183
FUJIFILM Holdings Corp.	9,609	570,687
Hewlett Packard Enterprise Co.	20,844	350,179
HP, Inc.	13,944	428,220
Logitech International SA (Registered)	4,235	251,800
NetApp, Inc.	3,441	262,892
Ricoh Co. Ltd.	14,125	120,604
Seagate Technology Holdings plc	3,098	191,673
Seiko Epson Corp.	7,485	116,223
Western Digital Corp.*	5,146	195,188

		49,387,094

Total Information Technology		202,041,779

Materials (2.8%)
Chemicals (1.4%)
Air Liquide SA	13,483	2,417,259
Air Products and Chemicals, Inc.	3,573	1,070,221
Akzo Nobel NV	4,389	358,627
Albemarle Corp.	1,887	420,971
Arkema SA	1,450	136,778
Asahi Kasei Corp.	32,106	217,937
BASF SE	23,017	1,117,534
Celanese Corp., Class A	1,610	186,438
CF Industries Holdings, Inc.	3,135	217,632
Chr Hansen Holding A/S	2,719	189,117
Clariant AG (Registered)	5,576	80,602
Corteva, Inc.	11,434	655,168
Covestro AG (m)*	4,950	257,031
Croda International plc	3,652	261,004
Dow, Inc.	11,377	605,939
DSM-Firmenich AG*	4,530	487,497
DuPont de Nemours, Inc.	7,383	527,442
Eastman Chemical Co.	1,917	160,491
Ecolab, Inc.	3,984	743,773
EMS-Chemie Holding AG (Registered)	185	140,115
Evonik Industries AG	5,077	96,504
FMC Corp.	2,011	209,828
Givaudan SA (Registered)	239	792,868
ICL Group Ltd.	19,919	109,064
International Flavors & Fragrances, Inc.	4,103	326,558
Johnson Matthey plc	4,687	104,261
JSR Corp.	4,669	134,227
Linde plc	7,875	3,001,005
LyondellBasell Industries NV, Class A	4,081	374,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Chemical Group Corp.	32,268	$194,557
Mitsui Chemicals, Inc.	4,394	129,856
Mosaic Co. (The)	5,342	186,970
Nippon Paint Holdings Co. Ltd.	24,416	201,845
Nippon Sanso Holdings Corp.	4,515	98,141
Nissan Chemical Corp.	3,278	141,261
Nitto Denko Corp.	3,857	285,900
Novozymes A/S, Class B	5,273	245,586
OCI NV	2,719	65,274
Orica Ltd.	11,206	111,140
PPG Industries, Inc.	3,787	561,612
Sherwin-Williams Co. (The)	3,775	1,002,338
Shin-Etsu Chemical Co. Ltd.	46,909	1,559,104
Sika AG (Registered)	3,761	1,075,731
Solvay SA	1,908	213,691
Sumitomo Chemical Co. Ltd.	36,176	110,119
Symrise AG, Class A	3,418	358,071
Toray Industries, Inc.	34,950	195,258
Tosoh Corp.	6,749	80,015
Umicore SA	5,503	153,832
Wacker Chemie AG	470	64,499
Yara International ASA	4,240	149,711

		22,585,160

Construction Materials (0.2%)
CRH plc	19,119	1,055,989
Heidelberg Materials AG	3,787	310,969
Holcim AG	14,274	959,677
James Hardie Industries plc (CHDI)*	11,500	306,548
Martin Marietta Materials, Inc.	997	460,305
Vulcan Materials Co.	2,140	482,442

		3,575,930

Containers & Packaging (0.1%)
Amcor plc	23,668	236,207
Avery Dennison Corp.	1,299	223,168
Ball Corp.	5,060	294,543
International Paper Co.	5,582	177,563
Packaging Corp. of America	1,447	191,236
Sealed Air Corp.	2,322	92,880
SIG Group AG	7,925	219,023
Smurfit Kappa Group plc	6,699	223,607
Westrock Co.	4,120	119,768

		1,777,995

Metals & Mining (1.0%)
Anglo American plc	32,721	927,457
Antofagasta plc	10,230	190,646
ArcelorMittal SA	12,432	338,704
BHP Group Ltd. (ASE Stock Exchange)	79,258	2,364,823
BHP Group Ltd. (London Stock Exchange)	51,187	1,520,323
BlueScope Steel Ltd.	11,585	159,826
Boliden AB	7,096	205,397
Endeavour Mining plc	4,780	114,942
Fortescue Metals Group Ltd.	43,371	645,924
Freeport-McMoRan, Inc.	23,054	922,160
Glencore plc	274,844	1,559,064
IGO Ltd.	17,176	175,309
JFE Holdings, Inc.	12,388	177,763
Mineral Resources Ltd.	4,471	214,773
Newcrest Mining Ltd.	22,872	408,654
Newmont Corp.	12,783	545,323
Nippon Steel Corp.	20,722	434,986
Norsk Hydro ASA	33,894	201,459
Northern Star Resources Ltd.	29,062	235,927
Nucor Corp.	4,041	662,643
Pilbara Minerals Ltd.	69,478	229,121
Rio Tinto Ltd.	9,572	736,646
Rio Tinto plc	28,988	1,841,594
South32 Ltd.	115,797	292,041
Steel Dynamics, Inc.	2,583	281,366
Sumitomo Metal Mining Co. Ltd.	6,450	207,889
voestalpine AG (x)	3,015	108,345

		15,703,105

Paper & Forest Products (0.1%)
Holmen AB, Class B	2,438	87,619
Mondi plc	12,390	189,172
Oji Holdings Corp.	22,202	83,163
Stora Enso OYJ, Class R	14,980	173,612
Svenska Cellulosa AB SCA, Class B	15,406	196,526
UPM-Kymmene OYJ	13,755	409,931

		1,140,023

Total Materials		44,782,213

Real Estate (1.4%)
Diversified REITs (0.0%)†
British Land Co. plc (The) (REIT)	22,538	86,918
Daiwa House REIT Investment Corp. (REIT)	58	111,319
GPT Group (The) (REIT)	48,622	134,375
Land Securities Group plc (REIT)	17,881	130,760
Mirvac Group (REIT)	100,156	151,427
Nomura Real Estate Master Fund, Inc. (REIT)	110	126,857
Stockland (REIT)	60,163	162,254

		903,910

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	8,798	176,840
Ventas, Inc. (REIT)	6,435	304,182
Welltower, Inc. (REIT)	7,995	646,716

		1,127,738

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	11,440	192,535

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	86,534	174,548
GLP J-REIT (REIT)	116	114,382
Goodman Group (REIT)	43,312	580,190
Mapletree Logistics Trust (REIT)	85,454	102,596
Nippon Prologis REIT, Inc. (REIT)	59	118,362
Prologis, Inc. (REIT)	14,854	1,821,546
Segro plc (REIT)	30,696	279,857
Warehouses De Pauw CVA (REIT)	4,238	116,252

		3,307,733

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,532	287,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Properties, Inc. (REIT)	2,296	$132,227
Covivio SA (REIT)	1,252	59,230
Dexus (REIT)	27,300	142,082
Gecina SA (REIT)	1,211	129,008
Japan Real Estate Investment Corp. (REIT)	33	125,558
Nippon Building Fund, Inc. (REIT) (x)	40	157,339

		1,032,801

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	1,101	62,226
CapitaLand Investment Ltd.	66,035	162,304
CBRE Group, Inc., Class A*	5,000	403,550
City Developments Ltd.	12,812	63,873
CK Asset Holdings Ltd.	50,720	281,483
Daito Trust Construction Co. Ltd.	1,618	164,172
Daiwa House Industry Co. Ltd.	15,435	407,939
ESR Group Ltd. (m)	49,958	86,007
Fastighets AB Balder, Class B*	15,372	56,173
Hang Lung Properties Ltd.	46,286	71,439
Henderson Land Development Co. Ltd.	36,605	109,147
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,219	93,485
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	4,194	16,385
Hulic Co. Ltd. (x)	9,886	84,843
LEG Immobilien SE*	1,902	109,234
Lendlease Corp. Ltd.	16,787	86,864
Mitsubishi Estate Co. Ltd.	29,006	345,984
Mitsui Fudosan Co. Ltd.	23,190	462,688
New World Development Co. Ltd.	37,648	92,989
Nomura Real Estate Holdings, Inc.	2,826	67,224
Sagax AB, Class B	4,905	96,946
Sino Land Co. Ltd.	94,597	116,326
Sumitomo Realty & Development Co. Ltd.	7,356	182,318
Sun Hung Kai Properties Ltd.	37,276	470,157
Swire Pacific Ltd., Class A	10,872	83,645
Swire Properties Ltd.	28,335	69,842
Swiss Prime Site AG (Registered)	2,020	175,308
UOL Group Ltd.	11,792	56,160
Vonovia SE	18,529	361,770
Wharf Real Estate Investment Co. Ltd.	42,736	213,896

		5,054,377

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,284	432,293
Camden Property Trust (REIT)	1,717	186,930
Equity Residential (REIT)	5,485	361,845
Essex Property Trust, Inc. (REIT)	1,032	241,798
Invitation Homes, Inc. (REIT)	9,351	321,674
Mid-America Apartment Communities, Inc. (REIT)	1,876	284,889
UDR, Inc. (REIT)	4,977	213,812

		2,043,241

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	134,733	190,564
Federal Realty Investment Trust (REIT)	1,180	114,189
Japan Metropolitan Fund Invest (REIT)	180	120,220
Kimco Realty Corp. (REIT)	9,971	196,628
Klepierre SA (REIT)	5,524	137,048
Link REIT (REIT)	65,092	362,389
Mapletree Pan Asia Commercial Trust (REIT)	57,386	68,856
Realty Income Corp. (REIT)	10,829	647,466
Regency Centers Corp. (REIT)	2,475	152,881
Scentre Group (REIT)	132,832	234,611
Simon Property Group, Inc. (REIT)	5,260	607,425
Unibail-Rodamco-Westfield (REIT)*	3,114	164,585
Vicinity Ltd. (REIT)	98,216	120,736

		3,117,598

Specialized REITs (0.4%)
American Tower Corp. (REIT)	7,496	1,453,774
Crown Castle, Inc. (REIT)	6,976	794,845
Digital Realty Trust, Inc. (REIT) (x)	4,686	533,595
Equinix, Inc. (REIT)	1,504	1,179,046
Extra Space Storage, Inc. (REIT)	2,172	323,302
Iron Mountain, Inc. (REIT)	4,691	266,543
Public Storage (REIT)	2,545	742,834
SBA Communications Corp. (REIT), Class A	1,743	403,958
VICI Properties, Inc. (REIT), Class A	16,153	507,689
Weyerhaeuser Co. (REIT)	11,779	394,714

		6,600,300

Total Real Estate		23,380,233

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA (x)	635	107,844
Alliant Energy Corp.	4,044	212,229
American Electric Power Co., Inc.	8,280	697,176
BKW AG	567	100,158
Chubu Electric Power Co., Inc.	16,238	198,301
CK Infrastructure Holdings Ltd.	16,061	85,017
CLP Holdings Ltd.	41,683	324,441
Constellation Energy Corp.	5,218	477,708
Duke Energy Corp.	12,396	1,112,417
Edison International	6,160	427,812
EDP - Energias de Portugal SA	74,954	366,888
Elia Group SA/NV	758	96,293
Endesa SA (x)	8,271	177,683
Enel SpA	209,433	1,410,801
Entergy Corp.	3,401	331,155
Evergy, Inc.	3,694	215,803
Eversource Energy	5,611	397,932
Exelon Corp.	15,998	651,759
FirstEnergy Corp.	8,753	340,317
Fortum OYJ	11,528	154,377
Iberdrola SA	149,899	1,957,962
Kansai Electric Power Co., Inc. (The)	17,744	222,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mercury NZ Ltd.	16,603	$66,254
NextEra Energy, Inc.	32,547	2,414,987
NRG Energy, Inc.	3,703	138,455
Origin Energy Ltd.	44,088	246,454
Orsted A/S (m)	4,894	462,372
PG&E Corp.*	26,003	449,332
Pinnacle West Capital Corp.	1,822	148,420
Power Assets Holdings Ltd.	35,160	184,422
PPL Corp.	11,856	313,710
Redeia Corp. SA (x)	10,290	172,802
Southern Co. (The)	17,539	1,232,115
SSE plc	28,076	657,742
Terna - Rete Elettrica Nazionale	36,007	306,708
Tokyo Electric Power Co. Holdings, Inc.*	38,750	142,122
Verbund AG	1,770	142,153
Xcel Energy, Inc.	8,852	550,329

		17,695,383

Gas Utilities (0.1%)
APA Group	29,736	192,374
Atmos Energy Corp.	2,324	270,374
Enagas SA (x)	6,340	124,572
Hong Kong & China Gas Co. Ltd.	286,452	247,740
Naturgy Energy Group SA	3,246	96,688
Osaka Gas Co. Ltd.	9,627	147,679
Snam SpA	51,606	269,694
Tokyo Gas Co. Ltd.	10,023	218,979

		1,568,100

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	10,766	223,179
Corp. ACCIONA Energias Renovables SA	1,660	55,542
EDP Renovaveis SA (x)	7,354	147,297
Meridian Energy Ltd.	33,028	113,806
RWE AG	16,281	708,666

		1,248,490

Multi-Utilities (0.5%)
Ameren Corp.	4,224	344,974
CenterPoint Energy, Inc.	10,150	295,873
Centrica plc	146,419	230,586
CMS Energy Corp.	4,691	275,596
Consolidated Edison, Inc.	5,574	503,890
Dominion Energy, Inc.	13,446	696,368
DTE Energy Co.	3,315	364,716
E.ON SE	57,874	737,682
Engie SA	47,079	783,071
National Grid plc	91,424	1,208,088
NiSource, Inc.	6,644	181,713
Public Service Enterprise Group, Inc.	8,026	502,508
Sempra Energy	5,061	736,831
Veolia Environnement SA	17,480	552,656
WEC Energy Group, Inc.	5,074	447,730

		7,862,282

Water Utilities (0.0%)†
American Water Works Co., Inc.	3,131	446,950
Severn Trent plc	6,407	208,722
United Utilities Group plc	17,451	213,117

		868,789

Total Utilities		29,243,044

Total Common Stocks (61.3%) (Cost $555,850,183)		999,391,332

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.9%)
FHLB
2.500%, 2/13/24	$2,250,000	2,210,436
3.250%, 11/16/28	5,940,000	5,684,882
FNMA
2.875%, 9/12/23	15,892,000	15,810,131
1.875%, 9/24/26	8,398,000	7,746,237

Total U.S. Government Agency Securities		31,451,686

U.S. Treasury Obligations (35.2%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	9,002,446
6.125%, 11/15/27	18,708,100	20,101,094
5.250%, 11/15/28	15,054,100	15,822,770
U.S. Treasury Notes
2.750%, 2/15/24	7,697,200	7,571,733
2.000%, 2/15/25	7,633,400	7,265,620
0.500%, 3/31/25	6,451,700	5,966,718
2.125%, 5/15/25	11,422,700	10,845,962
0.250%, 6/30/25	26,854,400	24,519,077
2.000%, 8/15/25#	28,925,400	27,290,007
0.250%, 8/31/25	16,111,000	14,619,891
0.250%, 9/30/25	8,586,100	7,775,125
2.250%, 11/15/25	3,495,500	3,302,164
0.375%, 12/31/25	9,925,800	8,943,309
0.375%, 1/31/26	14,152,800	12,704,404
1.625%, 2/15/26	12,939,100	11,986,914
0.500%, 2/28/26	6,797,400	6,104,124
0.750%, 4/30/26	3,326,000	2,994,427
0.750%, 5/31/26	24,585,400	22,074,882
1.500%, 8/15/26	22,287,200	20,364,902
0.750%, 8/31/26	6,812,400	6,073,823
0.875%, 9/30/26	6,837,700	6,116,779
2.000%, 11/15/26	45,228,500	41,822,975
1.250%, 12/31/26	8,201,200	7,379,104
1.500%, 1/31/27	6,580,200	5,958,998
2.250%, 2/15/27	12,890,700	11,983,062
1.875%, 2/28/27	6,847,700	6,274,870
2.375%, 5/15/27	26,341,100	24,522,553
2.250%, 8/15/27	24,314,100	22,468,385
2.250%, 11/15/27	24,429,600	22,490,527
3.875%, 12/31/27	9,807,700	9,666,862
2.750%, 2/15/28	7,595,100	7,134,743
4.000%, 2/29/28	9,855,300	9,779,897
3.500%, 4/30/28	18,603,400	18,068,035
2.875%, 5/15/28	8,942,200	8,433,093
3.625%, 5/31/28	7,186,600	7,027,040
2.875%, 8/15/28	1,412,600	1,330,072
3.125%, 11/15/28	3,406,400	3,243,366
2.625%, 2/15/29	7,103,500	6,579,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 5/15/29	$7,176,400	$6,539,714
1.625%, 8/15/29	5,349,800	4,664,058
1.500%, 2/15/30	4,863,300	4,163,417
0.625%, 5/15/30	12,203,000	9,770,940
0.625%, 8/15/30	15,094,900	12,018,143
1.625%, 5/15/31	13,136,200	11,158,549
1.250%, 8/15/31	12,066,000	9,897,170
1.375%, 11/15/31	9,648,000	7,950,822
1.875%, 2/15/32	13,963,100	11,951,942
2.875%, 5/15/32	11,419,200	10,580,390
2.750%, 8/15/32	8,043,500	7,369,178
4.125%, 11/15/32	6,754,400	6,898,319
3.500%, 2/15/33	5,397,700	5,254,739

Total U.S. Treasury Obligations		573,826,233

Total Long-Term Debt Securities (37.1%) (Cost $657,930,930)		605,277,919

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $3,085,992, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $3,146,387. (xx)	$3,084,694	3,084,694

Total Short-Term Investments (0.3%) (Cost $5,084,694)		5,084,694

Total Investments in Securities (98.7%) (Cost $1,218,865,807)		1,609,753,945
Other Assets Less Liabilities (1.3%)		20,495,405

Net Assets (100%)		$1,630,249,350

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,194,589.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $6,068,809 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $7,776,721. This was collateralized by $3,109,787 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 7/15/23 - 5/15/53 and by cash of $5,084,694 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.9%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.8
Finland	0.3
France	2.6
Germany	2.1
Hong Kong	0.6
Ireland	0.2
Israel	0.1
Italy	0.5
Japan	5.5
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.4
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.5
United Arab Emirates	0.0	#
United Kingdom	2.8
United States	75.9
Cash and Other	1.3

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	16	9/2023	USD	1,724,400	13,540
Russell 2000 E-Mini Index	711	9/2023	USD	67,676,535	139,896
S&P Midcap 400 E-Mini Index	251	9/2023	USD	66,366,910	1,557,826
U.S. Treasury 2 Year Note	49	9/2023	USD	9,963,844	(110,956)
U.S. Treasury 5 Year Note	14	9/2023	USD	1,499,312	(22,767)
U.S. Treasury 10 Year Note	89	9/2023	USD	9,991,641	(86,556)

					1,490,983

Short Contracts
EURO STOXX 50 Index	(1,264)	9/2023	EUR	(61,060,584)	(1,058,859)
FTSE 100 Index	(99)	9/2023	GBP	(9,481,928)	92,886
S&P 500 E-Mini Index	(83)	9/2023	USD	(18,626,238)	(369,979)
SPI 200 Index	(240)	9/2023	AUD	(28,621,801)	(365,929)
TOPIX Index	(89)	9/2023	JPY	(14,112,201)	(405,422)

					(2,107,303)

					(616,320)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	40,456,993	CHF	36,103,011	Morgan Stanley	7/21/2023	50,705
USD	17,042,808	GBP	13,389,772	Morgan Stanley	7/21/2023	35,795
EUR	29,485,002	USD	32,013,380	Deutsche Bank AG	7/31/2023	205,496
EUR	824,788	USD	888,043	Morgan Stanley	7/31/2023	13,220
USD	5,784,342	EUR	5,244,390	Bank of America	7/31/2023	53,688
USD	29,885,780	EUR	27,154,943	Goldman Sachs Bank USA	7/31/2023	213,008
USD	20,104,715	EUR	18,383,000	JPMorgan Chase Bank	7/31/2023	17,228
USD	23,684,856	AUD	34,817,882	Goldman Sachs Bank USA	8/25/2023	455,587
USD	26,993,853	JPY	3,758,254,260	Bank of America	8/25/2023	734,821

Total unrealized appreciation						1,779,548

GBP	11,062,000	USD	14,121,705	Goldman Sachs Bank USA	7/21/2023	(71,310)
USD	5,130,680	GBP	4,141,406	Bank of America	7/21/2023	(129,525)
EUR	4,176,719	USD	4,568,199	HSBC Bank plc	7/31/2023	(4,211)
USD	12,497,088	EUR	11,495,370	Goldman Sachs Bank USA	7/31/2023	(64,142)
NZD	21,457,291	USD	13,216,297	BNP Paribas	8/24/2023	(50,882)
AUD	27,871,807	USD	19,006,175	Citibank NA	8/25/2023	(411,084)
JPY	551,264,000	USD	3,932,401	Citibank NA	8/25/2023	(80,703)
JPY	1,371,028,604	USD	9,954,813	UBS AG	8/25/2023	(375,397)
NOK	66,971,339	USD	6,378,223	HSBC Bank plc	9/13/2023	(123,057)
SEK	33,666,435	USD	3,188,321	Barclays Bank plc	9/13/2023	(56,165)
SEK	49,455,999	USD	4,640,903	HSBC Bank plc	9/13/2023	(39,765)

Total unrealized depreciation						(1,406,241)

Net unrealized appreciation						373,307

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$50,725,240	$16,001,154	$—		$66,726,394
Consumer Discretionary	63,698,907	50,560,009	—		114,258,916
Consumer Staples	40,205,285	40,137,995	—		80,343,280
Energy	24,576,913	16,902,444	—		41,479,357
Financials	74,296,476	73,171,177	—		147,467,653
Health Care	80,401,888	52,656,149	—	(a)	133,058,037
Industrials	51,935,151	64,675,275	—		116,610,426
Information Technology	169,627,739	32,414,040	—		202,041,779
Materials	14,940,748	29,841,465	—		44,782,213
Real Estate	14,420,568	8,959,665	—		23,380,233
Utilities	15,402,358	13,840,686	—		29,243,044
Forward Currency Contracts	—	1,779,548	—		1,779,548
Futures	1,804,148	—	—		1,804,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$2,000,000	$—	$—	$2,000,000
Repurchase Agreement	—	3,084,694	—	3,084,694
U.S. Government Agency Securities	—	31,451,686	—	31,451,686
U.S. Treasury Obligations	—	573,826,233	—	573,826,233

Total Assets	$604,035,421	$1,009,302,220	$—	$1,613,337,641

Liabilities:
Forward Currency Contracts	$—	$(1,406,241)	$—	$(1,406,241)
Futures	(2,420,468)	—	—	(2,420,468)

Total Liabilities	$(2,420,468)	$(1,406,241)	$—	$(3,826,709)

Total	$601,614,953	$1,007,895,979	$—	$1,609,510,932

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,779,548
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,804,148	*

Total		$3,583,696

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(220,279	)*
Foreign exchange contracts	Payables	(1,406,241)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,200,189	)*

Total		$(3,826,709)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(568,598)	$—	$(568,598)
Foreign exchange contracts	—	(1,008,307)	(1,008,307)
Equity contracts	(9,133,849)	—	(9,133,849)

Total	$(9,702,447)	$(1,008,307)	$(10,710,754)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(314,254)	$—	$(314,254)
Foreign exchange contracts	—	72,798	72,798
Equity contracts	(160,201)	—	(160,201)

Total	$(474,455)	$72,798	$(401,657)

^	The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$137,915,915
Average notional value of contracts – short	$135,583,428
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$96,671,396
Average amounts sold – in USD	$158,710,994

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$788,509	$(129,525)	$—	$658,984
Deutsche Bank AG	205,496	—	—	205,496
Goldman Sachs Bank USA	668,595	(135,452)	—	533,143
JPMorgan Chase Bank	17,228	—	—	17,228
Morgan Stanley	99,720	—	—	99,720

Total	$1,779,548	$(264,977)	$—	$1,514,571

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$129,525	$(129,525)	$—	$—
Barclays Bank plc	56,165	—	—	56,165
BNP Paribas	50,882	—	—	50,882
Citibank NA	491,787	—	—	491,787
Goldman Sachs Bank USA	135,452	(135,452)	—	—
HSBC Bank plc	167,033	—	—	167,033
UBS AG	375,397	—	—	375,397

Total	$1,406,241	$(264,977)	$—	$1,141,264

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,917,096
Long-term U.S. government debt securities	63,520,033

$86,437,129

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$64,337,107
Long-term U.S. government debt securities	52,462,262

$116,799,369

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$514,222,841
Aggregate gross unrealized depreciation	(128,075,832)

Net unrealized appreciation	$386,147,009

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,223,363,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,215,781,113)	$1,606,669,251
Repurchase Agreements (Cost $3,084,694)	3,084,694
Cash	27,802,617
Foreign cash (Cost $994,186)	992,932
Dividends, interest and other receivables	6,007,122
Unrealized appreciation on forward foreign currency contracts	1,779,548
Receivable for Portfolio shares sold	228,450
Receivable for securities sold	133,659
Securities lending income receivable	4,672
Other assets	18,244

Total assets	1,646,721,189

LIABILITIES
Payable for securities purchased	7,164,233
Payable for return of collateral on securities loaned	5,084,694
Unrealized depreciation on forward foreign currency contracts	1,406,241
Payable for Portfolio shares repurchased	994,613
Investment management fees payable	958,428
Distribution fees payable – Class IB	332,142
Due to broker for futures variation margin	311,691
Administrative fees payable	169,676
Accrued expenses	50,121

Total liabilities	16,471,839

NET ASSETS	$1,630,249,350

Net assets were comprised of:
Paid in capital	$1,500,232,957
Total distributable earnings (loss)	130,016,393

Net assets	$1,630,249,350

Class IB
Net asset value, offering and redemption price per share, $1,630,249,350 / 137,467,831 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.86

(x)	Includes value of securities on loan of $7,776,721.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,010,995 foreign withholding tax)	$12,666,214
Interest	6,452,538
Securities lending (net)	40,334

Total income	19,159,086

EXPENSES
Investment management fees	5,782,562
Distribution fees – Class IB	2,003,938
Administrative fees	1,025,068
Custodian fees	104,015
Professional fees	56,888
Printing and mailing expenses	48,511
Trustees’ fees	24,825
Miscellaneous	25,163

Total expenses	9,070,970

NET INVESTMENT INCOME (LOSS)	10,088,116

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	15,618,684
Futures contracts	(9,702,447)
Forward foreign currency contracts	(1,008,307)
Foreign currency transactions	(734,708)

Net realized gain (loss)	4,173,222

Change in unrealized appreciation (depreciation) on:
Investments in securities	102,288,913
Futures contracts	(474,455)
Forward foreign currency contracts	72,798
Foreign currency translations	28,426

Net change in unrealized appreciation (depreciation)	101,915,682

NET REALIZED AND UNREALIZED GAIN (LOSS)	106,088,904

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,177,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,088,116	$13,727,934
Net realized gain (loss)	4,173,222	45,266,692
Net change in unrealized appreciation (depreciation)	101,915,682	(400,146,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,177,020	(341,152,186)

Distributions to shareholders:
Class IB	—	(59,861,790)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,724,212 and 17,193,833 shares, respectively ]	100,714,127	198,956,198
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,497,732 shares, respectively ]	—	59,861,790
Capital shares repurchased [ (15,075,165) and (55,291,087) shares, respectively]	(171,440,865)	(638,669,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(70,726,738)	(379,851,476)

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,450,282	(780,865,452)
NET ASSETS:
Beginning of period	1,584,799,068	2,365,664,520

End of period	$1,630,249,350	$1,584,799,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.02		$13.41		$12.50		$13.38		$12.01		$13.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.09		0.08	(aa)	0.10		0.16		0.13
Net realized and unrealized gain (loss)	0.77		(2.06)		1.42		0.45		1.73		(0.89)

Total from investment operations	0.84		(1.97)		1.50		0.55		1.89		(0.76)

Less distributions:
Dividends from net investment income	—		(0.07)		(0.19)		(0.10)		(0.15)		(0.15)
Distributions from net realized gains	—		(0.35)		(0.39)		(1.33)		(0.37)		(0.12)
Return of capital	—		—		(0.01)		—		—		—

Total dividends and distributions	—		(0.42)		(0.59)		(1.43)		(0.52)		(0.27)

Net asset value, end of period	$11.86		$11.02		$13.41		$12.50		$13.38		$12.01

Total return (b)	7.62%		(14.63)%		12.04%		4.43%		15.80%		(5.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,630,249		$1,584,799		$2,365,665		$2,355,365		$2,668,515		$2,367,497
Ratio of expenses to average net assets (a)(f)	1.13	%(j)	1.12	%(k)	1.10	%(o)	1.11	%(k)	1.11	%(o)	1.11	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)	1.26%		0.73%		0.62	%(bb)	0.76%		1.24%		1.00%
Portfolio turnover rate^	6	%(z)	24%		19%		11%		9%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Government Agency Securities	41.8%
U.S. Treasury Obligations	38.1
Asset-Backed Securities	9.3
Financials	3.1
Collateralized Mortgage Obligations	2.4
Commercial Mortgage-Backed Securities	1.9
Industrials	0.6
Information Technology	0.4
Mortgage-Backed Securities	0.4
Consumer Discretionary	0.4
Consumer Staples	0.3
Communication Services	0.2
Repurchase Agreement	0.1
Health Care	0.1
Real Estate	0.1
Materials	0.0	#
Municipal Bonds	0.0	#
Cash and Other	0.8

	100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,014.60	$3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.86
Class K
Actual	1,000.00	1,015.60	2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.61

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.77% and 0.52%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.3%)
Affirm Asset Securitization Trust,
Series 2021-Z1 A 1.070%, 8/15/25§	$307,663	$301,035
Series 2022-X1 A 1.750%, 2/15/27§	422,816	413,096
AGL CLO 12 Ltd.,
Series 2021-12A A1 6.410%, 7/20/34 (l)§	3,900,765	3,831,877
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2 5.300%, 6/21/28§	788,164	780,729
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§	4,500,000	4,426,905
BHG Securitization Trust,
Series 2022-A A 1.710%, 2/20/35§	225,648	216,397
Brex Commercial Charge Card Master Trust,
Series 2022-1 A 4.630%, 7/15/25§	2,436,000	2,383,821
CarMax Auto Owner Trust,
Series 2021-1 C 0.940%, 12/15/26	1,177,000	1,067,526
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	1,107,286	1,028,897
Series 2021-N2 B 0.750%, 3/10/28	225,412	206,646
Series 2021-N3 C 1.020%, 6/12/28	568,129	537,991
Chase Auto Credit Linked Notes,
Series 2021-1 B 0.875%, 9/25/28§	1,098,944	1,065,110
Series 2021-2 B 0.889%, 12/26/28§	977,417	944,428
CNH Equipment Trust,
Series 2022-C A2 5.420%, 7/15/26	2,513,000	2,505,049
CPS Auto Receivables Trust,
Series 2021-A C 0.830%, 9/15/26§	622,742	620,335
Series 2022-A B 1.700%, 4/16/29§	2,195,000	2,146,075
Series 2023-A A 5.540%, 3/16/26§	900,318	897,096
Crossroads Asset Trust,
Series 2021-A B 1.120%, 6/20/25§	529,914	526,679
Donlen Fleet Lease Funding LLC,
Series 2021-2 C 1.200%, 12/11/34§	1,678,000	1,580,338
Drive Auto Receivables Trust,
Series 2021-1 C 1.020%, 6/15/27	668,498	659,204
Dryden 78 CLO Ltd.,
Series 2020-78A C 7.210%, 4/17/33 (l)§	2,120,000	2,015,891
Series 2020-78A D 8.260%, 4/17/33 (l)§	850,000	793,120
DT Auto Owner Trust,
Series 2021-2A C 1.100%, 2/16/27§	1,050,000	1,014,825
Series 2023-1A A 5.480%, 4/15/27§	1,831,335	1,823,591
Elevation CLO Ltd.,
Series 2020-11A C 7.460%, 4/15/33 (l)§	1,870,000	1,770,896
Enterprise Fleet Financing LLC,
Series 2023-2 A2 5.560%, 4/22/30§	2,498,000	2,486,259
Exeter Automobile Receivables Trust,
Series 2021-1A C 0.740%, 1/15/26	1,222,576	1,206,970
Series 2022-6A A2 5.730%, 11/17/25	641,385	641,289
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§	582,436	561,932
Series 2023-1A A1 5.961%, 4/15/24§	752,597	752,674
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§	2,862,000	2,606,160
Flagship Credit Auto Trust,
Series 2020-4 C 1.280%, 2/16/27§	3,820,000	3,674,355
Ford Credit Auto Owner Trust,
Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,029,819
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C 1.020%, 9/15/26§	1,411,000	1,369,269
Go Mortgage LLC,
1.433%, 8/15/26 (l)	1,014,337	953,631
2.435%, 8/15/26 (l)	876,000	827,370
2.638%, 8/15/26 (l)	98,000	89,786
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 6.320%, 4/20/34 (l)§	2,550,000	2,503,891
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§	1,343,647	1,207,075
Hertz Vehicle Financing III LLC,
Series 2022-1A A 1.990%, 6/25/26§	2,488,000	2,305,701
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)	2,920,000	2,768,570
Kubota Credit Owner Trust,
Series 2023-1A A2 5.400%, 2/17/26§	2,630,000	2,610,447
LAD Auto Receivables Trust,
Series 2022-1A A 5.210%, 6/15/27§	1,272,963	1,258,268
Lendbuzz Securitization Trust,
Series 2023-1A A1 5.383%, 3/15/24§	322,402	322,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-2A A1 5.835%, 5/15/24§	$1,070,910	$1,071,014
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	1,307,876	1,086,196
Nelnet Student Loan Trust,
Series 2021-CA AFX 1.320%, 4/20/62§	1,954,359	1,714,661
NMEF Funding LLC,
Series 2022-B A2 6.070%, 6/15/29§	931,000	927,310
OCP CLO Ltd.,
Series 2020-18A AR 6.340%, 7/20/32 (l)§	3,424,000	3,383,744
Post Road Equipment Finance,
Series 2021-1A B 1.210%, 2/16/27§	900,000	886,834
Rad CLO 2 Ltd.,
Series 2018-2A AR 6.340%, 10/15/31 (l)§	3,513,691	3,471,882
Rad CLO 7 Ltd.,
Series 2020-7A C 7.260%, 4/17/33 (l)§	970,000	932,307
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§	1,632,127	1,596,279
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B 5.721%, 8/16/32§	1,342,460	1,328,118
Series 2022-C B 6.451%, 12/15/32§	1,229,990	1,227,256
Santander Consumer Auto Receivables Trust,
Series 2021-BA B 1.450%, 10/16/28§	861,833	851,302
United Auto Credit Securitization Trust,
Series 2022-2 A 4.390%, 4/10/25§	601,017	600,029
Voya CLO Ltd.,
Series 2019-1A DR 8.110%, 4/15/31 (l)§	800,000	719,594
Westlake Automobile Receivables Trust,
Series 2023-1A A2A 5.510%, 6/15/26§	2,726,000	2,715,028
Series 2023-2A A2A 5.870%, 7/15/26§	2,323,000	2,317,569
World Omni Select Auto Trust,
Series 2023-A A2A 5.920%, 3/15/27	3,200,000	3,195,411

Total Asset-Backed Securities		90,757,867

Collateralized Mortgage Obligations (2.4%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 7.250%, 4/25/47 (l)§	287,021	273,939
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1 6.967%, 4/25/42 (l)§	605,047	606,478
Series 2023-R02 1M1 7.367%, 1/25/43 (l)§	1,122,517	1,126,722
Series 2023-R05 1M1 6.967%, 6/25/43 (l)§	2,186,437	2,188,487
FHLMC,
Series 3305 FT 5.593%, 7/15/34 (l)	44,055	43,180
Series 3349 FE 5.683%, 7/15/37 (l)	816,989	804,982
Series 3807 FM 5.693%, 2/15/41 (l)	27,804	27,389
Series 3927 FH 5.643%, 9/15/41 (l)	28,117	27,398
Series 4029 LD 1.750%, 1/15/27	617,624	595,356
Series 4087 FB 5.663%, 7/15/42 (l)	789,622	769,446
Series 4286 VF 5.643%, 12/15/43 (l)	594,662	577,995
Series 4350 KF 4.085%, 1/15/39 (l)	278,584	269,842
Series 4457 BA 3.000%, 7/15/39	2,579,179	2,374,152
Series 4459 CA 5.000%, 12/15/34	347,254	341,805
Series 4483 A 3.000%, 12/15/29	149,554	143,463
Series 4486 JN 2.000%, 11/15/24	484,547	473,867
FHLMC STACR REMIC Trust,
Series 2022-DNA6 M1A 7.217%, 9/25/42 (l)§	920,613	926,174
Series 2022-DNA7 M1A 7.567%, 3/25/52 (l)§	2,596,387	2,618,301
Series 2023-DNA1 M1A 7.167%, 3/25/43 (l)§	1,359,497	1,362,110
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2023-HQA2 M1A 7.067%, 6/25/43 (l)§	1,724,498	1,729,887
FNMA,
Series 2006-42 CF 5.600%, 6/25/36 (l)	39,151	38,651
Series 2007-109 GF 5.830%, 12/25/37 (l)	61,497	60,869
Series 2010-39 FT 6.100%, 10/25/35 (l)	1,525,315	1,534,245
Series 2011-53 FT 5.730%, 6/25/41 (l)	140,515	138,121
Series 2011-86 KF 5.700%, 9/25/41 (l)	145,718	142,777
Series 2011-86 NF 5.700%, 9/25/41 (l)	59,545	58,630
Series 2012-65 FA 5.600%, 6/25/42 (l)	25,384	24,702
Series 2013-121 FA 5.550%, 12/25/43 (l)	444,567	434,551
Series 2014-49 AF 4.320%, 8/25/44 (l)	1,455,594	1,417,798
Series 2014-C04 1M2 10.050%, 11/25/24 (l)	646,345	671,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C04 2M2 10.150%, 11/25/24 (l)	$34,378	$34,614
Series 2015-C01 1M2 9.450%, 2/25/25 (l)	199,828	206,590
Series 2015-C02 1M2 9.150%, 5/25/25 (l)	54,000	55,653
Series 2016-C02 1M2 11.150%, 9/25/28 (l)	329,687	346,583
PMT Credit Risk Transfer Trust,
Series 2019-2R A 8.928%, 7/25/23 (l)§	497,942	489,736
Series 2019-3R A 8.878%, 11/27/31 (l)§	91,909	89,468

Total Collateralized Mortgage Obligations		23,025,830

Commercial Mortgage-Backed Securities (1.9%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§	1,250,000	1,006,265
BBCMS Mortgage Trust,
Series 2020-BID A 7.333%, 10/15/37 (l)§	3,190,000	3,094,847
BFLD Trust,
Series 2021-FPM A 6.794%, 6/15/38 (l)§	4,795,000	4,556,636
CLNY Trust,
Series 2019-IKPR D 7.286%, 11/15/38 (l)§	2,400,000	2,220,163
GCT Commercial Mortgage Trust,
Series 2021-GCT B 6.443%, 2/15/38 (l)§	2,996,618	2,164,644
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.209%, 8/10/44 (l)§	2,518,504	2,400,395
Series 2011-GC5 D 5.297%, 8/10/44 (l)§	49,051	14,974
Morgan Stanley Capital I Trust,
Series 2019-BPR C 8.743%, 5/15/36 (l)§	2,220,000	2,126,350
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B 3.649%, 3/10/46 (l)§	1,033,347	964,280

Total Commercial Mortgage-Backed Securities		18,548,554

Corporate Bonds (5.2%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc. 3.788%, 3/15/25 (x)	1,728,000	1,665,663

Total Communication Services		1,665,663

Consumer Discretionary (0.4%)
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,409,828
2.900%, 6/25/25	2,462,000	2,297,564

Total Consumer Discretionary		3,707,392

Consumer Staples (0.3%)
Tobacco (0.3%)
Philip Morris International, Inc.
5.000%, 11/17/25 (x)	1,509,000	1,499,784
4.875%, 2/13/26	1,517,000	1,506,109

Total Consumer Staples		3,005,893

Financials (3.1%)
Banks (1.7%)
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26 (k)§	2,071,000	2,102,807
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	1,600,000	1,574,134
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	600,000	562,488
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	424,000	421,477
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26 (k)	1,506,000	1,533,673
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26 (k)§	919,000	915,882
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	2,908,000	2,754,582
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,051,000	1,006,508
Intesa Sanpaolo SpA 7.000%, 11/21/25§	278,000	279,685
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	810,000	803,160
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)	520,000	531,510
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	691,000	683,571
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)	1,509,000	1,509,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§	$1,039,000	$1,059,250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§	892,000	851,592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27 (k)§	502,000	506,825

		17,096,898

Capital Markets (0.8%)
Credit Suisse AG 6.500%, 8/8/23§	1,698,000	1,687,387
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	739,000	730,771
Morgan Stanley
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	853,000	818,472
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,716,000	1,764,539
Nomura Holdings, Inc. 5.709%, 1/9/26	912,000	900,547
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26 (k)§	596,000	574,086
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§	910,000	904,293

		7,380,095

Consumer Finance (0.5%)
American Express Co. 4.900%, 2/13/26	687,000	679,834
General Motors Financial Co., Inc. 5.800%, 6/23/28	892,000	888,869
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	561,445
6.500%, 3/10/28§	768,000	769,694
Synchrony Financial 4.875%, 6/13/25	853,000	810,094
3.950%, 12/1/27	895,000	778,604

		4,488,540

Financial Services (0.1%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§	1,611,000	1,448,751

Total Financials		30,414,284

Health Care (0.1%)
Health Care Providers & Services (0.1%)
McKesson Corp. 4.900%, 7/15/28	942,000	934,105

Total Health Care		934,105

Industrials (0.6%)
Machinery (0.3%)
CNH Industrial Capital LLC 3.950%, 5/23/25	1,680,000	1,625,067
Parker-Hannifin Corp. 3.650%, 6/15/24	1,641,000	1,608,349

		3,233,416

Trading Companies & Distributors (0.3%)
Aviation Capital Group LLC 5.500%, 12/15/24§	388,000	379,367
1.950%, 1/30/26§	1,884,000	1,660,290
1.950%, 9/20/26§	623,000	538,135

		2,577,792

Total Industrials		5,811,208

Information Technology (0.4%)
IT Services (0.3%)
Kyndryl Holdings, Inc. 2.050%, 10/15/26	4,060,000	3,506,904

Semiconductors & Semiconductor Equipment (0.1%)
TSMC Arizona Corp. 3.875%, 4/22/27 (x)	931,000	892,242

Total Information Technology		4,399,146

Materials (0.0%)†
Metals & Mining (0.0%)†
Glencore Funding LLC 5.400%, 5/8/28§	693,000	684,858

Total Materials		684,858

Real Estate (0.1%)
Specialized REITs (0.1%)
American Tower Corp. (REIT) 5.250%, 7/15/28	765,000	753,953

Total Real Estate		753,953

Total Corporate Bonds		51,376,502

Mortgage-Backed Securities (0.4%)
FHLMC UMBS 3.500%, 10/1/49	755,305	699,058
3.500%, 11/1/49	3,544,622	3,278,198

Total Mortgage-Backed Securities		3,977,256

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	17,786
Bay Area Toll Authority 6.263%, 4/1/49	7,000	8,290
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	6,000	6,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000%, 11/1/40	$8,000	$8,610
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	6,000	6,864
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	6,847
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	7,000	7,282
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	6,000	6,083
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	8,814
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	7,366
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	6,000	7,486
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY 5.755%, 7/1/29	6,000	6,170
5.750%, 7/1/34	7,000	7,424
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	6,857
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	37,000	42,230
Los Angeles Community College District 6.600%, 8/1/42	31,000	37,524
Massachusetts Clean Water Trust (The) 5.192%, 8/1/40	40,000	40,090
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	8,489
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1 6.548%, 11/15/31	6,000	6,314
6.648%, 11/15/39	6,000	6,337
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	9,000	11,547
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	35,625
North Texas Tollway Authority 6.718%, 1/1/49	8,000	9,932
Ohio State University (The) 4.910%, 6/1/40	6,000	5,965
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	9,000	9,500
5.561%, 12/1/49	7,000	7,499
San Diego County Water Authority 6.138%, 5/1/49	6,000	6,777
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	1,000	1,065
6.918%, 4/1/40	6,000	7,069
7.043%, 4/1/50	6,000	7,702
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	7,299
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	1,000	988
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500%, 3/15/30	6,000	6,155
5.600%, 3/15/40	6,000	6,359
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	8,369
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481%, 8/1/39	6,000	6,307
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F 5.090%, 8/1/33	6,000	6,157
5.140%, 8/1/40	6,000	6,103

Total Municipal Bonds		403,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (41.8%)
FFCB 0.900%, 1/18/24	$20,000,000	$19,515,860
3.625%, 3/6/24	40,000,000	39,509,308
1.125%, 1/6/25	7,000,000	6,590,695
4.000%, 1/13/26	50,000,000	49,133,555
4.375%, 6/23/26	30,892,000	30,743,925
FHLB 0.125%, 8/28/23	24,165,000	23,970,882
0.500%, 11/9/23	22,000,000	21,629,872
4.500%, 10/3/24	45,000,000	44,529,345
4.625%, 3/14/25	50,000,000	49,539,640
1.875%, 9/11/26	20,000,000	18,425,294
5.500%, 7/15/36	12,000	13,590
FHLMC 0.250%, 8/24/23	13,000,000	12,907,820
0.250%, 11/6/23	50,000,000	49,135,360
1.500%, 2/12/25	25,500,000	24,083,296
0.375%, 7/21/25	12,900,000	11,763,117
0.375%, 9/23/25	3,000,000	2,720,434
FNMA 2.500%, 2/5/24	5,000,000	4,913,711

Total U.S. Government Agency Securities		409,125,704

U.S. Treasury Obligations (32.5%)
U.S. Treasury Notes 0.250%, 9/30/23	9,213,500	9,104,872
2.875%, 9/30/23	50,691,300	50,398,765
0.750%, 12/31/23	20,295,700	19,840,100
1.500%, 2/29/24	29,937,600	29,168,141
2.250%, 3/31/24	40,703,500	39,743,927
3.000%, 6/30/24	29,738,900	29,036,092
4.375%, 10/31/24	16,335,300	16,137,909
4.250%, 12/31/24	58,524,200	57,703,076
4.125%, 1/31/25	10,621,500	10,454,749
3.875%, 3/31/25	1,998,400	1,958,979
4.625%, 6/30/25	2,949,600	2,935,749
3.250%, 6/30/27	51,994,900	49,993,258
4.000%, 2/29/28	2,224,200	2,207,183

Total U.S. Treasury Obligations		318,682,800

Total Long-Term Debt Securities (93.5%) (Cost $940,520,010)		915,898,091

SHORT-TERM INVESTMENTS:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $1,399,089, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $1,426,470. (xx)	1,398,500	1,398,500

U.S. Treasury Obligations (5.6%)
U.S. Treasury Bills 4.96%, 8/24/23 (p)	5,165,000	5,126,119
5.02%, 9/14/23 (p)	17,870,000	17,682,670
5.06%, 9/26/23 (p)	22,930,000	22,650,011
5.20%, 11/2/23 (p)	9,051,500	8,890,819

Total U.S. Treasury Obligations		54,349,619

Total Short-Term Investments (5.7%) (Cost $55,762,945)		55,748,119

Total Investments in Securities (99.2%) (Cost $996,282,955)		971,646,210
Other Assets Less Liabilities (0.8%)		7,521,925

Net Assets (100%)		$979,168,135

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $120,375,207 or 12.3% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $1,370,659. This was collateralized by cash of $1,398,500 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(26)	9/2023	USD	(5,286,938)	22,718
U.S. Treasury 10 Year Note	(66)	9/2023	USD	(7,409,531)	127,268
U.S. Treasury Ultra Bond	(4)	9/2023	USD	(544,875)	(10,288)

					139,698

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$90,757,867	$—	$90,757,867
Collateralized Mortgage Obligations	—	23,025,830	—	23,025,830
Commercial Mortgage-Backed Securities	—	18,548,554	—	18,548,554
Corporate Bonds
Communication Services	—	1,665,663	—	1,665,663
Consumer Discretionary	—	3,707,392	—	3,707,392
Consumer Staples	—	3,005,893	—	3,005,893
Financials	—	30,414,284	—	30,414,284
Health Care	—	934,105	—	934,105
Industrials	—	5,811,208	—	5,811,208
Information Technology	—	4,399,146	—	4,399,146
Materials	—	684,858	—	684,858
Real Estate	—	753,953	—	753,953
Futures	149,986	—	—	149,986
Mortgage-Backed Securities	—	3,977,256	—	3,977,256
Municipal Bonds	—	403,578	—	403,578
Short-Term Investments
Repurchase Agreement	—	1,398,500	—	1,398,500
U.S. Treasury Obligations	—	54,349,619	—	54,349,619
U.S. Government Agency Securities	—	409,125,704	—	409,125,704
U.S. Treasury Obligations	—	318,682,800	—	318,682,800

Total Assets	$149,986	$971,646,210	$—	$971,796,196

Liabilities:
Futures	$(10,288)	$—	$—	$(10,288)

Total Liabilities	$(10,288)	$—	$—	$(10,288)

Total	$139,698	$971,646,210	$—	$971,785,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$149,986	*

Total		$149,986

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(10,288	)*

Total		$(10,288)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$559,563	$559,563

Total	$559,563	$559,563

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(21,274)	$(21,274)

Total	$(21,274)	$(21,274)

^	The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$47,885,255
Average notional value of contracts – short	$109,129,772

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$171,808,405
Long-term U.S. government debt securities	22,839,568

$194,647,973

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$185,946,754
Long-term U.S. government debt securities	35,206,368

$221,153,122

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$531,362
Aggregate gross unrealized depreciation	(25,387,880)

Net unrealized depreciation	$(24,856,518)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$996,642,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $994,884,455)	$970,247,710
Repurchase Agreements (Cost $1,398,500)	1,398,500
Cash	9,179,220
Cash held as collateral at broker for futures	213,950
Dividends, interest and other receivables	5,502,283
Receivable for Portfolio shares sold	246,227
Due from broker for futures variation margin	124,318
Securities lending income receivable	223
Other assets	11,448

Total assets	986,923,879

LIABILITIES
Payable for securities purchased	5,624,211
Payable for return of collateral on securities loaned	1,398,500
Investment management fees payable	323,184
Payable for Portfolio shares repurchased	206,424
Distribution fees payable – Class IB	91,486
Administrative fees payable	75,645
Accrued expenses	36,294

Total liabilities	7,755,744

NET ASSETS	$979,168,135

Net assets were comprised of:
Paid in capital	$1,003,557,038
Total distributable earnings (loss)	(24,388,903)

Net assets	$979,168,135

Class IB
Net asset value, offering and redemption price per share, $442,665,545 / 45,577,687 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

Class K
Net asset value, offering and redemption price per share, $536,502,590 / 54,852,404 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.78

(x)	Includes value of securities on loan of $1,370,659.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest (net of $562 foreign withholding tax)	$13,303,325
Securities lending (net)	1,827

Total income	13,305,152

EXPENSES
Investment management fees	2,201,311
Distribution fees – Class IB	562,396
Administrative fees	464,529
Professional fees	48,966
Printing and mailing expenses	31,960
Custodian fees	16,761
Trustees’ fees	15,382
Miscellaneous	18,053

Gross expenses	3,359,358
Less: Waiver from investment manager	(224,614)

Net expenses	3,134,744

NET INVESTMENT INCOME (LOSS)	10,170,408

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(682,930)
Futures contracts	559,563

Net realized gain (loss)	(123,367)

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,063,855
Futures contracts	(21,274)

Net change in unrealized appreciation (depreciation)	5,042,581

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,919,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,089,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,170,408	$6,387,042
Net realized gain (loss)	(123,367)	(578,685)
Net change in unrealized appreciation (depreciation)	5,042,581	(26,059,739)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,089,622	(20,251,382)

Distributions to shareholders:
Class IB	—	(2,445,437)
Class K	—	(4,281,265)

Total distributions to shareholders	—	(6,726,702)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,069,193 and 11,649,100 shares, respectively ]	29,629,731	112,156,040
Capital shares issued in reinvestment of dividends [ 0 and 255,893 shares, respectively ]	—	2,445,437
Capital shares repurchased [ (5,842,886) and (11,726,633) shares, respectively]	(56,411,165)	(112,856,788)

Total Class IB transactions	(26,781,434)	1,744,689

Class K
Capital shares sold [ 890,784 and 5,447,569 shares, respectively ]	8,654,466	52,688,960
Capital shares issued in reinvestment of dividends [ 0 and 445,427 shares, respectively ]	—	4,281,265
Capital shares repurchased [ (3,080,104) and (20,961,113) shares, respectively]	(29,906,995)	(202,980,186)

Total Class K transactions	(21,252,529)	(146,009,961)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,033,963)	(144,265,272)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,944,341)	(171,243,356)
NET ASSETS:
Beginning of period	1,012,112,476	1,183,355,832

End of period	$979,168,135	$1,012,112,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.57		$9.80	$9.88	$9.88	$9.80	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.04	0.02	0.09	0.17	0.12
Net realized and unrealized gain (loss)	0.05		(0.22)	(0.06)	— #	0.09	(0.01)

Total from investment operations	0.14		(0.18)	(0.04)	0.09	0.26	0.11

Less distributions:
Dividends from net investment income	—		(0.05)	(0.04)	(0.09)	(0.18)	(0.13)

Net asset value, end of period	$9.71		$9.57	$9.80	$9.88	$9.88	$9.80

Total return (b)	1.46%		(1.83)%	(0.42)%	0.94%	2.63%	1.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$442,666		$462,874	$472,296	$512,688	$486,821	$515,609
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77%		0.77%	0.79%	0.80%	0.80%	0.81%
Before waivers (a)(f)	0.82%		0.81%	0.80%	0.81%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.92%		0.47%	0.19%	0.87%	1.75%	1.24%
Before waivers (a)(f)	1.87%		0.43%	0.18%	0.86%	1.75%	1.24%
Portfolio turnover rate^	21	%(z)	50%	77%	65%	37%	48%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.63		$9.86	$9.93	$9.93	$9.86	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.07	0.04	0.11	0.20	0.15
Net realized and unrealized gain (loss)	0.05		(0.23)	(0.05)	0.01	0.07	(0.01)

Total from investment operations	0.15		(0.16)	(0.01)	0.12	0.27	0.14

Less distributions:
Dividends from net investment income	—		(0.07)	(0.06)	(0.12)	(0.20)	(0.15)

Net asset value, end of period	$9.78		$9.63	$9.86	$9.93	$9.93	$9.86

Total return (b)	1.56%		(1.57)%	(0.09)%	1.18%	2.76%	1.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$536,503		$549,239	$711,060	$1,074,104	$1,059,567	$887,570
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52%		0.52%	0.54%	0.55%	0.55%	0.56%
Before waivers (a)(f)	0.57%		0.56%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.17%		0.68%	0.45%	1.12%	2.01%	1.49%
Before waivers (a)(f)	2.12%		0.64%	0.44%	1.11%	2.01%	1.49%
Portfolio turnover rate^	21	%(z)	50%	77%	65%	37%	48%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	19.7%
Industrials	19.7
Health Care	18.2
Consumer Discretionary	12.5
Financials	11.4
Energy	5.2
Consumer Staples	3.2
Real Estate	3.0
Materials	2.8
Utilities	1.5
Investment Companies	1.3
Communication Services	1.2
Repurchase Agreements	0.8
Cash and Other	(0.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,108.30	$4.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61
Class IB
Actual	1,000.00	1,107.90	4.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61
Class K
Actual	1,000.00	1,109.20	3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	4,820	$152,746
ATN International, Inc.	4,300	157,380
Bandwidth, Inc., Class A*	22,500	307,800
Charge Enterprises, Inc.*	52,600	51,548
Cogent Communications Holdings, Inc.	15,982	1,075,429
Consolidated Communications Holdings, Inc.*	28,822	110,388
EchoStar Corp., Class A*	16,600	287,844
Globalstar, Inc.*	243,100	262,548
IDT Corp., Class B*	8,000	206,800
Liberty Latin America Ltd., Class A*	13,900	121,625
Liberty Latin America Ltd., Class C*	73,533	633,854
Lumen Technologies, Inc. (x)	386,530	873,558
Ooma, Inc.*	300	4,491
Radius Global Infrastructure, Inc., Class A*	32,550	484,995

		4,731,006

Entertainment (0.2%)
Cinemark Holdings, Inc.*	53,300	879,450
IMAX Corp.*	26,000	441,740
Liberty Media Corp.-Liberty Braves, Class A*	4,800	196,416
Liberty Media Corp.-Liberty Braves, Class C*	16,500	653,730
Lions Gate Entertainment Corp., Class A*	34,400	303,752
Lions Gate Entertainment Corp., Class B*	46,100	384,935
Madison Square Garden Entertainment Corp.*	16,581	557,453
Marcus Corp. (The)	2,900	43,007
Playstudios, Inc. (x)*	9,200	45,172
Reservoir Media, Inc.*	600	3,612
Sphere Entertainment Co.*	10,111	276,941
Vivid Seats, Inc., Class A*	17,900	141,768

		3,927,976

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	526,892
Cargurus, Inc., Class A*	35,774	809,566
Cars.com, Inc.*	35,000	693,700
DHI Group, Inc.*	1,700	6,511
Eventbrite, Inc., Class A*	32,100	306,555
fuboTV, Inc.(x)*	154,740	321,859
Grindr, Inc.(x)*	2,580	14,267
MediaAlpha, Inc., Class A*	8,400	86,604
Outbrain, Inc.*	2,000	9,840
QuinStreet, Inc.*	14,500	128,035
Shutterstock, Inc.	9,700	472,099
TrueCar, Inc.*	39,300	88,818
Vimeo, Inc.*	52,100	214,652
Yelp, Inc., Class A*	27,700	1,008,557
Ziff Davis, Inc.*	16,800	1,177,008
ZipRecruiter, Inc., Class A*	29,100	516,816

		6,381,779

Media (0.4%)
Advantage Solutions, Inc.*	22,760	53,258
AMC Networks, Inc., Class A*	12,900	154,155
Boston Omaha Corp., Class A*	3,700	69,634
Cardlytics, Inc.*	25,300	159,896
Clear Channel Outdoor Holdings, Inc.*	167,500	229,475
Entravision Communications Corp., Class A	1,700	7,463
EW Scripps Co. (The), Class A*	21,965	200,980
Gambling.com Group Ltd.*	400	4,096
Gannett Co., Inc.*	58,700	132,075
Gray Television, Inc.	41,800	329,384
iHeartMedia, Inc., Class A*	44,800	163,072
Integral Ad Science Holding Corp.*	15,200	273,296
John Wiley & Sons, Inc., Class A	17,300	588,719
Magnite, Inc.*	48,238	658,449
PubMatic, Inc., Class A*	15,200	277,856
Quotient Technology, Inc.*	29,100	111,744
Scholastic Corp.	13,300	517,237
Sinclair, Inc.	25,900	357,938
Stagwell, Inc., Class A*	41,500	299,215
TechTarget, Inc.*	12,000	373,560
TEGNA, Inc.	84,800	1,377,152
Thryv Holdings, Inc.*	11,880	292,248
Urban One, Inc.*	500	3,000
Urban One, Inc., Class A*	400	2,396
WideOpenWest, Inc.*	20,100	169,644

		6,805,942

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	426,951
Shenandoah Telecommunications Co.	24,728	480,465
Telephone and Data Systems, Inc.	40,500	333,315

		1,240,731

Total Communication Services		23,087,434

Consumer Discretionary (12.5%)
Automobile Components (0.7%)
Adient plc*	40,700	1,559,624
American Axle & Manufacturing Holdings, Inc.*	47,100	389,517
Dana, Inc.	47,000	799,000
Dorman Products, Inc.*	10,600	835,598
Fox Factory Holding Corp.*	16,800	1,822,968
Gentherm, Inc.*	14,300	808,093
Goodyear Tire & Rubber Co. (The)*	110,686	1,514,185
LCI Industries	9,900	1,250,964
Luminar Technologies, Inc., Class A*	86,900	597,872
Modine Manufacturing Co.*	19,300	637,286
Patrick Industries, Inc.	9,900	792,000
Standard Motor Products, Inc.	9,700	363,944
Stoneridge, Inc.*	8,000	150,800
Visteon Corp.*	10,100	1,450,461
XPEL, Inc.(m)*	7,900	665,338

		13,637,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (0.1%)
Fisker, Inc., Class A (x)*	63,600	$358,704
Livewire Group, Inc.*	320	3,779
Winnebago Industries, Inc.	11,380	758,932
Workhorse Group, Inc.*	40,000	34,864

		1,156,279

Broadline Retail (0.2%)
Big Lots, Inc.	17,100	150,993
ContextLogic, Inc., Class A (x)*	6,908	45,452
Dillard’s, Inc., Class A	1,600	522,048
Global-e Online Ltd.*	61,719	2,526,776

		3,245,269

Distributors (0.7%)
Pool Corp.	36,483	13,667,991

Diversified Consumer Services (0.5%)
2U, Inc.*	28,700	115,661
Adtalem Global Education, Inc.*	18,553	637,110
Chegg, Inc.*	45,300	402,264
Coursera, Inc.*	41,100	535,122
Duolingo, Inc., Class A*	11,010	1,573,770
European Wax Center, Inc., Class A*	14,900	277,587
Frontdoor, Inc.*	30,100	960,190
Graham Holdings Co., Class B	1,600	914,368
Laureate Education, Inc.	48,800	589,992
OneSpaWorld Holdings Ltd.*	27,980	338,558
Perdoceo Education Corp.*	29,300	359,511
Rover Group, Inc., Class A*	14,710	72,226
Strategic Education, Inc.	10,531	714,423
Stride, Inc.*	17,700	658,971
Udemy, Inc.*	26,300	282,199
WW International, Inc.*	36,560	245,683

		8,677,635

Hotels, Restaurants & Leisure (3.7%)
Accel Entertainment, Inc., Class A*	6,560	69,274
Bally’s Corp.*	10,000	155,600
BJ’s Restaurants, Inc.*	10,700	340,260
Bloomin’ Brands, Inc.	37,500	1,008,375
Bluegreen Vacations Holding Corp., Class A	2,231	79,535
Bowlero Corp. (x)*	13,300	154,812
Brinker International, Inc.*	22,200	812,520
Cava Group, Inc.(x)*	133,287	5,458,103
Cheesecake Factory, Inc. (The) (x)	22,000	760,760
Chuy’s Holdings, Inc.*	6,700	273,494
Cracker Barrel Old Country Store, Inc. (x)	8,485	790,632
Dave & Buster’s Entertainment, Inc.*	19,800	882,288
Denny’s Corp.*	22,112	272,420
Dine Brands Global, Inc.	8,000	464,240
El Pollo Loco Holdings, Inc.	1,600	14,032
Everi Holdings, Inc.*	26,600	384,636
First Watch Restaurant Group, Inc.*	3,670	62,023
Global Business Travel Group I*	1,980	14,315
Golden Entertainment, Inc.*	6,400	267,520
Hilton Grand Vacations, Inc.*	33,100	1,504,064
International Game Technology plc	37,468	1,194,854
Jack in the Box, Inc.	9,900	965,547
Krispy Kreme, Inc.	32,583	479,948
Kura Sushi USA, Inc., Class A*	1,140	105,963
Life Time Group Holdings, Inc.*	13,300	261,611
Light & Wonder, Inc.*	38,500	2,647,260
Lindblad Expeditions Holdings, Inc.*	9,030	98,246
Monarch Casino & Resort, Inc.	4,900	345,205
Mondee Holdings, Inc., Class A (x)*	4,680	41,699
Noodles & Co., Class A*	800	2,704
Papa John’s International, Inc.	13,066	964,663
Planet Fitness, Inc., Class A*	180,179	12,151,272
Portillo’s, Inc., Class A*	16,290	367,014
RCI Hospitality Holdings, Inc.	3,300	250,767
Red Rock Resorts, Inc., Class A	18,260	854,203
Rush Street Interactive, Inc.*	20,800	64,896
Sabre Corp.*	118,700	378,653
SeaWorld Entertainment, Inc.*	19,700	1,103,397
Shake Shack, Inc., Class A*	17,500	1,360,100
Six Flags Entertainment Corp.*	27,700	719,646
Super Group SGHC Ltd. (x)*	3,310	9,599
Sweetgreen, Inc., Class A*	32,211	412,945
Target Hospitality Corp.*	13,200	177,144
Vail Resorts, Inc.	48,886	12,307,539
Wingstop, Inc.	90,114	18,037,218
Xponential Fitness, Inc., Class A*	6,610	114,022

		69,185,018

Household Durables (1.8%)
Beazer Homes USA, Inc.*	2,750	77,797
Cavco Industries, Inc.*	3,500	1,032,500
Century Communities, Inc.	12,500	957,750
Cricut, Inc., Class A (x)	18,330	223,626
Dream Finders Homes, Inc., Class A (x)*	3,190	78,442
Ethan Allen Interiors, Inc.	2,580	72,962
GoPro, Inc., Class A*	62,600	259,164
Green Brick Partners, Inc.*	9,200	522,560
Helen of Troy Ltd.*	9,033	975,745
Hovnanian Enterprises, Inc., Class A*	700	69,447
Installed Building Products, Inc.	10,400	1,457,664
iRobot Corp.*	14,119	638,885
KB Home	29,779	1,539,872
La-Z-Boy, Inc.	25,600	733,184
Legacy Housing Corp.*	560	12,986
LGI Homes, Inc.*	8,900	1,200,521
M.D.C. Holdings, Inc.	25,502	1,192,729
M/I Homes, Inc.*	12,800	1,116,032
Meritage Homes Corp.	14,500	2,062,915
NVR, Inc.*	2,182	13,857,053
Purple Innovation, Inc., Class A	16,100	44,758
Skyline Champion Corp.*	23,400	1,531,530
Snap One Holdings Corp.*	560	6,524
Sonos, Inc. (x)*	52,188	852,230
Taylor Morrison Home Corp., Class A*	40,360	1,968,357
Traeger, Inc.*	3,300	14,025
Tri Pointe Homes, Inc.*	41,360	1,359,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vizio Holding Corp., Class A*	26,400	$178,200
Vuzix Corp. (x)*	13,100	66,810

		34,103,358

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	798,328
Funko, Inc., Class A*	25,800	279,156
Johnson Outdoors, Inc., Class A	640	39,328
Latham Group, Inc.*	5,900	21,889
Malibu Boats, Inc., Class A*	9,700	569,002
Marine Products Corp.	580	9,779
MasterCraft Boat Holdings, Inc.*	1,630	49,960
Smith & Wesson Brands, Inc.	16,000	208,640
Sturm Ruger & Co., Inc.	8,300	439,568
Topgolf Callaway Brands Corp.*	54,400	1,079,840
Vista Outdoor, Inc.*	21,126	584,556

		4,080,046

Specialty Retail (3.5%)
1-800-Flowers.com, Inc., Class A*	5,900	46,020
Aaron’s Co., Inc. (The)	10,700	151,298
Abercrombie & Fitch Co., Class A*	18,720	705,370
Academy Sports & Outdoors, Inc.	30,000	1,621,500
American Eagle Outfitters, Inc.	69,100	815,380
America’s Car-Mart, Inc.*	2,100	209,538
Arko Corp.	44,400	352,980
Asbury Automotive Group, Inc.*	8,900	2,139,738
Boot Barn Holdings, Inc.*	13,000	1,100,970
Buckle, Inc. (The)	11,600	401,360
Burlington Stores, Inc.*	66,372	10,446,289
Caleres, Inc.	15,400	368,522
Camping World Holdings, Inc., Class A (x)	16,900	508,690
CarParts.com, Inc.*	11,700	49,725
Carvana Co., Class A (x)*	36,800	953,856
Cato Corp. (The), Class A	1,900	15,257
Chico’s FAS, Inc.*	47,600	254,660
Children’s Place, Inc. (The)*	6,400	148,544
Designer Brands, Inc., Class A (x)	26,900	271,690
Destination XL Group, Inc.*	1,400	6,860
EVgo, Inc., Class A*	35,600	142,400
Five Below, Inc.*	94,546	18,582,071
Foot Locker, Inc. (x)	30,200	818,722
Franchise Group, Inc.	11,300	323,632
Genesco, Inc.*	5,800	145,232
Group 1 Automotive, Inc.	6,237	1,609,770
GrowGeneration Corp.*	21,700	73,780
Guess?, Inc.	12,900	250,905
Haverty Furniture Cos., Inc.	600	18,132
Hibbett, Inc.	7,600	275,804
Lands’ End, Inc.*	1,700	13,192
Leslie’s, Inc. (x)*	68,120	639,647
Lithia Motors, Inc., Class A	47,404	14,416,030
MarineMax, Inc.*	6,500	222,040
Monro, Inc.	14,850	603,355
National Vision Holdings, Inc.*	33,461	812,768
ODP Corp. (The)*	19,590	917,204
OneWater Marine, Inc., Class A*	990	35,878
Overstock.com, Inc.*	16,500	537,405
PetMed Express, Inc. (x)	400	5,516
Revolve Group, Inc., Class A (x)*	14,400	236,160
Sally Beauty Holdings, Inc.*	57,800	713,830
Shoe Carnival, Inc.	6,400	150,272
Signet Jewelers Ltd.	17,000	1,109,420
Sleep Number Corp.*	9,200	250,976
Sonic Automotive, Inc., Class A	6,020	286,973
Stitch Fix, Inc., Class A*	28,000	107,800
Upbound Group, Inc.	26,400	821,832
Urban Outfitters, Inc.*	24,480	811,022
Warby Parker, Inc., Class A*	30,400	355,376
Winmark Corp.	1,100	365,717
Zumiez, Inc.*	10,600	176,596

		66,397,704

Textiles, Apparel & Luxury Goods (1.1%)
Deckers Outdoor Corp.*	32,150	16,964,269
G-III Apparel Group Ltd.*	17,500	337,225
Hanesbrands, Inc.	134,980	612,809
Kontoor Brands, Inc.	24,900	1,048,290
Oxford Industries, Inc.	7,600	747,992
Steven Madden Ltd.	34,293	1,121,038
Wolverine World Wide, Inc.	32,200	473,018

		21,304,641

Total Consumer Discretionary		235,455,591

Consumer Staples (3.2%)
Beverages (0.2%)
Coca-Cola Consolidated, Inc.	1,800	1,144,836
Duckhorn Portfolio, Inc. (The)*	13,400	173,798
MGP Ingredients, Inc.	5,400	573,912
National Beverage Corp.*	10,800	522,180
Primo Water Corp.	58,934	739,032
Vita Coco Co., Inc. (The)*	10,960	294,495

		3,448,253

Consumer Staples Distribution & Retail (1.0%)
Andersons, Inc. (The)	13,600	627,640
Chefs’ Warehouse, Inc. (The)*	14,200	507,792
Grocery Outlet Holding Corp.*	460,019	14,081,182
HF Foods Group, Inc.*	4,900	22,981
Ingles Markets, Inc., Class A	6,200	512,430
Natural Grocers by Vitamin Cottage, Inc.	600	7,356
PriceSmart, Inc.	9,000	666,540
SpartanNash Co.	13,800	310,638
Sprouts Farmers Market, Inc.*	47,500	1,744,675
United Natural Foods, Inc.*	24,500	478,975
Village Super Market, Inc., Class A	300	6,846
Weis Markets, Inc.	5,800	372,418

		19,339,473

Food Products (1.3%)
B&G Foods, Inc.	25,300	352,176
Benson Hill, Inc.*	5,900	7,670
Beyond Meat, Inc. (x)*	22,400	290,752
Calavo Growers, Inc.	5,000	145,100
Cal-Maine Foods, Inc.	18,200	819,000
Dole plc	27,430	370,854
Fresh Del Monte Produce, Inc.	12,400	318,804
Freshpet, Inc. (x)*	202,930	13,354,823
Hain Celestial Group, Inc. (The)*	27,400	342,774
Hostess Brands, Inc., Class A*	57,800	1,463,496
J & J Snack Foods Corp.	6,900	1,092,684
John B Sanfilippo & Son, Inc.	3,000	351,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lancaster Colony Corp.	7,800	$1,568,502
Simply Good Foods Co. (The)*	39,203	1,434,438
Sovos Brands, Inc.*	15,220	297,703
SunOpta, Inc.*	35,600	238,164
TreeHouse Foods, Inc.*	20,800	1,047,904
Utz Brands, Inc.	23,600	386,096

		23,882,750

Household Products (0.1%)
Central Garden & Pet Co.*	200	7,754
Central Garden & Pet Co., Class A*	19,300	703,678
Energizer Holdings, Inc.	27,300	916,734
WD-40 Co.	5,600	1,056,440

		2,684,606

Personal Care Products (0.5%)
Beauty Health Co. (The)*	33,700	282,069
BellRing Brands, Inc.*	51,304	1,877,726
e.l.f. Beauty, Inc.*	18,800	2,147,524
Edgewell Personal Care Co.	25,400	1,049,274
Herbalife Ltd.*	36,100	477,964
Inter Parfums, Inc.	8,400	1,135,932
Medifast, Inc.	5,100	470,016
Nature’s Sunshine Products, Inc.*	2,800	38,220
Nu Skin Enterprises, Inc., Class A	19,900	660,680
Thorne HealthTech, Inc.*	600	2,820
USANA Health Sciences, Inc.*	7,400	466,496

		8,608,721

Tobacco (0.1%)
Turning Point Brands, Inc.	200	4,802
Universal Corp.	12,000	599,280
Vector Group Ltd.	60,794	778,771

		1,382,853

Total Consumer Staples		59,346,656

Energy (5.2%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	62,200	637,550
Atlas Energy Solutions, Inc., Class A (x)	2,810	48,781
Borr Drilling Ltd.*	107,000	805,710
Bristow Group, Inc., Class A*	9,133	262,391
Cactus, Inc., Class A	24,400	1,032,608
ChampionX Corp.	77,400	2,402,496
Core Laboratories, Inc.	17,980	418,035
Diamond Offshore Drilling, Inc.*	36,400	518,336
DMC Global, Inc.*	4,800	85,248
Dril-Quip, Inc.*	15,700	365,339
Expro Group Holdings NV*	30,183	534,843
Helix Energy Solutions Group, Inc.*	55,600	410,328
Helmerich & Payne, Inc.	42,200	1,495,990
Liberty Energy, Inc., Class A	65,570	876,671
Nabors Industries Ltd.*	3,300	306,999
Newpark Resources, Inc.*	12,620	66,003
NexTier Oilfield Solutions, Inc. (x)*	66,592	595,332
Noble Corp. plc*	41,291	1,705,731
Oceaneering International, Inc.*	46,600	871,420
Oil States International, Inc.*	13,700	102,339
Patterson-UTI Energy, Inc.	78,100	934,857
ProFrac Holding Corp., Class A*	12,910	144,076
ProPetro Holding Corp.*	33,200	273,568
RPC, Inc.	22,315	159,552
Seadrill Ltd.*	19,380	799,813
Select Water Solutions, Inc., Class A	20,200	163,620
Solaris Oilfield Infrastructure, Inc., Class A	19,800	164,934
TechnipFMC plc*	636,218	10,573,943
TETRA Technologies, Inc.*	7,200	24,336
Tidewater, Inc.*	21,850	1,211,364
US Silica Holdings, Inc.*	23,500	285,055
Valaris Ltd.*	22,200	1,397,046
Weatherford International plc*	25,700	1,706,994

		31,381,308

Oil, Gas & Consumable Fuels (3.5%)
Amplify Energy Corp.*	5,700	38,589
Arch Resources, Inc.	6,600	744,216
Ardmore Shipping Corp.	10,090	124,612
Berry Corp.	18,660	128,381
California Resources Corp.	33,700	1,526,273
Callon Petroleum Co.*	22,400	785,568
Centrus Energy Corp., Class A*	3,670	119,495
Chord Energy Corp.	17,223	2,648,885
Civitas Resources, Inc.	26,556	1,842,190
Clean Energy Fuels Corp.*	76,500	379,440
CNX Resources Corp.*	62,630	1,109,804
Comstock Resources, Inc. (x)	35,700	414,120
CONSOL Energy, Inc.	12,800	867,968
Crescent Energy Co., Class A (x)	17,400	181,308
CVR Energy, Inc.(x)	10,800	323,568
Delek US Holdings, Inc.	25,680	615,036
Denbury, Inc.*	20,200	1,742,452
DHT Holdings, Inc.	51,900	442,707
Dorian LPG Ltd.	14,715	377,440
Earthstone Energy, Inc., Class A (x)*	16,500	235,785
Empire Petroleum Corp.*	400	3,640
Encore Energy Corp.*	7,400	17,834
Energy Fuels, Inc.*	57,100	356,304
Enviva, Inc.	14,330	155,481
Equitrans Midstream Corp.	163,800	1,565,928
Excelerate Energy, Inc., Class A	9,300	189,069
FLEX LNG Ltd.	10,400	317,512
Gevo, Inc.(x)*	95,100	144,552
Golar LNG Ltd.	46,400	935,888
Granite Ridge Resources, Inc.	2,110	13,989
Green Plains, Inc.*	17,900	577,096
Gulfport Energy Corp.*	4,300	451,801
HighPeak Energy, Inc. (x)	12,250	133,280
International Seaways, Inc.	17,955	686,599
Kinetik Holdings, Inc., Class A	6,400	224,896
Kosmos Energy Ltd.*	200,900	1,203,391
Magnolia Oil & Gas Corp., Class A	70,330	1,469,897
Matador Resources Co.	188,869	9,881,626
Murphy Oil Corp.	58,700	2,248,210
NACCO Industries, Inc., Class A	200	6,932
NextDecade Corp. (x)*	48,620	399,170
Nordic American Tankers Ltd.	78,710	288,866
Northern Oil and Gas, Inc.	28,820	989,102
Par Pacific Holdings, Inc.*	21,190	563,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PBF Energy, Inc., Class A	45,614	$1,867,437
Peabody Energy Corp.	42,900	929,214
Permian Resources Corp., Class A	948,818	10,399,045
REX American Resources Corp.*	6,800	236,708
Riley Exploration Permian, Inc.	1,200	42,864
Ring Energy, Inc.*	24,600	42,066
SandRidge Energy, Inc.	13,000	198,250
Scorpio Tankers, Inc.	22,100	1,043,783
SFL Corp. Ltd.	47,800	445,974
SilverBow Resources, Inc. (x)*	6,360	185,203
Sitio Royalties Corp., Class A (x)	30,957	813,240
SM Energy Co.	50,400	1,594,152
Southwestern Energy Co.*	1,339,800	8,052,198
Talos Energy, Inc.*	42,880	594,746
Teekay Corp.*	15,670	94,647
Teekay Tankers Ltd., Class A	9,170	350,569
Tellurian, Inc. (x)*	185,800	261,978
Uranium Energy Corp. (x)*	124,800	424,320
VAALCO Energy, Inc.	30,910	116,222
Vertex Energy, Inc. (x)*	51,280	320,500
Vital Energy, Inc.*	5,000	225,750
Vitesse Energy, Inc. (x)	6,470	144,928
W&T Offshore, Inc.*	45,490	176,046
World Kinect Corp.	31,600	653,488

		66,686,094

Total Energy		98,067,402

Financials (11.4%)
Banks (3.7%)
1st Source Corp.	6,535	274,013
ACNB Corp.	240	7,961
Amalgamated Financial Corp.	9,820	158,004
Amerant Bancorp, Inc., Class A	10,400	178,776
American National Bankshares, Inc.	3,920	113,602
Ameris Bancorp	24,920	852,513
Ames National Corp.	310	5,589
Arrow Financial Corp.	3,814	76,814
Associated Banc-Corp.	60,600	983,538
Atlantic Union Bankshares Corp.	31,544	818,567
Axos Financial, Inc.*	21,380	843,227
Banc of California, Inc.	21,000	243,180
BancFirst Corp.	8,200	754,400
Bancorp, Inc. (The)*	23,500	767,275
Bank First Corp. (x)	3,580	297,856
Bank of Hawaii Corp.	15,040	620,099
Bank of Marin Bancorp	1,510	26,682
Bank of NT Butterfield & Son Ltd. (The)	26,100	714,096
Bank7 Corp.	160	3,925
BankUnited, Inc.	29,700	640,035
Bankwell Financial Group, Inc.	360	8,777
Banner Corp.	13,700	598,279
Bar Harbor Bankshares	920	22,669
BayCom Corp.	850	14,178
BCB Bancorp, Inc.	760	8,922
Berkshire Hills Bancorp, Inc.	20,400	422,892
Blue Foundry Bancorp*	1,370	13,851
Blue Ridge Bankshares, Inc.	320	2,832
Bridgewater Bancshares, Inc.*	3,150	31,028
Brookline Bancorp, Inc.	35,832	313,172
Burke & Herbert Financial Services Corp. (x)	190	12,198
Business First Bancshares, Inc.	1,740	26,222
Byline Bancorp, Inc.	6,730	121,746
C&F Financial Corp. (x)	100	5,370
Cadence Bank	67,753	1,330,669
Cambridge Bancorp	1,080	58,655
Camden National Corp.	4,935	152,837
Capital Bancorp, Inc.	210	3,801
Capital City Bank Group, Inc.	5,360	164,230
Capitol Federal Financial, Inc.	60,600	373,902
Capstar Financial Holdings, Inc.	1,760	21,595
Carter Bankshares, Inc.*	2,800	41,412
Cathay General Bancorp	29,001	933,542
Central Pacific Financial Corp.	10,500	164,955
Central Valley Community Bancorp	300	4,635
Chemung Financial Corp.	130	4,993
ChoiceOne Financial Services, Inc. (x)	150	3,450
Citizens & Northern Corp.	4,600	88,780
Citizens Financial Services, Inc. (x)	160	11,915
City Holding Co.	7,300	656,927
Civista Bancshares, Inc.	3,220	56,028
CNB Financial Corp.	4,240	74,836
Coastal Financial Corp.*	1,200	45,180
Codorus Valley Bancorp, Inc.	220	4,314
Colony Bankcorp, Inc.	950	8,949
Columbia Financial, Inc.*	15,100	261,079
Community Bank System, Inc.	22,596	1,059,300
Community Financial Corp. (The) (x)	170	4,605
Community Trust Bancorp, Inc.	6,100	216,977
ConnectOne Bancorp, Inc.	16,200	268,758
CrossFirst Bankshares, Inc.*	8,990	89,900
Customers Bancorp, Inc.*	10,800	326,808
CVB Financial Corp.	51,335	681,729
Dime Community Bancshares, Inc.	15,719	277,126
Eagle Bancorp, Inc.	12,230	258,787
Eastern Bankshares, Inc.	64,370	789,820
Enterprise Bancorp, Inc.	1,090	31,545
Enterprise Financial Services Corp.	16,084	628,884
Equity Bancshares, Inc., Class A	3,490	79,502
Esquire Financial Holdings, Inc.	500	22,870
ESSA Bancorp, Inc. (x)	260	3,887
Evans Bancorp, Inc.	180	4,487
Farmers & Merchants Bancorp, Inc.	900	20,259
Farmers National Banc Corp.(x)	6,260	77,436
FB Financial Corp.	16,444	461,254
Fidelity D&D Bancorp, Inc.(x)	130	6,317
Financial Institutions, Inc.	2,240	35,258
First Bancorp (Nasdaq Stock Exchange)	17,188	511,343
First Bancorp	78,100	954,382
First Bancorp, Inc. (The)	3,390	82,513
First Bancshares, Inc. (The)	11,630	300,519
First Bank	730	7,577
First Busey Corp.	26,331	529,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
First Business Financial Services, Inc.	180	$5,308
First Commonwealth Financial Corp.	36,600	462,990
First Community Bankshares, Inc.	4,630	137,650
First Community Corp.	280	4,861
First Financial Bancorp	35,765	731,037
First Financial Bankshares, Inc.	54,800	1,561,252
First Financial Corp.	1,010	32,795
First Foundation, Inc.	28,700	113,939
First Interstate BancSystem, Inc., Class A	39,134	932,955
First Merchants Corp.	26,420	745,837
First Mid Bancshares, Inc.	6,800	164,152
First of Long Island Corp. (The)	3,410	40,988
First Western Financial, Inc.*	130	2,418
Five Star Bancorp	910	20,357
Flushing Financial Corp.	4,090	50,266
FS Bancorp, Inc. (x)	200	6,014
Fulton Financial Corp.	61,300	730,696
FVCBankcorp, Inc.*	485	5,223
German American Bancorp, Inc.	15,650	425,367
Glacier Bancorp, Inc.	46,430	1,447,223
Great Southern Bancorp, Inc. (x)	2,780	141,029
Greene County Bancorp, Inc. (x)	790	23,542
Guaranty Bancshares, Inc.	1,620	43,870
Hancock Whitney Corp.	35,902	1,377,919
Hanmi Financial Corp.	11,800	176,174
HarborOne Bancorp, Inc.	10,720	93,050
HBT Financial, Inc.	2,110	38,908
Heartland Financial USA, Inc.	17,055	475,323
Heritage Commerce Corp.	22,800	188,784
Heritage Financial Corp.	15,266	246,851
Hilltop Holdings, Inc.	24,399	767,593
Hingham Institution For Savings (The)(x)	490	104,458
Home Bancorp, Inc.	1,060	35,203
Home BancShares, Inc.	80,175	1,827,990
HomeStreet, Inc.	15,200	89,984
HomeTrust Bancshares, Inc.	3,960	82,724
Hope Bancorp, Inc.	44,585	375,406
Horizon Bancorp, Inc.	17,900	186,339
Independent Bank Corp.	1,860	31,546
Independent Bank Corp./MA	19,045	847,693
Independent Bank Group, Inc.	13,962	482,108
International Bancshares Corp.	20,600	910,520
John Marshall Bancorp, Inc. (x)	310	6,228
Kearny Financial Corp.	25,265	178,118
Lakeland Bancorp, Inc.	32,010	428,614
Lakeland Financial Corp.	10,455	507,277
LCNB Corp.	340	5,018
Live Oak Bancshares, Inc.	12,400	326,244
Luther Burbank Corp.	11,590	103,383
Macatawa Bank Corp.	4,010	37,213
MainStreet Bancshares, Inc.	340	7,704
Mercantile Bank Corp.	1,870	51,649
Metrocity Bankshares, Inc.	2,390	42,757
Metropolitan Bank Holding Corp.*	7,800	270,894
Mid Penn Bancorp, Inc.	790	17,443
Middlefield Banc Corp.	250	6,700
Midland States Bancorp, Inc.	1,530	30,462
MidWestOne Financial Group, Inc.	1,150	24,576
MVB Financial Corp.	570	12,016
National Bank Holdings Corp., Class A	11,300	328,152
National Bankshares, Inc.	140	4,087
NBT Bancorp, Inc.	16,295	518,996
Nicolet Bankshares, Inc.	4,800	325,968
Northeast Bank	430	17,918
Northeast Community Bancorp, Inc.(x)	1,020	15,178
Northfield Bancorp, Inc.	6,240	68,515
Northrim Bancorp, Inc.	280	11,012
Northwest Bancshares, Inc.	55,870	592,222
Norwood Financial Corp.	310	9,154
Oak Valley Bancorp (x)	270	6,801
OceanFirst Financial Corp.	24,343	380,238
OFG Bancorp	26,100	680,688
Old National Bancorp	119,906	1,671,490
Old Second Bancorp, Inc.	12,500	163,250
Orange County Bancorp, Inc. (x)	230	8,510
Origin Bancorp, Inc.	16,520	484,036
Orrstown Financial Services, Inc.	1,050	20,107
Pacific Premier Bancorp, Inc.	38,550	797,214
PacWest Bancorp (x)	45,990	374,819
Park National Corp.	6,450	659,964
Parke Bancorp, Inc.	200	3,398
Pathward Financial, Inc.	11,000	509,960
PCB Bancorp	430	6,325
Peapack-Gladstone Financial Corp.	5,190	140,545
Penns Woods Bancorp, Inc. (x)	190	4,756
Peoples Bancorp, Inc.	9,734	258,438
Peoples Financial Services Corp.	520	22,771
Pioneer Bancorp, Inc.*	200	1,790
Plumas Bancorp	170	6,067
Ponce Financial Group, Inc. (x)*	1,220	10,602
Preferred Bank	4,900	269,451
Premier Financial Corp.	14,994	240,204
Primis Financial Corp.	2,520	21,218
Princeton Bancorp, Inc. (x)	170	4,644
Provident Financial Services, Inc.	36,756	600,593
QCR Holdings, Inc.	5,800	237,974
RBB Bancorp	1,600	19,104
Red River Bancshares, Inc.	510	25,061
Renasant Corp.	26,500	692,445
Republic Bancorp, Inc., Class A	3,060	130,050
S&T Bancorp, Inc.	21,059	572,594
Sandy Spring Bancorp, Inc.	16,589	376,239
Seacoast Banking Corp. of Florida	39,605	875,270
ServisFirst Bancshares, Inc.	19,300	789,756
Shore Bancshares, Inc.	1,060	12,254
Sierra Bancorp	3,320	56,340
Simmons First National Corp., Class A	49,819	859,378
SmartFinancial, Inc.	1,350	29,038
South Plains Financial, Inc.	1,520	34,215
Southern First Bancshares, Inc.*	750	18,562
Southern Missouri Bancorp, Inc.	1,460	56,137
Southern States Bancshares, Inc.	190	4,009
Southside Bancshares, Inc.	14,736	385,494
SouthState Corp.	29,150	1,918,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Stellar Bancorp, Inc.	15,654	$358,320
Sterling Bancorp, Inc.*	400	2,188
Stock Yards Bancorp, Inc.	12,150	551,245
Summit Financial Group, Inc.	1,620	33,469
Texas Capital Bancshares, Inc.*	19,400	999,100
Third Coast Bancshares, Inc.*	1,030	16,346
Timberland Bancorp, Inc.	310	7,930
Tompkins Financial Corp.	7,351	409,451
Towne Bank	29,009	674,169
TriCo Bancshares	10,782	357,962
Triumph Financial, Inc.*	9,000	546,480
TrustCo Bank Corp.	2,440	69,808
Trustmark Corp.	23,320	492,518
UMB Financial Corp.	19,360	1,179,024
United Bankshares, Inc.	51,502	1,528,064
United Community Banks, Inc.	41,300	1,032,087
Unity Bancorp, Inc.	240	5,662
Univest Financial Corp.	11,100	200,688
USCB Financial Holdings, Inc.*	660	6,732
Valley National Bancorp	167,509	1,298,195
Veritex Holdings, Inc.	17,824	319,584
Virginia National Bankshares Corp.	330	10,610
Washington Federal, Inc.	25,000	663,000
Washington Trust Bancorp, Inc.	7,420	198,930
WesBanco, Inc.	22,675	580,707
West Bancorp, Inc.	4,670	85,975
Westamerica Bancorp	13,500	517,050
WSFS Financial Corp.	29,381	1,108,251

		69,989,322

Capital Markets (2.3%)
AlTi Global, Inc. (x)*	1,180	9,039
Ares Management Corp., Class A	106,770	10,287,289
Artisan Partners Asset Management, Inc., Class A (x)	27,100	1,065,301
AssetMark Financial Holdings, Inc.*	6,790	201,391
Avantax, Inc.*	18,200	407,316
B Riley Financial, Inc. (x)	8,600	395,428
Bakkt Holdings, Inc.*	27,750	34,132
BGC Partners, Inc., Class A	151,900	672,917
Brightsphere Investment Group, Inc.	12,108	253,663
Cohen & Steers, Inc.	11,366	659,114
Diamond Hill Investment Group, Inc.	210	35,973
Donnelley Financial Solutions, Inc.*	12,400	564,572
Focus Financial Partners, Inc., Class A*	23,027	1,209,148
Forge Global Holdings, Inc. (x)*	5,160	12,539
GCM Grosvenor, Inc., Class A	2,740	20,660
Hamilton Lane, Inc., Class A	14,800	1,183,704
MarketAxess Holdings, Inc.	33,480	8,752,341
MarketWise, Inc.	7,170	14,340
Moelis & Co., Class A	25,500	1,156,170
Open Lending Corp.*	41,800	439,318
P10, Inc., Class A (x)	2,000	22,600
Patria Investments Ltd., Class A	20,850	298,155
Perella Weinberg Partners, Class A	16,620	138,445
Piper Sandler Cos.	8,000	1,034,080
PJT Partners, Inc., Class A	158,935	11,068,233
Sculptor Capital Management, Inc., Class A	4,400	38,852
Silvercrest Asset Management Group, Inc., Class A	320	6,480
StepStone Group, Inc., Class A	20,700	513,567
StoneX Group, Inc.*	6,446	535,534
Value Line, Inc.	100	4,590
Victory Capital Holdings, Inc., Class A	15,800	498,332
Virtus Investment Partners, Inc.	3,395	670,411
WisdomTree, Inc.	53,000	363,580

		42,567,214

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	1,300	54,613
Bread Financial Holdings, Inc.	18,200	571,298
Consumer Portfolio Services, Inc.*	1,400	16,338
Encore Capital Group, Inc.*	11,250	546,975
Enova International, Inc.*	16,700	887,104
FirstCash Holdings, Inc.	16,004	1,493,653
Green Dot Corp., Class A*	25,200	472,248
LendingClub Corp.*	38,200	372,450
LendingTree, Inc.*	12,420	274,606
Navient Corp.	35,497	659,534
Nelnet, Inc., Class A	6,550	631,944
NerdWallet, Inc., Class A*	13,320	125,341
OppFi, Inc. (x)*	900	1,836
PRA Group, Inc.*	17,960	410,386
PROG Holdings, Inc.*	17,760	570,451
Regional Management Corp.	490	14,945
Upstart Holdings, Inc. (x)*	27,640	989,789
World Acceptance Corp.*	2,700	361,827

		8,455,338

Financial Services (2.4%)
Acacia Research Corp. (x)*	3,240	13,478
Alerus Financial Corp.	720	12,946
A-Mark Precious Metals, Inc.	6,400	239,584
AvidXchange Holdings, Inc.*	53,400	554,292
Banco Latinoamericano de Comercio Exterior SA, Class E	2,900	63,974
Cannae Holdings, Inc.*	27,500	555,775
Cantaloupe, Inc.*	9,790	77,928
Cass Information Systems, Inc.	2,313	89,698
Compass Diversified Holdings	22,100	479,349
Enact Holdings, Inc.	8,500	213,605
Essent Group Ltd.	44,300	2,073,240
Evertec, Inc.	22,696	835,894
Federal Agricultural Mortgage Corp., Class C	4,000	574,960
Finance of America Cos., Inc., Class A*	2,730	5,214
Flywire Corp.*	465,027	14,434,438
Home Point Capital, Inc.*	1,340	3,109
I3 Verticals, Inc., Class A*	4,090	93,497
International Money Express, Inc.*	11,900	291,907
Jackson Financial, Inc., Class A	36,700	1,123,387
Marqeta, Inc., Class A*	187,960	915,365
Merchants Bancorp	4,060	103,855
Mr Cooper Group, Inc.*	26,761	1,355,177
NewtekOne, Inc. (x)	4,430	70,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NMI Holdings, Inc., Class A*	40,300	$1,040,546
Ocwen Financial Corp.*	300	8,991
Pagseguro Digital Ltd., Class A*	76,150	718,856
Payoneer Global, Inc.*	135,850	653,439
Paysafe Ltd. (x)*	18,964	191,347
Paysign, Inc.*	2,090	5,121
PennyMac Financial Services, Inc.	12,000	843,720
Priority Technology Holdings, Inc.*	400	1,448
Radian Group, Inc.	67,566	1,708,068
Remitly Global, Inc.*	30,600	575,892
Repay Holdings Corp., Class A*	29,100	227,853
Security National Financial Corp., Class A*	400	3,548
Shift4 Payments, Inc., Class A (x)*	191,573	13,009,722
StoneCo Ltd., Class A*	111,640	1,422,294
SWK Holdings Corp.*	130	2,176
Velocity Financial, Inc.*	330	3,805
Walker & Dunlop, Inc.	11,300	893,717
Waterstone Financial, Inc.	2,340	33,907

		45,525,559

Insurance (1.9%)
Ambac Financial Group, Inc.*	14,370	204,629
American Equity Investment Life Holding Co.	27,280	1,421,561
AMERISAFE, Inc.	8,790	468,683
Argo Group International Holdings Ltd.	16,910	500,705
BRP Group, Inc., Class A*	23,200	574,896
CNO Financial Group, Inc.	52,600	1,245,042
Crawford & Co., Class A	3,780	41,920
Donegal Group, Inc., Class A	6,090	87,879
eHealth, Inc.*	18,690	150,268
Employers Holdings, Inc.	10,481	392,094
Enstar Group Ltd.*	4,750	1,160,140
F&G Annuities & Life, Inc.	2,760	68,393
Genworth Financial, Inc., Class A*	189,998	949,990
GoHealth, Inc., Class A(x)*	540	10,643
Goosehead Insurance, Inc., Class A*	8,260	519,471
Greenlight Capital Re Ltd., Class A*	5,116	53,897
HCI Group, Inc.	4,100	253,298
Hippo Holdings, Inc.*	2,075	34,300
Horace Mann Educators Corp.	18,310	543,075
Investors Title Co.	40	5,840
James River Group Holdings Ltd.	14,500	264,770
Kingsway Financial Services, Inc.*	1,080	8,802
Kinsale Capital Group, Inc.	52,230	19,544,466
Lemonade, Inc. (x)*	14,700	247,695
Maiden Holdings Ltd.*	2,040	4,284
MBIA, Inc.*	22,020	190,253
Mercury General Corp.	9,700	293,619
National Western Life Group, Inc., Class A	600	249,336
NI Holdings, Inc.*	4,010	59,548
Oscar Health, Inc., Class A*	67,900	547,274
Palomar Holdings, Inc.*	11,600	673,264
ProAssurance Corp.	25,000	377,250
Safety Insurance Group, Inc.	5,424	389,009
Selective Insurance Group, Inc.	23,840	2,287,448
Selectquote, Inc.*	73,749	143,811
SiriusPoint Ltd.*	36,000	325,080
Skyward Specialty Insurance Group, Inc.*	2,790	70,866
Stewart Information Services Corp.	12,600	518,364
Tiptree, Inc., Class A	900	13,509
Trupanion, Inc.*	15,000	295,200
United Fire Group, Inc.	7,800	176,748
United Insurance Holdings Corp. (x)*	2,070	9,232
Universal Insurance Holdings, Inc.	2,110	32,557

		35,409,109

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AFC Gamma, Inc. (REIT)	1,520	18,924
Angel Oak Mortgage REIT, Inc. (REIT)	1,190	9,806
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	798,603
Arbor Realty Trust, Inc. (REIT)	64,200	951,444
Ares Commercial Real Estate Corp. (REIT) (x)	19,900	201,985
ARMOUR Residential REIT, Inc. (REIT) (x)	75,240	401,029
Blackstone Mortgage Trust, Inc. (REIT), Class A	66,200	1,377,622
BrightSpire Capital, Inc. (REIT), Class A	72,780	489,809
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,140	17,271
Chimera Investment Corp. (REIT)	95,600	551,612
Claros Mortgage Trust, Inc. (REIT)	33,500	379,890
Dynex Capital, Inc. (REIT) (x)	20,920	263,383
Ellington Financial, Inc. (REIT)	20,700	285,660
Franklin BSP Realty Trust, Inc. (REIT)	30,600	433,296
Granite Point Mortgage Trust, Inc. (REIT)	10,910	57,823
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	39,680	992,000
Invesco Mortgage Capital, Inc. (REIT) (x)	17,469	200,370
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	228,796
Ladder Capital Corp. (REIT), Class A	54,887	595,524
MFA Financial, Inc. (REIT)	56,525	635,341
New York Mortgage Trust, Inc. (REIT)	42,650	423,088
Nexpoint Real Estate Finance, Inc. (REIT)	720	11,225
Orchid Island Capital, Inc. (REIT) (x)	28,520	295,182
PennyMac Mortgage Investment Trust (REIT)	40,863	550,833
Ready Capital Corp. (REIT) (x)	66,972	755,444
Redwood Trust, Inc. (REIT)	57,300	365,001
TPG RE Finance Trust, Inc. (REIT)	22,770	168,726
Two Harbors Investment Corp. (REIT)	34,125	473,655

		11,933,342

Total Financials		213,879,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (18.2%)
Biotechnology (8.4%)
2seventy bio, Inc.*	21,630	$218,896
4D Molecular Therapeutics, Inc.*	10,840	195,879
89bio, Inc.(x)*	23,690	448,925
Aadi Bioscience, Inc. (x)*	1,880	12,859
ACADIA Pharmaceuticals, Inc.*	47,900	1,147,205
ACELYRIN, Inc.*	173,678	3,629,870
Acrivon Therapeutics, Inc.*	330	4,277
Actinium Pharmaceuticals, Inc. (x)*	1,910	14,172
Adicet Bio, Inc.*	14,520	35,284
ADMA Biologics, Inc.*	80,740	297,931
Aerovate Therapeutics, Inc. (x)*	1,750	30,012
Agenus, Inc.*	120,400	192,640
Agios Pharmaceuticals, Inc.*	24,700	699,504
Akero Therapeutics, Inc.*	17,220	804,002
Aldeyra Therapeutics, Inc.*	17,590	147,580
Alector, Inc.*	22,900	137,629
Alkermes plc*	64,200	2,009,460
Allakos, Inc. (x)*	9,440	41,158
Allogene Therapeutics, Inc.*	46,917	233,177
Allovir, Inc.*	15,340	52,156
Alpine Immune Sciences, Inc. (x)*	2,970	30,532
Altimmune, Inc.*	23,570	83,202
ALX Oncology Holdings, Inc.*	9,140	68,641
Amicus Therapeutics, Inc.*	119,949	1,506,559
AnaptysBio, Inc.*	9,660	196,484
Anavex Life Sciences Corp. (x)*	24,300	197,559
Anika Therapeutics, Inc.*	6,200	161,076
Annexon, Inc.*	20,310	71,491
Arbutus Biopharma Corp.*	16,140	37,122
Arcellx, Inc.*	11,700	369,954
Arcturus Therapeutics Holdings, Inc.*	10,200	292,536
Arcus Biosciences, Inc.*	184,663	3,750,506
Arcutis Biotherapeutics, Inc. (x)*	29,430	280,468
Ardelyx, Inc.*	81,640	276,760
Arrowhead Pharmaceuticals, Inc.*	40,600	1,447,796
ARS Pharmaceuticals, Inc. (x)*	8,260	55,342
Ascendis Pharma A/S (ADR)*	42,042	3,752,248
Astria Therapeutics, Inc.*	2,460	20,492
Atara Biotherapeutics, Inc.*	71,700	115,437
Aura Biosciences, Inc.*	1,620	20,007
Aurinia Pharmaceuticals, Inc.*	48,800	472,384
Avid Bioservices, Inc.*	24,500	342,265
Avidity Biosciences, Inc.*	27,100	300,539
Avita Medical, Inc.*	2,630	44,736
Beam Therapeutics, Inc. (x)*	23,100	737,583
BioAtla, Inc.*	4,180	12,540
BioCryst Pharmaceuticals, Inc.*	77,400	544,896
Biohaven Ltd.*	24,350	582,452
Biomea Fusion, Inc. (x)*	7,750	170,112
BioVie, Inc., Class A*	2,170	9,353
Bioxcel Therapeutics, Inc.*	13,690	91,175
Bluebird Bio, Inc. (x)*	47,600	156,604
Blueprint Medicines Corp.*	126,220	7,977,104
Bridgebio Pharma, Inc.*	43,076	740,907
Cabaletta Bio, Inc.*	3,700	47,767
CareDx, Inc.*	23,500	199,750
Caribou Biosciences, Inc.*	16,860	71,655
Carisma Therapeutics, Inc. (x)	3,390	29,730
Catalyst Pharmaceuticals, Inc.*	42,700	$573,888
Celcuity, Inc. (x)*	670	7,357
Celldex Therapeutics, Inc.*	15,700	532,701
Century Therapeutics, Inc. (x)*	2,840	8,974
Cerevel Therapeutics Holdings, Inc. (x)*	28,150	894,889
Chinook Therapeutics, Inc.*	19,340	743,043
Cogent Biosciences, Inc.*	24,900	294,816
Coherus Biosciences, Inc.*	83,910	358,296
Compass Therapeutics, Inc.*	4,260	13,547
Crinetics Pharmaceuticals, Inc.*	19,200	345,984
Cue Biopharma, Inc. (x)*	2,600	9,490
Cullinan Oncology, Inc.*	16,600	178,616
Cytokinetics, Inc.*	40,050	1,306,431
Day One Biopharmaceuticals, Inc.*	15,400	183,876
Deciphera Pharmaceuticals, Inc.*	18,600	261,888
Denali Therapeutics, Inc.*	41,900	1,236,469
Design Therapeutics, Inc.*	11,500	72,450
Disc Medicine, Inc. (x)*	2,890	128,316
Dynavax Technologies Corp.*	47,500	613,700
Dyne Therapeutics, Inc.*	11,900	133,875
Eagle Pharmaceuticals, Inc.*	8,810	171,266
Editas Medicine, Inc., Class A*	27,600	227,148
Emergent BioSolutions, Inc.*	20,700	152,145
Enanta Pharmaceuticals, Inc.*	7,900	169,060
Entrada Therapeutics, Inc. (x)*	910	13,777
EQRx, Inc. (x)*	99,340	184,772
Erasca, Inc.*	32,760	90,418
Fate Therapeutics, Inc.*	34,500	164,220
Fennec Pharmaceuticals, Inc. (x)*	1,420	12,539
FibroGen, Inc.*	42,600	115,020
Foghorn Therapeutics, Inc.*	3,040	21,402
Genelux Corp. (x)*	410	13,415
Generation Bio Co.*	20,838	114,609
Geron Corp.*	190,880	612,725
Graphite Bio, Inc.*	760	1,976
Gritstone bio, Inc.*	9,000	17,550
Halozyme Therapeutics, Inc.*	52,800	1,904,496
Heron Therapeutics, Inc. (x)*	87,060	100,990
HilleVax, Inc.*	2,170	37,302
Humacyte, Inc.*	9,220	26,369
Icosavax, Inc.*	3,370	33,464
Ideaya Biosciences, Inc.*	20,810	489,035
IGM Biosciences, Inc. (x)*	12,840	118,513
Immuneering Corp., Class A (x)*	1,010	10,241
ImmunityBio, Inc.*	75,520	209,946
ImmunoGen, Inc.*	106,300	2,005,881
Immunovant, Inc.*	25,800	489,426
Inhibrx, Inc.*	10,800	280,368
Inozyme Pharma, Inc. (x)*	4,610	25,678
Insmed, Inc.*	50,400	1,063,440
Intellia Therapeutics, Inc.*	148,703	6,064,108
Intercept Pharmaceuticals, Inc.*	25,260	279,376
Iovance Biotherapeutics, Inc.*	79,740	561,370
Ironwood Pharmaceuticals, Inc., Class A*	49,800	529,872
iTeos Therapeutics, Inc.*	13,830	183,109
IVERIC bio, Inc.*	92,642	3,644,536
Janux Therapeutics, Inc.*	3,320	39,408
KalVista Pharmaceuticals, Inc.*	6,120	55,080
Karuna Therapeutics, Inc.*	35,882	7,781,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Karyopharm Therapeutics, Inc.*	83,450	$149,375
Keros Therapeutics, Inc.*	6,500	261,170
Kezar Life Sciences, Inc. (x)*	32,828	80,429
Kiniksa Pharmaceuticals Ltd., Class A*	12,900	181,632
Kodiak Sciences, Inc.*	27,580	190,302
Krystal Biotech, Inc.*	7,500	880,500
Kura Oncology, Inc.*	26,400	279,312
Kymera Therapeutics, Inc.*	11,600	266,684
Larimar Therapeutics, Inc.*	2,230	6,980
Legend Biotech Corp. (ADR)*	96,278	6,646,070
Lexicon Pharmaceuticals, Inc. (x)*	54,280	124,301
Lineage Cell Therapeutics, Inc.*	6,470	9,123
Lyell Immunopharma, Inc.*	56,772	180,535
MacroGenics, Inc.*	37,400	200,090
Madrigal Pharmaceuticals, Inc.*	28,136	6,499,416
MannKind Corp.*	96,800	393,976
MeiraGTx Holdings plc*	14,520	97,574
Merrimack Pharmaceuticals, Inc. (x)*	590	7,257
Mersana Therapeutics, Inc.*	85,980	282,874
MiMedx Group, Inc.*	49,500	327,195
Mineralys Therapeutics, Inc.*	1,920	32,736
Mirum Pharmaceuticals, Inc. (x)*	11,000	284,570
Monte Rosa Therapeutics, Inc.*	5,110	35,004
Morphic Holding, Inc.*	93,328	5,350,494
Myriad Genetics, Inc.*	38,100	883,158
Natera, Inc.*	277,008	13,479,209
Nkarta, Inc.*	22,110	48,421
Novavax, Inc.*	36,650	272,309
Nurix Therapeutics, Inc.*	15,650	156,344
Nuvalent, Inc., Class A*	6,900	290,973
Nuvectis Pharma, Inc.*	730	11,658
Ocean Biomedical, Inc. (x)*	27,540	165,515
Olema Pharmaceuticals, Inc. (x)*	3,590	32,418
Omega Therapeutics, Inc.*	1,180	6,608
Organogenesis Holdings, Inc., Class A*	40,910	135,821
ORIC Pharmaceuticals, Inc. (x)*	2,980	23,125
Outlook Therapeutics, Inc.*	22,450	39,063
Ovid therapeutics, Inc.*	2,340	7,675
PDL BioPharma, Inc. (r)(x)*	73,900	6,573
PDS Biotechnology Corp. (x)*	18,920	95,168
PepGen, Inc.*	1,550	13,857
PMV Pharmaceuticals, Inc.*	20,810	130,271
Point Biopharma Global, Inc. (x)*	50,120	454,087
Poseida Therapeutics, Inc., Class A (x)*	6,570	11,563
Precigen, Inc. (x)*	54,940	63,181
Prelude Therapeutics, Inc.*	900	4,050
Prime Medicine, Inc. (x)*	5,140	75,301
ProKidney Corp., Class A (x)*	3,070	34,353
Protagonist Therapeutics, Inc.*	20,800	574,496
Protalix BioTherapeutics, Inc. (x)*	11,700	23,400
Prothena Corp. plc*	15,890	1,084,969
PTC Therapeutics, Inc.*	30,800	1,252,636
Rallybio Corp. (x)*	1,660	9,396
RAPT Therapeutics, Inc. (x)*	9,200	172,040
Recursion Pharmaceuticals, Inc., Class A*	43,815	327,298
REGENXBIO, Inc.*	18,700	373,813
Relay Therapeutics, Inc.*	37,500	471,000
Reneo Pharmaceuticals, Inc.*	1,430	9,381
Replimune Group, Inc.*	15,600	362,232
REVOLUTION Medicines, Inc.*	38,870	1,039,773
Rhythm Pharmaceuticals, Inc. (x)*	19,690	324,688
Rigel Pharmaceuticals, Inc.*	88,540	114,217
Rocket Pharmaceuticals, Inc.*	28,420	564,705
Sage Therapeutics, Inc.*	19,000	893,380
Sana Biotechnology, Inc.*	33,400	199,064
Sangamo Therapeutics, Inc.*	81,450	105,885
Sarepta Therapeutics, Inc.*	79,032	9,050,745
Savara, Inc.*	5,970	19,074
Scholar Rock Holding Corp.*	2,650	19,981
Selecta Biosciences, Inc.*	11,360	12,723
Seres Therapeutics, Inc. (x)*	33,500	160,465
SpringWorks Therapeutics, Inc. (x)*	22,330	585,493
Stoke Therapeutics, Inc.*	14,010	148,926
Summit Therapeutics, Inc. (x)*	24,180	60,692
Sutro Biopharma, Inc.*	20,950	97,418
Syndax Pharmaceuticals, Inc.*	25,250	528,483
Tango Therapeutics, Inc.*	6,080	20,186
Tenaya Therapeutics, Inc.*	5,910	34,692
TG Therapeutics, Inc.*	54,400	1,351,296
Travere Therapeutics, Inc.*	24,000	368,640
Twist Bioscience Corp.*	20,373	416,832
Tyra Biosciences, Inc. (x)*	1,370	23,331
Ultragenyx Pharmaceutical, Inc.*	123,162	5,681,463
UroGen Pharma Ltd. (x)*	1,640	16,974
Vanda Pharmaceuticals, Inc.*	27,473	181,047
Vaxcyte, Inc.*	150,657	7,523,811
Vaxxinity, Inc., Class A*	1,640	4,133
Vera Therapeutics, Inc., Class A (x)*	12,390	198,859
Veracyte, Inc.*	28,100	715,707
Vericel Corp.*	20,300	762,671
Verve Therapeutics, Inc.*	13,700	256,875
Vigil Neuroscience, Inc. (x)*	560	5,264
Viking Therapeutics, Inc. (x)*	232,097	3,762,292
Vir Biotechnology, Inc.*	214,640	5,265,119
Viridian Therapeutics, Inc.*	14,600	347,334
Vor BioPharma, Inc. (x)*	1,550	4,790
Voyager Therapeutics, Inc.*	6,460	73,967
X4 Pharmaceuticals, Inc. (x)*	32,700	63,438
Xencor, Inc.*	27,600	689,172
XOMA Corp. (x)*	470	8,878
Y-mAbs Therapeutics, Inc.*	24,500	166,355
Zentalis Pharmaceuticals, Inc.*	18,830	531,194
Zura Bio Ltd., Class A (x)*	8,260	67,732
Zymeworks, Inc. (x)*	5,740	49,594

		157,918,367

Health Care Equipment & Supplies (4.9%)
Accuray, Inc. (x)*	5,820	22,524
Alphatec Holdings, Inc.*	24,600	442,308
AngioDynamics, Inc.*	14,600	152,278
Artivion, Inc.*	16,300	280,197
AtriCure, Inc.*	263,545	13,008,581
Atrion Corp.	700	395,990
Avanos Medical, Inc.*	25,500	651,780
Axogen, Inc.*	17,250	157,493
Axonics, Inc.*	17,700	893,319
Beyond Air, Inc. (x)*	3,590	15,293

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Butterfly Network, Inc.*	77,890	$179,147
Cerus Corp.*	72,400	178,104
ClearPoint Neuro, Inc.*	2,460	17,810
CONMED Corp.	12,921	1,755,835
Cutera, Inc. (x)*	15,100	228,463
CVRx, Inc.*	1,930	29,799
Embecta Corp.	20,900	451,440
Figs, Inc., Class A*	46,400	383,728
Glaukos Corp.*	21,076	1,500,822
Haemonetics Corp.*	20,200	1,719,828
Inari Medical, Inc.*	186,877	10,865,029
Inmode Ltd.*	29,700	1,109,295
Inogen, Inc.*	16,760	193,578
Insulet Corp.*	29,704	8,564,851
Integer Holdings Corp.*	15,100	1,338,011
iRadimed Corp.	5,000	238,700
iRhythm Technologies, Inc.*	86,433	9,016,691
KORU Medical Systems, Inc.*	920	3,174
Lantheus Holdings, Inc.*	203,822	17,104,742
LeMaitre Vascular, Inc.	7,200	484,416
LivaNova plc*	20,032	1,030,246
Merit Medical Systems, Inc.*	20,575	1,720,893
Nano-X Imaging Ltd.*	17,590	272,469
Neogen Corp.*	84,112	1,829,436
Nevro Corp.*	14,200	360,964
NuVasive, Inc.*	21,400	890,026
Omnicell, Inc.*	18,100	1,333,427
OraSure Technologies, Inc.*	36,800	184,368
Orchestra BioMed Holdings, Inc. (x)*	1,040	7,280
Orthofix Medical, Inc.*	17,685	319,391
OrthoPediatrics Corp.*	5,500	241,175
Outset Medical, Inc. (x)*	18,300	400,221
Paragon 28, Inc.*	16,800	298,032
PROCEPT BioRobotics Corp. (x)*	13,830	488,891
Pulmonx Corp.*	20,300	266,133
Pulse Biosciences, Inc. (x)*	1,170	8,412
RxSight, Inc.*	6,170	177,696
Sanara Medtech, Inc. (x)*	160	6,416
Semler Scientific, Inc.*	470	12,333
SI-BONE, Inc.*	11,700	315,666
Sight Sciences, Inc.*	4,380	36,266
Silk Road Medical, Inc.*	203,108	6,598,979
STAAR Surgical Co.*	19,100	1,004,087
Surmodics, Inc.*	6,420	201,010
Tactile Systems Technology, Inc.*	10,200	254,286
Tela Bio, Inc.*	1,300	13,169
TransMedics Group, Inc.*	11,900	999,362
Treace Medical Concepts, Inc.*	20,100	514,158
UFP Technologies, Inc.*	2,700	523,395
Utah Medical Products, Inc.	1,700	158,440
Varex Imaging Corp.*	11,400	268,698
Vicarious Surgical, Inc., Class A*	4,310	7,887
ViewRay, Inc.*	68,440	24,105
Zimvie, Inc.*	6,670	74,904
Zynex, Inc.(x)*	5,120	49,101

		92,274,548

Health Care Providers & Services (2.0%)
23andMe Holding Co., Class A (x)*	100,400	175,700
Accolade, Inc.*	20,192	271,986
AdaptHealth Corp., Class A*	32,575	396,438
Addus HomeCare Corp.*	6,900	639,630
Agiliti, Inc.(x)*	11,360	187,440
AirSculpt Technologies, Inc.	4,190	36,118
Alignment Healthcare, Inc.*	29,700	170,775
AMN Healthcare Services, Inc.*	16,300	1,778,656
Apollo Medical Holdings, Inc.*	14,500	458,200
Aveanna Healthcare Holdings, Inc.*	15,780	26,668
Brookdale Senior Living, Inc.*	71,500	301,730
Cano Health, Inc. (x)*	188,500	262,015
CareMax, Inc.*	10,680	33,215
Castle Biosciences, Inc.*	20,240	277,693
Community Health Systems, Inc.*	81,700	359,480
CorVel Corp.*	3,500	677,250
Cross Country Healthcare, Inc.*	14,700	412,776
DocGo, Inc.*	24,700	231,439
Enhabit, Inc.*	5,770	66,355
Ensign Group, Inc. (The)	21,500	2,052,390
Fulgent Genetics, Inc.*	6,200	229,586
Guardant Health, Inc.*	380,725	13,629,955
HealthEquity, Inc.*	32,800	2,070,992
Hims & Hers Health, Inc.*	48,800	458,720
InfuSystem Holdings, Inc.*	700	6,741
Innovage Holding Corp.*	4,280	32,100
Invitae Corp.*	161,460	182,450
Joint Corp. (The)*	8,460	114,210
LifeStance Health Group, Inc.*	34,000	310,420
ModivCare, Inc.*	4,900	221,529
National HealthCare Corp.	6,100	377,102
National Research Corp.	4,700	204,497
NeoGenomics, Inc.*	43,800	703,866
OPKO Health, Inc. (x)*	204,200	443,114
Option Care Health, Inc.*	65,230	2,119,323
Owens & Minor, Inc.*	32,050	610,232
P3 Health Partners, Inc.*	8,470	25,325
Patterson Cos., Inc.	38,700	1,287,162
Pediatrix Medical Group, Inc.*	30,200	429,142
Pennant Group, Inc. (The)*	12,610	154,851
PetIQ, Inc., Class A*	13,600	206,312
Privia Health Group, Inc.*	36,444	951,553
Progyny, Inc.*	29,100	1,144,794
Quipt Home Medical Corp.*	2,900	15,486
RadNet, Inc.*	18,500	603,470
Select Medical Holdings Corp.	39,319	1,252,703
Surgery Partners, Inc.*	25,890	1,164,791
US Physical Therapy, Inc.	6,200	752,618
Viemed Healthcare, Inc.*	1,400	13,692

		38,532,690

Health Care Technology (0.3%)
American Well Corp., Class A*	77,900	163,590
Computer Programs and Systems, Inc.*	6,500	160,485
Definitive Healthcare Corp., Class A*	7,190	79,090
Evolent Health, Inc., Class A*	42,230	1,279,569
Health Catalyst, Inc.*	19,400	242,500
HealthStream, Inc.	8,300	203,848
Multiplan Corp.*	146,700	309,537
NextGen Healthcare, Inc.*	23,900	387,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
OptimizeRx Corp.*	10,050	$143,615
Phreesia, Inc.*	18,900	586,089
Schrodinger, Inc.*	23,900	1,193,088
Sharecare, Inc.*	82,270	143,972
Simulations Plus, Inc.	6,300	272,979
Veradigm, Inc.*	46,800	589,680

		5,755,700

Life Sciences Tools & Services (1.0%)
Adaptive Biotechnologies Corp.*	40,600	272,426
Akoya Biosciences, Inc.*	8,330	61,559
BioLife Solutions, Inc.*	12,300	271,830
Codexis, Inc.*	43,250	121,100
CryoPort, Inc.*	16,700	288,075
Cytek Biosciences, Inc.*	37,342	318,901
Harvard Bioscience, Inc.*	2,450	13,450
ICON plc*	25,257	6,319,301
MaxCyte, Inc. (x)*	11,230	51,546
Mesa Laboratories, Inc.	2,300	295,550
NanoString Technologies, Inc.*	48,130	194,926
Nautilus Biotechnology, Inc., Class A*	2,670	10,333
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	37,854	190,406
Pacific Biosciences of California, Inc.*	96,620	1,285,046
Quanterix Corp.*	16,600	374,330
Quantum-Si, Inc.*	13,620	24,380
Repligen Corp.*	62,379	8,824,133
Seer, Inc., Class A*	23,290	99,448
SomaLogic, Inc.*	76,600	176,946

		19,193,686

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	19,100	198,067
Amneal Pharmaceuticals, Inc.*	40,580	125,798
Amphastar Pharmaceuticals, Inc.*	16,400	942,508
Amylyx Pharmaceuticals, Inc. (x)*	19,400	418,458
ANI Pharmaceuticals, Inc.*	6,100	328,363
Arvinas, Inc.*	17,500	434,350
Assertio Holdings, Inc.*	13,020	70,568
Atea Pharmaceuticals, Inc.*	38,630	144,476
Axsome Therapeutics, Inc. (x)*	12,500	898,250
Biote Corp., Class A (x)*	1,330	8,991
Bright Green Corp. (x)*	4,950	4,999
Cara Therapeutics, Inc.*	33,420	94,579
Cassava Sciences, Inc. (x)*	14,600	357,992
Citius Pharmaceuticals, Inc. (x)*	11,250	13,500
Collegium Pharmaceutical, Inc.*	10,700	229,943
Corcept Therapeutics, Inc.*	40,500	901,125
CorMedix, Inc. (x)*	4,060	16,098
Cymabay Therapeutics, Inc.*	37,600	411,720
DICE Therapeutics, Inc.*	13,600	631,856
Edgewise Therapeutics, Inc. (x)*	6,470	50,142
Enliven Therapeutics, Inc. (x)*	2,960	60,414
Evolus, Inc.*	25,280	183,786
Eyenovia, Inc.*	4,450	10,547
EyePoint Pharmaceuticals, Inc. (x)*	4,940	42,978
Harmony Biosciences Holdings, Inc.*	12,640	444,802
Harrow Health, Inc.*	4,520	86,061
Ikena Oncology, Inc.*	770	5,051
Innoviva, Inc.*	20,000	254,600
Intra-Cellular Therapies, Inc.*	161,806	10,245,556
Ligand Pharmaceuticals, Inc.*	6,550	472,255
Liquidia Corp.*	12,630	99,145
Longboard Pharmaceuticals, Inc.*	970	7,120
Marinus Pharmaceuticals, Inc.*	9,140	99,260
NGM Biopharmaceuticals, Inc.*	37,800	97,902
Nuvation Bio, Inc.*	72,099	129,778
Ocular Therapeutix, Inc.*	38,100	196,596
Omeros Corp.*	5,850	31,824
Optinose, Inc. (x)*	6,850	8,425
Pacira BioSciences, Inc.*	16,500	661,155
Phathom Pharmaceuticals, Inc.*	6,310	90,359
Phibro Animal Health Corp., Class A	9,740	133,438
Pliant Therapeutics, Inc. (x)*	21,660	392,479
Prestige Consumer Healthcare, Inc.*	22,700	1,349,061
Rain Oncology, Inc.*	21,290	25,548
Reata Pharmaceuticals, Inc., Class A*	11,000	1,121,560
Revance Therapeutics, Inc.*	199,934	5,060,330
Scilex Holding Co. (r)*	15,286	72,371
scPharmaceuticals, Inc. (x)*	4,150	42,288
SIGA Technologies, Inc.	34,930	176,397
Supernus Pharmaceuticals, Inc.*	24,500	736,470
Taro Pharmaceutical Industries Ltd. (x)*	570	21,620
Tarsus Pharmaceuticals, Inc.*	4,040	73,003
Terns Pharmaceuticals, Inc. (x)*	6,990	61,162
Theravance Biopharma, Inc.*	23,300	241,155
Theseus Pharmaceuticals, Inc.*	4,170	38,906
Third Harmonic Bio, Inc.*	760	3,656
Trevi Therapeutics, Inc. (x)*	4,360	10,420
Ventyx Biosciences, Inc.*	17,940	588,432
Verrica Pharmaceuticals, Inc.*	1,590	9,174
WaVe Life Sciences Ltd.*	3,040	11,066
Xeris Biopharma Holdings, Inc.*	19,450	50,959
Zevra Therapeutics, Inc. (x)*	2,350	11,985

		29,740,877

Total Health Care		343,415,868

Industrials (19.7%)
Aerospace & Defense (3.4%)
AAR Corp.*	17,100	987,696
Aerojet Rocketdyne Holdings, Inc.*	34,400	1,887,528
AeroVironment, Inc.*	10,000	1,022,800
AerSale Corp.*	6,220	91,434
Archer Aviation, Inc., Class A*	43,420	178,890
Astronics Corp.*	2,790	55,410
Axon Enterprise, Inc.*	78,125	15,243,750
Cadre Holdings, Inc.	1,410	30,738
Curtiss-Wright Corp.	65,968	12,115,683
Ducommun, Inc.*	1,790	77,990
Eve Holding, Inc. (x)*	720	7,546
Hexcel Corp.	164,800	12,528,096
Howmet Aerospace, Inc.	304,785	15,105,145
Kaman Corp.	12,800	311,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kratos Defense & Security Solutions, Inc.*	59,500	$853,230
Leonardo DRS, Inc. (x)*	19,360	335,702
Moog, Inc., Class A	10,800	1,171,044
National Presto Industries, Inc.	430	31,476
Park Aerospace Corp.	1,390	19,182
Parsons Corp.*	13,100	630,634
Redwire Corp. (x)*	3,410	8,696
Rocket Lab USA, Inc. (x)*	106,900	641,400
Terran Orbital Corp. (x)*	46,320	69,480
Triumph Group, Inc.*	15,500	191,735
V2X, Inc.*	940	46,586
Virgin Galactic Holdings, Inc.*	83,100	322,428

		63,965,723

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	522,699
Forward Air Corp.	12,200	1,294,542
Hub Group, Inc., Class A*	15,000	1,204,800
Radiant Logistics, Inc.*	1,480	9,946

		3,031,987

Building Products (2.5%)
AAON, Inc.	19,315	1,831,255
American Woodmark Corp.*	7,200	549,864
Apogee Enterprises, Inc.	12,300	583,881
AZEK Co., Inc. (The), Class A*	57,837	1,751,883
AZZ, Inc.	13,300	578,018
Builders FirstSource, Inc.*	106,876	14,535,136
Carlisle Cos., Inc.	53,103	13,622,513
CSW Industrials, Inc.	6,700	1,113,473
Gibraltar Industries, Inc.*	13,000	817,960
Griffon Corp.	23,400	943,020
Insteel Industries, Inc.	950	29,564
Janus International Group, Inc.*	29,700	316,602
JELD-WEN Holding, Inc.*	31,717	556,316
Masonite International Corp.*	10,800	1,106,352
Masterbrand, Inc.*	49,750	578,592
PGT Innovations, Inc.*	22,700	661,705
Quanex Building Products Corp.	12,100	324,885
Resideo Technologies, Inc.*	61,700	1,089,622
Simpson Manufacturing Co., Inc.	17,900	2,479,150
UFP Industries, Inc.	22,564	2,189,836
Zurn Elkay Water Solutions Corp.	51,600	1,387,524

		47,047,151

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	28,300	1,206,995
ACCO Brands Corp.	22,750	118,528
ACV Auctions, Inc., Class A*	48,730	841,567
Aris Water Solutions, Inc., Class A (x)	6,310	65,119
Aurora Innovation, Inc.*	116,580	342,745
BrightView Holdings, Inc.*	5,400	38,772
Brink’s Co. (The)	18,016	1,222,025
Casella Waste Systems, Inc., Class A*	21,347	1,930,836
CECO Environmental Corp.*	2,600	34,736
Cimpress plc*	6,700	398,516
CompX International, Inc.	120	2,616
CoreCivic, Inc.*	53,500	503,435
Deluxe Corp.	16,600	290,168
Driven Brands Holdings, Inc.*	481,592	13,031,880
Ennis, Inc.	1,950	39,741
Enviri Corp.*	37,100	366,177
GEO Group, Inc. (The)*	46,000	329,360
Healthcare Services Group, Inc.	34,500	515,085
Heritage-Crystal Clean, Inc.*	1,180	44,592
HNI Corp.	22,100	622,778
Interface, Inc., Class A	18,700	164,373
LanzaTech Global, Inc.(x)*	4,940	33,740
Li-Cycle Holdings Corp.*	48,100	266,955
Liquidity Services, Inc.*	1,250	20,625
Matthews International Corp., Class A	17,344	739,201
MillerKnoll, Inc.	29,440	435,123
Montrose Environmental Group, Inc.*	9,200	387,504
OPENLANE, Inc.*	45,284	689,223
Performant Financial Corp.*	1,950	5,265
Pitney Bowes, Inc.	88,500	313,290
Quad/Graphics, Inc.*	2,010	7,558
SP Plus Corp.*	7,700	301,147
Steelcase, Inc., Class A	38,000	292,980
Tetra Tech, Inc.	82,262	13,469,580
UniFirst Corp.	5,700	883,557
Viad Corp.*	6,280	168,807
VSE Corp.	760	41,564

		40,166,163

Construction & Engineering (0.7%)
Ameresco, Inc., Class A (x)*	14,800	719,724
API Group Corp.*	77,700	2,118,102
Arcosa, Inc.	18,610	1,410,080
Argan, Inc.	1,610	63,450
Bowman Consulting Group Ltd., Class A(x)*	970	30,924
Comfort Systems USA, Inc.	13,580	2,229,836
Concrete Pumping Holdings, Inc.*	4,320	34,689
Construction Partners, Inc., Class A*	15,500	486,545
Dycom Industries, Inc.*	11,300	1,284,245
Fluor Corp.*	54,700	1,619,120
Granite Construction, Inc.	21,421	852,127
Great Lakes Dredge & Dock Corp.*	24,300	198,288
IES Holdings, Inc.*	660	37,541
INNOVATE Corp.*	3,620	6,335
Limbach Holdings, Inc.*	1,360	33,633
MYR Group, Inc.*	5,600	774,704
Northwest Pipe Co.*	920	27,821
Primoris Services Corp.	22,900	697,763
Southland Holdings, Inc. (x)*	630	5,172
Sterling Infrastructure, Inc.*	11,400	636,120
Tutor Perini Corp.*	5,800	41,470

		13,307,689

Electrical Equipment (1.4%)
374Water, Inc.*	2,910	6,955
Allied Motion Technologies, Inc.	1,140	45,532
Amprius Technologies, Inc. (x)*	4,290	30,802
Array Technologies, Inc.*	58,600	1,324,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Atkore, Inc.*	15,190	$2,368,729
Babcock & Wilcox Enterprises, Inc.*	11,120	65,608
Blink Charging Co. (x)*	28,780	172,392
Bloom Energy Corp., Class A*	68,400	1,118,340
Dragonfly Energy Holdings Corp. (x)*	32,830	48,588
Encore Wire Corp.	6,420	1,193,671
Energy Vault Holdings, Inc. (x)*	13,670	37,319
EnerSys	17,600	1,909,952
Enovix Corp. (x)*	52,500	947,100
Eos Energy Enterprises, Inc. (x)*	59,460	258,056
ESS Tech, Inc.*	10,930	16,067
Fluence Energy, Inc., Class A (x)*	15,090	401,998
FTC Solar, Inc. (x)*	29,500	94,990
FuelCell Energy, Inc. (x)*	133,800	289,008
GrafTech International Ltd.	68,300	344,232
LSI Industries, Inc.	1,650	20,724
NEXTracker, Inc., Class A (x)*	11,882	473,022
NuScale Power Corp.*	29,570	201,076
Powell Industries, Inc.	1,430	86,644
Preformed Line Products Co.	370	57,757
SES AI Corp. (x)*	8,750	21,350
Shoals Technologies Group, Inc., Class A*	542,709	13,871,642
SKYX Platforms Corp.*	2,690	7,155
Stem, Inc. (x)*	56,048	320,595
SunPower Corp. (x)*	38,800	380,240
Thermon Group Holdings, Inc.*	12,820	341,012
TPI Composites, Inc. (x)*	13,540	140,410
Vicor Corp.*	7,600	410,400

		27,005,726

Ground Transportation (1.6%)
ArcBest Corp.	9,485	937,118
Covenant Logistics Group, Inc., Class A	1,310	57,417
Daseke, Inc.*	3,680	26,238
FTAI Infrastructure, Inc.	3,710	13,690
Heartland Express, Inc.	18,000	295,380
Marten Transport Ltd.	26,949	579,403
PAM Transportation Services, Inc.*	610	16,330
RXO, Inc.*	44,570	1,010,402
Saia, Inc.*	41,975	14,372,660
TFI International, Inc. (x)	96,912	11,044,092
TuSimple Holdings, Inc., Class A*	86,900	144,254
Universal Logistics Holdings, Inc.	1,080	31,115
US Xpress Enterprises, Inc., Class A*	3,540	21,736
Werner Enterprises, Inc.	22,747	1,004,962

		29,554,797

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	2,680	50,598

Machinery (3.9%)
3D Systems Corp.*	56,000	556,080
Alamo Group, Inc.	5,100	937,941
Albany International Corp., Class A	13,400	1,249,952
Astec Industries, Inc.	11,400	518,016
Barnes Group, Inc.	17,742	748,535
Berkshire Grey, Inc. (x)*	10,080	14,213
Blue Bird Corp.*	5,460	122,741
Chart Industries, Inc.*	16,400	2,620,556
CIRCOR International, Inc.*	6,970	393,456
Columbus McKinnon Corp.	9,300	378,045
Commercial Vehicle Group, Inc.*	3,410	37,851
Desktop Metal, Inc., Class A*	117,050	207,178
Douglas Dynamics, Inc.	7,700	230,076
Energy Recovery, Inc.*	29,800	832,910
Enerpac Tool Group Corp., Class A	31,200	842,400
EnPro Industries, Inc.	9,700	1,295,241
ESCO Technologies, Inc.	9,584	993,190
Federal Signal Corp.	22,990	1,472,050
Franklin Electric Co., Inc.	17,500	1,800,750
Gencor Industries, Inc. (x)*	430	6,699
Gorman-Rupp Co. (The)	8,100	233,523
Greenbrier Cos., Inc. (The)	11,947	514,916
Helios Technologies, Inc.	12,000	793,080
Hillenbrand, Inc.	27,341	1,402,046
Hillman Solutions Corp.*	66,180	596,282
Hyliion Holdings Corp.*	48,270	80,611
Hyster-Yale Materials Handling, Inc.	950	53,048
Ingersoll Rand, Inc.	191,657	12,526,702
ITT, Inc.	132,931	12,390,498
John Bean Technologies Corp.	12,500	1,516,250
Kadant, Inc.	4,316	958,584
Kennametal, Inc.	31,600	897,124
Lindsay Corp.	5,100	608,634
Luxfer Holdings plc	1,870	26,610
Manitowoc Co., Inc. (The)*	4,200	79,086
Mayville Engineering Co., Inc.*	1,260	15,700
Microvast Holdings, Inc.*	100,950	161,520
Middleby Corp. (The)*	82,331	12,170,992
Miller Industries, Inc.	610	21,637
Mueller Industries, Inc.	23,900	2,085,992
Mueller Water Products, Inc., Class A	75,800	1,230,234
Nikola Corp. (x)*	227,580	314,060
Omega Flex, Inc.	410	42,550
Park-Ohio Holdings Corp.	510	9,690
Proterra, Inc.*	104,250	125,100
Proto Labs, Inc.*	13,100	457,976
REV Group, Inc.	3,590	47,603
Shyft Group, Inc. (The)	13,300	293,398
SPX Technologies, Inc.*	16,100	1,368,017
Standex International Corp.	4,520	639,444
Tennant Co.	9,200	746,212
Terex Corp.	29,400	1,759,002
Titan International, Inc.*	18,600	213,528
Trinity Industries, Inc.	34,700	892,137
Velo3D, Inc. (x)*	27,900	60,264
Wabash National Corp.	19,000	487,160
Watts Water Technologies, Inc., Class A	10,892	2,001,187

		73,078,277

Marine Transportation (0.1%)
Costamare, Inc.	21,120	204,230
Eagle Bulk Shipping, Inc.	4,900	235,396
Eneti, Inc.	14,860	179,955
Genco Shipping & Trading Ltd.	14,150	198,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Golden Ocean Group Ltd.	44,700	$337,485
Himalaya Shipping Ltd. (x)*	980	5,449
Matson, Inc.	13,670	1,062,569
Pangaea Logistics Solutions Ltd.	2,400	16,248
Safe Bulkers, Inc.	7,500	24,450

		2,264,306

Passenger Airlines (0.3%)
Allegiant Travel Co.*	6,490	819,557
Blade Air Mobility, Inc.*	5,970	23,522
Frontier Group Holdings, Inc.*	15,900	153,753
Hawaiian Holdings, Inc.*	15,300	164,781
JetBlue Airways Corp.*	126,840	1,123,802
Joby Aviation, Inc. (x)*	91,400	937,764
SkyWest, Inc.*	23,800	969,136
Spirit Airlines, Inc.	43,100	739,596
Sun Country Airlines Holdings, Inc.*	9,300	209,064

		5,140,975

Professional Services (1.7%)
Alight, Inc., Class A*	152,690	1,410,856
ASGN, Inc.*	19,073	1,442,491
Asure Software, Inc.*	2,090	25,414
Barrett Business Services, Inc.	330	28,776
BlackSky Technology, Inc., Class A (x)*	14,020	31,124
CBIZ, Inc.*	18,366	978,541
Conduent, Inc.*	59,900	203,660
CRA International, Inc.	2,700	275,400
CSG Systems International, Inc.	12,052	635,623
ExlService Holdings, Inc.*	12,600	1,903,356
Exponent, Inc.	21,500	2,006,380
First Advantage Corp.*	21,200	326,692
FiscalNote Holdings, Inc.*	18,930	68,905
Forrester Research, Inc.*	1,160	33,744
Franklin Covey Co.*	740	32,323
FTI Consulting, Inc.*	57,867	11,006,303
Heidrick & Struggles International, Inc.	6,500	172,055
HireQuest, Inc.	400	10,412
HireRight Holdings Corp.*	10,150	114,797
Huron Consulting Group, Inc.*	7,669	651,175
IBEX Holdings Ltd.*	1,120	23,778
ICF International, Inc.	8,000	995,120
Innodata, Inc.*	6,920	78,404
Insperity, Inc.	14,700	1,748,712
Kelly Services, Inc., Class A	11,600	204,276
Kforce, Inc.	9,700	607,802
Korn Ferry	21,400	1,060,156
Legalzoom.com, Inc.*	35,700	431,256
Maximus, Inc.	22,983	1,942,293
Mistras Group, Inc.*	1,110	8,569
NV5 Global, Inc.*	5,000	553,850
Planet Labs PBC (x)*	56,600	182,252
Red Violet, Inc. (x)*	590	12,136
Resources Connection, Inc.	2,210	34,719
Skillsoft Corp. (x)*	6,630	8,221
Sterling Check Corp.*	13,730	168,330
TriNet Group, Inc.*	13,600	1,291,592
TrueBlue, Inc.*	13,900	246,169
TTEC Holdings, Inc.	9,300	314,712
Upwork, Inc.*	46,700	436,178
Verra Mobility Corp., Class A*	58,600	1,155,592
Willdan Group, Inc.*	880	16,861

		32,879,005

Trading Companies & Distributors (1.8%)
Alta Equipment Group, Inc.	2,230	38,646
Applied Industrial Technologies, Inc.	14,900	2,157,967
Beacon Roofing Supply, Inc.*	18,760	1,556,705
BlueLinx Holdings, Inc.*	3,350	314,163
Boise Cascade Co.	17,900	1,617,265
Custom Truck One Source, Inc.*	17,050	114,917
Distribution Solutions Group, Inc.*	863	44,928
DXP Enterprises, Inc.*	2,450	89,204
EVI Industries, Inc.*	150	3,300
FTAI Aviation Ltd. (x)	38,180	1,208,779
GATX Corp.	13,700	1,763,738
Global Industrial Co.	1,890	52,485
GMS, Inc.*	18,200	1,259,440
H&E Equipment Services, Inc.	15,100	690,825
Herc Holdings, Inc.	10,840	1,483,454
Hudson Technologies, Inc.*	5,080	48,870
Karat Packaging, Inc.	590	10,767
McGrath RentCorp	10,300	952,544
MRC Global, Inc.*	30,200	304,114
NOW, Inc.*	37,300	386,428
Rush Enterprises, Inc., Class A	19,950	1,211,763
Rush Enterprises, Inc., Class B	400	27,224
SiteOne Landscape Supply, Inc.*	84,521	14,145,435
Textainer Group Holdings Ltd.	16,560	652,133
Titan Machinery, Inc.*	7,800	230,100
Transcat, Inc.*	290	24,740
Triton International Ltd.	20,942	1,743,631
Veritiv Corp.	6,200	778,782
Willis Lease Finance Corp.*	150	5,869
Xometry, Inc., Class A (x)*	13,100	277,458

		33,195,674

Total Industrials		370,688,071

Information Technology (19.7%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.	26,000	273,780
Aviat Networks, Inc.*	1,320	44,049
Calix, Inc.*	25,500	1,272,705
Cambium Networks Corp.*	3,050	46,421
Clearfield, Inc.*	4,200	198,870
CommScope Holding Co., Inc.*	74,700	420,561
Comtech Telecommunications Corp.	1,200	10,968
Digi International, Inc.*	12,400	488,436
DZS, Inc. (x)*	2,800	11,116
Extreme Networks, Inc.*	55,900	1,456,195
Harmonic, Inc.*	35,400	572,418
Infinera Corp.*	75,000	362,250
NETGEAR, Inc.*	12,900	182,664
NetScout Systems, Inc.*	32,000	990,400
Ribbon Communications, Inc.*	15,690	43,775
Viavi Solutions, Inc.*	99,800	1,130,734

		7,505,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (2.9%)
908 Devices, Inc. (x)*	8,100	$55,566
Advanced Energy Industries, Inc.	15,800	1,760,910
Aeva Technologies, Inc. (x)*	33,300	41,625
Akoustis Technologies, Inc. (x)*	4,400	13,992
Arlo Technologies, Inc.*	20,700	225,837
Badger Meter, Inc.	11,600	1,711,696
Bel Fuse, Inc., Class B	1,710	98,171
Belden, Inc.	16,578	1,585,686
Benchmark Electronics, Inc.	13,189	340,672
CTS Corp.	11,962	509,940
ePlus, Inc.*	13,200	743,160
Evolv Technologies Holdings, Inc.*	37,540	225,240
Fabrinet*	14,800	1,922,224
FARO Technologies, Inc.*	7,695	124,659
Insight Enterprises, Inc.*	11,015	1,611,935
Itron, Inc.*	20,000	1,442,000
Kimball Electronics, Inc.*	2,430	67,141
Knowles Corp.*	33,000	595,980
Lightwave Logic, Inc.(x)*	40,700	283,679
Littelfuse, Inc.	48,236	14,051,629
Luna Innovations, Inc.*	2,300	20,976
Methode Electronics, Inc.	18,800	630,176
MicroVision, Inc. (x)*	45,300	207,474
Mirion Technologies, Inc., Class A*	76,840	649,298
Napco Security Technologies, Inc.	10,900	377,685
nLight, Inc.*	17,900	276,018
Novanta, Inc.*	100,953	18,585,447
OSI Systems, Inc.*	7,700	907,291
PAR Technology Corp.*	8,700	286,491
PC Connection, Inc.	2,670	120,417
Plexus Corp.*	9,995	981,909
Rogers Corp.*	7,200	1,165,896
Sanmina Corp.*	23,500	1,416,345
ScanSource, Inc.*	9,400	277,864
SmartRent, Inc., Class A (x)*	55,240	211,569
TTM Technologies, Inc.*	53,300	740,870
Vishay Intertechnology, Inc.	49,470	1,454,418
Vishay Precision Group, Inc.*	1,100	40,865

		55,762,751

IT Services (1.6%)
BigBear.ai Holdings, Inc. (x)*	72,080	169,388
BigCommerce Holdings, Inc.*	21,200	210,940
Brightcove, Inc.*	8,300	33,283
DigitalOcean Holdings, Inc.*	282,581	11,342,801
Fastly, Inc., Class A*	40,600	640,262
Grid Dynamics Holdings, Inc.*	18,570	171,773
Hackett Group, Inc. (The)	5,420	121,137
Information Services Group, Inc.	1,500	8,040
MongoDB, Inc., Class A*	35,900	14,754,541
Perficient, Inc.*	13,900	1,158,287
Rackspace Technology, Inc.*	62,970	171,278
Squarespace, Inc., Class A*	17,130	540,280
Thoughtworks Holding, Inc.*	8,870	66,969
Tucows, Inc., Class A*	1,500	41,610
Unisys Corp.*	37,200	148,056

		29,578,645

Semiconductors & Semiconductor Equipment (4.5%)
ACM Research, Inc., Class A*	23,400	306,072
Aehr Test Systems*	9,920	409,200
Alpha & Omega Semiconductor Ltd.*	8,200	268,960
Ambarella, Inc.*	13,900	1,163,013
Amkor Technology, Inc.	39,500	1,175,125
Atomera, Inc.*	1,800	15,786
Axcelis Technologies, Inc.*	12,500	2,291,625
CEVA, Inc.*	7,800	199,290
Cohu, Inc.*	23,577	979,860
Credo Technology Group Holding Ltd.*	35,434	614,426
Diodes, Inc.*	17,300	1,600,077
FormFactor, Inc.*	29,140	997,171
Ichor Holdings Ltd.*	10,300	386,250
Impinj, Inc. (x)*	7,700	690,305
indie Semiconductor, Inc., Class A*	59,500	559,300
Kulicke & Soffa Industries, Inc.	24,500	1,456,525
Lattice Semiconductor Corp.*	200,876	19,298,157
MACOM Technology Solutions Holdings, Inc.*	160,224	10,499,479
Maxeon Solar Technologies Ltd. (x)*	10,090	284,135
MaxLinear, Inc., Class A*	27,656	872,823
Monolithic Power Systems, Inc.	15,309	8,270,381
Navitas Semiconductor Corp., Class A (x)*	39,130	412,430
NVE Corp. (x)	460	44,823
Onto Innovation, Inc.*	21,075	2,454,605
PDF Solutions, Inc.*	11,600	523,160
Photronics, Inc.*	18,400	474,536
Power Integrations, Inc.	24,200	2,291,014
Rambus, Inc.*	40,648	2,608,382
Semtech Corp.*	26,900	684,874
Silicon Laboratories, Inc.*	13,264	2,092,263
SiTime Corp.*	6,100	719,617
SkyWater Technology, Inc.*	4,890	46,064
SMART Global Holdings, Inc.*	18,530	537,555
Synaptics, Inc.*	14,902	1,272,333
Transphorm, Inc.*	600	2,040
Ultra Clean Holdings, Inc.*	18,200	699,972
Universal Display Corp.	115,385	16,630,440
Veeco Instruments, Inc.*	17,049	437,818

		84,269,886

Software (10.0%)
8x8, Inc.*	37,600	159,048
A10 Networks, Inc.	23,000	335,570
ACI Worldwide, Inc.*	49,081	1,137,207
Adeia, Inc.	39,331	433,034
Agilysys, Inc.*	10,650	731,016
Alarm.com Holdings, Inc.*	17,719	915,718
Alkami Technology, Inc.*	8,900	145,871
Altair Engineering, Inc., Class A*	19,500	1,478,880
American Software, Inc., Class A	14,010	147,245
Amplitude, Inc., Class A*	20,400	224,400
Appfolio, Inc., Class A*	7,900	1,359,906
Appian Corp., Class A*	16,800	799,680
Applied Digital Corp.*	29,900	279,565
Asana, Inc., Class A*	29,600	652,384
AvePoint, Inc. (x)*	58,790	338,630
Bit Digital, Inc. (x)*	53,080	215,505
Blackbaud, Inc.*	20,300	1,444,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
BlackLine, Inc.*	20,900	$1,124,838
Box, Inc., Class A*	54,400	1,598,272
Braze, Inc., Class A (x)*	13,240	579,780
C3.ai, Inc., Class A (x)*	25,100	914,393
Cerence, Inc.*	15,100	441,373
Cipher Mining, Inc. (x)*	17,720	50,679
Cleanspark, Inc.*	33,600	144,144
Clear Secure, Inc., Class A (x)	31,970	740,745
CommVault Systems, Inc.*	16,300	1,183,706
Consensus Cloud Solutions, Inc.*	5,600	173,600
Couchbase, Inc.*	15,970	252,645
CS Disco, Inc.*	14,170	116,477
Digimarc Corp. (x)*	3,210	94,502
Digital Turbine, Inc.*	37,600	348,928
Domo, Inc., Class B*	17,100	250,686
Dynatrace, Inc.*	344,051	17,708,305
E2open Parent Holdings, Inc.*	62,700	351,120
Ebix, Inc.	7,100	178,920
eGain Corp.*	700	5,243
Enfusion, Inc., Class A*	15,220	170,768
EngageSmart, Inc.*	12,700	242,443
Envestnet, Inc.*	21,900	1,299,765
Everbridge, Inc.*	14,400	387,360
EverCommerce, Inc.*	13,200	156,288
Expensify, Inc., Class A (x)*	5,800	46,284
Fair Isaac Corp.*	21,445	17,353,509
Five9, Inc.*	215,253	17,747,610
ForgeRock, Inc., Class A*	19,900	408,746
Freshworks, Inc., Class A*	744,968	13,096,537
HubSpot, Inc.*	24,018	12,779,738
Instructure Holdings, Inc.*	8,900	223,924
Intapp, Inc.*	5,990	251,041
InterDigital, Inc.	11,900	1,148,945
Jamf Holding Corp. (x)*	26,790	522,941
LivePerson, Inc.*	25,500	115,260
LiveRamp Holdings, Inc.*	24,757	707,060
LiveVox Holdings, Inc.*	800	2,200
Manhattan Associates, Inc.*	95,432	19,074,948
Marathon Digital Holdings, Inc.*	64,550	894,663
Matterport, Inc.*	79,700	251,055
MeridianLink, Inc.*	6,920	143,936
MicroStrategy, Inc., Class A*	4,240	1,451,861
Mitek Systems, Inc.*	14,300	155,012
Model N, Inc.*	15,100	533,936
Monday.com Ltd.*	60,573	10,371,309
N-able, Inc.*	24,800	357,368
NextNav, Inc.*	2,400	7,056
Olo, Inc., Class A*	32,700	211,242
ON24, Inc.	11,540	93,705
OneSpan, Inc.*	9,500	140,980
PagerDuty, Inc.*	32,300	726,104
PowerSchool Holdings, Inc., Class A*	16,600	317,724
Progress Software Corp.	15,950	926,695
PROS Holdings, Inc.*	19,550	602,140
PTC, Inc.*	136,839	19,472,190
Q2 Holdings, Inc.*	22,500	695,250
Qualys, Inc.*	15,000	1,937,550
Rapid7, Inc.*	23,800	1,077,664
Rimini Street, Inc.*	14,030	67,204
Riot Platforms, Inc.*	61,310	724,684
Sapiens International Corp. NV	7,600	202,160
SEMrush Holdings, Inc., Class A*	6,860	65,650
Smartsheet, Inc., Class A*	294,899	11,282,836
SolarWinds Corp.*	20,200	207,252
SoundHound AI, Inc., Class A(x)*	72,340	329,147
SoundThinking, Inc.*	500	10,930
Sprinklr, Inc., Class A*	33,360	461,369
Sprout Social, Inc., Class A*	17,700	817,032
SPS Commerce, Inc.*	14,300	2,746,458
Tenable Holdings, Inc.*	47,400	2,064,270
Varonis Systems, Inc., Class B*	43,200	1,151,280
Verint Systems, Inc.*	23,121	810,622
Veritone, Inc. (x)*	2,600	10,192
Viant Technology, Inc., Class A*	700	3,227
Weave Communications, Inc.*	13,620	151,318
Workiva, Inc., Class A*	17,700	1,799,382
Xperi, Inc.*	17,532	230,546
Yext, Inc.*	56,900	643,539
Zeta Global Holdings Corp., Class A (x)*	59,800	510,692
Zuora, Inc., Class A*	42,700	468,419

		187,917,985

Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	13,500	344,250
CompoSecure, Inc. (x)*	700	4,802
Corsair Gaming, Inc.*	14,500	257,230
Eastman Kodak Co.*	18,390	84,962
IonQ, Inc. (x)*	49,500	669,735
Super Micro Computer, Inc.*	17,790	4,434,157
Turtle Beach Corp.*	3,000	34,950
Xerox Holdings Corp.	41,600	619,424

		6,449,510

Total Information Technology		371,484,119

Materials (2.8%)
Chemicals (1.5%)
AdvanSix, Inc.	8,300	290,334
American Vanguard Corp.	5,770	103,110
Amyris, Inc.*	105,900	109,077
Aspen Aerogels, Inc.*	15,540	122,611
Avient Corp.	36,084	1,475,836
Balchem Corp.	12,083	1,628,909
Cabot Corp.	22,500	1,505,025
Chase Corp.	2,000	242,440
Danimer Scientific, Inc., Class A*	40,100	95,438
Diversey Holdings Ltd.(x)*	28,800	241,632
Ecovyst, Inc.*	29,600	339,216
FMC Corp.	98,495	10,276,968
FutureFuel Corp.	4,160	36,816
Hawkins, Inc.	7,200	343,368
HB Fuller Co.	21,800	1,558,918
Ingevity Corp.*	14,891	866,061
Innospec, Inc.	9,192	923,244
Intrepid Potash, Inc.*	700	15,883
Koppers Holdings, Inc.	1,710	58,311
Kronos Worldwide, Inc.	13,040	113,839
Livent Corp.*	69,100	1,895,413
LSB Industries, Inc.*	24,400	240,340
Mativ Holdings, Inc.	25,098	379,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Minerals Technologies, Inc.	16,000	$923,040
Origin Materials, Inc. (x)*	20,300	86,478
Orion SA	27,600	585,672
Perimeter Solutions SA (x)*	44,400	273,060
PureCycle Technologies, Inc. (x)*	38,700	413,703
Quaker Chemical Corp.	5,500	1,071,950
Rayonier Advanced Materials, Inc.*	4,800	20,544
Sensient Technologies Corp.	17,700	1,259,001
Stepan Co.	8,200	783,592
Trinseo plc	16,300	206,521
Tronox Holdings plc	41,000	521,110
Valhi, Inc.	1,960	25,186

		29,032,128

Construction Materials (0.2%)
Knife River Corp.*	19,530	849,555
Summit Materials, Inc., Class A*	53,439	2,022,666
United States Lime & Minerals, Inc.	160	33,422

		2,905,643

Containers & Packaging (0.2%)
Greif, Inc., Class A	11,500	792,235
Greif, Inc., Class B	1,700	131,325
Myers Industries, Inc.	20,900	406,087
O-I Glass, Inc.*	56,700	1,209,411
Pactiv Evergreen, Inc.	12,690	96,063
Ranpak Holdings Corp., Class A*	24,090	108,887
TriMas Corp.	21,100	580,039

		3,324,047

Metals & Mining (0.9%)
5E Advanced Materials, Inc.*	1,500	4,920
Alpha Metallurgical Resources, Inc.	6,500	1,068,340
Arconic Corp.*	38,500	1,138,830
ATI, Inc.*	49,470	2,188,058
Carpenter Technology Corp.	21,800	1,223,634
Century Aluminum Co.*	23,600	205,792
Coeur Mining, Inc.*	122,870	348,951
Commercial Metals Co.	45,005	2,369,963
Compass Minerals International, Inc.	12,817	435,778
Constellium SE, Class A*	49,200	846,240
Dakota Gold Corp. (x)*	2,000	5,840
Haynes International, Inc.	1,410	71,656
Hecla Mining Co.	219,421	1,130,018
i-80 Gold Corp. (x)*	10,500	23,625
Ivanhoe Electric, Inc. (x)*	21,390	278,926
Kaiser Aluminum Corp.	8,100	580,284
Materion Corp.	7,700	879,340
Novagold Resources, Inc.*	125,900	502,341
Olympic Steel, Inc.	1,580	77,420
Piedmont Lithium, Inc.*	6,300	363,573
Ramaco Resources, Inc., Class A	5,900	49,796
Ramaco Resources, Inc., Class B (x)*	1,180	12,520
Ryerson Holding Corp.	8,640	374,803
Schnitzer Steel Industries, Inc., Class A	12,200	365,878
SunCoke Energy, Inc.	32,100	252,627
TimkenSteel Corp.*	17,200	371,004
Tredegar Corp.	1,100	7,337
Warrior Met Coal, Inc.	19,700	767,315
Worthington Industries, Inc.	11,699	812,730

		16,757,539

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	3,030	94,899
Glatfelter Corp.*	12,000	36,240
Sylvamo Corp.	12,900	521,805

		652,944

Total Materials		52,672,301

Real Estate (3.0%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	504,521
Alpine Income Property Trust, Inc. (REIT)	790	12,838
American Assets Trust, Inc. (REIT)	19,996	383,923
Armada Hoffler Properties, Inc. (REIT)	23,300	272,144
Broadstone Net Lease, Inc. (REIT)	73,000	1,127,120
CTO Realty Growth, Inc. (REIT)	1,440	24,682
Empire State Realty Trust, Inc. (REIT), Class A	57,300	429,177
Essential Properties Realty Trust, Inc. (REIT)	54,700	1,287,638
Gladstone Commercial Corp. (REIT)	22,500	278,325
Global Net Lease, Inc. (REIT)	39,200	402,976
NexPoint Diversified Real Estate Trust (REIT)	1,570	19,656
One Liberty Properties, Inc. (REIT)	1,760	35,763
Star Holdings (REIT)*	5,916	86,788

		4,865,551

Health Care REITs (0.3%)
CareTrust REIT, Inc. (REIT)	44,300	879,798
Community Healthcare Trust, Inc. (REIT)	8,200	270,764
Diversified Healthcare Trust (REIT)	97,250	218,812
Global Medical REIT, Inc. (REIT)	22,500	205,425
LTC Properties, Inc. (REIT)	14,589	481,729
National Health Investors, Inc. (REIT)	20,200	1,058,884
Physicians Realty Trust (REIT)	89,500	1,252,105
Sabra Health Care REIT, Inc. (REIT)	84,943	999,779
Universal Health Realty Income Trust (REIT)	3,620	172,240

		5,539,536

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,270,751
Braemar Hotels & Resorts, Inc. (REIT)	2,520	10,130
Chatham Lodging Trust (REIT)	3,160	29,578
DiamondRock Hospitality Co. (REIT)	94,508	757,009
Hersha Hospitality Trust (REIT), Class A	3,680	22,411
Pebblebrook Hotel Trust (REIT)	52,028	725,270
RLJ Lodging Trust (REIT)	58,587	601,689
Ryman Hospitality Properties, Inc. (REIT)	23,116	2,147,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Service Properties Trust (REIT)	81,700	$709,973
Summit Hotel Properties, Inc. (REIT)	34,200	222,642
Sunstone Hotel Investors, Inc. (REIT)	81,314	822,898
Xenia Hotels & Resorts, Inc. (REIT)	42,701	525,649

		7,845,939

Industrial REITs (0.2%)
Innovative Industrial Properties, Inc. (REIT)	10,200	744,702
LXP Industrial Trust (REIT)	113,945	1,110,964
Plymouth Industrial REIT, Inc. (REIT)	12,000	276,240
Terreno Realty Corp. (REIT)	31,370	1,885,337

		4,017,243

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	68,000	316,200
City Office REIT, Inc. (REIT)	7,730	43,056
Corporate Office Properties Trust (REIT)	45,200	1,073,500
Douglas Emmett, Inc. (REIT)(x)	65,220	819,815
Easterly Government Properties, Inc. (REIT), Class A	36,600	530,700
Equity Commonwealth (REIT)	47,000	952,220
Hudson Pacific Properties, Inc. (REIT)	43,700	184,414
JBG SMITH Properties (REIT)(x)	42,890	645,066
Office Properties Income Trust (REIT)	26,912	207,222
Orion Office REIT, Inc. (REIT)	11,570	76,478
Paramount Group, Inc. (REIT)	74,800	331,364
Peakstone Realty Trust (REIT)(x)	10,670	297,906
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	308,975
Postal Realty Trust, Inc. (REIT), Class A	1,170	17,211
SL Green Realty Corp. (REIT)(x)	25,260	759,063

		6,563,190

Real Estate Management & Development (0.4%)
Anywhere Real Estate, Inc.*	52,800	352,704
Compass, Inc., Class A*	94,900	332,150
Cushman & Wakefield plc (x)*	78,400	641,312
DigitalBridge Group, Inc.	74,725	1,099,205
Douglas Elliman, Inc.	21,731	48,243
eXp World Holdings, Inc. (x)	22,000	446,160
Forestar Group, Inc.*	4,120	92,906
FRP Holdings, Inc.*	670	38,572
Kennedy-Wilson Holdings, Inc.	44,526	727,109
Marcus & Millichap, Inc.	10,000	315,100
Maui Land & Pineapple Co., Inc.*	200	2,848
Newmark Group, Inc., Class A	72,640	451,821
Opendoor Technologies, Inc. (x)*	209,290	841,346
RE/MAX Holdings, Inc., Class A	1,370	26,386
Redfin Corp. (x)*	40,773	506,401
RMR Group, Inc. (The), Class A	2,800	64,876
St Joe Co. (The)	16,000	773,440
Stratus Properties, Inc.	220	5,775
Tejon Ranch Co.*	550	9,465

		6,775,819

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	59,600	507,792
BRT Apartments Corp. (REIT)	650	12,870
Centerspace (REIT)	5,632	345,580
Clipper Realty, Inc. (REIT)	440	2,495
Elme Communities (REIT)	32,300	531,012
Independence Realty Trust, Inc. (REIT)	84,588	1,541,193
NexPoint Residential Trust, Inc. (REIT)	8,700	395,676
UMH Properties, Inc. (REIT)	16,100	257,278
Veris Residential, Inc. (REIT)*	46,100	739,905

		4,333,801

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	38,586	555,253
Alexander’s, Inc. (REIT)	660	121,348
CBL & Associates Properties, Inc. (REIT)	9,700	213,788
Getty Realty Corp. (REIT)	22,264	752,968
InvenTrust Properties Corp. (REIT)	24,700	571,558
Kite Realty Group Trust (REIT)	94,340	2,107,556
Macerich Co. (The) (REIT)	82,700	932,029
Necessity Retail REIT, Inc. (The) (REIT), Class A	49,600	335,296
NETSTREIT Corp. (REIT)	23,700	423,519
Phillips Edison & Co., Inc. (REIT)(x)	43,678	1,488,546
Retail Opportunity Investments Corp. (REIT)	51,500	695,765
RPT Realty (REIT)	35,260	368,467
Saul Centers, Inc. (REIT)	1,550	57,086
SITE Centers Corp. (REIT)	76,300	1,008,686
Tanger Factory Outlet Centers, Inc. (REIT)	43,700	964,459
Urban Edge Properties (REIT)	48,300	745,269
Urstadt Biddle Properties, Inc. (REIT), Class A	3,300	70,158
Whitestone REIT (REIT)	7,650	74,205

		11,485,956

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	16,400	200,244
Four Corners Property Trust, Inc. (REIT)	31,500	800,100
Gladstone Land Corp. (REIT)	12,100	196,867
Outfront Media, Inc. (REIT)	58,300	916,476
PotlatchDeltic Corp. (REIT)	30,673	1,621,068
Safehold, Inc. (REIT) (x)	16,169	383,690
Uniti Group, Inc. (REIT)	85,300	394,086

		4,512,531

Total Real Estate		55,939,566

Utilities (1.5%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,286,934
Genie Energy Ltd., Class B	1,340	18,948
MGE Energy, Inc.	12,900	1,020,519
Otter Tail Corp.	18,200	1,437,072
PNM Resources, Inc.	33,200	1,497,320
Portland General Electric Co.	38,000	1,779,540

		7,040,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	41,644	$1,898,134
Chesapeake Utilities Corp.	8,340	992,460
New Jersey Resources Corp.	41,000	1,935,200
Northwest Natural Holding Co.	12,600	542,430
ONE Gas, Inc.	21,500	1,651,415
RGC Resources, Inc.	340	6,810
Southwest Gas Holdings, Inc.	23,700	1,508,505
Spire, Inc.	20,300	1,287,832

		9,822,786

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	21,050	113,670
Montauk Renewables, Inc.*	28,430	211,519
Ormat Technologies, Inc.	22,420	1,803,913
Sunnova Energy International, Inc. (x)*	34,500	631,695

		2,760,797

Multi-Utilities (0.2%)
Avista Corp.	27,300	1,072,071
Black Hills Corp.	24,800	1,494,448
NorthWestern Corp.	24,791	1,407,137
Unitil Corp.	5,800	294,118

		4,267,774

Water Utilities (0.2%)
American States Water Co.	13,500	1,174,500
Artesian Resources Corp., Class A	650	30,693
Cadiz, Inc. (x)*	4,930	20,016
California Water Service Group	20,300	1,048,089
Consolidated Water Co. Ltd. (x)	1,240	30,045
Global Water Resources, Inc.	360	4,565
Middlesex Water Co.	6,000	483,960
Pure Cycle Corp.*	1,020	11,220
SJW Group	11,900	834,309
York Water Co. (The)	930	38,381

		3,675,778

Total Utilities		27,567,468

Total Common Stocks (98.4%) (Cost $1,473,996,896)		1,851,604,360

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Jounce Therapeutics, Inc., CVR (r)*	32,800	—

Total Consumer Discretionary		—

Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	53,000

Total Financials		53,000

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	32,650

Total Health Care		32,650

Total Rights (0.0%)† (Cost $51,489)		85,650

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		25,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $6,922,303, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $7,057,779. (xx)	$6,919,391	6,919,391
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $2,041,104. (xx)	2,000,000	2,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $2,040,862. (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $4,003,936, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $4,080,000. (xx)	$4,000,000	$4,000,000

Total Repurchase Agreements		14,919,391

Total Short-Term Investments (2.1%) (Cost $39,919,391)		39,919,391

Total Investments in Securities (100.5%) (Cost $1,513,967,776)		1,891,609,401
Other Assets Less Liabilities (-0.5%)		(8,989,869)

Net Assets (100%)		$1,882,619,532

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $665,338 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $56,963,978. This was collateralized by $18,259,034 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/20/23 – 5/15/53 and by cash of $39,919,391 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	107	9/2023	USD	10,184,795	141,325

					141,325

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,087,434	$—	$—	$23,087,434
Consumer Discretionary	235,455,591	—	—	235,455,591
Consumer Staples	59,346,656	—	—	59,346,656
Energy	98,067,402	—	—	98,067,402
Financials	213,879,884	—	—	213,879,884
Health Care	343,336,924	—	78,944	343,415,868
Industrials	370,688,071	—	—	370,688,071
Information Technology	371,484,119	—	—	371,484,119
Materials	52,672,301	—	—	52,672,301
Real Estate	55,939,566	—	—	55,939,566
Utilities	27,567,468	—	—	27,567,468
Futures	141,325	—	—	141,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Rights
Consumer Discretionary	$—	$—	$—	(a)	$—	(a)
Financials	—	53,000	—		53,000
Health Care	—	—	32,650		32,650
Short-Term Investments
Investment Companies	25,000,000	—	—		25,000,000
Repurchase Agreements	—	14,919,391	—		14,919,391

Total Assets	$1,876,666,741	$14,972,391	$111,594		$1,891,750,726

Total Liabilities	$—	$—	$—		$—

Total	$1,876,666,741	$14,972,391	$111,594		$1,891,750,726

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$141,325	*

Total		$141,325

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(332,784)	$(332,784)

Total	$(332,784)	$(332,784)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$239,145	$239,145

Total	$239,145	$239,145

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$7,935,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$364,105,779
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$441,035,604

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$558,886,082
Aggregate gross unrealized depreciation	(193,930,055)

Net unrealized appreciation	$364,956,027

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,526,794,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,499,048,385)	$1,876,690,010
Repurchase Agreements (Cost $14,919,391)	14,919,391
Cash	29,010,096
Cash held as collateral at broker for futures	729,920
Receivable for securities sold	7,334,295
Dividends, interest and other receivables	1,200,442
Receivable for Portfolio shares sold	976,494
Securities lending income receivable	65,683
Due from broker for futures variation margin	29,962
Other assets	20,828

Total assets	1,930,977,121

LIABILITIES
Payable for return of collateral on securities loaned	39,919,391
Payable for securities purchased	6,585,068
Investment management fees payable	779,487
Payable for Portfolio shares repurchased	574,798
Administrative fees payable	193,007
Distribution fees payable – Class IB	162,142
Distribution fees payable – Class IA	107,761
Accrued expenses	35,935

Total liabilities	48,357,589

NET ASSETS	$1,882,619,532

Net assets were comprised of:
Paid in capital	$1,509,237,298
Total distributable earnings (loss)	373,382,234

Net assets	$1,882,619,532

Class IA
Net asset value, offering and redemption price per share, $537,106,134 / 34,078,581 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.76

Class IB
Net asset value, offering and redemption price per share, $808,795,585 / 59,212,431 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.66

Class K
Net asset value, offering and redemption price per share, $536,717,813 / 33,853,458 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.85

(x)	Includes value of securities on loan of $56,963,978.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $27,188 foreign withholding tax)	$9,474,913
Interest	593,488
Securities lending (net)	477,906

Total income	10,546,307

EXPENSES
Investment management fees	4,672,482
Administrative fees	1,157,822
Distribution fees – Class IB	964,842
Distribution fees – Class IA	646,279
Custodian fees	74,804
Professional fees	60,701
Printing and mailing expenses	54,086
Trustees’ fees	28,326
Miscellaneous	17,971

Total expenses	7,677,313

NET INVESTMENT INCOME (LOSS)	2,868,994

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	27,901,962
Futures contracts	(332,784)
Foreign currency transactions	(1)

Net realized gain (loss)	27,569,177

Change in unrealized appreciation (depreciation) on:
Investments in securities	157,184,145
Futures contracts	239,145

Net change in unrealized appreciation (depreciation)	157,423,290

NET REALIZED AND UNREALIZED GAIN (LOSS)	184,992,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$187,861,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,868,994	$3,007,233
Net realized gain (loss)	27,569,177	(6,532,942)
Net change in unrealized appreciation (depreciation)	157,423,290	(662,378,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	187,861,461	(665,904,496)

Distributions to shareholders:
Class IA	—	(20,172,383)
Class IB	—	(34,423,309)
Class K	—	(23,248,963)

Total distributions to shareholders	—	(77,844,655)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 451,060 and 3,775,713 shares, respectively ]	6,816,117	58,891,308
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,375,531 shares, respectively ]	—	20,172,383
Capital shares repurchased [ (1,692,706) and (2,904,264) shares, respectively]	(25,419,431)	(46,512,527)

Total Class IA transactions	(18,603,314)	32,551,164

Class IB
Capital shares sold [ 1,916,504 and 8,142,197 shares, respectively ]	24,984,643	111,070,811
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,705,062 shares, respectively ]	—	34,423,309
Capital shares repurchased [ (3,181,845) and (6,215,453) shares, respectively]	(41,445,011)	(86,478,269)

Total Class IB transactions	(16,460,368)	59,015,851

Class K
Capital shares sold [ 108,531 and 7,328,113 shares, respectively ]	1,643,235	113,314,082
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,575,674 shares, respectively ]	—	23,248,963
Capital shares repurchased [ (2,195,489) and (4,051,526) shares, respectively]	(33,077,697)	(64,927,384)

Total Class K transactions	(31,434,462)	71,635,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(66,498,144)	163,202,676

TOTAL INCREASE (DECREASE) IN NET ASSETS	121,363,317	(580,546,475)
NET ASSETS:
Beginning of period	1,761,256,215	2,341,802,690

End of period	$1,882,619,532	$1,761,256,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021		2020	2019	2018
Net asset value, beginning of period	$14.22		$20.72	$21.87		$18.25	$15.68	$20.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.01	(0.06	)(aa)	(0.04)	0.01	0.01
Net realized and unrealized gain (loss)	1.52		(5.89)	2.79		6.50	4.31	(1.39)

Total from investment operations	1.54		(5.88)	2.73		6.46	4.32	(1.38)

Less distributions:
Dividends from net investment income	—		(0.02)	—		(0.02)	(0.02)	(0.01)
Distributions from net realized gains	—		(0.60)	(3.88)		(2.82)	(1.73)	(3.28)

Total dividends and distributions	—		(0.62)	(3.88)		(2.84)	(1.75)	(3.29)

Net asset value, end of period	$15.76		$14.22	$20.72		$21.87	$18.25	$15.68

Total return (b)	10.83%		(28.45)%	12.88%		36.11%	27.79%	(7.91)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$537,106		$502,316	$685,390		$649,099	$522,416	$442,831
Ratio of expenses to average net assets (a)(f)	0.92%		0.91%	0.90%		0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets (a)(f)	0.24%		0.09%	(0.25	)%(bb)	(0.19)%	0.05%	0.07%
Portfolio turnover rate^	20	%(z)	42%	44%		56%	42%	46%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020	2019	2018
Net asset value, beginning of period	$12.33		$18.07	$19.52		$16.53	$14.33	$18.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.01	(0.05	)(aa)	(0.03)	0.01	0.01
Net realized and unrealized gain (loss)	1.31		(5.13)	2.48		5.86	3.94	(1.27)

Total from investment operations	1.33		(5.12)	2.43		5.83	3.95	(1.26)

Less distributions:
Dividends from net investment income	—		(0.02)	—		(0.02)	(0.02)	(0.01)
Distributions from net realized gains	—		(0.60)	(3.88)		(2.82)	(1.73)	(3.28)

Total dividends and distributions	—		(0.62)	(3.88)		(2.84)	(1.75)	(3.29)

Net asset value, end of period	$13.66		$12.33	$18.07		$19.52	$16.53	$14.33

Total return (b)	10.79%		(28.42)%	12.90%		36.05%	27.84%	(7.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$808,796		$745,413	$1,009,287		$976,317	$778,399	$657,055
Ratio of expenses to average net assets (a)(f)	0.92%		0.91%	0.90%		0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets (a)(f)	0.25%		0.09%	(0.25	)%(bb)	(0.19)%	0.05%	0.07%
Portfolio turnover rate^	20	%(z)	42%	44%		56%	42%	46%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020	2019	2018
Net asset value, beginning of period	$14.29		$20.82	$21.89		$18.26	$15.69	$20.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.06	—	(aa)	0.01	0.05	0.07
Net realized and unrealized gain (loss)	1.52		(5.93)	2.81		6.50	4.31	(1.39)

Total from investment operations	1.56		(5.87)	2.81		6.51	4.36	(1.32)

Less distributions:
Dividends from net investment income	—		(0.06)	—		(0.06)	(0.06)	(0.06)
Distributions from net realized gains	—		(0.60)	(3.88)		(2.82)	(1.73)	(3.28)

Total dividends and distributions	—		(0.66)	(3.88)		(2.88)	(1.79)	(3.34)

Net asset value, end of period	$15.85		$14.29	$20.82		$21.89	$18.26	$15.69

Total return (b)	10.92%		(28.28)%	13.25%		36.39%	28.07%	(7.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$536,718		$513,527	$647,127		$711,849	$633,203	$632,384
Ratio of expenses to average net assets (a)(f)	0.67%		0.66%	0.65%		0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets (a)(f)	0.49%		0.35%	(0.01	)%(bb)	0.05%	0.30%	0.32%
Portfolio turnover rate^	20	%(z)	42%	44%		56%	42%	46%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.07), $(0.06) and $(0.01) for Class IA, Class IB and Class K, respectively.

(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	32.8%
Health Care	21.9
Industrials	16.0
Financials	9.9
Consumer Staples	6.4
Consumer Discretionary	5.2
Investment Company	2.5
Utilities	1.6
Repurchase Agreement	1.3
Real Estate	1.3
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,139.00	$5.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,140.20	3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Automobile Components (1.6%)
Aptiv plc*	1,793	$183,047

Household Durables (1.9%)
TopBuild Corp.*	806	214,412

Specialty Retail (1.7%)
Home Depot, Inc. (The)	617	191,665

Total Consumer Discretionary		589,124

Consumer Staples (6.4%)
Household Products (2.5%)
Procter & Gamble Co. (The)	1,856	281,629

Personal Care Products (3.9%)
Haleon plc (ADR) (x)	19,114	160,175
Unilever plc (ADR)	5,518	287,654

		447,829

Total Consumer Staples		729,458

Financials (9.9%)
Capital Markets (4.3%)
Intercontinental Exchange, Inc.	2,075	234,641
MSCI, Inc., Class A	545	255,763

		490,404

Financial Services (3.0%)
Visa, Inc., Class A	1,437	341,259

Insurance (2.6%)
Aflac, Inc.	4,255	296,999

Total Financials		1,128,662

Health Care (21.9%)
Health Care Equipment & Supplies (6.6%)
Alcon, Inc.	2,755	226,213
Becton Dickinson & Co.	967	255,298
STERIS plc	1,189	267,501

		749,012

Health Care Providers & Services (3.6%)
Laboratory Corp. of America Holdings	708	170,862
UnitedHealth Group, Inc.	483	232,149

		403,011

Life Sciences Tools & Services (9.6%)
Bio-Rad Laboratories, Inc., Class A*	401	152,027
Bruker Corp.	2,226	164,546
Danaher Corp.	1,131	271,440
ICON plc*	1,037	259,457
West Pharmaceutical Services, Inc.	642	245,546

		1,093,016

Pharmaceuticals (2.1%)
Johnson & Johnson	1,472	243,645

Total Health Care		2,488,684

Industrials (16.0%)
Aerospace & Defense (1.9%)
Hexcel Corp.	2,801	212,932

Building Products (1.8%)
Owens Corning	1,603	209,191

Commercial Services & Supplies (4.7%)
Tetra Tech, Inc.	1,378	225,634
Waste Management, Inc.	1,783	309,208

		534,842

Electrical Equipment (1.7%)
Rockwell Automation, Inc.	575	189,434

Machinery (4.4%)
Deere & Co.	790	320,100
Xylem, Inc.	1,639	184,584

		504,684

Professional Services (1.5%)
Maximus, Inc.	1,996	168,682

Total Industrials		1,819,765

Information Technology (32.8%)
Communications Equipment (2.6%)
Ciena Corp.*	4,461	189,548
Lumentum Holdings, Inc.*	1,914	108,581

		298,129

Electronic Equipment, Instruments & Components (8.4%)
Flex Ltd.*	13,795	381,294
Keysight Technologies, Inc.*	1,801	301,577
TE Connectivity Ltd.	1,931	270,649

		953,520

IT Services (2.4%)
Accenture plc, Class A	882	272,168

Semiconductors & Semiconductor Equipment (9.3%)
Advanced Micro Devices, Inc.*	1,271	144,780
Monolithic Power Systems, Inc.	306	165,310
NVIDIA Corp.	598	252,966
NXP Semiconductors NV	1,002	205,089
ON Semiconductor Corp.*	3,093	292,536

		1,060,681

Software (10.1%)
Adobe, Inc.*	559	273,346
Intuit, Inc.	547	250,630
Microsoft Corp.	1,229	418,524
Palo Alto Networks, Inc.*	800	204,408

		1,146,908

Total Information Technology		3,731,406

Real Estate (1.3%)
Specialized REITs (1.3%)
SBA Communications Corp. (REIT), Class A	611	141,605

Total Real Estate		141,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.6%)
Water Utilities (1.6%)
American Water Works Co., Inc.	1,230	$175,583

Total Utilities		175,583

Total Common Stocks (95.1%) (Cost $10,254,994)		10,804,287

SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	287,076	287,134

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.3%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $146,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $148,935. (xx)	$145,954	145,954

Total Short-Term Investments (3.8%) (Cost $433,121)		433,088

Total Investments in Securities (98.9%) (Cost $10,688,115)		11,237,375
Other Assets Less Liabilities (1.1%)		125,226

Net Assets (100%)		$11,362,601

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $143,893. This was collateralized by cash of $145,954 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$589,124	$—	$—	$589,124
Consumer Staples	729,458	—	—	729,458
Financials	1,128,662	—	—	1,128,662
Health Care	2,488,684	—	—	2,488,684
Industrials	1,819,765	—	—	1,819,765
Information Technology	3,731,406	—	—	3,731,406
Real Estate	141,605	—	—	141,605
Utilities	175,583	—	—	175,583
Short-Term Investments
Investment Company	287,134	—	—	287,134
Repurchase Agreement	—	145,954	—	145,954

Total Assets	$11,091,421	$145,954	$—	$11,237,375

Total Liabilities	$—	$—	$—	$—

Total	$11,091,421	$145,954	$—	$11,237,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,750,462
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$781,779

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,048,047
Aggregate gross unrealized depreciation	(498,978)

Net unrealized appreciation	$549,069

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,688,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $10,542,161)	$11,091,421
Repurchase Agreements (Cost $145,954)	145,954
Cash	300,000
Dividends, interest and other receivables	4,364
Securities lending income receivable	31
Receivable for Portfolio shares sold	2
Other assets	783

Total assets	11,542,555

LIABILITIES
Payable for return of collateral on securities loaned	145,954
Administrative fees payable	836
Distribution fees payable – Class IB	306
Investment management fees payable	299
Payable for Portfolio shares repurchased	35
Accrued expenses	32,524

Total liabilities	179,954

NET ASSETS	$11,362,601

Net assets were comprised of:
Paid in capital	$11,440,807
Total distributable earnings (loss)	(78,206)

Net assets	$11,362,601

Class IB
Net asset value, offering and redemption price per share, $1,652,841 / 169,484 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.75

Class K
Net asset value, offering and redemption price per share, $9,709,760 / 994,413 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.76

(x)	Includes value of securities on loan of $143,893.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $427 foreign withholding tax)	$59,728
Interest	6,673
Securities lending (net)	298

Total income	66,699

EXPENSES
Investment management fees	32,559
Professional fees	25,270
Offering costs	8,447
Printing and mailing expenses	4,779
Administrative fees	4,704
Custodian fees	2,766
Distribution fees – Class IB	1,399
Trustees’ fees	149
Miscellaneous	227

Gross expenses	80,300
Less: Waiver from investment manager	(37,263)
Reimbursement from investment manager	(4,044)

Net expenses	38,993

NET INVESTMENT INCOME (LOSS)	27,706

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(271,586)
Net change in unrealized appreciation (depreciation) on investments in securities	1,584,469

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,312,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,340,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,706	$22,597
Net realized gain (loss)	(271,586)	(389,782)
Net change in unrealized appreciation (depreciation)	1,584,469	(1,035,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,340,589	(1,402,394)

Distributions to shareholders:
Class IB	—	(964)
Class K	—	(39,234)

Total distributions to shareholders	—	(40,198)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 116,135 and 59,372 shares, respectively ]	1,051,808	527,252
Capital shares issued in reinvestment of dividends [ 0 and 108 shares, respectively ]	—	964
Capital shares repurchased [ (4,462) and (1,669) shares, respectively]	(39,933)	(14,721)

Total Class B transactions	1,011,875	513,495

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 0 and 4,413 shares, respectively ]	—	39,234

Total Class K transactions	—	9,939,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,011,875	10,452,729

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,352,464	9,010,137
NET ASSETS:
Beginning of period	9,010,137	—

End of period	$11,362,601	$9,010,137

*	Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2023 (Unaudited)		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.01
Net realized and unrealized gain (loss)	1.17		(1.43)

Total from investment operations	1.19		(1.42)

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$9.75		$8.56

Total return (b)	13.90%		(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,653		$495
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%
Before waivers and reimbursements (a)(f)	1.76%		3.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.36%		0.09	%(l)
Before waivers and reimbursements (a)(f)	(0.40)%		(2.27	)%(l)
Portfolio turnover rate^	8	%(z)	22	%(z)

Class K	Six Months Ended June 30, 2023 (Unaudited)		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.02
Net realized and unrealized gain (loss)	1.17		(1.42)

Total from investment operations	1.20		(1.40)

Less distributions:
Dividends from net investment income	—		(0.04)

Net asset value, end of period	$9.76		$8.56

Total return (b)	14.02%		(14.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,710		$8,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%
Before waivers and reimbursements (a)(f)	1.58%		2.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.58%		0.29	%(l)
Before waivers and reimbursements (a)(f)	(0.26)%		(1.72	)%(l)
Portfolio turnover rate^	8	%(z)	22	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Financials	17.5%
Industrials	16.3
Health Care	14.5
Utilities	9.7
Consumer Staples	8.9
Real Estate	7.4
Information Technology	6.1
Materials	5.1
Energy	5.1
Communication Services	3.5
Consumer Discretionary	2.3
Exchange Traded Fund	1.3
Investment Company	1.0
Repurchase Agreement	0.1
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,027.00	$5.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.86	4.98
Class K
Actual	1,000.00	1,027.90	3.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.10	3.73

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.99% and 0.74%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (0.2%)
BCE, Inc.	32,904	$1,500,209

Entertainment (0.6%)
Electronic Arts, Inc.	25,875	3,355,987

Media (2.7%)
Fox Corp., Class B	230,763	7,359,032
Interpublic Group of Cos., Inc. (The)	145,447	5,611,345
Omnicom Group, Inc.	30,603	2,911,876

		15,882,253

Total Communication Services		20,738,449

Consumer Discretionary (2.3%)
Automobile Components (2.1%)
Aptiv plc*	20,107	2,052,724
BorgWarner, Inc.	127,795	6,250,453
Cie Generale des Etablissements Michelin SCA	140,084	4,141,061

		12,444,238

Hotels, Restaurants & Leisure (0.2%)
Sodexo SA	13,952	1,536,461

Total Consumer Discretionary		13,980,699

Consumer Staples (8.9%)
Consumer Staples Distribution & Retail (3.6%)
Dollar Tree, Inc.*	68,467	9,825,014
Koninklijke Ahold Delhaize NV	351,880	12,002,564

		21,827,578

Food Products (2.9%)
Conagra Brands, Inc.	382,007	12,881,276
J M Smucker Co. (The)	28,946	4,274,456

		17,155,732

Household Products (2.4%)
Henkel AG & Co. KGaA (Preference) (q)	68,808	5,500,283
Kimberly-Clark Corp.	62,206	8,588,160

		14,088,443

Total Consumer Staples		53,071,753

Energy (3.5%)
Energy Equipment & Services (1.1%)
Baker Hughes Co., Class A	208,514	6,591,128

Oil, Gas & Consumable Fuels (2.4%)
Devon Energy Corp.	89,628	4,332,617
Diamondback Energy, Inc.	34,627	4,548,603
EQT Corp.	132,954	5,468,398

		14,349,618

Total Energy		20,940,746

Financials (17.5%)
Banks (3.9%)
Capitol Federal Financial, Inc. (x)	265,462	1,637,901
Comerica, Inc.	6,787	287,497
First Hawaiian, Inc.	320,396	5,770,332
Prosperity Bancshares, Inc.	59,875	3,381,740
Truist Financial Corp.	216,430	6,568,651
US Bancorp	116,083	3,835,382
Westamerica Bancorp	43,974	1,684,204

		23,165,707

Capital Markets (6.6%)
Bank of New York Mellon Corp. (The)	283,118	12,604,413
Charles Schwab Corp. (The)	84,780	4,805,330
Northern Trust Corp.	182,096	13,500,598
T. Rowe Price Group, Inc.	76,167	8,532,227

		39,442,568

Insurance (7.0%)
Aflac, Inc.	96,820	6,758,036
Allstate Corp. (The)	121,917	13,293,830
Hanover Insurance Group, Inc. (The)	42,754	4,832,485
Reinsurance Group of America, Inc.	55,891	7,751,523
Willis Towers Watson plc	40,211	9,469,690

		42,105,564

Total Financials		104,713,839

Health Care (14.5%)
Health Care Equipment & Supplies (5.4%)
Becton Dickinson & Co.	11,774	3,108,454
Dentsply Sirona, Inc.	92,891	3,717,498
Embecta Corp.	143,144	3,091,910
Envista Holdings Corp.*	133,574	4,520,144
Hologic, Inc.*	23,677	1,917,127
Smith & Nephew plc (ADR) (x)	20,980	676,605
Zimmer Biomet Holdings, Inc.	105,001	15,288,145

		32,319,883

Health Care Providers & Services (9.1%)
AmerisourceBergen Corp.	31,484	6,058,466
Cardinal Health, Inc.	60,926	5,761,772
Centene Corp.*	68,751	4,637,255
Henry Schein, Inc.*	141,867	11,505,414
Laboratory Corp. of America Holdings	32,580	7,862,532
Quest Diagnostics, Inc.	67,581	9,499,185
Universal Health Services, Inc., Class B	56,181	8,863,676

		54,188,300

Total Health Care		86,508,183

Industrials (16.3%)
Aerospace & Defense (1.9%)
General Dynamics Corp.	9,792	2,106,749
Huntington Ingalls Industries, Inc.	40,381	9,190,716

		11,297,465

Building Products (1.3%)
Cie de Saint-Gobain	124,429	7,579,893

Commercial Services & Supplies (0.5%)
Republic Services, Inc., Class A	19,069	2,920,799

Construction & Engineering (1.1%)
Vinci SA	58,076	6,750,017

Electrical Equipment (3.3%)
Emerson Electric Co.	127,071	11,485,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Legrand SA	24,530	$2,433,416
nVent Electric plc	117,194	6,055,414

		19,974,778

Ground Transportation (0.6%)
Heartland Express, Inc.	231,945	3,806,218

Machinery (3.1%)
Cummins, Inc.	16,953	4,156,197
IMI plc	139,275	2,910,352
Oshkosh Corp.	132,759	11,495,602

		18,562,151

Passenger Airlines (1.7%)
Southwest Airlines Co.	279,835	10,132,825

Trading Companies & Distributors (2.8%)
Beacon Roofing Supply, Inc.*	54,164	4,494,528
Bunzl plc	78,256	2,979,460
MSC Industrial Direct Co., Inc., Class A	93,799	8,937,169

		16,411,157

Total Industrials		97,435,303

Information Technology (6.1%)
Communications Equipment (1.9%)
F5, Inc.*	46,795	6,844,237
Juniper Networks, Inc.	151,462	4,745,304

		11,589,541

Electronic Equipment, Instruments & Components (1.5%)
Corning, Inc.	78,966	2,766,969
TE Connectivity Ltd.	45,182	6,332,709

		9,099,678

IT Services (1.3%)
Amdocs Ltd.	78,553	7,764,964

Semiconductors & Semiconductor Equipment (0.4%)
Teradyne, Inc.	19,528	2,174,052

Technology Hardware, Storage & Peripherals (1.0%)
HP, Inc.	188,709	5,795,254

Total Information Technology		36,423,489

Materials (5.1%)
Chemicals (1.8%)
Akzo Nobel NV	103,032	8,418,796
Axalta Coating Systems Ltd.*	67,065	2,200,402

		10,619,198

Containers & Packaging (3.3%)
Amcor plc	726,716	7,252,626
Packaging Corp. of America	76,415	10,099,006
Sonoco Products Co.	46,334	2,734,633

		20,086,265

Total Materials		30,705,463

Real Estate (7.4%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	47,875	3,234,435

Health Care REITs (1.2%)
Healthpeak Properties, Inc. (REIT)	346,877	6,972,228

Residential REITs (1.2%)
Essex Property Trust, Inc. (REIT)	29,583	6,931,297

Retail REITs (2.8%)
Realty Income Corp. (REIT)	145,813	8,718,159
Regency Centers Corp. (REIT)	124,345	7,680,791

		16,398,950

Specialized REITs (1.7%)
Equinix, Inc. (REIT)	1,512	1,185,317
Public Storage (REIT)	20,482	5,978,286
VICI Properties, Inc. (REIT), Class A	47,922	1,506,188
Weyerhaeuser Co. (REIT)	51,176	1,714,908

		10,384,699

Total Real Estate		43,921,609

Utilities (9.7%)
Electric Utilities (5.9%)
Duke Energy Corp.	88,089	7,905,107
Edison International	190,208	13,209,945
Evergy, Inc.	88,295	5,158,194
Eversource Energy	61,689	4,374,984
Pinnacle West Capital Corp.	59,482	4,845,404

		35,493,634

Gas Utilities (2.2%)
Atmos Energy Corp.	27,548	3,204,934
Spire, Inc.	158,852	10,077,571

		13,282,505

Multi-Utilities (1.6%)
NorthWestern Corp.	164,311	9,326,292

Total Utilities		58,102,431

Total Common Stocks (94.8%) (Cost $538,709,337)		566,541,964

EXCHANGE TRADED FUND (ETF):
Equity (1.3%)
iShares Russell Mid-Cap Value ETF (x)	71,477	7,851,034

Total Exchange Traded Fund (1.3%) (Cost $7,830,482)		7,851,034

MASTER LIMITED PARTNERSHIP:
Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Enterprise Products Partners LP (Cost $9,206,279)	370,234	9,755,666

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	5,822,311	5,823,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $636,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $648,763. (xx)	$635,776	$635,776

Total Short-Term Investments (1.1%) (Cost $6,459,801)		6,459,252

Total Investments in Securities (98.8%) (Cost $562,205,899)		590,607,916
Other Assets Less Liabilities (1.2%)		7,436,530

Net Assets (100%)		$598,044,446

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $717,330. This was collateralized by $99,961 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.329%, maturing 7/31/23 - 11/15/52 and by cash of $635,776 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	10,288,315	EUR	9,377,079	Bank of America	9/29/2023	11,195
USD	19,953,976	EUR	18,203,525	JPMorgan Chase Bank	9/29/2023	3,220
USD	10,289,074	EUR	9,377,079	Morgan Stanley	9/29/2023	11,954
USD	4,876,162	GBP	3,837,346	Bank of America	9/29/2023	1,828

Total unrealized appreciation						28,197

USD	926,121	CAD	1,225,816	Goldman Sachs	9/29/2023	(460)
USD	569,567	GBP	450,955	Bank of America	9/29/2023	(3,252)

Total unrealized depreciation						(3,712)

Net unrealized appreciation						24,485

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,738,449	$—	$—	$20,738,449
Consumer Discretionary	8,303,177	5,677,522	—	13,980,699
Consumer Staples	35,568,906	17,502,847	—	53,071,753
Energy	20,940,746	—	—	20,940,746
Financials	104,713,839	—	—	104,713,839
Health Care	86,508,183	—	—	86,508,183
Industrials	74,782,165	22,653,138	—	97,435,303
Information Technology	36,423,489	—	—	36,423,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$22,286,667	$8,418,796	$—	$30,705,463
Real Estate	43,921,609	—	—	43,921,609
Utilities	58,102,431	—	—	58,102,431
Exchange Traded Fund	7,851,034	—	—	7,851,034
Forward Currency Contracts	—	28,197	—	28,197
Master Limited Partnership
Energy	9,755,666	—	—	9,755,666
Short-Term Investments
Investment Company	5,823,476	—	—	5,823,476
Repurchase Agreement	—	635,776	—	635,776

Total Assets	$535,719,837	$54,916,276	$—	$590,636,113

Liabilities:
Forward Currency Contracts	$—	$(3,712)	$—	$(3,712)

Total Liabilities	$—	$(3,712)	$—	$(3,712)

Total	$535,719,837	$54,912,564	$—	$590,632,401

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$28,197

Total		$28,197

	Liability Derivatives
Foreign exchange contracts	Payables	$(3,712)

Total		$(3,712)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(684,368)	$(684,368)

Total	$(684,368)	$(684,368)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$237,906	$237,906

Total	$237,906	$237,906

^ The Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$2,458,996
Average amounts sold – in USD	$48,503,615

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$13,023	$(3,252)	$—	$9,771
JPMorgan Chase Bank	3,220	—	—	3,220
Morgan Stanley	11,954	—	—	11,954

Total	$28,197	$(3,252)	$—	$24,945

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$3,252	$(3,252)	$—	$—
Goldman Sachs	460	—	—	460

Total	$3,712	$(3,252)	$—	$460

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,419,402
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$129,060,468

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,855,834
Aggregate gross unrealized depreciation	(35,976,672)

Net unrealized appreciation	$27,879,162

Federal income tax cost of investments in securities and derivative instruments, if applicable	$562,753,239

For the six months ended June 30, 2023, the Portfolio incurred approximately $7,753 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $561,570,123)	$589,972,140
Repurchase Agreements (Cost $635,776)	635,776
Cash	8,700,000
Foreign cash (Cost $508,525)	508,506
Receivable for securities sold	5,289,056
Dividends, interest and other receivables	1,238,517
Receivable for Portfolio shares sold	220,939
Unrealized appreciation on forward foreign currency contracts	28,197
Securities lending income receivable	103
Other assets	8,664

Total assets	606,601,898

LIABILITIES
Payable for securities purchased	7,237,321
Payable for return of collateral on securities loaned	635,776
Investment management fees payable	297,523
Payable for Portfolio shares repurchased	174,275
Distribution fees payable – Class IB	104,518
Administrative fees payable	45,145
Unrealized depreciation on forward foreign currency contracts	3,712
Accrued expenses	59,182

Total liabilities	8,557,452

NET ASSETS	$598,044,446

Net assets were comprised of:
Paid in capital	$554,350,046
Total distributable earnings (loss)	43,694,400

Net assets	$598,044,446

Class IB
Net asset value, offering and redemption price per share, $519,059,334 / 23,512,965 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.08

Class K
Net asset value, offering and redemption price per share, $78,985,112 / 3,575,452 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.09

(x)	Includes value of securities on loan of $717,330.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $181,123 foreign withholding tax)	$8,557,418
Interest	193,489
Securities lending (net)	1,116

Total income	8,752,023

EXPENSES
Investment management fees	2,660,642
Distribution fees – Class IB	639,488
Administrative fees	277,639
Professional fees	37,630
Custodian fees	30,497
Printing and mailing expenses	21,156
Trustees’ fees	9,240
Miscellaneous	10,007

Gross expenses	3,686,299
Less: Waiver from investment manager	(845,699)

Net expenses	2,840,600

NET INVESTMENT INCOME (LOSS)	5,911,423

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,021,717
Forward foreign currency contracts	(684,368)
Foreign currency transactions	(894)

Net realized gain (loss)	7,336,455

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,349,086
Forward foreign currency contracts	237,906
Foreign currency translations	996

Net change in unrealized appreciation (depreciation)	2,587,988

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,924,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,835,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,911,423	$10,295,231
Net realized gain (loss)	7,336,455	60,383,260
Net change in unrealized appreciation (depreciation)	2,587,988	(79,283,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,835,866	(8,604,973)

Distributions to shareholders:
Class IB	—	(66,428,915)
Class K	—	(10,780,595)

Total distributions to shareholders	—	(77,209,510)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 969,972 and 1,848,854 shares, respectively ]	21,159,806	44,474,871
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,024,819 shares, respectively ]	—	66,428,915
Capital shares repurchased [ (1,222,517) and (2,135,694) shares, respectively]	(26,629,469)	(51,599,852)

Total Class IB transactions	(5,469,663)	59,303,934

Class K
Capital shares sold [ 21,024 and 482,846 shares, respectively ]	458,441	11,763,217
Capital shares issued in reinvestment of dividends and distributions [ 0 and 491,055 shares, respectively ]	—	10,780,595
Capital shares repurchased [ (214,681) and (391,150) shares, respectively]	(4,703,310)	(9,412,979)

Total Class K transactions	(4,244,869)	13,130,833

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,714,532)	72,434,767

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,121,334	(13,379,716)
NET ASSETS:
Beginning of period	591,923,112	605,302,828

End of period	$598,044,446	$591,923,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$21.50		$25.00		$23.11		$23.11		$18.26		$20.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.41	(1)	0.34		0.30		0.33		0.09
Net realized and unrealized gain (loss)	0.37		(0.76)		4.88		—	#	4.92		(2.24)

Total from investment operations	0.58		(0.35)		5.22		0.30		5.25		(2.15)

Less distributions:
Dividends from net investment income	—		(0.70)		(0.30)		(0.25)		(0.38)		(0.09)
Distributions from net realized gains	—		(2.45)		(3.03)		(0.04)		(0.02)		—
Return of capital	—		—		—		(0.01)		—		(0.02)

Total dividends and distributions	—		(3.15)		(3.33)		(0.30)		(0.40)		(0.11)

Net asset value, end of period	$22.08		$21.50		$25.00		$23.11		$23.11		$18.26

Total return (b)	2.70%		(1.47)%		23.02%		1.32%		28.77%		(10.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$519,059		$510,935		$525,686		$439,396		$347,837		$261,736
Ratio of expenses to average net assets:
After waivers (a)(f)	0.99	%(j)	1.00	%(j)	1.00	%(j)	0.99	%(j)	0.99	%(k)	1.00	%(k)
Before waivers (a)(f)	1.28%		1.28%		1.28%		1.30%		1.32%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.97%		1.71	%(aa)	1.28%		1.45%		1.54%		2.29	%(l)
Before waivers (a)(f)	1.68%		1.43	%(aa)	1.00%		1.14%		1.21%		1.95	%(l)
Portfolio turnover rate^	21	%(z)	75%		51%		101%		42%		11	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,				June 8, 2020* to December 31, 2020
Class K			2022		2021
Net asset value, beginning of period	$21.49		$24.99		$23.09		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.48	(1)	0.39		0.18
Net realized and unrealized gain (loss)	0.36		(0.77)		4.91		2.57

Total from investment operations	0.60		(0.29)		5.30		2.75

Less distributions:
Dividends from net investment income	—		(0.76)		(0.37)		(0.29)
Distributions from net realized gains	—		(2.45)		(3.03)		(0.04)
Return of capital	—		—		—		(0.02)

Total dividends and distributions	—		(3.21)		(3.40)		(0.35)

Net asset value, end of period	$22.09		$21.49		$24.99		$23.09

Total return (b)	2.79%		(1.24)%		23.35%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,985		$80,988		$79,617		$101,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.74	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	1.03%		1.03%		1.03%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.21%		1.98	%(aa)	1.48%		1.57	%(I)
Before waivers (a)(f)	1.92%		1.70	%(aa)	1.20%		1.25	%(I)
Portfolio turnover rate^	21	%(z)	75%		51%		101%
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.37 and $0.44 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses ncurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Exchange Traded Funds	$101,080,999	99.6%
Investment Company	372,495	0.3
Repurchase Agreement	79,125	0.1
Cash and Other	(49,190)	0.0 #

		100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,093.30	$5.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.50

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (63.5%)
iShares Core MSCI EAFE ETF	286,000	$19,305,000
iShares Core S&P 500 ETF	28,500	12,702,735
iShares Core S&P Mid-Cap ETF	12,800	3,346,944
iShares Russell 2000 ETF (x)	19,400	3,633,038
SPDR Portfolio S&P 500 ETF (x)	243,700	12,699,207
Vanguard S&P 500 ETF	31,300	12,747,864

Total Equity		64,434,788

Fixed Income (36.1%)
Vanguard Intermediate-Term Corporate Bond ETF	463,700	36,646,211

Total Exchange Traded Funds (99.6%) (Cost $98,494,509)		101,080,999

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	372,420	372,495

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $79,158, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $80,741. (xx)	$79,125	79,125

Total Short-Term Investments (0.4%) (Cost $451,650)		451,620

Total Investments in Securities (100.0%) (Cost $98,946,159)		101,532,619
Other Assets Less Liabilities (0.0%)†		(49,190)

Net Assets (100%)		$101,483,429

†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,314,191. This was collateralized by $3,308,679 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.440%, maturing 7/31/23 – 11/15/51 and by cash of $79,125 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$101,080,999	$—	$—	$101,080,999
Short-Term Investments
Investment Company	372,495	—	—	372,495
Repurchase Agreement	—	79,125	—	79,125

Total Assets	$101,453,494	$79,125	$—	$101,532,619

Total Liabilities	$—	$—	$—	$—

Total	$101,453,494	$79,125	$—	$101,532,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,567,819
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$47,443,269

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,038,158
Aggregate gross unrealized depreciation	(6,033,228)

Net unrealized appreciation	$1,004,930

Federal income tax cost of investments in securities and derivative instruments, if applicable	$100,527,689

For the six months ended June 30, 2023, the Portfolio incurred approximately $1,224 as brokerage commissions with Sanford C. Bernstein &

Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $98,867,034)	$101,453,494
Repurchase Agreements (Cost $79,125)	79,125
Cash	300,000
Receivable for securities sold	193,939
Receivable for Portfolio shares sold	104,511
Dividends, interest and other receivables	51,133
Securities lending income receivable	2,585
Other assets	5,831

Total assets	102,190,618

LIABILITIES
Payable for securities purchased	355,219
Payable for Portfolio shares repurchased	154,205
Payable for return of collateral on securities loaned	79,125
Investment management fees payable	52,034
Distribution fees payable – Class IB	20,373
Administrative fees payable	10,408
Accrued expenses	35,825

Total liabilities	707,189

NET ASSETS	$101,483,429

Net assets were comprised of:
Paid in capital	$99,949,961
Total distributable earnings (loss)	1,533,468

Net assets	$101,483,429

Class IB
Net asset value, offering and redemption price per share, $101,483,429 / 9,216,387 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.01

(x)	Includes value of securities on loan of $3,314,191.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$1,195,508
Interest	6,087
Securities lending (net)	17,408

Total income	1,219,003

EXPENSES
Investment management fees	363,208
Distribution fees – Class IB	113,502
Administrative fees	58,057
Professional fees	27,008
Printing and mailing expenses	7,524
Custodian fees	5,405
Trustees’ fees	1,345
Miscellaneous	986

Gross expenses	577,035
Less: Waiver from investment manager	(77,628)

Net expenses	499,407

NET INVESTMENT INCOME (LOSS)	719,596

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	198,499
Net change in unrealized appreciation (depreciation) on investments in securities	7,239,623

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,438,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,157,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$719,596	$971,777
Net realized gain (loss)	198,499	(576,369)
Net change in unrealized appreciation (depreciation)	7,239,623	(14,986,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,157,718	(14,591,167)

Distributions to shareholders:
Class IB	—	(2,786,464)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,337,667 and 1,808,646 shares, respectively ]	14,177,535	19,473,878
Capital shares issued in reinvestment of dividends and distributions [ 0 and 272,395 shares, respectively ]	—	2,786,464
Capital shares repurchased [ (342,893) and (302,211) shares, respectively]	(3,641,869)	(3,290,068)

Total Class IB transactions	10,535,666	18,970,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,535,666	18,970,274

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,693,384	1,592,643
NET ASSETS:
Beginning of period	82,790,045	81,197,402

End of period	$101,483,429	$82,790,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,						February 1, 2019* to December 31, 2019
Class IB			2022		2021		2020
Net asset value, beginning of period	$10.07		$12.60		$11.69		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.14		0.12		0.10		0.20
Net realized and unrealized gain (loss)	0.86		(2.32)		0.98		0.32		1.32

Total from investment operations	0.94		(2.18)		1.10		0.42		1.52

Less distributions:
Dividends from net investment income	—		(0.15)		(0.09)		(0.09)		(0.12)
Distributions from net realized gains	—		(0.20)		(0.10)		(0.01)		(0.03)

Total dividends and distributions	—		(0.35)		(0.19)		(0.10)		(0.15)

Net asset value, end of period	$11.01		$10.07		$12.60		$11.69		$11.37

Total return (b)	9.33%		(17.28)%		9.36%		3.71%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,483		$82,790		$81,197		$53,403		$25,730
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.13	%(k)	1.14	%(m)	1.13	%(m)	1.14	%(m)
Before waivers (a)(f)	1.27%		1.28%		1.29%		1.35%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.58%		1.25%		0.96%		0.92%		2.03	%(l)
Before waivers (a)(f)(x)	1.41%		1.11%		0.81%		0.70%		1.52	%(l)
Portfolio turnover rate^	52	%(z)	248%		87%		134%		56	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.70		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.20
Net realized and unrealized gain (loss)	0.09		0.34		1.34

Total from investment operations	0.09		0.46		1.54

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)
Distributions from net realized gains	—		(0.01)		(0.03)

Total dividends and distributions	—		(0.13)		(0.17)

Net asset value, end of period	$11.79		$11.70		$11.37

Total return (b)	0.77%		4.04%		15.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$11,889		$11,427
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91	%(m)	0.88	%(m)	0.88	%(m)
Before waivers (a)(f)	1.07%		1.11%		1.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		1.06%		2.05	%(l)
Before waivers (a)(f)(x)	(0.14)%		0.84%		1.34	%(l)
Portfolio turnover rate^	87%		134%		56	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	21.2%
Industrials	12.7
Financials	11.7
Health Care	10.7
Consumer Discretionary	10.4
Communication Services	8.7
Consumer Staples	8.3
Materials	5.8
Utilities	4.4
Real Estate	1.8
Energy	1.4
Investment Company	0.6
Repurchase Agreement	0.0 #
Cash and Other	2.3

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,132.60	$5.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	1,132.30	5.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.97% and 0.97%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Entertainment (2.3%)
Netflix, Inc.*	13,542	$5,965,116
Take-Two Interactive Software, Inc.*	45,695	6,724,476

		12,689,592

Interactive Media & Services (4.8%)
Alphabet, Inc., Class C*	106,317	12,861,168
Meta Platforms, Inc., Class A*	36,685	10,527,861
Pinterest, Inc., Class A*	100,395	2,744,799

		26,133,828

Media (1.6%)
Charter Communications, Inc., Class A*	8,999	3,305,963
Comcast Corp., Class A	133,122	5,531,219

		8,837,182

Total Communication Services		47,660,602

Consumer Discretionary (10.4%)
Automobile Components (0.2%)
Aptiv plc*	7,888	805,286

Hotels, Restaurants & Leisure (8.0%)
Aramark	213,532	9,192,553
Chipotle Mexican Grill, Inc., Class A*	5,120	10,951,680
Marriott International, Inc., Class A	27,921	5,128,808
Royal Caribbean Cruises Ltd.*	128,660	13,347,188
Yum! Brands, Inc.	37,240	5,159,602

		43,779,831

Household Durables (0.7%)
DR Horton, Inc.	32,025	3,897,122

Specialty Retail (0.6%)
Burlington Stores, Inc.*	21,992	3,461,321

Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	41,662	4,598,235

Total Consumer Discretionary		56,541,795

Consumer Staples (8.3%)
Beverages (2.4%)
Constellation Brands, Inc., Class A	27,409	6,746,177
Molson Coors Beverage Co., Class B	91,969	6,055,239

		12,801,416

Consumer Staples Distribution & Retail (1.9%)
Dollar General Corp.	30,016	5,096,116
Dollar Tree, Inc.*	37,716	5,412,246

		10,508,362

Food Products (1.0%)
Kraft Heinz Co. (The)	160,239	5,688,484

Household Products (0.9%)
Church & Dwight Co., Inc.	50,881	5,099,803

Personal Care Products (0.6%)
Estee Lauder Cos., Inc. (The), Class A	16,394	3,219,454

Tobacco (1.5%)
Philip Morris International, Inc.	83,993	8,199,397

Total Consumer Staples		45,516,916

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
ConocoPhillips	37,778	3,914,179
Equitrans Midstream Corp.	411,779	3,936,607

Total Energy		7,850,786

Financials (11.7%)
Banks (2.0%)
JPMorgan Chase & Co.	73,920	10,750,925

Capital Markets (2.1%)
KKR & Co., Inc.	84,021	4,705,176
MSCI, Inc., Class A	14,845	6,966,610

		11,671,786

Financial Services (4.3%)
Mastercard, Inc., Class A	27,078	10,649,777
Toast, Inc., Class A*	198,366	4,477,121
Visa, Inc., Class A	34,765	8,255,992

		23,382,890

Insurance (3.3%)
Arch Capital Group Ltd.*	50,081	3,748,563
Marsh & McLennan Cos., Inc.	47,015	8,842,581
Progressive Corp. (The)	41,236	5,458,409

		18,049,553

Total Financials		63,855,154

Health Care (10.7%)
Biotechnology (2.1%)
AbbVie, Inc.	43,428	5,851,054
Regeneron Pharmaceuticals, Inc.*	7,820	5,618,983

		11,470,037

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	38,843	4,234,664
Edwards Lifesciences Corp.*	60,289	5,687,061

		9,921,725

Health Care Providers & Services (2.2%)
Elevance Health, Inc.	10,669	4,740,130
UnitedHealth Group, Inc.	15,670	7,531,629

		12,271,759

Life Sciences Tools & Services (2.1%)
Danaher Corp.	23,741	5,697,840
Mettler-Toledo International, Inc.*	4,247	5,570,535

		11,268,375

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	93,236	5,962,443
Johnson & Johnson	46,508	7,698,004

		13,660,447

Total Health Care		58,592,343

Industrials (12.7%)
Aerospace & Defense (2.9%)
Axon Enterprise, Inc.*	23,482	4,581,808
TransDigm Group, Inc.	12,635	11,297,838

		15,879,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (2.1%)
Armstrong World Industries, Inc.	77,503	$5,693,370
Carrier Global Corp.	116,990	5,815,573

		11,508,943

Commercial Services & Supplies (0.9%)
Waste Connections, Inc.	34,291	4,901,213

Electrical Equipment (1.1%)
AMETEK, Inc.	36,469	5,903,602

Ground Transportation (2.3%)
Saia, Inc.*	21,191	7,256,010
Union Pacific Corp.	25,427	5,202,873

		12,458,883

Industrial Conglomerates (1.6%)
General Electric Co.	82,433	9,055,265

Passenger Airlines (0.8%)
United Airlines Holdings, Inc.*	80,814	4,434,264

Professional Services (1.0%)
Ceridian HCM Holding, Inc.*	79,381	5,316,145

Total Industrials		69,457,961

Information Technology (21.2%)
Electronic Equipment, Instruments & Components (1.0%)
Trimble, Inc.*	100,011	5,294,582

IT Services (0.5%)
GoDaddy, Inc., Class A*	39,172	2,942,992

Semiconductors & Semiconductor Equipment (8.9%)
ASML Holding NV (Registered) (ADR)	21,075	15,274,106
Broadcom, Inc.	17,140	14,867,750
Enphase Energy, Inc.*	8,765	1,467,962
KLA Corp.	15,460	7,498,409
Micron Technology, Inc.	85,312	5,384,041
Wolfspeed, Inc. (x)*	76,030	4,226,508

		48,718,776

Software (9.2%)
Adobe, Inc.*	7,836	3,831,726
Atlassian Corp., Class A*	24,185	4,058,485
DocuSign, Inc., Class A*	34,556	1,765,466
Microsoft Corp.	74,723	25,446,170
Salesforce, Inc.*	24,264	5,126,013
ServiceNow, Inc.*	18,314	10,291,918

		50,519,778

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	44,046	8,543,603

Total Information Technology		116,019,731

Materials (5.8%)
Chemicals (2.8%)
Albemarle Corp.	14,275	3,184,610
Corteva, Inc.	61,895	3,546,584
Linde plc	22,679	8,642,513

		15,373,707

Metals & Mining (3.0%)
ATI, Inc.*	363,824	16,091,936

Total Materials		31,465,643

Real Estate (1.8%)
Health Care REITs (0.8%)
Welltower, Inc. (REIT)	54,300	4,392,327

Specialized REITs (1.0%)
Equinix, Inc. (REIT)	6,652	5,214,769

Total Real Estate		9,607,096

Utilities (4.4%)
Electric Utilities (3.3%)
PG&E Corp.*	622,137	10,750,528
Southern Co. (The)	102,669	7,212,497

		17,963,025

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp. (The)	298,933	6,196,881

Total Utilities		24,159,906

Total Common Stocks (97.1%) (Cost $333,606,365)		530,727,933

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	3,489,196	3,489,894

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $19,388, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $19,767. (xx)	$19,380	19,380

Total Short-Term Investments (0.6%) (Cost $3,509,838)		3,509,274

Total Investments in Securities (97.7%) (Cost $337,116,203)		534,237,207
Other Assets Less Liabilities (2.3%)		12,456,441

Net Assets (100%)		$546,693,648

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,443,578. This was collateralized by $3,468,032 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.125%, maturing 10/26/23 – 11/15/52 and by cash of $19,380 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$47,660,602	$—	$—	$47,660,602
Consumer Discretionary	56,541,795	—	—	56,541,795
Consumer Staples	45,516,916	—	—	45,516,916
Energy	7,850,786	—	—	7,850,786
Financials	63,855,154	—	—	63,855,154
Health Care	58,592,343	—	—	58,592,343
Industrials	69,457,961	—	—	69,457,961
Information Technology	116,019,731	—	—	116,019,731
Materials	31,465,643	—	—	31,465,643
Real Estate	9,607,096	—	—	9,607,096
Utilities	24,159,906	—	—	24,159,906
Short-Term Investments
Investment Company	3,489,894	—	—	3,489,894
Repurchase Agreement	—	19,380	—	19,380

Total Assets	$534,217,827	$19,380	$—	$534,237,207

Total Liabilities	$—	$—	$—	$—

Total	$534,217,827	$19,380	$—	$534,237,207

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$87,741,053
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$107,479,516

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,279,578
Aggregate gross unrealized depreciation	(15,159,164)

Net unrealized appreciation	$197,120,414

Federal income tax cost of investments in securities and derivative instruments, if applicable	$337,116,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $337,096,823)	$534,217,827
Repurchase Agreements (Cost $19,380)	19,380
Cash	11,312,000
Receivable for securities sold	1,783,494
Dividends, interest and other receivables	199,585
Receivable for Portfolio shares sold	10,383
Securities lending income receivable	598
Other assets	5,921

Total assets	547,549,188

LIABILITIES
Payable for Portfolio shares repurchased	345,805
Investment management fees payable	261,094
Distribution fees payable – Class IB	92,925
Administrative fees payable	40,917
Payable for return of collateral on securities loaned	19,380
Distribution fees payable – Class IA	16,348
Accrued expenses	79,071

Total liabilities	855,540

NET ASSETS	$546,693,648

Net assets were comprised of:
Paid in capital	$335,555,276
Total distributable earnings (loss)	211,138,372

Net assets	$546,693,648

Class IA
Net asset value, offering and redemption price per share, $81,553,443 / 2,832,691 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.79

Class IB
Net asset value, offering and redemption price per share, $465,140,205 / 16,126,813 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.84

(x)	Includes value of securities on loan of $3,443,578.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $16,520 foreign withholding tax)	$2,830,651
Interest	251,268
Securities lending (net)	6,895

Total income	3,088,814

EXPENSES
Investment management fees	1,680,254
Distribution fees – Class IB	549,298
Administrative fees	242,766
Distribution fees – Class IA	96,952
Professional fees	33,674
Printing and mailing expenses	19,051
Custodian fees	15,273
Trustees’ fees	8,013
Miscellaneous	5,880

Gross expenses	2,651,161
Less: Waiver from investment manager	(142,113)

Net expenses	2,509,048

NET INVESTMENT INCOME (LOSS)	579,766

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	6,513,800
Net change in unrealized appreciation (depreciation) on investments in securities	58,195,841

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,709,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,289,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$579,766	$909,300
Net realized gain (loss)	6,513,800	47,290,131
Net change in unrealized appreciation (depreciation)	58,195,841	(172,286,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,289,407	(124,086,600)

Distributions to shareholders:
Class IA	—	(9,758,866)
Class IB	—	(55,073,680)

Total distributions to shareholders	—	(64,832,546)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 34,272 and 143,391 shares, respectively ]	930,451	4,280,728
Capital shares issued in reinvestment of dividends and distributions [ 0 and 366,880 shares, respectively ]	—	9,758,866
Capital shares repurchased [ (173,316) and (279,543) shares, respectively]	(4,677,622)	(8,312,154)

Total Class IA transactions	(3,747,171)	5,727,440

Class IB
Capital shares sold [ 198,934 and 471,516 shares, respectively ]	5,377,430	14,081,956
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,066,827 shares, respectively ]	—	55,073,680
Capital shares repurchased [ (887,858) and (1,441,247) shares, respectively]	(24,031,592)	(42,812,916)

Total Class IB transactions	(18,654,162)	26,342,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,401,333)	32,070,160

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,888,074	(156,848,986)
NET ASSETS:
Beginning of period	503,805,574	660,654,560

End of period	$546,693,648	$503,805,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019		2018
Net asset value, beginning of period	$25.42		$35.74	$30.50	$26.18	$22.27		$26.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	(0.04)	0.01	0.17	(1)	0.14
Net realized and unrealized gain (loss)	3.34		(6.78)	7.03	6.03	7.06		(1.20)

Total from investment operations	3.37		(6.73)	6.99	6.04	7.23		(1.06)

Less distributions:
Dividends from net investment income	—		(0.05)	—	(0.03)	(0.15)		(0.16)
Distributions from net realized gains	—		(3.54)	(1.75)	(1.69)	(3.17)		(3.20)

Total dividends and distributions	—		(3.59)	(1.75)	(1.72)	(3.32)		(3.36)

Net asset value, end of period	$28.79		$25.42	$35.74	$30.50	$26.18		$22.27

Total return (b)	13.26%		(18.97)%	23.07%	23.26%	32.89%		(4.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,553		$75,546	$97,965	$86,482	$41,519		$37,013
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%	0.97%	0.97%	0.97%		0.97%
Before waivers (a)(f)	1.02%		1.02%	1.02%	1.03%	1.03%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.22%		0.17%	(0.11)%	0.05%	0.66	%(aa)	0.52%
Before waivers (a)(f)	0.17%		0.12%	(0.15)%	(0.01)%	0.59	%(aa)	0.45%
Portfolio turnover rate^	17	%(z)	25%	20%	42%	32%		31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019		2018
Net asset value, beginning of period	$25.47		$35.80	$30.55	$26.22	$22.30		$26.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	(0.04)	0.02	0.17	(1)	0.14
Net realized and unrealized gain (loss)	3.34		(6.79)	7.04	6.03	7.07		(1.20)

Total from investment operations	3.37		(6.74)	7.00	6.05	7.24		(1.06)

Less distributions:
Dividends from net investment income	—		(0.05)	—	(0.03)	(0.15)		(0.16)
Distributions from net realized gains	—		(3.54)	(1.75)	(1.69)	(3.17)		(3.20)

Total dividends and distributions	—		(3.59)	(1.75)	(1.72)	(3.32)		(3.36)

Net asset value, end of period	$28.84		$25.47	$35.80	$30.55	$26.22		$22.30

Total return (b)	13.23%		(18.97)%	23.06%	23.26%	32.89%		(4.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$465,140		$428,260	$562,690	$493,082	$381,178		$316,075
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%	0.97%	0.97%	0.97%		0.97%
Before waivers (a)(f)	1.02%		1.02%	1.02%	1.03%	1.03%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.22%		0.17%	(0.11)%	0.06%	0.66	%(aa)	0.52%
Before waivers (a)(f)	0.17%		0.11%	(0.15)%	— %‡‡	0.59	%(aa)	0.45%
Portfolio turnover rate^	17	%(z)	25%	20%	42%	32%		31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2020 to June 7, 2020‡	Year Ended December 31,
Class K		2019		2018
Net asset value, beginning of period	$26.11	$22.21		$26.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.24	(1)	0.21
Net realized and unrealized gain (loss)	0.95	7.05		(1.21)

Total from investment operations	1.00	7.29		(1.00)

Less distributions:
Dividends from net investment income	—	(0.22)		(0.23)
Distributions from net realized gains	—	(3.17)		(3.20)

Total dividends and distributions	—	(3.39)		(3.43)

Net asset value, end of period	$27.11	$26.11		$22.21

Total return (b)	3.79%	33.24%		(4.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$6,424		$4,285
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%		0.72%
Before waivers (a)(f)	0.79%	0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.44%	0.91	%(aa)	0.77%
Before waivers (a)(f)	0.37%	0.84	%(aa)	0.71%
Portfolio turnover rate^	42%	32%		31%
‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
‡‡	Amount is less than 0.005%.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.19 for Class IA, IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.19% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	36.3%
Health Care	15.5
Consumer Discretionary	10.7
Financials	10.5
Industrials	9.6
Communication Services	8.1
Consumer Staples	3.8
Materials	1.7
Real Estate	1.6
Utilities	1.2
Repurchase Agreement	0.1
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,330.00	$5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,330.80	5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,331.30	4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Entertainment (4.1%)
Netflix, Inc.*	30,400	$13,390,896
Sea Ltd. (ADR)*	41,970	2,435,939

		15,826,835

Interactive Media & Services (4.0%)
Meta Platforms, Inc., Class A*	54,303	15,583,875

Total Communication Services		31,410,710

Consumer Discretionary (10.7%)
Automobile Components (1.0%)
Aptiv plc*	39,099	3,991,617

Automobiles (0.8%)
Tesla, Inc.*	12,800	3,350,656

Broadline Retail (6.9%)
Amazon.com, Inc.*	206,020	26,856,767

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	69,800	7,703,826

Total Consumer Discretionary		41,902,866

Consumer Staples (3.8%)
Beverages (2.3%)
Monster Beverage Corp.*	155,420	8,927,325

Personal Care Products (1.5%)
Estee Lauder Cos., Inc. (The), Class A	30,000	5,891,400

Total Consumer Staples		14,818,725

Financials (10.5%)
Capital Markets (2.4%)
S&P Global, Inc.	23,532	9,433,743

Financial Services (6.1%)
PayPal Holdings, Inc.*	71,800	4,791,214
Visa, Inc., Class A	79,261	18,822,902

		23,614,116

Insurance (2.0%)
Marsh & McLennan Cos., Inc.	42,096	7,917,416

Total Financials		40,965,275

Health Care (15.5%)
Health Care Equipment & Supplies (7.2%)
Alcon, Inc. (x)	85,430	7,014,657
Dexcom, Inc.*	51,100	6,566,861
Intuitive Surgical, Inc.*	21,000	7,180,740
Stryker Corp.	23,600	7,200,124

		27,962,382

Health Care Providers & Services (3.4%)
UnitedHealth Group, Inc.	27,145	13,046,973

Life Sciences Tools & Services (1.9%)
Thermo Fisher Scientific, Inc.	14,497	7,563,810

Pharmaceuticals (3.0%)
Eli Lilly and Co.	8,500	3,986,330
Zoetis, Inc., Class A	45,200	7,783,892

		11,770,222

Total Health Care		60,343,387

Industrials (9.6%)
Air Freight & Logistics (1.6%)
United Parcel Service, Inc., Class B	35,948	6,443,679

Electrical Equipment (2.3%)
Eaton Corp. plc	45,560	9,162,116

Ground Transportation (1.7%)
Uber Technologies, Inc.*	152,180	6,569,611

Industrial Conglomerates (1.1%)
Honeywell International, Inc.	20,500	4,253,750

Trading Companies & Distributors (2.9%)
WW Grainger, Inc.	14,140	11,150,662

Total Industrials		37,579,818

Information Technology (36.3%)
Semiconductors & Semiconductor Equipment (9.6%)
ASML Holding NV (Registered) (ADR)	10,140	7,348,965
Intel Corp.	80,300	2,685,232
NVIDIA Corp.	65,240	27,597,825

		37,632,022

Software (21.5%)
Adobe, Inc.*	15,729	7,691,324
Atlassian Corp., Class A*	25,570	4,290,902
Intuit, Inc.	10,400	4,765,176
Microsoft Corp.	100,427	34,199,411
Palo Alto Networks, Inc.*	46,250	11,817,337
Salesforce, Inc.*	43,460	9,181,360
Splunk, Inc.*	48,295	5,123,616
Unity Software, Inc. (x)*	34,400	1,493,648
Workday, Inc., Class A*	22,290	5,035,088

		83,597,862

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	103,734	20,121,284

Total Information Technology		141,351,168

Materials (1.7%)
Chemicals (1.7%)
Sherwin-Williams Co. (The)	24,900	6,611,448

Total Materials		6,611,448

Real Estate (1.6%)
Specialized REITs (1.6%)
Equinix, Inc. (REIT)	7,800	6,114,732

Total Real Estate		6,114,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.2%)
Electric Utilities (1.2%)
NextEra Energy, Inc.	62,100	$4,607,820

Total Utilities		4,607,820

Total Common Stocks (99.0%) (Cost $211,964,455)		385,705,949

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $313,199, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $319,329. (xx)	$313,067	313,067

Total Short-Term Investment (0.1%) (Cost $313,067)		313,067

Total Investments in Securities (99.1%) (Cost $212,277,522)		386,019,016
Other Assets Less Liabilities (0.9%)		3,345,319

Net Assets (100%)		$389,364,335

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $1,068,918. This was collateralized by $785,267 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.125%, maturing 10/26/23 – 11/15/52 and by cash of $313,067 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,410,710	$—	$—	$31,410,710
Consumer Discretionary	41,902,866	—	—	41,902,866
Consumer Staples	14,818,725	—	—	14,818,725
Financials	40,965,275	—	—	40,965,275
Health Care	60,343,387	—	—	60,343,387
Industrials	37,579,818	—	—	37,579,818
Information Technology	141,351,168	—	—	141,351,168
Materials	6,611,448	—	—	6,611,448
Real Estate	6,114,732	—	—	6,114,732
Utilities	4,607,820	—	—	4,607,820
Short-Term Investment
Repurchase Agreement	—	313,067	—	313,067

Total Assets	$385,705,949	$313,067	$—	$386,019,016

Total Liabilities	$—	$—	$—	$—

Total	$385,705,949	$313,067	$—	$386,019,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,481,528
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$28,064,450

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,975,978
Aggregate gross unrealized depreciation	(21,261,523)

Net unrealized appreciation	$173,714,455

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,304,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $211,964,455)	$385,705,949
Repurchase Agreements (Cost $313,067)	313,067
Cash	4,224,082
Dividends, interest and other receivables	67,414
Receivable for Portfolio shares sold	62,265
Securities lending income receivable	252
Other assets	4,086

Total assets	390,377,115

LIABILITIES
Payable for return of collateral on securities loaned	313,067
Payable for securities purchased	273,737
Investment management fees payable	193,656
Payable for Portfolio shares repurchased	98,816
Distribution fees payable – Class IB	73,191
Administrative fees payable	29,084
Distribution fees payable – Class IA	3,133
Accrued expenses	28,096

Total liabilities	1,012,780

NET ASSETS	$389,364,335

Net assets were comprised of:
Paid in capital	$203,967,300
Total distributable earnings (loss)	185,397,035

Net assets	$389,364,335

Class IA
Net asset value, offering and redemption price per share, $15,721,563 / 1,080,325 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.55

Class IB
Net asset value, offering and redemption price per share, $366,715,927 / 26,502,853 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.84

Class K
Net asset value, offering and redemption price per share, $6,926,845 / 462,175 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.99

(x)	Includes value of securities on loan of $1,068,918.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,621 foreign withholding tax)	$1,161,940
Interest	115,557
Securities lending (net)	4,860

Total income	1,282,357

EXPENSES
Investment management fees	1,113,097
Distribution fees – Class IB	404,625
Administrative fees	160,806
Professional fees	29,795
Distribution fees – Class IA	17,062
Printing and mailing expenses	14,220
Custodian fees	13,835
Trustees’ fees	5,117
Miscellaneous	4,303

Gross expenses	1,762,860
Less: Waiver from investment manager	(54,281)

Net expenses	1,708,579

NET INVESTMENT INCOME (LOSS)	(426,222)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	9,083,827
Net change in unrealized appreciation (depreciation) on investments in securities	90,087,626

NET REALIZED AND UNREALIZED GAIN (LOSS)	99,171,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,745,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(426,222)	$(1,031,337)
Net realized gain (loss)	9,083,827	34,597,795
Net change in unrealized appreciation (depreciation)	90,087,626	(185,298,513)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	98,745,231	(151,732,055)

Distributions to shareholders:
Class IA	—	(1,708,632)
Class IB	—	(43,981,573)
Class K	—	(607,444)

Total distributions to shareholders	—	(46,297,649)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 65,917 and 98,919 shares, respectively ]	820,090	1,329,840
Capital shares issued in reinvestment of dividends and distributions [ 0 and 145,066 shares, respectively ]	—	1,708,632
Capital shares repurchased [ (60,047) and (148,541) shares, respectively]	(763,644)	(2,013,062)

Total Class IA transactions	56,446	1,025,410

Class IB
Capital shares sold [ 676,039 and 1,523,353 shares, respectively ]	8,003,792	20,363,677
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,922,512 shares, respectively ]	—	43,981,573
Capital shares repurchased [ (1,979,461) and (3,171,611) shares, respectively]	(23,913,745)	(42,681,894)

Total Class IB transactions	(15,909,953)	21,663,356

Class K
Capital shares sold [ 143,145 and 44,215 shares, respectively ]	1,855,558	644,542
Capital shares issued in reinvestment of dividends and distributions [ 0 and 50,135 shares, respectively ]	—	607,444
Capital shares repurchased [ (40,322) and (164,809) shares, respectively]	(506,934)	(2,273,373)

Total Class K transactions	1,348,624	(1,021,387)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,504,883)	21,667,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	84,240,348	(176,362,325)
NET ASSETS:
Beginning of period	305,123,987	481,486,312

End of period	$389,364,335	$305,123,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020		2019	2018
Net asset value, beginning of period	$10.94		$18.62	$16.29	$13.51		$10.89	$11.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.04)	(0.07)	(0.03	)(2)	— #	0.02	(1)
Net realized and unrealized gain (loss)	3.63		(5.87)	3.59	4.17		3.45	0.01

Total from investment operations	3.61		(5.91)	3.52	4.14		3.45	0.03

Less distributions:
Dividends from net investment income	—		—	—	—		— #	(0.02)
Distributions from net realized gains	—		(1.77)	(1.19)	(1.36)		(0.83)	(1.07)

Total dividends and distributions	—		(1.77)	(1.19)	(1.36)		(0.83)	(1.09)

Net asset value, end of period	$14.55		$10.94	$18.62	$16.29		$13.51	$10.89

Total return (b)	33.00%		(32.15)%	21.73%	30.91%		31.99%	(0.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,722		$11,758	$18,226	$15,538		$13,833	$11,286
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.03%		1.04%	1.04%
Before waivers (a)(f)	1.03%		1.03%	1.02%	1.04%		1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.25)%		(0.29)%	(0.40)%	(0.18	)%(bb)	0.02%	0.18	%(aa)
Before waivers (a)(f)	(0.28)%		(0.33)%	(0.42)%	(0.19	)%(bb)	0.02%	0.18	%(aa)
Portfolio turnover rate^	4	%(z)	28%	16%	20%		20%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020		2019	2018
Net asset value, beginning of period	$10.40		$17.82	$15.64	$13.02		$10.52	$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.04)	(0.07)	(0.03	)(2)	— #	0.02	(1)
Net realized and unrealized gain (loss)	3.46		(5.61)	3.44	4.01		3.33	0.02

Total from investment operations	3.44		(5.65)	3.37	3.98		3.33	0.04

Less distributions:
Dividends from net investment income	—		—	—	—		— #	(0.02)
Distributions from net realized gains	—		(1.77)	(1.19)	(1.36)		(0.83)	(1.07)

Total dividends and distributions	—		(1.77)	(1.19)	(1.36)		(0.83)	(1.09)

Net asset value, end of period	$13.84		$10.40	$17.82	$15.64		$13.02	$10.52

Total return (b)	33.08%		(32.13)%	21.67%	30.85%		31.98%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$366,716		$289,321	$455,081	$409,150		$359,458	$304,627
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.03%		1.04%	1.04%
Before waivers (a)(f)	1.03%		1.03%	1.02%	1.03%		1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.25)%		(0.30)%	(0.40)%	(0.19	)%(bb)	0.02%	0.17	%(aa)
Before waivers (a)(f)	(0.28)%		(0.33)%	(0.42)%	(0.19	)%(bb)	0.02%	0.17	%(aa)
Portfolio turnover rate^	4	%(z)	28%	16%	20%		20%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020		2019	2018
Net asset value, beginning of period	$11.26		$19.03	$16.59	$13.71		$11.04	$12.09

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.01)	(0.03)	0.01	(2)	0.04	0.06	(1)
Net realized and unrealized gain (loss)	3.73		(5.99)	3.66	4.23		3.49	0.01

Total from investment operations	3.73		(6.00)	3.63	4.24		3.53	0.07

Less distributions:
Dividends from net investment income	—		—	—	—		(0.03)	(0.05)
Distributions from net realized gains	—		(1.77)	(1.19)	(1.36)		(0.83)	(1.07)

Total dividends and distributions	—		(1.77)	(1.19)	(1.36)		(0.86)	(1.12)

Net asset value, end of period	$14.99		$11.26	$19.03	$16.59		$13.71	$11.04

Total return (b)	33.13%		(31.92)%	22.00%	31.19%		32.30%	(0.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,927		$4,045	$8,180	$7,490		$9,641	$7,588
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.78%		0.79%	0.79%
Before waivers (a)(f)	0.78%		0.78%	0.77%	0.78%		0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.01)%		(0.05)%	(0.15)%	0.07	%(bb)	0.27%	0.44	%(aa)
Before waivers (a)(f)	(0.04)%		(0.09)%	(0.17)%	0.07	%(bb)	0.27%	0.44	%(aa)
Portfolio turnover rate^	4	%(z)	28%	16%	20%		20%	18%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.03), $(0.03) and $0.00# for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01, $0.01 and $0.04 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	25.8%
Health Care	11.4
Industrials	11.3
Consumer Discretionary	9.9
Investment Company	9.5
Consumer Staples	7.6
Financials	7.5
Communication Services	4.7
Energy	3.9
Real Estate	3.7
Materials	2.1
Utilities	1.1
Repurchase Agreement	0.2
Options Purchased	0.1
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,168.10	$5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,167.50	5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,167.70	4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	51,311	$818,411
Verizon Communications, Inc.	30,233	1,124,365

		1,942,776

Entertainment (1.5%)
Activision Blizzard, Inc.*	5,127	432,206
Electronic Arts, Inc.	1,875	243,187
Endeavor Group Holdings, Inc., Class A*	192,982	4,616,129
Live Nation Entertainment, Inc.*	20,469	1,864,931
Netflix, Inc.*	3,187	1,403,842
Take-Two Interactive Software, Inc.*	1,126	165,702
Walt Disney Co. (The)*	13,150	1,174,032
Warner Bros Discovery, Inc.*	16,253	203,813

		10,103,842

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A*	42,669	5,107,480
Alphabet, Inc., Class C*	36,703	4,439,962
Match Group, Inc.*	2,065	86,420
Meta Platforms, Inc., Class A*	15,888	4,559,538

		14,193,400

Media (0.3%)
Charter Communications, Inc., Class A*	758	278,466
Comcast Corp., Class A	29,873	1,241,223
Fox Corp., Class A	2,023	68,782
Fox Corp., Class B	870	27,744
Interpublic Group of Cos., Inc. (The)	2,848	109,876
News Corp., Class A	2,837	55,322
News Corp., Class B	775	15,283
Omnicom Group, Inc.	1,393	132,544
Paramount Global, Class B (x)	3,718	59,153

		1,988,393

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,137	574,629

Total Communication Services		28,803,040

Consumer Discretionary (9.9%)
Automobile Components (0.3%)
Aptiv plc*	1,915	195,502
BorgWarner, Inc.	1,651	80,751
Fox Factory Holding Corp.*	17,438	1,892,197

		2,168,450

Automobiles (0.9%)
Ford Motor Co.	28,185	426,439
General Motors Co.	10,020	386,372
Tesla, Inc.*	19,360	5,067,867

		5,880,678

Broadline Retail (3.4%)
Amazon.com, Inc.*	64,111	8,357,510
eBay, Inc.	3,812	170,358
Etsy, Inc.*	10,564	893,820
Global-e Online Ltd.*	59,717	2,444,814
Klaviyo, Inc. (r)*	20,574	583,736
MercadoLibre, Inc.*	8,045	9,530,107

		21,980,345

Distributors (0.1%)
Genuine Parts Co.	1,031	174,476
LKQ Corp.	1,829	106,576
Pool Corp.	270	101,153

		382,205

Hotels, Restaurants & Leisure (1.2%)
Booking Holdings, Inc.*	265	715,588
Caesars Entertainment, Inc.*	1,551	79,055
Carnival Corp. (x)*	7,205	135,670
Chipotle Mexican Grill, Inc., Class A*	199	425,661
Darden Restaurants, Inc.	868	145,025
Domino’s Pizza, Inc.	266	89,639
Expedia Group, Inc.*	23,068	2,523,409
Hilton Worldwide Holdings, Inc.	1,918	279,165
Las Vegas Sands Corp.*	2,352	136,416
Marriott International, Inc., Class A	1,852	340,194
McDonald’s Corp.	5,244	1,564,862
MGM Resorts International	2,232	98,029
Norwegian Cruise Line Holdings Ltd.*	2,885	62,806
Royal Caribbean Cruises Ltd.*	1,538	159,552
Starbucks Corp.	8,193	811,599
Wynn Resorts Ltd.	713	75,300
Yum! Brands, Inc.	1,988	275,437

		7,917,407

Household Durables (0.2%)
DR Horton, Inc.	2,244	273,072
Garmin Ltd.	1,114	116,179
Lennar Corp., Class A	1,845	231,197
Mohawk Industries, Inc.*	356	36,725
Newell Brands, Inc.	2,808	24,430
NVR, Inc.*	21	133,363
PulteGroup, Inc.	1,626	126,308
Whirlpool Corp.	385	57,284

		998,558

Leisure Products (0.0%)†
Hasbro, Inc.	992	64,252

Specialty Retail (2.6%)
Advance Auto Parts, Inc.	461	32,408
AutoZone, Inc.*	131	326,630
Bath & Body Works, Inc.	1,636	61,350
Best Buy Co., Inc.	1,396	114,402
Burlington Stores, Inc.*	23,751	3,738,170
CarMax, Inc.*	1,174	98,264
Five Below, Inc.*	6,600	1,297,164
Home Depot, Inc. (The)	7,273	2,259,285
Lowe’s Cos., Inc.	31,723	7,159,881
O’Reilly Automotive, Inc.*	437	417,466
Ross Stores, Inc.	2,452	274,943
TJX Cos., Inc. (The)	8,220	696,974
Tractor Supply Co.	774	171,131
Ulta Beauty, Inc.*	358	168,473

		16,816,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (1.2%)
Crocs, Inc.*	48,185	$5,417,921
Kering SA	2,822	1,562,930
NIKE, Inc., Class B	8,849	976,664
Ralph Lauren Corp., Class A	265	32,674
Tapestry, Inc.	1,701	72,803
VF Corp.	2,497	47,668

		8,110,660

Total Consumer Discretionary		64,319,096

Consumer Staples (7.6%)
Beverages (3.1%)
Brown-Forman Corp., Class B	1,266	84,544
Coca-Cola Co. (The)	28,017	1,687,184
Constellation Brands, Inc., Class A	28,507	7,016,428
Keurig Dr Pepper, Inc.	6,000	187,620
Molson Coors Beverage Co., Class B	1,305	85,921
Monster Beverage Corp.*	158,692	9,115,268
PepsiCo, Inc.	9,914	1,836,271

		20,013,236

Consumer Staples Distribution & Retail (3.0%)
Casey’s General Stores, Inc.	22,760	5,550,709
Costco Wholesale Corp.	3,179	1,711,510
Dollar General Corp.	1,558	264,517
Dollar Tree, Inc.*	1,494	214,389
Kroger Co. (The)	4,630	217,610
Performance Food Group Co.*	147,277	8,871,966
Sysco Corp.	3,682	273,204
Target Corp.	3,314	437,117
Walgreens Boots Alliance, Inc.	5,238	149,231
Walmart, Inc.	10,095	1,586,732

		19,276,985

Food Products (0.4%)
Archer-Daniels-Midland Co.	3,935	297,329
Bunge Ltd.	1,102	103,974
Campbell Soup Co.	1,392	63,628
Conagra Brands, Inc.	3,446	116,199
General Mills, Inc.	4,244	325,515
Hershey Co. (The)	1,051	262,435
Hormel Foods Corp.	2,002	80,520
J M Smucker Co. (The)	753	111,196
Kellogg Co.	1,793	120,848
Kraft Heinz Co. (The)	5,657	200,823
Lamb Weston Holdings, Inc.	1,052	120,927
McCormick & Co., Inc. (Non-Voting)	1,790	156,142
Mondelez International, Inc., Class A	9,814	715,833
Tyson Foods, Inc., Class A	2,076	105,959

		2,781,328

Household Products (0.6%)
Church & Dwight Co., Inc.	1,762	176,605
Clorox Co. (The)	872	138,683
Colgate-Palmolive Co.	5,908	455,152
Kimberly-Clark Corp.	2,426	334,934
Procter & Gamble Co. (The)	16,928	2,568,655

		3,674,029

Personal Care Products (0.3%)
Coty, Inc., Class A*	144,100	1,770,989
Estee Lauder Cos., Inc. (The), Class A	1,660	325,991

		2,096,980

Tobacco (0.2%)
Altria Group, Inc.	12,853	582,241
Philip Morris International, Inc.	11,159	1,089,341

		1,671,582

Total Consumer Staples		49,514,140

Energy (3.9%)
Energy Equipment & Services (0.8%)
Baker Hughes Co., Class A	133,335	4,214,719
Halliburton Co.	6,427	212,027
Schlumberger NV	10,223	502,154

		4,928,900

Oil, Gas & Consumable Fuels (3.1%)
APA Corp.	2,283	78,010
Chesapeake Energy Corp.	40,296	3,371,969
Chevron Corp.	12,516	1,969,393
ConocoPhillips	8,691	900,475
Coterra Energy, Inc.	5,439	137,607
Devon Energy Corp.	4,650	224,781
Diamondback Energy, Inc.	1,296	170,243
EOG Resources, Inc.	4,228	483,852
EQT Corp.	2,601	106,979
Exxon Mobil Corp.	29,037	3,114,218
Hess Corp.	1,997	271,492
Kinder Morgan, Inc.	14,079	242,440
Marathon Oil Corp.	4,454	102,531
Marathon Petroleum Corp.	3,047	355,280
Occidental Petroleum Corp.	5,219	306,877
ONEOK, Inc.	3,155	194,727
Phillips 66	3,274	312,274
Pioneer Natural Resources Co.	33,652	6,972,021
Targa Resources Corp.	1,625	123,663
Valero Energy Corp.	2,597	304,628
Williams Cos., Inc. (The)	8,693	283,653

		20,027,113

Total Energy		24,956,013

Financials (7.5%)
Banks (1.2%)
Bank of America Corp.	49,795	1,428,619
Citigroup, Inc.	13,943	641,936
Citizens Financial Group, Inc.	3,561	92,871
Comerica, Inc.	931	39,437
Fifth Third Bancorp	4,916	128,848
Huntington Bancshares, Inc.	10,242	110,409
JPMorgan Chase & Co.	20,988	3,052,495
KeyCorp	7,090	65,512
M&T Bank Corp.	1,219	150,863
PNC Financial Services Group, Inc. (The)‡	2,887	363,618
Regions Financial Corp.	6,751	120,303
Truist Financial Corp.	9,510	288,628
US Bancorp	10,107	333,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Wells Fargo & Co.	26,949	$1,150,183
Zions Bancorp NA	1,102	29,600

		7,997,257

Capital Markets (2.7%)
Ameriprise Financial, Inc.	749	248,788
Bank of New York Mellon Corp. (The)	5,236	233,107
BlackRock, Inc.‡	1,079	745,740
Cboe Global Markets, Inc.	749	103,369
Charles Schwab Corp. (The)	10,673	604,946
CME Group, Inc.	27,490	5,093,622
FactSet Research Systems, Inc.	269	107,775
Franklin Resources, Inc.	2,102	56,144
Goldman Sachs Group, Inc. (The)	2,388	770,225
Intercontinental Exchange, Inc.	4,023	454,921
Invesco Ltd.	3,309	55,624
KKR & Co., Inc.	100,286	5,616,016
MarketAxess Holdings, Inc.	271	70,845
Moody’s Corp.	1,124	390,837
Morgan Stanley	9,315	795,501
MSCI, Inc., Class A	583	273,596
Nasdaq, Inc.	2,431	121,185
Northern Trust Corp.	1,453	107,725
Raymond James Financial, Inc.	1,401	145,382
S&P Global, Inc.	2,349	941,691
State Street Corp.	2,354	172,266
T. Rowe Price Group, Inc.	1,582	177,216

		17,286,521

Consumer Finance (0.2%)
American Express Co.	4,286	746,621
Capital One Financial Corp.	2,745	300,221
Discover Financial Services	1,824	213,134
Synchrony Financial	3,141	106,543

		1,366,519

Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	12,808	4,367,528
Fidelity National Information Services, Inc.	4,198	229,631
Fiserv, Inc.*	4,434	559,349
FleetCor Technologies, Inc.*	533	133,826
Global Payments, Inc.	1,882	185,415
Jack Henry & Associates, Inc.	502	84,000
Mastercard, Inc., Class A	6,010	2,363,733
Paymentus Holdings, Inc., Class A (x)*	72,604	766,698
PayPal Holdings, Inc.*	8,013	534,707
Visa, Inc., Class A	11,622	2,759,992

		11,984,879

Insurance (1.5%)
Aflac, Inc.	3,916	273,337
Allstate Corp. (The)	1,865	203,360
American Equity Investment Life Holding Co.	79,840	4,160,462
American International Group, Inc.	5,178	297,942
Aon plc, Class A	1,479	510,551
Arch Capital Group Ltd.*	2,698	201,945
Arthur J Gallagher & Co.	1,513	332,209
Assurant, Inc.	391	49,157
Brown & Brown, Inc.	1,661	114,343
Chubb Ltd.	2,988	575,369
Cincinnati Financial Corp.	1,146	111,529
Everest Re Group Ltd.	308	105,293
Globe Life, Inc.	660	72,349
Hartford Financial Services Group, Inc. (The)	2,244	161,613
Lincoln National Corp.	1,185	30,526
Loews Corp.	1,395	82,835
Marsh & McLennan Cos., Inc.	3,563	670,129
MetLife, Inc.	4,700	265,691
Principal Financial Group, Inc.	1,567	118,841
Progressive Corp. (The)	4,210	557,278
Prudential Financial, Inc.	2,674	235,900
Travelers Cos., Inc. (The)	1,664	288,970
W R Berkley Corp.	1,392	82,908
Willis Towers Watson plc	769	181,099

		9,683,636

Total Financials		48,318,812

Health Care (11.4%)
Biotechnology (1.6%)
AbbVie, Inc.	12,671	1,707,164
Alnylam Pharmaceuticals, Inc.*	8,172	1,552,190
Amgen, Inc.	3,844	853,445
Biogen, Inc.*	1,048	298,523
Caris Life Sciences, Inc. (r)*	69,480	116,205
Gilead Sciences, Inc.	8,977	691,857
Horizon Therapeutics plc*	23,334	2,399,902
Incyte Corp.*	1,376	85,656
Moderna, Inc.*	2,369	287,834
Regeneron Pharmaceuticals, Inc.*	774	556,150
Ultragenyx Pharmaceutical, Inc.*	15,670	722,857
Vertex Pharmaceuticals, Inc.*	1,851	651,385

		9,923,168

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	12,474	1,359,916
Align Technology, Inc.*	502	177,527
Baxter International, Inc.	3,641	165,884
Becton Dickinson & Co.	2,044	539,636
Boston Scientific Corp.*	10,311	557,722
Cooper Cos., Inc. (The)	347	133,050
Dentsply Sirona, Inc.	1,638	65,553
Dexcom, Inc.*	2,774	356,487
Edwards Lifesciences Corp.*	4,331	408,543
GE HealthCare Technologies, Inc.	2,646	214,961
Hologic, Inc.*	1,806	146,232
IDEXX Laboratories, Inc.*	596	299,329
Insulet Corp.*	26,098	7,525,097
Intuitive Surgical, Inc.*	2,522	862,373
Medtronic plc	9,575	843,558
ResMed, Inc.	1,040	227,240
STERIS plc	709	159,511
Stryker Corp.	2,427	740,453
Teleflex, Inc.	332	80,354
Zimmer Biomet Holdings, Inc.	1,479	215,342

		15,078,768

Health Care Providers & Services (3.8%)
AmerisourceBergen Corp.	1,182	227,452
Cardinal Health, Inc.	1,855	175,427
Centene Corp.*	3,965	267,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cigna Group (The)	2,120	$594,872
CVS Health Corp.	9,244	639,038
DaVita, Inc.*	354	35,566
Elevance Health, Inc.	1,702	756,182
HCA Healthcare, Inc.	1,482	449,757
HealthEquity, Inc.*	68,580	4,330,141
Henry Schein, Inc.*	991	80,370
Humana, Inc.	900	402,417
Laboratory Corp. of America Holdings	646	155,899
McKesson Corp.	966	412,782
Molina Healthcare, Inc.*	414	124,713
Progyny, Inc.*	67,784	2,666,623
Quest Diagnostics, Inc.	778	109,356
Surgery Partners, Inc.*	160,422	7,217,386
UnitedHealth Group, Inc.	11,487	5,521,112
Universal Health Services, Inc., Class B	440	69,419

		24,235,951

Health Care Technology (0.2%)
Doximity, Inc., Class A*	40,399	1,374,374

Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	2,105	253,126
Bio-Rad Laboratories, Inc., Class A*	158	59,901
Bio-Techne Corp.	1,101	89,875
Charles River Laboratories International, Inc.*	25,376	5,335,304
Danaher Corp.	4,770	1,144,800
Illumina, Inc.*	1,118	209,614
IQVIA Holdings, Inc.*	1,337	300,517
Mettler-Toledo International, Inc.*	159	208,551
Revvity, Inc.	11,800	1,401,722
Syneos Health, Inc.*	24,380	1,027,373
Thermo Fisher Scientific, Inc.	2,770	1,445,248
Waters Corp.*	431	114,879
West Pharmaceutical Services, Inc.	539	206,151

		11,797,061

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	15,089	964,942
Catalent, Inc.*	1,274	55,241
Eli Lilly and Co.	5,659	2,653,958
Johnson & Johnson	18,664	3,089,265
Merck & Co., Inc.	18,251	2,105,983
Organon & Co.	1,920	39,955
Pfizer, Inc.	40,408	1,482,165
Viatris, Inc.	8,384	83,672
Zoetis, Inc., Class A	3,307	569,498

		11,044,679

Total Health Care		73,454,001

Industrials (11.3%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc.*	498	97,170
Boeing Co. (The)*	4,048	854,776
General Dynamics Corp.	1,618	348,113
Howmet Aerospace, Inc.	2,636	130,640
Huntington Ingalls Industries, Inc.	304	69,190
L3Harris Technologies, Inc.	24,826	4,860,186
Lockheed Martin Corp.	1,619	745,355
Northrop Grumman Corp.	1,018	464,005
Raytheon Technologies Corp.	10,467	1,025,347
Textron, Inc.	1,410	95,358
TransDigm Group, Inc.	370	330,843

		9,020,983

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	862	81,330
Expeditors International of Washington, Inc.	1,097	132,879
FedEx Corp.	1,672	414,489
GXO Logistics, Inc.*	50,702	3,185,100
United Parcel Service, Inc., Class B	5,205	932,996

		4,746,794

Building Products (0.7%)
A O Smith Corp.	866	63,027
Allegion plc	668	80,173
Carrier Global Corp.	6,005	298,509
Johnson Controls International plc	4,942	336,748
Masco Corp.	1,627	93,357
Trane Technologies plc	1,633	312,328
Trex Co., Inc.*	55,288	3,624,681

		4,808,823

Commercial Services & Supplies (1.7%)
Cintas Corp.	618	307,195
Copart, Inc.*	108,518	9,897,927
Republic Services, Inc., Class A	1,504	230,368
Rollins, Inc.	1,568	67,157
Waste Management, Inc.	2,674	463,725

		10,966,372

Construction & Engineering (1.5%)
Quanta Services, Inc.	1,041	204,504
WillScot Mobile Mini Holdings Corp.*	195,849	9,359,624

		9,564,128

Electrical Equipment (1.9%)
AMETEK, Inc.	1,637	264,997
Eaton Corp. plc	2,863	575,749
Emerson Electric Co.	4,112	371,684
Generac Holdings, Inc.*	431	64,275
NEXTracker, Inc., Class A (x)*	16,340	650,495
nVent Electric plc	71,589	3,699,004
Rockwell Automation, Inc.	818	269,490
Shoals Technologies Group, Inc., Class A*	173,437	4,433,050
Vertiv Holdings Co., Class A	83,241	2,061,880

		12,390,624

Ground Transportation (0.4%)
CSX Corp.	14,602	497,928
JB Hunt Transport Services, Inc.	581	105,179
Norfolk Southern Corp.	1,640	371,887
Old Dominion Freight Line, Inc.	647	239,228
Union Pacific Corp.	4,365	893,166
XPO, Inc.*	9,181	541,679

		2,649,067

Industrial Conglomerates (0.4%)
3M Co.	3,963	396,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
General Electric Co.	7,841	$861,334
Honeywell International, Inc.	4,770	989,775

		2,247,766

Machinery (0.8%)
Brain Corp. (r)*	52,300	205,539
Caterpillar, Inc.	3,701	910,631
Cummins, Inc.	1,037	254,231
Deere & Co.	1,926	780,396
Dover Corp.	1,032	152,375
Fortive Corp.	2,593	193,879
IDEX Corp.	541	116,456
Illinois Tool Works, Inc.	1,998	499,820
Ingersoll Rand, Inc.	2,937	191,962
Nordson Corp.	376	93,316
Otis Worldwide Corp.	2,986	265,784
PACCAR, Inc.	3,730	312,014
Parker-Hannifin Corp.	921	359,227
Pentair plc	1,245	80,427
Snap-on, Inc.	375	108,071
Stanley Black & Decker, Inc.	1,027	96,240
Westinghouse Air Brake Technologies Corp.	1,311	143,777
Xylem, Inc.	1,724	194,157

		4,958,302

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	957	50,893
American Airlines Group, Inc.*	4,452	79,869
Delta Air Lines, Inc.*	4,667	221,869
Southwest Airlines Co.	4,293	155,450
United Airlines Holdings, Inc.*	2,344	128,615

		636,696

Professional Services (0.6%)
Automatic Data Processing, Inc.	2,983	655,634
Broadridge Financial Solutions, Inc.	840	139,129
Ceridian HCM Holding, Inc.*	1,161	77,752
CoStar Group, Inc.*	2,913	259,257
Equifax, Inc.	894	210,358
Jacobs Solutions, Inc.	903	107,358
Leidos Holdings, Inc.	943	83,437
Paychex, Inc.	2,288	255,958
Paycom Software, Inc.	342	109,864
Paycor HCM, Inc.*	63,016	1,491,589
Robert Half International, Inc.	769	57,844
Verisk Analytics, Inc., Class A	1,040	235,071

		3,683,251

Trading Companies & Distributors (1.1%)
Fastenal Co.	4,075	240,384
H&E Equipment Services, Inc.	49,760	2,276,520
MSC Industrial Direct Co., Inc., Class A	46,438	4,424,613
United Rentals, Inc.	489	217,786
WW Grainger, Inc.	319	251,560

		7,410,863

Total Industrials		73,083,669

Information Technology (25.8%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,775	287,656
Cisco Systems, Inc.	29,417	1,522,035
F5, Inc.*	453	66,256
Juniper Networks, Inc.	2,275	71,276
Motorola Solutions, Inc.	1,203	352,816

		2,300,039

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	4,277	363,331
CDW Corp.	990	181,665
Corning, Inc.	5,569	195,138
Keysight Technologies, Inc.*	1,279	214,168
TE Connectivity Ltd.	2,278	319,284
Teledyne Technologies, Inc.*	333	136,900
Trimble, Inc.*	1,707	90,369
Zebra Technologies Corp., Class A*	367	108,570

		1,609,425

IT Services (1.3%)
Accenture plc, Class A	4,533	1,398,793
Akamai Technologies, Inc.*	1,108	99,576
Cognizant Technology Solutions Corp., Class A	3,664	239,186
DXC Technology Co.*	1,592	42,538
EPAM Systems, Inc.*	406	91,249
Gartner, Inc.*	578	202,479
International Business Machines Corp.	6,508	870,836
Shopify, Inc., Class A*	83,547	5,397,136
VeriSign, Inc.*	659	148,914

		8,490,707

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	11,546	1,315,205
Analog Devices, Inc.	3,649	710,862
Applied Materials, Inc.	6,069	877,213
Broadcom, Inc.	2,994	2,597,085
Enphase Energy, Inc.*	996	166,810
First Solar, Inc.*	708	134,584
Intel Corp.	29,780	995,843
KLA Corp.	980	475,320
Lam Research Corp.	971	624,217
Marvell Technology, Inc.	49,449	2,956,061
Microchip Technology, Inc.	3,916	350,834
Micron Technology, Inc.	7,855	495,729
Monolithic Power Systems, Inc.	323	174,494
NVIDIA Corp.	38,520	16,294,730
NXP Semiconductors NV	1,864	381,524
ON Semiconductor Corp.*	46,554	4,403,077
Qorvo, Inc.*	703	71,727
QUALCOMM, Inc.	8,026	955,415
Skyworks Solutions, Inc.	1,155	127,847
SolarEdge Technologies, Inc.*	5,974	1,607,305
Teradyne, Inc.	1,140	126,916
Texas Instruments, Inc.	6,523	1,174,271

		37,017,069

Software (12.5%)
Adobe, Inc.*	9,156	4,477,192
ANSYS, Inc.*	613	202,456
Autodesk, Inc.*	1,538	314,690
Cadence Design Systems, Inc.*	1,975	463,177
Clear Secure, Inc., Class A (x)	47,763	1,106,669
Confluent, Inc., Class A*	38,709	1,366,815
Datadog, Inc., Class A*	9,046	889,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
DocuSign, Inc., Class A*	63,235	$3,230,676
Everbridge, Inc.*	65,500	1,761,950
Fair Isaac Corp.*	175	141,612
Fortinet, Inc.*	124,280	9,394,325
Gen Digital, Inc.	4,071	75,517
Gitlab, Inc., Class A (x)*	20,538	1,049,697
HubSpot, Inc.*	12,955	6,893,226
Intuit, Inc.	2,022	926,460
Microsoft Corp.	53,403	18,185,858
New Relic, Inc.*	35,450	2,319,848
Oracle Corp.	11,063	1,317,493
Palo Alto Networks, Inc.*	2,173	555,223
PTC, Inc.*	746	106,156
Roper Technologies, Inc.	763	366,850
Salesforce, Inc.*	7,031	1,485,369
SentinelOne, Inc., Class A*	95,338	1,439,604
ServiceNow, Inc.*	26,837	15,081,589
Sprout Social, Inc., Class A*	44,766	2,066,399
Synopsys, Inc.*	1,097	477,645
Tyler Technologies, Inc.*	305	127,023
Varonis Systems, Inc., Class B*	50,300	1,340,495
Workday, Inc., Class A*	17,382	3,926,420

		81,090,379

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	183,138	35,523,278
Hewlett Packard Enterprise Co.	9,368	157,383
HP, Inc.	6,151	188,897
NetApp, Inc.	1,555	118,802
Seagate Technology Holdings plc	1,429	88,412
Western Digital Corp.*	2,381	90,311

		36,167,083

Total Information Technology		166,674,702

Materials (2.1%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	1,599	478,948
Albemarle Corp.	858	191,411
Ashland, Inc.	18,300	1,590,453
Celanese Corp., Class A	727	84,187
CF Industries Holdings, Inc.	1,437	99,757
Corteva, Inc.	5,081	291,141
Dow, Inc.	5,014	267,046
DuPont de Nemours, Inc.	3,261	232,966
Eastman Chemical Co.	876	73,339
Ecolab, Inc.	1,777	331,748
FMC Corp.	881	91,924
International Flavors & Fragrances, Inc.	1,853	147,480
Linde plc	3,516	1,339,877
LyondellBasell Industries NV, Class A	1,853	170,161
Mosaic Co. (The)	2,479	86,765
PPG Industries, Inc.	1,672	247,958
Sherwin-Williams Co. (The)	1,695	450,056

		6,175,217

Construction Materials (0.9%)
Martin Marietta Materials, Inc.	453	209,146
Summit Materials, Inc., Class A*	135,297	5,120,991
Vulcan Materials Co.	967	218,000

		5,548,137

Containers & Packaging (0.1%)
Amcor plc	10,760	107,385
Avery Dennison Corp.	563	96,723
Ball Corp.	2,332	135,746
International Paper Co.	2,449	77,903
Packaging Corp. of America	622	82,203
Sealed Air Corp.	1,006	40,240
Westrock Co.	1,859	54,041

		594,241

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	10,269	410,760
Newmont Corp.	5,651	241,072
Nucor Corp.	1,821	298,607
Steel Dynamics, Inc.	1,176	128,102

		1,078,541

Total Materials		13,396,136

Real Estate (3.7%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,769	75,757
Ventas, Inc. (REIT)	2,797	132,214
Welltower, Inc. (REIT)	3,570	288,777

		496,748

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,982	83,847

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	6,645	814,876

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	1,123	127,449
Boston Properties, Inc. (REIT)	990	57,014

		184,463

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	57,735	4,659,792

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	1,019	192,866
Camden Property Trust (REIT)	740	80,564
Equity Residential (REIT)	2,451	161,692
Essex Property Trust, Inc. (REIT)	461	108,012
Invitation Homes, Inc. (REIT)	4,172	143,517
Mid-America Apartment Communities, Inc. (REIT)	830	126,044
UDR, Inc. (REIT)	2,188	93,997

		906,692

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	537	51,965
Kimco Realty Corp. (REIT)	4,447	87,695
Realty Income Corp. (REIT)	4,835	289,085
Regency Centers Corp. (REIT)	1,171	72,333
Simon Property Group, Inc. (REIT)	2,330	269,068

		770,146

Specialized REITs (2.5%)
American Tower Corp. (REIT)	3,352	650,087
Crown Castle, Inc. (REIT)	3,114	354,809
Digital Realty Trust, Inc. (REIT) (x)	2,115	240,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc. (REIT)	666	$522,104
Extra Space Storage, Inc. (REIT)	971	144,533
Iron Mountain, Inc. (REIT)	2,068	117,504
Lamar Advertising Co. (REIT), Class A	59,570	5,912,323
Public Storage (REIT)	1,136	331,576
SBA Communications Corp. (REIT), Class A	32,144	7,449,693
VICI Properties, Inc. (REIT), Class A	7,142	224,473
Weyerhaeuser Co. (REIT)	5,397	180,854

		16,128,791

Total Real Estate		24,045,355

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,837	96,406
American Electric Power Co., Inc.	3,686	310,361
Constellation Energy Corp.	2,309	211,389
Duke Energy Corp.	5,543	497,429
Edison International	2,792	193,904
Entergy Corp.	1,475	143,621
Evergy, Inc.	1,686	98,496
Eversource Energy	2,536	179,853
Exelon Corp.	7,116	289,906
FirstEnergy Corp.	3,939	153,148
NextEra Energy, Inc.	14,533	1,078,349
NRG Energy, Inc.	1,750	65,432
PG&E Corp.*	11,789	203,714
Pinnacle West Capital Corp.	762	62,073
PPL Corp.	5,325	140,900
Southern Co. (The)	7,837	550,549
Xcel Energy, Inc.	3,906	242,836

		4,518,366

Gas Utilities (0.0%)†
Atmos Energy Corp.	1,062	123,553

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,677	96,954

Multi-Utilities (0.3%)
Ameren Corp.	1,876	153,213
CenterPoint Energy, Inc.	4,527	131,962
CMS Energy Corp.	2,083	122,376
Consolidated Edison, Inc.	2,528	228,531
Dominion Energy, Inc.	5,976	309,497
DTE Energy Co.	1,480	162,829
NiSource, Inc.	3,042	83,199
Public Service Enterprise Group, Inc.	3,539	221,577
Sempra Energy	2,259	328,888
WEC Energy Group, Inc.	2,316	204,364

		1,946,436

Water Utilities (0.1%)
American Water Works Co., Inc.	1,382	197,281

Total Utilities		6,882,590

Total Common Stocks (88.7%) (Cost $494,959,462)		573,447,554

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000% (r)*	22,891	77,944

Total Preferred Stock (0.0%)† (Cost $300,833)		77,944

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.3%)
Communication Services (0.3%)
Entertainment (0.3%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29§	$1,955,000	2,154,410

Total Communication Services		2,154,410

Total Long-Term Debt Securities (0.3%) (Cost $2,047,544)		2,154,410

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (9.5%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	61,313,453	61,325,716

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $1,434,189, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $1,462,258. (xx)	$1,433,586	1,433,586

Total Short-Term Investments (9.7%) (Cost $62,767,753)		62,759,302

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.1%)
Exchange Traded Funds (0.1%)
Invesco QQQ Trust 10/20/2023 at USD 312.00, American Style Notional Amount: USD 22,165,200 Exchange Traded*	600	142,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Contracts	Value (Note 1)
SPDR S&P 500 ETF Trust 10/20/2023 at USD 385.00, American Style Notional Amount: USD 21,543,408 Exchange Traded*	486	$109,350

		251,550

Total Options Purchased (0.1%) (Cost $358,476)		251,550

Total Investments in Securities (98.8%) (Cost $560,434,068)		638,690,760
Other Assets Less Liabilities (1.2%)		8,072,261

Net Assets (100%)		$646,763,021

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $2,154,410 or 0.3% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $1,770,698. This was collateralized by $358,942 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.500%, maturing 10/26/23 – 11/15/52 and by cash of $1,433,586 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	2,887	479,506	—	(18,491)	(88)	(97,309)	363,618	9,003	—
Capital Markets
BlackRock, Inc.	1,079	801,460	—	(33,784)	7,876	(29,812)	745,740	11,050	—

Total		1,280,966	—	(52,275)	7,788	(127,121)	1,109,358	20,053	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	279	9/2023	USD	62,611,088	1,989,815

					1,989,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$28,803,040	$—	$—	$28,803,040
Consumer Discretionary	62,172,430	1,562,930	583,736	64,319,096
Consumer Staples	49,514,140	—	—	49,514,140
Energy	24,956,013	—	—	24,956,013
Financials	48,318,812	—	—	48,318,812
Health Care	73,337,796	—	116,205	73,454,001
Industrials	72,878,130	—	205,539	73,083,669
Information Technology	166,674,702	—	—	166,674,702
Materials	13,396,136	—	—	13,396,136
Real Estate	24,045,355	—	—	24,045,355
Utilities	6,882,590	—	—	6,882,590
Convertible Bonds
Communication Services	—	2,154,410	—	2,154,410
Futures	1,989,815	—	—	1,989,815
Options Purchased
Put Options Purchased	109,350	142,200	—	251,550
Preferred Stocks
Information Technology	—	—	77,944	77,944
Short-Term Investments
Investment Company	61,325,716	—	—	61,325,716
Repurchase Agreement	—	1,433,586	—	1,433,586

Total Assets	$634,404,025	$5,293,126	$983,424	$640,680,575

Total Liabilities	$—	$—	$—	$—

Total	$634,404,025	$5,293,126	$983,424	$640,680,575

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,241,365	*

Total		$2,241,365

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Total
Equity contracts	$33,594	$80,590	$4,481,019	$4,595,203

Total	$33,594	$80,590	$4,481,019	$4,595,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Futures	Total
Equity contracts	$(106,926)	$3,794,994	$3,688,068

Total	$(106,926)	$3,794,994	$3,688,068

(1)	Included in Realized gain (loss) on investments in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^	The Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$60,612,943
Options
Average value of option contracts purchased	$95,260
Average value of option contracts written	$22,751

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,231,309
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,328,365

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,877,496
Aggregate gross unrealized depreciation	(41,247,331)

Net unrealized appreciation	$81,630,165

Federal income tax cost of investments in securities and derivative instruments, if applicable	$559,050,410

For the six months ended June 30, 2023, the Portfolio incurred approximately $1,577 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $1,225,388)	$1,109,358
Unaffiliated Issuers (Cost $557,775,094)	636,147,816
Repurchase Agreements (Cost $1,433,586)	1,433,586
Cash	5,999,619
Cash held as collateral at broker for futures	3,472,200
Receivable for securities sold	994,701
Due from broker for futures variation margin	732,375
Dividends, interest and other receivables	486,895
Receivable for Portfolio shares sold	172,341
Securities lending income receivable	304
Other assets	6,732

Total assets	650,555,927

LIABILITIES
Payable for securities purchased	1,643,279
Payable for return of collateral on securities loaned	1,433,586
Investment management fees payable	333,101
Payable for Portfolio shares repurchased	167,932
Administrative fees payable	66,656
Distribution fees payable – Class IB	44,924
Distribution fees payable – Class IA	3,026
Foreign currency overdraft payable	273
Accrued expenses	100,129

Total liabilities	3,792,906

NET ASSETS	$646,763,021

Net assets were comprised of:
Paid in capital	$650,044,437
Total distributable earnings (loss)	(3,281,416)

Net assets	$646,763,021

Class IA
Net asset value, offering and redemption price per share, $15,236,384 / 1,600,787 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.52

Class IB
Net asset value, offering and redemption price per share, $224,273,187 / 23,661,729 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.48

Class K
Net asset value, offering and redemption price per share, $407,253,450 / 42,987,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.47

(x)	Includes value of securities on loan of $1,770,698.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($20,053 of dividend income received from affiliates) (net of $1,755 foreign withholding tax)	$4,880,578
Interest	238,933
Securities lending (net)	4,243

Total income	5,123,754

EXPENSES
Investment management fees	2,139,974
Administrative fees	390,940
Distribution fees – Class IB	264,009
Custodian fees	44,102
Professional fees	36,820
Printing and mailing expenses	21,605
Distribution fees – Class IA	17,463
Trustees’ fees	9,453
Miscellaneous	5,918

Gross expenses	2,930,284
Less: Waiver from investment manager	(200,960)

Net expenses	2,729,324

NET INVESTMENT INCOME (LOSS)	2,394,430

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($7,788 realized gain (loss) from affiliates)	(11,601,332)
Futures contracts	4,481,019
Foreign currency transactions	(790)
Options written	80,590

Net realized gain (loss)	(7,040,513)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(127,121) of change in unrealized appreciation (depreciation) from affiliates)	96,917,786
Futures contracts	3,794,994
Foreign currency translations	292

Net change in unrealized appreciation (depreciation)	100,713,072

NET REALIZED AND UNREALIZED GAIN (LOSS)	93,672,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,066,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,394,430	$3,588,715
Net realized gain (loss)	(7,040,513)	(51,519,122)
Net change in unrealized appreciation (depreciation)	100,713,072	(177,536,021)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,066,989	(225,466,428)

Distributions to shareholders:
Class IA	—	(91,499)
Class IB	—	(1,464,268)
Class K	—	(3,683,657)

Total distributions to shareholders	—	(5,239,424)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 96,120 and 371,446 shares, respectively ]	843,398	3,376,665
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,009 shares, respectively ]	—	91,499
Capital shares repurchased [ (117,211) and (337,619) shares, respectively]	(1,031,486)	(2,970,418)

Total Class IA transactions	(188,088)	497,746

Class IB
Capital shares sold [ 694,093 and 1,305,420 shares, respectively ]	6,114,813	11,984,879
Capital shares issued in reinvestment of dividends and distributions [ 0 and 177,002 shares, respectively ]	—	1,464,268
Capital shares repurchased [ (2,135,386) and (4,769,779) shares, respectively]	(18,650,682)	(42,526,403)

Total Class IB transactions	(12,535,869)	(29,077,256)

Class K
Capital shares sold [ 19,108 and 4,515,713 shares, respectively ]	168,314	38,572,516
Capital shares issued in reinvestment of dividends and distributions [ 0 and 443,412 shares, respectively ]	—	3,683,657
Capital shares repurchased [ (2,991,562) and (4,978,028) shares, respectively]	(26,393,331)	(44,054,788)

Total Class K transactions	(26,225,017)	(1,798,615)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,948,974)	(30,378,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,118,015	(261,083,977)
NET ASSETS:
Beginning of period	589,645,006	850,728,983

End of period	$646,763,021	$589,645,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.15		$11.26	$9.36	$7.34	$5.59	$14.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.03	(0.02)	— #	0.02	0.14
Net realized and unrealized gain (loss)	1.34		(3.08)	2.37	2.62	1.85	(1.70)

Total from investment operations	1.37		(3.05)	2.35	2.62	1.87	(1.56)

Less distributions:
Dividends from net investment income	—		(0.03)	(0.05)	— #	(0.02)	(0.54)
Distributions from net realized gains	—		(0.03)	(0.40)	(0.60)	(0.10)	(6.99)

Total dividends and distributions	—		(0.06)	(0.45)	(0.60)	(0.12)	(7.53)

Net asset value, end of period	$9.52		$8.15	$11.26	$9.36	$7.34	$5.59

Total return (b)	16.81%		(27.12)%	25.19%	35.99%	33.66%	(10.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,236		$13,226	$17,754	$8,279	$4,700	$3,251
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.11%	1.11%	1.14%	1.15%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.62%		0.39%	(0.17)%	0.03%	0.34%	0.97%
Before waivers (a)(f)	0.56%		0.33%	(0.24)%	(0.07)%	0.24%	0.90%
Portfolio turnover rate^	5	%(z)	15%	17%	30%	19%	44%*

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.12		$11.21	$9.33	$7.31	$5.57	$14.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.03	(0.02)	— #	0.02	0.14
Net realized and unrealized gain (loss)	1.33		(3.06)	2.35	2.62	1.84	(1.70)

Total from investment operations	1.36		(3.03)	2.33	2.62	1.86	(1.56)

Less distributions:
Dividends from net investment income	—		(0.03)	(0.05)	— #	(0.02)	(0.54)
Distributions from net realized gains	—		(0.03)	(0.40)	(0.60)	(0.10)	(6.99)

Total dividends and distributions	—		(0.06)	(0.45)	(0.60)	(0.12)	(7.53)

Net asset value, end of period	$9.48		$8.12	$11.21	$9.33	$7.31	$5.57

Total return (b)	16.75%		(27.06)%	25.06%	36.15%	33.60%	(10.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$224,273		$203,847	$318,296	$273,952	$204,686	$165,307
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.11%	1.11%	1.14%	1.15%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.62%		0.38%	(0.19)%	0.03%	0.34%	0.97%
Before waivers (a)(f)	0.56%		0.32%	(0.26)%	(0.06)%	0.24%	0.90%
Portfolio turnover rate^	5	%(z)	15%	17%	30%	19%	44%*

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	October 26, 2021** to December 31, 2021	January 1, 2018 to October 2, 2018‡
Net asset value, beginning of period	$8.11		$11.19	$11.30	$14.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.06	0.01 †	0.17
Net realized and unrealized gain (loss)	1.32		(3.06)	0.18	0.81

Total from investment operations	1.36		(3.00)	0.19	0.98

Less distributions:
Dividends from net investment income	—		(0.05)	(0.07)	— #
Distributions from net realized gains	—		(0.03)	(0.23)	(0.18)

Total dividends and distributions	—		(0.08)	(0.30)	(0.18)

Net asset value, end of period	$9.47		$8.11	$11.19	$15.48

Total return (b)	16.77%		(26.83)%	1.74%	6.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$407,253		$372,573	$514,679	$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%		0.86%	0.84%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.87%		0.64%	0.33%	1.49%
Before waivers (a)(f)	0.81%		0.58%	0.29%	1.43%
Portfolio turnover rate^	5	%(z)	15%	17%	44%*
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 25%.

**	Resumed operations.
‡	After the close of business on October 2, 2018 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	26.1%
Health Care	13.3
Financials	12.9
Consumer Discretionary	10.8
Industrials	9.9
Communication Services	7.7
Consumer Staples	6.1
Energy	4.1
Real Estate	2.9
Materials	2.8
Utilities	2.5
Repurchase Agreements	0.3
Investment Company	0.1
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,157.70	$3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	1,158.20	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.68% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,065,578	$16,995,969
Bandwidth, Inc., Class A*	3,300	45,144
Cogent Communications Holdings, Inc.	4,300	289,347
EchoStar Corp., Class A*	200	3,468
Frontier Communications Parent, Inc.*	37,900	706,456
Iridium Communications, Inc.	18,800	1,167,856
Liberty Latin America Ltd., Class C*	3,934	33,911
Lumen Technologies, Inc.	161,457	364,893
Verizon Communications, Inc.	621,194	23,102,205

		42,709,249

Entertainment (1.4%)
Activision Blizzard, Inc.*	118,900	10,023,270
AMC Entertainment Holdings, Inc., Class A (x)*	83,300	366,520
Electronic Arts, Inc.	41,000	5,317,700
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	256,618
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	2,362,211
Lions Gate Entertainment Corp., Class B*	3,900	32,565
Live Nation Entertainment, Inc.*	25,200	2,295,972
Madison Square Garden Entertainment Corp.*	400	13,448
Madison Square Garden Sports Corp.	2,229	419,163
Netflix, Inc.*	65,200	28,719,948
Playtika Holding Corp.*	34,142	396,047
ROBLOX Corp., Class A*	68,100	2,744,430
Roku, Inc., Class A*	18,500	1,183,260
Sphere Entertainment Co.*	400	10,956
Spotify Technology SA*	21,860	3,509,623
Take-Two Interactive Software, Inc.*	25,011	3,680,645
Walt Disney Co. (The)*	269,939	24,100,154
Warner Bros Discovery, Inc.*	362,546	4,546,327
World Wrestling Entertainment, Inc., Class A	6,600	715,902

		90,694,759

Interactive Media & Services (4.6%)
Alphabet, Inc., Class A*	877,140	104,993,658
Alphabet, Inc., Class C*	760,100	91,949,297
Cargurus, Inc., Class A*	15,000	339,450
IAC, Inc.*	14,850	932,580
Match Group, Inc.*	44,698	1,870,611
MediaAlpha, Inc., Class A*	3,000	30,930
Meta Platforms, Inc., Class A*	326,487	93,695,239
Pinterest, Inc., Class A*	90,600	2,477,004
Shutterstock, Inc.	3,680	179,106
TripAdvisor, Inc.*	17,100	281,979
Vimeo, Inc.*	10,308	42,469
Yelp, Inc., Class A*	8,100	294,921
Ziff Davis, Inc.*	9,200	644,552
ZoomInfo Technologies, Inc., Class A*	42,500	1,079,075

		298,810,871

Media (0.8%)
Advantage Solutions, Inc.*	4,700	10,998
Cable One, Inc.	900	591,372
Cardlytics, Inc.*	200	1,264
Charter Communications, Inc., Class A*	16,279	5,980,416
Comcast Corp., Class A	610,348	25,359,959
Fox Corp., Class A	57,308	1,948,472
Fox Corp., Class B	23,485	748,937
iHeartMedia, Inc., Class A*	100	364
Integral Ad Science Holding Corp.*	2,200	39,556
Interpublic Group of Cos., Inc. (The)	61,700	2,380,386
John Wiley & Sons, Inc., Class A	5,500	187,165
Liberty Broadband Corp., Class A*	2,900	231,217
Liberty Broadband Corp., Class C*	22,328	1,788,696
Liberty Media Corp.-Liberty SiriusXM, Class A*	5,997	196,762
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,124,766
Magnite, Inc.*	3,100	42,315
New York Times Co. (The), Class A	31,600	1,244,408
News Corp., Class A	66,861	1,303,789
News Corp., Class B	13,800	272,136
Nexstar Media Group, Inc., Class A	6,272	1,044,602
Omnicom Group, Inc.	33,700	3,206,555
Paramount Global, Class B (x)	95,316	1,516,478
TechTarget, Inc.*	400	12,452
TEGNA, Inc.	38,500	625,240
Trade Desk, Inc. (The), Class A*	68,760	5,309,647

		55,167,952

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	38,860
T-Mobile US, Inc.*	80,203	11,140,197

		11,179,057

Total Communication Services		498,561,888

Consumer Discretionary (10.8%)
Automobile Components (0.2%)
Adient plc*	15,253	584,495
Aptiv plc*	43,900	4,481,751
BorgWarner, Inc.	35,360	1,729,457
Dana, Inc.	19,100	324,700
Dorman Products, Inc.*	2,600	204,958
Fox Factory Holding Corp.*	6,900	748,719
Gentex Corp.	38,800	1,135,288
Gentherm, Inc.*	2,600	146,926
Goodyear Tire & Rubber Co. (The)*	39,400	538,992
LCI Industries	3,100	391,716
Lear Corp.	10,600	1,521,630
QuantumScape Corp., Class A (x)*	33,400	266,866
Visteon Corp.*	4,100	588,801

		12,664,299

Automobiles (2.0%)
Ford Motor Co.	606,736	9,179,916
General Motors Co.	214,900	8,286,544
Harley-Davidson, Inc.	20,850	734,128
Lucid Group, Inc. (x)*	82,300	567,047
Rivian Automotive, Inc., Class A*	79,984	1,332,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tesla, Inc.*	407,227	$106,599,812
Thor Industries, Inc.	10,700	1,107,450

		127,807,430

Broadline Retail (2.8%)
Amazon.com, Inc.*	1,329,860	173,360,550
Coupang, Inc., Class A*	161,600	2,811,840
Dillard’s, Inc., Class A	1,200	391,536
eBay, Inc.	86,670	3,873,282
Etsy, Inc.*	20,900	1,768,349
Macy’s, Inc.	50,700	813,735
Nordstrom, Inc. (x)	19,800	405,306
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	585,093

		184,009,691

Distributors (0.1%)
Genuine Parts Co.	21,500	3,638,445
LKQ Corp.	37,900	2,208,433
Pool Corp.	6,400	2,397,696

		8,244,574

Diversified Consumer Services (0.1%)
ADT, Inc.	55,314	333,543
Bright Horizons Family Solutions, Inc.*	12,000	1,109,400
Chegg, Inc.*	20,100	178,488
Coursera, Inc.*	13,100	170,562
Duolingo, Inc., Class A*	4,800	686,112
Frontdoor, Inc.*	8,000	255,200
Graham Holdings Co., Class B	800	457,184
Grand Canyon Education, Inc.*	4,900	505,729
H&R Block, Inc.	25,450	811,092
Mister Car Wash, Inc.*	23,900	230,635
Service Corp. International	23,900	1,543,701
Strategic Education, Inc.	2,600	176,384

		6,458,030

Hotels, Restaurants & Leisure (2.3%)
Airbnb, Inc., Class A*	58,000	7,433,280
Aramark	35,100	1,511,055
Booking Holdings, Inc.*	5,480	14,797,808
Boyd Gaming Corp.	15,000	1,040,550
Brinker International, Inc. (x)*	7,600	278,160
Caesars Entertainment, Inc.*	33,000	1,682,010
Carnival Corp. (x)*	141,160	2,658,043
Chipotle Mexican Grill, Inc., Class A*	4,100	8,769,900
Choice Hotels International, Inc. (x)	7,400	869,648
Churchill Downs, Inc.	13,200	1,837,044
Cracker Barrel Old Country Store, Inc. (x)	3,500	326,130
Darden Restaurants, Inc.	18,750	3,132,750
Domino’s Pizza, Inc.	6,400	2,156,736
DoorDash, Inc., Class A*	44,498	3,400,537
DraftKings, Inc., Class A*	61,700	1,639,369
Expedia Group, Inc.*	23,787	2,602,060
Hilton Grand Vacations, Inc.*	11,340	515,290
Hilton Worldwide Holdings, Inc.	40,087	5,834,663
Hyatt Hotels Corp., Class A	7,100	813,518
International Game Technology plc	11,100	353,979
Las Vegas Sands Corp.*	57,000	3,306,000
Life Time Group Holdings, Inc.*	9,700	190,799
Light & Wonder, Inc.*	15,800	1,086,408
Marriott International, Inc., Class A	37,205	6,834,186
Marriott Vacations Worldwide Corp.	8,171	1,002,745
McDonald’s Corp.	107,621	32,115,183
MGM Resorts International	50,200	2,204,784
Norwegian Cruise Line Holdings Ltd.*	55,300	1,203,881
Papa John’s International, Inc.	5,200	383,916
Penn Entertainment, Inc.*	27,000	648,810
Planet Fitness, Inc., Class A*	12,600	849,744
Red Rock Resorts, Inc., Class A	10,100	472,478
Royal Caribbean Cruises Ltd.*	33,350	3,459,729
Sabre Corp.*	48,600	155,034
SeaWorld Entertainment, Inc.*	7,200	403,272
Starbucks Corp.	170,700	16,909,542
Texas Roadhouse, Inc., Class A	11,500	1,291,220
Travel + Leisure Co.	10,070	406,224
Vail Resorts, Inc.	6,500	1,636,440
Wendy’s Co. (The)	25,900	563,325
Wingstop, Inc.	5,500	1,100,880
Wyndham Hotels & Resorts, Inc.	14,570	999,065
Wynn Resorts Ltd.	15,800	1,668,638
Yum! Brands, Inc.	41,940	5,810,787

		146,355,620

Household Durables (0.5%)
DR Horton, Inc.	47,300	5,755,937
Garmin Ltd.	26,100	2,721,969
Helen of Troy Ltd.*	1,700	183,634
Installed Building Products, Inc.	2,700	378,432
KB Home	18,600	961,806
Leggett & Platt, Inc.	22,400	663,488
Lennar Corp., Class A	39,089	4,898,243
Lennar Corp., Class B	1,000	112,980
LGI Homes, Inc.*	3,600	485,604
M.D.C. Holdings, Inc.	10,712	501,000
Meritage Homes Corp.	5,500	782,485
Mohawk Industries, Inc.*	11,400	1,176,024
Newell Brands, Inc.	66,190	575,853
NVR, Inc.*	500	3,175,310
PulteGroup, Inc.	36,600	2,843,088
Skyline Champion Corp.*	8,400	549,780
Sonos, Inc.*	13,700	223,721
Taylor Morrison Home Corp., Class A*	14,900	726,673
Tempur Sealy International, Inc.	25,500	1,021,785
Toll Brothers, Inc.	20,800	1,644,656
TopBuild Corp.*	4,711	1,253,220
Tri Pointe Homes, Inc.*	12,800	420,608
Whirlpool Corp.	11,020	1,639,666

		32,695,962

Leisure Products (0.1%)
Acushnet Holdings Corp.	3,700	202,316
Brunswick Corp.	14,900	1,290,936
Hasbro, Inc.	22,600	1,463,802
Mattel, Inc.*	54,800	1,070,792
Peloton Interactive, Inc., Class A (x)*	44,903	345,304
Polaris, Inc.	7,900	955,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Topgolf Callaway Brands Corp.*	16,300	$323,555
YETI Holdings, Inc.*	12,900	501,036

		6,153,088

Specialty Retail (2.1%)
Aaron’s Co., Inc. (The)	900	12,726
Academy Sports & Outdoors, Inc.	12,400	670,220
Advance Auto Parts, Inc.	11,350	797,905
Asbury Automotive Group, Inc.*	3,300	793,386
AutoNation, Inc.*	6,500	1,069,965
AutoZone, Inc.*	2,890	7,205,810
Bath & Body Works, Inc.	41,190	1,544,625
Best Buy Co., Inc.	31,110	2,549,464
Burlington Stores, Inc.*	10,000	1,573,900
CarMax, Inc.*	26,850	2,247,345
Carvana Co., Class A (x)*	12,800	331,776
Dick’s Sporting Goods, Inc.	8,300	1,097,177
Five Below, Inc.*	8,200	1,611,628
Floor & Decor Holdings, Inc., Class A*	16,700	1,736,132
Foot Locker, Inc. (x)	12,100	328,031
GameStop Corp., Class A (x)*	39,200	950,600
Gap, Inc. (The)	32,090	286,564
Group 1 Automotive, Inc.	1,900	490,390
Home Depot, Inc. (The)	149,440	46,422,042
Leslie’s, Inc.*	19,354	181,734
Lithia Motors, Inc., Class A	4,300	1,307,673
Lowe’s Cos., Inc.	88,063	19,875,819
Monro, Inc.	5,300	215,339
Murphy USA, Inc.	3,855	1,199,329
O’Reilly Automotive, Inc.*	9,050	8,645,465
Overstock.com, Inc.*	7,200	234,504
Penske Automotive Group, Inc.	4,900	816,487
Petco Health & Wellness Co., Inc., Class A*	35,300	314,170
RH (x)*	2,769	912,635
Ross Stores, Inc.	51,720	5,799,364
Signet Jewelers Ltd.	1,300	84,838
TJX Cos., Inc. (The)	174,000	14,753,460
Tractor Supply Co.	16,700	3,692,370
Ulta Beauty, Inc.*	8,300	3,905,938
Upbound Group, Inc.	9,600	298,848
Urban Outfitters, Inc.*	14,600	483,698
Valvoline, Inc. (x)	29,388	1,102,344
Victoria’s Secret & Co.*	13,730	239,314
Wayfair, Inc., Class A (x)*	11,600	754,116
Williams-Sonoma, Inc.	13,300	1,664,362

		138,201,493

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	25,200	904,428
Carter’s, Inc.	4,180	303,468
Columbia Sportswear Co.	5,200	401,648
Crocs, Inc.*	9,300	1,045,692
Deckers Outdoor Corp.*	3,900	2,057,874
Lululemon Athletica, Inc.*	17,200	6,510,200
NIKE, Inc., Class B	175,520	19,372,142
PVH Corp.	11,881	1,009,529
Ralph Lauren Corp., Class A	6,470	797,751
Skechers USA, Inc., Class A*	20,300	1,068,998
Steven Madden Ltd.	103	3,367
Tapestry, Inc.	41,827	1,790,196
Under Armour, Inc., Class A*	44,900	324,178
VF Corp.	60,000	1,145,400

		36,734,871

Total Consumer Discretionary		699,325,058

Consumer Staples (6.1%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	1,600	493,504
Brown-Forman Corp., Class A	11,700	796,419
Brown-Forman Corp., Class B	33,475	2,235,460
Celsius Holdings, Inc. (x)*	8,300	1,238,277
Coca-Cola Co. (The)	574,840	34,616,865
Coca-Cola Consolidated, Inc.	500	318,010
Constellation Brands, Inc., Class A	24,000	5,907,120
Duckhorn Portfolio, Inc. (The)*	4,000	51,880
Keurig Dr Pepper, Inc.	132,810	4,152,969
Molson Coors Beverage Co., Class B	30,150	1,985,076
Monster Beverage Corp.*	110,200	6,329,888
National Beverage Corp.*	4,300	207,905
PepsiCo, Inc.	203,290	37,653,374
Primo Water Corp.	8,800	110,352

		96,097,099

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	61,400	1,339,748
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,304,307
Casey’s General Stores, Inc.	7,100	1,731,548
Costco Wholesale Corp.	65,850	35,452,323
Dollar General Corp.	32,300	5,483,894
Dollar Tree, Inc.*	32,523	4,667,050
Grocery Outlet Holding Corp.*	2,200	67,342
Kroger Co. (The)	101,520	4,771,440
Performance Food Group Co.*	23,132	1,393,472
PriceSmart, Inc.	1,200	88,872
Sprouts Farmers Market, Inc.*	16,300	598,699
Sysco Corp.	78,650	5,835,830
Target Corp.	67,860	8,950,734
United Natural Foods, Inc.*	2,700	52,785
US Foods Holding Corp.*	30,600	1,346,400
Walgreens Boots Alliance, Inc.	114,980	3,275,780
Walmart, Inc.	211,520	33,246,714

		109,606,938

Food Products (1.0%)
Archer-Daniels-Midland Co.	80,060	6,049,334
Beyond Meat, Inc. (x)*	9,000	116,820
Bunge Ltd.	22,080	2,083,248
Campbell Soup Co.	31,300	1,430,723
Conagra Brands, Inc.	77,592	2,616,402
Darling Ingredients, Inc.*	28,800	1,837,152
Flowers Foods, Inc.	28,800	716,544
Freshpet, Inc. (x)*	6,200	408,022
General Mills, Inc.	92,700	7,110,090
Hain Celestial Group, Inc. (The)*	4,600	57,546
Hershey Co. (The)	21,950	5,480,915
Hormel Foods Corp.	44,500	1,789,790
Hostess Brands, Inc., Class A*	13,200	334,224
Ingredion, Inc.	12,200	1,292,590
J & J Snack Foods Corp.	1,100	174,196
J M Smucker Co. (The)	16,927	2,499,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kellogg Co.	39,100	$2,635,340
Kraft Heinz Co. (The)	118,536	4,208,028
Lamb Weston Holdings, Inc.	22,050	2,534,648
Lancaster Colony Corp.	2,200	442,398
McCormick & Co., Inc. (Non-Voting)	39,700	3,463,031
Mondelez International, Inc., Class A	205,310	14,975,311
Pilgrim’s Pride Corp.*	8,600	184,814
Post Holdings, Inc.*	9,400	814,510
Seaboard Corp.	100	356,072
Simply Good Foods Co. (The)*	6,400	234,176
TreeHouse Foods, Inc.*	500	25,190
Tyson Foods, Inc., Class A	48,700	2,485,648

		66,356,372

Household Products (1.2%)
Church & Dwight Co., Inc.	39,100	3,918,993
Clorox Co. (The)	19,950	3,172,848
Colgate-Palmolive Co.	121,120	9,331,085
Kimberly-Clark Corp.	53,100	7,330,986
Procter & Gamble Co. (The)	347,445	52,721,304
Reynolds Consumer Products, Inc.	4,943	139,640
Spectrum Brands Holdings, Inc.	6,600	515,130

		77,129,986

Personal Care Products (0.2%)
BellRing Brands, Inc.*	19,717	721,642
Coty, Inc., Class A*	53,200	653,828
e.l.f. Beauty, Inc.*	7,400	845,302
Estee Lauder Cos., Inc. (The), Class A	34,800	6,834,024
Inter Parfums, Inc.	1,400	189,322
Nu Skin Enterprises, Inc., Class A	4,100	136,120
Olaplex Holdings, Inc.*	19,600	72,912

		9,453,150

Tobacco (0.5%)
Altria Group, Inc.	269,990	12,230,547
Philip Morris International, Inc.	229,030	22,357,908

		34,588,455

Total Consumer Staples		393,232,000

Energy (4.1%)
Energy Equipment & Services (0.4%)
Baker Hughes Co., Class A	143,384	4,532,368
Cactus, Inc., Class A	10,400	440,128
ChampionX Corp.	31,995	993,125
Dril-Quip, Inc.*	3,100	72,137
Expro Group Holdings NV*	3,683	65,263
Halliburton Co.	141,130	4,655,879
Helmerich & Payne, Inc.	16,200	574,290
Liberty Energy, Inc., Class A	21,863	292,308
Noble Corp. plc*	13,200	545,292
NOV, Inc.	59,880	960,475
Oceaneering International, Inc.*	14,000	261,800
Patterson-UTI Energy, Inc.	33,000	395,010
ProPetro Holding Corp.*	3,000	24,720
RPC, Inc.	2,900	20,735
Schlumberger NV	214,255	10,524,206
TechnipFMC plc*	64,700	1,075,314
Valaris Ltd.*	9,900	623,007
Weatherford International plc*	7,900	524,718

		26,580,775

Oil, Gas & Consumable Fuels (3.7%)
Antero Midstream Corp.	54,300	629,880
Antero Resources Corp.*	51,000	1,174,530
APA Corp.	58,080	1,984,594
Arch Resources, Inc.	3,000	338,280
California Resources Corp.	8,300	375,907
Callon Petroleum Co. (x)*	10,300	361,221
Cheniere Energy, Inc.	35,800	5,454,488
Chesapeake Energy Corp.	19,700	1,648,496
Chevron Corp.	255,266	40,166,105
Chord Energy Corp.	7,345	1,129,661
Civitas Resources, Inc.	12,000	832,440
Clean Energy Fuels Corp.*	52,500	260,400
CNX Resources Corp.*	26,300	466,036
Comstock Resources, Inc. (x)	36,500	423,400
ConocoPhillips	183,612	19,024,039
Coterra Energy, Inc.	129,335	3,272,175
Crescent Energy Co., Class A (x)	3,100	32,302
CVR Energy, Inc. (x)	10,000	299,600
Denbury, Inc.*	8,100	698,706
Devon Energy Corp.	101,194	4,891,718
Diamondback Energy, Inc.	27,041	3,552,106
DT Midstream, Inc.	17,200	852,604
Enviva, Inc. (x)	5,500	59,675
EOG Resources, Inc.	89,600	10,253,824
EQT Corp.	57,000	2,344,410
Equitrans Midstream Corp.	42,801	409,178
Excelerate Energy, Inc., Class A	7,400	150,442
Exxon Mobil Corp.#	599,565	64,303,346
Golar LNG Ltd.	11,300	227,921
Green Plains, Inc.*	600	19,344
Hess Corp.	44,120	5,998,114
HF Sinclair Corp.	23,686	1,056,632
HighPeak Energy, Inc. (x)	4,100	44,608
Kinder Morgan, Inc.	308,071	5,304,983
Kosmos Energy Ltd.*	91,800	549,882
Magnolia Oil & Gas Corp., Class A	28,400	593,560
Marathon Oil Corp.	109,190	2,513,554
Marathon Petroleum Corp.	65,133	7,594,508
Matador Resources Co.	18,200	952,224
Murphy Oil Corp.	24,100	923,030
New Fortress Energy, Inc. (x)	25,393	680,025
Northern Oil and Gas, Inc.	14,900	511,368
Occidental Petroleum Corp.	102,935	6,052,578
ONEOK, Inc.	68,413	4,222,450
Ovintiv, Inc. (x)	45,700	1,739,799
PBF Energy, Inc., Class A	14,700	601,818
PDC Energy, Inc.	16,979	1,207,886
Peabody Energy Corp.	14,200	307,572
Permian Resources Corp., Class A	48,100	527,176
Phillips 66	69,888	6,665,917
Pioneer Natural Resources Co.	34,322	7,110,832
Range Resources Corp.	38,900	1,143,660
Scorpio Tankers, Inc.	10,200	481,746
SM Energy Co.	19,000	600,970
Southwestern Energy Co.*	159,700	959,797
Targa Resources Corp.	35,900	2,731,990
Tellurian, Inc. (x)*	20,700	29,187

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Pacific Land Corp.	1,000	$1,316,500
Valero Energy Corp.	53,230	6,243,879
Vitesse Energy, Inc. (x)	988	22,131
Williams Cos., Inc. (The)	192,379	6,277,327
World Kinect Corp.	10,700	221,276

		240,823,807

Total Energy		267,404,582

Financials (12.9%)
Banks (3.2%)
Ameris Bancorp	10,700	366,047
Associated Banc-Corp.	22,706	368,518
Axos Financial, Inc.*	8,300	327,352
BancFirst Corp.	3,600	331,200
Bank of America Corp.	1,045,246	29,988,108
Bank of Hawaii Corp.	7,400	305,102
Bank of NT Butterfield & Son Ltd. (The)	3,700	101,232
Bank OZK (x)	17,300	694,768
BankUnited, Inc.	15,200	327,560
Banner Corp.	2,400	104,808
Berkshire Hills Bancorp, Inc.	300	6,219
BOK Financial Corp.	4,050	327,159
Brookline Bancorp, Inc.	15,400	134,596
Cadence Bank	29,750	584,290
Capitol Federal Financial, Inc.	9,386	57,912
Cathay General Bancorp	14,930	480,597
Citigroup, Inc.	294,684	13,567,251
Citizens Financial Group, Inc.	79,178	2,064,962
City Holding Co.	2,130	191,679
Columbia Banking System, Inc.	42,826	868,511
Columbia Financial, Inc.*	7,600	131,404
Comerica, Inc.	23,900	1,012,404
Commerce Bancshares, Inc.	17,594	856,828
Community Bank System, Inc.	7,000	328,160
Cullen/Frost Bankers, Inc.	12,200	1,311,866
CVB Financial Corp.	20,700	274,896
Dime Community Bancshares, Inc.	4,197	73,993
East West Bancorp, Inc.	24,200	1,277,518
Eastern Bankshares, Inc.	32,000	392,640
Enterprise Financial Services Corp.	100	3,910
FB Financial Corp.	2,000	56,100
Fifth Third Bancorp	109,145	2,860,690
First Bancorp	24,700	301,834
First Busey Corp.	4,733	95,133
First Citizens BancShares, Inc., Class A	1,972	2,530,963
First Commonwealth Financial Corp.	8,100	102,465
First Financial Bancorp	11,100	226,884
First Financial Bankshares, Inc.	22,500	641,025
First Financial Corp.	6,400	207,808
First Hawaiian, Inc.	21,800	392,618
First Horizon Corp.	92,350	1,040,785
First Interstate BancSystem, Inc., Class A	10,696	254,993
First Merchants Corp.	6,900	194,787
FNB Corp.	46,456	531,457
Fulton Financial Corp.	28,500	339,720
Glacier Bancorp, Inc.	20,100	626,517
Hancock Whitney Corp.	12,724	488,347
Heartland Financial USA, Inc.	2,500	69,675
Hilltop Holdings, Inc.	8,700	273,702
Home BancShares, Inc.	27,800	633,840
HomeStreet, Inc.	900	5,328
Hope Bancorp, Inc.	9,683	81,531
Huntington Bancshares, Inc.	238,224	2,568,055
Independent Bank Corp.	7,200	320,472
Independent Bank Group, Inc.	4,700	162,291
International Bancshares Corp.	6,800	300,560
JPMorgan Chase & Co.	431,525	62,760,996
Kearny Financial Corp.	16,032	113,026
KeyCorp	147,802	1,365,690
Lakeland Financial Corp.	1,000	48,520
Live Oak Bancshares, Inc.	5,300	139,443
M&T Bank Corp.	27,512	3,404,885
NBT Bancorp, Inc.	4,800	152,880
New York Community Bancorp, Inc. (x)	118,186	1,328,411
NU Holdings Ltd., Class A*	340,200	2,684,178
OceanFirst Financial Corp.	3,200	49,984
Old National Bancorp	46,300	645,422
Pacific Premier Bancorp, Inc.	14,300	295,724
PacWest Bancorp (x)	20,196	164,597
Park National Corp.	1,200	122,784
Pinnacle Financial Partners, Inc.	16,056	909,572
PNC Financial Services Group, Inc. (The)	60,618	7,634,837
Popular, Inc.	14,350	868,462
Prosperity Bancshares, Inc.	13,412	757,510
Regions Financial Corp.	144,700	2,578,554
Renasant Corp.	2,200	57,486
S&T Bancorp, Inc.	6,200	168,578
Seacoast Banking Corp. of Florida	2,400	53,040
ServisFirst Bancshares, Inc.	8,100	331,452
Simmons First National Corp., Class A	13,500	232,875
SouthState Corp.	12,098	796,048
Synovus Financial Corp.	23,113	699,168
Texas Capital Bancshares, Inc.*	9,000	463,500
Tompkins Financial Corp.	3,539	197,122
Towne Bank	8,479	197,052
Truist Financial Corp.	210,160	6,378,356
Trustmark Corp.	6,450	136,224
UMB Financial Corp.	7,700	468,930
United Bankshares, Inc.	20,400	605,268
United Community Banks, Inc.	10,000	249,900
US Bancorp	226,190	7,473,318
Valley National Bancorp	46,100	357,275
Washington Federal, Inc.	7,500	198,900
Webster Financial Corp.	34,188	1,290,597
Wells Fargo & Co.	557,873	23,810,020
WesBanco, Inc.	6,400	163,904
Westamerica Bancorp	2,700	103,410
Western Alliance Bancorp	20,800	758,576
Wintrust Financial Corp.	11,500	835,130
WSFS Financial Corp.	8,990	339,103
Zions Bancorp NA	28,300	760,138

		205,319,915

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	8,140	1,220,105
Ameriprise Financial, Inc.	16,460	5,467,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ares Management Corp., Class A	22,481	$2,166,044
Artisan Partners Asset Management, Inc., Class A (x)	10,705	420,813
Bank of New York Mellon Corp. (The)	116,650	5,193,258
BGC Partners, Inc., Class A	15,400	68,222
BlackRock, Inc.	22,063	15,248,622
Blackstone, Inc.	107,800	10,022,166
Blue Owl Capital, Inc., Class A	62,400	726,960
Brightsphere Investment Group, Inc.	7,200	150,840
Carlyle Group, Inc. (The)	32,000	1,022,400
Cboe Global Markets, Inc.	17,600	2,428,976
Charles Schwab Corp. (The)	218,775	12,400,167
CME Group, Inc.	55,165	10,221,523
Cohen & Steers, Inc.	5,200	301,548
Coinbase Global, Inc., Class A (x)*	24,000	1,717,200
Evercore, Inc., Class A	7,000	865,130
FactSet Research Systems, Inc.	6,200	2,484,030
Focus Financial Partners, Inc., Class A*	7,400	388,574
Franklin Resources, Inc.	54,890	1,466,112
Goldman Sachs Group, Inc. (The)	47,700	15,385,158
Hamilton Lane, Inc., Class A	4,300	343,914
Houlihan Lokey, Inc., Class A	6,600	648,846
Interactive Brokers Group, Inc., Class A	14,040	1,166,303
Intercontinental Exchange, Inc.	83,716	9,466,605
Invesco Ltd.	66,200	1,112,822
Janus Henderson Group plc	28,300	771,175
Jefferies Financial Group, Inc.	35,588	1,180,454
KKR & Co., Inc.	95,291	5,336,296
Lazard Ltd., Class A	12,500	400,000
LPL Financial Holdings, Inc.	12,900	2,804,847
MarketAxess Holdings, Inc.	5,660	1,479,637
Moelis & Co., Class A	5,900	267,506
Moody’s Corp.	23,950	8,327,894
Morgan Stanley	177,487	15,157,390
Morningstar, Inc.	3,200	627,424
MSCI, Inc., Class A	12,134	5,694,365
Nasdaq, Inc.	52,300	2,607,155
Northern Trust Corp.	33,350	2,472,569
Piper Sandler Cos.	2,600	336,076
Raymond James Financial, Inc.	30,000	3,113,100
Robinhood Markets, Inc., Class A*	86,000	858,280
S&P Global, Inc.	47,934	19,216,261
SEI Investments Co.	16,150	962,863
State Street Corp.	49,250	3,604,115
StepStone Group, Inc., Class A	7,000	173,670
Stifel Financial Corp.	15,508	925,362
T. Rowe Price Group, Inc.	36,280	4,064,086
Tradeweb Markets, Inc., Class A	15,000	1,027,200
Victory Capital Holdings, Inc., Class A	2,400	75,696
Virtu Financial, Inc., Class A	15,500	264,895
XP, Inc., Class A*	49,000	1,149,540

		185,001,548

Consumer Finance (0.5%)
Ally Financial, Inc.	53,469	1,444,197
American Express Co.	89,256	15,548,395
Capital One Financial Corp.	55,970	6,121,439
Credit Acceptance Corp. (x)*	1,100	558,723
Discover Financial Services	37,370	4,366,684
FirstCash Holdings, Inc.	7,272	678,696
Navient Corp.	25,584	475,351
Nelnet, Inc., Class A	4,000	385,920
OneMain Holdings, Inc.	17,900	782,051
PROG Holdings, Inc.*	3,290	105,675
SLM Corp.	37,884	618,267
SoFi Technologies, Inc. (x)*	123,000	1,025,820
Synchrony Financial	68,052	2,308,324
Upstart Holdings, Inc. (x)*	15,900	569,379

		34,988,921

Financial Services (4.0%)
Affirm Holdings, Inc., Class A (x)*	27,200	416,976
Apollo Global Management, Inc.	76,986	5,913,295
Berkshire Hathaway, Inc., Class B*	270,236	92,150,476
Block, Inc., Class A*	80,124	5,333,855
Cannae Holdings, Inc.*	4,760	96,200
Corebridge Financial, Inc. (x)	44,600	787,636
Enact Holdings, Inc.	10,900	273,917
Essent Group Ltd.	17,600	823,680
Euronet Worldwide, Inc.*	10,000	1,173,700
Evertec, Inc.	6,000	220,980
Fidelity National Information Services, Inc.	89,869	4,915,834
Fiserv, Inc.*	89,602	11,303,292
FleetCor Technologies, Inc.*	12,600	3,163,608
Flywire Corp.*	14,600	453,184
Global Payments, Inc.	43,276	4,263,551
Jack Henry & Associates, Inc.	11,430	1,912,582
Jackson Financial, Inc., Class A	18,000	550,980
Marqeta, Inc., Class A*	66,800	325,316
Mastercard, Inc., Class A	123,800	48,690,540
MGIC Investment Corp.	42,500	671,075
Mr Cooper Group, Inc.*	10,400	526,656
PayPal Holdings, Inc.*	172,853	11,534,481
Paysafe Ltd. (x)*	4,317	43,558
PennyMac Financial Services, Inc.	6,033	424,180
Radian Group, Inc.	26,500	669,920
Remitly Global, Inc.*	12,900	242,778
Rocket Cos., Inc., Class A (x)*	32,900	294,784
Shift4 Payments, Inc., Class A*	7,700	522,907
StoneCo Ltd., Class A*	41,000	522,340
TFS Financial Corp.	20,000	251,400
Toast, Inc., Class A (x)*	52,200	1,178,154
Visa, Inc., Class A	239,012	56,760,570
Voya Financial, Inc.	14,900	1,068,479
Walker & Dunlop, Inc.	3,700	292,633
Western Union Co. (The)	59,560	698,639
WEX, Inc.*	7,600	1,383,732

		259,855,888

Insurance (2.2%)
Aflac, Inc.	93,500	6,526,300
Allstate Corp. (The)	40,040	4,365,962
American Equity Investment Life Holding Co.	7,400	385,614
American Financial Group, Inc.	12,030	1,428,562
American International Group, Inc.	116,436	6,699,727
Aon plc, Class A	31,119	10,742,279
Arch Capital Group Ltd.*	53,900	4,034,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	2,875	$85,129
Arthur J Gallagher & Co.	31,800	6,982,326
Assurant, Inc.	9,000	1,131,480
Assured Guaranty Ltd.	7,800	435,240
Axis Capital Holdings Ltd.	17,270	929,644
Brighthouse Financial, Inc.*	9,332	441,870
Brown & Brown, Inc.	39,900	2,746,716
BRP Group, Inc., Class A*	7,300	180,894
Chubb Ltd.	63,051	12,141,101
Cincinnati Financial Corp.	24,720	2,405,750
CNA Financial Corp.	6,900	266,478
CNO Financial Group, Inc.	14,100	333,747
Employers Holdings, Inc.	1,800	67,338
Enstar Group Ltd.*	1,400	341,936
Everest Re Group Ltd.	6,100	2,085,346
F&G Annuities & Life, Inc. (x)	7,736	191,698
Fidelity National Financial, Inc.	43,180	1,554,480
First American Financial Corp.	17,600	1,003,552
Genworth Financial, Inc., Class A*	71,100	355,500
Globe Life, Inc.	15,905	1,743,506
Hanover Insurance Group, Inc. (The)	6,190	699,656
Hartford Financial Services Group, Inc. (The)	47,810	3,443,276
Kemper Corp.	8,682	418,993
Kinsale Capital Group, Inc.	3,800	1,421,960
Lincoln National Corp.	30,350	781,816
Loews Corp.	33,092	1,965,003
Markel Group, Inc.*	2,160	2,987,669
Marsh & McLennan Cos., Inc.	73,750	13,870,900
MBIA, Inc.*	7,600	65,664
MetLife, Inc.	95,460	5,396,354
Old Republic International Corp.	47,894	1,205,492
Palomar Holdings, Inc.*	1,900	110,276
Primerica, Inc.	5,900	1,166,784
Principal Financial Group, Inc.	37,700	2,859,168
ProAssurance Corp.	600	9,054
Progressive Corp. (The)	87,900	11,635,323
Prudential Financial, Inc.	54,131	4,775,437
Reinsurance Group of America, Inc.	12,610	1,748,881
RenaissanceRe Holdings Ltd.	6,560	1,223,571
RLI Corp.	8,880	1,211,854
Ryan Specialty Holdings, Inc., Class A*	12,600	565,614
Selective Insurance Group, Inc.	8,800	844,360
SiriusPoint Ltd.*	4,700	42,441
Travelers Cos., Inc. (The)	36,270	6,298,648
Trupanion, Inc.*	6,900	135,792
Unum Group	32,000	1,526,400
W R Berkley Corp.	33,600	2,001,216
White Mountains Insurance Group Ltd.	500	694,455
Willis Towers Watson plc	17,200	4,050,600

		142,763,247

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	103,900	1,052,507
Annaly Capital Management, Inc. (REIT)	69,288	1,386,453
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,800	99,616
Arbor Realty Trust, Inc. (REIT)	34,900	517,218
Blackstone Mortgage Trust, Inc. (REIT), Class A	21,000	437,010
Chimera Investment Corp. (REIT)	27,440	158,329
Claros Mortgage Trust, Inc. (REIT)	7,300	82,782
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	12,700	317,500
Rithm Capital Corp. (REIT)	66,550	622,242
Starwood Property Trust, Inc. (REIT) (x)	57,200	1,109,680

		5,783,337

Total Financials		833,712,856

Health Care (13.3%)
Biotechnology (2.3%)
AbbVie, Inc.	260,430	35,087,734
ACADIA Pharmaceuticals, Inc.*	20,900	500,555
Agios Pharmaceuticals, Inc.*	8,400	237,888
Akero Therapeutics, Inc.*	6,600	308,154
Alector, Inc.*	1,800	10,818
Alkermes plc*	25,200	788,760
Allogene Therapeutics, Inc.*	24,600	122,262
Allovir, Inc.*	1,600	5,440
Alnylam Pharmaceuticals, Inc.*	20,100	3,817,794
ALX Oncology Holdings, Inc.*	2,700	20,277
Amgen, Inc.	80,368	17,843,303
Amicus Therapeutics, Inc.*	26,600	334,096
AnaptysBio, Inc.*	6,600	134,244
Anavex Life Sciences Corp. (x)*	23,900	194,307
Apellis Pharmaceuticals, Inc.*	14,000	1,275,400
Arcturus Therapeutics Holdings, Inc.*	400	11,472
Arcus Biosciences, Inc.*	14,800	300,588
Arrowhead Pharmaceuticals, Inc.*	9,700	345,902
Beam Therapeutics, Inc. (x)*	14,700	469,371
BioCryst Pharmaceuticals, Inc.*	35,300	248,512
Biogen, Inc.*	22,560	6,426,216
Biohaven Ltd.*	4,800	114,816
BioMarin Pharmaceutical, Inc.*	28,200	2,444,376
Blueprint Medicines Corp.*	9,200	581,440
Bridgebio Pharma, Inc.*	16,344	281,117
CareDx, Inc.*	4,800	40,800
Cerevel Therapeutics Holdings, Inc. (x)*	12,800	406,912
Chinook Therapeutics, Inc.*	13,100	503,302
Cytokinetics, Inc.*	12,600	411,012
Denali Therapeutics, Inc.*	14,300	421,993
Editas Medicine, Inc., Class A*	11,500	94,645
Emergent BioSolutions, Inc.*	8,400	61,740
EQRx, Inc. (x)*	29,000	53,940
Exact Sciences Corp.*	26,700	2,507,130
Exelixis, Inc.*	63,800	1,219,218
Fate Therapeutics, Inc. (x)*	12,600	59,976
FibroGen, Inc.*	7,200	19,440
Gilead Sciences, Inc.	184,491	14,218,721
Halozyme Therapeutics, Inc.*	17,900	645,653
Horizon Therapeutics plc*	35,600	3,661,460
IGM Biosciences, Inc. (x)*	600	5,538
ImmunityBio, Inc.*	29,500	82,010
ImmunoGen, Inc.*	32,100	605,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Immunovant, Inc.*	11,400	$216,258
Incyte Corp.*	27,700	1,724,325
Insmed, Inc.*	16,100	339,710
Intellia Therapeutics, Inc.*	10,500	428,190
Ionis Pharmaceuticals, Inc.*	24,800	1,017,544
Iovance Biotherapeutics, Inc.*	82,900	583,616
Ironwood Pharmaceuticals, Inc., Class A*	4,000	42,560
IVERIC bio, Inc.*	20,100	790,734
Karuna Therapeutics, Inc.*	4,500	975,825
Karyopharm Therapeutics, Inc.*	32,000	57,280
Kodiak Sciences, Inc.*	3,500	24,150
Krystal Biotech, Inc.*	2,100	246,540
Kura Oncology, Inc.*	12,500	132,250
Kymera Therapeutics, Inc.*	6,500	149,435
MacroGenics, Inc.*	6,700	35,845
Madrigal Pharmaceuticals, Inc.*	1,900	438,900
Mersana Therapeutics, Inc.*	20,500	67,445
Mirati Therapeutics, Inc.*	7,300	263,749
Moderna, Inc.*	50,317	6,113,516
Morphic Holding, Inc.*	5,600	321,048
Myriad Genetics, Inc.*	11,500	266,570
Natera, Inc.*	13,400	652,044
Neurocrine Biosciences, Inc.*	14,500	1,367,350
Nkarta, Inc.*	800	1,752
Novavax, Inc. (x)*	12,200	90,646
Nuvalent, Inc., Class A*	3,000	126,510
Organogenesis Holdings, Inc., Class A*	25,100	83,332
PDL BioPharma, Inc. (r)(x)*	46,000	4,091
Prothena Corp. plc*	6,700	457,476
PTC Therapeutics, Inc.*	8,000	325,360
Recursion Pharmaceuticals, Inc., Class A*	1,000	7,470
Regeneron Pharmaceuticals, Inc.*	15,500	11,137,370
REGENXBIO, Inc.*	7,400	147,926
Relay Therapeutics, Inc.*	22,001	276,333
Replimune Group, Inc.*	1,100	25,542
REVOLUTION Medicines, Inc.*	19,900	532,325
Rocket Pharmaceuticals, Inc.*	8,900	176,843
Roivant Sciences Ltd.*	31,600	318,528
Sage Therapeutics, Inc.*	8,600	404,372
Sana Biotechnology, Inc.*	14,595	86,986
Sangamo Therapeutics, Inc.*	29,200	37,960
Sarepta Therapeutics, Inc.*	12,700	1,454,404
Seagen, Inc.*	21,374	4,113,640
SpringWorks Therapeutics, Inc. (x)*	5,000	131,100
Stoke Therapeutics, Inc.*	500	5,315
TG Therapeutics, Inc.*	20,700	514,188
Twist Bioscience Corp.*	6,900	141,174
Ultragenyx Pharmaceutical, Inc.*	10,800	498,204
United Therapeutics Corp.*	7,100	1,567,325
Vaxcyte, Inc.*	10,800	539,352
Veracyte, Inc.*	14,100	359,127
Vericel Corp.*	3,600	135,252
Vertex Pharmaceuticals, Inc.*	38,100	13,407,771
Viking Therapeutics, Inc.*	23,500	380,935
Vir Biotechnology, Inc.*	10,700	262,471
Xencor, Inc.*	8,900	222,233
Y-mAbs Therapeutics, Inc.*	200	1,358
Zentalis Pharmaceuticals, Inc.*	6,900	194,649

		151,348,263

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	255,212	27,823,212
Align Technology, Inc.*	11,300	3,996,132
AtriCure, Inc.*	6,800	335,648
Avanos Medical, Inc.*	7,975	203,841
Axonics, Inc.*	5,700	287,679
Baxter International, Inc.	80,080	3,648,445
Becton Dickinson & Co.	41,813	11,039,050
Boston Scientific Corp.*	218,500	11,818,665
Butterfly Network, Inc.*	35,700	82,110
CONMED Corp.	4,500	611,505
Cooper Cos., Inc. (The)	8,400	3,220,812
Dentsply Sirona, Inc.	34,405	1,376,888
Dexcom, Inc.*	59,600	7,659,196
Edwards Lifesciences Corp.*	88,800	8,376,504
Embecta Corp.	2,602	56,203
Enovis Corp.*	4,333	277,832
Envista Holdings Corp.*	21,763	736,460
Figs, Inc., Class A*	12,900	106,683
GE HealthCare Technologies, Inc.	55,915	4,542,535
Glaukos Corp.*	6,800	484,228
Globus Medical, Inc., Class A*	14,100	839,514
Haemonetics Corp.*	8,200	698,148
Hologic, Inc.*	38,100	3,084,957
ICU Medical, Inc.*	3,200	570,208
IDEXX Laboratories, Inc.*	12,500	6,277,875
Inari Medical, Inc.*	7,400	430,236
Inmode Ltd.*	11,900	444,465
Inogen, Inc.*	3,600	41,580
Inspire Medical Systems, Inc.*	4,500	1,460,880
Insulet Corp.*	11,300	3,258,242
Integer Holdings Corp.*	3,500	310,135
Integra LifeSciences Holdings Corp.*	14,600	600,498
Intuitive Surgical, Inc.*	52,800	18,054,432
iRhythm Technologies, Inc.*	4,100	427,712
Lantheus Holdings, Inc.*	8,700	730,104
LivaNova plc*	5,100	262,293
Masimo Corp.*	9,200	1,513,860
Medtronic plc	200,485	17,662,729
Merit Medical Systems, Inc.*	7,800	652,392
Neogen Corp.*	32,700	711,225
Nevro Corp.*	1,700	43,214
Novocure Ltd.*	17,900	742,850
NuVasive, Inc.*	7,650	318,164
Omnicell, Inc.*	7,900	581,993
Outset Medical, Inc. (x)*	7,368	161,138
Penumbra, Inc.*	6,300	2,167,578
QuidelOrtho Corp.*	7,797	646,059
ResMed, Inc.	21,600	4,719,600
Shockwave Medical, Inc.*	5,400	1,541,214
Silk Road Medical, Inc.*	6,800	220,932
STAAR Surgical Co.*	10,300	541,471
STERIS plc	15,309	3,444,219
Stryker Corp.	53,470	16,313,162
Tandem Diabetes Care, Inc.*	10,300	252,762
Teleflex, Inc.	7,700	1,863,631
TransMedics Group, Inc.*	5,800	487,084
Varex Imaging Corp.*	8,924	210,339
Zimmer Biomet Holdings, Inc.	32,100	4,673,760
Zimvie, Inc.*	1,480	16,620

		183,660,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	14,500	$1,154,780
Accolade, Inc.*	9,200	123,924
AdaptHealth Corp., Class A (x)*	16,900	205,673
Addus HomeCare Corp.*	200	18,540
Agiliti, Inc.*	2,100	34,650
agilon health, Inc. (x)*	38,700	671,058
Amedisys, Inc.*	7,600	694,944
AmerisourceBergen Corp.	23,400	4,502,862
AMN Healthcare Services, Inc.*	5,600	611,072
Apollo Medical Holdings, Inc.*	9,200	290,720
Aveanna Healthcare Holdings, Inc.*	7,400	12,506
Brookdale Senior Living, Inc.*	36,435	153,756
Cardinal Health, Inc.	38,600	3,650,402
Castle Biosciences, Inc.*	200	2,744
Centene Corp.*	82,100	5,537,645
Chemed Corp.	3,000	1,625,010
Cigna Group (The)	43,976	12,339,666
CorVel Corp.*	1,700	328,950
CVS Health Corp.	192,534	13,309,875
DaVita, Inc.*	8,300	833,901
Elevance Health, Inc.	34,980	15,541,264
Encompass Health Corp.	18,500	1,252,635
Enhabit, Inc.*	9,250	106,375
Ensign Group, Inc. (The)	5,800	553,668
Fulgent Genetics, Inc.*	300	11,109
Guardant Health, Inc.*	13,500	483,300
HCA Healthcare, Inc.	30,200	9,165,096
HealthEquity, Inc.*	13,100	827,134
Henry Schein, Inc.*	19,200	1,557,120
Humana, Inc.	18,400	8,227,192
Innovage Holding Corp.*	1,200	9,000
Invitae Corp.*	33,000	37,290
Laboratory Corp. of America Holdings	14,335	3,459,466
LifeStance Health Group, Inc.*	27,100	247,423
McKesson Corp.	20,580	8,794,040
ModivCare, Inc.*	200	9,042
Molina Healthcare, Inc.*	8,900	2,681,036
National Research Corp.	100	4,351
NeoGenomics, Inc.*	17,900	287,653
OPKO Health, Inc. (x)*	104,600	226,982
Option Care Health, Inc.*	23,425	761,078
Owens & Minor, Inc.*	12,400	236,096
Patterson Cos., Inc.	12,600	419,076
Pediatrix Medical Group, Inc.*	10,340	146,931
Pennant Group, Inc. (The)*	2,100	25,788
Premier, Inc., Class A	21,200	586,392
Privia Health Group, Inc.*	29,100	759,801
Progyny, Inc.*	8,900	350,126
Quest Diagnostics, Inc.	19,830	2,787,305
R1 RCM, Inc.*	26,100	481,545
RadNet, Inc.*	8,000	260,960
Select Medical Holdings Corp.	13,600	433,296
Surgery Partners, Inc.*	11,598	521,794
Tenet Healthcare Corp.*	19,600	1,595,048
UnitedHealth Group, Inc.	137,157	65,923,140
Universal Health Services, Inc., Class B	11,280	1,779,646

		176,651,876

Health Care Technology (0.1%)
American Well Corp., Class A*	33,300	69,930
Certara, Inc.*	16,330	297,369
Definitive Healthcare Corp., Class A*	12,000	132,000
Doximity, Inc., Class A*	14,800	503,496
Evolent Health, Inc., Class A*	17,500	530,250
Multiplan Corp.*	65,700	138,627
NextGen Healthcare, Inc.*	11,200	181,664
Phreesia, Inc.*	6,100	189,161
Schrodinger, Inc.*	14,100	703,872
Teladoc Health, Inc.*	24,260	614,263
Veeva Systems, Inc., Class A*	22,700	4,488,471
Veradigm, Inc.*	22,950	289,170

		8,138,273

Life Sciences Tools & Services (1.6%)
10X Genomics, Inc., Class A*	13,900	776,176
Adaptive Biotechnologies Corp.*	13,507	90,632
Agilent Technologies, Inc.	45,930	5,523,083
Avantor, Inc.*	96,094	1,973,771
Azenta, Inc.*	11,587	540,881
Bio-Rad Laboratories, Inc., Class A*	4,000	1,516,480
Bio-Techne Corp.	25,800	2,106,054
Bruker Corp.	18,000	1,330,560
Charles River Laboratories International, Inc.*	9,050	1,902,762
Codexis, Inc.*	600	1,680
CryoPort, Inc. (x)*	3,300	56,925
Danaher Corp.	97,460	23,390,400
ICON plc*	12,000	3,002,400
Illumina, Inc.*	24,100	4,518,509
IQVIA Holdings, Inc.*	29,180	6,558,789
Maravai LifeSciences Holdings, Inc., Class A*	11,581	143,952
Medpace Holdings, Inc.*	4,500	1,080,765
Mettler-Toledo International, Inc.*	3,300	4,328,412
NanoString Technologies, Inc.*	7,600	30,780
OmniAb, Inc. (Earn Out Shares) (r)*	872	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	11,270	56,688
Pacific Biosciences of California, Inc.*	39,900	530,670
QIAGEN NV*	35,932	1,618,018
Repligen Corp.*	9,700	1,372,162
Revvity, Inc.	18,600	2,209,494
Seer, Inc., Class A*	12,500	53,375
Sotera Health Co.*	22,831	430,136
Syneos Health, Inc.*	14,000	589,960
Thermo Fisher Scientific, Inc.	56,950	29,713,662
Waters Corp.*	9,500	2,532,130
West Pharmaceutical Services, Inc.	12,200	4,666,134

		102,645,440

Pharmaceuticals (3.8%)
Amneal Pharmaceuticals, Inc.*	20,200	62,620
Amphastar Pharmaceuticals, Inc.*	5,200	298,844
Arvinas, Inc.*	5,200	129,064
Atea Pharmaceuticals, Inc.*	12,500	46,750
Axsome Therapeutics, Inc. (x)*	5,400	388,044
Bristol-Myers Squibb Co.	310,244	19,840,104
Catalent, Inc.*	27,600	1,196,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Corcept Therapeutics, Inc.*	16,500	$367,125
DICE Therapeutics, Inc.*	10,800	501,768
Elanco Animal Health, Inc.*	74,632	750,798
Eli Lilly and Co.	125,410	58,814,782
Harmony Biosciences Holdings, Inc.*	9,200	323,748
Innoviva, Inc.*	6,818	86,793
Intra-Cellular Therapies, Inc.*	12,000	759,840
Jazz Pharmaceuticals plc*	12,100	1,500,037
Johnson & Johnson	383,960	63,553,059
Ligand Pharmaceuticals, Inc.*	2,300	165,830
Merck & Co., Inc.	379,390	43,777,812
NGM Biopharmaceuticals, Inc.*	500	1,295
Organon & Co.	43,109	897,098
Pacira BioSciences, Inc.*	7,400	296,518
Perrigo Co. plc	28,300	960,785
Pfizer, Inc.	834,017	30,591,744
Phibro Animal Health Corp., Class A	1,200	16,440
Prestige Consumer Healthcare, Inc.*	6,000	356,580
Reata Pharmaceuticals, Inc., Class A*	3,800	387,448
Revance Therapeutics, Inc.*	9,300	235,383
Royalty Pharma plc, Class A	54,600	1,678,404
Theravance Biopharma, Inc.*	13,700	141,795
Ventyx Biosciences, Inc.*	7,100	232,880
Viatris, Inc.	184,274	1,839,054
Zoetis, Inc., Class A	70,100	12,071,921

		242,271,099

Total Health Care		864,715,854

Industrials (9.9%)
Aerospace & Defense (1.6%)
Aerojet Rocketdyne Holdings, Inc.*	12,200	669,414
AeroVironment, Inc.*	2,100	214,788
Axon Enterprise, Inc.*	11,900	2,321,928
Boeing Co. (The)*	83,400	17,610,744
BWX Technologies, Inc.	17,800	1,273,946
Curtiss-Wright Corp.	5,900	1,083,594
General Dynamics Corp.	37,270	8,018,641
HEICO Corp.	6,941	1,228,141
HEICO Corp., Class A	14,845	2,087,207
Hexcel Corp.	12,900	980,658
Howmet Aerospace, Inc.	60,229	2,984,949
Huntington Ingalls Industries, Inc.	6,200	1,411,120
Kratos Defense & Security Solutions, Inc.*	1,600	22,944
L3Harris Technologies, Inc.	28,591	5,597,260
Leonardo DRS, Inc. (x)*	8,400	145,656
Lockheed Martin Corp.	34,160	15,726,581
Mercury Systems, Inc.*	5,400	186,786
Moog, Inc., Class A	3,000	325,290
Northrop Grumman Corp.	22,050	10,050,390
Parsons Corp.*	5,739	276,275
Raytheon Technologies Corp.	215,667	21,126,739
Spirit AeroSystems Holdings, Inc., Class A	15,800	461,202
Textron, Inc.	32,300	2,184,449
TransDigm Group, Inc.	7,750	6,929,818
Woodward, Inc.	10,430	1,240,231

		104,158,751

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	20,430	1,927,570
Expeditors International of Washington, Inc.	24,000	2,907,120
FedEx Corp.	36,450	9,035,955
GXO Logistics, Inc.*	17,800	1,118,196
Hub Group, Inc., Class A*	3,000	240,960
United Parcel Service, Inc., Class B	106,850	19,152,863

		34,382,664

Building Products (0.7%)
A O Smith Corp.	21,900	1,593,882
AAON, Inc.	5,800	549,898
Advanced Drainage Systems, Inc.	9,900	1,126,422
Allegion plc	14,212	1,705,724
Armstrong World Industries, Inc.	300	22,038
AZEK Co., Inc. (The), Class A*	24,200	733,018
Builders FirstSource, Inc.*	21,990	2,990,640
Carlisle Cos., Inc.	9,500	2,437,035
Carrier Global Corp.	122,871	6,107,917
Fortune Brands Innovations, Inc.	23,350	1,680,032
Johnson Controls International plc	103,671	7,064,142
Lennox International, Inc.	4,910	1,601,004
Masco Corp.	40,000	2,295,200
Masterbrand, Inc.*	10,650	123,860
Owens Corning	14,070	1,836,135
Resideo Technologies, Inc.*	17,050	301,103
Simpson Manufacturing Co., Inc.	6,100	844,850
Trane Technologies plc	33,612	6,428,631
Trex Co., Inc.*	20,500	1,343,980
UFP Industries, Inc.	11,500	1,116,075
Zurn Elkay Water Solutions Corp.	14,900	400,661

		42,302,247

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	7,700	328,405
Brink’s Co. (The)	5,200	352,716
Casella Waste Systems, Inc., Class A*	6,200	560,790
Cintas Corp.	13,700	6,809,996
Clean Harbors, Inc.*	10,000	1,644,300
Copart, Inc.*	65,200	5,946,892
CoreCivic, Inc.*	9,200	86,572
Deluxe Corp.	3,500	61,180
Driven Brands Holdings, Inc.*	9,831	266,027
HNI Corp.	1,700	47,906
Matthews International Corp., Class A	7,100	302,602
MSA Safety, Inc.	5,900	1,026,364
OPENLANE, Inc.*	27,700	421,594
RB Global, Inc.	26,748	1,604,880
Republic Services, Inc., Class A	31,935	4,891,484
Rollins, Inc.	35,450	1,518,323
Stericycle, Inc.*	21,800	1,012,392
Tetra Tech, Inc.	9,300	1,522,782
UniFirst Corp.	2,000	310,020
Waste Management, Inc.	60,050	10,413,871

		39,129,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.2%)
AECOM	24,002	$2,032,729
Ameresco, Inc., Class A (x)*	5,000	243,150
API Group Corp.*	29,700	809,622
Arcosa, Inc.	4,080	309,142
Comfort Systems USA, Inc.	5,400	886,680
Dycom Industries, Inc.*	800	90,920
EMCOR Group, Inc.	9,500	1,755,410
Fluor Corp.*	22,300	660,080
MasTec, Inc.*	11,000	1,297,670
MDU Resources Group, Inc.	31,050	650,187
Quanta Services, Inc.	21,450	4,213,853
Valmont Industries, Inc.	3,100	902,255
WillScot Mobile Mini Holdings Corp.*	28,803	1,376,495

		15,228,193

Electrical Equipment (0.8%)
Acuity Brands, Inc.	6,100	994,788
AMETEK, Inc.	34,675	5,613,189
Array Technologies, Inc.*	22,800	515,280
Atkore, Inc.*	8,100	1,263,114
ChargePoint Holdings, Inc. (x)*	36,100	317,319
Eaton Corp. plc	61,097	12,286,607
Emerson Electric Co.	88,910	8,036,575
Encore Wire Corp.	2,400	446,232
EnerSys	4,900	531,748
Generac Holdings, Inc.*	11,100	1,655,343
Godha Cabcon & Insulation Ltd. (r)*	21,686	—
Hubbell, Inc., Class B	8,700	2,884,572
nVent Electric plc	26,353	1,361,659
Plug Power, Inc. (x)*	82,900	861,331
Regal Rexnord Corp.	11,922	1,834,796
Rockwell Automation, Inc.	17,900	5,897,155
Sensata Technologies Holding plc	27,100	1,219,229
Shoals Technologies Group, Inc., Class A*	15,322	391,630
SunPower Corp. (x)*	25,400	248,920
Sunrun, Inc. (x)*	33,000	589,380
Vertiv Holdings Co., Class A	48,500	1,201,345

		48,150,212

Ground Transportation (1.0%)
Avis Budget Group, Inc.*	3,900	891,813
CSX Corp.	299,550	10,214,655
Heartland Express, Inc.	9,600	157,536
Hertz Global Holdings, Inc.*	25,200	463,428
JB Hunt Transport Services, Inc.	12,450	2,253,824
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,718,749
Landstar System, Inc.	6,250	1,203,375
Lyft, Inc., Class A*	43,400	416,206
Norfolk Southern Corp.	34,070	7,725,713
Old Dominion Freight Line, Inc.	15,025	5,555,494
RXO, Inc.*	17,800	403,526
Ryder System, Inc.	9,200	780,068
Saia, Inc.*	4,800	1,643,568
Schneider National, Inc., Class B	9,995	287,056
Uber Technologies, Inc.*	292,789	12,639,701
U-Haul Holding Co.	12,600	638,442
Union Pacific Corp.	89,920	18,399,430
Werner Enterprises, Inc.	5,700	251,826
XPO, Inc.*	17,800	1,050,200

		66,694,610

Industrial Conglomerates (0.7%)
3M Co.	83,630	8,370,527
General Electric Co.	162,545	17,855,568
Honeywell International, Inc.	98,300	20,397,250

		46,623,345

Machinery (2.0%)
AGCO Corp.	12,400	1,629,608
Albany International Corp., Class A	4,700	438,416
Allison Transmission Holdings, Inc.	10,500	592,830
Barnes Group, Inc.	8,200	345,958
Caterpillar, Inc.	76,210	18,751,471
Chart Industries, Inc.*	6,500	1,038,635
CNH Industrial NV	144,100	2,075,040
Crane Co.	7,900	704,048
Crane NXT Co.	7,900	445,876
Cummins, Inc.	22,560	5,530,810
Deere & Co.	40,440	16,385,884
Donaldson Co., Inc.	18,700	1,168,937
Dover Corp.	21,190	3,128,704
Esab Corp.	6,033	401,436
Federal Signal Corp.	6,400	409,792
Flowserve Corp.	26,640	989,676
Fortive Corp.	55,530	4,151,978
Franklin Electric Co., Inc.	7,500	771,750
Gates Industrial Corp. plc*	24,100	324,868
Graco, Inc.	29,480	2,545,598
Hillenbrand, Inc.	9,000	461,520
IDEX Corp.	12,240	2,634,782
Illinois Tool Works, Inc.	44,710	11,184,654
Ingersoll Rand, Inc.	61,666	4,030,490
ITT, Inc.	12,825	1,195,418
John Bean Technologies Corp.	4,400	533,720
Lincoln Electric Holdings, Inc.	9,660	1,918,766
Middleby Corp. (The)*	9,700	1,433,951
Mueller Industries, Inc.	8,500	741,880
Mueller Water Products, Inc., Class A	20,800	337,584
Nordson Corp.	8,660	2,149,239
Oshkosh Corp.	11,600	1,004,444
Otis Worldwide Corp.	60,974	5,427,296
PACCAR, Inc.	79,245	6,628,844
Parker-Hannifin Corp.	19,210	7,492,668
Pentair plc	27,287	1,762,740
RBC Bearings, Inc.*	3,900	848,133
Snap-on, Inc.	9,200	2,651,348
SPX Technologies, Inc.*	6,500	552,305
Stanley Black & Decker, Inc.	27,235	2,552,192
Terex Corp.	9,800	586,334
Timken Co. (The)	12,640	1,156,939
Toro Co. (The)	15,880	1,614,202
Trinity Industries, Inc.	13,740	353,255
Watts Water Technologies, Inc., Class A	4,000	734,920
Westinghouse Air Brake Technologies Corp.	28,387	3,113,202
Xylem, Inc.	35,854	4,037,877

		128,970,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Marine Transportation (0.0%)†
Kirby Corp.*	7,450	$573,278
Matson, Inc.	4,300	334,239

		907,517

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,430,542
Allegiant Travel Co.*	2,200	277,816
American Airlines Group, Inc.*	105,200	1,887,288
Delta Air Lines, Inc.*	100,550	4,780,147
Joby Aviation, Inc. (x)*	65,800	675,108
SkyWest, Inc.*	1,600	65,152
Southwest Airlines Co.	94,100	3,407,361
Spirit Airlines, Inc.	13,100	224,796
United Airlines Holdings, Inc.*	52,840	2,899,331

		15,647,541

Professional Services (1.1%)
Alight, Inc., Class A*	57,600	532,224
ASGN, Inc.*	8,400	635,292
Automatic Data Processing, Inc.	61,050	13,418,180
Booz Allen Hamilton Holding Corp., Class A	20,300	2,265,480
Broadridge Financial Solutions, Inc.	18,309	3,032,520
CACI International, Inc., Class A*	3,800	1,295,192
CBIZ, Inc.*	5,420	288,778
Ceridian HCM Holding, Inc.*	20,100	1,346,097
Clarivate plc*	68,300	650,899
Concentrix Corp.	8,766	707,854
Conduent, Inc.*	9,086	30,892
CoStar Group, Inc.*	60,150	5,353,350
Dun & Bradstreet Holdings, Inc.	32,600	377,182
Equifax, Inc.	18,120	4,263,636
ExlService Holdings, Inc.*	4,500	679,770
Exponent, Inc.	10,600	989,192
FTI Consulting, Inc.*	7,200	1,369,440
Genpact Ltd.	30,000	1,127,100
Huron Consulting Group, Inc.*	1,100	93,401
Insperity, Inc.	6,400	761,344
Jacobs Solutions, Inc.	22,800	2,710,692
KBR, Inc.	27,600	1,795,656
Korn Ferry	5,600	277,424
Leidos Holdings, Inc.	22,348	1,977,351
ManpowerGroup, Inc.	9,780	776,532
Maximus, Inc.	10,400	878,904
Paychex, Inc.	51,910	5,807,172
Paycom Software, Inc.	8,700	2,794,788
Paycor HCM, Inc.*	14,100	333,747
Paylocity Holding Corp.*	5,700	1,051,821
Resources Connection, Inc.	16,950	266,284
Robert Half International, Inc.	19,260	1,448,737
Science Applications International Corp.	9,001	1,012,432
SS&C Technologies Holdings, Inc.	39,200	2,375,520
TransUnion	30,305	2,373,791
TriNet Group, Inc.*	4,100	389,377
TTEC Holdings, Inc.	807	27,309
Upwork, Inc.*	3,100	28,954
Verisk Analytics, Inc., Class A	21,000	4,746,630

		70,290,944

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	878,850
Applied Industrial Technologies, Inc.	4,300	622,769
Beacon Roofing Supply, Inc.*	7,600	630,648
Boise Cascade Co.	3,100	280,085
Core & Main, Inc., Class A*	23,700	742,758
Fastenal Co.	87,500	5,161,625
Ferguson plc	30,400	4,782,224
GATX Corp.	5,000	643,700
Herc Holdings, Inc.	3,200	437,920
MSC Industrial Direct Co., Inc., Class A	7,100	676,488
SiteOne Landscape Supply, Inc.*	6,700	1,121,312
Triton International Ltd.	7,200	599,472
United Rentals, Inc.	10,722	4,775,257
Univar Solutions, Inc.*	22,900	820,736
Watsco, Inc. (x)	5,210	1,987,459
WESCO International, Inc.	8,586	1,537,409
WW Grainger, Inc.	7,050	5,559,559

		31,258,271

Total Industrials		643,743,409

Information Technology (26.1%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	39,600	6,417,576
Calix, Inc.*	9,300	464,163
Ciena Corp.*	31,400	1,334,186
Cisco Systems, Inc.	605,170	31,311,496
Extreme Networks, Inc.*	20,900	544,445
F5, Inc.*	10,600	1,550,356
Juniper Networks, Inc.	51,600	1,616,628
Lumentum Holdings, Inc. (x)*	14,146	802,502
Motorola Solutions, Inc.	25,221	7,396,815
NetScout Systems, Inc.*	1,300	40,235
Ubiquiti, Inc. (x)	2,017	354,488
Viavi Solutions, Inc.*	33,650	381,254

		52,214,144

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	601,830
Aeva Technologies, Inc. (x)*	11,100	13,875
Amphenol Corp., Class A	88,780	7,541,861
Arrow Electronics, Inc.*	9,300	1,332,039
Avnet, Inc.	17,920	904,064
Badger Meter, Inc.	4,400	649,264
Belden, Inc.	6,500	621,725
CDW Corp.	21,451	3,936,258
Cognex Corp.	30,400	1,703,008
Coherent Corp.*	21,857	1,114,270
Corning, Inc.	121,190	4,246,498
Fabrinet*	5,100	662,388
Insight Enterprises, Inc.*	3,300	482,922
IPG Photonics Corp.*	4,500	611,190
Itron, Inc.*	4,010	289,121
Jabil, Inc.	22,000	2,374,460
Keysight Technologies, Inc.*	26,615	4,456,682
Littelfuse, Inc.	4,200	1,223,502
MicroVision, Inc. (x)*	33,100	151,598
National Instruments Corp.	23,000	1,320,200
Novanta, Inc.*	4,100	754,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Plexus Corp.*	2,500	$245,600
Rogers Corp.*	1,600	259,088
Sanmina Corp.*	6,800	409,836
TD SYNNEX Corp.	8,766	824,004
Teledyne Technologies, Inc.*	7,746	3,184,458
Trimble, Inc.*	41,500	2,197,010
Vishay Intertechnology, Inc.	19,200	564,480
Vontier Corp.	23,452	755,389
Zebra Technologies Corp., Class A*	9,000	2,662,470

		46,093,900

IT Services (1.4%)
Accenture plc, Class A	94,300	29,099,094
Akamai Technologies, Inc.*	26,600	2,390,542
Amdocs Ltd.	22,610	2,234,999
Cloudflare, Inc., Class A*	41,600	2,719,392
Cognizant Technology Solutions Corp., Class A	79,600	5,196,288
DigitalOcean Holdings, Inc.*	8,000	321,120
DXC Technology Co.*	37,896	1,012,581
EPAM Systems, Inc.*	8,800	1,977,800
Fastly, Inc., Class A*	13,300	209,741
Gartner, Inc.*	11,678	4,090,920
Globant SA*	6,398	1,149,849
GoDaddy, Inc., Class A*	26,900	2,020,997
International Business Machines Corp.	135,531	18,135,403
MongoDB, Inc., Class A*	10,100	4,150,999
Okta, Inc., Class A*	22,800	1,581,180
Perficient, Inc.*	5,100	424,983
Rackspace Technology, Inc.*	9,900	26,928
Snowflake, Inc., Class A*	47,222	8,310,128
Thoughtworks Holding, Inc. (x)*	9,400	70,970
Twilio, Inc., Class A*	26,800	1,705,016
VeriSign, Inc.*	14,050	3,174,878

		90,003,808

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.*	236,553	26,945,752
Allegro MicroSystems, Inc.*	7,354	331,959
Ambarella, Inc.*	1,700	142,239
Amkor Technology, Inc.	17,600	523,600
Analog Devices, Inc.	75,834	14,773,221
Applied Materials, Inc.	126,220	18,243,839
Axcelis Technologies, Inc.*	4,900	898,317
Broadcom, Inc.	60,280	52,288,680
Cirrus Logic, Inc.*	12,300	996,423
Diodes, Inc.*	5,900	545,691
Enphase Energy, Inc.*	20,100	3,366,348
Entegris, Inc.	22,073	2,446,130
First Solar, Inc.*	17,400	3,307,566
FormFactor, Inc.*	10,300	352,466
GLOBALFOUNDRIES, Inc. (x)*	10,300	665,174
Impinj, Inc. (x)*	3,500	313,775
Intel Corp.	626,690	20,956,514
KLA Corp.	20,280	9,836,206
Kulicke & Soffa Industries, Inc.	7,500	445,875
Lam Research Corp.	20,175	12,969,700
Lattice Semiconductor Corp.*	23,300	2,238,431
MACOM Technology Solutions Holdings, Inc.*	6,700	439,051
Marvell Technology, Inc.	133,561	7,984,277
Microchip Technology, Inc.	80,640	7,224,538
Micron Technology, Inc.	162,850	10,277,463
MKS Instruments, Inc.	9,500	1,026,950
Monolithic Power Systems, Inc.	6,800	3,673,564
NVIDIA Corp.	350,740	148,370,035
ON Semiconductor Corp.*	65,300	6,176,074
Onto Innovation, Inc.*	7,900	920,113
Power Integrations, Inc.	11,000	1,041,370
Qorvo, Inc.*	17,127	1,747,468
QUALCOMM, Inc.	168,705	20,082,643
Rambus, Inc.*	16,700	1,071,639
Semtech Corp.*	3,800	96,748
Silicon Laboratories, Inc.*	5,140	810,784
Skyworks Solutions, Inc.	24,900	2,756,181
Synaptics, Inc.*	6,100	520,818
Teradyne, Inc.	26,110	2,906,826
Texas Instruments, Inc.	133,990	24,120,880
Universal Display Corp.	7,600	1,095,388
Wolfspeed, Inc. (x)*	20,400	1,134,036

		416,064,752

Software (10.0%)
8x8, Inc.*	18,300	77,409
ACI Worldwide, Inc.*	10,700	247,919
Adobe, Inc.*	68,520	33,505,595
Alarm.com Holdings, Inc.*	5,800	299,744
Alkami Technology, Inc.*	1,500	24,585
Altair Engineering, Inc., Class A*	5,900	447,456
Alteryx, Inc., Class A*	8,900	404,060
ANSYS, Inc.*	13,200	4,359,564
Appfolio, Inc., Class A*	2,500	430,350
Appian Corp., Class A*	6,600	314,160
AppLovin Corp., Class A (x)*	34,800	895,404
Aspen Technology, Inc.*	4,872	816,596
Atlassian Corp., Class A*	22,400	3,758,944
Autodesk, Inc.*	33,350	6,823,743
Bentley Systems, Inc., Class B	28,300	1,534,709
BILL Holdings, Inc.*	14,700	1,717,695
Black Knight, Inc.*	27,142	1,621,192
Blackbaud, Inc.*	6,900	491,142
BlackLine, Inc.*	9,700	522,054
Box, Inc., Class A*	22,100	649,298
C3.ai, Inc., Class A (x)*	9,400	342,442
Cadence Design Systems, Inc.*	41,030	9,622,356
CCC Intelligent Solutions Holdings, Inc.*	26,300	294,823
Cerence, Inc.*	1,600	46,768
CommVault Systems, Inc.*	5,300	384,886
Confluent, Inc., Class A*	21,400	755,634
Consensus Cloud Solutions, Inc.*	2,166	67,146
Crowdstrike Holdings, Inc., Class A*	32,000	4,699,840
Datadog, Inc., Class A*	40,700	4,004,066
DocuSign, Inc., Class A*	32,100	1,639,989
Dolby Laboratories, Inc., Class A	12,700	1,062,736
Domo, Inc., Class B*	800	11,728
DoubleVerify Holdings, Inc.*	11,900	463,148
Dropbox, Inc., Class A*	41,200	1,098,804
Dynatrace, Inc.*	31,400	1,616,158
Elastic NV*	10,000	641,200
EngageSmart, Inc.*	2,700	51,543
Envestnet, Inc.*	4,700	278,945
Fair Isaac Corp.*	3,700	2,994,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Five9, Inc.*	11,500	$948,175
Fortinet, Inc.*	100,900	7,627,031
Gen Digital, Inc.	87,016	1,614,147
Gitlab, Inc., Class A*	10,800	551,988
Guidewire Software, Inc.*	17,000	1,293,360
HubSpot, Inc.*	7,400	3,937,466
Informatica, Inc., Class A*	16,900	312,650
Instructure Holdings, Inc.*	3,800	95,608
Intapp, Inc.*	5,400	226,314
InterDigital, Inc.	1,800	173,790
Intuit, Inc.	41,350	18,946,157
Jamf Holding Corp. (x)*	2,000	39,040
LivePerson, Inc.*	1,000	4,520
LiveRamp Holdings, Inc.*	1,900	54,264
Manhattan Associates, Inc.*	9,200	1,838,896
Marathon Digital Holdings, Inc.*	15,400	213,444
Microsoft Corp.	1,098,478	374,075,698
MicroStrategy, Inc., Class A*	1,600	547,872
N-able, Inc.*	9,750	140,497
nCino, Inc. (x)*	12,900	388,548
NCR Corp.*	15,200	383,040
New Relic, Inc.*	9,000	588,960
Nutanix, Inc., Class A*	28,000	785,400
Oracle Corp.	224,421	26,726,297
PagerDuty, Inc.*	12,100	272,008
Palantir Technologies, Inc., Class A*	269,200	4,126,836
Palo Alto Networks, Inc.*	45,000	11,497,950
Pegasystems, Inc.	5,300	261,290
PowerSchool Holdings, Inc., Class A*	13,200	252,648
Procore Technologies, Inc.*	9,500	618,165
PTC, Inc.*	16,150	2,298,145
Q2 Holdings, Inc.*	1,100	33,990
Qualys, Inc.*	5,500	710,435
Rapid7, Inc.*	7,100	321,488
Roper Technologies, Inc.	16,050	7,716,840
Salesforce, Inc.*	139,751	29,523,796
SentinelOne, Inc., Class A*	26,500	400,150
ServiceNow, Inc.*	30,500	17,140,085
Smartsheet, Inc., Class A*	16,600	635,116
SolarWinds Corp.*	9,750	100,035
Splunk, Inc.*	23,700	2,514,333
Sprout Social, Inc., Class A*	7,100	327,736
SPS Commerce, Inc.*	6,400	1,229,184
Synopsys, Inc.*	23,120	10,066,679
Tenable Holdings, Inc.*	16,900	735,995
Teradata Corp.*	18,660	996,631
Tyler Technologies, Inc.*	7,300	3,040,231
UiPath, Inc., Class A*	57,700	956,089
Unity Software, Inc. (x)*	42,396	1,840,834
Varonis Systems, Inc., Class B*	4,600	122,590
Verint Systems, Inc.*	9,300	326,058
VMware, Inc., Class A*	33,974	4,881,724
Workday, Inc., Class A*	30,380	6,862,538
Workiva, Inc., Class A*	7,200	731,952
Yext, Inc.*	7,100	80,301
Zoom Video Communications, Inc., Class A*	39,100	2,654,108
Zscaler, Inc.*	12,100	1,770,230

		645,577,260

Technology Hardware, Storage & Peripherals (6.8%)
Apple, Inc.	2,202,725	427,262,569
Corsair Gaming, Inc.*	4,303	76,335
Hewlett Packard Enterprise Co.	190,732	3,204,298
HP, Inc.	127,468	3,914,542
NetApp, Inc.	37,750	2,884,100
Pure Storage, Inc., Class A*	43,200	1,590,624
Super Micro Computer, Inc.*	6,900	1,719,825
Western Digital Corp.*	52,478	1,990,491

		442,642,784

Total Information Technology		1,692,596,648

Materials (2.8%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	33,380	9,998,311
Albemarle Corp.	18,276	4,077,193
Amyris, Inc.*	31,900	32,857
Ashland, Inc.	10,264	892,044
Avient Corp.	16,100	658,490
Axalta Coating Systems Ltd.*	32,258	1,058,385
Balchem Corp.	5,700	768,417
Cabot Corp.	8,900	595,321
Celanese Corp., Class A	17,400	2,014,920
CF Industries Holdings, Inc.	30,410	2,111,062
Chemours Co. (The)	31,328	1,155,690
Corteva, Inc.	107,690	6,170,637
Dow, Inc.	106,756	5,685,825
DuPont de Nemours, Inc.	68,732	4,910,214
Eastman Chemical Co.	23,228	1,944,648
Ecolab, Inc.	39,388	7,353,346
Element Solutions, Inc.	38,300	735,360
FMC Corp.	20,200	2,107,668
HB Fuller Co.	6,400	457,664
Huntsman Corp.	40,900	1,105,118
Ingevity Corp.*	3,000	174,480
International Flavors & Fragrances, Inc.	39,447	3,139,587
Linde plc	73,500	28,009,380
Livent Corp. (x)*	26,200	718,666
LyondellBasell Industries NV, Class A	39,300	3,608,919
Mosaic Co. (The)	56,130	1,964,550
NewMarket Corp.	500	201,060
Olin Corp.	25,200	1,295,028
PPG Industries, Inc.	37,900	5,620,570
Quaker Chemical Corp.	600	116,940
RPM International, Inc.	23,050	2,068,276
Scotts Miracle-Gro Co. (The)	100	6,269
Sensient Technologies Corp.	2,900	206,277
Sherwin-Williams Co. (The)	36,400	9,664,928
Westlake Corp.	5,200	621,244

		111,249,344

Construction Materials (0.2%)
Eagle Materials, Inc.	6,100	1,137,162
Martin Marietta Materials, Inc.	9,230	4,261,399
Summit Materials, Inc., Class A*	12,509	473,465
Vulcan Materials Co.	19,700	4,441,168

		10,313,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.3%)
Amcor plc	239,529	$2,390,499
AptarGroup, Inc.	10,000	1,158,600
Avery Dennison Corp.	14,050	2,413,790
Ball Corp.	54,400	3,166,624
Berry Global Group, Inc.	19,000	1,222,460
Crown Holdings, Inc.	17,450	1,515,882
Graphic Packaging Holding Co.	56,100	1,348,083
International Paper Co.	53,850	1,712,969
O-I Glass, Inc.*	12,600	268,758
Packaging Corp. of America	16,700	2,207,072
Sealed Air Corp.	25,160	1,006,400
Silgan Holdings, Inc.	9,500	445,455
Sonoco Products Co.	15,460	912,449
Westrock Co.	44,132	1,282,917

		21,051,958

Metals & Mining (0.6%)
Alcoa Corp.	32,900	1,116,297
Arconic Corp.*	3,200	94,656
ATI, Inc.*	19,000	840,370
Carpenter Technology Corp.	1,900	106,647
Cleveland-Cliffs, Inc.*	72,400	1,213,424
Commercial Metals Co.	21,300	1,121,658
Freeport-McMoRan, Inc.	210,794	8,431,760
Hecla Mining Co.	83,300	428,995
Newmont Corp.	126,911	5,414,023
Novagold Resources, Inc.*	17,500	69,825
Nucor Corp.	39,820	6,529,684
Reliance Steel & Aluminum Co.	9,500	2,580,105
Royal Gold, Inc.	12,900	1,480,662
Southern Copper Corp.	12,944	928,603
SSR Mining, Inc.	14,900	211,282
Steel Dynamics, Inc.	25,200	2,745,036
United States Steel Corp.	38,200	955,382

		34,268,409

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	1,147,194
Sylvamo Corp.	2,186	88,424

		1,235,618

Total Materials		178,118,523

Real Estate (2.9%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	59,520
Broadstone Net Lease, Inc. (REIT)	17,900	276,376
Essential Properties Realty Trust, Inc. (REIT)	12,300	289,542
WP Carey, Inc. (REIT)	29,921	2,021,463

		2,646,901

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	12,100	240,306
Diversified Healthcare Trust (REIT)	22,690	51,052
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	1,094,653
Healthpeak Properties, Inc. (REIT)	96,297	1,935,570
LTC Properties, Inc. (REIT)	2,400	79,248
Medical Properties Trust, Inc. (REIT) (x)	96,900	897,294
National Health Investors, Inc. (REIT)	4,400	230,648
Omega Healthcare Investors, Inc. (REIT)	44,440	1,363,864
Physicians Realty Trust (REIT)	21,100	295,189
Sabra Health Care REIT, Inc. (REIT)	34,657	407,913
Ventas, Inc. (REIT)	61,779	2,920,293
Welltower, Inc. (REIT)	71,217	5,760,743

		15,276,773

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	26,500	400,415
DiamondRock Hospitality Co. (REIT)	14,300	114,543
Host Hotels & Resorts, Inc. (REIT)	115,813	1,949,133
Park Hotels & Resorts, Inc. (REIT)	12,535	160,698
RLJ Lodging Trust (REIT)	15,000	154,050
Ryman Hospitality Properties, Inc. (REIT)	10,751	998,983
Service Properties Trust (REIT)	11,300	98,197
Sunstone Hotel Investors, Inc. (REIT)	8,400	85,008
Xenia Hotels & Resorts, Inc. (REIT)	5,100	62,781

		4,023,808

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT)	37,100	1,198,330
EastGroup Properties, Inc. (REIT)	6,800	1,180,480
First Industrial Realty Trust, Inc. (REIT)	20,000	1,052,800
Innovative Industrial Properties, Inc. (REIT)	3,700	270,137
LXP Industrial Trust (REIT)	11,700	114,075
Prologis, Inc. (REIT)	139,663	17,126,874
Rexford Industrial Realty, Inc. (REIT)	29,300	1,530,046
STAG Industrial, Inc. (REIT)	27,800	997,464
Terreno Realty Corp. (REIT)	11,600	697,160

		24,167,366

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	2,846,329
Boston Properties, Inc. (REIT)	28,870	1,662,623
Brandywine Realty Trust (REIT)	11,500	53,475
Corporate Office Properties Trust (REIT)	6,509	154,589
Cousins Properties, Inc. (REIT)	23,461	534,911
Douglas Emmett, Inc. (REIT) (x)	18,500	232,545
Easterly Government Properties, Inc. (REIT), Class A	8,200	118,900
Equity Commonwealth (REIT)	17,700	358,602
Highwoods Properties, Inc. (REIT)	19,530	466,963
Hudson Pacific Properties, Inc. (REIT)	24,500	103,390
JBG SMITH Properties (REIT) (x)	9,600	144,384
Kilroy Realty Corp. (REIT)	17,200	517,548
Orion Office REIT, Inc. (REIT)	5,069	33,506
Paramount Group, Inc. (REIT)	22,800	101,004
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	182,477
SL Green Realty Corp. (REIT) (x)	11,563	347,468

		7,858,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	50,750	$4,096,033
Compass, Inc., Class A*	26,000	91,000
Cushman & Wakefield plc (x)*	1,700	13,906
DigitalBridge Group, Inc.	33,975	499,772
eXp World Holdings, Inc. (x)	20,570	417,160
Howard Hughes Corp. (The)*	2,800	220,976
Jones Lang LaSalle, Inc.*	9,500	1,480,100
Kennedy-Wilson Holdings, Inc.	25,100	409,883
Marcus & Millichap, Inc.	1,100	34,661
Newmark Group, Inc., Class A	27,319	169,924
Opendoor Technologies, Inc. (x)*	73,000	293,460
Redfin Corp. (x)*	16,700	207,414
RMR Group, Inc. (The), Class A	271	6,279
St Joe Co. (The)	5,300	256,202
Zillow Group, Inc., Class A*	10,600	521,520
Zillow Group, Inc., Class C*	27,124	1,363,252

		10,081,542

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,683,875
Apartment Income REIT Corp. (REIT), Class A	31,828	1,148,672
AvalonBay Communities, Inc. (REIT)	23,149	4,381,411
Camden Property Trust (REIT)	15,680	1,707,082
Elme Communities (REIT)	11,170	183,635
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,839,475
Equity Residential (REIT)	58,287	3,845,193
Essex Property Trust, Inc. (REIT)	10,777	2,525,051
Independence Realty Trust, Inc. (REIT)	34,700	632,234
Invitation Homes, Inc. (REIT)	94,496	3,250,662
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,845,553
Sun Communities, Inc. (REIT)	18,600	2,426,556
UDR, Inc. (REIT)	52,936	2,274,131
Veris Residential, Inc. (REIT)*	5,300	85,065

		28,828,595

Retail REITs (0.4%)
Acadia Realty Trust (REIT)	9,000	129,510
Agree Realty Corp. (REIT)	13,200	863,148
Brixmor Property Group, Inc. (REIT)	45,300	996,600
Federal Realty Investment Trust (REIT)	12,380	1,198,013
Getty Realty Corp. (REIT)	3,100	104,842
InvenTrust Properties Corp. (REIT)	1,900	43,966
Kimco Realty Corp. (REIT)	99,485	1,961,844
Kite Realty Group Trust (REIT)	34,998	781,855
Macerich Co. (The) (REIT)	36,322	409,349
NNN REIT, Inc. (REIT)	27,190	1,163,460
Phillips Edison & Co., Inc. (REIT) (x)	17,900	610,032
Realty Income Corp. (REIT)	97,491	5,828,987
Regency Centers Corp. (REIT)	26,006	1,606,391
Retail Opportunity Investments Corp. (REIT)	8,200	110,782
Simon Property Group, Inc. (REIT)	49,659	5,734,621
SITE Centers Corp. (REIT)	12,400	163,928
Spirit Realty Capital, Inc. (REIT)	20,933	824,342
Tanger Factory Outlet Centers, Inc. (REIT)	5,300	116,971
Urban Edge Properties (REIT)	8,910	137,481

		22,786,122

Specialized REITs (1.1%)
American Tower Corp. (REIT)	70,400	13,653,376
Crown Castle, Inc. (REIT)	67,850	7,730,829
CubeSmart (REIT) (x)	39,700	1,773,002
Digital Realty Trust, Inc. (REIT)	44,972	5,120,962
EPR Properties (REIT)	7,800	365,040
Equinix, Inc. (REIT)	14,161	11,101,374
Extra Space Storage, Inc. (REIT)	21,000	3,125,850
Four Corners Property Trust, Inc. (REIT)	8,600	218,440
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,787,496
Iron Mountain, Inc. (REIT)	45,355	2,577,071
Lamar Advertising Co. (REIT), Class A	13,639	1,353,671
Life Storage, Inc. (REIT)	12,896	1,714,652
National Storage Affiliates Trust (REIT)	11,600	404,028
Outfront Media, Inc. (REIT)	24,670	387,812
PotlatchDeltic Corp. (REIT)	10,151	536,480
Public Storage (REIT)	23,902	6,976,516
Rayonier, Inc. (REIT)	27,025	848,585
Safehold, Inc. (REIT) (x)	3,000	71,190
SBA Communications Corp. (REIT), Class A	17,400	4,032,624
Uniti Group, Inc. (REIT)	33,900	156,618
VICI Properties, Inc. (REIT), Class A	148,900	4,679,927
Weyerhaeuser Co. (REIT)	111,535	3,737,538

		72,353,081

Total Real Estate		188,022,902

Utilities (2.5%)
Electric Utilities (1.5%)
ALLETE, Inc.	8,200	475,354
Alliant Energy Corp.	34,700	1,821,056
American Electric Power Co., Inc.	78,770	6,632,434
Avangrid, Inc.	6,300	237,384
Constellation Energy Corp.	47,252	4,325,921
Duke Energy Corp.	116,785	10,480,286
Edison International	58,760	4,080,882
Entergy Corp.	33,200	3,232,684
Evergy, Inc.	36,209	2,115,330
Eversource Energy	54,358	3,855,069
Exelon Corp.	148,556	6,052,171
FirstEnergy Corp.	86,104	3,347,724
Hawaiian Electric Industries, Inc.	20,500	742,100
IDACORP, Inc.	6,850	702,810
NextEra Energy, Inc.	296,200	21,978,040
NRG Energy, Inc.	26,621	995,359
OGE Energy Corp.	36,900	1,325,079
Otter Tail Corp.	2,000	157,920
PG&E Corp.*	265,800	4,593,024
Pinnacle West Capital Corp.	15,000	1,221,900
PNM Resources, Inc.	15,200	685,520
Portland General Electric Co.	11,100	519,813
PPL Corp.	120,450	3,187,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co. (The)	163,150	$11,461,287
Xcel Energy, Inc.	85,780	5,332,943

		99,559,197

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,454,774
Brookfield Infrastructure Corp., Class A	14,700	670,026
National Fuel Gas Co.	13,700	703,632
New Jersey Resources Corp.	11,900	561,680
ONE Gas, Inc.	6,725	516,547
Southwest Gas Holdings, Inc.	9,900	630,135
Spire, Inc.	7,900	501,176
UGI Corp.	39,575	1,067,338

		7,105,308

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	2,149,597
Brookfield Renewable Corp., Class A	18,450	581,544
Ormat Technologies, Inc.	7,100	571,266
Vistra Corp.	57,915	1,520,269

		4,822,676

Multi-Utilities (0.7%)
Ameren Corp.	40,500	3,307,635
Avista Corp.	6,600	259,182
Black Hills Corp.	8,900	536,314
CenterPoint Energy, Inc.	99,950	2,913,542
CMS Energy Corp.	45,600	2,679,000
Consolidated Edison, Inc.	55,700	5,035,280
Dominion Energy, Inc.	126,854	6,569,769
DTE Energy Co.	30,400	3,344,608
NiSource, Inc.	61,600	1,684,760
NorthWestern Corp.	8,500	482,460
Public Service Enterprise Group, Inc.	75,900	4,752,099
Sempra Energy	48,690	7,088,777
WEC Energy Group, Inc.	46,898	4,138,280

		42,791,706

Water Utilities (0.1%)
American States Water Co.	4,100	356,700
American Water Works Co., Inc.	27,900	3,982,725
California Water Service Group	3,100	160,053
Essential Utilities, Inc.	42,062	1,678,694

		6,178,172

Total Utilities		160,457,059

Total Common Stocks (99.1%) (Cost $1,927,707,403)		6,419,890,779

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)(x)* (Cost $8,142)	23,600	11,800

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $8,001,025, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $8,157,613. (xx)	$7,997,660	7,997,660
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $12,005,070, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $12,246,622. (xx)	12,000,000	12,000,000

Total Repurchase Agreements		19,997,660

Total Short-Term Investments (0.4%) (Cost $22,997,660)		22,997,660

Total Investments in Securities (99.5%) (Cost $1,950,713,205)		6,442,900,239
Other Assets Less Liabilities (0.5%)		35,071,626

Net Assets (100%)		$6,477,971,865

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $32,818,500.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $30,678,064. This was collateralized by $8,196,888 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $22,997,685 of which $22,997,660 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	36	9/2023	USD	3,426,660	47,271
S&P 500 E-Mini Index	234	9/2023	USD	52,512,525	1,504,328

					1,551,599

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$498,561,888	$—	$—		$498,561,888
Consumer Discretionary	699,325,058	—	—		699,325,058
Consumer Staples	393,232,000	—	—		393,232,000
Energy	267,404,582	—	—		267,404,582
Financials	833,712,856	—	—		833,712,856
Health Care	864,711,763	—	4,091		864,715,854
Industrials	643,743,409	—	—	(a)	643,743,409
Information Technology	1,692,596,648	—	—		1,692,596,648
Materials	178,118,523	—	—		178,118,523
Real Estate	188,022,902	—	—		188,022,902
Utilities	160,457,059	—	—		160,457,059
Futures	1,551,599	—	—		1,551,599
Rights
Health Care	—	—	11,800		11,800
Short-Term Investments
Investment Company	3,000,000	—	—		3,000,000
Repurchase Agreements	—	19,997,660	—		19,997,660

Total Assets	$6,424,438,287	$19,997,660	$15,891		$6,444,451,838

Total Liabilities	$—	$—	$—		$—

Total	$6,424,438,287	$19,997,660	$15,891		$6,444,451,838

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,551,599	*

Total		$1,551,599

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,463,968	$3,463,968

Total	$3,463,968	$3,463,968

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,640,471	$2,640,471

Total	$2,640,471	$2,640,471

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$41,629,832

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$82,943,089
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$290,326,079

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,791,243,243
Aggregate gross unrealized depreciation	(312,842,700)

Net unrealized appreciation	$4,478,400,543

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,966,051,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,930,715,545)	$6,422,902,579
Repurchase Agreements (Cost $19,997,660)	19,997,660
Cash	56,743,532
Dividends, interest and other receivables	4,361,233
Receivable for Portfolio shares sold	957,087
Due from broker for futures variation margin	624,339
Securities lending income receivable	53,298
Other assets	197,693

Total assets	6,505,837,421

LIABILITIES
Payable for return of collateral on securities loaned	22,997,660
Investment management fees payable	1,667,800
Payable for Portfolio shares repurchased	1,293,030
Distribution fees payable – Class IA	941,877
Administrative fees payable	486,742
Distribution fees payable – Class IB	358,020
Accrued expenses	120,427

Total liabilities	27,865,556

NET ASSETS	$6,477,971,865

Net assets were comprised of:
Paid in capital	$1,765,349,583
Total distributable earnings (loss)	4,712,622,282

Net assets	$6,477,971,865

Class IA
Net asset value, offering and redemption price per share, $4,692,826,651 / 111,778,929 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.98

Class IB
Net asset value, offering and redemption price per share, $1,785,145,214 / 42,853,775 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.66

(x)	Includes value of securities on loan of $30,678,064.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,663 foreign withholding tax)	$50,167,419
Interest	814,331
Securities lending (net)	528,083

Total income	51,509,833

EXPENSES
Investment management fees	9,538,565
Distribution fees – Class IA	5,476,877
Administrative fees	2,835,174
Distribution fees – Class IB	2,070,700
Printing and mailing expenses	168,023
Professional fees	140,060
Trustees’ fees	93,042
Custodian fees	70,011
Recoupment fees	61,067
Miscellaneous	524,090

Gross expenses	20,977,609
Less: Waiver from investment manager	(432,811)

Net expenses	20,544,798

NET INVESTMENT INCOME (LOSS)	30,965,035

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	164,817,586
Futures contracts	3,463,968

Net realized gain (loss)	168,281,554

Change in unrealized appreciation (depreciation) on:
Investments in securities	695,607,779
Futures contracts	2,640,471

Net change in unrealized appreciation (depreciation)	698,248,250

NET REALIZED AND UNREALIZED GAIN (LOSS)	866,529,804

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$897,494,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,965,035	$55,659,162
Net realized gain (loss)	168,281,554	314,360,097
Net change in unrealized appreciation (depreciation)	698,248,250	(1,849,718,416)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	897,494,839	(1,479,699,157)

Distributions to shareholders:
Class IA	—	(282,798,363)
Class IB	—	(106,648,938)

Total distributions to shareholders	—	(389,447,301)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 452,331 and 1,189,795 shares, respectively ]	17,702,429	48,897,587
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,496,674 shares, respectively ]	—	282,798,363
Capital shares repurchased [ (5,087,395) and (9,850,788) shares, respectively]	(196,840,351)	(403,986,606)

Total Class IA transactions	(179,137,922)	(72,290,656)

Class IB
Capital shares sold [ 1,138,723 and 1,888,505 shares, respectively ]	43,846,489	77,034,838
Capital shares issued in connection with merger (Note 8) [ 0 and 118,063 shares, respectively ]	—	4,680,495
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,849,134 shares, respectively ]	—	106,648,938
Capital shares repurchased [ (2,226,746) and (4,657,538) shares, respectively]	(85,631,260)	(190,223,906)

Total Class IB transactions	(41,784,771)	(1,859,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(220,922,693)	(74,150,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	676,572,146	(1,943,296,749)
NET ASSETS:
Beginning of period	5,801,399,719	7,744,696,468

End of period	$6,477,971,865	$5,801,399,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$36.26		$48.10	$41.35	$36.67	$29.85	$33.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.36	0.30	0.40	0.47	0.43
Net realized and unrealized gain (loss)	5.52		(9.64)	9.93	6.73	8.49	(2.28)

Total from investment operations	5.72		(9.28)	10.23	7.13	8.96	(1.85)

Less distributions:
Dividends from net investment income	—		(0.32)	(0.33)	(0.42)	(0.51)	(0.47)
Distributions from net realized gains	—		(2.24)	(3.15)	(2.03)	(1.63)	(1.71)

Total dividends and distributions	—		(2.56)	(3.48)	(2.45)	(2.14)	(2.18)

Net asset value, end of period	$41.98		$36.26	$48.10	$41.35	$36.67	$29.85

Total return (b)	15.77%		(19.46)%	24.93%	19.77%	30.24%	(5.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,692,827		$4,220,653	$5,655,827	$4,920,389	$4,482,210	$3,776,306
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68%		0.68%	0.68%	0.69%	0.69%	0.70%
Before waivers (a)(f)	0.69%		0.68%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.02%		0.87%	0.65%	1.10%	1.35%	1.25%
Before waivers (a)(f)	1.01%		0.87%	0.65%	1.10%	1.35%	1.25%
Portfolio turnover rate^	1	%(z)	3%	3%	4%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.97		$47.75	$41.07	$36.44	$29.67	$33.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.35	0.30	0.40	0.47	0.43
Net realized and unrealized gain (loss)	5.49		(9.57)	9.86	6.68	8.44	(2.27)

Total from investment operations	5.69		(9.22)	10.16	7.08	8.91	(1.84)

Less distributions:
Dividends from net investment income	—		(0.32)	(0.33)	(0.42)	(0.51)	(0.47)
Distributions from net realized gains	—		(2.24)	(3.15)	(2.03)	(1.63)	(1.71)

Total dividends and distributions	—		(2.56)	(3.48)	(2.45)	(2.14)	(2.18)

Net asset value, end of period	$41.66		$35.97	$47.75	$41.07	$36.44	$29.67

Total return (b)	15.82%		(19.47)%	24.93%	19.76%	30.26%	(5.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,785,145		$1,580,746	$2,088,870	$1,790,054	$1,608,682	$1,337,315
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68%		0.68%	0.68%	0.69%	0.69%	0.70%
Before waivers (a)(f)	0.69%		0.68%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.03%		0.87%	0.65%	1.10%	1.35%	1.25%
Before waivers (a)(f)	1.01%		0.87%	0.65%	1.10%	1.35%	1.25%
Portfolio turnover rate^	1	%(z)	3%	3%	4%	3%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	49.9%
Financials	13.8
Exchange Traded Funds	8.5
U.S. Government Agency Securities	3.3
Health Care	2.7
Supranational	2.5
Utilities	2.4
Information Technology	2.4
Foreign Government Securities	2.1
Industrials	2.0
Consumer Staples	2.0
Communication Services	1.9
Energy	1.7
Real Estate	1.6
Repurchase Agreements	1.5
Consumer Discretionary	1.5
Materials	0.9
Investment Companies	0.7
Municipal Bonds	0.1
Asset-Backed Securities	0.1
Cash and Other	(1.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,011.10	$3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.60	3.23
Class IB
Actual	1,000.00	1,011.10	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.60	3.23
Class K
Actual	1,000.00	1,013.30	1.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.84	1.98

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.64%, 0.64% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$255,286	$227,233
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	410,309	362,561
Evergy Metro, Inc., 3.650%, 8/15/25	500,000	479,715
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	3,446,087	3,385,781
Series 2020-1 B 4.875%, 1/15/26	82,200	78,296

Total Asset-Backed Securities		4,533,586

Corporate Bonds (32.9%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc. 5.539%, 2/20/26	600,000	599,976
3.800%, 2/15/27	1,000,000	954,433
2.300%, 6/1/27	500,000	448,691
1.650%, 2/1/28	185,000	158,841
4.100%, 2/15/28	453,000	432,441
4.350%, 3/1/29	1,665,000	1,594,825
4.300%, 2/15/30	5,159,000	4,882,658
Bell Canada (The) 5.100%, 5/11/33	500,000	493,533
British Telecommunications plc 5.125%, 12/4/28	500,000	489,949
9.625%, 12/15/30 (e)	2,000,000	2,455,000
Deutsche Telekom International Finance BV 8.750%, 6/15/30 (e)	2,500,000	2,975,227
Telefonica Emisiones SA 4.103%, 3/8/27	440,000	420,628
TELUS Corp. 2.800%, 2/16/27	400,000	369,236
Verizon Communications, Inc. 1.450%, 3/20/26	790,000	715,457
3.000%, 3/22/27	375,000	349,618
2.100%, 3/22/28	750,000	658,128
4.329%, 9/21/28	7,238,000	6,975,915
3.875%, 2/8/29	140,000	130,841
4.016%, 12/3/29	1,500,000	1,399,220
3.150%, 3/22/30	375,000	333,315
1.500%, 9/18/30 (x)	600,000	472,168
1.680%, 10/30/30	1,957,000	1,549,333
2.550%, 3/21/31	1,220,000	1,014,158
5.050%, 5/9/33 (x)	325,000	320,490

		30,194,081

Entertainment (0.3%)
Activision Blizzard, Inc. 3.400%, 9/15/26	600,000	570,232
3.400%, 6/15/27	310,000	291,494
1.350%, 9/15/30 (x)	180,000	143,383
Electronic Arts, Inc. 4.800%, 3/1/26	600,000	594,210
1.850%, 2/15/31 (x)	295,000	237,603
Take-Two Interactive Software, Inc. 5.000%, 3/28/26	500,000	494,995
4.950%, 3/28/28	500,000	493,370
Tencent Music Entertainment Group 1.375%, 9/3/25 (x)	200,000	181,086
2.000%, 9/3/30	215,000	169,267
TWDC Enterprises 18 Corp. 3.150%, 9/17/25	500,000	479,475
1.850%, 7/30/26	465,000	423,718
2.950%, 6/15/27	1,000,000	933,909
Walt Disney Co. (The) 1.750%, 8/30/24	750,000	718,054
3.700%, 10/15/25	1,040,000	1,009,326
1.750%, 1/13/26	1,070,000	989,474
3.375%, 11/15/26	300,000	285,422
2.200%, 1/13/28	700,000	632,783
2.000%, 9/1/29 (x)	500,000	423,756
2.650%, 1/13/31	2,500,000	2,167,257
Warnermedia Holdings, Inc. 3.638%, 3/15/25	800,000	771,550
3.755%, 3/15/27	1,840,000	1,715,103
4.054%, 3/15/29	555,000	506,321
4.279%, 3/15/32	1,145,000	1,009,869

		15,241,657

Interactive Media & Services (0.1%)
Alphabet, Inc. 0.450%, 8/15/25	435,000	395,441
1.998%, 8/15/26	500,000	461,761
0.800%, 8/15/27	1,000,000	864,639
1.100%, 8/15/30 (x)	650,000	525,186
Baidu, Inc. 4.125%, 6/30/25	695,000	671,467
1.720%, 4/9/26	200,000	180,788
1.625%, 2/23/27	290,000	254,304
4.375%, 3/29/28	290,000	277,469
4.875%, 11/14/28	315,000	307,535
2.375%, 10/9/30	200,000	165,030
2.375%, 8/23/31	500,000	406,430
Meta Platforms, Inc. 4.600%, 5/15/28	500,000	494,544
4.800%, 5/15/30	350,000	349,927
4.950%, 5/15/33	750,000	747,202
Weibo Corp. 3.375%, 7/8/30	500,000	399,330

		6,501,053

Media (0.5%)
Charter Communications Operating LLC 4.908%, 7/23/25	4,850,000	4,731,951
2.250%, 1/15/29	585,000	484,707
Comcast Corp. 3.950%, 10/15/25	1,750,000	1,703,286
3.150%, 3/1/26	2,000,000	1,915,249
4.150%, 10/15/28	5,025,000	4,851,501
4.550%, 1/15/29	350,000	343,415
3.400%, 4/1/30	2,500,000	2,293,750
4.650%, 2/15/33	750,000	743,454
4.800%, 5/15/33	500,000	492,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Discovery Communications LLC 3.900%, 11/15/24	$800,000	$775,227
3.950%, 6/15/25	500,000	480,156
4.900%, 3/11/26	500,000	488,912
4.125%, 5/15/29	455,000	413,356
3.625%, 5/15/30 (x)	1,310,000	1,145,310
Fox Corp. 4.709%, 1/25/29 (x)	730,000	708,836
3.500%, 4/8/30	2,000,000	1,790,550
Interpublic Group of Cos., Inc. (The) 4.650%, 10/1/28	250,000	240,102
2.400%, 3/1/31	1,750,000	1,417,833
5.375%, 6/15/33	350,000	346,532
Omnicom Group, Inc. 3.650%, 11/1/24	750,000	728,097
Paramount Global 3.375%, 2/15/28	570,000	504,794

		26,599,385

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV 3.625%, 4/22/29	500,000	456,625
2.875%, 5/7/30	1,450,000	1,255,715
4.700%, 7/21/32	405,000	388,717
Rogers Communications, Inc. 2.950%, 3/15/25§	215,000	204,066
3.625%, 12/15/25	500,000	471,895
2.900%, 11/15/26	500,000	457,114
3.200%, 3/15/27§	500,000	463,433
3.800%, 3/15/32§	625,000	543,134
T-Mobile USA, Inc. 3.500%, 4/15/25	2,500,000	2,404,132
1.500%, 2/15/26	1,000,000	901,636
3.750%, 4/15/27	2,500,000	2,366,835
2.050%, 2/15/28	700,000	606,710
4.950%, 3/15/28	305,000	299,611
4.800%, 7/15/28 (x)	625,000	611,395
2.400%, 3/15/29	340,000	291,473
3.875%, 4/15/30	3,000,000	2,758,135
5.200%, 1/15/33 (x)	2,610,000	2,586,040
Vodafone Group plc 4.125%, 5/30/25	500,000	487,673

		17,554,339

Total Communication Services		96,090,515

Consumer Discretionary (1.5%)
Automobile Components (0.1%)
Aptiv plc 2.396%, 2/18/25	375,000	354,396
4.350%, 3/15/29 (x)	105,000	100,199
BorgWarner, Inc. 3.375%, 3/15/25	800,000	764,840
2.650%, 7/1/27	300,000	272,667
Lear Corp. 4.250%, 5/15/29	125,000	115,780
Magna International, Inc. 4.150%, 10/1/25	250,000	242,071
5.980%, 3/21/26	500,000	500,228
2.450%, 6/15/30	300,000	254,197
5.500%, 3/21/33	500,000	506,717

		3,111,095

Automobiles (0.1%)
General Motors Co. 6.800%, 10/1/27	405,000	420,098
5.000%, 10/1/28	750,000	725,159
5.400%, 10/15/29	500,000	487,568
Harley-Davidson, Inc. 3.500%, 7/28/25	400,000	383,043
Honda Motor Co. Ltd. 2.271%, 3/10/25	165,000	157,122
2.534%, 3/10/27	165,000	151,840
2.967%, 3/10/32	200,000	176,763
Toyota Motor Corp. 2.358%, 7/2/24	250,000	241,787
3.669%, 7/20/28 (x)	355,000	337,829
2.760%, 7/2/29	250,000	224,696
2.362%, 3/25/31	600,000	510,112

		3,816,017

Broadline Retail (0.4%)
Alibaba Group Holding Ltd. 3.400%, 12/6/27	1,780,000	1,652,552
2.125%, 2/9/31	490,000	398,355
Amazon.com, Inc. 2.800%, 8/22/24	375,000	364,610
3.000%, 4/13/25	750,000	722,677
0.800%, 6/3/25 (x)	500,000	462,298
4.600%, 12/1/25 (x)	1,000,000	991,999
5.200%, 12/3/25	500,000	501,581
1.000%, 5/12/26 (x)	1,300,000	1,168,388
3.300%, 4/13/27	1,300,000	1,236,871
1.200%, 6/3/27 (x)	340,000	298,094
3.150%, 8/22/27	4,000,000	3,758,210
4.550%, 12/1/27 (x)	1,000,000	992,785
3.600%, 4/13/32	1,650,000	1,533,383
4.700%, 12/1/32	1,000,000	1,007,187
eBay, Inc. 1.900%, 3/11/25	525,000	493,349
3.600%, 6/5/27	750,000	708,477
2.700%, 3/11/30	700,000	600,192
2.600%, 5/10/31 (x)	1,000,000	832,625
JD.com, Inc. 3.875%, 4/29/26	500,000	476,320
3.375%, 1/14/30	320,000	286,624

		18,486,577

Distributors (0.0%)†
Genuine Parts Co. 1.750%, 2/1/25	130,000	121,613
1.875%, 11/1/30	285,000	221,831

		343,444

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The) 1.289%, 6/1/27	35,000	30,763
Yale University
Series 2020 0.873%, 4/15/25	500,000	461,831
1.482%, 4/15/30	500,000	411,744

		904,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc. 3.650%, 3/15/25	$600,000	$582,379
3.600%, 6/1/26	500,000	481,857
4.625%, 4/13/30	1,500,000	1,462,203
Expedia Group, Inc. 4.625%, 8/1/27	840,000	812,613
3.250%, 2/15/30	1,500,000	1,306,983
2.950%, 3/15/31	185,000	156,165
Hyatt Hotels Corp. 1.800%, 10/1/24	235,000	222,695
4.850%, 3/15/26	250,000	244,066
5.750%, 1/30/27	320,000	319,502
4.375%, 9/15/28	950,000	896,991
Marriott International, Inc. 5.000%, 10/15/27	165,000	163,542
4.900%, 4/15/29	185,000	179,594
Series AA 4.650%, 12/1/28	500,000	481,713
Series FF 4.625%, 6/15/30	725,000	693,728
Series R 3.125%, 6/15/26	500,000	469,002
Series X 4.000%, 4/15/28	500,000	470,852
McDonald’s Corp. 3.375%, 5/26/25	750,000	724,112
1.450%, 9/1/25 (x)	200,000	184,676
3.500%, 3/1/27	775,000	739,076
3.800%, 4/1/28	1,100,000	1,053,401
2.625%, 9/1/29	290,000	256,303
2.125%, 3/1/30 (x)	220,000	187,177
4.600%, 9/9/32 (x)	350,000	346,186
Starbucks Corp. 3.800%, 8/15/25	700,000	677,700
4.750%, 2/15/26	185,000	183,066
2.450%, 6/15/26	500,000	464,693
2.000%, 3/12/27 (x)	350,000	314,102
3.500%, 3/1/28 (x)	750,000	702,297
4.000%, 11/15/28	800,000	766,046
2.250%, 3/12/30 (x)	350,000	295,729
3.000%, 2/14/32	220,000	190,260
4.800%, 2/15/33	355,000	349,165

		16,377,874

Household Durables (0.1%)
DR Horton, Inc. 2.500%, 10/15/24	1,250,000	1,195,494
2.600%, 10/15/25	350,000	326,722
1.300%, 10/15/26	275,000	241,084
1.400%, 10/15/27	750,000	640,651
Leggett & Platt, Inc. 3.800%, 11/15/24	300,000	290,212
3.500%, 11/15/27	500,000	459,859
4.400%, 3/15/29	350,000	332,042
Mohawk Industries, Inc. 3.625%, 5/15/30 (x)	350,000	314,624
NVR, Inc. 3.000%, 5/15/30	1,320,000	1,144,025
PulteGroup, Inc. 5.000%, 1/15/27	1,000,000	985,103
Whirlpool Corp. 3.700%, 5/1/25	500,000	484,022
4.750%, 2/26/29 (x)	150,000	145,735
4.700%, 5/14/32 (x)	285,000	273,270
5.500%, 3/1/33	100,000	99,569

		6,932,412

Leisure Products (0.0%)†
Hasbro, Inc. 3.000%, 11/19/24 (x)	350,000	335,180
3.550%, 11/19/26	250,000	231,817
3.500%, 9/15/27 (x)	290,000	269,146
3.900%, 11/19/29	500,000	450,602

		1,286,745

Specialty Retail (0.4%)
Advance Auto Parts, Inc. 1.750%, 10/1/27	75,000	62,254
5.950%, 3/9/28	275,000	270,807
3.500%, 3/15/32 (x)	205,000	162,782
AutoNation, Inc. 3.500%, 11/15/24	400,000	385,109
4.500%, 10/1/25	215,000	206,822
3.800%, 11/15/27 (x)	500,000	453,851
1.950%, 8/1/28	225,000	181,789
2.400%, 8/1/31	150,000	113,046
3.850%, 3/1/32 (x)	300,000	252,170
AutoZone, Inc. 3.250%, 4/15/25	333,000	318,912
3.125%, 4/21/26	125,000	118,138
4.500%, 2/1/28 (x)	280,000	271,714
3.750%, 4/18/29	500,000	460,162
4.750%, 8/1/32	330,000	318,263
Best Buy Co., Inc. 4.450%, 10/1/28	1,000,000	965,518
1.950%, 10/1/30 (x)	375,000	300,133
Home Depot, Inc. (The) 2.700%, 4/15/25 (x)	270,000	258,424
3.350%, 9/15/25	490,000	473,319
4.000%, 9/15/25	145,000	142,165
3.000%, 4/1/26	750,000	717,324
2.125%, 9/15/26 (x)	625,000	575,991
2.875%, 4/15/27	335,000	314,280
2.800%, 9/14/27	750,000	697,976
0.900%, 3/15/28 (x)	700,000	589,122
3.900%, 12/6/28	290,000	280,187
2.950%, 6/15/29	455,000	413,897
3.250%, 4/15/32 (x)	435,000	389,835
4.500%, 9/15/32 (x)	440,000	434,267
Lowe’s Cos., Inc. 3.125%, 9/15/24	500,000	485,280
4.400%, 9/8/25	140,000	137,056
3.375%, 9/15/25	510,000	488,919
4.800%, 4/1/26	200,000	197,905
2.500%, 4/15/26	750,000	700,317
3.350%, 4/1/27 (x)	180,000	170,051
3.100%, 5/3/27	750,000	699,415
1.300%, 4/15/28	655,000	552,637
1.700%, 9/15/28 (x)	250,000	211,744
3.650%, 4/5/29	680,000	629,463
1.700%, 10/15/30 (x)	655,000	524,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 4/1/31 (x)	$1,750,000	$1,474,110
3.750%, 4/1/32	500,000	451,305
5.000%, 4/15/33 (x)	415,000	409,883
O’Reilly Automotive, Inc. 3.550%, 3/15/26	500,000	478,838
4.350%, 6/1/28	800,000	772,901
4.700%, 6/15/32	250,000	240,157
Ross Stores, Inc. 0.875%, 4/15/26	1,400,000	1,233,917
TJX Cos., Inc. (The) 2.250%, 9/15/26	500,000	461,226
1.150%, 5/15/28	300,000	255,144
Tractor Supply Co. 1.750%, 11/1/30	280,000	219,919
5.250%, 5/15/33	75,000	74,304

		20,997,318

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc. 2.375%, 11/1/26 (x)	1,000,000	926,573
2.850%, 3/27/30	1,000,000	903,776
PVH Corp. 4.625%, 7/10/25	145,000	140,114
Ralph Lauren Corp. 3.750%, 9/15/25	350,000	337,583
2.950%, 6/15/30	130,000	114,544
VF Corp. 2.950%, 4/23/30 (x)	2,000,000	1,641,998

		4,064,588

Total Consumer Discretionary		76,320,408

Consumer Staples (2.0%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	1,345,000	1,298,455
4.750%, 1/23/29	3,470,000	3,445,051
Brown-Forman Corp. 3.500%, 4/15/25	210,000	203,396
4.750%, 4/15/33	800,000	801,343
Coca-Cola Co. (The) 1.750%, 9/6/24	750,000	719,559
2.900%, 5/25/27	500,000	472,948
1.450%, 6/1/27	300,000	268,066
1.500%, 3/5/28	730,000	639,880
1.000%, 3/15/28	440,000	378,028
2.125%, 9/6/29 (x)	750,000	654,984
1.650%, 6/1/30	1,010,000	841,650
2.000%, 3/5/31	835,000	701,516
Coca-Cola Consolidated, Inc. 3.800%, 11/25/25	250,000	241,596
Coca-Cola Femsa SAB de CV 2.750%, 1/22/30	1,295,000	1,138,616
Constellation Brands, Inc. 4.400%, 11/15/25	335,000	327,992
5.000%, 2/2/26	85,000	84,507
3.500%, 5/9/27	300,000	282,829
4.350%, 5/9/27	500,000	486,536
4.650%, 11/15/28	310,000	301,260
3.150%, 8/1/29	750,000	666,862
2.250%, 8/1/31	475,000	388,105
4.750%, 5/9/32 (x)	500,000	482,948
4.900%, 5/1/33 (x)	250,000	245,416
Diageo Capital plc 2.125%, 10/24/24	500,000	477,751
1.375%, 9/29/25	245,000	225,255
3.875%, 5/18/28	400,000	381,926
2.375%, 10/24/29	410,000	353,439
2.000%, 4/29/30	245,000	206,352
Keurig Dr Pepper, Inc. 4.417%, 5/25/25	1,100,000	1,077,402
2.550%, 9/15/26	200,000	183,570
3.950%, 4/15/29	500,000	470,532
2.250%, 3/15/31 (x)	210,000	172,566
4.050%, 4/15/32	335,000	310,853
Molson Coors Beverage Co. 3.000%, 7/15/26	680,000	634,586
PepsiCo, Inc. 4.550%, 2/13/26	195,000	194,183
2.850%, 2/24/26	300,000	286,158
2.375%, 10/6/26	670,000	627,707
2.625%, 3/19/27	350,000	326,127
3.600%, 2/18/28	500,000	480,613
4.450%, 5/15/28	300,000	299,500
2.625%, 7/29/29 (x)	375,000	337,376
2.750%, 3/19/30	350,000	314,201
1.625%, 5/1/30 (x)	190,000	157,943
1.950%, 10/21/31 (x)	3,130,000	2,584,764
3.900%, 7/18/32	200,000	191,641
4.450%, 2/15/33 (x)	300,000	300,523

		25,666,511

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp. 3.000%, 5/18/27	2,500,000	2,369,036
Dollar General Corp. 4.250%, 9/20/24	175,000	171,537
4.150%, 11/1/25	125,000	121,000
3.875%, 4/15/27 (x)	500,000	476,372
4.625%, 11/1/27 (x)	400,000	390,432
5.200%, 7/5/28	415,000	410,490
Dollar Tree, Inc. 2.650%, 12/1/31 (x)	500,000	407,853
Kroger Co. (The) 2.650%, 10/15/26 (x)	600,000	555,414
4.500%, 1/15/29	350,000	339,023
1.700%, 1/15/31 (x)	625,000	489,071
Sysco Corp. 2.400%, 2/15/30	115,000	97,890
5.950%, 4/1/30	2,000,000	2,088,716
2.450%, 12/14/31	180,000	146,661
Target Corp. 2.500%, 4/15/26	2,000,000	1,891,025
1.950%, 1/15/27	400,000	365,241
3.375%, 4/15/29	750,000	702,756
4.500%, 9/15/32	500,000	488,266
4.400%, 1/15/33 (x)	85,000	82,574
Walgreens Boots Alliance, Inc. 3.450%, 6/1/26	1,500,000	1,405,687
Walmart, Inc. 2.850%, 7/8/24	585,000	569,966
2.650%, 12/15/24	975,000	940,486
3.900%, 9/9/25	450,000	440,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 4/15/26	$135,000	$132,590
3.050%, 7/8/26	415,000	396,433
1.050%, 9/17/26 (x)	500,000	445,928
3.950%, 9/9/27	440,000	431,092
3.900%, 4/15/28 (x)	315,000	307,350
1.500%, 9/22/28	475,000	411,982
2.375%, 9/24/29	19,000	16,765
4.000%, 4/15/30	250,000	242,683
1.800%, 9/22/31	210,000	173,896
4.150%, 9/9/32 (x)	470,000	462,331
4.100%, 4/15/33	335,000	324,116

		18,295,227

Food Products (0.5%)
Archer-Daniels-Midland Co. 2.500%, 8/11/26	500,000	467,350
2.900%, 3/1/32	340,000	295,176
Bunge Ltd. Finance Corp. 1.630%, 8/17/25	500,000	459,994
3.250%, 8/15/26 (x)	215,000	202,085
3.750%, 9/25/27	225,000	212,626
2.750%, 5/14/31 (x)	750,000	625,467
Campbell Soup Co. 3.950%, 3/15/25	750,000	729,031
3.300%, 3/19/25 (x)	450,000	431,496
Conagra Brands, Inc. 4.600%, 11/1/25	535,000	523,405
4.850%, 11/1/28	885,000	861,123
Flowers Foods, Inc. 3.500%, 10/1/26	535,000	501,262
2.400%, 3/15/31	160,000	130,478
General Mills, Inc. 4.000%, 4/17/25	500,000	487,349
4.200%, 4/17/28	375,000	363,779
2.250%, 10/14/31	875,000	713,686
4.950%, 3/29/33	180,000	178,068
Hershey Co. (The) 2.050%, 11/15/24	200,000	191,730
0.900%, 6/1/25	215,000	198,375
3.200%, 8/21/25 (x)	300,000	287,032
4.250%, 5/4/28	350,000	345,850
2.450%, 11/15/29	200,000	174,300
1.700%, 6/1/30	390,000	322,557
4.500%, 5/4/33	355,000	351,727
Hormel Foods Corp. 1.700%, 6/3/28	535,000	464,495
1.800%, 6/11/30 (x)	415,000	345,424
Ingredion, Inc. 3.200%, 10/1/26	200,000	186,280
J M Smucker Co. (The) 3.500%, 3/15/25 (x)	720,000	695,444
3.375%, 12/15/27	850,000	793,642
2.375%, 3/15/30 (x)	185,000	157,206
JBS USA LUX SA 5.125%, 2/1/28§	2,500,000	2,394,386
Kellogg Co. 3.400%, 11/15/27	650,000	607,032
4.300%, 5/15/28	500,000	482,337
5.250%, 3/1/33 (x)	180,000	180,298
McCormick & Co., Inc. 3.150%, 8/15/24	500,000	484,337
0.900%, 2/15/26 (x)	235,000	209,207
3.400%, 8/15/27	750,000	701,556
1.850%, 2/15/31	165,000	130,374
4.950%, 4/15/33	290,000	284,491
Mead Johnson Nutrition Co. 4.125%, 11/15/25	610,000	595,111
Mondelez International, Inc. 1.500%, 5/4/25	290,000	270,696
2.625%, 3/17/27	400,000	368,521
2.750%, 4/13/30	835,000	730,923
3.000%, 3/17/32	400,000	345,460
Tyson Foods, Inc. 4.000%, 3/1/26	250,000	241,189
3.550%, 6/2/27	975,000	913,836
4.350%, 3/1/29	325,000	308,602
Unilever Capital Corp. 0.626%, 8/12/24	240,000	227,220
3.375%, 3/22/25	500,000	484,123
3.100%, 7/30/25	300,000	287,471
2.000%, 7/28/26 (x)	250,000	230,063
3.500%, 3/22/28 (x)	1,000,000	952,625
2.125%, 9/6/29	500,000	431,016
1.375%, 9/14/30	210,000	168,283
1.750%, 8/12/31	345,000	278,147

		24,003,741

Household Products (0.2%)
Church & Dwight Co., Inc. 2.300%, 12/15/31	210,000	173,290
Clorox Co. (The) 3.100%, 10/1/27	500,000	463,565
3.900%, 5/15/28	500,000	475,691
4.400%, 5/1/29(x)	500,000	485,983
1.800%, 5/15/30	140,000	114,052
4.600%, 5/1/32	500,000	487,336
Colgate-Palmolive Co. 3.100%, 8/15/25	125,000	120,257
3.100%, 8/15/27	250,000	237,629
4.600%, 3/1/28	355,000	356,458
Kimberly-Clark Corp. 3.050%, 8/15/25	300,000	288,377
2.750%, 2/15/26	250,000	236,610
1.050%, 9/15/27	250,000	215,545
3.950%, 11/1/28 (x)	375,000	362,061
3.200%, 4/25/29 (x)	750,000	694,141
2.000%, 11/2/31	750,000	616,046
4.500%, 2/16/33	100,000	99,556
Procter & Gamble Co. (The) 0.550%, 10/29/25 (x)	500,000	453,467
4.100%, 1/26/26 (x)	125,000	123,029
1.000%, 4/23/26	350,000	316,722
2.450%, 11/3/26	500,000	467,588
1.900%, 2/1/27	600,000	548,129
2.850%, 8/11/27	1,000,000	936,717
3.950%, 1/26/28	250,000	245,505
1.200%, 10/29/30	500,000	402,551
1.950%, 4/23/31 (x)	1,000,000	847,613
2.300%, 2/1/32 (x)	600,000	521,122
4.050%, 1/26/33 (x)	250,000	246,544

		10,535,584

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The) 2.000%, 12/1/24	150,000	142,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.150%, 3/15/27	$500,000	$474,966
4.375%, 5/15/28	225,000	221,485
1.950%, 3/15/31 (x)	585,000	479,205
4.650%, 5/15/33	250,000	244,817
Haleon UK Capital plc 3.125%, 3/24/25	750,000	715,985
Haleon US Capital LLC 3.375%, 3/24/27	550,000	514,492
3.375%, 3/24/29	500,000	453,499
3.625%, 3/24/32	610,000	545,683

		3,793,072

Tobacco (0.3%)
Altria Group, Inc. 2.350%, 5/6/25	385,000	362,132
4.400%, 2/14/26	195,000	190,624
2.625%, 9/16/26	430,000	397,142
3.400%, 5/6/30	2,240,000	1,972,850
BAT Capital Corp. 2.789%, 9/6/24	525,000	504,304
3.215%, 9/6/26	750,000	695,563
2.259%, 3/25/28	350,000	299,178
3.462%, 9/6/29	750,000	647,344
4.906%, 4/2/30	1,500,000	1,415,760
4.742%, 3/16/32	500,000	454,746
7.750%, 10/19/32 (x)	110,000	120,883
BAT International Finance plc 1.668%, 3/25/26	350,000	314,124
4.448%, 3/16/28	500,000	470,766
Philip Morris International, Inc. 3.250%, 11/10/24	500,000	485,276
1.500%, 5/1/25 (x)	205,000	191,380
3.375%, 8/11/25 (x)	250,000	240,329
4.875%, 2/13/26	1,375,000	1,365,129
0.875%, 5/1/26 (x)	300,000	267,206
3.125%, 8/17/27	1,000,000	932,426
4.875%, 2/15/28	1,500,000	1,477,807
5.125%, 2/15/30	1,500,000	1,484,220
2.100%, 5/1/30	120,000	98,999
1.750%, 11/1/30	300,000	236,256
5.375%, 2/15/33	1,500,000	1,496,340
Reynolds American, Inc. 4.450%, 6/12/25	2,035,000	1,977,169

		18,097,953

Total Consumer Staples		100,392,088

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC 2.061%, 12/15/26	500,000	450,506
3.337%, 12/15/27	1,250,000	1,154,448
3.138%, 11/7/29	215,000	190,891
4.486%, 5/1/30 (x)	145,000	139,777
Halliburton Co. 3.800%, 11/15/25	38,000	36,663
2.920%, 3/1/30	2,000,000	1,754,694
Helmerich & Payne, Inc. 2.900%, 9/29/31	105,000	84,522
Schlumberger Finance Canada Ltd. 1.400%, 9/17/25 (x)	125,000	114,889
Schlumberger Investment SA 4.500%, 5/15/28	500,000	492,322
2.650%, 6/26/30	1,350,000	1,178,413
4.850%, 5/15/33	270,000	264,531

		5,861,656

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP 4.950%, 12/15/24	500,000	491,168
5.950%, 6/1/26	250,000	251,155
4.800%, 5/3/29	415,000	397,083
BP Capital Markets America, Inc. 3.410%, 2/11/26	750,000	719,670
3.119%, 5/4/26	500,000	475,661
4.234%, 11/6/28	1,250,000	1,209,600
1.749%, 8/10/30	3,300,000	2,702,139
2.721%, 1/12/32	625,000	529,132
4.812%, 2/13/33	215,000	211,712
BP Capital Markets plc 3.279%, 9/19/27	1,250,000	1,175,174
Canadian Natural Resources Ltd. 2.050%, 7/15/25	350,000	325,825
3.850%, 6/1/27	1,300,000	1,225,955
2.950%, 7/15/30	350,000	300,082
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	2,500,000	2,446,803
Cheniere Energy Partners LP 5.950%, 6/30/33§	925,000	928,876
Chevron Corp. 2.954%, 5/16/26	1,500,000	1,426,635
1.995%, 5/11/27	250,000	226,932
2.236%, 5/11/30	1,325,000	1,152,051
Chevron USA, Inc. 0.687%, 8/12/25	665,000	606,534
1.018%, 8/12/27 (x)	310,000	269,341
CNOOC Finance 2013 Ltd. 2.875%, 9/30/29	600,000	535,854
CNOOC Finance 2015 USA LLC 3.500%, 5/5/25	1,600,000	1,539,424
4.375%, 5/2/28	200,000	195,634
Columbia Pipeline Group, Inc. 4.500%, 6/1/25	400,000	390,340
ConocoPhillips Co. 2.400%, 3/7/25	197,000	187,807
Coterra Energy, Inc. 4.375%, 3/15/29 (x)	350,000	328,432
Devon Energy Corp. 5.850%, 12/15/25	500,000	509,178
Diamondback Energy, Inc. 3.250%, 12/1/26	765,000	726,769
Enbridge, Inc. 2.500%, 1/15/25	350,000	332,779
2.500%, 2/14/25	205,000	194,611
5.969%, 3/8/26	365,000	365,473
1.600%, 10/4/26	270,000	239,872
4.250%, 12/1/26	500,000	482,142
3.125%, 11/15/29	750,000	659,912
5.700%, 3/8/33	275,000	278,161
Energy Transfer LP 2.900%, 5/15/25	770,000	730,133
5.950%, 12/1/25	250,000	250,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 1/15/26	$1,250,000	$1,220,806
3.900%, 7/15/26	500,000	474,474
4.950%, 5/15/28	300,000	289,815
4.950%, 6/15/28	375,000	363,671
5.250%, 4/15/29	1,000,000	974,194
4.150%, 9/15/29	750,000	687,817
Enterprise Products Operating LLC 3.750%, 2/15/25	1,415,000	1,371,213
5.050%, 1/10/26	115,000	114,381
4.150%, 10/16/28	600,000	572,553
3.125%, 7/31/29	750,000	670,164
2.800%, 1/31/30	755,000	660,642
5.350%, 1/31/33	500,000	507,051
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78 (k)	500,000	411,250
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77 (k)	750,000	652,500
EOG Resources, Inc. 3.150%, 4/1/25	2,000,000	1,925,992
4.150%, 1/15/26	500,000	488,964
EQT Corp. 5.700%, 4/1/28 (x)	375,000	370,263
Equinor ASA 3.250%, 11/10/24	600,000	581,277
1.750%, 1/22/26	415,000	382,168
3.625%, 9/10/28 (x)	600,000	570,908
2.375%, 5/22/30	375,000	324,921
Exxon Mobil Corp. 2.709%, 3/6/25	1,000,000	959,156
3.043%, 3/1/26	2,025,000	1,933,749
2.275%, 8/16/26	500,000	463,312
HF Sinclair Corp. 5.875%, 4/1/26	250,000	249,313
Kinder Morgan Energy Partners LP 4.250%, 9/1/24	750,000	734,634
Kinder Morgan, Inc. 1.750%, 11/15/26	1,715,000	1,517,079
4.300%, 3/1/28	1,250,000	1,192,054
Magellan Midstream Partners LP 5.000%, 3/1/26	250,000	246,382
3.250%, 6/1/30	250,000	219,435
Marathon Oil Corp. 4.400%, 7/15/27	750,000	715,625
Marathon Petroleum Corp. 4.700%, 5/1/25	1,000,000	980,237
3.800%, 4/1/28	300,000	278,377
MPLX LP 4.875%, 12/1/24	1,000,000	984,666
4.000%, 2/15/25	300,000	290,122
4.875%, 6/1/25	1,500,000	1,471,927
1.750%, 3/1/26	350,000	316,676
4.125%, 3/1/27	2,085,000	1,993,820
2.650%, 8/15/30	455,000	379,106
ONEOK, Inc. 2.750%, 9/1/24	350,000	336,772
2.200%, 9/15/25	350,000	322,444
5.850%, 1/15/26	160,000	160,594
4.000%, 7/13/27	225,000	210,200
4.350%, 3/15/29	500,000	465,365
3.400%, 9/1/29	500,000	435,291
3.100%, 3/15/30	350,000	299,945
Ovintiv, Inc. 5.650%, 5/15/25	165,000	163,550
5.650%, 5/15/28	420,000	412,359
Phillips 66 3.850%, 4/9/25	500,000	485,525
1.300%, 2/15/26 (x)	140,000	126,442
3.900%, 3/15/28	500,000	472,623
Phillips 66 Co. 3.550%, 10/1/26	300,000	281,235
4.950%, 12/1/27	500,000	495,796
Pioneer Natural Resources Co. 1.125%, 1/15/26	350,000	315,228
5.100%, 3/29/26	160,000	158,898
1.900%, 8/15/30	1,000,000	807,086
2.150%, 1/15/31	260,000	211,445
Plains All American Pipeline LP 4.500%, 12/15/26	500,000	483,410
3.550%, 12/15/29	2,500,000	2,183,967
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	1,215,000	1,208,907
5.000%, 3/15/27	500,000	492,160
4.500%, 5/15/30	1,225,000	1,160,698
Spectra Energy Partners LP 3.500%, 3/15/25	1,000,000	961,229
3.375%, 10/15/26	315,000	295,324
Targa Resources Corp. 5.200%, 7/1/27	1,040,000	1,019,172
TC PipeLines LP 3.900%, 5/25/27	200,000	189,937
TotalEnergies Capital International SA 2.434%, 1/10/25	500,000	479,246
3.455%, 2/19/29	750,000	697,656
TotalEnergies Capital SA 3.883%, 10/11/28	250,000	239,552
TransCanada PipeLines Ltd. 1.000%, 10/12/24 (x)	455,000	427,531
4.875%, 1/15/26	550,000	537,042
6.203%, 3/9/26	500,000	500,342
4.250%, 5/15/28	1,750,000	1,664,210
2.500%, 10/12/31	625,000	503,285
Transcontinental Gas Pipe Line Co. LLC 4.000%, 3/15/28	500,000	469,719
3.250%, 5/15/30	250,000	221,532
Valero Energy Corp. 2.150%, 9/15/27	750,000	664,002
4.350%, 6/1/28	240,000	228,545
4.000%, 4/1/29 (x)	765,000	717,407
Valero Energy Partners LP 4.500%, 3/15/28	500,000	479,941
Western Midstream Operating LP 6.150%, 4/1/33 (x)	415,000	413,844
Williams Cos., Inc. (The) 5.400%, 3/2/26	175,000	174,341
3.750%, 6/15/27	500,000	470,875
2.600%, 3/15/31	1,165,000	960,672
4.650%, 8/15/32	750,000	702,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.650%, 3/15/33	$500,000	$504,794

		78,771,674

Total Energy		84,633,330

Financials (13.8%)
Banks (7.9%)
Australia & New Zealand Banking Group Ltd. 3.700%, 11/16/25 (x)	1,000,000	960,662
Banco Bilbao Vizcaya Argentaria SA 1.125%, 9/18/25	800,000	719,780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	600,000	590,300
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28 (k)	600,000	599,694
Banco Santander SA 3.496%, 3/24/25	600,000	574,442
2.746%, 5/28/25	200,000	187,811
5.147%, 8/18/25	460,000	451,686
1.849%, 3/25/26	600,000	536,204
4.250%, 4/11/27	1,000,000	944,303
5.294%, 8/18/27	435,000	425,896
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27 (k)	485,000	420,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	200,000	187,496
4.379%, 4/12/28	1,200,000	1,130,987
3.306%, 6/27/29	800,000	713,112
3.490%, 5/28/30	200,000	173,793
2.749%, 12/3/30	1,745,000	1,361,279
2.958%, 3/25/31 (x)	480,000	394,809
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	466,675
Bank of America Corp. 4.200%, 8/26/24	625,000	613,047
4.000%, 1/22/25	1,000,000	972,344
(SOFR + 0.91%), 0.981%, 9/25/25 (k)(x)	750,000	702,791
(CME Term SOFR 3 Month + 1.35%), 3.093%, 10/1/25 (k)	1,150,000	1,106,893
(CME Term SOFR 3 Month + 1.13%), 2.456%, 10/22/25 (k)	1,000,000	954,750
(SOFR + 0.65%), 1.530%, 12/6/25 (k)(x)	2,500,000	2,339,309
(CME Term SOFR 3 Month + 1.07%), 3.366%, 1/23/26 (k)	750,000	719,726
(CME Term SOFR 3 Month + 0.90%), 2.015%, 2/13/26 (k)	1,000,000	936,511
4.450%, 3/3/26	655,000	635,304
(SOFR + 1.33%), 3.384%, 4/2/26 (k)	750,000	718,285
(SOFR + 1.75%), 4.827%, 7/22/26 (k)	1,000,000	982,166
(SOFR + 1.01%), 1.197%, 10/24/26 (k)	1,500,000	1,347,888
(SOFR + 1.29%), 5.080%, 1/20/27 (k)	500,000	493,632
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27 (k)	1,500,000	1,419,519
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	2,410,000	2,141,627
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28 (k)	1,000,000	944,501
(SOFR + 1.05%), 2.551%, 2/4/28 (k)	800,000	721,127
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)	1,500,000	1,402,493
(SOFR + 1.58%), 4.376%, 4/27/28 (k)	1,250,000	1,199,031
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)	4,450,000	4,065,333
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	2,000,000	1,868,580
(SOFR + 1.63%), 5.202%, 4/25/29 (k)	1,000,000	989,390
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	1,828,227
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)	2,250,000	2,124,798
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30 (k)	1,300,000	1,143,832
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	2,500,000	2,087,704
(SOFR + 1.53%), 1.898%, 7/23/31 (k)(x)	1,000,000	793,162
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,180,075
(SOFR + 1.32%), 2.687%, 4/22/32 (k)(x)	2,000,000	1,655,441
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,198,876
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,095,511
(SOFR + 1.33%), 2.972%, 2/4/33 (k)(x)	490,000	406,592
(SOFR + 1.83%), 4.571%, 4/27/33 (k)(x)	1,000,000	935,989
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	973,607
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	1,000,000	990,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	$1,750,000	$1,329,570
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	1,400,000	1,194,257
Series L 3.950%, 4/21/25	2,450,000	2,373,805
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)(x)	750,000	672,909
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	413,228
Bank of Montreal 0.625%, 7/9/24 (x)	535,000	507,343
5.200%, 12/12/24 (x)	380,000	376,599
1.500%, 1/10/25 (x)	435,000	408,761
3.700%, 6/7/25 (x)	405,000	390,106
5.300%, 6/5/26	350,000	348,839
1.250%, 9/15/26	500,000	439,958
(SOFR + 0.60%), 0.949%, 1/22/27 (k)	1,200,000	1,068,533
2.650%, 3/8/27	265,000	242,644
5.203%, 2/1/28	500,000	498,849
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	588,114
Series H 4.250%, 9/14/24	500,000	490,458
4.700%, 9/14/27	500,000	487,112
Bank of Nova Scotia (The) 0.650%, 7/31/24	340,000	321,989
1.450%, 1/10/25	185,000	173,256
2.200%, 2/3/25	750,000	708,937
3.450%, 4/11/25	300,000	288,041
1.300%, 6/11/25	750,000	688,700
5.450%, 6/12/25	125,000	124,378
4.750%, 2/2/26	120,000	117,802
1.050%, 3/2/26	750,000	666,702
1.350%, 6/24/26 (x)	500,000	443,798
2.700%, 8/3/26	750,000	691,613
1.300%, 9/15/26 (x)	500,000	437,388
1.950%, 2/2/27 (x)	175,000	155,871
2.951%, 3/11/27	500,000	463,596
5.250%, 6/12/28	200,000	198,264
4.850%, 2/1/30	125,000	120,255
2.150%, 8/1/31 (x)	500,000	398,920
2.450%, 2/2/32 (x)	250,000	202,363
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81 (k)	2,250,000	1,597,500
BankUnited, Inc. 5.125%, 6/11/30	750,000	573,750
Barclays plc 3.650%, 3/16/25	1,750,000	1,677,458
4.375%, 1/12/26	1,500,000	1,437,931
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26 (k)	925,000	904,743
(SOFR + 2.21%), 5.829%, 5/9/27 (k)	750,000	739,693
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)	735,000	644,859
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	690,000	671,887
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	943,128
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)	2,000,000	1,814,637
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	784,195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	526,326
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	450,000	447,550
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	935,000	932,168
BNP Paribas SA 4.250%, 10/15/24	1,000,000	973,236
BPCE SA 3.375%, 12/2/26	500,000	463,536
Canadian Imperial Bank of Commerce 1.000%, 10/18/24 (x)	570,000	534,922
2.250%, 1/28/25	750,000	709,782
3.300%, 4/7/25 (x)	175,000	167,801
3.945%, 8/4/25 (x)	500,000	483,300
0.950%, 10/23/25	130,000	116,874
1.250%, 6/22/26	750,000	665,087
3.450%, 4/7/27	225,000	210,631
5.001%, 4/28/28	500,000	488,901
3.600%, 4/7/32 (x)	225,000	200,629
Citigroup, Inc. 3.875%, 3/26/25	500,000	482,400
3.300%, 4/27/25	1,000,000	961,956
4.400%, 6/10/25	650,000	630,351
(SOFR + 0.53%), 1.281%, 11/3/25 (k)	375,000	350,766
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	855,000	803,390
4.600%, 3/9/26	595,000	573,885
(SOFR + 1.53%), 3.290%, 3/17/26 (k)	1,500,000	1,434,089
(SOFR + 2.84%), 3.106%, 4/8/26 (k)	2,500,000	2,386,361
3.400%, 5/1/26	2,500,000	2,377,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.55%), 5.610%, 9/29/26 (k)	$750,000	$748,427
(SOFR + 0.77%), 1.122%, 1/28/27 (k)(x)	1,250,000	1,114,132
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	1,375,000	1,221,183
4.450%, 9/29/27	1,250,000	1,193,709
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	1,000,000	919,626
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	715,000	697,385
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)	2,500,000	2,316,945
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29 (k)	2,000,000	1,880,152
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	1,750,000	1,610,780
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,083,403
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,265,544
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,662,115
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	682,066
(SOFR + 1.18%), 2.520%, 11/3/32 (k)(x)	895,000	717,815
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	666,436
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,321,533
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	500,000	481,612
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	715,000	718,381
Citizens Bank NA 2.250%, 4/28/25	400,000	361,460
(SOFR + 1.45%), 6.064%, 10/24/25 (k)	500,000	474,241
3.750%, 2/18/26	500,000	460,778
(SOFR + 2.00%), 4.575%, 8/9/28 (k)	500,000	454,458
Citizens Financial Group, Inc. 2.850%, 7/27/26	500,000	443,109
2.500%, 2/6/30	150,000	117,112
3.250%, 4/30/30	470,000	383,098
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	500,000	425,217
Comerica Bank 2.500%, 7/23/24	300,000	280,155
4.000%, 7/27/25	250,000	229,375
(SOFR + 2.61%), 5.332%, 8/25/33 (k)	250,000	201,875
Comerica, Inc. 4.000%, 2/1/29	450,000	372,937
Cooperatieve Rabobank UA 3.875%, 8/22/24 (x)	500,000	489,549
1.375%, 1/10/25	500,000	469,368
5.000%, 1/13/25	250,000	247,643
3.375%, 5/21/25	1,000,000	963,698
4.375%, 8/4/25	500,000	482,090
3.750%, 7/21/26	815,000	759,473
Discover Bank 2.450%, 9/12/24	750,000	709,690
3.450%, 7/27/26	840,000	770,952
4.650%, 9/13/28	625,000	577,840
2.700%, 2/6/30	250,000	200,851
Fifth Third Bancorp 2.375%, 1/28/25	250,000	234,138
(SOFR + 0.69%), 1.707%, 11/1/27 (k)	310,000	263,812
3.950%, 3/14/28	750,000	675,941
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	290,000	266,628
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	500,000	461,972
(SOFR + 1.66%), 4.337%, 4/25/33 (k)(x)	250,000	219,422
Fifth Third Bank NA 3.950%, 7/28/25	645,000	612,910
3.850%, 3/15/26	600,000	551,219
2.250%, 2/1/27	300,000	262,285
First Horizon Corp. 4.000%, 5/26/25	500,000	466,875
HSBC Holdings plc 4.250%, 8/18/25	1,600,000	1,535,503
(CME Term SOFR 3 Month + 1.40%), 2.633%, 11/7/25 (k)	830,000	789,075
(SOFR + 1.51%), 4.180%, 12/9/25 (k)	1,000,000	971,110
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	875,000	828,837
(SOFR + 1.54%), 1.645%, 4/18/26 (k)	2,125,000	1,957,049
(SOFR + 1.93%), 2.099%, 6/4/26 (k)(x)	825,000	763,577
4.375%, 11/23/26	1,815,000	1,707,980
(SOFR + 1.29%), 1.589%, 5/24/27 (k)	820,000	724,184
(SOFR + 1.10%), 2.251%, 11/22/27 (k)	780,000	691,863
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28 (k)	1,250,000	1,172,520
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,000,000	957,667
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	495,000	483,780
(SOFR + 1.97%), 6.161%, 3/9/29 (k)	380,000	382,920
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29 (k)	1,120,000	1,051,945
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	375,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	$1,165,000	$1,042,500
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	4,734,107
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	478,606
(SOFR + 1.41%), 2.871%, 11/22/32 (k)(x)	790,000	636,791
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	378,239
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	490,000	474,750
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	750,000	764,952
(SOFR + 2.98%), 6.547%, 6/20/34 (k)	1,000,000	995,990
HSBC USA, Inc. 5.625%, 3/17/25	500,000	498,073
Huntington Bancshares, Inc. 2.625%, 8/6/24	500,000	479,171
4.000%, 5/15/25	350,000	335,035
(SOFR + 1.97%), 4.443%, 8/4/28 (k)	250,000	231,488
2.550%, 2/4/30	500,000	397,516
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	382,186
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	351,243
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28 (k)	250,000	233,194
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27 (x)	500,000	474,560
ING Groep NV
(SOFR + 1.64%), 3.869%, 3/28/26 (k)	500,000	480,365
3.950%, 3/29/27	1,250,000	1,182,438
(SOFR + 1.01%), 1.726%, 4/1/27 (k)	375,000	333,480
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	500,000	468,817
4.050%, 4/9/29	560,000	520,096
(SOFR + 1.32%), 2.727%, 4/1/32 (k)	265,000	218,585
JPMorgan Chase & Co.
(SOFR + 0.49%), 0.768%, 8/9/25 (k)(x)	2,665,000	2,509,599
(SOFR + 1.16%), 2.301%, 10/15/25 (k)	1,500,000	1,430,475
(SOFR + 0.61%), 1.561%, 12/10/25 (k)	2,000,000	1,873,622
(SOFR + 1.07%), 5.546%, 12/15/25 (k)	1,250,000	1,243,573
(SOFR + 0.92%), 2.595%, 2/24/26 (k)	500,000	474,128
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26 (k)	555,000	521,251
3.300%, 4/1/26	2,000,000	1,905,798
(SOFR + 1.32%), 4.080%, 4/26/26 (k)	1,000,000	972,036
3.200%, 6/15/26	1,750,000	1,664,200
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	1,250,000	1,120,506
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27 (k)	1,250,000	1,112,210
(SOFR + 0.89%), 1.578%, 4/22/27 (k)	1,185,000	1,061,707
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	925,000	816,414
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	300,000	274,972
(SOFR + 1.56%), 4.323%, 4/26/28 (k)	1,000,000	963,380
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	2,750,000	2,571,167
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,553,575
(CME Term SOFR 3 Month + 0.95%), 3.509%, 1/23/29 (k)	4,750,000	4,388,152
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	1,500,000	1,411,401
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	951,235
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29 (k)	1,500,000	1,420,878
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	1,000,000	958,214
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30 (k)	625,000	571,617
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	555,000	533,405
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,487,678
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	815,000	694,609
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	987,152
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	596,225
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	955,548
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,244,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	$700,000	$586,700
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	793,735
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	960,000	966,249
KeyBank NA 3.300%, 6/1/25	250,000	230,478
4.150%, 8/8/25	535,000	493,404
4.700%, 1/26/26	250,000	232,868
3.400%, 5/20/26 (x)	1,000,000	862,136
4.390%, 12/14/27	100,000	87,710
4.900%, 8/8/32	500,000	394,299
5.000%, 1/26/33	500,000	431,410
KeyCorp 4.150%, 10/29/25	310,000	285,868
2.250%, 4/6/27 (x)	750,000	619,594
Korea Development Bank (The) 2.125%, 10/1/24	390,000	373,179
0.750%, 1/25/25	500,000	464,845
1.750%, 2/18/25	250,000	235,550
2.000%, 2/24/25	850,000	804,041
4.000%, 9/8/25	465,000	450,864
0.800%, 4/27/26 (x)	300,000	264,096
0.800%, 7/19/26	500,000	435,575
1.000%, 9/9/26	400,000	348,600
1.375%, 4/25/27	500,000	438,525
4.375%, 2/15/28	525,000	513,450
1.625%, 1/19/31	500,000	401,975
2.000%, 10/25/31	500,000	407,875
4.250%, 9/8/32 (x)	500,000	481,585
Kreditanstalt fuer Wiederaufbau 1.375%, 8/5/24	2,250,000	2,153,753
3.375%, 8/23/24	625,000	610,591
0.500%, 9/20/24	2,000,000	1,885,379
2.500%, 11/20/24	2,000,000	1,925,462
1.250%, 1/31/25 (x)	3,500,000	3,292,440
3.125%, 6/10/25	1,500,000	1,447,614
0.375%, 7/18/25 (x)	920,000	839,835
0.625%, 1/22/26	3,600,000	3,245,084
3.625%, 4/1/26	955,000	930,036
3.000%, 5/20/27	1,575,000	1,492,924
3.750%, 2/15/28	1,420,000	1,388,216
2.875%, 4/3/28	1,750,000	1,644,387
3.875%, 6/15/28	735,000	721,857
1.750%, 9/14/29 (x)	525,000	458,151
0.750%, 9/30/30 (x)	400,000	317,544
Landwirtschaftliche Rentenbank 2.000%, 1/13/25 (x)	3,000,000	2,863,522
0.875%, 3/30/26 (x)	600,000	541,837
1.750%, 7/27/26	500,000	458,916
0.875%, 9/3/30	750,000	598,882
Series 40 0.500%, 5/27/25 (x)	730,000	670,923
Lloyds Banking Group plc 4.450%, 5/8/25	575,000	556,103
4.582%, 12/10/25	1,000,000	951,951
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26 (k)	500,000	475,642
4.650%, 3/24/26	1,750,000	1,662,885
3.750%, 1/11/27	1,385,000	1,293,361
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28 (k)	400,000	368,258
4.375%, 3/22/28	1,350,000	1,277,486
4.550%, 8/16/28	850,000	801,937
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	500,000	495,777
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28 (k)(x)	335,000	310,989
Manufacturers & Traders Trust Co. 2.900%, 2/6/25	1,000,000	940,568
5.400%, 11/21/25	250,000	243,450
3.400%, 8/17/27	330,000	283,140
4.700%, 1/27/28	500,000	465,556
Mitsubishi UFJ Financial Group, Inc. 2.801%, 7/18/24	1,000,000	967,063
2.193%, 2/25/25	1,000,000	942,313
3.777%, 3/2/25 (x)	1,000,000	968,145
1.412%, 7/17/25	430,000	393,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.788%, 7/18/25 (k)	400,000	394,263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.953%, 7/19/25 (k)	500,000	472,418
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.063%, 9/12/25 (k)	400,000	394,728
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.962%, 10/11/25 (k)	760,000	709,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26 (k)	200,000	199,049
3.850%, 3/1/26	216,000	206,803
2.757%, 9/13/26	1,250,000	1,142,987
3.677%, 2/22/27	1,000,000	960,564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27 (k)(x)	500,000	440,034
3.287%, 7/25/27 (x)	1,000,000	925,240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)	1,500,000	1,313,813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28 (k)	600,000	535,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28 (k)	$400,000	$391,111
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)(x)	400,000	396,730
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29 (k)	205,000	203,030
3.741%, 3/7/29	750,000	686,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29 (k)	215,000	210,866
3.195%, 7/18/29	1,000,000	882,085
2.559%, 2/25/30 (x)	1,000,000	844,155
2.048%, 7/17/30	460,000	372,347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	408,978
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	390,278
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33 (k)(x)	600,000	600,592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)	200,000	198,862
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)	290,000	286,486
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31 (k)	205,000	203,414
Mizuho Financial Group, Inc.
(SOFR + 1.24%), 2.839%, 7/16/25 (k)	750,000	722,397
(SOFR + 1.36%), 2.555%, 9/13/25 (k)	500,000	477,621
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26 (k)(x)	500,000	467,193
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26 (k)	300,000	278,461
2.839%, 9/13/26	850,000	775,992
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27 (k)	500,000	438,004
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27 (k)	750,000	659,315
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)	500,000	498,170
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29 (k)	1,000,000	933,376
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)(x)	500,000	437,947
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30 (k)	750,000	645,829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31 (k)	500,000	496,832
(SOFR + 1.77%), 2.201%, 7/10/31 (k)	500,000	398,303
(SOFR + 1.53%), 1.979%, 9/8/31 (k)	300,000	235,500
2.564%, 9/13/31	310,000	241,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	582,919
Morgan Stanley Bank NA 4.754%, 4/21/26	360,000	354,357
National Australia Bank Ltd. 5.200%, 5/13/25	335,000	334,112
3.500%, 6/9/25	250,000	240,898
4.966%, 1/12/26	250,000	247,976
3.375%, 1/14/26	750,000	716,129
2.500%, 7/12/26	1,500,000	1,384,857
3.905%, 6/9/27	500,000	479,572
4.944%, 1/12/28	300,000	298,074
4.900%, 6/13/28	500,000	494,879
National Bank of Canada 0.750%, 8/6/24	300,000	283,113
5.250%, 1/17/25	500,000	495,265
NatWest Group plc 4.800%, 4/5/26	1,750,000	1,695,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	200,000	197,849
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27 (k)	1,050,000	923,159
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	264,896
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	195,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)(x)	$730,000	$719,833
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30 (k)	750,000	688,059
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)(x)	200,000	200,547
Oesterreichische Kontrollbank AG 1.500%, 2/12/25 (x)	375,000	354,220
2.875%, 5/23/25	1,000,000	960,059
0.375%, 9/17/25	910,000	825,010
4.125%, 1/20/26	235,000	231,457
0.500%, 2/2/26	935,000	839,092
3.625%, 9/9/27	409,000	397,190
4.250%, 3/1/28	545,000	542,721
PNC Bank NA
2.500%, 8/27/24	500,000	478,443
2.950%, 2/23/25	250,000	236,067
3.875%, 4/10/25	1,000,000	953,411
3.250%, 6/1/25	500,000	475,352
3.100%, 10/25/27	500,000	457,120
2.700%, 10/22/29	395,000	330,609
PNC Financial Services Group, Inc. (The) 2.200%, 11/1/24	500,000	475,777
(SOFR + 1.32%), 5.812%, 6/12/26 (k)	435,000	432,547
2.600%, 7/23/26	350,000	321,774
1.150%, 8/13/26	500,000	438,558
(SOFR + 1.09%), 4.758%, 1/26/27 (k)	225,000	219,859
3.150%, 5/19/27 (x)	750,000	691,241
3.450%, 4/23/29	750,000	673,244
(SOFR + 1.84%), 5.582%, 6/12/29 (k)	440,000	438,108
2.550%, 1/22/30	750,000	630,890
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	798,773
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	500,000	457,671
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	210,000	200,229
Regions Financial Corp. 2.250%, 5/18/25	300,000	275,264
1.800%, 8/12/28	500,000	402,904
Royal Bank of Canada 2.550%, 7/16/24	750,000	725,231
3.970%, 7/26/24 (x)	375,000	367,692
0.650%, 7/29/24	500,000	473,273
0.750%, 10/7/24	500,000	469,669
2.250%, 11/1/24	750,000	716,382
1.600%, 1/21/25 (x)	500,000	469,824
3.375%, 4/14/25 (x)	500,000	480,735
4.950%, 4/25/25	355,000	349,899
1.150%, 6/10/25 (x)	530,000	488,302
4.875%, 1/12/26	500,000	492,815
0.875%, 1/20/26	750,000	670,214
1.200%, 4/27/26	750,000	667,079
1.150%, 7/14/26 (x)	750,000	662,683
1.400%, 11/2/26	500,000	440,471
2.050%, 1/21/27	500,000	447,555
3.625%, 5/4/27	500,000	473,219
4.240%, 8/3/27 (x)	500,000	480,482
4.900%, 1/12/28 (x)	500,000	491,173
2.300%, 11/3/31	500,000	404,223
5.000%, 5/2/33	500,000	486,300
Santander Holdings USA, Inc. 3.450%, 6/2/25	500,000	470,840
4.500%, 7/17/25	1,500,000	1,452,363
(SOFR + 2.33%), 5.807%, 9/9/26 (k)	295,000	289,308
4.400%, 7/13/27	485,000	455,356
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	260,000	224,318
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	125,000	123,551
(SOFR + 2.70%), 6.565%, 6/12/29 (k)	500,000	490,798
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26 (k)	1,000,000	891,069
(SOFR + 0.99%), 1.673%, 6/14/27 (k)	1,000,000	861,962
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	500,000	436,091
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	750,000	674,856
(SOFR + 2.60%), 6.534%, 1/10/29 (k)	235,000	235,405
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	402,298
Sumitomo Mitsui Banking Corp. 3.400%, 7/11/24	1,000,000	973,863
3.650%, 7/23/25	750,000	717,303
Sumitomo Mitsui Financial Group, Inc. 2.696%, 7/16/24	1,000,000	967,750
2.448%, 9/27/24	350,000	335,260
2.348%, 1/15/25	400,000	379,244
1.474%, 7/8/25	925,000	847,638
0.948%, 1/12/26	500,000	445,600
5.464%, 1/13/26	500,000	497,938
1.402%, 9/17/26	1,000,000	880,411
3.010%, 10/19/26	1,000,000	920,557
2.174%, 1/14/27	220,000	197,043
3.364%, 7/12/27 (x)	750,000	695,540
3.352%, 10/18/27	750,000	691,632
4.306%, 10/16/28	750,000	709,191
2.472%, 1/14/29 (x)	500,000	427,478
3.040%, 7/16/29 (x)	1,000,000	871,509
3.202%, 9/17/29 (x)	350,000	305,536
2.724%, 9/27/29	350,000	297,188
5.710%, 1/13/30	320,000	325,065
2.750%, 1/15/30	400,000	343,784
2.130%, 7/8/30	750,000	611,801
1.710%, 1/12/31 (x)	500,000	388,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.222%, 9/17/31	$1,000,000	$792,170
5.766%, 1/13/33 (x)	1,500,000	1,539,645
Synovus Bank 5.625%, 2/15/28	250,000	225,312
Toronto-Dominion Bank (The) 0.700%, 9/10/24 (x)	750,000	706,777
4.285%, 9/13/24	400,000	392,494
1.250%, 12/13/24 (x)	195,000	182,752
1.450%, 1/10/25	500,000	469,493
3.766%, 6/6/25	500,000	484,680
1.150%, 6/12/25 (x)	750,000	689,540
0.750%, 1/6/26 (x)	1,000,000	892,013
1.200%, 6/3/26 (x)	1,025,000	910,374
1.250%, 9/10/26	750,000	660,860
1.950%, 1/12/27 (x)	500,000	448,061
2.800%, 3/10/27	500,000	457,564
4.108%, 6/8/27 (x)	500,000	477,812
4.693%, 9/15/27 (x)	400,000	391,566
2.000%, 9/10/31 (x)	500,000	394,131
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	916,689
2.450%, 1/12/32	500,000	405,301
3.200%, 3/10/32	500,000	429,389
4.456%, 6/8/32	265,000	250,949
Truist Bank 2.150%, 12/6/24	600,000	565,476
1.500%, 3/10/25	750,000	691,241
4.050%, 11/3/25 (x)	185,000	176,853
3.800%, 10/30/26	300,000	273,406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29 (k)	350,000	322,173
2.250%, 3/11/30	535,000	423,121
Truist Financial Corp. 2.500%, 8/1/24	750,000	719,652
2.850%, 10/26/24	500,000	478,481
4.000%, 5/1/25	600,000	579,584
3.700%, 6/5/25	750,000	718,326
1.200%, 8/5/25	500,000	450,497
(SOFR + 1.46%), 4.260%, 7/28/26 (k)	500,000	479,651
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	955,000	841,756
(SOFR + 2.05%), 6.047%, 6/8/27 (k)	115,000	115,045
(SOFR + 1.37%), 4.123%, 6/6/28 (k)	315,000	297,077
(SOFR + 1.44%), 4.873%, 1/26/29 (k)(x)	205,000	196,776
3.875%, 3/19/29	750,000	672,588
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	310,887
1.950%, 6/5/30	335,000	266,326
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	500,000	455,393
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	205,000	193,293
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	500,000	500,085
US Bancorp 2.400%, 7/30/24	750,000	722,386
3.600%, 9/11/24	1,000,000	970,000
1.450%, 5/12/25	600,000	558,780
3.950%, 11/17/25	500,000	480,011
3.100%, 4/27/26	1,415,000	1,321,468
(SOFR + 0.73%), 2.215%, 1/27/28 (k)	400,000	354,072
3.900%, 4/26/28	650,000	607,305
(SOFR + 1.66%), 4.548%, 7/22/28 (k)(x)	500,000	478,292
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	500,000	476,051
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	500,000	499,830
1.375%, 7/22/30	600,000	456,602
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	400,000	318,556
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	315,540
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	500,000	468,300
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	750,000	755,137
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	732,620
US Bank NA 2.050%, 1/21/25 (x)	1,000,000	943,170
2.800%, 1/27/25	1,000,000	954,456
Webster Financial Corp. 4.100%, 3/25/29 (x)	500,000	425,586
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25 (k)	1,105,000	1,052,461
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26 (k)	1,250,000	1,177,003
3.000%, 4/22/26	4,000,000	3,748,499
(SOFR + 1.32%), 3.908%, 4/25/26 (k)	1,470,000	1,421,120
(SOFR + 1.56%), 4.540%, 8/15/26 (k)	375,000	366,176
3.000%, 10/23/26	1,500,000	1,391,511
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)	1,110,000	1,041,175
(SOFR + 1.51%), 3.526%, 3/24/28 (k)	710,000	663,103
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)	8,035,000	7,480,054
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	899,705
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	665,000	650,079
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,079,816
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,221,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	$2,135,000	$1,815,916
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	625,000	598,830
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	325,000	322,878
Westpac Banking Corp. 1.019%, 11/18/24 (x)	335,000	315,358
3.735%, 8/26/25	1,500,000	1,444,334
2.850%, 5/13/26	750,000	704,883
1.150%, 6/3/26	500,000	444,977
3.350%, 3/8/27 (x)	1,250,000	1,176,564
4.043%, 8/26/27	1,500,000	1,442,597
1.953%, 11/20/28	500,000	432,834
2.650%, 1/16/30 (x)	350,000	307,881
2.150%, 6/3/31 (x)	500,000	415,499
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,535,078
Wintrust Financial Corp. 4.850%, 6/6/29 (x)	250,000	217,953
Zions Bancorp NA 3.250%, 10/29/29 (x)	500,000	367,039

		402,035,993

Capital Markets (2.7%)
Affiliated Managers Group, Inc. 3.300%, 6/15/30	210,000	176,398
Ameriprise Financial, Inc. 3.700%, 10/15/24	750,000	730,739
2.875%, 9/15/26	500,000	465,859
4.500%, 5/13/32	90,000	85,162
Ares Capital Corp. 4.250%, 3/1/25	500,000	475,723
3.250%, 7/15/25	500,000	461,972
2.150%, 7/15/26	285,000	246,803
2.875%, 6/15/27 (x)	500,000	432,154
2.875%, 6/15/28	500,000	413,198
3.200%, 11/15/31	500,000	376,821
Bain Capital Specialty Finance, Inc. 2.950%, 3/10/26	400,000	354,284
2.550%, 10/13/26	500,000	427,874
Bank of New York Mellon Corp. (The) 2.100%, 10/24/24	675,000	643,836
3.350%, 4/25/25 (x)	500,000	480,538
0.750%, 1/28/26	500,000	445,448
2.800%, 5/4/26	750,000	699,840
(SOFR + 1.35%), 4.414%, 7/24/26 (k)	240,000	234,525
1.050%, 10/15/26	1,000,000	873,490
2.050%, 1/26/27 (x)	400,000	358,659
(SOFR + 1.03%), 4.947%, 4/26/27 (k)	230,000	226,790
3.250%, 5/16/27	700,000	654,162
3.850%, 4/28/28	850,000	806,472
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	500,000	478,400
(SOFR + 1.17%), 4.543%, 2/1/29 (k)	250,000	242,791
3.850%, 4/26/29	500,000	470,966
(SOFR + 1.76%), 4.596%, 7/26/30 (k)	145,000	139,551
1.650%, 1/28/31 (x)	500,000	397,845
1.800%, 7/28/31 (x)	750,000	587,246
2.500%, 1/26/32	200,000	162,615
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	466,127
Series J 0.850%, 10/25/24 (x)	500,000	469,432
1.900%, 1/25/29	500,000	417,282
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	350,000	341,225
BGC Partners, Inc. 3.750%, 10/1/24	200,000	189,417
8.000%, 5/25/28§	500,000	485,861
BlackRock, Inc. 3.200%, 3/15/27 (x)	347,000	327,505
3.250%, 4/30/29 (x)	445,000	411,723
4.750%, 5/25/33	900,000	883,839
Blackstone Private Credit Fund 2.350%, 11/22/24	500,000	467,012
2.700%, 1/15/25	190,000	176,893
4.700%, 3/24/25 (x)	250,000	240,596
2.625%, 12/15/26	1,000,000	847,309
3.250%, 3/15/27	500,000	431,031
4.000%, 1/15/29 (x)	250,000	209,892
Blackstone Secured Lending Fund 3.625%, 1/15/26 (x)	250,000	228,805
2.125%, 2/15/27	500,000	420,978
2.850%, 9/30/28	500,000	408,397
Brookfield Corp. 4.000%, 1/15/25	600,000	582,034
Brookfield Finance, Inc. 3.900%, 1/25/28	500,000	461,881
4.350%, 4/15/30	2,000,000	1,837,165
2.724%, 4/15/31	230,000	186,997
Cboe Global Markets, Inc. 3.650%, 1/12/27	650,000	616,946
3.000%, 3/16/32	500,000	424,837
Charles Schwab Corp. (The) 3.000%, 3/10/25	150,000	142,813
3.625%, 4/1/25	1,000,000	961,217
3.850%, 5/21/25	750,000	720,891
0.900%, 3/11/26	1,335,000	1,178,418
1.150%, 5/13/26	375,000	331,201
3.200%, 3/2/27	500,000	460,207
2.450%, 3/3/27	210,000	188,145
3.300%, 4/1/27	455,000	422,008
2.000%, 3/20/28	1,200,000	1,034,173
(SOFR + 2.21%), 5.643%, 5/19/29 (k)	500,000	495,717
3.250%, 5/22/29	500,000	440,793
2.300%, 5/13/31	750,000	596,235
2.900%, 3/3/32	280,000	228,720
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	250,000	253,725
CI Financial Corp. 3.200%, 12/17/30	565,000	423,320
CME Group, Inc. 3.000%, 3/15/25	1,000,000	962,441
3.750%, 6/15/28	350,000	334,938
2.650%, 3/15/32 (x)	355,000	300,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse AG 4.750%, 8/9/24	$500,000	$488,750
7.950%, 1/9/25	400,000	407,000
3.700%, 2/21/25	375,000	358,125
2.950%, 4/9/25	1,000,000	938,750
1.250%, 8/7/26	600,000	516,817
5.000%, 7/9/27	500,000	480,450
7.500%, 2/15/28	400,000	425,227
Deutsche Bank AG 4.162%, 5/13/25	315,000	303,543
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	750,000	715,254
4.100%, 1/13/26	1,000,000	929,611
1.686%, 3/19/26	180,000	161,401
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	335,000	331,270
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	1,055,000	935,817
5.371%, 9/9/27	500,000	491,307
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	510,000	438,435
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	1,000,000	865,179
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	149,954
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	1,945,992
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	225,000	207,092
Eaton Vance Corp. 3.500%, 4/6/27	250,000	232,443
Franklin Resources, Inc. 2.850%, 3/30/25	1,250,000	1,182,881
1.600%, 10/30/30	600,000	467,393
FS KKR Capital Corp. 4.125%, 2/1/25	500,000	473,519
3.400%, 1/15/26	500,000	454,524
2.625%, 1/15/27	500,000	425,941
3.250%, 7/15/27 (x)	500,000	428,233
3.125%, 10/12/28	300,000	244,076
Goldman Sachs BDC, Inc. 3.750%, 2/10/25	250,000	238,936
2.875%, 1/15/26 (x)	250,000	228,524
Goldman Sachs Group, Inc. (The) 3.850%, 7/8/24	2,000,000	1,961,921
(CME Term SOFR 3 Month + 1.46%), 3.272%, 9/29/25 (k)	1,830,000	1,767,945
(SOFR + 0.61%), 0.855%, 2/12/26 (k)	915,000	842,778
3.750%, 2/25/26	580,000	555,475
3.500%, 11/16/26	1,815,000	1,700,350
(SOFR + 0.79%), 1.093%, 12/9/26 (k)	1,000,000	890,738
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	893,006
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	1,250,000	1,094,608
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	1,060,000	940,994
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	455,000	413,161
(SOFR + 1.85%), 3.615%, 3/15/28 (k)	1,000,000	938,520
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	1,000,000	939,836
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	2,000,000	1,889,100
2.600%, 2/7/30	6,515,000	5,532,532
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	447,438
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	874,273
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	2,140,000	1,709,007
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	720,000	584,484
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	844,700
Golub Capital BDC, Inc. 2.050%, 2/15/27	500,000	417,410
Hercules Capital, Inc. 3.375%, 1/20/27	335,000	289,513
Intercontinental Exchange, Inc. 3.650%, 5/23/25	290,000	283,975
3.750%, 12/1/25	610,000	591,807
4.000%, 9/15/27 (x)	600,000	583,723
3.750%, 9/21/28	535,000	506,056
4.350%, 6/15/29	250,000	243,617
Jefferies Financial Group, Inc. 4.850%, 1/15/27	665,000	650,279
2.625%, 10/15/31	1,500,000	1,156,999
Lazard Group LLC 4.500%, 9/19/28	350,000	330,846
4.375%, 3/11/29	500,000	462,339
Legg Mason, Inc. 4.750%, 3/15/26	250,000	246,012
Main Street Capital Corp. 3.000%, 7/14/26	325,000	285,493
Moody’s Corp. 2.000%, 8/19/31 (x)	1,250,000	1,004,557
4.250%, 8/8/32 (x)	250,000	237,003
Morgan Stanley
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	500,000	482,165
4.000%, 7/23/25	505,000	490,349
(SOFR + 0.56%), 1.164%, 10/21/25 (k)	930,000	869,048
(SOFR + 0.94%), 2.630%, 2/18/26 (k)	750,000	711,343
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	460,000	451,326
3.125%, 7/27/26	3,000,000	2,805,620
(SOFR + 1.77%), 6.138%, 10/16/26 (k)	1,000,000	1,010,866
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	2,750,000	2,445,440
3.625%, 1/20/27	4,000,000	3,791,478
(SOFR + 1.30%), 5.050%, 1/28/27 (k)	300,000	297,447
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	1,700,000	1,522,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.86%), 1.512%, 7/20/27 (k)	$2,000,000	$1,766,936
(SOFR + 1.00%), 2.475%, 1/21/28 (k)	1,035,000	932,873
(SOFR + 1.61%), 4.210%, 4/20/28 (k)(x)	870,000	834,783
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,000,000	1,028,286
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	1,800,000	1,680,259
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	500,000	492,782
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	765,000	755,474
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	950,000	903,091
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	4,140,000	3,520,043
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,794,716
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,583,781
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	925,000	744,403
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	678,674
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	750,000	718,819
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	925,000	983,934
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	910,000	896,878
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	948,475
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	740,303
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	500,000	493,400
Series I
(SOFR + 0.75%), 0.864%, 10/21/25 (k)	345,000	320,882
Morgan Stanley Domestic Holdings, Inc. 3.800%, 8/24/27	250,000	231,543
4.500%, 6/20/28	350,000	337,083
Nasdaq, Inc. 5.650%, 6/28/25 (x)	95,000	95,053
3.850%, 6/30/26	145,000	139,258
5.350%, 6/28/28	225,000	224,384
1.650%, 1/15/31 (x)	750,000	581,196
Nomura Holdings, Inc. 2.648%, 1/16/25	380,000	359,576
5.099%, 7/3/25	750,000	734,795
1.851%, 7/16/25	1,500,000	1,369,974
5.709%, 1/9/26	200,000	197,488
2.329%, 1/22/27	500,000	441,934
5.386%, 7/6/27 (x)	500,000	489,715
5.842%, 1/18/28	200,000	199,139
2.710%, 1/22/29	500,000	420,406
3.103%, 1/16/30	750,000	636,570
2.679%, 7/16/30	1,000,000	813,390
2.608%, 7/14/31 (x)	685,000	539,391
2.999%, 1/22/32	500,000	403,639
6.181%, 1/18/33 (x)	200,000	205,071
Northern Trust Corp. 4.000%, 5/10/27	335,000	322,923
3.650%, 8/3/28	500,000	472,160
3.150%, 5/3/29	500,000	451,505
1.950%, 5/1/30 (x)	560,000	458,919
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	415,165
Oaktree Specialty Lending Corp. 3.500%, 2/25/25	80,000	75,536
2.700%, 1/15/27	500,000	430,996
Owl Rock Capital Corp. 3.750%, 7/22/25	350,000	323,794
4.250%, 1/15/26	250,000	231,269
3.400%, 7/15/26	500,000	442,513
2.875%, 6/11/28	750,000	608,869
OWL Rock Core Income Corp. 5.500%, 3/21/25	250,000	240,173
4.700%, 2/8/27	300,000	271,251
7.950%, 6/13/28§	500,000	500,700
Prospect Capital Corp. 3.706%, 1/22/26	250,000	218,644
3.364%, 11/15/26 (x)	270,000	224,401
3.437%, 10/15/28 (x)	500,000	384,932
S&P Global, Inc. 2.450%, 3/1/27	235,000	216,461
2.700%, 3/1/29	500,000	448,766
1.250%, 8/15/30	975,000	766,653
2.900%, 3/1/32	350,000	302,051
Sixth Street Specialty Lending, Inc. 3.875%, 11/1/24 (x)	500,000	481,915
2.500%, 8/1/26	310,000	271,546
Stifel Financial Corp. 4.250%, 7/18/24	700,000	682,649
4.000%, 5/15/30	500,000	428,981
UBS Group AG 3.750%, 3/26/25	750,000	717,709
4.550%, 4/17/26	2,000,000	1,921,688

		138,563,331

Consumer Finance (1.5%)
AerCap Ireland Capital DAC 2.875%, 8/14/24	350,000	336,251
1.650%, 10/29/24	1,300,000	1,221,153
3.500%, 1/15/25	600,000	574,668
6.500%, 7/15/25	1,290,000	1,296,945
4.450%, 10/1/25	350,000	335,836
1.750%, 1/30/26	655,000	586,994
4.450%, 4/3/26	500,000	476,841
2.450%, 10/29/26	795,000	706,137
3.650%, 7/21/27	1,000,000	915,037
4.625%, 10/15/27	500,000	473,651
3.875%, 1/23/28	500,000	458,989
5.750%, 6/6/28	210,000	208,492
3.000%, 10/29/28	390,000	337,002
Series 3NC1 1.750%, 10/29/24	645,000	605,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Ally Financial, Inc. 5.800%, 5/1/25	$1,000,000	$982,908
4.750%, 6/9/27	500,000	462,978
2.200%, 11/2/28	250,000	199,819
(SOFR + 3.26%), 6.992%, 6/13/29 (k)	625,000	617,216
American Express Co. 2.500%, 7/30/24	500,000	483,357
3.000%, 10/30/24	750,000	723,570
2.250%, 3/4/25 (x)	200,000	189,278
3.950%, 8/1/25	750,000	727,912
4.200%, 11/6/25	1,075,000	1,045,820
4.900%, 2/13/26	170,000	168,227
(SOFR + 1.00%), 4.990%, 5/1/26 (k)(x)	750,000	739,835
3.125%, 5/20/26	500,000	473,102
1.650%, 11/4/26	1,460,000	1,299,109
2.550%, 3/4/27	335,000	305,042
3.300%, 5/3/27	1,150,000	1,072,908
4.050%, 5/3/29	335,000	318,833
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	253,942
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	750,000	728,976
American Honda Finance Corp. 0.550%, 7/12/24	350,000	332,462
2.150%, 9/10/24	350,000	336,217
1.500%, 1/13/25	500,000	472,286
1.000%, 9/10/25 (x)	500,000	455,542
1.300%, 9/9/26	415,000	369,638
2.300%, 9/9/26	720,000	661,840
2.350%, 1/8/27	500,000	458,259
4.700%, 1/12/28	350,000	346,505
4.600%, 4/17/30	500,000	488,251
1.800%, 1/13/31	350,000	282,667
Series A 4.600%, 4/17/25	500,000	493,198
Andrew W Mellon Foundation (The)
Series 2020 0.947%, 8/1/27	300,000	258,516
Capital One Financial Corp. 3.300%, 10/30/24	350,000	336,253
4.250%, 4/30/25 (x)	850,000	818,379
4.200%, 10/29/25	750,000	716,713
(SOFR + 1.29%), 2.636%, 3/3/26 (k)	435,000	406,235
(SOFR + 2.16%), 4.985%, 7/24/26 (k)	500,000	484,133
3.750%, 3/9/27	1,150,000	1,068,790
3.650%, 5/11/27	500,000	462,064
3.800%, 1/31/28	1,000,000	919,442
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	500,000	473,794
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	335,000	332,983
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	425,067
(SOFR + 2.60%), 5.247%, 7/26/30 (k)(x)	500,000	468,323
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	701,878
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	1,000,000	770,516
(SOFR + 2.37%), 5.268%, 5/10/33 (k)(x)	500,000	463,247
(SOFR + 2.60%), 5.817%, 2/1/34 (k)	500,000	474,284
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	335,000	331,493
Caterpillar Financial Services Corp. 0.600%, 9/13/24	400,000	377,277
3.250%, 12/1/24	500,000	485,399
5.400%, 3/10/25	400,000	400,634
3.400%, 5/13/25	500,000	484,381
1.450%, 5/15/25	750,000	699,383
3.650%, 8/12/25	500,000	484,779
0.800%, 11/13/25	350,000	316,316
4.800%, 1/6/26	250,000	249,219
2.400%, 8/9/26	250,000	231,432
1.150%, 9/14/26	400,000	355,503
1.700%, 1/8/27 (x)	355,000	320,054
3.600%, 8/12/27	500,000	480,415
Discover Financial Services 3.950%, 11/6/24	250,000	241,287
3.750%, 3/4/25	350,000	334,630
4.500%, 1/30/26	500,000	478,239
4.100%, 2/9/27 (x)	565,000	525,044
ECMC Group Student Loan Trust 5.700%, 4/1/28(r)	375,000	—
General Motors Financial Co., Inc. 1.200%, 10/15/24	235,000	221,043
3.800%, 4/7/25	185,000	178,226
4.350%, 4/9/25	575,000	558,900
2.750%, 6/20/25	1,250,000	1,177,167
4.300%, 7/13/25	1,250,000	1,210,881
6.050%, 10/10/25	500,000	501,025
1.250%, 1/8/26	750,000	668,476
5.250%, 3/1/26	700,000	688,443
5.400%, 4/6/26	185,000	182,677
1.500%, 6/10/26	750,000	662,646
4.000%, 10/6/26	750,000	709,787
4.350%, 1/17/27	835,000	800,395
2.350%, 2/26/27	500,000	444,851
5.000%, 4/9/27	450,000	436,785
3.850%, 1/5/28	500,000	460,593
6.000%, 1/9/28	200,000	201,726
2.400%, 4/10/28	600,000	516,135
5.800%, 6/23/28	500,000	498,245
2.400%, 10/15/28	500,000	423,477
5.650%, 1/17/29	350,000	344,311
4.300%, 4/6/29	500,000	458,198
5.850%, 4/6/30	295,000	290,983
2.350%, 1/8/31	500,000	390,528
2.700%, 6/10/31	750,000	594,901
6.400%, 1/9/33	700,000	711,464
John Deere Capital Corp. 0.625%, 9/10/24	140,000	132,231
4.550%, 10/11/24	280,000	277,523
2.050%, 1/9/25 (x)	350,000	333,129
1.250%, 1/10/25	295,000	277,979
5.150%, 3/3/25 (x)	300,000	299,107
2.125%, 3/7/25	125,000	118,772

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 6/6/25	$280,000	$271,021
4.950%, 6/6/25	165,000	164,651
4.050%, 9/8/25	400,000	390,991
3.400%, 9/11/25	350,000	336,962
0.700%, 1/15/26	500,000	445,541
5.050%, 3/3/26 (x)	300,000	300,490
4.750%, 6/8/26	215,000	214,585
2.650%, 6/10/26	500,000	469,611
2.350%, 3/8/27	250,000	228,875
1.750%, 3/9/27	175,000	157,036
2.800%, 9/8/27 (x)	400,000	370,056
3.050%, 1/6/28	500,000	466,308
4.750%, 1/20/28	530,000	528,298
4.900%, 3/3/28	300,000	301,482
3.450%, 3/7/29 (x)	270,000	252,478
2.800%, 7/18/29 (x)	325,000	290,823
4.850%, 10/11/29	500,000	499,723
2.450%, 1/9/30	290,000	253,926
4.700%, 6/10/30	415,000	412,305
4.350%, 9/15/32	375,000	365,898
PACCAR Financial Corp. 0.500%, 8/9/24 (x)	140,000	132,288
2.150%, 8/15/24	250,000	240,658
0.900%, 11/8/24	250,000	234,843
1.800%, 2/6/25	175,000	164,848
2.850%, 4/7/25 (x)	500,000	478,369
3.550%, 8/11/25	250,000	243,406
4.950%, 10/3/25	250,000	248,959
4.450%, 3/30/26	100,000	99,078
1.100%, 5/11/26	350,000	314,402
2.000%, 2/4/27	350,000	316,397
4.600%, 1/10/28	100,000	100,320
Synchrony Financial 4.250%, 8/15/24	750,000	718,035
4.875%, 6/13/25	325,000	308,653
4.500%, 7/23/25	500,000	472,187
3.700%, 8/4/26	500,000	447,037
3.950%, 12/1/27	1,500,000	1,304,924
5.150%, 3/19/29	250,000	226,020
2.875%, 10/28/31	250,000	180,618
Toyota Motor Credit Corp. 0.625%, 9/13/24	375,000	353,803
4.400%, 9/20/24	500,000	493,589
2.000%, 10/7/24 (x)	500,000	478,801
4.800%, 1/10/25	500,000	496,369
1.450%, 1/13/25	500,000	471,361
3.400%, 4/14/25	750,000	725,811
3.950%, 6/30/25	435,000	424,422
3.650%, 8/18/25	145,000	140,186
0.800%, 1/9/26	500,000	449,514
4.450%, 5/18/26	750,000	738,924
1.150%, 8/13/27	590,000	507,559
3.050%, 1/11/28	500,000	462,757
4.625%, 1/12/28 (x)	320,000	316,735
1.900%, 4/6/28 (x)	600,000	525,672
3.650%, 1/8/29	500,000	468,575
4.450%, 6/29/29	500,000	489,418
2.150%, 2/13/30	500,000	426,839
4.550%, 5/17/30	750,000	731,872
1.650%, 1/10/31	550,000	439,455
2.400%, 1/13/32	500,000	416,027
4.700%, 1/12/33	350,000	344,539

		78,024,446

Financial Services (0.8%)
Berkshire Hathaway, Inc. 3.125%, 3/15/26	1,395,000	1,338,934
Block Financial LLC 5.250%, 10/1/25	500,000	491,436
2.500%, 7/15/28	350,000	298,102
3.875%, 8/15/30	230,000	202,654
Fidelity National Information Services, Inc. 4.500%, 7/15/25	280,000	273,669
1.150%, 3/1/26	325,000	289,682
4.700%, 7/15/27	500,000	485,732
1.650%, 3/1/28	215,000	181,517
2.250%, 3/1/31	600,000	478,264
5.100%, 7/15/32 (x)	500,000	483,597
Fiserv, Inc. 3.850%, 6/1/25	1,500,000	1,452,720
3.200%, 7/1/26	250,000	234,348
2.250%, 6/1/27	1,000,000	896,931
4.200%, 10/1/28	465,000	444,519
3.500%, 7/1/29	890,000	810,454
2.650%, 6/1/30	1,500,000	1,275,153
5.600%, 3/2/33	225,000	227,485
Global Payments, Inc. 1.500%, 11/15/24	275,000	258,318
2.650%, 2/15/25	750,000	710,451
1.200%, 3/1/26 (x)	560,000	496,908
2.150%, 1/15/27	500,000	443,269
4.950%, 8/15/27	315,000	305,657
4.450%, 6/1/28	500,000	468,488
5.300%, 8/15/29	300,000	291,170
2.900%, 5/15/30	235,000	198,449
2.900%, 11/15/31	500,000	405,935
5.400%, 8/15/32 (x)	500,000	486,918
Jackson Financial, Inc. 5.170%, 6/8/27	280,000	266,716
5.670%, 6/8/32	250,000	236,634
Mastercard, Inc. 2.000%, 3/3/25	500,000	475,230
2.950%, 11/21/26	1,150,000	1,085,148
3.500%, 2/26/28	140,000	133,404
4.875%, 3/9/28 (x)	355,000	358,666
2.950%, 6/1/29	700,000	637,581
2.000%, 11/18/31	500,000	410,468
National Rural Utilities Cooperative Finance Corp. 1.875%, 2/7/25	250,000	235,970
3.450%, 6/15/25	285,000	274,013
3.250%, 11/1/25	250,000	237,333
1.000%, 6/15/26	500,000	441,952
3.050%, 4/25/27	350,000	324,200
3.400%, 2/7/28	500,000	464,644
4.800%, 3/15/28	145,000	143,293
5.050%, 9/15/28	1,250,000	1,244,273
3.900%, 11/1/28	250,000	235,277
5.800%, 1/15/33	165,000	171,975
Series D 1.000%, 10/18/24	310,000	291,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
ORIX Corp. 3.250%, 12/4/24	$750,000	$720,021
3.700%, 7/18/27	400,000	377,440
5.000%, 9/13/27	200,000	197,838
2.250%, 3/9/31	350,000	286,150
4.000%, 4/13/32	250,000	230,279
5.200%, 9/13/32 (x)	200,000	201,988
PayPal Holdings, Inc. 2.400%, 10/1/24	535,000	513,930
1.650%, 6/1/25	1,000,000	935,911
2.650%, 10/1/26	335,000	310,945
3.900%, 6/1/27	180,000	173,919
2.300%, 6/1/30	1,000,000	846,109
4.400%, 6/1/32 (x)	500,000	480,844
Private Export Funding Corp.
Series KK 3.550%, 1/15/24	729,000	720,372
Shell International Finance BV 2.000%, 11/7/24	750,000	717,324
3.250%, 5/11/25	2,500,000	2,415,592
2.875%, 5/10/26	1,250,000	1,190,314
2.500%, 9/12/26	1,000,000	930,768
2.750%, 4/6/30	415,000	369,961
Synchrony Bank 5.400%, 8/22/25	315,000	300,595
5.625%, 8/23/27	250,000	234,764
Visa, Inc. 3.150%, 12/14/25	2,450,000	2,348,444
0.750%, 8/15/27	465,000	402,613
2.750%, 9/15/27	300,000	277,638
Voya Financial, Inc. 3.650%, 6/15/26	625,000	588,749
Western Union Co. (The) 2.850%, 1/10/25	125,000	119,079
1.350%, 3/15/26	350,000	309,483
2.750%, 3/15/31	350,000	275,921

		38,076,062

Insurance (0.9%)
Aflac, Inc. 1.125%, 3/15/26	205,000	183,152
Alleghany Corp. 3.625%, 5/15/30 (x)	500,000	463,568
Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/25	250,000	237,487
Allstate Corp. (The) 0.750%, 12/15/25 (x)	185,000	165,494
3.280%, 12/15/26	500,000	470,137
1.450%, 12/15/30	300,000	231,805
5.250%, 3/30/33	390,000	387,833
American International Group, Inc. 2.500%, 6/30/25	500,000	470,216
5.125%, 3/27/33	665,000	647,757
Aon Corp. 2.850%, 5/28/27	180,000	164,401
4.500%, 12/15/28 (x)	650,000	624,689
3.750%, 5/2/29	350,000	324,469
2.800%, 5/15/30	500,000	431,027
2.050%, 8/23/31	750,000	594,174
2.600%, 12/2/31	355,000	291,336
5.000%, 9/12/32	500,000	491,051
Aon Global Ltd. 3.875%, 12/15/25	600,000	577,397
Arch Capital Finance LLC 4.011%, 12/15/26	500,000	477,199
Arthur J Gallagher & Co. 5.500%, 3/2/33 (x)	315,000	315,045
Assurant, Inc. 4.900%, 3/27/28 (x)	250,000	238,927
2.650%, 1/15/32	500,000	373,651
Assured Guaranty US Holdings, Inc. 5.000%, 7/1/24 (x)	484,000	475,302
Athene Holding Ltd. 4.125%, 1/12/28	750,000	681,219
AXIS Specialty Finance LLC 3.900%, 7/15/29	250,000	227,561
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	159,500
AXIS Specialty Finance plc 4.000%, 12/6/27	500,000	471,489
Berkshire Hathaway Finance Corp. 2.300%, 3/15/27 (x)	500,000	462,782
1.850%, 3/12/30 (x)	165,000	139,920
1.450%, 10/15/30	395,000	321,596
2.875%, 3/15/32	500,000	440,491
Brighthouse Financial, Inc. 3.700%, 6/22/27	2,000,000	1,836,000
5.625%, 5/15/30	145,000	139,626
Brown & Brown, Inc. 4.200%, 9/15/24	350,000	341,388
4.500%, 3/15/29	300,000	283,139
4.200%, 3/17/32	325,000	291,407
Chubb INA Holdings, Inc. 3.150%, 3/15/25	1,000,000	966,548
3.350%, 5/3/26	410,000	393,416
1.375%, 9/15/30	1,665,000	1,317,887
CNA Financial Corp. 4.500%, 3/1/26	500,000	483,888
3.450%, 8/15/27	500,000	463,227
3.900%, 5/1/29	210,000	192,807
2.050%, 8/15/30	170,000	135,799
Enstar Group Ltd. 4.950%, 6/1/29	350,000	325,910
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	250,000	239,515
4.625%, 4/29/30	750,000	696,980
3.375%, 3/3/31 (x)	355,000	298,082
5.625%, 8/16/32	250,000	241,397
Fidelity National Financial, Inc. 4.500%, 8/15/28	475,000	450,026
3.400%, 6/15/30	300,000	260,609
First American Financial Corp. 4.600%, 11/15/24	500,000	486,925
4.000%, 5/15/30	180,000	157,422
2.400%, 8/15/31	315,000	237,610
Globe Life, Inc. 4.550%, 9/15/28	500,000	481,176
2.150%, 8/15/30	500,000	397,470
4.800%, 6/15/32	150,000	142,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Hanover Insurance Group, Inc. (The) 4.500%, 4/15/26	$750,000	$724,960
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	535,000	459,516
Kemper Corp. 4.350%, 2/15/25	355,000	343,999
2.400%, 9/30/30	500,000	388,614
3.800%, 2/23/32	500,000	414,553
Lincoln National Corp. 3.625%, 12/12/26 (x)	500,000	463,195
3.400%, 3/1/32 (x)	750,000	601,453
Loews Corp. 3.750%, 4/1/26 (x)	300,000	289,150
3.200%, 5/15/30	60,000	53,093
Manulife Financial Corp. 4.150%, 3/4/26	1,000,000	967,609
2.484%, 5/19/27	350,000	320,197
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	695,392
3.703%, 3/16/32	500,000	452,218
Markel Group, Inc. 3.500%, 11/1/27	350,000	325,009
3.350%, 9/17/29	90,000	80,229
Marsh & McLennan Cos., Inc. 4.375%, 3/15/29	700,000	680,225
2.375%, 12/15/31	340,000	276,693
Mercury General Corp. 4.400%, 3/15/27	300,000	282,491
MetLife, Inc. 3.000%, 3/1/25	500,000	481,406
3.600%, 11/13/25	1,300,000	1,251,070
Old Republic International Corp. 4.875%, 10/1/24	400,000	392,737
3.875%, 8/26/26	500,000	470,759
PartnerRe Finance B LLC 3.700%, 7/2/29	350,000	320,618
Principal Financial Group, Inc. 3.100%, 11/15/26	350,000	322,998
3.700%, 5/15/29	375,000	342,625
2.125%, 6/15/30	750,000	606,758
5.375%, 3/15/33 (x)	140,000	138,302
Progressive Corp. (The) 2.500%, 3/15/27	290,000	265,817
3.000%, 3/15/32	350,000	305,243
Prudential Financial, Inc. 1.500%, 3/10/26 (x)	250,000	227,470
3.878%, 3/27/28	650,000	617,556
2.100%, 3/10/30	235,000	197,804
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	1,075,000	980,184
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	175,000	156,281
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	350,000	334,250
Prudential Funding Asia plc 3.125%, 4/14/30	1,500,000	1,321,755
3.625%, 3/24/32	500,000	442,930
Reinsurance Group of America, Inc. 3.900%, 5/15/29	175,000	158,657
3.150%, 6/15/30	175,000	149,805
RenaissanceRe Finance, Inc. 3.700%, 4/1/25 (x)	250,000	241,232
3.450%, 7/1/27	195,000	180,834
RenaissanceRe Holdings Ltd. 3.600%, 4/15/29	500,000	445,955
Trinity Acquisition plc 4.400%, 3/15/26	250,000	241,058
Unum Group 4.000%, 6/15/29	180,000	165,268
Willis North America, Inc. 4.650%, 6/15/27	200,000	193,977
4.500%, 9/15/28	500,000	474,625
2.950%, 9/15/29	540,000	462,893
5.350%, 5/15/33	500,000	486,751

		42,997,625

Total Financials		699,697,457

Health Care (2.7%)
Biotechnology (0.4%)
AbbVie, Inc. 2.600%, 11/21/24	2,790,000	2,676,977
3.800%, 3/15/25	1,125,000	1,092,889
3.200%, 5/14/26	1,500,000	1,419,635
2.950%, 11/21/26 (x)	1,430,000	1,335,187
3.200%, 11/21/29	1,790,000	1,613,315
Amgen, Inc. 1.900%, 2/21/25	265,000	249,580
5.250%, 3/2/25	215,000	213,776
3.125%, 5/1/25 (x)	250,000	239,471
5.507%, 3/2/26	335,000	333,878
2.600%, 8/19/26	1,150,000	1,063,215
2.200%, 2/21/27	705,000	640,027
3.200%, 11/2/27	1,250,000	1,164,830
5.150%, 3/2/28	800,000	798,339
1.650%, 8/15/28	600,000	513,348
3.000%, 2/22/29 (x)	290,000	261,181
4.050%, 8/18/29	500,000	471,444
2.450%, 2/21/30	950,000	811,481
5.250%, 3/2/30	600,000	600,981
3.350%, 2/22/32	290,000	254,595
4.200%, 3/1/33	500,000	464,657
5.250%, 3/2/33	730,000	727,607
Baxalta, Inc. 4.000%, 6/23/25	239,000	231,645
Biogen, Inc. 4.050%, 9/15/25	570,000	550,649
2.250%, 5/1/30	735,000	614,262
Gilead Sciences, Inc. 1.200%, 10/1/27	235,000	201,758
1.650%, 10/1/30 (x)	2,790,000	2,268,799
Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/30	850,000	678,184

		21,491,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.3%)
Abbott Laboratories 2.950%, 3/15/25	$1,000,000	$965,082
3.875%, 9/15/25	490,000	478,632
3.750%, 11/30/26	978,000	952,328
1.150%, 1/30/28	170,000	146,892
1.400%, 6/30/30	160,000	131,253
Baxter International, Inc. 1.322%, 11/29/24	500,000	468,678
2.600%, 8/15/26	500,000	458,352
1.915%, 2/1/27	500,000	444,287
2.272%, 12/1/28	500,000	427,951
Becton Dickinson & Co. 3.734%, 12/15/24	508,000	493,609
3.700%, 6/6/27	1,467,000	1,392,870
4.693%, 2/13/28	375,000	369,254
2.823%, 5/20/30	355,000	309,791
1.957%, 2/11/31	665,000	537,341
4.298%, 8/22/32	105,000	99,518
Boston Scientific Corp. 1.900%, 6/1/25	310,000	290,462
DH Europe Finance II Sarl 2.200%, 11/15/24	500,000	478,095
2.600%, 11/15/29	315,000	276,292
Edwards Lifesciences Corp. 4.300%, 6/15/28	750,000	723,762
Smith & Nephew plc 2.032%, 10/14/30	500,000	403,802
STERIS Irish FinCo. UnLtd. Co. 2.700%, 3/15/31	430,000	357,740
Stryker Corp. 1.150%, 6/15/25	500,000	460,099
3.500%, 3/15/26	375,000	358,680
3.650%, 3/7/28	600,000	568,770
1.950%, 6/15/30	500,000	416,758
Zimmer Biomet Holdings, Inc. 1.450%, 11/22/24	355,000	334,401
2.600%, 11/24/31 (x)	500,000	414,432

		12,759,131

Health Care Providers & Services (1.0%)
Adventist Health System 2.952%, 3/1/29 (x)	250,000	217,402
Advocate Health & Hospitals Corp. 3.829%, 8/15/28	100,000	95,427
Series 2020 2.211%, 6/15/30	150,000	125,415
Aetna, Inc. 3.500%, 11/15/24	500,000	483,962
AmerisourceBergen Corp. 3.450%, 12/15/27	400,000	373,620
2.800%, 5/15/30	750,000	648,509
2.700%, 3/15/31	600,000	510,481
Banner Health 2.338%, 1/1/30	190,000	161,894
Baylor Scott & White Holdings
Series 2021 1.777%, 11/15/30 (x)	50,000	39,809
Bon Secours Mercy Health, Inc.
Series 2018 4.302%, 7/1/28	125,000	118,548
Cardinal Health, Inc. 3.410%, 6/15/27 (x)	1,250,000	1,174,393
Cigna Group (The) 4.125%, 11/15/25	525,000	510,599
4.500%, 2/25/26	1,000,000	976,967
1.250%, 3/15/26	500,000	448,487
5.685%, 3/15/26	500,000	500,600
4.375%, 10/15/28	1,340,000	1,294,306
2.400%, 3/15/30	2,350,000	1,991,824
2.375%, 3/15/31	450,000	377,404
5.400%, 3/15/33 (x)	500,000	506,299
CommonSpirit Health 2.760%, 10/1/24	150,000	144,324
1.547%, 10/1/25	330,000	300,561
6.073%, 11/1/27	390,000	396,219
3.347%, 10/1/29	185,000	162,252
2.782%, 10/1/30	340,000	285,285
CVS Health Corp. 2.625%, 8/15/24	235,000	227,134
4.100%, 3/25/25 (x)	961,000	941,189
5.000%, 2/20/26	275,000	273,527
2.875%, 6/1/26	1,500,000	1,409,759
3.000%, 8/15/26	250,000	234,099
1.300%, 8/21/27	1,500,000	1,287,219
4.300%, 3/25/28	2,587,000	2,489,181
5.000%, 1/30/29	180,000	178,358
3.250%, 8/15/29 (x)	335,000	299,875
5.125%, 2/21/30	400,000	396,825
1.750%, 8/21/30	2,000,000	1,593,654
5.250%, 1/30/31	180,000	178,779
5.250%, 2/21/33	400,000	397,042
5.300%, 6/1/33	195,000	194,618
Elevance Health, Inc.
3.350%, 12/1/24	500,000	483,510
2.375%, 1/15/25	555,000	527,311
4.900%, 2/8/26	180,000	177,030
1.500%, 3/15/26	750,000	678,184
3.650%, 12/1/27	715,000	674,692
2.875%, 9/15/29	200,000	175,474
2.250%, 5/15/30 (x)	165,000	137,742
2.550%, 3/15/31	750,000	630,060
4.100%, 5/15/32	1,000,000	930,244
4.750%, 2/15/33	500,000	485,069
HCA, Inc. 5.250%, 4/15/25	945,000	931,801
5.250%, 6/15/26	1,000,000	988,592
4.500%, 2/15/27	820,000	790,340
3.125%, 3/15/27§	235,000	215,531
5.200%, 6/1/28	2,500,000	2,479,220
3.375%, 3/15/29§	335,000	297,421
4.125%, 6/15/29	525,000	485,482
2.375%, 7/15/31	750,000	593,437
3.625%, 3/15/32§	500,000	433,885
Humana, Inc. 5.700%, 3/13/26	375,000	374,930
1.350%, 2/3/27	540,000	469,203
3.950%, 3/15/27	375,000	358,407
5.750%, 3/1/28	200,000	203,369
3.700%, 3/23/29	625,000	571,017
3.125%, 8/15/29	625,000	548,843
5.875%, 3/1/33	200,000	206,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Kaiser Foundation Hospitals 3.150%, 5/1/27 (x)	$375,000	$350,261
Laboratory Corp. of America Holdings 3.250%, 9/1/24	750,000	728,031
2.300%, 12/1/24 (x)	250,000	237,524
1.550%, 6/1/26	1,070,000	953,904
McKesson Corp. 0.900%, 12/3/25	295,000	264,158
5.250%, 2/15/26	125,000	124,418
1.300%, 8/15/26	1,665,000	1,472,692
PeaceHealth Obligated Group
Series 2020 1.375%, 11/15/25	125,000	112,840
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26	400,000	365,580
Quest Diagnostics, Inc. 3.500%, 3/30/25	400,000	385,209
3.450%, 6/1/26	775,000	737,210
Sutter Health
Series 20A 1.321%, 8/15/25	350,000	319,619
2.294%, 8/15/30	415,000	341,939
UnitedHealth Group, Inc. 2.375%, 8/15/24	250,000	241,307
3.750%, 7/15/25	1,000,000	972,128
3.700%, 12/15/25	200,000	192,469
1.250%, 1/15/26	265,000	239,398
3.100%, 3/15/26	500,000	477,869
1.150%, 5/15/26 (x)	750,000	676,849
3.450%, 1/15/27	750,000	710,756
3.700%, 5/15/27 (x)	350,000	336,574
2.950%, 10/15/27	1,000,000	926,421
5.250%, 2/15/28	715,000	728,553
3.875%, 12/15/28 (x)	250,000	238,810
4.250%, 1/15/29	500,000	484,685
4.000%, 5/15/29	390,000	372,305
2.875%, 8/15/29 (x)	770,000	690,792
2.000%, 5/15/30	395,000	331,455
2.300%, 5/15/31	750,000	634,140
4.200%, 5/15/32	315,000	299,788
4.500%, 4/15/33	500,000	487,628
Universal Health Services, Inc. 1.650%, 9/1/26	625,000	546,217

		52,774,994

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 2.750%, 9/15/29	175,000	152,119
2.100%, 6/4/30	290,000	237,939
2.300%, 3/12/31 (x)	750,000	612,056
Danaher Corp. 3.350%, 9/15/25	310,000	298,288
Illumina, Inc. 2.550%, 3/23/31 (x)	225,000	185,497
Revvity, Inc. 0.850%, 9/15/24	295,000	278,006
3.300%, 9/15/29	625,000	553,939
2.550%, 3/15/31	415,000	337,026
2.250%, 9/15/31	355,000	284,036
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	1,500,000	1,417,965
1.750%, 10/15/28 (x)	890,000	764,928

		5,121,799

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC 1.200%, 5/28/26	250,000	225,596
4.875%, 3/3/28	500,000	499,720
1.750%, 5/28/28	400,000	346,087
4.900%, 3/3/30	500,000	500,163
2.250%, 5/28/31	325,000	273,405
4.875%, 3/3/33	500,000	505,940
AstraZeneca plc 3.375%, 11/16/25	1,500,000	1,439,294
Bristol-Myers Squibb Co. 2.900%, 7/26/24	708,000	689,377
0.750%, 11/13/25	600,000	544,546
3.200%, 6/15/26	600,000	573,878
1.125%, 11/13/27 (x)	600,000	520,940
3.900%, 2/20/28	2,750,000	2,662,822
3.400%, 7/26/29	773,000	716,326
1.450%, 11/13/30	355,000	283,999
Eli Lilly and Co. 2.750%, 6/1/25	707,000	676,850
5.000%, 2/27/26	220,000	220,372
3.375%, 3/15/29	258,000	242,325
GlaxoSmithKline Capital, Inc. 3.625%, 5/15/25	280,000	272,187
3.875%, 5/15/28	500,000	479,737
Johnson & Johnson 2.625%, 1/15/25	750,000	724,584
0.550%, 9/1/25	500,000	456,156
2.450%, 3/1/26	750,000	707,394
2.950%, 3/3/27 (x)	500,000	474,989
0.950%, 9/1/27 (x)	625,000	544,369
1.300%, 9/1/30	705,000	577,437
Merck & Co., Inc. 2.750%, 2/10/25	1,000,000	963,547
0.750%, 2/24/26	440,000	397,161
1.700%, 6/10/27 (x)	600,000	536,095
4.050%, 5/17/28 (x)	250,000	245,238
1.900%, 12/10/28	300,000	261,342
3.400%, 3/7/29	750,000	700,881
4.300%, 5/17/30	500,000	487,580
1.450%, 6/24/30	895,000	729,873
2.150%, 12/10/31	570,000	470,505
4.500%, 5/17/33	295,000	291,814
Novartis Capital Corp. 1.750%, 2/14/25	750,000	711,112
2.000%, 2/14/27 (x)	750,000	687,185
3.100%, 5/17/27	1,000,000	948,776
Pfizer Investment Enterprises Pte. Ltd. 4.650%, 5/19/25	560,000	554,619
4.450%, 5/19/26	1,170,000	1,154,731
4.450%, 5/19/28	2,000,000	1,964,748
4.650%, 5/19/30	1,500,000	1,482,878
4.750%, 5/19/33	1,195,000	1,191,021
Pfizer, Inc. 0.800%, 5/28/25	315,000	291,520
2.750%, 6/3/26	1,000,000	944,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.600%, 9/15/28	$1,350,000	$1,290,651
3.450%, 3/15/29	1,000,000	940,005
1.700%, 5/28/30	250,000	206,942
1.750%, 8/18/31	490,000	396,636
Royalty Pharma plc 1.200%, 9/2/25	715,000	644,393
1.750%, 9/2/27	455,000	390,356
2.200%, 9/2/30	415,000	332,982
Sanofi 3.625%, 6/19/28	750,000	721,159
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26	2,450,000	2,297,398
Takeda Pharmaceutical Co. Ltd. 5.000%, 11/26/28	1,000,000	990,230
2.050%, 3/31/30	470,000	389,380
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	750,000	711,714
Viatris, Inc. 1.650%, 6/22/25	535,000	491,784
2.300%, 6/22/27	375,000	327,181
2.700%, 6/22/30	885,000	714,261
Zoetis, Inc. 4.500%, 11/13/25	750,000	737,561
3.000%, 9/12/27 (x)	500,000	465,151
3.900%, 8/20/28	350,000	335,870
2.000%, 5/15/30	500,000	415,246

		42,972,067

Total Health Care		135,119,701

Industrials (2.0%)
Aerospace & Defense (0.5%)
Boeing Co. (The) 2.850%, 10/30/24	300,000	287,845
4.875%, 5/1/25	1,430,000	1,407,926
2.600%, 10/30/25 (x)	650,000	605,136
2.750%, 2/1/26	600,000	558,582
2.196%, 2/4/26	1,250,000	1,146,384
3.100%, 5/1/26	500,000	467,994
2.250%, 6/15/26	300,000	272,353
2.700%, 2/1/27 (x)	365,000	332,928
5.040%, 5/1/27	1,500,000	1,480,869
3.250%, 2/1/28 (x)	600,000	548,127
3.450%, 11/1/28	300,000	270,228
3.200%, 3/1/29	500,000	447,000
2.950%, 2/1/30	750,000	650,316
5.150%, 5/1/30	1,000,000	990,294
General Dynamics Corp. 2.375%, 11/15/24 (x)	500,000	479,225
3.500%, 5/15/25	750,000	727,689
1.150%, 6/1/26	415,000	374,148
2.125%, 8/15/26	750,000	690,866
3.750%, 5/15/28	805,000	769,072
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,000,000	836,978
L3Harris Technologies, Inc. 3.832%, 4/27/25	200,000	193,694
3.850%, 12/15/26	245,000	233,416
4.400%, 6/15/28	1,750,000	1,676,428
Leidos, Inc. 3.625%, 5/15/25	120,000	114,974
4.375%, 5/15/30	95,000	87,284
5.750%, 3/15/33	375,000	370,924
Lockheed Martin Corp. 3.550%, 1/15/26	624,000	605,041
4.450%, 5/15/28	480,000	472,390
Northrop Grumman Corp. 2.930%, 1/15/25	1,000,000	960,635
3.250%, 1/15/28	1,500,000	1,396,000
Precision Castparts Corp. 3.250%, 6/15/25	750,000	721,061
Raytheon Technologies Corp. 3.950%, 8/16/25	375,000	367,357
3.500%, 3/15/27	715,000	677,597
3.125%, 5/4/27 (x)	1,250,000	1,166,551
1.900%, 9/1/31	1,520,000	1,209,096
2.375%, 3/15/32	750,000	612,291
5.150%, 2/27/33	290,000	292,982
Textron, Inc. 3.875%, 3/1/25	285,000	276,462
4.000%, 3/15/26	175,000	169,002
3.650%, 3/15/27	250,000	234,242

		25,181,387

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc. 4.200%, 4/15/28 (x)	500,000	478,665
FedEx Corp. 3.250%, 4/1/26	500,000	477,577
3.400%, 2/15/28	500,000	464,879
4.200%, 10/17/28	500,000	479,600
3.100%, 8/5/29	750,000	670,586
United Parcel Service, Inc. 2.200%, 9/1/24	150,000	144,502
2.800%, 11/15/24	500,000	483,171
3.050%, 11/15/27	750,000	705,669
3.400%, 3/15/29	310,000	290,956
2.500%, 9/1/29	150,000	131,950
4.875%, 3/3/33	290,000	292,593

		4,620,148

Building Products (0.2%)
Carlisle Cos., Inc. 3.500%, 12/1/24	530,000	511,511
Carrier Global Corp. 2.493%, 2/15/27	830,000	753,318
2.722%, 2/15/30	1,570,000	1,346,919
Fortune Brands Innovations, Inc. 4.000%, 6/15/25	350,000	337,848
3.250%, 9/15/29	350,000	304,602
4.000%, 3/25/32	500,000	442,274
5.875%, 6/1/33	315,000	315,671
Johnson Controls International plc 3.625%, 7/2/24(e)	200,000	195,987
1.750%, 9/15/30	265,000	214,088
2.000%, 9/16/31	585,000	465,142
Lennox International, Inc. 1.350%, 8/1/25	135,000	123,021
1.700%, 8/1/27	100,000	86,870
Masco Corp. 1.500%, 2/15/28	375,000	318,073
2.000%, 10/1/30	500,000	393,619
2.000%, 2/15/31	500,000	392,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Owens Corning 4.200%, 12/1/24	$300,000	$293,852
3.400%, 8/15/26	285,000	268,701
3.950%, 8/15/29	250,000	232,083
Trane Technologies Financing Ltd. 5.250%, 3/3/33	135,000	136,325
Trane Technologies Luxembourg Finance SA 3.500%, 3/21/26	500,000	473,764
3.800%, 3/21/29	500,000	465,552

		8,072,181

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2 3.450%, 5/1/25	115,000	111,490
3.700%, 4/1/27	600,000	577,641
4.000%, 5/1/32	500,000	473,997
RELX Capital, Inc. 4.000%, 3/18/29	750,000	714,606
3.000%, 5/22/30	250,000	221,896
4.750%, 5/20/32	105,000	101,981
Republic Services, Inc. 2.500%, 8/15/24	235,000	226,678
0.875%, 11/15/25 (x)	200,000	180,124
3.375%, 11/15/27 (x)	275,000	258,298
3.950%, 5/15/28	750,000	718,253
4.875%, 4/1/29	555,000	554,040
Waste Connections, Inc. 3.500%, 5/1/29	750,000	688,778
Waste Management, Inc. 0.750%, 11/15/25	135,000	121,714
3.150%, 11/15/27	750,000	701,823
1.150%, 3/15/28	195,000	164,594
2.000%, 6/1/29 (x)	250,000	212,870
4.625%, 2/15/30 (x)	500,000	492,053
4.150%, 4/15/32 (x)	1,000,000	950,770
4.625%, 2/15/33	500,000	488,525

		7,960,131

Construction & Engineering (0.0%)†
Quanta Services, Inc. 0.950%, 10/1/24	160,000	150,099
2.900%, 10/1/30	1,000,000	840,155

		990,254

Electrical Equipment (0.1%)
Eaton Corp. 3.103%, 9/15/27	500,000	468,829
4.350%, 5/18/28	310,000	303,740
Emerson Electric Co. 3.150%, 6/1/25	350,000	336,068
0.875%, 10/15/26 (x)	665,000	584,269
1.800%, 10/15/27	235,000	207,778
2.000%, 12/21/28	600,000	517,789
2.200%, 12/21/31	600,000	495,147
Hubbell, Inc. 3.150%, 8/15/27	150,000	138,382
3.500%, 2/15/28	500,000	463,993
2.300%, 3/15/31	290,000	236,453
Rockwell Automation, Inc. 2.875%, 3/1/25	500,000	479,896
3.500%, 3/1/29	300,000	281,592
1.750%, 8/15/31 (x)	200,000	160,385

		4,674,321

Ground Transportation (0.3%)
Burlington Northern Santa Fe LLC 3.400%, 9/1/24	500,000	487,532
3.000%, 4/1/25	750,000	721,125
3.650%, 9/1/25	500,000	483,425
3.250%, 6/15/27 (x)	400,000	378,792
Canadian National Railway Co. 2.950%, 11/21/24	250,000	240,225
3.850%, 8/5/32	500,000	465,191
Canadian Pacific Railway Co. 1.350%, 12/2/24	570,000	535,475
2.900%, 2/1/25	1,000,000	957,781
1.750%, 12/2/26	290,000	259,942
2.875%, 11/15/29	310,000	273,709
2.050%, 3/5/30	180,000	151,053
2.450%, 12/2/31	335,000	294,107
CSX Corp. 3.350%, 11/1/25	500,000	477,486
2.600%, 11/1/26	750,000	691,582
3.250%, 6/1/27	550,000	517,203
JB Hunt Transport Services, Inc. 3.875%, 3/1/26	500,000	480,614
Norfolk Southern Corp. 2.900%, 6/15/26	500,000	468,111
3.150%, 6/1/27	365,000	340,696
2.550%, 11/1/29	500,000	430,854
Ryder System, Inc. 2.500%, 9/1/24	385,000	369,732
3.350%, 9/1/25 (x)	500,000	474,565
1.750%, 9/1/26	310,000	276,393
2.900%, 12/1/26 (x)	220,000	200,524
2.850%, 3/1/27	145,000	132,205
4.300%, 6/15/27	250,000	240,242
5.650%, 3/1/28	750,000	749,655
5.250%, 6/1/28	355,000	350,791
Union Pacific Corp. 3.750%, 7/15/25	625,000	606,655
3.250%, 8/15/25	250,000	240,338
4.750%, 2/21/26	125,000	124,017
2.750%, 3/1/26	250,000	235,980
2.150%, 2/5/27	500,000	455,494
3.700%, 3/1/29 (x)	530,000	505,467
2.400%, 2/5/30	430,000	372,901
2.375%, 5/20/31	470,000	397,166
2.800%, 2/14/32	350,000	300,721

		14,687,749

Industrial Conglomerates (0.1%)
3M Co. 3.000%, 8/7/25 (x)	750,000	714,796
2.250%, 9/19/26	500,000	456,714
2.875%, 10/15/27 (x)	500,000	456,998
3.625%, 9/14/28	500,000	465,304
2.375%, 8/26/29	750,000	641,971
Honeywell International, Inc. 2.300%, 8/15/24	500,000	483,149
1.350%, 6/1/25	500,000	466,052
4.250%, 1/15/29	475,000	461,273
2.700%, 8/15/29	295,000	261,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
1.950%, 6/1/30	$1,000,000	$838,958
1.750%, 9/1/31	960,000	768,986
Pentair Finance Sarl 4.500%, 7/1/29	250,000	234,486
5.900%, 7/15/32	500,000	503,183

		6,753,822

Machinery (0.3%)
Caterpillar, Inc. 2.600%, 9/19/29 (x)	350,000	314,169
1.900%, 3/12/31 (x)	350,000	290,864
CNH Industrial Capital LLC 3.950%, 5/23/25	120,000	116,076
5.450%, 10/14/25	85,000	84,500
1.875%, 1/15/26	875,000	789,876
1.450%, 7/15/26	500,000	441,649
CNH Industrial NV 3.850%, 11/15/27	655,000	613,586
Cummins, Inc. 0.750%, 9/1/25	165,000	149,535
Dover Corp. 3.150%, 11/15/25	250,000	236,274
2.950%, 11/4/29	105,000	91,876
IDEX Corp. 3.000%, 5/1/30	250,000	217,989
Illinois Tool Works, Inc. 2.650%, 11/15/26 (x)	950,000	888,636
Kennametal, Inc. 4.625%, 6/15/28	250,000	237,222
nVent Finance Sarl 2.750%, 11/15/31	500,000	399,002
5.650%, 5/15/33	500,000	488,979
Oshkosh Corp. 4.600%, 5/15/28 (x)	250,000	240,614
Otis Worldwide Corp. 2.293%, 4/5/27 (x)	800,000	723,713
2.565%, 2/15/30	925,000	796,326
Parker-Hannifin Corp. 3.300%, 11/21/24	600,000	578,739
4.250%, 9/15/27 (x)	355,000	343,464
3.250%, 6/14/29	270,000	245,430
4.500%, 9/15/29	250,000	242,078
Stanley Black & Decker, Inc. 2.300%, 2/24/25 (x)	265,000	250,691
3.400%, 3/1/26	355,000	336,032
6.272%, 3/6/26 (x)	500,000	501,526
6.000%, 3/6/28 (x)	500,000	513,762
4.250%, 11/15/28 (x)	350,000	332,958
3.000%, 5/15/32 (x)	285,000	236,837
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60 (k)(x)	310,000	233,663
Westinghouse Air Brake Technologies Corp. 3.200%, 6/15/25	180,000	170,418
3.450%, 11/15/26	500,000	466,277
4.950%, 9/15/28(e)	750,000	721,900
Xylem, Inc. 3.250%, 11/1/26	570,000	535,778
1.950%, 1/30/28 (x)	350,000	306,573

		13,137,012

Passenger Airlines (0.0%)†
Southwest Airlines Co. 5.250%, 5/4/25	765,000	755,162
3.000%, 11/15/26 (x)	250,000	229,390
5.125%, 6/15/27	850,000	842,418
3.450%, 11/16/27 (x)	250,000	231,049
2.625%, 2/10/30 (x)	350,000	296,225

		2,354,244

Professional Services (0.1%)
Automatic Data Processing, Inc. 3.375%, 9/15/25 (x)	500,000	482,632
1.700%, 5/15/28	485,000	424,945
Broadridge Financial Solutions, Inc. 3.400%, 6/27/26	350,000	329,044
2.900%, 12/1/29 (x)	500,000	426,995
2.600%, 5/1/31	1,000,000	817,213
Equifax, Inc. 2.600%, 12/1/24 (x)	250,000	238,006
5.100%, 12/15/27	565,000	559,252
5.100%, 6/1/28	750,000	739,213
Thomson Reuters Corp. 3.350%, 5/15/26	570,000	540,665
Verisk Analytics, Inc. 4.000%, 6/15/25	400,000	387,745
4.125%, 3/15/29	500,000	474,501

		5,420,211

Trading Companies & Distributors (0.1%)
Air Lease Corp. 0.800%, 8/18/24	415,000	390,872
4.250%, 9/15/24	1,000,000	975,626
2.300%, 2/1/25	350,000	329,418
3.375%, 7/1/25	235,000	222,566
2.875%, 1/15/26 (x)	790,000	730,179
3.750%, 6/1/26	375,000	353,447
1.875%, 8/15/26 (x)	375,000	332,157
2.200%, 1/15/27	750,000	664,721
5.850%, 12/15/27	500,000	499,154
5.300%, 2/1/28	250,000	245,427
2.100%, 9/1/28	455,000	378,342
3.000%, 2/1/30	250,000	205,806
3.125%, 12/1/30	350,000	289,287
2.875%, 1/15/32	750,000	599,352
Aircastle Ltd. 4.250%, 6/15/26	235,000	220,663
GATX Corp. 3.250%, 3/30/25	400,000	379,860
WW Grainger, Inc. 1.850%, 2/15/25	350,000	331,501

		7,148,378

Total Industrials		100,999,838

Information Technology (2.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc. 3.500%, 6/15/25	425,000	411,601
2.950%, 2/28/26	750,000	718,900
Juniper Networks, Inc. 1.200%, 12/10/25	210,000	187,228
3.750%, 8/15/29	500,000	450,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 12/10/30	$320,000	$247,972
Motorola Solutions, Inc. 4.600%, 2/23/28	550,000	532,382
4.600%, 5/23/29	350,000	337,410
2.750%, 5/24/31	1,500,000	1,227,285
5.600%, 6/1/32	500,000	494,560

		4,607,856

Electronic Equipment, Instruments & Components (0.3%)
Allegion US Holding Co., Inc. 3.200%, 10/1/24	500,000	479,801
3.550%, 10/1/27	500,000	461,249
5.411%, 7/1/32	200,000	196,018
Amphenol Corp. 2.050%, 3/1/25	1,000,000	942,158
4.750%, 3/30/26	65,000	64,110
2.200%, 9/15/31	440,000	357,279
Arrow Electronics, Inc. 3.250%, 9/8/24	300,000	289,725
6.125%, 3/1/26	375,000	374,057
Avnet, Inc. 4.625%, 4/15/26	500,000	481,976
6.250%, 3/15/28	500,000	503,955
3.000%, 5/15/31 (x)	500,000	397,914
5.500%, 6/1/32 (x)	100,000	94,819
CDW LLC 2.670%, 12/1/26 (x)	715,000	638,137
3.276%, 12/1/28	535,000	463,251
3.569%, 12/1/31 (x)	750,000	631,133
Flex Ltd. 4.750%, 6/15/25 (x)	800,000	780,240
3.750%, 2/1/26	500,000	476,040
4.875%, 6/15/29	350,000	331,425
4.875%, 5/12/30	665,000	643,075
Jabil, Inc. 1.700%, 4/15/26	185,000	165,304
4.250%, 5/15/27	375,000	356,755
3.950%, 1/12/28 (x)	270,000	251,108
5.450%, 2/1/29	315,000	312,690
3.600%, 1/15/30	150,000	133,653
Keysight Technologies, Inc. 4.550%, 10/30/24	600,000	589,553
4.600%, 4/6/27 (x)	465,000	456,976
3.000%, 10/30/29	250,000	217,835
Teledyne Technologies, Inc. 1.600%, 4/1/26	500,000	451,606
2.250%, 4/1/28	500,000	435,870
Trimble, Inc. 4.750%, 12/1/24	350,000	343,730
4.900%, 6/15/28	450,000	439,023
Tyco Electronics Group SA 3.450%, 8/1/24	335,000	325,590
4.500%, 2/13/26	300,000	295,280
3.700%, 2/15/26	250,000	241,173
3.125%, 8/15/27	365,000	340,624
2.500%, 2/4/32	85,000	71,396
Vontier Corp. 1.800%, 4/1/26	310,000	275,246
2.400%, 4/1/28	500,000	414,868

		14,724,642

IT Services (0.2%)
Amdocs Ltd. 2.538%, 6/15/30	500,000	416,304
DXC Technology Co. 1.800%, 9/15/26	750,000	651,299
2.375%, 9/15/28 (x)	750,000	622,469
Genpact Luxembourg Sarl 3.375%, 12/1/24	250,000	240,090
1.750%, 4/10/26	200,000	179,292
International Business Machines Corp. 4.000%, 7/27/25	500,000	487,688
4.500%, 2/6/26	500,000	491,186
3.300%, 5/15/26	1,500,000	1,429,965
3.300%, 1/27/27	1,095,000	1,034,970
2.200%, 2/9/27	185,000	168,095
1.700%, 5/15/27 (x)	405,000	358,731
4.150%, 7/27/27	500,000	485,239
4.500%, 2/6/28	500,000	489,267
1.950%, 5/15/30	220,000	182,141
2.720%, 2/9/32	380,000	324,445
4.400%, 7/27/32 (x)	500,000	479,148
4.750%, 2/6/33	500,000	488,802

		8,529,131

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc. 3.924%, 6/1/32	65,000	61,421
Analog Devices, Inc. 3.500%, 12/5/26 (x)	500,000	479,255
3.450%, 6/15/27§	500,000	473,463
1.700%, 10/1/28	340,000	291,121
2.100%, 10/1/31	435,000	358,539
Applied Materials, Inc. 1.750%, 6/1/30	585,000	484,930
Broadcom, Inc. 3.459%, 9/15/26	260,000	245,206
1.950%, 2/15/28§	515,000	442,951
4.110%, 9/15/28	1,942,000	1,835,121
4.000%, 4/15/29§	250,000	230,364
5.000%, 4/15/30	4,500,000	4,411,826
2.450%, 2/15/31§	1,250,000	1,014,929
4.150%, 4/15/32§	200,000	179,989
Intel Corp. 3.700%, 7/29/25	1,795,000	1,740,956
4.875%, 2/10/26	115,000	114,603
2.600%, 5/19/26	500,000	470,530
3.150%, 5/11/27	1,000,000	936,943
3.750%, 8/5/27	500,000	477,707
4.875%, 2/10/28	375,000	373,428
2.450%, 11/15/29	1,605,000	1,381,978
5.125%, 2/10/30	355,000	356,466
3.900%, 3/25/30 (x)	1,000,000	941,402
2.000%, 8/12/31 (x)	750,000	610,956
4.150%, 8/5/32	500,000	474,973
5.200%, 2/10/33	335,000	338,086
KLA Corp. 4.100%, 3/15/29	625,000	599,508
4.650%, 7/15/32 (x)	440,000	435,935
Lam Research Corp. 3.800%, 3/15/25	350,000	341,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 3/15/26	$750,000	$727,864
4.000%, 3/15/29	530,000	510,366
Marvell Technology, Inc. 1.650%, 4/15/26	335,000	300,896
2.450%, 4/15/28	335,000	291,422
4.875%, 6/22/28	350,000	339,777
2.950%, 4/15/31 (x)	290,000	242,060
Micron Technology, Inc. 4.975%, 2/6/26 (x)	350,000	344,281
4.185%, 2/15/27	375,000	358,214
5.375%, 4/15/28	500,000	494,899
5.327%, 2/6/29	350,000	343,826
6.750%, 11/1/29	500,000	519,725
2.703%, 4/15/32	220,000	173,153
5.875%, 2/9/33	315,000	313,237
NVIDIA Corp. 3.200%, 9/16/26	850,000	812,495
1.550%, 6/15/28	1,000,000	871,366
2.000%, 6/15/31	1,000,000	835,321
NXP BV 2.700%, 5/1/25	100,000	94,854
5.350%, 3/1/26	500,000	495,740
3.875%, 6/18/26	500,000	480,215
3.150%, 5/1/27	165,000	151,818
4.400%, 6/1/27	115,000	110,900
5.550%, 12/1/28	335,000	337,290
4.300%, 6/18/29	750,000	704,047
3.400%, 5/1/30	1,215,000	1,074,595
2.500%, 5/11/31	500,000	406,930
Qorvo, Inc. 1.750%, 12/15/24§	220,000	203,720
QUALCOMM, Inc. 3.250%, 5/20/27	1,500,000	1,419,686
2.150%, 5/20/30	500,000	428,297
4.250%, 5/20/32 (x)	260,000	252,735
Texas Instruments, Inc. 1.375%, 3/12/25	105,000	98,553
1.125%, 9/15/26 (x)	335,000	298,465
2.900%, 11/3/27	355,000	330,502
4.600%, 2/15/28	55,000	55,045
2.250%, 9/4/29	320,000	278,628
1.900%, 9/15/31 (x)	600,000	491,253
3.650%, 8/16/32	140,000	129,621
4.900%, 3/14/33	650,000	663,132
TSMC Arizona Corp. 3.875%, 4/22/27 (x)	460,000	440,850
4.125%, 4/22/29	500,000	477,710
4.250%, 4/22/32 (x)	345,000	331,952

		37,339,245

Software (0.5%)
Adobe, Inc. 1.900%, 2/1/25 (x)	470,000	446,222
2.150%, 2/1/27	465,000	426,956
Autodesk, Inc. 4.375%, 6/15/25	600,000	586,671
3.500%, 6/15/27	1,000,000	946,571
2.850%, 1/15/30	195,000	170,231
Cadence Design Systems, Inc. 4.375%, 10/15/24	175,000	172,368
Fortinet, Inc. 1.000%, 3/15/26	185,000	164,790
2.200%, 3/15/31 (x)	125,000	100,859
Intuit, Inc. 0.950%, 7/15/25	250,000	228,385
1.350%, 7/15/27	165,000	144,104
Microsoft Corp. 2.400%, 8/8/26	3,260,000	3,059,999
3.300%, 2/6/27	1,000,000	961,662
Oracle Corp. 2.950%, 11/15/24	750,000	722,612
5.800%, 11/10/25	145,000	146,585
1.650%, 3/25/26	680,000	617,328
2.650%, 7/15/26	2,805,000	2,590,594
3.250%, 11/15/27	1,000,000	928,181
4.500%, 5/6/28	610,000	593,048
6.150%, 11/9/29	295,000	307,362
2.950%, 4/1/30	5,000,000	4,347,814
4.650%, 5/6/30	1,000,000	965,807
4.900%, 2/6/33	525,000	508,429
Roper Technologies, Inc. 2.350%, 9/15/24	165,000	158,104
1.000%, 9/15/25	310,000	281,375
3.850%, 12/15/25	125,000	120,188
3.800%, 12/15/26	285,000	272,289
1.400%, 9/15/27	375,000	321,662
2.950%, 9/15/29	210,000	184,841
2.000%, 6/30/30	440,000	358,238
Salesforce, Inc. 0.625%, 7/15/24	415,000	394,595
3.700%, 4/11/28	375,000	360,386
1.500%, 7/15/28	650,000	558,369
1.950%, 7/15/31	1,200,000	986,618
ServiceNow, Inc. 1.400%, 9/1/30	2,000,000	1,577,856
VMware, Inc. 1.000%, 8/15/24 (x)	470,000	444,783
1.400%, 8/15/26	310,000	272,875
3.900%, 8/21/27	2,050,000	1,944,181
1.800%, 8/15/28	405,000	338,701

		27,711,639

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc. 2.750%, 1/13/25	750,000	722,639
2.500%, 2/9/25	1,000,000	959,830
1.125%, 5/11/25	500,000	465,950
0.550%, 8/20/25 (x)	1,000,000	912,363
0.700%, 2/8/26	1,000,000	901,056
4.421%, 5/8/26 (x)	355,000	353,427
2.450%, 8/4/26	1,675,000	1,568,000
2.050%, 9/11/26	750,000	690,573
3.350%, 2/9/27	1,500,000	1,438,533
3.200%, 5/11/27 (x)	923,000	881,007
3.000%, 6/20/27 (x)	2,060,000	1,949,860
1.200%, 2/8/28	1,000,000	865,635
4.000%, 5/10/28	355,000	348,191
1.400%, 8/5/28	1,000,000	862,498
3.250%, 8/8/29	750,000	700,549
2.200%, 9/11/29	750,000	657,060
4.150%, 5/10/30 (x)	225,000	221,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
1.650%, 5/11/30 (x)	$440,000	$369,583
3.350%, 8/8/32	750,000	697,526
4.300%, 5/10/33 (x)	500,000	496,681
Dell International LLC 4.000%, 7/15/24	500,000	492,037
5.850%, 7/15/25	1,000,000	1,003,209
6.020%, 6/15/26	445,000	451,398
4.900%, 10/1/26	1,300,000	1,281,092
5.250%, 2/1/28 (x)	250,000	249,096
5.300%, 10/1/29	1,500,000	1,479,617
Hewlett Packard Enterprise Co. 5.900%, 10/1/24	750,000	748,341
1.750%, 4/1/26	600,000	546,039
6.102%, 4/1/26	500,000	501,208
5.250%, 7/1/28	500,000	494,595
HP, Inc. 1.450%, 6/17/26 (x)	750,000	671,879
4.750%, 1/15/28	500,000	486,719
3.400%, 6/17/30	750,000	656,576
2.650%, 6/17/31	750,000	603,414
4.200%, 4/15/32	500,000	448,181
NetApp, Inc. 3.300%, 9/29/24	500,000	483,683
1.875%, 6/22/25	215,000	199,489
2.375%, 6/22/27	300,000	271,603
2.700%, 6/22/30	300,000	251,365
Teledyne FLIR LLC 2.500%, 8/1/30	250,000	206,318
Western Digital Corp. 2.850%, 2/1/29	500,000	395,875

		27,983,777

Total Information Technology		120,896,290

Materials (0.9%)
Chemicals (0.4%)
Air Products and Chemicals, Inc. 3.350%, 7/31/24	750,000	730,544
1.500%, 10/15/25 (x)	130,000	120,039
1.850%, 5/15/27	195,000	175,074
2.050%, 5/15/30 (x)	125,000	105,847
4.800%, 3/3/33	500,000	502,361
Albemarle Corp. 4.650%, 6/1/27 (x)	250,000	243,473
5.050%, 6/1/32	250,000	241,348
Cabot Corp. 4.000%, 7/1/29	500,000	460,267
5.000%, 6/30/32	200,000	190,630
Celanese US Holdings LLC 5.900%, 7/5/24	500,000	498,902
6.050%, 3/15/25	500,000	497,703
1.400%, 8/5/26	250,000	216,649
6.165%, 7/15/27	500,000	498,097
6.330%, 7/15/29	500,000	496,072
6.379%, 7/15/32 (x)	500,000	502,581
Dow Chemical Co. (The) 4.800%, 11/30/28	500,000	494,386
DuPont de Nemours, Inc. 4.493%, 11/15/25	1,150,000	1,125,233
4.725%, 11/15/28	1,000,000	981,671
Eastman Chemical Co. 5.750%, 3/8/33	750,000	746,799
Ecolab, Inc. 2.700%, 11/1/26 (x)	215,000	201,523
1.650%, 2/1/27	1,000,000	887,375
EIDP, Inc. 1.700%, 7/15/25	145,000	134,522
4.500%, 5/15/26	355,000	348,074
4.800%, 5/15/33	500,000	488,193
FMC Corp. 5.150%, 5/18/26	315,000	309,954
3.200%, 10/1/26	350,000	324,422
5.650%, 5/18/33	500,000	487,589
International Flavors & Fragrances, Inc. 4.450%, 9/26/28	385,000	358,228
Linde, Inc. 4.700%, 12/5/25	500,000	495,877
3.200%, 1/30/26	350,000	333,558
1.100%, 8/10/30 (x)	500,000	396,971
LYB International Finance III LLC 1.250%, 10/1/25	241,000	217,692
2.250%, 10/1/30 (x)	270,000	220,482
5.625%, 5/15/33	500,000	497,651
Mosaic Co. (The) 4.050%, 11/15/27 (x)	750,000	713,626
NewMarket Corp. 2.700%, 3/18/31	500,000	406,769
Nutrien Ltd. 4.000%, 12/15/26 (x)	500,000	478,387
4.900%, 3/27/28	235,000	229,858
4.200%, 4/1/29 (x)	280,000	263,997
2.950%, 5/13/30	500,000	434,087
PPG Industries, Inc. 2.400%, 8/15/24	250,000	240,161
1.200%, 3/15/26	510,000	456,692
2.800%, 8/15/29	250,000	220,742
RPM International, Inc. 3.750%, 3/15/27	350,000	327,871
4.550%, 3/1/29 (x)	500,000	467,469
2.950%, 1/15/32	470,000	373,572
Sherwin-Williams Co. (The) 4.050%, 8/8/24	175,000	171,969
4.250%, 8/8/25	175,000	170,843
3.950%, 1/15/26	500,000	478,701
3.450%, 6/1/27	750,000	707,058
2.950%, 8/15/29	500,000	440,548
Westlake Corp. 0.875%, 8/15/24	135,000	126,745
3.600%, 8/15/26	500,000	470,821
3.375%, 6/15/30	280,000	242,985

		21,952,688

Construction Materials (0.1%)
Eagle Materials, Inc. 2.500%, 7/1/31	375,000	303,966
Martin Marietta Materials, Inc. 4.250%, 7/2/24	285,000	280,305
3.450%, 6/1/27	321,000	300,619
3.500%, 12/15/27 (x)	500,000	465,157
2.400%, 7/15/31 (x)	250,000	202,700
Series CB 2.500%, 3/15/30	235,000	197,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Vulcan Materials Co. 4.500%, 4/1/25	$1,250,000	$1,225,653
5.800%, 3/1/26	335,000	335,780
3.900%, 4/1/27 (x)	130,000	124,918

		3,436,970

Containers & Packaging (0.1%)
Amcor Finance USA, Inc. 5.625%, 5/26/33	320,000	315,718
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	165,000	159,033
3.100%, 9/15/26	500,000	452,828
2.630%, 6/19/30	220,000	182,138
2.690%, 5/25/31	490,000	398,490
Avery Dennison Corp. 0.850%, 8/15/24 (x)	290,000	273,362
4.875%, 12/6/28	300,000	293,098
5.750%, 3/15/33	250,000	254,603
Berry Global, Inc. 1.570%, 1/15/26	1,125,000	1,009,631
1.650%, 1/15/27	500,000	430,260
5.500%, 4/15/28§	250,000	245,910
Packaging Corp. of America 3.400%, 12/15/27	360,000	334,720
Sonoco Products Co. 1.800%, 2/1/25	395,000	370,704
2.250%, 2/1/27 (x)	415,000	366,581
WRKCo., Inc. 3.000%, 9/15/24	500,000	481,850
3.750%, 3/15/25	500,000	480,585
4.650%, 3/15/26	550,000	533,708
4.000%, 3/15/28	500,000	465,989
3.900%, 6/1/28 (x)	175,000	163,032

		7,212,240

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc 3.375%, 11/1/28 (x)	385,000	336,914
3.750%, 10/1/30	200,000	170,474
BHP Billiton Finance USA Ltd. 4.875%, 2/27/26	500,000	497,486
4.750%, 2/28/28	500,000	496,088
4.900%, 2/28/33 (x)	530,000	528,074
Freeport-McMoRan, Inc. 4.550%, 11/14/24	1,500,000	1,471,070
4.625%, 8/1/30	1,500,000	1,411,566
Kinross Gold Corp. 6.250%, 7/15/33§	500,000	490,005
Nucor Corp. 3.950%, 5/23/25	140,000	135,736
2.000%, 6/1/25	100,000	93,363
4.300%, 5/23/27	500,000	485,035
3.950%, 5/1/28	1,350,000	1,279,917
Reliance Steel & Aluminum Co. 1.300%, 8/15/25	310,000	282,963
2.150%, 8/15/30	275,000	223,827
Rio Tinto Finance USA plc 5.000%, 3/9/33	750,000	753,511
Southern Copper Corp. 3.875%, 4/23/25	300,000	290,430
Steel Dynamics, Inc. 2.800%, 12/15/24	500,000	477,800
2.400%, 6/15/25	465,000	433,930
1.650%, 10/15/27	190,000	161,345
Vale Overseas Ltd. 3.750%, 7/8/30	1,190,000	1,044,386
6.125%, 6/12/33	375,000	375,810

		11,439,730

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA 3.875%, 11/2/27	500,000	459,340
Fibria Overseas Finance Ltd. 5.500%, 1/17/27	625,000	625,300
Suzano Austria GmbH 2.500%, 9/15/28	210,000	178,116
6.000%, 1/15/29 (x)	1,000,000	992,400
5.000%, 1/15/30	2,000,000	1,866,540

		4,121,696

Total Materials		48,163,324

Real Estate (1.6%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	1,500,000	1,373,358
5.550%, 1/15/28	500,000	488,692
GLP Capital LP (REIT) 3.350%, 9/1/24	570,000	549,537
5.250%, 6/1/25	505,000	492,728
5.375%, 4/15/26	750,000	731,520
5.750%, 6/1/28	385,000	374,182
3.250%, 1/15/32	250,000	200,000
Simon Property Group LP (REIT) 2.000%, 9/13/24	500,000	476,948
3.500%, 9/1/25	820,000	785,578
3.250%, 11/30/26	500,000	468,138
3.375%, 6/15/27	1,750,000	1,630,337
3.375%, 12/1/27	750,000	691,157
1.750%, 2/1/28	500,000	427,303
2.450%, 9/13/29	750,000	631,377
2.650%, 7/15/30	500,000	423,961
STORE Capital Corp. (REIT) 4.500%, 3/15/28	275,000	239,774
4.625%, 3/15/29	250,000	209,857
2.750%, 11/18/30	250,000	180,601
2.700%, 12/1/31	500,000	346,684
Vornado Realty LP (REIT) 3.500%, 1/15/25	550,000	517,857
2.150%, 6/1/26	90,000	76,313
3.400%, 6/1/31	135,000	95,335
WP Carey, Inc. (REIT) 4.000%, 2/1/25	300,000	290,744
4.250%, 10/1/26	400,000	383,138
3.850%, 7/15/29	250,000	225,979

		12,311,098

Health Care REITs (0.2%)
Healthcare Realty Holdings LP (REIT) 3.500%, 8/1/26	425,000	390,643
Healthpeak OP LLC (REIT) 3.400%, 2/1/25	31,000	29,782
3.250%, 7/15/26	175,000	162,993
1.350%, 2/1/27 (x)	1,000,000	865,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 12/1/28	$795,000	$668,726
3.500%, 7/15/29 (x)	200,000	178,864
5.250%, 12/15/32	375,000	363,671
National Health Investors, Inc. (REIT) 3.000%, 2/1/31	150,000	114,691
Omega Healthcare Investors, Inc. (REIT) 4.500%, 1/15/25	450,000	431,367
Physicians Realty LP (REIT) 4.300%, 3/15/27	250,000	234,517
Sabra Health Care LP (REIT) 3.900%, 10/15/29	750,000	609,750
Ventas Realty LP (REIT) 2.650%, 1/15/25	1,000,000	940,239
3.250%, 10/15/26	800,000	731,554
Welltower OP LLC (REIT) 2.700%, 2/15/27	250,000	226,134
4.250%, 4/15/28	1,225,000	1,152,550
2.050%, 1/15/29	1,165,000	966,310

		8,067,097

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
Series E 4.000%, 6/15/25	310,000	297,867

Industrial REITs (0.1%)
Prologis LP (REIT) 3.250%, 6/30/26	750,000	709,806
3.250%, 10/1/26	300,000	283,426
2.125%, 4/15/27	500,000	450,268
3.375%, 12/15/27 (x)	680,000	633,886
4.875%, 6/15/28	500,000	496,272
4.000%, 9/15/28 (x)	300,000	287,214
4.375%, 2/1/29	155,000	148,522
2.875%, 11/15/29	185,000	162,050
1.750%, 7/1/30	200,000	160,539
2.250%, 1/15/32 (x)	500,000	402,835
Rexford Industrial Realty LP (REIT) 2.125%, 12/1/30	250,000	196,911
2.150%, 9/1/31	200,000	155,680

		4,087,409

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT) 3.450%, 4/30/25	750,000	717,512
3.800%, 4/15/26	250,000	238,858
Boston Properties LP (REIT) 3.200%, 1/15/25	1,750,000	1,659,397
3.400%, 6/21/29	750,000	629,026
3.250%, 1/30/31	1,500,000	1,219,790
Brandywine Operating Partnership LP (REIT) 4.100%, 10/1/24 (x)	250,000	239,832
3.950%, 11/15/27	300,000	237,782
4.550%, 10/1/29	250,000	182,656
Corporate Office Properties LP (REIT) 2.250%, 3/15/26	270,000	238,615
2.000%, 1/15/29	425,000	323,069
Hudson Pacific Properties LP (REIT) 5.950%, 2/15/28	600,000	481,808
Kilroy Realty LP (REIT) 3.450%, 12/15/24	350,000	331,624
4.375%, 10/1/25	400,000	372,730
4.750%, 12/15/28	350,000	305,767
Piedmont Operating Partnership LP (REIT) 3.150%, 8/15/30	500,000	365,155

		7,543,621

Real Estate Management & Development (0.0%)†
CBRE Services, Inc. 4.875%, 3/1/26	1,500,000	1,456,844
2.500%, 4/1/31	250,000	199,984

		1,656,828

Residential REITs (0.3%)
American Homes 4 Rent LP (REIT) 4.250%, 2/15/28	500,000	469,604
2.375%, 7/15/31	160,000	126,847
3.625%, 4/15/32	350,000	301,523
AvalonBay Communities, Inc. (REIT) 3.500%, 11/15/25	250,000	238,765
2.950%, 5/11/26	1,000,000	941,380
2.900%, 10/15/26	250,000	231,788
3.350%, 5/15/27	175,000	163,107
1.900%, 12/1/28	1,250,000	1,057,803
Camden Property Trust (REIT) 4.100%, 10/15/28	215,000	203,157
ERP Operating LP (REIT) 3.375%, 6/1/25	1,000,000	960,534
3.250%, 8/1/27	355,000	326,091
4.150%, 12/1/28 (x)	300,000	285,132
1.850%, 8/1/31	200,000	156,660
Essex Portfolio LP (REIT) 3.500%, 4/1/25	650,000	625,307
3.375%, 4/15/26	250,000	235,790
1.700%, 3/1/28	625,000	527,007
4.000%, 3/1/29	500,000	460,982
Invitation Homes Operating Partnership LP (REIT) 2.300%, 11/15/28	375,000	318,057
4.150%, 4/15/32	250,000	223,717
Mid-America Apartments LP (REIT) 4.000%, 11/15/25	350,000	338,916
1.100%, 9/15/26	165,000	143,899
3.600%, 6/1/27	500,000	472,556
3.950%, 3/15/29	750,000	703,587
Spirit Realty LP (REIT) 3.200%, 1/15/27	500,000	449,312
2.100%, 3/15/28	500,000	418,504
4.000%, 7/15/29	225,000	198,814
Sun Communities Operating LP (REIT) 2.300%, 11/1/28	310,000	260,288
2.700%, 7/15/31	185,000	145,669
4.200%, 4/15/32	250,000	217,182
5.700%, 1/15/33	250,000	243,605
Tanger Properties LP (REIT) 3.125%, 9/1/26	500,000	442,313
2.750%, 9/1/31	200,000	144,927
UDR, Inc. (REIT) 2.950%, 9/1/26	125,000	114,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 7/1/27	$350,000	$326,311
3.200%, 1/15/30	1,000,000	882,478
3.000%, 8/15/31	150,000	126,716

		13,482,505

Retail REITs (0.2%)
Agree LP (REIT) 2.000%, 6/15/28	320,000	266,058
Brixmor Operating Partnership LP (REIT) 3.850%, 2/1/25	355,000	340,351
4.125%, 6/15/26	275,000	256,689
3.900%, 3/15/27	250,000	229,250
2.250%, 4/1/28	175,000	146,922
4.125%, 5/15/29	375,000	333,669
4.050%, 7/1/30 (x)	375,000	336,787
2.500%, 8/16/31	250,000	193,647
Federal Realty OP LP (REIT) 1.250%, 2/15/26	250,000	223,127
3.250%, 7/15/27	500,000	452,953
5.375%, 5/1/28	500,000	487,844
3.200%, 6/15/29	500,000	432,460
Kimco Realty OP LLC (REIT) 3.300%, 2/1/25	610,000	582,598
1.900%, 3/1/28	200,000	167,990
Kite Realty Group LP (REIT) 4.000%, 10/1/26	250,000	226,283
NNN REIT, Inc. (REIT) 4.000%, 11/15/25	200,000	190,271
3.600%, 12/15/26	250,000	232,003
4.300%, 10/15/28	665,000	617,891
Realty Income Corp. (REIT) 3.875%, 4/15/25	750,000	727,177
4.625%, 11/1/25	500,000	492,200
5.050%, 1/13/26	55,000	54,584
0.750%, 3/15/26	390,000	342,481
4.875%, 6/1/26	485,000	478,840
4.125%, 10/15/26	725,000	694,770
3.950%, 8/15/27	320,000	303,659
2.200%, 6/15/28	500,000	431,953
4.700%, 12/15/28 (x)	350,000	339,639
3.250%, 6/15/29 (x)	350,000	312,342
4.850%, 3/15/30	155,000	149,589
5.625%, 10/13/32	250,000	252,420
Regency Centers LP (REIT) 3.600%, 2/1/27	360,000	337,644
4.125%, 3/15/28	500,000	465,409
2.950%, 9/15/29	250,000	213,245
SITE Centers Corp. (REIT) 3.625%, 2/1/25	216,000	203,323
4.700%, 6/1/27	165,000	151,481

		11,667,549

Specialized REITs (0.4%)
American Tower Corp. (REIT) 2.400%, 3/15/25	500,000	471,192
1.300%, 9/15/25 (x)	350,000	317,269
1.600%, 4/15/26	600,000	537,161
1.450%, 9/15/26 (x)	500,000	439,374
2.750%, 1/15/27	350,000	317,741
3.650%, 3/15/27	400,000	373,900
1.500%, 1/31/28	350,000	292,934
5.500%, 3/15/28	500,000	496,235
5.250%, 7/15/28	355,000	349,874
3.950%, 3/15/29	500,000	460,006
2.900%, 1/15/30	240,000	207,032
2.100%, 6/15/30	250,000	202,783
1.875%, 10/15/30	1,000,000	788,771
2.700%, 4/15/31	600,000	497,275
2.300%, 9/15/31	355,000	282,335
5.650%, 3/15/33	250,000	251,860
Crown Castle, Inc. (REIT) 3.200%, 9/1/24	500,000	484,520
1.350%, 7/15/25	100,000	91,467
4.450%, 2/15/26	2,165,000	2,104,615
3.700%, 6/15/26	165,000	156,568
1.050%, 7/15/26	750,000	656,472
2.900%, 3/15/27	970,000	886,392
3.650%, 9/1/27	750,000	700,650
5.000%, 1/11/28	180,000	176,519
4.800%, 9/1/28	415,000	402,307
CubeSmart LP (REIT) 3.125%, 9/1/26	250,000	230,270
2.250%, 12/15/28	500,000	420,446
4.375%, 2/15/29	150,000	140,665
Equinix, Inc. (REIT) 1.250%, 7/15/25 (x)	265,000	240,480
1.000%, 9/15/25 (x)	750,000	675,105
1.450%, 5/15/26	350,000	312,440
2.900%, 11/18/26 (x)	455,000	416,107
1.800%, 7/15/27	215,000	186,181
1.550%, 3/15/28	375,000	312,188
2.000%, 5/15/28	350,000	296,891
3.200%, 11/18/29	455,000	397,556
2.500%, 5/15/31	750,000	608,473
3.900%, 4/15/32 (x)	500,000	446,192
Extra Space Storage LP (REIT) 5.700%, 4/1/28	330,000	329,773
3.900%, 4/1/29	165,000	149,726
5.500%, 7/1/30	355,000	350,186
Life Storage LP (REIT) 3.875%, 12/15/27	400,000	370,806
4.000%, 6/15/29	500,000	450,391
2.400%, 10/15/31	350,000	276,859
LifeStorage LP (REIT) 3.500%, 7/1/26	500,000	468,317
Public Storage (REIT) 0.875%, 2/15/26 (x)	250,000	223,964
1.500%, 11/9/26	250,000	222,704
3.094%, 9/15/27	300,000	278,064
1.850%, 5/1/28	280,000	242,622
1.950%, 11/9/28	415,000	355,401
3.385%, 5/1/29	320,000	294,934
2.300%, 5/1/31	280,000	233,044
2.250%, 11/9/31	310,000	252,462
Weyerhaeuser Co. (REIT) 4.750%, 5/15/26	1,350,000	1,323,764

		22,451,263

Total Real Estate		81,565,237

Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc. 4.700%, 5/15/32	250,000	238,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
AEP Transmission Co. LLC 3.100%, 12/1/26	$250,000	$234,014
Alabama Power Co. 3.750%, 9/1/27	500,000	476,982
Series 20-A 1.450%, 9/15/30	500,000	394,171
American Electric Power Co., Inc. 3.200%, 11/13/27	400,000	368,292
2.300%, 3/1/30	150,000	124,171
5.625%, 3/1/33	190,000	193,370
Series J 4.300%, 12/1/28	500,000	477,217
Series N 1.000%, 11/1/25	315,000	284,363
Appalachian Power Co. 3.400%, 6/1/25	350,000	334,583
Series AA 2.700%, 4/1/31	500,000	415,067
Series BB 4.500%, 8/1/32	85,000	79,526
Arizona Public Service Co. 3.150%, 5/15/25	200,000	190,480
2.950%, 9/15/27	350,000	316,967
2.600%, 8/15/29	250,000	213,155
Atlantic City Electric Co. 4.000%, 10/15/28	350,000	332,063
2.300%, 3/15/31	250,000	206,789
Avangrid, Inc. 3.150%, 12/1/24	500,000	480,260
3.800%, 6/1/29	750,000	682,912
Baltimore Gas & Electric Co. 2.400%, 8/15/26	700,000	641,683
2.250%, 6/15/31	500,000	413,164
CenterPoint Energy Houston Electric LLC 4.950%, 4/1/33	200,000	197,858
Series AE 2.350%, 4/1/31	275,000	229,846
Series AG 3.000%, 3/1/32	200,000	172,331
Series Z 2.400%, 9/1/26	250,000	229,443
Cleco Corporate Holdings LLC 3.743%, 5/1/26 (e)	750,000	702,702
Commonwealth Edison Co. 3.700%, 8/15/28	220,000	207,051
Series 122 2.950%, 8/15/27	500,000	461,633
Connecticut Light & Power Co. (The)
Series A 0.750%, 12/1/25	250,000	224,282
3.200%, 3/15/27	250,000	234,907
2.050%, 7/1/31	500,000	405,650
DTE Electric Co.
Series A 1.900%, 4/1/28	320,000	279,098
3.000%, 3/1/32	250,000	215,095
Duke Energy Carolinas LLC 3.950%, 11/15/28	500,000	477,613
2.450%, 8/15/29	300,000	258,026
2.550%, 4/15/31 (x)	375,000	316,662
2.850%, 3/15/32	220,000	186,730
4.950%, 1/15/33	500,000	494,869
Duke Energy Corp. 0.900%, 9/15/25	310,000	281,817
3.150%, 8/15/27	750,000	691,389
4.300%, 3/15/28 (x)	375,000	358,683
3.400%, 6/15/29	310,000	279,748
2.450%, 6/1/30	250,000	209,275
2.550%, 6/15/31	750,000	616,931
4.500%, 8/15/32	355,000	333,517
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82 (k)	280,000	209,000
Duke Energy Florida LLC 3.200%, 1/15/27	650,000	614,812
3.800%, 7/15/28	750,000	712,366
1.750%, 6/15/30	215,000	174,347
2.400%, 12/15/31	390,000	319,488
Duke Energy Ohio, Inc. 5.250%, 4/1/33	35,000	34,995
Duke Energy Progress LLC 3.450%, 3/15/29	350,000	321,278
2.000%, 8/15/31	500,000	401,058
Edison International 3.550%, 11/15/24	200,000	192,908
4.700%, 8/15/25	500,000	488,064
5.750%, 6/15/27	40,000	39,930
4.125%, 3/15/28	500,000	465,215
5.250%, 11/15/28	285,000	276,847
6.950%, 11/15/29	100,000	104,911
Emera US Finance LP 3.550%, 6/15/26	665,000	629,389
2.639%, 6/15/31	335,000	266,367
Enel Americas SA 4.000%, 10/25/26 (x)	165,000	159,167
Enel Chile SA 4.875%, 6/12/28	750,000	717,375
Entergy Arkansas LLC 3.500%, 4/1/26	300,000	287,259
Entergy Corp. 0.900%, 9/15/25	950,000	853,090
2.950%, 9/1/26	300,000	276,990
1.900%, 6/15/28	1,165,000	994,255
Entergy Louisiana LLC 0.950%, 10/1/24 (x)	960,000	904,600
2.400%, 10/1/26	500,000	456,492
Evergy Kansas Central, Inc. 2.550%, 7/1/26	350,000	324,618
Evergy Metro, Inc. 4.950%, 4/15/33	315,000	309,301
Evergy, Inc. 2.450%, 9/15/24	335,000	320,384
2.900%, 9/15/29	500,000	436,468
Eversource Energy 4.750%, 5/15/26	250,000	244,879
2.900%, 3/1/27	200,000	184,486
4.600%, 7/1/27	350,000	340,814
5.450%, 3/1/28	725,000	727,860
2.550%, 3/15/31	500,000	416,070
3.375%, 3/1/32	200,000	173,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 5/15/33	$500,000	$489,678
Series H 3.150%, 1/15/25	150,000	144,108
Series L 2.900%, 10/1/24	500,000	481,190
Series Q 0.800%, 8/15/25	150,000	134,759
Series R 1.650%, 8/15/30 (x)	250,000	197,706
Series U 1.400%, 8/15/26	250,000	221,306
Exelon Corp. 3.400%, 4/15/26	500,000	474,606
2.750%, 3/15/27	500,000	457,020
5.150%, 3/15/28	150,000	148,795
3.350%, 3/15/32	500,000	433,226
5.300%, 3/15/33	300,000	297,226
Florida Power & Light Co. 4.450%, 5/15/26	250,000	246,849
5.050%, 4/1/28	585,000	589,509
4.400%, 5/15/28	375,000	366,305
4.625%, 5/15/30	500,000	491,269
4.800%, 5/15/33	500,000	496,061
Fortis, Inc. 3.055%, 10/4/26	750,000	691,129
Georgia Power Co. 3.250%, 4/1/26	350,000	331,135
3.250%, 3/30/27	500,000	464,855
4.650%, 5/16/28	500,000	488,734
4.700%, 5/15/32	250,000	241,116
4.950%, 5/17/33	500,000	492,926
Series A 2.200%, 9/15/24	350,000	334,315
Series B 2.650%, 9/15/29	350,000	301,735
Gulf Power Co.
Series A 3.300%, 5/30/27	250,000	235,862
Indiana Michigan Power Co. 3.850%, 5/15/28 (x)	1,250,000	1,182,949
Interstate Power & Light Co. 3.250%, 12/1/24	500,000	483,040
4.100%, 9/26/28	450,000	424,689
3.600%, 4/1/29	500,000	455,160
2.300%, 6/1/30	125,000	103,693
ITC Holdings Corp. 3.250%, 6/30/26	300,000	283,052
3.350%, 11/15/27	400,000	373,350
MidAmerican Energy Co. 3.500%, 10/15/24	300,000	292,514
3.100%, 5/1/27	1,000,000	930,664
3.650%, 4/15/29	850,000	787,772
Mississippi Power Co. 3.950%, 3/30/28 (x)	250,000	234,822
NextEra Energy Capital Holdings, Inc. 4.255%, 9/1/24	375,000	368,639
6.051%, 3/1/25 (k)	175,000	175,938
4.450%, 6/20/25	295,000	288,997
1.875%, 1/15/27	400,000	356,478
3.550%, 5/1/27 (x)	1,500,000	1,413,159
4.625%, 7/15/27	500,000	489,100
4.900%, 2/28/28	500,000	494,425
1.900%, 6/15/28	750,000	641,486
3.500%, 4/1/29	500,000	455,958
5.000%, 2/28/30	500,000	494,868
2.250%, 6/1/30	2,500,000	2,077,646
2.440%, 1/15/32	400,000	323,593
5.000%, 7/15/32	150,000	147,149
5.050%, 2/28/33	500,000	490,720
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79 (k)(x)	500,000	462,500
Northern States Power Co. 2.250%, 4/1/31 (x)	300,000	250,036
NSTAR Electric Co. 3.200%, 5/15/27	500,000	469,083
3.250%, 5/15/29	500,000	456,260
1.950%, 8/15/31	500,000	399,989
Ohio Power Co.
Series Q 1.625%, 1/15/31	235,000	183,755
Oklahoma Gas & Electric Co. 3.800%, 8/15/28 (x)	350,000	330,658
5.400%, 1/15/33	350,000	354,558
Oncor Electric Delivery Co. LLC 0.550%, 10/1/25 (x)	525,000	474,177
4.300%, 5/15/28§	500,000	485,421
3.700%, 11/15/28	1,250,000	1,178,898
2.750%, 5/15/30 (x)	185,000	162,192
4.150%, 6/1/32	95,000	89,989
4.550%, 9/15/32	180,000	175,005
Pacific Gas and Electric Co. 3.450%, 7/1/25	500,000	472,634
5.450%, 6/15/27	500,000	484,283
2.100%, 8/1/27	750,000	640,098
3.000%, 6/15/28	520,000	448,866
6.100%, 1/15/29	500,000	491,636
4.200%, 3/1/29	350,000	313,929
4.550%, 7/1/30	3,500,000	3,161,737
3.250%, 6/1/31	1,085,000	883,907
6.150%, 1/15/33	85,000	82,787
6.400%, 6/15/33	500,000	497,125
PECO Energy Co. 3.150%, 10/15/25	700,000	665,264
4.900%, 6/15/33	210,000	209,302
Pinnacle West Capital Corp. 1.300%, 6/15/25	300,000	272,410
PPL Capital Funding, Inc. 3.100%, 5/15/26	500,000	471,244
Public Service Co. of Colorado 3.700%, 6/15/28	350,000	331,614
Public Service Co. of New Hampshire
Series V 2.200%, 6/15/31	290,000	239,707
Public Service Co. of Oklahoma 5.250%, 1/15/33	200,000	198,415
Series J 2.200%, 8/15/31	250,000	201,495
Public Service Electric & Gas Co. 0.950%, 3/15/26	350,000	314,583
2.250%, 9/15/26	450,000	410,616
3.700%, 5/1/28	500,000	474,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.650%, 9/1/28	$300,000	$281,401
3.200%, 5/15/29	250,000	225,606
2.450%, 1/15/30 (x)	165,000	142,001
1.900%, 8/15/31	235,000	188,452
Southern California Edison Co. 4.900%, 6/1/26	500,000	493,210
5.300%, 3/1/28	310,000	309,432
2.850%, 8/1/29	660,000	575,173
2.250%, 6/1/30	655,000	546,211
2.750%, 2/1/32 (x)	315,000	262,993
Series 20C 1.200%, 2/1/26	440,000	393,326
Series A 4.200%, 3/1/29	500,000	473,652
Series C 4.200%, 6/1/25	310,000	301,348
Series D 4.700%, 6/1/27	500,000	491,149
Series E 3.700%, 8/1/25	300,000	287,826
Series G 2.500%, 6/1/31	500,000	415,202
Series K 0.975%, 8/1/24	125,000	118,305
Southern Co. (The) 4.475%, 8/1/24 (e)(k)	280,000	275,065
5.150%, 10/6/25 (x)	195,000	192,648
5.113%, 8/1/27 (e)	500,000	493,917
4.850%, 6/15/28	500,000	489,738
5.700%, 10/15/32 (x)	310,000	319,750
Series 21-B 1.750%, 3/15/28	210,000	178,967
Southwestern Electric Power Co.
Series K 2.750%, 10/1/26	500,000	459,116
Series M 4.100%, 9/15/28	750,000	708,279
Series N 1.650%, 3/15/26 (x)	500,000	451,674
Tampa Electric Co. 3.875%, 7/12/24	125,000	122,308
2.400%, 3/15/31	140,000	114,480
Tucson Electric Power Co. 3.050%, 3/15/25	600,000	573,956
1.500%, 8/1/30	225,000	177,096
Union Electric Co. 2.950%, 6/15/27	500,000	465,250
3.500%, 3/15/29	500,000	459,724
Virginia Electric and Power Co. 2.300%, 11/15/31 (x)	500,000	405,439
5.000%, 4/1/33	500,000	492,610
Series A 3.150%, 1/15/26	715,000	678,727
3.500%, 3/15/27	750,000	709,072
3.800%, 4/1/28	500,000	473,345
2.875%, 7/15/29	175,000	154,952
Series B 2.950%, 11/15/26	500,000	461,899
3.750%, 5/15/27	390,000	373,465
Wisconsin Electric Power Co. 2.050%, 12/15/24 (x)	200,000	189,365
1.700%, 6/15/28	310,000	265,559
Wisconsin Power & Light Co. 3.050%, 10/15/27	350,000	324,002
1.950%, 9/16/31	250,000	198,393
Xcel Energy, Inc. 3.300%, 6/1/25	500,000	477,346
3.350%, 12/1/26	500,000	467,140
1.750%, 3/15/27 (x)	415,000	366,794
4.000%, 6/15/28	500,000	475,608
2.600%, 12/1/29	350,000	298,591
2.350%, 11/15/31 (x)	500,000	397,670

		86,497,956

Gas Utilities (0.2%)
Atmos Energy Corp. 3.000%, 6/15/27	310,000	289,428
2.625%, 9/15/29 (x)	800,000	702,599
CenterPoint Energy Resources Corp. 5.250%, 3/1/28	1,000,000	998,483
4.000%, 4/1/28	500,000	477,092
4.400%, 7/1/32	100,000	95,231
5.400%, 3/1/33	500,000	507,650
National Fuel Gas Co. 5.200%, 7/15/25	1,000,000	979,434
5.500%, 10/1/26	250,000	245,059
3.950%, 9/15/27	300,000	275,700
4.750%, 9/1/28 (x)	300,000	284,169
Piedmont Natural Gas Co., Inc. 3.500%, 6/1/29	500,000	453,219
2.500%, 3/15/31	380,000	310,146
Southern California Gas Co. 3.150%, 9/15/24	550,000	533,045
2.950%, 4/15/27	280,000	260,641
Series TT 2.600%, 6/15/26	500,000	464,908
Southwest Gas Corp. 5.450%, 3/23/28	335,000	333,744
2.200%, 6/15/30	500,000	404,370
4.050%, 3/15/32 (x)	150,000	134,954

		7,749,872

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 1.375%, 1/15/26	1,540,000	1,375,451
5.450%, 6/1/28	500,000	490,918
Constellation Energy Generation LLC 3.250%, 6/1/25	205,000	194,859
5.600%, 3/1/28	310,000	311,982
5.800%, 3/1/33	355,000	363,067
Southern Power Co. 4.150%, 12/1/25	500,000	488,747
0.900%, 1/15/26	155,000	138,719

		3,363,743

Multi-Utilities (0.4%)
Ameren Corp. 2.500%, 9/15/24	160,000	153,215
1.950%, 3/15/27 (x)	500,000	443,845
1.750%, 3/15/28	375,000	320,031
Ameren Illinois Co. 3.800%, 5/15/28 (x)	350,000	332,796
1.550%, 11/15/30 (x)	210,000	166,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Black Hills Corp. 1.037%, 8/23/24	$270,000	$254,670
3.950%, 1/15/26	350,000	334,191
5.950%, 3/15/28	200,000	202,158
3.050%, 10/15/29	250,000	213,776
2.500%, 6/15/30	315,000	259,654
CenterPoint Energy, Inc. 2.500%, 9/1/24	250,000	239,626
1.450%, 6/1/26	315,000	280,611
CMS Energy Corp. 3.000%, 5/15/26	210,000	196,314
Consolidated Edison Co. of New York, Inc. 3.800%, 5/15/28	550,000	522,052
2.400%, 6/15/31 (x)	750,000	622,243
5.200%, 3/1/33	500,000	503,425
Series B 3.125%, 11/15/27	300,000	278,313
Series D 4.000%, 12/1/28	500,000	476,575
Consumers Energy Co. 4.650%, 3/1/28	500,000	494,614
3.800%, 11/15/28	750,000	707,454
3.600%, 8/15/32	335,000	301,524
Dominion Energy, Inc. 3.071%, 8/15/24 (e)(k)(x)	180,000	173,876
4.250%, 6/1/28	500,000	476,542
Series A 1.450%, 4/15/26	305,000	273,055
4.350%, 8/15/32 (x)	250,000	233,476
Series C 2.250%, 8/15/31	455,000	366,104
Series D 2.850%, 8/15/26	450,000	415,593
DTE Energy Co. 4.220%, 11/1/24 (e)	375,000	366,802
2.850%, 10/1/26	750,000	689,406
4.875%, 6/1/28	415,000	405,694
2.950%, 3/1/30	250,000	216,160
Series C 2.529%, 10/1/24 (e)	375,000	358,727
3.400%, 6/15/29	164,000	146,433
Series F 1.050%, 6/1/25	525,000	480,250
NiSource, Inc. 0.950%, 8/15/25	580,000	527,688
3.490%, 5/15/27	1,250,000	1,173,161
5.250%, 3/30/28 (x)	450,000	449,895
2.950%, 9/1/29 (x)	350,000	304,260
5.400%, 6/30/33	210,000	209,752
Public Service Enterprise Group, Inc. 0.800%, 8/15/25	500,000	451,123
1.600%, 8/15/30	500,000	391,129
2.450%, 11/15/31	500,000	403,345
Puget Energy, Inc. 2.379%, 6/15/28	625,000	537,152
4.224%, 3/15/32	355,000	318,831
San Diego Gas & Electric Co. 2.500%, 5/15/26	500,000	466,823
Series VVV 1.700%, 10/1/30	235,000	187,914
Series XXX 3.000%, 3/15/32	500,000	427,071
Sempra Energy 3.300%, 4/1/25	350,000	335,285
5.400%, 8/1/26	500,000	497,716
3.250%, 6/15/27	500,000	461,433
3.700%, 4/1/29	445,000	405,411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	40,000	32,200
Southern Co. Gas Capital Corp. 3.250%, 6/15/26	530,000	498,831
5.150%, 9/15/32	250,000	247,511
WEC Energy Group, Inc. 4.750%, 1/9/26	335,000	329,714
5.150%, 10/1/27	355,000	353,926
1.375%, 10/15/27	500,000	426,800
4.750%, 1/15/28	250,000	243,848
2.200%, 12/15/28	500,000	427,107
1.800%, 10/15/30	500,000	397,882

		22,411,104

Water Utilities (0.0%)†
American Water Capital Corp. 3.400%, 3/1/25	400,000	387,650
3.750%, 9/1/28	750,000	706,955
3.450%, 6/1/29	500,000	461,522
2.300%, 6/1/31	400,000	331,173
Essential Utilities, Inc. 3.566%, 5/1/29	300,000	271,563

		2,158,863

Total Utilities		122,181,538

Total Corporate Bonds		1,666,059,726

Foreign Government Securities (2.1%)
Canada Government Bond 1.625%, 1/22/25 (x)	2,000,000	1,895,419
2.875%, 4/28/25 (x)	2,475,000	2,382,906
3.750%, 4/26/28	780,000	763,528
Export Development Canada 3.375%, 8/26/25	905,000	877,492
4.375%, 6/29/26	1,350,000	1,341,742
3.000%, 5/25/27	1,000,000	947,377
3.875%, 2/14/28	750,000	735,886
Export-Import Bank of Korea 4.000%, 9/15/24	238,000	233,164
1.250%, 1/18/25	417,000	391,063
1.875%, 2/12/25	200,000	188,932
3.250%, 11/10/25	1,000,000	951,040
4.875%, 1/11/26	200,000	197,470
0.625%, 2/9/26	355,000	314,317
1.125%, 12/29/26	550,000	475,783
1.625%, 1/18/27 (x)	364,000	325,907
2.375%, 4/21/27	1,500,000	1,372,545
4.250%, 9/15/27 (x)	323,000	315,309
5.000%, 1/11/28	220,000	220,942
1.375%, 2/9/31	750,000	592,710
2.125%, 1/18/32	356,000	291,724
5.125%, 1/11/33	260,000	268,013

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Italian Republic Government Bond 2.375%, 10/17/24	$1,000,000	$954,224
1.250%, 2/17/26	2,045,000	1,824,288
2.875%, 10/17/29	1,000,000	869,880
Japan Bank for International Cooperation 1.750%, 10/17/24	440,000	419,158
2.125%, 2/10/25	1,500,000	1,426,953
0.625%, 7/15/25	1,130,000	1,031,812
3.875%, 9/16/25	536,000	522,862
4.250%, 1/26/26	870,000	853,710
4.250%, 4/27/26	340,000	333,883
1.875%, 7/21/26	1,500,000	1,365,908
2.250%, 11/4/26	1,000,000	915,373
2.750%, 11/16/27	475,000	438,308
3.250%, 7/20/28 (x)	1,500,000	1,400,210
3.500%, 10/31/28	2,000,000	1,884,341
2.125%, 2/16/29	750,000	652,305
2.000%, 10/17/29	430,000	368,749
1.250%, 1/21/31	600,000	473,567
1.875%, 4/15/31	1,200,000	990,478
Japan International Cooperation Agency 2.750%, 4/27/27 (x)	690,000	636,951
3.250%, 5/25/27	750,000	704,636
3.375%, 6/12/28	500,000	470,915
1.750%, 4/28/31	595,000	484,146
Oriental Republic of Uruguay 4.500%, 8/14/24	333,333	332,353
4.375%, 10/27/27	2,500,000	2,482,275
Province of Alberta 1.875%, 11/13/24 (x)	1,500,000	1,429,576
3.300%, 3/15/28	1,250,000	1,187,661
1.300%, 7/22/30 (x)	1,100,000	895,461
Province of British Columbia 1.750%, 9/27/24	300,000	286,894
2.250%, 6/2/26	1,000,000	931,241
0.900%, 7/20/26	500,000	446,074
1.300%, 1/29/31 (x)	400,000	323,550
4.200%, 7/6/33	680,000	678,004
Province of Manitoba 2.125%, 6/22/26	1,000,000	926,941
1.500%, 10/25/28 (x)	585,000	501,243
Province of New Brunswick 3.625%, 2/24/28	600,000	574,373
Province of Ontario 1.050%, 4/14/26	1,600,000	1,445,385
2.500%, 4/27/26	2,000,000	1,878,745
2.300%, 6/15/26 (x)	1,750,000	1,630,668
3.100%, 5/19/27 (x)	400,000	377,988
2.000%, 10/2/29	1,250,000	1,090,337
1.125%, 10/7/30	1,000,000	799,142
1.600%, 2/25/31	1,000,000	822,464
1.800%, 10/14/31	1,500,000	1,245,171
Province of Quebec 2.875%, 10/16/24	1,000,000	968,335
1.500%, 2/11/25	2,000,000	1,884,400
0.600%, 7/23/25	1,400,000	1,281,501
2.500%, 4/20/26	1,000,000	942,007
2.750%, 4/12/27 (x)	1,750,000	1,635,079
1.350%, 5/28/30	1,000,000	822,502
1.900%, 4/21/31	1,250,000	1,054,032
Republic of Chile 3.125%, 1/21/26	3,512,000	3,362,072
2.750%, 1/31/27	200,000	185,204
2.450%, 1/31/31	325,000	280,082
Republic of Indonesia 4.150%, 9/20/27	200,000	193,764
3.500%, 1/11/28	1,000,000	939,920
4.550%, 1/11/28	400,000	394,328
4.100%, 4/24/28	800,000	770,088
4.750%, 2/11/29 (x)	2,500,000	2,482,600
2.150%, 7/28/31	1,250,000	1,022,538
3.550%, 3/31/32	200,000	180,774
4.650%, 9/20/32	200,000	196,168
4.850%, 1/11/33	400,000	399,216
Republic of Korea 2.750%, 1/19/27	1,750,000	1,644,895
3.500%, 9/20/28 (x)	1,000,000	949,790
2.500%, 6/19/29 (x)	505,000	455,086
1.750%, 10/15/31	210,000	174,871
Republic of Panama 3.750%, 3/16/25	3,000,000	2,900,070
3.160%, 1/23/30	1,500,000	1,312,365
Republic of Peru 4.125%, 8/25/27 (x)	1,000,000	973,140
2.783%, 1/23/31	2,240,000	1,919,142
Republic of Philippines 5.170%, 10/13/27	200,000	202,778
3.000%, 2/1/28	1,150,000	1,068,534
4.625%, 7/17/28	240,000	239,794
3.750%, 1/14/29	975,000	928,259
2.457%, 5/5/30	3,360,000	2,902,334
Republic of Poland 3.250%, 4/6/26	1,500,000	1,444,725
State of Israel Government Bond 2.875%, 3/16/26	1,500,000	1,416,735
3.250%, 1/17/28	750,000	699,682
2.500%, 1/15/30	515,000	448,807
4.500%, 1/17/33	220,000	215,948
Svensk Exportkredit AB 0.375%, 7/30/24	2,000,000	1,894,835
3.625%, 9/3/24	286,000	280,059
0.625%, 10/7/24 (x)	584,000	549,939
4.000%, 7/15/25	395,000	387,362
0.500%, 8/26/25	1,000,000	910,517
4.375%, 2/13/26	355,000	350,639
2.250%, 3/22/27	500,000	458,697
4.125%, 6/14/28	500,000	493,090
United Mexican States 4.125%, 1/21/26	1,865,000	1,828,651
4.150%, 3/28/27	2,745,000	2,691,033
3.750%, 1/11/28	855,000	814,251
4.500%, 4/22/29	455,000	441,277
3.250%, 4/16/30	2,500,000	2,222,275

Total Foreign Government Securities		106,605,662

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	1,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	$4,000	$4,198
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	4,576
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	4,565
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	8,323
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	4,000	4,055
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,203
Commonwealth of Massachusetts 4.110%, 7/15/31	235,000	228,211
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	4,991
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	233,152
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A 1.258%, 7/1/25	500,000	461,628
2.154%, 7/1/30	500,000	416,753
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	3,174
Los Angeles Community College District 1.606%, 8/1/28	200,000	174,823
1.806%, 8/1/30	200,000	167,037
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	954,262
New Jersey Economic Development Authority, NATL-RE 7.425%, 2/15/29	1,000,000	1,074,079
Ohio State University (The) 4.910%, 6/1/40	4,000	3,977
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	1,000	1,056
5.561%, 12/1/49	3,000	3,214
Regents of the University of California Medical Center Pooled Revenue, Series 2022 4.132%, 5/15/32	250,000	237,568
San Diego County Water Authority 6.138%, 5/1/49	4,000	4,518
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	4,000	4,259
7.043%, 4/1/50	4,000	5,135
State Board of Administration Finance Corp. 1.705%, 7/1/27	500,000	442,598
State of California Federally Taxable General Obligation Bonds Various Purpose 3.375%, 4/1/25	190,000	183,814
3.500%, 4/1/28	250,000	237,315
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	2,000	2,092
State of Wisconsin 3.154%, 5/1/27	1,300,000	1,224,266
University of California 0.883%, 5/15/25	165,000	152,755
3.063%, 7/1/25	500,000	481,254
1.316%, 5/15/27	250,000	221,658
1.614%, 5/15/30	125,000	102,617

Total Municipal Bonds		7,056,102

Supranational (2.5%)
African Development Bank
3.375%, 7/7/25	1,350,000	1,309,997
0.875%, 3/23/26	1,300,000	1,173,894
0.875%, 7/22/26	1,159,000	1,034,764
4.375%, 3/14/28	800,000	801,503
Asian Development Bank
4.125%, 9/27/24	850,000	837,974
0.625%, 10/8/24	1,273,000	1,199,474
2.875%, 5/6/25	1,350,000	1,298,498
4.625%, 6/13/25	550,000	546,168
4.250%, 1/9/26	400,000	395,307
0.500%, 2/4/26	4,000,000	3,596,967
1.000%, 4/14/26	1,300,000	1,177,112
2.000%, 4/24/26	1,000,000	930,560
1.750%, 8/14/26	1,000,000	919,644
2.625%, 1/12/27	2,500,000	2,344,398
1.500%, 1/20/27	2,000,000	1,803,796
2.500%, 11/2/27 (x)	2,500,000	2,316,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 1/19/28	$1,000,000	$935,943
3.750%, 4/25/28	1,040,000	1,015,398
1.250%, 6/9/28	500,000	435,599
3.125%, 9/26/28	400,000	379,114
1.875%, 3/15/29	1,000,000	880,549
1.750%, 9/19/29	500,000	433,952
1.875%, 1/24/30	1,000,000	869,737
0.750%, 10/8/30	1,000,000	790,579
1.500%, 3/4/31	600,000	498,385
3.125%, 4/27/32	500,000	467,457
3.875%, 9/28/32	400,000	395,332
4.000%, 1/12/33	85,000	84,886
3.875%, 6/14/33	500,000	494,218
Asian Infrastructure Investment Bank (The) 0.500%, 5/28/25	2,000,000	1,832,738
3.375%, 6/29/25	1,750,000	1,692,925
0.500%, 1/27/26	2,500,000	2,235,391
3.750%, 9/14/27	400,000	388,205
Corp. Andina de Fomento 1.250%, 10/26/24	511,000	480,544
1.625%, 9/23/25 (x)	750,000	688,613
4.750%, 4/1/26	180,000	176,592
2.250%, 2/8/27	650,000	583,765
Council of Europe Development Bank 1.375%, 2/27/25	750,000	705,606
3.000%, 6/16/25	143,000	137,561
3.750%, 5/25/26	500,000	488,066
0.875%, 9/22/26	750,000	666,348
3.625%, 1/26/28	500,000	485,972
European Bank for Reconstruction & Development 1.625%, 9/27/24	350,000	335,354
1.500%, 2/13/25 (x)	290,000	273,691
0.500%, 11/25/25	600,000	542,227
0.500%, 1/28/26	750,000	673,716
4.375%, 3/9/28 (x)	1,400,000	1,405,569
European Investment Bank
2.500%, 10/15/24	1,000,000	968,846
1.875%, 2/10/25	3,000,000	2,852,667
1.625%, 3/14/25 (x)	1,300,000	1,227,330
0.375%, 12/15/25	2,000,000	1,800,927
0.375%, 3/26/26	3,375,000	3,011,191
2.125%, 4/13/26	2,000,000	1,869,951
0.750%, 10/26/26	1,111,000	982,009
1.375%, 3/15/27	2,500,000	2,237,622
2.375%, 5/24/27 (x)	1,000,000	925,355
0.625%, 10/21/27	980,000	840,516
3.875%, 3/15/28	800,000	786,882
1.750%, 3/15/29	800,000	699,802
1.625%, 10/9/29	410,000	354,475
3.625%, 7/15/30	960,000	932,002
0.750%, 9/23/30	750,000	598,214
1.250%, 2/14/31	1,475,000	1,213,138
1.625%, 5/13/31	750,000	630,604
3.750%, 2/14/33	815,000	802,239
Inter-American Development Bank
3.250%, 7/1/24	500,000	490,271
0.625%, 7/15/25	5,000,000	4,588,058
0.875%, 4/20/26	2,000,000	1,803,410
4.500%, 5/15/26	900,000	897,049
2.000%, 6/2/26	1,050,000	972,105
2.000%, 7/23/26	1,000,000	922,729
1.500%, 1/13/27	1,500,000	1,352,162
0.625%, 9/16/27	1,000,000	858,869
4.000%, 1/12/28	800,000	790,263
1.125%, 7/20/28	1,250,000	1,069,535
3.125%, 9/18/28	750,000	708,304
2.250%, 6/18/29	1,000,000	892,630
3.500%, 9/14/29	800,000	766,513
1.125%, 1/13/31	3,800,000	3,068,717
Inter-American Investment Corp.
4.125%, 2/15/28 (x)	750,000	737,793
International Bank for Reconstruction & Development
1.625%, 1/15/25	2,500,000	2,371,913
2.125%, 3/3/25	450,000	429,367
0.750%, 3/11/25	2,000,000	1,862,390
0.375%, 7/28/25	3,000,000	2,736,851
2.500%, 7/29/25	3,000,000	2,862,035
0.500%, 10/28/25	1,600,000	1,452,796
3.125%, 11/20/25	350,000	337,165
1.875%, 10/27/26	2,000,000	1,833,687
3.125%, 6/15/27	1,200,000	1,141,409
0.750%, 11/24/27	1,855,000	1,592,339
1.375%, 4/20/28	2,000,000	1,746,761
1.125%, 9/13/28	2,400,000	2,048,026
1.750%, 10/23/29	1,350,000	1,168,614
3.875%, 2/14/30	1,030,000	1,013,915
0.750%, 8/26/30	1,685,000	1,332,479
1.250%, 2/10/31	8,500,000	6,938,578
1.625%, 11/3/31	1,667,000	1,391,324
2.500%, 3/29/32	2,000,000	1,782,412
International Finance Corp. 1.375%, 10/16/24	1,125,000	1,071,461
0.375%, 7/16/25	735,000	670,310
3.625%, 9/15/25	533,000	520,345
0.750%, 10/8/26	1,000,000	884,410
0.750%, 8/27/30	750,000	595,058
Nordic Investment Bank 0.375%, 9/20/24	415,000	392,460
2.625%, 4/4/25	500,000	481,274
0.375%, 9/11/25	1,100,000	999,487
0.500%, 1/21/26	1,000,000	899,904
3.375%, 9/8/27	643,000	618,568
4.375%, 3/14/28	400,000	401,595

Total Supranational		127,389,851

U.S. Government Agency Securities (3.3%)
FFCB 1.040%, 1/25/29	10,000,000	8,252,066
1.380%, 1/14/31	15,000,000	11,922,806
FHLB 1.500%, 8/15/24	3,785,000	3,632,169
2.875%, 9/13/24	2,000,000	1,942,041
0.375%, 9/4/25	6,000,000	5,459,816
3.250%, 11/16/28 (x)	5,000,000	4,785,255
5.500%, 7/15/36	3,000	3,397
FHLMC 0.375%, 9/23/25	9,245,000	8,383,470
0.600%, 10/20/25	10,000,000	9,038,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA 2.625%, 9/6/24	$2,500,000	$2,439,467
0.625%, 4/22/25	12,105,000	11,189,794
0.500%, 6/17/25	5,000,000	4,586,234
0.375%, 8/25/25	9,500,000	8,641,644
2.125%, 4/24/26	8,165,000	7,637,027
1.875%, 9/24/26 (x)	7,000,000	6,456,735
0.875%, 12/18/26	10,000,000	8,790,104
0.750%, 10/8/27 (x)	40,000,000	34,667,848
0.875%, 8/5/30	20,000,000	16,054,476
Hashemite Kingdom of Jordan AID Bonds 3.000%, 6/30/25	5,000,000	4,766,029
Tennessee Valley Authority 2.875%, 9/15/24	2,400,000	2,325,648
0.750%, 5/15/25	5,000,000	4,611,250
Series A 2.875%, 2/1/27	1,000,000	945,469

Total U.S. Government Agency Securities		166,531,158

U.S. Treasury Obligations (49.9%)
U.S. Treasury Notes 1.750%, 7/31/24	20,000,000	19,240,732
2.125%, 7/31/24	35,000,000	33,802,531
0.375%, 8/15/24	30,000,000	28,383,522
2.375%, 8/15/24	15,000,000	14,515,156
1.250%, 8/31/24	17,000,000	16,216,047
1.875%, 8/31/24	30,000,000	28,827,453
1.500%, 9/30/24	10,000,000	9,541,875
2.125%, 9/30/24	35,000,000	33,657,691
1.500%, 10/31/24	16,000,000	15,225,605
2.250%, 10/31/24	25,000,000	24,026,775
1.500%, 11/30/24	6,000,000	5,697,123
4.500%, 11/30/24	15,000,000	14,840,289
4.250%, 12/31/24	15,000,000	14,789,542
4.125%, 1/31/25	10,000,000	9,843,006
2.000%, 2/15/25	35,000,000	33,313,689
1.125%, 2/28/25	16,000,000	14,997,515
4.625%, 2/28/25	15,000,000	14,882,657
3.875%, 4/30/25	10,000,000	9,804,622
2.125%, 5/15/25	12,000,000	11,394,114
4.250%, 5/31/25 (x)	16,000,000	15,796,256
4.625%, 6/30/25	20,000,000	19,906,080
2.000%, 8/15/25	10,000,000	9,434,617
0.250%, 8/31/25	35,000,000	31,760,673
0.250%, 10/31/25	15,000,000	13,537,533
2.250%, 11/15/25	115,000,000	108,639,361
0.375%, 11/30/25	12,000,000	10,830,263
4.000%, 12/15/25	15,000,000	14,762,067
0.375%, 12/31/25	35,000,000	31,535,574
1.625%, 2/15/26	150,000,000	138,961,530
0.500%, 2/28/26	35,000,000	31,430,301
4.625%, 3/15/26	15,000,000	15,014,404
0.750%, 4/30/26	50,000,000	45,015,435
2.375%, 4/30/26	20,000,000	18,857,952
1.625%, 5/15/26	64,000,000	59,038,803
0.750%, 5/31/26	76,000,000	68,239,321
2.125%, 5/31/26	10,000,000	9,349,810
4.125%, 6/15/26	15,000,000	14,845,460
0.875%, 6/30/26	20,000,000	18,013,274
0.625%, 7/31/26	50,000,000	44,530,020
1.500%, 8/15/26	129,000,000	117,873,595
0.750%, 8/31/26	35,000,000	31,205,419
0.875%, 9/30/26	12,000,000	10,734,800
2.000%, 11/15/26	48,000,000	44,385,792
2.250%, 2/15/27	39,000,000	36,253,998
2.250%, 8/15/27	25,000,000	23,102,218
0.375%, 9/30/27	17,000,000	14,462,799
2.250%, 11/15/27	14,000,000	12,888,765
0.625%, 11/30/27	44,000,000	37,671,458
3.875%, 11/30/27	10,000,000	9,855,061
0.625%, 12/31/27	50,000,000	42,708,200
3.875%, 12/31/27	15,000,000	14,784,601
3.500%, 1/31/28	15,000,000	14,560,473
2.750%, 2/15/28	23,500,000	22,075,609
4.000%, 2/29/28	15,000,000	14,885,235
3.625%, 3/31/28	17,500,000	17,086,438
3.500%, 4/30/28	20,000,000	19,424,444
2.875%, 5/15/28	60,000,000	56,584,014
1.250%, 5/31/28	81,000,000	70,621,875
3.625%, 5/31/28	16,000,000	15,644,762
4.000%, 6/30/28	15,000,000	14,913,464
2.875%, 8/15/28	49,000,000	46,137,278
1.125%, 8/31/28	10,000,000	8,613,117
3.125%, 11/15/28	77,500,000	73,790,773
2.625%, 2/15/29	74,000,000	68,537,105
2.375%, 5/15/29	69,000,000	62,878,361
3.875%, 12/31/29	15,000,000	14,864,296
3.500%, 1/31/30	15,000,000	14,551,233
1.500%, 2/15/30	17,500,000	14,981,554
4.000%, 2/28/30	10,000,000	9,989,860
3.625%, 3/31/30	15,000,000	14,666,998
3.500%, 4/30/30	15,000,000	14,559,603
3.750%, 5/31/30	13,000,000	12,813,098
3.750%, 6/30/30	15,000,000	14,795,690
0.625%, 8/15/30	35,000,000	27,866,034
0.875%, 11/15/30	15,000,000	12,131,278
1.125%, 2/15/31	23,000,000	18,904,236
1.625%, 5/15/31	55,000,000	46,719,767
1.250%, 8/15/31	45,000,000	36,911,376
1.375%, 11/15/31	99,000,000	81,584,930
1.875%, 2/15/32	88,000,000	75,325,026
2.875%, 5/15/32	22,000,000	20,383,966
2.750%, 8/15/32	40,000,000	36,646,624
4.125%, 11/15/32	17,000,000	17,362,228
3.500%, 2/15/33	42,000,000	40,887,609
3.375%, 5/15/33	28,000,000	26,989,511

Total U.S. Treasury Obligations		2,527,113,249

Total Long-Term Debt Securities (90.9%) (Cost $5,000,359,996)		4,605,289,334

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z 7.88% Floor), 8.375% (k)(y)*	17,000	39,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FNMA,
Series S 7.75% Floor), 8.250% (k)(x)(y)*	22,000	$51,700

Total Preferred Stocks (0.0%)† (Cost $18,166)		90,800

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.5%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	500,000	24,640,000
Schwab Short-Term U.S. Treasury ETF (x)	600,000	28,836,000
Vanguard Intermediate-Term Treasury ETF (x)	2,900,000	170,114,000
Vanguard Short-Term Treasury ETF	3,600,000	207,828,000

Total Exchange Traded Funds (8.5%) (Cost $452,509,280)		431,418,000

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	15,000,000	15,000,000

Total Investment Companies		35,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $8,950,843, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $9,126,019. (xx)	$8,947,078	8,947,078
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $25,010,563, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $25,513,797. (xx)	25,000,000	25,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $10,004,225, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $10,204,310. (xx)	10,000,000	10,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $34,533,944, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $35,190,000. (xx)	34,500,000	$34,500,000

Total Repurchase Agreements		78,447,078

Total Short-Term Investments (2.2%) (Cost $113,447,078)		113,447,078

Total Investments in Securities (101.6%) (Cost $5,566,334,520)		5,150,245,212
Other Assets Less Liabilities (-1.6%)		(81,410,714)

Net Assets (100%)		$5,068,834,498

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $10,234,045 or 0.2% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $111,220,158. This was collateralized by cash of $113,447,078 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

Glossary:

CME	— Chicago Mercantile Exchange
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
NATL-RE	— Insured by National Public Finance Guarantee Corp.
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$4,533,586	$—		$4,533,586
Corporate Bonds
Communication Services	—	96,090,515	—		96,090,515
Consumer Discretionary	—	76,320,408	—		76,320,408
Consumer Staples	—	100,392,088	—		100,392,088
Energy	—	84,633,330	—		84,633,330
Financials	—	699,697,457	—	(a)	699,697,457
Health Care	—	135,119,701	—		135,119,701
Industrials	—	100,999,838	—		100,999,838
Information Technology	—	120,896,290	—		120,896,290
Materials	—	48,163,324	—		48,163,324
Real Estate	—	81,565,237	—		81,565,237
Utilities	—	122,181,538	—		122,181,538
Exchange Traded Funds	431,418,000	—	—		431,418,000
Foreign Government Securities	—	106,605,662	—		106,605,662
Municipal Bonds	—	7,056,102	—		7,056,102
Preferred Stocks
Financials	90,800	—	—		90,800
Short-Term Investments
Investment Companies	35,000,000	—	—		35,000,000
Repurchase Agreements	—	78,447,078	—		78,447,078
Supranational	—	127,389,851	—		127,389,851
U.S. Government Agency Securities	—	166,531,158	—		166,531,158
U.S. Treasury Obligations	—	2,527,113,249	—		2,527,113,249

Total Assets	$466,508,800	$4,683,736,412	$—		$5,150,245,212

Total Liabilities	$—	$—	$—		$—

Total	$466,508,800	$4,683,736,412	$—		$5,150,245,212

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$180,028,356
Long-term U.S. government debt securities	389,747,115

$569,775,471

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$359,922,937
Long-term U.S. government debt securities	216,693,184

$576,616,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$941,654
Aggregate gross unrealized depreciation	(417,462,232)

Net unrealized depreciation	$(416,520,578)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,566,765,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $5,487,887,442)	$5,071,798,134
Repurchase Agreements (Cost $78,447,078)	78,447,078
Cash	21,374,281
Foreign cash (Cost $472)	384
Dividends, interest and other receivables	29,670,087
Receivable for securities sold	6,222,104
Receivable for Portfolio shares sold	208,998
Securities lending income receivable	54,865
Other assets	57,922

Total assets	5,207,833,853

LIABILITIES
Payable for return of collateral on securities loaned	113,447,078
Payable for securities purchased	21,853,651
Payable for Portfolio shares repurchased	1,549,107
Investment management fees payable	1,154,692
Administrative fees payable	385,508
Distribution fees payable – Class IB	302,040
Distribution fees payable – Class IA	9,523
Other liabilities	87,085
Accrued expenses	210,671

Total liabilities	138,999,355

NET ASSETS	$5,068,834,498

Net assets were comprised of:
Paid in capital	$5,510,447,475
Total distributable earnings (loss)	(441,612,977)

Net assets	$5,068,834,498

Class IA
Net asset value, offering and redemption price per share, $45,975,099 / 5,055,534 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.09

Class IB
Net asset value, offering and redemption price per share, $1,461,983,487 / 160,460,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.11

Class K
Net asset value, offering and redemption price per share, $3,560,875,912 / 391,058,772 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.11

(x)	Includes value of securities on loan of $111,220,158.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$57,735,311
Dividends	4,955,740
Securities lending (net)	395,736

Total income	63,086,787

EXPENSES
Investment management fees	8,057,895
Administrative fees	2,367,237
Distribution fees – Class IB	1,852,681
Printing and mailing expenses	141,974
Professional fees	123,514
Trustees’ fees	78,148
Custodian fees	65,717
Distribution fees – Class IA	57,655
Miscellaneous	122,741

Gross expenses	12,867,562
Less: Waiver from investment manager	(999,853)

Net expenses	11,867,709

NET INVESTMENT INCOME (LOSS)	51,219,078

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(23,020,949)
Change in unrealized appreciation (depreciation) on:
Investments in securities	34,010,432
Foreign currency translations	8

Net change in unrealized appreciation (depreciation)	34,010,440

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,989,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,208,569

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,219,078	$95,523,435
Net realized gain (loss)	(23,020,949)	(53,294,040)
Net change in unrealized appreciation (depreciation)	34,010,440	(597,257,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,208,569	(555,027,693)

Distributions to shareholders:
Class IA	—	(906,798)
Class IB	—	(29,370,845)
Class K	—	(79,124,855)

Total distributions to shareholders	—	(109,402,498)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 765,242 and 347,737 shares, respectively ]	7,047,408	3,234,459
Capital shares issued in reinvestment of dividends and distributions [ 0 and 99,945 shares, respectively ]	—	906,798
Capital shares repurchased [ (865,263) and (802,152) shares, respectively]	(7,932,947)	(7,551,348)

Total Class IA transactions	(885,539)	(3,410,091)

Class IB
Capital shares sold [ 5,672,060 and 10,026,911 shares, respectively ]	51,862,085	94,818,234
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,231,135 shares, respectively ]	—	29,370,845
Capital shares repurchased [ (10,960,468) and (31,046,415) shares, respectively]	(100,340,964)	(291,616,809)

Total Class IB transactions	(48,478,879)	(167,427,730)

Class K
Capital shares sold [ 20,049,949 and 30,430,482 shares, respectively ]	183,413,137	282,800,324
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,718,945 shares, respectively ]	—	79,124,855
Capital shares repurchased [ (23,469,517) and (123,221,261) shares, respectively]	(213,698,037)	(1,151,506,238)

Total Class K transactions	(30,284,900)	(789,581,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(79,649,318)	(960,418,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,440,749)	(1,624,849,071)
NET ASSETS:
Beginning of period	5,086,275,247	6,711,124,318

End of period	$5,068,834,498	$5,086,275,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.99		$10.05	$10.47	$10.08	$9.67	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.12	0.16	0.19	0.18
Net realized and unrealized gain (loss)	0.02		(1.03)	(0.34)	0.46	0.41	(0.16)

Total from investment operations	0.10		(0.89)	(0.22)	0.62	0.60	0.02

Less distributions:
Dividends from net investment income	—		(0.15)	(0.15)	(0.16)	(0.19)	(0.19)
Distributions from net realized gains	—		(0.02)	(0.05)	(0.07)	—	—

Total dividends and distributions	—		(0.17)	(0.20)	(0.23)	(0.19)	(0.19)

Net asset value, end of period	$9.09		$8.99	$10.05	$10.47	$10.08	$9.67

Total return (b)	1.11%		(8.78)%	(2.09)%	6.10%	6.24%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,975		$46,353	$55,358	$58,836	$58,959	$63,477
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.65%	0.65%	0.67%	0.67%	0.67%
Before waivers (a)(f)	0.68%		0.68%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.86%		1.50%	1.18%	1.52%	1.88%	1.83%
Before waivers (a)(f)	1.82%		1.47%	1.17%	1.51%	1.88%	1.83%
Portfolio turnover rate^	11	%(z)	18%	24%	39%	29%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.01		$10.07	$10.49	$10.10	$9.69	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.12	0.16	0.19	0.18
Net realized and unrealized gain (loss)	0.02		(1.03)	(0.34)	0.46	0.41	(0.15)

Total from investment operations	0.10		(0.89)	(0.22)	0.62	0.60	0.03

Less distributions:
Dividends from net investment income	—		(0.15)	(0.15)	(0.16)	(0.19)	(0.19)
Distributions from net realized gains	—		(0.02)	(0.05)	(0.07)	—	—

Total dividends and distributions	—		(0.17)	(0.20)	(0.23)	(0.19)	(0.19)

Net asset value, end of period	$9.11		$9.01	$10.07	$10.49	$10.10	$9.69

Total return (b)	1.11%		(8.76)%	(2.08)%	6.09%	6.23%	0.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,461,983		$1,493,043	$1,847,383	$1,907,400	$1,872,813	$1,876,715
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.65%	0.65%	0.67%	0.67%	0.67%
Before waivers (a)(f)	0.68%		0.68%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.86%		1.50%	1.18%	1.51%	1.88%	1.83%
Before waivers (a)(f)	1.82%		1.47%	1.17%	1.51%	1.88%	1.83%
Portfolio turnover rate^	11	%(z)	18%	24%	39%	29%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.99		$10.05	$10.47	$10.08	$9.67	$9.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.16	0.15	0.19	0.21	0.20
Net realized and unrealized gain (loss)	0.02		(1.02)	(0.35)	0.45	0.42	(0.15)

Total from investment operations	0.12		(0.86)	(0.20)	0.64	0.63	0.05

Less distributions:
Dividends from net investment income	—		(0.18)	(0.17)	(0.18)	(0.22)	(0.21)
Distributions from net realized gains	—		(0.02)	(0.05)	(0.07)	—	—

Total dividends and distributions	—		(0.20)	(0.22)	(0.25)	(0.22)	(0.21)

Net asset value, end of period	$9.11		$8.99	$10.05	$10.47	$10.08	$9.67

Total return (b)	1.33%		(8.55)%	(1.86)%	6.36%	6.50%	0.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,560,876		$3,546,880	$4,808,382	$5,968,469	$5,801,355	$5,696,650
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39%		0.40%	0.40%	0.42%	0.42%	0.42%
Before waivers (a)(f)	0.43%		0.43%	0.41%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.11%		1.74%	1.43%	1.76%	2.13%	2.08%
Before waivers (a)(f)	2.07%		1.71%	1.42%	1.76%	2.13%	2.08%
Portfolio turnover rate^	11	%(z)	18%	24%	39%	29%	36%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Financials	$19,025,201	22.8%
Information Technology	18,090,779	21.7
Consumer Discretionary	9,885,994	11.9
Communication Services	7,213,357	8.7
Consumer Staples	6,137,634	7.4
Materials	5,502,737	6.6
Industrials	4,904,390	5.9
Energy	4,151,849	5.0
Health Care	2,568,476	3.1
Real Estate	1,438,386	1.7
Utilities	1,438,070	1.7
Investment Company	644,198	0.8
Repurchase Agreement	183,897	0.2
Cash and Other	2,073,804	2.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,060.00	$6.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	1,061.30	4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
AngloGold Ashanti Ltd.	4,104	$86,765

Brazil (7.6%)
Ambev SA*	253,491	816,347
Atacadao SA	6,331	14,822
B3 SA – Brasil Bolsa Balcao	52,265	159,474
Banco Bradesco SA	15,196	46,557
Banco Bradesco SA (Preference) (q)*	45,704	157,686
Banco Bradesco SA (ADR)	147,622	510,772
Banco BTG Pactual SA*	11,079	73,024
Banco do Brasil SA	7,794	80,574
Banco Santander Brasil SA	3,124	20,043
BB Seguridade Participacoes SA	7,812	50,169
CCR SA	9,110	26,693
Centrais Eletricas Brasileiras SA	10,350	86,009
Centrais Eletricas Brasileiras SA (Preference), Class B (q)	2,830	26,372
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	30,679
Cia Energetica de Minas Gerais (Preference) (q)	10,489	28,127
Cia Siderurgica Nacional SA	5,126	13,039
Cosan SA	9,832	36,735
CPFL Energia SA	2,283	16,325
Energisa SA	2,213	23,294
Eneva SA*	7,478	19,163
Equatorial Energia SA	9,398	63,024
Gerdau SA (Preference) (q)	10,719	56,100
Hapvida Participacoes e Investimentos SA (m)*	39,784	36,475
Hypera SA	3,296	31,761
Itau Unibanco Holding SA (Preference) (q)	41,527	246,307
Itau Unibanco Holding SA (ADR)	73,481	433,538
Itausa SA (Preference) (q)	43,350	87,185
Klabin SA	8,000	36,473
Localiza Rent a Car SA	7,475	106,922
Lojas Renner SA	9,515	39,863
Magazine Luiza SA*	21,875	15,442
Natura & Co. Holding SA*	6,494	22,744
Petroleo Brasileiro SA	31,898	220,838
Petroleo Brasileiro SA (Preference) (q)	41,593	256,601
Petroleo Brasileiro SA (ADR)	41,473	573,572
PRIO SA*	5,854	45,468
Raia Drogasil SA	11,123	68,598
Rede D’Or Sao Luiz SA (m)*	4,997	34,460
Rumo SA	12,965	60,273
Sendas Distribuidora SA	10,605	30,520
Suzano SA	7,853	72,606
Telefonica Brasil SA	4,815	43,703
TIM SA	6,959	21,277
TOTVS SA	3,956	24,877
Ultrapar Participacoes SA	6,680	26,451
Vale SA	29,388	394,954
Vibra Energia SA	8,391	31,894
WEG SA	14,388	113,645
XP, Inc., Class A*	37,584	881,721

		6,313,196

Chile (1.3%)
Banco de Chile	462,284	48,255
Banco de Credito e Inversiones SA	506	15,461
Banco Santander Chile	707,561	33,482
Cencosud SA	11,427	22,147
Cia Cervecerias Unidas SA	160	1,290
Cia Sud Americana de Vapores SA	170,169	11,557
Empresas CMPC SA	15,051	28,797
Empresas Copec SA	4,090	30,353
Enel Americas SA*	173,391	23,138
Falabella SA	6,082	14,603
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)	1,224	89,155
Sociedad Quimica y Minera de Chile SA (ADR)	10,016	727,362

		1,045,600

China (27.9%)
360 Security Technology, Inc., Class A*	6,600	11,455
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	18,725
3SBio, Inc. (m)*	16,774	16,881
AAC Technologies Holdings, Inc.	8,075	19,058
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	803	17,374
AECC Aviation Power Co. Ltd., Class A	1,700	9,916
Agricultural Bank of China Ltd., Class H	242,452	95,456
Agricultural Bank of China Ltd., Class A	31,100	15,130
Air China Ltd., Class A*	9,800	11,131
Air China Ltd., Class H*	19,469	13,914
Airtac International Group	1,516	50,149
Akeso, Inc. (m)*	3,970	17,973
Alibaba Group Holding Ltd.*	142,820	1,485,337
Alibaba Health Information Technology Ltd.*	40,386	24,612
Aluminum Corp. of China Ltd., Class A	13,700	10,379
Aluminum Corp. of China Ltd., Class H	27,304	11,801
Anhui Conch Cement Co. Ltd., Class A	2,300	7,529
Anhui Conch Cement Co. Ltd., Class H	10,537	28,050
Anhui Gujing Distillery Co. Ltd., Class A*	300	10,214
ANTA Sports Products Ltd.	10,667	109,374
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	4,556
Autohome, Inc. (ADR)	529	15,426
Avary Holding Shenzhen Co. Ltd., Class A	2,200	7,356
AviChina Industry & Technology Co. Ltd., Class H	20,991	10,206
Baidu, Inc., Class A*	19,470	332,800
Baidu, Inc. (ADR)*	3,757	514,371
Bank of Beijing Co. Ltd., Class A	20,300	12,947
Bank of Chengdu Co. Ltd., Class A*	6,200	10,456
Bank of China Ltd., Class H	680,772	272,998
Bank of China Ltd., Class A	29,700	15,999
Bank of Communications Co. Ltd., Class A	19,500	15,591
Bank of Communications Co. Ltd., Class H	71,634	47,484
Bank of Hangzhou Co. Ltd., Class A	5,900	9,574
Bank of Jiangsu Co. Ltd., Class A*	14,100	14,301
Bank of Nanjing Co. Ltd., Class A	9,600	10,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Ningbo Co. Ltd., Class A	2,700	$9,437
Bank of Shanghai Co. Ltd., Class A	12,700	10,066
Baoshan Iron & Steel Co. Ltd., Class A	12,500	9,683
BeiGene Ltd.*	5,902	80,663
Beijing Capital International Airport Co. Ltd., Class H*	34,249	22,186
Beijing Enterprises Holdings Ltd.	4,062	14,749
Beijing Enterprises Water Group Ltd.	36,959	8,794
Beijing Kingsoft Office Software, Inc., Class A*	346	22,595
Beijing Tongrentang Co. Ltd., Class A	2,200	17,451
Beijing United Information Technology Co. Ltd., Class A	1,015	5,180
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,869	17,175
Bilibili, Inc., Class Z*	1,500	22,663
Bloomage Biotechnology Corp. Ltd., Class A	643	7,911
BOC Aviation Ltd. (m)	73,300	593,734
BOE Technology Group Co. Ltd., Class A	18,300	10,335
Bosideng International Holdings Ltd.	26,968	11,393
BYD Co. Ltd., Class H	26,031	832,546
BYD Co. Ltd., Class A	801	28,619
BYD Electronic International Co. Ltd.	4,680	14,244
C&D International Investment Group Ltd.	5,493	12,505
CGN Power Co. Ltd., Class H (m)	115,031	27,795
Changchun High & New Technology Industry Group, Inc., Class A	900	16,945
Chaozhou Three-Circle Group Co. Ltd., Class A*	3,400	13,784
China Cinda Asset Management Co. Ltd., Class H	82,280	8,213
China CITIC Bank Corp. Ltd., Class H	77,354	36,380
China Coal Energy Co. Ltd., Class H	24,399	18,172
China Conch Venture Holdings Ltd.	11,048	14,397
China Construction Bank Corp., Class H*	840,012	544,712
China CSSC Holdings Ltd., Class A	3,800	17,255
China Eastern Airlines Corp. Ltd., Class A*	18,500	12,148
China Energy Engineering Corp. Ltd., Class A	32,000	10,312
China Everbright Bank Co. Ltd., Class A*	27,100	11,461
China Everbright Bank Co. Ltd., Class H	38,342	11,023
China Everbright Environment Group Ltd.	42,700	16,870
China Evergrande Group (r)*	69,583	—
China Feihe Ltd. (m)	25,661	14,309
China Galaxy Securities Co. Ltd., Class A	10,500	16,836
China Galaxy Securities Co. Ltd., Class H	25,162	13,481
China Gas Holdings Ltd.	20,606	23,671
China Hongqiao Group Ltd.	15,787	12,842
China International Capital Corp. Ltd., Class A	1,900	9,301
China International Capital Corp. Ltd., Class H (m)*	12,618	22,231
China Jinmao Holdings Group Ltd.	42,537	6,276
China Jushi Co. Ltd., Class A	7,600	14,846
China Lesso Group Holdings Ltd.	7,961	5,227
China Life Insurance Co. Ltd., Class A	3,100	14,928
China Life Insurance Co. Ltd., Class H	60,133	100,349
China Literature Ltd. (m)*	2,830	11,929
China Longyuan Power Group Corp. Ltd., Class H	27,731	28,657
China Medical System Holdings Ltd.	9,408	15,383
China Meidong Auto Holdings Ltd.	6,782	7,859
China Mengniu Dairy Co. Ltd.	27,275	102,864
China Merchants Bank Co. Ltd., Class A	10,000	45,298
China Merchants Bank Co. Ltd., Class H	33,441	152,078
China Merchants Energy Shipping Co. Ltd., Class A	13,300	10,640
China Merchants Port Holdings Co. Ltd.	10,365	14,647
China Merchants Securities Co. Ltd., Class A	5,400	10,107
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	12,563
China Minsheng Banking Corp. Ltd., Class H	40,320	14,928
China Minsheng Banking Corp. Ltd., Class A	23,300	12,031
China National Building Material Co. Ltd., Class H	28,033	17,413
China National Nuclear Power Co. Ltd., Class A	12,300	11,959
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	13,905
China Oilfield Services Ltd., Class H	14,287	14,775
China Overseas Land & Investment Ltd.	30,956	67,657
China Pacific Insurance Group Co. Ltd., Class H	21,306	55,175
China Pacific Insurance Group Co. Ltd., Class A	3,300	11,808
China Petroleum & Chemical Corp., Class H	222,383	130,818
China Petroleum & Chemical Corp., Class A	21,700	19,042
China Power International Development Ltd.	56,184	20,690
China Railway Group Ltd., Class A	15,300	16,020
China Railway Group Ltd., Class H	27,671	18,317
China Resources Beer Holdings Co. Ltd.	13,811	91,305
China Resources Cement Holdings Ltd.	17,641	7,293
China Resources Gas Group Ltd.	6,220	21,326
China Resources Land Ltd.	27,662	117,804
China Resources Microelectronics Ltd., Class A	1,732	12,521
China Resources Mixc Lifestyle Services Ltd. (m)	5,604	27,882
China Resources Pharmaceutical Group Ltd. (m)	1,242	1,082
China Resources Power Holdings Co. Ltd.	16,587	37,528
China Ruyi Holdings Ltd.*	48,798	11,515
China Shenhua Energy Co. Ltd., Class A	4,100	17,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
China Shenhua Energy Co. Ltd., Class H	27,294	$83,742
China Southern Airlines Co. Ltd., Class A*	12,300	10,213
China Southern Airlines Co. Ltd., Class H*	22,322	12,652
China State Construction Engineering Corp. Ltd., Class A	18,400	14,588
China State Construction International Holdings Ltd.	13,950	15,932
China Taiping Insurance Holdings Co. Ltd.	11,196	11,657
China Three Gorges Renewables Group Co. Ltd., Class A	12,200	9,026
China Tourism Group Duty Free Corp. Ltd., Class A	800	12,228
China Tourism Group Duty Free Corp. Ltd., Class H (m)(x)*	602	8,175
China Tower Corp. Ltd., Class H (m)	362,798	40,386
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	9,440
China United Network Communications Ltd., Class A	23,100	15,278
China Vanke Co. Ltd., Class A	4,400	8,508
China Vanke Co. Ltd., Class H	14,016	18,890
China Yangtze Power Co. Ltd., Class A	12,200	37,049
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	10,591
Chinasoft International Ltd.*	28,121	17,743
Chongqing Brewery Co. Ltd., Class A	800	10,155
Chongqing Changan Automobile Co. Ltd., Class A*	8,450	15,107
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,200	7,302
Chow Tai Fook Jewellery Group Ltd.	17,069	30,780
CITIC Ltd.	47,016	56,246
CITIC Securities Co. Ltd., Class A	5,200	14,176
CITIC Securities Co. Ltd., Class H*	17,607	31,937
CMOC Group Ltd., Class A	16,500	12,162
CMOC Group Ltd., Class H	27,294	14,329
CNGR Advanced Material Co. Ltd., Class A	400	3,322
Contemporary Amperex Technology Co. Ltd., Class A	2,059	65,020
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	6,000	10,476
COSCO SHIPPING Holdings Co. Ltd., Class A	15,800	20,491
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	20,364
COSCO SHIPPING Ports Ltd.	17,157	10,230
Country Garden Holdings Co. Ltd. (x)*	88,275	18,034
Country Garden Services Holdings Co. Ltd.	18,910	24,422
CRRC Corp. Ltd., Class H	32,579	17,886
CRRC Corp. Ltd., Class A	15,200	13,627
CSC Financial Co. Ltd., Class A	3,200	10,689
CSPC Pharmaceutical Group Ltd.	76,349	66,628
Dali Foods Group Co. Ltd. (m)	25,914	11,601
Daqin Railway Co. Ltd., Class A	12,800	13,098
Daqo New Energy Corp. (ADR)*	407	16,158
Dongfang Electric Corp. Ltd., Class A	4,300	11,057
Dongfeng Motor Group Co. Ltd., Class H	18,781	8,609
Dongyue Group Ltd.	10,715	8,025
East Buy Holding Ltd. (m)(x)*	3,428	11,184
East Money Information Co. Ltd., Class A	6,048	11,866
ENN Energy Holdings Ltd.	6,393	79,892
ENN Natural Gas Co. Ltd., Class A	5,100	13,355
Eve Energy Co. Ltd., Class A	2,400	19,987
Everbright Securities Co. Ltd., Class A	6,500	14,265
Far East Horizon Ltd. (x)	16,103	12,770
Flat Glass Group Co. Ltd., Class A	1,700	9,046
Flat Glass Group Co. Ltd., Class H	3,225	11,083
Focus Media Information Technology Co. Ltd., Class A	11,600	10,880
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,848	11,918
Fosun International Ltd.	17,382	11,958
Foxconn Industrial Internet Co. Ltd., Class A	8,000	27,829
Fuyao Glass Industry Group Co. Ltd., Class H (m)	4,201	17,434
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	8,895
Ganfeng Lithium Group Co. Ltd., Class A	980	8,242
Ganfeng Lithium Group Co. Ltd., Class H (m)*	3,218	21,048
GCL Technology Holdings Ltd.	173,521	40,358
GD Power Development Co. Ltd., Class A*	22,100	11,657
GDS Holdings Ltd., Class A*	6,522	8,895
Geely Automobile Holdings Ltd.	48,576	59,196
Genscript Biotech Corp.*	8,779	19,776
GF Securities Co. Ltd., Class A	4,200	8,518
GF Securities Co. Ltd., Class H*	8,192	11,339
GigaDevice Semiconductor, Inc., Class A	1,600	23,488
Ginlong Technologies Co. Ltd., Class A*	400	5,739
GoerTek, Inc., Class A	5,500	13,481
Gotion High-tech Co. Ltd., Class A*	2,900	11,044
Great Wall Motor Co. Ltd., Class A*	6,100	21,207
Great Wall Motor Co. Ltd., Class H	20,829	24,009
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	11,559
Greentown China Holdings Ltd.	8,932	8,969
Greentown Service Group Co. Ltd. (m)	16,196	7,787
Guangdong Haid Group Co. Ltd., Class A	1,300	8,383
Guangdong Investment Ltd.	27,094	23,396
Guanghui Energy Co. Ltd., Class A	8,100	7,679
Guangzhou Automobile Group Co. Ltd., Class H	20,379	12,193
Guangzhou Automobile Group Co. Ltd., Class A	5,800	8,337
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	9,086
Guosen Securities Co. Ltd., Class A	8,100	9,744
Guotai Junan Securities Co. Ltd., Class A	5,300	10,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
H World Group Ltd. (ADR)*	1,648	$63,909
Haidilao International Holding Ltd. (m)	14,435	31,927
Haier Smart Home Co. Ltd., Class A	3,200	10,375
Haier Smart Home Co. Ltd., Class H	19,657	61,994
Haitian International Holdings Ltd.	5,159	12,055
Haitong Securities Co. Ltd., Class A	7,600	9,651
Haitong Securities Co. Ltd., Class H	18,883	11,577
Hangzhou First Applied Material Co. Ltd., Class A	1,372	7,033
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	6,269
Hangzhou Tigermed Consulting Co. Ltd., Class H (m)	1,229	7,024
Hangzhou Tigermed Consulting Co. Ltd., Class A*	1,000	8,912
Hansoh Pharmaceutical Group Co. Ltd. (m)	8,200	13,245
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	10,118
Hengan International Group Co. Ltd.	6,606	27,854
Hengli Petrochemical Co. Ltd., Class A*	3,800	7,521
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,000	24,240
Hoshine Silicon Industry Co. Ltd., Class A	700	6,748
Hoyuan Green Energy Co. Ltd., Class A*	600	6,168
Hua Hong Semiconductor Ltd. (m)*	3,601	11,849
Huadian Power International Corp. Ltd., Class A	13,900	12,826
Huadong Medicine Co. Ltd., Class A	2,300	13,757
Huaneng Power International, Inc., Class H*	26,775	16,768
Huaneng Power International, Inc., Class A*	10,000	12,760
Huatai Securities Co. Ltd., Class H (m)	10,711	13,240
Huatai Securities Co. Ltd., Class A	5,300	10,074
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,929
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	15,080
Hundsun Technologies, Inc., Class A	2,800	17,146
Hygeia Healthcare Holdings Co. Ltd. (m)(x)	2,409	13,088
Iflytek Co. Ltd., Class A*	1,900	17,883
Imeik Technology Development Co. Ltd., Class A	300	18,380
Industrial & Commercial Bank of China Ltd., Class H	897,459	478,985
Industrial & Commercial Bank of China Ltd., Class A	26,100	17,343
Industrial Bank Co. Ltd., Class A	8,600	18,555
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	8,869
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	10,164
Innovent Biologics, Inc. (m)*	9,939	37,743
iQIYI, Inc. (ADR) (x)*	2,971	15,865
JA Solar Technology Co. Ltd., Class A	1,960	11,258
JD Health International, Inc. (m)*	9,566	60,643
JD Logistics, Inc. (m)*	17,101	26,733
JD.com, Inc., Class A	20,227	344,108
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,700	7,657
Jiangsu Expressway Co. Ltd., Class H	13,780	12,730
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	9,744
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	17,144
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	15,288
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	10,876
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	8,979
Jiangxi Copper Co. Ltd., Class H	302,000	464,738
Jiumaojiu International Holdings Ltd. (m)	7,515	12,367
JOYY, Inc. (ADR)	387	11,885
Kanzhun Ltd. (ADR)*	1,386	20,859
KE Holdings, Inc. (ADR)*	5,454	80,992
Kingboard Holdings Ltd.	7,213	19,767
Kingdee International Software Group Co. Ltd.*	22,327	29,976
Kingsoft Corp. Ltd.	8,075	31,946
Kuaishou Technology (m)*	20,017	137,519
Kunlun Energy Co. Ltd.	35,918	28,326
Kweichow Moutai Co. Ltd., Class A	600	139,902
Lenovo Group Ltd.	58,386	61,007
Lens Technology Co. Ltd., Class A	4,400	7,123
Li Auto, Inc., Class A*	9,790	171,067
Li Ning Co. Ltd.	20,187	109,174
Longfor Group Holdings Ltd.§	14,732	36,082
LONGi Green Energy Technology Co. Ltd., Class A	3,080	12,155
Lufax Holding Ltd. (ADR)	6,204	8,872
Luxshare Precision Industry Co. Ltd., Class A	2,900	13,007
Luzhou Laojiao Co. Ltd., Class A	600	17,341
Mango Excellent Media Co. Ltd., Class A	2,200	10,389
Maxscend Microelectronics Co. Ltd., Class A	480	6,395
Meituan, Class B (m)*	43,655	686,173
Metallurgical Corp. of China Ltd., Class A	31,200	17,106
Microport Scientific Corp.*	4,410	8,032
Ming Yang Smart Energy Group Ltd., Class A	3,700	8,597
Minth Group Ltd.	8,199	22,595
Montage Technology Co. Ltd., Class A	1,153	9,142
Muyuan Foods Co. Ltd., Class A*	2,100	12,185
NARI Technology Co. Ltd., Class A	3,456	11,013
NAURA Technology Group Co. Ltd., Class A	600	26,363
NetEase, Inc.	17,765	345,222
New China Life Insurance Co. Ltd., Class A	3,400	17,265
New China Life Insurance Co. Ltd., Class H	6,085	16,137
New Hope Liuhe Co. Ltd., Class A*	6,100	9,808
New Oriental Education & Technology Group, Inc.*	12,047	47,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ninestar Corp., Class A	2,200	$10,377
Ningbo Deye Technology Co. Ltd., Class A	1,080	22,250
Ningbo Tuopu Group Co. Ltd., Class A*	2,800	31,204
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	9,746
NIO, Inc. (ADR) (x)*	11,965	115,941
Nongfu Spring Co. Ltd., Class H (m)	14,421	79,749
Oppein Home Group, Inc., Class A	700	9,242
PDD Holdings, Inc. (ADR)*	4,334	299,653
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	15,837
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	20,856
PetroChina Co. Ltd., Class A	17,200	17,748
PetroChina Co. Ltd., Class H	177,786	123,547
Pharmaron Beijing Co. Ltd., Class H (m)*	1,488	4,624
Pharmaron Beijing Co. Ltd., Class A*	900	4,760
PICC Property & Casualty Co. Ltd., Class H	55,754	62,151
Ping An Bank Co. Ltd., Class A	8,000	12,414
Ping An Healthcare and Technology Co. Ltd. (m)*	4,122	10,000
Ping An Insurance Group Co. of China Ltd., Class H	54,249	347,584
Ping An Insurance Group Co. of China Ltd., Class A	5,600	35,840
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	10,588
Poly Property Services Co. Ltd., Class H (m)	103,400	502,723
Pop Mart International Group Ltd. (m)	4,180	9,326
Postal Savings Bank of China Co. Ltd., Class A	16,600	11,194
Postal Savings Bank of China Co. Ltd., Class H (m)(x)	68,063	41,984
Power Construction Corp. of China Ltd., Class A	11,500	9,103
Pylon Technologies Co. Ltd., Class A	244	6,659
Qifu Technology, Inc. (ADR), Class A	726	12,545
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	9,774
Rongsheng Petrochemical Co. Ltd., Class A	4,900	7,869
SAIC Motor Corp. Ltd., Class A	4,500	8,798
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	19,250
Sany Heavy Industry Co. Ltd., Class A	3,900	8,943
Satellite Chemical Co. Ltd., Class A	4,505	9,291
SF Holding Co. Ltd., Class A	2,000	12,414
SG Micro Corp., Class A	1,170	13,260
Shaanxi Coal Industry Co. Ltd., Class A	7,400	18,548
Shandong Gold Mining Co. Ltd., Class A	4,600	14,933
Shandong Gold Mining Co. Ltd., Class H (m)	8,605	15,817
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	13,960
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	35,974
Shanghai Baosight Software Co. Ltd., Class A	2,880	20,144
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A*	1,800	7,662
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H*	71,439	190,849
Shanghai International Port Group Co. Ltd., Class A	15,900	11,510
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	14,242
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	9,174
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	13,966
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	8,774
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	12,738
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	11,596
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	12,390
Shenzhen International Holdings Ltd.	13,340	11,763
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	20,636
Shenzhen Transsion Holdings Co. Ltd., Class A	1,020	20,712
Shenzhou International Group Holdings Ltd.	70,385	674,467
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	10,256
Shimao Group Holdings Ltd. (r)*	23,338	5,864
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	15,546
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	17,216
Silergy Corp.	2,576	32,209
Sinopharm Group Co. Ltd., Class H	133,376	418,131
Smoore International Holdings Ltd. (m)	12,083	12,318
StarPower Semiconductor Ltd., Class A	200	5,945
Sungrow Power Supply Co. Ltd., Class A	700	11,255
Sunny Optical Technology Group Co. Ltd.	6,110	61,403
Suzhou Maxwell Technologies Co. Ltd., Class A	480	11,192
TAL Education Group (ADR)*	4,182	24,925
TCL Technology Group Corp., Class A*	26,290	14,294
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,750	12,583
Tencent Holdings Ltd.	77,102	3,281,656
Tencent Music Entertainment Group (ADR)*	5,401	39,859
Tianqi Lithium Corp., Class A	900	8,676
Tingyi Cayman Islands Holding Corp.	16,474	25,606
Tongcheng Travel Holdings Ltd. (m)*	7,983	16,754
Tongwei Co. Ltd., Class A	2,200	10,414
Topsports International Holdings Ltd. (m)	14,871	12,951
TravelSky Technology Ltd., Class H	401,983	684,790
Trina Solar Co. Ltd., Class A	1,157	6,786
Trip.com Group Ltd. (ADR)*	4,702	164,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tsingtao Brewery Co. Ltd., Class A	1,000	$14,261
Tsingtao Brewery Co. Ltd., Class H	5,436	49,537
Unigroup Guoxin Microelectronics Co. Ltd., Class A	559	7,212
Uni-President China Holdings Ltd.	15,030	12,685
Unisplendour Corp. Ltd., Class A	4,600	20,284
Vipshop Holdings Ltd. (ADR)*	3,654	60,291
Walvax Biotechnology Co. Ltd., Class A	1,800	6,554
Wanhua Chemical Group Co. Ltd., Class A	1,300	15,719
Want Want China Holdings Ltd.	36,211	24,066
Weibo Corp. (ADR)	19,553	256,340
Weichai Power Co. Ltd., Class H	289,768	425,536
Weichai Power Co. Ltd., Class A	5,400	9,273
Wens Foodstuffs Group Co. Ltd., Class A	4,700	11,887
Will Semiconductor Co. Ltd., Class A	1,505	20,380
Wingtech Technology Co. Ltd., Class A	2,400	16,205
Wuliangye Yibin Co. Ltd., Class A	1,900	42,912
WuXi AppTec Co. Ltd., Class H (m)	3,043	24,449
WuXi AppTec Co. Ltd., Class A	1,000	8,613
Wuxi Biologics Cayman, Inc. (m)*	32,857	158,320
XCMG Construction Machinery Co. Ltd., Class A	19,500	18,208
Xiaomi Corp., Class B (m)*	131,042	179,785
Xinyi Solar Holdings Ltd.	39,532	45,945
XPeng, Inc., Class A (x)*	7,351	48,712
Xtep International Holdings Ltd.	9,813	10,065
Yadea Group Holdings Ltd. (m)	9,032	20,603
Yankuang Energy Group Co. Ltd., Class A	2,600	10,731
Yankuang Energy Group Co. Ltd., Class H	10,780	30,953
Yealink Network Technology Corp. Ltd., Class A	1,540	7,454
Yihai International Holding Ltd.*	3,573	7,720
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,400	7,714
YongXing Special Materials Technology Co. Ltd., Class A	780	6,749
Yonyou Network Technology Co. Ltd., Class A	7,500	21,181
YTO Express Group Co. Ltd., Class A	4,500	9,020
Yuexiu Property Co. Ltd.	19,883	23,104
Yum China Holdings, Inc.	3,611	204,021
Yunnan Baiyao Group Co. Ltd., Class A	1,260	9,105
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	6,116
Yunnan Energy New Material Co. Ltd., Class A*	900	11,948
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	11,887
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	20,581
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	13,345
Zhejiang Expressway Co. Ltd., Class H	16,432	12,492
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	6,587
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	12,724
Zhejiang NHU Co. Ltd., Class A	3,120	6,624
ZhongAn Online P&C Insurance Co. Ltd., Class H (m)(x)*	3,854	10,529
Zhongsheng Group Holdings Ltd.	4,459	17,134
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	14,167
Zijin Mining Group Co. Ltd., Class A	9,400	14,817
Zijin Mining Group Co. Ltd., Class H	46,361	68,416
ZTE Corp., Class H	5,230	21,008
ZTO Express Cayman, Inc. (ADR)	3,415	85,648

		23,224,918

Colombia (1.0%)
Bancolombia SA	2,059	15,300
Bancolombia SA (Preference) (q)	3,654	24,516
Bancolombia SA (ADR)	18,878	503,665
Ecopetrol SA	534,795	274,334
Interconexion Electrica SA ESP	3,634	14,713

		832,528

Czech Republic (0.9%)
CEZ A/S	1,304	53,871
Komercni Banka A/S	22,644	690,790
Moneta Money Bank A/S (m)	4,651	17,036

		761,697

Egypt (0.1%)
Commercial International Bank Egypt SAE	20,487	33,813
Eastern Co. SAE	27,018	18,659

		52,472

Greece (0.3%)
Alpha Services and Holdings SA*	18,515	30,354
Eurobank Ergasias Services and Holdings SA*	20,982	34,584
Hellenic Telecommunications Organization SA	1,630	27,927
JUMBO SA	1,066	29,294
Motor Oil Hellas Corinth Refineries SA	633	16,027
Mytilineos SA	987	34,845
National Bank of Greece SA*	4,492	29,208
OPAP SA	1,568	27,358
Public Power Corp. SA*	3,212	36,637

		266,234

Hong Kong (0.1%)
Kingboard Laminates Holdings Ltd.	8,240	7,772
Nine Dragons Paper Holdings Ltd.*	13,664	8,433
Orient Overseas International Ltd.	986	13,230
Sino Biopharmaceutical Ltd.	84,712	36,873
Vinda International Holdings Ltd.	6,126	15,314

		81,622

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,311	28,978
OTP Bank Nyrt.	2,131	75,715
Richter Gedeon Nyrt.	1,130	27,870

		132,563

India (11.8%)
ABB India Ltd.	452	24,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ACC Ltd.*	607	$13,437
Adani Enterprises Ltd.	1,467	42,959
Adani Green Energy Ltd.*	2,560	29,658
Adani Ports & Special Economic Zone Ltd.	4,268	38,616
Adani Power Ltd.*	6,234	19,064
Ambuja Cements Ltd.*	4,814	25,079
Apollo Hospitals Enterprise Ltd.	813	50,581
Asian Paints Ltd.	3,435	140,773
AU Small Finance Bank Ltd. (m)	1,720	15,809
Aurobindo Pharma Ltd.	2,672	23,728
Avenue Supermarts Ltd. (m)*	1,309	62,166
Axis Bank Ltd.	19,707	237,817
Bajaj Auto Ltd.	561	32,092
Bajaj Finance Ltd.	2,352	205,806
Bajaj Finserv Ltd.	3,086	57,584
Bajaj Holdings & Investment Ltd.	228	19,490
Balkrishna Industries Ltd.	625	18,054
Bandhan Bank Ltd. (m)*	5,207	15,403
Bank of Baroda	8,875	20,660
Berger Paints India Ltd.	1,962	16,220
Bharat Electronics Ltd.	29,911	45,933
Bharat Forge Ltd.	2,069	21,139
Bharat Petroleum Corp. Ltd.	7,012	31,156
Bharti Airtel Ltd.	19,152	205,429
Britannia Industries Ltd.	876	53,685
CG Power & Industrial Solutions Ltd.	5,242	24,215
Cholamandalam Investment and Finance Co. Ltd.	3,318	46,190
Cipla Ltd.	3,912	48,431
Coal India Ltd.	12,450	35,056
Colgate-Palmolive India Ltd.	989	20,360
Container Corp. of India Ltd.	2,216	17,903
Dabur India Ltd.	5,000	34,961
Divi’s Laboratories Ltd.	1,073	46,894
DLF Ltd.	5,001	29,970
Dr Reddy’s Laboratories Ltd.	941	59,166
Eicher Motors Ltd.	1,105	48,287
GAIL India Ltd.	18,839	24,137
Godrej Consumer Products Ltd.*	3,305	43,568
Godrej Properties Ltd.*	1,011	19,356
Grasim Industries Ltd.	2,123	44,937
Havells India Ltd.	2,025	31,686
HCL Technologies Ltd.	8,150	118,356
HDFC Bank Ltd. (ADR)	10,451	728,435
HDFC Life Insurance Co. Ltd. (m)	9,843	78,171
Hero MotoCorp Ltd.	888	31,567
Hindalco Industries Ltd.	10,862	55,971
Hindustan Aeronautics Ltd. (m)	722	33,420
Hindustan Petroleum Corp. Ltd.	5,159	17,229
Hindustan Unilever Ltd.	7,065	230,716
Housing Development Finance Corp. Ltd.	15,097	520,124
ICICI Bank Ltd.	45,079	515,217
ICICI Bank Ltd. (ADR)	27,352	631,284
ICICI Lombard General Insurance Co. Ltd. (m)	1,944	31,959
ICICI Prudential Life Insurance Co. Ltd. (m)*	2,904	20,264
Indian Hotels Co. Ltd., Class A	7,274	34,847
Indian Oil Corp. Ltd.	22,823	25,426
Indian Railway Catering & Tourism Corp. Ltd.	1,939	15,029
Indraprastha Gas Ltd.	3,168	18,316
Info Edge India Ltd.	573	31,345
Infosys Ltd.	29,405	476,601
InterGlobe Aviation Ltd. (m)*	1,165	37,347
ITC Ltd.	27,117	149,453
Jindal Steel & Power Ltd.	3,297	23,410
JSW Steel Ltd.	5,842	55,994
Jubilant Foodworks Ltd.	3,199	19,577
Kotak Mahindra Bank Ltd.	9,432	212,405
Larsen & Toubro Ltd.	6,137	185,063
LTIMindtree Ltd. (m)	765	48,633
Lupin Ltd.	1,767	19,462
Mahindra & Mahindra Ltd.	7,894	140,028
Marico Ltd.	4,174	27,041
Maruti Suzuki India Ltd.	1,173	140,218
Max Healthcare Institute Ltd.*	6,705	49,047
Mphasis Ltd.	683	15,839
MRF Ltd.	15	18,522
Muthoot Finance Ltd.	1,105	16,682
Nestle India Ltd.	273	76,293
NTPC Ltd.	39,087	90,219
Oil & Natural Gas Corp. Ltd.	27,150	53,121
Page Industries Ltd.	50	23,006
Petronet LNG Ltd.	6,061	16,453
PI Industries Ltd.	613	29,322
Pidilite Industries Ltd.	1,232	39,023
Power Grid Corp. of India Ltd.	31,379	97,617
Reliance Industries Ltd.	26,609	829,677
Samvardhana Motherson International Ltd.	31,247	32,810
SBI Cards & Payment Services Ltd.	1,906	19,703
SBI Life Insurance Co. Ltd. (m)	3,638	58,069
Shree Cement Ltd.	87	25,364
Shriram Finance Ltd.	2,076	43,936
Siemens Ltd.	769	35,340
Sona Blw Precision Forgings Ltd. (m)	3,537	22,319
SRF Ltd.	1,198	33,510
State Bank of India	16,309	114,158
Sun Pharmaceutical Industries Ltd.	8,901	114,150
Tata Consultancy Services Ltd.	8,165	329,448
Tata Consumer Products Ltd.	4,468	46,955
Tata Elxsi Ltd.	277	25,658
Tata Motors Ltd.*	16,096	117,041
Tata Power Co. Ltd. (The)	11,620	31,468
Tata Steel Ltd.	70,152	96,034
Tech Mahindra Ltd.	4,625	63,840
Titan Co. Ltd.	3,297	122,688
Torrent Pharmaceuticals Ltd.	821	19,058
Trent Ltd.	1,465	31,535
Tube Investments of India Ltd.	906	35,085
TVS Motor Co. Ltd.	1,825	29,576
UltraTech Cement Ltd.	984	99,625
United Spirits Ltd.*	2,349	26,168
UPL Ltd.	3,943	33,083
Varun Beverages Ltd.	3,880	38,060
Vedanta Ltd.	6,008	20,408
Wipro Ltd.	11,040	52,463
Yes Bank Ltd.*	91,112	18,079
Zomato Ltd.*	36,919	33,883

		9,839,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Indonesia (3.0%)
Adaro Energy Indonesia Tbk. PT	127,572	$19,039
Aneka Tambang Tbk.	117,063	15,204
Astra International Tbk. PT	183,159	83,453
Bank Central Asia Tbk. PT	475,383	293,061
Bank Mandiri Persero Tbk. PT	328,096	114,883
Bank Negara Indonesia Persero Tbk. PT	60,070	36,810
Bank Rakyat Indonesia Persero Tbk. PT	2,693,736	979,147
Barito Pacific Tbk. PT	278,094	13,836
Charoen Pokphand Indonesia Tbk. PT*	64,683	22,749
GoTo Gojek Tokopedia Tbk. PT*	7,156,883	52,413
Indah Kiat Pulp & Paper Tbk. PT	22,387	12,735
Indofood CBP Sukses Makmur Tbk. PT	22,879	17,289
Indofood Sukses Makmur Tbk. PT	1,166,188	571,342
Kalbe Farma Tbk. PT	184,272	25,182
Merdeka Copper Gold Tbk. PT*	99,426	20,255
Sarana Menara Nusantara Tbk. PT	236,208	16,678
Sumber Alfaria Trijaya Tbk. PT	177,863	30,630
Telkom Indonesia Persero Tbk. PT	432,651	115,452
Unilever Indonesia Tbk. PT	67,686	19,207
United Tractors Tbk. PT	14,428	22,636
Vale Indonesia Tbk. PT	38,244	16,052

		2,498,053

Kuwait (0.6%)
Agility Public Warehousing Co. KSC*	11,894	24,204
Boubyan Bank KSCP	11,208	23,396
Gulf Bank KSCP	14,065	12,162
Kuwait Finance House KSCP	73,117	177,548
Mabanee Co. KPSC	5,385	14,822
Mobile Telecommunications Co. KSCP	17,706	29,895
National Bank of Kuwait SAKP	64,558	196,710

		478,737

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	24,595

Malaysia (0.9%)
Axiata Group Bhd.	25,967	14,762
Celcomdigi Bhd.	39,934	35,175
CIMB Group Holdings Bhd.	56,596	61,418
Dialog Group Bhd.	30,371	13,427
Genting Bhd.	16,499	14,384
Genting Malaysia Bhd.	23,476	12,402
Hong Leong Bank Bhd.	7,591	30,864
Hong Leong Financial Group Bhd.	4,011	15,178
IHH Healthcare Bhd.	21,971	27,820
Inari Amertron Bhd.	22,380	13,169
IOI Corp. Bhd.	19,549	15,636
Kuala Lumpur Kepong Bhd.	3,372	15,906
Malayan Banking Bhd.	46,826	86,618
Malaysia Airports Holdings Bhd.	10,965	16,162
Maxis Bhd.	18,034	15,866
MISC Bhd.	10,465	16,055
MR DIY Group M Bhd. (m)	33,669	11,493
Nestle Malaysia Bhd.	550	15,440
Petronas Chemicals Group Bhd.	23,324	30,039
Petronas Dagangan Bhd.	3,152	15,001
Petronas Gas Bhd.	9,344	33,436
PPB Group Bhd.	4,905	16,594
Press Metal Aluminium Holdings Bhd.	30,517	30,787
Public Bank Bhd.	124,755	103,074
RHB Bank Bhd.	14,181	16,524
Sime Darby Bhd.	29,543	12,981
Sime Darby Plantation Bhd.	17,851	15,902
Telekom Malaysia Bhd.	13,795	14,516
Tenaga Nasional Bhd.	23,207	44,944
Top Glove Corp. Bhd.*	40,036	6,952

		772,525

Mexico (2.8%)
Alfa SAB de CV, Class A	26,520	16,407
America Movil SAB de CV	272,896	296,221
Arca Continental SAB de CV	4,520	46,391
Banco del Bajio SA (m)	6,601	20,165
Cemex SAB de CV*	136,177	96,263
Coca-Cola Femsa SAB de CV	4,244	35,441
Fibra Uno Administracion SA de CV (REIT)	24,588	35,897
Fomento Economico Mexicano SAB de CV	16,668	184,441
Gruma SAB de CV, Class B	1,820	29,224
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	59,065
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	45,509
Grupo Bimbo SAB de CV, Class A	12,149	65,256
Grupo Carso SAB de CV	4,856	35,093
Grupo Financiero Banorte SAB de CV, Class O	100,639	827,948
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	45,402
Grupo Mexico SAB de CV	27,201	130,785
Grupo Televisa SAB	25,835	26,504
Industrias Penoles SAB de CV (x)*	1,546	21,669
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	29,928
Operadora De Sites Mexicanos SAB de CV, Class A-1 (x)	13,565	12,854
Orbia Advance Corp. SAB de CV	8,999	19,268
Promotora y Operadora de Infraestructura SAB de CV	1,954	19,610
Southern Copper Corp.	687	49,285
Wal-Mart de Mexico SAB de CV	44,891	178,048

		2,326,674

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR) (x)	2,366	17,390
Credicorp Ltd.	578	85,336

		102,726

Philippines (0.5%)
ACEN Corp.*	9,291	909
Ayala Corp.	3,097	35,128
Ayala Land, Inc.	63,229	27,870
Bank of the Philippine Islands	16,723	33,035
BDO Unibank, Inc.	18,767	46,810
International Container Terminal Services, Inc.	11,430	42,156
JG Summit Holdings, Inc.	38,365	30,988
Jollibee Foods Corp.	4,563	19,787
Metropolitan Bank & Trust Co.	15,354	15,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PLDT, Inc.	859	$20,368
SM Investments Corp.	2,687	45,097
SM Prime Holdings, Inc.	98,339	58,535
Universal Robina Corp.	8,243	20,575

		396,753

Poland (0.6%)
Allegro.eu SA (m)*	3,650	28,723
Bank Polska Kasa Opieki SA	2,082	56,786
CD Projekt SA	561	21,357
Dino Polska SA (m)*	396	46,268
KGHM Polska Miedz SA	1,393	38,488
LPP SA*	9	31,030
PGE Polska Grupa Energetyczna SA*	11,666	20,836
Polski Koncern Naftowy ORLEN SA	5,334	84,548
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	69,683
Powszechny Zaklad Ubezpieczen SA	5,218	50,606
Santander Bank Polska SA*	306	29,294

		477,619

Qatar (0.6%)
Barwa Real Estate Co.	9,728	6,929
Commercial Bank PSQC (The)	25,888	41,355
Dukhan Bank	16,278	17,620
Industries Qatar QSC	13,744	42,653
Masraf Al Rayan QSC	50,968	35,927
Mesaieed Petrochemical Holding Co.	46,863	24,531
Ooredoo QPSC	4,608	13,931
Qatar Electricity & Water Co. QSC	5,127	24,445
Qatar Fuel QSC	5,099	23,802
Qatar Gas Transport Co. Ltd.	27,866	31,199
Qatar International Islamic Bank QSC	8,410	23,170
Qatar Islamic Bank SAQ	13,912	67,707
Qatar National Bank QPSC	39,576	167,885

		521,154

Romania (0.0%)†
NEPI Rockcastle NV	3,393	19,893

Russia (0.0%)
Gazprom PJSC (r)*	80,604	—
LUKOIL PJSC (r)*	2,799	—
Magnit PJSC (r)*	1,475	—
Magnit PJSC (GDR) (m)(r)*	3	—
MMC Norilsk Nickel PJSC (ADR) (r)*	4,277	—
Mobile TeleSystems PJSC (r)*	26,722	—
Novatek PJSC (GDR) (m)(r)*	780	—
Novolipetsk Steel PJSC (GDR) (m)(r)*	1,309	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (r)*	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR)(m) (r)*	1,815	—
Surgutneftegas PJSC (ADR) (r)*	7,330	—
Tatneft PJSC (ADR) (r)*	1,723	—
VTB Bank PJSC (r)*	110,628,000	—
Yandex NV, Class A (r)*	2,060	—

		—

South Africa (3.3%)
Absa Group Ltd.	7,635	68,317
African Rainbow Minerals Ltd.	940	9,985
Anglo American Platinum Ltd.	507	22,925
Aspen Pharmacare Holdings Ltd.	4,119	40,223
Bid Corp. Ltd.	3,037	66,703
Bidvest Group Ltd. (The)	2,243	31,178
Capitec Bank Holdings Ltd.	746	62,135
Clicks Group Ltd.	1,829	25,432
Discovery Ltd.*	3,986	30,801
Exxaro Resources Ltd.	2,006	17,507
FirstRand Ltd.	218,036	795,659
Foschini Group Ltd. (The)	3,038	15,219
Gold Fields Ltd.	7,581	105,311
Growthpoint Properties Ltd. (REIT)	26,720	16,557
Harmony Gold Mining Co. Ltd.	4,617	19,568
Impala Platinum Holdings Ltd.	7,991	53,454
Kumba Iron Ore Ltd.	596	14,020
Mr Price Group Ltd.	2,007	15,383
MTN Group Ltd.	14,080	103,602
MultiChoice Group	2,988	15,161
Naspers Ltd., Class N	1,692	306,651
Nedbank Group Ltd.	4,331	52,591
Ninety One Ltd.	165,139	357,649
Northam Platinum Holdings Ltd.*	2,662	17,774
Old Mutual Ltd.	35,801	23,060
OUTsurance Group Ltd.	8,227	14,867
Pepkor Holdings Ltd. (m)	21,971	19,268
Remgro Ltd.	3,981	31,105
Sanlam Ltd.	13,653	42,436
Sasol Ltd.	4,588	56,978
Shoprite Holdings Ltd.	4,620	55,397
Sibanye Stillwater Ltd.	27,853	43,016
Standard Bank Group Ltd.	11,505	108,511
Vodacom Group Ltd.	6,142	38,296
Woolworths Holdings Ltd.	7,787	29,516

		2,726,255

South Korea (11.1%)
Amorepacific Corp.	217	16,075
BGF retail Co. Ltd.	118	15,701
Celltrion Healthcare Co. Ltd.	924	46,247
Celltrion Pharm, Inc.*	359	20,917
Celltrion, Inc.	947	110,447
CJ CheilJedang Corp.	56	11,493
CJ Corp.	3,210	166,821
Cosmax, Inc.*	11,777	831,235
CosmoAM&T Co. Ltd.*	198	28,372
Coway Co. Ltd.	373	12,484
DB Insurance Co. Ltd.	311	17,665
Doosan Bobcat, Inc.	386	17,267
Doosan Enerbility Co. Ltd.*	4,199	57,977
Ecopro BM Co. Ltd.	452	86,632
E-MART, Inc.	132	7,728
F&F Co. Ltd.	115	10,498
GS Holdings Corp.	417	11,640
Hana Financial Group, Inc.	2,776	83,088
Hankook Tire & Technology Co. Ltd.	502	13,174
Hanmi Pharm Co. Ltd.	62	14,547
Hanon Systems	3,857	26,870
Hanwha Aerospace Co. Ltd.	306	29,707
Hanwha Solutions Corp.*	753	24,350
HD Hyundai Co. Ltd.	320	14,600
HD Hyundai Heavy Industries Co. Ltd.*	144	14,475
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	263	23,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
HLB, Inc.*	1,067	$26,508
HMM Co. Ltd.	2,351	33,777
Hotel Shilla Co. Ltd.	215	12,015
HYBE Co. Ltd.*	224	48,033
Hyundai Engineering & Construction Co. Ltd.	526	15,297
Hyundai Glovis Co. Ltd.	127	19,099
Hyundai Mipo Dockyard Co. Ltd.*	237	15,211
Hyundai Mobis Co. Ltd.	515	91,305
Hyundai Motor Co.	1,190	187,240
Hyundai Motor Co. (Preference) (Korea Stock Exchange) (q)	246	20,534
Hyundai Motor Co. (Preference) (OTC US Exchange) (q)	166	13,744
Hyundai Steel Co.	585	15,063
Industrial Bank of Korea	1,761	13,845
Kakao Corp.	2,876	107,179
Kakao Games Corp.*	591	14,851
KakaoBank Corp.	1,644	29,838
Kakaopay Corp.*	365	13,072
Kangwon Land, Inc.	688	9,116
KB Financial Group, Inc.	3,562	129,160
Kia Corp.	2,302	155,226
Korea Aerospace Industries Ltd.	507	20,594
Korea Electric Power Corp.*	2,726	42,652
Korea Investment Holdings Co. Ltd.	282	11,129
Korea Zinc Co. Ltd.	73	27,127
Korean Air Lines Co. Ltd.	1,982	36,730
Krafton, Inc.*	251	37,286
KT&G Corp.	899	56,596
Kumho Petrochemical Co. Ltd.	123	12,446
L&F Co. Ltd.	200	37,508
LG Chem Ltd.	423	216,342
LG Chem Ltd. (Preference) (q)	55	14,811
LG Corp.	944	63,349
LG Display Co. Ltd.*	1,567	18,847
LG Electronics, Inc.	850	82,246
LG Energy Solution Ltd.*	300	126,838
LG H&H Co. Ltd.	80	28,021
LG Innotek Co. Ltd.	96	22,731
LG Uplus Corp.	1,446	11,797
Lotte Chemical Corp.	200	23,563
Lotte Energy Materials Corp.	450	16,629
Meritz Financial Group, Inc.	1,061	33,576
Mirae Asset Securities Co. Ltd.	1,943	10,691
NAVER Corp.	1,125	157,514
NCSoft Corp.	147	33,168
Netmarble Corp. (m)*	467	17,514
NH Investment & Securities Co. Ltd.	1,358	9,884
Orion Corp.	161	14,678
Pan Ocean Co. Ltd.	2,941	11,623
Pearl Abyss Corp.*	482	19,336
POSCO Future M Co. Ltd.	267	72,315
POSCO Holdings, Inc.	651	193,187
Samsung Biologics Co. Ltd. (m)*	146	82,438
Samsung C&T Corp.	707	56,869
Samsung Electro-Mechanics Co. Ltd.	486	53,525
Samsung Electronics Co. Ltd.	61,552	3,392,527
Samsung Electronics Co. Ltd. (Preference) (q)	7,052	320,054
Samsung Engineering Co. Ltd.*	1,058	22,845
Samsung Fire & Marine Insurance Co. Ltd.	264	46,199
Samsung Heavy Industries Co. Ltd.*	4,245	21,616
Samsung Life Insurance Co. Ltd.	603	30,863
Samsung SDI Co. Ltd.	471	240,974
Samsung SDS Co. Ltd.	334	31,254
Samsung Securities Co. Ltd.	423	11,606
Shinhan Financial Group Co. Ltd.	4,230	109,500
SK Bioscience Co. Ltd.*	456	27,621
SK Hynix, Inc.	4,679	412,568
SK IE Technology Co. Ltd. (m)*	254	18,823
SK Innovation Co. Ltd.*	557	67,007
SK Square Co. Ltd.*	912	30,742
SK, Inc.	283	32,083
SKC Co. Ltd.	141	10,540
S-Oil Corp.	304	15,469
Woori Financial Group, Inc.	4,526	40,647
Yuhan Corp.	364	16,730

		9,256,713

Taiwan (17.6%)
Accton Technology Corp.	5,128	58,115
Acer, Inc.	20,895	21,109
Advantech Co. Ltd.	3,316	43,705
ASE Technology Holding Co. Ltd.	290,905	1,037,618
Asia Cement Corp.	15,725	22,454
Asustek Computer, Inc.	6,027	61,247
AUO Corp.	66,949	40,173
Catcher Technology Co. Ltd.	4,883	27,558
Cathay Financial Holding Co. Ltd.	82,317	114,458
Chailease Holding Co. Ltd.*	12,159	80,075
Chang Hwa Commercial Bank Ltd.	45,739	27,426
Cheng Shin Rubber Industry Co. Ltd.	13,228	17,050
China Airlines Ltd.	22,757	19,226
China Development Financial Holding Corp.	126,364	50,397
China Steel Corp.	107,475	101,694
Chunghwa Telecom Co. Ltd.	33,116	123,867
Compal Electronics, Inc.	29,953	28,222
CTBC Financial Holding Co. Ltd.	161,946	129,484
Delta Electronics, Inc.	16,695	185,636
E Ink Holdings, Inc.	6,440	46,862
E.Sun Financial Holding Co. Ltd.	121,132	101,532
Eclat Textile Co. Ltd.	1,360	21,879
eMemory Technology, Inc.	708	50,652
Eva Airways Corp.	20,580	26,386
Evergreen Marine Corp. Taiwan Ltd.	7,982	24,096
Far Eastern New Century Corp.	34,411	36,957
Far EasTone Telecommunications Co. Ltd.	11,429	28,874
Feng TAY Enterprise Co. Ltd.	79,152	501,696
First Financial Holding Co. Ltd.	96,792	86,143
Formosa Chemicals & Fibre Corp.	33,062	71,367
Formosa Petrochemical Corp.	8,146	22,104
Formosa Plastics Corp.	32,974	90,932
Fubon Financial Holding Co. Ltd.	63,691	124,861
Giant Manufacturing Co. Ltd.	2,145	15,949
Global Unichip Corp.	752	39,071
Globalwafers Co. Ltd.	2,457	39,427
Hon Hai Precision Industry Co. Ltd.	265,383	965,929
Hotai Motor Co. Ltd.	2,839	74,527
Hua Nan Financial Holdings Co. Ltd.	78,642	56,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Innolux Corp.	84,159	$41,454
Inventec Corp.	19,884	27,669
Largan Precision Co. Ltd.	926	63,613
Lite-On Technology Corp.	14,911	49,816
MediaTek, Inc.	46,042	1,022,002
Mega Financial Holding Co. Ltd.	95,566	117,463
Micro-Star International Co. Ltd.	155,817	886,487
Nan Ya Plastics Corp.	39,721	92,706
Nan Ya Printed Circuit Board Corp.	1,596	13,641
Nanya Technology Corp.	8,913	20,402
Nien Made Enterprise Co. Ltd.	1,191	13,139
Novatek Microelectronics Corp.	4,946	68,140
Pegatron Corp.*	21,877	52,681
PharmaEssentia Corp.*	1,651	18,059
Pou Chen Corp.	17,200	17,450
Powerchip Semiconductor Manufacturing Corp.	20,672	20,644
President Chain Store Corp.	5,487	49,770
Quanta Computer, Inc.	23,573	115,486
Realtek Semiconductor Corp.	4,073	50,961
Ruentex Development Co. Ltd.	19,142	22,120
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	49,906
Shin Kong Financial Holding Co. Ltd.*	136,202	39,034
SinoPac Financial Holdings Co. Ltd.	96,511	53,857
Synnex Technology International Corp.	9,642	18,004
Taishin Financial Holding Co. Ltd.	90,621	55,191
Taiwan Business Bank	51,398	23,616
Taiwan Cement Corp.	60,564	74,147
Taiwan Cooperative Financial Holding Co. Ltd.	81,746	73,782
Taiwan High Speed Rail Corp.	14,761	15,259
Taiwan Mobile Co. Ltd.	15,213	46,755
Taiwan Semiconductor Manufacturing Co. Ltd.	298,672	5,565,851
Unimicron Technology Corp.	11,840	67,587
Uni-President Enterprises Corp.	258,482	634,210
United Microelectronics Corp.	101,617	159,485
Vanguard International Semiconductor Corp.	6,358	18,057
Voltronic Power Technology Corp.	748	47,426
Walsin Lihwa Corp.	28,451	37,689
Wan Hai Lines Ltd.	4,982	9,508
Winbond Electronics Corp.*	21,485	19,107
Wistron Corp.	22,536	66,048
Wiwynn Corp.	1,014	46,549
WPG Holdings Ltd.	11,581	20,364
Yageo Corp.	3,172	50,347
Yang Ming Marine Transport Corp.*	15,133	30,747
Yuanta Financial Holding Co. Ltd.	86,023	63,941
Zhen Ding Technology Holding Ltd.	4,897	16,573

		14,681,618

Thailand (2.7%)
Advanced Info Service PCL	10,392	62,812
Airports of Thailand PCL*	37,435	75,757
Asset World Corp. PCL	98,830	13,783
B Grimm Power PCL	13,665	13,423
Bangkok Dusit Medical Services PCL, Class F	90,230	69,985
Bangkok Expressway & Metro PCL	66,757	16,124
Berli Jucker PCL	14,375	14,116
BTS Group Holdings PCL	76,868	16,157
Bumrungrad Hospital PCL	5,207	33,221
Central Pattana PCL	17,641	32,608
Central Retail Corp. PCL	15,804	17,422
Charoen Pokphand Foods PCL	33,848	18,833
CP ALL PCL	51,003	90,102
CP Axtra PCL	18,267	18,205
Delta Electronics Thailand PCL	27,240	70,912
Energy Absolute PCL	14,662	23,606
Global Power Synergy PCL, Class F	8,050	12,352
Gulf Energy Development PCL	25,622	33,866
Home Product Center PCL	51,694	20,484
Indorama Ventures PCL	15,813	15,332
Intouch Holdings PCL, Class F	9,804	20,500
Kasikornbank PCL	107,674	395,789
Krung Thai Bank PCL	32,748	17,966
Krungthai Card PCL	10,202	14,269
Land & Houses PCL	73,066	17,446
Minor International PCL	27,646	26,754
Muangthai Capital PCL	14,055	15,574
Osotspa PCL	17,431	14,636
PTT Exploration & Production PCL	152,440	647,068
PTT Global Chemical PCL	188,592	198,778
PTT Oil & Retail Business PCL	26,355	15,791
PTT PCL	87,324	82,509
SCB X PCL	7,353	22,132
SCG Packaging PCL	11,838	12,479
Siam Cement PCL (The)	6,813	61,964
Thai Oil PCL	10,747	13,474
True Corp. PCL	105,634	19,571

		2,265,800

Turkey (0.4%)
Akbank TAS	25,213	19,703
Aselsan Elektronik Sanayi ve Ticaret A/S	5,896	12,423
BIM Birlesik Magazalar A/S	5,030	33,022
Eregli Demir ve Celik Fabrikalari TAS*	11,314	16,166
Ford Otomotiv Sanayi A/S	709	20,599
Haci Omer Sabanci Holding A/S	8,743	15,538
Hektas Ticaret TAS*	9,732	11,416
KOC Holding A/S	10,285	41,247
Koza Altin Isletmeleri A/S	11,614	11,121
Sasa Polyester Sanayi A/S*	8,802	19,158
Turk Hava Yollari AO*	4,461	33,451
Turkcell Iletisim Hizmetleri A/S	11,528	16,115
Turkiye Is Bankasi A/S, Class C	28,283	15,379
Turkiye Petrol Rafinerileri A/S	7,175	21,972
Turkiye Sise ve Cam Fabrikalari A/S	11,139	19,119
Yapi ve Kredi Bankasi A/S	30,053	15,090

		321,519

United Arab Emirates (0.9%)
Abu Dhabi Commercial Bank PJSC	25,127	55,476
Abu Dhabi Islamic Bank PJSC	12,467	36,185
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	28,509
Aldar Properties PJSC	33,061	45,879
Americana Restaurants International plc	22,450	25,811
Dubai Islamic Bank PJSC	24,854	37,215
Emaar Properties PJSC	56,887	99,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Emirates NBD Bank PJSC	16,262	$65,581
Emirates Telecommunications Group Co. PJSC	29,852	182,353
First Abu Dhabi Bank PJSC	37,922	141,448
Multiply Group PJSC*	46,053	39,732

		758,043

United Kingdom (0.0%)†
Pepco Group NV (m)*	1,720	15,571

United States (0.1%)
JBS SA	6,207	22,698
Legend Biotech Corp. (ADR)*	499	34,446
Parade Technologies Ltd.	539	18,807

		75,951

Total Common Stocks (96.5%) (Cost $86,577,047)		80,356,873

	Number of Rights	Value (Note 1)
RIGHTS:
China (0.0%)
Far East Horizon Ltd., expiring 12/31/23* (Cost $—) (r)	135	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	644,070	644,198

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.2%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $183,974, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $187,653. (xx)	$183,897	183,897

Total Short-Term Investments (1.0%) (Cost $828,154)		828,095

Total Investments in Securities (97.5%) (Cost $87,405,201)		81,184,968
Other Assets Less Liabilities (2.5%)		2,073,804

Net Assets (100%)		$83,258,772

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $36,082 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $3,774,708 or 4.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $264,789. This was collateralized by $92,997 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.500%, maturing 10/26/23 – 11/15/52 and by cash of $183,897 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AED	— U Arab Dirham
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Renminbi
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— European Currency Unit
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— India Rupee
KWD	— Kuwait Dinar
MXN	— Mexican Peso
PHP	— Philippine Peso
PLN	— Polish Zloty
QAR	— Qatari Rials
REIT	— Real Estate Investment Trust
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	28	9/2023	USD	1,397,060	(14,783)

					(14,783)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AED 22,202, CLP 42,180, CNH 442, CNY 34,491, CZK 13,297, EGP 339, EUR 8,739, HKD 39,013, HUF 8,454, INR 1,501, KWD 13,273, MXN 15,984, PHP 191, PLN 12,787, QAR 23,191, TRY 8,221, TWD 281,802 and ZAR 6,672.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Australia	$—	$86,765	$—		$86,765
Brazil	6,313,196	—	—		6,313,196
Chile	1,045,600	—	—		1,045,600
China	2,012,130	21,206,924	5,864		23,224,918
Colombia	832,528	—	—		832,528
Czech Republic	—	761,697	—		761,697
Egypt	—	52,472	—		52,472
Greece	—	266,234	—		266,234
Hong Kong	—	81,622	—		81,622
Hungary	—	132,563	—		132,563
India	1,359,719	8,479,360	—		9,839,079
Indonesia	—	2,498,053	—		2,498,053
Kuwait	—	478,737	—		478,737
Luxembourg	—	24,595	—		24,595
Malaysia	—	772,525	—		772,525
Mexico	2,326,674	—	—		2,326,674
Peru	102,726	—	—		102,726
Philippines	—	396,753	—		396,753
Poland	—	477,619	—		477,619
Qatar	—	521,154	—		521,154
Romania	—	19,893	—		19,893
Russia	—	—	—	(b)	—	(b)
South Africa	—	2,726,255	—		2,726,255
South Korea	—	9,256,713	—		9,256,713
Taiwan	—	14,681,618	—		14,681,618
Thailand	—	2,265,800	—		2,265,800
Turkey	—	321,519	—		321,519
United Arab Emirates	—	758,043	—		758,043
United Kingdom	—	15,571	—		15,571
United States	57,144	18,807	—		75,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Rights
China	$—	$—	$—	(b)	$— (b)
Short-Term Investments
Investment Company	644,198	—	—		644,198
Repurchase Agreement	—	183,897	—		183,897

Total Assets	$14,693,915	$66,485,189	$5,864		$81,184,968

Liabilities:
Futures	$(14,783)	$—	$—		$(14,783)

Total Liabilities	$(14,783)	$—	$—		$(14,783)

Total	$14,679,132	$66,485,189	$5,864		$81,170,185

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(14,783	)*

Total		$(14,783)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$111	$111

Total	$111	$111

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,330	$5,330

Total	$5,330	$5,330

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$1,364,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,523,638
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,838,891

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,561,288
Aggregate gross unrealized depreciation	(13,983,842)

Net unrealized depreciation	$(6,422,554)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$87,592,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $87,221,304)	$81,001,071
Repurchase Agreements (Cost $183,897)	183,897
Cash	1,243,110
Foreign cash (Cost $542,079)	532,779
Cash held as collateral at broker for futures	41,704
Dividends, interest and other receivables	574,561
Receivable for Portfolio shares sold	34,587
Receivable for securities sold	21,652
Due from broker for futures variation margin	10,638
Securities lending income receivable	365
Other assets	936

Total assets	83,645,300

LIABILITIES
Payable for return of collateral on securities loaned	183,897
Payable for securities purchased	42,699
Investment management fees payable	31,265
Payable for Portfolio shares repurchased	25,056
Accrued India taxes	17,844
Distribution fees payable – Class IB	8,835
Administrative fees payable	8,744
Accrued expenses	68,188

Total liabilities	386,528

NET ASSETS	$83,258,772

Net assets were comprised of:
Paid in capital	$89,461,792
Total distributable earnings (loss)	(6,203,020)

Net assets	$83,258,772

Class IB
Net asset value, offering and redemption price per share, $43,112,903 / 4,985,971 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.65

Class K
Net asset value, offering and redemption price per share, $40,145,869 / 4,636,356 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

(x)	Includes value of securities on loan of $264,789.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $150,814 foreign withholding tax)	$1,356,757
Interest	28,609
Securities lending (net)	4,749

Total income	1,390,115

EXPENSES
Investment management fees	282,084
Custodian fees	105,427
Distribution fees – Class IB	51,716
Administrative fees	51,533
Professional fees	32,434
Printing and mailing expenses	7,271
Trustees’ fees	1,218
Miscellaneous	5,269

Gross expenses	536,952
Less: Waiver from investment manager	(102,288)

Net expenses	434,664

NET INVESTMENT INCOME (LOSS)	955,451

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(550,444)
Futures contracts	111
Foreign currency transactions	(6,334)

Net realized gain (loss)	(556,667)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $17,844 on unrealized appreciation on investments)	4,231,446
Futures contracts	5,330
Foreign currency translations	(6,425)

Net change in unrealized appreciation (depreciation)	4,230,351

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,673,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,629,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$955,451	$1,815,455
Net realized gain (loss)	(556,667)	4,000,593
Net change in unrealized appreciation (depreciation)	4,230,351	(20,461,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,629,135	(14,645,126)

Distributions to shareholders:
Class IB	—	(2,822,885)
Class K	—	(2,854,325)

Total distributions to shareholders	—	(5,677,210)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 572,878 and 1,010,652 shares, respectively ]	4,887,053	9,366,775
Capital shares issued in reinvestment of dividends and distributions [ 0 and 341,474 shares, respectively ]	—	2,822,885
Capital shares repurchased [ (340,985) and (523,933) shares, respectively]	(2,895,089)	(4,833,668)

Total Class IB transactions	1,991,964	7,355,992

Class K
Capital shares sold [ 163,592 and 1,110,049 shares, respectively ]	1,392,831	10,425,313
Capital shares issued in reinvestment of dividends and distributions [ 0 and 345,232 shares, respectively ]	—	2,854,325
Capital shares repurchased [ (165,834) and (299,995) shares, respectively]	(1,416,077)	(2,762,056)

Total Class K transactions	(23,246)	10,517,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,968,718	17,873,574

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,597,853	(2,448,762)
NET ASSETS:
Beginning of period	76,660,919	79,109,681

End of period	$83,258,772	$76,660,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020		2019	2018
Net asset value, beginning of period	$8.16		$10.68	$11.16	$10.02		$8.62	$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.21	0.13	0.08	(aa)	0.17	0.14
Net realized and unrealized gain (loss)	0.39		(2.09)	(0.19)	1.30		1.38	(1.71)

Total from investment operations	0.49		(1.88)	(0.06)	1.38		1.55	(1.57)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.14)	(0.11)		(0.15)	(0.13)
Distributions from net realized gains	—		(0.45)	(0.28)	(0.13)		—	(0.06)

Total dividends and distributions	—		(0.64)	(0.42)	(0.24)		(0.15)	(0.19)

Net asset value, end of period	$8.65		$8.16	$10.68	$11.16		$10.02	$8.62

Total return (b)	6.00%		(17.63)%	(0.55)%	14.10%		18.07%	(15.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,113		$38,799	$41,915	$32,396		$26,516	$21,221
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%		1.20%	1.20%	1.20%		1.20%	1.20%
Before waivers (a)(f)	1.45%		1.48%	1.26%	1.39%		1.34%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.25%		2.29%	1.13%	0.84	%(bb)	1.84%	1.40%
Before waivers (a)(f)	2.00%		2.01%	1.07%	0.65	%(bb)	1.69%	1.25%
Portfolio turnover rate^	2	%(z)	73%	13%	29%		9%	8%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020		2019	2018
Net asset value, beginning of period	$8.16		$10.68	$11.16	$10.02		$8.61	$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.24	0.15	0.10 (aa	)	0.19	0.16
Net realized and unrealized gain (loss)	0.39		(2.09)	(0.19)	1.30		1.40	(1.71)

Total from investment operations	0.50		(1.85)	(0.04)	1.40		1.59	(1.55)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.16)	(0.13)		(0.18)	(0.16)
Distributions from net realized gains	—		(0.45)	(0.28)	(0.13)		—	(0.06)

Total dividends and distributions	—		(0.67)	(0.44)	(0.26)		(0.18)	(0.22)

Net asset value, end of period	$8.66		$8.16	$10.68	$11.16		$10.02	$8.61

Total return (b)	6.13%		(17.43)%	(0.31)%	14.33%		18.49%	(15.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,146		$37,862	$37,195	$42,272		$39,926	$33,360
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%		0.95%	0.95%
Before waivers (a)(f)	1.20%		1.24%	1.01%	1.14%		1.09%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.49%		2.57%	1.26%	1.04	%(bb)	2.08%	1.61%
Before waivers (a)(f)	2.24%		2.28%	1.20%	0.85	%(bb)	1.93%	1.46%
Portfolio turnover rate^	2	%(z)	73%	13%	29%		9%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.07 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	27.9%
Health Care	13.2
Financials	12.3
Consumer Discretionary	10.5
Industrials	8.5
Communication Services	8.3
Consumer Staples	6.6
Energy	4.1
Utilities	2.5
Materials	2.5
Real Estate	2.4
Repurchase Agreements	0.1
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,165.70	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.71
Class IB
Actual	1,000.00	1,165.60	2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.71
Class K
Actual	1,000.00	1,167.00	1.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.36	1.45

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.3%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,590,800	$25,373,260
Verizon Communications, Inc.	935,475	34,790,315

		60,163,575

Entertainment (1.4%)
Activision Blizzard, Inc.*	159,192	13,419,885
Electronic Arts, Inc.	57,970	7,518,709
Live Nation Entertainment, Inc.*	32,026	2,917,889
Netflix, Inc.*	98,920	43,573,271
Take-Two Interactive Software, Inc.*	35,282	5,192,099
Walt Disney Co. (The)*	406,613	36,302,409
Warner Bros Discovery, Inc.*	493,296	6,185,932

		115,110,194

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	1,321,995	158,242,801
Alphabet, Inc., Class C*	1,137,165	137,562,850
Match Group, Inc.*	61,963	2,593,152
Meta Platforms, Inc., Class A*	492,250	141,265,905

		439,664,708

Media (0.7%)
Charter Communications, Inc., Class A*	23,119	8,493,227
Comcast Corp., Class A	925,548	38,456,519
Fox Corp., Class A	59,871	2,035,614
Fox Corp., Class B	30,405	969,616
Interpublic Group of Cos., Inc. (The)	85,900	3,314,022
News Corp., Class A	84,769	1,652,996
News Corp., Class B	26,132	515,323
Omnicom Group, Inc.	44,396	4,224,279
Paramount Global, Class B (x)	112,820	1,794,966

		61,456,562

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	128,160	17,801,424

Total Communication Services		694,196,463

Consumer Discretionary (10.5%)
Automobile Components (0.1%)
Aptiv plc*	60,193	6,145,104
BorgWarner, Inc.	52,153	2,550,803

		8,695,907

Automobiles (2.2%)
Ford Motor Co.	874,488	13,231,003
General Motors Co.	309,331	11,927,803
Tesla, Inc.*	599,488	156,927,974

		182,086,780

Broadline Retail (3.2%)
Amazon.com, Inc.*	1,986,332	258,938,240
eBay, Inc.	118,990	5,317,663
Etsy, Inc.*	27,448	2,322,375

		266,578,278

Distributors (0.1%)
Genuine Parts Co.	31,268	5,291,483
LKQ Corp.	56,504	3,292,488
Pool Corp.	8,687	3,254,498

		11,838,469

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc.*	8,219	22,194,012
Caesars Entertainment, Inc.*	47,887	2,440,800
Carnival Corp.*	223,502	4,208,543
Chipotle Mexican Grill, Inc., Class A*	6,139	13,131,321
Darden Restaurants, Inc.	26,909	4,495,956
Domino’s Pizza, Inc.	7,864	2,650,089
Expedia Group, Inc.*	31,732	3,471,163
Hilton Worldwide Holdings, Inc.	58,885	8,570,712
Las Vegas Sands Corp.*	73,128	4,241,424
Marriott International, Inc., Class A	57,377	10,539,581
McDonald’s Corp.	162,461	48,479,987
MGM Resorts International	67,191	2,951,029
Norwegian Cruise Line Holdings Ltd.*	94,385	2,054,761
Royal Caribbean Cruises Ltd.*	48,940	5,077,036
Starbucks Corp.	255,098	25,270,008
Wynn Resorts Ltd.	23,043	2,433,571
Yum! Brands, Inc.	62,325	8,635,129

		170,845,122

Household Durables (0.4%)
DR Horton, Inc.	69,065	8,404,520
Garmin Ltd.	34,053	3,551,387
Lennar Corp., Class A	56,470	7,076,256
Mohawk Industries, Inc.*	11,761	1,213,265
Newell Brands, Inc.	83,853	729,521
NVR, Inc.*	679	4,312,071
PulteGroup, Inc.	49,672	3,858,521
Whirlpool Corp.	12,185	1,813,006

		30,958,547

Leisure Products (0.0%)†
Hasbro, Inc.	28,993	1,877,877

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	13,225	929,717
AutoZone, Inc.*	4,094	10,207,816
Bath & Body Works, Inc.	50,946	1,910,475
Best Buy Co., Inc.	43,306	3,548,927
CarMax, Inc.*	35,205	2,946,659
Home Depot, Inc. (The)	225,340	69,999,618
Lowe’s Cos., Inc.	132,702	29,950,841
O’Reilly Automotive, Inc.*	13,547	12,941,449
Ross Stores, Inc.	76,114	8,534,663
TJX Cos., Inc. (The)	256,231	21,725,826
Tractor Supply Co.	24,381	5,390,639
Ulta Beauty, Inc.*	11,146	5,245,252

		173,331,882

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	274,166	30,259,701
Ralph Lauren Corp., Class A	9,145	1,127,579
Tapestry, Inc.	51,580	2,207,624
VF Corp.	73,512	1,403,344

		34,998,248

Total Consumer Discretionary		881,211,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.6%)
Beverages (1.7%)
Brown-Forman Corp., Class B	40,699	$2,717,879
Coca-Cola Co. (The)	866,077	52,155,157
Constellation Brands, Inc., Class A	35,880	8,831,144
Keurig Dr Pepper, Inc.	187,421	5,860,655
Molson Coors Beverage Co., Class B	41,778	2,750,664
Monster Beverage Corp.*	170,028	9,766,408
PepsiCo, Inc.	306,565	56,781,969

		138,863,876

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	98,684	53,129,492
Dollar General Corp.	48,756	8,277,794
Dollar Tree, Inc.*	46,268	6,639,458
Kroger Co. (The)	145,319	6,829,993
Sysco Corp.	112,747	8,365,827
Target Corp.	102,705	13,546,790
Walgreens Boots Alliance, Inc.	159,352	4,539,938
Walmart, Inc.	312,112	49,057,764

		150,387,056

Food Products (1.0%)
Archer-Daniels-Midland Co.	121,193	9,157,343
Bunge Ltd.	33,511	3,161,763
Campbell Soup Co.	44,649	2,040,906
Conagra Brands, Inc.	106,122	3,578,434
General Mills, Inc.	130,698	10,024,536
Hershey Co. (The)	32,774	8,183,668
Hormel Foods Corp.	64,456	2,592,420
J M Smucker Co. (The)	23,729	3,504,061
Kellogg Co.	57,203	3,855,482
Kraft Heinz Co. (The)	177,506	6,301,463
Lamb Weston Holdings, Inc.	32,422	3,726,909
McCormick & Co., Inc. (Non-Voting)	55,817	4,868,917
Mondelez International, Inc., Class A	303,040	22,103,738
Tyson Foods, Inc., Class A	63,552	3,243,694

		86,343,334

Household Products (1.4%)
Church & Dwight Co., Inc.	54,354	5,447,901
Clorox Co. (The)	27,509	4,375,031
Colgate-Palmolive Co.	184,596	14,221,276
Kimberly-Clark Corp.	75,074	10,364,717
Procter & Gamble Co. (The)	524,474	79,583,685

		113,992,610

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	51,596	10,132,423

Tobacco (0.6%)
Altria Group, Inc.	397,208	17,993,522
Philip Morris International, Inc.	345,396	33,717,558

		51,711,080

Total Consumer Staples		551,430,379

Energy (4.1%)
Energy Equipment & Services (0.4%)
Baker Hughes Co., Class A	225,271	7,120,816
Halliburton Co.	200,757	6,622,973
Schlumberger NV	317,166	15,579,194

		29,322,983

Oil, Gas & Consumable Fuels (3.7%)
APA Corp.	68,670	2,346,454
Chevron Corp.	387,782	61,017,498
ConocoPhillips	269,263	27,898,339
Coterra Energy, Inc.	168,549	4,264,290
Devon Energy Corp.	142,791	6,902,517
Diamondback Energy, Inc.	40,297	5,293,414
EOG Resources, Inc.	130,143	14,893,565
EQT Corp.	80,473	3,309,855
Exxon Mobil Corp.#	899,651	96,487,570
Hess Corp.	61,493	8,359,973
Kinder Morgan, Inc.	438,870	7,557,341
Marathon Oil Corp.	137,430	3,163,639
Marathon Petroleum Corp.	94,412	11,008,439
Occidental Petroleum Corp.	159,879	9,400,885
ONEOK, Inc.	99,565	6,145,152
Phillips 66	102,106	9,738,870
Pioneer Natural Resources Co.	52,011	10,775,639
Targa Resources Corp.	50,294	3,827,373
Valero Energy Corp.	80,445	9,436,199
Williams Cos., Inc. (The)	271,072	8,845,079

		310,672,091

Total Energy		339,995,074

Financials (12.3%)
Banks (3.0%)
Bank of America Corp.	1,542,772	44,262,129
Citigroup, Inc.	433,193	19,944,206
Citizens Financial Group, Inc.	107,697	2,808,738
Comerica, Inc.	29,299	1,241,106
Fifth Third Bancorp	151,473	3,970,107
Huntington Bancshares, Inc.	321,235	3,462,913
JPMorgan Chase & Co.	650,270	94,575,269
KeyCorp	208,115	1,922,982
M&T Bank Corp.	36,909	4,567,858
PNC Financial Services Group, Inc. (The)	88,810	11,185,619
Regions Financial Corp.	208,794	3,720,709
Truist Financial Corp.	296,379	8,995,103
US Bancorp	310,407	10,255,847
Wells Fargo & Co.	834,947	35,635,538
Zions Bancorp NA	32,956	885,198

		247,433,322

Capital Markets (2.6%)
Ameriprise Financial, Inc.	23,182	7,700,133
Bank of New York Mellon Corp. (The)	159,795	7,114,073
BlackRock, Inc.	33,325	23,032,241
Cboe Global Markets, Inc.	23,492	3,242,131
Charles Schwab Corp. (The)	330,683	18,743,112
CME Group, Inc.	80,044	14,831,353
FactSet Research Systems, Inc.	8,527	3,416,343
Franklin Resources, Inc.	63,528	1,696,833
Goldman Sachs Group, Inc. (The)	73,977	23,860,542
Intercontinental Exchange, Inc.	124,582	14,087,733
Invesco Ltd.	101,952	1,713,813
MarketAxess Holdings, Inc.	8,382	2,191,222

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Moody’s Corp.	35,116	$12,210,536
Morgan Stanley	289,875	24,755,325
MSCI, Inc., Class A	17,816	8,360,871
Nasdaq, Inc.	75,352	3,756,297
Northern Trust Corp.	46,360	3,437,130
Raymond James Financial, Inc.	42,439	4,403,895
S&P Global, Inc.	72,987	29,259,758
State Street Corp.	74,380	5,443,128
T. Rowe Price Group, Inc.	49,972	5,597,863

		218,854,332

Consumer Finance (0.5%)
American Express Co.	132,309	23,048,228
Capital One Financial Corp.	84,960	9,292,075
Discover Financial Services	56,508	6,602,960
Synchrony Financial	95,366	3,234,815

		42,178,078

Financial Services (4.2%)
Berkshire Hathaway, Inc., Class B*	396,819	135,315,279
Fidelity National Information Services, Inc.	131,829	7,211,046
Fiserv, Inc.*	137,364	17,328,469
FleetCor Technologies, Inc.*	16,430	4,125,245
Global Payments, Inc.	58,290	5,742,731
Jack Henry & Associates, Inc.	16,216	2,713,423
Mastercard, Inc., Class A	186,196	73,230,887
PayPal Holdings, Inc.*	248,269	16,566,990
Visa, Inc., Class A	360,088	85,513,698

		347,747,768

Insurance (2.0%)
Aflac, Inc.	122,352	8,540,170
Allstate Corp. (The)	58,490	6,377,750
American International Group, Inc.	161,050	9,266,817
Aon plc, Class A	45,449	15,688,995
Arch Capital Group Ltd.*	82,872	6,202,969
Arthur J Gallagher & Co.	47,664	10,465,584
Assurant, Inc.	11,827	1,486,890
Brown & Brown, Inc.	52,387	3,606,321
Chubb Ltd.	92,162	17,746,715
Cincinnati Financial Corp.	34,983	3,404,546
Everest Re Group Ltd.	9,541	3,261,686
Globe Life, Inc.	19,775	2,167,735
Hartford Financial Services Group, Inc. (The)	69,034	4,971,829
Lincoln National Corp.	34,335	884,470
Loews Corp.	42,091	2,499,364
Marsh & McLennan Cos., Inc.	110,086	20,704,975
MetLife, Inc.	143,145	8,091,987
Principal Financial Group, Inc.	50,241	3,810,277
Progressive Corp. (The)	130,256	17,241,987
Prudential Financial, Inc.	81,220	7,165,228
Travelers Cos., Inc. (The)	51,397	8,925,603
W R Berkley Corp.	44,681	2,661,200
Willis Towers Watson plc	23,679	5,576,404

		170,749,502

Total Financials		1,026,963,002

Health Care (13.2%)
Biotechnology (1.9%)
AbbVie, Inc.	392,591	52,893,785
Amgen, Inc.	118,899	26,397,956
Biogen, Inc.*	32,208	9,174,449
Gilead Sciences, Inc.	277,562	21,391,703
Incyte Corp.*	41,203	2,564,887
Moderna, Inc.*	72,951	8,863,547
Regeneron Pharmaceuticals, Inc.*	24,008	17,250,708
Vertex Pharmaceuticals, Inc.*	57,311	20,168,314

		158,705,349

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	386,952	42,185,507
Align Technology, Inc.*	15,835	5,599,889
Baxter International, Inc.	112,562	5,128,325
Becton Dickinson & Co.	63,199	16,685,168
Boston Scientific Corp.*	319,917	17,304,310
Cooper Cos., Inc. (The)	11,005	4,219,647
Dentsply Sirona, Inc.	47,281	1,892,186
Dexcom, Inc.*	86,257	11,084,887
Edwards Lifesciences Corp.*	134,896	12,724,740
GE HealthCare Technologies, Inc.	80,940	6,575,566
Hologic, Inc.*	54,766	4,434,403
IDEXX Laboratories, Inc.*	18,470	9,276,188
Insulet Corp.*	15,509	4,471,865
Intuitive Surgical, Inc.*	77,971	26,661,404
Medtronic plc	296,047	26,081,741
ResMed, Inc.	32,695	7,143,857
STERIS plc	22,093	4,970,483
Stryker Corp.	75,177	22,935,751
Teleflex, Inc.	10,452	2,529,697
Zimmer Biomet Holdings, Inc.	46,411	6,757,442

		238,663,056

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	36,042	6,935,562
Cardinal Health, Inc.	56,654	5,357,769
Centene Corp.*	122,112	8,236,454
Cigna Group (The)	65,838	18,474,143
CVS Health Corp.	285,277	19,721,199
DaVita, Inc.*	12,311	1,236,886
Elevance Health, Inc.	52,750	23,436,298
HCA Healthcare, Inc.	45,910	13,932,767
Henry Schein, Inc.*	29,151	2,364,146
Humana, Inc.	27,803	12,431,555
Laboratory Corp. of America Holdings	19,715	4,757,821
McKesson Corp.	30,174	12,893,652
Molina Healthcare, Inc.*	12,973	3,907,987
Quest Diagnostics, Inc.	24,924	3,503,318
UnitedHealth Group, Inc.	207,174	99,576,111
Universal Health Services, Inc., Class B	14,003	2,209,253

		238,974,921

Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.	65,800	7,912,450
Bio-Rad Laboratories, Inc., Class A*	4,750	1,800,820
Bio-Techne Corp.	35,033	2,859,744
Charles River Laboratories International, Inc.*	11,389	2,394,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Danaher Corp.	147,778	$35,466,720
Illumina, Inc.*	35,181	6,596,086
IQVIA Holdings, Inc.*	41,288	9,280,304
Mettler-Toledo International, Inc.*	4,900	6,427,036
Revvity, Inc.	27,913	3,315,785
Thermo Fisher Scientific, Inc.	85,831	44,782,324
Waters Corp.*	13,136	3,501,269
West Pharmaceutical Services, Inc.	16,521	6,318,787

		130,655,862

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	467,482	29,895,474
Catalent, Inc.*	40,074	1,737,609
Eli Lilly and Co.	175,323	82,222,981
Johnson & Johnson	578,272	95,715,581
Merck & Co., Inc.	564,632	65,152,886
Organon & Co.	56,757	1,181,113
Pfizer, Inc.	1,256,198	46,077,343
Viatris, Inc.	266,809	2,662,754
Zoetis, Inc., Class A	102,829	17,708,182

		342,353,923

Total Health Care		1,109,353,111

Industrials (8.5%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc.*	15,619	3,047,579
Boeing Co. (The)*	125,835	26,571,319
General Dynamics Corp.	50,057	10,769,763
Howmet Aerospace, Inc.	81,850	4,056,486
Huntington Ingalls Industries, Inc.	8,877	2,020,405
L3Harris Technologies, Inc.	42,157	8,253,076
Lockheed Martin Corp.	50,155	23,090,359
Northrop Grumman Corp.	31,764	14,478,031
Raytheon Technologies Corp.	325,134	31,850,127
Textron, Inc.	44,878	3,035,099
TransDigm Group, Inc.	11,611	10,382,208

		137,554,452

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	25,910	2,444,608
Expeditors International of Washington, Inc.	33,999	4,118,299
FedEx Corp.	51,457	12,756,190
United Parcel Service, Inc., Class B	161,279	28,909,261

		48,228,358

Building Products (0.4%)
A O Smith Corp.	27,712	2,016,879
Allegion plc	19,570	2,348,792
Carrier Global Corp.	185,769	9,234,577
Johnson Controls International plc	152,671	10,403,002
Masco Corp.	50,087	2,873,992
Trane Technologies plc	50,746	9,705,680

		36,582,922

Commercial Services & Supplies (0.5%)
Cintas Corp.	19,236	9,561,831
Copart, Inc.*	95,447	8,705,721
Republic Services, Inc., Class A	45,747	7,007,068
Rollins, Inc.	51,538	2,207,372
Waste Management, Inc.	82,378	14,285,993

		41,767,985

Construction & Engineering (0.1%)
Quanta Services, Inc.	32,305	6,346,317

Electrical Equipment (0.6%)
AMETEK, Inc.	51,285	8,302,016
Eaton Corp. plc	88,697	17,836,967
Emerson Electric Co.	127,171	11,494,986
Generac Holdings, Inc.*	13,839	2,063,810
Rockwell Automation, Inc.	25,562	8,421,401

		48,119,180

Ground Transportation (0.8%)
CSX Corp.	452,397	15,426,738
JB Hunt Transport Services, Inc.	18,451	3,340,185
Norfolk Southern Corp.	50,655	11,486,528
Old Dominion Freight Line, Inc.	20,008	7,397,958
Union Pacific Corp.	135,670	27,760,795

		65,412,204

Industrial Conglomerates (0.8%)
3M Co.	122,758	12,286,848
General Electric Co.	242,316	26,618,413
Honeywell International, Inc.	148,072	30,724,940

		69,630,201

Machinery (1.8%)
Caterpillar, Inc.	114,677	28,216,276
Cummins, Inc.	31,500	7,722,540
Deere & Co.	60,003	24,312,615
Dover Corp.	31,120	4,594,868
Fortive Corp.	78,672	5,882,305
IDEX Corp.	16,817	3,620,027
Illinois Tool Works, Inc.	61,538	15,394,346
Ingersoll Rand, Inc.	90,014	5,883,315
Nordson Corp.	11,977	2,972,452
Otis Worldwide Corp.	91,966	8,185,894
PACCAR, Inc.	116,285	9,727,240
Parker-Hannifin Corp.	28,549	11,135,252
Pentair plc	36,705	2,371,143
Snap-on, Inc.	11,778	3,394,302
Stanley Black & Decker, Inc.	34,077	3,193,356
Westinghouse Air Brake Technologies Corp.	40,025	4,389,542
Xylem, Inc.	53,242	5,996,114

		146,991,587

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	28,463	1,513,662
American Airlines Group, Inc.*	145,275	2,606,234
Delta Air Lines, Inc.*	143,017	6,799,028
Southwest Airlines Co.	132,416	4,794,783
United Airlines Holdings, Inc.*	72,980	4,004,413

		19,718,120

Professional Services (0.8%)
Automatic Data Processing, Inc.	91,928	20,204,855
Broadridge Financial Solutions, Inc.	26,253	4,348,284
Ceridian HCM Holding, Inc.*	34,645	2,320,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CoStar Group, Inc.*	90,908	$8,090,812
Equifax, Inc.	27,291	6,421,572
Jacobs Solutions, Inc.	28,227	3,355,908
Leidos Holdings, Inc.	30,522	2,700,587
Paychex, Inc.	71,395	7,986,959
Paycom Software, Inc.	10,817	3,474,853
Robert Half International, Inc.	23,979	1,803,700
Verisk Analytics, Inc., Class A	32,219	7,282,461

		67,990,167

Trading Companies & Distributors (0.3%)
Fastenal Co.	127,065	7,495,564
United Rentals, Inc.	15,294	6,811,489
WW Grainger, Inc.	9,935	7,834,642

		22,141,695

Total Industrials		710,483,188

Information Technology (27.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	55,565	9,004,864
Cisco Systems, Inc.	911,405	47,156,095
F5, Inc.*	13,455	1,967,928
Juniper Networks, Inc.	71,561	2,242,006
Motorola Solutions, Inc.	37,320	10,945,210

		71,316,103

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	132,471	11,253,411
CDW Corp.	29,993	5,503,716
Corning, Inc.	170,254	5,965,700
Keysight Technologies, Inc.*	39,640	6,637,718
TE Connectivity Ltd.	70,120	9,828,019
Teledyne Technologies, Inc.*	10,469	4,303,911
Trimble, Inc.*	55,129	2,918,529
Zebra Technologies Corp., Class A*	11,444	3,385,479

		49,796,483

IT Services (1.1%)
Accenture plc, Class A	140,529	43,364,439
Akamai Technologies, Inc.*	33,868	3,043,717
Cognizant Technology Solutions Corp., Class A	112,924	7,371,679
DXC Technology Co.*	50,664	1,353,742
EPAM Systems, Inc.*	12,885	2,895,904
Gartner, Inc.*	17,588	6,161,252
International Business Machines Corp.	202,059	27,037,515
VeriSign, Inc.*	20,152	4,553,747

		95,781,995

Semiconductors & Semiconductor Equipment (7.3%)
Advanced Micro Devices, Inc.*	358,339	40,818,395
Analog Devices, Inc.	112,563	21,928,398
Applied Materials, Inc.	188,056	27,181,614
Broadcom, Inc.	92,774	80,474,951
Enphase Energy, Inc.*	30,495	5,107,303
First Solar, Inc.*	22,107	4,202,320
Intel Corp.	928,134	31,036,801
KLA Corp.	30,530	14,807,661
Lam Research Corp.	29,893	19,217,014
Microchip Technology, Inc.	121,896	10,920,663
Micron Technology, Inc.	243,525	15,368,863
Monolithic Power Systems, Inc.	10,025	5,415,806
NVIDIA Corp.	550,322	232,797,212
NXP Semiconductors NV	57,798	11,830,095
ON Semiconductor Corp.*	96,101	9,089,232
Qorvo, Inc.*	22,227	2,267,821
QUALCOMM, Inc.	247,888	29,508,587
Skyworks Solutions, Inc.	35,415	3,920,086
SolarEdge Technologies, Inc.*	12,538	3,373,349
Teradyne, Inc.	34,499	3,840,774
Texas Instruments, Inc.	201,972	36,358,999

		609,465,944

Software (10.2%)
Adobe, Inc.*	102,070	49,911,209
ANSYS, Inc.*	19,284	6,368,927
Autodesk, Inc.*	47,653	9,750,280
Cadence Design Systems, Inc.*	60,678	14,230,204
Fair Isaac Corp.*	5,561	4,500,017
Fortinet, Inc.*	145,020	10,962,062
Gen Digital, Inc.	126,575	2,347,966
Intuit, Inc.	62,427	28,603,427
Microsoft Corp.	1,654,549	563,440,116
Oracle Corp.	342,434	40,780,465
Palo Alto Networks, Inc.*	67,337	17,205,277
PTC, Inc.*	23,702	3,372,795
Roper Technologies, Inc.	23,719	11,404,095
Salesforce, Inc.*	217,853	46,023,625
ServiceNow, Inc.*	45,336	25,477,472
Synopsys, Inc.*	33,890	14,756,045
Tyler Technologies, Inc.*	9,329	3,885,249

		853,019,231

Technology Hardware, Storage & Peripherals (7.9%)
Apple, Inc.	3,289,963	638,154,123
Hewlett Packard Enterprise Co.	288,358	4,844,414
HP, Inc.	192,904	5,924,082
NetApp, Inc.	47,598	3,636,487
Seagate Technology Holdings plc	42,854	2,651,377
Western Digital Corp.*	71,193	2,700,351

		657,910,834

Total Information Technology		2,337,290,590

Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	49,427	14,804,869
Albemarle Corp.	26,110	5,824,880
Celanese Corp., Class A	22,271	2,578,982
CF Industries Holdings, Inc.	43,374	3,011,023
Corteva, Inc.	158,184	9,063,943
Dow, Inc.	157,392	8,382,698
DuPont de Nemours, Inc.	102,141	7,296,953
Eastman Chemical Co.	26,514	2,219,752
Ecolab, Inc.	55,120	10,290,353
FMC Corp.	27,824	2,903,156
International Flavors & Fragrances, Inc.	56,763	4,517,767
Linde plc	108,945	41,516,761
LyondellBasell Industries NV, Class A	56,457	5,184,446
Mosaic Co. (The)	73,901	2,586,535
PPG Industries, Inc.	52,385	7,768,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co. (The)	52,221	$13,865,720

		141,816,534

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	13,789	6,366,243
Vulcan Materials Co.	29,608	6,674,828

		13,041,071

Containers & Packaging (0.2%)
Amcor plc	327,427	3,267,721
Avery Dennison Corp.	17,964	3,086,215
Ball Corp.	69,993	4,074,292
International Paper Co.	77,227	2,456,591
Packaging Corp. of America	20,012	2,644,786
Sealed Air Corp.	32,129	1,285,160
Westrock Co.	56,994	1,656,816

		18,471,581

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	318,936	12,757,440
Newmont Corp.	176,840	7,543,994
Nucor Corp.	55,902	9,166,810
Steel Dynamics, Inc.	35,733	3,892,396

		33,360,640

Total Materials		206,689,826

Real Estate (2.4%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	121,718	2,446,532
Ventas, Inc. (REIT)	89,020	4,207,975
Welltower, Inc. (REIT)	110,600	8,946,434

		15,600,941

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	158,266	2,663,617

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	205,490	25,199,239

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	35,034	3,976,009
Boston Properties, Inc. (REIT)	31,758	1,828,943

		5,804,952

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	69,167	5,582,469

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	31,598	5,980,553
Camden Property Trust (REIT)	23,757	2,586,425
Equity Residential (REIT)	75,883	5,006,001
Essex Property Trust, Inc. (REIT)	14,282	3,346,273
Invitation Homes, Inc. (REIT)	129,356	4,449,846
Mid-America Apartment Communities, Inc. (REIT)	25,959	3,942,134
UDR, Inc. (REIT)	68,853	2,957,925

		28,269,157

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,325	1,579,770
Kimco Realty Corp. (REIT)	137,939	2,720,157
Realty Income Corp. (REIT)	149,806	8,956,901
Regency Centers Corp. (REIT)	34,242	2,115,128
Simon Property Group, Inc. (REIT)	72,762	8,402,556

		23,774,512

Specialized REITs (1.1%)
American Tower Corp. (REIT)	103,704	20,112,354
Crown Castle, Inc. (REIT)	96,501	10,995,324
Digital Realty Trust, Inc. (REIT) (x)	64,831	7,382,306
Equinix, Inc. (REIT)	20,811	16,314,575
Extra Space Storage, Inc. (REIT)	30,051	4,473,091
Iron Mountain, Inc. (REIT)	64,892	3,687,163
Public Storage (REIT)	35,210	10,277,095
SBA Communications Corp. (REIT), Class A	24,108	5,587,270
VICI Properties, Inc. (REIT), Class A	223,464	7,023,474
Weyerhaeuser Co. (REIT)	162,951	5,460,488

		91,313,140

Total Real Estate		198,208,027

Utilities (2.5%)
Electric Utilities (1.7%)
Alliant Energy Corp.	55,939	2,935,679
American Electric Power Co., Inc.	114,552	9,645,278
Constellation Energy Corp.	72,188	6,608,811
Duke Energy Corp.	171,486	15,389,154
Edison International	85,222	5,918,668
Entergy Corp.	47,051	4,581,356
Evergy, Inc.	51,109	2,985,788
Eversource Energy	77,625	5,505,165
Exelon Corp.	221,312	9,016,251
FirstEnergy Corp.	121,095	4,708,174
NextEra Energy, Inc.	450,253	33,408,773
NRG Energy, Inc.	51,231	1,915,527
PG&E Corp.*	359,722	6,215,996
Pinnacle West Capital Corp.	25,202	2,052,955
PPL Corp.	164,013	4,339,784
Southern Co. (The)	242,637	17,045,249
Xcel Energy, Inc.	122,466	7,613,711

		139,886,319

Gas Utilities (0.0%)†
Atmos Energy Corp.	32,151	3,740,447

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	148,941	3,087,547

Multi-Utilities (0.7%)
Ameren Corp.	58,436	4,772,468
CenterPoint Energy, Inc.	140,417	4,093,156
CMS Energy Corp.	64,899	3,812,816
Consolidated Edison, Inc.	77,112	6,970,925
Dominion Energy, Inc.	186,014	9,633,665
DTE Energy Co.	45,864	5,045,957
NiSource, Inc.	91,915	2,513,875
Public Service Enterprise Group, Inc.	111,030	6,951,588
Sempra Energy	70,016	10,193,630
WEC Energy Group, Inc.	70,191	6,193,654

		60,181,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American Water Works Co., Inc.	43,312	$6,182,788

Total Utilities		213,078,835

Total Common Stocks (98.8%) (Cost $2,525,108,903)		8,268,899,605

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $6,657,592, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $6,787,888. (xx)	$6,654,792	6,654,792
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $50,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $51,028. (xx)	50,000	50,000

Total Repurchase Agreements		6,704,792

Total Short-Term Investments (0.1%) (Cost $6,704,792)		6,704,792

Total Investments in Securities (98.9%) (Cost $2,531,813,695)		8,275,604,397
Other Assets Less Liabilities (1.1%)		92,249,652

Net Assets (100%)		$8,367,854,049

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,563,250.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $7,595,011. This was collateralized by $954,929 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.500%, maturing 10/26/23 – 11/15/52 and by cash of $6,704,792 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	421	9/2023	USD	94,477,663	1,983,150

					1,983,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$694,196,463	$—	$—	$694,196,463
Consumer Discretionary	881,211,110	—	—	881,211,110
Consumer Staples	551,430,379	—	—	551,430,379
Energy	339,995,074	—	—	339,995,074
Financials	1,026,963,002	—	—	1,026,963,002
Health Care	1,109,353,111	—	—	1,109,353,111
Industrials	710,483,188	—	—	710,483,188
Information Technology	2,337,290,590	—	—	2,337,290,590
Materials	206,689,826	—	—	206,689,826
Real Estate	198,208,027	—	—	198,208,027
Utilities	213,078,835	—	—	213,078,835
Futures	1,983,150	—	—	1,983,150
Short-Term Investments
Repurchase Agreements	—	6,704,792	—	6,704,792

Total Assets	$8,270,882,755	$6,704,792	$—	$8,277,587,547

Total Liabilities	$—	$—	$—	$—

Total	$8,270,882,755	$6,704,792	$—	$8,277,587,547

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,983,150	*

Total		$1,983,150

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,122,749	$3,122,749

Total	$3,122,749	$3,122,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,402,652	$4,402,652

Total	$4,402,652	$4,402,652

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$68,164,886

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,957,855
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$75,603,517

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,955,949,472
Aggregate gross unrealized depreciation	(215,567,361)

Net unrealized appreciation	$5,740,382,111

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,537,205,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $2,525,108,903)	$8,268,899,605
Repurchase Agreements (Cost $6,704,792)	6,704,792
Cash	96,751,497
Dividends, interest and other receivables	5,369,047
Receivable for Portfolio shares sold	3,087,049
Due from broker for futures variation margin	1,105,132
Securities lending income receivable	1,262
Other assets	90,501

Total assets	8,382,008,885

LIABILITIES
Payable for return of collateral on securities loaned	6,704,792
Payable for Portfolio shares repurchased	4,011,543
Investment management fees payable	1,213,342
Distribution fees payable – Class IB	1,037,783
Administrative fees payable	626,486
Distribution fees payable – Class IA	555,901
Accrued expenses	4,989

Total liabilities	14,154,836

NET ASSETS	$8,367,854,049

Net assets were comprised of:
Paid in capital	$2,562,131,389
Total distributable earnings (loss)	5,805,722,660

Net assets	$8,367,854,049

Class IA
Net asset value, offering and redemption price per share, $2,780,470,444 / 41,908,213 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.35

Class IB
Net asset value, offering and redemption price per share, $5,191,848,001 / 78,740,234 shares outstanding (unlimited amount authorized: $0.01 par value)	$65.94

Class K
Net asset value, offering and redemption price per share, $395,535,604 / 5,953,424 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.44

(x)	Includes value of securities on loan of $7,595,011.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $17,566 foreign withholding tax)	$64,612,162
Interest	1,556,756
Securities lending (net)	11,417

Total income	66,180,335

EXPENSES
Investment management fees	7,928,905
Distribution fees – Class IB	5,909,213
Administrative fees	3,591,159
Distribution fees – Class IA	3,195,918
Printing and mailing expenses	210,217
Professional fees	162,227
Trustees’ fees	116,669
Custodian fees	76,168
Miscellaneous	77,227

Gross expenses	21,267,703
Less: Waiver from investment manager	(1,056,779)

Net expenses	20,210,924

NET INVESTMENT INCOME (LOSS)	45,969,411

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	9,583,126
Futures contracts	3,122,749

Net realized gain (loss)	12,705,875

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,128,394,405
Futures contracts	4,402,652

Net change in unrealized appreciation (depreciation)	1,132,797,057

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,145,502,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,191,472,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$45,969,411	$81,331,104
Net realized gain (loss)	12,705,875	83,267,786
Net change in unrealized appreciation (depreciation)	1,132,797,057	(1,816,778,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,191,472,343	(1,652,180,033)

Distributions to shareholders:
Class IA	—	(65,840,005)
Class IB	—	(120,204,261)
Class K	—	(10,199,198)

Total distributions to shareholders	—	(196,243,464)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 928,078 and 1,877,818 shares, respectively ]	57,613,409	115,554,899
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,121,668 shares, respectively ]	—	65,840,005
Capital shares repurchased [ (1,815,996) and (3,575,173) shares, respectively]	(111,037,242)	(221,786,045)

Total Class IA transactions	(53,423,833)	(40,391,141)

Class IB
Capital shares sold [ 4,041,257 and 8,146,071 shares, respectively ]	245,628,797	498,707,402
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,060,361 shares, respectively ]	—	120,204,261
Capital shares repurchased [ (3,930,993) and (7,780,178) shares, respectively]	(238,622,069)	(480,883,039)

Total Class IB transactions	7,006,728	138,028,624

Class K
Capital shares sold [ 248,525 and 629,682 shares, respectively ]	15,223,072	38,795,405
Capital shares issued in reinvestment of dividends and distributions [ 0 and 173,544 shares, respectively ]	—	10,199,198
Capital shares repurchased [ (369,231) and (852,841) shares, respectively]	(22,550,978)	(53,907,634)

Total Class K transactions	(7,327,906)	(4,913,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,745,011)	92,724,452

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,137,727,332	(1,755,699,045)
NET ASSETS:
Beginning of period	7,230,126,717	8,985,825,762

End of period	$8,367,854,049	$7,230,126,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$56.92		$71.75	$58.15	$51.03	$40.40	$44.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36		0.65	0.55	0.66	0.73	0.65
Net realized and unrealized gain (loss)	9.07		(13.91)	15.63	8.34	11.62	(2.73)

Total from investment operations	9.43		(13.26)	16.18	9.00	12.35	(2.08)

Less distributions:
Dividends from net investment income	—		(0.66)	(0.57)	(0.67)	(0.76)	(0.67)
Distributions from net realized gains	—		(0.91)	(2.01)	(1.21)	(0.96)	(1.02)

Total dividends and distributions	—		(1.57)	(2.58)	(1.88)	(1.72)	(1.69)

Net asset value, end of period	$66.35		$56.92	$71.75	$58.15	$51.03	$40.40

Total return (b)	16.57%		(18.55)%	27.98%	17.78%	30.69%	(4.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,780,470		$2,436,105	$3,111,842	$2,567,471	$2,304,967	$1,842,197
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54%		0.55%	0.55%	0.57%	0.58%	0.58%
Before waivers (a)(f)	0.57%		0.56%	0.56%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.19%		1.04%	0.83%	1.30%	1.55%	1.42%
Before waivers (a)(f)	1.16%		1.02%	0.82%	1.29%	1.55%	1.42%
Portfolio turnover rate^	1	%(z)	2%	6%	4%	4%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$56.57		$71.32	$57.81	$50.75	$40.19	$43.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36		0.64	0.55	0.66	0.73	0.64
Net realized and unrealized gain (loss)	9.01		(13.82)	15.54	8.28	11.55	(2.70)

Total from investment operations	9.37		(13.18)	16.09	8.94	12.28	(2.06)

Less distributions:
Dividends from net investment income	—		(0.66)	(0.57)	(0.67)	(0.76)	(0.67)
Distributions from net realized gains	—		(0.91)	(2.01)	(1.21)	(0.96)	(1.02)

Total dividends and distributions	—		(1.57)	(2.58)	(1.88)	(1.72)	(1.69)

Net asset value, end of period	$65.94		$56.57	$71.32	$57.81	$50.75	$40.19

Total return (b)	16.56%		(18.55)%	27.98%	17.76%	30.68%	(4.91)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,191,848		$4,448,213	$5,434,534	$4,318,446	$3,777,876	$2,970,740
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54%		0.55%	0.55%	0.57%	0.58%	0.58%
Before waivers (a)(f)	0.57%		0.57%	0.56%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.19%		1.04%	0.83%	1.30%	1.55%	1.42%
Before waivers (a)(f)	1.16%		1.03%	0.82%	1.29%	1.55%	1.42%
Portfolio turnover rate^	1	%(z)	2%	6%	4%	4%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$56.93		$71.76	$58.13	$51.00	$40.37	$44.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.44		0.80	0.71	0.79	0.85	0.76
Net realized and unrealized gain (loss)	9.07		(13.91)	15.65	8.34	11.62	(2.73)

Total from investment operations	9.51		(13.11)	16.36	9.13	12.47	(1.97)

Less distributions:
Dividends from net investment income	—		(0.81)	(0.72)	(0.79)	(0.88)	(0.78)
Distributions from net realized gains	—		(0.91)	(2.01)	(1.21)	(0.96)	(1.02)

Total dividends and distributions	—		(1.72)	(2.73)	(2.00)	(1.84)	(1.80)

Net asset value, end of period	$66.44		$56.93	$71.76	$58.13	$51.00	$40.37

Total return (b)	16.70%		(18.33)%	28.30%	18.06%	31.01%	(4.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$395,536		$345,809	$439,450	$366,179	$354,605	$298,994
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29%		0.30%	0.30%	0.32%	0.33%	0.33%
Before waivers (a)(f)	0.32%		0.31%	0.31%	0.33%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44%		1.29%	1.08%	1.55%	1.80%	1.67%
Before waivers (a)(f)	1.41%		1.28%	1.07%	1.55%	1.80%	1.67%
Portfolio turnover rate^	1	%(z)	2%	6%	4%	4%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	27.0%
Health Care	13.2
Financials	12.5
Consumer Discretionary	10.2
Industrials	8.8
Communication Services	8.7
Consumer Staples	6.6
Energy	4.1
Utilities	2.6
Materials	2.5
Real Estate	2.3
Exchange Traded Fund	1.0
Repurchase Agreements	0.6
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,208.80	$4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36
Class K
Actual	1,000.00	1,210.30	3.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.11

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	3,100	$49,445
Cellnex Telecom SA (m)	13,800	559,454
Liberty Global plc, Class C*	25,293	449,457

		1,058,356

Entertainment (1.8%)
Activision Blizzard, Inc.*	37,671	3,175,665
Cinemark Holdings, Inc.*	29,642	489,093
Netflix, Inc.*	19,102	8,414,240
Sea Ltd. (ADR)*	28,005	1,625,410
Take-Two Interactive Software, Inc.*	11,048	1,625,824
Walt Disney Co. (The)*	34,745	3,102,034
World Wrestling Entertainment, Inc., Class A	8,200	889,454

		19,321,720

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A*	165,200	19,774,440
Alphabet, Inc., Class C*	122,920	14,869,632
Meta Platforms, Inc., Class A*	79,129	22,708,441
Pinterest, Inc., Class A*	17,200	470,248
Snap, Inc., Class A*	106,994	1,266,809

		59,089,570

Media (0.8%)
Altice USA, Inc., Class A*	36,539	110,348
Charter Communications, Inc., Class A*	4,300	1,579,691
Comcast Corp., Class A	114,932	4,775,424
Liberty Broadband Corp., Class A*	13,600	1,084,328
Liberty Broadband Corp., Class C*	12,100	969,331

		8,519,122

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	29,039	4,033,517

Total Communication Services		92,022,285

Consumer Discretionary (10.2%)
Automobile Components (0.1%)
Aptiv plc*	12,400	1,265,916

Automobiles (1.6%)
Tesla, Inc.*	64,400	16,857,988

Broadline Retail (3.5%)
Amazon.com, Inc.*	287,600	37,491,536

Hotels, Restaurants & Leisure (2.1%)
Booking Holdings, Inc.*	1,270	3,429,419
Chipotle Mexican Grill, Inc., Class A*	1,335	2,855,565
Flutter Entertainment plc*	5,000	1,004,279
Marriott International, Inc., Class A	18,100	3,324,789
McDonald’s Corp.	11,100	3,312,351
Planet Fitness, Inc., Class A*	9,800	660,912
Red Rock Resorts, Inc., Class A	8,700	406,986
Starbucks Corp.	44,500	4,408,170
Sweetgreen, Inc., Class A*	5,900	75,638
Wingstop, Inc.	5,600	1,120,896
Yum! Brands, Inc.	11,600	1,607,180

		22,206,185

Household Durables (0.2%)
DR Horton, Inc.	16,517	2,009,954

Leisure Products (0.1%)
Peloton Interactive, Inc., Class A (x)*	12,700	97,663
YETI Holdings, Inc.*	14,300	555,412

		653,075

Specialty Retail (1.6%)
Aritzia, Inc.*	23,700	658,000
Home Depot, Inc. (The)	13,100	4,069,384
O’Reilly Automotive, Inc.*	2,330	2,225,849
RH (x)*	2,200	725,098
TJX Cos., Inc. (The)	88,700	7,520,873
Ulta Beauty, Inc.*	3,100	1,458,845
Warby Parker, Inc., Class A*	25,700	300,433

		16,958,482

Textiles, Apparel & Luxury Goods (1.0%)
Crocs, Inc.*	8,700	978,228
LVMH Moet Hennessy Louis Vuitton SE	1,778	1,677,944
NIKE, Inc., Class B	42,200	4,657,614
Ralph Lauren Corp., Class A (x)	15,300	1,886,490
Tapestry, Inc.	19,500	834,600
Wolverine World Wide, Inc.	11,900	174,811

		10,209,687

Total Consumer Discretionary		107,652,823

Consumer Staples (6.6%)
Beverages (2.6%)
Boston Beer Co., Inc. (The), Class A*	1,190	367,043
Celsius Holdings, Inc. (x)*	9,600	1,432,224
Coca-Cola Co. (The)	132,931	8,005,105
Constellation Brands, Inc., Class A	14,944	3,678,167
Duckhorn Portfolio, Inc. (The)*	21,550	279,503
Keurig Dr Pepper, Inc.	46,651	1,458,777
Molson Coors Beverage Co., Class B	10,000	658,400
Monster Beverage Corp.*	55,922	3,212,160
PepsiCo, Inc.	40,807	7,558,272
Pernod Ricard SA	4,649	1,027,147
Vita Coco Co., Inc. (The)*	13,300	357,371

		28,034,169

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	14,257	7,675,684
Dollar Tree, Inc.*	12,700	1,822,450
Walmart, Inc.	44,721	7,029,247

		16,527,381

Food Products (1.0%)
Freshpet, Inc. (x)*	14,901	980,635
Hershey Co. (The)	7,177	1,792,097
Lamb Weston Holdings, Inc.	8,800	1,011,560
McCormick & Co., Inc. (Non-Voting)	14,465	1,261,782
Mondelez International, Inc., Class A	56,499	4,121,037
Sovos Brands, Inc.*	35,659	697,490
TreeHouse Foods, Inc.*	6,400	322,432

		10,187,033

Household Products (1.2%)
Procter & Gamble Co. (The)	82,922	12,582,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.2%)
e.l.f. Beauty, Inc.*	2,600	$296,998
Estee Lauder Cos., Inc. (The), Class A	11,037	2,167,446
Kenvue, Inc. (x)*	6,600	174,372

		2,638,816

Total Consumer Staples		69,969,983

Energy (4.1%)
Energy Equipment & Services (0.5%)
Expro Group Holdings NV*	59,721	1,058,256
Schlumberger NV	42,352	2,080,330
Weatherford International plc*	25,460	1,691,053

		4,829,639

Oil, Gas & Consumable Fuels (3.6%)
Africa Oil Corp. (x)	395,900	842,754
Athabasca Oil Corp.*	11,500	24,914
Canadian Natural Resources Ltd.	23,516	1,322,115
Eco Atlantic Oil & Gas Ltd. (x)*	317,230	53,879
Exxon Mobil Corp.	201,010	21,558,323
Hess Corp.	22,488	3,057,244
Imperial Oil Ltd. (x)	65,141	3,332,898
Kosmos Energy Ltd.*	119,965	718,590
MEG Energy Corp.*	123,337	1,955,144
Phillips 66	22,221	2,119,439
Valero Energy Corp.	24,303	2,850,742

		37,836,042

Total Energy		42,665,681

Financials (12.5%)
Banks (5.2%)
AIB Group plc	105,600	444,278
Bank of America Corp.	340,547	9,770,293
BNP Paribas SA	46,224	2,919,941
Citigroup, Inc.	68,683	3,162,165
DNB Bank ASA	45,200	845,048
Eurobank Ergasias Services and Holdings SA*	834,642	1,375,710
JPMorgan Chase & Co.	99,205	14,428,375
KBC Group NV	12,600	881,102
KeyCorp	182,074	1,682,364
M&T Bank Corp.	11,622	1,438,339
NatWest Group plc	271,470	833,509
Piraeus Financial Holdings SA*	157,695	517,883
PNC Financial Services Group, Inc. (The)	16,200	2,040,390
Standard Chartered plc	70,194	612,171
Sumitomo Mitsui Financial Group, Inc.	25,900	1,108,550
UniCredit SpA	67,407	1,571,943
US Bancorp	35,989	1,189,077
Wells Fargo & Co.	213,909	9,129,636
Zions Bancorp NA	33,354	895,888

		54,846,662

Capital Markets (1.2%)
Bank of New York Mellon Corp. (The)	103,303	4,599,050
BlackRock, Inc.	1,002	692,522
Cboe Global Markets, Inc.	7,491	1,033,833
State Street Corp.	49,691	3,636,387
StepStone Group, Inc., Class A	25,669	636,848
UBS Group AG (Registered)	93,900	1,903,353
Virtu Financial, Inc., Class A	30,227	516,580

		13,018,573

Consumer Finance (0.3%)
Capital One Financial Corp.	8,131	889,287
OneMain Holdings, Inc.	29,792	1,301,613
Shriram Finance Ltd.	24,000	507,933

		2,698,833

Financial Services (3.0%)
Apollo Global Management, Inc.	46,461	3,568,669
Berkshire Hathaway, Inc., Class A*	4	2,071,240
Berkshire Hathaway, Inc., Class B*	4,745	1,618,045
Block, Inc., Class A*	35,300	2,349,921
Dlocal Ltd., Class A*	44,600	544,343
Fiserv, Inc.*	31,437	3,965,778
FleetCor Technologies, Inc.*	6,500	1,632,020
Global Payments, Inc.	13,900	1,369,428
One 97 Communications Ltd.*	80,700	854,901
UWM Holdings Corp., Class A (x)	29,298	164,069
Visa, Inc., Class A	52,140	12,382,207
Worldline SA (m)*	26,898	984,463

		31,505,084

Insurance (2.8%)
Arthur J Gallagher & Co.	8,558	1,879,080
Chubb Ltd.	25,386	4,888,328
Direct Line Insurance Group plc	314,140	543,431
Everest Re Group Ltd.	3,300	1,128,138
Fairfax Financial Holdings Ltd.	1,680	1,258,386
Globe Life, Inc.	13,631	1,494,230
Hartford Financial Services Group, Inc. (The)	36,055	2,596,681
Marsh & McLennan Cos., Inc.	17,060	3,208,645
Progressive Corp. (The)	29,603	3,918,549
Prudential plc	47,441	669,029
Travelers Cos., Inc. (The)	38,460	6,678,964
Unum Group	33,571	1,601,337

		29,864,798

Total Financials		131,933,950

Health Care (13.2%)
Biotechnology (2.4%)
Apellis Pharmaceuticals, Inc.*	5,800	528,380
Biogen, Inc.*	12,684	3,613,037
Exact Sciences Corp.*	8,092	759,839
Gilead Sciences, Inc.	103,266	7,958,711
Legend Biotech Corp. (ADR)*	22,241	1,535,296
PTC Therapeutics, Inc.*	21,106	858,381
Regeneron Pharmaceuticals, Inc.*	1,251	898,893
Sarepta Therapeutics, Inc.*	8,300	950,516
Vertex Pharmaceuticals, Inc.*	22,845	8,039,384

		25,142,437

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	29,279	3,191,996
Boston Scientific Corp.*	205,196	11,099,052
Intuitive Surgical, Inc.*	15,673	5,359,226
Masimo Corp.*	13,368	2,199,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Penumbra, Inc.*	6,600	$2,270,796
ResMed, Inc.	3,910	854,335
Stryker Corp.	31,363	9,568,538

		34,543,647

Health Care Providers & Services (3.4%)
agilon health, Inc. (x)*	82,547	1,431,365
AmerisourceBergen Corp.	38,187	7,348,325
Humana, Inc.	9,754	4,361,306
Surgery Partners, Inc.*	116,780	5,253,932
UnitedHealth Group, Inc.	37,214	17,886,537

		36,281,465

Life Sciences Tools & Services (1.1%)
Gerresheimer AG	28,100	3,161,058
IQVIA Holdings, Inc.*	11,681	2,625,538
Thermo Fisher Scientific, Inc.	10,585	5,522,724

		11,309,320

Pharmaceuticals (3.0%)
AstraZeneca plc (ADR)	78,445	5,614,309
Eli Lilly and Co.	33,536	15,727,713
Indivior plc*	52,408	1,215,566
Merck & Co., Inc.	62,648	7,228,953
Royalty Pharma plc, Class A	85,114	2,616,404

		32,402,945

Total Health Care		139,679,814

Industrials (8.8%)
Aerospace & Defense (1.9%)
Boeing Co. (The)*	26,205	5,533,448
Howmet Aerospace, Inc.	37,940	1,880,306
Lockheed Martin Corp.	13,985	6,438,414
Northrop Grumman Corp.	4,439	2,023,296
Raytheon Technologies Corp.	15,089	1,478,119
TransDigm Group, Inc.	3,290	2,941,819

		20,295,402

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	7,160	1,283,430

Building Products (0.6%)
Trane Technologies plc	31,279	5,982,422

Electrical Equipment (1.0%)
AMETEK, Inc.	46,107	7,463,801
Eaton Corp. plc	14,070	2,829,477

		10,293,278

Ground Transportation (1.2%)
CSX Corp.	124,090	4,231,469
Old Dominion Freight Line, Inc.	13,140	4,858,515
Uber Technologies, Inc.*	96,855	4,181,230

		13,271,214

Industrial Conglomerates (0.8%)
General Electric Co.	56,153	6,168,407
Honeywell International, Inc.	12,597	2,613,878

		8,782,285

Machinery (2.9%)
Caterpillar, Inc.	18,776	4,619,835
Deere & Co.	6,690	2,710,721
Dover Corp.	31,650	4,673,122
Fortive Corp.	84,462	6,315,224
Ingersoll Rand, Inc.	79,400	5,189,584
Parker-Hannifin Corp.	18,494	7,213,400

		30,721,886

Passenger Airlines (0.2%)
Delta Air Lines, Inc.*	35,820	1,702,883

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	60,799	703,444

Total Industrials		93,036,244

Information Technology (27.0%)
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	39,400	3,347,030

IT Services (1.3%)
Accenture plc, Class A	5,600	1,728,048
Capgemini SE	8,000	1,515,530
EPAM Systems, Inc.*	7,400	1,663,150
MongoDB, Inc., Class A*	9,200	3,781,108
Shopify, Inc., Class A*	10,100	652,460
Snowflake, Inc., Class A*	8,700	1,531,026
Twilio, Inc., Class A (x)*	21,900	1,393,278
Wix.com Ltd.*	12,900	1,009,296

		13,273,896

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.*	37,200	4,237,452
ASML Holding NV	3,400	2,461,160
Lam Research Corp.	8,024	5,158,309
Marvell Technology, Inc.	46,200	2,761,836
MediaTek, Inc.	26,000	577,126
Micron Technology, Inc.	87,000	5,490,570
NVIDIA Corp.	81,900	34,645,338
NXP Semiconductors NV	17,300	3,540,964
Renesas Electronics Corp.*	144,600	2,736,524
SolarEdge Technologies, Inc.*	7,000	1,883,350
Taiwan Semiconductor Manufacturing Co. Ltd.	247,000	4,602,926

		68,095,555

Software (12.2%)
Adobe, Inc.*	22,100	10,806,679
Autodesk, Inc.*	16,600	3,396,526
Elastic NV*	15,500	993,860
Five9, Inc.*	23,000	1,896,350
HubSpot, Inc.*	7,100	3,777,839
Intuit, Inc.	15,000	6,872,850
Microsoft Corp.	251,500	85,645,810
Salesforce, Inc.*	42,300	8,936,298
Synopsys, Inc.*	7,500	3,265,575
Tenable Holdings, Inc.*	17,500	762,125
Workday, Inc., Class A*	12,100	2,733,269

		129,087,181

Technology Hardware, Storage & Peripherals (6.8%)
Apple, Inc.	361,200	70,061,964
Samsung Electronics Co. Ltd.	25,900	1,427,516

		71,489,480

Total Information Technology		285,293,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	5,798	$1,736,675
Cabot Corp.	8,230	550,505
Celanese Corp., Class A	10,303	1,193,087
Chemours Co. (The)	23,125	853,081
Chemtrade Logistics Income Fund (x)	50,318	311,081
Corteva, Inc.	28,124	1,611,505
DuPont de Nemours, Inc.	16,564	1,183,332
Linde plc	18,514	7,055,315
LyondellBasell Industries NV, Class A	16,582	1,522,725
Olin Corp.	9,896	508,555
Tronox Holdings plc	39,622	503,596
Westlake Corp. (x)	2,580	308,233

		17,337,690

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,929	890,600
Vulcan Materials Co.	4,125	929,940

		1,820,540

Containers & Packaging (0.1%)
AptarGroup, Inc.	4,872	564,470
Greif, Inc., Class A	7,916	545,333

		1,109,803

Metals & Mining (0.5%)
First Quantum Minerals Ltd.	50,570	1,196,349
Franco-Nevada Corp.	4,930	702,648
Freeport-McMoRan, Inc.	53,075	2,123,000
Glencore plc	51,715	293,356
Horizonte Minerals plc (x)*	78,950	144,295
Ivanhoe Mines Ltd., Class A*	30,460	278,216
Major Drilling Group International, Inc.*	20,550	141,783
Reliance Steel & Aluminum Co.	2,772	752,848

		5,632,495

Total Materials		25,900,528

Real Estate (2.3%)
Health Care REITs (0.4%)
Ventas, Inc. (REIT)	35,399	1,673,311
Welltower, Inc. (REIT)	26,787	2,166,800

		3,840,111

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	37,394	629,341

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	29,065	3,564,241

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	325	36,884
Corporate Office Properties Trust (REIT)	21,013	499,059

		535,943

Residential REITs (0.6%)
Equity LifeStyle Properties, Inc. (REIT)	25,139	1,681,548
Essex Property Trust, Inc. (REIT)	6,981	1,635,648
Invitation Homes, Inc. (REIT)	53,532	1,841,501
Mid-America Apartment Communities, Inc. (REIT)	9,543	1,449,200

		6,607,897

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,534	177,146

Specialized REITs (0.8%)
American Tower Corp. (REIT)	13,491	2,616,444
Crown Castle, Inc. (REIT)	7,199	820,254
CubeSmart (REIT)	4,448	198,648
Digital Realty Trust, Inc. (REIT) (x)	15,300	1,742,211
Equinix, Inc. (REIT)	4,257	3,337,233
Life Storage, Inc. (REIT)	403	53,583

		8,768,373

Total Real Estate		24,123,052

Utilities (2.6%)
Electric Utilities (1.9%)
Constellation Energy Corp.	28,366	2,596,907
Edison International	18,400	1,277,880
Exelon Corp.	43,200	1,759,968
FirstEnergy Corp.	15,000	583,200
NextEra Energy, Inc.	69,900	5,186,580
PG&E Corp.*	147,600	2,550,528
PPL Corp.	40,200	1,063,692
Southern Co. (The)	62,900	4,418,725

		19,437,480

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	12,900	267,417

Multi-Utilities (0.6%)
Dominion Energy, Inc.	37,760	1,955,590
NiSource, Inc.	42,100	1,151,435
Sempra Energy	19,100	2,780,769

		5,887,794

Water Utilities (0.1%)
American Water Works Co., Inc.	8,800	1,256,200

Total Utilities		26,848,891

Total Common Stocks (98.5%) (Cost $768,569,876)		1,039,126,393

EXCHANGE TRADED FUND (ETF):
Equity (1.0%)
iShares Core S&P 500 ETF	22,200	9,894,762

Total Exchange Traded Fund (1.0%) (Cost $9,872,141)		9,894,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $3,829,024, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $3,905,605. (xx)	$3,827,420	$3,827,420
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $3,018,723, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $3,079,462. (xx)	3,017,448	3,017,448

Total Repurchase Agreements		6,844,868

Total Short-Term Investments (0.6%) (Cost $6,844,868)		6,844,868

Total Investments in Securities (100.1%) (Cost $785,286,885)		1,055,866,023
Other Assets Less Liabilities (-0.1%)		(689,713)

Net Assets (100%)		$1,055,176,310

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $1,543,917 or 0.1% of net assets.

(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $9,567,185. This was collateralized by $2,961,634 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 8/15/23 - 5/15/53 and by cash of $6,844,868 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$91,462,831	$559,454	$—	$92,022,285
Consumer Discretionary	104,970,600	2,682,223	—	107,652,823
Consumer Staples	68,942,836	1,027,147	—	69,969,983
Energy	42,665,681	—	—	42,665,681
Financials	117,264,058	14,669,892	—	131,933,950
Health Care	135,303,190	4,376,624	—	139,679,814
Industrials	93,036,244	—	—	93,036,244
Information Technology	271,972,360	13,320,782	—	285,293,142
Materials	25,462,877	437,651	—	25,900,528
Real Estate	24,123,052	—	—	24,123,052
Utilities	26,848,891	—	—	26,848,891
Exchange Traded Fund	9,894,762	—	—	9,894,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Repurchase Agreements	$—	$6,844,868	$—	$6,844,868

Total Assets	$1,011,947,382	$43,918,641	$—	$1,055,866,023

Total Liabilities	$—	$—	$—	$—

Total	$1,011,947,382	$43,918,641	$—	$1,055,866,023

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$2,610	$2,610

Total	$2,610	$2,610

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$255,172

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$209,848,725
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$228,658,656

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 5%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$ 9,708,131	$9,109,173	$770,290

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$302,080,257
Aggregate gross unrealized depreciation	(33,292,993)

Net unrealized appreciation	$268,787,264

Federal income tax cost of investments in securities and derivative instruments, if applicable	$787,078,759

For the six months ended June 30, 2023, the Portfolio incurred approximately $13,978 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $778,442,017)	$1,049,021,155
Repurchase Agreements (Cost $6,844,868)	6,844,868
Cash	8,538,521
Foreign cash (Cost $217,367)	224,104
Receivable for securities sold	9,964,834
Dividends, interest and other receivables	751,133
Receivable for Portfolio shares sold	126,588
Securities lending income receivable	3,116
Other assets	23,703

Total assets	1,075,498,022

LIABILITIES
Payable for securities purchased	12,412,381
Payable for return of collateral on securities loaned	6,844,868
Investment management fees payable	420,901
Payable for Portfolio shares repurchased	249,273
Distribution fees payable – Class IB	211,645
Administrative fees payable	79,379
Accrued India taxes	42,364
Accrued expenses	60,901

Total liabilities	20,321,712

NET ASSETS	$1,055,176,310

Net assets were comprised of:
Paid in capital	$778,206,223
Total distributable earnings (loss)	276,970,087

Net assets	$1,055,176,310

Class IB
Net asset value, offering and redemption price per share, $1,053,742,529 / 21,772,252 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.40

Class K
Net asset value, offering and redemption price per share, $1,433,781 / 28,531 shares outstanding (unlimited amount authorized: $0.01 par value)	$50.25

(x)	Includes value of securities on loan of $9,567,185.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $153,260 foreign withholding tax)	$6,518,390
Interest	164,771
Securities lending (net)	14,115

Total income	6,697,276

EXPENSES
Investment management fees	2,557,752
Distribution fees – Class IB	1,202,449
Administrative fees	452,441
Custodian fees	54,845
Professional fees	49,162
Printing and mailing expenses	30,926
Trustees’ fees	14,636
Miscellaneous	9,591

Gross expenses	4,371,802
Less: Waiver from investment manager	(178,801)

Net expenses	4,193,001

NET INVESTMENT INCOME (LOSS)	2,504,275

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,781,830
Forward foreign currency contracts	2,610
Foreign currency transactions	(13,501)

Net realized gain (loss)	4,770,939

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $42,364 on unrealized appreciation on investments)	177,283,480
Foreign currency translations	10,928

Net change in unrealized appreciation (depreciation)	177,294,408

NET REALIZED AND UNREALIZED GAIN (LOSS)	182,065,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$184,569,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,504,275	$4,425,508
Net realized gain (loss)	4,770,939	37,254,993
Net change in unrealized appreciation (depreciation)	177,294,408	(279,670,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	184,569,622	(237,990,103)

Distributions to shareholders:
Class IB	—	(57,204,806)
Class K	—	(110,755)

Total distributions to shareholders	—	(57,315,561)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 403,231 and 1,509,550 shares, respectively ]	17,781,370	67,294,628
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,376,237 shares, respectively ]	—	57,204,806
Capital shares repurchased [ (925,472) and (1,557,726) shares, respectively]	(40,911,727)	(71,054,180)

Total Class IB transactions	(23,130,357)	53,445,254

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,569 shares, respectively ]	—	110,755
Capital shares repurchased [ (8,239) and (15,873) shares, respectively]	(405,685)	(690,906)

Total Class K transactions	(405,685)	(580,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,536,042)	52,865,103

TOTAL INCREASE (DECREASE) IN NET ASSETS	161,033,580	(242,440,561)
NET ASSETS:
Beginning of period	894,142,730	1,136,583,291

End of period	$1,055,176,310	$894,142,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$40.04		$54.08		$48.20		$39.87		$30.69		$34.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.21		0.18	(bb)	0.28	(1)	0.32		0.07
Net realized and unrealized gain (loss)	8.25		(11.54)		11.80		10.14		9.21		(3.99)

Total from investment operations	8.36		(11.33)		11.98		10.42		9.53		(3.92)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.21)		(0.30)		(0.35)		(0.08)
Distributions from net realized gains	—		(2.48)		(5.89)		(1.79)		—		—

Total dividends and distributions	—		(2.71)		(6.10)		(2.09)		(0.35)		(0.08)

Net asset value, end of period	$48.40		$40.04		$54.08		$48.20		$39.87		$30.69

Total return (b)	20.88%		(21.06)%		25.22%		26.32%		31.09%		(11.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,053,743		$892,616		$1,133,781		$959,968		$810,059		$655,008
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.91%		0.91%		0.90%		0.92%		0.94%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.52%		0.46%		0.33	%(cc)	0.68	%(aa)	0.90%		1.12	%(l)
Before waivers (a)(f)	0.48%		0.43%		0.30	%(cc)	0.63	%(aa)	0.84%		1.03	%(l)
Portfolio turnover rate^	22	%(z)	54%		53%		88%		72%		88	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class K			2022		2021		2020		2019
Net asset value, beginning of period	$41.52		$55.96		$49.68		$41.02		$31.56		$35.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.33		0.33	(bb)	0.39	(1)	0.41		0.09
Net realized and unrealized gain (loss)	8.55		(11.94)		12.18		10.46		9.49		(4.10)

Total from investment operations	8.73		(11.61)		12.51		10.85		9.90		(4.01)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.34)		(0.40)		(0.44)		(0.10)
Distributions from net realized gains	—		(2.48)		(5.89)		(1.79)		—		—

Total dividends and distributions	—		(2.83)		(6.23)		(2.19)		(0.44)		(0.10)

Net asset value, end of period	$50.25		$41.52		$55.96		$49.68		$41.02		$31.56

Total return (b)	21.03%		(20.87)%		25.53%		26.64%		31.41%		(11.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,434		$1,527		$2,802		$2,283		$1,958		$4,373
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (a)(f)	0.66%		0.66%		0.65%		0.67%		0.69%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.77%		0.70%		0.58	%(cc)	0.93	%(aa)	1.13%		1.37	%(l)
Before waivers (a)(f)	0.74%		0.66%		0.55	%(cc)	0.88	%(aa)	1.06%		1.28	%(l)
Portfolio turnover rate^	22	%(z)	54%		53%		88%		72%		88	%(z)
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23 and $0.34 for Class IB and Class K, respectively.
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K respectively.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	42.9%
Exchange Traded Funds	32.6
Information Technology	6.2
Health Care	3.0
Financials	2.7
Consumer Discretionary	2.4
Industrials	1.9
Communication Services	1.9
Consumer Staples	1.5
Energy	0.9
Investment Company	0.7
Utilities	0.6
Materials	0.5
Real Estate	0.5
Repurchase Agreement	0.0 #
Cash and Other	1.7

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,070.50	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.23	5.62

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,157	$162,004
Verizon Communications, Inc.	6,017	223,772

		385,776

Entertainment (0.3%)
Activision Blizzard, Inc.*	1,029	86,745
Electronic Arts, Inc.	376	48,767
Live Nation Entertainment, Inc.*	198	18,040
Netflix, Inc.*	636	280,152
Take-Two Interactive Software, Inc.*	225	33,111
Walt Disney Co. (The)*	2,605	232,574
Warner Bros Discovery, Inc.*	3,209	40,241

		739,630

Interactive Media & Services (1.2%)
Alphabet, Inc., Class A*	8,476	1,014,577
Alphabet, Inc., Class C*	7,293	882,235
Match Group, Inc.*	392	16,405
Meta Platforms, Inc., Class A*	3,157	905,996

		2,819,213

Media (0.2%)
Charter Communications, Inc., Class A*	148	54,371
Comcast Corp., Class A	5,943	246,932
Fox Corp., Class A	374	12,716
Fox Corp., Class B	201	6,410
Interpublic Group of Cos., Inc. (The)	552	21,296
News Corp., Class A	535	10,432
News Corp., Class B	172	3,392
Omnicom Group, Inc.	282	26,832
Paramount Global, Class B (x)	696	11,073

		393,454

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	822	114,176

Total Communication Services		4,452,249

Consumer Discretionary (2.4%)
Automobile Components (0.0%)†
Aptiv plc*	381	38,896
BorgWarner, Inc.	337	16,483

		55,379

Automobiles (0.5%)
Ford Motor Co.	5,617	84,985
General Motors Co.	2,002	77,197
Tesla, Inc.*	3,845	1,006,506

		1,168,688

Broadline Retail (0.7%)
Amazon.com, Inc.*	12,739	1,660,656
eBay, Inc.	757	33,830
Etsy, Inc.*	172	14,553

		1,709,039

Distributors (0.0%)†
Genuine Parts Co.	205	34,692
LKQ Corp.	369	21,502
Pool Corp.	58	21,729

		77,923

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.*	53	143,117
Caesars Entertainment, Inc.*	322	16,412
Carnival Corp.(x)*	1,458	27,454
Chipotle Mexican Grill, Inc., Class A*	40	85,560
Darden Restaurants, Inc.	169	28,237
Domino’s Pizza, Inc.	49	16,512
Expedia Group, Inc.*	207	22,644
Hilton Worldwide Holdings, Inc.	374	54,436
Las Vegas Sands Corp.*	480	27,840
Marriott International, Inc., Class A	368	67,598
McDonald’s Corp.	1,043	311,242
MGM Resorts International	415	18,227
Norwegian Cruise Line Holdings Ltd. (x)*	580	12,627
Royal Caribbean Cruises Ltd.*	322	33,404
Starbucks Corp.	1,642	162,656
Wynn Resorts Ltd.	143	15,102
Yum! Brands, Inc.	403	55,836

		1,098,904

Household Durables (0.1%)
DR Horton, Inc.	442	53,787
Garmin Ltd.	213	22,214
Lennar Corp., Class A	358	44,861
Mohawk Industries, Inc.*	74	7,634
Newell Brands, Inc.	535	4,654
NVR, Inc.*	4	25,402
PulteGroup, Inc.	319	24,780
Whirlpool Corp.	78	11,606

		194,938

Leisure Products (0.0%)†
Hasbro, Inc.	184	11,918

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	84	5,905
AutoZone, Inc.*	26	64,827
Bath & Body Works, Inc.	322	12,075
Best Buy Co., Inc.	276	22,618
CarMax, Inc.*	222	18,581
Home Depot, Inc. (The)	1,445	448,875
Lowe’s Cos., Inc.	851	192,071
O’Reilly Automotive, Inc.*	86	82,156
Ross Stores, Inc.	488	54,719
TJX Cos., Inc. (The)	1,650	139,904
Tractor Supply Co.	156	34,492
Ulta Beauty, Inc.*	72	33,883

		1,110,106

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,760	194,251
Ralph Lauren Corp., Class A(x)	58	7,151
Tapestry, Inc.	340	14,552
VF Corp.	467	8,915

		224,869

Total Consumer Discretionary		5,651,764

Consumer Staples (1.5%)
Beverages (0.4%)
Brown-Forman Corp., Class B	256	17,096
Coca-Cola Co. (The)	5,550	334,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	228	$56,117
Keurig Dr Pepper, Inc.	1,189	37,180
Molson Coors Beverage Co., Class B	266	17,513
Monster Beverage Corp.*	1,079	61,978
PepsiCo, Inc.	1,963	363,587

		887,692

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	634	341,333
Dollar General Corp.	314	53,311
Dollar Tree, Inc.*	302	43,337
Kroger Co. (The)	941	44,227
Sysco Corp.	729	54,092
Target Corp.	657	86,658
Walgreens Boots Alliance, Inc.	1,006	28,661
Walmart, Inc.	2,006	315,303

		966,922

Food Products (0.2%)
Archer-Daniels-Midland Co.	770	58,181
Bunge Ltd.	210	19,814
Campbell Soup Co.	275	12,570
Conagra Brands, Inc.	669	22,559
General Mills, Inc.	844	64,735
Hershey Co. (The)	212	52,937
Hormel Foods Corp.	401	16,128
J M Smucker Co. (The)	157	23,184
Kellogg Co.	358	24,129
Kraft Heinz Co. (The)	1,158	41,109
Lamb Weston Holdings, Inc.	213	24,484
McCormick & Co., Inc. (Non-Voting)	358	31,228
Mondelez International, Inc., Class A	1,949	142,160
Tyson Foods, Inc., Class A	399	20,365

		553,583

Household Products (0.3%)
Church & Dwight Co., Inc.	346	34,680
Clorox Co. (The)	174	27,673
Colgate-Palmolive Co.	1,181	90,984
Kimberly-Clark Corp.	487	67,235
Procter & Gamble Co. (The)	3,363	510,302

		730,874

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	328	64,413

Tobacco (0.2%)
Altria Group, Inc.	2,563	116,104
Philip Morris International, Inc.	2,221	216,814

		332,918

Total Consumer Staples		3,536,402

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	1,449	45,803
Halliburton Co.	1,311	43,250
Schlumberger NV	2,049	100,646

		189,699

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	442	15,103
Chevron Corp.	2,481	390,385
ConocoPhillips	1,721	178,313
Coterra Energy, Inc.	1,103	27,906
Devon Energy Corp.	916	44,280
Diamondback Energy, Inc.	258	33,891
EOG Resources, Inc.	837	95,786
EQT Corp.	511	21,017
Exxon Mobil Corp.	5,763	618,082
Hess Corp.	398	54,108
Kinder Morgan, Inc.	2,855	49,163
Marathon Oil Corp.	882	20,304
Marathon Petroleum Corp.	605	70,543
Occidental Petroleum Corp.	1,027	60,388
ONEOK, Inc.	631	38,945
Phillips 66	659	62,855
Pioneer Natural Resources Co.	332	68,784
Targa Resources Corp.	314	23,895
Valero Energy Corp.	516	60,527
Williams Cos., Inc. (The)	1,749	57,070

		1,991,345

Total Energy		2,181,044

Financials (2.7%)
Banks (0.7%)
Bank of America Corp.	9,901	284,060
Citigroup, Inc.	2,802	129,004
Citizens Financial Group, Inc.	675	17,604
Comerica, Inc.	182	7,710
Fifth Third Bancorp	953	24,978
Huntington Bancshares, Inc.	2,138	23,048
JPMorgan Chase & Co.	4,170	606,485
KeyCorp	1,281	11,836
M&T Bank Corp.	242	29,950
PNC Financial Services Group, Inc. (The)	575	72,421
Regions Financial Corp.	1,332	23,736
Truist Financial Corp.	1,908	57,908
US Bancorp	2,010	66,410
Wells Fargo & Co.	5,359	228,722
Zions Bancorp NA	213	5,721

		1,589,593

Capital Markets (0.6%)
Ameriprise Financial, Inc.	149	49,492
Bank of New York Mellon Corp. (The)	1,041	46,345
BlackRock, Inc.	215	148,595
Cboe Global Markets, Inc.	148	20,426
Charles Schwab Corp. (The)	2,127	120,558
CME Group, Inc.	518	95,980
FactSet Research Systems, Inc.	53	21,235
Goldman Sachs Group, Inc. (The)	476	153,529
Intercontinental Exchange, Inc.	797	90,125
Invesco Ltd.	639	10,742
MarketAxess Holdings, Inc.	52	13,594
Moody’s Corp.	225	78,237
Morgan Stanley	1,866	159,356
MSCI, Inc., Class A	115	53,968
Nasdaq, Inc.	499	24,875
Northern Trust Corp.	293	21,723
Raymond James Financial, Inc.	278	28,848
S&P Global, Inc.	469	188,017
State Street Corp.	486	35,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
T. Rowe Price Group, Inc.	321	$35,958

		1,397,169

Consumer Finance (0.1%)
American Express Co.	847	147,547
Capital One Financial Corp.	542	59,278
Discover Financial Services	363	42,417
Synchrony Financial	617	20,929

		270,171

Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	2,543	867,163
Fidelity National Information Services, Inc.	837	45,784
Fiserv, Inc.*	882	111,264
FleetCor Technologies, Inc.*	104	26,112
Global Payments, Inc.	381	37,536
Jack Henry & Associates, Inc.	109	18,239
Mastercard, Inc., Class A	1,194	469,600
PayPal Holdings, Inc.*	1,596	106,501
Visa, Inc., Class A	2,307	547,867

		2,230,066

Insurance (0.4%)
Aflac, Inc.	793	55,351
Allstate Corp. (The)	372	40,563
American International Group, Inc.	1,047	60,244
Aon plc, Class A	291	100,453
Arch Capital Group Ltd.*	526	39,371
Arthur J Gallagher & Co.	304	66,749
Assurant, Inc.	72	9,052
Brown & Brown, Inc.	327	22,511
Chubb Ltd.	590	113,611
Cincinnati Financial Corp.	222	21,605
Everest Re Group Ltd.	61	20,854
Globe Life, Inc.	131	14,360
Hartford Financial Services Group, Inc. (The)	445	32,049
Lincoln National Corp.	229	5,899
Loews Corp.	276	16,389
Marsh & McLennan Cos., Inc.	710	133,537
MetLife, Inc.	923	52,177
Principal Financial Group, Inc.	323	24,496
Progressive Corp. (The)	838	110,926
Prudential Financial, Inc.	521	45,963
Travelers Cos., Inc. (The)	330	57,308
W R Berkley Corp.	281	16,736
Willis Towers Watson plc	153	36,032

		1,096,236

Total Financials		6,583,235

Health Care (3.0%)
Biotechnology (0.4%)
AbbVie, Inc.	2,516	338,981
Amgen, Inc.	764	169,623
Biogen, Inc.*	205	58,394
Gilead Sciences, Inc.	1,773	136,645
Incyte Corp.*	260	16,185
Moderna, Inc.*	463	56,255
Regeneron Pharmaceuticals, Inc.*	154	110,655
Vertex Pharmaceuticals, Inc.*	368	129,503

		1,016,241

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,482	270,588
Align Technology, Inc.*	102	36,071
Baxter International, Inc.	710	32,348
Becton Dickinson & Co.	404	106,660
Boston Scientific Corp.*	2,055	111,155
Cooper Cos., Inc. (The)	69	26,457
Dentsply Sirona, Inc.	301	12,046
Dexcom, Inc.*	548	70,423
Edwards Lifesciences Corp.*	863	81,407
GE HealthCare Technologies, Inc.	512	41,595
Hologic, Inc.*	344	27,854
IDEXX Laboratories, Inc.*	120	60,268
Insulet Corp.*	97	27,969
Intuitive Surgical, Inc.*	502	171,654
Medtronic plc	1,900	167,390
ResMed, Inc.	211	46,103
STERIS plc	141	31,722
Stryker Corp.	483	147,358
Teleflex, Inc.	70	16,942
Zimmer Biomet Holdings, Inc.	298	43,389

		1,529,399

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	227	43,682
Cardinal Health, Inc.	356	33,667
Centene Corp.*	789	53,218
Cigna Group (The)	421	118,133
CVS Health Corp.	1,833	126,715
DaVita, Inc.*	74	7,435
Elevance Health, Inc.	337	149,726
HCA Healthcare, Inc.	295	89,527
Henry Schein, Inc.*	186	15,084
Humana, Inc.	178	79,589
Laboratory Corp. of America Holdings	125	30,166
McKesson Corp.	194	82,898
Molina Healthcare, Inc.*	86	25,907
Quest Diagnostics, Inc.	163	22,911
UnitedHealth Group, Inc.	1,329	638,770
Universal Health Services, Inc., Class B	91	14,357

		1,531,785

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	429	51,587
Bio-Rad Laboratories, Inc., Class A*	29	10,994
Bio-Techne Corp.	233	19,020
Charles River Laboratories International, Inc.*	78	16,400
Danaher Corp.	948	227,520
Illumina, Inc.*	226	42,373
IQVIA Holdings, Inc.*	264	59,339
Mettler-Toledo International, Inc.*	31	40,661
Revvity, Inc.	176	20,907
Thermo Fisher Scientific, Inc.	551	287,484
Waters Corp.*	82	21,856
West Pharmaceutical Services, Inc.	108	41,307

		839,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	3,001	$191,914
Catalent, Inc.*	241	10,450
Eli Lilly and Co.	1,124	527,133
Johnson & Johnson	3,708	613,748
Merck & Co., Inc.	3,625	418,289
Organon & Co.	374	7,783
Pfizer, Inc.	8,058	295,567
Viatris, Inc.	1,713	17,096
Zoetis, Inc., Class A	661	113,831

		2,195,811

Total Health Care		7,112,684

Industrials (1.9%)
Aerospace & Defense (0.4%)
Axon Enterprise, Inc.*	104	20,292
Boeing Co. (The)*	804	169,773
General Dynamics Corp.	320	68,848
Howmet Aerospace, Inc.	518	25,672
Huntington Ingalls Industries, Inc.	55	12,518
L3Harris Technologies, Inc.	270	52,858
Lockheed Martin Corp.	323	148,703
Northrop Grumman Corp.	205	93,439
Raytheon Technologies Corp.	2,090	204,736
Textron, Inc.	295	19,951
TransDigm Group, Inc.	74	66,169

		882,959

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	173	16,323
Expeditors International of Washington, Inc.	223	27,012
FedEx Corp.	331	82,055
United Parcel Service, Inc., Class B	1,030	184,627

		310,017

Building Products (0.1%)
A O Smith Corp.	177	12,882
Allegion plc	127	15,243
Carrier Global Corp.	1,177	58,509
Johnson Controls International plc	982	66,913
Masco Corp.	323	18,534
Trane Technologies plc	325	62,159

		234,240

Commercial Services & Supplies (0.1%)
Cintas Corp.	123	61,141
Copart, Inc.*	620	56,550
Republic Services, Inc., Class A	290	44,419
Rollins, Inc.	350	14,991
Waste Management, Inc.	532	92,259

		269,360

Construction & Engineering (0.0%)†
Quanta Services, Inc.	210	41,254

Electrical Equipment (0.1%)
AMETEK, Inc.	325	52,611
Eaton Corp. plc	568	114,225
Emerson Electric Co.	807	72,945
Generac Holdings, Inc.*	88	13,123
Rockwell Automation, Inc.	164	54,030

		306,934

Ground Transportation (0.2%)
CSX Corp.	2,901	98,924
JB Hunt Transport Services, Inc.	114	20,637
Norfolk Southern Corp.	322	73,017
Old Dominion Freight Line, Inc.	126	46,588
Union Pacific Corp.	872	178,429

		417,595

Industrial Conglomerates (0.2%)
3M Co.	787	78,771
General Electric Co.	1,558	171,146
Honeywell International, Inc.	953	197,748

		447,665

Machinery (0.4%)
Caterpillar, Inc.	735	180,847
Cummins, Inc.	203	49,767
Deere & Co.	383	155,188
Dover Corp.	197	29,087
Fortive Corp.	513	38,357
IDEX Corp.	112	24,109
Illinois Tool Works, Inc.	397	99,314
Ingersoll Rand, Inc.	575	37,582
Nordson Corp.	80	19,854
Otis Worldwide Corp.	589	52,427
PACCAR, Inc.	753	62,988
Parker-Hannifin Corp.	184	71,767
Pentair plc	231	14,923
Snap-on, Inc.	78	22,479
Stanley Black & Decker, Inc.(x)	222	20,804
Westinghouse Air Brake Technologies Corp.	257	28,185
Xylem, Inc.	342	38,516

		946,194

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	173	9,200
American Airlines Group, Inc.*	922	16,541
Delta Air Lines, Inc.*	914	43,452
Southwest Airlines Co.	845	30,597
United Airlines Holdings, Inc.*	478	26,228

		126,018

Professional Services (0.2%)
Automatic Data Processing, Inc.	591	129,896
Broadridge Financial Solutions, Inc.	165	27,329
Ceridian HCM Holding, Inc.*	214	14,332
CoStar Group, Inc.*	574	51,086
Equifax, Inc.	177	41,648
Jacobs Solutions, Inc.	188	22,351
Leidos Holdings, Inc.	188	16,634
Paychex, Inc.	464	51,908
Paycom Software, Inc.	67	21,523
Robert Half International, Inc.	157	11,809
Verisk Analytics, Inc., Class A	207	46,788

		435,304

Trading Companies & Distributors (0.1%)
Fastenal Co.	805	47,487
United Rentals, Inc.	97	43,201
WW Grainger, Inc.	64	50,470

		141,158

Total Industrials		4,558,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (6.2%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	355	$57,531
Cisco Systems, Inc.	5,858	303,093
F5, Inc.*	84	12,286
Juniper Networks, Inc.	458	14,349
Motorola Solutions, Inc.	239	70,094

		457,353

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	845	71,783
CDW Corp.	189	34,681
Corning, Inc.	1,073	37,598
Keysight Technologies, Inc.*	249	41,695
TE Connectivity Ltd.	447	62,651
Teledyne Technologies, Inc.*	66	27,133
Trimble, Inc.*	341	18,053
Zebra Technologies Corp., Class A*	72	21,300

		314,894

IT Services (0.2%)
Accenture plc, Class A	901	278,031
Akamai Technologies, Inc.*	216	19,412
Cognizant Technology Solutions Corp., Class A	719	46,936
DXC Technology Co.*	326	8,711
EPAM Systems, Inc.*	86	19,328
Gartner, Inc.*	114	39,935
International Business Machines Corp.	1,296	173,418
VeriSign, Inc.*	128	28,924

		614,695

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	2,300	261,993
Analog Devices, Inc.	719	140,068
Applied Materials, Inc.	1,203	173,882
Broadcom, Inc.	595	516,121
Enphase Energy, Inc.*	193	32,324
First Solar, Inc.*	143	27,183
Intel Corp.	5,960	199,302
KLA Corp.	195	94,579
Lam Research Corp.	191	122,786
Microchip Technology, Inc.	773	69,253
Micron Technology, Inc.	1,569	99,020
Monolithic Power Systems, Inc.	65	35,115
NVIDIA Corp.	3,529	1,492,838
NXP Semiconductors NV	369	75,527
ON Semiconductor Corp.*	621	58,734
Qorvo, Inc.*	146	14,896
QUALCOMM, Inc.	1,588	189,035
Skyworks Solutions, Inc.	233	25,791
SolarEdge Technologies, Inc.*	83	22,331
Teradyne, Inc.	217	24,159
Texas Instruments, Inc.	1,299	233,846

		3,908,783

Software (2.3%)
Adobe, Inc.*	655	320,289
ANSYS, Inc.*	122	40,293
Autodesk, Inc.*	303	61,997
Cadence Design Systems, Inc.*	387	90,759
Fair Isaac Corp.*	36	29,132
Fortinet, Inc.*	931	70,374
Gen Digital, Inc.	832	15,434
Intuit, Inc.	401	183,734
Microsoft Corp.	10,610	3,613,129
Oracle Corp.	2,201	262,117
Palo Alto Networks, Inc.*	433	110,636
PTC, Inc.*	152	21,630
Roper Technologies, Inc.	153	73,562
Salesforce, Inc.*	1,398	295,342
ServiceNow, Inc.*	289	162,409
Synopsys, Inc.*	218	94,919
Tyler Technologies, Inc.*	58	24,155

		5,469,911

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	21,096	4,091,991
Hewlett Packard Enterprise Co.	1,887	31,702
HP, Inc.	1,257	38,602
NetApp, Inc.	299	22,844
Seagate Technology Holdings plc	275	17,014
Western Digital Corp.*	464	17,600

		4,219,753

Total Information Technology		14,985,389

Materials (0.5%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	319	95,550
Albemarle Corp.	171	38,148
Celanese Corp., Class A	151	17,486
CF Industries Holdings, Inc.	275	19,090
Corteva, Inc.	1,028	58,904
Dow, Inc.	998	53,153
DuPont de Nemours, Inc.	653	46,650
Eastman Chemical Co.	169	14,149
Ecolab, Inc.	356	66,462
FMC Corp.	174	18,155
International Flavors & Fragrances, Inc.	357	28,414
Linde plc	697	265,613
LyondellBasell Industries NV, Class A	355	32,600
Mosaic Co. (The)	484	16,940
PPG Industries, Inc.	332	49,236
Sherwin-Williams Co. (The)	333	88,418

		908,968

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	90	41,552
Vulcan Materials Co.	189	42,609

		84,161

Containers & Packaging (0.0%)†
Amcor plc	2,096	20,918
Avery Dennison Corp.	113	19,413
Ball Corp.	441	25,670
International Paper Co.	506	16,096
Packaging Corp. of America	129	17,049
Sealed Air Corp.	206	8,240
Westrock Co.	395	11,483

		118,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,065	$82,600
Newmont Corp.	1,133	48,334
Nucor Corp.	358	58,705
Steel Dynamics, Inc.	235	25,598

		215,237

Total Materials		1,327,235

Real Estate (0.5%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	824	16,562
Ventas, Inc. (REIT)	560	26,471
Welltower, Inc. (REIT)	714	57,756

		100,789

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	983	16,544

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,314	161,136

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	227	25,762
Boston Properties, Inc. (REIT)	194	11,173

		36,935

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	443	35,754

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	206	38,990
Camden Property Trust (REIT)	150	16,331
Equity Residential (REIT)	487	32,127
Essex Property Trust, Inc. (REIT)	90	21,087
Invitation Homes, Inc. (REIT)	831	28,586
Mid-America Apartment Communities, Inc. (REIT)	170	25,816
UDR, Inc. (REIT)	458	19,676

		182,613

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	99	9,580
Kimco Realty Corp. (REIT)	866	17,078
Realty Income Corp. (REIT)	972	58,116
Regency Centers Corp. (REIT)	213	13,157
Simon Property Group, Inc. (REIT)	473	54,622

		152,553

Specialized REITs (0.2%)
American Tower Corp. (REIT)	664	128,776
Crown Castle, Inc. (REIT)	616	70,187
Digital Realty Trust, Inc. (REIT)	420	47,825
Equinix, Inc. (REIT)	134	105,048
Extra Space Storage, Inc. (REIT)	196	29,175
Iron Mountain, Inc. (REIT)	407	23,126
Public Storage (REIT)	225	65,673
SBA Communications Corp. (REIT), Class A	152	35,227
VICI Properties, Inc. (REIT), Class A	1,413	44,411
Weyerhaeuser Co. (REIT)	1,030	34,515

		583,963

Total Real Estate		1,270,287

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	345	18,106
American Electric Power Co., Inc.	737	62,055
Constellation Energy Corp.	454	41,564
Duke Energy Corp.	1,091	97,906
Edison International	537	37,295
Entergy Corp.	303	29,503
Evergy, Inc.	316	18,461
Eversource Energy	507	35,956
Exelon Corp.	1,421	57,891
FirstEnergy Corp.	788	30,637
NextEra Energy, Inc.	2,888	214,290
NRG Energy, Inc.	321	12,002
PG&E Corp.*	2,320	40,090
Pinnacle West Capital Corp.	162	13,196
PPL Corp.	1,073	28,392
Southern Co. (The)	1,556	109,309
Xcel Energy, Inc.	792	49,239

		895,892

Gas Utilities (0.0%)†
Atmos Energy Corp.	208	24,198

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	986	20,440

Multi-Utilities (0.2%)
Ameren Corp.	380	31,035
CenterPoint Energy, Inc.	889	25,914
CMS Energy Corp.	423	24,851
Consolidated Edison, Inc.	494	44,658
Dominion Energy, Inc.	1,186	61,423
DTE Energy Co.	296	32,566
NiSource, Inc.	573	15,671
Public Service Enterprise Group, Inc.	719	45,017
Sempra Energy	451	65,661
WEC Energy Group, Inc.	442	39,002

		385,798

Water Utilities (0.0%)†
American Water Works Co., Inc.	281	40,113

Total Utilities		1,366,441

Total Common Stocks (22.1%) (Cost $37,092,888)		53,025,428

EXCHANGE TRADED FUNDS (ETF):
Equity (32.6%)
iShares Core MSCI EAFE ETF	878,296	59,284,980
iShares Core S&P Mid-Cap ETF	36,506	9,545,589
iShares Russell 2000 ETF (x)	50,804	9,514,065

Total Exchange Traded Funds (32.6%) (Cost $68,493,548)		78,344,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (42.9%)
U.S. Treasury Notes 0.750%, 4/30/26	$11,817,000	$10,638,948
0.750%, 8/31/26	11,440,500	10,200,160
2.250%, 2/15/27	15,307,000	14,229,229
2.375%, 5/15/27	14,580,500	13,573,886
1.000%, 7/31/28	6,834,000	5,858,176
2.875%, 8/15/28	16,416,000	15,456,930
1.125%, 8/31/28	10,854,500	9,349,108
1.375%, 10/31/28	6,568,000	5,711,695
2.625%, 2/15/29	6,177,500	5,721,459
2.375%, 5/15/29	8,368,000	7,625,596
3.875%, 11/30/29	4,521,000	4,478,630

Total U.S. Treasury Obligations		102,843,817

Total Long-Term Debt Securities (42.9%) (Cost $107,693,954)		102,843,817

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	1,692,350	1,692,688

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $33,193, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $33,857. (xx)	$33,180	33,180

Total Short-Term Investments (0.7%) (Cost $1,725,868)		1,725,868

Total Investments in Securities (98.3%) (Cost $215,006,258)		235,939,747
Other Assets Less Liabilities (1.7%)		4,070,074

Net Assets (100%)		$240,009,821

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $8,628,168. This was collateralized by $8,790,684 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.440%, maturing 9/15/23 – 11/15/52 and by cash of $33,180 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	9/2023	USD	224,413	6,898

					6,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,452,249	$—	$—	$4,452,249
Consumer Discretionary	5,651,764	—	—	5,651,764
Consumer Staples	3,536,402	—	—	3,536,402
Energy	2,181,044	—	—	2,181,044
Financials	6,583,235	—	—	6,583,235
Health Care	7,112,684	—	—	7,112,684
Industrials	4,558,698	—	—	4,558,698
Information Technology	14,985,389	—	—	14,985,389
Materials	1,327,235	—	—	1,327,235
Real Estate	1,270,287	—	—	1,270,287
Utilities	1,366,441	—	—	1,366,441
Exchange Traded Funds	78,344,634	—	—	78,344,634
Futures	6,898	—	—	6,898
Short-Term Investments
Investment Company	1,692,688	—	—	1,692,688
Repurchase Agreement	—	33,180	—	33,180
U.S. Treasury Obligation	—	102,843,817	—	102,843,817

Total Assets	$133,069,648	$102,876,997	$—	$235,946,645

Total Liabilities	$—	$—	$—	$—

Total	$133,069,648	$102,876,997	$—	$235,946,645

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$6,898	*

Total		$6,898

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(58,745)	$(58,745)

Total	$(58,745)	$(58,745)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(185,459)	$(185,459)

Total	$(185,459)	$(185,459)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$208,921
Average notional value of contracts — short	$9,018,705

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,012,100
Long-term U.S. government debt securities	56,729,975

$62,742,075

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,198,130
Long-term U.S. government debt securities	45,781,464

$47,979,594

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,723,072
Aggregate gross unrealized depreciation	(7,013,284)

Net unrealized appreciation	$20,709,788

Federal income tax cost of investments in securities and derivative instruments, if applicable	$215,236,857

For the six months ended June 30, 2023, the Portfolio incurred approximately $2 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $214,973,078)	$235,906,567
Repurchase Agreements (Cost $33,180)	33,180
Cash	3,707,000
Dividends, interest and other receivables	628,128
Receivable for Portfolio shares sold	271,306
Due from broker for futures variation margin	13,832
Securities lending income receivable	1,567
Other assets	3,827

Total assets	240,565,407

LIABILITIES
Payable for Portfolio shares repurchased	271,891
Investment management fees payable	135,967
Distribution fees payable – Class IB	48,738
Payable for return of collateral on securities loaned	33,180
Administrative fees payable	24,898
Accrued expenses	40,912

Total liabilities	555,586

NET ASSETS	$240,009,821

Net assets were comprised of:
Paid in capital	$248,363,897
Total distributable earnings (loss)	(8,354,076)

Net assets	$240,009,821

Class IB
Net asset value, offering and redemption price per share, $240,009,821 / 22,259,516 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.78

(x)	Includes value of securities on loan of $8,628,168.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$1,684,034
Interest	1,464,831
Securities lending (net)	11,907

Total income	3,160,772

EXPENSES
Investment management fees	899,785
Distribution fees – Class IB	281,182
Administrative fees	143,828
Professional fees	29,224
Printing and mailing expenses	11,143
Custodian fees	11,059
Trustees’ fees	3,393
Miscellaneous	2,755

Gross expenses	1,382,369
Less: Waiver from investment manager	(119,813)

Net expenses	1,262,556

NET INVESTMENT INCOME (LOSS)	1,898,216

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,343,256)
Futures contracts	(58,745)

Net realized gain (loss)	(1,402,001)

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,886,886
Futures contracts	(185,459)

Net change in unrealized appreciation (depreciation)	14,701,427

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,299,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,197,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,898,216	$1,533,446
Net realized gain (loss)	(1,402,001)	(7,893,047)
Net change in unrealized appreciation (depreciation)	14,701,427	(29,093,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,197,642	(35,452,603)

Distributions to shareholders:
Class IB	—	(2,367,057)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,049,846 and 2,503,713 shares, respectively ]	21,646,687	26,510,973
Capital shares issued in reinvestment of dividends and distributions [ 0 and 231,799 shares, respectively ]	—	2,367,057
Capital shares repurchased [ (868,610) and (2,098,770) shares, respectively]	(9,096,762)	(21,390,016)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,549,925	7,488,014

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,747,567	(30,331,646)
NET ASSETS:
Beginning of period	212,262,254	242,593,900

End of period	$240,009,821	$212,262,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.07		$11.87		$11.85		$11.63		$10.83		$11.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.07		0.05		0.04		0.13		0.16
Net realized and unrealized gain (loss)	0.62		(1.75)		0.92		0.29		1.49		(0.85)

Total from investment operations	0.71		(1.68)		0.97		0.33		1.62		(0.69)

Less distributions:
Dividends from net investment income	—		(0.11)		(0.03)		(0.05)		(0.12)		(0.14)
Distributions from net realized gains	—		(0.01)		(0.92)		(0.06)		(0.70)		—
Return of capital	—		—		—		—		—		(0.01)

Total dividends and distributions	—		(0.12)		(0.95)		(0.11)		(0.82)		(0.15)

Net asset value, end of period	$10.78		$10.07		$11.87		$11.85		$11.63		$10.83

Total return (b)	7.05%		(14.22)%		8.27%		2.85%		14.98%		(5.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$240,010		$212,262		$242,594		$219,152		$207,878		$162,945
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.16	%(k)	1.17	%(m)	1.17	%(m)	1.14	%(m)	1.09	%(m)
Before waivers (a)(f)	1.23%		1.22%		1.21%		1.24%		1.23%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.69%		0.70%		0.41%		0.39%		1.12%		1.38%
Before waivers (a)(f)	1.58%		0.63%		0.36%		0.33%		1.03%		1.24%
Portfolio turnover rate^	22	%(z)	61%		69%		77%		305%		506%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	21.6%
Industrials	19.3
Health Care	19.2
Consumer Staples	10.2
Materials	9.4
Consumer Discretionary	7.9
Financials	5.7
Energy	3.0
Investment Company	2.4
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,084.80	$4.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.35

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.87%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Hotels, Restaurants & Leisure (2.6%)
McDonald’s Corp.	22,659	$6,761,672
Starbucks Corp.	15,781	1,563,266

		8,324,938

Specialty Retail (3.6%)
Lowe’s Cos., Inc.	29,831	6,732,857
Ross Stores, Inc.	42,319	4,745,229

		11,478,086

Textiles, Apparel & Luxury Goods (1.7%)
NIKE, Inc., Class B	49,348	5,446,539

Total Consumer Discretionary		25,249,563

Consumer Staples (10.2%)
Beverages (1.9%)
PepsiCo, Inc.	33,312	6,170,049

Consumer Staples Distribution & Retail (3.0%)
Target Corp.	37,204	4,907,207
Walmart, Inc.	30,559	4,803,264

		9,710,471

Food Products (2.6%)
McCormick & Co., Inc. (Non-Voting)	51,765	4,515,461
Mondelez International, Inc., Class A	50,825	3,707,175

		8,222,636

Household Products (2.7%)
Colgate-Palmolive Co.	43,476	3,349,391
Procter & Gamble Co. (The)	35,773	5,428,195

		8,777,586

Total Consumer Staples		32,880,742

Energy (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
Chevron Corp.	26,945	4,239,796
EOG Resources, Inc.	25,412	2,908,149
Exxon Mobil Corp.	23,332	2,502,357

Total Energy		9,650,302

Financials (5.7%)
Banks (1.4%)
JPMorgan Chase & Co.	30,544	4,442,320

Capital Markets (1.0%)
Nasdaq, Inc.	65,591	3,269,711

Financial Services (2.6%)
Visa, Inc., Class A	34,635	8,225,120

Insurance (0.7%)
Erie Indemnity Co., Class A	11,229	2,358,202

Total Financials		18,295,353

Health Care (19.2%)
Biotechnology (1.3%)
AbbVie, Inc.	31,737	4,275,926

Health Care Equipment & Supplies (9.7%)
Abbott Laboratories	53,766	5,861,569
Becton Dickinson & Co.	28,914	7,633,585
Medtronic plc	61,739	5,439,206
Stryker Corp.	39,908	12,175,532

		31,109,892

Health Care Providers & Services (3.2%)
CVS Health Corp.	15,838	1,094,881
UnitedHealth Group, Inc.	18,706	8,990,852

		10,085,733

Life Sciences Tools & Services (2.6%)
Danaher Corp.	7,492	1,798,080
West Pharmaceutical Services, Inc.	17,351	6,636,237

		8,434,317

Pharmaceuticals (2.4%)
Johnson & Johnson	34,163	5,654,660
Pfizer, Inc.	59,207	2,171,712

		7,826,372

Total Health Care		61,732,240

Industrials (19.3%)
Aerospace & Defense (3.9%)
General Dynamics Corp.	19,072	4,103,341
Raytheon Technologies Corp.	84,999	8,326,502

		12,429,843

Air Freight & Logistics (2.0%)
United Parcel Service, Inc., Class B	35,640	6,388,470

Building Products (2.7%)
Carlisle Cos., Inc.	13,321	3,417,236
Johnson Controls International plc	80,201	5,464,896

		8,882,132

Commercial Services & Supplies (1.7%)
Cintas Corp.	10,840	5,388,347

Electrical Equipment (1.0%)
nVent Electric plc	60,087	3,104,695

Ground Transportation (2.0%)
JB Hunt Transport Services, Inc.	14,255	2,580,582
Norfolk Southern Corp.	16,543	3,751,291

		6,331,873

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	36,633	7,601,348

Machinery (2.0%)
Donaldson Co., Inc.	29,936	1,871,300
Dover Corp.	30,368	4,483,835

		6,355,135

Trading Companies & Distributors (1.7%)
WW Grainger, Inc.	6,842	5,395,533

Total Industrials		61,877,376

Information Technology (21.6%)
IT Services (2.6%)
Accenture plc, Class A	27,305	8,425,777

Semiconductors & Semiconductor Equipment (5.5%)
Analog Devices, Inc.	46,914	9,139,316
Texas Instruments, Inc.	46,696	8,406,214

		17,545,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Software (13.2%)
Microsoft Corp.	87,589	$29,827,558
Roper Technologies, Inc.	26,141	12,568,593

		42,396,151

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.	5,285	1,025,132

Total Information Technology		69,392,590

Materials (9.4%)
Chemicals (9.4%)
Air Products and Chemicals, Inc.	27,982	8,381,448
Albemarle Corp.	17,024	3,797,884
Ecolab, Inc.	22,323	4,167,481
Linde plc	31,182	11,882,837
Sherwin-Williams Co. (The)	7,700	2,044,504

Total Materials		30,274,154

Total Common Stocks (96.3%) (Cost $209,776,251)		309,352,320

SHORT-TERM INVESTMENT:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	7,575,683	$7,577,198

Total Short-Term Investment (2.4%) (Cost $7,577,972)		7,577,198

Total Investments in Securities (98.7%) (Cost $217,354,223)		316,929,518
Other Assets Less Liabilities (1.3%)		4,319,004

Net Assets (100%)		$321,248,522

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$25,249,563	$—	$—	$25,249,563
Consumer Staples	32,880,742	—	—	32,880,742
Energy	9,650,302	—	—	9,650,302
Financials	18,295,353	—	—	18,295,353
Health Care	61,732,240	—	—	61,732,240
Industrials	61,877,376	—	—	61,877,376
Information Technology	69,392,590	—	—	69,392,590
Materials	30,274,154	—	—	30,274,154
Short-Term Investment
Investment Company	7,577,198	—	—	7,577,198

Total Assets	$316,929,518	$—	$—	$316,929,518

Total Liabilities	$—	$—	$—	$—

Total	$316,929,518	$—	$—	$316,929,518

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,441,467
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,702,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,395,970
Aggregate gross unrealized depreciation	(827,695)

Net unrealized appreciation	$99,568,275

Federal income tax cost of investments in securities and derivative instruments, if applicable	$217,361,243

For the six months ended June 30, 2023, the Portfolio incurred approximately $164 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $217,354,223)	$316,929,518
Cash	4,300,000
Dividends, interest and other receivables	239,258
Receivable for Portfolio shares sold	103,250
Other assets	7,030

Total assets	321,579,056

LIABILITIES
Investment management fees payable	125,142
Payable for Portfolio shares repurchased	80,517
Distribution fees payable – Class IB	64,294
Administrative fees payable	24,075
Accrued expenses	36,506

Total liabilities	330,534

NET ASSETS	$321,248,522

Net assets were comprised of:
Paid in capital	$219,124,017
Total distributable earnings (loss)	102,124,505

Net assets	$321,248,522

Class IB
Net asset value, offering and redemption price per share, $321,248,522 / 7,279,068 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$2,885,712
Interest	95,630

Total income	2,981,342

EXPENSES
Investment management fees	916,296
Distribution fees – Class IB	381,788
Administrative fees	143,416
Professional fees	32,468
Printing and mailing expenses	13,384
Custodian fees	6,238
Trustees’ fees	4,736
Miscellaneous	2,220

Gross expenses	1,500,546
Less: Waiver from investment manager	(175,302)

Net expenses	1,325,244

NET INVESTMENT INCOME (LOSS)	1,656,098

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	805,412
Net change in unrealized appreciation (depreciation) on investments in securities	22,867,105

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,672,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,328,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,656,098	$2,327,213
Net realized gain (loss)	805,412	3,721,523
Net change in unrealized appreciation (depreciation)	22,867,105	(34,676,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,328,615	(28,627,890)

Distributions to shareholders:
Class IB	—	(6,152,666)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 322,557 and 2,341,374 shares, respectively ]	13,545,821	97,555,114
Capital shares issued in reinvestment of dividends [ 0 and 146,984 shares, respectively ]	—	6,152,666
Capital shares repurchased [ (499,053) and (717,334) shares, respectively]	(20,878,038)	(29,571,896)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,332,217)	74,135,884

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,996,398	39,355,328
NET ASSETS:
Beginning of period	303,252,124	263,896,796

End of period	$321,248,522	$303,252,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$40.67		$46.42		$36.85		$31.99		$24.99		$27.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.39		0.28		0.31		0.32		0.07
Net realized and unrealized gain (loss)	3.23		(5.30)		9.58		4.86		7.11		(2.02)

Total from investment operations	3.46		(4.91)		9.86		5.17		7.43		(1.95)

Less distributions:
Dividends from net investment income	—		(0.31)		(0.29)		(0.31)		(0.33)		(0.08)
Distributions from net realized gains	—		(0.53)		—		—		(0.10)		—

Total dividends and distributions	—		(0.84)		(0.29)		(0.31)		(0.43)		(0.08)

Net asset value, end of period	$44.13		$40.67		$46.42		$36.85		$31.99		$24.99

Total return (b)	8.48%		(10.60)%		26.76%		16.19%		29.77%		(7.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$321,249		$303,252		$263,897		$213,660		$188,172		$136,618
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.98%		0.99%		0.99%		1.01%		1.03%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.08%		0.96%		0.67%		0.96%		1.10%		1.38	%(l)
Before waivers (a)(f)	0.97%		0.84%		0.55%		0.83%		0.94%		1.16	%(l)
Portfolio turnover rate^	1	%(z)	5%		4%		10%		4%		5	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	17.5%
Financials	14.8
Information Technology	13.5
Consumer Discretionary	12.2
Health Care	9.2
Investment Companies	7.6
Energy	6.0
Materials	5.2
Real Estate	4.6
Consumer Staples	3.5
Utilities	2.1
Repurchase Agreement	1.3
Communication Services	1.0
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,061.90	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,061.80	5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,063.40	4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	796	$25,225
AST SpaceMobile, Inc., Class A (x)*	2,665	12,526
ATN International, Inc.	479	17,531
Bandwidth, Inc., Class A*	1,015	13,885
Charge Enterprises, Inc.*	6,352	6,225
Cogent Communications Holdings, Inc.	1,896	127,582
Consolidated Communications Holdings, Inc.*	3,093	11,846
EchoStar Corp., Class A*	1,567	27,172
Globalstar, Inc.*	30,846	33,314
IDT Corp., Class B*	695	17,966
Liberty Latin America Ltd., Class A*	1,746	15,278
Liberty Latin America Ltd., Class C*	6,391	55,090
Lumen Technologies, Inc. (x)	44,357	100,247
Ooma, Inc.*	1,003	15,015
Radius Global Infrastructure, Inc., Class A*	3,736	55,666

		534,568

Entertainment (0.2%)
Cinemark Holdings, Inc.*	4,841	79,876
IMAX Corp.*	2,144	36,426
Liberty Media Corp.-Liberty Braves, Class A (x)*	480	19,642
Liberty Media Corp.-Liberty Braves, Class C*	1,647	65,254
Lions Gate Entertainment Corp., Class A*	2,552	22,534
Lions Gate Entertainment Corp., Class B*	5,210	43,504
Loop Media, Inc. (x)*	1,604	3,834
Madison Square Garden Entertainment Corp.*	1,902	63,945
Marcus Corp. (The)	1,042	15,453
Playstudios, Inc.*	3,467	17,023
Reservoir Media, Inc.*	816	4,912
Sphere Entertainment Co.*	1,158	31,718
Vivid Seats, Inc., Class A*	1,085	8,593

		412,714

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	4,413	74,050
Cargurus, Inc., Class A*	4,498	101,790
Cars.com, Inc.*	2,916	57,795
DHI Group, Inc.*	1,792	6,863
Eventbrite, Inc., Class A*	3,272	31,248
EverQuote, Inc., Class A*	983	6,390
fuboTV, Inc. (x)*	8,954	18,624
Grindr, Inc. (x)*	1,804	9,976
Liberty TripAdvisor Holdings, Inc., Class B (x)*	37	1,725
MediaAlpha, Inc., Class A*	995	10,259
Nextdoor Holdings, Inc.*	6,403	20,874
Outbrain, Inc.*	1,596	7,852
QuinStreet, Inc.*	2,219	19,594
Shutterstock, Inc.	1,081	52,612
System1, Inc. (x)*	1,090	4,905
TrueCar, Inc.*	3,824	8,642
Vimeo, Inc.*	6,380	26,286
Yelp, Inc., Class A*	2,981	108,538
Ziff Davis, Inc.*	2,072	145,164
ZipRecruiter, Inc., Class A*	3,192	56,690

		769,877

Media (0.3%)
Advantage Solutions, Inc.*	3,397	7,949
AMC Networks, Inc., Class A*	1,313	15,690
Boston Omaha Corp., Class A*	977	18,387
Cardlytics, Inc.*	1,525	9,638
Clear Channel Outdoor Holdings, Inc.*	16,289	22,316
Daily Journal Corp.*	59	17,067
Emerald Holding, Inc.*	687	2,817
Entravision Communications Corp., Class A	2,600	11,414
EW Scripps Co. (The), Class A*	2,577	23,580
Gambling.com Group Ltd.*	526	5,386
Gannett Co., Inc.*	6,243	14,047
Gray Television, Inc.	3,594	28,321
iHeartMedia, Inc., Class A*	5,367	19,536
Integral Ad Science Holding Corp.*	1,662	29,883
John Wiley & Sons, Inc., Class A	1,893	64,419
Magnite, Inc.*	5,832	79,607
PubMatic, Inc., Class A*	1,859	33,982
Quotient Technology, Inc.*	3,966	15,229
Scholastic Corp.	1,269	49,351
Sinclair, Inc.	1,830	25,291
Stagwell, Inc., Class A*	4,762	34,334
TechTarget, Inc.*	1,183	36,827
TEGNA, Inc.	9,820	159,477
Thryv Holdings, Inc.*	1,364	33,554
Townsquare Media, Inc., Class A (x)	514	6,122
Urban One, Inc.*	540	3,240
Urban One, Inc., Class A*	373	2,234
WideOpenWest, Inc.*	2,459	20,754

		790,452

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	2,918	49,635
Shenandoah Telecommunications Co.	2,134	41,464
Spok Holdings, Inc.	782	10,393
Telephone and Data Systems, Inc.	4,454	36,656

		138,148

Total Communication Services		2,645,759

Consumer Discretionary (12.2%)
Automobile Components (2.5%)
Adient plc*	68,412	2,621,548
American Axle & Manufacturing Holdings, Inc.*	5,006	41,400
Atmus Filtration Technologies, Inc.*	51,559	1,132,236
Cooper-Standard Holdings, Inc.*	148	2,110
Dana, Inc.	5,690	96,730
Dorman Products, Inc.*	1,160	91,443
Fox Factory Holding Corp.*	1,870	202,914
Gentherm, Inc.*	1,463	82,674
Goodyear Tire & Rubber Co. (The)*	12,367	169,180
Holley, Inc. (x)*	2,154	8,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
LCI Industries	13,763	$1,739,093
Luminar Technologies, Inc., Class A*	11,984	82,450
Modine Manufacturing Co.*	2,226	73,502
Patrick Industries, Inc.	953	76,240
Solid Power, Inc.*	6,818	17,318
Standard Motor Products, Inc.	931	34,931
Stoneridge, Inc.*	1,153	21,734
Visteon Corp.*	1,238	177,789
XPEL, Inc. (m)*	995	83,799

		6,755,901

Automobiles (0.0%)†
Fisker, Inc., Class A (x)*	8,631	48,679
Livewire Group, Inc. (x)*	485	5,728
Winnebago Industries, Inc.	1,305	87,030
Workhorse Group, Inc.*	7,389	6,440

		147,877

Broadline Retail (0.0%)†
Big Lots, Inc.	1,206	10,649
ContextLogic, Inc., Class A (x)*	845	5,560
Dillard’s, Inc., Class A	174	56,773
Qurate Retail, Inc., Class B*	397	3,295

		76,277

Distributors (0.0%)†
Weyco Group, Inc.	214	5,712

Diversified Consumer Services (0.4%)
2U, Inc.*	3,555	14,327
Adtalem Global Education, Inc.*	1,978	67,924
Carriage Services, Inc., Class A	643	20,878
Chegg, Inc.*	5,626	49,959
Coursera, Inc.*	5,730	74,605
Duolingo, Inc., Class A*	1,263	180,533
European Wax Center, Inc., Class A*	1,502	27,982
Frontdoor, Inc.*	3,648	116,371
Graham Holdings Co., Class B	162	92,580
Laureate Education, Inc.	5,991	72,431
Lincoln Educational Services Corp.*	1,042	7,023
Nerdy, Inc.*	2,299	9,587
OneSpaWorld Holdings Ltd.*	3,211	38,853
Perdoceo Education Corp.*	2,988	36,663
Rover Group, Inc., Class A*	4,040	19,836
Strategic Education, Inc.	994	67,433
Stride, Inc.*	1,840	68,503
Udemy, Inc.*	3,775	40,506
Universal Technical Institute, Inc.*	1,369	9,460
WW International, Inc.*	2,500	16,800

		1,032,254

Hotels, Restaurants & Leisure (3.9%)
Accel Entertainment, Inc., Class A*	2,444	25,809
Bally’s Corp.*	1,637	25,472
Biglari Holdings, Inc., Class B*	42	8,280
BJ’s Restaurants, Inc.*	1,033	32,849
Bloomin’ Brands, Inc.	3,851	103,553
Bluegreen Vacations Holding Corp., Class A	475	16,934
Bowlero Corp. (x)*	1,332	15,504
Boyd Gaming Corp.	9,928	688,705
Brinker International, Inc.*	57,910	2,119,506
Carrols Restaurant Group, Inc.*	1,616	8,145
Century Casinos, Inc.*	1,112	7,895
Cheesecake Factory, Inc. (The) (x)	2,122	73,379
Chuy’s Holdings, Inc.*	784	32,003
Cracker Barrel Old Country Store, Inc.	976	90,944
Dalata Hotel Group plc*	232,503	1,176,360
Dave & Buster’s Entertainment, Inc.*	1,880	83,773
Denny’s Corp.*	33,213	409,184
Dine Brands Global, Inc.	688	39,925
El Pollo Loco Holdings, Inc.	1,259	11,041
Everi Holdings, Inc.*	3,791	54,818
Fiesta Restaurant Group, Inc.*	779	6,185
First Watch Restaurant Group, Inc.*	665	11,238
Full House Resorts, Inc.*	1,439	9,641
Global Business Travel Group I*	1,419	10,259
Golden Entertainment, Inc.*	881	36,826
Hilton Grand Vacations, Inc.*	61,963	2,815,599
Inspired Entertainment, Inc.*	947	13,930
International Game Technology plc	4,780	152,434
Jack in the Box, Inc.	11,224	1,094,677
Krispy Kreme, Inc.	3,853	56,755
Kura Sushi USA, Inc., Class A*	257	23,888
Life Time Group Holdings, Inc.*	1,965	38,652
Light & Wonder, Inc.*	4,020	276,415
Lindblad Expeditions Holdings, Inc.*	1,458	15,863
Monarch Casino & Resort, Inc.	626	44,102
Mondee Holdings, Inc., Class A (x)*	1,997	17,793
Nathan’s Famous, Inc.	124	9,739
Noodles & Co., Class A*	2,115	7,149
ONE Group Hospitality, Inc. (The)*	1,016	7,437
Papa John’s International, Inc.	1,537	113,477
PlayAGS, Inc.*	1,625	9,181
Portillo’s, Inc., Class A*	1,869	42,109
Potbelly Corp. (x)*	1,148	10,079
RCI Hospitality Holdings, Inc.	377	28,648
Red Robin Gourmet Burgers, Inc.*	698	9,653
Red Rock Resorts, Inc., Class A	2,095	98,004
Rush Street Interactive, Inc.*	2,771	8,646
Sabre Corp.*	15,110	48,201
SeaWorld Entertainment, Inc.*	1,740	97,457
Shake Shack, Inc., Class A*	1,662	129,171
Six Flags Entertainment Corp.*	3,179	82,590
Super Group SGHC Ltd. (x)*	6,002	17,406
Sweetgreen, Inc., Class A*	4,251	54,498
Target Hospitality Corp.*	1,297	17,406
Xponential Fitness, Inc., Class A*	1,087	18,751

		10,457,938

Household Durables (1.3%)
Beazer Homes USA, Inc.*	1,309	37,032
Cavco Industries, Inc.*	393	115,935
Century Communities, Inc.	6,060	464,317
Cricut, Inc., Class A (x)	2,104	25,669
Dream Finders Homes, Inc., Class A (x)*	1,066	26,213
Ethan Allen Interiors, Inc.	991	28,025
GoPro, Inc., Class A*	5,715	23,660
Green Brick Partners, Inc.*	1,143	64,922
Helen of Troy Ltd.*	1,048	113,205
Hooker Furnishings Corp.	484	9,031
Hovnanian Enterprises, Inc., Class A*	213	21,132
Installed Building Products, Inc.	1,049	147,028
iRobot Corp.*	1,207	54,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
KB Home	3,262	$168,678
Landsea Homes Corp.*	515	4,810
La-Z-Boy, Inc.	1,940	55,562
Legacy Housing Corp.*	382	8,859
LGI Homes, Inc.*	916	123,559
Lovesac Co. (The)*	610	16,440
M.D.C. Holdings, Inc.	2,559	119,684
M/I Homes, Inc.*	5,700	496,983
Meritage Homes Corp.	3,609	513,452
Purple Innovation, Inc., Class A	2,560	7,117
Skyline Champion Corp.*	2,351	153,873
Snap One Holdings Corp.*	712	8,295
Sonos, Inc. (x)*	5,625	91,856
Taylor Morrison Home Corp., Class A*	6,678	325,686
Traeger, Inc.*	1,512	6,426
Tri Pointe Homes, Inc.*	4,417	145,143
United Homes Group, Inc.*	271	3,024
Vizio Holding Corp., Class A*	3,337	22,525
VOXX International Corp., Class A*	611	7,625
Vuzix Corp. (x)*	2,706	13,801

		3,424,184

Leisure Products (1.6%)
Acushnet Holdings Corp.	1,458	79,723
AMMO, Inc. (x)*	4,554	9,700
Brunswick Corp.	19,768	1,712,700
Clarus Corp.	1,149	10,502
Escalade, Inc.	438	5,847
Funko, Inc., Class A*	1,530	16,555
JAKKS Pacific, Inc.*	318	6,350
Johnson Outdoors, Inc., Class A	238	14,625
Latham Group, Inc.*	2,052	7,613
Malibu Boats, Inc., Class A*	891	52,266
Marine Products Corp.	412	6,946
MasterCraft Boat Holdings, Inc.*	770	23,600
Mattel, Inc.*	110,038	2,150,143
Smith & Wesson Brands, Inc.	1,902	24,802
Solo Brands, Inc., Class A*	966	5,468
Sturm Ruger & Co., Inc.	745	39,455
Topgolf Callaway Brands Corp.*	6,334	125,730
Vista Outdoor, Inc.*	2,463	68,151

		4,360,176

Specialty Retail (1.3%)
1-800-Flowers.com, Inc., Class A*	1,217	9,493
Aaron’s Co., Inc. (The)	1,327	18,764
Abercrombie & Fitch Co., Class A*	2,145	80,824
Academy Sports & Outdoors, Inc.	3,349	181,014
American Eagle Outfitters, Inc.	8,043	94,907
America’s Car-Mart, Inc.*	252	25,145
Arko Corp.	3,652	29,033
Asbury Automotive Group, Inc.*	976	234,650
BARK, Inc.*	5,208	6,927
Big 5 Sporting Goods Corp.	908	8,317
Boot Barn Holdings, Inc.*	1,309	110,859
Buckle, Inc. (The)	1,322	45,741
Build-A-Bear Workshop, Inc.	608	13,023
Caleres, Inc.	1,574	37,666
Camping World Holdings, Inc., Class A (x)	1,840	55,384
CarParts.com, Inc.*	2,390	10,158
Carvana Co., Class A (x)*	750	19,440
Cato Corp. (The), Class A	881	7,074
Chico’s FAS, Inc.*	5,361	28,681
Children’s Place, Inc. (The)*	31,777	737,544
Designer Brands, Inc., Class A (x)	2,215	22,372
Destination XL Group, Inc.*	2,531	12,402
Duluth Holdings, Inc., Class B*	496	3,115
Envela Corp.*	334	2,458
EVgo, Inc., Class A*	3,012	12,048
Foot Locker, Inc. (x)	3,614	97,976
Franchise Group, Inc.	1,141	32,678
Genesco, Inc.*	552	13,822
Group 1 Automotive, Inc.	1,493	385,343
GrowGeneration Corp.*	2,513	8,544
Guess?, Inc.	1,440	28,008
Haverty Furniture Cos., Inc.	665	20,096
Hibbett, Inc.	555	20,141
J Jill, Inc.*	200	4,286
Lands’ End, Inc.*	640	4,966
Lazydays Holdings, Inc.*	557	6,439
Leslie’s, Inc. (x)*	7,817	73,402
MarineMax, Inc.*	926	31,632
Monro, Inc.	1,376	55,907
National Vision Holdings, Inc.*	3,458	83,995
ODP Corp. (The)*	1,508	70,605
OneWater Marine, Inc., Class A*	475	17,214
Overstock.com, Inc.*	1,985	64,652
PetMed Express, Inc.	884	12,190
Rent the Runway, Inc., Class A*	2,344	4,641
Revolve Group, Inc., Class A(x)*	1,788	29,323
Sally Beauty Holdings, Inc.*	4,720	58,292
Shoe Carnival, Inc.	755	17,727
Signet Jewelers Ltd.	1,971	128,628
Sleep Number Corp.*	952	25,971
Sonic Automotive, Inc., Class A	787	37,516
Sportsman’s Warehouse Holdings, Inc.*	1,686	9,610
Stitch Fix, Inc., Class A*	3,918	15,084
ThredUp, Inc., Class A (x)*	3,158	7,706
Tile Shop Holdings, Inc.*	1,422	7,878
Tilly’s, Inc., Class A*	1,147	8,041
Torrid Holdings, Inc.*	883	2,481
Upbound Group, Inc.	2,426	75,521
Urban Outfitters, Inc.*	2,800	92,764
Warby Parker, Inc., Class A*	3,654	42,715
Winmark Corp.	126	41,891
Zumiez, Inc.*	671	11,179

		3,455,903

Textiles, Apparel & Luxury Goods (1.2%)
Allbirds, Inc., Class A*	4,145	5,223
Capri Holdings Ltd.*	21,021	754,444
Carter’s, Inc.	19,026	1,381,288
Dr Martens plc	358,293	556,610
Fossil Group, Inc.*	2,371	6,093
G-III Apparel Group Ltd.*	1,882	36,266
Hanesbrands, Inc.	15,490	70,325
Kontoor Brands, Inc.	2,432	102,387
Movado Group, Inc.	676	18,137
Oxford Industries, Inc.	672	66,138
Rocky Brands, Inc.	317	6,657
Steven Madden Ltd.	3,392	110,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vera Bradley, Inc.*	1,154	$7,374
Wolverine World Wide, Inc.	3,548	52,120

		3,173,946

Total Consumer Discretionary		32,890,168

Consumer Staples (3.5%)
Beverages (0.2%)
Coca-Cola Consolidated, Inc.	210	133,564
Duckhorn Portfolio, Inc. (The)*	1,850	23,995
MGP Ingredients, Inc.	698	74,184
National Beverage Corp.*	1,041	50,332
Primo Water Corp.	6,998	87,755
Vita Coco Co., Inc. (The)*	1,221	32,808
Zevia PBC, Class A*	1,097	4,728

		407,366

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,402	64,703
Chefs’ Warehouse, Inc. (The)*	1,549	55,392
HF Foods Group, Inc.*	1,470	6,894
Ingles Markets, Inc., Class A	627	51,822
Natural Grocers by Vitamin Cottage, Inc.	543	6,657
PriceSmart, Inc.	1,138	84,280
SpartanNash Co.	1,549	34,868
Sprouts Farmers Market, Inc.*	4,670	171,529
United Natural Foods, Inc.*	2,671	52,218
Village Super Market, Inc., Class A	443	10,109
Weis Markets, Inc.	724	46,488

		584,960

Food Products (2.6%)
Alico, Inc.	313	7,969
B&G Foods, Inc.	3,119	43,417
Benson Hill, Inc.*	7,647	9,941
Beyond Meat, Inc. (x)*	2,750	35,695
BRC, Inc., Class A (x)*	1,640	8,462
Calavo Growers, Inc.	802	23,274
Cal-Maine Foods, Inc.	1,686	75,870
Dole plc	3,148	42,561
Forafric Global plc (x)*	233	2,556
Fresh Del Monte Produce, Inc.	1,498	38,514
Glanbia plc (London Stock Exchange)	31,500	465,408
Glanbia plc	225,357	3,371,501
Hain Celestial Group, Inc. (The)*	3,922	49,064
Hostess Brands, Inc., Class A*	5,884	148,983
J & J Snack Foods Corp.	670	106,101
John B Sanfilippo & Son, Inc.	395	46,322
Lancaster Colony Corp.	857	172,334
Limoneira Co. (x)	770	11,981
Maple Leaf Foods, Inc.	99,388	1,941,620
Mission Produce, Inc.*	2,133	25,852
Seneca Foods Corp., Class A*	231	7,549
Simply Good Foods Co. (The)*	3,996	146,214
Sovos Brands, Inc.*	1,747	34,171
SunOpta, Inc.*	4,326	28,941
TreeHouse Foods, Inc.*	2,267	114,211
Utz Brands, Inc.	3,169	51,845
Vital Farms, Inc.*	1,351	16,199
Westrock Coffee Co. (x)*	1,249	13,577

		7,040,132

Household Products (0.1%)
Central Garden & Pet Co.*	411	15,934
Central Garden & Pet Co., Class A*	1,810	65,993
Energizer Holdings, Inc.	3,217	108,027
Oil-Dri Corp. of America	216	12,742
WD-40 Co.	607	114,510

		317,206

Personal Care Products (0.3%)
Beauty Health Co. (The)*	3,950	33,061
BellRing Brands, Inc.*	5,894	215,720
e.l.f. Beauty, Inc.*	2,210	252,448
Edgewell Personal Care Co.	2,293	94,724
Herbalife Ltd.*	4,317	57,157
Inter Parfums, Inc.	808	109,266
Medifast, Inc.	479	44,145
Nature’s Sunshine Products, Inc.*	580	7,917
Nu Skin Enterprises, Inc., Class A	2,166	71,911
Thorne HealthTech, Inc.*	618	2,905
USANA Health Sciences, Inc.*	499	31,457
Waldencast plc, Class A*	882	6,818

		927,529

Tobacco (0.1%)
Ispire Technology, Inc.*	335	3,055
Turning Point Brands, Inc.	754	18,104
Universal Corp.	1,065	53,186
Vector Group Ltd.	6,398	81,958

		156,303

Total Consumer Staples		9,433,496

Energy (6.0%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	6,119	62,720
Atlas Energy Solutions, Inc., Class A (x)	716	12,430
Borr Drilling Ltd.*	10,070	75,827
Bristow Group, Inc., Class A*	1,023	29,391
Cactus, Inc., Class A	2,845	120,400
ChampionX Corp.	8,827	273,990
Core Laboratories, Inc.	2,063	47,965
Diamond Offshore Drilling, Inc.*	4,527	64,464
DMC Global, Inc.*	848	15,060
Dril-Quip, Inc.*	1,476	34,347
Expro Group Holdings NV*	3,916	69,391
Forum Energy Technologies, Inc.*	432	11,055
Helix Energy Solutions Group, Inc.*	6,303	46,516
Helmerich & Payne, Inc.	4,531	160,624
KLX Energy Services Holdings, Inc. (x)*	557	5,420
Liberty Energy, Inc., Class A	7,525	100,609
Mammoth Energy Services, Inc. (x)*	1,025	4,951
Nabors Industries Ltd.*	397	36,933
Newpark Resources, Inc.*	3,801	19,879
NexTier Oilfield Solutions, Inc. (x)*	8,562	76,544
Noble Corp. plc*	4,738	195,727
Oceaneering International, Inc.*	4,408	82,430
Oil States International, Inc.*	2,883	21,536
Patterson-UTI Energy, Inc.	9,126	109,238
ProFrac Holding Corp., Class A*	1,025	11,439
ProPetro Holding Corp.*	4,340	35,762
Ranger Energy Services, Inc., Class A*	683	6,994
RPC, Inc.	3,743	26,762
SEACOR Marine Holdings, Inc. (x)*	1,060	12,116
Seadrill Ltd.*	2,224	91,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Select Water Solutions, Inc., Class A	3,748	$30,359
Solaris Oilfield Infrastructure, Inc., Class A	1,417	11,804
TechnipFMC plc*	178,378	2,964,642
TETRA Technologies, Inc.*	5,358	18,110
Tidewater, Inc.*	2,091	115,925
US Silica Holdings, Inc.*	3,245	39,362
Valaris Ltd.*	2,685	168,967
Weatherford International plc*	3,115	206,898

		5,418,371

Oil, Gas & Consumable Fuels (4.0%)
Amplify Energy Corp.*	1,561	10,568
Arch Resources, Inc.	805	90,772
Ardmore Shipping Corp.	1,943	23,996
Berry Corp.	3,335	22,945
California Resources Corp.	3,264	147,827
Callon Petroleum Co.*	2,696	94,549
Centrus Energy Corp., Class A*	491	15,987
Chord Energy Corp.	1,842	283,300
Civitas Resources, Inc.	3,048	211,440
Clean Energy Fuels Corp.*	7,471	37,056
CNX Resources Corp.*	7,187	127,354
Comstock Resources, Inc. (x)	4,117	47,757
CONSOL Energy, Inc.	1,513	102,597
Crescent Energy Co., Class A (x)	1,618	16,860
Crescent Point Energy Corp.	514,650	3,465,316
CVR Energy, Inc. (x)	1,303	39,038
Delek US Holdings, Inc.	3,060	73,287
Denbury, Inc.*	2,209	190,548
DHT Holdings, Inc.	6,175	52,673
Dorian LPG Ltd.	1,410	36,167
Earthstone Energy, Inc., Class A (x)*	2,514	35,925
Empire Petroleum Corp.*	321	2,921
Encore Energy Corp.*	6,229	15,012
Energy Fuels, Inc.*	6,894	43,019
Enviva, Inc.	1,377	14,940
Equitrans Midstream Corp.	19,227	183,810
Evolution Petroleum Corp. (x)	1,387	11,193
Excelerate Energy, Inc., Class A	818	16,630
FLEX LNG Ltd.	1,311	40,025
Gevo, Inc. (x)*	10,286	15,635
Golar LNG Ltd.	4,420	89,151
Granite Ridge Resources, Inc. (x)	1,143	7,578
Green Plains, Inc.*	85,368	2,752,264
Gulfport Energy Corp.*	442	46,441
Hallador Energy Co.*	1,005	8,613
HighPeak Energy, Inc. (x)	468	5,092
International Seaways, Inc.	1,788	68,373
Kinetik Holdings, Inc., Class A	761	26,742
Kosmos Energy Ltd.*	19,899	119,195
Magnolia Oil & Gas Corp., Class A	8,071	168,684
Matador Resources Co.	4,988	260,972
Murphy Oil Corp.	6,542	250,559
NACCO Industries, Inc., Class A	181	6,273
NextDecade Corp. (x)*	1,444	11,855
Nordic American Tankers Ltd.	8,979	32,953
Northern Oil and Gas, Inc.	3,307	113,496
Overseas Shipholding Group, Inc., Class A*	2,539	10,588
Par Pacific Holdings, Inc.*	2,432	64,716
PBF Energy, Inc., Class A	5,218	213,625
Peabody Energy Corp.	5,485	118,805
Permian Resources Corp., Class A	11,189	122,631
PrimeEnergy Resources Corp.*	33	3,037
REX American Resources Corp.*	694	24,158
Riley Exploration Permian, Inc.	507	18,110
Ring Energy, Inc.*	5,276	9,022
SandRidge Energy, Inc.	1,082	16,501
Scorpio Tankers, Inc.	2,319	109,526
SFL Corp. Ltd.	5,116	47,732
SilverBow Resources, Inc. (x)*	778	22,655
Sitio Royalties Corp., Class A (x)	3,552	93,311
SM Energy Co.	5,338	168,841
Talos Energy, Inc.*	4,921	68,254
Teekay Corp.*	3,020	18,241
Teekay Tankers Ltd., Class A	1,052	40,218
Tellurian, Inc. (x)*	22,991	32,417
Uranium Energy Corp. (x)*	16,166	54,964
VAALCO Energy, Inc. (x)	4,734	17,800
Verde Clean Fuels, Inc. (x)*	189	1,230
Vertex Energy, Inc. (x)*	2,970	18,562
Vital Energy, Inc.*	726	32,779
Vitesse Energy, Inc.	1,103	24,707
W&T Offshore, Inc.*	4,166	16,122
World Kinect Corp.	2,685	55,526

		10,861,466

Total Energy		16,279,837

Financials (14.8%)
Banks (8.5%)
1st Source Corp.	734	30,777
ACNB Corp.	366	12,140
Amalgamated Financial Corp.	717	11,537
Amerant Bancorp, Inc., Class A	1,222	21,006
American National Bankshares, Inc.	454	13,157
Ameris Bancorp	2,898	99,141
Ames National Corp. (x)	379	6,833
Arrow Financial Corp.	620	12,487
Associated Banc-Corp.	6,663	108,140
Atlantic Union Bankshares Corp.	15,984	414,785
Axos Financial, Inc.*	2,510	98,994
Banc of California, Inc.	2,360	27,329
BancFirst Corp.	970	89,240
Bancorp, Inc. (The)*	2,390	78,034
Bank First Corp. (x)	411	34,195
Bank of Hawaii Corp.	931	38,385
Bank of Marin Bancorp	690	12,192
Bank of NT Butterfield & Son Ltd. (The)	2,165	59,234
Bank7 Corp.	164	4,023
BankUnited, Inc.	3,308	71,287
Bankwell Financial Group, Inc.	248	6,046
Banner Corp.	1,497	65,374
Bar Harbor Bankshares	647	15,942
BayCom Corp.	490	8,173
BCB Bancorp, Inc.	663	7,784
Berkshire Hills Bancorp, Inc.	1,901	39,408
Blue Foundry Bancorp*	1,112	11,242
Blue Ridge Bankshares, Inc.	902	7,983
Bridgewater Bancshares, Inc.*	891	8,776
Brookline Bancorp, Inc.	3,663	32,015
Burke & Herbert Financial Services Corp. (x)	283	18,169
Business First Bancshares, Inc.	1,063	16,019
Byline Bancorp, Inc.	1,076	19,465
C&F Financial Corp. (x)	144	7,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Bank	8,023	$157,572
Cambridge Bancorp (x)	335	18,194
Camden National Corp. (x)	25,958	803,919
Capital Bancorp, Inc.	398	7,204
Capital City Bank Group, Inc.	592	18,139
Capitol Federal Financial, Inc.	5,715	35,262
Capstar Financial Holdings, Inc.	1,086	13,325
Carter Bankshares, Inc.*	1,137	16,816
Cathay General Bancorp	3,148	101,334
Central Pacific Financial Corp.	1,189	18,679
Central Valley Community Bancorp	439	6,783
Chemung Financial Corp.	154	5,915
ChoiceOne Financial Services, Inc. (x)	307	7,061
Citizens & Northern Corp.	660	12,738
Citizens Financial Services, Inc. (x)	191	14,224
City Holding Co.	589	53,004
Civista Bancshares, Inc.	703	12,232
CNB Financial Corp.	889	15,691
Coastal Financial Corp.*	492	18,524
Codorus Valley Bancorp, Inc.	422	8,275
Colony Bankcorp, Inc.	628	5,916
Columbia Banking System, Inc.	138,028	2,799,208
Columbia Financial, Inc.*	1,480	25,589
Community Bank System, Inc.	2,360	110,637
Community Financial Corp. (The) (x)	226	6,122
Community Trust Bancorp, Inc.	691	24,579
ConnectOne Bancorp, Inc.	1,641	27,224
CrossFirst Bankshares, Inc.*	1,967	19,670
Customers Bancorp, Inc.*	1,336	40,427
CVB Financial Corp.	5,838	77,529
Dime Community Bancshares, Inc.	1,539	27,133
Eagle Bancorp, Inc.	1,373	29,053
Eastern Bankshares, Inc.	6,790	83,313
Enterprise Bancorp, Inc.	461	13,341
Enterprise Financial Services Corp.	1,592	62,247
Equity Bancshares, Inc., Class A	651	14,830
Esquire Financial Holdings, Inc.	310	14,179
ESSA Bancorp, Inc.	382	5,711
Evans Bancorp, Inc.	230	5,734
Farmers & Merchants Bancorp, Inc.	598	13,461
Farmers National Banc Corp. (x)	1,622	20,064
FB Financial Corp.	1,615	45,301
Fidelity D&D Bancorp, Inc.	205	9,961
Financial Institutions, Inc.	674	10,609
First Bancorp (Nasdaq Stock Exchange)	15,559	462,880
First Bancorp (New York Stock Exchange)	7,777	95,035
First Bancorp, Inc. (The)	426	10,369
First Bancshares, Inc. (The)	1,335	34,496
First Bank	634	6,581
First Busey Corp.	2,329	46,813
First Business Financial Services, Inc.	442	13,035
First Commonwealth Financial Corp.	13,173	166,638
First Community Bankshares, Inc.	776	23,070
First Community Corp.	324	5,625
First Financial Bancorp	4,087	83,538
First Financial Bankshares, Inc.	5,728	163,191
First Financial Corp.	500	16,235
First Foundation, Inc.	2,239	8,889
First Interstate BancSystem, Inc., Class A	82,895	1,976,217
First Merchants Corp.	2,602	73,454
First Mid Bancshares, Inc.	826	19,940
First of Long Island Corp. (The)	1,043	12,537
First Western Financial, Inc.*	305	5,673
Five Star Bancorp	600	13,422
Flushing Financial Corp.	1,245	15,301
FS Bancorp, Inc. (x)	292	8,780
Fulton Financial Corp.	7,150	85,228
FVCBankcorp, Inc.*	705	7,593
German American Bancorp, Inc.	26,384	717,117
Glacier Bancorp, Inc.	4,899	152,702
Great Southern Bancorp, Inc. (x)	408	20,698
Greene County Bancorp, Inc. (x)	298	8,880
Guaranty Bancshares, Inc.	372	10,074
Hancock Whitney Corp.	3,800	145,844
Hanmi Financial Corp.	1,363	20,350
HarborOne Bancorp, Inc.	1,916	16,631
HBT Financial, Inc.	612	11,285
Heartland Financial USA, Inc.	1,853	51,643
Heritage Commerce Corp.	2,572	21,296
Heritage Financial Corp.	1,554	25,128
Hilltop Holdings, Inc.	2,217	69,747
Hingham Institution For Savings (The) (x)	69	14,709
Home Bancorp, Inc.	320	10,627
Home BancShares, Inc.	8,398	191,474
HomeStreet, Inc.	815	4,825
HomeTrust Bancshares, Inc.	760	15,876
Hope Bancorp, Inc.	5,214	43,902
Horizon Bancorp, Inc.	1,898	19,758
Independent Bank Corp.	881	14,942
Independent Bank Corp./MA	2,031	90,400
Independent Bank Group, Inc.	1,567	54,109
International Bancshares Corp.	2,362	104,400
John Marshall Bancorp, Inc. (x)	548	11,009
Kearny Financial Corp.	2,604	18,358
Lakeland Bancorp, Inc.	2,808	37,599
Lakeland Financial Corp.	1,082	52,499
LCNB Corp.	465	6,863
Live Oak Bancshares, Inc.	1,443	37,965
Luther Burbank Corp.	812	7,243
Macatawa Bank Corp.	1,333	12,370
MainStreet Bancshares, Inc. (x)	306	6,934
Mercantile Bank Corp.	674	18,616
Metrocity Bankshares, Inc.	817	14,616
Metropolitan Bank Holding Corp.*	475	16,497
Mid Penn Bancorp, Inc.	683	15,081
Middlefield Banc Corp. (x)	346	9,273
Midland States Bancorp, Inc.	927	18,457
MidWestOne Financial Group, Inc.	681	14,553
MVB Financial Corp.	499	10,519
National Bank Holdings Corp., Class A	1,239	35,981
National Bankshares, Inc. (x)	254	7,414
NBT Bancorp, Inc.	1,869	59,528
Nicolet Bankshares, Inc.	566	38,437
Northeast Bank	341	14,209
Northeast Community Bancorp, Inc. (x)	589	8,764
Northfield Bancorp, Inc.	1,870	20,533
Northwest Bancshares, Inc.	5,320	56,392
Norwood Financial Corp. (x)	325	9,597
Oak Valley Bancorp (x)	296	7,456
OceanFirst Financial Corp.	2,619	40,909
OFG Bancorp	2,040	53,203
Old National Bancorp	12,926	180,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Old Second Bancorp, Inc.	1,855	$24,226
Orange County Bancorp, Inc. (x)	225	8,325
Origin Bancorp, Inc.	1,284	37,621
Orrstown Financial Services, Inc.	498	9,537
Pacific Premier Bancorp, Inc.	4,143	85,677
PacWest Bancorp (x)	5,278	43,016
Park National Corp.	628	64,257
Parke Bancorp, Inc.	460	7,815
Pathward Financial, Inc.	1,257	58,275
PCB Bancorp	419	6,163
Peapack-Gladstone Financial Corp.	773	20,933
Penns Woods Bancorp, Inc. (x)	301	7,534
Peoples Bancorp, Inc. (x)	39,609	1,051,619
Peoples Financial Services Corp.	336	14,713
Pioneer Bancorp, Inc.*	663	5,934
Plumas Bancorp (x)	241	8,601
Ponce Financial Group, Inc. (x)*	900	7,821
Preferred Bank	517	28,430
Premier Financial Corp.	1,598	25,600
Primis Financial Corp.	828	6,972
Princeton Bancorp, Inc.	224	6,120
Provident Financial Services, Inc.	3,201	52,304
QCR Holdings, Inc.	698	28,639
RBB Bancorp	640	7,642
Red River Bancshares, Inc.	191	9,386
Renasant Corp.	2,317	60,543
Republic Bancorp, Inc., Class A	381	16,193
S&T Bancorp, Inc.	1,700	46,223
Sandy Spring Bancorp, Inc.	1,926	43,682
Seacoast Banking Corp. of Florida	32,319	714,250
ServisFirst Bancshares, Inc.	2,242	91,743
Shore Bancshares, Inc.	929	10,739
Sierra Bancorp	601	10,199
Simmons First National Corp., Class A	5,324	91,839
SmartFinancial, Inc.	712	15,315
South Plains Financial, Inc.	529	11,908
Southern First Bancshares, Inc.*	332	8,217
Southern Missouri Bancorp, Inc.	384	14,765
Southern States Bancshares, Inc. (x)	330	6,963
Southside Bancshares, Inc.	1,398	36,572
SouthState Corp.	43,780	2,880,724
Stellar Bancorp, Inc.	2,143	49,053
Sterling Bancorp, Inc.*	817	4,469
Stock Yards Bancorp, Inc.	1,195	54,217
Summit Financial Group, Inc.	487	10,061
Texas Capital Bancshares, Inc.*	2,181	112,322
Third Coast Bancshares, Inc.*	538	8,538
Timberland Bancorp, Inc.	332	8,493
Tompkins Financial Corp.	610	33,977
Towne Bank	3,147	73,136
TriCo Bancshares	33,116	1,099,451
Triumph Financial, Inc.*	1,023	62,117
TrustCo Bank Corp.	821	23,489
Trustmark Corp.	2,709	57,214
UMB Financial Corp.	1,941	118,207
United Bankshares, Inc.	5,755	170,751
United Community Banks, Inc.	4,655	116,328
Unity Bancorp, Inc.	314	7,407
Univest Financial Corp.	1,301	23,522
USCB Financial Holdings, Inc.*	400	4,080
Valley National Bancorp	18,988	147,157
Veritex Holdings, Inc.	2,280	40,880
Virginia National Bankshares Corp.	208	6,687
Washington Federal, Inc.	2,990	79,295
Washington Trust Bancorp, Inc.	748	20,054
WesBanco, Inc.	2,509	64,255
West Bancorp, Inc.	709	13,053
Westamerica Bancorp	1,098	42,053
WSFS Financial Corp.	64,055	2,416,155

		22,929,250

Capital Markets (0.6%)
AlTi Global, Inc. (x)*	925	7,085
Artisan Partners Asset Management, Inc., Class A (x)	2,631	103,425
AssetMark Financial Holdings, Inc.*	943	27,969
Avantax, Inc.*	1,732	38,762
B Riley Financial, Inc. (x)	915	42,072
Bakkt Holdings, Inc.*	2,626	3,230
BGC Partners, Inc., Class A	13,804	61,152
Brightsphere Investment Group, Inc.	1,415	29,644
Cohen & Steers, Inc.	1,145	66,399
Diamond Hill Investment Group, Inc.	126	21,584
Donnelley Financial Solutions, Inc.*	1,155	52,587
Focus Financial Partners, Inc., Class A*	2,586	135,791
Forge Global Holdings, Inc. (x)*	4,833	11,744
GCM Grosvenor, Inc., Class A	1,800	13,572
Hamilton Lane, Inc., Class A	1,608	128,608
MarketWise, Inc.	1,394	2,788
Moelis & Co., Class A	2,809	127,360
Open Lending Corp.*	4,629	48,651
P10, Inc., Class A (x)	2,046	23,120
Patria Investments Ltd., Class A	2,393	34,220
Perella Weinberg Partners, Class A	1,875	15,619
Piper Sandler Cos.	766	99,013
PJT Partners, Inc., Class A	1,071	74,584
Sculptor Capital Management, Inc., Class A	1,211	10,693
Silvercrest Asset Management Group, Inc., Class A	360	7,290
StepStone Group, Inc., Class A	2,425	60,164
StoneX Group, Inc.*	786	65,301
Value Line, Inc.	34	1,561
Victory Capital Holdings, Inc., Class A	1,219	38,447
Virtus Investment Partners, Inc.	306	60,426
WisdomTree, Inc.	5,997	41,139

		1,454,000

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	220	9,242
Bread Financial Holdings, Inc.	28,258	887,019
Consumer Portfolio Services, Inc.*	337	3,933
Encore Capital Group, Inc.*	1,014	49,301
Enova International, Inc.*	1,356	72,031
FirstCash Holdings, Inc.	1,660	154,928
Green Dot Corp., Class A*	2,059	38,586
LendingClub Corp.*	4,624	45,084
LendingTree, Inc.*	474	10,480
Navient Corp.	4,073	75,676
Nelnet, Inc., Class A	631	60,879
NerdWallet, Inc., Class A*	1,506	14,171
OppFi, Inc. (x)*	606	1,236
PRA Group, Inc.*	1,687	38,548
PROG Holdings, Inc.*	2,038	65,460
Regional Management Corp.	354	10,797

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Upstart Holdings, Inc. (x)*	3,172	$113,589
World Acceptance Corp.*	172	23,050

		1,674,010

Financial Services (0.8%)
Acacia Research Corp. (x)*	1,672	6,956
Alerus Financial Corp.	801	14,402
A-Mark Precious Metals, Inc.	810	30,322
AvidXchange Holdings, Inc.*	6,537	67,854
Banco Latinoamericano de Comercio Exterior SA, Class E	1,193	26,318
Cannae Holdings, Inc.*	3,150	63,662
Cantaloupe, Inc.*	2,520	20,059
Cass Information Systems, Inc.	589	22,841
Compass Diversified Holdings	2,729	59,192
Enact Holdings, Inc.	1,324	33,272
Essent Group Ltd.	4,644	217,339
Evertec, Inc.	2,876	105,923
Federal Agricultural Mortgage Corp., Class C	399	57,352
Finance of America Cos., Inc., Class A*	1,728	3,300
Flywire Corp.*	4,228	131,237
Home Point Capital, Inc.*	743	1,724
I3 Verticals, Inc., Class A*	972	22,220
International Money Express, Inc.*	1,371	33,631
Jackson Financial, Inc., Class A	3,582	109,645
Marqeta, Inc., Class A*	21,569	105,041
Merchants Bancorp	742	18,980
Mr Cooper Group, Inc.*	2,934	148,578
NewtekOne, Inc. (x)	1,025	16,298
NMI Holdings, Inc., Class A*	3,619	93,443
Ocwen Financial Corp.*	283	8,482
Pagseguro Digital Ltd., Class A*	8,739	82,496
Payoneer Global, Inc.*	11,370	54,690
Paysafe Ltd.*	1,428	14,409
Paysign, Inc.*	1,436	3,518
PennyMac Financial Services, Inc.‡	1,172	82,403
Priority Technology Holdings, Inc.*	1,212	4,387
Radian Group, Inc.	6,940	175,443
Remitly Global, Inc.*	3,711	69,841
Repay Holdings Corp., Class A*	3,836	30,036
Security National Financial Corp., Class A*	523	4,639
StoneCo Ltd., Class A*	12,811	163,212
SWK Holdings Corp.*	160	2,678
Velocity Financial, Inc.*	446	5,142
Walker & Dunlop, Inc.	1,400	110,726
Waterstone Financial, Inc.	828	11,998

		2,233,689

Insurance (3.8%)
Ambac Financial Group, Inc.*	1,953	27,811
American Equity Investment Life Holding Co.	3,422	178,320
AMERISAFE, Inc.	842	44,895
Argo Group International Holdings Ltd.	1,444	42,757
BRP Group, Inc., Class A*	2,808	69,582
CNO Financial Group, Inc.	107,958	2,555,366
Crawford & Co., Class A	681	7,552
Donegal Group, Inc., Class A	676	9,755
eHealth, Inc.*	1,302	10,468
Employers Holdings, Inc.	1,190	44,518
Enstar Group Ltd.*	525	128,226
F&G Annuities & Life, Inc.	824	20,419
Genworth Financial, Inc., Class A*	21,072	105,360
GoHealth, Inc., Class A (x)*	172	3,390
Goosehead Insurance, Inc., Class A*	948	59,620
Greenlight Capital Re Ltd., Class A*	1,144	12,052
Hanover Insurance Group, Inc. (The)	35,766	4,042,631
HCI Group, Inc.	281	17,360
Hippo Holdings, Inc.*	701	11,588
Horace Mann Educators Corp.	60,864	1,805,226
Investors Title Co.	68	9,928
James River Group Holdings Ltd.	1,688	30,823
Kingsway Financial Services, Inc.*	468	3,814
Lemonade, Inc. (x)*	2,231	37,592
Maiden Holdings Ltd. (x)*	3,993	8,385
MBIA, Inc.*	2,199	18,999
Mercury General Corp.	1,171	35,446
National Western Life Group, Inc., Class A	103	42,803
NI Holdings, Inc.*	446	6,623
Oscar Health, Inc., Class A*	6,804	54,840
Palomar Holdings, Inc.*	1,063	61,697
ProAssurance Corp.	2,407	36,322
Safety Insurance Group, Inc.	623	44,682
Selective Insurance Group, Inc.	5,801	556,606
Selectquote, Inc.*	6,174	12,039
SiriusPoint Ltd.*	4,242	38,305
Skyward Specialty Insurance Group, Inc.*	468	11,887
Stewart Information Services Corp.	1,176	48,381
Tiptree, Inc., Class A	1,181	17,727
Trupanion, Inc.*	1,807	35,562
United Fire Group, Inc.	1,007	22,819
United Insurance Holdings Corp.*	862	3,844
Universal Insurance Holdings, Inc.	1,130	17,436

		10,353,456

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)	711	8,852
Angel Oak Mortgage REIT, Inc. (REIT)	418	3,444
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,264	70,908
Arbor Realty Trust, Inc. (REIT)	7,279	107,875
Ares Commercial Real Estate Corp. (REIT) (x)	2,247	22,807
ARMOUR Residential REIT, Inc. (REIT) (x)	8,634	46,019
Blackstone Mortgage Trust, Inc. (REIT), Class A	7,696	160,154
BrightSpire Capital, Inc. (REIT), Class A	5,670	38,159
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	10,908
Chimera Investment Corp. (REIT)	10,437	60,221
Claros Mortgage Trust, Inc. (REIT)	4,116	46,675
Dynex Capital, Inc. (REIT) (x)	2,379	29,952
Ellington Financial, Inc. (REIT)	2,874	39,661
Franklin BSP Realty Trust, Inc. (REIT)	3,632	51,429
Granite Point Mortgage Trust, Inc. (REIT)	2,040	10,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	4,554	$113,850
Invesco Mortgage Capital, Inc. (REIT) (x)	1,846	21,174
KKR Real Estate Finance Trust, Inc. (REIT)	2,592	31,545
Ladder Capital Corp. (REIT), Class A	5,007	54,326
MFA Financial, Inc. (REIT)	4,524	50,850
New York Mortgage Trust, Inc. (REIT)	4,092	40,593
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,488
Orchid Island Capital, Inc. (REIT) (x)	1,732	17,926
PennyMac Mortgage Investment Trust (REIT)‡	3,895	52,505
Ready Capital Corp. (REIT) (x)	7,050	79,524
Redwood Trust, Inc. (REIT)	4,960	31,595
TPG RE Finance Trust, Inc. (REIT)	3,038	22,512
Two Harbors Investment Corp. (REIT)	4,373	60,697

		1,290,461

Total Financials		39,934,866

Health Care (9.2%)
Biotechnology (2.9%)
2seventy bio, Inc.*	2,209	22,355
4D Molecular Therapeutics, Inc.*	1,344	24,286
89bio, Inc. (x)*	2,719	51,525
Aadi Bioscience, Inc. (x)*	628	4,296
ACADIA Pharmaceuticals, Inc.*	5,298	126,887
Acrivon Therapeutics, Inc.*	390	5,054
Actinium Pharmaceuticals, Inc.*	1,144	8,488
Adicet Bio, Inc. (x)*	1,278	3,106
ADMA Biologics, Inc.*	9,445	34,852
Aerovate Therapeutics, Inc. (x)*	447	7,666
Agenus, Inc.*	15,088	24,141
Agios Pharmaceuticals, Inc.*	2,441	69,129
Akero Therapeutics, Inc.*	1,976	92,259
Aldeyra Therapeutics, Inc.*	2,048	17,183
Alector, Inc.*	2,785	16,738
Alkermes plc*	7,298	228,427
Allakos, Inc. (x)*	2,924	12,749
Allogene Therapeutics, Inc.*	3,696	18,369
Allovir, Inc.*	1,843	6,266
Alpine Immune Sciences, Inc. (x)*	1,396	14,351
Altimmune, Inc.*	2,174	7,674
ALX Oncology Holdings, Inc.*	878	6,594
Amicus Therapeutics, Inc.*	12,334	154,915
AnaptysBio, Inc.*	857	17,431
Anavex Life Sciences Corp. (x)*	3,227	26,236
Anika Therapeutics, Inc.*	595	15,458
Annexon, Inc.*	2,008	7,068
Arbutus Biopharma Corp.*	5,006	11,514
Arcellx, Inc.*	1,669	52,774
Arcturus Therapeutics Holdings, Inc.*	1,026	29,426
Arcus Biosciences, Inc.*	2,263	45,962
Arcutis Biotherapeutics, Inc. (x)*	2,262	21,557
Ardelyx, Inc.*	9,368	31,758
Arrowhead Pharmaceuticals, Inc.*	4,536	161,754
ARS Pharmaceuticals, Inc.*	1,067	7,149
Astria Therapeutics, Inc.*	1,124	9,363
Atara Biotherapeutics, Inc.*	4,399	7,082
Aura Biosciences, Inc.*	1,208	14,919
Aurinia Pharmaceuticals, Inc.*	6,020	58,274
Avid Bioservices, Inc.*	2,730	38,138
Avidity Biosciences, Inc.*	3,109	34,479
Avita Medical, Inc. (x)*	1,106	18,813
Beam Therapeutics, Inc. (x)*	3,006	95,982
BioAtla, Inc.*	1,946	5,838
BioCryst Pharmaceuticals, Inc. (x)*	8,174	57,545
Biohaven Ltd.*	2,768	66,211
Biomea Fusion, Inc. (x)*	874	19,184
BioVie, Inc., Class A*	475	2,047
Bioxcel Therapeutics, Inc.*	843	5,614
Bluebird Bio, Inc. (x)*	4,707	15,486
Blueprint Medicines Corp.*	2,675	169,060
Bridgebio Pharma, Inc.*	5,037	86,636
Cabaletta Bio, Inc.*	1,125	14,524
CareDx, Inc.*	2,173	18,471
Caribou Biosciences, Inc.*	2,437	10,357
Carisma Therapeutics, Inc. (x)	1,173	10,287
Catalyst Pharmaceuticals, Inc.*	4,323	58,101
Celcuity, Inc. (x)*	758	8,323
Celldex Therapeutics, Inc.*	2,044	69,353
Century Therapeutics, Inc. (x)*	830	2,623
Cerevel Therapeutics Holdings, Inc. (x)*	2,722	86,532
Chinook Therapeutics, Inc.*	2,552	98,048
Cogent Biosciences, Inc.*	3,033	35,911
Coherus Biosciences, Inc.*	3,363	14,360
Compass Therapeutics, Inc.*	4,014	12,765
Crinetics Pharmaceuticals, Inc.*	2,376	42,816
Cue Biopharma, Inc.*	1,520	5,548
Cullinan Oncology, Inc.*	1,263	13,590
Cytokinetics, Inc.*	4,097	133,644
Day One Biopharmaceuticals, Inc.*	2,165	25,850
Deciphera Pharmaceuticals, Inc.*	2,331	32,820
Denali Therapeutics, Inc.*	5,197	153,363
Design Therapeutics, Inc.*	1,620	10,206
Disc Medicine, Inc. (x)*	340	15,096
Dynavax Technologies Corp.*	5,701	73,657
Dyne Therapeutics, Inc.*	1,869	21,026
Eagle Pharmaceuticals, Inc.*	428	8,320
Editas Medicine, Inc., Class A*	3,056	25,151
Emergent BioSolutions, Inc.*	2,321	17,059
Enanta Pharmaceuticals, Inc.*	867	18,554
Entrada Therapeutics, Inc. (x)*	941	14,247
EQRx, Inc. (x)*	14,035	26,105
Erasca, Inc.*	3,549	9,795
Fate Therapeutics, Inc.*	3,704	17,631
Fennec Pharmaceuticals, Inc. (x)*	798	7,046
FibroGen, Inc.*	3,999	10,797
Foghorn Therapeutics, Inc.*	1,017	7,160
Genelux Corp. (x)*	122	3,992
Generation Bio Co.*	2,252	12,386
Geron Corp.*	21,905	70,315
Graphite Bio, Inc.*	1,233	3,206
Gritstone bio, Inc.*	3,860	7,527
Halozyme Therapeutics, Inc.*	5,869	211,695
Heron Therapeutics, Inc. (x)*	4,710	5,464
HilleVax, Inc.*	934	16,055
Humacyte, Inc.*	2,590	7,407
Icosavax, Inc.*	1,211	12,025
Ideaya Biosciences, Inc.*	2,388	56,118
IGM Biosciences, Inc. (x)*	420	3,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Immuneering Corp., Class A(x)*	892	$9,045
ImmunityBio, Inc.*	4,849	13,480
ImmunoGen, Inc.*	10,675	201,437
Immunovant, Inc.*	2,373	45,016
Inhibrx, Inc. (x)*	1,511	39,226
Inozyme Pharma, Inc. (x)*	1,489	8,294
Insmed, Inc.*	5,957	125,693
Intellia Therapeutics, Inc.*	3,881	158,267
Intercept Pharmaceuticals, Inc.*	1,071	11,845
Iovance Biotherapeutics, Inc.*	9,151	64,423
Ironwood Pharmaceuticals, Inc., Class A*	6,023	64,085
iTeos Therapeutics, Inc.*	1,003	13,280
IVERIC bio, Inc.*	6,077	239,069
Janux Therapeutics, Inc.*	850	10,090
KalVista Pharmaceuticals, Inc.*	967	8,703
Karyopharm Therapeutics, Inc.*	4,982	8,918
Keros Therapeutics, Inc.*	990	39,778
Kezar Life Sciences, Inc. (x)*	3,139	7,691
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	18,473
Kodiak Sciences, Inc.*	1,618	11,164
Krystal Biotech, Inc.*	956	112,234
Kura Oncology, Inc.*	2,864	30,301
Kymera Therapeutics, Inc.*	1,666	38,301
Larimar Therapeutics, Inc.*	1,128	3,531
Lexicon Pharmaceuticals, Inc. (x)*	3,530	8,084
Lineage Cell Therapeutics, Inc.*	5,676	8,003
Lyell Immunopharma, Inc.*	7,999	25,437
MacroGenics, Inc.*	2,811	15,039
Madrigal Pharmaceuticals, Inc.*	599	138,369
MannKind Corp.*	11,218	45,657
MeiraGTx Holdings plc*	1,434	9,636
Merrimack Pharmaceuticals, Inc.*	461	5,670
Mersana Therapeutics, Inc.*	4,031	13,262
MiMedx Group, Inc.*	4,972	32,865
Mineralys Therapeutics, Inc.*	546	9,309
Mirum Pharmaceuticals, Inc. (x)*	1,176	30,423
Monte Rosa Therapeutics, Inc.*	1,384	9,480
Morphic Holding, Inc.*	1,339	76,765
Myriad Genetics, Inc.*	3,555	82,405
Nkarta, Inc.*	1,445	3,165
Novavax, Inc. (x)*	3,830	28,457
Nurix Therapeutics, Inc.*	1,995	19,930
Nuvalent, Inc., Class A*	1,055	44,489
Nuvectis Pharma, Inc.*	301	4,807
Ocean Biomedical, Inc. (x)*	382	2,296
Olema Pharmaceuticals, Inc. (x)*	1,181	10,664
Omega Therapeutics, Inc. (x)*	1,072	6,003
Organogenesis Holdings, Inc., Class A*	3,327	11,046
ORIC Pharmaceuticals, Inc. (x)*	1,717	13,324
Outlook Therapeutics, Inc.*	6,823	11,872
Ovid therapeutics, Inc.*	2,623	8,603
PDS Biotechnology Corp. (x)*	1,230	6,187
PepGen, Inc.*	662	5,918
PMV Pharmaceuticals, Inc.*	1,661	10,398
Point Biopharma Global, Inc. (x)*	4,041	36,611
Poseida Therapeutics, Inc., Class A (x)*	2,989	5,261
Precigen, Inc. (x)*	4,932	5,672
Prelude Therapeutics, Inc.*	436	1,962
Prime Medicine, Inc. (x)*	1,740	25,491
ProKidney Corp., Class A (x)*	2,714	30,370
Protagonist Therapeutics, Inc.*	2,384	65,846
Protalix BioTherapeutics, Inc. (x)*	2,470	4,940
Prothena Corp. plc*	1,823	124,474
PTC Therapeutics, Inc.*	3,116	126,728
Rallybio Corp. (x)*	1,345	7,613
RAPT Therapeutics, Inc. (x)*	1,299	24,291
Recursion Pharmaceuticals, Inc., Class A*	6,022	44,984
REGENXBIO, Inc.*	1,819	36,362
Relay Therapeutics, Inc.*	3,906	49,059
Reneo Pharmaceuticals, Inc.*	426	2,795
Replimune Group, Inc.*	1,792	41,610
REVOLUTION Medicines, Inc.*	4,461	119,332
Rhythm Pharmaceuticals, Inc.*	2,260	37,267
Rigel Pharmaceuticals, Inc.*	8,187	10,561
Rocket Pharmaceuticals, Inc.*	2,577	51,205
Sage Therapeutics, Inc.*	2,325	109,322
Sana Biotechnology, Inc.*	3,922	23,375
Sangamo Therapeutics, Inc.*	5,898	7,667
Savara, Inc.*	3,353	10,713
Scholar Rock Holding Corp.*	1,248	9,410
Selecta Biosciences, Inc. (x)*	5,108	5,721
Seres Therapeutics, Inc. (x)*	4,279	20,496
SpringWorks Therapeutics, Inc. (x)*	2,563	67,202
Stoke Therapeutics, Inc.*	1,213	12,894
Summit Therapeutics, Inc. (x)*	5,097	12,793
Sutro Biopharma, Inc.*	2,646	12,304
Syndax Pharmaceuticals, Inc.*	2,898	60,655
Tango Therapeutics, Inc.*	2,052	6,813
Tenaya Therapeutics, Inc.*	2,013	11,816
TG Therapeutics, Inc.*	6,036	149,934
Travere Therapeutics, Inc.*	3,204	49,213
Twist Bioscience Corp.*	2,462	50,373
Tyra Biosciences, Inc. (x)*	585	9,963
UroGen Pharma Ltd.*	861	8,911
Vanda Pharmaceuticals, Inc.*	2,430	16,014
Vaxcyte, Inc.*	4,044	201,957
Vaxxinity, Inc., Class A*	1,875	4,725
VBI Vaccines, Inc.*	1	3
Vera Therapeutics, Inc., Class A (x)*	1,487	23,866
Veracyte, Inc.*	3,158	80,434
Vericel Corp.*	2,095	78,709
Verve Therapeutics, Inc.*	2,231	41,831
Vigil Neuroscience, Inc. (x)*	707	6,646
Viking Therapeutics, Inc.*	4,229	68,552
Vir Biotechnology, Inc.*	3,684	90,369
Viridian Therapeutics, Inc.*	1,856	44,154
Vor BioPharma, Inc.*	1,657	5,120
Voyager Therapeutics, Inc.*	1,397	15,996
X4 Pharmaceuticals, Inc.*	5,415	10,505
Xencor, Inc.*	2,530	63,174
XOMA Corp. (x)*	322	6,083
Y-mAbs Therapeutics, Inc.*	1,785	12,120
Zentalis Pharmaceuticals, Inc.*	2,161	60,962
Zura Bio Ltd., Class A*	334	2,739
Zymeworks, Inc. (x)*	2,348	20,287

		7,955,433

Health Care Equipment & Supplies (4.0%)
Accuray, Inc. (x)*	4,103	15,879
Alphatec Holdings, Inc.*	3,390	60,952
AngioDynamics, Inc.*	1,726	18,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Artivion, Inc.*	1,705	$29,309
AtriCure, Inc.*	2,027	100,053
Atrion Corp.	59	33,376
Avanos Medical, Inc.*	2,040	52,142
Axogen, Inc.*	1,775	16,206
Axonics, Inc.*	2,146	108,309
Beyond Air, Inc. (x)*	1,127	4,801
Butterfly Network, Inc.*	6,008	13,818
Cerus Corp.*	7,555	18,585
ClearPoint Neuro, Inc.*	1,008	7,298
CONMED Corp.	1,349	183,316
Cutera, Inc.*	745	11,272
CVRx, Inc.*	489	7,550
Embecta Corp.	2,565	55,404
Envista Holdings Corp.*	113,490	3,840,502
Figs, Inc., Class A*	5,678	46,957
Glaukos Corp.*	2,062	146,835
Haemonetics Corp.*	2,209	188,074
Inari Medical, Inc.*	2,280	132,559
Inmode Ltd. (x)*	3,408	127,289
Inogen, Inc.*	950	10,973
Integer Holdings Corp.*	37,333	3,308,077
iRadimed Corp.	315	15,038
iRhythm Technologies, Inc.*	1,350	140,832
KORU Medical Systems, Inc.*	1,538	5,306
Lantheus Holdings, Inc.*	3,011	252,683
LeMaitre Vascular, Inc.	853	57,390
LivaNova plc*	2,366	121,683
Merit Medical Systems, Inc.*	2,502	209,267
Nano-X Imaging Ltd.*	2,131	33,009
Neogen Corp.*	9,562	207,974
Nevro Corp.*	1,547	39,325
NuVasive, Inc.*	2,307	95,948
Omnicell, Inc.*	1,975	145,498
OraSure Technologies, Inc.*	3,262	16,343
Orchestra BioMed Holdings, Inc. (x)*	184	1,288
Orthofix Medical, Inc.*	1,594	28,788
OrthoPediatrics Corp.*	698	30,607
Outset Medical, Inc. (x)*	2,135	46,692
Paragon 28, Inc.*	2,054	36,438
PROCEPT BioRobotics Corp. (x)*	1,588	56,136
Pulmonx Corp.*	1,522	19,953
Pulse Biosciences, Inc. (x)*	710	5,105
RxSight, Inc.*	1,192	34,330
Sanara Medtech, Inc. (x)*	167	6,697
Semler Scientific, Inc.*	220	5,773
SI-BONE, Inc.*	1,581	42,655
Sight Sciences, Inc.*	954	7,899
Silk Road Medical, Inc.*	1,736	56,403
STAAR Surgical Co.*	2,139	112,447
Surmodics, Inc.*	597	18,692
Tactile Systems Technology, Inc.*	1,023	25,503
Tela Bio, Inc.*	698	7,071
TransMedics Group, Inc.*	1,396	117,236
Treace Medical Concepts, Inc.*	1,989	50,879
UFP Technologies, Inc.*	312	60,481
Utah Medical Products, Inc.	162	15,098
Varex Imaging Corp.*	1,707	40,234
Vicarious Surgical, Inc., Class A*	3,082	5,640
ViewRay, Inc.*	6,481	2,283
Zimvie, Inc.*	1,137	12,769
Zynex, Inc. (x)*	955	9,158

		10,734,089

Health Care Providers & Services (1.1%)
23andMe Holding Co., Class A (x)*	11,396	19,943
Accolade, Inc.*	2,882	38,821
AdaptHealth Corp., Class A*	3,162	38,482
Addus HomeCare Corp.*	677	62,758
Agiliti, Inc.*	1,233	20,344
AirSculpt Technologies, Inc.	535	4,612
Alignment Healthcare, Inc.*	4,306	24,759
AMN Healthcare Services, Inc.*	1,786	194,888
Apollo Medical Holdings, Inc. (x)*	1,885	59,566
Aveanna Healthcare Holdings, Inc.*	2,007	3,392
Brookdale Senior Living, Inc.*	8,165	34,456
Cano Health, Inc. (x)*	10,509	14,607
CareMax, Inc. (x)*	3,306	10,282
Castle Biosciences, Inc.*	1,126	15,449
Community Health Systems, Inc.*	5,954	26,198
CorVel Corp.*	393	76,045
Cross Country Healthcare, Inc.*	1,564	43,917
DocGo, Inc.*	3,491	32,711
Enhabit, Inc.*	2,215	25,472
Ensign Group, Inc. (The)	2,400	229,104
Fulgent Genetics, Inc.*	916	33,919
Guardant Health, Inc.*	4,892	175,134
HealthEquity, Inc.*	3,699	233,555
Hims & Hers Health, Inc.*	5,326	50,064
InfuSystem Holdings, Inc.*	799	7,694
Innovage Holding Corp.*	953	7,147
Invitae Corp.*	10,535	11,905
Joint Corp. (The)*	682	9,207
LifeStance Health Group, Inc.*	4,668	42,619
ModivCare, Inc.*	557	25,182
National HealthCare Corp.	554	34,248
National Research Corp.	621	27,020
NeoGenomics, Inc.*	5,547	89,140
OPKO Health, Inc. (x)*	17,174	37,268
Option Care Health, Inc.*	7,486	243,220
Owens & Minor, Inc.*	3,263	62,127
P3 Health Partners, Inc.*	1,753	5,241
Patterson Cos., Inc.	3,876	128,916
Pediatrix Medical Group, Inc.*	3,703	52,620
Pennant Group, Inc. (The)*	1,228	15,080
PetIQ, Inc., Class A*	1,280	19,418
Privia Health Group, Inc.*	2,976	77,703
Progyny, Inc.*	3,456	135,959
Quipt Home Medical Corp.*	1,775	9,478
RadNet, Inc.*	2,200	71,764
Select Medical Holdings Corp.	4,589	146,206
Surgery Partners, Inc.*	2,971	133,665
US Physical Therapy, Inc.	563	68,343
Viemed Healthcare, Inc. (x)*	1,502	14,690

		2,944,338

Health Care Technology (0.2%)
American Well Corp., Class A*	10,204	21,428
Computer Programs and Systems, Inc.*	676	16,690
Definitive Healthcare Corp., Class A*	1,986	21,846
Evolent Health, Inc., Class A*	4,846	146,834
Health Catalyst, Inc.*	2,561	32,013
HealthStream, Inc.	1,058	25,985
Multiplan Corp.*	17,086	36,051
NextGen Healthcare, Inc.*	2,478	40,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
OptimizeRx Corp.*	821	$11,732
Phreesia, Inc.*	2,247	69,680
Schrodinger, Inc.*	2,407	120,157
Sharecare, Inc.*	13,168	23,044
Simulations Plus, Inc.	726	31,458
Veradigm, Inc.*	4,717	59,434

		656,545

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	4,956	33,255
Akoya Biosciences, Inc.*	657	4,855
BioLife Solutions, Inc.*	1,491	32,951
Codexis, Inc.*	2,907	8,140
CryoPort, Inc. (x)*	1,953	33,689
Cytek Biosciences, Inc.*	5,331	45,527
Harvard Bioscience, Inc.*	1,721	9,448
MaxCyte, Inc. (x)*	3,928	18,030
Mesa Laboratories, Inc.	223	28,656
NanoString Technologies, Inc.*	2,253	9,125
Nautilus Biotechnology, Inc., Class A*	2,090	8,088
OmniAb, Inc. (Earn Out Shares) (r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	4,101	20,628
Pacific Biosciences of California, Inc.*	11,088	147,470
Quanterix Corp.*	1,502	33,870
Quantum-Si, Inc.*	3,948	7,067
Seer, Inc., Class A*	2,289	9,774
SomaLogic, Inc.*	6,659	15,382

		465,955

Pharmaceuticals (0.8%)
Aclaris Therapeutics, Inc.*	3,055	31,680
Amneal Pharmaceuticals, Inc.*	4,953	15,354
Amphastar Pharmaceuticals, Inc.*	1,686	96,894
Amylyx Pharmaceuticals, Inc. (x)*	2,222	47,929
ANI Pharmaceuticals, Inc.*	556	29,930
Arvinas, Inc.*	2,133	52,941
Assertio Holdings, Inc.*	2,428	13,160
Atea Pharmaceuticals, Inc.*	3,426	12,813
Axsome Therapeutics, Inc. (x)*	1,447	103,981
Biote Corp., Class A (x)*	616	4,164
Bright Green Corp. (x)*	2,653	2,680
Cara Therapeutics, Inc.*	1,961	5,550
Cassava Sciences, Inc. (x)*	1,749	42,885
Citius Pharmaceuticals, Inc. (x)*	5,405	6,486
Collegium Pharmaceutical, Inc.*	1,472	31,633
Corcept Therapeutics, Inc.*	3,530	78,543
CorMedix, Inc. (x)*	1,963	7,783
Cymabay Therapeutics, Inc.*	4,314	47,238
DICE Therapeutics, Inc.*	1,704	79,168
Edgewise Therapeutics, Inc. (x)*	1,882	14,586
Enliven Therapeutics, Inc. (x)*	1,027	20,961
Evolus, Inc.*	1,674	12,170
Eyenovia, Inc.*	1,224	2,901
EyePoint Pharmaceuticals, Inc. (x)*	1,099	9,561
Harmony Biosciences Holdings, Inc.*	1,451	51,061
Harrow Health, Inc.*	1,144	21,782
Ikena Oncology, Inc.*	935	6,134
Innoviva, Inc.*	2,846	36,230
Intra-Cellular Therapies, Inc.*	4,122	261,005
Ligand Pharmaceuticals, Inc.*	733	52,849
Liquidia Corp.*	2,099	16,477
Longboard Pharmaceuticals, Inc.*	685	5,028
Marinus Pharmaceuticals, Inc.*	2,192	23,805
NGM Biopharmaceuticals, Inc.*	1,734	4,491
Nuvation Bio, Inc.*	6,408	11,534
Ocular Therapeutix, Inc.*	3,589	18,519
Omeros Corp.*	2,678	14,568
Optinose, Inc. (x)*	3,207	3,945
Pacira BioSciences, Inc.*	2,004	80,300
Phathom Pharmaceuticals, Inc.*	1,053	15,079
Phibro Animal Health Corp., Class A	893	12,234
Pliant Therapeutics, Inc. (x)*	2,485	45,028
Prestige Consumer Healthcare, Inc.*	2,195	130,449
Rain Oncology, Inc.*	1,980	2,376
Reata Pharmaceuticals, Inc., Class A (x)*	1,257	128,164
Revance Therapeutics, Inc.*	3,669	92,862
Scilex Holding Co. (r)*	3,125	14,795
scPharmaceuticals, Inc.*	1,270	12,941
SIGA Technologies, Inc.	2,069	10,448
Supernus Pharmaceuticals, Inc.*	2,150	64,629
Taro Pharmaceutical Industries Ltd. (x)*	360	13,655
Tarsus Pharmaceuticals, Inc.*	1,037	18,739
Terns Pharmaceuticals, Inc. (x)*	1,885	16,494
Theravance Biopharma, Inc.*	2,878	29,787
Theseus Pharmaceuticals, Inc.*	890	8,304
Third Harmonic Bio, Inc.*	857	4,122
Trevi Therapeutics, Inc. (x)*	1,831	4,376
Ventyx Biosciences, Inc.*	2,058	67,502
Verrica Pharmaceuticals, Inc.*	918	5,297
WaVe Life Sciences Ltd.*	2,601	9,468
Xeris Biopharma Holdings, Inc.*	5,890	15,432
Zevra Therapeutics, Inc.*	1,526	7,783

		2,108,683

Total Health Care		24,865,043

Industrials (17.5%)
Aerospace & Defense (1.6%)
AAR Corp.*	1,518	87,680
Aerojet Rocketdyne Holdings, Inc.*	3,498	191,935
AeroVironment, Inc.*	1,103	112,815
AerSale Corp.*	1,097	16,126
Archer Aviation, Inc., Class A*	6,510	26,821
Astronics Corp.*	1,128	22,402
Cadre Holdings, Inc.	862	18,792
Ducommun, Inc.*	521	22,700
Eve Holding, Inc. (x)*	796	8,342
Kaman Corp.	1,239	30,145
Kratos Defense & Security Solutions, Inc.*	5,481	78,598
Leonardo DRS, Inc. (x)*	2,222	38,529
Melrose Industries plc	109,165	702,721
Moog, Inc., Class A	1,254	135,971
National Presto Industries, Inc.	214	15,665
Park Aerospace Corp.	971	13,400
Parsons Corp.*	1,816	87,422
QinetiQ Group plc	369,686	1,662,712
Redwire Corp. (x)*	1,387	3,537
Rocket Lab USA, Inc. (x)*	12,268	73,608
Senior plc	368,975	821,563
Terran Orbital Corp. (x)*	3,748	5,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Triumph Group, Inc.*	2,830	$35,007
V2X, Inc.*	552	27,357
Virgin Galactic Holdings, Inc.*	11,113	43,118

		4,282,588

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	2,530	47,741
Forward Air Corp.	1,185	125,740
Hub Group, Inc., Class A*	1,445	116,063
Radiant Logistics, Inc.*	1,881	12,640

		302,184

Building Products (3.6%)
AAON, Inc.	1,988	188,482
American Woodmark Corp.*	733	55,979
Apogee Enterprises, Inc.	979	46,473
AZZ, Inc.	1,107	48,110
CSW Industrials, Inc.	678	112,677
Gibraltar Industries, Inc.*	1,362	85,697
Griffon Corp.	1,967	79,270
Insteel Industries, Inc.	10,304	320,661
Janus International Group, Inc.*	3,737	39,837
JELD-WEN Holding, Inc.*	3,747	65,722
Masonite International Corp.*	21,560	2,208,606
Masterbrand, Inc.*	5,709	66,396
PGT Innovations, Inc.*	2,577	75,120
Quanex Building Products Corp.	1,573	42,235
Resideo Technologies, Inc.*	6,447	113,854
Simpson Manufacturing Co., Inc.	1,886	261,211
UFP Industries, Inc.	41,399	4,017,773
Zurn Elkay Water Solutions Corp.	66,560	1,789,798

		9,617,901

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	2,923	124,666
ACCO Brands Corp.	4,252	22,153
ACV Auctions, Inc., Class A*	5,592	96,574
Aris Water Solutions, Inc., Class A (x)	1,315	13,571
Aurora Innovation, Inc.*	13,379	39,334
BrightView Holdings, Inc.*	1,914	13,742
Brink’s Co. (The)	2,031	137,763
Casella Waste Systems, Inc., Class A*	2,450	221,602
CECO Environmental Corp.*	1,306	17,448
Cimpress plc*	801	47,643
CompX International, Inc.	100	2,180
CoreCivic, Inc.*	4,998	47,031
Deluxe Corp.	1,895	33,125
Ennis, Inc.	1,120	22,826
Enviri Corp.*	3,461	34,160
GEO Group, Inc. (The)*	5,243	37,540
Healthcare Services Group, Inc.	3,376	50,404
Heritage-Crystal Clean, Inc.*	691	26,113
HNI Corp.	2,102	59,234
Interface, Inc., Class A	2,514	22,098
LanzaTech Global, Inc. (x)*	907	6,195
Li-Cycle Holdings Corp.*	6,023	33,428
Liquidity Services, Inc.*	1,108	18,282
Matthews International Corp., Class A	1,316	56,088
MillerKnoll, Inc.	3,350	49,513
Montrose Environmental Group, Inc.*	1,202	50,628
NL Industries, Inc.	460	2,544
OPENLANE, Inc.*	4,762	72,478
Performant Financial Corp.*	2,960	7,992
Pitney Bowes, Inc.	6,870	24,320
Quad/Graphics, Inc.*	1,515	5,696
SP Plus Corp.*	881	34,456
Steelcase, Inc., Class A	4,036	31,117
UniFirst Corp.	660	102,307
Viad Corp.*	890	23,923
VSE Corp.	476	26,032

		1,614,206

Construction & Engineering (2.0%)
Ameresco, Inc., Class A (x)*	1,402	68,179
API Group Corp.*	9,208	251,010
Arcosa, Inc.	2,135	161,769
Argan, Inc.	580	22,858
Bowman Consulting Group Ltd., Class A (x)*	442	14,091
Comfort Systems USA, Inc.	1,562	256,480
Concrete Pumping Holdings, Inc.*	1,282	10,294
Construction Partners, Inc., Class A*	1,746	54,807
Dycom Industries, Inc.*	1,273	144,676
Fluor Corp.*	6,273	185,681
Granite Construction, Inc.	1,937	77,054
Great Lakes Dredge & Dock Corp.*	3,030	24,725
IES Holdings, Inc.*	376	21,387
INNOVATE Corp.*	2,020	3,535
Limbach Holdings, Inc.*	405	10,016
MYR Group, Inc.*	731	101,127
Northwest Pipe Co.*	454	13,729
Primoris Services Corp.	70,533	2,149,140
Southland Holdings, Inc. (x)*	165	1,355
Stantec, Inc. (x)	25,344	1,654,654
Sterling Infrastructure, Inc.*	1,318	73,544
Tutor Perini Corp.*	1,841	13,163
WillScot Mobile Mini Holdings Corp.*	1,600	76,464

		5,389,738

Electrical Equipment (1.5%)
374Water, Inc.*	2,605	6,226
Allied Motion Technologies, Inc.	578	23,085
Amprius Technologies, Inc. (x)*	237	1,702
Array Technologies, Inc.*	6,645	150,177
Atkore, Inc.*	1,737	270,868
Babcock & Wilcox Enterprises, Inc.*	2,660	15,694
Blink Charging Co. (x)*	2,030	12,160
Bloom Energy Corp., Class A*	8,479	138,632
Dragonfly Energy Holdings Corp.*	1,742	2,578
Encore Wire Corp.	737	137,030
Energy Vault Holdings, Inc. (x)*	4,313	11,775
EnerSys	1,816	197,072
Enovix Corp. (x)*	6,025	108,691
Eos Energy Enterprises, Inc. (x)*	4,734	20,546
ESS Tech, Inc.*	3,526	5,183
Fluence Energy, Inc., Class A (x)*	1,732	46,140
FTC Solar, Inc. (x)*	2,798	9,010
FuelCell Energy, Inc. (x)*	18,853	40,722
GrafTech International Ltd.	8,706	43,878
LSI Industries, Inc.	1,151	14,457
NEXTracker, Inc., Class A (x)*	1,391	55,376
NuScale Power Corp.*	2,357	16,028
Powell Industries, Inc.	400	24,236
Preformed Line Products Co.	110	17,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Regal Rexnord Corp.	15,010	$2,310,039
SES AI Corp. (x)*	5,492	13,400
Shoals Technologies Group, Inc., Class A*	7,547	192,901
SKYX Platforms Corp.*	2,501	6,653
Stem, Inc. (x)*	6,445	36,865
SunPower Corp. (x)*	3,818	37,416
Thermon Group Holdings, Inc.*	1,460	38,836
TPI Composites, Inc. (x)*	1,843	19,112
Vicor Corp.*	970	52,380

		4,076,039

Ground Transportation (0.3%)
ArcBest Corp.	1,089	107,593
Covenant Logistics Group, Inc., Class A	445	19,504
Daseke, Inc.*	1,924	13,718
FTAI Infrastructure, Inc.	4,354	16,066
Heartland Express, Inc.	2,071	33,985
Marten Transport Ltd.	2,553	54,890
PAM Transportation Services, Inc.*	340	9,102
RXO, Inc.*	5,115	115,957
Saia, Inc.*	530	181,477
TuSimple Holdings, Inc., Class A*	7,266	12,062
Universal Logistics Holdings, Inc.	314	9,046
US Xpress Enterprises, Inc., Class A*	1,360	8,351
Werner Enterprises, Inc.	2,779	122,776

		704,527

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	1,103	20,825

Machinery (2.9%)
3D Systems Corp.*	5,547	55,082
Alamo Group, Inc.	443	81,472
Albany International Corp., Class A	1,383	129,006
Astec Industries, Inc.	1,000	45,440
Barnes Group, Inc.	2,144	90,455
Berkshire Grey, Inc. (x)*	2,900	4,089
Blue Bird Corp.*	823	18,501
Chart Industries, Inc.*	1,881	300,565
CIRCOR International, Inc.*	809	45,668
Columbus McKinnon Corp.	56,947	2,314,896
Commercial Vehicle Group, Inc.*	1,413	15,684
Desktop Metal, Inc., Class A*	12,339	21,840
Douglas Dynamics, Inc.	1,026	30,657
Energy Recovery, Inc.*	2,425	67,779
Enerpac Tool Group Corp., Class A	2,539	68,553
EnPro Industries, Inc.	926	123,649
ESCO Technologies, Inc.	1,136	117,724
Federal Signal Corp.	2,633	168,591
Franklin Electric Co., Inc.	2,032	209,093
Gencor Industries, Inc.*	464	7,229
Gorman-Rupp Co. (The)	1,032	29,753
Greenbrier Cos., Inc. (The)	1,422	61,288
Helios Technologies, Inc.	1,425	94,178
Hillenbrand, Inc.	3,056	156,712
Hillman Solutions Corp.*	7,595	68,431
Hyliion Holdings Corp.*	6,493	10,843
Hyster-Yale Materials Handling, Inc.	478	26,692
John Bean Technologies Corp.	1,394	169,092
Kadant, Inc.	511	113,493
Kennametal, Inc.	3,671	104,220
Lindsay Corp.	485	57,880
Luxfer Holdings plc	1,188	16,905
Manitowoc Co., Inc. (The)*	1,529	28,791
Mayville Engineering Co., Inc.*	486	6,056
Microvast Holdings, Inc.*	7,547	12,075
Miller Industries, Inc.	488	17,309
Mueller Industries, Inc.	2,466	215,233
Mueller Water Products, Inc., Class A	93,313	1,514,470
Nikola Corp. (x)*	26,117	36,041
Omega Flex, Inc.	149	15,463
Park-Ohio Holdings Corp.	369	7,011
Proterra, Inc.*	10,813	12,976
Proto Labs, Inc.*	1,196	41,812
REV Group, Inc.	1,437	19,055
Shyft Group, Inc. (The)	1,512	33,355
SPX Technologies, Inc.*	1,943	165,097
Standex International Corp.	533	75,404
Tennant Co.	817	66,267
Terex Corp.	2,939	175,840
Timken Co. (The)	876	80,180
Titan International, Inc.*	2,240	25,715
Trinity Industries, Inc.	3,597	92,479
Velo3D, Inc. (x)*	3,915	8,456
Wabash National Corp.	2,096	53,741
Watts Water Technologies, Inc., Class A	1,206	221,578

		7,749,864

Marine Transportation (0.1%)
Costamare, Inc.	2,328	22,512
Eagle Bulk Shipping, Inc.	601	28,872
Eneti, Inc.	1,085	13,139
Genco Shipping & Trading Ltd.	1,852	25,984
Golden Ocean Group Ltd.	5,516	41,646
Himalaya Shipping Ltd. (x)*	1,205	6,700
Matson, Inc.	1,568	121,881
Pangaea Logistics Solutions Ltd.	1,602	10,845
Safe Bulkers, Inc.	2,881	9,392

		280,971

Passenger Airlines (0.2%)
Allegiant Travel Co.*	696	87,891
Blade Air Mobility, Inc.*	2,500	9,850
Frontier Group Holdings, Inc. (x)*	1,633	15,791
Hawaiian Holdings, Inc.*	2,280	24,556
JetBlue Airways Corp.*	14,556	128,966
Joby Aviation, Inc. (x)*	12,266	125,849
SkyWest, Inc.*	2,200	89,584
Spirit Airlines, Inc.	4,864	83,466
Sun Country Airlines Holdings, Inc.*	1,659	37,294

		603,247

Professional Services (1.5%)
Alight, Inc., Class A*	17,522	161,903
ASGN, Inc.*	2,162	163,512
Asure Software, Inc.*	714	8,682
Barrett Business Services, Inc.	307	26,770
BlackSky Technology, Inc., Class A (x)*	5,200	11,544
CBIZ, Inc.*	2,110	112,421
Conduent, Inc.*	7,297	24,810
CRA International, Inc.	304	31,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CSG Systems International, Inc.	1,362	$71,832
ExlService Holdings, Inc.*	1,427	215,563
Exponent, Inc.	2,241	209,130
First Advantage Corp.*	2,648	40,806
FiscalNote Holdings, Inc.*	2,739	9,970
Forrester Research, Inc.*	541	15,738
Franklin Covey Co.*	533	23,281
Heidrick & Struggles International, Inc.	894	23,664
HireQuest, Inc.	236	6,143
HireRight Holdings Corp.*	928	10,496
Huron Consulting Group, Inc.*	863	73,277
IBEX Holdings Ltd.*	481	10,212
ICF International, Inc.	7,747	963,649
Innodata, Inc.*	1,110	12,576
Insperity, Inc.	1,604	190,812
Kelly Services, Inc., Class A	1,454	25,605
Kforce, Inc.	12,437	779,302
Korn Ferry	2,309	114,388
Legalzoom.com, Inc.*	4,582	55,351
Maximus, Inc.	2,669	225,557
Mistras Group, Inc.*	916	7,072
NV5 Global, Inc.*	596	66,019
Planet Labs PBC (x)*	8,776	28,259
Red Violet, Inc. (x)*	429	8,825
Resources Connection, Inc.	1,405	22,073
Skillsoft Corp. (x)*	3,613	4,480
Sterling Check Corp.*	1,111	13,621
TriNet Group, Inc.*	1,650	156,700
TrueBlue, Inc.*	1,478	26,175
TTEC Holdings, Inc.	825	27,918
Upwork, Inc.*	5,388	50,324
Verra Mobility Corp., Class A*	6,178	121,830
Willdan Group, Inc.*	459	8,794

		4,160,092

Trading Companies & Distributors (3.1%)
Alta Equipment Group, Inc.	939	16,273
Applied Industrial Technologies, Inc.	1,699	246,066
Beacon Roofing Supply, Inc.*	2,152	178,573
BlueLinx Holdings, Inc.*	402	37,700
Boise Cascade Co.	1,748	157,932
Custom Truck One Source, Inc.*	2,807	18,919
Distribution Solutions Group, Inc.*	217	11,297
DXP Enterprises, Inc.*	654	23,812
EVI Industries, Inc.*	209	4,598
FTAI Aviation Ltd. (x)	4,382	138,734
GATX Corp.	1,563	201,221
Global Industrial Co.	569	15,801
GMS, Inc.*	1,843	127,536
H&E Equipment Services, Inc.	1,414	64,690
Herc Holdings, Inc.	17,599	2,408,423
Hudson Technologies, Inc.*	1,901	18,288
Karat Packaging, Inc.	238	4,344
McGrath RentCorp	43,607	4,032,775
MRC Global, Inc.*	3,659	36,846
NOW, Inc.*	4,962	51,406
Rush Enterprises, Inc., Class A	1,835	111,458
Rush Enterprises, Inc., Class B	287	19,533
Textainer Group Holdings Ltd.	1,903	74,940
Titan Machinery, Inc.*	928	27,376
Transcat, Inc.*	312	26,617
Triton International Ltd.	2,403	200,074
Veritiv Corp.	576	72,351
Willis Lease Finance Corp.*	125	4,891
Xometry, Inc., Class A (x)*	1,504	31,855

		8,364,329

Total Industrials		47,166,511

Information Technology (13.5%)
Communications Equipment (1.8%)
ADTRAN Holdings, Inc.	3,543	37,308
Aviat Networks, Inc.*	434	14,483
Calix, Inc.*	2,595	129,516
Cambium Networks Corp.*	453	6,895
Clearfield, Inc. (x)*	36,136	1,711,040
CommScope Holding Co., Inc.*	9,137	51,441
Comtech Telecommunications Corp.	1,177	10,758
Digi International, Inc.*	1,547	60,936
DZS, Inc.*	866	3,438
Extreme Networks, Inc.*	5,663	147,521
Harmonic, Inc.*	4,846	78,360
Infinera Corp. (x)*	8,896	42,968
KVH Industries, Inc.*	825	7,540
NETGEAR, Inc.*	1,246	17,643
NetScout Systems, Inc.*	75,693	2,342,698
Ribbon Communications, Inc.*	3,750	10,463
Viavi Solutions, Inc.*	9,896	112,122

		4,785,130

Electronic Equipment, Instruments & Components (4.4%)
908 Devices, Inc. (x)*	903	6,194
Advanced Energy Industries, Inc.	1,656	184,561
Aeva Technologies, Inc. (x)*	5,085	6,356
Akoustis Technologies, Inc. (x)*	3,042	9,673
Arlo Technologies, Inc.*	3,826	41,742
Badger Meter, Inc.	1,290	190,352
Bel Fuse, Inc., Class B	460	26,409
Belden, Inc.	1,872	179,057
Benchmark Electronics, Inc.	56,276	1,453,609
Climb Global Solutions, Inc.	183	8,758
Coherent Corp.*	81,243	4,141,768
CTS Corp.	3,015	128,529
Daktronics, Inc.*	1,719	11,002
ePlus, Inc.*	1,177	66,265
Evolv Technologies Holdings, Inc.*	4,956	29,736
Fabrinet*	1,628	211,445
FARO Technologies, Inc.*	829	13,430
Insight Enterprises, Inc.*	1,264	184,974
Iteris, Inc.*	1,879	7,441
Itron, Inc.*	1,988	143,335
Kimball Electronics, Inc.*	1,049	28,984
Knowles Corp.*	180,493	3,259,704
Lightwave Logic, Inc. (x)*	4,960	34,571
Luna Innovations, Inc.*	1,413	12,886
Methode Electronics, Inc.	1,599	53,598
MicroVision, Inc. (x)*	7,782	35,641
Mirion Technologies, Inc., Class A*	8,817	74,504
Napco Security Technologies, Inc.	1,389	48,129
nLight, Inc.*	2,029	31,287
Novanta, Inc.*	1,576	290,142
OSI Systems, Inc.*	702	82,717
PAR Technology Corp.*	1,161	38,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PC Connection, Inc.	493	$22,234
Plexus Corp.*	1,210	118,870
Presto Automation, Inc.*	575	3,001
Richardson Electronics Ltd. (x)	526	8,679
Rogers Corp.*	762	123,391
Sanmina Corp.*	2,538	152,965
ScanSource, Inc.*	1,105	32,664
SmartRent, Inc., Class A*	8,108	31,054
Tingo Group, Inc. (x)*	5,371	6,499
TTM Technologies, Inc.*	4,542	63,134
Vishay Intertechnology, Inc.	5,724	168,286
Vishay Precision Group, Inc.*	544	20,210

		11,786,018

IT Services (0.2%)
BigBear.ai Holdings, Inc. (x)*	1,181	2,775
BigCommerce Holdings, Inc.*	2,879	28,646
Brightcove, Inc.*	2,128	8,533
CXApp, Inc. (x)*	85	928
DigitalOcean Holdings, Inc.*	2,790	111,991
Fastly, Inc., Class A*	5,218	82,288
Grid Dynamics Holdings, Inc.*	2,569	23,763
Hackett Group, Inc. (The)	1,100	24,585
Information Services Group, Inc.	1,713	9,182
Perficient, Inc.*	1,506	125,495
Rackspace Technology, Inc.*	3,467	9,430
Squarespace, Inc., Class A*	1,966	62,008
Thoughtworks Holding, Inc.*	4,073	30,751
Tucows, Inc., Class A*	437	12,123
Unisys Corp.*	3,195	12,716

		545,214

Semiconductors & Semiconductor Equipment (2.9%)
ACM Research, Inc., Class A*	2,122	27,756
Aehr Test Systems*	1,138	46,942
Alpha & Omega Semiconductor Ltd.*	997	32,702
Ambarella, Inc.*	1,656	138,558
Amkor Technology, Inc.	4,510	134,173
Atomera, Inc.*	1,021	8,954
Axcelis Technologies, Inc.*	1,440	263,995
CEVA, Inc.*	1,063	27,160
Cohu, Inc.*	52,812	2,194,867
Credo Technology Group Holding Ltd.*	4,311	74,753
Diodes, Inc.*	1,988	183,870
FormFactor, Inc.*	3,398	116,280
Ichor Holdings Ltd.*	1,228	46,050
Impinj, Inc. (x)*	1,012	90,726
indie Semiconductor, Inc., Class A*	6,063	56,992
inTEST Corp.*	472	12,395
Kulicke & Soffa Industries, Inc.	2,456	146,009
MACOM Technology Solutions Holdings, Inc.*	2,391	156,682
Maxeon Solar Technologies Ltd. (x)*	1,110	31,258
MaxLinear, Inc., Class A*	3,283	103,611
Navitas Semiconductor Corp., Class A (x)*	4,490	47,325
NVE Corp.(x)	210	20,462
Onto Innovation, Inc.*	21,205	2,469,746
PDF Solutions, Inc.*	1,325	59,757
Photronics, Inc.*	2,687	69,298
Power Integrations, Inc.	2,500	236,675
Rambus, Inc.*	4,800	308,016
Semtech Corp.*	2,833	72,128
Silicon Laboratories, Inc.*	1,395	220,047
SiTime Corp.*	756	89,185
SkyWater Technology, Inc. (x)*	774	7,291
SMART Global Holdings, Inc.*	2,101	60,950
Synaptics, Inc.*	1,748	149,244
Transphorm, Inc.*	915	3,111
Ultra Clean Holdings, Inc.*	1,990	76,535
Veeco Instruments, Inc.*	2,289	58,782

		7,842,285

Software (3.9%)
8x8, Inc.*	4,741	20,054
A10 Networks, Inc.	3,108	45,346
ACI Worldwide, Inc.*	215,044	4,982,570
Adeia, Inc.	4,709	51,846
Agilysys, Inc.*	882	60,541
Alarm.com Holdings, Inc.*	2,120	109,562
Alkami Technology, Inc.*	1,738	28,486
Altair Engineering, Inc., Class A*	2,365	179,362
American Software, Inc., Class A	1,376	14,462
Amplitude, Inc., Class A*	2,979	32,769
Appfolio, Inc., Class A*	864	148,729
Appian Corp., Class A*	1,806	85,966
Applied Digital Corp.*	2,977	27,835
Asana, Inc., Class A*	3,497	77,074
AvePoint, Inc. (x)*	6,747	38,863
Bit Digital, Inc. (x)*	3,180	12,911
Blackbaud, Inc.*	1,917	136,452
BlackLine, Inc.*	2,481	133,527
Box, Inc., Class A*	6,163	181,069
Braze, Inc., Class A (x)*	1,519	66,517
C3.ai, Inc., Class A (x)*	2,564	93,407
Cerence, Inc.*	1,775	51,883
Cipher Mining, Inc. (x)*	1,722	4,925
Cleanspark, Inc.*	3,367	14,444
Clear Secure, Inc., Class A (x)	3,669	85,011
CommVault Systems, Inc.*	1,962	142,480
Consensus Cloud Solutions, Inc.*	873	27,063
CoreCard Corp. (x)*	319	8,090
Couchbase, Inc.*	1,496	23,667
CS Disco, Inc.*	1,040	8,549
Digimarc Corp. (x)*	625	18,400
Digital Turbine, Inc.*	4,132	38,345
Domo, Inc., Class B*	1,316	19,293
E2open Parent Holdings, Inc.*	8,722	48,843
Ebix, Inc.	1,154	29,081
eGain Corp.*	1,063	7,962
Enfusion, Inc., Class A*	1,047	11,747
EngageSmart, Inc.*	2,138	40,814
Envestnet, Inc.*	2,407	142,855
Everbridge, Inc.*	1,776	47,774
EverCommerce, Inc.*	1,085	12,846
Expensify, Inc., Class A (x)*	2,430	19,391
ForgeRock, Inc., Class A (x)*	2,079	42,703
Freshworks, Inc., Class A*	7,131	125,363
Instructure Holdings, Inc.*	858	21,587
Intapp, Inc.*	663	27,786
InterDigital, Inc.	1,193	115,184
Jamf Holding Corp. (x)*	3,074	60,005
Kaltura, Inc.*	3,651	7,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
LivePerson, Inc.*	3,115	$14,080
LiveRamp Holdings, Inc.*	2,806	80,139
LiveVox Holdings, Inc.*	1,001	2,753
Marathon Digital Holdings, Inc.*	7,408	102,675
Matterport, Inc.*	11,037	34,767
MeridianLink, Inc.*	1,097	22,818
MicroStrategy, Inc., Class A*	486	166,416
Mitek Systems, Inc.*	1,848	20,032
Model N, Inc.*	1,642	58,061
N-able, Inc.*	2,994	43,144
NextNav, Inc.*	3,167	9,311
Olo, Inc., Class A*	4,551	29,399
ON24, Inc.	1,827	14,835
OneSpan, Inc.*	1,741	25,836
PagerDuty, Inc.*	3,811	85,671
PowerSchool Holdings, Inc., Class A*	2,467	47,218
Progress Software Corp.	1,916	111,320
PROS Holdings, Inc.*	1,967	60,584
Q2 Holdings, Inc.*	2,505	77,405
Qualys, Inc.*	1,637	211,451
Rapid7, Inc.*	2,641	119,584
Rimini Street, Inc.*	2,281	10,926
Riot Platforms, Inc.*	6,987	82,586
Sapiens International Corp. NV	1,367	36,362
SEMrush Holdings, Inc., Class A*	1,378	13,187
SolarWinds Corp.*	2,241	22,993
SoundHound AI, Inc., Class A (x)*	6,158	28,019
SoundThinking, Inc.*	440	9,618
Sprinklr, Inc., Class A*	3,828	52,941
Sprout Social, Inc., Class A*	2,103	97,075
SPS Commerce, Inc.*	1,615	310,177
Tenable Holdings, Inc.*	5,026	218,882
Terawulf, Inc.*	2,215	3,876
Varonis Systems, Inc., Class B*	4,785	127,520
Verint Systems, Inc.*	2,784	97,607
Veritone, Inc. (x)*	1,365	5,351
Viant Technology, Inc., Class A*	614	2,831
Weave Communications, Inc.*	1,400	15,554
Workiva, Inc., Class A*	2,153	218,874
Xperi, Inc.*	1,991	26,182
Yext, Inc.*	4,710	53,270
Zeta Global Holdings Corp., Class A*	5,906	50,437
Zuora, Inc., Class A*	5,457	59,863

		10,612,809

Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	1,534	39,117
CompoSecure, Inc. (x)*	723	4,960
Corsair Gaming, Inc.*	1,755	31,134
CPI Card Group, Inc.*	187	4,348
Eastman Kodak Co. (x)*	2,333	10,778
Immersion Corp.	1,047	7,413
Intevac, Inc.*	1,123	4,211
IonQ, Inc. (x)*	7,074	95,711
Super Micro Computer, Inc.*	2,042	508,968
Turtle Beach Corp.*	714	8,318
Xerox Holdings Corp.	5,039	75,031

		789,989

Total Information Technology		36,361,445

Materials (5.2%)
Chemicals (2.4%)
AdvanSix, Inc.	1,177	41,171
American Vanguard Corp.	1,295	23,142
Amyris, Inc.*	8,932	9,200
Ashland, Inc.	794	69,007
Aspen Aerogels, Inc.*	2,267	17,887
Avient Corp.	55,629	2,275,226
Balchem Corp.	1,404	189,273
Cabot Corp.	2,451	163,947
Chase Corp.	334	40,487
Core Molding Technologies, Inc.*	341	7,758
Danimer Scientific, Inc., Class A*	4,358	10,372
Diversey Holdings Ltd. (x)*	3,468	29,097
Ecovyst, Inc.*	4,190	48,017
Elementis plc*	1,342,387	1,740,474
FutureFuel Corp.	1,238	10,956
Hawkins, Inc.	879	41,919
HB Fuller Co.	2,390	170,909
Ingevity Corp.*	1,654	96,197
Innospec, Inc.	1,091	109,580
Intrepid Potash, Inc.*	495	11,232
Koppers Holdings, Inc.	889	30,315
Kronos Worldwide, Inc.	1,106	9,655
Livent Corp. (x)*	7,946	217,959
LSB Industries, Inc.*	2,419	23,827
Mativ Holdings, Inc.	2,382	36,016
Minerals Technologies, Inc.	6,300	363,447
Origin Materials, Inc. (x)*	4,668	19,886
Orion SA	2,648	56,191
Perimeter Solutions SA (x)*	6,895	42,404
PureCycle Technologies, Inc. (x)*	5,111	54,637
Quaker Chemical Corp.	611	119,084
Rayonier Advanced Materials, Inc.*	2,704	11,573
Sensient Technologies Corp.	1,849	131,519
Stepan Co.	941	89,922
Trinseo plc	1,532	19,410
Tronox Holdings plc	21,749	276,430
Valhi, Inc.	115	1,478

		6,609,604

Construction Materials (0.8%)
Knife River Corp.*	2,241	97,483
Summit Materials, Inc., Class A*	50,701	1,919,033
United States Lime & Minerals, Inc.	93	19,427

		2,035,943

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,096	75,503
Greif, Inc., Class B	236	18,231
Myers Industries, Inc.	1,606	31,205
O-I Glass, Inc.*	6,781	144,639
Pactiv Evergreen, Inc.	2,010	15,216
Ranpak Holdings Corp., Class A*	1,818	8,217
TriMas Corp.	1,834	50,417

		343,428

Metals & Mining (1.3%)
5E Advanced Materials, Inc.*	2,027	6,649
Alcoa Corp.	2,015	68,369
Alpha Metallurgical Resources, Inc.	571	93,850
Arconic Corp.*	4,444	131,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ATI, Inc.*	5,677	$251,094
Caledonia Mining Corp. plc (x)	722	8,390
Carpenter Technology Corp.	2,123	119,164
Century Aluminum Co.*	2,461	21,460
Coeur Mining, Inc.*	14,063	39,939
Commercial Metals Co.	20,974	1,104,491
Compass Minerals International, Inc.	1,511	51,374
Constellium SE, Class A*	5,571	95,821
Contango ORE, Inc.*	164	4,179
Dakota Gold Corp.*	2,064	6,027
Haynes International, Inc.	536	27,239
Hecla Mining Co.	26,437	136,151
i-80 Gold Corp.*	8,497	19,118
Ivanhoe Electric, Inc. (x)*	2,455	32,013
Kaiser Aluminum Corp.	693	49,646
Materion Corp.	900	102,780
NioCorp Developments Ltd.*	503	2,530
Novagold Resources, Inc.*	10,449	41,691
Olympic Steel, Inc.	449	22,001
Perpetua Resources Corp.*	1,661	6,096
Piedmont Lithium, Inc.*	773	44,610
PolyMet Mining Corp.*	2,867	2,265
Ramaco Resources, Inc., Class A	1,004	8,474
Ramaco Resources, Inc., Class B (x)*	200	2,122
Ryerson Holding Corp.	19,271	835,976
Schnitzer Steel Industries, Inc., Class A	1,107	33,199
SunCoke Energy, Inc.	3,648	28,710
TimkenSteel Corp.*	1,950	42,061
Tredegar Corp.	1,302	8,684
Warrior Met Coal, Inc.	2,307	89,858
Worthington Industries, Inc.	1,369	95,104

		3,632,588

Paper & Forest Products (0.6%)
Clearwater Paper Corp.*	732	22,926
Glatfelter Corp.*	2,017	6,091
Louisiana-Pacific Corp.	19,555	1,466,234
Sylvamo Corp.	1,602	64,801

		1,560,052

Total Materials		14,181,615

Real Estate (4.6%)
Diversified REITs (0.8%)
Alexander & Baldwin, Inc. (REIT)	80,835	1,501,914
Alpine Income Property Trust, Inc. (REIT)	573	9,311
American Assets Trust, Inc. (REIT)	2,162	41,510
Armada Hoffler Properties, Inc. (REIT)	2,939	34,328
Broadstone Net Lease, Inc. (REIT)	8,275	127,766
CTO Realty Growth, Inc. (REIT)	967	16,574
Empire State Realty Trust, Inc. (REIT), Class A	5,826	43,637
Essential Properties Realty Trust, Inc. (REIT)	6,550	154,187
Gladstone Commercial Corp. (REIT)	1,744	21,573
Global Net Lease, Inc. (REIT)	4,572	47,000
NexPoint Diversified Real Estate Trust (REIT)	1,350	16,902
One Liberty Properties, Inc. (REIT)	714	14,509
Star Holdings (REIT)*	492	7,223

		2,036,434

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	4,365	86,689
Community Healthcare Trust, Inc. (REIT)	1,123	37,082
Diversified Healthcare Trust (REIT)	11,373	25,589
Global Medical REIT, Inc. (REIT)	2,672	24,396
LTC Properties, Inc. (REIT)	1,805	59,601
National Health Investors, Inc. (REIT)	1,841	96,505
Physicians Realty Trust (REIT)	10,477	146,573
Sabra Health Care REIT, Inc. (REIT)	10,173	119,736
Universal Health Realty Income Trust (REIT)	578	27,501

		623,672

Hotel & Resort REITs (1.2%)
Apple Hospitality REIT, Inc. (REIT)	9,482	143,273
Braemar Hotels & Resorts, Inc. (REIT)	2,943	11,831
Chatham Lodging Trust (REIT)	2,113	19,778
DiamondRock Hospitality Co. (REIT)	9,184	73,564
Hersha Hospitality Trust (REIT), Class A	1,375	8,374
Pebblebrook Hotel Trust (REIT)	6,085	84,825
RLJ Lodging Trust (REIT)	7,069	72,598
Ryman Hospitality Properties, Inc. (REIT)	2,538	235,831
Service Properties Trust (REIT)	7,221	62,750
Summit Hotel Properties, Inc. (REIT)	4,586	29,855
Sunstone Hotel Investors, Inc. (REIT)	249,386	2,523,786
Xenia Hotels & Resorts, Inc. (REIT)	4,909	60,430

		3,326,895

Industrial REITs (0.6%)
Innovative Industrial Properties, Inc. (REIT)	1,224	89,364
LXP Industrial Trust (REIT)	12,755	124,361
Plymouth Industrial REIT, Inc. (REIT)	1,890	43,508
STAG Industrial, Inc. (REIT)	33,265	1,193,548
Terreno Realty Corp. (REIT)	3,588	215,639

		1,666,420

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	7,431	34,554
City Office REIT, Inc. (REIT)	1,704	9,491
Corporate Office Properties Trust (REIT)	4,966	117,942
Douglas Emmett, Inc. (REIT) (x)	3,035	38,150
Easterly Government Properties, Inc. (REIT), Class A	4,114	59,653
Equity Commonwealth (REIT)	4,619	93,581
Highwoods Properties, Inc. (REIT)	44,137	1,055,316
Hudson Pacific Properties, Inc. (REIT)	2,571	10,850
JBG SMITH Properties (REIT) (x)	4,921	74,012
Office Properties Income Trust (REIT)	2,105	16,208
Orion Office REIT, Inc. (REIT)	2,521	16,664
Paramount Group, Inc. (REIT)	8,285	36,703
Peakstone Realty Trust (REIT) (x)	1,420	39,646
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,471	39,774
Postal Realty Trust, Inc. (REIT), Class A	804	11,827
SL Green Realty Corp. (REIT) (x)	737	22,147

		1,676,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.3%)
American Realty Investors, Inc.*	67	$1,459
Anywhere Real Estate, Inc.*	4,700	31,396
Compass, Inc., Class A*	13,142	45,997
Cushman & Wakefield plc*	6,960	56,933
DigitalBridge Group, Inc.	7,121	104,750
Douglas Elliman, Inc.	3,505	7,781
eXp World Holdings, Inc. (x)	3,153	63,943
Forestar Group, Inc.*	848	19,122
FRP Holdings, Inc.*	293	16,868
Kennedy-Wilson Holdings, Inc.	5,205	84,998
Marcus & Millichap, Inc.	1,139	35,890
Maui Land & Pineapple Co., Inc.*	332	4,728
Newmark Group, Inc., Class A	5,916	36,798
Opendoor Technologies, Inc.*	24,017	96,548
RE/MAX Holdings, Inc., Class A	778	14,984
Redfin Corp. (x)*	4,947	61,442
RMR Group, Inc. (The), Class A	674	15,617
St Joe Co. (The)	1,519	73,428
Stratus Properties, Inc.	244	6,405
Tejon Ranch Co.*	924	15,902
Transcontinental Realty Investors, Inc.*	56	2,051

		797,040

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	6,557	55,866
BRT Apartments Corp. (REIT)	500	9,900
Centerspace (REIT)	660	40,498
Clipper Realty, Inc. (REIT)	606	3,436
Elme Communities (REIT)	3,828	62,932
Independence Realty Trust, Inc. (REIT)	9,899	180,360
NexPoint Residential Trust, Inc. (REIT)	991	45,071
UMH Properties, Inc. (REIT)	2,380	38,032
Veris Residential, Inc. (REIT)*	3,482	55,886

		491,981

Retail REITs (0.5%)
Acadia Realty Trust (REIT)	3,846	55,344
Alexander’s, Inc. (REIT)	94	17,283
CBL & Associates Properties, Inc. (REIT)	1,157	25,500
Getty Realty Corp. (REIT)	1,973	66,727
InvenTrust Properties Corp. (REIT)	2,967	68,656
Kite Realty Group Trust (REIT)	9,603	214,531
Macerich Co. (The) (REIT)	9,431	106,287
Necessity Retail REIT, Inc. (The) (REIT), Class A	5,918	40,006
NETSTREIT Corp. (REIT)	2,697	48,195
Phillips Edison & Co., Inc. (REIT) (x)	5,164	175,989
Retail Opportunity Investments Corp. (REIT)	5,441	73,508
RPT Realty (REIT)	3,782	39,522
Saul Centers, Inc. (REIT)	517	19,041
SITE Centers Corp. (REIT)	8,666	114,565
Tanger Factory Outlet Centers, Inc. (REIT)	4,469	98,631
Urban Edge Properties (REIT)	5,162	79,650
Urstadt Biddle Properties, Inc. (REIT), Class A	1,288	27,383
Whitestone REIT (REIT)	2,031	19,701

		1,290,519

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT) (x)	2,200	26,862
Four Corners Property Trust, Inc. (REIT)	3,815	96,901
Gladstone Land Corp. (REIT) (x)	1,411	22,957
Outfront Media, Inc. (REIT)	6,495	102,101
PotlatchDeltic Corp. (REIT)	3,507	185,345
Safehold, Inc. (REIT) (x)	1,311	31,110
Uniti Group, Inc. (REIT)	10,621	49,069

		514,345

Total Real Estate		12,423,824

Utilities (2.1%)
Electric Utilities (0.8%)
ALLETE, Inc.	2,526	146,432
Genie Energy Ltd., Class B	870	12,302
IDACORP, Inc.	12,495	1,281,987
MGE Energy, Inc.	1,604	126,892
Otter Tail Corp.	1,813	143,155
PNM Resources, Inc.	3,767	169,892
Portland General Electric Co.	4,276	200,245

		2,080,905

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	4,316	196,723
Chesapeake Utilities Corp.	762	90,678
New Jersey Resources Corp.	4,279	201,969
Northwest Natural Holding Co.	1,581	68,062
ONE Gas, Inc.	2,430	186,648
RGC Resources, Inc.	352	7,051
Southwest Gas Holdings, Inc.	2,719	173,064
Spire, Inc.	2,269	143,946

		1,068,141

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	2,811	15,179
Montauk Renewables, Inc.*	2,861	21,286
Ormat Technologies, Inc.	2,354	189,403
Sunnova Energy International, Inc. (x)*	4,376	80,124

		305,992

Multi-Utilities (0.6%)
Avista Corp.	3,230	126,842
Black Hills Corp.	21,950	1,322,707
NorthWestern Corp.	2,649	150,357
Unitil Corp.	702	35,599

		1,635,505

Water Utilities (0.2%)
American States Water Co.	1,627	141,549
Artesian Resources Corp., Class A	360	16,999
Cadiz, Inc. (x)*	1,784	7,243
California Water Service Group	2,469	127,474
Consolidated Water Co. Ltd. (x)	662	16,040
Global Water Resources, Inc.	500	6,340
Middlesex Water Co.	769	62,028
Pure Cycle Corp.*	795	8,745
SJW Group	1,364	95,630
York Water Co. (The)	624	25,753

		507,801

Total Utilities		5,598,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Total Common Stocks (89.6%) (Cost $200,920,964)		$241,780,908

SHORT-TERM INVESTMENTS:
Investment Companies (7.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	16,724,595	16,727,940

Total Investment Companies		20,727,940

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.3%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $3,396,496, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $3,462,969. (xx)	$3,395,068	3,395,068

Total Short-Term Investments (8.9%) (Cost $24,122,553)		24,123,008

Total Investments in Securities (98.5%) (Cost $225,043,517)		265,903,916
Other Assets Less Liabilities (1.5%)		4,016,378

Net Assets (100%)		$269,920,294

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $83,799 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $8,705,579. This was collateralized by $1,539,357 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 7/15/23 - 5/15/53 and by cash of $7,395,068 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	1,172	66,406	—	—	—	15,997	82,403	469	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	3,895	48,259	—	—	—	4,246	52,505	1,558	—

Total		114,665	—	—	—	20,243	134,908	2,027	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	275	9/2023	USD	26,175,875	129,564

					129,564

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,645,759	$—	$—	$2,645,759
Consumer Discretionary	31,157,198	1,732,970	—	32,890,168
Consumer Staples	5,596,587	3,836,909	—	9,433,496
Energy	16,279,837	—	—	16,279,837
Financials	39,934,866	—	—	39,934,866
Health Care	24,850,248	—	14,795	24,865,043
Industrials	43,979,515	3,186,996	—	47,166,511
Information Technology	36,361,445	—	—	36,361,445
Materials	12,441,141	1,740,474	—	14,181,615
Real Estate	12,423,824	—	—	12,423,824
Utilities	5,598,344	—	—	5,598,344
Futures	129,564	—	—	129,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$20,727,940	$—	$—	$20,727,940
Repurchase Agreement	—	3,395,068	—	3,395,068

Total Assets	$252,126,268	$13,892,417	$14,795	$266,033,480

Total Liabilities	$—	$—	$—	$—

Total	$252,126,268	$13,892,417	$14,795	$266,033,480

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$129,564	*

Total		$129,564

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$167	$167
Equity contracts	663,663	—	663,663

Total	$663,663	$167	$663,830

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$803,788	$803,788

Total	$803,788	$803,788

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$23,851
Futures contracts
Average notional value of contracts – long	$25,342,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,803,236
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,831,032

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$ 1,118,108	$2,721,053	$1,812,940

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,452,050
Aggregate gross unrealized depreciation	(27,866,810)

Net unrealized appreciation	$41,585,240

Federal income tax cost of investments in securities and derivative instruments, if applicable	$224,448,240

For the six months ended June 30, 2023, the Portfolio incurred approximately $4,356 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $113,609)	$134,908
Unaffiliated Issuers (Cost $221,534,840)	262,373,940
Repurchase Agreements (Cost $3,395,068)	3,395,068
Cash	10,115,727
Foreign cash (Cost $62)	57
Cash held as collateral at broker for futures	1,722,600
Receivable for securities sold	1,322,630
Dividends, interest and other receivables	372,225
Due from Custodian	99,663
Due from broker for futures variation margin	77,000
Securities lending income receivable	9,696
Receivable for Portfolio shares sold	3,440
Other assets	2,954

Total assets	279,629,908

LIABILITIES
Payable for return of collateral on securities loaned	7,395,068
Payable for securities purchased	1,983,693
Investment management fees payable	127,393
Payable for Portfolio shares repurchased	66,586
Administrative fees payable	27,796
Distribution fees payable – Class IB	22,826
Distribution fees payable – Class IA	397
Accrued expenses	85,855

Total liabilities	9,709,614

NET ASSETS	$269,920,294

Net assets were comprised of:
Paid in capital	$238,216,888
Total distributable earnings (loss)	31,703,406

Net assets	$269,920,294

Class IA
Net asset value, offering and redemption price per share, $1,971,431 / 145,376 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.56

Class IB
Net asset value, offering and redemption price per share, $113,234,975 / 8,335,771 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.58

Class K
Net asset value, offering and redemption price per share, $154,713,888 / 11,390,582 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.58

(x)	Includes value of securities on loan of $8,705,579.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($2,027 of dividend income received from affiliates) (net of $23,641 foreign withholding tax)	$2,425,918
Interest	293,333
Securities lending (net)	67,747

Total income	2,786,998

EXPENSES
Investment management fees	936,545
Administrative fees	171,099
Distribution fees – Class IB	140,417
Custodian fees	63,227
Professional fees	29,602
Printing and mailing expenses	12,363
Trustees’ fees	4,231
Distribution fees – Class IA	2,419
Miscellaneous	8,524

Gross expenses	1,368,427
Less: Waiver from investment manager	(154,876)

Net expenses	1,213,551

NET INVESTMENT INCOME (LOSS)	1,573,447

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,731,733
Futures contracts	663,663
Forward foreign currency contracts	167
Foreign currency transactions	3,811

Net realized gain (loss)	4,399,374

Change in unrealized appreciation (depreciation) on:
Investments in securities ($20,243 of change in unrealized appreciation (depreciation) from affiliates)	9,554,504
Futures contracts	803,788
Foreign currency translations	1,270

Net change in unrealized appreciation (depreciation)	10,359,562

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,758,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,332,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,573,447	$1,653,868
Net realized gain (loss)	4,399,374	5,424,904
Net change in unrealized appreciation (depreciation)	10,359,562	(66,497,550)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,332,383	(59,418,778)

Distributions to shareholders:
Class IA	—	(77,669)
Class IB	—	(4,492,892)
Class K	—	(6,557,574)

Total distributions to shareholders	—	(11,128,135)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,868 and 7,789 shares, respectively ]	95,069	108,231
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,090 shares, respectively ]	—	77,669
Capital shares repurchased [ (9,537) and (35,459) shares, respectively]	(122,218)	(488,207)

Total Class IA transactions	(27,149)	(302,307)

Class IB
Capital shares sold [ 352,935 and 844,710 shares, respectively ]	4,698,694	11,699,710
Capital shares issued in reinvestment of dividends and distributions [ 0 and 351,552 shares, respectively ]	—	4,492,892
Capital shares repurchased [ (782,569) and (1,722,561) shares, respectively]	(10,271,036)	(23,807,082)

Total Class IB transactions	(5,572,342)	(7,614,480)

Class K
Capital shares sold [ 3,141 and 7,140 shares, respectively ]	41,510	99,630
Capital shares issued in reinvestment of dividends and distributions [ 0 and 512,380 shares, respectively ]	—	6,557,574
Capital shares repurchased [ (670,278) and (1,306,668) shares, respectively]	(8,826,997)	(18,064,120)

Total Class K transactions	(8,785,487)	(11,406,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,384,978)	(19,323,703)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,947,405	(89,870,616)
NET ASSETS:
Beginning of period	267,972,889	357,843,505

End of period	$269,920,294	$267,972,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021		2020	2019	2018
Net asset value, beginning of period	$12.77		$16.03	$16.44		$15.58	$13.25	$17.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.06	0.05	(1)	0.09	0.13	0.09
Net realized and unrealized gain (loss)	0.72		(2.80)	3.09		1.76	3.23	(2.18)

Total from investment operations	0.79		(2.74)	3.14		1.85	3.36	(2.09)

Less distributions:
Dividends from net investment income	—		(0.06)	(0.07)		(0.11)	(0.14)	(0.10)
Distributions from net realized gains	—		(0.46)	(3.48)		(0.88)	(0.89)	(2.12)

Total dividends and distributions	—		(0.52)	(3.55)		(0.99)	(1.03)	(2.22)

Net asset value, end of period	$13.56		$12.77	$16.03		$16.44	$15.58	$13.25

Total return (b)	6.19%		(17.08)%	19.65%		12.33%	25.53%	(12.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,971		$1,890	$2,719		$2,260	$2,439	$2,337
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05	%(g)	1.09%	1.10%	1.10%
Before waivers (a)(f)	1.17%		1.16%	1.13	%(g)	1.15%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.04%		0.41%	0.28	%(aa)	0.62%	0.86%	0.53%
Before waivers (a)(f)	0.92%		0.30%	0.20	%(aa)	0.56%	0.80%	0.48%
Portfolio turnover rate^	24	%(z)	34%	37%		55%	41%	36%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020	2019	2018
Net asset value, beginning of period	$12.79		$16.05	$16.46		$15.60	$13.27	$17.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.06	0.05	(1)	0.09	0.13	0.09
Net realized and unrealized gain (loss)	0.72		(2.80)	3.09		1.76	3.23	(2.18)

Total from investment operations	0.79		(2.74)	3.14		1.85	3.36	(2.09)

Less distributions:
Dividends from net investment income	—		(0.06)	(0.07)		(0.11)	(0.14)	(0.10)
Distributions from net realized gains	—		(0.46)	(3.48)		(0.88)	(0.89)	(2.12)

Total dividends and distributions	—		(0.52)	(3.55)		(0.99)	(1.03)	(2.22)

Net asset value, end of period	$13.58		$12.79	$16.05		$16.46	$15.60	$13.27

Total return (b)	6.18%		(17.06)%	19.61%		12.31%	25.49%	(12.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,235		$112,095	$149,168		$140,170	$138,508	$119,355
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05	%(g)	1.09%	1.10%	1.10%
Before waivers (a)(f)	1.17%		1.16%	1.13	%(g)	1.15%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.03%		0.41%	0.28	%(aa)	0.62%	0.86%	0.53%
Before waivers (a)(f)	0.92%		0.31%	0.20	%(aa)	0.56%	0.80%	0.48%
Portfolio turnover rate^	24	%(z)	34%	37%		55%	41%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020	2019	2018
Net asset value, beginning of period	$12.77		$16.03	$16.44		$15.57	$13.25	$17.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.09	0.10	(1)	0.12	0.17	0.14
Net realized and unrealized gain (loss)	0.73		(2.79)	3.08		1.77	3.22	(2.18)

Total from investment operations	0.81		(2.70)	3.18		1.89	3.39	(2.04)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.11)		(0.14)	(0.18)	(0.15)
Distributions from net realized gains	—		(0.46)	(3.48)		(0.88)	(0.89)	(2.12)

Total dividends and distributions	—		(0.56)	(3.59)		(1.02)	(1.07)	(2.27)

Net asset value, end of period	$13.58		$12.77	$16.03		$16.44	$15.57	$13.25

Total return (b)	6.34%		(16.87)%	19.91%		12.63%	25.74%	(12.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$154,714		$153,988	$205,957		$218,265	$178,960	$119,209
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80	%(g)	0.84%	0.85%	0.85%
Before waivers (a)(f)	0.92%		0.91%	0.88	%(g)	0.90%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.28%		0.66%	0.53	%(aa)	0.87%	1.12%	0.79%
Before waivers (a)(f)	1.17%		0.55%	0.45	%(aa)	0.80%	1.06%	0.74%
Portfolio turnover rate^	24	%(z)	34%	37%		55%	41%	36%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.04 and $0.09 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Information Technology	$284,375,774	16.8%
Financials	223,131,097	13.2
Consumer Discretionary	171,298,647	10.1
Industrials	154,264,328	9.1
Health Care	149,382,388	8.9
Communication Services	109,815,567	6.5
Consumer Staples	95,930,758	5.7
Investment Companies	70,973,679	4.2
Materials	63,474,121	3.8
Energy	49,335,389	2.9
Real Estate	32,343,917	1.9
Utilities	25,912,336	1.5
Repurchase Agreement	6,530,991	0.4
Cash and Other	252,621,223	15.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,141.10	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,140.90	5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,142.40	4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.9%)
Ampol Ltd.	6,379	$127,947
ANZ Group Holdings Ltd.	80,608	1,278,227
APA Group	30,817	199,367
Aristocrat Leisure Ltd.	16,116	417,316
ASX Ltd.	5,164	217,522
Aurizon Holdings Ltd.	49,321	129,171
BHP Group Ltd. (ASE Stock Exchange)	71,693	2,139,106
BHP Group Ltd. (London Stock Exchange)	64,737	1,922,777
BlueScope Steel Ltd.	12,239	168,849
Brambles Ltd.	37,623	362,113
Cochlear Ltd.	1,774	271,453
Coles Group Ltd.	36,227	445,249
Commonwealth Bank of Australia	45,471	3,049,047
Computershare Ltd.	15,493	242,567
Dexus (REIT)	30,449	158,472
EBOS Group Ltd.	4,628	104,714
Endeavour Group Ltd.	39,384	165,894
Flutter Entertainment plc*	4,852	976,538
Fortescue Metals Group Ltd.	45,014	670,393
Glencore plc	287,453	1,630,589
Goodman Group (REIT)	44,809	600,243
GPT Group (The) (REIT)	53,223	147,091
IDP Education Ltd. (x)	6,377	94,296
IGO Ltd.	18,264	186,413
Insurance Australia Group Ltd.	64,816	246,945
Lendlease Corp. Ltd.	17,321	89,627
Lottery Corp. Ltd. (The)	62,410	214,054
Macquarie Group Ltd.	9,888	1,178,305
Medibank Pvt Ltd.	74,872	176,193
Mineral Resources Ltd.	4,839	232,450
Mirvac Group (REIT)	108,325	163,777
National Australia Bank Ltd.	84,529	1,492,001
Newcrest Mining Ltd.	24,484	437,455
Northern Star Resources Ltd.	31,760	257,830
Orica Ltd.	12,051	119,521
Origin Energy Ltd.	45,616	254,996
Pilbara Minerals Ltd.	69,371	228,768
Qantas Airways Ltd.*	24,206	100,374
QBE Insurance Group Ltd.	40,476	425,993
Ramsay Health Care Ltd.	4,747	178,566
REA Group Ltd.	1,414	135,456
Reece Ltd.	6,909	86,115
Rio Tinto Ltd.	9,906	762,351
Rio Tinto plc	30,318	1,926,089
Santos Ltd.	86,560	435,975
Scentre Group (REIT)	139,638	246,632
SEEK Ltd.	9,150	132,758
Sonic Healthcare Ltd.	12,194	290,042
South32 Ltd.	125,668	316,936
Stockland (REIT)	66,198	178,530
Suncorp Group Ltd.	34,496	311,194
Telstra Group Ltd.	105,809	303,689
Transurban Group	82,081	781,838
Treasury Wine Estates Ltd.	20,269	152,293
Vicinity Ltd. (REIT)	104,710	128,719
Washington H Soul Pattinson & Co. Ltd. (x)	6,496	137,713
Wesfarmers Ltd.	30,441	1,003,868
Westpac Banking Corp.	94,412	1,346,804
WiseTech Global Ltd.	4,564	244,507
Woodside Energy Group Ltd. (ASE Stock Exchange)	39,420	912,914
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	269,998
Woolworths Group Ltd.	32,522	862,920

		32,469,550

Austria (0.3%)
Erste Group Bank AG	9,378	329,297
Mondi plc (Johannesburg Stock Exchange) (x)	230,821	3,540,385
Mondi plc (London Stock Exchange)	13,902	212,258
OMV AG	4,084	173,047
Verbund AG	1,855	148,980
voestalpine AG (x)	2,964	106,512

		4,510,479

Belgium (0.2%)
Ageas SA/NV	4,503	182,504
Anheuser-Busch InBev SA/NV	23,393	1,324,890
D’ieteren Group	640	113,179
Elia Group SA/NV	862	109,505
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	117,133
Groupe Bruxelles Lambert SA	1,221	96,229
KBC Group NV	6,822	477,054
Sofina SA	382	79,194
Solvay SA	1,927	215,819
UCB SA	3,403	301,599
Umicore SA	5,448	152,294
Warehouses De Pauw CVA (REIT)	4,545	124,674

		3,294,074

Brazil (1.2%)
Banco BTG Pactual SA*	441,079	2,907,241
Cia Brasileira de Aluminio	25,570	26,861
Itau Unibanco Holding SA (Preference) (q)	702,694	4,167,852
Localiza Rent a Car SA	245,069	3,505,446
Lojas Renner SA	798,830	3,346,671
Petroleo Brasileiro SA (Preference) (q)	599,404	3,697,923
Raia Drogasil SA	401,518	2,476,260
Yara International ASA (x)	4,355	153,772

		20,282,026

Burkina Faso (0.0%)†
Endeavour Mining plc	5,106	122,782

Canada (0.1%)
Canadian Pacific Kansas City Ltd. (x)	20,300	1,639,631

Chile (0.2%)
Antofagasta plc	201,914	3,762,856

China (3.6%)
Airtac International Group	49,109	1,624,529
Alibaba Group Holding Ltd.*	330,600	3,438,262
BOC Hong Kong Holdings Ltd.	101,500	310,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Budweiser Brewing Co. APAC Ltd. (m)	45,600	$117,584
BYD Co. Ltd., Class H	123,000	3,933,893
China Construction Bank Corp., Class H*	8,669,420	5,621,748
China Mengniu Dairy Co. Ltd.	719,000	2,711,617
China Merchants Bank Co. Ltd., Class H	544,000	2,473,929
China Resources Beer Holdings Co. Ltd.	286,000	1,890,751
China Tourism Group Duty Free Corp. Ltd., Class H(m)(x)*	56,800	771,298
ESR Group Ltd. (m)	59,000	101,573
JD.com, Inc., Class A	51,904	883,007
JD.com, Inc. (ADR)	194,450	6,636,578
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	235,904	1,555,516
Kweichow Moutai Co. Ltd., Class A	10,347	2,412,614
Li Ning Co. Ltd.	258,500	1,398,003
Meituan, Class B (m)*	192,520	3,026,044
NARI Technology Co. Ltd., Class A	459,840	1,465,375
NXP Semiconductors NV	3,069	628,163
Postal Savings Bank of China Co. Ltd., Class H (m)	4,086,000	2,520,403
Prosus NV*	21,586	1,579,620
Proya Cosmetics Co. Ltd., Class A	96,832	1,501,954
Shenzhou International Group Holdings Ltd.	315,500	3,023,291
SITC International Holdings Co. Ltd.	40,000	73,414
Sungrow Power Supply Co. Ltd., Class A	115,898	1,863,533
Tencent Holdings Ltd.	209,300	8,908,337
Wilmar International Ltd.	52,600	148,127
Xinyi Glass Holdings Ltd.	43,000	67,227
Yum China Holdings, Inc.	4,001	226,057

		60,913,113

Denmark (1.3%)
AP Moller – Maersk A/S, Class A	78	136,118
AP Moller – Maersk A/S, Class B	140	246,302
Carlsberg A/S, Class B	2,615	418,119
Chr Hansen Holding A/S	2,983	207,479
Coloplast A/S, Class B	3,187	398,463
Danske Bank A/S*	18,896	460,188
Demant A/S*	2,745	116,157
DSV A/S	5,013	1,054,996
Genmab A/S*	1,749	663,826
Novo Nordisk A/S, Class B	100,148	16,175,280
Novozymes A/S, Class B	5,603	260,955
Orsted A/S (m)	4,965	469,080
Pandora A/S	2,449	218,848
ROCKWOOL A/S, Class B	261	67,494
Tryg A/S	9,946	215,277
Vestas Wind Systems A/S*	26,902	714,760

		21,823,342

Finland (0.3%)
Elisa OYJ	4,044	215,999
Fortum OYJ	12,407	166,149
Kesko OYJ, Class B	7,626	143,521
Kone OYJ, Class B	8,920	465,946
Metso OYJ	17,055	205,458
Neste OYJ	11,590	446,689
Nokia OYJ	143,264	601,211
Nordea Bank Abp	87,374	952,023
Orion OYJ, Class B	2,897	120,218
Sampo OYJ, Class A	12,385	555,453
Stora Enso OYJ, Class R	15,656	181,446
UPM-Kymmene OYJ	14,622	435,769
Wartsila OYJ Abp	12,900	145,343

		4,635,225

France (4.7%)
Accor SA	4,661	173,322
Adevinta ASA*	8,280	54,305
Aeroports de Paris	756	108,625
Air Liquide SA	14,101	2,528,056
Airbus SE	98,339	14,215,424
Alstom SA	8,925	266,408
Amundi SA (m)	1,552	91,726
Arkema SA	1,660	156,587
AXA SA	49,407	1,459,657
BioMerieux	1,089	114,289
BNP Paribas SA	29,918	1,889,901
Bollore SE	23,651	147,387
Bouygues SA	5,547	186,300
Bureau Veritas SA	7,594	208,302
Capgemini SE	4,487	850,023
Carrefour SA	15,630	296,207
Cie de Saint-Gobain	13,076	796,556
Cie Generale des Etablissements Michelin SCA	18,586	549,426
Covivio SA (REIT)	1,249	59,088
Credit Agricole SA	32,857	390,320
Danone SA	17,233	1,055,983
Dassault Aviation SA	657	131,459
Dassault Systemes SE	44,864	1,989,543
Edenred	6,838	457,879
Eiffage SA	1,979	206,657
Engie SA	48,668	809,501
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	653,197
EssilorLuxottica SA	12,151	2,299,550
Eurazeo SE	1,297	91,300
Gecina SA (REIT)	1,242	132,311
Getlink SE	9,628	163,815
Hermes International	853	1,855,656
Ipsen SA	998	120,102
Kering SA	11,981	6,635,528
Klepierre SA (REIT)	5,507	136,626
La Francaise des Jeux SAEM (m)	2,972	117,017
Legrand SA	7,310	725,164
L’Oreal SA	6,486	3,026,870
LVMH Moet Hennessy Louis Vuitton SE	22,804	21,520,718
Orange SA	49,333	577,013
Pernod Ricard SA	7,431	1,641,800
Publicis Groupe SA	5,995	467,664
Remy Cointreau SA	558	89,460
Renault SA	5,438	229,450
Safran SA	9,205	1,446,213
Sartorius Stedim Biotech	723	180,675
SEB SA	744	76,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Societe Generale SA	19,162	$498,823
Sodexo SA	2,494	274,651
Teleperformance	1,561	262,054
Thales SA	2,775	415,384
TotalEnergies SE	63,713	3,651,548
Unibail-Rodamco-Westfield (REIT)*	3,229	170,663
Valeo	6,056	129,945
Veolia Environnement SA	18,233	576,463
Vinci SA	14,313	1,663,561
Vivendi SE	19,217	177,168
Wendel SE	640	65,750
Worldline SA (m)*	6,553	239,839

		79,505,832

Germany (2.5%)
adidas AG	4,326	839,049
Allianz SE (Registered)	14,214	3,306,304
BASF SE	24,073	1,168,805
Bayer AG (Registered)	26,458	1,462,756
Bayerische Motoren Werke AG	8,897	1,092,697
Bayerische Motoren Werke AG (Preference) (q)	1,705	193,864
Bechtle AG	2,040	80,831
Beiersdorf AG	2,762	365,432
Brenntag SE	4,233	329,791
Carl Zeiss Meditec AG	1,094	118,295
Commerzbank AG	29,163	322,922
Continental AG	2,939	221,496
Covestro AG (m)*	5,056	262,535
Daimler Truck Holding AG	12,979	467,303
Deutsche Bank AG (Registered)	52,199	547,739
Deutsche Boerse AG	5,089	939,858
Deutsche Lufthansa AG (Registered)*	16,490	168,782
Deutsche Post AG (Registered)	27,156	1,326,093
Deutsche Telekom AG (Registered)	87,290	1,902,655
Dr Ing hc F Porsche AG (Preference) (q)	3,026	375,573
E.ON SE	59,761	761,734
Evonik Industries AG	5,519	104,905
Fresenius Medical Care AG & Co. KGaA	5,602	267,544
Fresenius SE & Co. KGaA	11,049	305,837
GEA Group AG	4,190	175,109
Hannover Rueck SE	1,633	346,277
Heidelberg Materials AG	3,984	327,146
HelloFresh SE*	3,811	94,231
Henkel AG & Co. KGaA	2,900	204,112
Henkel AG & Co. KGaA (Preference) (q)	4,558	364,351
Infineon Technologies AG	35,170	1,450,429
Knorr-Bremse AG	1,921	146,668
LEG Immobilien SE*	2,081	119,514
Mercedes-Benz Group AG	23,050	1,855,100
Merck KGaA	3,541	585,442
MTU Aero Engines AG	1,464	379,329
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,773	1,414,823
Nemetschek SE	1,515	113,455
Porsche Automobil Holding SE (Preference)(q)*	4,158	250,098
Puma SE	2,953	177,581
Rational AG	126	91,163
Rheinmetall AG	1,161	318,775
RWE AG	17,028	741,181
SAP SE	70,924	9,684,239
Sartorius AG (Preference) (q)	635	217,757
Scout24 SE (m)	2,143	135,844
Siemens AG (Registered)	20,468	3,406,868
Siemens Energy AG*	13,803	243,650
Siemens Healthineers AG (m)	7,726	437,270
Symrise AG, Class A	3,627	379,966
Talanx AG (x)	1,742	99,867
Telefonica Deutschland Holding AG	23,383	65,711
Volkswagen AG	749	124,962
Volkswagen AG (Preference) (q)	5,522	740,652
Vonovia SE	19,521	381,138
Wacker Chemie AG	502	68,890
Zalando SE (m)*	6,360	182,972

		42,257,370

Hong Kong (0.6%)
AIA Group Ltd.	313,600	3,199,718
CK Asset Holdings Ltd.	54,264	301,151
CK Infrastructure Holdings Ltd.	17,500	92,634
CLP Holdings Ltd.	45,000	350,259
Futu Holdings Ltd. (ADR)(x)*	1,558	61,915
Hang Lung Properties Ltd.	49,000	75,628
Hang Seng Bank Ltd.	20,800	296,235
Henderson Land Development Co. Ltd.	39,474	117,702
HKT Trust & HKT Ltd.	101,260	117,937
Hong Kong & China Gas Co. Ltd.	306,856	265,386
Hong Kong Exchanges & Clearing Ltd.	34,028	1,294,052
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	116,186
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,900	7,423
Jardine Matheson Holdings Ltd.	4,200	210,756
Link REIT (REIT)	69,300	385,817
MTR Corp. Ltd.	43,500	200,226
New World Development Co. Ltd. (x)	38,095	94,094
Power Assets Holdings Ltd.	39,000	204,563
Prudential plc	73,852	1,041,487
Sino Land Co. Ltd.	93,001	114,363
Sun Hung Kai Properties Ltd.	39,500	498,208
Swire Pacific Ltd., Class A	10,000	76,937
Swire Properties Ltd.	27,800	68,523
Techtronic Industries Co. Ltd.	37,500	410,330
WH Group Ltd. (m)	229,466	121,945
Wharf Real Estate Investment Co. Ltd.	43,100	215,717

		9,939,192

India (4.1%)
Axis Bank Ltd.	142,680	1,721,809
Bajaj Auto Ltd.	56,773	3,247,673
Bajaj Finance Ltd.	28,604	2,502,922
Delhivery Ltd.*	281,496	1,308,360
DLF Ltd.	1,726,071	10,344,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
HDFC Asset Management Co. Ltd. (m)	48,830	$1,367,202
HDFC Bank Ltd.	213,827	4,442,640
Hindalco Industries Ltd.	521,308	2,686,276
Housing Development Finance Corp. Ltd.	35,361	1,218,263
ICICI Bank Ltd.	498,157	5,693,535
ICICI Bank Ltd. (ADR)	161,771	3,733,675
ICICI Prudential Life Insurance Co. Ltd. (m)*	273,335	1,907,357
Infosys Ltd.	149,920	2,429,928
Infosys Ltd. (ADR)	90,379	1,452,390
Larsen & Toubro Ltd.	72,370	2,182,336
Macrotech Developers Ltd. (m)*	238,248	1,977,167
Mahindra & Mahindra Financial Services Ltd.	58,348	239,693
Mahindra & Mahindra Ltd.	177,613	3,150,605
MakeMyTrip Ltd.*	38,246	1,031,877
Max Healthcare Institute Ltd.*	534,363	3,908,899
Pidilite Industries Ltd.	50,250	1,591,662
Reliance Industries Ltd.	190,809	5,949,485
Star Health & Allied Insurance Co. Ltd.*	217,928	1,556,259
State Bank of India	512,740	3,589,039
United Breweries Ltd.	53,146	981,651

		70,214,803

Indonesia (0.6%)
Bank Central Asia Tbk. PT	5,569,600	3,433,514
Bank Mandiri Persero Tbk. PT	9,901,800	3,467,112
Bank Rakyat Indonesia Persero Tbk. PT	7,530,100	2,737,119
Cisarua Mountain Dairy PT Tbk.	3,826,000	1,071,750

		10,709,495

Ireland (0.2%)
AerCap Holdings NV*	4,642	294,860
AIB Group plc	27,172	114,317
Bank of Ireland Group plc	28,916	276,265
CRH plc	19,940	1,101,335
Kerry Group plc, Class A	4,328	422,290
Kingspan Group plc	4,118	274,171
Smurfit Kappa Group plc	7,104	237,126

		2,720,364

Israel (0.3%)
Azrieli Group Ltd.	1,321	74,660
Bank Hapoalim BM	34,204	280,521
Bank Leumi Le-Israel BM	41,577	311,511
Check Point Software Technologies Ltd.*	2,708	340,179
Elbit Systems Ltd.	703	146,526
ICL Group Ltd.	21,497	117,705
Israel Discount Bank Ltd., Class A	32,262	160,397
Mizrahi Tefahot Bank Ltd.	4,152	138,757
Nice Ltd.*	1,711	353,085
Nice Ltd. (ADR)*	11,794	2,435,461
Teva Pharmaceutical Industries Ltd. (ADR)*	31,914	240,312
Tower Semiconductor Ltd.*	2,819	104,156
Wix.com Ltd.*	1,647	128,861

		4,832,131

Italy (0.7%)
Amplifon SpA	3,278	120,309
Assicurazioni Generali SpA	26,846	546,755
Brunello Cucinelli SpA	23,067	2,033,776
Coca-Cola HBC AG	5,312	158,277
Davide Campari-Milano NV	14,233	197,249
DiaSorin SpA	734	76,390
Enel SpA	219,042	1,475,530
Eni SpA	62,357	899,156
Ferrari NV	3,383	1,107,544
FinecoBank Banca Fineco SpA	17,385	234,505
Infrastrutture Wireless Italiane SpA (m)	8,799	116,179
Intesa Sanpaolo SpA	433,927	1,140,496
Mediobanca Banca di Credito Finanziario SpA	14,867	178,281
Moncler SpA	5,576	385,823
Nexi SpA (m)*	15,168	119,084
Poste Italiane SpA (m)	14,201	154,069
Prysmian SpA	6,755	282,927
Recordati Industria Chimica e Farmaceutica SpA	2,833	135,405
Snam SpA	54,426	284,432
Telecom Italia SpA*	277,848	78,339
Terna – Rete Elettrica Nazionale	38,546	328,335
UniCredit SpA	49,654	1,157,940

		11,210,801

Japan (6.6%)
Advantest Corp.	5,100	683,220
Aeon Co. Ltd.	17,900	366,417
AGC, Inc. (x)	5,300	190,749
Aisin Corp.	3,800	117,462
Ajinomoto Co., Inc.	12,300	489,732
ANA Holdings, Inc.*	4,400	104,979
Asahi Group Holdings Ltd.	12,900	500,043
Asahi Intecc Co. Ltd.	6,400	125,838
Asahi Kasei Corp.	32,600	221,291
Astellas Pharma, Inc.	48,700	725,702
Azbil Corp.	3,000	94,931
Bandai Namco Holdings, Inc.	16,400	379,486
BayCurrent Consulting, Inc.	3,800	142,764
Bridgestone Corp. (x)	15,600	641,009
Brother Industries Ltd.	6,900	101,184
Canon, Inc. (x)	27,400	723,031
Capcom Co. Ltd.	4,700	186,275
Central Japan Railway Co.	3,900	489,085
Chiba Bank Ltd. (The)	13,100	79,476
Chubu Electric Power Co., Inc.	18,000	219,819
Chugai Pharmaceutical Co. Ltd.	18,400	523,297
Concordia Financial Group Ltd.	28,700	113,110
CyberAgent, Inc.	12,600	92,021
Dai Nippon Printing Co. Ltd.	5,800	164,446
Daifuku Co. Ltd.	8,400	171,999
Dai-ichi Life Holdings, Inc.	25,300	485,314
Daiichi Sankyo Co. Ltd.	49,800	1,579,228
Daikin Industries Ltd.	7,100	1,449,285
Daito Trust Construction Co. Ltd.	1,600	162,346
Daiwa House Industry Co. Ltd.	16,300	430,801
Daiwa House REIT Investment Corp. (REIT)	58	111,319
Daiwa Securities Group, Inc.	35,200	182,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Denso Corp.	11,500	$775,288
Dentsu Group, Inc. (x)	5,286	173,382
Disco Corp.	2,400	379,691
East Japan Railway Co.	8,237	456,787
Eisai Co. Ltd.	6,800	458,262
ENEOS Holdings, Inc.	76,933	263,596
FANUC Corp.	25,700	903,622
Fast Retailing Co. Ltd.	4,700	1,206,598
Fuji Electric Co. Ltd.	3,400	149,825
FUJIFILM Holdings Corp.	9,900	587,970
Fujitsu Ltd.	4,800	618,849
GLP J-REIT (REIT)	128	126,214
GMO Payment Gateway, Inc.	1,200	93,684
Hakuhodo DY Holdings, Inc.	6,400	67,572
Hamamatsu Photonics KK	3,800	186,541
Hankyu Hanshin Holdings, Inc.	6,300	208,671
Hikari Tsushin, Inc.	600	86,229
Hirose Electric Co. Ltd.	749	99,691
Hitachi Construction Machinery Co. Ltd.	3,200	90,138
Hitachi Ltd.	25,240	1,562,144
Honda Motor Co. Ltd.	41,500	1,253,656
Hoshizaki Corp.	2,800	100,690
Hoya Corp.	19,900	2,373,859
Hulic Co. Ltd. (x)	11,500	98,694
Ibiden Co. Ltd.	2,900	164,448
Idemitsu Kosan Co. Ltd.	5,839	117,214
Iida Group Holdings Co. Ltd.	4,600	77,847
Inpex Corp. (x)	26,000	289,955
Isuzu Motors Ltd.	15,400	187,494
ITOCHU Corp. (x)	32,000	1,272,585
Itochu Techno-Solutions Corp.	2,900	73,382
Japan Airlines Co. Ltd.	3,588	77,944
Japan Exchange Group, Inc.	13,200	230,919
Japan Metropolitan Fund Invest (REIT)	188	125,564
Japan Post Bank Co. Ltd.	38,600	302,419
Japan Post Holdings Co. Ltd.	59,100	424,962
Japan Post Insurance Co. Ltd.	5,300	79,684
Japan Real Estate Investment Corp. (REIT)	33	125,558
Japan Tobacco, Inc. (x)	31,900	699,218
JFE Holdings, Inc.	13,300	190,850
JSR Corp.	4,500	129,368
Kajima Corp.	12,000	181,508
Kansai Electric Power Co., Inc. (The)	19,400	243,738
Kao Corp.	12,200	441,879
Kawasaki Kisen Kaisha Ltd.	3,800	92,191
KDDI Corp.	40,300	1,245,505
Keio Corp.	2,600	81,756
Keisei Electric Railway Co. Ltd.	3,299	136,733
Keyence Corp.	23,072	10,911,168
Kikkoman Corp.	3,600	203,149
Kintetsu Group Holdings Co. Ltd.	4,600	159,386
Kirin Holdings Co. Ltd. (x)	20,900	305,230
Kobayashi Pharmaceutical Co. Ltd.	1,500	81,615
Kobe Bussan Co. Ltd.	3,900	100,815
Koei Tecmo Holdings Co. Ltd.	3,480	60,191
Koito Manufacturing Co. Ltd.	5,500	99,829
Komatsu Ltd.	25,300	684,575
Konami Group Corp.	2,500	131,009
Kose Corp.	1,000	96,127
Kubota Corp.	27,300	397,689
Kurita Water Industries Ltd.	3,100	119,148
Kyocera Corp.	8,800	478,335
Kyowa Kirin Co. Ltd.	7,300	134,941
Lasertec Corp.	2,100	317,391
Lixil Corp.	8,300	105,412
M3, Inc.	12,100	261,592
Makita Corp.	6,100	171,226
Marubeni Corp.	41,100	702,144
MatsukiyoCocokara & Co.	2,900	162,964
Mazda Motor Corp.	15,160	148,158
McDonald’s Holdings Co. Japan Ltd. (x)	2,110	82,060
Meiji Holdings Co. Ltd.	5,488	122,599
Minebea Mitsumi, Inc.	9,900	187,472
MISUMI Group, Inc.	7,800	156,113
Mitsubishi Chemical Group Corp.	35,800	215,853
Mitsubishi Corp.	33,400	1,619,034
Mitsubishi Electric Corp.	52,900	743,390
Mitsubishi Estate Co. Ltd.	30,800	367,383
Mitsubishi HC Capital, Inc.	24,200	144,196
Mitsubishi Heavy Industries Ltd.	8,800	411,699
Mitsubishi UFJ Financial Group, Inc.	307,500	2,269,769
Mitsui & Co. Ltd.	35,400	1,331,974
Mitsui Chemicals, Inc.	4,800	141,855
Mitsui Fudosan Co. Ltd.	24,600	490,821
Mitsui OSK Lines Ltd. (x)	9,600	229,730
Mizuho Financial Group, Inc.	64,553	985,279
MonotaRO Co. Ltd.	6,300	80,280
MS&AD Insurance Group Holdings, Inc.	11,707	417,139
Murata Manufacturing Co. Ltd.	67,509	3,873,657
NEC Corp.	6,400	311,176
Nexon Co. Ltd.	10,700	205,033
NGK Insulators Ltd.	6,500	77,756
Nidec Corp.	11,100	610,122
Nintendo Co. Ltd.	28,000	1,273,658
Nippon Building Fund, Inc. (REIT) (x)	40	157,339
Nippon Express Holdings, Inc. (x)	1,900	107,156
Nippon Paint Holdings Co. Ltd.	22,400	185,179
Nippon Prologis REIT, Inc. (REIT)	64	128,392
Nippon Sanso Holdings Corp.	4,700	102,162
Nippon Shinyaku Co. Ltd.	1,500	61,186
Nippon Steel Corp.	22,091	463,723
Nippon Telegraph & Telephone Corp.	798,400	946,020
Nippon Yusen KK (x)	13,100	291,115
Nissan Chemical Corp.	3,300	142,209
Nissan Motor Co. Ltd.	61,100	252,323
Nisshin Seifun Group, Inc.	6,180	76,371
Nissin Foods Holdings Co. Ltd.	1,700	140,414
Nitori Holdings Co. Ltd.	2,200	246,156
Nitto Denko Corp.	3,900	289,087
Nomura Holdings, Inc.	77,700	294,889
Nomura Real Estate Holdings, Inc.	2,600	61,848
Nomura Real Estate Master Fund, Inc. (REIT)	113	130,317
Nomura Research Institute Ltd.	10,254	282,795
NTT Data Group Corp.	16,600	232,427
Obayashi Corp.	17,200	149,043
Obic Co. Ltd.	1,800	288,581
Odakyu Electric Railway Co. Ltd.	7,900	105,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Oji Holdings Corp.	19,900	$74,540
Olympus Corp.	32,100	508,107
Omron Corp.	15,300	937,262
Ono Pharmaceutical Co. Ltd.	9,400	170,439
Open House Group Co. Ltd.	1,900	68,542
Oracle Corp.	1,100	81,742
Oriental Land Co. Ltd.	29,400	1,147,807
ORIX Corp.	31,500	576,090
Osaka Gas Co. Ltd.	10,200	156,469
Otsuka Corp.	2,900	112,852
Otsuka Holdings Co. Ltd. (x)	10,700	392,161
Pan Pacific International Holdings Corp.	10,100	180,990
Panasonic Holdings Corp.	60,500	741,124
Persol Holdings Co. Ltd.	4,400	79,626
Rakuten Group, Inc.	36,800	128,175
Recruit Holdings Co. Ltd.	38,800	1,238,245
Renesas Electronics Corp.*	33,800	639,658
Resona Holdings, Inc.	57,105	273,638
Ricoh Co. Ltd.	14,900	127,221
Rohm Co. Ltd.	2,400	226,843
SBI Holdings, Inc.	6,460	124,709
SCSK Corp.	4,800	75,551
Secom Co. Ltd.	5,600	379,190
Seiko Epson Corp.	7,300	113,350
Sekisui Chemical Co. Ltd.	10,200	147,545
Sekisui House Ltd.	16,700	337,943
Seven & i Holdings Co. Ltd.	20,600	890,701
SG Holdings Co. Ltd.	8,600	122,702
Sharp Corp.*	6,699	37,331
Shimadzu Corp.	6,600	204,330
Shimano, Inc.	2,100	351,512
Shimizu Corp.	13,800	87,153
Shin-Etsu Chemical Co. Ltd.	49,100	1,631,926
Shionogi & Co. Ltd.	7,100	299,976
Shiseido Co. Ltd.	10,500	475,715
Shizuoka Financial Group, Inc.	10,900	79,186
SMC Corp.	1,500	833,701
SoftBank Corp.	78,700	841,931
SoftBank Group Corp.	27,700	1,314,688
Sompo Holdings, Inc.	8,581	384,688
Sony Group Corp.	34,000	3,049,720
Square Enix Holdings Co. Ltd.	2,200	102,437
Subaru Corp.	16,600	314,074
SUMCO Corp. (x)	9,100	128,799
Sumitomo Chemical Co. Ltd.	40,400	122,977
Sumitomo Corp.	29,900	635,270
Sumitomo Electric Industries Ltd.	19,500	239,280
Sumitomo Metal Mining Co. Ltd.	6,400	206,278
Sumitomo Mitsui Financial Group, Inc.	35,207	1,506,900
Sumitomo Mitsui Trust Holdings, Inc.	9,102	325,693
Sumitomo Realty & Development Co. Ltd.	7,700	190,844
Suntory Beverage & Food Ltd. (x)	3,700	134,168
Suzuki Motor Corp.	10,100	367,021
Sysmex Corp.	4,700	321,278
T&D Holdings, Inc.	13,300	196,497
Taisei Corp.	4,500	157,394
Takeda Pharmaceutical Co. Ltd.	42,590	1,338,648
TDK Corp.	90,400	3,500,400
Terumo Corp.	17,700	562,933
TIS, Inc.	5,900	147,828
Tobu Railway Co. Ltd.	5,100	136,839
Toho Co. Ltd.	2,800	106,523
Tokio Marine Holdings, Inc.	48,500	1,119,826
Tokyo Electric Power Co. Holdings, Inc.*	41,000	150,374
Tokyo Electron Ltd.	12,100	1,732,763
Tokyo Gas Co. Ltd.	10,700	233,770
Tokyu Corp.	14,000	168,835
Toppan, Inc.	7,100	153,402
Toray Industries, Inc.	39,400	220,119
Toshiba Corp.	11,300	354,189
Tosoh Corp.	6,300	74,691
TOTO Ltd.	3,800	114,613
Toyota Industries Corp.	4,100	294,133
Toyota Motor Corp.	285,570	4,563,705
Toyota Tsusho Corp.	5,500	274,556
Trend Micro, Inc.	3,800	184,026
Unicharm Corp.	11,100	411,266
USS Co. Ltd.	5,400	89,496
Welcia Holdings Co. Ltd.	2,900	60,340
West Japan Railway Co.	6,000	249,702
Yakult Honsha Co. Ltd.	3,600	228,094
Yamaha Corp.	3,600	138,441
Yamaha Motor Co. Ltd.	7,800	224,758
Yamato Holdings Co. Ltd.	7,600	137,447
Yaskawa Electric Corp.	6,300	290,025
Yokogawa Electric Corp.	6,500	119,286
Z Holdings Corp.	74,800	180,634
ZOZO, Inc.	2,900	60,021

		110,892,586

Jordan (0.0%)†
Hikma Pharmaceuticals plc	4,300	103,305

Luxembourg (0.0%)†
ArcelorMittal SA	13,279	361,780
Eurofins Scientific SE	3,808	241,879

		603,659

Macau (0.0%)†
Galaxy Entertainment Group Ltd.*	59,000	376,554
Sands China Ltd.*	63,587	217,625

		594,179

Mexico (0.8%)
Gruma SAB de CV, Class B	224,295	3,601,535
Grupo Financiero Banorte SAB de CV, Class O	408,578	3,361,334
Qualitas Controladora SAB de CV (x)	305,197	2,257,641
Wal-Mart de Mexico SAB de CV	1,242,614	4,928,496

		14,149,006

Netherlands (1.6%)
ABN AMRO Bank NV (CVA) (m)	11,606	180,519
Adyen NV (m)*	581	1,006,649
Aegon NV (x)	45,448	230,181
Akzo Nobel NV	4,590	375,051
Argenx SE*	1,516	586,600
ASM International NV	1,269	539,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ASML Holding NV	15,705	$11,368,390
Euronext NV (m)	2,346	159,571
EXOR NV	2,843	254,031
Ferrovial SE	13,350	422,684
Heineken Holding NV	3,005	261,285
Heineken NV	7,101	730,776
IMCD NV	1,601	230,287
ING Groep NV	97,478	1,316,399
JDE Peet’s NV	2,348	69,846
Koninklijke Ahold Delhaize NV	26,177	892,893
Koninklijke KPN NV	85,311	304,551
Koninklijke Philips NV*	24,457	529,258
NN Group NV	6,753	250,576
OCI NV	3,219	77,277
Randstad NV	2,902	152,940
Shell plc	184,419	5,490,819
Universal Music Group NV	31,758	705,586
Wolters Kluwer NV	7,055	895,808

		27,031,656

New Zealand (0.1%)
Auckland International Airport Ltd.*	34,778	182,242
Fisher & Paykel Healthcare Corp. Ltd.	15,268	229,463
Mercury NZ Ltd.	18,569	74,100
Meridian Energy Ltd.	33,496	115,418
Spark New Zealand Ltd.	51,152	159,886
Xero Ltd.*	3,702	295,867

		1,056,976

Norway (0.1%)
Aker BP ASA	8,949	209,704
DNB Bank ASA	25,256	472,180
Equinor ASA	25,403	737,949
Gjensidige Forsikring ASA	5,811	93,135
Kongsberg Gruppen ASA	2,256	102,622
Mowi ASA	11,333	179,853
Norsk Hydro ASA	35,261	209,584
Orkla ASA	20,516	147,334
Salmar ASA	1,800	72,607
Telenor ASA (x)	18,336	185,876

		2,410,844

Poland (0.3%)
LPP SA*	1,407	4,851,047

Portugal (0.3%)
EDP - Energias de Portugal SA	77,387	378,797
Galp Energia SGPS SA	344,611	4,029,325
Jeronimo Martins SGPS SA	7,835	216,014

		4,624,136

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	91,715	184,999
CapitaLand Integrated Commercial Trust (REIT)	138,969	196,555
CapitaLand Investment Ltd.	65,000	159,760
City Developments Ltd.	11,200	55,837
DBS Group Holdings Ltd.	49,700	1,162,102
Genting Singapore Ltd.	160,157	111,136
Grab Holdings Ltd., Class A*	51,378	176,226
Jardine Cycle & Carriage Ltd.	3,000	77,432
Keppel Corp. Ltd.	37,200	185,162
Mapletree Logistics Trust (REIT)	96,799	116,217
Mapletree Pan Asia Commercial Trust (REIT)	67,100	80,511
Oversea-Chinese Banking Corp. Ltd.	92,778	845,363
Sea Ltd. (ADR)*	9,900	574,596
Seatrium Ltd.*	1,102,611	102,108
Singapore Airlines Ltd.	36,750	194,494
Singapore Exchange Ltd.	25,000	177,993
Singapore Technologies Engineering Ltd.	43,300	118,129
Singapore Telecommunications Ltd.	214,900	398,166
STMicroelectronics NV	18,295	910,148
United Overseas Bank Ltd.	34,767	720,722
UOL Group Ltd.	10,443	49,736
Venture Corp. Ltd.	8,000	87,378

		6,684,770

South Africa (0.8%)
Anglo American Platinum Ltd.	38,982	1,762,651
Anglo American plc (Johannesburg Stock Exchange) (x)	171,915	4,911,462
Anglo American plc (London stock Exchange)	34,165	968,387
AVI Ltd.	630,626	2,285,007
Bidvest Group Ltd. (The)	127,081	1,766,456
Capitec Bank Holdings Ltd.	30,111	2,507,972

		14,201,935

South Korea (1.5%)
Delivery Hero SE (m)*	4,453	196,304
KB Financial Group, Inc.	40,421	1,465,690
Kia Corp.	23,713	1,598,990
Korea Zinc Co. Ltd.	4,157	1,544,727
LG Chem Ltd.	1,241	634,707
Samsung Electronics Co. Ltd.	243,710	13,432,427
Samsung SDI Co. Ltd.	3,417	1,748,216
SK Hynix, Inc.	45,965	4,052,936

		24,673,997

Spain (0.9%)
Acciona SA (x)	635	107,844
ACS Actividades de Construccion y Servicios SA (x)	5,815	204,454
Aena SME SA (m)	2,036	329,109
Amadeus IT Group SA*	63,624	4,850,772
Banco Bilbao Vizcaya Argentaria SA	162,309	1,251,519
Banco Santander SA	443,129	1,644,224
CaixaBank SA	111,124	460,926
Cellnex Telecom SA (m)	15,520	629,183
Corp. ACCIONA Energias Renovables SA	1,975	66,081
EDP Renovaveis SA	7,023	140,667
Enagas SA (x)	6,551	128,718
Endesa SA (x)	8,902	191,238
Grifols SA*	7,525	96,512
Iberdrola SA	156,776	2,047,789
Industria de Diseno Textil SA	29,321	1,139,187
Naturgy Energy Group SA	3,395	101,126
Redeia Corp. SA (x)	11,662	195,842
Repsol SA (x)	35,749	519,791
Telefonica SA	142,397	577,680

		14,682,662

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sweden (1.4%)
Alfa Laval AB	7,819	$285,145
Assa Abloy AB, Class B	212,565	5,102,470
Atlas Copco AB, Class A	540,574	7,796,310
Atlas Copco AB, Class B	42,762	532,796
Beijer Ref AB	9,263	118,374
Boliden AB	7,566	219,002
Embracer Group AB, Class B(x)*	19,518	48,852
Epiroc AB, Class A	18,054	341,973
Epiroc AB, Class B	10,912	176,489
EQT AB	8,886	171,149
Essity AB, Class B	16,604	441,949
Evolution AB (m)	5,009	634,739
Fastighets AB Balder, Class B*	16,094	58,811
Getinge AB, Class B	6,089	106,732
H & M Hennes & Mauritz AB, Class B	17,702	304,434
Hexagon AB, Class B	55,401	682,159
Holmen AB, Class B	2,314	83,163
Husqvarna AB, Class B	10,307	93,492
Industrivarden AB, Class A	3,255	90,252
Industrivarden AB, Class C	4,078	112,532
Indutrade AB	7,396	166,886
Investment AB Latour, Class B	3,593	71,302
Investor AB, Class A	12,002	240,194
Investor AB, Class B	46,558	931,624
Kinnevik AB, Class B*	6,156	85,400
L E Lundbergforetagen AB, Class B	2,221	94,558
Lifco AB, Class B	6,146	133,748
Nibe Industrier AB, Class B	41,519	394,629
Saab AB, Class B	2,202	119,037
Sagax AB, Class B	4,798	94,831
Sandvik AB	29,211	570,392
Securitas AB, Class B	12,981	106,613
Skandinaviska Enskilda Banken AB, Class A	42,366	468,736
Skanska AB, Class B	9,446	132,529
SKF AB, Class B	9,177	159,819
Svenska Cellulosa AB SCA, Class B	15,933	203,248
Svenska Handelsbanken AB, Class A	38,456	322,558
Swedbank AB, Class A	22,865	386,166
Swedish Orphan Biovitrum AB*	5,161	100,654
Tele2 AB, Class B	15,589	129,027
Telefonaktiebolaget LM Ericsson, Class B	78,905	430,354
Telia Co. AB	68,875	151,047
Volvo AB, Class A	5,239	111,727
Volvo AB, Class B	40,316	836,232
Volvo Car AB, Class B*	18,208	72,399

		23,914,533

Switzerland (1.7%)
ABB Ltd. (Registered)	42,331	1,665,653
Adecco Group AG (Registered)	4,160	135,785
Alcon, Inc.	13,424	1,115,342
Bachem Holding AG	945	82,521
Baloise Holding AG (Registered)	1,286	189,133
Banque Cantonale Vaudoise (Registered)	904	95,504
Barry Callebaut AG (Registered)	100	193,038
BKW AG	516	91,149
Chocoladefabriken Lindt & Spruengli AG	26	326,603
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	372,174
Cie Financiere Richemont SA (Registered)	14,058	2,385,272
Clariant AG (Registered)	6,089	88,018
DSM-Firmenich AG*	4,788	515,262
Dufry AG (Registered)*	2,711	123,578
EMS-Chemie Holding AG (Registered)	192	145,417
Geberit AG (Registered)	918	480,621
Givaudan SA (Registered)	246	816,090
Helvetia Holding AG (Registered)	1,021	138,210
Julius Baer Group Ltd.	5,815	366,653
Kuehne + Nagel International AG (Registered)	1,414	418,004
Logitech International SA (Registered)	4,300	255,665
Lonza Group AG (Registered)	5,884	3,513,869
Novartis AG (Registered)	55,202	5,571,394
Partners Group Holding AG	622	585,671
Schindler Holding AG	1,064	249,608
Schindler Holding AG (Registered)	626	140,673
SGS SA (Registered)	4,037	381,290
SIG Group AG	8,369	231,294
Sika AG (Registered)	3,927	1,123,211
Sonova Holding AG (Registered)	1,424	379,347
Straumann Holding AG (Registered)	2,918	473,855
Swatch Group AG (The)	763	223,627
Swatch Group AG (The) (Registered)	1,422	78,163
Swiss Life Holding AG (Registered)	809	473,334
Swiss Prime Site AG (Registered)	2,120	183,986
Swisscom AG (Registered)	710	442,938
Temenos AG (Registered)	1,822	145,072
UBS Group AG (Registered)	88,577	1,802,155
VAT Group AG (m)	740	306,490
Zurich Insurance Group AG	4,052	1,925,120

		28,230,789

Taiwan (1.9%)
Chailease Holding Co. Ltd.*	365,000	2,403,776
CTBC Financial Holding Co. Ltd.	2,939,000	2,349,882
Delta Electronics, Inc.	326,000	3,624,886
MediaTek, Inc.	70,000	1,553,802
Taiwan Semiconductor Manufacturing Co. Ltd.	774,133	14,426,222
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	70,854	7,150,586
Voltronic Power Technology Corp.	14,000	887,654

		32,396,808

Thailand (0.1%)
Kasikornbank PCL	337,600	1,240,951
Tisco Financial Group PCL	509,600	1,394,816

		2,635,767

United Kingdom (2.8%)
3i Group plc	26,664	662,179
abrdn plc	52,207	144,882
Admiral Group plc	5,207	137,973
Ashtead Group plc	11,726	814,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Associated British Foods plc	9,255	$234,750
AstraZeneca plc	41,740	5,978,766
Auto Trader Group plc (m)	24,669	191,201
Aviva plc	75,595	381,001
BAE Systems plc	82,234	970,273
Barclays plc	418,721	817,904
Barratt Developments plc	27,736	145,607
Berkeley Group Holdings plc	3,099	154,358
BP plc	476,545	2,792,004
British American Tobacco plc	57,206	1,897,892
British Land Co. plc (The) (REIT)	22,724	87,635
BT Group plc	187,113	291,119
Bunzl plc	9,150	348,370
Burberry Group plc	10,543	283,749
Centrica plc	156,394	246,295
CK Hutchison Holdings Ltd.	70,264	430,081
CNH Industrial NV	27,475	397,114
Coca-Cola Europacific Partners plc	5,613	361,646
Compass Group plc	46,993	1,314,547
Croda International plc	3,797	271,367
DCC plc	2,725	152,314
Diageo plc	60,723	2,604,772
Entain plc	15,757	255,897
Halma plc	10,266	297,165
Hargreaves Lansdown plc	9,000	93,203
HSBC Holdings plc	538,056	4,255,704
Imperial Brands plc	23,583	521,533
Informa plc	38,534	355,208
InterContinental Hotels Group plc	4,803	331,677
Intertek Group plc	4,258	231,125
J Sainsbury plc	45,774	156,701
JD Sports Fashion plc	69,051	127,986
Johnson Matthey plc	5,180	115,228
Just Eat Takeaway.com NV (m)*	5,582	85,635
Kingfisher plc	53,096	156,207
Land Securities Group plc (REIT)	19,366	141,620
Legal & General Group plc	163,635	474,351
Lloyds Banking Group plc	1,784,484	989,268
London Stock Exchange Group plc	10,810	1,145,501
M&G plc	61,106	148,760
National Grid plc	98,665	1,303,772
NatWest Group plc	145,602	447,050
Next plc	3,282	288,219
Ocado Group plc*	17,320	125,130
Pearson plc	16,843	177,502
Persimmon plc	7,872	102,626
Phoenix Group Holdings plc	19,936	134,747
Reckitt Benckiser Group plc	19,287	1,448,460
RELX plc (London Stock Exchange)	9,475	315,882
RELX plc	41,772	1,392,829
Rentokil Initial plc	69,039	539,245
Rolls-Royce Holdings plc*	229,240	440,282
Sage Group plc (The)	27,127	318,665
Schroders plc	22,758	126,601
Segro plc (REIT)	32,673	297,881
Severn Trent plc	6,823	222,274
Smith & Nephew plc	23,217	374,626
Smiths Group plc	9,151	191,472
Spirax-Sarco Engineering plc	1,969	259,356
SSE plc	29,612	693,726
St James’s Place plc	15,275	211,106
Standard Chartered plc	64,822	565,321
Taylor Wimpey plc	97,436	127,272
Tesco plc	196,480	620,883
Unilever plc (Cboe Europe)	57,126	2,973,935
Unilever plc (London Stock Exchange)	10,903	568,510
United Utilities Group plc	18,001	219,833
Vodafone Group plc	608,474	574,108
Whitbread plc	5,694	245,032
Wise plc, Class A*	16,910	141,103
WPP plc	29,340	306,692

		47,748,961

United States (36.3%)
3M Co.	6,520	652,587
A O Smith Corp.	1,442	104,949
Abbott Laboratories	20,650	2,251,263
AbbVie, Inc.	20,945	2,821,920
Accenture plc, Class A	7,458	2,301,390
Activision Blizzard, Inc.*	8,435	711,071
Adobe, Inc.*	24,913	12,182,208
Advance Auto Parts, Inc.	741	52,092
Advanced Micro Devices, Inc.*	19,096	2,175,225
AES Corp. (The)	7,858	162,896
Aflac, Inc.	6,631	462,844
Agilent Technologies, Inc.	23,825	2,864,956
Air Products and Chemicals, Inc.	2,630	787,764
Akamai Technologies, Inc.*	1,850	166,260
Alaska Air Group, Inc.*	1,589	84,503
Albemarle Corp.	1,358	302,956
Alexandria Real Estate Equities, Inc. (REIT)	1,808	205,190
Align Technology, Inc.*	873	308,728
Allegion plc	1,059	127,101
Alliant Energy Corp.	2,900	152,192
Allstate Corp. (The)	3,188	347,620
Alphabet, Inc., Class A*	302,578	36,218,587
Alphabet, Inc., Class C*	60,624	7,333,685
Altria Group, Inc.	21,147	957,959
Amazon.com, Inc.*	127,788	16,658,444
Amcor plc	17,743	177,075
Ameren Corp.	3,096	252,850
American Airlines Group, Inc.*	7,349	131,841
American Electric Power Co., Inc.	6,077	511,683
American Express Co.	7,051	1,228,284
American International Group, Inc.	8,776	504,971
American Tower Corp. (REIT)	5,515	1,069,579
American Water Works Co., Inc.	2,279	325,327
Ameriprise Financial, Inc.	1,235	410,218
AmerisourceBergen Corp.	1,945	374,276
AMETEK, Inc.	2,701	437,238
Amgen, Inc.	6,324	1,404,054
Amphenol Corp., Class A	7,042	598,218
Analog Devices, Inc.	73,400	14,299,054
ANSYS, Inc.*	1,052	347,444
Aon plc, Class A	2,433	839,872
APA Corp.	3,958	135,245
Apple, Inc.	175,394	34,021,174
Applied Materials, Inc.	9,985	1,443,232
Aptiv plc*	3,287	335,570
Arch Capital Group Ltd.*	4,446	332,783
Archer-Daniels-Midland Co.	6,479	489,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arista Networks, Inc.*	2,926	$474,188
Arthur J Gallagher & Co.	2,495	547,827
Assurant, Inc.	637	80,084
AT&T, Inc.	84,422	1,346,531
Atmos Energy Corp.	1,746	203,130
Autodesk, Inc.*	2,540	519,709
Automatic Data Processing, Inc.	4,907	1,078,510
AutoZone, Inc.*	222	553,526
AvalonBay Communities, Inc. (REIT)	1,683	318,541
Avantor, Inc.*	56,292	1,156,238
Avery Dennison Corp.	940	161,492
Axon Enterprise, Inc.*	821	160,194
Baker Hughes Co., Class A	11,822	373,693
Ball Corp.	3,626	211,069
Bank of America Corp.	82,221	2,358,920
Bank of New York Mellon Corp. (The)	8,628	384,119
Bath & Body Works, Inc.	2,739	102,713
Baxter International, Inc.	6,009	273,770
Becton Dickinson & Co.	3,362	887,602
Berkshire Hathaway, Inc., Class B*	21,155	7,213,855
Best Buy Co., Inc.	2,312	189,468
Biogen, Inc.*	1,729	492,506
Bio-Rad Laboratories, Inc., Class A*	268	101,604
Bio-Techne Corp.	1,798	146,771
BlackRock, Inc.‡	1,774	1,226,082
Boeing Co. (The)*	6,660	1,406,326
Booking Holdings, Inc.*	438	1,182,745
BorgWarner, Inc.	2,715	132,791
Boston Properties, Inc. (REIT)	1,788	102,971
Boston Scientific Corp.*	33,536	1,813,962
Bristol-Myers Squibb Co.	24,922	1,593,762
Broadcom, Inc.	4,949	4,292,911
Broadridge Financial Solutions, Inc.	1,367	226,416
Brown & Brown, Inc.	2,737	188,415
Brown-Forman Corp., Class B	2,248	150,121
Bunge Ltd.	1,728	163,037
Cadence Design Systems, Inc.*	3,249	761,955
Caesars Entertainment, Inc.*	2,632	134,153
Camden Property Trust (REIT)	1,309	142,511
Campbell Soup Co.	2,243	102,528
Capital One Financial Corp.	4,516	493,915
Cardinal Health, Inc.	3,051	288,533
CarMax, Inc.*	1,815	151,916
Carnival Corp.(x)*	11,986	225,696
Carrier Global Corp.	9,867	490,489
Catalent, Inc.*	2,198	95,305
Caterpillar, Inc.	6,111	1,503,612
Cboe Global Markets, Inc.	1,233	170,166
CBRE Group, Inc., Class A*	3,704	298,950
CDW Corp.	1,632	299,472
Celanese Corp., Class A	1,222	141,508
Centene Corp.*	6,523	439,976
CenterPoint Energy, Inc.	7,453	217,255
Ceridian HCM Holding, Inc.*	1,918	128,448
CF Industries Holdings, Inc.	2,341	162,512
CH Robinson Worldwide, Inc.	1,394	131,524
Charles River Laboratories International, Inc.*	4,626	972,617
Charles Schwab Corp. (The)	17,629	999,212
Charter Communications, Inc., Class A*	4,408	1,619,367
Chevron Corp.	20,673	3,252,897
Chipotle Mexican Grill, Inc., Class A*	327	699,453
Chubb Ltd.	4,916	946,625
Church & Dwight Co., Inc.	2,905	291,168
Cigna Group (The)	3,537	992,482
Cincinnati Financial Corp.	1,886	183,546
Cintas Corp.	1,020	507,022
Cisco Systems, Inc.	48,655	2,517,410
Citigroup, Inc.	22,940	1,056,158
Citizens Financial Group, Inc.	5,829	152,020
Clorox Co. (The)	1,466	233,153
CME Group, Inc.	4,260	789,335
CMS Energy Corp.	3,439	202,041
Coca-Cola Co. (The)	46,097	2,775,961
Cognizant Technology Solutions Corp., Class A	6,028	393,508
Colgate-Palmolive Co.	9,892	762,080
Comcast Corp., Class A	49,343	2,050,202
Comerica, Inc.	1,623	68,750
Conagra Brands, Inc.	5,604	188,967
ConocoPhillips	14,355	1,487,322
Consolidated Edison, Inc.	4,163	376,335
Constellation Brands, Inc., Class A	1,923	473,308
Constellation Energy Corp.	3,944	361,073
Cooper Cos., Inc. (The)	576	220,856
Copart, Inc.*	5,039	459,607
Corning, Inc.	9,180	321,667
Corteva, Inc.	8,380	480,174
CoStar Group, Inc.*	4,804	427,556
Costco Wholesale Corp.	5,255	2,829,187
Coterra Energy, Inc.	8,966	226,840
Crown Castle, Inc. (REIT)	5,128	584,284
CSL Ltd.	12,991	2,403,970
CSX Corp.	24,118	822,424
Cummins, Inc.	1,656	405,985
CVS Health Corp.	15,209	1,051,398
CyberArk Software Ltd.*	1,187	185,564
Danaher Corp.	13,147	3,155,280
Darden Restaurants, Inc.	1,441	240,762
Datadog, Inc., Class A*	6,414	631,009
DaVita, Inc.*	706	70,932
Deere & Co.	3,203	1,297,824
Delta Air Lines, Inc.*	7,707	366,391
Dentsply Sirona, Inc.	2,501	100,090
Devon Energy Corp.	7,668	370,671
Dexcom, Inc.*	4,577	588,190
Diamondback Energy, Inc.	2,134	280,322
Digital Realty Trust, Inc. (REIT)	3,362	382,831
Discover Financial Services	3,013	352,069
Dollar General Corp.	2,648	449,577
Dollar Tree, Inc.*	2,458	352,723
Dominion Energy, Inc.	9,861	510,701
Domino’s Pizza, Inc.	433	145,917
Dover Corp.	1,620	239,193
Dow, Inc.	8,283	441,153
DR Horton, Inc.	3,701	450,375
DTE Energy Co.	2,445	268,999
Duke Energy Corp.	9,120	818,429
DuPont de Nemours, Inc.	5,381	384,419
DXC Technology Co.*	2,638	70,487
Eastman Chemical Co.	1,449	121,310
Eaton Corp. plc	4,710	947,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.	6,312	$282,083
Ecolab, Inc.	8,001	1,493,707
Edison International	4,606	319,887
Edwards Lifesciences Corp.*	7,302	688,798
Electronic Arts, Inc.	3,085	400,125
Elevance Health, Inc.	2,829	1,256,896
Eli Lilly and Co.	9,341	4,380,742
Emerson Electric Co.	6,768	611,760
Enphase Energy, Inc.*	1,642	275,002
Entergy Corp.	2,434	236,999
EOG Resources, Inc.	6,957	796,159
EPAM Systems, Inc.*	659	148,110
EQT Corp.	4,248	174,720
Equifax, Inc.	24,783	5,831,440
Equinix, Inc. (REIT)	1,096	859,198
Equity Residential (REIT)	4,044	266,783
Essex Property Trust, Inc. (REIT)	747	175,022
Estee Lauder Cos., Inc. (The), Class A	2,733	536,707
Etsy, Inc.*	1,539	130,215
Everest Re Group Ltd.	509	174,007
Evergy, Inc.	2,657	155,222
Eversource Energy	4,184	296,729
Exelon Corp.	11,728	477,799
Expedia Group, Inc.*	1,782	194,933
Expeditors International of Washington, Inc.	1,813	219,609
Experian plc	24,677	948,228
Extra Space Storage, Inc. (REIT)	1,603	238,607
Exxon Mobil Corp.	47,962	5,143,925
F5, Inc.*	724	105,892
FactSet Research Systems, Inc.	444	177,889
Fair Isaac Corp.*	305	246,809
Fastenal Co.	6,716	396,177
Federal Realty Investment Trust (REIT)	849	82,158
FedEx Corp.	2,750	681,725
Fidelity National Information Services, Inc.	19,733	1,079,395
Fifth Third Bancorp	8,153	213,690
First Solar, Inc.*	1,166	221,645
FirstEnergy Corp.	6,501	252,759
Fiserv, Inc.*	7,323	923,796
FleetCor Technologies, Inc.*	856	214,924
FMC Corp.	1,456	151,919
Ford Motor Co.	46,372	701,608
Fortinet, Inc.*	7,680	580,531
Fortive Corp.	4,274	319,567
Fox Corp., Class A	3,452	117,368
Fox Corp., Class B	1,580	50,386
Franklin Resources, Inc.	3,338	89,158
Freeport-McMoRan, Inc.	16,929	677,160
Garmin Ltd.	1,810	188,765
Gartner, Inc.*	953	333,845
GE HealthCare Technologies, Inc.	4,375	355,425
Gen Digital, Inc.	6,705	124,378
Generac Holdings, Inc.*	755	112,593
General Dynamics Corp.	2,665	573,375
General Electric Co.	12,901	1,417,175
General Mills, Inc.	6,983	535,596
General Motors Co.	16,518	636,934
Genuine Parts Co.	1,700	287,691
Gilead Sciences, Inc.	14,769	1,138,247
Global Payments, Inc.	3,094	304,821
Globe Life, Inc.	1,078	118,170
Goldman Sachs Group, Inc. (The)	3,944	1,272,098
GSK plc	110,283	1,948,115
Haleon plc	139,145	572,626
Halliburton Co.	10,619	350,321
Hartford Financial Services Group, Inc. (The)	3,702	266,618
Hasbro, Inc.	1,463	94,759
HCA Healthcare, Inc.	2,448	742,919
Healthpeak Properties, Inc. (REIT)	6,629	133,243
Henry Schein, Inc.*	1,670	135,437
Hershey Co. (The)	1,732	432,480
Hess Corp.	3,286	446,732
Hewlett Packard Enterprise Co.	15,447	259,510
Hilton Worldwide Holdings, Inc.	3,156	459,356
Holcim AG	14,867	999,546
Hologic, Inc.*	2,978	241,129
Home Depot, Inc. (The)	12,013	3,731,718
Honeywell International, Inc.	7,913	1,641,948
Hormel Foods Corp.	3,310	133,128
Host Hotels & Resorts, Inc. (REIT)	8,216	138,275
Howmet Aerospace, Inc.	4,457	220,889
HP, Inc.	10,078	309,495
Humana, Inc.	1,480	661,752
Huntington Bancshares, Inc.	17,020	183,476
Huntington Ingalls Industries, Inc.	441	100,372
IDEX Corp.	892	192,012
IDEXX Laboratories, Inc.*	3,130	1,571,980
Illinois Tool Works, Inc.	3,288	822,526
Illumina, Inc.*	10,734	2,012,518
Incyte Corp.*	2,104	130,974
Ingersoll Rand, Inc.	4,839	316,277
Insulet Corp.*	816	235,285
Intel Corp.	49,480	1,654,611
Intercontinental Exchange, Inc.	6,619	748,477
International Business Machines Corp.	10,708	1,432,837
International Flavors & Fragrances, Inc.	3,055	243,147
International Paper Co.	4,182	133,029
Interpublic Group of Cos., Inc. (The)	4,520	174,382
Intuit, Inc.	24,511	11,230,695
Intuitive Surgical, Inc.*	11,993	4,100,886
Invesco Ltd.	5,360	90,102
Invitation Homes, Inc. (REIT)	6,890	237,016
IQVIA Holdings, Inc.*	14,200	3,191,734
Iron Mountain, Inc. (REIT)	3,400	193,188
J M Smucker Co. (The)	1,293	190,937
Jack Henry & Associates, Inc.	831	139,051
Jacobs Solutions, Inc.	1,456	173,104
James Hardie Industries plc (CHDI)*	12,054	321,316
JB Hunt Transport Services, Inc.	973	176,142
Johnson & Johnson	30,829	5,102,816
Johnson Controls International plc	8,139	554,591
JPMorgan Chase & Co.	34,740	5,052,586
Juniper Networks, Inc.	3,628	113,665
Kellogg Co.	2,999	202,133
Keurig Dr Pepper, Inc.	9,894	309,385
KeyCorp	11,563	106,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Keysight Technologies, Inc.*	2,090	$349,970
Kimberly-Clark Corp.	3,997	551,826
Kimco Realty Corp. (REIT)	7,078	139,578
Kinder Morgan, Inc.	23,232	400,055
KLA Corp.	1,640	795,433
Kraft Heinz Co. (The)	9,306	330,363
Kroger Co. (The)	7,625	358,375
L3Harris Technologies, Inc.	2,255	441,461
Laboratory Corp. of America Holdings	1,021	246,398
Lam Research Corp.	2,432	1,563,436
Lamb Weston Holdings, Inc.	1,711	196,679
Las Vegas Sands Corp.*	3,882	225,156
Leidos Holdings, Inc.	1,692	149,708
Lennar Corp., Class A	2,965	371,544
Lincoln National Corp.	2,058	53,014
Linde plc	5,833	2,222,840
Live Nation Entertainment, Inc.*	1,631	148,600
LKQ Corp.	3,029	176,500
Lockheed Martin Corp.	2,691	1,238,883
Loews Corp.	2,295	136,277
Lowe’s Cos., Inc.	7,075	1,596,827
LyondellBasell Industries NV, Class A	3,053	280,357
M&T Bank Corp.	2,005	248,139
Marathon Oil Corp.	7,342	169,013
Marathon Petroleum Corp.	5,033	586,848
MarketAxess Holdings, Inc.	468	122,345
Marriott International, Inc., Class A	13,219	2,428,198
Marsh & McLennan Cos., Inc.	5,863	1,102,713
Martin Marietta Materials, Inc.	746	344,421
Marvell Technology, Inc.	72,112	4,310,855
Masco Corp.	2,711	155,557
Mastercard, Inc., Class A	9,926	3,903,896
Match Group, Inc.*	3,217	134,631
McCormick & Co., Inc. (Non-Voting)	2,977	259,684
McDonald’s Corp.	8,675	2,588,707
McKesson Corp.	1,622	693,097
Medtronic plc	15,754	1,387,927
Merck & Co., Inc.	30,029	3,465,046
Meta Platforms, Inc., Class A*	86,828	24,917,899
MetLife, Inc.	7,759	438,616
Mettler-Toledo International, Inc.*	262	343,650
MGM Resorts International	3,808	167,247
Microchip Technology, Inc.	6,465	579,199
Micron Technology, Inc.	12,924	815,634
Microsoft Corp.	102,802	35,008,193
Mid-America Apartment Communities, Inc. (REIT)	1,369	207,896
Moderna, Inc.*	3,906	474,579
Mohawk Industries, Inc.*	645	66,538
Molina Healthcare, Inc.*	683	205,747
Molson Coors Beverage Co., Class B	2,314	152,354
Monday.com Ltd.*	525	89,890
Mondelez International, Inc., Class A	16,147	1,177,762
Monolithic Power Systems, Inc.	532	287,402
Monster Beverage Corp.*	9,156	525,921
Moody’s Corp.	1,866	648,846
Morgan Stanley	15,474	1,321,480
Mosaic Co. (The)	4,079	142,765
Motorola Solutions, Inc.	1,980	580,694
MSCI, Inc., Class A	961	450,988
Nasdaq, Inc.	4,021	200,447
Nestle SA (Registered)	74,061	8,911,368
NetApp, Inc.	2,562	195,737
Netflix, Inc.*	5,275	2,323,585
Newell Brands, Inc.	4,451	38,724
Newmont Corp.	9,323	397,719
News Corp., Class A	4,701	91,669
News Corp., Class B	1,487	29,324
NextEra Energy, Inc.	24,004	1,781,097
NIKE, Inc., Class B	14,616	1,613,168
NiSource, Inc.	5,034	137,680
Nordson Corp.	649	161,069
Norfolk Southern Corp.	2,698	611,798
Northern Trust Corp.	2,469	183,052
Northrop Grumman Corp.	1,704	776,683
Norwegian Cruise Line Holdings Ltd.*	4,800	104,496
NRG Energy, Inc.	2,839	106,150
Nucor Corp.	2,996	491,284
NVIDIA Corp.	36,951	15,631,012
NVR, Inc.*	36	228,622
Occidental Petroleum Corp.	8,600	505,680
Old Dominion Freight Line, Inc.	1,065	393,784
Omnicom Group, Inc.	2,427	230,929
ON Semiconductor Corp.*	5,105	482,831
ONEOK, Inc.	5,200	320,944
Oracle Corp. (Moscow Stock Exchange)	18,202	2,167,676
O’Reilly Automotive, Inc.*	722	689,727
Organon & Co.	3,181	66,197
Otis Worldwide Corp.	4,914	437,395
PACCAR, Inc.	6,164	515,619
Packaging Corp. of America	1,084	143,261
Palo Alto Networks, Inc.*	3,590	917,281
Paramount Global, Class B (x)	6,185	98,403
Parker-Hannifin Corp.	1,519	592,471
Paychex, Inc.	3,776	422,421
Paycom Software, Inc.	568	182,464
PayPal Holdings, Inc.*	13,400	894,182
Pentair plc	2,039	131,719
PepsiCo, Inc.	16,312	3,021,309
Pfizer, Inc.	66,970	2,456,460
PG&E Corp.*	18,669	322,600
Phathom Pharmaceuticals, Inc.(x)*	51,728	740,745
Philip Morris International, Inc.	18,361	1,792,401
Phillips 66	5,519	526,402
Pinnacle West Capital Corp.	1,380	112,415
Pioneer Natural Resources Co.	2,810	582,176
PNC Financial Services Group, Inc. (The)‡	4,749	598,137
Pool Corp.	457	171,210
PPG Industries, Inc.	2,759	409,160
PPL Corp.	8,788	232,530
Principal Financial Group, Inc.	2,765	209,698
Procter & Gamble Co. (The)	27,941	4,239,767
Progressive Corp. (The)	6,927	916,927
Prologis, Inc. (REIT)	10,933	1,340,714
Prudential Financial, Inc.	4,398	387,992
PTC, Inc.*	1,281	182,286
Public Service Enterprise Group, Inc.	5,837	365,455
Public Storage (REIT)	1,872	546,399
PulteGroup, Inc.	2,672	207,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
QIAGEN NV*	6,238	$279,820
Qorvo, Inc.*	1,179	120,293
QUALCOMM, Inc.	13,206	1,572,042
Quanta Services, Inc.	1,717	337,305
Quest Diagnostics, Inc.	1,283	180,338
Ralph Lauren Corp., Class A	486	59,924
Raymond James Financial, Inc.	2,303	238,982
Raytheon Technologies Corp.	17,351	1,699,704
Realty Income Corp. (REIT)	7,986	477,483
Regency Centers Corp. (REIT)	1,837	113,471
Regeneron Pharmaceuticals, Inc.*	1,273	914,701
Regions Financial Corp.	11,088	197,588
Republic Services, Inc., Class A	2,482	380,168
ResMed, Inc.	1,777	388,274
Revvity, Inc.	1,556	184,837
Robert Half International, Inc.	1,321	99,366
Roche Holding AG	18,921	5,782,172
Roche Holding AG CHF 1 (x)	880	288,803
Rockwell Automation, Inc.	1,351	445,087
Rollins, Inc.	2,583	110,630
Roper Technologies, Inc.	1,256	603,885
Ross Stores, Inc.	4,043	453,342
Royal Caribbean Cruises Ltd.*	2,600	269,724
S&P Global, Inc.	34,135	13,684,380
Salesforce, Inc.*	11,614	2,453,574
Sanofi	30,560	3,276,123
SBA Communications Corp. (REIT), Class A	1,304	302,215
Schlumberger NV	16,820	826,198
Schneider Electric SE	14,611	2,663,104
Seagate Technology Holdings plc	2,253	139,393
Sealed Air Corp.	1,639	65,560
Sempra Energy	3,723	542,032
ServiceNow, Inc.*	2,404	1,350,976
Sherwin-Williams Co. (The)	2,793	741,597
Simon Property Group, Inc. (REIT)	3,849	444,483
Skyworks Solutions, Inc.	1,899	210,200
Snap-on, Inc.	607	174,931
SolarEdge Technologies, Inc.*	643	172,999
Southern Co. (The)	12,894	905,804
Southwest Airlines Co.	7,058	255,570
Splunk, Inc.*	11,228	1,191,179
Stanley Black & Decker, Inc.	1,707	159,963
Starbucks Corp.	13,612	1,348,405
State Street Corp.	4,066	297,550
Steel Dynamics, Inc.	1,974	215,028
Stellantis NV (Euronext Paris)	39,968	702,488
Stellantis NV (Italian Stock Exchange)	20,418	359,412
STERIS plc	1,183	266,151
Stryker Corp.	3,993	1,218,224
Swiss Re AG	8,047	810,298
Synchrony Financial	5,176	175,570
Synopsys, Inc.*	1,805	785,915
Sysco Corp.	6,012	446,090
T. Rowe Price Group, Inc.	2,609	292,260
Take-Two Interactive Software, Inc.*	1,868	274,895
Tapestry, Inc.	2,856	122,237
Targa Resources Corp.	2,677	203,720
Target Corp.	5,452	719,119
TE Connectivity Ltd.	3,748	525,320
Teledyne Technologies, Inc.*	558	229,399
Teleflex, Inc.	533	129,002
Tenaris SA	12,639	189,126
Teradyne, Inc.	1,850	205,960
Tesla, Inc.*	31,960	8,366,169
Texas Instruments, Inc.	10,733	1,932,155
Textron, Inc.	2,475	167,384
Thermo Fisher Scientific, Inc.	4,576	2,387,528
TJX Cos., Inc. (The)	13,685	1,160,351
T-Mobile US, Inc.*	6,832	948,965
Tractor Supply Co.	1,279	282,787
Trane Technologies plc	2,713	518,888
TransDigm Group, Inc.	610	545,444
Travelers Cos., Inc. (The)	2,738	475,481
Trimble, Inc.*	2,854	151,091
Truist Financial Corp.	15,694	476,313
Tyler Technologies, Inc.*	503	209,484
Tyson Foods, Inc., Class A	3,424	174,761
UDR, Inc. (REIT)	3,523	151,348
Ulta Beauty, Inc.*	592	278,592
Union Pacific Corp.	7,247	1,482,881
United Airlines Holdings, Inc.*	3,961	217,340
United Parcel Service, Inc., Class B	27,477	4,925,252
United Rentals, Inc.	810	360,750
UnitedHealth Group, Inc.	11,066	5,318,762
Universal Health Services, Inc., Class B	785	123,849
US Bancorp	16,501	545,193
Valero Energy Corp.	4,289	503,100
Ventas, Inc. (REIT)	4,749	224,485
VeriSign, Inc.*	1,097	247,889
Verisk Analytics, Inc., Class A	1,718	388,320
Verizon Communications, Inc.	49,742	1,849,905
Vertex Pharmaceuticals, Inc.*	3,045	1,071,566
VF Corp.	4,059	77,486
Viatris, Inc.	13,773	137,455
VICI Properties, Inc. (REIT), Class A	11,789	370,528
Visa, Inc., Class A	42,877	10,182,430
Vulcan Materials Co.	1,595	359,577
W R Berkley Corp.	2,332	138,894
Walgreens Boots Alliance, Inc.	8,641	246,182
Walmart, Inc.	16,609	2,610,603
Walt Disney Co. (The)*	21,636	1,931,662
Warner Bros Discovery, Inc.*	25,866	324,360
Waste Management, Inc.	4,399	762,875
Waters Corp.*	712	189,776
WEC Energy Group, Inc.	3,825	337,518
Wells Fargo & Co.	44,512	1,899,772
Welltower, Inc. (REIT)	5,896	476,927
West Pharmaceutical Services, Inc.	882	337,339
Western Digital Corp.*	3,850	146,030
Westinghouse Air Brake Technologies Corp.	2,161	236,997
Westrock Co.	3,115	90,553
Weyerhaeuser Co. (REIT)	8,889	297,870
Whirlpool Corp.	663	98,648
Williams Cos., Inc. (The)	14,350	468,241
Willis Towers Watson plc	1,265	297,907
WW Grainger, Inc.	528	416,376
Wynn Resorts Ltd.	1,172	123,775
Xcel Energy, Inc.	6,431	399,815
Xylem, Inc.	2,849	320,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Yum! Brands, Inc.	3,375	$467,606
Zebra Technologies Corp., Class A*	625	184,894
Zimmer Biomet Holdings, Inc.	2,535	369,096
Zions Bancorp NA	1,840	49,422
Zoetis, Inc., Class A	5,520	950,599

		612,933,640

Total Common Stocks (80.4%) (Cost $687,203,183)		1,359,264,322

SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	66,960,286	66,973,679

Total Investment Companies		70,973,679

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.4%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $6,533,740, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $6,661,611. (xx)	$6,530,991	6,530,991

Total Short-Term Investments (4.6%) (Cost $77,509,343)		77,504,670

Total Investments in Securities (85.0%) (Cost $764,712,526)		1,436,768,992
Other Assets Less Liabilities (15.0%)		252,621,223

Net Assets (100%)		$1,689,390,215

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $17,955,588 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $12,132,221. This was collateralized by $2,142,632 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/31/23 - 5/15/53 and by cash of $10,530,991 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CNY	— Chinese Renminbi
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,749	792,227	—	(34,272)	23,861	(183,679)	598,137	14,864	—
Capital Markets
BlackRock, Inc.	1,774	1,324,430	—	(63,269)	44,038	(79,117)	1,226,082	18,460	—

Total		2,116,657	—	(97,541)	67,899	(262,796)	1,824,219	33,324	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,336	9/2023	EUR	64,538,719	1,168,247
FTSE 100 Index	416	9/2023	GBP	39,843,253	(353,204)
S&P 500 E-Mini Index	744	9/2023	USD	166,962,900	5,263,455
SPI 200 Index	131	9/2023	AUD	15,622,733	134,863
TOPIX Index	250	9/2023	JPY	39,641,013	1,208,801

					7,422,162

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	21,562,991	USD	27,164,452	HSBC Bank plc	9/15/2023	226,584
USD	512,517	AUD	757,174	HSBC Bank plc	9/15/2023	7,077

Total unrealized appreciation						233,661

AUD	23,025,479	USD	15,570,059	HSBC Bank plc	9/15/2023	(199,764)
JPY	2,824,099,842	USD	20,553,557	HSBC Bank plc	9/15/2023	(756,578)
USD	49,817,210	EUR	46,070,738	Citibank NA	9/15/2023	(639,766)

Total unrealized depreciation						(1,596,108)

Net unrealized depreciation						(1,362,447)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 882,393, BRL 276,229, CHF 5,528, CNY 33,538, DKK 1,993, EUR 113,714,637, GBP 12,099,333, HKD 2,941, ILS 1,961, INR 123,096, JPY 19,684,296, KRW 2, MXN 1, NOK 2,015, NZD 2,027, PLN 66, SEK 1,288, SGD 5,826 and TRY 3.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$32,469,550	$—	$32,469,550
Austria	—	4,510,479	—	4,510,479
Belgium	—	3,294,074	—	3,294,074
Brazil	20,128,254	153,772	—	20,282,026
Burkina Faso	—	122,782	—	122,782
Canada	1,639,631	—	—	1,639,631
Chile	—	3,762,856	—	3,762,856
China	7,490,798	53,422,315	—	60,913,113
Denmark	—	21,823,342	—	21,823,342
Finland	—	4,635,225	—	4,635,225
France	—	79,505,832	—	79,505,832
Germany	—	42,257,370	—	42,257,370
Hong Kong	388,857	9,550,335	—	9,939,192
India	6,217,942	63,996,861	—	70,214,803
Indonesia	—	10,709,495	—	10,709,495
Ireland	294,860	2,425,504	—	2,720,364
Israel	3,144,813	1,687,318	—	4,832,131
Italy	—	11,210,801	—	11,210,801
Japan	—	110,892,586	—	110,892,586
Jordan	—	103,305	—	103,305
Luxembourg	—	603,659	—	603,659
Macau	—	594,179	—	594,179
Mexico	14,149,006	—	—	14,149,006
Netherlands	—	27,031,656	—	27,031,656
New Zealand	—	1,056,976	—	1,056,976
Norway	—	2,410,844	—	2,410,844
Poland	—	4,851,047	—	4,851,047
Portugal	—	4,624,136	—	4,624,136
Singapore	750,822	5,933,948	—	6,684,770
South Africa	—	14,201,935	—	14,201,935
South Korea	—	24,673,997	—	24,673,997
Spain	—	14,682,662	—	14,682,662
Sweden	—	23,914,533	—	23,914,533
Switzerland	—	28,230,789	—	28,230,789
Taiwan	7,150,586	25,246,222	—	32,396,808
Thailand	—	2,635,767	—	2,635,767
United Kingdom	361,646	47,387,315	—	47,748,961
United States	582,477,125	30,456,515	—	612,933,640
Forward Currency Contracts	—	233,661	—	233,661
Futures	7,775,366	—	—	7,775,366
Short-Term Investments
Investment Companies	70,973,679	—	—	70,973,679
Repurchase Agreement	—	6,530,991	—	6,530,991

Total Assets	$722,943,385	$721,834,634	$—	$1,444,778,019

Liabilities:
Forward Currency Contracts	$—	$(1,596,108)	$—	$(1,596,108)
Futures	$(353,204)	$—	$—	$(353,204)

Total Liabilities	$(353,204)	$(1,596,108)	$—	$(1,949,312)

Total	$722,590,181	$720,238,526	$—	$1,442,828,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$233,661
Equity contracts	Receivables, Net assets – Unrealized appreciation	7,775,366	*

Total		$8,009,027

	Liability Derivatives
Foreign exchange contracts	Payables	(1,596,108)
Equity contracts	Payables, Net assets – Unrealized depreciation	(353,204	)*

Total		$(1,949,312)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(966,717)	$(966,717)
Equity contracts	26,078,657	—	26,078,657

Total	$26,078,657	$(966,717)	$25,111,940

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,158,892)	$(1,158,892)
Equity contracts	16,218,820	—	16,218,820

Total	$16,218,820	$(1,158,892)	$15,059,928

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$328,639,386
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$66,033,082
Average amounts sold – in USD	$51,958,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$233,661	$(233,661)	$—	$—

Total	$233,661	$(233,661)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$639,766	$—	$—	$639,766
HSBC Bank plc	956,342	(233,661)	—	722,681

Total	$1,596,108	$(233,661)	$—	$1,362,447

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$104,979,909
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$184,510,234

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$743,477,580
Aggregate gross unrealized depreciation	(68,878,619)

Net unrealized appreciation	$674,598,961

Federal income tax cost of investments in securities and derivative instruments, if applicable	$768,229,746

For the six months ended June 30, 2023, the Portfolio incurred approximately $1,274 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $533,765)	$1,824,219
Unaffiliated Issuers (Cost $757,647,770)	1,428,413,782
Repurchase Agreements (Cost $6,530,991)	6,530,991
Cash	91,665,277
Foreign cash (Cost $155,774,169)	146,837,173
Cash held as collateral at broker for futures	18,491,668
Dividends, interest and other receivables	4,924,104
Receivable for securities sold	3,828,034
Due from broker for futures variation margin	2,846,870
Unrealized appreciation on forward foreign currency contracts	233,661
Receivable for Portfolio shares sold	79,376
Securities lending income receivable	6,946
Other assets	32,099

Total assets	1,705,714,200

LIABILITIES
Payable for return of collateral on securities loaned	10,530,991
Accrued India taxes	1,701,132
Unrealized depreciation on forward foreign currency contracts	1,596,108
Investment management fees payable	923,461
Payable for securities purchased	679,312
Payable for Portfolio shares repurchased	346,154
Distribution fees payable – Class IB	238,512
Administrative fees payable	177,772
Distribution fees payable – Class IA	7,762
Accrued expenses	122,781

Total liabilities	16,323,985

NET ASSETS	$1,689,390,215

Net assets were comprised of:
Paid in capital	$1,076,942,545
Total distributable earnings (loss)	612,447,670

Net assets	$1,689,390,215

Class IA
Net asset value, offering and redemption price per share, $38,231,082 / 2,400,482 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.93

Class IB
Net asset value, offering and redemption price per share, $1,174,019,031 / 73,978,952 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.87

Class K
Net asset value, offering and redemption price per share, $477,140,102 / 29,896,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.96

(x)	Includes value of securities on loan of $12,132,221.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($33,324 of dividend income received from affiliates) (net of $1,629,190 foreign withholding tax)	$18,792,037
Interest	2,752,781
Securities lending (net)	63,750

Total income	21,608,568

EXPENSES
Investment management fees	6,025,961
Distribution fees – Class IB	1,410,211
Administrative fees	1,061,666
Custodian fees	264,061
Professional fees	66,023
Printing and mailing expenses	49,998
Distribution fees – Class IA	45,437
Trustees’ fees	25,551
Miscellaneous	99,698

Gross expenses	9,048,606
Less: Waiver from investment manager	(530,594)

Net expenses	8,518,012

NET INVESTMENT INCOME (LOSS)	13,090,556

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($67,899 realized gain (loss) from affiliates) (net of India tax of $291,727 on realized gain on investments)	35,386,695
Futures contracts	26,078,657
Forward foreign currency contracts	(966,717)
Foreign currency transactions	(4,641,807)

Net realized gain (loss)	55,856,828

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $418,495 on unrealized appreciation on investments) ($(262,796) of change in unrealized appreciation (depreciation) from affiliates)	130,000,094
Futures contracts	16,218,820
Forward foreign currency contracts	(1,158,892)
Foreign currency translations	5,428,905

Net change in unrealized appreciation (depreciation)	150,488,927

NET REALIZED AND UNREALIZED GAIN (LOSS)	206,345,755

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$219,436,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,090,556	$16,143,833
Net realized gain (loss)	55,856,828	6,715,573
Net change in unrealized appreciation (depreciation)	150,488,927	(471,875,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	219,436,311	(449,015,720)

Distributions to shareholders:
Class IA	—	(1,095,947)
Class IB	—	(34,933,103)
Class K	—	(16,607,212)

Total distributions to shareholders	—	(52,636,262)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 30,544 and 69,890 shares, respectively ]	462,054	1,045,024
Capital shares issued in reinvestment of dividends and distributions [ 0 and 82,348 shares, respectively ]	—	1,095,947
Capital shares repurchased [ (98,474) and (223,307) shares, respectively]	(1,482,054)	(3,372,937)

Total Class IA transactions	(1,020,000)	(1,231,966)

Class IB
Capital shares sold [ 394,314 and 1,370,064 shares, respectively ]	5,935,235	20,473,904
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,634,357 shares, respectively ]	—	34,933,103
Capital shares repurchased [ (4,540,194) and (7,673,662) shares, respectively]	(67,917,996)	(114,849,685)

Total Class IB transactions	(61,982,761)	(59,442,678)

Class K
Capital shares sold [ 35,260 and 1,071,084 shares, respectively ]	535,498	15,302,820
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,236,973 shares, respectively ]	—	16,607,212
Capital shares repurchased [ (4,464,274) and (3,404,025) shares, respectively]	(68,698,555)	(51,070,281)

Total Class K transactions	(68,163,057)	(19,160,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(131,165,818)	(79,834,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	88,270,493	(581,486,875)
NET ASSETS:
Beginning of period	1,601,119,722	2,182,606,597

End of period	$1,689,390,215	$1,601,119,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021		2020	2019	2018
Net asset value, beginning of period	$13.96		$18.26	$19.28		$17.94	$14.92	$18.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.13	0.08	(aa)	0.10	0.22	0.19
Net realized and unrealized gain (loss)	1.86		(3.98)	2.90		2.40	3.53	(2.40)

Total from investment operations	1.97		(3.85)	2.98		2.50	3.75	(2.21)

Less distributions:
Dividends from net investment income	—		(0.05)	(0.19)		(0.11)	(0.23)	(0.20)
Distributions from net realized gains	—		(0.40)	(3.81)		(1.05)	(0.50)	(1.39)

Total dividends and distributions	—		(0.45)	(4.00)		(1.16)	(0.73)	(1.59)

Net asset value, end of period	$15.93		$13.96	$18.26		$19.28	$17.94	$14.92

Total return (b)	14.11%		(20.95)%	15.86%		14.31%	25.24%	(12.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,231		$34,466	$46,381		$42,681	$39,856	$34,859
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.14	%(g)	1.10%	1.10%	1.14%
Before waivers (a)(f)	1.16%		1.16%	1.18	%(g)	1.16%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.50%		0.85%	0.38	%(bb)	0.56%	1.31%	1.05%
Before waivers (a)(f)	1.44%		0.79%	0.35	%(bb)	0.51%	1.25%	1.03%
Portfolio turnover rate^	8	%(z)	13%	11%		15%	10%	13%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020	2019	2018
Net asset value, beginning of period	$13.91		$18.20	$19.22		$17.90	$14.88	$18.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.13	0.08	(aa)	0.10	0.22	0.19
Net realized and unrealized gain (loss)	1.85		(3.97)	2.90		2.38	3.53	(2.40)

Total from investment operations	1.96		(3.84)	2.98		2.48	3.75	(2.21)

Less distributions:
Dividends from net investment income	—		(0.05)	(0.19)		(0.11)	(0.23)	(0.20)
Distributions from net realized gains	—		(0.40)	(3.81)		(1.05)	(0.50)	(1.39)

Total dividends and distributions	—		(0.45)	(4.00)		(1.16)	(0.73)	(1.59)

Net asset value, end of period	$15.87		$13.91	$18.20		$19.22	$17.90	$14.88

Total return (b)	14.09%		(20.96)%	15.91%		14.22%	25.31%	(12.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,174,019		$1,086,961	$1,488,733		$1,418,328	$1,382,004	$1,227,363
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.14	%(g)	1.10%	1.10%	1.14%
Before waivers (a)(f)	1.16%		1.16%	1.18	%(g)	1.16%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.50%		0.85%	0.38	%(bb)	0.57%	1.31%	1.05%
Before waivers (a)(f)	1.44%		0.79%	0.35	%(bb)	0.51%	1.25%	1.04%
Portfolio turnover rate^	8	%(z)	13%	11%		15%	10%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020	2019	2018
Net asset value, beginning of period	$13.97		$18.28	$19.29		$17.94	$14.92	$18.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.17	0.13	(aa)	0.14	0.26	0.24
Net realized and unrealized gain (loss)	1.86		(3.99)	2.91		2.42	3.54	(2.41)

Total from investment operations	1.99		(3.82)	3.04		2.56	3.80	(2.17)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.24)		(0.16)	(0.28)	(0.24)
Distributions from net realized gains	—		(0.40)	(3.81)		(1.05)	(0.50)	(1.39)

Total dividends and distributions	—		(0.49)	(4.05)		(1.21)	(0.78)	(1.63)

Net asset value, end of period	$15.96		$13.97	$18.28		$19.29	$17.94	$14.92

Total return (b)	14.24%		(20.78)%	16.17%		14.61%	25.53%	(11.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$477,140		$479,692	$647,493		$631,107	$672,566	$594,488
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.89	%(g)	0.85%	0.85%	0.89%
Before waivers (a)(f)	0.91%		0.91%	0.93	%(g)	0.91%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.75%		1.10%	0.63	%(bb)	0.83%	1.56%	1.28%
Before waivers (a)(f)	1.69%		1.04%	0.60	%(bb)	0.78%	1.50%	1.27%
Portfolio turnover rate^	8	%(z)	13%	11%		15%	10%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.11 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Exchange Traded Funds	61.9%
Investment Companies	36.3
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,109.30	$5.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.53	5.31

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.06%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.1%)
iShares Core S&P 500 ETF	28,000	$12,479,880
SPDR S&P 500 ETF Trust	170,752	75,690,948
Vanguard S&P 500 ETF	30,900	12,584,950

Total Equity		100,755,778

Fixed Income (29.8%)
Vanguard Intermediate-Term Corporate Bond ETF	1,187,600	93,856,028

Total Exchange Traded Funds (61.9%) (Cost $183,110,045)		194,611,806

SHORT-TERM INVESTMENTS:
Investment Companies (36.3%)
Goldman Sachs Financial Square Funds – Government Fund 5.02% (7 day yield) ‡	19,506,274	19,506,274
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.99% (7 day yield) ‡	19,498,123	19,498,124
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.98% (7 day yield) ‡	19,497,400	19,497,400
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	55,702,816	55,713,957

Total Investment Companies		114,215,755

Total Short-Term Investments (36.3%) (Cost $114,220,922)		114,215,755

Total Investments in Securities (98.2%) (Cost $297,330,967)		308,827,561
Other Assets Less Liabilities (1.8%)		5,516,490

Net Assets (100%)		$314,344,051

‡ All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund 5.02% (7 day yield)	19,506,274	17,663,755	1,842,519	—	—	—	19,506,274	437,634	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.99% (7 day yield)	19,498,123	17,658,173	1,839,951	—	—	—	19,498,124	434,818	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.98% (7 day yield)	19,497,400	17,656,899	1,840,501	—	—	—	19,497,400	435,511	—

Total		52,978,827	5,522,971	—	—	—	58,501,798	1,307,963	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	568	9/2023	EUR	27,438,617	155,192
FTSE 100 Index	192	9/2023	GBP	18,389,194	(198,566)
Russell 2000 E-Mini Index	197	9/2023	USD	18,751,445	176,356
S&P 500 E-Mini Index	35	9/2023	USD	7,854,438	175,878
S&P Midcap 400 E-Mini Index	104	9/2023	USD	27,498,640	781,303
TOPIX Index	122	9/2023	JPY	19,344,814	526,260

					1,616,423

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$194,611,806	$—	$—	$194,611,806
Futures	1,814,989	—	—	1,814,989
Short-Term Investments
Investment Companies	114,215,755	—	—	114,215,755

Total Assets	$310,642,550	$—	$—	$310,642,550

Liabilities:
Futures	$(198,566)	$—	$—	$(198,566)

Total Liabilities	$(198,566)	$—	$—	$(198,566)

Total	$310,443,984	$—	$—	$310,443,984

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,814,989	*

Total		$1,814,989

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(198,566	)*

Total		$(198,566)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,913,472	$6,913,472

Total	$6,913,472	$6,913,472

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,094,178	$4,094,178

Total	$4,094,178	$4,094,178

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$105,411,416

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,372,872
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,573,612

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,855,834
Aggregate gross unrealized depreciation	(9,007,836)

Net unrealized appreciation	$14,847,998

Federal income tax cost of investments in securities and derivative instruments, if applicable	$295,595,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $58,501,798)	$58,501,798
Unaffiliated Issuers (Cost $238,829,169)	250,325,763
Cash	500,000
Foreign cash (Cost $486,418)	419,406
Due from broker for futures variation margin	8,228,366
Dividends, interest and other receivables	783,384
Due from Custodian	364,332
Receivable for Portfolio shares sold	85,384
Securities lending income receivable	3,829
Other assets	10,874

Total assets	319,223,136

LIABILITIES
Payable for securities purchased	4,554,620
Investment management fees payable	160,809
Distribution fees payable – Class IB	62,298
Payable for Portfolio shares repurchased	32,432
Administrative fees payable	31,825
Accrued expenses	37,101

Total liabilities	4,879,085

NET ASSETS	$314,344,051

Net assets were comprised of:
Paid in capital	$312,390,470
Total distributable earnings (loss)	1,953,581

Net assets	$314,344,051

Class IB
Net asset value, offering and redemption price per share, $314,344,051 / 28,693,529 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($1,307,963 of dividend income received from affiliates)	$4,240,191
Interest	100,452
Securities lending (net)	33,796

Total income	4,374,439

EXPENSES
Investment management fees	1,098,400
Distribution fees – Class IB	343,250
Administrative fees	175,573
Professional fees	30,280
Printing and mailing expenses	12,397
Custodian fees	4,612
Trustees’ fees	4,073
Miscellaneous	7,712

Gross expenses	1,676,297
Less: Waiver from investment manager	(218,432)

Net expenses	1,457,865

NET INVESTMENT INCOME (LOSS)	2,916,574

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,711)
Futures contracts	6,913,472
Foreign currency transactions	(53,994)

Net realized gain (loss)	6,856,767

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,735,713
Futures contracts	4,094,178
Foreign currency translations	(84,740)

Net change in unrealized appreciation (depreciation)	18,745,151

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,601,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,518,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,916,574	$2,161,199
Net realized gain (loss)	6,856,767	(8,195,757)
Net change in unrealized appreciation (depreciation)	18,745,151	(31,061,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,518,492	(37,095,628)

Distributions to shareholders:
Class IB	—	(2,788,360)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,069,146 and 6,296,029 shares, respectively ]	42,824,246	65,443,222
Capital shares issued in reinvestment of dividends and distributions [ 0 and 278,119 shares, respectively ]	—	2,788,360
Capital shares repurchased [ (535,577) and (394,327) shares, respectively]	(5,617,187)	(4,004,194)

Total Class IB transactions	37,207,059	64,227,388

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	37,207,059	64,227,388

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,725,551	24,343,400
NET ASSETS:
Beginning of period	248,618,500	224,275,100

End of period	$314,344,051	$248,618,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,						February 1, 2019* to December 31, 2019
Class IB			2022		2021		2020
Net asset value, beginning of period	$9.88		$11.82		$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.10		—	#	0.05		0.16
Net realized and unrealized gain (loss)	0.97		(1.92)		1.52		0.25		1.40

Total from investment operations	1.08		(1.82)		1.52		0.30		1.56

Less distributions:
Dividends from net investment income	—		(0.08)		(0.02)		(0.07)		(0.08)
Distributions from net realized gains	—		(0.04)		(1.09)		(0.12)		(0.18)

Total dividends and distributions	—		(0.12)		(1.11)		(0.19)		(0.26)

Net asset value, end of period	$10.96		$9.88		$11.82		$11.41		$11.30

Total return (b)	10.93%		(15.46)%		13.58%		2.79%		15.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$314,344		$248,619		$224,275		$139,815		$67,229
Ratio of expenses to average net assets:
After waivers (a)(f)	1.06	%(j)	1.11	%(k)	1.13	%(g)(m)	1.10	%(m)	1.09	%(m)
Before waivers (a)(f)	1.22%		1.23%		1.23	%(g)	1.26%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	2.12%		0.95%		0.02%		0.45%		1.55	%(l)
Before waivers (a)(f)(x)	1.96%		0.83%		(0.08)%		0.29%		1.21	%(l)
Portfolio turnover rate^	4	%(z)	23%		13%		41%		45	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.07		0.18
Net realized and unrealized gain (loss)	0.42		0.26		1.41

Total from investment operations	0.42		0.33		1.59

Less distributions:
Dividends from net investment income	—		(0.10)		(0.11)
Distributions from net realized gains	—		(0.12)		(0.18)

Total dividends and distributions	—		(0.22)		(0.29)

Net asset value, end of period	$11.83		$11.41		$11.30

Total return (b)	3.68%		3.02%		15.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$5,063		$11,471
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(g)(m)	0.85	%(m)	0.84	%(m)
Before waivers (a)(f)	1.00	%(g)	1.01%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		0.67%		1.80	%(l)
Before waivers (a)(f)(x)	(0.10)%		0.50%		1.30	%(l)
Portfolio turnover rate^	13%		41%		45	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	19.8%
Financials	15.5
Materials	9.3
Information Technology	9.1
Consumer Discretionary	8.9
Real Estate	8.6
Utilities	8.1
Health Care	7.6
Consumer Staples	4.4
Energy	4.3
Communication Services	3.0
Repurchase Agreement	0.4
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,051.90	$5.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Entertainment (2.2%)
Electronic Arts, Inc.	13,415	$1,739,925
Live Nation Entertainment, Inc.*	10,027	913,560
Warner Bros Discovery, Inc.*	31,983	401,067

		3,054,552

Interactive Media & Services (0.8%)
Match Group, Inc.*	26,263	1,099,107

Total Communication Services		4,153,659

Consumer Discretionary (8.9%)
Automobile Components (0.4%)
Aptiv plc*	6,085	621,217

Broadline Retail (0.7%)
Etsy, Inc.*	10,695	904,904

Hotels, Restaurants & Leisure (3.2%)
Las Vegas Sands Corp.*	29,236	1,695,688
Yum! Brands, Inc.	19,616	2,717,797

		4,413,485

Household Durables (0.9%)
Lennar Corp., Class A	10,086	1,263,877

Specialty Retail (3.7%)
Burlington Stores, Inc.*	3,277	515,767
Foot Locker, Inc. (x)	38,221	1,036,171
RH (x)*	2,826	931,422
Ross Stores, Inc.	23,587	2,644,810

		5,128,170

Total Consumer Discretionary		12,331,653

Consumer Staples (4.4%)
Beverages (1.5%)
Coca-Cola Europacific Partners plc	31,664	2,040,111

Consumer Staples Distribution & Retail (1.4%)
Grocery Outlet Holding Corp.*	33,196	1,016,129
Performance Food Group Co.*	16,519	995,105

		2,011,234

Food Products (1.5%)
McCormick & Co., Inc. (Non-Voting)	13,829	1,206,304
Utz Brands, Inc.	54,559	892,585

		2,098,889

Total Consumer Staples		6,150,234

Energy (4.3%)
Oil, Gas & Consumable Fuels (4.3%)
Cheniere Energy, Inc.	8,309	1,265,959
Chesapeake Energy Corp. (x)	12,000	1,004,160
Devon Energy Corp.	35,226	1,702,825
Diamondback Energy, Inc.	6,443	846,353
Marathon Oil Corp.	50,701	1,167,137

Total Energy		5,986,434

Financials (15.5%)
Banks (2.8%)
Citizens Financial Group, Inc.	24,344	634,892
East West Bancorp, Inc.	18,694	986,856
M&T Bank Corp.	11,169	1,382,276
Pinnacle Financial Partners, Inc.	15,279	865,555

		3,869,579

Capital Markets (4.0%)
Carlyle Group, Inc. (The)	43,843	1,400,784
MSCI, Inc., Class A	2,175	1,020,706
Nasdaq, Inc.	26,784	1,335,182
Raymond James Financial, Inc.	16,573	1,719,780

		5,476,452

Financial Services (2.6%)
Fidelity National Information Services, Inc.	22,685	1,240,869
Jack Henry & Associates, Inc.	6,633	1,109,900
Voya Financial, Inc.	18,104	1,298,238

		3,649,007

Insurance (6.1%)
Allstate Corp. (The)	14,793	1,613,029
American Financial Group, Inc.	5,396	640,775
Arch Capital Group Ltd.*	22,175	1,659,799
Arthur J Gallagher & Co.	7,385	1,621,525
Globe Life, Inc.	10,091	1,106,175
Markel Group, Inc.*	407	562,954
Unum Group	27,216	1,298,203

		8,502,460

Total Financials		21,497,498

Health Care (7.6%)
Biotechnology (1.3%)
Biogen, Inc.*	2,686	765,107
BioMarin Pharmaceutical, Inc.*	8,897	771,192
Sarepta Therapeutics, Inc.*	2,569	294,202

		1,830,501

Health Care Equipment & Supplies (3.5%)
Cooper Cos., Inc. (The)	5,621	2,155,260
Zimmer Biomet Holdings, Inc.	18,858	2,745,725

		4,900,985

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	9,224	1,774,974
Centene Corp.*	10,260	692,037

		2,467,011

Life Sciences Tools & Services (1.0%)
Mettler-Toledo International, Inc.*	419	549,577
West Pharmaceutical Services, Inc.	2,071	792,096

		1,341,673

Total Health Care		10,540,170

Industrials (19.8%)
Aerospace & Defense (2.4%)
L3Harris Technologies, Inc.	4,194	821,059
TransDigm Group, Inc.	876	783,293
Woodward, Inc.	14,250	1,694,468

		3,298,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (1.8%)
Allegion plc	9,692	$1,163,234
Trane Technologies plc	7,044	1,347,235

		2,510,469

Electrical Equipment (3.0%)
AMETEK, Inc.	16,149	2,614,200
Rockwell Automation, Inc.	4,793	1,579,054

		4,193,254

Ground Transportation (2.1%)
Old Dominion Freight Line, Inc.	5,245	1,939,339
Saia, Inc.*	2,827	967,993

		2,907,332

Machinery (8.4%)
Chart Industries, Inc. (x)*	8,114	1,296,536
Cummins, Inc.	10,865	2,663,663
Fortive Corp.	31,050	2,321,609
ITT, Inc.	24,186	2,254,377
Stanley Black & Decker, Inc.	23,257	2,179,413
Xylem, Inc.	7,572	852,759

		11,568,357

Passenger Airlines (0.6%)
United Airlines Holdings, Inc.*	15,693	861,075

Trading Companies & Distributors (1.5%)
Fastenal Co.	12,355	728,821
United Rentals, Inc.	2,932	1,305,825

		2,034,646

Total Industrials		27,373,953

Information Technology (9.1%)
Communications Equipment (2.4%)
Motorola Solutions, Inc.	4,098	1,201,861
Viavi Solutions, Inc.*	181,841	2,060,259

		3,262,120

Electronic Equipment, Instruments & Components (1.9%)
Keysight Technologies, Inc.*	9,241	1,547,405
Zebra Technologies Corp., Class A*	3,467	1,025,643

		2,573,048

Semiconductors & Semiconductor Equipment (3.1%)
Marvell Technology, Inc.	51,331	3,068,567
MKS Instruments, Inc.	11,895	1,285,850

		4,354,417

Software (1.7%)
ANSYS, Inc.*	2,880	951,178
DocuSign, Inc., Class A*	11,116	567,916
Dynatrace, Inc.*	16,002	823,623

		2,342,717

Total Information Technology		12,532,302

Materials (9.3%)
Chemicals (3.1%)
Ashland, Inc.	23,097	2,007,360
Celanese Corp., Class A	8,767	1,015,219
PPG Industries, Inc.	8,298	1,230,593

		4,253,172

Construction Materials (2.4%)
Martin Marietta Materials, Inc.	7,196	3,322,321

Containers & Packaging (1.6%)
Ball Corp.	39,351	2,290,622

Metals & Mining (2.2%)
ATI, Inc.*	22,222	982,879
Steel Dynamics, Inc.	19,205	2,092,001

		3,074,880

Total Materials		12,940,995

Real Estate (8.6%)
Health Care REITs (0.8%)
Ventas, Inc. (REIT)	23,239	1,098,508

Industrial REITs (1.7%)
Americold Realty Trust, Inc. (REIT)	29,303	946,487
EastGroup Properties, Inc. (REIT)	8,291	1,439,317

		2,385,804

Office REITs (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	14,307	1,623,701

Residential REITs (2.8%)
AvalonBay Communities, Inc. (REIT)	10,837	2,051,119
Equity LifeStyle Properties, Inc. (REIT)	14,453	966,761
Invitation Homes, Inc. (REIT)	24,564	845,002

		3,862,882

Retail REITs (0.6%)
Regency Centers Corp. (REIT)	14,381	888,314

Specialized REITs (1.5%)
CubeSmart (REIT)	26,184	1,169,377
VICI Properties, Inc. (REIT), Class A	28,171	885,415

		2,054,792

Total Real Estate		11,914,001

Utilities (8.1%)
Electric Utilities (2.8%)
Eversource Energy	14,209	1,007,702
FirstEnergy Corp.	22,806	886,697
Xcel Energy, Inc.	33,285	2,069,329

		3,963,728

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp. (The)	65,273	1,353,109

Multi-Utilities (3.6%)
Ameren Corp.	12,115	989,432
CMS Energy Corp.	30,396	1,785,765
NiSource, Inc.	24,485	669,665
WEC Energy Group, Inc.	17,311	1,527,523

		4,972,385

Water Utilities (0.7%)
American Water Works Co., Inc.	6,795	969,986

Total Utilities		11,259,208

Total Common Stocks (98.6%) (Cost $122,409,937)		136,680,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.4%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $530,697, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $541,311. (xx)	$530,475	$530,475

Total Short-Term Investment (0.4%) (Cost $530,475)		530,475

Total Investments in Securities (99.0%) (Cost $122,940,412)		137,210,582
Other Assets Less Liabilities (1.0%)		1,427,912

Net Assets (100%)		$138,638,494

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,540,768. This was collateralized by $3,056,704 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.440%, maturing 10/26/23 - 11/15/52 and by cash of $530,475 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,153,659	$—	$—	$4,153,659
Consumer Discretionary	12,331,653	—	—	12,331,653
Consumer Staples	6,150,234	—	—	6,150,234
Energy	5,986,434	—	—	5,986,434
Financials	21,497,498	—	—	21,497,498
Health Care	10,540,170	—	—	10,540,170
Industrials	27,373,953	—	—	27,373,953
Information Technology	12,532,302	—	—	12,532,302
Materials	12,940,995	—	—	12,940,995
Real Estate	11,914,001	—	—	11,914,001
Utilities	11,259,208	—	—	11,259,208
Short-Term Investment
Repurchase Agreement	—	530,475	—	530,475

Total Assets	$136,680,107	$530,475	$—	$137,210,582

Total Liabilities	$—	$—	$—	$—

Total	$136,680,107	$530,475	$—	$137,210,582

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,901,868
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$41,410,075

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,117,264
Aggregate gross unrealized depreciation	(5,899,571)

Net unrealized appreciation	$14,217,693

Federal income tax cost of investments in securities and derivative instruments, if applicable	$122,992,889

For the six months ended June 30, 2023, the Portfolio incurred approximately $490 as brokerage commissions with BTIG LLC, $400 as brokerage commissions with Liquidnet Inc. and $717 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $122,409,937)	$136,680,107
Repurchase Agreements (Cost $530,475)	530,475
Cash	2,306,194
Dividends, interest and other receivables	171,534
Receivable for Portfolio shares sold	34,265
Securities lending income receivable	826
Other assets	2,359

Total assets	139,725,760

LIABILITIES
Payable for return of collateral on securities loaned	530,475
Payable for Portfolio shares repurchased	407,436
Investment management fees payable	74,672
Distribution fees payable – Class IB	27,650
Administrative fees payable	10,353
Accrued expenses	36,680

Total liabilities	1,087,266

NET ASSETS	$138,638,494

Net assets were comprised of:
Paid in capital	$121,869,362
Total distributable earnings (loss)	16,769,132

Net assets	$138,638,494

Class IB
Net asset value, offering and redemption price per share, $138,638,494 / 6,844,633 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.26

(x)	Includes value of securities on loan of $3,540,768.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$1,153,280
Interest	42,107
Securities lending (net)	2,587

Total income	1,197,974

EXPENSES
Investment management fees	514,377
Distribution fees – Class IB	167,005
Administrative fees	62,738
Professional fees	29,379
Printing and mailing expenses	8,724
Custodian fees	7,785
Trustees’ fees	2,088
Miscellaneous	1,535

Gross expenses	793,631
Less: Waiver from investment manager	(65,318)

Net expenses	728,313

NET INVESTMENT INCOME (LOSS)	469,661

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	2,766,525
Net change in unrealized appreciation (depreciation) on investments in securities	3,630,369

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,396,894

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,866,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$469,661	$776,810
Net realized gain (loss)	2,766,525	9,430,753
Net change in unrealized appreciation (depreciation)	3,630,369	(26,206,265)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,866,555	(15,998,702)

Distributions to shareholders:
Class IB	—	(15,272,869)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 396,643 and 913,115 shares, respectively ]	7,730,548	20,021,654
Capital shares issued in reinvestment of dividends and distributions [ 0 and 767,508 shares, respectively ]	—	15,272,869
Capital shares repurchased [ (467,221) and (1,039,022) shares, respectively]	(9,125,749)	(22,880,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,395,201)	12,414,222

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,471,354	(18,857,349)
NET ASSETS:
Beginning of period	133,167,140	152,024,489

End of period	$138,638,494	$133,167,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$19.26		$24.23		$20.69		$19.31		$15.11		$16.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.12		0.05	(1)	0.09		0.13		0.03
Net realized and unrealized gain (loss)	0.93		(2.67)		6.18		1.52		4.51		(1.57)

Total from investment operations	1.00		(2.55)		6.23		1.61		4.64		(1.54)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.06)		(0.09)		(0.14)		(0.04)
Distributions from net realized gains	—		(2.29)		(2.63)		(0.12)		(0.30)		—
Return of capital	—		—		—		(0.02)		—		—

Total dividends and distributions	—		(2.42)		(2.69)		(0.23)		(0.44)		(0.04)

Net asset value, end of period	$20.26		$19.26		$24.23		$20.69		$19.31		$15.11

Total return (b)	5.19%		(10.60)%		30.49%		8.46%		30.78%		(9.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$138,638		$133,167		$152,024		$110,727		$105,893		$84,612
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (a)(f)	1.19%		1.18%		1.19%		1.23%		1.24%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.70%		0.57%		0.22	%(aa)	0.49%		0.70%		1.03	%(I)
Before waivers (a)(f)	0.61%		0.48%		0.13	%(aa)	0.36%		0.56%		0.81	%(I)
Portfolio turnover rate^	31	%(z)	72%		65%		97%		81%		16	%(z)
*	Commencement of operations.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligation	39.0%
Investment Companies	27.1
Information Technology	8.6
Health Care	4.1
Financials	3.7
Consumer Discretionary	3.2
Industrials	2.6
Communication Services	2.5
Consumer Staples	2.0
Energy	1.2
Utilities	0.8
Materials	0.8
Real Estate	0.7
Repurchase Agreement	0.0 #
Cash and Other	3.7

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,090.40	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.28	5.57

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	41,043	$654,636
Verizon Communications, Inc.	24,135	897,581

		1,552,217

Entertainment (0.4%)
Activision Blizzard, Inc.*	4,107	346,220
Electronic Arts, Inc.	1,496	194,031
Live Nation Entertainment, Inc.*	826	75,257
Netflix, Inc.*	2,552	1,124,130
Take-Two Interactive Software, Inc.*	910	133,916
Walt Disney Co. (The)*	10,491	936,636
Warner Bros Discovery, Inc.*	12,727	159,597

		2,969,787

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	34,107	4,082,608
Alphabet, Inc., Class C*	29,339	3,549,139
Match Group, Inc.*	1,599	66,918
Meta Platforms, Inc., Class A*	12,700	3,644,646

		11,343,311

Media (0.2%)
Charter Communications, Inc., Class A*	596	218,953
Comcast Corp., Class A	23,879	992,172
Fox Corp., Class A	1,545	52,530
Fox Corp., Class B	784	25,002
Interpublic Group of Cos., Inc. (The)	2,216	85,493
News Corp., Class A	2,187	42,647
News Corp., Class B	674	13,291
Omnicom Group, Inc.	1,145	108,947
Paramount Global, Class B (x)	2,911	46,314

		1,585,349

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,307	459,342

Total Communication Services		17,910,006

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	1,553	158,545
BorgWarner, Inc.	1,346	65,833

		224,378

Automobiles (0.7%)
Ford Motor Co.	22,562	341,363
General Motors Co.	7,981	307,747
Tesla, Inc.*	15,467	4,048,797

		4,697,907

Broadline Retail (1.0%)
Amazon.com, Inc.*	51,247	6,680,559
eBay, Inc.	3,070	137,198
Etsy, Inc.*	708	59,904

		6,877,661

Distributors (0.1%)
Genuine Parts Co.	807	136,569
LKQ Corp.	1,458	84,958
Pool Corp.	224	83,919

		305,446

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	212	572,470
Caesars Entertainment, Inc.*	1,235	62,948
Carnival Corp.*	5,766	108,574
Chipotle Mexican Grill, Inc., Class A*	158	337,962
Darden Restaurants, Inc.	694	115,954
Domino’s Pizza, Inc.	203	68,409
Expedia Group, Inc.*	819	89,590
Hilton Worldwide Holdings, Inc.	1,519	221,091
Las Vegas Sands Corp.*	1,887	109,446
Marriott International, Inc., Class A	1,480	271,861
McDonald’s Corp.	4,191	1,250,636
MGM Resorts International	1,734	76,157
Norwegian Cruise Line Holdings Ltd.*	2,435	53,010
Royal Caribbean Cruises Ltd.*	1,263	131,024
Starbucks Corp.	6,582	652,013
Wynn Resorts Ltd.	595	62,838
Yum! Brands, Inc.	1,608	222,788

		4,406,771

Household Durables (0.1%)
DR Horton, Inc.	1,782	216,852
Garmin Ltd.	879	91,671
Lennar Corp., Class A	1,457	182,577
Mohawk Industries, Inc.*	303	31,257
Newell Brands, Inc.	2,163	18,818
NVR, Inc.*	18	114,311
PulteGroup, Inc.	1,282	99,586
Whirlpool Corp.	314	46,720

		801,792

Leisure Products (0.0%)†
Hasbro, Inc.	748	48,448

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	341	23,972
AutoZone, Inc.*	106	264,296
Bath & Body Works, Inc.	1,314	49,275
Best Buy Co., Inc.	1,117	91,538
CarMax, Inc.*	908	76,000
Home Depot, Inc. (The)	5,814	1,806,061
Lowe’s Cos., Inc.	3,424	772,797
O’Reilly Automotive, Inc.*	350	334,355
Ross Stores, Inc.	1,964	220,223
TJX Cos., Inc. (The)	6,611	560,547
Tractor Supply Co.	629	139,072
Ulta Beauty, Inc.*	288	135,531

		4,473,667

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	7,073	780,647
Ralph Lauren Corp., Class A	236	29,099
Tapestry, Inc.	1,331	56,967
VF Corp.	1,897	36,213

		902,926

Total Consumer Discretionary		22,738,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	1,050	$70,119
Coca-Cola Co. (The)	22,345	1,345,616
Constellation Brands, Inc., Class A	926	227,916
Keurig Dr Pepper, Inc.	4,835	151,190
Molson Coors Beverage Co., Class B	1,078	70,976
Monster Beverage Corp.*	4,387	251,989
PepsiCo, Inc.	7,909	1,464,905

		3,582,711

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	2,546	1,370,716
Dollar General Corp.	1,258	213,583
Dollar Tree, Inc.*	1,194	171,339
Kroger Co. (The)	3,749	176,203
Sysco Corp.	2,909	215,848
Target Corp.	2,650	349,535
Walgreens Boots Alliance, Inc.	4,111	117,122
Walmart, Inc.	8,052	1,265,613

		3,879,959

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,127	236,276
Bunge Ltd.	865	81,613
Campbell Soup Co.	1,152	52,658
Conagra Brands, Inc.	2,738	92,325
General Mills, Inc.	3,372	258,632
Hershey Co. (The)	846	211,246
Hormel Foods Corp.	1,663	66,886
J M Smucker Co. (The)	612	90,374
Kellogg Co.	1,476	99,483
Kraft Heinz Co. (The)	4,580	162,590
Lamb Weston Holdings, Inc.	836	96,098
McCormick & Co., Inc. (Non-Voting)	1,440	125,611
Mondelez International, Inc., Class A	7,818	570,245
Tyson Foods, Inc., Class A	1,640	83,706

		2,227,743

Household Products (0.4%)
Church & Dwight Co., Inc.	1,402	140,523
Clorox Co. (The)	710	112,918
Colgate-Palmolive Co.	4,763	366,942
Kimberly-Clark Corp.	1,937	267,422
Procter & Gamble Co. (The)	13,531	2,053,194

		2,940,999

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,331	261,382

Tobacco (0.2%)
Altria Group, Inc.	10,248	464,234
Philip Morris International, Inc.	8,911	869,892

		1,334,126

Total Consumer Staples		14,226,920

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	5,812	183,718
Halliburton Co.	5,180	170,888
Schlumberger NV	8,183	401,949

		756,555

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	1,772	60,549
Chevron Corp.	10,005	1,574,287
ConocoPhillips	6,947	719,779
Coterra Energy, Inc.	4,349	110,030
Devon Energy Corp.	3,684	178,084
Diamondback Energy, Inc.	1,040	136,614
EOG Resources, Inc.	3,358	384,289
EQT Corp.	2,076	85,386
Exxon Mobil Corp.	23,211	2,489,380
Hess Corp.	1,587	215,753
Kinder Morgan, Inc.	11,323	194,982
Marathon Oil Corp.	3,546	81,629
Marathon Petroleum Corp.	2,436	284,038
Occidental Petroleum Corp.	4,125	242,550
ONEOK, Inc.	2,569	158,559
Phillips 66	2,634	251,231
Pioneer Natural Resources Co.	1,342	278,035
Targa Resources Corp.	1,298	98,778
Valero Energy Corp.	2,075	243,397
Williams Cos., Inc. (The)	6,994	228,214

		8,015,564

Total Energy		8,772,119

Financials (3.7%)
Banks (0.9%)
Bank of America Corp.	39,803	1,141,948
Citigroup, Inc.	11,176	514,543
Citizens Financial Group, Inc.	2,779	72,476
Comerica, Inc.	756	32,024
Fifth Third Bancorp	3,908	102,429
Huntington Bancshares, Inc.	8,288	89,345
JPMorgan Chase & Co.	16,777	2,440,047
KeyCorp	5,369	49,610
M&T Bank Corp.	952	117,820
PNC Financial Services Group, Inc. (The)	2,291	288,551
Regions Financial Corp.	5,387	95,996
Truist Financial Corp.	7,647	232,086
US Bancorp	8,008	264,584
Wells Fargo & Co.	21,542	919,413
Zions Bancorp NA	850	22,831

		6,383,703

Capital Markets (0.7%)
Ameriprise Financial, Inc.	598	198,632
Bank of New York Mellon Corp. (The)	4,123	183,556
BlackRock, Inc.	860	594,380
Cboe Global Markets, Inc.	606	83,634
Charles Schwab Corp. (The)	8,532	483,594
CME Group, Inc.	2,065	382,624
FactSet Research Systems, Inc.	220	88,143
Franklin Resources, Inc.	1,639	43,778
Intercontinental Exchange, Inc.	3,214	363,439
Invesco Ltd.	2,630	44,210
MarketAxess Holdings, Inc.	216	56,467
Moody’s Corp.	906	315,034
Morgan Stanley	7,479	638,707
MSCI, Inc., Class A	460	215,873
Nasdaq, Inc.	1,944	96,908
Northern Trust Corp.	1,196	88,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Raymond James Financial, Inc.	1,095	$113,628
S&P Global, Inc.	1,883	754,876
State Street Corp.	1,919	140,432
T. Rowe Price Group, Inc.	1,289	144,394

		5,030,981

Consumer Finance (0.2%)
American Express Co.	3,414	594,719
Capital One Financial Corp.	2,192	239,739
Discover Financial Services	1,458	170,367
Synchrony Financial	2,460	83,443

		1,088,268

Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	10,238	3,491,158
Fidelity National Information Services, Inc.	3,401	186,035
Fiserv, Inc.*	3,544	447,075
FleetCor Technologies, Inc.*	424	106,458
Global Payments, Inc.	1,504	148,174
Jack Henry & Associates, Inc.	418	69,944
Mastercard, Inc., Class A	4,804	1,889,413
PayPal Holdings, Inc.*	6,405	427,406
Visa, Inc., Class A	9,290	2,206,189

		8,971,852

Insurance (0.6%)
Aflac, Inc.	3,157	220,359
Allstate Corp. (The)	1,509	164,541
American International Group, Inc.	4,155	239,079
Aon plc, Class A	1,173	404,920
Arch Capital Group Ltd.*	2,138	160,029
Arthur J Gallagher & Co.	1,230	270,071
Assurant, Inc.	305	38,345
Brown & Brown, Inc.	1,352	93,072
Chubb Ltd.	2,378	457,908
Cincinnati Financial Corp.	903	87,880
Everest Re Group Ltd.	246	84,097
Globe Life, Inc.	510	55,906
Hartford Financial Services Group, Inc. (The)	1,781	128,268
Lincoln National Corp.	886	22,823
Loews Corp.	1,086	64,487
Marsh & McLennan Cos., Inc.	2,840	534,147
MetLife, Inc.	3,693	208,765
Principal Financial Group, Inc.	1,296	98,289
Progressive Corp. (The)	3,361	444,895
Prudential Financial, Inc.	2,095	184,821
Travelers Cos., Inc. (The)	1,326	230,273
W R Berkley Corp.	1,153	68,673
Willis Towers Watson plc	611	143,890

		4,405,538

Total Financials		25,880,342

Health Care (4.1%)
Biotechnology (0.6%)
AbbVie, Inc.	10,129	1,364,680
Amgen, Inc.	3,068	681,158
Biogen, Inc.*	831	236,710
Gilead Sciences, Inc.	7,161	551,898
Incyte Corp.*	1,063	66,172
Moderna, Inc.*	1,882	228,663
Regeneron Pharmaceuticals, Inc.*	619	444,776
Vertex Pharmaceuticals, Inc.*	1,479	520,475

		4,094,532

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	9,983	1,088,347
Align Technology, Inc.*	409	144,639
Baxter International, Inc.	2,904	132,306
Becton Dickinson & Co.	1,631	430,600
Boston Scientific Corp.*	8,254	446,459
Cooper Cos., Inc. (The)	284	108,894
Dentsply Sirona, Inc.	1,220	48,824
Dexcom, Inc.*	2,225	285,935
Edwards Lifesciences Corp.*	3,480	328,268
GE HealthCare Technologies, Inc.	2,245	182,384
Hologic, Inc.*	1,413	114,411
IDEXX Laboratories, Inc.*	477	239,564
Insulet Corp.*	400	115,336
Intuitive Surgical, Inc.*	2,012	687,983
Medtronic plc	7,638	672,908
ResMed, Inc.	844	184,414
STERIS plc	570	128,238
Stryker Corp.	1,940	591,875
Teleflex, Inc.	270	65,348
Zimmer Biomet Holdings, Inc.	1,197	174,283

		6,171,016

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	930	178,960
Cardinal Health, Inc.	1,462	138,261
Centene Corp.*	3,150	212,468
Cigna Group (The)	1,699	476,739
CVS Health Corp.	7,360	508,797
DaVita, Inc.*	318	31,950
Elevance Health, Inc.	1,361	604,679
HCA Healthcare, Inc.	1,184	359,320
Henry Schein, Inc.*	752	60,987
Humana, Inc.	717	320,592
Laboratory Corp. of America Holdings	509	122,837
McKesson Corp.	778	332,447
Molina Healthcare, Inc.*	335	100,915
Quest Diagnostics, Inc.	643	90,380
UnitedHealth Group, Inc.	5,345	2,569,021
Universal Health Services, Inc., Class B	361	56,955

		6,165,308

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	1,698	204,184
Bio-Rad Laboratories, Inc., Class A*	123	46,632
Bio-Techne Corp.	904	73,794
Charles River Laboratories International, Inc.*	294	61,813
Danaher Corp.	3,813	915,120
Illumina, Inc.*	908	170,241
IQVIA Holdings, Inc.*	1,065	239,380
Mettler-Toledo International, Inc.*	126	165,267
Revvity, Inc.	720	85,529
Thermo Fisher Scientific, Inc.	2,214	1,155,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	339	$90,357
West Pharmaceutical Services, Inc.	426	162,932

		3,370,404

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	12,061	771,301
Catalent, Inc.*	1,034	44,834
Eli Lilly and Co.	4,523	2,121,197
Johnson & Johnson	14,919	2,469,393
Merck & Co., Inc.	14,567	1,680,886
Organon & Co.	1,464	30,466
Pfizer, Inc.	32,410	1,188,799
Viatris, Inc.	6,884	68,702
Zoetis, Inc., Class A	2,653	456,873

		8,832,451

Total Health Care		28,633,711

Industrials (2.6%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	403	78,633
Boeing Co. (The)*	3,247	685,636
General Dynamics Corp.	1,291	277,759
Howmet Aerospace, Inc.	2,112	104,671
Huntington Ingalls Industries, Inc.	229	52,120
L3Harris Technologies, Inc.	1,088	212,998
Lockheed Martin Corp.	1,294	595,732
Northrop Grumman Corp.	820	373,756
Raytheon Technologies Corp.	8,388	821,688
Textron, Inc.	1,158	78,316
TransDigm Group, Inc.	300	268,251

		3,549,560

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	668	63,026
Expeditors International of Washington, Inc.	877	106,231
FedEx Corp.	1,328	329,211
United Parcel Service, Inc., Class B	4,161	745,859

		1,244,327

Building Products (0.1%)
A O Smith Corp.	715	52,038
Allegion plc	505	60,610
Carrier Global Corp.	4,793	238,260
Johnson Controls International plc	3,939	268,404
Masco Corp.	1,292	74,135
Trane Technologies plc	1,309	250,359

		943,806

Commercial Services & Supplies (0.2%)
Cintas Corp.	496	246,552
Copart, Inc.*	2,463	224,650
Republic Services, Inc., Class A	1,180	180,741
Rollins, Inc.	1,330	56,964
Waste Management, Inc.	2,125	368,517

		1,077,424

Construction & Engineering (0.0%)†
Quanta Services, Inc.	833	163,643

Electrical Equipment (0.2%)
AMETEK, Inc.	1,323	214,167
Eaton Corp. plc	2,288	460,117
Emerson Electric Co.	3,281	296,570
Generac Holdings, Inc.*	357	53,239
Rockwell Automation, Inc.	659	217,108

		1,241,201

Ground Transportation (0.2%)
CSX Corp.	11,672	398,015
JB Hunt Transport Services, Inc.	476	86,170
Norfolk Southern Corp.	1,307	296,376
Old Dominion Freight Line, Inc.	516	190,791
Union Pacific Corp.	3,500	716,170

		1,687,522

Industrial Conglomerates (0.3%)
3M Co.	3,167	316,985
General Electric Co.	6,252	686,782
Honeywell International, Inc.	3,820	792,650

		1,796,417

Machinery (0.5%)
Caterpillar, Inc.	2,959	728,062
Cummins, Inc.	813	199,315
Deere & Co.	1,548	627,234
Dover Corp.	803	118,563
Fortive Corp.	2,030	151,783
IDEX Corp.	434	93,423
Illinois Tool Works, Inc.	1,588	397,254
Ingersoll Rand, Inc.	2,322	151,766
Nordson Corp.	309	76,688
Otis Worldwide Corp.	2,373	211,221
PACCAR, Inc.	3,000	250,950
Parker-Hannifin Corp.	737	287,459
Pentair plc	947	61,176
Snap-on, Inc.	304	87,610
Stanley Black & Decker, Inc.	879	82,371
Westinghouse Air Brake Technologies Corp.	1,033	113,289
Xylem, Inc.	1,374	154,740

		3,792,904

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	734	39,034
American Airlines Group, Inc.*	3,748	67,239
Delta Air Lines, Inc.*	3,690	175,423
Southwest Airlines Co.	3,416	123,693
United Airlines Holdings, Inc.*	1,883	103,320

		508,709

Professional Services (0.2%)
Automatic Data Processing, Inc.	2,372	521,342
Broadridge Financial Solutions, Inc.	677	112,131
Ceridian HCM Holding, Inc.*	890	59,603
CoStar Group, Inc.*	2,345	208,705
Equifax, Inc.	704	165,651
Jacobs Solutions, Inc.	728	86,552
Leidos Holdings, Inc.	787	69,634
Paychex, Inc.	1,842	206,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Paycom Software, Inc.	279	$89,626
Robert Half International, Inc.	619	46,561
Verisk Analytics, Inc., Class A	831	187,831

		1,753,701

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,278	193,369
United Rentals, Inc.	395	175,921
WW Grainger, Inc.	256	201,879

		571,169

Total Industrials		18,330,383

Information Technology (8.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,434	232,394
Cisco Systems, Inc.	23,514	1,216,615
F5, Inc.*	347	50,752
Juniper Networks, Inc.	1,846	57,835
Motorola Solutions, Inc.	963	282,429

		1,840,025

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,418	290,359
CDW Corp.	774	142,029
Corning, Inc.	4,393	153,931
Keysight Technologies, Inc.*	1,023	171,301
TE Connectivity Ltd.	1,809	253,549
Teledyne Technologies, Inc.*	270	111,000
Trimble, Inc.*	1,422	75,281
Zebra Technologies Corp., Class A*	295	87,270

		1,284,720

IT Services (0.4%)
Accenture plc, Class A	3,626	1,118,911
Akamai Technologies, Inc.*	874	78,546
Cognizant Technology Solutions Corp., Class A	2,913	190,161
DXC Technology Co.*	1,307	34,923
EPAM Systems, Inc.*	332	74,617
Gartner, Inc.*	454	159,041
International Business Machines Corp.	5,213	697,552
VeriSign, Inc.*	520	117,504

		2,471,255

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	9,245	1,053,098
Analog Devices, Inc.	2,904	565,728
Applied Materials, Inc.	4,852	701,308
Broadcom, Inc.	2,394	2,076,627
Enphase Energy, Inc.*	787	131,807
First Solar, Inc.*	570	108,351
Intel Corp.	23,946	800,754
KLA Corp.	788	382,196
Lam Research Corp.	771	495,645
Microchip Technology, Inc.	3,145	281,760
Micron Technology, Inc.	6,283	396,520
Monolithic Power Systems, Inc.	259	139,920
NVIDIA Corp.	14,198	6,006,038
NXP Semiconductors NV	1,491	305,178
ON Semiconductor Corp.*	2,479	234,464
Qorvo, Inc.*	573	58,463
QUALCOMM, Inc.	6,395	761,261
Skyworks Solutions, Inc.	914	101,171
SolarEdge Technologies, Inc.*	323	86,903
Teradyne, Inc.	890	99,084
Texas Instruments, Inc.	5,211	938,084

		15,724,360

Software (3.1%)
Adobe, Inc.*	2,633	1,287,511
ANSYS, Inc.*	498	164,474
Autodesk, Inc.*	1,229	251,466
Cadence Design Systems, Inc.*	1,565	367,024
Fair Isaac Corp.*	143	115,717
Fortinet, Inc.*	3,741	282,782
Gen Digital, Inc.	3,266	60,584
Intuit, Inc.	1,611	738,144
Microsoft Corp.	42,687	14,536,631
Oracle Corp.	8,835	1,052,160
Palo Alto Networks, Inc.*	1,737	443,821
PTC, Inc.*	612	87,088
Roper Technologies, Inc.	612	294,250
Salesforce, Inc.*	5,621	1,187,492
ServiceNow, Inc.*	1,170	657,505
Synopsys, Inc.*	874	380,548
Tyler Technologies, Inc.*	241	100,369

		22,007,566

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	84,881	16,464,368
Hewlett Packard Enterprise Co.	7,440	124,992
HP, Inc.	4,977	152,844
NetApp, Inc.	1,228	93,819
Seagate Technology Holdings plc	1,106	68,428
Western Digital Corp.*	1,837	69,677

		16,974,128

Total Information Technology		60,302,054

Materials (0.8%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,275	381,901
Albemarle Corp.	674	150,363
Celanese Corp., Class A	575	66,585
CF Industries Holdings, Inc.	1,119	77,681
Corteva, Inc.	4,081	233,841
Dow, Inc.	4,061	216,289
DuPont de Nemours, Inc.	2,635	188,244
Eastman Chemical Co.	684	57,265
Ecolab, Inc.	1,422	265,473
FMC Corp.	718	74,916
International Flavors & Fragrances, Inc.	1,464	116,520
Linde plc	2,811	1,071,216
LyondellBasell Industries NV, Class A	1,457	133,796
Mosaic Co. (The)	1,907	66,745
PPG Industries, Inc.	1,352	200,502
Sherwin-Williams Co. (The)	1,347	357,655

		3,658,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	356	$164,362
Vulcan Materials Co.	764	172,236

		336,598

Containers & Packaging (0.1%)
Amcor plc	8,448	84,311
Avery Dennison Corp.	463	79,543
Ball Corp.	1,806	105,127
International Paper Co.	1,992	63,366
Packaging Corp. of America	516	68,195
Sealed Air Corp.	829	33,160
Westrock Co.	1,470	42,733

		476,435

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	8,229	329,160
Newmont Corp.	4,562	194,615
Nucor Corp.	1,442	236,459
Steel Dynamics, Inc.	922	100,433

		860,667

Total Materials		5,332,692

Real Estate (0.7%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,140	63,114
Ventas, Inc. (REIT)	2,297	108,579
Welltower, Inc. (REIT)	2,853	230,779

		402,472

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,083	68,717

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	5,302	650,184

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	904	102,595
Boston Properties, Inc. (REIT)	819	47,166

		149,761

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,784	143,987

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	815	154,255
Camden Property Trust (REIT)	613	66,737
Equity Residential (REIT)	1,958	129,169
Essex Property Trust, Inc. (REIT)	368	86,223
Invitation Homes, Inc. (REIT)	3,337	114,793
Mid-America Apartment Communities, Inc. (REIT)	670	101,746
UDR, Inc. (REIT)	1,776	76,297

		729,220

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	421	40,740
Kimco Realty Corp. (REIT)	3,559	70,184
Realty Income Corp. (REIT)	3,865	231,088
Regency Centers Corp. (REIT)	883	54,543
Simon Property Group, Inc. (REIT)	1,877	216,756

		613,311

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,676	518,983
Crown Castle, Inc. (REIT)	2,490	283,711
Digital Realty Trust, Inc. (REIT) (x)	1,673	190,504
Equinix, Inc. (REIT)	537	420,976
Extra Space Storage, Inc. (REIT)	775	115,359
Iron Mountain, Inc. (REIT)	1,674	95,117
Public Storage (REIT)	908	265,027
SBA Communications Corp. (REIT), Class A	622	144,155
VICI Properties, Inc. (REIT), Class A	5,765	181,194
Weyerhaeuser Co. (REIT)	4,204	140,876

		2,355,902

Total Real Estate		5,113,554

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,443	75,729
American Electric Power Co., Inc.	2,955	248,811
Constellation Energy Corp.	1,862	170,466
Duke Energy Corp.	4,424	397,010
Edison International	2,199	152,720
Entergy Corp.	1,214	118,207
Evergy, Inc.	1,319	77,056
Eversource Energy	2,003	142,053
Exelon Corp.	5,710	232,625
FirstEnergy Corp.	3,124	121,461
NextEra Energy, Inc.	11,617	861,981
NRG Energy, Inc.	1,322	49,430
Pinnacle West Capital Corp.	650	52,949
PPL Corp.	4,232	111,979
Southern Co. (The)	6,260	439,765
Xcel Energy, Inc.	3,160	196,457

		3,448,699

Gas Utilities (0.0%)†
Atmos Energy Corp.	830	96,562

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,843	79,665

Multi-Utilities (0.2%)
Ameren Corp.	1,508	123,158
CenterPoint Energy, Inc.	3,623	105,610
CMS Energy Corp.	1,674	98,347
Consolidated Edison, Inc.	1,989	179,806
Dominion Energy, Inc.	4,799	248,540
DTE Energy Co.	1,183	130,154
NiSource, Inc.	2,371	64,847
Public Service Enterprise Group, Inc.	2,865	179,378
Sempra Energy	1,806	262,936
WEC Energy Group, Inc.	1,811	159,803

		1,552,579

Water Utilities (0.1%)
American Water Works Co., Inc.	1,117	159,452

Total Utilities		5,336,957

Total Common Stocks (30.2%) (Cost $131,814,120)		212,577,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (39.0%)
U.S. Treasury Notes 1.250%, 8/15/31	$335,370,000	$275,088,182

Total Long-Term Debt Securities (39.0%) (Cost $278,863,299)		275,088,182

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $280)	274	480

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (27.1%)
Goldman Sachs Financial Square Funds – Government Fund 5.02% (7 day yield) ‡	33,512,360	33,512,360
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.99% (7 day yield) ‡	32,829,234	32,829,234
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.98% (7 day yield) ‡	32,486,471	32,486,471
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	91,826,054	91,844,419

Total Investment Companies		190,672,484

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $193,481, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $197,351. (xx)	$193,400	$193,400

Total Short-Term Investments (27.1%) (Cost $190,856,044)		190,865,884

Total Investments in Securities (96.3%) (Cost $601,533,743)		678,532,280
Other Assets Less Liabilities (3.7%)		26,345,921

Net Assets (100%)		$704,878,201

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $195,864. This was collateralized by $4,340 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.125%, maturing 10/26/23 – 11/15/52 and by cash of $193,400 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund 5.02% (7 day yield)	33,512,360	32,554,639	957,721	—	—	—	33,512,360	768,358	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.99% (7 day yield)	32,829,234	31,891,058	938,176	—	—	—	32,829,234	749,088	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.98% (7 day yield)	32,486,471	31,558,068	928,403	—	—	—	32,486,471	742,032	—

Total		96,003,765	2,824,300	—	—	—	98,828,065	2,259,478	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,113	9/2023	EUR	53,766,163	289,845
FTSE 100 Index	363	9/2023	GBP	34,767,070	(384,052)
Russell 2000 E-Mini Index	369	9/2023	USD	35,123,265	310,764
S&P Midcap 400 E-Mini Index	200	9/2023	USD	52,882,000	1,502,510
TOPIX Index	229	9/2023	JPY	36,311,168	1,023,830

					2,742,897

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$17,910,006	$—	$—	$17,910,006
Consumer Discretionary	22,738,996	—	—	22,738,996
Consumer Staples	14,226,920	—	—	14,226,920
Energy	8,772,119	—	—	8,772,119
Financials	25,880,342	—	—	25,880,342
Health Care	28,633,711	—	—	28,633,711
Industrials	18,330,383	—	—	18,330,383
Information Technology	60,302,054	—	—	60,302,054
Materials	5,332,692	—	—	5,332,692
Real Estate	5,113,554	—	—	5,113,554
Utilities	5,336,957	—	—	5,336,957
Futures	3,126,949	—	—	3,126,949
Rights
Health Care	—	480	—	480
Short-Term Investments
Investment Companies	190,672,484	—	—	190,672,484
Repurchase Agreement	—	193,400	—	193,400
U.S. Treasury Obligation	—	275,088,182	—	275,088,182

Total Assets	$406,377,167	$275,282,062	$—	$681,659,229

Liabilities:
Futures	$(384,052)	$—	$—	$(384,052)

Total Liabilities	$(384,052)	$—	$—	$(384,052)

Total	$405,993,115	$275,282,062	$—	$681,275,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,126,949	*

Total		$3,126,949

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(384,052	)*

Total		$(384,052)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$13,331,717	$13,331,717

Total	$13,331,717	$13,331,717

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,958,183	$7,958,183

Total	$7,958,183	$7,958,183

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$204,976,039

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,080,754
Long-term U.S. government debt securities	321,354,110

$323,434,864

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,540,552
Long-term U.S. government debt securities	308,608,582

$322,149,134

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,558,854
Aggregate gross unrealized depreciation	(12,287,432)

Net unrealized appreciation	$83,271,422

Federal income tax cost of investments in securities and derivative instruments, if applicable	$598,003,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $98,828,065)	$98,828,065
Unaffiliated Issuers (Cost $502,512,278)	579,510,815
Repurchase Agreements (Cost $193,400)	193,400
Cash	16,092,623
Foreign cash (Cost $428,824)	444,161
Due from broker for futures variation margin	14,753,707
Receivable for securities sold	4,758,415
Dividends, interest and other receivables	2,427,296
Receivable for Portfolio shares sold	307,595
Securities lending income receivable	33
Other assets	14,401

Total assets	717,330,511

LIABILITIES
Payable for securities purchased	11,384,433
Investment management fees payable	402,404
Payable for Portfolio shares repurchased	200,747
Payable for return of collateral on securities loaned	193,400
Distribution fees payable – Class IB	142,843
Administrative fees payable	72,972
Accrued expenses	55,511

Total liabilities	12,452,310

NET ASSETS	$704,878,201

Net assets were comprised of:
Paid in capital	$725,448,669
Total distributable earnings (loss)	(20,570,468)

Net assets	$704,878,201

Class IB
Net asset value, offering and redemption price per share, $704,878,201 / 69,610,660 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.13

(x)	Includes value of securities on loan of $195,864.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($2,259,478 of dividend income received from affiliates)	$5,781,552
Interest	5,382,637
Securities lending (net)	299

Total income	11,164,488

EXPENSES
Investment management fees	2,695,498
Distribution fees – Class IB	842,342
Administrative fees	430,873
Professional fees	37,320
Printing and mailing expenses	23,225
Custodian fees	22,156
Trustees’ fees	10,347
Miscellaneous	13,057

Gross expenses	4,074,818
Less: Waiver from investment manager	(327,893)

Net expenses	3,746,925

NET INVESTMENT INCOME (LOSS)	7,417,563

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	660,212
Futures contracts	13,331,717
Foreign currency transactions	(142,388)

Net realized gain (loss)	13,849,541

Change in unrealized appreciation (depreciation) on:
Investments in securities	29,240,171
Futures contracts	7,958,183
Foreign currency translations	(161,653)

Net change in unrealized appreciation (depreciation)	37,036,701

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,886,242

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,303,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,417,563	$5,497,950
Net realized gain (loss)	13,849,541	(69,521,843)
Net change in unrealized appreciation (depreciation)	37,036,701	(61,251,169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,303,805	(125,275,062)

Distributions to shareholders:
Class IB	—	(3,785,520)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,209,274 and 4,103,534 shares, respectively ]	31,569,781	39,933,425
Capital shares issued in reinvestment of dividends [ 0 and 395,001 shares, respectively ]	—	3,785,520
Capital shares repurchased [ (3,683,465) and (5,499,222) shares, respectively]	(35,817,330)	(52,444,953)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,247,549)	(8,726,008)

TOTAL INCREASE (DECREASE) IN NET ASSETS	54,056,256	(137,786,590)
NET ASSETS:
Beginning of period	650,821,945	788,608,535

End of period	$704,878,201	$650,821,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.29		$11.09		$11.15		$10.80		$9.95		$10.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.08		(0.02)		—	#	0.11		0.10
Net realized and unrealized gain (loss)	0.73		(1.83)		1.18		0.53		1.63		(0.63)

Total from investment operations	0.84		(1.75)		1.16		0.53		1.74		(0.53)

Less distributions:
Dividends from net investment income	—		(0.05)		(0.01)		(0.02)		(0.11)		(0.10)
Distributions from net realized gains	—		—		(1.21)		(0.16)		(0.78)		—

Total dividends and distributions	—		(0.05)		(1.22)		(0.18)		(0.89)		(0.10)

Net asset value, end of period	$10.13		$9.29		$11.09		$11.15		$10.80		$9.95

Total return (b)	9.04%		(15.76)%		10.60%		4.96%		17.57%		(5.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$704,878		$650,822		$788,609		$711,804		$660,492		$504,549
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)	1.16	%(k)	1.17	%(o)	1.15	%(o)	1.16	%(o)	1.13	%(o)
Before waivers (a)(f)	1.21%		1.20%		1.20%		1.21%		1.20%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.20%		0.79%		(0.21)%		(0.01)%		1.05%		1.00%
Before waivers (a)(f)	2.10%		0.75%		(0.23)%		(0.07)%		1.01%		0.93%
Portfolio turnover rate^	68	%(z)	250%		252%		97%		193%		183%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Financials	28.7%
Information Technology	15.5
Communication Services	12.5
Real Estate	8.2
Health Care	7.7
Materials	6.2
Consumer Staples	4.6
Energy	4.5
Industrials	4.4
Consumer Discretionary	3.1
Utilities	1.5
U.S. Treasury Obligation	1.5
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 3, 2023, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/23†	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$982.00	$1.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.61	3.22
Class K
Actual	1,000.00	982.00	0.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.83	1.98

† Commenced operations on April 3, 2023.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.64% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period) and multiplied by 89/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.9%)
Communication Services (12.5%)
Diversified Telecommunication Services (6.8%)
AT&T, Inc. 4.350%, 3/1/29	$140,000	$134,099
4.300%, 2/15/30	141,000	133,447
2.750%, 6/1/31	160,000	134,882
2.250%, 2/1/32	78,000	61,812
British Telecommunications plc 9.625%, 12/15/30 (e)	110,000	135,025
TELUS Corp. 3.400%, 5/13/32	157,000	134,173
Verizon Communications, Inc. 4.329%, 9/21/28	139,000	133,967
4.016%, 12/3/29	144,000	134,325
3.150%, 3/22/30	151,000	134,215
1.500%, 9/18/30	170,000	133,781
1.680%, 10/30/30	170,000	134,587
1.750%, 1/20/31	171,000	134,524
2.550%, 3/21/31	161,000	133,836

		1,672,673

Media (1.3%)
Paramount Global 4.200%, 6/1/29	150,000	133,496
5.500%, 5/15/33	190,000	172,355

		305,851

Wireless Telecommunication Services (4.4%)
Telefonica Europe BV 8.250%, 9/15/30	118,000	136,055
T-Mobile USA, Inc. 3.875%, 4/15/30	147,000	135,149
2.550%, 2/15/31	162,000	134,379
2.875%, 2/15/31	159,000	134,413
3.500%, 4/15/31	153,000	135,037
2.250%, 11/15/31	168,000	134,367
2.700%, 3/15/32	163,000	134,700
Vodafone Group plc 7.875%, 2/15/30	118,000	135,354

		1,079,454

Total Communication Services		3,057,978

Consumer Discretionary (3.1%)
Automobile Components (0.5%)
Aptiv plc 3.250%, 3/1/32	158,000	134,712

Automobiles (0.6%)
General Motors Co. 5.000%, 10/1/28	140,000	135,363

Household Durables (0.4%)
PulteGroup, Inc. 7.875%, 6/15/32	90,000	101,570

Specialty Retail (1.1%)
AutoZone, Inc. 3.750%, 4/18/29	146,000	134,367
Best Buy Co., Inc. 4.450%, 10/1/28	139,000	134,207

		268,574

Textiles, Apparel & Luxury Goods (0.5%)
VF Corp. 2.950%, 4/23/30	150,000	123,150

Total Consumer Discretionary		763,369

Consumer Staples (4.6%)
Beverages (2.2%)
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	135,000	134,029
3.500%, 6/1/30	146,000	135,594
4.900%, 1/23/31	133,000	135,066
PepsiCo, Inc. 4.450%, 2/15/33	130,000	130,227

		534,916

Consumer Staples Distribution & Retail (0.5%)
Kroger Co. (The) 4.500%, 1/15/29	138,000	133,672

Food Products (1.0%)
Pilgrim’s Pride Corp. 3.500%, 3/1/32	300,000	236,625

Personal Care Products (0.9%)
Haleon US Capital LLC 3.625%, 3/24/32	250,000	223,641

Total Consumer Staples		1,128,854

Energy (4.5%)
Oil, Gas & Consumable Fuels (4.5%)
Enbridge, Inc. 5.700%, 3/8/33	132,000	133,517
EQT Corp. 7.000%, 2/1/30 (e)(k)	260,000	272,228
Exxon Mobil Corp. 2.440%, 8/16/29	250,000	221,581
MPLX LP 2.650%, 8/15/30	260,000	216,632
ONEOK, Inc. 4.550%, 7/15/28	142,000	134,366
Western Midstream Operating LP 4.750%, 8/15/28	144,000	136,724

Total Energy		1,115,048

Financials (28.7%)
Banks (16.7%)
Bank of America Corp.
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	145,000	135,472
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	110,000	91,276
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	23,000	20,265
Bank of Nova Scotia (The) 4.850%, 2/1/30	139,000	133,723
2.150%, 8/1/31	170,000	135,633
2.450%, 2/2/32	166,000	134,369
Canadian Imperial Bank of Commerce 3.600%, 4/7/32	151,000	134,645
Citizens Financial Group, Inc. 2.500%, 2/6/30	460,000	359,143
3.250%, 4/30/30	270,000	220,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.19%), 6.361%, 10/27/28 (k)	$262,000	$260,115
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	149,000	137,668
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	400,000	357,940
(SOFR + 1.95%), 2.357%, 8/18/31 (k)	200,000	159,108
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 0.95%), 3.509%, 1/23/29 (k)	147,000	135,802
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	144,000	135,494
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	120,000	97,960
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33 (k)	410,000	341,834
Royal Bank of Canada 2.300%, 11/3/31	166,000	134,202
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	118,000	116,632
Sumitomo Mitsui Financial Group, Inc. 2.142%, 9/23/30	173,000	137,993
Toronto-Dominion Bank (The) 2.000%, 9/10/31	171,000	134,793
2.450%, 1/12/32	166,000	134,560
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	141,000	134,246
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	360,000	304,684

		4,087,635

Capital Markets (3.6%)
Brookfield Finance, Inc. 4.850%, 3/29/29	143,000	136,831
Charles Schwab Corp. (The) 1.950%, 12/1/31	110,000	83,556
Goldman Sachs Group, Inc. (The)
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	340,000	266,893
Morgan Stanley
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	240,000	185,590
Nomura Holdings, Inc. 5.605%, 7/6/29	200,000	196,668

		869,538

Consumer Finance (2.3%)
AerCap Ireland Capital DAC 3.000%, 10/29/28	158,000	136,529
Ally Financial, Inc. 2.200%, 11/2/28	173,000	138,274
Capital One Financial Corp.
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	420,000	294,789

		569,592

Financial Services (2.5%)
Fiserv, Inc. 4.200%, 10/1/28	142,000	135,746
3.500%, 7/1/29	148,000	134,772
Global Payments, Inc. 2.900%, 5/15/30	162,000	136,803
National Rural Utilities Cooperative Finance Corp. 1.650%, 6/15/31	269,000	207,687

		615,008

Insurance (3.6%)
Enstar Group Ltd. 4.950%, 6/1/29	149,000	138,744
Fairfax Financial Holdings Ltd. 5.625%, 8/16/32	310,000	299,332
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	120,000	103,069
Lincoln National Corp. 3.050%, 1/15/30	256,000	210,011
3.400%, 1/15/31	168,000	140,788

		891,944

Total Financials		7,033,717

Health Care (7.7%)
Health Care Equipment & Supplies (3.5%)
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	400,000	409,862
5.905%, 11/22/32	300,000	312,044
Medtronic Global Holdings SCA 4.500%, 3/30/33	138,000	134,518

		856,424

Health Care Providers & Services (1.6%)
Centene Corp. 2.450%, 7/15/28	158,000	134,570
2.500%, 3/1/31	170,000	134,956
2.625%, 8/1/31	170,000	135,470

		404,996

Pharmaceuticals (2.6%)
AstraZeneca plc 1.375%, 8/6/30	169,000	135,489
Johnson & Johnson 1.300%, 9/1/30	440,000	360,386
Novartis Capital Corp. 2.200%, 8/14/30	157,000	135,349

		631,224

Total Health Care		1,892,644

Industrials (4.4%)
Building Products (1.1%)
Trane Technologies Financing Ltd. 5.250%, 3/3/33	133,000	134,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Trane Technologies Luxembourg Finance SA 3.800%, 3/21/29	$145,000	$135,010

		269,315

Ground Transportation (2.7%)
Canadian Pacific Railway Co. 2.450%, 12/2/31	159,000	139,591
Norfolk Southern Corp. 3.000%, 3/15/32	157,000	134,562
Union Pacific Corp. 3.700%, 3/1/29	142,000	135,427
2.400%, 2/5/30	156,000	135,285
2.800%, 2/14/32	156,000	134,036

		678,901

Professional Services (0.6%)
Broadridge Financial Solutions, Inc. 2.600%, 5/1/31	60,000	49,033
Verisk Analytics, Inc. 5.750%, 4/1/33	90,000	93,813

		142,846

Total Industrials		1,091,062

Information Technology (15.5%)
Semiconductors & Semiconductor Equipment (15.5%)
Analog Devices, Inc. 2.100%, 10/1/31	163,000	134,349
Broadcom, Inc. 5.000%, 4/15/30	138,000	135,296
4.150%, 11/15/30	148,000	135,524
4.300%, 11/15/32	150,000	136,373
2.600%, 2/15/33§	190,000	148,113
Intel Corp. 1.600%, 8/12/28	158,000	135,619
2.450%, 11/15/29	156,000	134,323
5.125%, 2/10/30	135,000	135,558
3.900%, 3/25/30	144,000	135,562
4.150%, 8/5/32	143,000	135,842
5.200%, 2/10/33	135,000	136,244
KLA Corp. 4.650%, 7/15/32	136,000	134,743
Lam Research Corp. 4.000%, 3/15/29	140,000	134,814
Micron Technology, Inc. 6.750%, 11/1/29	129,000	134,089
4.663%, 2/15/30	143,000	134,385
2.703%, 4/15/32	172,000	135,374
5.875%, 2/9/33	136,000	135,239
NVIDIA Corp. 2.850%, 4/1/30	151,000	136,538
2.000%, 6/15/31	164,000	136,993
NXP BV 4.300%, 6/18/29	143,000	134,238
3.400%, 5/1/30	153,000	135,319
2.500%, 5/11/31	166,000	135,101
QUALCOMM, Inc. 2.150%, 5/20/30	157,000	134,485
1.650%, 5/20/32	190,000	149,084
Texas Instruments, Inc. 1.750%, 5/4/30	162,000	135,475
3.650%, 8/16/32	145,000	134,251
4.900%, 3/14/33	132,000	134,667
Xilinx, Inc. 2.375%, 6/1/30	158,000	136,360

Total Information Technology		3,813,958

Materials (6.2%)
Chemicals (0.5%)
Nutrien Ltd. 4.200%, 4/1/29	142,000	133,884

Metals & Mining (5.7%)
BHP Billiton Finance USA Ltd. 4.900%, 2/28/33	135,000	134,510
Freeport-McMoRan, Inc. 4.250%, 3/1/30	395,000	362,856
Newmont Corp. 2.800%, 10/1/29	155,000	133,150
2.250%, 10/1/30	164,000	134,096
2.600%, 7/15/32	165,000	133,702
Nucor Corp. 3.125%, 4/1/32	156,000	134,479
Rio Tinto Alcan, Inc. 7.250%, 3/15/31	118,000	134,233
Rio Tinto Finance USA plc 5.000%, 3/9/33	134,000	134,627
Yamana Gold, Inc. 2.630%, 8/15/31	121,000	94,264

		1,395,917

Total Materials		1,529,801

Real Estate (8.2%)
Diversified REITs (3.1%)
American Assets Trust LP (REIT) 3.375%, 2/1/31	50,000	39,065
Simon Property Group LP (REIT) 2.200%, 2/1/31	450,000	360,068
2.250%, 1/15/32	460,000	358,586

		757,719

Health Care REITs (2.0%)
Omega Healthcare Investors, Inc. (REIT) 3.250%, 4/15/33	660,000	486,545

Office REITs (3.1%)
Alexandria Real Estate Equities, Inc. (REIT) 1.875%, 2/1/33	660,000	480,650
Boston Properties LP (REIT) 2.550%, 4/1/32	370,000	278,510

		759,160

Total Real Estate		2,003,424

Utilities (1.5%)
Electric Utilities (0.9%)
Progress Energy, Inc. 7.000%, 10/30/31	90,000	98,407
Virginia Electric and Power Co.
Series A 2.875%, 7/15/29	152,000	134,587

		232,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Multi-Utilities (0.6%)
Sempra Energy 3.700%, 4/1/29	$148,000	$134,833

Total Utilities		367,827

Total Corporate Bonds		23,797,682

U.S. Treasury Obligation (1.5%)
U.S. Treasury Notes 3.500%, 2/15/33	360,100	350,563

Total U.S. Treasury Obligation		350,563

Total Long-Term Debt Securities (98.4%) (Cost $24,788,533)		24,148,245

Total Investments in Securities (98.4%) (Cost $24,788,533)		24,148,245
Other Assets Less Liabilities (1.6%)		404,365

Net Assets (100%)		$24,552,610

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $148,113 or 0.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.

Glossary:

CME	— Chicago Mercantile Exchange
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.1%
Belgium	1.6
Canada	8.8
China	1.6
Ireland	0.6
Japan	1.4
Spain	0.6
Switzerland	0.6
United Kingdom	3.8
United States	78.3
Cash and Other	1.6

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$3,057,978	$—	$3,057,978
Consumer Discretionary	—	763,369	—	763,369
Consumer Staples	—	1,128,854	—	1,128,854
Energy	—	1,115,048	—	1,115,048
Financials	—	7,033,717	—	7,033,717
Health Care	—	1,892,644	—	1,892,644
Industrials	—	1,091,062	—	1,091,062
Information Technology	—	3,813,958	—	3,813,958
Materials	—	1,529,801	—	1,529,801
Real Estate	—	2,003,424	—	2,003,424
Utilities	—	367,827	—	367,827
U.S. Treasury Obligation	—	350,563	—	350,563

Total Assets	$—	$24,148,245	$—	$24,148,245

Total Liabilities	$—	$—	$—	$—

Total	$—	$24,148,245	$—	$24,148,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the period ended June 30, 2023.

Investment security transactions for the period ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,426,089
Long-term U.S. government debt securities	681,892

$30,107,981

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,976,642
Long-term U.S. government debt securities	320,053

$5,296,695

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,298
Aggregate gross unrealized depreciation	(653,586)

Net unrealized depreciation	$(640,288)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$24,788,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $24,788,533)	$24,148,245
Cash	31,320
Receivable for securities sold	741,208
Dividends, interest and other receivables	281,654
Deferred offering cost	81,101
Receivable from investment manager	42,509
Other assets	270

Total assets	25,326,307

LIABILITIES
Payable for securities purchased	720,477
Trustees’ fees payable	184
Distribution fees payable – Class IB	20
Accrued expenses	53,016

Total liabilities	773,697

NET ASSETS	$24,552,610

Net assets were comprised of:
Paid in capital	$25,000,000
Total distributable earnings (loss)	(447,390)

Net assets	$24,552,610

Class IB
Net asset value, offering and redemption price per share, $98,151 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.82

Class K
Net asset value, offering and redemption price per share, $24,454,459 / 2,490,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.82

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2023* (Unaudited)

INVESTMENT INCOME
Interest	$303,542
Dividends	866

Total income	304,408

EXPENSES
Professional fees	29,662
Offering costs	25,766
Investment management fees	20,822
Custodian fees	15,696
Administrative fees	5,580
Printing and mailing expenses	3,112
Trustees’ fees	202
Distribution fees – Class IB	59
Miscellaneous	240
Administration Out of Pocket	7,279

Gross expenses	108,418
Less: Waiver from investment manager	(26,402)
Reimbursement from investment manager	(58,166)

Net expenses	23,850

NET INVESTMENT INCOME (LOSS)	280,558

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(87,660)
Net change in unrealized appreciation (depreciation) on investments in securities	(640,288)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(727,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(447,390)

*	The Portfolio commenced operations on April 3, 2023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

April 3, 2023* to June 30, 2023 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$280,558
Net realized gain (loss)	(87,660)
Net change in unrealized appreciation (depreciation)	(640,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(447,390)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,000 shares, respectively ]	100,000

Total Class IB transactions	100,000

Class K
Capital shares sold [ 2,490,000 shares, respectively ]	24,900,000

Total Class K transactions	24,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,000,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,552,610
NET ASSETS:
Beginning of period	—

End of period	$24,552,610

*	Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	April 3, 2023* to June 30, 2023 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11
Net realized and unrealized gain (loss)	(0.29)

Total from investment operations	(0.18)

Net asset value, end of period	$9.82

Total return (b)	(1.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%
Before waivers and reimbursements (a)(f)	1.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.42	%(l)
Before waivers and reimbursements (a)(f)	3.27	%(l)
Portfolio turnover rate^	22	%(z)

Class K	April 3, 2023* to June 30, 2023 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11
Net realized and unrealized gain (loss)	(0.29)

Total from investment operations	(0.18)

Net asset value, end of period	$9.82

Total return (b)	(1.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,454
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%
Before waivers and reimbursements (a)(f)	1.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.66	%(l)
Before waivers and reimbursements (a)(f)	3.52	%(l)
Portfolio turnover rate^	22	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Government Agency Securities	49.5%
U.S. Treasury Obligations	41.8
Exchange Traded Funds	8.1
Repurchase Agreements	0.6
Investment Companies	0.5
Financials	0.1
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,009.60	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.60	3.23
Class IB
Actual	1,000.00	1,008.60	3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.60	3.23
Class K
Actual	1,000.00	1,010.60	1.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.84	1.98

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.64%, 0.64% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Financial Services (0.1%)
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	$5,979,000	$5,908,240
Series NN
3.250%, 6/15/25	2,500,000	2,414,615

Total Financials		8,322,855

Total Corporate Bond		8,322,855

U.S. Government Agency Securities (49.5%)
FFCB
0.250%, 2/26/24	35,370,000	34,208,806
3.625%, 3/6/24	17,500,000	17,285,322
0.390%, 6/17/24	10,000,000	9,527,067
0.470%, 8/19/24	10,000,000	9,463,906
3.375%, 8/26/24	25,000,000	24,449,495
4.250%, 9/26/24	15,000,000	14,825,409
0.440%, 11/4/24	10,000,000	9,374,909
0.300%, 11/12/24	5,000,000	4,673,595
4.500%, 11/18/24	25,000,000	24,749,725
1.125%, 1/6/25	2,500,000	2,353,820
1.750%, 2/14/25	31,505,000	29,932,211
4.750%, 2/21/25	17,502,000	17,389,485
0.680%, 8/4/25	30,000,000	27,387,138
0.570%, 8/12/25	10,000,000	9,098,875
4.250%, 9/30/25	15,000,000	14,788,707
0.600%, 11/24/25	15,000,000	13,524,945
4.375%, 6/23/26	12,000,000	11,942,480
0.680%, 1/13/27	5,000,000	4,376,129
0.700%, 1/27/27	15,000,000	13,037,171
1.040%, 1/25/29	15,000,000	12,378,099
1.230%, 7/29/30	5,000,000	3,994,562
1.240%, 9/3/30	10,000,000	7,954,967
1.380%, 1/14/31	30,000,000	23,845,611
1.990%, 3/17/31	10,000,000	8,293,336
FHLB
2.125%, 2/28/24	16,445,000	16,088,925
3.375%, 3/8/24	22,500,000	22,178,493
0.375%, 3/15/24	50,000,000	48,248,650
2.875%, 6/14/24	13,085,000	12,772,368
2.750%, 6/28/24	50,000,000	48,704,555
3.000%, 7/8/24	26,315,000	25,672,301
1.500%, 8/15/24	47,875,000	45,941,903
2.875%, 9/13/24	46,180,000	44,841,717
4.500%, 10/3/24	75,000,000	74,215,575
2.750%, 12/13/24	40,000,000	38,617,728
1.250%, 1/27/25	25,000,000	23,504,183
1.300%, 1/28/25	60,000,000	56,499,828
5.000%, 2/28/25	10,000,000	9,976,993
2.375%, 3/14/25	10,000,000	9,553,440
0.500%, 4/14/25	41,290,000	38,208,684
4.625%, 6/6/25	9,000,000	8,943,598
0.500%, 6/13/25	20,000,000	18,358,964
3.125%, 6/13/25	10,000,000	9,626,619
0.375%, 9/4/25	56,620,000	51,522,467
0.550%, 1/20/26	5,000,000	4,474,103
0.625%, 1/22/26	25,000,000	22,430,172
0.650%, 1/28/26	15,000,000	13,463,271
0.700%, 1/28/26	20,000,000	17,974,742
0.600%, 2/12/26	10,000,000	8,952,730
0.680%, 2/24/26	5,000,000	4,481,687
0.750%, 2/24/26	25,000,000	22,451,037
0.650%, 2/26/26	10,000,000	8,954,089
1.050%, 8/13/26	36,000,000	32,152,561
1.875%, 9/11/26	24,000,000	22,110,353
1.500%, 11/23/26	50,000,000	45,035,115
1.250%, 12/21/26	50,000,000	44,819,065
1.700%, 1/28/27	69,245,000	62,501,202
0.830%, 2/10/27	10,000,000	8,738,081
1.020%, 2/24/27	15,000,000	13,214,265
0.900%, 2/26/27	35,000,000	30,625,035
1.115%, 2/26/27	30,000,000	26,466,015
1.100%, 2/25/28	15,000,000	12,979,604
3.250%, 6/9/28	25,000,000	23,944,958
1.000%, 8/16/28	5,000,000	4,246,949
3.250%, 11/16/28 (x)	66,335,000	63,485,971
FHLMC
0.450%, 11/25/24	10,000,000	9,350,460
4.000%, 12/30/24	30,000,000	29,468,901
5.150%, 1/24/25	10,000,000	9,936,822
1.500%, 2/12/25 (x)	60,000,000	56,666,580
5.150%, 2/14/25	10,000,000	9,950,803
4.320%, 3/21/25	25,000,000	24,651,050
3.050%, 5/12/25	50,000,000	48,158,160
0.375%, 7/21/25	7,225,000	6,588,257
0.600%, 8/12/25	10,000,000	9,105,200
4.050%, 8/28/25	35,000,000	34,225,608
0.680%, 9/2/25	26,300,000	23,945,924
0.375%, 9/23/25	68,490,000	62,107,506
4.625%, 9/29/25	15,000,000	14,799,399
0.600%, 9/30/25	20,000,000	18,128,180
0.600%, 10/15/25	10,905,000	9,868,949
0.600%, 11/12/25	5,000,000	4,513,480
0.640%, 11/24/25	15,000,000	13,541,980
0.625%, 11/25/25	10,000,000	9,024,493
0.620%, 12/1/25	15,000,000	13,527,388
0.750%, 6/23/26	15,000,000	13,322,800
6.750%, 9/15/29	20,000,000	22,733,480
6.250%, 7/15/32 (x)	45,000,000	52,499,129
FNMA
1.750%, 7/2/24	40,000,000	38,573,216
2.625%, 9/6/24	60,000,000	58,547,208
1.625%, 10/15/24	65,050,000	62,050,818
1.625%, 1/7/25	83,600,000	79,234,625
0.625%, 4/22/25	36,380,000	33,629,468
0.500%, 6/17/25	45,000,000	41,276,106
0.375%, 8/25/25	127,500,000	115,979,954
0.580%, 10/20/25	20,000,000	18,068,298
0.560%, 10/22/25	10,000,000	9,035,776
0.540%, 10/27/25	10,000,000	9,028,540
0.600%, 10/29/25	10,000,000	9,038,143
0.500%, 11/7/25	63,385,000	57,410,279
0.560%, 11/17/25	10,000,000	9,016,834
0.650%, 12/10/25	10,000,000	9,022,757
0.650%, 12/17/25	10,000,000	9,020,581
2.125%, 4/24/26	119,485,000	111,758,753
1.875%, 9/24/26 (x)	120,000,000	110,686,884
0.875%, 12/18/26	10,000,000	8,790,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 10/8/27	$80,000,000	$69,335,696
6.250%, 5/15/29	25,000,000	27,653,293
7.125%, 1/15/30	40,000,000	46,715,400
0.875%, 8/5/30 (x)	134,805,000	108,211,182
6.625%, 11/15/30	45,000,000	52,111,247
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,006,149
State of Israel AID Bonds
5.500%, 9/18/23	20,000,000	19,997,576
Tennessee Valley Authority
2.875%, 9/15/24	20,000,000	19,380,400
0.750%, 5/15/25	8,330,000	7,682,343
3.875%, 3/15/28	7,500,000	7,375,054
1.500%, 9/15/31	10,420,000	8,389,746
Series A 2.875%, 2/1/27	48,000,000	45,382,517
Series E 6.750%, 11/1/25	15,779,000	16,437,489

Total U.S. Government Agency Securities		3,166,794,751

U.S. Treasury Obligations (41.8%)
U.S. Treasury Notes
0.375%, 7/15/24	37,500,000	35,618,186
1.750%, 7/31/24	23,500,000	22,607,860
3.000%, 7/31/24	25,000,000	24,368,435
0.375%, 8/15/24	20,000,000	18,922,348
2.375%, 8/15/24	25,000,000	24,191,927
1.250%, 8/31/24	22,000,000	20,985,472
1.875%, 8/31/24	25,000,000	24,022,878
3.250%, 8/31/24	15,000,000	14,638,344
0.625%, 10/15/24	25,000,000	23,553,825
2.250%, 10/31/24	4,000,000	3,844,284
0.750%, 11/15/24	30,000,000	28,215,972
1.500%, 11/30/24	7,000,000	6,646,644
2.250%, 12/31/24	22,000,000	21,066,685
4.250%, 12/31/24	25,000,000	24,649,238
1.125%, 1/15/25	25,000,000	23,507,597
4.125%, 1/31/25	18,000,000	17,717,411
2.000%, 2/15/25	13,000,000	12,373,656
4.625%, 2/28/25	25,000,000	24,804,428
3.875%, 3/31/25	10,000,000	9,802,738
3.875%, 4/30/25	10,000,000	9,804,622
2.125%, 5/15/25	37,000,000	35,131,851
2.750%, 5/15/25	30,000,000	28,810,329
4.250%, 5/31/25 (x)	20,000,000	19,745,320
2.875%, 6/15/25	17,000,000	16,351,214
4.625%, 6/30/25	25,000,000	24,882,600
3.000%, 7/15/25	50,000,000	48,185,575
0.250%, 7/31/25	40,000,000	36,388,976
2.000%, 8/15/25	30,000,000	28,303,851
4.250%, 10/15/25	15,000,000	14,830,883
0.250%, 10/31/25	10,000,000	9,025,022
0.375%, 11/30/25	5,000,000	4,512,610
4.000%, 12/15/25	30,000,000	29,524,134
0.375%, 12/31/25	61,750,000	55,637,763
3.875%, 1/15/26	25,000,000	24,531,215
0.375%, 1/31/26	55,000,000	49,371,305
1.625%, 2/15/26	20,000,000	18,528,204
4.000%, 2/15/26	25,000,000	24,612,360
0.500%, 2/28/26	43,000,000	38,614,370
0.750%, 3/31/26	60,000,000	54,209,688
2.250%, 3/31/26	35,000,000	32,930,110
0.750%, 4/30/26	40,000,000	36,012,348
1.625%, 5/15/26	42,000,000	38,744,215
3.625%, 5/15/26	20,000,000	19,509,364
0.750%, 5/31/26	73,000,000	65,545,663
4.125%, 6/15/26	17,500,000	17,319,703
0.875%, 6/30/26	60,000,000	54,039,822
0.625%, 7/31/26	25,000,000	22,265,010
1.500%, 8/15/26	35,500,000	32,438,082
1.375%, 8/31/26	16,615,000	15,110,520
0.875%, 9/30/26	45,000,000	40,255,501
2.000%, 11/15/26	90,000,000	83,223,360
2.250%, 2/15/27	10,000,000	9,295,897
2.250%, 11/15/27	18,500,000	17,031,583
3.875%, 11/30/27	10,000,000	9,855,061
0.625%, 12/31/27	45,000,000	38,437,380
3.875%, 12/31/27	25,000,000	24,641,002
3.500%, 1/31/28	17,000,000	16,501,869
2.750%, 2/15/28	25,600,000	24,048,323
1.250%, 3/31/28	50,000,000	43,733,230
1.250%, 4/30/28	10,000,000	8,731,381
2.875%, 5/15/28	86,500,000	81,575,287
1.250%, 5/31/28	60,500,000	52,748,437
3.625%, 5/31/28	20,000,000	19,555,952
1.250%, 6/30/28	5,000,000	4,350,620
4.000%, 6/30/28	17,500,000	17,399,041
2.875%, 8/15/28	76,000,000	71,559,860
1.125%, 8/31/28	25,000,000	21,532,792
1.250%, 9/30/28	30,000,000	25,956,318
3.125%, 11/15/28	87,500,000	83,312,163
2.625%, 2/15/29	52,000,000	48,161,209
2.375%, 5/15/29	82,000,000	74,725,009
3.250%, 6/30/29	15,000,000	14,347,501
1.625%, 8/15/29	17,500,000	15,256,836
4.000%, 10/31/29	25,000,000	24,924,113
3.875%, 12/31/29	20,000,000	19,819,062
1.500%, 2/15/30	32,400,000	27,737,277
4.000%, 2/28/30	15,000,000	14,984,790
0.625%, 5/15/30	40,000,000	32,027,992
3.750%, 5/31/30	20,000,000	19,712,458
3.750%, 6/30/30	20,000,000	19,727,586
0.625%, 8/15/30	33,500,000	26,671,775
0.875%, 11/15/30	36,000,000	29,115,068
1.125%, 2/15/31	46,600,000	38,301,626
1.625%, 5/15/31	15,000,000	12,741,754
1.250%, 8/15/31	30,000,000	24,607,584
1.375%, 11/15/31	84,500,000	69,635,622
1.875%, 2/15/32	79,000,000	67,621,330
2.875%, 5/15/32	23,000,000	21,310,510
2.750%, 8/15/32	31,000,000	28,401,134
4.125%, 11/15/32	3,000,000	3,063,923
3.500%, 2/15/33	35,000,000	34,073,008
3.375%, 5/15/33	25,000,000	24,097,778

Total U.S. Treasury Obligations		2,671,264,659

Total Long-Term Debt Securities (91.4%) (Cost $6,223,213,142)		5,846,382,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.1%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	950,000	$46,816,000
Schwab Short-Term U.S. Treasury ETF (x)	950,000	45,657,000
Vanguard Intermediate-Term Treasury ETF (x)	3,900,000	228,774,001
Vanguard Short-Term Treasury ETF	3,400,000	196,282,000

Total Exchange Traded Funds (8.1%) (Cost $543,978,750)		517,529,001

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	20,000,000	20,000,000

Total Investment Companies		30,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $11,867,098, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $12,099,348. (xx)	$11,862,106	11,862,106
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $15,006,338, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $15,308,278. (xx)	15,000,000	15,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $2,040,862. (xx)	2,000,000	2,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $11,010,823, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $11,220,000. (xx)	11,000,000	11,000,000

Total Repurchase Agreements		39,862,106

Total Short-Term Investments (1.1%) (Cost $69,862,106)		69,862,106

Total Investments in Securities (100.6%) (Cost $6,837,053,998)		6,433,773,372
Other Assets Less Liabilities (-0.6%)		(36,713,258)

Net Assets (100%)		$6,397,060,114

(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $69,073,816. This was collateralized by $822,983 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/15/25 – 2/15/53 and by cash of $69,862,106 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$8,322,855	$—	$8,322,855
Exchange Traded Funds	517,529,001	—	—	517,529,001
Short-Term Investments
Investment Companies	30,000,000	—	—	30,000,000
Repurchase Agreements	—	39,862,106	—	39,862,106
U.S. Government Agency Securities	—	3,166,794,751	—	3,166,794,751
U.S. Treasury Obligations	—	2,671,264,659	—	2,671,264,659

Total Assets	$547,529,001	$5,886,244,371	$—	$6,433,773,372

Total Liabilities	$—	$—	$—	$—

Total	$547,529,001	$5,886,244,371	$—	$6,433,773,372

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$105,754,732
Long-term U.S. government debt securities	609,148,590

$714,903,322

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$282,223,135
Long-term U.S. government debt securities	579,199,600

$861,422,735

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$572,302
Aggregate gross unrealized depreciation	(404,975,304)

Net unrealized depreciation	$(404,403,002)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,838,176,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $6,797,191,892)	$6,393,911,266
Repurchase Agreements (Cost $39,862,106)	39,862,106
Cash	36,361,712
Dividends, interest and other receivables	30,669,806
Receivable for Portfolio shares sold	101,378
Securities lending income receivable	19,904
Other assets	75,283

Total assets	6,501,001,455

LIABILITIES
Payable for return of collateral on securities loaned	69,862,106
Payable for securities purchased	29,439,129
Payable for Portfolio shares repurchased	2,574,394
Investment management fees payable	1,485,049
Administrative fees payable	489,581
Distribution fees payable – Class IB	51,499
Distribution fees payable – Class IA	15,076
Accrued expenses	24,507

Total liabilities	103,941,341

NET ASSETS	$6,397,060,114

Net assets were comprised of:
Paid in capital	$6,852,454,162
Total distributable earnings (loss)	(455,394,048)

Net assets	$6,397,060,114

Class IA
Net asset value, offering and redemption price per share, $72,936,199 / 7,689,570 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

Class IB
Net asset value, offering and redemption price per share, $247,713,955 / 26,282,716 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.42

Class K
Net asset value, offering and redemption price per share, $6,076,409,960 / 639,755,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.50

(x)	Includes value of securities on loan of $69,073,816.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$71,334,993
Dividends	5,945,865
Securities lending (net)	103,035

Total income	77,383,893

EXPENSES
Investment management fees	10,072,943
Administrative fees	3,016,551
Distribution fees – Class IB	318,418
Printing and mailing expenses	179,394
Professional fees	148,481
Trustees’ fees	99,758
Distribution fees – Class IA	90,459
Custodian fees	67,415
Miscellaneous	66,503

Gross expenses	14,059,922
Less: Waiver from investment manager	(962,573)

Net expenses	13,097,349

NET INVESTMENT INCOME (LOSS)	64,286,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(18,790,219)
Net change in unrealized appreciation (depreciation) on investments in securities	25,777,669

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,987,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,273,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$64,286,544	$79,176,559
Net realized gain (loss)	(18,790,219)	(77,657,641)
Net change in unrealized appreciation (depreciation)	25,777,669	(487,758,555)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,273,994	(486,239,637)

Distributions to shareholders:
Class IA	—	(767,787)
Class IB	—	(2,807,391)
Class K	—	(81,751,616)

Total distributions to shareholders	—	(85,326,794)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 576,252 and 660,192 shares, respectively ]	5,489,156	6,435,616
Capital shares issued in reinvestment of dividends [ 0 and 81,092 shares, respectively ]	—	767,787
Capital shares repurchased [ (499,311) and (1,341,482) shares, respectively]	(4,758,405)	(13,077,067)

Total Class IA transactions	730,751	(5,873,664)

Class IB
Capital shares sold [ 1,736,565 and 3,836,006 shares, respectively ]	16,436,317	37,133,790
Capital shares issued in reinvestment of dividends [ 0 and 298,400 shares, respectively ]	—	2,807,391
Capital shares repurchased [ (3,147,588) and (6,583,490) shares, respectively]	(29,783,640)	(63,666,902)

Total Class IB transactions	(13,347,323)	(23,725,721)

Class K
Capital shares sold [ 66,269,724 and 278,332,909 shares, respectively ]	628,037,817	2,676,342,063
Capital shares issued in reinvestment of dividends [ 0 and 8,632,645 shares, respectively ]	—	81,751,616
Capital shares repurchased [ (87,723,788) and (232,556,527) shares , respectively]	(837,173,525)	(2,246,480,351)

Total Class K transactions	(209,135,708)	511,613,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(221,752,280)	482,013,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	(150,478,286)	(89,552,488)
NET ASSETS:
Beginning of period	6,547,538,400	6,637,090,888

End of period	$6,397,060,114	$6,547,538,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.40		$10.29	$10.66	$10.39	$10.13	$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.09	0.06	0.10	0.16	0.13
Net realized and unrealized gain (loss)	0.01		(0.88)	(0.28)	0.33	0.26	(0.05)

Total from investment operations	0.09		(0.79)	(0.22)	0.43	0.42	0.08

Less distributions:
Dividends from net investment income	—		(0.09)	(0.08)	(0.10)	(0.16)	(0.13)
Distributions from net realized gains	—		(0.01)	(0.07)	(0.06)	—	—

Total dividends and distributions	—		(0.10)	(0.15)	(0.16)	(0.16)	(0.13)

Net asset value, end of period	$9.49		$9.40	$10.29	$10.66	$10.39	$10.13

Total return (b)	0.96%		(7.67)%	(2.08)%	4.22%	4.18%	0.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,936		$71,572	$84,502	$93,757	$88,801	$92,532
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.65%	0.65%	0.67%	0.67%	0.67%
Before waivers (a)(f)	0.67%		0.67%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.76%		0.96%	0.57%	0.97%	1.50%	1.27%
Before waivers (a)(f)	1.73%		0.94%	0.55%	0.97%	1.50%	1.27%
Portfolio turnover rate^	11	%(z)	45%	31%	60%	59%	70%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.34		$10.22	$10.60	$10.32	$10.07	$10.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.09	0.06	0.10	0.15	0.13
Net realized and unrealized gain (loss)	—	#	(0.87)	(0.29)	0.34	0.26	(0.05)

Total from investment operations	0.08		(0.78)	(0.23)	0.44	0.41	0.08

Less distributions:
Dividends from net investment income	—		(0.09)	(0.08)	(0.10)	(0.16)	(0.13)
Distributions from net realized gains	—		(0.01)	(0.07)	(0.06)	—	—

Total dividends and distributions	—		(0.10)	(0.15)	(0.16)	(0.16)	(0.13)

Net asset value, end of period	$9.42		$9.34	$10.22	$10.60	$10.32	$10.07

Total return (b)	0.86%		(7.62)%	(2.18)%	4.34%	4.11%	0.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$247,714		$258,718	$308,194	$356,527	$325,835	$330,469
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.65%	0.65%	0.66%	0.67%	0.67%
Before waivers (a)(f)	0.67%		0.67%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.76%		0.96%	0.57%	0.97%	1.50%	1.27%
Before waivers (a)(f)	1.73%		0.94%	0.55%	0.97%	1.50%	1.27%
Portfolio turnover rate^	11	%(z)	45%	31%	60%	59%	70%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.40		$10.29	$10.66	$10.39	$10.13	$10.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.12	0.09	0.13	0.18	0.15
Net realized and unrealized gain (loss)	—	#	(0.88)	(0.29)	0.33	0.27	(0.03)

Total from investment operations	0.10		(0.76)	(0.20)	0.46	0.45	0.12

Less distributions:
Dividends from net investment income	—		(0.12)	(0.10)	(0.13)	(0.19)	(0.16)
Distributions from net realized gains	—		(0.01)	(0.07)	(0.06)	—	—

Total dividends and distributions	—		(0.13)	(0.17)	(0.19)	(0.19)	(0.16)

Net asset value, end of period	$9.50		$9.40	$10.29	$10.66	$10.39	$10.13

Total return (b)	1.06%		(7.43)%	(1.85)%	4.48%	4.44%	1.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,076,410		$6,217,249	$6,244,395	$7,604,364	$7,052,553	$7,705,387
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39%		0.40%	0.40%	0.41%	0.42%	0.42%
Before waivers (a)(f)	0.42%		0.42%	0.41%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.01%		1.23%	0.82%	1.22%	1.75%	1.53%
Before waivers (a)(f)	1.98%		1.21%	0.80%	1.22%	1.75%	1.53%
Portfolio turnover rate^	11	%(z)	45%	31%	60%	59%	70%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Financials	$166,491,103	13.7%
Industrials	160,514,211	13.2
Consumer Discretionary	131,422,489	10.8
Health Care	123,549,988	10.1
Exchange Traded Funds	107,294,809	8.8
Information Technology	99,831,593	8.2
Consumer Staples	97,467,905	8.0
Materials	76,253,460	6.3
Communication Services	40,172,816	3.3
Energy	39,753,892	3.3
Utilities	26,701,124	2.2
Repurchase Agreements	22,870,626	1.9
Investment Companies	20,000,000	1.6
Real Estate	14,116,004	1.1
Cash and Other	90,805,975	7.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,117.90	$5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.69	5.15
Class IB
Actual	1,000.00	1,117.80	5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.69	5.15
Class K
Actual	1,000.00	1,118.40	4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.93	3.91

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.4%)
Ampol Ltd.	9,487	$190,286
ANZ Group Holdings Ltd.	116,790	1,851,977
APA Group	47,177	305,207
Aristocrat Leisure Ltd.	52,592	1,361,843
ASX Ltd.	7,604	320,302
Aurizon Holdings Ltd.	77,109	201,948
BHP Group Ltd. (ASE Stock Exchange)	103,958	3,101,797
BHP Group Ltd. (London Stock Exchange)	93,034	2,763,236
BlueScope Steel Ltd.	18,776	259,033
Brambles Ltd.	56,024	539,218
Cochlear Ltd.	2,593	396,775
Coles Group Ltd.	51,797	636,612
Commonwealth Bank of Australia	65,656	4,402,547
Computershare Ltd.	22,211	347,748
Dexus (REIT)	44,852	233,432
EBOS Group Ltd.	6,604	149,423
Endeavour Group Ltd.	58,253	245,375
Flutter Entertainment plc (Dublin Stock Exchange)*	6,860	1,380,679
Flutter Entertainment plc (London Stock Exchange)*	7,787	1,564,064
Fortescue Metals Group Ltd.	65,707	978,574
Glencore plc	720,957	4,089,658
Goodman Group (REIT)	65,017	870,941
GPT Group (The) (REIT)	70,490	194,811
IDP Education Ltd. (x)	7,486	110,695
IGO Ltd.	25,450	259,758
Insurance Australia Group Ltd.	94,453	359,860
Lendlease Corp. Ltd.	25,590	132,415
Lottery Corp. Ltd. (The)	160,086	549,064
Macquarie Group Ltd.	14,277	1,701,322
Medibank Pvt Ltd.	104,347	245,556
Mineral Resources Ltd.	6,846	328,860
Mirvac Group (REIT)	159,470	241,104
National Australia Bank Ltd.	122,052	2,154,311
Newcrest Mining Ltd.	35,034	625,952
Northern Star Resources Ltd.	43,467	352,868
Orica Ltd.	16,806	166,680
Origin Energy Ltd.	65,274	364,885
Pilbara Minerals Ltd.	95,291	314,246
Qantas Airways Ltd.*	38,454	159,456
QBE Insurance Group Ltd.	57,142	601,395
Ramsay Health Care Ltd.	7,528	283,177
REA Group Ltd.	1,970	188,719
Reece Ltd.	9,643	120,192
Rio Tinto Ltd.	14,435	1,110,896
Rio Tinto plc	43,776	2,781,069
Rio Tinto plc (ADR)	28,592	1,825,313
Santos Ltd.	123,488	621,970
Scentre Group (REIT)	199,218	351,864
SEEK Ltd.	13,829	200,645
Sonic Healthcare Ltd.	17,349	412,657
South32 Ltd.	175,765	443,281
Stockland (REIT)	97,879	263,970
Suncorp Group Ltd.	51,216	462,028
Telstra Group Ltd.	161,996	464,954
Transurban Group	122,097	1,162,998
Treasury Wine Estates Ltd.	28,377	213,213
Vicinity Ltd. (REIT)	159,395	195,943
Washington H Soul Pattinson & Co. Ltd. (x)	8,103	171,781
Wesfarmers Ltd.	44,117	1,454,868
Westpac Banking Corp.	136,456	1,946,570
WiseTech Global Ltd.	13,196	706,949
Woodside Energy Group Ltd. (ASE Stock Exchange)	57,025	1,320,629
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	388,016
Woolworths Group Ltd.	47,391	1,257,445

		53,403,060

Austria (0.3%)
Erste Group Bank AG	74,434	2,613,656
Mondi plc	19,711	300,951
OMV AG	6,008	254,570
Verbund AG	2,771	222,546
voestalpine AG (x)	4,513	162,176

		3,553,899

Belgium (0.5%)
Ageas SA/NV	6,401	259,429
Anheuser-Busch InBev SA/NV	65,620	3,716,467
D’ieteren Group	865	152,969
Elia Group SA/NV	1,053	133,768
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	116,897
Groupe Bruxelles Lambert SA	2,357	185,759
KBC Group NV	9,558	668,378
Sofina SA	665	137,865
Solvay SA	2,757	308,777
UCB SA	4,999	443,048
Umicore SA	8,745	244,459
Warehouses De Pauw CVA (REIT)	6,344	174,022

		6,541,838

Brazil (0.4%)
Ambev SA*	682,600	2,198,257
Banco Bradesco SA (ADR)	443,429	1,534,264
Hypera SA	54,500	525,172
Petroleo Brasileiro SA (ADR)	74,020	1,023,697
Yara International ASA	6,592	232,758

		5,514,148

Burkina Faso (0.0%)†
Endeavour Mining plc	7,386	177,608

Canada (1.3%)
Agnico Eagle Mines Ltd.	28,878	1,441,993
CAE, Inc.*	105,900	2,370,209
Canadian National Railway Co.	14,454	1,750,301
Canadian Pacific Kansas City Ltd.	15,134	1,222,373
Element Fleet Management Corp.	70,822	1,078,836
Franco-Nevada Corp.	10,981	1,565,067
Magna International, Inc.	27,766	1,567,555
RB Global, Inc.	25,966	1,558,254
Restaurant Brands International, Inc. (x)	35,268	2,733,975

		15,288,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Chile (0.2%)
Antofagasta plc	14,881	$277,321
Sociedad Quimica y Minera de Chile SA (ADR)	22,969	1,668,009

		1,945,330

China (1.2%)
Alibaba Group Holding Ltd.*	69,800	725,925
Anhui Conch Cement Co. Ltd., Class H	172,000	457,879
Baidu, Inc. (ADR)*	13,566	1,857,321
BOC Hong Kong Holdings Ltd.	145,543	445,470
Budweiser Brewing Co. APAC Ltd. (m)	66,900	172,508
BYD Co. Ltd., Class H	48,500	1,551,169
China Life Insurance Co. Ltd., Class H	493,000	822,709
China Resources Gas Group Ltd.	134,700	461,846
ESR Group Ltd. (m)	79,800	137,382
Kingsoft Corp. Ltd.	102,800	406,688
Ping An Insurance Group Co. of China Ltd., Class H	115,000	736,827
Prosus NV*	39,176	2,866,821
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H*	311,000	830,835
SITC International Holdings Co. Ltd.	59,000	108,285
Tencent Holdings Ltd.	30,200	1,285,388
TravelSky Technology Ltd., Class H	637,000	1,085,148
Wilmar International Ltd.	77,555	218,403
Xinyi Glass Holdings Ltd.	55,000	85,988
Yum China Holdings, Inc.(Hong Kong stock exchange)	5,250	296,691
Yum China Holdings, Inc.(New York stock exchange)	12,295	694,668

		15,247,951

Colombia (0.2%)
Bancolombia SA (ADR)	46,066	1,229,041
Ecopetrol SA (ADR) (x)	83,638	857,289

		2,086,330

Denmark (1.8%)
AP Moller – Maersk A/S, Class A	124	216,393
AP Moller – Maersk A/S, Class B	198	348,341
Carlsberg A/S, Class B	3,732	596,719
Chr Hansen Holding A/S	4,200	292,126
Coloplast A/S, Class B	4,495	561,999
Danske Bank A/S*	27,226	663,054
Demant A/S*	3,889	164,567
DSV A/S	7,239	1,523,462
Genmab A/S*	2,565	973,536
Novo Nordisk A/S, Class B	83,274	13,449,897
Novozymes A/S, Class B	8,143	379,254
Orsted A/S (m)	7,354	694,787
Pandora A/S	3,479	310,891
ROCKWOOL A/S, Class B	382	98,783
Tryg A/S	13,579	293,911
Vestas Wind Systems A/S*	39,270	1,043,366

		21,611,086

Finland (0.6%)
Elisa OYJ	5,590	298,573
Fortum OYJ	18,193	243,632
Kesko OYJ, Class B	10,735	202,032
Kone OYJ, Class B	13,261	692,703
Metso OYJ	27,034	325,673
Neste OYJ	16,452	634,075
Nokia OYJ	206,968	868,546
Nordea Bank Abp	228,460	2,489,248
Orion OYJ, Class B	4,218	175,036
Sampo OYJ, Class A	17,629	790,641
Stora Enso OYJ, Class R	21,063	244,111
UPM-Kymmene OYJ	20,730	617,802
Wartsila OYJ Abp	17,969	202,455

		7,784,527

France (9.6%)
Accor SA	83,335	3,098,861
Adevinta ASA*	11,739	76,991
Aeroports de Paris	1,194	171,559
Air Liquide SA	34,081	6,110,110
Airbus SE	36,502	5,276,558
Alstom SA (x)	74,534	2,224,816
Amundi SA (m)	2,575	152,187
Arkema SA	2,188	206,393
AXA SA	129,290	3,819,683
BioMerieux	1,684	176,734
BNP Paribas SA	76,140	4,809,715
Bollore SE	33,605	209,418
Bouygues SA	7,647	256,830
Bureau Veritas SA	11,059	303,346
Capgemini SE	37,064	7,021,449
Carrefour SA	22,455	425,548
Cie de Saint-Gobain	19,054	1,160,720
Cie Generale des Etablissements Michelin SCA	26,603	786,418
Covivio SA (REIT)	1,895	89,649
Credit Agricole SA	47,385	562,904
Danone SA	53,792	3,296,202
Dassault Aviation SA	972	194,487
Dassault Systemes SE	44,578	1,976,860
Edenred	9,783	655,079
Eiffage SA	2,924	305,339
Engie SA	178,525	2,969,429
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	821,162
EssilorLuxottica SA	19,862	3,758,840
Eurazeo SE	1,565	110,165
Forvia*	64,200	1,514,365
Gecina SA (REIT)	1,793	191,009
Getlink SE	14,224	242,013
Hermes International	1,232	2,680,150
Ipsen SA	1,432	172,331
Kering SA	5,080	2,813,495
Klepierre SA (REIT)	8,749	217,058
La Francaise des Jeux SAEM (m)	4,300	169,304
Legrand SA	10,344	1,026,142
L’Oreal SA	9,365	4,370,434
LVMH Moet Hennessy Louis Vuitton SE	16,511	15,581,853
Orange SA	71,467	835,899
Pernod Ricard SA	19,362	4,277,826
Publicis Groupe SA	8,903	694,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Remy Cointreau SA	893	$143,168
Renault SA	50,032	2,111,038
Safran SA	32,485	5,103,772
Sartorius Stedim Biotech	1,111	277,635
SEB SA	1,113	115,075
Societe Generale SA	27,750	722,385
Sodexo SA	8,090	890,909
SOITEC*	11,105	1,878,453
Teleperformance	21,595	3,625,275
Thales SA	3,991	597,405
TotalEnergies SE	117,096	6,711,059
Unibail-Rodamco-Westfield (REIT)*	4,682	247,459
Valeo	8,706	186,807
Veolia Environnement SA	70,962	2,243,570
Vinci SA	42,617	4,953,259
Vivendi SE	28,354	261,405
Wendel SE	1,104	113,420
Worldline SA (m)*	9,017	330,021

		116,325,960

Germany (6.9%)
adidas AG	6,269	1,215,903
Allianz SE (Registered)	21,183	4,927,355
BASF SE	34,759	1,687,638
Bayer AG (Registered)	65,492	3,620,788
Bayerische Motoren Werke AG	12,875	1,581,260
Bayerische Motoren Werke AG (Preference) (q)	2,327	264,588
Bechtle AG	3,285	130,161
Beiersdorf AG	3,881	513,484
Brenntag SE	5,942	462,938
Carl Zeiss Meditec AG	1,644	177,766
Commerzbank AG	41,683	461,555
Continental AG	30,403	2,291,301
Covestro AG (m)*	51,582	2,678,414
Daimler Truck Holding AG	18,384	661,908
Deutsche Bank AG (Registered)	77,115	809,190
Deutsche Boerse AG	14,939	2,758,999
Deutsche Lufthansa AG (Registered)*	24,376	249,499
Deutsche Post AG (Registered)	39,072	1,907,980
Deutsche Telekom AG (Registered)	277,089	6,039,692
Dr Ing hc F Porsche AG (Preference) (q)	4,544	563,979
E.ON SE	86,672	1,104,751
Evonik Industries AG	8,477	161,131
Fresenius Medical Care AG & Co. KGaA	8,030	383,501
Fresenius SE & Co. KGaA	16,578	458,880
GEA Group AG	38,915	1,626,337
Hannover Rueck SE	2,324	492,803
Heidelberg Materials AG	5,641	463,210
HelloFresh SE (x)*	5,805	143,535
Henkel AG & Co. KGaA	3,980	280,126
Henkel AG & Co. KGaA (Preference) (q)	6,652	531,739
Infineon Technologies AG	66,983	2,762,414
Knorr-Bremse AG	2,737	208,969
LEG Immobilien SE*	2,818	161,841
Mercedes-Benz Group AG	33,282	2,678,587
Merck KGaA	23,755	3,927,470
MTU Aero Engines AG	10,343	2,679,918
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,442	2,040,675
Nemetschek SE	2,092	156,665
Porsche Automobil Holding SE (Preference) (q)*	5,917	355,900
Puma SE	3,881	233,387
Rational AG	208	150,492
Rheinmetall AG	1,730	475,006
RWE AG	69,187	3,011,516
SAP SE	77,570	10,591,710
Sartorius AG (Preference) (q)	965	330,922
Scout24 SE (m)	2,996	189,916
Siemens AG (Registered)	55,529	9,242,718
Siemens Energy AG*	20,980	370,339
Siemens Healthineers AG (m)	22,117	1,251,761
Symrise AG, Class A	15,249	1,597,492
Talanx AG (x)	2,520	144,469
Telefonica Deutschland Holding AG	29,302	82,345
Volkswagen AG	1,163	194,033
Volkswagen AG (Preference) (q)	7,977	1,069,935
Vonovia SE	46,712	912,029
Wacker Chemie AG	726	99,630
Zalando SE (m)*	9,140	262,954

		83,833,504

Hong Kong (1.8%)
AIA Group Ltd.	888,852	9,069,120
CK Asset Holdings Ltd.	74,705	414,594
CK Infrastructure Holdings Ltd.	24,340	128,840
CLP Holdings Ltd.	65,564	510,320
Futu Holdings Ltd. (ADR) (x)*	2,212	87,905
Hang Lung Properties Ltd.	79,438	122,606
Hang Seng Bank Ltd.	30,174	429,740
Henderson Land Development Co. Ltd.	54,906	163,716
HKT Trust & HKT Ltd.	159,042	185,235
Hong Kong & China Gas Co. Ltd.	434,330	375,633
Hong Kong Exchanges & Clearing Ltd.	49,039	1,864,906
Hongkong Land Holdings Ltd.	45,900	177,174
Jardine Matheson Holdings Ltd.	6,100	306,098
Link REIT (REIT)	96,478	537,126
MTR Corp. Ltd.	61,118	281,320
New World Development Co. Ltd. (x)	55,559	137,229
Power Assets Holdings Ltd.	52,496	275,353
Prudential plc	374,162	5,276,562
Sino Land Co. Ltd.	135,239	166,303
Sun Hung Kai Properties Ltd.	56,278	709,826
Swire Pacific Ltd., Class A	14,831	114,105
Swire Properties Ltd.	44,600	109,933
Techtronic Industries Co. Ltd.	54,000	590,876
WH Group Ltd. (m)	331,323	176,075
Wharf Real Estate Investment Co. Ltd.	62,330	311,965

		22,522,560

India (0.7%)
HDFC Bank Ltd.	77,150	1,602,930
HDFC Bank Ltd. (ADR)	30,685	2,138,744
ICICI Bank Ltd. (ADR)	97,600	2,252,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ITC Ltd.	80,787	$445,250
Kotak Mahindra Bank Ltd.	26,552	597,942
Reliance Industries Ltd.	35,564	1,108,897
UPL Ltd.	98,456	826,067

		8,972,438

Ireland (0.4%)
AerCap Holdings NV*	6,668	423,551
AIB Group plc	45,650	192,058
Bank of Ireland Group plc	42,655	407,528
CRH plc	28,733	1,586,994
Kerry Group plc, Class A	6,119	597,041
Kingspan Group plc	11,851	789,023
Smurfit Kappa Group plc	9,864	329,253

		4,325,448

Israel (0.5%)
Azrieli Group Ltd.	1,541	87,094
Bank Hapoalim BM	50,579	414,818
Bank Leumi Le-Israel BM	62,275	466,589
Check Point Software Technologies Ltd.*	19,223	2,414,793
Elbit Systems Ltd.	1,027	214,057
ICL Group Ltd.	29,531	161,694
Israel Discount Bank Ltd., Class A	47,387	235,594
Mizrahi Tefahot Bank Ltd.	6,721	224,611
Nice Ltd.*	2,535	523,126
Nice Ltd. (ADR)*	2,667	550,736
Teva Pharmaceutical Industries Ltd. (ADR)*	45,532	342,856
Tower Semiconductor Ltd.*	4,652	171,882
Wix.com Ltd.*	2,109	165,008

		5,972,858

Italy (1.5%)
Amplifon SpA	5,071	186,115
Assicurazioni Generali SpA	38,825	790,723
Coca-Cola HBC AG	8,530	254,161
Davide Campari-Milano NV	20,566	285,016
DiaSorin SpA	1,086	113,023
Enel SpA	316,277	2,130,534
Eni SpA	90,213	1,300,825
Ferrari NV	4,902	1,604,841
FinecoBank Banca Fineco SpA	23,112	311,756
Infrastrutture Wireless Italiane SpA (m)	12,840	169,534
Intesa Sanpaolo SpA	627,647	1,649,653
Leonardo SpA	172,047	1,954,693
Mediobanca Banca di Credito Finanziario SpA	21,689	260,089
Moncler SpA	8,004	553,825
Nexi SpA (m)*	22,358	175,533
Poste Italiane SpA (m)	20,651	224,047
Prysmian SpA	67,928	2,845,102
Recordati Industria Chimica e Farmaceutica SpA	4,468	213,551
Snam SpA	79,355	414,711
Telecom Italia SpA*	347,867	98,081
Terna – Rete Elettrica Nazionale	56,380	480,245
UniCredit SpA	71,697	1,671,987

		17,688,045

Japan (14.9%)
Advantest Corp.	7,300	977,942
Aeon Co. Ltd.	25,952	531,244
AGC, Inc. (x)	8,150	293,322
Aisin Corp.	5,738	177,368
Ajinomoto Co., Inc.	17,268	687,536
ANA Holdings, Inc.*	6,130	146,255
Asahi Group Holdings Ltd.	18,287	708,859
Asahi Intecc Co. Ltd.	7,700	151,399
Asahi Kasei Corp.	46,878	318,210
Astellas Pharma, Inc.	70,050	1,043,848
Azbil Corp.	4,900	155,054
Bandai Namco Holdings, Inc.	23,457	542,780
BayCurrent Consulting, Inc.	5,400	202,875
Bridgestone Corp. (x)	22,164	910,726
Brother Industries Ltd.	8,515	124,867
Canon, Inc. (x)	39,630	1,045,757
Capcom Co. Ltd.	7,000	277,431
Central Japan Railway Co.	5,700	714,816
Chiba Bank Ltd. (The)	21,772	132,088
Chubu Electric Power Co., Inc.	24,254	296,193
Chugai Pharmaceutical Co. Ltd.	49,641	1,411,793
Concordia Financial Group Ltd.	40,700	160,404
CyberAgent, Inc.	17,000	124,155
Dai Nippon Printing Co. Ltd.	8,481	240,460
Daifuku Co. Ltd.	12,300	251,855
Dai-ichi Life Holdings, Inc.	35,800	686,729
Daiichi Sankyo Co. Ltd.	71,961	2,281,985
Daikin Industries Ltd.	10,223	2,086,766
Daito Trust Construction Co. Ltd.	2,338	237,228
Daiwa House Industry Co. Ltd.	23,558	622,626
Daiwa House REIT Investment Corp. (REIT)	90	172,736
Daiwa Securities Group, Inc.	50,476	261,173
Denso Corp.	55,312	3,728,933
Dentsu Group, Inc. (x)	8,074	264,829
Disco Corp.	3,600	569,537
East Japan Railway Co.	11,925	661,308
Eisai Co. Ltd.	9,754	657,336
ENEOS Holdings, Inc.	114,238	391,415
FANUC Corp.	37,320	1,312,186
Fast Retailing Co. Ltd.	6,748	1,732,366
Fuji Electric Co. Ltd.	4,757	209,623
FUJIFILM Holdings Corp.	14,568	865,207
Fujitsu Ltd.	6,974	899,137
GLP J-REIT (REIT)	182	179,461
GMO Payment Gateway, Inc.	1,800	140,526
Hakuhodo DY Holdings, Inc.	9,660	101,992
Hamamatsu Photonics KK	5,200	255,267
Hankyu Hanshin Holdings, Inc.	8,700	288,165
Hikari Tsushin, Inc.	900	129,344
Hirose Electric Co. Ltd.	1,267	168,637
Hitachi Construction Machinery Co. Ltd.	4,751	133,826
Hitachi Ltd.	170,342	10,542,741
Honda Motor Co. Ltd.	59,904	1,809,614
Hoshizaki Corp.	4,400	158,228
Hoya Corp.	13,902	1,658,361
Hulic Co. Ltd. (x)	16,400	140,746
Ibiden Co. Ltd.	4,200	238,166
Idemitsu Kosan Co. Ltd.	8,795	176,555
IHI Corp.	44,900	1,217,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Iida Group Holdings Co. Ltd.	5,100	$86,309
Inpex Corp. (x)	38,600	430,472
Isuzu Motors Ltd.	23,269	283,299
ITOCHU Corp. (x)	46,232	1,838,567
Itochu Techno-Solutions Corp.	3,500	88,565
Japan Airlines Co. Ltd.	5,458	118,567
Japan Exchange Group, Inc.	19,500	341,130
Japan Metropolitan Fund Invest (REIT)	282	188,346
Japan Post Bank Co. Ltd.	58,400	457,546
Japan Post Holdings Co. Ltd.	87,300	627,736
Japan Post Insurance Co. Ltd.	7,900	118,774
Japan Real Estate Investment Corp. (REIT)	47	178,825
Japan Tobacco, Inc. (x)	46,700	1,023,621
JFE Holdings, Inc.	18,476	265,124
JSR Corp.	6,618	190,258
Kajima Corp.	15,669	237,005
Kansai Electric Power Co., Inc. (The)	28,223	354,589
Kao Corp.	18,467	668,867
Kawasaki Kisen Kaisha Ltd.	5,500	133,434
KDDI Corp.	105,400	3,257,476
Keio Corp.	3,969	124,803
Keisei Electric Railway Co. Ltd.	5,277	218,715
Keyence Corp.	12,232	5,784,735
Kikkoman Corp.	5,023	283,449
Kintetsu Group Holdings Co. Ltd.	6,898	239,010
Kirin Holdings Co. Ltd. (x)	30,191	440,919
Kobayashi Pharmaceutical Co. Ltd.	1,700	92,497
Kobe Bussan Co. Ltd. (x)	6,200	160,269
Koei Tecmo Holdings Co. Ltd.	5,460	94,437
Koito Manufacturing Co. Ltd.	36,200	657,053
Komatsu Ltd.	35,572	962,518
Konami Group Corp.	3,488	182,784
Kose Corp.	4,300	413,346
Kubota Corp.	39,408	574,070
Kurita Water Industries Ltd.	3,914	150,433
Kyocera Corp.	12,308	669,016
Kyowa Kirin Co. Ltd.	10,767	199,028
Lasertec Corp.	2,800	423,188
Lixil Corp.	11,623	147,615
M3, Inc.	17,500	378,336
Makita Corp.	8,592	241,176
Marubeni Corp.	59,468	1,015,939
MatsukiyoCocokara & Co.	4,700	264,114
Mazda Motor Corp.	20,935	204,596
McDonald’s Holdings Co. Japan Ltd. (x)	3,080	119,785
Meiji Holdings Co. Ltd.	8,864	198,017
Minebea Mitsumi, Inc.	13,600	257,538
MISUMI Group, Inc.	10,800	216,156
Mitsubishi Chemical Group Corp.	50,959	307,253
Mitsubishi Corp.	48,184	2,335,675
Mitsubishi Electric Corp.	76,371	1,073,222
Mitsubishi Estate Co. Ltd.	45,111	538,085
Mitsubishi HC Capital, Inc.	24,100	143,600
Mitsubishi Heavy Industries Ltd.	75,125	3,514,651
Mitsubishi UFJ Financial Group, Inc.	768,316	5,671,219
Mitsui & Co. Ltd.	51,054	1,920,978
Mitsui Chemicals, Inc.	6,257	184,914
Mitsui Fudosan Co. Ltd.	35,627	710,832
Mitsui OSK Lines Ltd. (x)	13,800	330,237
Mizuho Financial Group, Inc.	93,804	1,431,740
MonotaRO Co. Ltd.	10,400	132,526
MS&AD Insurance Group Holdings, Inc.	16,936	603,457
Murata Manufacturing Co. Ltd.	52,713	3,024,664
NEC Corp.	9,474	460,638
Nexon Co. Ltd.	15,500	297,010
NGK Insulators Ltd.	8,067	96,501
Nidec Corp.	16,584	911,555
Nintendo Co. Ltd.	40,390	1,837,252
Nippon Building Fund, Inc. (REIT) (x)	57	224,209
Nippon Express Holdings, Inc. (x)	2,842	160,283
Nippon Paint Holdings Co. Ltd.	31,800	262,888
Nippon Prologis REIT, Inc. (REIT)	90	180,551
Nippon Sanso Holdings Corp.	100,400	2,182,356
Nippon Shinyaku Co. Ltd.	1,600	65,265
Nippon Steel Corp.	31,029	651,345
Nippon Telegraph & Telephone Corp.	2,422,900	2,870,881
Nippon Yusen KK (x)	18,932	420,717
Nissan Chemical Corp.	5,200	224,087
Nissan Motor Co. Ltd.	90,947	375,581
Nisshin Seifun Group, Inc.	8,261	102,088
Nissin Foods Holdings Co. Ltd.	2,506	206,987
Nitori Holdings Co. Ltd.	3,050	341,261
Nitto Denko Corp.	22,011	1,631,565
Nomura Holdings, Inc.	113,908	432,307
Nomura Real Estate Holdings, Inc.	4,775	113,586
Nomura Real Estate Master Fund, Inc. (REIT)	154	177,600
Nomura Research Institute Ltd.	46,777	1,290,061
NTT Data Group Corp.	25,000	350,041
Obayashi Corp.	26,666	231,069
Obic Co. Ltd.	2,600	416,839
Odakyu Electric Railway Co. Ltd.	10,751	144,084
Oji Holdings Corp.	32,712	122,531
Olympus Corp.	47,408	750,416
Omron Corp.	6,944	425,382
Ono Pharmaceutical Co. Ltd.	13,775	249,766
Open House Group Co. Ltd.	2,800	101,009
Oracle Corp.	11,140	827,819
Oriental Land Co. Ltd.	42,420	1,656,122
ORIX Corp.	45,610	834,142
Osaka Gas Co. Ltd.	15,173	232,755
Otsuka Corp.	4,134	160,873
Otsuka Holdings Co. Ltd.	15,100	553,424
Pan Pacific International Holdings Corp.	14,400	258,045
Panasonic Holdings Corp.	85,886	1,052,102
Persol Holdings Co. Ltd.	7,600	137,536
Rakuten Group, Inc.	57,200	199,228
Recruit Holdings Co. Ltd.	56,100	1,790,348
Renesas Electronics Corp.*	48,900	925,422
Resona Holdings, Inc.	84,259	403,756
Resonac Holdings Corp.	35,600	579,053
Ricoh Co. Ltd.	20,280	173,158
Rohm Co. Ltd.	3,426	323,819
SBI Holdings, Inc.	10,260	198,067
SCSK Corp.	5,800	91,291
Secom Co. Ltd.	22,127	1,498,273
Seiko Epson Corp.	11,100	172,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sekisui Chemical Co. Ltd.	13,614	$196,930
Sekisui House Ltd.	24,370	493,154
Seven & i Holdings Co. Ltd.	29,212	1,263,066
SG Holdings Co. Ltd.	10,900	155,518
Sharp Corp.*	8,500	47,367
Shimadzu Corp.	9,140	282,966
Shimano, Inc.	2,836	474,709
Shimizu Corp.	19,610	123,846
Shin-Etsu Chemical Co. Ltd.	70,820	2,353,829
Shionogi & Co. Ltd.	10,407	439,697
Shiseido Co. Ltd.	15,822	716,834
Shizuoka Financial Group, Inc.	16,224	117,863
SMC Corp.	2,248	1,249,439
SoftBank Corp.	111,100	1,188,546
SoftBank Group Corp.	40,044	1,900,554
Sompo Holdings, Inc.	12,527	561,588
Sony Group Corp.	70,264	6,302,515
Square Enix Holdings Co. Ltd.	3,500	162,968
Subaru Corp.	129,880	2,457,343
Sugi Holdings Co. Ltd.	10,400	464,641
SUMCO Corp. (x)	14,900	210,890
Sumitomo Chemical Co. Ltd.	50,558	153,897
Sumitomo Corp.	43,828	931,191
Sumitomo Electric Industries Ltd.	27,060	332,047
Sumitomo Metal Mining Co. Ltd.	9,291	299,457
Sumitomo Mitsui Financial Group, Inc.	109,552	4,688,952
Sumitomo Mitsui Trust Holdings, Inc.	58,733	2,101,615
Sumitomo Realty & Development Co. Ltd.	11,326	280,714
Suntory Beverage & Food Ltd. (x)	5,400	195,812
Suzuki Motor Corp.	14,536	528,220
Sysmex Corp.	6,500	444,320
T&D Holdings, Inc.	19,268	284,670
Taisei Corp.	6,536	228,606
Takeda Pharmaceutical Co. Ltd.	61,577	1,935,430
TDK Corp.	15,013	581,322
Terumo Corp.	105,500	3,355,335
TIS, Inc.	8,500	212,972
Tobu Railway Co. Ltd.	7,598	203,864
Toho Co. Ltd.	4,746	180,556
Tokio Marine Holdings, Inc.	70,045	1,617,282
Tokyo Electric Power Co. Holdings, Inc.*	57,758	211,837
Tokyo Electron Ltd.	17,408	2,492,888
Tokyo Gas Co. Ltd.	15,242	333,002
Tokyu Corp.	19,305	232,811
Toppan, Inc.	9,755	210,765
Toray Industries, Inc.	56,774	317,183
Toshiba Corp.	15,268	478,562
Tosoh Corp.	11,200	132,785
TOTO Ltd.	5,533	166,883
Toyota Industries Corp.	5,818	417,382
Toyota Motor Corp.	412,350	6,589,781
Toyota Tsusho Corp.	8,414	420,020
Trend Micro, Inc.	4,882	236,424
Unicharm Corp.	15,382	569,918
USS Co. Ltd.	7,410	122,809
Welcia Holdings Co. Ltd.	3,800	79,066
West Japan Railway Co.	8,700	362,068
Yakult Honsha Co. Ltd.	4,807	304,568
Yamaha Corp.	36,579	1,406,675
Yamaha Motor Co. Ltd. (x)	11,532	332,296
Yamato Holdings Co. Ltd.	11,936	215,864
Yaskawa Electric Corp.	9,240	425,370
Yokogawa Electric Corp.	8,903	163,385
Z Holdings Corp.	348,400	841,350
ZOZO, Inc.	5,100	105,553

		181,397,879

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,872	141,072

Luxembourg (0.3%)
ArcelorMittal SA	53,109	1,446,928
Eurofins Scientific SE	26,757	1,699,567

		3,146,495

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	85,000	542,494
Sands China Ltd.*	201,600	689,971

		1,232,465

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV, Class O	446,326	3,671,883

Netherlands (4.4%)
ABN AMRO Bank NV (CVA) (m)	14,928	232,190
Adyen NV (m)*	844	1,462,326
Aegon NV (x)	66,631	337,466
Akzo Nobel NV	25,312	2,068,256
Argenx SE*	2,163	836,950
ASM International NV	5,674	2,413,034
ASML Holding NV	23,694	17,151,393
Euronext NV (m)	3,379	229,834
EXOR NV	4,122	368,313
Ferrovial SE	19,610	620,886
Heineken Holding NV	4,697	408,405
Heineken NV	65,325	6,722,711
IMCD NV	2,315	332,988
ING Groep NV	140,750	1,900,768
JDE Peet’s NV	3,496	103,995
Koninklijke Ahold Delhaize NV	37,931	1,293,820
Koninklijke KPN NV	124,480	444,380
Koninklijke Philips NV*	35,770	774,075
NN Group NV	9,976	370,168
OCI NV	4,493	107,862
Randstad NV	4,260	224,509
Shell plc (BMV Mexico Stock Exchange)	168,553	5,073,437
Shell plc (London Stock Exchange)	266,284	7,928,236
Universal Music Group NV	32,598	724,249
Wolters Kluwer NV	10,014	1,271,526

		53,401,777

New Zealand (0.1%)
Auckland International Airport Ltd.*	47,429	248,534
Fisher & Paykel Healthcare Corp. Ltd.	22,894	344,074
Mercury NZ Ltd.	24,243	96,742
Meridian Energy Ltd.	47,056	162,143

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Spark New Zealand Ltd.	69,117	$216,040
Xero Ltd.*	5,202	415,748

		1,483,281

Norway (0.8%)
Aker BP ASA	12,274	287,619
DNB Bank ASA	146,167	2,732,702
Equinor ASA	37,714	1,095,580
Equinor ASA (ADR)	84,593	2,470,962
Gjensidige Forsikring ASA	7,924	127,001
Kongsberg Gruppen ASA	3,138	142,742
Mowi ASA	17,645	280,023
Norsk Hydro ASA	393,988	2,341,778
Orkla ASA	28,449	204,305
Salmar ASA	2,512	101,327
Telenor ASA	27,347	277,223

		10,061,262

Peru (0.1%)
Credicorp Ltd.	7,477	1,103,904

Portugal (0.1%)
EDP – Energias de Portugal SA	113,941	557,723
Galp Energia SGPS SA	18,906	221,056
Jeronimo Martins SGPS SA	10,833	298,670

		1,077,449

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	132,012	266,282
CapitaLand Integrated Commercial Trust (REIT)	212,544	300,619
CapitaLand Investment Ltd.	104,102	255,867
City Developments Ltd.	15,080	75,180
DBS Group Holdings Ltd.	229,360	5,362,972
Genting Singapore Ltd.	221,838	153,938
Grab Holdings Ltd., Class A*	74,321	254,921
Jardine Cycle & Carriage Ltd.	4,200	108,405
Keppel Corp. Ltd.	58,685	292,103
Mapletree Logistics Trust (REIT)	141,492	169,875
Mapletree Pan Asia Commercial Trust (REIT)	85,300	102,349
Oversea-Chinese Banking Corp. Ltd.	131,752	1,200,481
Sea Ltd. (ADR)*	14,346	832,642
Seatrium Ltd.*	1,565,405	144,965
Singapore Airlines Ltd.	52,805	279,463
Singapore Exchange Ltd.	36,002	256,324
Singapore Technologies Engineering Ltd.	197,119	537,772
Singapore Telecommunications Ltd.	312,719	579,405
STMicroelectronics NV	26,577	1,322,165
STMicroelectronics NV (ADR) (x)	38,700	1,934,613
United Overseas Bank Ltd.	48,121	997,551
UOL Group Ltd.	19,174	91,318
Venture Corp. Ltd.	10,300	112,499

		15,631,709

South Africa (0.3%)
Anglo American plc	149,193	4,228,788

South Korea (0.4%)
Amorepacific Corp.	9,603	711,365
Delivery Hero SE (m)*	7,136	314,580
NAVER Corp.	4,704	658,620
Samsung Electronics Co. Ltd.	44,802	2,469,327
SK Hynix, Inc.	15,421	1,359,737

		5,513,629

Spain (1.8%)
Acciona SA (x)	878	149,113
ACS Actividades de Construccion y Servicios SA (x)	7,863	276,461
Aena SME SA (m)	2,920	472,003
Amadeus IT Group SA*	96,917	7,389,071
Banco Bilbao Vizcaya Argentaria SA	234,490	1,808,086
Banco Santander SA	639,838	2,374,109
CaixaBank SA	164,166	680,936
Cellnex Telecom SA (m)	45,239	1,833,996
Corp. ACCIONA Energias Renovables SA (x)	2,811	94,053
EDP Renovaveis SA	10,261	205,522
Enagas SA (x)	10,572	207,725
Endesa SA (x)	12,874	276,568
Grifols SA*	11,323	145,224
Iberdrola SA	226,370	2,956,817
Industria de Diseno Textil SA	42,418	1,648,035
Naturgy Energy Group SA	5,015	149,381
Redeia Corp. SA (x)	16,982	285,182
Repsol SA (x)	50,718	737,440
Telefonica SA	204,733	830,567

		22,520,289

Sweden (1.7%)
Alfa Laval AB	11,013	401,625
Assa Abloy AB, Class B	123,864	2,973,266
Atlas Copco AB, Class A	104,451	1,506,421
Atlas Copco AB, Class B	60,252	750,714
Beijer Ref AB	13,400	171,241
Boliden AB	10,881	314,956
Embracer Group AB, Class B (x)*	27,244	68,190
Epiroc AB, Class A	24,824	470,209
Epiroc AB, Class B	14,989	242,430
EQT AB	12,145	233,919
Essity AB, Class B	24,185	643,733
Evolution AB (m)	7,126	903,005
Fastighets AB Balder, Class B*	25,662	93,775
Getinge AB, Class B	8,757	153,499
H & M Hennes & Mauritz AB, Class B	26,152	449,754
Hexagon AB, Class B	79,293	976,345
Holmen AB, Class B	4,001	143,792
Husqvarna AB, Class B	17,455	158,330
Industrivarden AB, Class A	4,823	133,729
Industrivarden AB, Class C	5,853	161,512
Indutrade AB	10,229	230,811
Investment AB Latour, Class B	6,446	127,918
Investor AB, Class A	17,362	347,462
Investor AB, Class B	67,306	1,346,791
Kinnevik AB, Class B*	10,418	144,526
L E Lundbergforetagen AB, Class B	2,955	125,808
Lifco AB, Class B	8,726	189,893
Nibe Industrier AB, Class B	58,691	557,845
Saab AB, Class B	3,186	172,231
Sagax AB, Class B	6,735	133,116
Sandvik AB	40,793	796,549
Securitas AB, Class B	19,536	160,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Skandinaviska Enskilda Banken AB, Class A	63,689	$704,653
Skanska AB, Class B	13,340	187,162
SKF AB, Class B	12,984	226,119
Svenska Cellulosa AB SCA, Class B	23,746	302,914
Svenska Handelsbanken AB, Class A	56,258	471,876
Swedbank AB, Class A	33,677	568,770
Swedish Orphan Biovitrum AB*	7,204	140,498
Tele2 AB, Class B	21,421	177,297
Telefonaktiebolaget LM Ericsson, Class B	113,313	618,017
Telia Co. AB	97,627	214,102
Volvo AB, Class A	7,466	159,219
Volvo AB, Class B	59,572	1,235,639
Volvo Car AB, Class B*	25,415	101,055

		20,391,165

Switzerland (4.0%)
ABB Ltd. (Registered)	61,122	2,405,047
Adecco Group AG (Registered)	6,618	216,016
Alcon, Inc.	24,334	2,021,806
Bachem Holding AG	1,370	119,634
Baloise Holding AG (Registered)	1,760	258,845
Banque Cantonale Vaudoise (Registered)	1,286	135,861
Barry Callebaut AG (Registered)	133	256,740
BKW AG	902	159,335
Chocoladefabriken Lindt & Spruengli AG	40	502,465
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	496,232
Cie Financiere Richemont SA (Registered)	28,949	4,911,883
Clariant AG (Registered)	7,711	111,464
DSM-Firmenich AG*	6,878	740,177
Dufry AG (Registered)*	3,921	178,735
EMS-Chemie Holding AG (Registered)	284	215,095
Geberit AG (Registered)	1,298	679,571
Givaudan SA (Registered)	356	1,181,009
Helvetia Holding AG (Registered)	1,477	199,938
Julius Baer Group Ltd.	38,028	2,397,776
Kuehne + Nagel International AG (Registered)	2,087	616,954
Logitech International SA (Registered)	6,395	380,227
Lonza Group AG (Registered)	4,745	2,833,669
Novartis AG (Registered)	100,657	10,159,049
Novartis AG (ADR)	19,334	1,950,994
Partners Group Holding AG	899	846,492
Schindler Holding AG	1,636	383,796
Schindler Holding AG (Registered)	943	211,908
SGS SA (Registered)	5,964	563,293
SIG Group AG	11,744	324,568
Sika AG (Registered)	9,459	2,705,488
Sonova Holding AG (Registered)	5,343	1,423,352
Straumann Holding AG (Registered)	4,340	704,774
Swatch Group AG (The)	1,091	319,761
Swatch Group AG (The) (Registered)	2,170	119,278
Swiss Life Holding AG (Registered)	1,208	706,783
Swiss Prime Site AG (Registered)	2,880	249,944
Swisscom AG (Registered)	999	623,233
Tecan Group AG (Registered)	1,570	602,609
Temenos AG (Registered)	2,617	208,371
UBS Group AG (Registered)	127,897	2,602,145
VAT Group AG (m)	1,028	425,773
Zurich Insurance Group AG	5,851	2,779,832

		48,929,922

Taiwan (1.2%)
ASE Technology Holding Co. Ltd.	579,000	2,065,212
Delta Electronics, Inc.	162,000	1,801,324
Hon Hai Precision Industry Co. Ltd.	408,040	1,485,165
MediaTek, Inc.	70,000	1,553,802
Taiwan Semiconductor Manufacturing Co. Ltd.	174,000	3,242,547
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	40,110	4,047,901

		14,195,951

Thailand (0.1%)
Advanced Info Service PCL	49,600	299,794
Kasikornbank PCL	110,800	407,279

		707,073

United Kingdom (9.1%)
3i Group plc	37,849	939,951
abrdn plc	82,704	229,516
Admiral Group plc	7,128	188,875
Ashtead Group plc	16,957	1,177,494
Associated British Foods plc	13,982	354,649
AstraZeneca plc	97,208	13,923,907
Auto Trader Group plc (m)	35,334	273,861
Aviva plc	110,940	559,141
BAE Systems plc	308,115	3,635,427
Barclays plc	2,373,960	4,637,149
Barratt Developments plc	38,012	199,553
Berkeley Group Holdings plc	4,396	218,960
BP plc	688,088	4,031,402
British American Tobacco plc	82,600	2,740,375
British Land Co. plc (The) (REIT)	33,061	127,500
BT Group plc	276,495	430,183
Bunzl plc	12,704	483,683
Burberry Group plc	45,821	1,233,205
Centrica plc	226,233	356,279
CK Hutchison Holdings Ltd.	106,705	653,133
CNH Industrial NV	39,462	570,370
Coca-Cola Europacific Partners plc	7,864	506,678
Compass Group plc	67,854	1,898,097
Croda International plc	5,656	404,227
DCC plc	3,630	202,900
Diageo plc	194,681	8,351,029
Dowlais Group plc*	546,337	880,795
Entain plc	336,785	5,469,465
Halma plc	14,798	428,350
Hargreaves Lansdown plc	14,941	154,727
HSBC Holdings plc	776,904	6,144,850
Imperial Brands plc	169,066	3,738,858
Informa plc	358,485	3,304,530
InterContinental Hotels Group plc	6,578	454,252
Intertek Group plc	6,159	334,311
J Sainsbury plc	63,054	215,857
JD Sports Fashion plc	99,550	184,516
Johnson Matthey plc	7,626	169,638

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Just Eat Takeaway.com NV (m)*	9,074	$139,206
Kingfisher plc	74,844	220,189
Land Securities Group plc (REIT)	27,345	199,969
Legal & General Group plc	232,281	673,344
Lloyds Banking Group plc	2,568,208	1,423,742
London Stock Exchange Group plc	23,702	2,511,624
M&G plc	90,923	221,348
National Grid plc	143,000	1,889,620
NatWest Group plc	217,989	669,303
Next plc	4,858	426,621
Ocado Group plc*	40,081	289,568
Pearson plc	26,420	278,430
Persimmon plc	12,299	160,341
Phoenix Group Holdings plc	27,506	185,913
Reckitt Benckiser Group plc	61,575	4,624,304
RELX plc (London Stock Exchange)	20,142	671,503
RELX plc	121,073	4,037,011
Rentokil Initial plc	97,253	759,617
Rolls-Royce Holdings plc*	2,211,963	4,248,327
Sage Group plc (The)	39,126	459,620
Schroders plc	27,361	152,207
Segro plc (REIT)	48,049	438,065
Severn Trent plc	9,824	320,038
Smith & Nephew plc	32,898	530,837
Smiths Group plc	14,250	298,161
Spirax-Sarco Engineering plc	2,820	371,450
SSE plc	43,116	1,010,087
SSP Group plc*	543,460	1,731,812
St James’s Place plc	21,459	296,571
Standard Chartered plc	95,469	832,598
Taylor Wimpey plc	147,349	192,470
Tesco plc	284,585	899,298
Unilever plc (Cboe Europe)	70,204	3,654,766
Unilever plc (London Stock Exchange)	70,423	3,672,034
United Utilities Group plc	26,600	324,847
Vodafone Group plc	880,560	830,826
Whitbread plc	8,070	347,279
Wise plc, Class A*	24,461	204,111
WPP plc	40,767	426,139

		110,430,889

United States (6.9%)
Carnival Corp. (x)*	173,972	3,275,893
CSL Ltd.	22,058	4,081,808
CyberArk Software Ltd.*	1,593	249,034
Everest Re Group Ltd.	5,687	1,944,158
Experian plc	76,882	2,954,235
GSK plc	159,238	2,812,890
Haleon plc	194,310	799,648
Halliburton Co.	25,700	847,843
Holcim AG	21,556	1,449,264
ICON plc*	12,674	3,171,035
James Hardie Industries plc (CHDI)*	17,476	465,847
Linde plc	9,644	3,675,136
Monday.com Ltd.*	760	130,127
Nestle SA (Registered)	174,733	21,024,696
QIAGEN NV*	36,609	1,642,181
Roche Holding AG	49,257	15,052,717
Roche Holding AG CHF 1	1,273	417,781
Sanofi	71,927	7,710,790
Schlumberger NV	28,125	1,381,500
Schneider Electric SE	44,679	8,143,511
Stellantis NV (Euronext Paris)	47,974	843,204
Stellantis NV (Italian Stock Exchange)	39,498	695,272
Swiss Re AG	11,668	1,174,918
Tenaris SA	17,981	269,062

		84,212,550

Total Common Stocks (80.2%) (Cost $637,164,657)		976,274,585

EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares China Large-Cap ETF	173,810	4,725,894
iShares Core MSCI EAFE ETF	361,800	24,421,500
iShares Latin America 40 ETF (x)	33,347	906,038
iShares MSCI Australia ETF (x)	81,715	1,842,673
iShares MSCI Austria ETF (x)‡	65,337	1,326,341
iShares MSCI Belgium ETF (x)‡	77,897	1,380,335
iShares MSCI France ETF (x)	37,767	1,455,162
iShares MSCI Germany ETF (x)	280,910	8,025,599
iShares MSCI Indonesia ETF	16,600	382,630
iShares MSCI Ireland ETF (x)	19,400	1,117,775
iShares MSCI Israel ETF	19,500	1,044,824
iShares MSCI Italy ETF (x)	188,024	5,984,804
iShares MSCI Mexico ETF (x)	3,148	195,743
iShares MSCI New Zealand ETF (x)	13,100	641,638
iShares MSCI Norway ETF (x)‡	39,400	870,760
iShares MSCI Poland ETF (x)	10,400	199,472
iShares MSCI Singapore ETF (x)	33,863	626,804
iShares MSCI Spain ETF (x)	100,421	2,902,167
JPMorgan BetaBuilders Japan ETF (x)	43,850	2,260,029
SPDR Portfolio Developed World ex-US ETF (x)	304,400	9,905,176
SPDR S&P Emerging Asia Pacific ETF (x)	9,979	989,641
Vanguard FTSE Developed Markets ETF (x)	183,400	8,469,412
Vanguard FTSE Emerging Markets ETF	115,700	4,706,676
Vanguard FTSE Europe ETF	303,800	18,744,460
Vanguard FTSE Pacific ETF (x)	59,800	4,169,256

Total Exchange Traded Funds (8.8%) (Cost $91,883,092)		107,294,809

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		20,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $10,875,201, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $11,088,039. (xx)	$10,870,626	$10,870,626
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $7,002,958, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $7,143,863. (xx)	7,000,000	7,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $5,004,919, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		22,870,626

Total Short-Term Investments (3.5%) (Cost $42,870,626)		42,870,626

Total Investments in Securities (92.5%) (Cost $771,918,375)		1,126,440,020
Other Assets Less Liabilities (7.5%)		90,805,975

Net Assets (100%)		$1,217,245,995

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $13,071,197 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $44,672,780. This was collateralized by $2,650,289 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 8/15/23 - 5/15/53 and by cash of $42,870,626 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x)	65,337	1,292,703	—	(56,649)	8,442	81,845	1,326,341	37,915	—
iShares MSCI Belgium ETF (x)**	77,897	1,343,946	51,589	—	—	(15,200)	1,380,335	24,978	—
iShares MSCI Norway ETF (x)	39,400	798,200	157,728	—	—	(85,168)	870,760	28,388	—

Total		3,434,849	209,317	(56,649)	8,442	(18,523)	3,577,436	91,281	—

**	Not affiliated at December 31, 2022.

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,005	9/2023	EUR	48,548,962	785,198
FTSE 100 Index	315	9/2023	GBP	30,169,771	(233,382)
SPI 200 Index	101	9/2023	AUD	12,045,008	98,151
TOPIX Index	189	9/2023	JPY	29,968,606	849,994

					1,499,961

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	22,077,179	USD	27,813,227	Toronto Dominion Bank	9/15/2023	230,972
JPY	121,309,629	USD	846,963	Standard Chartered Bank	9/15/2023	3,419
USD	939,676	GBP	738,391	Toronto Dominion Bank	9/15/2023	1,713
USD	743,952	JPY	102,965,681	Bank of New York Mellon Corp.	9/15/2023	22,161

Total unrealized appreciation						258,265

AUD	15,156,395	USD	10,248,830	Toronto Dominion Bank	9/15/2023	(131,418)
JPY	3,741,212,212	USD	27,228,004	Toronto Dominion Bank	9/15/2023	(1,002,055)
USD	53,771,753	EUR	49,728,250	Citibank NA	9/15/2023	(690,954)
USD	839,487	GBP	665,465	Standard Chartered Bank	9/15/2023	(5,840)

Total unrealized depreciation						(1,830,267)

Net unrealized depreciation						(1,572,002)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 16,512, CAD 3,206, CHF 2,009, DKK 2,042, EUR 96,404,613, GBP (103,234), HKD 3,272, ILS 1,952, INR 1,910, JPY 300,295, NOK 1,978, NZD 2,006, SEK 3,449 and SGD 2,002.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,825,313	$51,577,747	$—	$53,403,060
Austria	—	3,553,899	—	3,553,899
Belgium	—	6,541,838	—	6,541,838
Brazil	5,281,390	232,758	—	5,514,148
Burkina Faso	—	177,608	—	177,608
Canada	15,288,563	—	—	15,288,563
Chile	1,668,009	277,321	—	1,945,330
China	2,551,989	12,695,962	—	15,247,951
Colombia	2,086,330	—	—	2,086,330
Denmark	—	21,611,086	—	21,611,086
Finland	—	7,784,527	—	7,784,527
France	—	116,325,960	—	116,325,960
Germany	—	83,833,504	—	83,833,504
Hong Kong	571,177	21,951,383	—	22,522,560
India	4,391,352	4,581,086	—	8,972,438
Ireland	423,551	3,901,897	—	4,325,448
Israel	3,473,393	2,499,465	—	5,972,858
Italy	—	17,688,045	—	17,688,045
Japan	—	181,397,879	—	181,397,879
Jordan	—	141,072	—	141,072
Luxembourg	—	3,146,495	—	3,146,495
Macau	—	1,232,465	—	1,232,465
Mexico	3,671,883	—	—	3,671,883
Netherlands	—	53,401,777	—	53,401,777
New Zealand	—	1,483,281	—	1,483,281
Norway	2,470,962	7,590,300	—	10,061,262
Peru	1,103,904	—	—	1,103,904
Portugal	—	1,077,449	—	1,077,449
Singapore	3,022,176	12,609,533	—	15,631,709
South Africa	—	4,228,788	—	4,228,788
South Korea	—	5,513,629	—	5,513,629
Spain	—	22,520,289	—	22,520,289
Sweden	—	20,391,165	—	20,391,165
Switzerland	1,950,994	46,978,928	—	48,929,922
Taiwan	4,047,901	10,148,050	—	14,195,951
Thailand	—	707,073	—	707,073
United Kingdom	506,678	109,924,211	—	110,430,889
United States	14,674,726	69,537,824	—	84,212,550
Exchange Traded Funds	107,294,809	—	—	107,294,809
Forward Currency Contracts	—	258,265	—	258,265
Futures	1,733,343	—	—	1,733,343
Short-Term Investments
Investment Companies	20,000,000	—	—	20,000,000
Repurchase Agreements	—	22,870,626	—	22,870,626

Total Assets	$198,038,443	$930,393,185	$—	$1,128,431,628

Liabilities:
Forward Currency Contracts	$—	$(1,830,267)	$—	$(1,830,267)
Futures	(233,382)	—	—	(233,382)

Total Liabilities	$(233,382)	$(1,830,267)	$—	$(2,063,649)

Total	$197,805,061	$928,562,918	$—	$1,126,367,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$258,265
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,733,343	*

Total		$1,991,608

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,830,267)
Equity contracts	Payables, Net assets – Unrealized depreciation	(233,382	)*

Total		$(2,063,649)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,222,534)	$(1,222,534)
Equity contracts	10,307,607	—	10,307,607

Total	$10,307,607	$(1,222,534)	$9,085,073

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,536,912)	$(1,536,912)
Equity contracts	4,113,375	—	4,113,375

Total	$4,113,375	$(1,536,912)	$2,576,463

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$117,339,524
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$71,791,429
Average amounts sold – in USD	$60,575,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of New York Mellon Corp.	$22,161	$—	$—	$22,161
Standard Chartered Bank	3,419	(3,419)	—	—
Toronto Dominion Bank	232,685	(232,685)	—	—

Total	$258,265	$(236,104)	$—	$22,161

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$690,954	$—	$—	$690,954
Standard Chartered Bank	5,840	(3,419)	—	2,421
Toronto Dominion Bank	1,133,473	(232,685)	—	900,788

Total	$1,830,267	$(236,104)	$—	$1,594,163

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$75,554,418
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$177,919,520

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,090,984
Aggregate gross unrealized depreciation	(77,857,855)

Net unrealized appreciation	$321,233,129

Federal income tax cost of investments in securities and derivative instruments, if applicable	$805,134,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $2,807,995)	$3,577,436
Unaffiliated Issuers (Cost $746,239,754)	1,099,991,958
Repurchase Agreements (Cost $22,870,626)	22,870,626
Cash	11,977,278
Foreign cash (Cost $97,362,273)	96,642,012
Cash held as collateral at broker for futures	6,771,870
Receivable for securities sold	23,759,657
Dividends, interest and other receivables	5,900,944
Due from broker for futures variation margin	602,651
Unrealized appreciation on forward foreign currency contracts	258,265
Receivable for Portfolio shares sold	70,198
Securities lending income receivable	64,615
Other assets	24,528

Total assets	1,272,512,038

LIABILITIES
Payable for return of collateral on securities loaned	42,870,626
Payable for securities purchased	8,899,409
Unrealized depreciation on forward foreign currency contracts	1,830,267
Investment management fees payable	591,996
Payable for Portfolio shares repurchased	513,186
Distribution fees payable – Class IB	180,121
Administrative fees payable	128,065
Accrued India taxes	111,144
Distribution fees payable – Class IA	4,127
Accrued expenses	137,102

Total liabilities	55,266,043

NET ASSETS	$1,217,245,995

Net assets were comprised of:
Paid in capital	$915,889,677
Total distributable earnings (loss)	301,356,318

Net assets	$1,217,245,995

Class IA
Net asset value, offering and redemption price per share, $20,226,660 / 1,871,763 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

Class IB
Net asset value, offering and redemption price per share, $881,299,147 / 81,433,274 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.82

Class K
Net asset value, offering and redemption price per share, $315,720,188 / 29,062,757 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

(x)	Includes value of securities on loan of $44,672,780.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($91,281 of dividend income received from affiliates) (net of $2,285,770 foreign withholding tax)	$20,672,973
Interest	585,978
Securities lending (net)	675,607

Total income	21,934,558

EXPENSES
Investment management fees	3,613,924
Distribution fees – Class IB	1,094,562
Administrative fees	783,061
Custodian fees	191,151
Professional fees	56,921
Printing and mailing expenses	38,351
Distribution fees – Class IA	24,615
Trustees’ fees	18,913
Miscellaneous	73,815

Total expenses	5,895,313

NET INVESTMENT INCOME (LOSS)	16,039,245

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($8,442 realized gain (loss) from affiliates) (net of India tax of $39,140 on realized gain on investments)	21,483,602
Futures contracts	10,307,607
Forward foreign currency contracts	(1,222,534)
Foreign currency transactions	(19,056)

Net realized gain (loss)	30,549,619

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(16,868) on unrealized depreciation on investments) ($(18,523) of change in unrealized appreciation (depreciation) from affiliates)	86,019,819
Futures contracts	4,113,375
Forward foreign currency contracts	(1,536,912)
Foreign currency translations	2,022,286

Net change in unrealized appreciation (depreciation)	90,618,568

NET REALIZED AND UNREALIZED GAIN (LOSS)	121,168,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,207,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,039,245	$23,993,764
Net realized gain (loss)	30,549,619	5,165,789
Net change in unrealized appreciation (depreciation)	90,618,568	(238,979,807)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137,207,432	(209,820,254)

Distributions to shareholders:
Class IA	—	(394,557)
Class IB	—	(18,084,894)
Class K	—	(7,631,061)

Total distributions to shareholders	—	(26,110,512)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 39,667 and 93,495 shares, respectively ]	420,432	922,497
Capital shares issued in reinvestment of dividends [ 0 and 42,028 shares, respectively ]	—	394,557
Capital shares repurchased [ (105,726) and (143,495) shares , respectively]	(1,106,864)	(1,410,344)

Total Class IA transactions	(686,432)	(93,290)

Class IB
Capital shares sold [ 559,217 and 1,629,468 shares, respectively ]	5,884,280	15,971,783
Capital shares issued in reinvestment of dividends [ 0 and 1,924,315 shares, respectively ]	—	18,084,894
Capital shares repurchased [ (6,846,411) and (10,028,334) shares, respectively]	(71,542,175)	(99,176,268)

Total Class IB transactions	(65,657,895)	(65,119,591)

Class K
Capital shares sold [ 54,190 and 1,965,000 shares, respectively ]	571,396	16,847,742
Capital shares issued in reinvestment of dividends [ 0 and 802,880 shares, respectively ]	—	7,631,061
Capital shares repurchased [ (4,900,436) and (3,917,035) shares, respectively]	(51,594,166)	(38,835,431)

Total Class K transactions	(51,022,770)	(14,356,628)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(117,367,097)	(79,569,509)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,840,335	(315,500,275)
NET ASSETS:
Beginning of period	1,197,405,660	1,512,905,935

End of period	$1,217,245,995	$1,197,405,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021		2020		2019	2018
Net asset value, beginning of period	$9.67		$11.51		$11.70		$11.15		$9.45	$11.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.18		0.16	(aa)	0.10		0.20	0.18
Net realized and unrealized gain (loss)	1.01		(1.82)		0.98		0.83		1.92	(1.86)

Total from investment operations	1.14		(1.64)		1.14		0.93		2.12	(1.68)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.29)		(0.15)		(0.22)	(0.19)
Distributions from net realized gains	—		(0.08)		(1.04)		(0.23)		(0.20)	—

Total dividends and distributions	—		(0.20)		(1.33)		(0.38)		(0.42)	(0.19)

Net asset value, end of period	$10.81		$9.67		$11.51		$11.70		$11.15	$9.45

Total return (b)	11.79%		(14.14)%		10.03%		8.46%		22.50%	(14.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,227		$18,737		$22,391		$21,073		$20,554	$17,831
Ratio of expenses to average net assets (a)(f)	1.03%		1.06	%(g)	1.07	%(g)	1.04	%(g)	1.01%	1.03%
Ratio of net investment income (loss) to average net assets (a)(f)	2.57%		1.85%		1.29	%(bb)	0.99%		1.87%	1.68%
Portfolio turnover rate^	7	%(z)	13%		12%		16%		10%	10%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019	2018
Net asset value, beginning of period	$9.68		$11.52		$11.71		$11.16		$9.46	$11.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.18		0.16	(aa)	0.10		0.20	0.18
Net realized and unrealized gain (loss)	1.01		(1.82)		0.98		0.83		1.92	(1.86)

Total from investment operations	1.14		(1.64)		1.14		0.93		2.12	(1.68)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.29)		(0.15)		(0.22)	(0.19)
Distributions from net realized gains	—		(0.08)		(1.04)		(0.23)		(0.20)	—

Total dividends and distributions	—		(0.20)		(1.33)		(0.38)		(0.42)	(0.19)

Net asset value, end of period	$10.82		$9.68		$11.52		$11.71		$11.16	$9.46

Total return (b)	11.78%		(14.12)%		10.02%		8.45%		22.47%	(14.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$881,299		$849,464		$1,085,521		$1,087,227		$1,090,386	$988,129
Ratio of expenses to average net assets (a)(f)	1.03%		1.06	%(g)	1.07	%(g)	1.04	%(g)	1.01%	1.03%
Ratio of net investment income (loss) to average net assets (a)(f)	2.56%		1.85%		1.29	%(bb)	1.00%		1.88%	1.68%
Portfolio turnover rate^	7	%(z)	13%		12%		16%		10%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019	2018
Net asset value, beginning of period	$9.71		$11.55		$11.74		$11.18		$9.48	$11.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.21		0.19	(aa)	0.13		0.23	0.21
Net realized and unrealized gain (loss)	1.00		(1.82)		0.98		0.83		1.91	(1.86)

Total from investment operations	1.15		(1.61)		1.17		0.96		2.14	(1.65)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.32)		(0.17)		(0.24)	(0.22)
Distributions from net realized gains	—		(0.08)		(1.04)		(0.23)		(0.20)	—

Total dividends and distributions	—		(0.23)		(1.36)		(0.40)		(0.44)	(0.22)

Net asset value, end of period	$10.86		$9.71		$11.55		$11.74		$11.18	$9.48

Total return (b)	11.84%		(13.88)%		10.25%		8.76%		22.71%	(14.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$315,720		$329,204		$404,994		$411,657		$433,444	$397,870
Ratio of expenses to average net assets (a)(f)	0.78%		0.81	%(g)	0.82	%(g)	0.79	%(g)	0.76%	0.78%
Ratio of net investment income (loss) to average net assets (a)(f)	2.78%		2.09%		1.54	%(bb)	1.26%		2.12%	1.93%
Portfolio turnover rate^	7	%(z)	13%		12%		16%		10%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.02% for the years ended December 31, 2022, 2021 and 2020, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.17 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Financials	$276,712,687	17.3%
Industrials	242,968,810	15.2
Consumer Discretionary	240,234,565	15.0
Consumer Staples	158,219,922	9.9
Information Technology	157,551,603	9.8
Health Care	138,930,557	8.7
Materials	134,828,236	8.4
Energy	92,519,718	5.8
Communication Services	61,052,119	3.8
Utilities	47,430,612	3.0
Real Estate	22,180,214	1.4
Repurchase Agreements	6,843,167	0.4
Investment Companies	4,000,000	0.3
Closed End Funds	3,704,412	0.2
Cash and Other	13,348,008	0.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,132.70	$3.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.09	3.74
Class IB
Actual	1,000.00	1,133.00	3.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.09	3.74
Class K
Actual	1,000.00	1,134.80	2.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.49

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.75%, 0.75% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.7%)
Abacus Property Group (REIT)	40,969	$73,700
AGL Energy Ltd.	63,935	462,355
Allkem Ltd.*	64,212	693,737
ALS Ltd.	52,115	389,184
Altium Ltd.	13,101	324,340
Alumina Ltd.	247,092	229,466
AMP Ltd.	313,004	236,606
Ampol Ltd.	25,657	514,618
Ansell Ltd.	13,801	246,845
ANZ Group Holdings Ltd.	320,847	5,087,775
APA Group	126,047	815,449
ARB Corp. Ltd. (x)	8,242	158,537
Arena REIT (REIT)	38,190	96,171
Aristocrat Leisure Ltd.	70,055	1,814,038
ASX Ltd.	20,682	871,184
Atlas Arteria Ltd.	130,782	542,683
AUB Group Ltd.	10,025	197,518
Aurizon Holdings Ltd.	195,618	512,321
AVZ Minerals Ltd. (r)(x)*	316,830	123,468
Bank of Queensland Ltd. (x)	70,247	258,298
Bapcor Ltd.	36,763	146,419
Beach Energy Ltd.	167,884	151,782
Bega Cheese Ltd. (x)	31,246	59,596
Bellevue Gold Ltd.*	117,857	100,687
Bendigo & Adelaide Bank Ltd.	60,768	349,698
BHP Group Ltd.	541,176	16,147,080
Blackmores Ltd.	1,721	108,302
BlueScope Steel Ltd.	49,269	679,714
Boral Ltd.*	34,339	92,554
BrainChip Holdings Ltd. (x)*	148,556	36,391
Brambles Ltd.	148,478	1,429,067
Breville Group Ltd.	10,617	142,233
Brickworks Ltd.	9,454	168,533
BWP Trust (REIT)	50,574	122,465
Capricorn Metals Ltd. (x)*	38,385	104,479
carsales.com Ltd.	40,285	643,090
Centuria Capital Group (REIT) (x)	71,997	79,838
Centuria Industrial REIT (REIT) (x)	57,591	119,180
Chalice Mining Ltd. (x)*	36,109	151,487
Challenger Ltd.	63,828	277,215
Champion Iron Ltd.	41,994	171,697
Charter Hall Group (REIT)	50,608	362,458
Charter Hall Long Wale REIT (REIT)	68,560	183,544
Charter Hall Retail REIT (REIT)	54,199	130,520
Charter Hall Social Infrastructure REIT (REIT)	35,716	70,274
Cleanaway Waste Management Ltd.	236,335	409,042
Cochlear Ltd.	7,028	1,075,408
Coles Group Ltd.	142,979	1,757,286
Collins Foods Ltd. (x)	11,572	76,337
Commonwealth Bank of Australia	180,157	12,080,384
Computershare Ltd.	61,271	959,295
Core Lithium Ltd. (x)*	196,434	119,017
Coronado Global Resources, Inc. (CRDI) (m)	88,122	90,761
Corporate Travel Management Ltd.	13,977	167,775
Costa Group Holdings Ltd.	49,321	89,919
Credit Corp. Group Ltd. (x)	7,580	100,777
Cromwell Property Group (REIT)	140,337	50,312
CSR Ltd.	50,841	176,790
De Grey Mining Ltd.*	138,920	125,474
Deterra Royalties Ltd.	44,425	136,883
Dexus (REIT)	115,474	600,983
Domain Holdings Australia Ltd. (x)	27,224	69,494
Domino’s Pizza Enterprises Ltd. (x)	7,042	217,929
Downer EDI Ltd.	71,759	197,564
Eagers Automotive Ltd. (x)	18,217	164,941
Elders Ltd.	16,937	74,686
Endeavour Group Ltd.	145,723	613,819
Evolution Mining Ltd.	194,824	422,540
EVT Ltd.	11,576	90,980
Flight Centre Travel Group Ltd.*	18,180	231,680
Flutter Entertainment plc (Dublin Stock Exchange)*	32,951	6,631,887
Flutter Entertainment plc (London Stock Exchange)*	28,088	5,641,639
Fortescue Metals Group Ltd.	180,908	2,694,262
Glencore plc	1,985,172	11,260,968
Gold Road Resources Ltd.	111,347	111,174
Goodman Group (REIT)	182,809	2,448,835
GPT Group (The) (REIT)	205,282	567,332
GrainCorp Ltd., Class A (x)	24,231	127,001
Growthpoint Properties Australia Ltd. (REIT)	30,762	57,257
GUD Holdings Ltd. (x)	15,666	92,758
Harvey Norman Holdings Ltd. (x)	68,075	158,590
Healius Ltd. (x)	60,097	127,789
HMC Capital Ltd. (REIT) (x)	25,995	88,077
HomeCo Daily Needs REIT (REIT) (m)	160,721	126,476
HUB24 Ltd.	8,764	149,508
IDP Education Ltd. (x)	22,284	329,512
IGO Ltd.	72,067	735,559
Iluka Resources Ltd.	45,550	339,761
Imugene Ltd.*	623,488	38,009
Incitec Pivot Ltd.	206,206	378,748
Ingenia Communities Group (REIT)	38,679	102,699
Inghams Group Ltd.	39,074	68,563
Insignia Financial Ltd. (x)	68,765	130,076
Insurance Australia Group Ltd.	261,721	997,141
InvoCare Ltd. (x)	14,890	125,169
IPH Ltd.	25,090	131,248
IRESS Ltd.	19,800	136,021
JB Hi-Fi Ltd. (x)	11,735	343,149
Johns Lyng Group Ltd. (x)	19,271	68,676
Karoon Energy Ltd.*	60,123	79,514
Kelsian Group Ltd. (x)	22,381	108,912
Lake Resources NL (x)*	136,394	27,580
Lendlease Corp. Ltd.	73,522	380,437
Lifestyle Communities Ltd. (x)	10,423	109,827
Link Administration Holdings Ltd.	52,019	58,268
Liontown Resources Ltd. (x)*	198,399	377,467
Lottery Corp. Ltd. (The)	237,794	815,587
Lovisa Holdings Ltd.	6,964	90,121
Lynas Rare Earths Ltd. (x)*	99,759	459,322
Macquarie Group Ltd.	38,810	4,624,801
Magellan Financial Group Ltd.	15,581	99,386
Medibank Pvt Ltd.	294,485	693,000
Megaport Ltd. (x)*	15,787	76,761
Metcash Ltd.	102,918	258,663
Mineral Resources Ltd.	18,226	875,519
Mirvac Group (REIT)	418,933	633,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Monadelphous Group Ltd.	10,571	$82,992
Nanosonics Ltd. (x)*	27,910	88,852
National Australia Bank Ltd.	335,302	5,918,337
National Storage REIT (REIT)	128,452	201,185
Netwealth Group Ltd.	8,745	81,270
New Hope Corp. Ltd.	56,681	184,679
Newcrest Mining Ltd.	95,530	1,706,833
NEXTDC Ltd.*	55,574	468,724
nib holdings Ltd.	52,127	294,231
Nine Entertainment Co. Holdings Ltd. (x)	151,306	199,453
Northern Star Resources Ltd.	122,875	997,507
NRW Holdings Ltd.	47,426	80,325
Nufarm Ltd.	40,281	137,646
Orica Ltd.	48,812	484,112
Origin Energy Ltd.	184,039	1,028,787
Orora Ltd.	90,570	199,861
Paladin Energy Ltd. (x)*	283,065	139,091
Perpetual Ltd.	11,773	204,884
Perseus Mining Ltd.	146,140	162,291
PEXA Group Ltd.*	13,240	121,031
Pilbara Minerals Ltd.	278,654	918,931
Pinnacle Investment Management Group Ltd. (x)	17,042	114,278
PolyNovo Ltd.*	70,569	73,106
Premier Investments Ltd.	10,879	147,833
Pro Medicus Ltd.	5,401	237,848
Qantas Airways Ltd.*	194,132	805,000
QBE Insurance Group Ltd.	159,398	1,677,596
Qube Holdings Ltd.	188,634	359,769
Ramsay Health Care Ltd.	19,831	745,974
REA Group Ltd.	5,558	532,436
Reece Ltd.	22,836	284,631
Region RE Ltd. (REIT)	119,920	181,582
Regis Resources Ltd.	79,375	97,938
Rio Tinto Ltd.	39,657	3,051,942
Rio Tinto plc	173,468	11,020,343
Sandfire Resources Ltd.*	48,609	192,718
Santos Ltd.	350,751	1,766,622
Sayona Mining Ltd.*	835,927	98,501
Scentre Group (REIT)	554,482	979,342
SEEK Ltd.	38,055	552,141
Seven Group Holdings Ltd.	16,943	279,569
Silver Lake Resources Ltd. (x)*	97,046	63,117
Sonic Healthcare Ltd.	50,180	1,193,563
South32 Ltd.	485,419	1,224,231
Star Entertainment Group Ltd. (The)*	143,093	110,623
Steadfast Group Ltd.	110,517	442,938
Stockland (REIT)	255,319	688,571
Suncorp Group Ltd.	135,304	1,220,599
Super Retail Group Ltd. (x)	17,683	135,391
Syrah Resources Ltd. (x)*	64,778	39,438
Tabcorp Holdings Ltd.	242,012	179,835
Technology One Ltd.	29,978	314,473
Telix Pharmaceuticals Ltd.*	27,147	203,705
Telstra Group Ltd.	1,234,346	3,542,770
TPG Telecom Ltd.	46,053	149,877
Transurban Group	329,092	3,134,666
Treasury Wine Estates Ltd.	77,513	582,401
United Malt Group Ltd.*	30,182	88,562
Vicinity Ltd. (REIT)	413,367	508,147
Viva Energy Group Ltd. (m)	72,256	145,576
Washington H Soul Pattinson & Co. Ltd. (x)	26,349	558,589
Waypoint REIT Ltd. (REIT)	71,788	124,154
Webjet Ltd.*	40,996	189,606
Wesfarmers Ltd.	121,199	3,996,839
West African Resources Ltd.*	101,540	59,075
Westpac Banking Corp.	374,871	5,347,603
Whitehaven Coal Ltd.	93,301	419,152
WiseTech Global Ltd.	18,790	1,006,637
Woodside Energy Group Ltd.	202,842	4,697,531
Woolworths Group Ltd.	130,193	3,454,465
Worley Ltd.	40,167	424,979

		170,900,413

Austria (0.1%)
Mondi plc	77,148	1,177,908

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	167,200	9,469,571

Burkina Faso (0.0%)†
Endeavour Mining plc	29,151	700,981

Chile (0.1%)
Antofagasta plc	55,111	1,027,045

China (0.6%)
Prosus NV*	130,483	9,548,485

Finland (0.7%)
Nokia OYJ	993,313	4,168,460
Nordea Bank Abp	671,948	7,332,395

		11,500,855

France (14.0%)
Air Liquide SA	97,788	17,531,629
Airbus SE	109,535	15,833,865
AXA SA	360,820	10,659,896
BNP Paribas SA	218,701	13,815,203
Danone SA	119,735	7,336,979
EssilorLuxottica SA	56,575	10,706,694
Hermes International	6,565	14,281,807
Kering SA	13,436	7,441,362
L’Oreal SA	45,310	21,145,154
LVMH Moet Hennessy Louis Vuitton SE	48,471	45,743,322
Pernod Ricard SA	37,818	8,355,481
Safran SA	70,828	11,127,904
TotalEnergies SE	465,039	26,652,527
Vinci SA	110,276	12,817,083

		223,448,906

Germany (10.6%)
adidas AG	31,053	6,022,882
Allianz SE (Registered)	75,316	17,519,175
BASF SE	166,921	8,104,440
Bayer AG (Registered)	183,461	10,142,818
Bayerische Motoren Werke AG	59,840	7,349,329
Deutsche Boerse AG	35,481	6,552,784
Deutsche Post AG (Registered)	183,975	8,983,943
Deutsche Telekom AG (Registered)	647,547	14,114,543
Infineon Technologies AG	243,871	10,057,366
Mercedes-Benz Group AG	149,359	12,020,644
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	25,485	9,556,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SAP SE	202,596	$27,663,247
Siemens AG (Registered)	139,863	23,279,985
Volkswagen AG (Preference) (q)	38,507	5,164,845
Vonovia SE	126,921	2,478,070

		169,010,594

Hong Kong (0.4%)
Prudential plc	438,304	6,181,115

Indonesia (0.0%)†
Nickel Industries Ltd.	222,923	132,748

Ireland (1.0%)
CRH plc (Irish Stock Exchange)	117,438	6,506,703
CRH plc (London Stock Exchange)	140,457	7,757,785
Smurfit Kappa Group plc	41,239	1,378,840

		15,643,328

Italy (2.1%)
Coca-Cola HBC AG	31,357	934,319
Enel SpA	1,450,689	9,772,262
Eni SpA	426,173	6,145,194
Intesa Sanpaolo SpA	3,012,681	7,918,269
UniCredit SpA	362,427	8,451,863

		33,221,907

Japan (24.5%)
77 Bank Ltd. (The)	5,460	97,815
ABC-Mart, Inc.	3,700	200,471
Acom Co. Ltd.	36,258	88,127
Adastria Co. Ltd.	4,221	90,121
ADEKA Corp.	5,816	111,267
Advantest Corp.	13,441	1,800,619
Aeon Co. Ltd.	60,540	1,239,268
Aeon Delight Co. Ltd.	2,300	49,115
Aeon Hokkaido Corp.	6,749	40,851
Aeon Mall Co. Ltd.	9,610	124,456
AGC, Inc. (x)	16,996	611,694
Ai Holdings Corp.	4,238	68,426
Aichi Financial Group, Inc.	5,726	92,934
Aichi Steel Corp.	2,010	42,819
Aiful Corp.	20,636	48,164
Air Water, Inc.	14,881	206,815
Airtrip Corp.	2,812	54,852
Aisan Industry Co. Ltd.	7,700	62,997
Aisin Corp.	13,560	419,155
Ajinomoto Co., Inc.	40,815	1,625,075
Alfresa Holdings Corp.	21,104	316,035
Alpen Co. Ltd. (x)	4,000	54,953
Alpha Systems, Inc.	3,196	78,082
Alps Alpine Co. Ltd.	16,017	139,742
Amada Co. Ltd.	27,419	270,792
Amano Corp.	5,299	111,935
ANA Holdings, Inc.*	45,238	1,079,326
Anritsu Corp.	11,754	99,726
Aozora Bank Ltd. (x)	10,221	190,843
Appier Group, Inc.*	8,814	107,956
Arata Corp.	2,656	86,908
Arclands Corp.	3,733	40,850
ARE Holdings, Inc.	5,730	77,363
Argo Graphics, Inc.	3,309	90,051
Ariake Japan Co. Ltd.	1,540	56,871
As One Corp.	2,954	117,127
Asahi Group Holdings Ltd.	40,028	1,551,606
Asahi Intecc Co. Ltd.	21,990	432,371
Asahi Kasei Corp.	108,031	733,320
Asics Corp.	15,186	469,905
ASKUL Corp.	4,548	63,490
Astellas Pharma, Inc.	166,276	2,477,757
Autobacs Seven Co. Ltd.	5,122	54,485
Avex, Inc.	4,126	43,356
Awa Bank Ltd. (The)	2,224	30,870
Axial Retailing, Inc.	2,129	53,634
Azbil Corp.	11,832	374,409
AZ-COM MARUWA Holdings, Inc.	4,260	57,374
Bandai Namco Holdings, Inc.	47,836	1,106,895
Bank of Kyoto Ltd. (The)	7,170	360,186
Base Co. Ltd.	2,953	117,773
BayCurrent Consulting, Inc.	13,549	509,030
Belc Co. Ltd.	1,912	85,281
Bell System24 Holdings, Inc.	11,135	105,392
Belluna Co. Ltd.	5,056	25,017
Benefit One, Inc.	5,872	60,182
Benesse Holdings, Inc.	5,297	67,741
Bic Camera, Inc. (x)	10,045	74,614
BIPROGY, Inc.	5,369	132,158
BML, Inc.	2,892	58,278
Bridgestone Corp. (x)	55,922	2,297,854
Brother Industries Ltd.	22,856	335,168
Bunka Shutter Co. Ltd.	6,786	52,371
Calbee, Inc.	7,612	144,195
Canon Electronics, Inc.	2,833	39,870
Canon Marketing Japan, Inc.	5,165	128,753
Canon, Inc. (x)	94,915	2,504,618
Capcom Co. Ltd.	17,402	689,693
Casio Computer Co. Ltd.	17,200	139,682
Central Glass Co. Ltd.	3,878	83,450
Central Japan Railway Co.	13,492	1,691,982
Change Holdings, Inc.	2,256	35,830
Chiba Bank Ltd. (The)	45,706	277,293
Chiyoda Co. Ltd.	15,392	95,492
Chofu Seisakusho Co. Ltd.	3,200	55,678
Chubu Electric Power Co., Inc.	61,364	749,386
Chudenko Corp.	4,078	65,319
Chugai Pharmaceutical Co. Ltd.	54,313	1,544,665
Chugin Financial Group, Inc.	13,443	81,197
Chugoku Electric Power Co., Inc. (The)*	24,265	163,742
Citizen Watch Co. Ltd.	19,990	120,711
CKD Corp.	4,836	79,458
Cleanup Corp.	10,500	54,040
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	151,188
COLOPL, Inc.	5,212	23,595
Colowide Co. Ltd.	5,764	81,706
COMSYS Holdings Corp.	10,500	207,639
Comture Corp.	3,705	53,575
Concordia Financial Group Ltd.	96,536	380,461
Cosel Co. Ltd.	4,700	40,970
Cosmo Energy Holdings Co. Ltd.	6,503	177,944
Cosmos Pharmaceutical Corp.	1,993	201,713
Create Restaurants Holdings, Inc.	11,134	75,598
Create SD Holdings Co. Ltd.	2,762	68,178
Credit Saison Co. Ltd.	13,432	206,816
Curves Holdings Co. Ltd.	10,714	55,983
CyberAgent, Inc.	39,456	288,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cybozu, Inc.	6,019	$98,437
Dai Nippon Printing Co. Ltd.	21,778	617,466
Daicel Corp.	29,000	260,231
Daido Steel Co. Ltd.	2,591	108,330
Daifuku Co. Ltd.	27,252	558,013
Daihen Corp.	2,153	83,413
Daiho Corp.	1,428	38,502
Dai-ichi Life Holdings, Inc.	86,111	1,651,814
Daiichi Sankyo Co. Ltd.	152,560	4,837,893
Daiichikosho Co. Ltd.	6,298	111,096
Daiki Aluminium Industry Co. Ltd.	6,333	61,649
Daikin Industries Ltd.	20,859	4,257,836
Daikokutenbussan Co. Ltd. (x)	1,840	68,209
Daio Paper Corp.	8,061	63,505
Daiseki Co. Ltd.	2,316	65,330
Daishi Hokuetsu Financial Group, Inc.	3,188	69,263
Daito Trust Construction Co. Ltd.	6,252	634,366
Daiwa House Industry Co. Ltd.	48,911	1,292,693
Daiwa Securities Group, Inc.	131,703	681,458
Daiwabo Holdings Co. Ltd.	8,725	169,134
DCM Holdings Co. Ltd.	10,117	85,839
Denka Co. Ltd.	5,919	111,892
Denso Corp.	35,426	2,388,291
Dentsu Group, Inc. (x)	18,243	598,374
Descente Ltd.	2,954	84,563
Dexerials Corp.	5,453	119,756
DIC Corp. (x)	8,900	162,109
Digital Arts, Inc.	1,151	46,814
Digital Garage, Inc.	3,387	90,679
dip Corp.	2,786	69,626
Direct Marketing MiX, Inc.	5,296	31,701
Disco Corp.	8,145	1,288,577
DMG Mori Co. Ltd. (x)	11,229	196,038
Doutor Nichires Holdings Co. Ltd.	5,044	73,849
Dowa Holdings Co. Ltd.	5,600	177,654
DTS Corp.	4,573	108,067
Duskin Co. Ltd.	4,370	97,672
DyDo Group Holdings, Inc.	2,123	74,317
Earth Corp.	1,236	43,544
East Japan Railway Co.	29,340	1,627,066
Ebara Corp.	8,388	402,827
EDION Corp.	8,339	84,270
eGuarantee, Inc.	2,719	36,322
Eiken Chemical Co. Ltd.	5,967	63,955
Eisai Co. Ltd.	21,105	1,422,297
Eizo Corp.	2,633	86,909
Elan Corp.	9,238	56,238
Elecom Co. Ltd.	4,016	40,505
Electric Power Development Co. Ltd.	14,178	208,402
Elematec Corp.	7,571	96,392
ENEOS Holdings, Inc.	301,739	1,033,852
en-Japan, Inc.	2,579	44,686
eRex Co. Ltd.	545	4,294
ES-Con Japan Ltd.	14,514	83,274
euglena Co. Ltd. (x)*	9,207	57,176
Exedy Corp.	3,400	57,390
EXEO Group, Inc.	9,800	197,139
Ezaki Glico Co. Ltd. (x)	4,571	119,669
Fancl Corp.	6,642	110,758
FANUC Corp.	85,695	3,013,070
Fast Retailing Co. Ltd.	8,175	2,098,710
FCC Co. Ltd.	7,838	102,255
Financial Partners Group Co. Ltd.	11,341	100,615
Food & Life Cos. Ltd.	9,290	181,485
FP Corp.	3,160	64,390
Fudo Tetra Corp.	6,411	81,739
Fuji Co. Ltd. (x)	2,999	37,933
Fuji Corp.	5,877	104,294
Fuji Electric Co. Ltd.	9,979	439,738
Fuji Kyuko Co. Ltd.	2,194	84,369
Fuji Media Holdings, Inc.	20,394	214,279
Fuji Oil Holdings, Inc.	4,030	55,808
Fuji Seal International, Inc.	4,473	47,379
Fuji Soft, Inc. (x)	3,706	119,132
FUJIFILM Holdings Corp.	32,754	1,945,289
Fujikura Ltd.	21,309	179,053
Fujimi, Inc.	3,771	93,178
Fujimori Kogyo Co. Ltd.	2,520	62,931
Fujitec Co. Ltd.	6,579	168,583
Fujitsu General Ltd.	6,319	137,680
Fujitsu Ltd.	17,571	2,265,376
Fukui Computer Holdings, Inc.	1,895	36,826
Fukuoka Financial Group, Inc.	16,400	338,525
Fukushima Galilei Co. Ltd.	2,372	88,689
Fukuyama Transporting Co. Ltd.	2,128	59,381
FULLCAST Holdings Co. Ltd.	4,492	68,524
Funai Soken Holdings, Inc.	3,831	68,035
Furukawa Electric Co. Ltd.	7,000	124,010
Futaba Industrial Co. Ltd.	9,500	35,024
Future Corp. (x)	8,216	97,945
Fuyo General Lease Co. Ltd.	2,579	198,649
G-7 Holdings, Inc.	5,406	49,428
Genky DrugStores Co. Ltd.	1,906	58,390
Geo Holdings Corp.	6,023	76,814
giftee, Inc.*	4,332	56,445
Giken Ltd.	5,478	77,467
GLOBERIDE, Inc.	2,998	47,312
Glory Ltd.	4,557	91,672
GMO GlobalSign Holdings KK	955	20,922
GMO internet group, Inc.	7,656	146,820
GMO Payment Gateway, Inc.	3,903	304,707
Goldwin, Inc.	2,916	248,508
Gree, Inc.	19,104	84,912
GS Yuasa Corp.	5,471	107,466
G-Tekt Corp.	7,944	95,451
GungHo Online Entertainment, Inc.	5,621	110,535
Gunma Bank Ltd. (The)	29,571	109,266
Gunze Ltd.	2,242	69,255
H.U. Group Holdings, Inc.	6,996	133,760
Hachijuni Bank Ltd. (The)	43,000	187,564
Hakuhodo DY Holdings, Inc.	27,115	286,285
Hamamatsu Photonics KK	13,362	655,939
Hankyu Hanshin Holdings, Inc.	22,548	746,844
Hanwa Co. Ltd.	3,585	113,389
Haseko Corp.	16,475	203,396
Hazama Ando Corp. (x)	13,966	104,379
Heiwa Corp.	4,550	79,245
Heiwa Real Estate Co. Ltd.	100	2,645
Heiwado Co. Ltd.	2,453	36,713
Hiday Hidaka Corp.	6,251	102,066
Hikari Tsushin, Inc.	1,831	263,143
Hino Motors Ltd.*	22,963	96,539
Hioki EE Corp. (x)	1,430	93,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hirogin Holdings, Inc.	36,500	$208,085
Hirose Electric Co. Ltd.	2,789	371,213
HIS Co. Ltd. (x)*	3,292	46,671
Hisamitsu Pharmaceutical Co., Inc.	5,579	146,409
Hitachi Construction Machinery Co. Ltd.	6,567	184,979
Hitachi Ltd.	84,964	5,258,559
Hitachi Zosen Corp.	13,019	86,419
Hokkaido Electric Power Co., Inc.*	22,712	93,560
Hokkaido Gas Co. Ltd.	3,799	62,184
Hokkoku Financial Holdings, Inc.	1,084	31,415
Hokuetsu Corp. (x)	13,526	81,742
Hokuriku Electric Power Co.*	21,850	117,798
Honda Motor Co. Ltd.	141,935	4,287,653
Horiba Ltd.	3,816	219,224
Hoshizaki Corp.	11,077	398,338
Hosiden Corp.	6,570	82,485
House Foods Group, Inc.	8,400	187,153
Hoya Corp.	37,293	4,448,659
Hulic Co. Ltd. (x)	40,493	347,515
Hyakugo Bank Ltd. (The)	17,673	51,659
Hyakujushi Bank Ltd. (The)	2,900	37,522
Ibiden Co. Ltd.	10,054	570,124
Ichibanya Co. Ltd.	1,268	47,985
Ichigo, Inc.	44,705	85,885
Idec Corp.	3,977	91,851
Idemitsu Kosan Co. Ltd.	18,720	375,793
IDOM, Inc.	10,714	65,471
IHI Corp.	10,832	293,772
Iida Group Holdings Co. Ltd.	15,482	262,006
Iino Kaiun Kaisha Ltd.	15,176	89,809
I’ll, Inc.	4,743	98,355
Inaba Denki Sangyo Co. Ltd.	6,062	138,487
Infocom Corp.	2,107	33,371
Infomart Corp.	19,428	44,549
Information Services International-Dentsu Ltd.	2,820	99,194
INFRONEER Holdings, Inc.	20,727	194,947
Inpex Corp. (x)	88,887	991,279
Insource Co. Ltd.	9,158	75,433
Intage Holdings, Inc. (x)	6,863	78,371
Internet Initiative Japan, Inc.	9,252	173,244
IR Japan Holdings Ltd.	6,362	72,400
Iriso Electronics Co. Ltd.	1,764	51,402
Iseki & Co. Ltd.	4,100	35,724
Isetan Mitsukoshi Holdings Ltd.	35,742	364,237
Isuzu Motors Ltd.	53,195	647,647
Ito En Ltd.	6,216	171,513
ITOCHU Corp. (x)	113,835	4,527,023
Itochu Enex Co. Ltd.	5,640	49,785
Itochu Techno-Solutions Corp.	7,982	201,979
Itoham Yonekyu Holdings, Inc.	12,689	63,855
Iwatani Corp.	3,794	200,693
Iyogin Holdings, Inc.	24,000	135,462
Izumi Co. Ltd.	3,455	82,447
J Front Retailing Co. Ltd.	22,829	219,514
JAC Recruitment Co. Ltd.	4,065	73,875
JAFCO Group Co. Ltd.	5,476	70,346
Japan Airlines Co. Ltd.	40,833	887,034
Japan Airport Terminal Co. Ltd.	6,373	288,481
Japan Cash Machine Co. Ltd.	6,102	50,202
Japan Display, Inc. (x)*	231,888	63,012
Japan Elevator Service Holdings Co. Ltd.	4,050	53,218
Japan Exchange Group, Inc.	46,186	807,971
Japan Lifeline Co. Ltd.	7,771	55,797
Japan Material Co. Ltd.	5,450	91,120
Japan Petroleum Exploration Co. Ltd.	2,810	84,206
Japan Post Bank Co. Ltd.	46,500	364,314
Japan Post Holdings Co. Ltd.	214,625	1,543,273
Japan Post Insurance Co. Ltd.	19,609	294,815
Japan Pulp & Paper Co. Ltd.	2,543	86,152
Japan Securities Finance Co. Ltd.	6,741	52,521
Japan Steel Works Ltd. (The)	6,516	140,236
Japan Tobacco, Inc. (x)	113,180	2,480,800
Japan Wool Textile Co. Ltd. (The)	5,449	39,457
JCR Pharmaceuticals Co. Ltd. (x)	5,088	45,166
JCU Corp.	1,541	36,704
Jeol Ltd.	3,266	116,453
JFE Holdings, Inc.	47,231	677,747
JGC Holdings Corp.	18,595	242,386
JINS Holdings, Inc. (x)	4,303	89,169
JMDC, Inc.	2,736	108,906
Joyful Honda Co. Ltd. (x)	6,398	75,538
JSR Corp.	16,517	474,840
JTEKT Corp.	17,798	162,454
Juroku Financial Group, Inc.	3,200	69,483
Justsystems Corp.	2,992	83,785
JVCKenwood Corp.	19,300	66,463
K&O Energy Group, Inc.	2,655	41,857
Kadokawa Corp.	9,702	232,685
Kagome Co. Ltd.	8,701	190,613
Kajima Corp.	40,971	619,715
Kakaku.com, Inc.	13,130	189,057
Kaken Pharmaceutical Co. Ltd.	2,834	71,108
Kameda Seika Co. Ltd.	1,676	50,382
Kamigumi Co. Ltd.	8,622	195,718
Kanamoto Co. Ltd.	2,948	45,076
Kaneka Corp.	6,200	174,012
Kanematsu Corp.	8,108	113,546
Kansai Electric Power Co., Inc. (The)	65,172	818,810
Kansai Food Market Ltd.	8,910	93,709
Kansai Paint Co. Ltd.	18,311	269,558
Kao Corp.	41,893	1,517,347
Kappa Create Co. Ltd.*	4,080	43,487
Katitas Co. Ltd.	5,812	100,043
Kato Sangyo Co. Ltd.	2,563	70,459
Kawasaki Heavy Industries Ltd.	12,529	321,743
Kawasaki Kisen Kaisha Ltd. (x)	17,043	413,475
KDDI Corp.	135,322	4,182,240
KeePer Technical Laboratory Co. Ltd. (x)	2,208	75,115
Keihan Holdings Co. Ltd.	8,105	214,047
Keihanshin Building Co. Ltd.	3,858	31,019
Keikyu Corp.	24,606	217,125
Keio Corp.	8,634	271,492
Keisei Electric Railway Co. Ltd.	13,333	552,612
Keiyo Bank Ltd. (The)	17,682	65,806
Kewpie Corp.	13,000	212,597
Key Coffee, Inc. (x)	4,000	57,388
Keyence Corp.	17,218	8,142,705
KH Neochem Co. Ltd.	3,353	54,861
Kikkoman Corp.	12,176	687,095
Kinden Corp.	15,000	203,138
Kintetsu Department Store Co. Ltd.	2,816	49,702
Kintetsu Group Holdings Co. Ltd.	17,144	594,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kirin Holdings Co. Ltd. (x)	77,585	$1,133,077
Kissei Pharmaceutical Co. Ltd.	3,193	64,074
Ki-Star Real Estate Co. Ltd.	2,056	70,888
Kitano Construction Corp.	2,956	62,415
Kitz Corp.	6,541	49,274
Kiyo Bank Ltd. (The)	3,600	37,190
Koa Corp.	2,679	33,691
Kobayashi Pharmaceutical Co. Ltd.	4,615	251,103
Kobe Bussan Co. Ltd.	14,292	369,447
Kobe Steel Ltd.	33,016	305,478
Koei Tecmo Holdings Co. Ltd.	11,028	190,742
Kohnan Shoji Co. Ltd.	2,315	56,374
Koito Manufacturing Co. Ltd.	19,178	348,093
Kokuyo Co. Ltd.	7,982	109,934
Komatsu Ltd.	81,280	2,199,300
KOMEDA Holdings Co. Ltd.	4,896	92,220
Komeri Co. Ltd.	3,475	70,829
Komori Corp.	7,900	51,767
Konami Group Corp.	7,496	392,817
Konica Minolta, Inc.	43,791	151,037
Konishi Co. Ltd.	6,963	111,251
Konoike Transport Co. Ltd.	6,036	69,527
Kosaido Holdings Co. Ltd.	2,978	43,612
Kose Corp.	3,360	322,987
Koshidaka Holdings Co. Ltd.	10,956	91,992
Kotobuki Spirits Co. Ltd.	1,632	119,733
K’s Holdings Corp.	17,800	155,342
Kubota Corp.	90,523	1,318,680
Kumagai Gumi Co. Ltd.	3,271	70,054
Kumiai Chemical Industry Co. Ltd.	9,350	73,157
Kura Sushi, Inc.	3,446	73,052
Kuraray Co. Ltd.	28,183	274,846
Kureha Corp.	1,321	75,686
Kurita Water Industries Ltd.	9,006	346,143
Kusuri no Aoki Holdings Co. Ltd.	1,767	99,683
KYB Corp.	1,923	67,801
Kyocera Corp.	26,219	1,425,166
Kyoei Steel Ltd.	7,738	109,610
Kyoritsu Maintenance Co. Ltd. (x)	2,670	101,603
Kyowa Kirin Co. Ltd.	20,521	379,331
Kyudenko Corp.	3,588	96,533
Kyushu Electric Power Co., Inc.*	39,593	252,425
Kyushu Financial Group, Inc.	34,349	145,725
Kyushu Railway Co.	11,748	252,376
Lasertec Corp.	8,220	1,242,360
Lawson, Inc.	5,088	226,022
Leopalace21 Corp.*	18,246	33,954
Life Corp.	3,042	64,749
Link And Motivation, Inc. (x)	10,606	31,649
Lintec Corp.	4,900	77,558
Lion Corp.	21,636	201,690
LITALICO, Inc.	3,942	63,670
Lixil Corp.	29,006	368,382
M&A Capital Partners Co. Ltd.*	1,564	36,462
M3, Inc.	33,824	731,247
Mabuchi Motor Co. Ltd.	4,526	126,293
Macnica Holdings, Inc.	4,581	191,240
Maeda Kosen Co. Ltd.	3,173	70,646
Makino Milling Machine Co. Ltd.	2,098	81,764
Makita Corp.	22,583	633,901
Mandom Corp.	4,260	42,884
Marubeni Corp.	143,464	2,450,909
Maruha Nichiro Corp.	3,726	62,757
Marui Group Co. Ltd.	15,023	262,698
Maruichi Steel Tube Ltd.	7,800	179,413
MARUKA FURUSATO Corp.	3,674	58,437
Maruwa Co. Ltd.	889	137,944
Marvelous, Inc.	10,228	47,819
Matsuda Sangyo Co. Ltd.	4,000	63,269
Matsui Securities Co. Ltd.	14,747	81,402
MatsukiyoCocokara & Co.	11,433	642,472
Matsuya Co. Ltd.	7,173	56,992
Matsuyafoods Holdings Co. Ltd.	3,039	87,144
Max Co. Ltd.	6,000	110,665
Maxell Ltd.	5,700	63,477
Mazda Motor Corp.	57,715	564,045
Mebuki Financial Group, Inc.	104,665	250,286
Media Do Co. Ltd.*	9,544	94,764
Medipal Holdings Corp.	17,687	289,337
MedPeer, Inc. (x)*	9,655	67,936
Megachips Corp.	3,355	87,087
Megmilk Snow Brand Co. Ltd.	3,437	46,629
Meidensha Corp.	4,400	61,132
Meiji Holdings Co. Ltd.	21,858	488,297
Meiko Electronics Co. Ltd.	2,286	43,267
Meitec Corp.	5,817	100,388
Melco Holdings, Inc.	2,177	48,149
Menicon Co. Ltd.	4,964	86,930
Mercari, Inc.*	10,481	245,499
METAWATER Co. Ltd.	3,652	46,715
Midac Holdings Co. Ltd.	1,977	21,029
Milbon Co. Ltd.	2,308	78,970
Mimasu Semiconductor Industry Co. Ltd.	3,269	71,193
Minebea Mitsumi, Inc.	30,892	584,989
Mirait One Corp.	7,953	100,276
Miroku Jyoho Service Co. Ltd.	2,998	32,801
MISUMI Group, Inc.	26,577	531,924
Mitani Sekisan Co. Ltd.	1,611	55,171
Mitsubishi Chemical Group Corp.	116,938	705,068
Mitsubishi Corp.	112,624	5,459,344
Mitsubishi Electric Corp.	179,283	2,519,417
Mitsubishi Estate Co. Ltd.	102,068	1,217,468
Mitsubishi Gas Chemical Co., Inc.	14,524	211,958
Mitsubishi HC Capital, Inc.	60,887	362,795
Mitsubishi Heavy Industries Ltd.	30,840	1,442,820
Mitsubishi Logisnext Co. Ltd.	10,284	95,222
Mitsubishi Materials Corp.	14,300	258,144
Mitsubishi Motors Corp.	75,000	264,000
Mitsubishi Pencil Co. Ltd.	3,972	46,382
Mitsubishi Research Institute, Inc.	2,488	95,160
Mitsubishi Shokuhin Co. Ltd.	3,000	77,636
Mitsubishi UFJ Financial Group, Inc.	1,061,523	7,835,486
Mitsui & Co. Ltd.	130,289	4,902,305
Mitsui Chemicals, Inc.	14,798	437,326
Mitsui DM Sugar Holdings Co. Ltd.	5,169	99,075
Mitsui Fudosan Co. Ltd.	74,316	1,482,757
Mitsui High-Tec, Inc. (x)	2,493	170,244
Mitsui Mining & Smelting Co. Ltd.	5,900	136,011
Mitsui OSK Lines Ltd. (x)	29,808	713,313
Mitsui-Soko Holdings Co. Ltd.	3,314	80,833
Mitsuuroko Group Holdings Co. Ltd.	7,084	68,095
Miura Co. Ltd.	8,004	209,278
MIXI, Inc.	3,456	64,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mizuho Financial Group, Inc.	248,704	$3,795,993
Mizuho Leasing Co. Ltd.	1,996	65,375
Mizuno Corp.	4,444	115,299
Mochida Pharmaceutical Co. Ltd.	2,534	58,104
Modec, Inc.*	1,979	19,247
Monex Group, Inc.	14,185	54,757
Money Forward, Inc.*	4,020	159,821
Monogatari Corp. (The)	4,722	114,553
MonotaRO Co. Ltd.	23,996	305,777
Morinaga & Co. Ltd.	4,247	133,006
Morinaga Milk Industry Co. Ltd.	3,908	128,034
Morita Holdings Corp.	3,388	36,734
MOS Food Services, Inc.	3,648	81,801
MS&AD Insurance Group Holdings, Inc.	36,976	1,317,515
Murata Manufacturing Co. Ltd.	52,465	3,010,434
Musashi Seimitsu Industry Co. Ltd.	5,616	69,282
Nabtesco Corp. (x)	11,042	243,757
Nachi-Fujikoshi Corp.	2,183	62,198
Nagase & Co. Ltd.	11,432	190,054
Nagawa Co. Ltd.	1,145	54,838
Nagoya Railroad Co. Ltd.	17,631	283,537
Nankai Electric Railway Co. Ltd.	9,800	219,051
Nanto Bank Ltd. (The)	2,711	46,147
NEC Corp.	24,786	1,205,126
NEC Networks & System Integration Corp.	5,600	77,458
NET One Systems Co. Ltd.	7,723	169,788
Nexon Co. Ltd.	43,889	840,999
NGK Insulators Ltd.	22,442	268,462
NH Foods Ltd.	6,942	187,976
NHK Spring Co. Ltd.	25,000	183,053
Nichias Corp.	4,359	90,923
Nichicon Corp.	10,871	116,058
Nichiha Corp.	3,077	66,091
Nichirei Corp.	9,587	204,868
Nidec Corp.	42,909	2,358,534
Nifco, Inc.	5,877	174,866
Nihon Kohden Corp.	7,968	212,962
Nihon M&A Center Holdings, Inc.	30,043	230,700
Nihon Parkerizing Co. Ltd.	12,170	90,951
Nihon Yamamura Glass Co. Ltd.*	5,562	44,946
Nikkon Holdings Co. Ltd.	5,491	109,836
Nikon Corp.	26,926	349,922
Nintendo Co. Ltd.	110,239	5,014,528
Nippn Corp.	4,887	62,582
Nippon Ceramic Co. Ltd.	1,836	34,991
Nippon Chemi-Con Corp.*	3,503	30,656
Nippon Densetsu Kogyo Co. Ltd.	4,340	59,554
Nippon Electric Glass Co. Ltd.	6,101	107,553
Nippon Express Holdings, Inc. (x)	6,057	341,602
Nippon Gas Co. Ltd.	8,442	118,331
Nippon Kanzai Holdings Co. Ltd.	4,458	80,356
Nippon Kayaku Co. Ltd.	10,745	91,349
Nippon Light Metal Holdings Co. Ltd.	5,252	53,008
Nippon Paint Holdings Co. Ltd.	73,809	610,173
Nippon Paper Industries Co. Ltd.*	9,600	79,206
Nippon Parking Development Co. Ltd. (x)	46,787	73,057
Nippon Pillar Packing Co. Ltd.	3,146	102,418
Nippon Sanso Holdings Corp.	15,957	346,851
Nippon Sharyo Ltd.	3,791	52,999
Nippon Shinyaku Co. Ltd.	4,816	196,448
Nippon Shokubai Co. Ltd.	2,462	92,319
Nippon Signal Co. Ltd.	8,900	66,497
Nippon Soda Co. Ltd.	950	34,280
Nippon Steel Corp.	79,924	1,677,725
Nippon Telegraph & Telephone Corp.	5,609,800	6,647,020
Nippon Television Holdings, Inc.	13,631	130,088
Nippon Yusen KK	46,207	1,026,837
Nipro Corp.	13,900	98,602
Nishimatsu Construction Co. Ltd.	3,295	80,194
Nishimatsuya Chain Co. Ltd.	6,093	72,073
Nishi-Nippon Railroad Co. Ltd.	5,600	95,361
Nishio Holdings Co. Ltd.	3,957	93,575
Nissan Chemical Corp.	9,008	388,188
Nissan Motor Co. Ltd.	236,553	976,885
Nissan Shatai Co. Ltd.	9,940	58,200
Nissha Co. Ltd. (x)	6,603	77,442
Nisshin Oillio Group Ltd. (The)	2,383	56,718
Nisshin Seifun Group, Inc.	18,778	232,055
Nisshinbo Holdings, Inc.	12,062	100,209
Nissin Foods Holdings Co. Ltd.	6,316	521,681
Nissui Corp.	20,317	91,270
Niterra Co. Ltd.	12,240	243,539
Nitori Holdings Co. Ltd.	7,473	836,146
Nitta Corp.	1,728	36,726
Nitto Boseki Co. Ltd.	2,757	44,085
Nitto Denko Corp.	12,124	898,691
Noevir Holdings Co. Ltd.	1,781	67,788
NOF Corp.	7,305	313,911
Nohmi Bosai Ltd.	4,847	60,964
Nojima Corp.	7,218	68,729
Nomura Co. Ltd.	11,318	77,793
Nomura Holdings, Inc.	313,789	1,190,902
Nomura Real Estate Holdings, Inc.	10,820	257,382
Nomura Research Institute Ltd.	34,264	944,965
Noritake Co. Ltd.	1,990	75,729
Noritsu Koki Co. Ltd. (x)	4,795	77,657
Noritz Corp.	4,795	59,344
North Pacific Bank Ltd.	37,980	75,662
NS Solutions Corp.	3,420	95,607
NS United Kaiun Kaisha Ltd.	3,102	74,034
NSD Co. Ltd.	5,948	119,717
NSK Ltd.	30,498	192,886
NTN Corp.	37,117	78,935
NTT Data Group Corp.	52,403	733,728
Obara Group, Inc. (x)	1,415	41,064
Obayashi Corp.	56,756	491,808
OBIC Business Consultants Co. Ltd.	3,287	120,492
Obic Co. Ltd.	5,591	896,365
Odakyu Electric Railway Co. Ltd.	24,751	331,711
Ogaki Kyoritsu Bank Ltd. (The)	2,098	26,994
Ohsho Food Service Corp.	741	34,479
Oiles Corp.	4,560	63,266
Oita Bank Ltd. (The)	2,100	31,739
Oji Holdings Corp.	68,133	255,209
Okamoto Industries, Inc.	2,906	78,940
Okamura Corp.	7,341	97,684
Okasan Securities Group, Inc.	33,049	110,222
Oki Electric Industry Co. Ltd.	8,423	52,773
Okinawa Electric Power Co., Inc. (The)*	4,021	32,103
OKUMA Corp.	1,173	63,085
Okumura Corp.	2,739	77,620
Olympus Corp.	106,520	1,686,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Omron Corp.	16,011	$980,817
Ono Pharmaceutical Co. Ltd.	32,222	584,243
Onward Holdings Co. Ltd.	15,000	41,718
Open Door, Inc. (x)*	4,483	40,288
Open House Group Co. Ltd.	5,846	210,892
Optex Group Co. Ltd.	5,977	84,287
Optorun Co. Ltd.	5,119	86,930
Oracle Corp.	3,300	245,225
Organo Corp.	3,220	95,369
Orient Corp.	6,542	51,368
Oriental Land Co. Ltd.	94,115	3,674,349
ORIX Corp.	112,250	2,052,892
Osaka Gas Co. Ltd.	34,309	526,302
Osaka Organic Chemical Industry Ltd.	3,454	69,744
Osaka Soda Co. Ltd.	1,925	73,089
OSAKA Titanium Technologies Co. Ltd. (x)	2,564	52,696
OSG Corp.	9,700	139,595
Otsuka Corp.	9,530	370,855
Otsuka Holdings Co. Ltd. (x)	40,067	1,468,479
Outsourcing, Inc.	8,818	84,169
PALTAC Corp.	2,773	92,308
Pan Pacific International Holdings Corp.	39,509	707,993
Panasonic Holdings Corp.	204,905	2,510,082
Park24 Co. Ltd.*	10,900	147,612
Pasona Group, Inc.	3,788	44,001
Penta-Ocean Construction Co. Ltd.	29,322	157,970
PeptiDream, Inc.*	8,788	131,348
Persol Holdings Co. Ltd.	18,066	326,937
Pharma Foods International Co. Ltd. (x)	3,751	54,395
PHC Holdings Corp.	4,990	53,611
Pigeon Corp. (x)	10,057	138,744
Pilot Corp. (x)	3,104	98,588
Piolax, Inc.	4,502	68,146
Pola Orbis Holdings, Inc.	8,224	119,856
Premium Group Co. Ltd.	3,276	39,723
Pressance Corp.	6,138	86,561
Prestige International, Inc.	10,559	44,826
Prima Meat Packers Ltd.	3,652	55,102
Proto Corp.	9,296	73,662
Raito Kogyo Co. Ltd.	6,051	83,472
Raksul, Inc.*	3,788	35,660
Rakus Co. Ltd.	8,231	139,908
Rakuten Group, Inc.	106,987	372,636
Recruit Holdings Co. Ltd.	132,887	4,240,892
Relia, Inc.	8,142	82,638
Relo Group, Inc.	8,730	119,135
Renesas Electronics Corp.*	114,005	2,157,520
Rengo Co. Ltd.	15,192	93,760
Resona Holdings, Inc.	209,322	1,003,038
Resonac Holdings Corp.	14,151	230,174
Resorttrust, Inc.	7,178	106,308
Restar Holdings Corp.	5,506	93,844
Ricoh Co. Ltd.	46,040	393,106
Ricoh Leasing Co. Ltd.	1,550	45,411
Riken Corp. (x)	1,600	34,877
Rinnai Corp.	11,100	241,900
Riso Kagaku Corp.	2,813	47,552
Riso Kyoiku Co. Ltd.	22,934	42,074
Rohm Co. Ltd.	7,590	717,392
Rohto Pharmaceutical Co. Ltd.	16,720	377,663
Roland Corp. (x)	1,717	49,499
Rorze Corp.	1,360	110,420
Round One Corp.	18,870	74,942
Royal Holdings Co. Ltd. (x)	1,912	35,124
RS Technologies Co. Ltd.	3,414	76,291
Ryohin Keikaku Co. Ltd.	21,429	212,286
Ryosan Co. Ltd.	4,143	126,217
Ryoyo Electro Corp. (x)	4,940	123,608
S Foods, Inc.	3,922	85,837
Saibu Gas Holdings Co. Ltd.	2,687	38,745
Saizeriya Co. Ltd.	3,745	95,259
Sakai Moving Service Co. Ltd.	1,540	53,556
Sakata Seed Corp.	2,341	67,867
San ju San Financial Group, Inc.	2,610	28,779
San-A Co. Ltd.	1,826	57,793
San-Ai Obbli Co. Ltd.	7,598	80,594
Sangetsu Corp.	3,239	56,060
San-In Godo Bank Ltd. (The)	17,188	97,004
Sanken Electric Co. Ltd.	2,047	193,150
Sanki Engineering Co. Ltd.	7,418	78,114
Sankyo Co. Ltd.	3,547	143,553
Sankyu, Inc.	4,962	164,375
Sanrio Co. Ltd.	5,173	221,569
Sansan, Inc.*	4,408	52,012
Santen Pharmaceutical Co. Ltd.	30,999	263,630
Sanwa Holdings Corp.	21,000	273,813
Sanyo Chemical Industries Ltd.	1,868	55,177
Sanyo Denki Co. Ltd.	1,435	77,419
Sanyo Special Steel Co. Ltd.	3,355	66,649
Sapporo Holdings Ltd.	6,302	162,390
Sato Holdings Corp.	5,385	73,090
Sawai Group Holdings Co. Ltd.	3,946	99,544
SBI Holdings, Inc.	22,703	438,275
SBI Shinsei Bank Ltd.	5,217	102,369
SBS Holdings, Inc.	2,809	62,481
SCREEN Holdings Co. Ltd.	2,784	316,224
SCSK Corp.	12,294	193,506
Secom Co. Ltd.	17,549	1,188,285
Sega Sammy Holdings, Inc.	13,520	289,329
Seibu Holdings, Inc.	22,730	234,256
Seiko Epson Corp.	24,121	374,536
Seiko Group Corp.	4,175	75,815
Seino Holdings Co. Ltd.	10,346	147,374
Seiren Co. Ltd. (x)	5,033	86,541
Sekisui Chemical Co. Ltd.	33,017	477,598
Sekisui House Ltd.	53,648	1,085,627
Sekisui Jushi Corp.	5,073	80,862
Senko Group Holdings Co. Ltd. (x)	10,158	73,177
Senshu Electric Co. Ltd.	4,125	105,492
Seven & i Holdings Co. Ltd.	63,669	2,752,915
Seven Bank Ltd.	64,776	127,578
SG Holdings Co. Ltd.	31,903	455,181
Sharp Corp.*	21,346	118,953
Shibuya Corp.	2,975	54,640
SHIFT, Inc.*	1,134	207,214
Shiga Bank Ltd. (The)	2,831	53,438
Shikoku Electric Power Co., Inc.*	18,249	124,233
Shikoku Kasei Holdings Corp.	5,724	60,052
Shimadzu Corp.	21,141	654,507
Shimamura Co. Ltd.	2,500	236,199
Shimano, Inc.	7,143	1,195,643
Shimizu Corp.	57,596	363,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Shimojima Co. Ltd.	5,300	$41,118
Shin Nippon Biomedical Laboratories Ltd.	4,508	66,977
Shin-Etsu Chemical Co. Ltd.	146,220	4,859,883
Shin-Etsu Polymer Co. Ltd.	6,313	67,165
Shinko Electric Industries Co. Ltd.	5,402	221,208
Shinmaywa Industries Ltd.	11,106	104,536
Shionogi & Co. Ltd.	21,278	898,998
Ship Healthcare Holdings, Inc.	5,252	86,719
Shiseido Co. Ltd.	35,968	1,629,572
Shizuoka Financial Group, Inc.	40,645	295,276
Shizuoka Gas Co. Ltd.	6,571	53,560
SHO-BOND Holdings Co. Ltd.	4,612	183,626
Shoei Co. Ltd.	4,748	88,014
Shoei Foods Corp.	2,002	59,541
Showa Sangyo Co. Ltd.	2,573	47,936
Siix Corp.	7,281	79,787
Simplex Holdings, Inc.	1,627	29,761
Sinfonia Technology Co. Ltd.	7,390	88,672
Sintokogio Ltd.	7,500	57,380
SKY Perfect JSAT Holdings, Inc.	7,493	29,869
Skylark Holdings Co. Ltd. (x)*	24,496	306,290
SMC Corp.	5,719	3,178,622
SMK Corp.	1,620	27,230
SMS Co. Ltd.	6,512	130,488
Snow Peak, Inc. (x)	3,954	51,546
Socionext, Inc.	2,403	351,588
SoftBank Corp.	278,730	2,981,848
SoftBank Group Corp.	86,878	4,123,373
Sohgo Security Services Co. Ltd.	31,635	179,137
Sojitz Corp.	18,298	406,264
Solasto Corp.	7,031	32,576
Sompo Holdings, Inc.	28,629	1,283,444
Sony Group Corp.	121,741	10,919,880
Sosei Group Corp.*	5,980	62,202
Sotetsu Holdings, Inc.	6,169	108,849
S-Pool, Inc.	9,554	35,123
Square Enix Holdings Co. Ltd.	8,069	375,712
SRE Holdings Corp.*	4,356	116,527
Stanley Electric Co. Ltd.	13,307	269,807
Starts Corp., Inc.	3,437	70,594
Strike Co. Ltd.	2,743	66,434
Subaru Corp.	52,689	996,881
Sugi Holdings Co. Ltd.	3,272	146,183
SUMCO Corp. (x)	32,710	462,967
Sumitomo Bakelite Co. Ltd.	2,496	104,103
Sumitomo Chemical Co. Ltd.	130,222	396,392
Sumitomo Corp.	114,412	2,430,854
Sumitomo Densetsu Co. Ltd.	4,653	100,519
Sumitomo Electric Industries Ltd.	63,561	779,943
Sumitomo Forestry Co. Ltd.	11,831	287,679
Sumitomo Heavy Industries Ltd.	10,441	250,734
Sumitomo Metal Mining Co. Ltd.	21,852	704,309
Sumitomo Mitsui Construction Co. Ltd.	15,803	40,654
Sumitomo Mitsui Financial Group, Inc.	125,666	5,378,650
Sumitomo Mitsui Trust Holdings, Inc.	31,024	1,110,117
Sumitomo Osaka Cement Co. Ltd.	3,791	100,515
Sumitomo Pharma Co. Ltd.	15,798	70,117
Sumitomo Realty & Development Co. Ltd.	33,056	819,289
Sumitomo Riko Co. Ltd.	10,079	60,082
Sumitomo Rubber Industries Ltd.	16,520	160,832
Sumitomo Warehouse Co. Ltd. (The)	5,783	95,314
Sundrug Co. Ltd.	6,166	182,930
Suntory Beverage & Food Ltd. (x)	12,637	458,237
Suruga Bank Ltd.	11,788	47,152
Suzuken Co. Ltd.	7,488	203,974
Suzuki Motor Corp.	32,070	1,165,383
Sysmex Corp.	15,061	1,029,524
Systena Corp.	23,296	47,503
T Hasegawa Co. Ltd.	3,525	84,643
T&D Holdings, Inc.	43,401	641,216
Tadano Ltd.	8,952	71,410
Taihei Dengyo Kaisha Ltd.	3,251	96,389
Taiheiyo Cement Corp.	12,822	251,621
Taikisha Ltd.	2,538	72,365
Taisei Corp.	17,402	608,660
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	162,638
Taiyo Holdings Co. Ltd.	3,818	71,070
Taiyo Yuden Co. Ltd.	8,275	236,709
Takamatsu Construction Group Co. Ltd.	3,899	70,184
Takara Bio, Inc.	4,701	54,028
Takara Holdings, Inc.	11,662	94,964
Takara Standard Co. Ltd.	6,958	89,024
Takasago Thermal Engineering Co. Ltd.	5,745	96,613
Takashimaya Co. Ltd.	11,437	159,765
Takeda Pharmaceutical Co. Ltd.	154,976	4,871,058
Takuma Co. Ltd.	5,495	56,646
Tama Home Co. Ltd. (x)	4,485	102,796
Tamron Co. Ltd.	3,812	106,936
Tamura Corp.	15,075	70,230
TBS Holdings, Inc.	11,930	218,022
TDK Corp.	27,666	1,071,262
TechMatrix Corp.	5,615	72,833
TechnoPro Holdings, Inc.	10,275	222,845
Teijin Ltd.	14,506	145,839
Terumo Corp.	52,736	1,677,222
Tess Holdings Co. Ltd. (x)	4,749	30,318
T-Gaia Corp.	5,533	66,652
THK Co. Ltd.	9,493	195,481
TIS, Inc.	18,861	472,573
TKC Corp.	2,570	69,559
Toagosei Co. Ltd. (x)	10,197	91,656
Tobishima Corp.	6,530	57,697
Tobu Railway Co. Ltd.	17,551	470,916
Tocalo Co. Ltd.	8,849	92,892
Toda Corp.	32,000	180,134
Toei Co. Ltd.	10	1,276
Toho Bank Ltd. (The)	26,176	41,264
Toho Co. Ltd.	10,791	410,532
Toho Gas Co. Ltd.	8,185	142,003
Toho Holdings Co. Ltd.	2,743	50,502
Toho Titanium Co. Ltd. (x)	3,893	47,468
Tohoku Electric Power Co., Inc.*	41,248	255,237
Tokai Carbon Co. Ltd. (x)	15,000	138,127
Tokai Corp.	2,615	34,367
TOKAI Holdings Corp. (x)	9,977	62,401
Tokai Tokyo Financial Holdings, Inc.	2	5
Token Corp.	853	44,146
Tokio Marine Holdings, Inc.	167,540	3,868,363
Tokyo Century Corp.	3,218	116,378
Tokyo Electric Power Co. Holdings, Inc.*	150,110	550,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Electron Device Ltd.	1,587	$117,071
Tokyo Electron Ltd.	36,615	5,243,399
Tokyo Gas Co. Ltd.	35,205	769,146
Tokyo Kiraboshi Financial Group, Inc.	4,131	90,258
Tokyo Ohka Kogyo Co. Ltd.	2,294	140,579
Tokyo Seimitsu Co. Ltd.	3,298	182,563
Tokyo Steel Manufacturing Co. Ltd.	9,358	88,565
Tokyo Tatemono Co. Ltd.	19,659	253,659
Tokyotokeiba Co. Ltd.	2,059	56,319
Tokyu Construction Co. Ltd.	14,461	74,867
Tokyu Corp.	46,695	563,124
Tokyu Fudosan Holdings Corp.	57,534	329,308
Tomy Co. Ltd.	9,500	119,839
Topcon Corp.	8,062	117,987
Toppan, Inc.	25,746	556,264
Toray Industries, Inc.	117,437	656,093
Toridoll Holdings Corp.	2,530	55,164
Torii Pharmaceutical Co. Ltd.	2,128	53,633
Toshiba Corp.	32,580	1,021,191
Toshiba TEC Corp.	2,627	75,683
Tosho Co. Ltd.	2,808	24,824
Tosoh Corp.	24,847	294,581
Totetsu Kogyo Co. Ltd.	1,687	31,409
TOTO Ltd.	12,927	389,896
Towa Pharmaceutical Co. Ltd.	3,403	41,964
Toyo Ink SC Holdings Co. Ltd.	1,695	25,663
Toyo Seikan Group Holdings Ltd.	12,145	179,379
Toyo Suisan Kaisha Ltd.	9,479	427,583
Toyo Tire Corp.	11,244	149,693
Toyobo Co. Ltd.	9,549	68,502
Toyota Boshoku Corp.	5,878	105,445
Toyota Industries Corp.	12,175	873,431
Toyota Motor Corp.	945,001	15,102,096
Toyota Tsusho Corp.	17,007	848,976
TPR Co. Ltd.	4,102	48,433
Trancom Co. Ltd.	1,347	61,574
Transcosmos, Inc.	3,331	82,783
TRE Holdings Corp.	8,081	69,925
Trend Micro, Inc.	10,020	485,246
Tri Chemical Laboratories, Inc.	2,576	50,551
Trusco Nakayama Corp.	3,910	62,117
TS Tech Co. Ltd.	7,845	99,394
TSI Holdings Co. Ltd.	14,450	79,337
Tsubakimoto Chain Co.	2,593	66,303
Tsugami Corp.	7,561	73,013
Tsumura & Co.	5,969	110,491
Tsuruha Holdings, Inc.	3,954	294,639
TV Asahi Holdings Corp.	4,061	46,433
UACJ Corp.	4,186	79,650
UBE Corp.	10,241	176,003
Uchida Yoko Co. Ltd.	1,541	62,376
Ulvac, Inc. (x)	4,000	170,221
Unicharm Corp.	36,148	1,339,319
United Arrows Ltd.	2,708	46,918
United Super Markets Holdings, Inc. (x)	5,338	41,280
Ushio, Inc.	11,665	157,556
USS Co. Ltd.	17,803	295,055
UT Group Co. Ltd.*	2,834	59,889
V Technology Co. Ltd.	1,336	22,569
Valor Holdings Co. Ltd.	4,076	56,690
ValueCommerce Co. Ltd.	1,542	14,445
Wacoal Holdings Corp.	3,211	64,289
Wacom Co. Ltd.	10,900	44,740
Weathernews, Inc.	1,408	65,101
Welcia Holdings Co. Ltd.	9,748	202,826
West Japan Railway Co.	21,636	900,426
WingArc1st, Inc.	5,403	89,234
Wowow, Inc.	3,199	25,444
Xebio Holdings Co. Ltd.	5,148	38,974
Yakult Honsha Co. Ltd.	12,604	798,581
Yamada Holdings Co. Ltd.	65,127	191,874
Yamaguchi Financial Group, Inc.	23,000	155,465
Yamaha Corp.	10,763	413,900
Yamaha Motor Co. Ltd. (x)	26,171	754,121
YA-MAN Ltd. (x)	5,286	37,120
Yamato Holdings Co. Ltd.	23,993	433,916
Yamato Kogyo Co. Ltd.	4,045	173,158
Yamazaki Baking Co. Ltd.	13,933	188,650
Yamazen Corp.	9,283	71,532
Yaoko Co. Ltd.	2,104	105,659
Yaskawa Electric Corp.	19,929	917,445
Yellow Hat Ltd.	3,916	50,457
Yodogawa Steel Works Ltd.	4,760	112,469
Yokogawa Bridge Holdings Corp.	4,453	78,385
Yokogawa Electric Corp.	18,255	335,011
Yokohama Rubber Co. Ltd. (The) (x)	9,294	204,511
Yoshinoya Holdings Co. Ltd. (x)	6,683	118,547
Yuasa Trading Co. Ltd.	3,071	93,996
Z Holdings Corp.	255,834	617,813
Zenkoku Hosho Co. Ltd.	5,062	176,161
Zenrin Co. Ltd.	13,250	85,022
Zensho Holdings Co. Ltd.	9,793	435,616
Zeon Corp.	14,213	137,811
Zojirushi Corp.	6,115	75,587
ZOZO, Inc.	11,482	237,640
Zuken, Inc.	3,038	82,476

		392,279,179

Mexico (0.0%)†
Fresnillo plc	29,299	227,080

Netherlands (7.0%)
Adyen NV (m)*	5,342	9,255,624
ASML Holding NV	75,284	54,495,885
ING Groep NV	675,919	9,127,996
Koninklijke Ahold Delhaize NV	182,202	6,214,878
Shell plc	1,089,303	32,432,482

		111,526,865

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	77,790	254,107
Auckland International Airport Ltd.*	25,373	133,032
Chorus Ltd.	46,664	241,671
Fisher & Paykel Healthcare Corp. Ltd.	17,246	259,796
Fletcher Building Ltd.	25,686	85,922
Spark New Zealand Ltd.	25,257	78,704
Xero Ltd.*	15,009	1,199,531

		2,252,763

Nigeria (0.0%)†
Airtel Africa plc (m)	170,231	233,781

Russia (0.0%)
Evraz plc (r)*	91,874	—

South Africa (0.3%)
Anglo American plc	192,184	5,447,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (2.7%)
Banco Bilbao Vizcaya Argentaria SA	1,126,083	$8,682,908
Banco Santander SA	3,072,672	11,401,104
Iberdrola SA	1,100,527	14,374,949
Industria de Diseno Textil SA	207,546	8,063,629

		42,522,590

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (17.6%)
3i Group plc	151,682	3,766,908
abrdn plc	314,069	871,588
Admiral Group plc	46,010	1,219,153
Ashtead Group plc	69,486	4,825,106
Associated British Foods plc	54,449	1,381,081
AstraZeneca plc	235,346	33,710,557
Auto Trader Group plc (m)	142,788	1,106,698
Aviva plc	440,749	2,221,388
B&M European Value Retail SA	148,501	1,052,631
BAE Systems plc	485,516	5,728,569
Barclays plc	2,468,020	4,820,880
Barratt Developments plc	155,754	817,669
Beazley plc	105,591	792,302
Berkeley Group Holdings plc	16,796	836,590
BP plc	2,749,596	16,109,462
British American Tobacco plc	354,280	11,753,753
BT Group plc	1,107,254	1,722,715
Bunzl plc	53,739	2,046,018
Burberry Group plc	59,714	1,607,114
Centrica plc	901,763	1,420,127
Compass Group plc	277,547	7,763,894
ConvaTec Group plc (m)	258,397	673,828
Croda International plc	22,206	1,587,036
DCC plc	15,784	882,250
Diageo plc	352,049	15,101,481
DS Smith plc	202,703	702,184
Entain plc	101,019	1,640,572
Frasers Group plc*	20,190	180,144
Halma plc	60,320	1,746,053
Hargreaves Lansdown plc	60,282	624,272
Hiscox Ltd.	53,646	745,026
HSBC Holdings plc	3,183,277	25,177,834
IMI plc	40,955	855,814
Imperial Brands plc	146,205	3,233,292
Informa plc	224,112	2,065,874
InterContinental Hotels Group plc	27,345	1,888,345
International Consolidated Airlines Group SA*	591,666	1,221,428
Intertek Group plc	25,692	1,394,565
J Sainsbury plc	276,042	944,992
JD Sports Fashion plc	390,208	723,250
Johnson Matthey plc	28,711	638,669
Kingfisher plc	308,794	908,463
Land Securities Group plc (REIT)	117,431	858,751
Legal & General Group plc	944,587	2,738,201
Lloyds Banking Group plc	10,492,866	5,816,950
London Stock Exchange Group plc	68,122	7,218,667
M&G plc	344,588	838,886
Melrose Industries plc	213,105	1,371,808
National Grid plc	585,213	7,733,078
NatWest Group plc	881,877	2,707,674
Next plc	19,577	1,719,218
Ocado Group plc*	96,718	698,747
Pearson plc	113,744	1,198,703
Persimmon plc	50,735	661,426
Phoenix Group Holdings plc	117,123	791,634
Reckitt Benckiser Group plc	114,101	8,569,024
RELX plc	301,957	10,066,772
Rentokil Initial plc	401,351	3,134,846
Rightmove plc	129,568	860,711
Rolls-Royce Holdings plc*	1,333,254	2,560,666
RS Group plc	75,410	728,858
Sage Group plc (The)	163,156	1,916,621
Schroders plc	134,237	746,751
Segro plc (REIT)	192,311	1,753,309
Severn Trent plc	40,082	1,305,757
Smith & Nephew plc	139,081	2,244,189
Smiths Group plc	56,049	1,172,745
Spirax-Sarco Engineering plc	11,712	1,542,702
SSE plc	173,667	4,068,532
St James’s Place plc	86,049	1,189,226
Standard Chartered plc	368,602	3,214,626
Taylor Wimpey plc	555,223	725,241
Tesco plc	1,150,736	3,636,364
Unilever plc	399,301	20,820,566
UNITE Group plc (The) (REIT)	50,934	563,604
United Utilities Group plc	108,632	1,326,645
Virgin Money UK plc (CHDI)	124,990	239,585
Vodafone Group plc	3,480,421	3,283,849
Weir Group plc (The)	41,358	923,286
Whitbread plc	32,090	1,380,938
WPP plc	165,764	1,732,739

		282,571,470

United States (5.2%)
Amcor plc (CHDI)	65,142	648,185
Block, Inc. (CRDI)*	3,083	199,620
CSL Ltd.	51,531	9,535,753
Experian plc	145,943	5,607,943
GSK plc	640,736	11,318,405
Haleon plc	833,735	3,431,088
James Hardie Industries plc (CHDI)*	47,359	1,262,420
Life360, Inc. (CRDI) (m)*	21,181	108,930
News Corp. (CHDI), Class B	3,572	71,360
Reliance Worldwide Corp. Ltd.	83,545	229,824
ResMed, Inc. (CHDI)	41,756	917,215
Sanofi	213,651	22,904,026
Schneider Electric SE	106,648	19,438,420
Sims Ltd.	17,260	182,546
Stellantis NV	439,218	7,731,433

		83,587,168

Total Common Stocks (98.3%) (Cost $1,205,281,401)		1,572,612,094

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	82,561	914,261
Scottish Mortgage Investment Trust plc	224,144	1,901,956

		2,816,217

United States (0.0%)†
Pershing Square Holdings Ltd.	24,533	888,195

Total Closed End Funds (0.2%) (Cost $2,674,496)		3,704,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Abacus Property Group, expiring 7/27/23 (r)*	7,315	$—

Japan (0.0%)†
Tess Holdings Co. Ltd., expiring 8/24/23*	4,749	16,949

Total Rights (0.0%)† (Cost $31,820)		16,949

	Number of Warrants	Value (Note 1)
WARRANT:
Australia (0.0%)
PointsBet Holdings Ltd., expiring 7/8/24 (x)* (Cost $—)	1,293	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $3,844,784, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $3,920,030. (xx)	$3,843,167	3,843,167
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $3,001,268, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $3,061,656. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		6,843,167

Total Short-Term Investments (0.7%) (Cost $10,843,167)		10,843,167

Total Investments in Securities (99.2%) (Cost $1,218,830,884)		1,587,176,622
Other Assets Less Liabilities (0.8%)		13,348,008

Net Assets (100%)		$1,600,524,630

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $11,741,674 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $24,377,136. This was collateralized by $15,096,924 of various U.S. Government Treasury Securities, ranging from 0.125% – 7.625%, maturing 7/15/23 – 5/15/53 and by cash of $10,843,167 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	113	9/2023	EUR	5,458,739	98,364
FTSE 100 Index	38	9/2023	GBP	3,639,528	(22,930)
SPI 200 Index	15	9/2023	AUD	1,788,863	12,670
TOPIX Index	26	9/2023	JPY	4,122,665	69,253

					157,357

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$3,704,412	$—		$3,704,412
Common Stocks
Australia	—	170,776,945	123,468		170,900,413
Austria	—	1,177,908	—		1,177,908
Belgium	—	9,469,571	—		9,469,571
Burkina Faso	—	700,981	—		700,981
Chile	—	1,027,045	—		1,027,045
China	—	9,548,485	—		9,548,485
Finland	—	11,500,855	—		11,500,855
France	—	223,448,906	—		223,448,906
Germany	—	169,010,594	—		169,010,594
Hong Kong	—	6,181,115	—		6,181,115
Indonesia	—	132,748	—		132,748
Ireland	—	15,643,328	—		15,643,328
Italy	—	33,221,907	—		33,221,907
Japan	—	392,279,179	—		392,279,179
Mexico	—	227,080	—		227,080
Netherlands	—	111,526,865	—		111,526,865
New Zealand	—	2,252,763	—		2,252,763
Nigeria	—	233,781	—		233,781
Russia	—	—	—	(a)	—	(a)
South Africa	—	5,447,342	—		5,447,342
Spain	—	42,522,590	—		42,522,590
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	—	282,571,470	—		282,571,470
United States	—	83,587,168	—		83,587,168
Futures	180,287	—	—		180,287
Rights
Australia	—	—	—	(a)	—	(a)
Japan	—	16,949	—		16,949
Short-Term Investments
Investment Companies	4,000,000	—	—		4,000,000
Repurchase Agreements	—	6,843,167	—		6,843,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrant
Australia	$—	$—	(a)	$—	$— (a)

Total Assets	$4,180,287	$1,583,053,154		$123,468	$1,587,356,909

Liabilities:
Futures	$(22,930)	$—		$—	$(22,930)

Total Liabilities	$(22,930)	$—		$—	$(22,930)

Total	$4,157,357	$1,583,053,154		$123,468	$1,587,333,979

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$180,287	*

Total		$180,287

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(22,930	)*

Total		$(22,930)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$53,088	$53,088
Equity contracts	1,042,074	—	1,042,074

Total	$1,042,074	$53,088	$1,095,162

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$516,029	$516,029

Total	$516,029	$516,029

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$3,210,492
Futures contracts
Average notional value of contracts — long	$13,991,043

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,286,105
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$86,313,419

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$524,794,423
Aggregate gross unrealized depreciation	(177,557,285)

Net unrealized appreciation	$347,237,138

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,240,096,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,211,987,717)	$1,580,333,455
Repurchase Agreements (Cost $6,843,167)	6,843,167
Cash	16,159,115
Foreign cash (Cost $1,371,996)	1,376,972
Cash held as collateral at broker for futures	936,943
Dividends, interest and other receivables	7,973,327
Receivable for securities sold	2,640,599
Receivable for Portfolio shares sold	957,532
Due from broker for futures variation margin	84,192
Securities lending income receivable	7,842
Other assets	18,831

Total assets	1,617,331,975

LIABILITIES
Payable for return of collateral on securities loaned	10,843,167
Payable for securities purchased	4,694,596
Investment management fees payable	481,628
Payable for Portfolio shares repurchased	339,073
Distribution fees payable – Class IB	173,997
Distribution fees payable – Class IA	128,608
Administrative fees payable	121,848
Accrued expenses	24,428

Total liabilities	16,807,345

NET ASSETS	$1,600,524,630

Net assets were comprised of:
Paid in capital	$1,267,938,885
Total distributable earnings (loss)	332,585,745

Net assets	$1,600,524,630

Class IA
Net asset value, offering and redemption price per share, $634,012,313 / 60,379,999 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.50

Class IB
Net asset value, offering and redemption price per share, $857,300,929 / 83,128,695 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.31

Class K
Net asset value, offering and redemption price per share, $109,211,388 / 10,384,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

(x)	Includes value of securities on loan of $24,377,136.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,795,133 foreign withholding tax)	$31,056,174
Interest	295,783
Securities lending (net)	100,590

Total income	31,452,547

EXPENSES
Investment management fees	3,088,775
Distribution fees – Class IB	1,034,249
Distribution fees – Class IA	758,285
Administrative fees	725,167
Custodian fees	124,172
Professional fees	59,351
Printing and mailing expenses	46,748
Trustees’ fees	23,487
Miscellaneous	19,253

Gross expenses	5,879,487
Less: Waiver from investment manager	(245,557)

Net expenses	5,633,930

NET INVESTMENT INCOME (LOSS)	25,818,617

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	16,892,295
Futures contracts	1,042,074
Forward foreign currency contracts	53,088
Foreign currency transactions	(243,239)

Net realized gain (loss)	17,744,218

Change in unrealized appreciation (depreciation) on:
Investments in securities	147,603,063
Futures contracts	516,029
Foreign currency translations	62,667

Net change in unrealized appreciation (depreciation)	148,181,759

NET REALIZED AND UNREALIZED GAIN (LOSS)	165,925,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,744,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,818,617	$42,291,158
Net realized gain (loss)	17,744,218	(10,768,292)
Net change in unrealized appreciation (depreciation)	148,181,759	(232,383,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	191,744,594	(200,860,526)

Distributions to shareholders:
Class IA	—	(14,205,040)
Class IB	—	(19,744,773)
Class K	—	(2,893,287)

Total distributions to shareholders	—	(36,843,100)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,741,037 and 2,681,780 shares, respectively ]	17,872,406	25,074,690
Capital shares issued in reinvestment of dividends [ 0 and 1,488,691 shares, respectively ]	—	14,205,040
Capital shares repurchased [ (2,747,080) and (4,945,120) shares, respectively]	(27,564,875)	(46,251,331)

Total Class IA transactions	(9,692,469)	(6,971,601)

Class IB
Capital shares sold [ 3,792,602 and 7,391,067 shares, respectively ]	37,784,264	67,478,725
Capital shares issued in reinvestment of dividends [ 0 and 2,106,880 shares, respectively ]	—	19,744,773
Capital shares repurchased [ (6,637,321) and (9,533,066) shares, respectively]	(65,654,875)	(88,442,648)

Total Class IB transactions	(27,870,611)	(1,219,150)

Class K
Capital shares sold [ 334,825 and 1,082,507 shares, respectively ]	3,390,739	10,062,922
Capital shares issued in reinvestment of dividends [ 0 and 303,036 shares, respectively ]	—	2,893,287
Capital shares repurchased [ (1,489,630) and (639,984) shares, respectively]	(15,077,366)	(5,985,922)

Total Class K transactions	(11,686,627)	6,970,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,249,707)	(1,220,464)

TOTAL INCREASE (DECREASE) IN NET ASSETS	142,494,887	(238,924,090)
NET ASSETS:
Beginning of period	1,458,029,743	1,696,953,833

End of period	$1,600,524,630	$1,458,029,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.27		$10.78		$10.04		$9.86		$8.30		$10.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.27		0.26	(cc)	0.17	(aa)	0.25		0.24
Net realized and unrealized gain (loss)	1.06		(1.55)		0.83		0.22		1.58		(1.75)

Total from investment operations	1.23		(1.28)		1.09		0.39		1.83		(1.51)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.35)		(0.18)		(0.27)		(0.24)
Distributions from net realized gains	—		—		—		(0.03)		—		—

Total dividends and distributions	—		(0.23)		(0.35)		(0.21)		(0.27)		(0.24)

Net asset value, end of period	$10.50		$9.27		$10.78		$10.04		$9.86		$8.30

Total return (b)	13.27%		(11.89)%		10.93%		3.93%		22.05%		(15.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$634,012		$568,748		$669,881		$619,200		$637,098		$555,230
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)	0.78	%(k)	0.81%
Before waivers (a)(f)	0.78%		0.79%		0.79%		0.80%		0.78%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.33%		2.88%		2.37	%(dd)	1.88	%(bb)	2.75%		2.47%
Before waivers (a)(f)	3.30%		2.86%		2.37	%(dd)	1.88	%(bb)	2.75%		2.47%
Portfolio turnover rate^	4	%(z)	9%		10%		11%		5%		8%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.10		$10.59		$9.87		$9.70		$8.16		$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.26		0.25	(cc)	0.16	(aa)	0.25		0.24
Net realized and unrealized gain (loss)	1.05		(1.52)		0.82		0.22		1.56		(1.74)

Total from investment operations	1.21		(1.26)		1.07		0.38		1.81		(1.50)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.35)		(0.18)		(0.27)		(0.24)
Distributions from net realized gains	—		—		—		(0.03)		—		—

Total dividends and distributions	—		(0.23)		(0.35)		(0.21)		(0.27)		(0.24)

Net asset value, end of period	$10.31		$9.10		$10.59		$9.87		$9.70		$8.16

Total return (b)	13.30%		(11.92)%		10.91%		3.89%		22.19%		(15.25)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$857,301		$782,335		$910,733		$841,045		$848,443		$741,350
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)	0.78	%(k)	0.81%
Before waivers (a)(f)	0.78%		0.79%		0.79%		0.80%		0.78%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.32%		2.88%		2.38	%(dd)	1.88	%(bb)	2.75%		2.47%
Before waivers (a)(f)	3.29%		2.86%		2.37	%(dd)	1.87	%(bb)	2.75%		2.47%
Portfolio turnover rate^	4	%(z)	9%		10%		11%		5%		8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.27		$10.78		$10.03		$9.86		$8.29		$10.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.29		0.28	(cc)	0.19	(aa)	0.28		0.26
Net realized and unrealized gain (loss)	1.07		(1.54)		0.84		0.21		1.58		(1.76)

Total from investment operations	1.25		(1.25)		1.12		0.40		1.86		(1.50)

Less distributions:
Dividends from net investment income	—		(0.26)		(0.37)		(0.20)		(0.29)		(0.26)
Distributions from net realized gains	—		—		—		(0.03)		—		—

Total dividends and distributions	—		(0.26)		(0.37)		(0.23)		(0.29)		(0.26)

Net asset value, end of period	$10.52		$9.27		$10.78		$10.03		$9.86		$8.29

Total return (b)	13.48%		(11.68)%		11.29%		4.05%		22.48%		(14.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109,211		$106,947		$116,340		$112,847		$174,705		$207,478
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.52	%(k)	0.53	%(o)	0.54	%(o)	0.53	%(k)	0.56%
Before waivers (a)(f)	0.53%		0.54%		0.54%		0.55%		0.53%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.56%		3.12%		2.62	%(dd)	2.16	%(bb)	2.99%		2.70%
Before waivers (a)(f)	3.53%		3.10%		2.61	%(dd)	2.15	%(bb)	2.98%		2.70%
Portfolio turnover rate^	4	%(z)	9%		10%		11%		5%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IA, 0.75% for Class IB and 0.50% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.14 and $0.17 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.23% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20,$0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Financials	$173,610,186	16.8%
Consumer Discretionary	165,185,196	16.0
Industrials	152,063,549	14.7
Health Care	87,926,269	8.5
Information Technology	86,283,699	8.4
Consumer Staples	76,566,016	7.4
Materials	69,284,014	6.7
Communication Services	43,929,179	4.3
Energy	36,526,304	3.5
Utilities	18,660,836	1.8
Real Estate	9,145,282	0.9
Repurchase Agreements	5,213,652	0.5
Closed End Funds	1,066,803	0.1
Investment Company	1,000,000	0.1
Cash and Other	106,277,536	10.3

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,143.70	$5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.73	5.11
Class IB
Actual	1,000.00	1,143.60	5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.73	5.11
Class K
Actual	1,000.00	1,144.80	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.97	3.86

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.02%, 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.2%)
Abacus Property Group (REIT)	18,498	$33,277
AGL Energy Ltd.	21,601	156,211
Allkem Ltd.*	25,458	275,044
ALS Ltd.	17,697	132,157
Altium Ltd.	5,568	137,847
Alumina Ltd.	108,299	100,574
AMP Ltd.	136,369	103,084
Ampol Ltd.	10,309	206,774
Ansell Ltd.	5,830	104,276
ANZ Group Holdings Ltd.	122,122	1,936,528
APA Group	54,107	350,040
ARB Corp. Ltd.	3,357	64,573
Aristocrat Leisure Ltd.	27,519	712,590
ASX Ltd.	7,978	336,056
Atlas Arteria Ltd.	59,691	247,689
AUB Group Ltd.	4,347	85,647
Aurizon Holdings Ltd.	71,230	186,550
Bank of Queensland Ltd. (x)	21,396	78,673
Bapcor Ltd.	12,735	50,721
Beach Energy Ltd.	52,506	47,470
Bega Cheese Ltd.	10,108	19,279
Bellevue Gold Ltd.*	38,882	33,218
Bendigo & Adelaide Bank Ltd.	22,932	131,965
BHP Group Ltd. (ASE Stock Exchange)	81,335	2,426,794
BHP Group Ltd. (London Stock Exchange)	135,709	4,030,742
Blackmores Ltd.	597	37,569
BlueScope Steel Ltd.	19,096	263,448
Boral Ltd.*	21,116	56,914
BrainChip Holdings Ltd. (x)*	48,090	11,780
Brambles Ltd.	60,053	577,997
Breville Group Ltd.	5,221	69,944
Brickworks Ltd.	3,128	55,762
BWP Trust (REIT)	31,654	76,650
Capricorn Metals Ltd.*	10,990	29,913
carsales.com Ltd.	19,834	316,620
Centuria Capital Group (REIT) (x)	28,828	31,968
Chalice Mining Ltd. (x)*	16,407	68,832
Challenger Ltd.	24,631	106,976
Champion Iron Ltd. (x)	15,522	63,463
Charter Hall Group (REIT)	20,235	144,924
Charter Hall Long Wale REIT (REIT)	29,555	79,123
Charter Hall Retail REIT (REIT)	19,075	45,936
Charter Hall Social Infrastructure REIT (REIT)	15,900	31,285
Cleanaway Waste Management Ltd.	115,605	200,086
Cochlear Ltd.	2,831	433,193
Coles Group Ltd.	59,140	726,861
Collins Foods Ltd.	5,548	36,599
Commonwealth Bank of Australia	72,301	4,848,126
Computershare Ltd.	24,812	388,471
Core Lithium Ltd. (x)*	101,574	61,543
Coronado Global Resources, Inc. (CRDI) (m)	32,910	33,896
Corporate Travel Management Ltd.	4,838	58,074
Costa Group Holdings Ltd.	14,083	25,675
Credit Corp. Group Ltd.	2,888	38,396
Cromwell Property Group (REIT)	78,193	28,033
CSR Ltd.	28,276	98,325
De Grey Mining Ltd.*	40,194	36,304
Deterra Royalties Ltd.	22,492	69,302
Dexus (REIT)	46,739	243,253
Domain Holdings Australia Ltd. (x)	15,333	39,140
Domino’s Pizza Enterprises Ltd.	2,970	91,913
Downer EDI Ltd.	25,221	69,437
Eagers Automotive Ltd.	9,018	81,651
Elders Ltd.	5,260	23,195
Endeavour Group Ltd.	53,755	226,428
Evolution Mining Ltd.	91,228	197,858
Flight Centre Travel Group Ltd. (x)*	7,568	96,444
Flutter Entertainment plc (Dublin Stock Exchange)*	14,490	2,916,331
Flutter Entertainment plc (London Stock Exchange)*	9,496	1,907,327
Fortescue Metals Group Ltd.	69,327	1,032,487
Glencore plc	1,771,089	10,046,574
Gold Road Resources Ltd.	41,019	40,955
Goodman Group (REIT)	79,218	1,061,172
GPT Group (The) (REIT)	86,511	239,088
GrainCorp Ltd., Class A (x)	8,036	42,119
Growthpoint Properties Australia Ltd. (REIT)	24,210	45,062
GUD Holdings Ltd.	5,659	33,507
Harvey Norman Holdings Ltd.	29,571	68,890
Healius Ltd.	32,938	70,038
HomeCo Daily Needs REIT (REIT) (m)	75,836	59,678
HUB24 Ltd.	4,746	80,964
IDP Education Ltd. (x)	8,870	131,160
IGO Ltd.	27,681	282,529
Iluka Resources Ltd.	18,566	138,485
Imugene Ltd.*	177,186	10,802
Incitec Pivot Ltd.	80,263	147,423
Ingenia Communities Group (REIT)	12,768	33,901
Inghams Group Ltd.	24,674	43,295
Insignia Financial Ltd.	24,263	45,896
Insurance Australia Group Ltd.	96,002	365,762
InvoCare Ltd.	6,750	56,742
IPH Ltd.	8,971	46,928
IRESS Ltd.	7,655	52,588
JB Hi-Fi Ltd.	5,712	167,027
Johns Lyng Group Ltd. (x)	7,025	25,035
Karoon Energy Ltd.*	28,887	38,204
Kelsian Group Ltd.	6,435	31,315
Lake Resources NL (x)*	49,799	10,070
Lendlease Corp. Ltd.	34,175	176,837
Lifestyle Communities Ltd.	3,641	38,365
Link Administration Holdings Ltd.	24,953	27,950
Liontown Resources Ltd.*	87,574	166,615
Lottery Corp. Ltd. (The)	101,773	349,062
Lovisa Holdings Ltd.	4,135	53,511
Lynas Rare Earths Ltd.*	38,711	178,238
Macquarie Group Ltd.	15,370	1,831,569
Magellan Financial Group Ltd.	4,295	27,396
Medibank Pvt Ltd.	120,270	283,027
Megaport Ltd. (x)*	4,690	22,804
Metcash Ltd.	45,279	113,799
Mineral Resources Ltd.	6,913	332,078
Mirvac Group (REIT)	183,765	277,836
Nanosonics Ltd. (x)*	15,681	49,921
National Australia Bank Ltd.	132,096	2,331,595
National Storage REIT (REIT)	69,383	108,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
New Hope Corp. Ltd.	19,950	$65,001
Newcrest Mining Ltd.	39,413	704,192
NEXTDC Ltd.*	25,937	218,759
nib holdings Ltd.	17,468	98,598
Nine Entertainment Co. Holdings Ltd.	98,743	130,164
Northern Star Resources Ltd.	49,719	403,622
Nufarm Ltd.	16,854	57,592
Orica Ltd.	77,202	765,682
Origin Energy Ltd.	72,463	405,072
Orora Ltd.	29,395	64,866
Paladin Energy Ltd.*	106,878	52,517
Perpetual Ltd.	4,518	78,626
PEXA Group Ltd.*	6,802	62,179
Pilbara Minerals Ltd.	108,610	358,169
Pinnacle Investment Management Group Ltd.	6,284	42,138
PolyNovo Ltd. (x)*	29,660	30,727
Premier Investments Ltd.	5,965	81,057
Pro Medicus Ltd.	2,640	116,260
Qantas Airways Ltd.*	74,370	308,387
QBE Insurance Group Ltd.	61,979	652,303
Qube Holdings Ltd.	80,825	154,152
Ramsay Health Care Ltd.	7,806	293,635
REA Group Ltd.	2,298	220,140
Reece Ltd.	9,903	123,432
Region RE Ltd. (REIT)	46,044	69,719
Regis Resources Ltd.	33,584	41,438
Rio Tinto Ltd.	16,265	1,251,729
Rio Tinto plc	70,429	4,474,322
Sandfire Resources Ltd.*	16,154	64,045
Santos Ltd.	136,137	685,679
Sayona Mining Ltd.*	507,865	59,844
Scentre Group (REIT)	184,772	326,349
SEEK Ltd.	16,587	240,661
Seven Group Holdings Ltd.	6,490	107,089
Silver Lake Resources Ltd.*	41,904	27,253
Sonic Healthcare Ltd.	20,445	486,297
South32 Ltd.	185,282	467,283
Star Entertainment Group Ltd. (The)*	61,139	47,266
Steadfast Group Ltd.	52,572	210,702
Stockland (REIT)	97,057	261,753
Suncorp Group Ltd.	52,504	473,647
Super Retail Group Ltd.	5,904	45,204
Tabcorp Holdings Ltd.	82,114	61,017
Technology One Ltd.	11,605	121,738
Telix Pharmaceuticals Ltd.*	10,024	75,218
Telstra Group Ltd.	501,115	1,438,280
TPG Telecom Ltd.	22,358	72,763
Transurban Group	130,183	1,240,019
Treasury Wine Estates Ltd.	29,580	222,252
United Malt Group Ltd.*	10,251	30,079
Vicinity Ltd. (REIT)	168,889	207,613
Viva Energy Group Ltd. (m)	26,781	53,956
Washington H Soul Pattinson & Co. Ltd.	9,794	207,629
Waypoint REIT Ltd. (REIT)	35,784	61,887
Webjet Ltd.*	12,238	56,601
Wesfarmers Ltd.	47,857	1,578,204
Westpac Banking Corp.	146,481	2,089,578
Whitehaven Coal Ltd.	38,105	171,186
WiseTech Global Ltd.	7,172	384,226
Woodside Energy Group Ltd. (ASE Stock Exchange)	55,592	1,287,442
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	566,000
Woolworths Group Ltd.	51,127	1,356,574
Worley Ltd.	17,400	184,097

		74,143,622

Austria (0.1%)
Mondi plc	31,165	475,832

Belgium (0.9%)
Anheuser-Busch InBev SA/NV	154,524	8,751,651

Burkina Faso (0.0%)†
Endeavour Mining plc	10,918	262,540

Canada (0.6%)
Open Text Corp.	126,352	5,255,328
Restaurant Brands International, Inc.	9,302	721,091

		5,976,419

Chile (0.0%)†
Antofagasta plc	21,789	406,058

China (1.7%)
Alibaba Group Holding Ltd.*	587,900	6,114,199
Prosus NV*	139,553	10,212,209
Vipshop Holdings Ltd. (ADR)*	97,120	1,602,480

		17,928,888

Denmark (0.3%)
DSV A/S	15,400	3,240,961

Finland (0.4%)
Nokia OYJ	386,056	1,620,093
Nordea Bank Abp	267,922	2,923,604

		4,543,697

France (13.2%)
Accor SA	159,597	5,934,708
Air Liquide SA	38,140	6,837,816
Airbus SE	42,544	6,149,961
AXA SA	141,119	4,169,153
BNP Paribas SA	236,917	14,965,896
Capgemini SE	30,900	5,853,733
Danone SA	109,014	6,680,031
Edenred	41,500	2,778,878
EssilorLuxottica SA	21,803	4,126,170
Hermes International	2,552	5,551,740
Kering SA	16,659	9,226,380
L’Oreal SA	17,511	8,171,988
LVMH Moet Hennessy Louis Vuitton SE	18,730	17,675,980
Pernod Ricard SA	14,558	3,216,434
Publicis Groupe SA	50,905	3,971,048
Safran SA	27,454	4,313,343
TotalEnergies SE	180,729	10,358,023
Valeo	227,981	4,891,855
Vinci SA	42,353	4,922,575
Worldline SA (m)*	182,400	6,675,816

		136,471,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (14.5%)
adidas AG	37,797	$7,330,914
Allianz SE (Registered)	59,988	13,953,745
BASF SE	64,974	3,154,653
Bayer AG (Registered)	214,230	11,843,912
Bayerische Motoren Werke AG	80,188	9,848,396
Brenntag SE	35,200	2,742,414
Continental AG	96,820	7,296,771
Daimler Truck Holding AG	184,200	6,632,040
Deutsche Boerse AG	13,795	2,547,720
Deutsche Post AG (Registered)	71,481	3,490,590
Deutsche Telekom AG (Registered)	249,793	5,444,723
Fresenius Medical Care AG & Co. KGaA	144,800	6,915,442
Fresenius SE & Co. KGaA	253,900	7,027,961
Henkel AG & Co. KGaA	51,730	3,640,940
Infineon Technologies AG	95,150	3,924,035
Mercedes-Benz Group AG	175,581	14,131,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,080	3,779,861
SAP SE	117,758	16,079,136
Siemens AG (Registered)	84,804	14,115,497
thyssenkrupp AG	321,000	2,510,248
Volkswagen AG (Preference)(q)	14,749	1,978,246
Vonovia SE	49,434	965,174

		149,353,450

Hong Kong (0.8%)
Prudential plc	598,222	8,436,334

India (0.3%)
Axis Bank Ltd.	218,800	2,640,397

Indonesia (0.0%)†
Bank Mandiri Persero Tbk. PT	1,034,400	362,195
Nickel Industries Ltd.	38,546	22,953

		385,148

Ireland (1.1%)
CRH plc (Irish Stock Exchange)	94,081	5,212,598
CRH plc (London Stock Exchange)	7,217	398,613
Ryanair Holdings plc (ADR)*	51,200	5,662,720
Smurfit Kappa Group plc	14,493	484,578

		11,758,509

Italy (2.1%)
Coca-Cola HBC AG	12,709	378,680
Enel SpA	557,951	3,758,520
Eni SpA	165,456	2,385,790
Intesa Sanpaolo SpA (Gettex Stock Exchange)	56,000	145,919
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	4,343,756	11,416,751
UniCredit SpA	140,400	3,274,153

		21,359,813

Japan (15.9%)
&Do Holdings Co. Ltd. (x)	3,300	27,091
77 Bank Ltd. (The)	200	3,583
A&A Material Corp.	200	1,509
A&D HOLON Holdings Co. Ltd.	1,200	14,991
ABC-Mart, Inc.	800	43,345
Achilles Corp.	1,000	10,043
Acom Co. Ltd.	1,400	3,403
Adastria Co. Ltd.	760	16,226
ADEKA Corp.	3,100	59,307
Advan Group Co. Ltd.	1,400	9,023
Advance Create Co. Ltd.	4,000	33,710
Advanex, Inc.	200	1,380
Advantest Corp.	5,300	710,013
Adways, Inc.	1,700	7,893
Aeon Co. Ltd.	24,799	507,641
Aeon Delight Co. Ltd.	1,400	29,896
Aeon Fantasy Co. Ltd.	400	8,892
AEON Financial Service Co. Ltd.	4,900	43,849
Aeon Hokkaido Corp.	900	5,448
Aeon Mall Co. Ltd.	3,160	40,924
AGC, Inc. (x)	6,100	219,542
Agora Hospitality Group Co. Ltd.*	5,000	874
Ai Holdings Corp.	2,100	33,906
Aica Kogyo Co. Ltd.	2,100	46,228
Aichi Corp.	2,100	12,780
Aichi Financial Group, Inc.	1,832	29,734
Aichi Steel Corp.	600	12,782
Aichi Tokei Denki Co. Ltd.	300	3,153
Aida Engineering Ltd.	3,300	21,632
Aiful Corp.	18,700	43,645
Aigan Co. Ltd.*	900	1,169
Ain Holdings, Inc.	1,000	35,226
Aiphone Co. Ltd.	800	13,420
Air Water, Inc.	3,600	50,032
Airport Facilities Co. Ltd.	1,200	4,588
Airtech Japan Ltd.	3,700	31,006
Airtrip Corp.	1,200	23,408
Aisan Industry Co. Ltd.	1,500	12,272
Aisin Corp.	4,248	131,310
Ajinomoto Co., Inc.	16,800	668,903
Akebono Brake Industry Co. Ltd.*	5,700	5,595
Akita Bank Ltd. (The)	800	9,336
Alconix Corp.	800	7,653
Alfresa Holdings Corp.	8,000	119,801
Alleanza Holdings Co. Ltd.	111	766
Alpen Co. Ltd. (x)	700	9,617
Alpha Corp.	300	2,686
Alpha Systems, Inc.	360	8,795
Alps Alpine Co. Ltd.	6,032	52,627
Altech Co. Ltd.	500	954
Altech Corp.	1,100	22,887
Amada Co. Ltd.	5,300	52,343
Amano Corp.	1,800	38,023
Amuse, Inc.	600	7,538
ANA Holdings, Inc.*	17,900	427,073
Anest Iwata Corp.	2,000	16,504
Anicom Holdings, Inc.	6,400	28,024
Anritsu Corp.	5,000	42,422
AOKI Holdings, Inc.	2,200	13,458
Aoyama Trading Co. Ltd.	1,600	14,730
Aozora Bank Ltd. (x)	2,100	39,210
Arakawa Chemical Industries Ltd.	1,000	6,947
Araya Industrial Co. Ltd.	200	3,277
Arclands Corp.	1,400	15,320
Arcs Co. Ltd.	1,500	25,673
ARE Holdings, Inc.	6,100	82,359
Argo Graphics, Inc.	800	21,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ariake Japan Co. Ltd.	800	$29,543
Arisawa Manufacturing Co. Ltd.	2,000	15,457
Artner Co. Ltd.	1,500	18,752
Aruhi Corp.	2,100	14,448
As One Corp.	1,500	59,475
Asahi Co. Ltd.	500	4,517
Asahi Diamond Industrial Co. Ltd.	4,000	24,210
Asahi Group Holdings Ltd.	15,100	585,321
Asahi Intecc Co. Ltd.	8,100	159,264
Asahi Kasei Corp.	46,200	313,608
Asahi Kogyosha Co. Ltd.	400	6,786
Asahi Net, Inc.	1,000	4,425
ASAHI YUKIZAI Corp.	800	24,417
Asanuma Corp.	800	18,180
Ashimori Industry Co. Ltd.	300	4,136
Asics Corp.	5,500	170,188
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	10,046
ASKUL Corp.	1,800	25,128
Astellas Pharma, Inc.	65,300	973,066
Astena Holdings Co. Ltd.	1,000	3,108
Atsugi Co. Ltd.*	1,100	3,217
Autobacs Seven Co. Ltd.	100	1,064
Avantia Co. Ltd.	1,000	6,036
Avex, Inc.	2,300	24,169
Awa Bank Ltd. (The)	2,000	27,761
Axell Corp.	400	4,583
Axial Retailing, Inc.	700	17,635
Azbil Corp.	4,600	145,561
AZ-COM MARUWA Holdings, Inc.	2,000	26,936
Azuma Shipping Co. Ltd.	600	1,207
Bandai Namco Holdings, Inc.	19,800	458,160
Bando Chemical Industries Ltd.	2,000	20,126
Bank of Iwate Ltd. (The)	800	11,461
Bank of Kyoto Ltd. (The)	1,700	85,400
Bank of Nagoya Ltd. (The)	1,099	25,434
Bank of Saga Ltd. (The)	700	8,115
Bank of the Ryukyus Ltd.	2,500	15,958
BayCurrent Consulting, Inc.	5,900	221,660
Beenos, Inc.	1,700	23,686
Belc Co. Ltd.	600	26,762
Belluna Co. Ltd.	3,000	14,844
Benefit One, Inc.	3,700	37,921
Bic Camera, Inc. (x)	3,000	22,284
BIPROGY, Inc.	2,100	51,691
BML, Inc.	1,400	28,212
Bookoff Group Holdings Ltd.	700	6,008
BP Castrol KK	500	3,052
Bridgestone Corp. (x)	22,000	903,988
Brother Industries Ltd.	10,200	149,576
Bunka Shutter Co. Ltd.	3,000	23,153
CAC Holdings Corp.	700	8,354
Calbee, Inc.	2,900	54,935
Can Do Co. Ltd.	1,000	17,205
Canare Electric Co. Ltd.	100	956
Canon Electronics, Inc.	1,100	15,481
Canon Marketing Japan, Inc.	2,300	57,335
Canon, Inc. (x)	34,800	918,303
Capcom Co. Ltd.	6,700	265,541
Carlit Holdings Co. Ltd.	1,000	5,777
Casio Computer Co. Ltd.	5,700	46,290
Cawachi Ltd.	800	12,216
CDG Co. Ltd. (x)	3,800	37,104
Central Glass Co. Ltd.	1,100	23,671
Central Japan Railway Co.	4,400	551,788
Central Security Patrols Co. Ltd.	500	9,822
Central Sports Co. Ltd.	400	6,663
Change Holdings, Inc.	3,200	50,822
Chiba Bank Ltd. (The)	19,800	120,124
Chiba Kogyo Bank Ltd. (The)	2,300	10,055
Chilled & Frozen Logistics Holdings Co. Ltd.	400	3,519
Chino Corp.	400	6,877
Chiyoda Co. Ltd.	1,600	9,926
Chiyoda Integre Co. Ltd.	400	6,706
Chofu Seisakusho Co. Ltd.	1,200	20,879
Chori Co. Ltd.	800	16,519
Chubu Electric Power Co., Inc.	24,300	296,755
Chubu Shiryo Co. Ltd.	1,200	8,814
Chudenko Corp.	700	11,212
Chuetsu Pulp & Paper Co. Ltd.	400	3,765
Chugai Pharmaceutical Co. Ltd.	21,900	622,837
Chugai Ro Co. Ltd.	400	5,783
Chugin Financial Group, Inc.	4,800	28,992
Chugoku Electric Power Co., Inc. (The)*	9,800	66,131
Chugoku Marine Paints Ltd.	3,000	25,360
Chuo Spring Co. Ltd.	400	1,952
CI Takiron Corp.	3,000	12,003
Citizen Watch Co. Ltd.	2,700	16,304
CKD Corp.	1,400	23,003
Cleanup Corp.	1,200	6,176
CMIC Holdings Co. Ltd.	400	5,376
CMK Corp.	2,400	9,321
Coca-Cola Bottlers Japan Holdings, Inc.	273	2,896
COLOPL, Inc.	1,700	7,696
Colowide Co. Ltd.	4,200	59,536
Computer Engineering & Consulting Ltd.	1,600	20,106
Computer Institute of Japan Ltd.	2,880	12,398
COMSYS Holdings Corp.	3,814	75,422
Concordia Financial Group Ltd.	34,446	135,756
Core Corp.	400	4,905
Corona Corp., Class A	500	3,146
Cosel Co. Ltd.	1,800	15,691
Cosmo Energy Holdings Co. Ltd.	2,200	60,199
Cosmos Pharmaceutical Corp.	900	91,090
Create Medic Co. Ltd.	300	1,872
Create Restaurants Holdings, Inc.	3,900	26,480
Create SD Holdings Co. Ltd.	100	2,468
Credit Saison Co. Ltd.	4,700	72,367
Cresco Ltd.	600	8,832
CTI Engineering Co. Ltd.	700	17,922
CyberAgent, Inc.	18,400	134,379
Cybernet Systems Co. Ltd.	1,000	5,843
Cybozu, Inc.	2,000	32,709
Dai Nippon Printing Co. Ltd.	8,000	226,822
Dai Nippon Toryo Co. Ltd.	1,400	8,955
Daicel Corp.	8,200	73,583
Dai-Dan Co. Ltd.	500	9,494
Daido Kogyo Co. Ltd.	400	2,062
Daido Metal Co. Ltd.	1,000	3,423
Daido Steel Co. Ltd.	1,200	50,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Daidoh Ltd.	1,600	$3,131
Daifuku Co. Ltd.	10,500	214,998
Daihen Corp.	1,200	46,491
Daiho Corp.	800	21,570
Daiichi Jitsugyo Co. Ltd.	400	15,803
Dai-ichi Life Holdings, Inc.	31,700	608,081
Daiichi Sankyo Co. Ltd.	59,600	1,890,000
Daiichikosho Co. Ltd.	1,800	31,752
Daiken Corp.	1,000	15,957
Daiken Medical Co. Ltd.	400	1,458
Daiki Aluminium Industry Co. Ltd.	2,000	19,469
Daikin Industries Ltd.	8,300	1,694,235
Daikoku Denki Co. Ltd.	500	13,727
Dainichi Co. Ltd.	600	3,017
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	11,679
Daio Paper Corp.	2,800	22,058
Daiseki Co. Ltd.	2,279	64,286
Daishi Hokuetsu Financial Group, Inc.	1,050	22,812
Daisue Construction Co. Ltd.	400	3,807
Daisyo Corp.*	600	4,802
Daito Bank Ltd. (The)	700	3,065
Daito Trust Construction Co. Ltd.	2,600	263,812
Daitobo Co. Ltd.	1,000	653
Daitron Co. Ltd.	500	10,580
Daiwa House Industry Co. Ltd.	19,900	525,947
Daiwa Industries Ltd.	1,000	9,650
Daiwa Securities Group, Inc.	51,000	263,884
Daiwabo Holdings Co. Ltd.	3,050	59,124
Danto Holdings Corp. (x)*	1,000	5,212
DCM Holdings Co. Ltd.	5,800	49,211
Dear Life Co. Ltd.	6,800	38,498
DeNA Co. Ltd.	4,000	52,077
Denka Co. Ltd.	2,600	49,150
Denso Corp.	14,700	991,020
Dentsu Group, Inc. (x)	6,700	219,761
Denyo Co. Ltd.	1,100	15,795
Descente Ltd.	1,700	48,665
Dexerials Corp.	1,500	32,942
DIC Corp. (x)	2,699	49,161
Digital Arts, Inc.	400	16,269
Digital Garage, Inc.	1,700	45,514
Dijet Industrial Co. Ltd.	100	610
dip Corp.	1,200	29,989
Disco Corp.	3,200	506,255
DKK Co. Ltd.	600	9,263
DKS Co. Ltd.	400	4,918
DMG Mori Co. Ltd. (x)	3,900	68,087
Doshisha Co. Ltd.	1,000	16,131
Doutor Nichires Holdings Co. Ltd.	2,100	30,746
Dowa Holdings Co. Ltd.	1,800	57,103
DTS Corp.	2,200	51,989
Duskin Co. Ltd.	100	2,235
DyDo Group Holdings, Inc.	500	17,503
Dynic Corp.	400	2,041
Eagle Industry Co. Ltd.	1,000	12,204
Earth Corp.	100	3,523
East Japan Railway Co.	10,800	598,920
Ebara Corp.	3,400	163,282
Ebara Jitsugyo Co. Ltd.	600	12,651
Echo Trading Co. Ltd.	300	1,645
Econach Holdings Co. Ltd.*	1,500	1,011
Eco’s Co. Ltd.	400	5,296
eGuarantee, Inc.	1,600	21,374
Ehime Bank Ltd. (The)	1,400	7,864
Eiken Chemical Co. Ltd.	2,000	21,436
Eisai Co. Ltd.	8,400	566,088
Eizo Corp.	1,000	33,008
Elecom Co. Ltd.	1,400	14,120
Electric Power Development Co. Ltd.	5,600	82,314
Elematec Corp.	1,800	22,917
ENEOS Holdings, Inc.	94,750	324,643
en-Japan, Inc.	1,100	19,060
Enplas Corp.	600	24,460
Enshu Ltd.	200	1,064
eRex Co. Ltd.	1,900	14,969
ES-Con Japan Ltd.	5,800	33,278
Escrow Agent Japan, Inc.	27,600	27,771
Eslead Corp.	500	9,034
ESPEC Corp.	1,200	19,115
euglena Co. Ltd. (x)*	8,500	52,785
Exedy Corp.	1,500	25,319
EXEO Group, Inc.	3,058	61,515
Ezaki Glico Co. Ltd. (x)	900	23,562
Faith, Inc.	400	1,432
FALCO HOLDINGS Co. Ltd.	600	7,896
Fancl Corp.	4,500	75,039
FANUC Corp.	32,400	1,139,197
Fast Retailing Co. Ltd.	3,300	847,186
FCC Co. Ltd.	1,800	23,483
Feed One Co. Ltd.	1,504	7,543
Felissimo Corp.	300	2,159
FIDEA Holdings Co. Ltd.	700	6,689
Financial Partners Group Co. Ltd.	1,800	15,969
FINDEX, Inc.	7,900	35,587
First Baking Co. Ltd.*	100	270
Food & Life Cos. Ltd.	3,200	62,514
Foster Electric Co. Ltd.	1,100	7,178
FP Corp.	800	16,301
France Bed Holdings Co. Ltd.	1,600	12,865
F-Tech, Inc.	400	2,605
Fudo Tetra Corp.	980	12,495
Fuji Co. Ltd. (x)	1,300	16,443
Fuji Corp.	1,700	30,168
Fuji Corp. Ltd.	1,200	5,647
Fuji Electric Co. Ltd.	4,200	185,079
Fuji Kosan Co. Ltd.	400	4,500
Fuji Kyuko Co. Ltd.	1,500	57,682
Fuji Media Holdings, Inc.	7,700	80,904
Fuji Oil Co. Ltd.	3,300	6,275
Fuji Oil Holdings, Inc.	1,600	22,157
Fuji Seal International, Inc.	2,400	25,421
Fuji Soft, Inc. (x)	3,200	102,866
Fujibo Holdings, Inc.	500	11,078
Fujicco Co. Ltd.	1,000	13,087
FUJIFILM Holdings Corp.	12,370	734,665
Fujikura Composites, Inc.	800	5,463
Fujikura Kasei Co. Ltd.	1,600	5,110
Fujikura Ltd.	8,400	70,583
Fujimi, Inc.	1,800	44,476
Fujimori Kogyo Co. Ltd.	900	22,475
Fujita Kanko, Inc.*	300	7,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fujitec Co. Ltd.	3,000	$76,873
Fujitsu General Ltd.	2,000	43,577
Fujitsu Ltd.	33,400	4,306,161
Fujiya Co. Ltd.	700	12,003
FuKoKu Co. Ltd.	500	4,869
Fukuda Corp.	200	6,763
Fukui Bank Ltd. (The)	1,000	10,064
Fukui Computer Holdings, Inc.	400	7,773
Fukuoka Financial Group, Inc.	4,784	98,750
Fukushima Bank Ltd. (The)	1,500	2,230
Fukushima Galilei Co. Ltd.	600	22,434
Fukuyama Transporting Co. Ltd.	400	11,162
FULLCAST Holdings Co. Ltd.	1,000	15,255
Funai Soken Holdings, Inc.	2,340	41,556
Furukawa Co. Ltd.	2,100	22,885
Furukawa Electric Co. Ltd.	2,300	40,746
Fuso Pharmaceutical Industries Ltd.	400	5,573
Futaba Corp.	2,100	7,034
Futaba Industrial Co. Ltd.	3,500	12,903
Future Corp. (x)	2,000	23,843
Fuyo General Lease Co. Ltd.	600	46,215
G-7 Holdings, Inc.	1,200	10,972
Gakken Holdings Co. Ltd.	2,000	12,027
Gakujo Co. Ltd.	400	5,247
Gecoss Corp.	800	4,866
Genki Sushi Co. Ltd.	300	7,019
Geo Holdings Corp.	2,000	25,507
giftee, Inc.*	1,900	24,756
GLOBERIDE, Inc.	1,000	15,781
Glory Ltd.	200	4,023
GMO internet group, Inc.	3,400	65,202
GMO Payment Gateway, Inc.	1,500	117,105
Godo Steel Ltd.	700	17,890
Goldcrest Co. Ltd.	1,100	13,737
Goldwin, Inc.	800	68,178
Gourmet Kineya Co. Ltd. (x)*	4,200	30,530
Gree, Inc.	5,100	22,668
GS Yuasa Corp.	2,800	55,000
GSI Creos Corp.	600	8,554
Gun-Ei Chemical Industry Co. Ltd.	300	6,040
GungHo Online Entertainment, Inc.	800	15,732
Gunma Bank Ltd. (The)	14,200	52,470
Gunze Ltd.	800	24,712
Gurunavi, Inc.*	2,000	4,866
H.U. Group Holdings, Inc.	2,600	49,711
H2O Retailing Corp.	4,760	48,575
Hachijuni Bank Ltd. (The)	11,016	48,051
Hakudo Co. Ltd.	400	6,521
Hakuhodo DY Holdings, Inc.	10,600	111,917
Hakuto Co. Ltd.	700	27,158
Hakuyosha Co. Ltd.	100	1,884
Hamakyorex Co. Ltd.	600	16,017
Hamamatsu Photonics KK	5,200	255,267
Hankyu Hanshin Holdings, Inc.	8,400	278,228
Hanwa Co. Ltd.	2,200	69,583
Happinet Corp.	600	9,257
Hard Off Corp. Co. Ltd.	500	5,005
Harima Chemicals Group, Inc.	1,100	6,730
Haruyama Holdings, Inc. (x)	500	1,764
Haseko Corp.	5,100	62,963
Hayashikane Sangyo Co. Ltd.	400	1,363
Hazama Ando Corp. (x)	7,520	56,203
Heiwa Corp.	1,820	31,698
Heiwa Real Estate Co. Ltd.	1,800	47,608
Helios Techno Holding Co. Ltd. (x)	1,100	9,106
Hibiya Engineering Ltd.	1,800	27,694
Hiday Hidaka Corp.	1,640	26,778
Hikari Tsushin, Inc.	1,000	143,716
Hino Motors Ltd.*	3,500	14,714
Hirakawa Hewtech Corp.	400	4,431
Hirogin Holdings, Inc.	10,000	57,010
Hirose Electric Co. Ltd.	1,023	136,160
HIS Co. Ltd. (x)*	3,100	43,949
Hisaka Works Ltd.	1,000	6,362
Hisamitsu Pharmaceutical Co., Inc.	1,900	49,862
Hitachi Construction Machinery Co. Ltd.	2,700	76,054
Hitachi Ltd.	33,228	2,056,534
Hitachi Zosen Corp.	5,100	33,853
Hochiki Corp.	1,000	12,471
Hodogaya Chemical Co. Ltd.	200	4,805
Hokkaido Electric Power Co., Inc.*	7,100	29,248
Hokkaido Gas Co. Ltd.	400	6,547
Hokkan Holdings Ltd.	600	5,778
Hokko Chemical Industry Co. Ltd.	1,000	7,034
Hokkoku Financial Holdings, Inc.	500	14,490
Hokuetsu Corp. (x)	2,300	13,900
Hokuhoku Financial Group, Inc.	2,900	23,322
Hokuriku Electric Industry Co. Ltd.	400	3,472
Hokuriku Electric Power Co.*	7,800	42,051
Hokushin Co. Ltd.	800	818
Hokuto Corp.	1,400	17,816
Honda Motor Co. Ltd.	53,500	1,616,159
Honeys Holdings Co. Ltd.	1,080	13,286
Hoosiers Holdings Co. Ltd.	2,000	13,939
Horiba Ltd.	1,400	80,428
Hoshizaki Corp.	4,000	143,843
Hosiden Corp.	3,000	37,664
Hosokawa Micron Corp.	800	19,542
House Foods Group, Inc.	1,400	31,192
House of Rose Co. Ltd.	2,700	30,302
Howa Machinery Ltd.	600	3,384
Hoya Corp.	14,200	1,693,909
Hulic Co. Ltd. (x)	14,800	127,015
Hurxley Corp.	600	2,659
Hyakugo Bank Ltd. (The)	11,000	32,154
Hyakujushi Bank Ltd. (The)	1,400	18,114
HYPER, Inc.	8,200	25,300
Ibiden Co. Ltd.	3,700	209,813
Ichibanya Co. Ltd.	800	30,275
Ichigo, Inc.	10,100	19,403
Ichiken Co. Ltd.	200	2,718
Ichikoh Industries Ltd.	2,000	7,608
Ichinen Holdings Co. Ltd.	1,300	12,245
Ichiyoshi Securities Co. Ltd.	2,700	11,377
Icom, Inc.	600	12,120
Idec Corp.	1,400	32,334
Idemitsu Kosan Co. Ltd.	4,842	97,200
IDOM, Inc.	3,300	20,166
IHI Corp.	4,600	124,755
Iida Group Holdings Co. Ltd.	5,976	101,134
Iino Kaiun Kaisha Ltd.	500	2,959
Ikegami Tsushinki Co. Ltd.	300	1,369
Imasen Electric Industrial	800	3,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Impress Holdings, Inc.	1,000	$1,679
Inaba Denki Sangyo Co. Ltd.	200	4,569
Inaba Seisakusho Co. Ltd.	600	6,827
Inageya Co. Ltd. (x)	1,000	10,384
Ines Corp.	1,600	16,728
I-Net Corp.	550	6,311
Infocom Corp.	1,100	17,422
Infomart Corp.	6,800	15,593
Information Services International-Dentsu Ltd.	1,400	49,245
INFRONEER Holdings, Inc.	8,912	83,822
Inpex Corp. (x)	36,300	404,822
Intage Holdings, Inc. (x)	1,200	13,703
Internet Initiative Japan, Inc.	4,600	86,135
Inui Global Logistics Co. Ltd.	490	4,447
I’rom Group Co. Ltd.	300	4,104
Iseki & Co. Ltd.	1,300	11,327
Isetan Mitsukoshi Holdings Ltd.	10,500	107,003
Ishihara Sangyo Kaisha Ltd.	2,100	19,207
Ishii Iron Works Co. Ltd.	100	1,720
Ishikawa Seisakusho Ltd.*	200	1,910
Ishizuka Glass Co. Ltd.	100	1,119
Isuzu Motors Ltd.	23,400	284,894
Itfor, Inc.	1,300	9,674
Ito En Ltd.	2,100	57,943
ITOCHU Corp. (x)	43,200	1,717,990
Itochu Enex Co. Ltd.	2,700	23,833
Itochu Techno-Solutions Corp.	3,000	75,913
Itochu-Shokuhin Co. Ltd.	300	10,811
Itoham Yonekyu Holdings, Inc.	70	352
Itoki Corp.	2,600	18,117
IwaiCosmo Holdings, Inc.	1,100	11,000
Iwatani Corp.	1,400	74,056
Iwatsu Electric Co. Ltd.*	500	2,868
Iyogin Holdings, Inc.	9,100	51,363
Izumi Co. Ltd.	1,700	40,567
Izutsuya Co. Ltd.	600	1,469
J Front Retailing Co. Ltd.	9,500	91,348
Jaccs Co. Ltd.	700	24,531
JAFCO Group Co. Ltd.	2,200	28,262
JANOME Corp.	1,200	5,148
Japan Airlines Co. Ltd.	15,200	330,197
Japan Airport Terminal Co. Ltd.	2,100	95,059
Japan Asia Investment Co. Ltd.*	800	1,332
Japan Aviation Electronics Industry Ltd.	2,000	41,897
Japan Cash Machine Co. Ltd.	1,100	9,050
Japan Communications, Inc.*	1,100	1,854
Japan Display, Inc. (x)*	17,300	4,701
Japan Electronic Materials Corp.	500	5,862
Japan Elevator Service Holdings Co. Ltd.	4,500	59,131
Japan Exchange Group, Inc.	19,300	337,631
Japan Foods Co. Ltd.	100	756
Japan Foundation Engineering Co. Ltd.	1,700	6,015
Japan Lifeline Co. Ltd.	1,800	12,924
Japan Material Co. Ltd.	1,900	31,767
Japan Medical Dynamic Marketing, Inc.	1,000	7,084
Japan Oil Transportation Co. Ltd.	100	1,982
Japan Petroleum Exploration Co. Ltd.	600	17,980
Japan Post Bank Co. Ltd.	14,400	112,820
Japan Post Holdings Co. Ltd.	83,100	597,535
Japan Post Insurance Co. Ltd.	8,300	124,788
Japan Property Management Center Co. Ltd.	4,100	31,213
Japan Pulp & Paper Co. Ltd.	600	20,327
Japan Securities Finance Co. Ltd.	5,546	43,210
Japan Steel Works Ltd. (The)	1,700	36,587
Japan Tobacco, Inc. (x)	42,900	940,328
Japan Transcity Corp.	2,000	8,664
Japan Wool Textile Co. Ltd. (The)	4,000	28,964
Jastec Co. Ltd.	700	6,574
JBCC Holdings, Inc.	1,000	17,813
JCR Pharmaceuticals Co. Ltd. (x)	3,500	31,069
JCU Corp.	800	19,054
Jeol Ltd.	2,000	71,313
JFE Holdings, Inc.	16,744	240,270
JGC Holdings Corp.	6,600	86,031
JINS Holdings, Inc.	500	10,361
JK Holdings Co. Ltd.	1,100	7,501
JMDC, Inc.	1,700	67,668
JMS Co. Ltd.	500	2,059
Joban Kosan Co. Ltd.*	3,700	31,690
J-Oil Mills, Inc.	1,000	11,127
Joshin Denki Co. Ltd.	1,000	13,657
JSP Corp.	800	10,406
JSR Corp.	6,200	178,241
JTEKT Corp.	7,500	68,458
Juki Corp.	1,400	5,674
Juroku Financial Group, Inc.	1,500	32,570
Justsystems Corp.	900	25,203
JVCKenwood Corp.	5,800	19,973
K&O Energy Group, Inc.	500	7,883
Kadokawa Corp.	3,468	83,174
Kaga Electronics Co. Ltd.	400	17,838
Kajima Corp.	17,400	263,187
Kakaku.com, Inc.	5,200	74,874
Kaken Pharmaceutical Co. Ltd.	500	12,545
Kamei Corp.	1,000	10,320
Kamigumi Co. Ltd.	400	9,080
Kanaden Corp.	1,000	9,036
Kanagawa Chuo Kotsu Co. Ltd.	200	4,351
Kanamoto Co. Ltd.	1,000	15,290
Kandenko Co. Ltd.	2,900	23,360
Kaneka Corp.	400	11,227
Kanematsu Corp.	2,500	35,010
Kansai Electric Power Co., Inc. (The)	26,300	330,429
Kansai Food Market Ltd.	200	2,103
Kansai Paint Co. Ltd.	7,800	114,825
Kanto Denka Kogyo Co. Ltd.	2,000	13,734
Kao Corp.	17,100	619,355
Kappa Create Co. Ltd.*	1,800	19,186
Kasai Kogyo Co. Ltd.*	1,000	1,076
Katakura & Co-op Agri Corp.	55	485
Katakura Industries Co. Ltd.	1,400	15,881
Katitas Co. Ltd.	1,700	29,262
Kato Sangyo Co. Ltd.	100	2,749
Kato Works Co. Ltd.	400	3,376
KAWADA TECHNOLOGIES, Inc.	200	8,070
Kawai Musical Instruments Manufacturing Co. Ltd.	400	10,010
Kawasaki Heavy Industries Ltd.	5,200	133,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kawasaki Kisen Kaisha Ltd. (x)	4,597	$111,526
KDDI Corp.	51,300	1,585,470
KeePer Technical Laboratory Co. Ltd. (x)	400	13,608
Keihan Holdings Co. Ltd.	3,200	84,510
Keihanshin Building Co. Ltd.	1,400	11,256
Keihin Co. Ltd.	200	2,514
Keikyu Corp.	8,400	74,122
Keio Corp.	3,600	113,200
Keisei Electric Railway Co. Ltd.	4,864	201,598
Keiyo Bank Ltd. (The)	2,500	9,304
Keiyo Co. Ltd.	2,200	12,270
Kewpie Corp.	2,400	39,249
Key Coffee, Inc.	1,200	17,216
Keyence Corp.	6,760	3,196,927
KH Neochem Co. Ltd.	1,500	24,543
Kikkoman Corp.	5,000	282,152
Kimoto Co. Ltd.	2,200	2,992
Kimura Chemical Plants Co. Ltd.	1,100	5,507
Kimura Unity Co. Ltd.	400	3,558
Kinden Corp.	5,000	67,713
King Jim Co. Ltd.	1,000	6,096
Kinki Sharyo Co. Ltd. (The)	100	1,141
Kintetsu Department Store Co. Ltd.	100	1,765
Kintetsu Group Holdings Co. Ltd.	6,600	228,684
Kirin Holdings Co. Ltd. (x)	26,500	387,015
Kisoji Co. Ltd.	1,400	23,630
Kissei Pharmaceutical Co. Ltd.	1,200	24,080
Ki-Star Real Estate Co. Ltd.	900	31,031
Kitagawa Corp.	500	3,967
Kita-Nippon Bank Ltd. (The)	300	4,257
Kitano Construction Corp.	300	6,334
Kitazawa Sangyo Co. Ltd.	1,000	2,692
Kitz Corp.	5,100	38,418
Kiyo Bank Ltd. (The)	1,900	19,628
KNT-CT Holdings Co. Ltd.*	400	4,011
Koa Corp.	1,500	18,864
Koatsu Gas Kogyo Co. Ltd.	1,000	5,216
Kobayashi Yoko Co. Ltd.	300	497
Kobe Bussan Co. Ltd.	6,000	155,099
Kobe Steel Ltd.	12,900	119,356
Koei Tecmo Holdings Co. Ltd.	3,524	60,952
Kohnan Shoji Co. Ltd.	1,100	26,787
Kohsoku Corp.	700	10,016
Koito Manufacturing Co. Ltd.	8,400	152,465
Kojima Co. Ltd.	1,500	6,202
Kokuyo Co. Ltd.	3,400	46,827
KOMAIHALTEC, Inc.	200	2,595
Komatsu Ltd.	170,390	4,610,466
Komatsu Matere Co. Ltd.	2,000	9,396
Komatsu Wall Industry Co. Ltd.	400	7,477
KOMEDA Holdings Co. Ltd.	3,000	56,508
Komeri Co. Ltd.	100	2,038
Komori Corp.	3,400	22,279
Konaka Co. Ltd.	1,400	3,756
Konami Group Corp.	2,800	146,730
Konica Minolta, Inc.	16,600	57,254
Konishi Co. Ltd.	2,000	31,955
Kosaido Holdings Co. Ltd.	900	13,180
Kose Corp.	1,000	96,127
Kose R E Co. Ltd.	5,500	30,025
Kosei Securities Co. Ltd. (The)*	200	753
Kotobuki Spirits Co. Ltd.	800	58,693
Kourakuen Holdings Corp.*	700	4,948
Krosaki Harima Corp.	200	12,370
KRS Corp.	600	3,969
K’s Holdings Corp.	2,300	20,072
Kubota Corp.	37,500	546,275
Kumagai Gumi Co. Ltd.	1,000	21,417
Kumiai Chemical Industry Co. Ltd.	5,140	40,217
Kura Sushi, Inc.	1,200	25,439
Kurabo Industries Ltd.	1,200	19,017
Kuraray Co. Ltd.	11,900	116,051
Kuraudia Holdings Co. Ltd.	200	956
Kureha Corp.	800	45,835
Kurimoto Ltd.	600	9,325
Kurita Water Industries Ltd.	3,500	134,521
Kusuri no Aoki Holdings Co. Ltd.	800	45,131
KYB Corp.	700	24,681
Kyocera Corp.	10,600	576,176
Kyodo Printing Co. Ltd.	300	6,606
Kyoei Sangyo Co. Ltd.	100	1,442
Kyoei Steel Ltd.	1,300	18,415
Kyoei Tanker Co. Ltd.	200	1,188
Kyokuto Boeki Kaisha Ltd.	400	4,893
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	27,814
Kyokuto Securities Co. Ltd.	1,600	7,109
Kyokuyo Co. Ltd.	500	12,560
Kyorin Pharmaceutical Co. Ltd.	400	4,858
Kyoritsu Co. Ltd.	1,000	1,031
Kyoritsu Maintenance Co. Ltd. (x)	1,200	45,664
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,980
Kyowa Electronic Instruments Co. Ltd.	1,000	2,518
Kyowa Kirin Co. Ltd.	8,600	158,971
Kyowa Leather Cloth Co. Ltd.	700	2,756
Kyudenko Corp.	2,000	53,809
Kyushu Electric Power Co., Inc.*	13,800	87,982
Kyushu Financial Group, Inc.	16,770	71,146
Kyushu Railway Co.	4,100	88,078
Land Business Co. Ltd.	1,000	1,823
LAND Co. Ltd.	1,300	81
Lasertec Corp.	3,100	468,530
Lawson, Inc.	1,300	57,749
LEC, Inc.	1,200	7,231
Leopalace21 Corp.*	7,300	13,585
Life Corp.	700	14,900
Link And Motivation, Inc. (x)	5,900	17,606
Lintec Corp.	900	14,245
Lion Corp.	8,900	82,966
Lixil Corp.	11,540	146,560
Look Holdings, Inc.	400	6,739
M&A Capital Partners Co. Ltd.*	900	20,982
M3, Inc.	14,500	313,478
Mabuchi Motor Co. Ltd.	1,600	44,646
Macnica Holdings, Inc.	1,850	77,231
Maezawa Industries, Inc.	900	5,218
Maezawa Kasei Industries Co. Ltd.	900	9,692
Maezawa Kyuso Industries Co. Ltd.	800	6,200
Makino Milling Machine Co. Ltd.	1,200	46,767
Makita Corp.	8,900	249,821
Management Solutions Co. Ltd.	300	8,569
Mandom Corp.	1,400	14,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mani, Inc.	3,300	$39,135
Marche Corp.*	300	533
Mars Group Holdings Corp.	600	11,937
Marubeni Construction Material Lease Co. Ltd.	100	1,716
Marubeni Corp.	56,500	965,234
Marubun Corp.	900	8,241
Marudai Food Co. Ltd.	1,200	12,396
Maruha Nichiro Corp.	1,300	21,896
Marui Group Co. Ltd.	6,700	117,159
Maruichi Steel Tube Ltd.	1,600	36,803
MARUKA FURUSATO Corp.	1,216	19,341
Marusan Securities Co. Ltd.	3,900	11,982
Maruwa Co. Ltd.	300	46,550
Maruwn Corp.	600	996
Maruyama Manufacturing Co., Inc.	200	2,620
Maruzen CHI Holdings Co. Ltd.	600	1,483
Maruzen Showa Unyu Co. Ltd.	800	21,878
Matsuda Sangyo Co. Ltd.	800	12,654
Matsui Construction Co. Ltd.	1,000	4,828
Matsui Securities Co. Ltd.	1,000	5,520
MatsukiyoCocokara & Co.	4,620	259,619
Matsuya Co. Ltd.	2,200	17,480
Matsuyafoods Holdings Co. Ltd.	500	14,338
Max Co. Ltd.	2,000	36,888
Mazda Motor Corp.	22,000	215,005
Mebuki Financial Group, Inc.	32,760	78,339
MEC Co. Ltd.	800	19,739
Media Do Co. Ltd.*	2,200	21,844
Medical System Network Co. Ltd.	400	1,065
Medipal Holdings Corp.	7,600	124,327
Megachips Corp.	1,100	28,553
Megmilk Snow Brand Co. Ltd.	400	5,427
Meidensha Corp.	800	11,115
Meiji Holdings Co. Ltd.	4,600	102,762
Meiji Shipping Co. Ltd.	1,100	4,313
Meiko Electronics Co. Ltd.	1,000	18,927
Meiko Network Japan Co. Ltd.	900	4,077
Meitec Corp.	3,000	51,773
Meito Sangyo Co. Ltd.	600	6,833
Meiwa Corp.	900	4,247
Meiwa Estate Co. Ltd.	700	5,010
Melco Holdings, Inc.	600	13,270
Menicon Co. Ltd.	2,900	50,785
Mercari, Inc.*	3,600	84,324
Midac Holdings Co. Ltd.	1,500	15,955
Milbon Co. Ltd.	1,140	39,006
Mimasu Semiconductor Industry Co. Ltd.	1,000	21,778
Minebea Mitsumi, Inc.	13,137	248,770
Ministop Co. Ltd.	900	9,030
Mirait One Corp.	3,600	45,391
Mirarth Holdings, Inc.	4,400	13,578
MISUMI Group, Inc.	10,900	218,158
Mitachi Co. Ltd.	200	1,973
Mitani Sekisan Co. Ltd.	800	27,397
Mito Securities Co. Ltd.	3,000	7,161
Mitsuba Corp.	2,000	11,342
Mitsubishi Chemical Group Corp.	38,220	230,444
Mitsubishi Corp.	43,210	2,094,565
Mitsubishi Electric Corp.	71,300	1,001,960
Mitsubishi Estate Co. Ltd.	44,100	526,025
Mitsubishi Gas Chemical Co., Inc.	6,500	94,858
Mitsubishi HC Capital, Inc.	25,820	153,848
Mitsubishi Heavy Industries Ltd.	11,500	538,016
Mitsubishi Kakoki Kaisha Ltd.	300	5,792
Mitsubishi Logisnext Co. Ltd.	1,000	9,259
Mitsubishi Logistics Corp.	1,200	29,681
Mitsubishi Materials Corp.	2,200	39,714
Mitsubishi Motors Corp.	26,200	92,224
Mitsubishi Paper Mills Ltd.	1,800	7,083
Mitsubishi Pencil Co. Ltd.	2,000	23,355
Mitsubishi Research Institute, Inc.	400	15,299
Mitsubishi Shokuhin Co. Ltd.	1,100	28,466
Mitsubishi Steel Manufacturing Co. Ltd.	700	6,759
Mitsubishi UFJ Financial Group, Inc.	413,300	3,050,717
Mitsuboshi Belting Ltd.	1,500	46,144
Mitsui & Co. Ltd.	50,900	1,915,183
Mitsui Chemicals, Inc.	5,331	157,547
Mitsui DM Sugar Holdings Co. Ltd.	1,000	19,167
Mitsui E&S Co. Ltd.	3,400	11,626
Mitsui Fudosan Co. Ltd.	30,400	606,542
Mitsui High-Tec, Inc. (x)	800	54,631
Mitsui Matsushima Holdings Co. Ltd. (x)	800	14,483
Mitsui Mining & Smelting Co. Ltd.	1,600	36,884
Mitsui OSK Lines Ltd. (x)	12,400	296,735
Mitsui-Soko Holdings Co. Ltd.	1,000	24,391
Mitsumura Printing Co. Ltd.	100	846
Mitsuuroko Group Holdings Co. Ltd.	1,900	18,264
Miura Co. Ltd.	3,000	78,440
Miyaji Engineering Group, Inc.	400	11,106
Miyakoshi Holdings, Inc.*	300	1,780
Miyazaki Bank Ltd. (The)	800	13,013
Miyoshi Oil & Fat Co. Ltd.	400	2,846
Mizuho Financial Group, Inc.	92,837	1,416,980
Mizuho Leasing Co. Ltd.	1,700	55,680
Mizuno Corp.	1,200	31,134
Mochida Pharmaceutical Co. Ltd.	1,000	22,930
Modec, Inc.*	1,000	9,726
Monex Group, Inc.	7,000	27,022
Money Forward, Inc.*	1,700	67,586
MonotaRO Co. Ltd.	11,900	151,640
Morinaga & Co. Ltd.	800	25,054
Morinaga Milk Industry Co. Ltd.	1,300	42,591
Morita Holdings Corp.	2,000	21,685
Morozoff Ltd.	400	10,363
Mortgage Service Japan Ltd.	4,900	19,135
Mory Industries, Inc.	400	9,537
MOS Food Services, Inc.	100	2,242
MrMax Holdings Ltd.	1,200	5,267
MS&AD Insurance Group Holdings, Inc.	14,300	509,532
Murata Manufacturing Co. Ltd.	19,995	1,147,310
Musashi Seimitsu Industry Co. Ltd.	2,400	29,608
Musashino Bank Ltd. (The)	1,900	28,918
Mutoh Holdings Co. Ltd.	100	1,211
Nabtesco Corp. (x)	3,800	83,887
NAC Co. Ltd.	400	2,666
Nachi-Fujikoshi Corp.	500	14,246
Nagaileben Co. Ltd.	1,200	18,193
Nagano Keiki Co. Ltd.	800	13,186
Nagase & Co. Ltd.	3,800	63,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nagatanien Holdings Co. Ltd.	500	$7,428
Nagawa Co. Ltd.	400	19,157
Nagoya Railroad Co. Ltd.	4,900	78,801
Naigai Co. Ltd.*	300	636
Nakabayashi Co. Ltd.	1,000	3,560
Nakamuraya Co. Ltd.	300	6,399
Nakano Corp.	1,000	2,715
Nakayama Steel Works Ltd. (x)	600	3,526
Nakayamafuku Co. Ltd.	700	1,680
Nakayo, Inc.	200	1,605
Namura Shipbuilding Co. Ltd.*	1,024	4,477
Nankai Electric Railway Co. Ltd.	3,200	71,527
Nanto Bank Ltd. (The)	1,100	18,724
Natori Co. Ltd.	600	8,130
NC Holdings Co. Ltd.	300	4,565
NEC Capital Solutions Ltd.	300	6,720
NEC Corp.	9,500	461,902
NEC Networks & System Integration Corp.	3,300	45,645
NET One Systems Co. Ltd.	3,000	65,954
Net Protections Holdings, Inc.*	100	230
Neturen Co. Ltd.	1,700	11,528
Nexon Co. Ltd.	18,300	350,664
Nextage Co. Ltd.	2,000	38,880
Nexyz Group Corp.	500	2,251
NGK Insulators Ltd.	2,600	31,102
NH Foods Ltd.	900	24,370
NHK Spring Co. Ltd.	5,700	41,736
Nice Corp.	500	5,209
Nichia Steel Works Ltd.	1,000	2,143
Nichias Corp.	3,000	62,576
Nichiban Co. Ltd.	500	6,584
Nichicon Corp.	3,900	41,636
Nichiden Corp.	1,000	16,670
Nichiha Corp.	1,200	25,775
Nichimo Co. Ltd.	100	2,772
Nichirei Corp.	2,000	42,739
Nichireki Co. Ltd.	1,000	12,796
Nidec Corp.	17,405	956,682
Nifco, Inc.	2,300	68,435
Nihon Chouzai Co. Ltd.	600	4,912
Nihon Dempa Kogyo Co. Ltd.	900	8,147
Nihon Kohden Corp.	2,600	69,491
Nihon M&A Center Holdings, Inc.	13,200	101,363
Nihon Nohyaku Co. Ltd.	2,000	9,973
Nihon Parkerizing Co. Ltd.	3,100	23,167
Nihon Tokushu Toryo Co. Ltd.	1,000	7,445
Nihon Trim Co. Ltd.	200	4,824
Nihon Yamamura Glass Co. Ltd.*	500	4,040
Nikkato Corp.	400	1,809
Nikkiso Co. Ltd.	4,000	25,337
Nikko Co. Ltd.	1,000	4,543
Nikkon Holdings Co. Ltd.	1,400	28,004
Nikon Corp.	8,300	107,864
Nintendo Co. Ltd.	42,400	1,928,682
Nippn Corp.	2,000	25,612
Nippon Air Conditioning Services Co. Ltd.	1,200	6,277
Nippon Beet Sugar Manufacturing Co. Ltd.	700	9,072
Nippon Carbide Industries Co., Inc.	300	2,931
Nippon Carbon Co. Ltd.	600	18,136
Nippon Ceramic Co. Ltd.	800	15,247
Nippon Chemical Industrial Co. Ltd.	400	5,265
Nippon Chemi-Con Corp.*	700	6,126
Nippon Chemiphar Co. Ltd.	100	1,333
Nippon Chutetsukan KK	100	739
Nippon Coke & Engineering Co. Ltd.*	10,000	8,071
Nippon Concrete Industries Co. Ltd.*	1,000	2,284
Nippon Denko Co. Ltd.	5,000	9,824
Nippon Densetsu Kogyo Co. Ltd.	2,000	27,444
Nippon Electric Glass Co. Ltd.	3,200	56,412
Nippon Express Holdings, Inc. (x)	1,600	90,237
Nippon Felt Co. Ltd.	700	2,031
Nippon Filcon Co. Ltd.	900	2,949
Nippon Fine Chemical Co. Ltd.	1,000	20,178
Nippon Gas Co. Ltd.	3,300	46,256
Nippon Hume Corp.	1,000	5,380
Nippon Kanzai Holdings Co. Ltd.	2,500	45,063
Nippon Kayaku Co. Ltd.	5,000	42,508
Nippon Kinzoku Co. Ltd.	300	1,953
Nippon Koei Co. Ltd. (r)	800	20,042
Nippon Koshuha Steel Co. Ltd.	500	1,225
Nippon Light Metal Holdings Co. Ltd.	3,980	40,170
Nippon Paint Holdings Co. Ltd.	29,000	239,741
Nippon Paper Industries Co. Ltd.*	2,800	23,102
Nippon Parking Development Co. Ltd.	13,000	20,299
Nippon Pillar Packing Co. Ltd.	1,000	32,555
Nippon Piston Ring Co. Ltd.	400	4,369
Nippon Road Co. Ltd. (The)	400	25,990
Nippon Sanso Holdings Corp.	6,600	143,462
Nippon Seisen Co. Ltd.	200	6,863
Nippon Sharyo Ltd.	400	5,592
Nippon Sheet Glass Co. Ltd.*	3,800	17,867
Nippon Shinyaku Co. Ltd.	1,700	69,344
Nippon Shokubai Co. Ltd.	1,000	37,497
Nippon Signal Co. Ltd.	2,800	20,920
Nippon Soda Co. Ltd.	1,400	50,518
Nippon Steel Corp.	30,415	638,457
Nippon Telegraph & Telephone Corp.	2,193,500	2,599,066
Nippon Television Holdings, Inc.	3,100	29,585
Nippon Thompson Co. Ltd.	4,000	16,568
Nippon Yakin Kogyo Co. Ltd.	650	18,461
Nippon Yusen KK (x)	17,600	391,117
Nipro Corp.	500	3,547
Nishimatsu Construction Co. Ltd.	900	21,904
Nishimatsuya Chain Co. Ltd.	700	8,280
Nishi-Nippon Financial Holdings, Inc.	4,000	35,743
Nishi-Nippon Railroad Co. Ltd.	1,100	18,732
Nissan Chemical Corp.	3,800	163,756
Nissan Motor Co. Ltd.	94,820	391,575
Nissan Shatai Co. Ltd.	900	5,270
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,663
Nissei Plastic Industrial Co. Ltd.	1,000	6,908
Nissha Co. Ltd. (x)	2,200	25,802
Nisshin Group Holdings Co. Ltd.	2,600	9,350
Nisshin Seifun Group, Inc.	5,605	69,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshinbo Holdings, Inc.	68	$565
Nissin Corp.	800	14,022
Nissin Foods Holdings Co. Ltd.	1,000	82,597
Niterra Co. Ltd.	6,100	121,371
Nitori Holdings Co. Ltd.	3,000	335,667
Nitta Corp.	1,100	23,379
Nittetsu Mining Co. Ltd.	600	18,743
Nitto Boseki Co. Ltd.	1,000	15,990
Nitto Denko Corp.	4,720	349,870
Nitto Fuji Flour Milling Co. Ltd.	200	6,493
Nitto Kogyo Corp.	1,800	44,676
Nitto Kohki Co. Ltd.	700	9,630
Nitto Seiko Co. Ltd.	1,000	4,056
Nitto Seimo Co. Ltd.	100	975
Nittoc Construction Co. Ltd.	750	5,383
NOF Corp.	2,900	124,619
Nohmi Bosai Ltd.	1,000	12,578
NOK Corp.	5,000	73,310
Nomura Co. Ltd.	4,000	27,494
Nomura Holdings, Inc.	122,600	465,295
Nomura Real Estate Holdings, Inc.	4,100	97,529
Nomura Research Institute Ltd.	13,109	361,533
Noritake Co. Ltd.	600	22,833
Noritsu Koki Co. Ltd. (x)	1,100	17,815
Noritz Corp.	2,300	28,465
North Pacific Bank Ltd.	2,400	4,781
NS Solutions Corp.	1,000	27,955
NS United Kaiun Kaisha Ltd.	400	9,547
NSD Co. Ltd.	2,260	45,488
NSK Ltd.	14,500	91,706
NSW, Inc.	400	6,784
NTN Corp.	13,000	27,647
NTT Data Group Corp.	20,300	284,233
Obara Group, Inc. (x)	800	23,216
Obayashi Corp.	19,300	167,240
OBIC Business Consultants Co. Ltd.	1,200	43,988
Obic Co. Ltd.	2,100	336,678
Odakyu Electric Railway Co. Ltd.	10,499	140,707
Oenon Holdings, Inc.	3,000	7,287
Ogaki Kyoritsu Bank Ltd. (The)	1,600	20,586
Ohara, Inc.	400	4,121
Ohashi Technica, Inc.	600	6,645
OIE Sangyo Co. Ltd.	300	2,687
Oiles Corp.	1,560	21,644
Oisix ra daichi, Inc.*	2,200	37,756
Oita Bank Ltd. (The)	700	10,580
Oizumi Corp.	400	1,379
Oji Holdings Corp.	13,700	51,317
Okabe Co. Ltd.	2,700	13,805
Okamoto Industries, Inc.	800	21,732
Okamura Corp.	1,700	22,621
Okasan Securities Group, Inc.	6,000	20,011
Okaya Electric Industries Co. Ltd.	600	1,174
Oki Electric Industry Co. Ltd.	3,600	22,555
Okinawa Electric Power Co., Inc. (The)*	2,273	18,147
Okinawa Financial Group, Inc.	1,080	15,651
OKUMA Corp.	300	16,134
Okumura Corp.	1,300	36,840
Okura Industrial Co. Ltd.	600	9,235
Okuwa Co. Ltd.	1,000	5,817
Olympic Group Corp.	800	3,148
Olympus Corp.	43,600	690,139
Omron Corp.	6,300	385,931
Ono Pharmaceutical Co. Ltd.	14,400	261,098
ONO Sokki Co. Ltd.	500	1,568
Onoken Co. Ltd.	1,000	11,149
Onward Holdings Co. Ltd.	1,000	2,781
Open House Group Co. Ltd.	2,800	101,009
Open Up Group, Inc.	3,000	44,016
Optex Group Co. Ltd.	1,600	22,563
Optorun Co. Ltd.	1,000	16,982
Oracle Corp.	1,300	96,604
Organo Corp.	1,600	47,388
Orient Corp.	1,650	12,956
Oriental Land Co. Ltd.	37,300	1,456,232
Oriental Shiraishi Corp.	450	966
Origin Co. Ltd.	200	1,790
ORIX Corp.	44,000	804,697
Osaka Gas Co. Ltd.	15,200	233,169
Osaka Soda Co. Ltd.	100	3,797
Osaka Steel Co. Ltd.	800	7,806
OSAKA Titanium Technologies Co. Ltd.	1,100	22,607
Osaki Electric Co. Ltd.	1,000	3,821
OSG Corp.	2,200	31,661
Otsuka Corp.	4,200	163,441
Otsuka Holdings Co. Ltd.	15,500	568,084
Outsourcing, Inc.	3,000	28,636
Oyo Corp.	1,200	16,780
Pacific Industrial Co. Ltd.	2,000	18,141
Pacific Metals Co. Ltd.*	899	9,532
Pack Corp. (The) (x)	900	18,769
PAL GROUP Holdings Co. Ltd.	1,400	37,937
PALTAC Corp.	1,050	34,953
Pan Pacific International Holdings Corp.	14,900	267,005
Panasonic Holdings Corp.	79,385	972,464
Paris Miki Holdings, Inc.	1,500	3,433
Park24 Co. Ltd.*	4,000	54,170
Pasco Corp.	200	2,589
Pasona Group, Inc.	1,000	11,616
Pegasus Co. Ltd.	1,200	4,898
Penta-Ocean Construction Co. Ltd.	10,300	55,490
PeptiDream, Inc.*	3,500	52,312
Persol Holdings Co. Ltd.	7,800	141,155
Pharma Foods International Co. Ltd. (x)	700	10,151
PIA Corp.*	300	7,065
Pigeon Corp.	4,300	59,322
Pilot Corp. (x)	1,100	34,938
Piolax, Inc.	1,500	22,705
Pola Orbis Holdings, Inc.	3,000	43,722
Poplar Co. Ltd.*	300	399
Press Kogyo Co. Ltd.	5,000	21,433
Prima Meat Packers Ltd.	1,400	21,123
Procrea Holdings, Inc.	1,176	16,742
Pronexus, Inc.	1,300	9,035
PS Mitsubishi Construction Co. Ltd.	800	4,241
Raito Kogyo Co. Ltd.	800	11,036
Raiznext Corp.	2,600	26,826
Raksul, Inc.*	2,200	20,710
Rakus Co. Ltd.	4,600	78,190
Rakuten Group, Inc.	36,000	125,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rasa Corp.	500	$5,159
Rasa Industries Ltd.	400	5,923
Recruit Holdings Co. Ltd.	150,400	4,799,793
Relia, Inc.	1,600	16,239
Relo Group, Inc.	3,600	49,128
Renaissance, Inc.	500	3,111
Renesas Electronics Corp.*	41,600	787,271
Rengo Co. Ltd.	300	1,852
RENOVA, Inc.*	2,800	31,684
Resol Holdings Co. Ltd.	100	3,333
Resona Holdings, Inc.	84,900	406,827
Resonac Holdings Corp.	6,100	99,220
Resorttrust, Inc.	3,800	56,279
Restar Holdings Corp.	700	11,931
Rheon Automatic Machinery Co. Ltd.	1,000	9,911
Rhythm Co. Ltd.	600	6,907
Ricoh Co. Ltd.	16,400	140,029
Ricoh Leasing Co. Ltd.	800	23,438
Right On Co. Ltd.*	900	3,693
Riken Corp.	400	8,719
Riken Keiki Co. Ltd.	1,000	40,175
Riken Technos Corp.	2,000	9,123
Ringer Hut Co. Ltd.*	900	15,676
Rinnai Corp.	5,100	111,143
Riso Kagaku Corp.	1,800	30,428
Riso Kyoiku Co. Ltd.	3,900	7,155
Rock Field Co. Ltd.	1,200	12,447
Rohm Co. Ltd.	2,000	189,036
Rohto Pharmaceutical Co. Ltd.	2,200	49,692
Roland DG Corp.	500	12,636
Rorze Corp.	400	32,476
Round One Corp.	9,900	39,318
Royal Holdings Co. Ltd. (x)	1,800	33,067
Ryobi Ltd.	1,400	20,016
Ryoden Corp.	500	7,671
Ryohin Keikaku Co. Ltd.	9,100	90,149
Ryosan Co. Ltd.	700	21,326
Ryoyo Electro Corp. (x)	300	7,507
S Foods, Inc.	500	10,943
Sagami Holdings Corp.	1,000	8,741
Saibu Gas Holdings Co. Ltd.	1,300	18,745
Saizeriya Co. Ltd.	1,600	40,698
Sakai Chemical Industry Co. Ltd.	800	10,419
Sakai Heavy Industries Ltd.	200	7,507
Sakai Moving Service Co. Ltd.	400	13,911
Sakata INX Corp. (x)	2,000	16,956
Sakata Seed Corp.	1,100	31,890
Sala Corp.	1,000	5,462
SAMTY Co. Ltd.	3,200	49,814
San Holdings, Inc.	400	6,141
San ju San Financial Group, Inc.	990	10,916
San-A Co. Ltd.	800	25,320
San-Ai Obbli Co. Ltd.	2,000	21,215
Sanden Corp. (x)*	1,400	1,936
Sangetsu Corp.	1,800	31,154
San-In Godo Bank Ltd. (The)	7,000	39,506
Sanix, Inc.*	1,800	4,408
Sanken Electric Co. Ltd.	300	28,307
Sanki Engineering Co. Ltd.	3,000	31,591
Sanko Metal Industrial Co. Ltd.	100	3,072
Sankyo Co. Ltd.	700	28,330
Sankyo Seiko Co. Ltd.	2,000	7,852
Sankyo Tateyama, Inc.	1,700	8,620
Sankyu, Inc.	800	26,501
Sanoh Industrial Co. Ltd.	1,400	8,400
Sanrio Co. Ltd.	2,000	85,664
Sanritsu Corp.	300	1,598
Sansan, Inc.*	1,100	12,979
Sanshin Electronics Co. Ltd.	1,500	22,413
Santen Pharmaceutical Co. Ltd.	13,400	113,960
Sanwa Holdings Corp.	6,300	82,144
Sanyo Chemical Industries Ltd.	600	17,723
Sanyo Industries Ltd.	100	1,355
Sanyo Shokai Ltd.	600	8,029
Sanyo Special Steel Co. Ltd.	1,200	23,839
Sapporo Holdings Ltd.	2,500	64,420
Sata Construction Co. Ltd.	800	2,607
Sato Holdings Corp.	1,200	16,287
Sato Shoji Corp.	1,000	10,117
Satori Electric Co. Ltd.	900	10,621
Sawai Group Holdings Co. Ltd.	1,800	45,408
Saxa Holdings, Inc.	300	4,396
SB Technology Corp.	400	7,283
SBI Holdings, Inc.	10,660	205,788
SBI Shinsei Bank Ltd.	2,800	54,942
SCREEN Holdings Co. Ltd.	900	102,228
Scroll Corp.	1,700	11,405
SCSK Corp.	4,596	72,340
Secom Co. Ltd.	7,100	480,758
Sega Sammy Holdings, Inc.	6,700	143,380
Seibu Holdings, Inc.	8,500	87,601
Seika Corp.	800	10,976
Seikagaku Corp.	2,400	12,597
Seikitokyu Kogyo Co. Ltd.	600	5,908
Seiko Epson Corp.	8,400	130,430
Seiko Group Corp.	1,200	21,791
Seino Holdings Co. Ltd.	1,300	18,518
Seiren Co. Ltd. (x)	1,300	22,353
Sekisui Chemical Co. Ltd.	9,500	137,420
Sekisui House Ltd.	20,000	404,722
Sekisui Jushi Corp.	1,000	15,940
Sekisui Kasei Co. Ltd.	1,000	3,058
Senko Group Holdings Co. Ltd. (x)	4,000	28,815
Senshu Ikeda Holdings, Inc.	6,880	11,208
Senshukai Co. Ltd. (x)*	2,200	6,162
Seven & i Holdings Co. Ltd.	26,036	1,125,743
SG Holdings Co. Ltd.	13,400	191,187
Sharp Corp.*	8,100	45,138
Shibaura Mechatronics Corp.	200	31,201
Shibusawa Warehouse Co. Ltd. (The)	600	11,664
Shibuya Corp.	700	12,857
SHIFT, Inc.*	500	91,364
Shiga Bank Ltd. (The)	200	3,775
Shikibo Ltd.	700	4,913
Shikoku Bank Ltd. (The)	1,600	9,542
Shikoku Electric Power Co., Inc.*	2,700	18,381
Shikoku Kasei Holdings Corp.	1,000	10,491
Shima Seiki Manufacturing Ltd.	900	11,644
Shimadzu Corp.	7,400	229,097
Shimamura Co. Ltd.	400	37,792
Shimano, Inc.	2,800	468,683
Shimizu Bank Ltd. (The)	400	4,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Shimizu Corp.	19,700	$124,415
Shimojima Co. Ltd.	800	6,206
Shin Nippon Air Technologies Co. Ltd.	900	14,335
Shin Nippon Biomedical Laboratories Ltd.	700	10,400
Shinagawa Refractories Co. Ltd.	300	11,295
Shindengen Electric Manufacturing Co. Ltd.	400	9,091
Shin-Etsu Chemical Co. Ltd.	55,600	1,847,965
Shin-Etsu Polymer Co. Ltd.	2,500	26,598
Shingakukai Holdings Co. Ltd.	600	1,219
Shinko Electric Industries Co. Ltd.	2,100	85,993
Shinko Shoji Co. Ltd.	2,200	18,061
Shinmaywa Industries Ltd.	1,800	16,943
Shinnihon Corp.	1,600	14,163
Shinsho Corp.	300	12,128
Shinwa Co. Ltd.	600	9,806
Shinyei Kaisha	100	743
Shionogi & Co. Ltd.	9,100	384,476
Ship Healthcare Holdings, Inc.	3,000	49,535
Shiseido Co. Ltd.	14,400	652,409
Shizuoka Financial Group, Inc.	13,900	100,980
Shizuoka Gas Co. Ltd.	3,000	24,453
SHO-BOND Holdings Co. Ltd.	1,800	71,667
Shobunsha Holdings, Inc.*	700	1,461
Shochiku Co. Ltd. (x)	400	30,536
Shoei Co. Ltd.	1,600	29,659
Showa Sangyo Co. Ltd.	1,000	18,631
Shuei Yobiko Co. Ltd.	200	571
Siix Corp.	1,400	15,342
Simplex Holdings, Inc.	1,900	34,755
Sinanen Holdings Co. Ltd.	400	10,606
Sinfonia Technology Co. Ltd.	1,400	16,799
Sintokogio Ltd.	2,600	19,892
SK Japan Co. Ltd.	200	783
SKY Perfect JSAT Holdings, Inc.	9,000	35,876
Skylark Holdings Co. Ltd. (x)*	12,200	152,545
SMC Corp.	2,200	1,222,761
SMK Corp.	300	5,043
SMS Co. Ltd.	2,800	56,107
Snow Peak, Inc. (x)	1,700	22,162
SNT Corp.	2,400	4,211
Socionext, Inc.	700	102,419
Soda Nikka Co. Ltd.	1,000	5,716
SoftBank Corp.	106,900	1,143,614
SoftBank Group Corp.	33,012	1,566,804
Sohgo Security Services Co. Ltd.	14,500	82,108
Sojitz Corp.	7,200	159,859
Sompo Holdings, Inc.	12,350	553,653
Sony Group Corp.	48,000	4,305,487
Soshin Electric Co. Ltd.	600	1,522
Sotetsu Holdings, Inc.	3,000	52,933
SPK Corp.	400	4,999
S-Pool, Inc.	3,800	13,970
Square Enix Holdings Co. Ltd.	3,500	162,968
SRA Holdings	600	13,556
ST Corp.	600	6,294
St Marc Holdings Co. Ltd.	800	10,481
Stanley Electric Co. Ltd.	5,400	109,488
Starzen Co. Ltd.	800	12,712
Stella Chemifa Corp.	500	10,842
Strike Co. Ltd.	700	16,954
Studio Alice Co. Ltd.	500	7,707
Subaru Corp.	21,500	406,782
Sugi Holdings Co. Ltd.	900	40,209
Sugimoto & Co. Ltd.	600	9,117
SUMCO Corp. (x)	6,200	87,753
Sumida Corp.	700	7,145
Suminoe Textile Co. Ltd.	300	4,557
Sumiseki Holdings, Inc. (x)	3,800	9,271
Sumitomo Chemical Co. Ltd.	44,000	133,935
Sumitomo Corp.	43,680	928,047
Sumitomo Densetsu Co. Ltd.	900	19,443
Sumitomo Electric Industries Ltd.	27,300	334,992
Sumitomo Forestry Co. Ltd.	4,800	116,715
Sumitomo Heavy Industries Ltd.	2,700	64,839
Sumitomo Metal Mining Co. Ltd.	7,800	251,401
Sumitomo Mitsui Construction Co. Ltd.	7,200	18,522
Sumitomo Mitsui Financial Group, Inc.	48,450	2,073,716
Sumitomo Mitsui Trust Holdings, Inc.	12,241	438,014
Sumitomo Osaka Cement Co. Ltd.	200	5,303
Sumitomo Pharma Co. Ltd.	4,700	20,860
Sumitomo Realty & Development Co. Ltd.	12,300	304,854
Sumitomo Riko Co. Ltd.	2,000	11,922
Sumitomo Rubber Industries Ltd.	7,284	70,914
Sumitomo Seika Chemicals Co. Ltd.	400	12,435
Sumitomo Warehouse Co. Ltd. (The)	2,000	32,964
Sun Frontier Fudousan Co. Ltd.	1,000	9,953
Sundrug Co. Ltd.	2,300	68,235
Suntory Beverage & Food Ltd. (x)	4,700	170,429
Sun-Wa Technos Corp.	600	9,990
Suruga Bank Ltd.	5,500	22,000
Suzuden Corp.	300	4,659
Suzuken Co. Ltd.	1,990	54,208
Suzuki Motor Corp.	12,800	465,136
SWCC Corp.	1,500	20,052
Sysmex Corp.	6,000	410,142
Systena Corp.	16,000	32,626
T Hasegawa Co. Ltd.	1,600	38,420
T RAD Co. Ltd.	400	5,130
T&D Holdings, Inc.	17,000	251,162
Tac Co. Ltd.	700	977
Tachibana Eletech Co. Ltd.	840	17,366
Tachi-S Co. Ltd.	1,600	17,281
Tadano Ltd.	5,000	39,885
Taihei Dengyo Kaisha Ltd.	500	14,824
Taiheiyo Cement Corp.	4,478	87,877
Taiheiyo Kouhatsu, Inc.	400	2,095
Taiho Kogyo Co. Ltd.	800	5,212
Taikisha Ltd.	1,000	28,513
Taiko Pharmaceutical Co. Ltd.*	1,200	2,858
Taisei Corp.	6,800	237,840
Taisei Lamick Co. Ltd.	300	6,071
Taiyo Holdings Co. Ltd.	1,800	33,506
Taiyo Yuden Co. Ltd.	3,800	108,700
Takachiho Koheki Co. Ltd. (x)	500	10,914
Takadakiko Co. Ltd.	100	2,007
Takamatsu Construction Group Co. Ltd.	1,000	18,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Takano Co. Ltd.	400	$2,225
Takaoka Toko Co. Ltd.	400	5,988
Taka-Q Co. Ltd.*	500	271
Takara & Co. Ltd. (x)	700	11,350
Takara Holdings, Inc.	6,000	48,858
Takara Standard Co. Ltd.	2,500	31,986
Takasago International Corp.	800	15,058
Takasago Thermal Engineering Co. Ltd.	1,900	31,952
Takashima & Co. Ltd.	200	4,836
Takashimaya Co. Ltd.	5,300	74,036
Take And Give Needs Co. Ltd.	600	4,883
Takeda Pharmaceutical Co. Ltd.	61,800	1,942,439
Takihyo Co. Ltd.	200	1,336
Takuma Co. Ltd.	1,000	10,309
Tamron Co. Ltd.	1,200	33,663
Tamura Corp.	3,000	13,976
Tanaka Co. Ltd.	300	1,357
Tanseisha Co. Ltd.	1,950	10,710
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	9,883
Taya Co. Ltd.*	200	657
Tayca Corp.	1,000	9,572
TBK Co. Ltd.*	1,000	2,791
TBS Holdings, Inc.	3,700	67,618
TDC Soft, Inc.	800	10,047
TDK Corp.	11,100	429,806
Teac Corp.	600	504
TechMatrix Corp.	2,400	31,131
TechnoPro Holdings, Inc.	4,500	97,597
Teijin Ltd.	5,200	52,279
Teikoku Electric Manufacturing Co. Ltd.	800	15,159
Teikoku Sen-I Co. Ltd.	1,000	11,376
Teikoku Tsushin Kogyo Co. Ltd.	400	4,677
Tekken Corp.	800	11,468
Ten Allied Co. Ltd.*	800	1,570
Tenma Corp.	1,100	20,042
TerraSky Co. Ltd.*	1,100	21,521
Terumo Corp.	20,900	664,706
T-Gaia Corp.	600	7,228
THK Co. Ltd.	4,000	82,369
Tigers Polymer Corp.	600	2,493
TIS, Inc.	8,100	202,950
Titan Kogyo Ltd.	100	969
TKC Corp.	1,800	48,718
Toa Corp./Hyogo	1,000	6,426
Toa Corp./Tokyo	1,100	23,795
TOA ROAD Corp.	400	12,972
Toabo Corp.	400	1,146
Toagosei Co. Ltd. (x)	3,900	35,055
Tobishima Corp.	800	7,069
Tobu Railway Co. Ltd.	5,600	150,255
TOC Co. Ltd.	4,700	20,646
Tocalo Co. Ltd.	2,400	25,194
Tochigi Bank Ltd. (The)	6,000	10,502
Toda Corp.	8,800	49,537
Toda Kogyo Corp.*	100	1,622
Toei Co. Ltd.	200	25,518
Toenec Corp.	200	5,003
Toho Bank Ltd. (The)	10,000	15,764
Toho Co. Ltd.	4,100	155,980
Toho Co. Ltd./Kobe	400	8,114
Toho Gas Co. Ltd.	3,700	64,192
Toho Holdings Co. Ltd.	1,900	34,982
Toho Titanium Co. Ltd. (x)	2,100	25,606
Toho Zinc Co. Ltd.	700	8,238
Tohoku Bank Ltd. (The)	600	4,315
Tohoku Electric Power Co., Inc.*	18,600	115,094
Tohto Suisan Co. Ltd.	200	9,123
Tokai Carbon Co. Ltd. (x)	6,400	58,934
TOKAI Holdings Corp.	2,400	15,011
Tokai Rika Co. Ltd.	2,900	43,126
Tokai Senko KK	100	768
Tokai Tokyo Financial Holdings, Inc.	9,600	25,554
Token Corp.	520	26,912
Tokio Marine Holdings, Inc.	67,000	1,546,976
Tokushu Tokai Paper Co. Ltd.	800	17,929
Tokuyama Corp.	2,200	36,414
Tokyo Century Corp.	1,400	50,630
Tokyo Electric Power Co. Holdings, Inc.*	62,800	230,329
Tokyo Electron Ltd.	14,100	2,019,170
Tokyo Energy & Systems, Inc.	1,000	6,787
Tokyo Gas Co. Ltd.	15,200	332,084
Tokyo Individualized Educational Institute, Inc.	900	3,228
Tokyo Keiki, Inc.	800	7,298
Tokyo Kikai Seisakusho Ltd. (x)*	300	993
Tokyo Kiraboshi Financial Group, Inc.	1,451	31,703
Tokyo Ohka Kogyo Co. Ltd. (x)	1,300	79,665
Tokyo Rakutenchi Co. Ltd.	200	5,728
Tokyo Rope Manufacturing Co. Ltd.	800	6,507
Tokyo Sangyo Co. Ltd.	1,000	6,193
Tokyo Steel Manufacturing Co. Ltd. (x)	3,800	35,964
Tokyo Tatemono Co. Ltd.	7,591	97,946
Tokyo Tekko Co. Ltd.	400	9,176
Tokyo Theatres Co., Inc. (x)	3,700	28,987
Tokyotokeiba Co. Ltd.	800	21,882
Tokyu Construction Co. Ltd.	4,940	25,575
Tokyu Corp.	18,000	217,073
Tokyu Fudosan Holdings Corp.	20,000	114,474
Toli Corp.	3,000	7,098
Tomato Bank Ltd.	400	2,898
Tomen Devices Corp.	100	3,512
Tomoe Corp.	1,800	6,177
Tomoe Engineering Co. Ltd.	400	8,172
Tomoegawa Co. Ltd.	400	1,933
Tomoku Co. Ltd.	800	11,544
TOMONY Holdings, Inc.	9,400	24,006
Tomy Co. Ltd.	3,700	46,674
Tonami Holdings Co. Ltd.	200	6,414
Top Culture Co. Ltd.*	400	525
Topcon Corp.	2,800	40,978
Toppan, Inc.	9,200	198,774
Topre Corp.	2,500	27,773
Topy Industries Ltd.	1,000	15,788
Toray Industries, Inc.	49,800	278,221
Toridoll Holdings Corp.	2,200	47,969
Torigoe Co. Ltd. (The)	1,200	5,111
Torii Pharmaceutical Co. Ltd.	800	20,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Torishima Pump Manufacturing Co. Ltd.	1,500	$19,867
Tose Co. Ltd.	300	1,624
Toshiba Corp.	13,700	429,414
Toshiba TEC Corp.	600	17,286
Tosoh Corp.	10,700	126,857
Totetsu Kogyo Co. Ltd.	1,000	18,618
TOTO Ltd.	4,400	132,710
Tottori Bank Ltd. (The)	300	2,417
Toukei Computer Co. Ltd.	200	8,529
Tow Co. Ltd.	1,200	2,579
Towa Bank Ltd. (The)	1,300	4,832
Towa Corp.	1,200	21,559
Towa Pharmaceutical Co. Ltd.	1,800	22,196
Toyo Construction Co. Ltd.	3,600	27,112
Toyo Corp.	1,600	16,021
Toyo Denki Seizo KK	400	2,720
Toyo Engineering Corp.*	1,600	6,576
Toyo Ink SC Holdings Co. Ltd.	200	3,028
Toyo Kanetsu KK	600	14,258
Toyo Logistics Co. Ltd.	1,000	1,901
Toyo Machinery & Metal Co. Ltd.	1,000	4,697
Toyo Securities Co. Ltd.	4,000	8,589
Toyo Seikan Group Holdings Ltd.	2,700	39,879
Toyo Shutter Co. Ltd.	200	901
Toyo Sugar Refining Co. Ltd.	200	2,357
Toyo Suisan Kaisha Ltd.	3,500	157,880
Toyo Tanso Co. Ltd.	700	25,100
Toyo Tire Corp.	5,000	66,566
Toyo Wharf & Warehouse Co. Ltd.	300	2,883
Toyobo Co. Ltd.	1,700	12,195
Toyoda Gosei Co. Ltd.	2,400	45,686
Toyota Boshoku Corp.	1,800	32,290
Toyota Industries Corp.	4,100	294,133
Toyota Motor Corp.	367,640	5,875,268
Toyota Tsusho Corp.	5,500	274,556
TPR Co. Ltd.	1,500	17,711
Transcosmos, Inc.	100	2,485
TRE Holdings Corp.	2,900	25,094
Trend Micro, Inc.	4,100	198,554
Trusco Nakayama Corp.	1,400	22,241
TS Tech Co. Ltd.	4,600	58,281
TSI Holdings Co. Ltd.	4,825	26,492
Tsubakimoto Chain Co.	1,200	30,684
Tsubakimoto Kogyo Co. Ltd.	200	5,757
Tsudakoma Corp.*	300	948
Tsugami Corp.	3,000	28,970
Tsukamoto Corp. Co. Ltd.	200	1,837
Tsukishima Holdings Co. Ltd.	2,000	16,855
Tsukuba Bank Ltd.	5,400	7,633
Tsumura & Co.	2,700	49,979
Tsuruha Holdings, Inc.	1,500	111,775
Tsutsumi Jewelry Co. Ltd.	500	8,156
TV Asahi Holdings Corp.	400	4,574
Tv Tokyo Holdings Corp.	500	11,739
TYK Corp.	1,000	2,383
UACJ Corp.	1,226	23,328
UBE Corp.	900	15,467
Uchida Yoko Co. Ltd.	400	16,191
Ueki Corp.	200	1,940
Ulvac, Inc. (x)	1,200	51,066
Unicafe, Inc.*	300	1,900
Unicharm Corp.	15,000	555,765
Unipres Corp.	1,600	12,950
United Arrows Ltd.	1,100	19,058
United Super Markets Holdings, Inc. (x)	3,520	27,221
Unitika Ltd.*	2,900	4,724
Ushio, Inc.	3,900	52,676
USS Co. Ltd.	7,300	120,985
UT Group Co. Ltd.*	1,600	33,812
Valor Holdings Co. Ltd.	2,400	33,380
Valqua Ltd.	1,000	27,376
Vision, Inc.*	500	6,418
Vital KSK Holdings, Inc.	2,300	14,256
Wacoal Holdings Corp.	500	10,011
Wacom Co. Ltd.	8,000	32,837
Wakachiku Construction Co. Ltd.	700	15,462
Wakamoto Pharmaceutical Co. Ltd.	1,000	1,586
Warabeya Nichiyo Holdings Co. Ltd.	700	10,812
WATAMI Co. Ltd.*	1,400	8,756
Weathernews, Inc.	300	13,871
Welcia Holdings Co. Ltd.	4,500	93,631
West Japan Railway Co.	8,500	353,745
Wood One Co. Ltd.	400	3,265
W-Scope Corp. (x)*	3,400	30,963
Xebio Holdings Co. Ltd.	1,400	10,599
YAC Holdings Co. Ltd.	500	10,906
Yahagi Construction Co. Ltd.	1,700	14,631
Yaizu Suisankagaku Industry Co. Ltd.	600	3,424
Yakult Honsha Co. Ltd.	5,000	316,797
YAMABIKO Corp.	2,000	21,757
Yamada Holdings Co. Ltd.	9,472	27,906
Yamagata Bank Ltd. (The)	1,400	10,217
Yamaguchi Financial Group, Inc.	4,000	27,037
Yamaha Corp.	4,200	161,514
Yamaha Motor Co. Ltd.	10,700	308,322
Yamaichi Electronics Co. Ltd.	1,200	19,902
YA-MAN Ltd. (x)	3,200	22,472
Yamanashi Chuo Bank Ltd. (The)	1,400	12,165
Yamashita Health Care Holdings, Inc.	100	1,418
Yamatane Corp.	600	7,189
Yamato Corp.	1,000	6,394
Yamato Holdings Co. Ltd.	6,800	122,979
Yamato International, Inc.	700	1,412
Yamato Kogyo Co. Ltd.	1,200	51,369
Yamaura Corp.	500	4,041
Yamaya Corp.	110	2,075
Yamazaki Baking Co. Ltd.	2,900	39,266
Yamazawa Co. Ltd.	300	2,643
Yaskawa Electric Corp.	7,600	349,871
Yasuda Logistics Corp.	1,000	6,830
Yellow Hat Ltd.	2,200	28,347
Yodogawa Steel Works Ltd.	1,800	42,530
Yokogawa Bridge Holdings Corp.	2,000	35,206
Yokogawa Electric Corp.	6,400	117,451
Yokohama Rubber Co. Ltd. (The) (x)	2,800	61,613
Yokorei Co. Ltd.	2,600	21,178
Yokowo Co. Ltd.	1,000	12,933
Yomeishu Seizo Co. Ltd.	500	6,461
Yondenko Corp.	400	6,235
Yondoshi Holdings, Inc.	900	11,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Yorozu Corp.	700	$4,653
Yoshinoya Holdings Co. Ltd. (x)	3,000	53,216
Yuken Kogyo Co. Ltd.	200	2,846
Yurtec Corp.	2,000	11,994
Yushin Precision Equipment Co. Ltd.	1,200	5,982
Yushiro Chemical Industry Co. Ltd.	600	4,538
YU-WA Creation Holdings Co. Ltd.	700	938
Z Holdings Corp.	105,400	254,530
Zappallas, Inc.	1,000	2,468
Zenkoku Hosho Co. Ltd.	2,400	83,521
Zenrin Co. Ltd.	2,550	16,363
Zensho Holdings Co. Ltd.	3,200	142,344
Zeon Corp.	7,000	67,873
Zeria Pharmaceutical Co. Ltd.	1,100	18,737
Zojirushi Corp.	1,800	22,250
ZOZO, Inc.	4,800	99,344
Zuken, Inc.	800	21,719

		164,053,384

Luxembourg (0.3%)
Eurofins Scientific SE (x)	50,400	3,201,336

Mexico (0.0%)†
Fresnillo plc	9,528	73,846

Netherlands (5.0%)
Adyen NV (m)*	2,072	3,589,976
Akzo Nobel NV	30,200	2,467,657
ASML Holding NV	29,242	21,167,428
EXOR NV	65,900	5,888,364
ING Groep NV	265,532	3,585,896
Koninklijke Ahold Delhaize NV	70,543	2,406,209
Shell plc	436,536	12,997,253

		52,102,783

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	31,169	101,816
Chorus Ltd.	8,126	42,084
Fisher & Paykel Healthcare Corp. Ltd.	7,356	110,812
Fletcher Building Ltd.	17,976	60,131
Xero Ltd.*	6,287	502,462

		817,305

Nigeria (0.0%)†
Airtel Africa plc (m)	51,559	70,807

South Africa (0.2%)
Anglo American plc	77,306	2,191,193

South Korea (1.1%)
NAVER Corp.	44,905	6,287,278
Samsung Electronics Co. Ltd. (Preference) (q)	117,100	5,314,573

		11,601,851

Spain (2.1%)
Amadeus IT Group SA*	64,393	4,909,402
Banco Bilbao Vizcaya Argentaria SA	441,698	3,405,809
Banco Santander SA	1,199,695	4,451,450
Iberdrola SA	426,264	5,567,808
Industria de Diseno Textil SA	79,973	3,107,131

		21,441,600

Sweden (1.1%)
Sandvik AB	87,100	1,700,768
SKF AB, Class B	276,800	4,820,528
Volvo AB, Class B	213,400	4,426,331

		10,947,627

Switzerland (0.9%)
Cie Financiere Richemont SA (Registered)	3,100	525,988
Novartis AG (Registered)	40,500	4,087,560
Schindler Holding AG	9,000	2,111,345
Swatch Group AG (The)	8,496	2,490,088

		9,214,981

United Kingdom (15.1%)
3i Group plc	63,724	1,582,538
abrdn plc	66,312	184,026
Admiral Group plc	16,922	448,392
Ashtead Group plc	88,654	6,156,131
Associated British Foods plc	23,163	587,522
AstraZeneca plc	93,643	13,413,262
Auto Trader Group plc (m)	62,515	484,531
Aviva plc	173,399	873,936
B&M European Value Retail SA	56,004	396,977
BAE Systems plc	196,725	2,321,145
Barclays plc	997,451	1,948,360
Barratt Developments plc	52,684	276,577
Beazley plc	21,841	163,884
Berkeley Group Holdings plc	5,648	281,321
BP plc	1,110,061	6,503,677
British American Tobacco plc	139,939	4,642,679
BT Group plc	447,983	696,992
Bunzl plc	20,769	790,743
Burberry Group plc	24,656	663,580
Centrica plc	359,571	566,265
CNH Industrial NV	583,600	8,435,149
Compass Group plc	190,302	5,323,367
ConvaTec Group plc (m)	97,733	254,861
Croda International plc	8,460	604,626
DCC plc	5,604	313,237
Diageo plc	142,449	6,110,487
DS Smith plc	80,044	277,280
Entain plc	35,012	568,603
Frasers Group plc*	7,567	67,516
Halma plc	22,889	662,556
Hargreaves Lansdown plc	21,726	224,991
HSBC Holdings plc	1,263,118	9,990,515
IMI plc	1,482	30,969
Imperial Brands plc	59,504	1,315,918
Informa plc	366,439	3,377,850
InterContinental Hotels Group plc	12,053	832,336
International Consolidated Airlines Group SA*	244,296	504,322
Intertek Group plc	9,111	494,546
J Sainsbury plc	113,698	389,229
JD Sports Fashion plc	156,770	290,573
Johnson Matthey plc	6,185	137,584
Kingfisher plc	123,753	364,078
Land Securities Group plc (REIT)	64,174	469,293
Legal & General Group plc	372,771	1,080,601
Liberty Global plc, Class A*	176,183	2,970,445
Lloyds Banking Group plc	21,710,224	12,035,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
London Stock Exchange Group plc	25,792	$2,733,094
M&G plc	186,768	454,679
Melrose Industries plc	86,290	555,469
National Grid plc	230,565	3,046,715
NatWest Group plc	317,864	975,955
Next plc	8,114	712,557
Ocado Group plc*	38,183	275,856
Pearson plc	46,718	492,343
Persimmon plc	22,259	290,188
Phoenix Group Holdings plc	42,528	287,447
Reckitt Benckiser Group plc	77,814	5,843,858
RELX plc	115,439	3,848,555
Rentokil Initial plc	154,803	1,209,125
Rightmove plc	59,305	393,959
Rolls-Royce Holdings plc*	524,832	1,008,000
RS Group plc	30,345	293,293
Sage Group plc (The)	69,416	815,441
Schroders plc	1,140,652	6,345,366
Segro plc (REIT)	71,665	653,374
Severn Trent plc	16,966	552,704
Smith & Nephew plc	57,658	930,360
Smiths Group plc	99,394	2,079,677
Spirax-Sarco Engineering plc	4,477	589,709
SSE plc	66,770	1,564,234
St James’s Place plc	37,996	525,118
Standard Chartered plc	148,365	1,293,911
Taylor Wimpey plc	192,890	251,956
Tesco plc	450,270	1,422,868
Unilever plc (Cboe Europe)	119,331	6,212,280
Unilever plc (London Stock Exchange)	40,332	2,103,013
UNITE Group plc (The) (REIT)	18,779	207,797
United Utilities Group plc	48,838	596,424
Virgin Money UK plc (CHDI)	42,653	81,759
Vodafone Group plc	1,420,508	1,340,278
Weir Group plc (The)	8,597	191,921
Whitbread plc	14,521	624,886
WPP plc	458,724	4,795,065

		155,708,242

United States (4.0%)
Amcor plc (CHDI)	28,100	279,605
Block, Inc. (CRDI)*	1,701	110,137
CSL Ltd.	20,966	3,879,734
Experian plc	58,641	2,253,314
GSK plc	251,690	4,446,027
Haleon plc	308,738	1,270,556
Holcim AG	73,279	4,926,731
James Hardie Industries plc (CHDI)*	19,668	524,278
Life360, Inc. (CRDI) (m)*	8,300	42,685
News Corp. (CHDI), Class B	2,956	59,054
Reliance Worldwide Corp. Ltd.	24,282	66,797
ResMed, Inc. (CHDI)	19,152	420,694
Roche Holding AG	12,685	3,876,479
Sanofi	82,441	8,837,922
Schneider Electric SE	41,659	7,593,065
Sims Ltd.	6,752	71,411
Stellantis NV	168,283	2,962,239

		41,620,728

Total Common Stocks (89.0%) (Cost $754,714,450)		919,180,530

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	8,639	95,666
Scottish Mortgage Investment Trust plc	88,656	752,283

		847,949

United States (0.0%)†
Pershing Square Holdings Ltd.	6,045	218,854

Total Closed End Funds (0.1%) (Cost $832,188)		1,066,803

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Abacus Property Group, expiring 7/27/23* (Cost $—) (r)	3,303	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $3,215,004, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $3,277,925. (xx)	$3,213,652	3,213,652
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $2,001,968, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		5,213,652

Total Short-Term Investments (0.6%) (Cost $6,213,652)		6,213,652

Total Investments in Securities (89.7%) (Cost $761,760,290)		926,460,985
Other Assets Less Liabilities (10.3%)		106,277,536

Net Assets (100%)		$1,032,738,521

*	Non-income producing.
†	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $11,266,206 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $8,862,464. This was collateralized by $3,125,993 of various U.S. Government Treasury Securities, ranging from 0.125% - 7.625%, maturing 7/15/23 - 5/15/53 and by cash of $6,213,652 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CRDI	—	CREST Depository Interest
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
EUR	—	European Currency Unit
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
REIT	—	Real Estate Investment Trust
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	851	9/2023	EUR	41,109,618	667,424
FTSE 100 Index	268	9/2023	GBP	25,668,250	(198,098)
SPI 200 Index	85	9/2023	AUD	10,136,888	84,015
TOPIX Index	160	9/2023	JPY	25,370,248	724,401

					1,277,742

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,651,265	USD	2,865,138	Deutsche Bank AG	9/15/2023	38,545
GBP	17,433,422	USD	21,957,593	HSBC Bank plc	9/15/2023	187,734

Total unrealized appreciation						226,279

AUD	14,551,843	USD	9,839,607	HSBC Bank plc	9/15/2023	(125,755)
JPY	2,855,145,685	USD	20,779,506	HSBC Bank plc	9/15/2023	(764,895)
USD	932,636	AUD	1,406,171	HSBC Bank plc	9/15/2023	(6,031)
USD	45,831,889	EUR	42,385,130	Citibank NA	9/15/2023	(588,585)

Total unrealized depreciation						(1,485,266)

Net unrealized depreciation						(1,258,987)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 169,244, CAD 30,210, CHF 1,980, EUR 79,114,085, GBP 15,188, JPY 1,886,501, KRW 1, TWD 74 and ZAR 49.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Closed End Funds	$—	$1,066,803	$—		$1,066,803
Common Stocks
Australia	—	74,143,622	—		74,143,622
Austria	—	475,832	—		475,832
Belgium	—	8,751,651	—		8,751,651
Burkina Faso	—	262,540	—		262,540
Canada	5,976,419	—	—		5,976,419
Chile	—	406,058	—		406,058
China	1,602,480	16,326,408	—		17,928,888
Denmark	—	3,240,961	—		3,240,961
Finland	—	4,543,697	—		4,543,697
France	—	136,471,528	—		136,471,528
Germany	—	149,353,450	—		149,353,450
Hong Kong	—	8,436,334	—		8,436,334
India	—	2,640,397	—		2,640,397
Indonesia	—	385,148	—		385,148
Ireland	5,662,720	6,095,789	—		11,758,509
Italy	—	21,359,813	—		21,359,813
Japan	—	164,033,342	20,042		164,053,384
Luxembourg	—	3,201,336	—		3,201,336
Mexico	—	73,846	—		73,846
Netherlands	—	52,102,783	—		52,102,783
New Zealand	—	817,305	—		817,305
Nigeria	—	70,807	—		70,807
South Africa	—	2,191,193	—		2,191,193
South Korea	—	11,601,851	—		11,601,851
Spain	—	21,441,600	—		21,441,600
Sweden	—	10,947,627	—		10,947,627
Switzerland	—	9,214,981	—		9,214,981
United Kingdom	2,970,445	152,737,797	—		155,708,242
United States	—	41,620,728	—		41,620,728
Forward Currency Contracts	—	226,279	—		226,279
Futures	1,475,840	—	—		1,475,840
Rights
Australia	—	—	—	(b)	— (b)
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	5,213,652	—		5,213,652

Total Assets	$18,687,904	$909,455,158	$20,042		$928,163,104

Liabilities:
Forward Currency Contracts	$—	$(1,485,266)	$—		$(1,485,266)
Futures	(198,098)	—	—		(198,098)

Total Liabilities	$(198,098)	$(1,485,266)	$—		$(1,683,364)

Total	$18,489,806	$907,969,892	$20,042		$926,479,740

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $20,042 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$226,279
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,475,840	*

Total		$1,702,119

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,485,266)
Equity contracts	Payables, Net assets – Unrealized depreciation	(198,098	)*

Total		$(1,683,364)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,009,911)	$(1,009,911)
Equity contracts	8,589,114	—	8,589,114

Total	$8,589,114	$(1,009,911)	$7,579,203

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,222,379)	$(1,222,379)
Equity contracts	3,451,429	—	3,451,429

Total	$3,451,429	$(1,222,379)	$2,229,050

^	The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$101,221,806
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$57,230,057
Average amounts sold – in USD	$47,491,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$38,545	$—	$—	$38,545
HSBC Bank plc	187,734	(187,734)	—	—

Total	$226,279	$(187,734)	$—	$38,545

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$588,585	$—	$—	$588,585
HSBC Bank plc	896,681	(187,734)	—	708,947

Total	$1,485,266	$(187,734)	$—	$1,297,532

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$50,830,433
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$119,169,794

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$249,624,078
Aggregate gross unrealized depreciation	(93,209,170)

Net unrealized appreciation	$156,414,908

Federal income tax cost of investments in securities and derivative instruments, if applicable	$770,064,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $756,546,638)	$921,247,333
Repurchase Agreements (Cost $5,213,652)	5,213,652
Cash	6,773,751
Foreign cash (Cost $83,373,141)	81,217,332
Cash held as collateral at broker for futures	5,863,280
Receivable for securities sold	30,326,152
Dividends, interest and other receivables	4,733,889
Due from broker for futures variation margin	511,139
Unrealized appreciation on forward foreign currency contracts	226,279
Receivable for Portfolio shares sold	52,621
Securities lending income receivable	3,595
Other assets	12,706

Total assets	1,056,181,729

LIABILITIES
Payable for securities purchased	14,511,366
Payable for return of collateral on securities loaned	6,213,652
Unrealized depreciation on forward foreign currency contracts	1,485,266
Investment management fees payable	507,211
Payable for Portfolio shares repurchased	291,043
Distribution fees payable – Class IB	116,807
Administrative fees payable	109,234
Accrued India taxes	107,624
Distribution fees payable – Class IA	4,056
Accrued expenses	96,949

Total liabilities	23,443,208

NET ASSETS	$1,032,738,521

Net assets were comprised of:
Paid in capital	$883,886,647
Total distributable earnings (loss)	148,851,874

Net assets	$1,032,738,521

Class IA
Net asset value, offering and redemption price per share, $19,923,369 / 1,489,674 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.37

Class IB
Net asset value, offering and redemption price per share, $572,458,286 / 42,791,379 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.38

Class K
Net asset value, offering and redemption price per share, $440,356,866 / 32,760,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.44

(x)	Includes value of securities on loan of $8,862,464.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,256,539 foreign withholding tax)	$19,764,753
Interest	479,321
Securities lending (net)	58,599

Total income	20,302,673

EXPENSES
Investment management fees	3,077,414
Distribution fees – Class IB	704,117
Administrative fees	663,733
Custodian fees	141,162
Professional fees	51,070
Printing and mailing expenses	32,733
Distribution fees – Class IA	24,020
Trustees’ fees	15,873
Miscellaneous	20,789

Total expenses	4,730,911

NET INVESTMENT INCOME (LOSS)	15,571,762

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,240,867
Futures contracts	8,589,114
Forward foreign currency contracts	(1,009,911)
Foreign currency transactions	(60,526)

Net realized gain (loss)	15,759,544

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $21,698 on unrealized appreciation on investments)	103,614,271
Futures contracts	3,451,429
Forward foreign currency contracts	(1,222,379)
Foreign currency translations	1,665,026

Net change in unrealized appreciation (depreciation)	107,508,347

NET REALIZED AND UNREALIZED GAIN (LOSS)	123,267,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,839,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,571,762	$20,826,494
Net realized gain (loss)	15,759,544	(3,430,712)
Net change in unrealized appreciation (depreciation)	107,508,347	(168,973,887)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	138,839,653	(151,578,105)

Distributions to shareholders:
Class IA	—	(432,891)
Class IB	—	(13,158,561)
Class K	—	(11,538,150)

Total distributions to shareholders	—	(25,129,602)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 91,485 and 171,022 shares, respectively ]	1,172,209	2,180,633
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,672 shares, respectively ]	—	432,891
Capital shares repurchased [ (100,669) and (241,142) shares, respectively]	(1,303,826)	(3,009,133)

Total Class IA transactions	(131,617)	(395,609)

Class IB
Capital shares sold [ 704,918 and 1,521,476 shares, respectively ]	9,128,215	18,203,824
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,175,015 shares, respectively ]	—	13,158,561
Capital shares repurchased [ (3,455,247) and (4,682,120) shares, respectively]	(44,371,082)	(56,173,757)

Total Class IB transactions	(35,242,867)	(24,811,372)

Class K
Capital shares sold [ 10,250 and 6,465,162 shares, respectively ]	134,349	73,292,680
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,017,376 shares, respectively ]	—	11,538,150
Capital shares repurchased [ (4,151,649) and (4,071,645) shares, respectively]	(54,199,157)	(48,532,320)

Total Class K transactions	(54,064,808)	36,298,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(89,439,292)	11,091,529

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,400,361	(165,616,178)
NET ASSETS:
Beginning of period	983,338,160	1,148,954,338

End of period	$1,032,738,521	$983,338,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.69		$13.90		$13.65		$13.43		$11.44		$13.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.24		0.25	(cc)	0.11	(aa)	0.30	(1)	0.23
Net realized and unrealized gain (loss)	1.49		(2.16)		1.13		0.43		2.28		(2.53)

Total from investment operations	1.68		(1.92)		1.38		0.54		2.58		(2.30)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.32)		(0.17)		(0.30)		(0.24)
Distributions from net realized gains	—		(0.10)		(0.81)		(0.15)		(0.29)		—

Total dividends and distributions	—		(0.29)		(1.13)		(0.32)		(0.59)		(0.24)

Net asset value, end of period	$13.37		$11.69		$13.90		$13.65		$13.43		$11.44

Total return (b)	14.37%		(13.71)%		10.35%		4.21%		22.66%		(16.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,923		$17,527		$21,265		$19,841		$20,054		$17,659
Ratio of expenses to average net assets:
After waivers (a)(f)	1.02%		1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.01%
Before waivers (a)(f)	1.02%		1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.93%		2.02%		1.67	%(dd)	0.96	%(bb)	2.36	%(ee)	1.72%
Before waivers (a)(f)	2.93%		2.02%		1.67	%(dd)	0.96	%(bb)	2.36	%(ee)	1.70%
Portfolio turnover rate^	5	%(z)	18%		14%		20%		16%		42%*

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.70		$13.90		$13.65		$13.43		$11.45		$13.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.24		0.25	(cc)	0.11	(aa)	0.30	(1)	0.23
Net realized and unrealized gain (loss)	1.50		(2.15)		1.13		0.43		2.27		(2.52)

Total from investment operations	1.68		(1.91)		1.38		0.54		2.57		(2.29)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.32)		(0.17)		(0.30)		(0.24)
Distributions from net realized gains	—		(0.10)		(0.81)		(0.15)		(0.29)		—

Total dividends and distributions	—		(0.29)		(1.13)		(0.32)		(0.59)		(0.24)

Net asset value, end of period	$13.38		$11.70		$13.90		$13.65		$13.43		$11.45

Total return (b)	14.36%		(13.63)%		10.35%		4.20%		22.56%		(16.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$572,458		$532,672		$660,619		$653,179		$667,985		$593,864
Ratio of expenses to average net assets:
After waivers (a)(f)	1.02%		1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.01%
Before waivers (a)(f)	1.02%		1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.89%		2.02%		1.67	%(dd)	0.96	%(bb)	2.38	%(ee)	1.72%
Before waivers (a)(f)	2.89%		2.02%		1.67	%(dd)	0.96	%(bb)	2.38	%(ee)	1.70%
Portfolio turnover rate^	5	%(z)	18%		14%		20%		16%		42%*

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.74		$13.95		$13.69		$13.47		$11.47		$14.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.27		0.28	(cc)	0.14	(aa)	0.33	(1)	0.27
Net realized and unrealized gain (loss)	1.50		(2.16)		1.15		0.42		2.30		(2.54)

Total from investment operations	1.70		(1.89)		1.43		0.56		2.63		(2.27)

Less distributions:
Dividends from net investment income	—		(0.22)		(0.36)		(0.19)		(0.34)		(0.27)
Distributions from net realized gains	—		(0.10)		(0.81)		(0.15)		(0.29)		—

Total dividends and distributions	—		(0.32)		(1.17)		(0.34)		(0.63)		(0.27)

Net asset value, end of period	$13.44		$11.74		$13.95		$13.69		$13.47		$11.47

Total return (b)	14.48%		(13.45)%		10.65%		4.41%		22.98%		(16.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$440,357		$433,140		$467,070		$472,110		$379,225		$202,659
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77%		0.82	%(g)	0.83	%(g)	0.81	%(g)	0.78%		0.76%
Before waivers (a)(f)	0.77%		0.82	%(g)	0.83	%(g)	0.81	%(g)	0.78%		0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.14%		2.23%		1.92	%(dd)	1.23	%(bb)	2.58	%(ee)	1.96%
Before waivers (a)(f)	3.14%		2.23%		1.92	%(dd)	1.23	%(bb)	2.58	%(ee)	1.95%
Portfolio turnover rate^	5	%(z)	18%		14%		20%		16%		42%*
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27, $0.27 and $0.30 for Class IA, IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been $0.09, $0.09 and $0.12 for class IA, IB and Class K, respectivel
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18, $0.18 and $0.21 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Financials	18.4%
Health Care	17.6
Industrials	14.0
Information Technology	13.1
Energy	10.0
Consumer Staples	9.0
Communication Services	7.8
Consumer Discretionary	5.2
Materials	2.5
Utilities	1.4
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,038.50	$5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,038.50	5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,039.60	3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.8%)
Entertainment (0.7%)
Walt Disney Co. (The)*	9,230	$824,055
Warner Bros Discovery, Inc.*	100,380	1,258,765

		2,082,820

Interactive Media & Services (4.5%)
Alphabet, Inc., Class A*	34,867	4,173,580
Meta Platforms, Inc., Class A*	28,857	8,281,382

		12,454,962

Media (1.4%)
Comcast Corp., Class A	90,566	3,763,017

Wireless Telecommunication Services (1.2%)
T-Mobile US, Inc.*	24,307	3,376,242

Total Communication Services		21,677,041

Consumer Discretionary (5.2%)
Automobiles (1.7%)
General Motors Co.	119,115	4,593,075

Broadline Retail (0.7%)
eBay, Inc.	42,396	1,894,677

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	581	1,568,892
Las Vegas Sands Corp.*	60,262	3,495,196

		5,064,088

Specialty Retail (0.1%)
Ross Stores, Inc.	3,017	338,296

Textiles, Apparel & Luxury Goods (0.9%)
Ralph Lauren Corp., Class A	19,971	2,462,424

Total Consumer Discretionary		14,352,560

Consumer Staples (9.0%)
Beverages (1.6%)
Coca-Cola Co. (The)	28,229	1,699,951
Keurig Dr Pepper, Inc.	84,367	2,638,156

		4,338,107

Consumer Staples Distribution & Retail (1.0%)
Sysco Corp.	37,483	2,781,239

Food Products (1.5%)
Kraft Heinz Co. (The)	87,409	3,103,019
Tyson Foods, Inc., Class A	18,648	951,794

		4,054,813

Household Products (1.4%)
Kimberly-Clark Corp.	27,840	3,843,590

Personal Care Products (0.9%)
Haleon plc	596,431	2,454,505

Tobacco (2.6%)
Philip Morris International, Inc.	75,201	7,341,122

Total Consumer Staples		24,813,376

Energy (10.0%)
Oil, Gas & Consumable Fuels (10.0%)
Cheniere Energy, Inc.	6,337	965,505
Chevron Corp.	41,701	6,561,652
ConocoPhillips	37,886	3,925,369
Devon Energy Corp.	21,148	1,022,294
Exxon Mobil Corp.	25,823	2,769,517
Hess Corp.	19,733	2,682,701
Marathon Oil Corp.	117,338	2,701,121
Pioneer Natural Resources Co.	11,087	2,297,005
Suncor Energy, Inc.	155,189	4,550,142

Total Energy		27,475,306

Financials (18.4%)
Banks (11.0%)
Bank of America Corp.	216,816	6,220,451
Citigroup, Inc.	72,730	3,348,489
Citizens Financial Group, Inc.	86,526	2,256,598
Fifth Third Bancorp	109,381	2,866,876
Huntington Bancshares, Inc.	258,773	2,789,573
JPMorgan Chase & Co.	25,981	3,778,677
M&T Bank Corp.	19,517	2,415,424
Wells Fargo & Co.	158,388	6,760,000

		30,436,088

Capital Markets (3.5%)
Goldman Sachs Group, Inc. (The)	10,592	3,416,344
Morgan Stanley	17,460	1,491,084
State Street Corp.	65,781	4,813,853

		9,721,281

Insurance (3.9%)
Allstate Corp. (The)	19,680	2,145,907
American International Group, Inc.	106,532	6,129,851
MetLife, Inc.	41,509	2,346,504

		10,622,262

Total Financials		50,779,631

Health Care (17.6%)
Biotechnology (0.2%)
AbbVie, Inc.	2,480	334,131

Health Care Equipment & Supplies (3.4%)
Baxter International, Inc.	33,421	1,522,661
Becton Dickinson & Co.	12,922	3,411,537
Dentsply Sirona, Inc.	32,126	1,285,682
Medtronic plc	36,427	3,209,219

		9,429,099

Health Care Providers & Services (7.8%)
CVS Health Corp.	64,620	4,467,181
Elevance Health, Inc.	13,022	5,785,544
Henry Schein, Inc.*	40,710	3,301,581
Humana, Inc.	5,077	2,270,079
McKesson Corp.	5,885	2,514,719
Universal Health Services, Inc., Class B	20,165	3,181,432

		21,520,536

Pharmaceuticals (6.2%)
Bristol-Myers Squibb Co.	42,357	2,708,730
Johnson & Johnson	27,103	4,486,089
Merck & Co., Inc.	42,234	4,873,381
Sanofi (ADR)	94,428	5,089,669

		17,157,869

Total Health Care		48,441,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (14.0%)
Aerospace & Defense (0.9%)
Textron, Inc.	37,454	$2,533,014

Air Freight & Logistics (2.4%)
FedEx Corp.	26,528	6,576,291

Building Products (2.1%)
Johnson Controls International plc	86,602	5,901,060

Electrical Equipment (3.6%)
Eaton Corp. plc	27,193	5,468,512
Emerson Electric Co.	47,943	4,333,568

		9,802,080

Industrial Conglomerates (1.5%)
General Electric Co.	36,682	4,029,518

Machinery (3.5%)
Caterpillar, Inc.	21,393	5,263,748
Westinghouse Air Brake Technologies Corp.	41,216	4,520,159

		9,783,907

Total Industrials		38,625,870

Information Technology (13.1%)
Communications Equipment (3.4%)
Cisco Systems, Inc.	119,182	6,166,477
F5, Inc.*	22,290	3,260,135

		9,426,612

IT Services (2.8%)
Cognizant Technology Solutions Corp., Class A	64,749	4,226,815
DXC Technology Co.*	129,318	3,455,377

		7,682,192

Semiconductors & Semiconductor Equipment (4.5%)
Intel Corp.	94,405	3,156,903
NXP Semiconductors NV	26,789	5,483,172
QUALCOMM, Inc.	33,291	3,962,961

		12,603,036

Software (2.4%)
Microsoft Corp.	19,315	6,577,530

Total Information Technology		36,289,370

Materials (2.5%)
Chemicals (1.2%)
CF Industries Holdings, Inc.	47,862	3,322,580

Containers & Packaging (1.3%)
International Paper Co.	110,957	3,529,542

Total Materials		6,852,122

Utilities (1.4%)
Multi-Utilities (1.4%)
Dominion Energy, Inc.	73,481	3,805,581

Total Utilities		3,805,581

Total Investments in Securities (99.0%) (Cost $196,348,931)		273,112,492
Other Assets Less Liabilities (1.0%)		2,716,243

Net Assets (100%)		$275,828,735

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	77,181	USD	58,020	Deutsche Bank AG	7/7/2023	242
CAD	2,965,827	USD	2,234,619	Royal Bank of Canada	7/7/2023	4,229
EUR	2,281,814	USD	2,482,268	Deutsche Bank AG	7/7/2023	7,883
EUR	57,785	USD	62,185	Goldman Sachs International	7/7/2023	876
EUR	227,083	USD	245,252	Royal Bank of Canada	7/7/2023	2,565
GBP	956,824	USD	1,205,942	CIBC World Markets, Inc.	7/7/2023	9,239
GBP	27,883	USD	34,892	Royal Bank of Canada	7/7/2023	520
USD	49,833	CAD	65,694	Royal Bank of Canada	7/7/2023	242

Total unrealized appreciation						25,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	74,776	USD	56,893	Barclays Bank plc	7/7/2023	(446)
CAD	93,132	USD	70,780	Deutsche Bank AG	7/7/2023	(476)
EUR	62,465	USD	68,354	Goldman Sachs International	7/7/2023	(185)
USD	2,272,718	CAD	3,046,499	Goldman Sachs International	7/7/2023	(27,028)
USD	73,972	CAD	98,723	Royal Bank of Canada	7/7/2023	(552)
USD	42,496	EUR	39,703	Deutsche Bank AG	7/7/2023	(832)
USD	2,773,171	EUR	2,589,444	Royal Bank of Canada	7/7/2023	(52,698)
USD	1,211,625	GBP	975,761	CIBC World Markets, Inc.	7/7/2023	(27,605)
USD	11,106	GBP	8,946	Royal Bank of Canada	7/7/2023	(256)
USD	2,235,332	CAD	2,965,827	Royal Bank of Canada	7/31/2023	(4,400)
USD	2,539,792	EUR	2,331,952	Deutsche Bank AG	7/31/2023	(8,380)
USD	1,206,164	GBP	956,824	CIBC World Markets, Inc.	7/31/2023	(9,251)

Total unrealized depreciation						(132,109)

Net unrealized depreciation						(106,313)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,677,041	$—	$—	$21,677,041
Consumer Discretionary	14,352,560	—	—	14,352,560
Consumer Staples	22,358,871	2,454,505	—	24,813,376
Energy	27,475,306	—	—	27,475,306
Financials	50,779,631	—	—	50,779,631
Health Care	48,441,635	—	—	48,441,635
Industrials	38,625,870	—	—	38,625,870
Information Technology	36,289,370	—	—	36,289,370
Materials	6,852,122	—	—	6,852,122
Utilities	3,805,581	—	—	3,805,581
Forward Currency Contracts	—	25,796	—	25,796

Total Assets	$270,657,987	$2,480,301	$—	$273,138,288

Liabilities:
Forward Currency Contracts	$—	$(132,109)	$—	$(132,109)

Total Liabilities	$—	$(132,109)	$—	$(132,109)

Total	$270,657,987	$2,348,192	$—	$273,006,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	25,796

Total		$25,796

	Liability Derivatives
Foreign exchange contracts	Payables	(132,109)

Total		$(132,109)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(31,952)	$(31,952)

Total	$(31,952)	$(31,952)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(77,992)	$(77,992)

Total	$(77,992)	$(77,992)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$1,210,799
Average amounts sold – in USD	$8,119,210

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
CIBC World Markets, Inc.	$9,239	$(9,239)	$—	$—
Deutsche Bank AG	8,125	(8,125)	—	—
Goldman Sachs International	876	(876)	—	—
Royal Bank of Canada	7,556	(7,556)	—	—

Total	$25,796	$(25,796)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$446	$—	$—	$446
CIBC World Markets, Inc.	36,856	(9,239)	—	27,617
Deutsche Bank AG	9,688	(8,125)	—	1,563
Goldman Sachs International	27,213	(876)	—	26,337
Royal Bank of Canada	57,906	(7,556)	—	50,350

Total	$132,109	$(25,796)	$—	$106,313

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,490,281
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$36,771,733

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,622,416
Aggregate gross unrealized depreciation	(7,699,524)

Net unrealized appreciation	$75,922,892

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,083,287

For the six months ended June 30, 2023, the Portfolio incurred approximately $3,730 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $196,348,931)	$273,112,492
Cash	3,538,338
Foreign cash (Cost $455)	459
Receivable for securities sold	628,788
Dividends, interest and other receivables	532,857
Receivable for Portfolio shares sold	44,604
Unrealized appreciation on forward foreign currency contracts	25,796
Securities lending income receivable	916
Other assets	3,128

Total assets	277,887,378

LIABILITIES
Payable for securities purchased	1,506,053
Investment management fees payable	136,152
Unrealized depreciation on forward foreign currency contracts	132,109
Payable for Portfolio shares repurchased	124,649
Distribution fees payable – Class IB	36,484
Administrative fees payable	20,852
Distribution fees payable – Class IA	13,087
Accrued expenses	89,257

Total liabilities	2,058,643

NET ASSETS	$275,828,735

Net assets were comprised of:
Paid in capital	$185,168,039
Total distributable earnings (loss)	90,660,696

Net assets	$275,828,735

Class IA
Net asset value, offering and redemption price per share, $64,504,010 / 3,150,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.48

Class IB
Net asset value, offering and redemption price per share, $180,976,675 / 8,829,411 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.50

Class K
Net asset value, offering and redemption price per share, $30,348,050 / 1,483,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.46

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $69,682 foreign withholding tax)	$3,522,179
Interest	142,152
Securities lending (net)	943

Total income	3,665,274

EXPENSES
Investment management fees	892,311
Distribution fees – Class IB	222,780
Administrative fees	128,928
Distribution fees – Class IA	81,552
Professional fees	28,861
Custodian fees	15,690
Printing and mailing expenses	12,571
Trustees’ fees	4,329
Miscellaneous	3,349

Gross expenses	1,390,371
Less: Waiver from investment manager	(56,232)

Net expenses	1,334,139

NET INVESTMENT INCOME (LOSS)	2,331,135

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,385,042
Forward foreign currency contracts	(31,952)
Foreign currency transactions	138

Net realized gain (loss)	10,353,228

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,256,843)
Forward foreign currency contracts	(77,992)
Foreign currency translations	(163)

Net change in unrealized appreciation (depreciation)	(2,334,998)

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,018,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,349,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,331,135	$4,207,786
Net realized gain (loss)	10,353,228	25,652,642
Net change in unrealized appreciation (depreciation)	(2,334,998)	(28,681,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,349,365	1,178,531

Distributions to shareholders:
Class IA	—	(7,165,461)
Class IB	—	(18,949,224)
Class K	—	(3,505,213)

Total distributions to shareholders	—	(29,619,898)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 115,098 and 604,848 shares, respectively ]	2,297,905	13,143,765
Capital shares issued in reinvestment of dividends and distributions [ 0 and 357,800 shares, respectively ]	—	7,165,461
Capital shares repurchased [ (408,006) and (697,776) shares, respectively]	(8,144,802)	(14,923,016)

Total Class IA transactions	(5,846,897)	5,386,210

Class IB
Capital shares sold [ 232,033 and 701,713 shares, respectively ]	4,644,163	15,246,346
Capital shares issued in reinvestment of dividends and distributions [ 0 and 945,296 shares, respectively ]	—	18,949,224
Capital shares repurchased [ (554,438) and (1,130,609) shares, respectively]	(11,019,328)	(24,460,073)

Total Class IB transactions	(6,375,165)	9,735,497

Class K
Capital shares sold [ 36,580 and 219,598 shares, respectively ]	735,090	4,844,486
Capital shares issued in reinvestment of dividends and distributions [ 0 and 175,401 shares, respectively ]	—	3,505,213
Capital shares repurchased [ (217,704) and (285,994) shares, respectively]	(4,361,029)	(6,271,020)

Total Class K transactions	(3,625,939)	2,078,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,848,001)	17,200,386

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,498,636)	(11,240,981)
NET ASSETS:
Beginning of period	281,327,371	292,568,352

End of period	$275,828,735	$281,327,371

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.72		$21.88	$17.33	$17.88	$15.24	$18.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.31	0.27	0.28	0.32	0.27
Net realized and unrealized gain (loss)	0.60		(0.19)	5.43	(0.44)	3.45	(2.51)

Total from investment operations	0.76		0.12	5.70	(0.16)	3.77	(2.24)

Less distributions:
Dividends from net investment income	—		(0.35)	(0.25)	(0.31)	(0.35)	(0.28)
Distributions from net realized gains	—		(1.93)	(0.90)	(0.08)	(0.78)	(0.77)

Total dividends and distributions	—		(2.28)	(1.15)	(0.39)	(1.13)	(1.05)

Net asset value, end of period	$20.48		$19.72	$21.88	$17.33	$17.88	$15.24

Total return (b)	3.85%		0.49%	33.06%	(0.77)%	24.94%	(12.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,504		$67,902	$69,526	$53,972	$58,726	$47,930
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.04%		1.04%	1.04%	1.06%	1.06%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.67%		1.46%	1.27%	1.83%	1.87%	1.43%
Before waivers (a)(f)	1.62%		1.41%	1.23%	1.77%	1.81%	1.39%
Portfolio turnover rate^	11	%(z)	25%	17%	37%	24%	18%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.74		$21.90	$17.35	$17.90	$15.25	$18.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.31	0.27	0.28	0.32	0.26
Net realized and unrealized gain (loss)	0.59		(0.19)	5.43	(0.44)	3.46	(2.50)

Total from investment operations	0.76		0.12	5.70	(0.16)	3.78	(2.24)

Less distributions:
Dividends from net investment income	—		(0.35)	(0.25)	(0.31)	(0.35)	(0.28)
Distributions from net realized gains	—		(1.93)	(0.90)	(0.08)	(0.78)	(0.77)

Total dividends and distributions	—		(2.28)	(1.15)	(0.39)	(1.13)	(1.05)

Net asset value, end of period	$20.50		$19.74	$21.90	$17.35	$17.90	$15.25

Total return (b)	3.85%		0.49%	33.02%	(0.77)%	25.00%	(12.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$180,977		$180,668	$189,080	$150,411	$157,298	$133,585
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.04%		1.04%	1.04%	1.06%	1.06%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.67%		1.46%	1.27%	1.83%	1.87%	1.42%
Before waivers (a)(f)	1.63%		1.41%	1.23%	1.77%	1.81%	1.38%
Portfolio turnover rate^	11	%(z)	25%	17%	37%	24%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.68		$21.83	$17.30	$17.84	$15.20	$18.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.37	0.32	0.31	0.36	0.31
Net realized and unrealized gain (loss)	0.59		(0.18)	5.40	(0.42)	3.45	(2.50)

Total from investment operations	0.78		0.19	5.72	(0.11)	3.81	(2.19)

Less distributions:
Dividends from net investment income	—		(0.41)	(0.29)	(0.35)	(0.39)	(0.33)
Distributions from net realized gains	—		(1.93)	(0.90)	(0.08)	(0.78)	(0.77)

Total dividends and distributions	—		(2.34)	(1.19)	(0.43)	(1.17)	(1.10)

Net asset value, end of period	$20.46		$19.68	$21.83	$17.30	$17.84	$15.20

Total return (b)	3.96%		0.78%	33.28%	(0.50)%	25.30%	(12.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,348		$32,757	$33,962	$29,784	$28,167	$25,056
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.79%		0.79%	0.79%	0.81%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.90%		1.70%	1.51%	2.09%	2.12%	1.67%
Before waivers (a)(f)	1.86%		1.66%	1.47%	2.03%	2.06%	1.63%
Portfolio turnover rate^	11	%(z)	25%	17%	37%	24%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Information Technology	$115,042,915	28.5%
Communication Services	71,106,561	17.6
Consumer Discretionary	59,466,467	14.7
Industrials	51,379,644	12.7
Health Care	44,868,860	11.1
Financials	36,741,392	9.1
Real Estate	15,804,792	3.9
Repurchase Agreement	2,490,228	0.6
Investment Company	1,506,013	0.4
Materials	1,443,674	0.4
Consumer Staples	632,328	0.1
Cash and Other	3,475,547	0.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,229.40	$6.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,228.90	6.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.15% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (0.6%)
Canadian Pacific Kansas City Ltd. (x)	30,985	$2,502,658

China (3.7%)
JD.com, Inc. (ADR)	296,794	10,129,579
Meituan, Class B (m)*	149,780	2,354,254
Tencent Holdings Ltd.	53,300	2,268,583
Yum China Holdings, Inc.	6,107	345,045

		15,097,461

Denmark (3.4%)
Novo Nordisk A/S, Class B	83,882	13,548,097

France (13.2%)
Airbus SE	125,729	18,174,793
Dassault Systemes SE	40,604	1,800,629
EssilorLuxottica SA	11,877	2,247,696
Kering SA	15,228	8,433,839
LVMH Moet Hennessy Louis Vuitton SE	23,200	21,894,433
Pernod Ricard SA	2,862	632,328

		53,183,718

Germany (2.5%)
Allianz SE (Registered)	5,118	1,190,493
SAP SE	65,328	8,920,139

		10,110,632

India (5.7%)
DLF Ltd.	2,637,271	15,804,792
HDFC Bank Ltd.	80,148	1,665,219
ICICI Bank Ltd. (ADR)	248,161	5,727,556

		23,197,567

Israel (0.9%)
Nice Ltd. (ADR)*	17,815	3,678,798

Italy (0.8%)
Brunello Cucinelli SpA	35,208	3,104,227

Japan (6.2%)
Hoya Corp.	15,800	1,884,773
Keyence Corp.	27,256	12,889,858
Murata Manufacturing Co. Ltd.	79,051	4,535,935
Omron Corp.	16,300	998,521
TDK Corp.	121,600	4,708,502

		25,017,589

Netherlands (1.4%)
ASML Holding NV	7,399	5,355,920
Universal Music Group NV	15,735	349,593

		5,705,513

Spain (1.5%)
Amadeus IT Group SA*	78,700	6,000,185

Sweden (4.2%)
Assa Abloy AB, Class B	283,892	6,814,624
Atlas Copco AB, Class A	714,928	10,310,892

		17,125,516

Switzerland (0.9%)
Lonza Group AG (Registered)	5,919	3,534,770

United States (53.1%)
Adobe, Inc.*	29,750	14,547,452
Agilent Technologies, Inc.	31,226	3,754,926
Alphabet, Inc., Class A*	334,541	40,044,558
Amazon.com, Inc.*	33,417	4,356,240
Analog Devices, Inc.	102,868	20,039,715
Avantor, Inc.*	85,921	1,764,817
Boston Scientific Corp.*	25,295	1,368,207
Charles River Laboratories International, Inc.*	6,183	1,299,976
Charter Communications, Inc., Class A*	4,824	1,772,193
Danaher Corp.	8,043	1,930,320
Datadog, Inc., Class A*	9,791	963,239
Ecolab, Inc.	7,733	1,443,674
Equifax, Inc.	35,580	8,371,974
Fidelity National Information Services, Inc.	19,214	1,051,006
IDEXX Laboratories, Inc.*	3,280	1,647,314
Illumina, Inc.*	13,569	2,544,052
Intuit, Inc.	32,490	14,886,593
Intuitive Surgical, Inc.*	11,972	4,093,706
IQVIA Holdings, Inc.*	18,328	4,119,585
Lam Research Corp.	1,274	819,004
Marriott International, Inc., Class A	15,508	2,848,665
Marvell Technology, Inc.	110,069	6,579,925
Meta Platforms, Inc., Class A*	92,939	26,671,634
Microsoft Corp.	22,276	7,585,869
NVIDIA Corp.	11,618	4,914,646
Phathom Pharmaceuticals, Inc. (x)*	78,954	1,130,621
S&P Global, Inc.	46,198	18,520,316
Splunk, Inc.*	17,138	1,818,170
United Parcel Service, Inc., Class B	29,036	5,204,703
Visa, Inc., Class A	36,158	8,586,802

		214,679,902

Total Common Stocks (98.1%) (Cost $215,601,423)		396,486,633

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	1,505,712	1,506,013

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.6%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $2,491,276, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $2,540,033. (xx)	$2,490,228	2,490,228

Total Short-Term Investments (1.0%) (Cost $3,996,241)		3,996,241

Total Investments in Securities (99.1%) (Cost $219,597,664)		400,482,874
Other Assets Less Liabilities (0.9%)		3,475,547

Net Assets (100%)		$403,958,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $2,354,254 or 0.6% of net assets.

(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,509,153. This was collateralized by $20,987 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $2,490,228 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$2,502,658	$—	$—	$2,502,658
China	10,474,624	4,622,837	—	15,097,461
Denmark	—	13,548,097	—	13,548,097
France	—	53,183,718	—	53,183,718
Germany	—	10,110,632	—	10,110,632
India	5,727,556	17,470,011	—	23,197,567
Israel	3,678,798	—	—	3,678,798
Italy	—	3,104,227	—	3,104,227
Japan	—	25,017,589	—	25,017,589
Netherlands	—	5,705,513	—	5,705,513
Spain	—	6,000,185	—	6,000,185
Sweden	—	17,125,516	—	17,125,516
Switzerland	—	3,534,770	—	3,534,770
United States	214,679,902	—	—	214,679,902
Short-Term Investments
Investment Company	1,506,013	—	—	1,506,013
Repurchase Agreement	—	2,490,228	—	2,490,228

Total Assets	$238,569,551	$161,913,323	$—	$400,482,874

Total Liabilities	$—	$—	$—	$—

Total	$238,569,551	$161,913,323	$—	$400,482,874

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$4,088	$4,088

Total	$4,088	$4,088

^ The Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$28,727,407

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,717,266
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$36,477,393

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,580,782
Aggregate gross unrealized depreciation	(10,116,053)

Net unrealized appreciation	$180,464,729

Federal income tax cost of investments in securities and derivative instruments, if applicable	$220,018,145

For the six months ended June 30, 2023, the Portfolio incurred approximately $203 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $217,107,436)	$397,992,646
Repurchase Agreements (Cost $2,490,228)	2,490,228
Cash	6,112,000
Foreign cash (Cost $36,340)	36,218
Receivable for securities sold	820,473
Dividends, interest and other receivables	515,126
Receivable for Portfolio shares sold	218,017
Securities lending income receivable	503
Other assets	4,459

Total assets	408,189,670

LIABILITIES
Payable for return of collateral on securities loaned	2,490,228
Accrued India taxes	893,236
Payable for securities purchased	410,682
Investment management fees payable	247,093
Distribution fees payable – Class IB	69,588
Payable for Portfolio shares repurchased	51,556
Administrative fees payable	30,587
Distribution fees payable – Class IA	12,097
Accrued expenses	26,182

Total liabilities	4,231,249

NET ASSETS	$403,958,421

Net assets were comprised of:
Paid in capital	$222,770,819
Total distributable earnings (loss)	181,187,602

Net assets	$403,958,421

Class IA
Net asset value, offering and redemption price per share, $59,629,768 / 2,424,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.60

Class IB
Net asset value, offering and redemption price per share, $344,328,653 / 14,004,587 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.59

(x)	Includes value of securities on loan of $2,509,153.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $203,560 foreign withholding tax)	$2,033,719
Income from non-cash dividends	120,315
Interest	96,307
Securities lending (net)	1,255

Total income	2,251,596

EXPENSES
Investment management fees	1,558,823
Distribution fees – Class IB	389,157
Administrative fees	172,213
Distribution fees – Class IA	69,318
Custodian fees	37,470
Professional fees	35,489
Printing and mailing expenses	14,903
Trustees’ fees	5,478
Miscellaneous	8,324

Gross expenses	2,291,175
Less: Waiver from investment manager	(179,986)

Net expenses	2,111,189

NET INVESTMENT INCOME (LOSS)	140,407

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $23,683 on realized gain on investments)	3,233,731
Forward foreign currency contracts	4,088
Foreign currency transactions	(17,767)

Net realized gain (loss)	3,220,052

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $446,009 on unrealized appreciation on investments)	71,926,008
Foreign currency translations	10,604

Net change in unrealized appreciation (depreciation)	71,936,612

NET REALIZED AND UNREALIZED GAIN (LOSS)	75,156,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,297,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$140,407	$(449,099)
Net realized gain (loss)	3,220,052	4,866,972
Net change in unrealized appreciation (depreciation)	71,936,612	(158,193,287)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,297,071	(153,775,414)

Distributions to shareholders:
Class IA	—	(1,753,538)
Class IB	—	(9,399,664)

Total distributions to shareholders	—	(11,153,202)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 53,065 and 120,383 shares, respectively ]	1,217,226	2,734,569
Capital shares issued in reinvestment of dividends and distributions [ 0 and 84,612 shares, respectively ]	—	1,753,538
Capital shares repurchased [ (187,632) and (407,460) shares respectively]	(4,211,902)	(9,285,217)

Total Class IA transactions	(2,994,676)	(4,797,110)

Class IB
Capital shares sold [ 588,459 and 1,420,870 shares, respectively ]	13,180,807	32,229,226
Capital shares issued in reinvestment of dividends and distributions [ 0 and 453,565 shares, respectively ]	—	9,399,664
Capital shares repurchased [ (457,881) and (935,078) shares, respectively]	(10,289,734)	(20,782,521)

Total Class IB transactions	2,891,073	20,846,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(103,603)	16,049,259

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,193,468	(148,879,357)
NET ASSETS:
Beginning of period	328,764,953	477,644,310

End of period	$403,958,421	$328,764,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021		2020	2019	2018
Net asset value, beginning of period	$20.01		$30.44		$27.38		$21.56	$16.50	$19.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(3)	(0.03	)(2)	(0.18	)(1)	(0.08)	0.07	0.11
Net realized and unrealized gain (loss)	4.58		(9.70)		4.31		5.90	5.06	(2.74)

Total from investment operations	4.59		(9.73)		4.13		5.82	5.13	(2.63)

Less distributions:
Dividends from net investment income	—		—		—		—	(0.07)	(0.07)
Distributions from net realized gains	—		(0.70)		(1.07)		—	—	(0.52)

Total dividends and distributions	—		(0.70)		(1.07)		—	(0.07)	(0.59)

Net asset value, end of period	$24.60		$20.01		$30.44		$27.38	$21.56	$16.50

Total return (b)	22.94%		(32.04)%		15.09%		27.00%	31.09%	(13.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,630		$51,211		$84,057		$81,023	$72,102	$61,264
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%		1.15%	1.15%	1.19%
Before waivers (a)(f)	1.25%		1.25%		1.24%		1.25%	1.25%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.07	%(cc)	(0.13	)%(bb)	(0.62	)%(aa)	(0.39)%	0.36%	0.55%
Before waivers (a)(f)	(0.02	)%(cc)	(0.23	)%(bb)	(0.70	)%(aa)	(0.49)%	0.26%	0.40%
Portfolio turnover rate^	9	%(z)	21%		15%		15%	20%	18%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020	2019	2018
Net asset value, beginning of period	$20.01		$30.43		$27.37		$21.55	$16.49	$19.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(3)	(0.03	)(2)	(0.19	)(1)	(0.09)	0.07	0.10
Net realized and unrealized gain (loss)	4.57		(9.69)		4.32		5.91	5.06	(2.73)

Total from investment operations	4.58		(9.72)		4.13		5.82	5.13	(2.63)

Less distributions:
Dividends from net investment income	—		—		—		—	(0.07)	(0.07)
Distributions from net realized gains	—		(0.70)		(1.07)		—	—	(0.52)

Total dividends and distributions	—		(0.70)		(1.07)		—	(0.07)	(0.59)

Net asset value, end of period	$24.59		$20.01		$30.43		$27.37	$21.55	$16.49

Total return (b)	22.89%		(32.01)%		15.10%		27.01%	31.11%	(13.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$344,329		$277,554		$393,587		$336,166	$265,641	$190,308
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%		1.15%	1.15%	1.19%
Before waivers (a)(f)	1.25%		1.25%		1.24%		1.25%	1.25%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.08	%(cc)	(0.12	)%(bb)	(0.62	)%(aa)	(0.39)%	0.34%	0.50%
Before waivers (a)(f)	(0.02	)%(cc)	(0.23	)%(bb)	(0.70	)%(aa)	(0.50)%	0.24%	0.36%
Portfolio turnover rate^	9	%(z)	21%		15%		15%	20%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.20) and $(0.20) for Class IA and Class IB respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05) and $(0.05) for Class IA and Class IB, respectively.
(3)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be less than $0.005 for Class IA and Class IB respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.04% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Real Estate	$106,622,269	51.8%
Energy	39,900,495	19.4
Materials	19,447,034	9.4
Utilities	18,076,646	8.8
Repurchase Agreement	10,026,276	4.9
Industrials	8,272,479	4.0
Communication Services	6,694,478	3.2
Consumer Staples	5,070,000	2.5
Investment Company	5,000,000	2.4
Cash and Other	(13,260,311)	(6.4)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,032.70	$5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	5.74

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.5%)
Dexus (REIT)	209,772	$1,091,757

Belgium (0.9%)
Cofinimmo SA (REIT)	25,616	1,924,018

Canada (16.9%)
Canfor Corp.*	317,860	5,705,764
Enbridge, Inc.	206,338	7,669,435
Interfor Corp.*	300,001	5,656,935
Keyera Corp.	81,269	1,874,141
Nutrien Ltd. (x)	90,354	5,334,279
Pembina Pipeline Corp.	98,876	3,108,651
RioCan REIT (REIT) (x)	201,200	2,928,202
TC Energy Corp. (x)	60,823	2,458,172

		34,735,579

China (2.0%)
ENN Energy Holdings Ltd.	329,600	4,118,920

France (4.5%)
Covivio SA (REIT)	20,299	960,306
Vinci SA	71,175	8,272,479

		9,232,785

Germany (1.5%)
LEG Immobilien SE*	52,824	3,033,738

Hong Kong (3.0%)
Hang Lung Properties Ltd.	1,996,000	3,080,670
Link REIT (REIT)	563,200	3,135,525

		6,216,195

Japan (3.3%)
Japan Prime Realty Investment Corp. (REIT) (x)	805	1,946,976
Mitsui Fudosan Co. Ltd.	246,300	4,914,191

		6,861,167

Netherlands (0.7%)
Shell plc	47,563	1,416,122

Spain (3.3%)
Cellnex Telecom SA (m)	165,132	6,694,478

Sweden (0.8%)
Castellum AB (x)	181,926	1,738,038

United Kingdom (5.2%)
Derwent London plc (REIT)	39,421	1,026,101
National Grid plc	228,960	3,025,506
Pennon Group plc	362,144	3,274,695
Segro plc (REIT)	374,639	3,415,603

		10,741,905

United States (56.5%)
Alexandria Real Estate Equities, Inc. (REIT)	33,397	3,790,226
American Tower Corp. (REIT)	53,910	10,455,305
Archer-Daniels-Midland Co.	67,099	5,070,000
Brixmor Property Group, Inc. (REIT)	140,468	3,090,296
Camden Property Trust (REIT)	19,447	2,117,195
CenterPoint Energy, Inc.	44,521	1,297,787
Cheniere Energy, Inc.	44,729	6,814,910
Chevron Corp.	6,326	995,396
Corteva, Inc.	47,994	2,750,056
Crown Castle, Inc. (REIT)	52,604	5,993,700
Digital Realty Trust, Inc. (REIT) (x)	50,443	5,743,944
EOG Resources, Inc.	14,525	1,662,241
Equinix, Inc. (REIT)	3,392	2,659,124
Equity Residential (REIT)	16,278	1,073,860
Essential Utilities, Inc.	159,352	6,359,738
Exxon Mobil Corp.	7,707	826,576
Healthpeak Properties, Inc. (REIT)	162,211	3,260,441
Kilroy Realty Corp. (REIT)	120,422	3,623,498
Kinder Morgan, Inc.	102,812	1,770,423
Mid-America Apartment Communities, Inc. (REIT)	7,434	1,128,927
ONEOK, Inc.	23,591	1,456,037
Pebblebrook Hotel Trust (REIT) (x)	75,003	1,045,542
Pioneer Natural Resources Co.	8,931	1,850,325
Prologis, Inc. (REIT)	50,207	6,156,884
Public Storage (REIT)	10,897	3,180,616
Regency Centers Corp. (REIT)	60,453	3,734,182
Rexford Industrial Realty, Inc. (REIT)	91,114	4,757,973
RLJ Lodging Trust (REIT)	110,643	1,136,304
SBA Communications Corp. (REIT), Class A	19,340	4,482,238
Simon Property Group, Inc. (REIT)	12,216	1,410,704
Sun Communities, Inc. (REIT)	37,544	4,897,990
Targa Resources Corp.	80,488	6,125,137
UDR, Inc. (REIT)	18,258	784,364
Welltower, Inc. (REIT)	15,775	1,276,040
Williams Cos., Inc. (The)	57,399	1,872,929
WP Carey, Inc. (REIT)	24,094	1,627,791

		116,278,699

Total Common Stocks (99.1%) (Cost $215,034,323)		204,083,401

SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (4.9%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $10,030,479, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $10,231,088. (xx)	$10,026,276	10,026,276

Total Short-Term Investments (7.3%) (Cost $15,026,276)		15,026,276

Total Investments in Securities (106.4%) (Cost $230,060,599)		219,109,677
Other Assets Less Liabilities (-6.4%)		(13,260,311)

Net Assets (100%)		$205,849,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $6,694,478 or 3.3% of net assets.

(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $16,005,940. This was collateralized by $1,499,047 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.500%, maturing 10/26/23 – 11/15/52 and by cash of $15,026,276 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,091,757	$—	$1,091,757
Belgium	—	1,924,018	—	1,924,018
Canada	34,735,579	—	—	34,735,579
China	—	4,118,920	—	4,118,920
France	—	9,232,785	—	9,232,785
Germany	—	3,033,738	—	3,033,738
Hong Kong	—	6,216,195	—	6,216,195
Japan	—	6,861,167	—	6,861,167
Netherlands	—	1,416,122	—	1,416,122
Spain	—	6,694,478	—	6,694,478
Sweden	—	1,738,038	—	1,738,038
United Kingdom	—	10,741,905	—	10,741,905
United States	116,278,699	—	—	116,278,699
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreement	$—	$10,026,276	$—	$10,026,276

Total Assets	$156,014,278	$63,095,399	$—	$219,109,677

Total Liabilities	$—	$—	$—	$—

Total	$156,014,278	$63,095,399	$—	$219,109,677

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$3,121	$3,121

Total	$3,121	$3,121

^ The Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$52,870

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$108,512,089
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$109,634,294

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,453,382
Aggregate gross unrealized depreciation	(21,849,355)

Net unrealized depreciation	$(11,395,973)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$230,505,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $220,034,323)	$209,083,401
Repurchase Agreements (Cost $10,026,276)	10,026,276
Cash	599,557
Foreign cash (Cost $203,064)	200,601
Receivable for securities sold	1,762,918
Dividends, interest and other receivables	893,485
Receivable for Portfolio shares sold	60,871
Securities lending income receivable	4,215
Other assets	30,852

Total assets	222,662,176

LIABILITIES
Payable for return of collateral on securities loaned	15,026,276
Payable for securities purchased	1,522,652
Investment management fees payable	122,798
Payable for Portfolio shares repurchased	46,616
Distribution fees payable – Class IB	41,768
Administrative fees payable	15,640
Accrued expenses	37,060

Total liabilities	16,812,810

NET ASSETS	$205,849,366

Net assets were comprised of:
Paid in capital	$210,663,252
Total distributable earnings (loss)	(4,813,886)

Net assets	$205,849,366

Class IB
Net asset value, offering and redemption price per share, $205,849,366 / 13,876,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.83

(x)	Includes value of securities on loan of $16,005,940.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $187,901 foreign withholding tax)	$3,704,613
Interest	21,145
Securities lending (net)	10,462

Total income	3,736,220

EXPENSES
Investment management fees	762,054
Distribution fees – Class IB	259,201
Administrative fees	97,373
Professional fees	31,710
Custodian fees	18,541
Printing and mailing expenses	10,752
Trustees’ fees	3,230
Miscellaneous	6,918

Total expenses	1,189,779

NET INVESTMENT INCOME (LOSS)	2,546,441

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,573,015
Forward foreign currency contracts	3,121
Foreign currency transactions	(16,333)

Net realized gain (loss)	3,559,803

Change in unrealized appreciation (depreciation) on:
Investments in securities	675,809
Foreign currency translations	1,713

Net change in unrealized appreciation (depreciation)	677,522

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,237,325

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,783,766

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,546,441	$3,474,409
Net realized gain (loss)	3,559,803	6,312,807
Net change in unrealized appreciation (depreciation)	677,522	(30,425,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,783,766	(20,638,030)

Distributions to shareholders:
Class IB	—	(10,664,369)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 483,482 and 933,607 shares, respectively ]	7,220,015	14,591,768
Capital shares issued in reinvestment of dividends and distributions [ 0 and 720,881 shares, respectively ]	—	10,664,369
Capital shares repurchased [ (771,144) and (1,742,645) shares, respectively]	(11,516,669)	(27,477,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,296,654)	(2,221,163)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,487,112	(33,523,562)
NET ASSETS:
Beginning of period	203,362,254	236,885,816

End of period	$205,849,366	$203,362,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$14.36		$16.62		$14.29		$16.74		$14.96		$15.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.25		0.26		0.24		0.34		0.07
Net realized and unrealized gain (loss)	0.29		(1.72)		2.71		(2.30)		2.98		(0.25)

Total from investment operations	0.47		(1.47)		2.97		(2.06)		3.32		(0.18)

Less distributions:
Dividends from net investment income	—		(0.26)		(0.48)		(0.35)		(0.74)		(0.09)
Distributions from net realized gains	—		(0.53)		(0.16)		(0.04)		(0.80)		—

Total dividends and distributions	—		(0.79)		(0.64)		(0.39)		(1.54)		(0.09)

Net asset value, end of period	$14.83		$14.36		$16.62		$14.29		$16.74		$14.96

Total return (b)	3.27%		(8.97)%		20.99%		(12.22)%		22.53%		(1.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$205,849		$203,362		$236,886		$195,437		$229,987		$196,349
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.14	%(k)	1.18	%(g)(m)	1.20	%(n)	1.21	%(o)	1.28	%(g)(p)
Before waivers (a)(f)	1.15%		1.14%		1.18	%(g)	1.21%		1.21%		1.28	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.46%		1.60%		1.62%		1.70%		2.00%		2.23	%(l)
Before waivers (a)(f)	2.46%		1.60%		1.62%		1.68%		2.00%		2.23	%(l)
Portfolio turnover rate^	52	%(z)	100%		140%		155%		58%		8	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005% for the year ended December 31, 2021 and Tax expense of 0.01% for the period ended December 31, 2018.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB.
(p)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	48.8%
Investment Companies	14.2
Information Technology	9.5
Health Care	4.5
Financials	4.3
Consumer Discretionary	3.4
Industrials	2.9
Communication Services	2.8
Consumer Staples	2.1
Energy	1.3
Repurchase Agreement	1.0
Materials	0.8
Utilities	0.7
Real Estate	0.7
Exchange Traded Funds	0.1
Cash and Other	2.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,069.30	$5.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.18	5.67

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	20,778	$331,409
Verizon Communications, Inc.	12,010	446,652

		778,061

Entertainment (0.4%)
Activision Blizzard, Inc.*	2,167	182,678
Electronic Arts, Inc.	880	114,136
Live Nation Entertainment, Inc.*	438	39,906
Netflix, Inc.*	1,247	549,291
Take-Two Interactive Software, Inc.*	340	50,034
Walt Disney Co. (The)*	5,054	451,221
Warner Bros Discovery, Inc.*	6,525	81,824

		1,469,090

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	17,192	2,057,882
Alphabet, Inc., Class C*	17,450	2,110,926
Match Group, Inc.*	843	35,280
Meta Platforms, Inc., Class A*	6,773	1,943,716

		6,147,804

Media (0.3%)
Charter Communications, Inc., Class A*	536	196,910
Comcast Corp., Class A	14,352	596,326
Fox Corp., Class A	996	33,864
Fox Corp., Class B	411	13,107
Interpublic Group of Cos., Inc. (The)	1,149	44,328
News Corp., Class A	1,287	25,097
News Corp., Class B	693	13,666
Omnicom Group, Inc.	693	65,939
Paramount Global, Class B (x)	1,655	26,331

		1,015,568

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	910	126,399

Total Communication Services		9,536,922

Consumer Discretionary (3.4%)
Automobile Components (0.0%)†
Aptiv plc*	781	79,733
BorgWarner, Inc.	598	29,248

		108,981

Automobiles (0.6%)
Ford Motor Co.	11,302	170,999
General Motors Co.	3,494	134,729
Tesla, Inc.*	6,644	1,739,200

		2,044,928

Broadline Retail (1.0%)
Amazon.com, Inc.*	23,563	3,071,673
eBay, Inc.	2,709	121,065
Etsy, Inc.*	331	28,006

		3,220,744

Distributors (0.1%)
Genuine Parts Co.	441	74,630
LKQ Corp.	824	48,015
Pool Corp.	116	43,458

		166,103

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.*	144	388,848
Caesars Entertainment, Inc.*	665	33,895
Carnival Corp.*	1,112	20,939
Chipotle Mexican Grill, Inc., Class A*	80	171,120
Darden Restaurants, Inc.	365	60,984
Domino’s Pizza, Inc.	113	38,080
Expedia Group, Inc.*	368	40,256
Hilton Worldwide Holdings, Inc.	809	117,750
Las Vegas Sands Corp.*	1,005	58,290
Marriott International, Inc., Class A	803	147,503
McDonald’s Corp.	2,271	677,689
MGM Resorts International	1,333	58,545
Norwegian Cruise Line Holdings Ltd.*	533	11,604
Royal Caribbean Cruises Ltd.*	487	50,521
Starbucks Corp.	3,969	393,169
Wynn Resorts Ltd.	264	27,881
Yum! Brands, Inc.	929	128,713

		2,425,787

Household Durables (0.1%)
DR Horton, Inc.	968	117,796
Garmin Ltd.	337	35,146
Lennar Corp., Class A	745	93,356
Mohawk Industries, Inc.*	184	18,981
Newell Brands, Inc.	1,437	12,502
NVR, Inc.*	6	38,104
PulteGroup, Inc.	677	52,589
Whirlpool Corp.	184	27,377

		395,851

Leisure Products (0.0%)†
Hasbro, Inc.	355	22,993

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	208	14,622
AutoZone, Inc.*	92	229,389
Bath & Body Works, Inc.	714	26,775
Best Buy Co., Inc.	745	61,053
CarMax, Inc.*	521	43,608
Home Depot, Inc. (The)	3,319	1,031,014
Lowe’s Cos., Inc.	2,384	538,069
O’Reilly Automotive, Inc.*	245	234,048
Ross Stores, Inc.	1,076	120,652
TJX Cos., Inc. (The)	3,604	305,583
Tractor Supply Co.	352	77,827
Ulta Beauty, Inc.*	169	79,531

		2,762,171

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	3,656	403,513
Ralph Lauren Corp., Class A	163	20,098
Tapestry, Inc.	852	36,465
VF Corp.	889	16,971

		477,047

Total Consumer Discretionary		11,624,605

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	800	53,424
Coca-Cola Co. (The)	10,938	658,686
Constellation Brands, Inc., Class A	469	115,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Keurig Dr Pepper, Inc.	2,148	$67,168
Molson Coors Beverage Co., Class B	567	37,331
Monster Beverage Corp.*	2,286	131,308
PepsiCo, Inc.	3,999	740,695

		1,804,047

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,247	671,360
Dollar General Corp.	754	128,014
Dollar Tree, Inc.*	726	104,181
Kroger Co. (The)	2,292	107,724
Sysco Corp.	1,327	98,464
Target Corp.	1,612	212,623
Walgreens Boots Alliance, Inc.	2,433	69,316
Walmart, Inc.	4,162	654,183

		2,045,865

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,594	120,443
Bunge Ltd.	401	37,834
Campbell Soup Co.	478	21,849
Conagra Brands, Inc.	1,128	38,036
General Mills, Inc.	1,640	125,788
Hershey Co. (The)	420	104,874
Hormel Foods Corp.	732	29,441
J M Smucker Co. (The)	303	44,744
Kellogg Co.	751	50,617
Kraft Heinz Co. (The)	1,655	58,752
Lamb Weston Holdings, Inc.	426	48,969
McCormick & Co., Inc. (Non-Voting)	690	60,189
Mondelez International, Inc., Class A	4,272	311,600
Tyson Foods, Inc., Class A	892	45,528

		1,098,664

Household Products (0.5%)
Church & Dwight Co., Inc.	745	74,671
Clorox Co. (The)	401	63,775
Colgate-Palmolive Co.	2,544	195,990
Kimberly-Clark Corp.	1,005	138,750
Procter & Gamble Co. (The)	7,190	1,091,011

		1,564,197

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	659	129,414

Tobacco (0.2%)
Altria Group, Inc.	5,342	241,993
Philip Morris International, Inc.	4,434	432,847

		674,840

Total Consumer Staples		7,317,027

Energy (1.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	1,192	37,679
Halliburton Co.	2,516	83,003
Schlumberger NV	3,978	195,399

		316,081

Oil, Gas & Consumable Fuels (1.2%)
APA Corp.	1,116	38,134
Chevron Corp.	5,670	892,174
ConocoPhillips	3,975	411,850
Coterra Energy, Inc.	1,474	37,292
Devon Energy Corp.	1,453	70,238
Diamondback Energy, Inc.	444	58,324
EOG Resources, Inc.	1,667	190,771
EQT Corp.	1,073	44,132
Exxon Mobil Corp.	12,222	1,310,810
Hess Corp.	781	106,177
Kinder Morgan, Inc.	5,663	97,517
Marathon Oil Corp.	2,485	57,205
Marathon Petroleum Corp.	1,306	152,280
Occidental Petroleum Corp.	2,691	158,231
ONEOK, Inc.	1,232	76,039
Phillips 66	1,214	115,791
Pioneer Natural Resources Co.	481	99,654
Targa Resources Corp.	696	52,966
Valero Energy Corp.	1,247	146,273
Williams Cos., Inc. (The)	2,442	79,682

		4,195,540

Total Energy		4,511,621

Financials (4.3%)
Banks (1.1%)
Bank of America Corp.	26,601	763,183
Citigroup, Inc.	7,147	329,048
Citizens Financial Group, Inc.	1,330	34,686
Comerica, Inc.	509	21,561
Fifth Third Bancorp	2,020	52,944
Huntington Bancshares, Inc.	3,108	33,504
JPMorgan Chase & Co.	9,650	1,403,496
KeyCorp	3,071	28,376
M&T Bank Corp.	567	70,172
PNC Financial Services Group, Inc. (The)	1,318	166,002
Regions Financial Corp.	3,003	53,514
Truist Financial Corp.	3,822	115,998
US Bancorp	4,434	146,499
Wells Fargo & Co.	12,387	528,677
Zions Bancorp NA	509	13,672

		3,761,332

Capital Markets (0.9%)
Ameriprise Financial, Inc.	429	142,497
Bank of New York Mellon Corp. (The)	2,859	127,283
BlackRock, Inc.	362	250,193
Cboe Global Markets, Inc.	352	48,579
Charles Schwab Corp. (The)	3,399	192,655
CME Group, Inc.	968	179,361
FactSet Research Systems, Inc.	123	49,280
Franklin Resources, Inc.	834	22,276
Goldman Sachs Group, Inc. (The)	978	315,444
Intercontinental Exchange, Inc.	1,652	186,808
MarketAxess Holdings, Inc.	117	30,586
Moody’s Corp.	472	164,124
Morgan Stanley	4,606	393,352
MSCI, Inc., Class A	251	117,792
Nasdaq, Inc.	1,143	56,979
Northern Trust Corp.	598	44,336
Raymond James Financial, Inc.	570	59,149
S&P Global, Inc.	1,008	404,097
State Street Corp.	1,063	77,790
T. Rowe Price Group, Inc.	705	78,974

		2,941,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
American Express Co.	1,989	$346,484
Capital One Financial Corp.	1,345	147,103
Discover Financial Services	1,017	118,836
Synchrony Financial	1,937	65,703

		678,126

Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	5,532	1,886,412
Fidelity National Information Services, Inc.	1,330	72,751
Fiserv, Inc.*	1,146	144,568
FleetCor Technologies, Inc.*	254	63,774
Global Payments, Inc.	855	84,235
Jack Henry & Associates, Inc.	239	39,992
Mastercard, Inc., Class A	2,608	1,025,726
PayPal Holdings, Inc.*	3,215	214,537
Visa, Inc., Class A	5,081	1,206,636

		4,738,631

Insurance (0.7%)
Aflac, Inc.	2,164	151,047
Allstate Corp. (The)	1,014	110,567
American International Group, Inc.	2,541	146,209
Aon plc, Class A	742	256,138
Arch Capital Group Ltd.*	1,192	89,221
Arthur J Gallagher & Co.	512	112,420
Assurant, Inc.	135	16,972
Brown & Brown, Inc.	772	53,145
Chubb Ltd.	1,388	267,273
Cincinnati Financial Corp.	401	39,025
Everest Re Group Ltd.	113	38,630
Globe Life, Inc.	328	35,955
Hartford Financial Services Group, Inc. (The)	1,033	74,397
Lincoln National Corp.	622	16,023
Loews Corp.	693	41,150
Marsh & McLennan Cos., Inc.	1,437	270,271
MetLife, Inc.	2,914	164,728
Principal Financial Group, Inc.	751	56,956
Progressive Corp. (The)	1,701	225,161
Prudential Financial, Inc.	1,207	106,482
Travelers Cos., Inc. (The)	763	132,503
W R Berkley Corp.	671	39,965
Willis Towers Watson plc	389	91,610

		2,535,848

Total Financials		14,655,492

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.	5,286	712,183
Amgen, Inc.	1,912	424,502
Biogen, Inc.*	613	174,613
Gilead Sciences, Inc.	3,898	300,419
Incyte Corp.*	484	30,129
Moderna, Inc.*	907	110,200
Regeneron Pharmaceuticals, Inc.*	227	163,109
Vertex Pharmaceuticals, Inc.*	751	264,284

		2,179,439

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	5,195	566,359
Align Technology, Inc.*	218	77,093
Baxter International, Inc.	1,443	65,743
Becton Dickinson & Co.	781	206,192
Boston Scientific Corp.*	4,021	217,496
Cooper Cos., Inc. (The)	150	57,514
Dentsply Sirona, Inc.	598	23,932
Dexcom, Inc.*	1,109	142,518
Edwards Lifesciences Corp.*	1,692	159,606
GE HealthCare Technologies, Inc.	1,005	81,646
Hologic, Inc.*	809	65,505
IDEXX Laboratories, Inc.*	245	123,046
Insulet Corp.*	221	63,723
Intuitive Surgical, Inc.*	1,005	343,650
Medtronic plc	3,917	345,088
ResMed, Inc.	444	97,014
STERIS plc	264	59,395
Stryker Corp.	929	283,429
Teleflex, Inc.	135	32,674
Zimmer Biomet Holdings, Inc.	598	87,069

		3,098,692

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	469	90,250
Cardinal Health, Inc.	941	88,990
Centene Corp.*	1,655	111,630
Cigna Group (The)	1,082	303,609
CVS Health Corp.	3,687	254,882
DaVita, Inc.*	389	39,083
Elevance Health, Inc.	732	325,220
HCA Healthcare, Inc.	806	244,605
Henry Schein, Inc.*	441	35,765
Humana, Inc.	398	177,958
Laboratory Corp. of America Holdings	303	73,123
McKesson Corp.	588	251,258
Molina Healthcare, Inc.*	172	51,813
Quest Diagnostics, Inc.	365	51,305
UnitedHealth Group, Inc.	2,764	1,328,489
Universal Health Services, Inc., Class B	245	38,654

		3,466,634

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	962	115,680
Bio-Rad Laboratories, Inc., Class A*	73	27,676
Bio-Techne Corp.	457	37,305
Charles River Laboratories International, Inc.*	159	33,430
Danaher Corp.	1,771	425,040
Illumina, Inc.*	426	79,871
IQVIA Holdings, Inc.*	469	105,417
Mettler-Toledo International, Inc.*	85	111,489
Revvity, Inc.	368	43,715
Thermo Fisher Scientific, Inc.	1,174	612,534
Waters Corp.*	245	65,302
West Pharmaceutical Services, Inc.	208	79,554

		1,737,013

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	6,653	425,459
Catalent, Inc.*	457	19,816
Eli Lilly and Co.	2,755	1,292,040
Johnson & Johnson	7,778	1,287,415
Merck & Co., Inc.	7,842	904,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Organon & Co.	782	$16,273
Pfizer, Inc.	18,023	661,084
Viatris, Inc.	3,653	36,457
Zoetis, Inc., Class A	1,404	241,783

		4,885,215

Total Health Care		15,366,993

Industrials (2.9%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	187	36,488
Boeing Co. (The)*	1,526	322,230
General Dynamics Corp.	769	165,450
Howmet Aerospace, Inc.	1,143	56,647
Huntington Ingalls Industries, Inc.	135	30,726
L3Harris Technologies, Inc.	659	129,012
Lockheed Martin Corp.	714	328,711
Northrop Grumman Corp.	496	226,077
Raytheon Technologies Corp.	4,195	410,942
Textron, Inc.	714	48,288
TransDigm Group, Inc.	138	123,396

		1,877,967

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	401	37,834
Expeditors International of Washington, Inc.	478	57,900
FedEx Corp.	720	178,488
United Parcel Service, Inc., Class B	1,974	353,840

		628,062

Building Products (0.2%)
A O Smith Corp.	463	33,697
Allegion plc	267	32,045
Carrier Global Corp.	2,268	112,742
Johnson Controls International plc	2,700	183,978
Masco Corp.	880	50,495
Trane Technologies plc	748	143,063

		556,020

Commercial Services & Supplies (0.2%)
Cintas Corp.	254	126,258
Copart, Inc.*	1,177	107,354
Republic Services, Inc., Class A	693	106,147
Rollins, Inc.	567	24,285
Waste Management, Inc.	1,146	198,739

		562,783

Construction & Engineering (0.0%)†
Quanta Services, Inc.	398	78,187

Electrical Equipment (0.2%)
AMETEK, Inc.	662	107,164
Eaton Corp. plc	1,238	248,962
Emerson Electric Co.	1,851	167,312
Generac Holdings, Inc.*	187	27,887
Rockwell Automation, Inc.	368	121,238

		672,563

Ground Transportation (0.3%)
CSX Corp.	7,493	255,511
JB Hunt Transport Services, Inc.	227	41,094
Norfolk Southern Corp.	837	189,798
Old Dominion Freight Line, Inc.	310	114,623
Union Pacific Corp.	2,213	452,824

		1,053,850

Industrial Conglomerates (0.3%)
3M Co.	1,692	169,352
General Electric Co.	3,022	331,967
Honeywell International, Inc.	2,148	445,710

		947,029

Machinery (0.6%)
Caterpillar, Inc.	1,732	426,159
Cummins, Inc.	469	114,980
Deere & Co.	919	372,370
Dover Corp.	469	69,248
Fortive Corp.	880	65,798
IDEX Corp.	221	47,572
Illinois Tool Works, Inc.	864	216,138
Ingersoll Rand, Inc.	668	43,660
Nordson Corp.	135	33,504
Otis Worldwide Corp.	1,155	102,807
PACCAR, Inc.	1,480	123,802
Parker-Hannifin Corp.	380	148,215
Pentair plc	478	30,879
Snap-on, Inc.	169	48,704
Stanley Black & Decker, Inc.	463	43,388
Westinghouse Air Brake Technologies Corp.	135	14,805
Xylem, Inc.	509	57,324

		1,959,353

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	313	16,646
American Airlines Group, Inc.*	1,161	20,828
Delta Air Lines, Inc.*	1,817	86,380
Southwest Airlines Co.	1,443	52,251
United Airlines Holdings, Inc.*	622	34,129

		210,234

Professional Services (0.3%)
Automatic Data Processing, Inc.	1,253	275,397
Broadridge Financial Solutions, Inc.	359	59,461
Ceridian HCM Holding, Inc.*	405	27,123
CoStar Group, Inc.*	1,244	110,716
Equifax, Inc.	374	88,002
Jacobs Solutions, Inc.	310	36,856
Leidos Holdings, Inc.	420	37,162
Paychex, Inc.	968	108,290
Paycom Software, Inc.	156	50,113
Robert Half International, Inc.	310	23,318
Verisk Analytics, Inc., Class A	429	96,967

		913,405

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,676	98,867
United Rentals, Inc.	233	103,771
WW Grainger, Inc.	169	133,272

		335,910

Total Industrials		9,795,363

Information Technology (9.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	631	102,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cisco Systems, Inc.	13,812	$714,633
F5, Inc.*	196	28,667
Juniper Networks, Inc.	975	30,546
Motorola Solutions, Inc.	457	134,029

		1,010,135

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,692	143,735
CDW Corp.	420	77,070
Corning, Inc.	2,403	84,201
Keysight Technologies, Inc.*	613	102,647
TE Connectivity Ltd.	1,017	142,543
Teledyne Technologies, Inc.*	144	59,200
Trimble, Inc.*	668	35,364
Zebra Technologies Corp., Class A*	159	47,037

		691,797

IT Services (0.4%)
Accenture plc, Class A	1,833	565,627
Akamai Technologies, Inc.*	469	42,149
Cognizant Technology Solutions Corp., Class A	1,661	108,430
DXC Technology Co.*	800	21,376
EPAM Systems, Inc.*	162	36,409
Gartner, Inc.*	254	88,979
International Business Machines Corp.	2,449	327,701
VeriSign, Inc.*	294	66,435

		1,257,106

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	3,696	421,011
Analog Devices, Inc.	1,587	309,164
Applied Materials, Inc.	2,921	422,201
Broadcom, Inc.	1,180	1,023,567
Enphase Energy, Inc.*	359	60,125
First Solar, Inc.*	316	60,069
Intel Corp.	13,451	449,801
KLA Corp.	463	224,564
Lam Research Corp.	472	303,430
Microchip Technology, Inc.	1,336	119,692
Micron Technology, Inc.	3,325	209,841
Monolithic Power Systems, Inc.	123	66,448
NVIDIA Corp.	7,011	2,965,793
NXP Semiconductors NV	809	165,586
ON Semiconductor Corp.*	1,232	116,523
Qorvo, Inc.*	337	34,384
QUALCOMM, Inc.	4,343	516,991
Skyworks Solutions, Inc.	546	60,437
SolarEdge Technologies, Inc.*	159	42,779
Teradyne, Inc.	506	56,333
Texas Instruments, Inc.	2,823	508,197

		8,136,936

Software (3.3%)
Adobe, Inc.*	1,413	690,943
ANSYS, Inc.*	239	78,935
Autodesk, Inc.*	650	132,996
Cadence Design Systems, Inc.*	754	176,828
Fair Isaac Corp.*	76	61,500
Fortinet, Inc.*	2,127	160,780
Gen Digital, Inc.	1,931	35,820
Intuit, Inc.	714	327,148
Microsoft Corp.	22,527	7,671,345
Oracle Corp.	7,232	861,259
PTC, Inc.*	291	41,409
Roper Technologies, Inc.	310	149,048
Salesforce, Inc.*	2,050	433,083
ServiceNow, Inc.*	509	286,043
Synopsys, Inc.*	469	204,207
Tyler Technologies, Inc.*	113	47,061

		11,358,405

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	48,874	9,480,090
Hewlett Packard Enterprise Co.	4,487	75,382
HP, Inc.	4,661	143,139
NetApp, Inc.	788	60,203
Seagate Technology Holdings plc	812	50,239
Western Digital Corp.*	880	33,378

		9,842,431

Total Information Technology		32,296,810

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	656	196,492
Albemarle Corp.	352	78,528
Celanese Corp., Class A	411	47,594
CF Industries Holdings, Inc.	619	42,971
Corteva, Inc.	2,231	127,836
Dow, Inc.	2,197	117,012
DuPont de Nemours, Inc.	1,051	75,084
Eastman Chemical Co.	408	34,158
Ecolab, Inc.	754	140,764
FMC Corp.	374	39,023
International Flavors & Fragrances, Inc.	1,051	83,649
Linde plc	1,594	607,442
LyondellBasell Industries NV, Class A	910	83,565
Mosaic Co. (The)	926	32,410
PPG Industries, Inc.	720	106,776
Sherwin-Williams Co. (The)	745	197,812

		2,011,116

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	181	83,566
Vulcan Materials Co.	365	82,285

		165,851

Containers & Packaging (0.1%)
Amcor plc	1,241	12,385
Avery Dennison Corp.	267	45,871
Ball Corp.	1,091	63,507
International Paper Co.	1,146	36,454
Packaging Corp. of America	303	40,044
Sealed Air Corp.	478	19,120
Westrock Co.	699	20,320

		237,701

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,779	151,160
Newmont Corp.	1,578	67,317
Nucor Corp.	962	157,749
Steel Dynamics, Inc.	493	53,703

		429,929

Total Materials		2,844,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.7%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	1,253	$25,185
Ventas, Inc. (REIT)	987	46,656
Welltower, Inc. (REIT)	1,014	82,022

		153,863

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,127	35,797

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,949	239,006

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	328	37,225
Boston Properties, Inc. (REIT)	420	24,188

		61,413

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	837	67,554

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	389	73,626
Camden Property Trust (REIT)	328	35,709
Equity Residential (REIT)	1,042	68,741
Essex Property Trust, Inc. (REIT)	208	48,734
Invitation Homes, Inc. (REIT)	1,851	63,674
Mid-America Apartment Communities, Inc. (REIT)	346	52,544
UDR, Inc. (REIT)	705	30,287

		373,315

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	211	20,419
Kimco Realty Corp. (REIT)	1,137	22,422
Realty Income Corp. (REIT)	834	49,865
Regency Centers Corp. (REIT)	420	25,943
Simon Property Group, Inc. (REIT)	873	100,814

		219,463

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,296	251,346
Crown Castle, Inc. (REIT)	1,217	138,665
Digital Realty Trust, Inc. (REIT)	598	68,094
Equinix, Inc. (REIT)	239	187,362
Extra Space Storage, Inc. (REIT)	349	51,949
Iron Mountain, Inc. (REIT)	748	42,501
Public Storage (REIT)	444	129,595
SBA Communications Corp. (REIT), Class A	337	78,103
VICI Properties, Inc. (REIT), Class A	2,571	80,807
Weyerhaeuser Co. (REIT)	2,124	71,175

		1,099,597

Total Real Estate		2,250,008

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	619	32,485
American Electric Power Co., Inc.	1,413	118,975
Constellation Energy Corp.	935	85,599
Duke Energy Corp.	1,980	177,685
Edison International	892	61,950
Entergy Corp.	487	47,419
Evergy, Inc.	834	48,722
Eversource Energy	889	63,048
Exelon Corp.	2,801	114,113
FirstEnergy Corp.	1,281	49,805
NextEra Energy, Inc.	5,424	402,461
NRG Energy, Inc.	870	32,529
PG&E Corp.*	4,968	85,847
Pinnacle West Capital Corp.	337	27,452
PPL Corp.	2,047	54,164
Southern Co. (The)	2,960	207,940
Xcel Energy, Inc.	1,437	89,338

		1,699,532

Gas Utilities (0.0%)†
Atmos Energy Corp.	365	42,464

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	2,047	42,434

Multi-Utilities (0.2%)
Ameren Corp.	662	54,065
CenterPoint Energy, Inc.	1,192	34,747
CMS Energy Corp.	837	49,174
Consolidated Edison, Inc.	929	83,982
Dominion Energy, Inc.	2,151	111,400
DTE Energy Co.	496	54,570
NiSource, Inc.	999	27,323
Public Service Enterprise Group, Inc.	1,517	94,979
Sempra Energy	742	108,028
WEC Energy Group, Inc.	910	80,298

		698,566

Water Utilities (0.0%)†
American Water Works Co., Inc.	536	76,514

Total Utilities		2,559,510

Total Common Stocks (33.0%) (Cost $54,321,589)		112,758,948

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	478	124,987
iShares MSCI EAFE ETF	859	62,278
iShares Russell 2000 ETF	442	82,773

Total Exchange Traded Funds (0.1%) (Cost $273,858)		270,038

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (48.8%)
U.S. Treasury Notes 0.250%, 6/15/24	$1,200,000	1,142,654
2.375%, 8/15/24	9,650,000	9,338,084
4.250%, 9/30/24	2,980,000	2,940,434
4.375%, 10/31/24	4,975,000	4,914,884
1.500%, 11/30/24	3,400,000	3,228,370
4.500%, 11/30/24	1,321,500	1,307,430
1.000%, 12/15/24	2,600,000	2,446,913
1.375%, 1/31/25	2,500,000	2,357,884
1.125%, 2/28/25	2,200,000	2,062,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 3/31/25	$5,000,000	$4,901,369
0.375%, 4/30/25	2,792,100	2,568,634
4.250%, 5/31/25 (x)	4,005,000	3,954,000
0.250%, 6/30/25	6,400,000	5,843,441
0.250%, 8/31/25	3,850,000	3,493,674
2.250%, 11/15/25	4,600,000	4,345,574
0.375%, 12/31/25	6,600,000	5,946,708
4.000%, 2/15/26	3,750,000	3,691,854
0.500%, 2/28/26	6,100,000	5,477,852
3.750%, 4/15/26	600,000	587,107
0.750%, 5/31/26	1,644,400	1,476,483
0.875%, 6/30/26	750,000	675,498
0.750%, 8/31/26	5,600,000	4,992,867
1.250%, 11/30/26	3,900,000	3,512,652
1.250%, 12/31/26	3,800,000	3,419,085
0.625%, 3/31/27	5,682,400	4,959,649
2.750%, 4/30/27	3,300,000	3,116,396
3.125%, 8/31/27	4,700,000	4,493,135
4.125%, 10/31/27	2,000,000	1,988,944
2.250%, 11/15/27	3,800,000	3,498,379
3.500%, 1/31/28	1,350,000	1,310,443
1.125%, 2/29/28	4,150,000	3,614,723
4.000%, 2/29/28	1,200,000	1,190,819
1.250%, 3/31/28	1,148,200	1,004,290
3.625%, 3/31/28	8,012,100	7,822,757
1.000%, 7/31/28	6,100,000	5,228,984
2.875%, 8/15/28	1,000,000	941,577
1.375%, 12/31/28	2,670,000	2,314,775
1.875%, 2/28/29	5,720,000	5,084,703
2.375%, 5/15/29	2,605,600	2,374,433
3.250%, 6/30/29	1,700,000	1,626,050
1.750%, 11/15/29	5,005,700	4,387,425
4.000%, 2/28/30	4,400,000	4,395,538
3.500%, 4/30/30	892,400	866,199
0.625%, 5/15/30	798,800	639,599
3.750%, 5/31/30	335,000	330,184
0.625%, 8/15/30	1,974,900	1,572,361
0.875%, 11/15/30	2,480,000	2,005,705
1.125%, 2/15/31	2,065,400	1,697,600
1.625%, 5/15/31	2,182,500	1,853,925
1.250%, 8/15/31	1,691,900	1,387,786
1.375%, 11/15/31	3,030,000	2,496,993
1.875%, 2/15/32	2,200,000	1,883,126
2.875%, 5/15/32	1,601,800	1,484,138
2.750%, 8/15/32	4,900,000	4,489,211
3.500%, 2/15/33	1,908,900	1,858,342

Total U.S. Treasury Obligations		166,543,798

Total Long-Term Debt Securities (48.8%) (Cost $176,441,516)		166,543,798

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $126)	124	217

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (14.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	200,000	200,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	48,270,971	48,280,625

Total Investment Companies		48,480,625

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.0%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $3,465,387, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $3,534,695. (xx)	$3,463,936	3,463,936

Total Short-Term Investments (15.2%) (Cost $51,941,982)		51,944,561

Total Investments in Securities (97.1%) (Cost $282,979,071)		331,517,562
Other Assets Less Liabilities (2.9%)		9,802,842

Net Assets (100%)		$341,320,404

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,595,621. This was collateralized by $2,447 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.125%, maturing 10/26/23 – 11/15/52 and by cash of $3,663,936 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	435	9/2023	USD	46,882,125	463,790
Russell 2000 E-Mini Index	74	9/2023	USD	7,043,690	6,845
S&P Midcap 400 E-Mini Index	24	9/2023	USD	6,345,840	148,463

					619,098

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,536,922	$—	$—	$9,536,922
Consumer Discretionary	11,624,605	—	—	11,624,605
Consumer Staples	7,317,027	—	—	7,317,027
Energy	4,511,621	—	—	4,511,621
Financials	14,655,492	—	—	14,655,492
Health Care	15,366,993	—	—	15,366,993
Industrials	9,795,363	—	—	9,795,363
Information Technology	32,296,810	—	—	32,296,810
Materials	2,844,597	—	—	2,844,597
Real Estate	2,250,008	—	—	2,250,008
Utilities	2,559,510	—	—	2,559,510
Exchange Traded Funds	270,038	—	—	270,038
Futures	619,098	—	—	619,098
Rights
Health Care	—	217	—	217
Short-Term Investments
Investment Companies	48,480,625	—	—	48,480,625
Repurchase Agreement	—	3,463,936	—	3,463,936
U.S. Treasury Obligation	—	166,543,798	—	166,543,798

Total Assets	$162,128,709	$170,007,951	$—	$332,136,660

Total Liabilities	$—	$—	$—	$—

Total	$162,128,709	$170,007,951	$—	$332,136,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$619,098	*

Total		$619,098

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,376,234	$2,376,234

Total	$2,376,234	$2,376,234

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,024,678	$2,024,678

Total	$2,024,678	$2,024,678

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$58,880,771
Average notional value of contracts – short	$3,933,400

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$197,960
Long-term U.S. government debt securities	76,374,202

$76,572,162

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,309,284
Long-term U.S. government debt securities	71,380,155

$72,689,439

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,709,833
Aggregate gross unrealized depreciation	(13,077,598)

Net unrealized appreciation	$50,632,235

Federal income tax cost of investments in securities and derivative instruments, if applicable	$281,504,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $279,515,135)	$328,053,626
Repurchase Agreements (Cost $3,463,936)	3,463,936
Cash	8,764,798
Cash held as collateral at broker for futures	3,318,500
Dividends, interest and other receivables	1,153,923
Due from broker for futures variation margin	610,595
Receivable for Portfolio shares sold	245,910
Securities lending income receivable	89
Other assets	5,251

Total assets	345,616,628

LIABILITIES
Payable for return of collateral on securities loaned	3,663,936
Payable for Portfolio shares repurchased	272,872
Investment management fees payable	197,327
Distribution fees payable – Class IB	69,425
Administrative fees payable	35,466
Accrued expenses	57,198

Total liabilities	4,296,224

NET ASSETS	$341,320,404

Net assets were comprised of:
Paid in capital	$320,421,348
Total distributable earnings (loss)	20,899,056

Net assets	$341,320,404

Class IB
Net asset value, offering and redemption price per share, $341,320,404 / 31,157,567 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.95

(x)	Includes value of securities on loan of $3,595,621.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$2,257,978
Dividends	2,037,542
Securities lending (net)	235

Total income	4,295,755

EXPENSES
Investment management fees	1,309,143
Distribution fees – Class IB	409,106
Administrative fees	209,264
Professional fees	31,077
Custodian fees	19,559
Printing and mailing expenses	14,321
Trustees’ fees	5,008
Miscellaneous	9,545

Gross expenses	2,007,023
Less: Waiver from investment manager	(154,097)

Net expenses	1,852,926

NET INVESTMENT INCOME (LOSS)	2,442,829

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,227,116)
Futures contracts	2,376,234

Net realized gain (loss)	(850,882)

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,297,006
Futures contracts	2,024,678
Foreign currency translations	1

Net change in unrealized appreciation (depreciation)	20,321,685

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,470,803

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,913,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,442,829	$1,019,964
Net realized gain (loss)	(850,882)	(12,203,804)
Net change in unrealized appreciation (depreciation)	20,321,685	(36,759,849)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,913,632	(47,943,689)

Distributions to shareholders:
Class IB	—	(943,779)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,761,649 and 2,109,049 shares, respectively ]	18,862,590	22,307,334
Capital shares issued in reinvestment of dividends [ 0 and 90,068 shares, respectively ]	—	943,779
Capital shares repurchased [ (1,550,559) and (2,777,842) shares, respectively]	(16,464,482)	(29,037,132)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,398,108	(5,786,019)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,311,740	(54,673,487)
NET ASSETS:
Beginning of period	317,008,664	371,682,151

End of period	$341,320,404	$317,008,664

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.24		$11.79		$11.60		$11.20		$9.89		$10.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.03		(0.05)		0.02		0.11		0.09
Net realized and unrealized gain (loss)	0.63		(1.55)		0.96		0.93		1.31		(0.61)

Total from investment operations	0.71		(1.52)		0.91		0.95		1.42		(0.52)

Less distributions:
Dividends from net investment income	—		(0.03)		—		(0.02)		(0.11)		(0.08)
Distributions from net realized gains	—		—		(0.72)		(0.53)		—		(0.04)

Total dividends and distributions	—		(0.03)		(0.72)		(0.55)		(0.11)		(0.12)

Net asset value, end of period	$10.95		$10.24		$11.79		$11.60		$11.20		$9.89

Total return (b)	6.93%		(12.89)%		7.96%		8.53%		14.35%		(4.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$341,320		$317,009		$371,682		$344,795		$305,532		$251,964
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13	%(j)	1.17	%(k)	1.18	%(o)	1.18	%(o)	1.17	%(o)	1.17	%(o)
Before waivers (a)(f)	1.23%		1.22%		1.21%		1.22%		1.22%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.49%		0.31%		(0.41)%		0.18%		1.04%		0.85%
Before waivers (a)(f)	1.40%		0.26%		(0.43)%		0.13%		0.99%		0.80%
Portfolio turnover rate^	27	%(z)	67%		75%		90%		76%		90%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Investment Company	19.8%
Financials	18.8
Information Technology	13.2
Health Care	9.7
Communication Services	7.1
Consumer Discretionary	5.7
Industrials	5.6
Consumer Staples	5.3
Energy	5.1
Utilities	4.1
Real Estate	1.9
Materials	1.3
Exchange Traded Funds	0.4
Repurchase Agreement	0.2
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,091.80	$5.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.22	5.63

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	19,360	$308,792
Verizon Communications, Inc.	10,891	405,036

		713,828

Entertainment (0.5%)
Activision Blizzard, Inc.*	2,025	170,708
Electronic Arts, Inc.	809	104,927
Live Nation Entertainment, Inc.*	404	36,808
Netflix, Inc.*	1,150	506,564
Take-Two Interactive Software, Inc.*	256	37,673
Walt Disney Co. (The)*	4,731	422,384
Warner Bros Discovery, Inc.*	6,000	75,240

		1,354,304

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	15,719	1,881,564
Alphabet, Inc., Class C*	16,133	1,951,609
Match Group, Inc.*	773	32,350
Meta Platforms, Inc., Class A*	6,352	1,822,897

		5,688,420

Media (0.3%)
Charter Communications, Inc., Class A*	426	156,500
Comcast Corp., Class A	11,962	497,021
Fox Corp., Class A	863	29,342
Fox Corp., Class B	456	14,542
Interpublic Group of Cos., Inc. (The)	956	36,882
News Corp., Class A	1,009	19,675
News Corp., Class B	625	12,325
Omnicom Group, Inc.	548	52,142
Paramount Global, Class B (x)	1,360	21,638

		840,067

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	842	116,954

Total Communication Services		8,713,573

Consumer Discretionary (4.0%)
Automobile Components (0.0%)†
Aptiv plc*	716	73,097
BorgWarner, Inc.	543	26,558

		99,655

Automobiles (0.7%)
Ford Motor Co.	10,432	157,836
General Motors Co.	3,231	124,587
Tesla, Inc.*	6,092	1,594,703

		1,877,126

Broadline Retail (1.1%)
Amazon.com, Inc.*	22,153	2,887,865
eBay, Inc.	2,134	95,368
Etsy, Inc.*	314	26,568

		3,009,801

Distributors (0.1%)
Genuine Parts Co.	404	68,369
LKQ Corp.	870	50,695
Pool Corp.	127	47,579

		166,643

Hotels, Restaurants & Leisure (0.8%)
Booking Holdings, Inc.*	127	342,942
Caesars Entertainment, Inc.*	506	25,791
Carnival Corp.*	1,101	20,732
Chipotle Mexican Grill, Inc., Class A*	92	196,788
Darden Restaurants, Inc.	327	54,635
Domino’s Pizza, Inc.	116	39,091
Expedia Group, Inc.*	345	37,740
Hilton Worldwide Holdings, Inc.	786	114,402
Las Vegas Sands Corp.*	912	52,896
Marriott International, Inc., Class A	716	131,522
McDonald’s Corp.	1,986	592,642
MGM Resorts International	1,471	64,606
Norwegian Cruise Line Holdings Ltd. (x)*	571	12,431
Royal Caribbean Cruises Ltd.*	440	45,646
Starbucks Corp.	3,173	314,317
Wynn Resorts Ltd.	256	27,036
Yum! Brands, Inc.	824	114,165

		2,187,382

Household Durables (0.2%)
DR Horton, Inc.	912	110,981
Garmin Ltd.	404	42,133
Lennar Corp., Class A	786	98,494
Mohawk Industries, Inc.*	166	17,125
Newell Brands, Inc.	1,065	9,265
NVR, Inc.*	23	146,064
PulteGroup, Inc.	704	54,687
Whirlpool Corp.	185	27,526

		506,275

Leisure Products (0.0%)†
Hasbro, Inc.	314	20,338

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	185	13,006
AutoZone, Inc.*	92	229,389
Bath & Body Works, Inc.	786	29,475
Best Buy Co., Inc.	571	46,794
CarMax, Inc.*	440	36,828
Home Depot, Inc. (The)	2,895	899,303
Lowe’s Cos., Inc.	2,070	467,199
O’Reilly Automotive, Inc.*	219	209,211
Ross Stores, Inc.	956	107,196
TJX Cos., Inc. (The)	3,184	269,971
Tractor Supply Co.	314	69,425
Ulta Beauty, Inc.*	166	78,119

		2,455,916

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	3,281	362,124
Ralph Lauren Corp., Class A (x)	166	20,468
Tapestry, Inc.	789	33,769
VF Corp.	824	15,730

		432,091

Total Consumer Discretionary		10,755,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.5%)
Beverages (0.6%)
Brown-Forman Corp., Class B	440	$29,383
Coca-Cola Co. (The)	10,175	612,739
Constellation Brands, Inc., Class A	426	104,851
Keurig Dr Pepper, Inc.	1,908	59,663
Molson Coors Beverage Co., Class B	506	33,315
Monster Beverage Corp.*	1,997	114,708
PepsiCo, Inc.	3,682	681,980

		1,636,639

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,150	619,137
Dollar General Corp.	716	121,562
Dollar Tree, Inc.*	613	87,966
Kroger Co. (The)	2,196	103,212
Sysco Corp.	1,303	96,683
Target Corp.	1,329	175,295
Walgreens Boots Alliance, Inc.	2,025	57,692
Walmart, Inc.	3,732	586,596

		1,848,143

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,536	116,060
Bunge Ltd.	366	34,532
Campbell Soup Co.	467	21,347
Conagra Brands, Inc.	1,303	43,937
General Mills, Inc.	1,648	126,402
Hershey Co. (The)	404	100,879
Hormel Foods Corp.	716	28,798
J M Smucker Co. (The)	345	50,946
Kellogg Co.	716	48,258
Kraft Heinz Co. (The)	1,720	61,060
Lamb Weston Holdings, Inc.	358	41,152
McCormick & Co., Inc. (Non-Voting)	640	55,827
Mondelez International, Inc., Class A	3,830	279,360
Tyson Foods, Inc., Class A	809	41,291

		1,049,849

Household Products (0.5%)
Church & Dwight Co., Inc.	673	67,455
Clorox Co. (The)	345	54,869
Colgate-Palmolive Co.	2,250	173,340
Kimberly-Clark Corp.	870	120,112
Procter & Gamble Co. (The)	6,635	1,006,795

		1,422,571

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	599	117,632

Tobacco (0.2%)
Altria Group, Inc.	4,911	222,468
Philip Morris International, Inc.	4,102	400,437

		622,905

Total Consumer Staples		6,697,739

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	1,851	58,510
Halliburton Co.	2,372	78,252
Schlumberger NV	3,578	175,752

		312,514

Oil, Gas & Consumable Fuels (1.5%)
APA Corp.	957	32,701
Chevron Corp.	5,170	813,499
ConocoPhillips	3,762	389,781
Coterra Energy, Inc.	1,101	27,855
Devon Energy Corp.	999	48,292
Diamondback Energy, Inc.	426	55,959
EOG Resources, Inc.	1,536	175,780
EQT Corp.	1,042	42,857
Exxon Mobil Corp.	11,220	1,203,345
Hess Corp.	744	101,147
Kinder Morgan, Inc.	5,130	88,339
Marathon Oil Corp.	2,372	54,603
Marathon Petroleum Corp.	1,731	201,835
Occidental Petroleum Corp.	2,290	134,652
ONEOK, Inc.	1,062	65,547
Phillips 66	1,150	109,687
Pioneer Natural Resources Co.	440	91,159
Targa Resources Corp.	625	47,562
Valero Energy Corp.	1,124	131,845
Williams Cos., Inc. (The)	3,281	107,059

		3,923,504

Total Energy		4,236,018

Financials (5.0%)
Banks (1.2%)
Bank of America Corp.	22,309	640,045
Citigroup, Inc.	6,000	276,240
Citizens Financial Group, Inc.	1,172	30,566
Comerica, Inc.	426	18,045
Fifth Third Bancorp	1,908	50,009
Huntington Bancshares, Inc.	2,907	31,337
JPMorgan Chase & Co.	8,492	1,235,077
KeyCorp	2,682	24,782
M&T Bank Corp.	484	59,900
PNC Financial Services Group, Inc. (The)	1,183	148,999
Regions Financial Corp.	2,537	45,209
Truist Financial Corp.	3,639	110,444
US Bancorp	3,830	126,543
Wells Fargo & Co.	10,583	451,682
Zions Bancorp NA	456	12,248

		3,261,126

Capital Markets (1.0%)
Ameriprise Financial, Inc.	345	114,595
Bank of New York Mellon Corp. (The)	2,250	100,170
BlackRock, Inc.	327	226,003
Cboe Global Markets, Inc.	327	45,129
Charles Schwab Corp. (The)	3,063	173,611
CME Group, Inc.	922	170,837
FactSet Research Systems, Inc.	116	46,475
Franklin Resources, Inc. (x)	761	20,326
Goldman Sachs Group, Inc. (The)	830	267,708
Intercontinental Exchange, Inc.	1,536	173,691
MarketAxess Holdings, Inc.	127	33,200
Moody’s Corp.	426	148,129
Morgan Stanley	3,987	340,490
MSCI, Inc., Class A	233	109,345
Nasdaq, Inc.	794	39,581
Northern Trust Corp.	548	40,629

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Raymond James Financial, Inc.	506	$52,508
S&P Global, Inc.	956	383,251
State Street Corp.	956	69,960
T. Rowe Price Group, Inc.	613	68,668

		2,624,306

Consumer Finance (0.2%)
American Express Co.	1,731	301,540
Capital One Financial Corp.	1,249	136,603
Discover Financial Services	842	98,388
Synchrony Financial	1,558	52,847

		589,378

Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	5,193	1,770,813
Fidelity National Information Services, Inc.	1,617	88,450
Fiserv, Inc.*	1,477	186,324
FleetCor Technologies, Inc.*	256	64,277
Global Payments, Inc.	786	77,437
Jack Henry & Associates, Inc.	219	36,645
Mastercard, Inc., Class A	2,347	923,075
PayPal Holdings, Inc.*	3,117	207,997
Visa, Inc., Class A	4,540	1,078,159

		4,433,177

Insurance (0.9%)
Aflac, Inc.	1,955	136,459
Allstate Corp. (The)	842	91,812
American International Group, Inc.	2,250	129,465
Aon plc, Class A	640	220,928
Arch Capital Group Ltd.*	1,082	80,988
Arthur J Gallagher & Co.	478	104,954
Assurant, Inc.	185	23,258
Brown & Brown, Inc.	699	48,119
Chubb Ltd.	1,210	232,998
Cincinnati Financial Corp.	353	34,354
Everest Re Group Ltd.	82	28,033
Globe Life, Inc.	314	34,421
Hartford Financial Services Group, Inc. (The)	968	69,715
Lincoln National Corp.	571	14,709
Loews Corp.	674	40,022
Marsh & McLennan Cos., Inc.	1,360	255,789
MetLife, Inc.	2,117	119,674
Principal Financial Group, Inc.	640	48,538
Progressive Corp. (The)	1,477	195,510
Prudential Financial, Inc.	1,062	93,690
Travelers Cos., Inc. (The)	716	124,341
W R Berkley Corp.	699	41,632
Willis Towers Watson plc	345	81,247

		2,250,656

Total Financials		13,158,643

Health Care (5.2%)
Biotechnology (0.7%)
AbbVie, Inc.	4,686	631,345
Amgen, Inc.	1,558	345,907
Biogen, Inc.*	478	136,158
Gilead Sciences, Inc.	3,281	252,867
Incyte Corp.*	467	29,071
Moderna, Inc.*	809	98,294
Regeneron Pharmaceuticals, Inc.*	219	157,360
Vertex Pharmaceuticals, Inc.*	673	236,835

		1,887,837

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	4,719	514,465
Align Technology, Inc.*	219	77,447
Baxter International, Inc.	1,360	61,962
Becton Dickinson & Co.	716	189,031
Boston Scientific Corp.*	3,762	203,487
Cooper Cos., Inc. (The)	166	63,649
Dentsply Sirona, Inc.	674	26,973
Dexcom, Inc.*	968	124,398
Edwards Lifesciences Corp.*	1,679	158,380
GE HealthCare Technologies, Inc.	973	79,046
Hologic, Inc.*	744	60,242
IDEXX Laboratories, Inc.*	256	128,571
Insulet Corp.*	202	58,245
Intuitive Surgical, Inc.*	968	330,998
Medtronic plc	3,578	315,222
ResMed, Inc.	404	88,274
STERIS plc	233	52,420
Stryker Corp.	842	256,886
Teleflex, Inc.	166	40,177
Zimmer Biomet Holdings, Inc.	517	75,275

		2,905,148

Health Care Providers & Services (1.2%)
AmerisourceBergen Corp.	404	77,742
Cardinal Health, Inc.	842	79,628
Centene Corp.*	1,574	106,166
Cigna Group (The)	1,037	290,982
CVS Health Corp.	3,432	237,254
DaVita, Inc.*	256	25,720
Elevance Health, Inc.	673	299,007
HCA Healthcare, Inc.	716	217,292
Henry Schein, Inc.*	345	27,980
Humana, Inc.	353	157,837
Laboratory Corp. of America Holdings	256	61,781
McKesson Corp.	478	204,254
Molina Healthcare, Inc.*	166	50,006
Quest Diagnostics, Inc.	345	48,493
UnitedHealth Group, Inc.	2,531	1,216,500
Universal Health Services, Inc., Class B	225	35,498

		3,136,140

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	824	99,086
Bio-Rad Laboratories, Inc., Class A*	69	26,159
Bio-Techne Corp.	415	33,876
Charles River Laboratories International, Inc.*	141	29,645
Danaher Corp.	1,695	406,800
Illumina, Inc.*	404	75,746
IQVIA Holdings, Inc.*	478	107,440
Mettler-Toledo International, Inc.*	82	107,555
Revvity, Inc.	345	40,983
Thermo Fisher Scientific, Inc.	1,062	554,099
Waters Corp.*	219	58,372
West Pharmaceutical Services, Inc.	191	73,052

		1,612,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	6,210	$397,130
Catalent, Inc.*	426	18,471
Eli Lilly and Co.	2,216	1,039,260
Johnson & Johnson	6,960	1,152,019
Merck & Co., Inc.	6,820	786,960
Organon & Co.	674	14,026
Pfizer, Inc.	14,681	538,499
Viatris, Inc.	3,281	32,744
Zoetis, Inc., Class A	1,221	210,268

		4,189,377

Total Health Care		13,731,315

Industrials (3.3%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	170	33,170
Boeing Co. (The)*	1,389	293,301
General Dynamics Corp.	613	131,887
Howmet Aerospace, Inc.	1,009	50,006
Huntington Ingalls Industries, Inc.	105	23,898
L3Harris Technologies, Inc.	599	117,266
Lockheed Martin Corp.	673	309,836
Northrop Grumman Corp.	426	194,171
Raytheon Technologies Corp.	3,830	375,187
Textron, Inc.	599	40,510
TransDigm Group, Inc.	140	125,184

		1,694,416

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	404	38,117
Expeditors International of Washington, Inc.	467	56,568
FedEx Corp.	640	158,656
United Parcel Service, Inc., Class B	1,851	331,792

		585,133

Building Products (0.2%)
A O Smith Corp.	426	31,004
Allegion plc	256	30,725
Carrier Global Corp.	2,134	106,081
Johnson Controls International plc	2,129	145,070
Masco Corp.	789	45,273
Trane Technologies plc	640	122,407

		480,560

Commercial Services & Supplies (0.2%)
Cintas Corp.	219	108,860
Copart, Inc.*	1,003	91,484
Republic Services, Inc., Class A	571	87,460
Rollins, Inc.	548	23,471
Waste Management, Inc.	1,009	174,981

		486,256

Construction & Engineering (0.0%)†
Quanta Services, Inc.	345	67,775

Electrical Equipment (0.2%)
AMETEK, Inc.	640	103,603
Eaton Corp. plc	1,130	227,243
Emerson Electric Co.	1,558	140,828
Generac Holdings, Inc.*	166	24,756
Rockwell Automation, Inc.	327	107,730

		604,160

Ground Transportation (0.4%)
CSX Corp.	6,386	217,763
JB Hunt Transport Services, Inc.	256	46,344
Norfolk Southern Corp.	716	162,360
Old Dominion Freight Line, Inc.	322	119,059
Union Pacific Corp.	1,851	378,752

		924,278

Industrial Conglomerates (0.3%)
3M Co.	1,477	147,833
General Electric Co.	2,918	320,542
Honeywell International, Inc.	1,902	394,665

		863,040

Machinery (0.7%)
Caterpillar, Inc.	1,477	363,416
Cummins, Inc.	440	107,870
Deere & Co.	830	336,308
Dover Corp.	404	59,651
Fortive Corp.	824	61,610
IDEX Corp.	233	50,156
Illinois Tool Works, Inc.	772	193,123
Ingersoll Rand, Inc.	548	35,817
Nordson Corp.	132	32,760
Otis Worldwide Corp.	1,062	94,529
PACCAR, Inc.	1,367	114,350
Parker-Hannifin Corp.	345	134,564
Pentair plc	517	33,398
Snap-on, Inc.	166	47,839
Stanley Black & Decker, Inc.	426	39,920
Westinghouse Air Brake Technologies Corp.	506	55,493
Xylem, Inc.	506	56,986

		1,817,790

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	322	17,124
American Airlines Group, Inc.*	1,135	20,362
Delta Air Lines, Inc.*	1,536	73,021
Southwest Airlines Co.	1,221	44,212
United Airlines Holdings, Inc.*	625	34,294

		189,013

Professional Services (0.3%)
Automatic Data Processing, Inc.	1,150	252,758
Broadridge Financial Solutions, Inc.	256	42,401
Ceridian HCM Holding, Inc.*	358	23,975
CoStar Group, Inc.*	17	1,513
Equifax, Inc.	327	76,943
Jacobs Solutions, Inc.	353	41,968
Leidos Holdings, Inc.	345	30,526
Paychex, Inc.	824	92,181
Paycom Software, Inc.	140	44,974
Robert Half International, Inc.	353	26,553
Verisk Analytics, Inc., Class A	426	96,289

		730,081

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,477	87,128
United Rentals, Inc.	219	97,536
WW Grainger, Inc.	127	100,151

		284,815

Total Industrials		8,727,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (11.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	640	$103,719
Cisco Systems, Inc.	11,197	579,333
F5, Inc.*	166	24,279
Juniper Networks, Inc.	824	25,816
Motorola Solutions, Inc.	426	124,937

		858,084

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,547	131,418
CDW Corp.	404	74,134
Corning, Inc.	2,059	72,147
Keysight Technologies, Inc.*	478	80,041
TE Connectivity Ltd.	894	125,303
Teledyne Technologies, Inc.*	140	57,555
Trimble, Inc.*	607	32,135
Zebra Technologies Corp., Class A*	140	41,416

		614,149

IT Services (0.4%)
Accenture plc, Class A	1,661	512,551
Akamai Technologies, Inc.*	478	42,958
Cognizant Technology Solutions Corp., Class A	1,477	96,419
DXC Technology Co.*	761	20,334
EPAM Systems, Inc.*	166	37,309
Gartner, Inc.*	256	89,679
International Business Machines Corp.	2,305	308,432
VeriSign, Inc.*	256	57,848

		1,165,530

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	3,933	448,008
Analog Devices, Inc.	1,449	282,280
Applied Materials, Inc.	2,372	342,849
Broadcom, Inc.	1,062	921,211
Enphase Energy, Inc.*	327	54,766
First Solar, Inc.*	286	54,366
Intel Corp.	11,795	394,425
KLA Corp.	426	206,619
Lam Research Corp.	404	259,715
Microchip Technology, Inc.	1,188	106,433
Micron Technology, Inc.	2,895	182,703
Monolithic Power Systems, Inc.	127	68,609
NVIDIA Corp.	6,489	2,744,977
NXP Semiconductors NV	750	153,510
ON Semiconductor Corp.*	1,090	103,092
Qorvo, Inc.*	345	35,200
QUALCOMM, Inc.	3,231	384,618
Skyworks Solutions, Inc.	467	51,692
SolarEdge Technologies, Inc.*	140	37,667
Teradyne, Inc.	467	51,991
Texas Instruments, Inc.	2,478	446,090

		7,330,821

Software (3.9%)
Adobe, Inc.*	1,287	629,330
ANSYS, Inc.*	233	76,953
Autodesk, Inc.*	571	116,832
Cadence Design Systems, Inc.*	761	178,470
Fair Isaac Corp.*	69	55,835
Fortinet, Inc.*	1,707	129,032
Gen Digital, Inc.	1,536	28,493
Intuit, Inc.	674	308,820
Microsoft Corp.	20,274	6,904,108
Oracle Corp.	5,814	692,389
PTC, Inc.*	261	37,140
Roper Technologies, Inc.	256	123,085
Salesforce, Inc.*	2,305	486,954
ServiceNow, Inc.*	571	320,885
Synopsys, Inc.*	404	175,906
Tyler Technologies, Inc.*	116	48,311

		10,312,543

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	45,015	8,731,560
Hewlett Packard Enterprise Co.	3,432	57,658
HP, Inc.	4,020	123,454
NetApp, Inc.	640	48,896
Seagate Technology Holdings plc	613	37,926
Western Digital Corp.*	809	30,685

		9,030,179

Total Information Technology		29,311,306

Materials (1.0%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	599	179,419
Albemarle Corp.	345	76,966
Celanese Corp., Class A	345	39,951
CF Industries Holdings, Inc.	625	43,388
Corteva, Inc.	2,098	120,215
Dow, Inc.	1,943	103,484
DuPont de Nemours, Inc.	937	66,939
Eastman Chemical Co.	358	29,972
Ecolab, Inc.	674	125,829
FMC Corp.	345	35,997
International Flavors & Fragrances, Inc.	1,049	83,490
Linde plc	1,389	529,320
LyondellBasell Industries NV, Class A	716	65,750
Mosaic Co. (The)	1,037	36,295
PPG Industries, Inc.	640	94,912
Sherwin-Williams Co. (The)	674	178,961

		1,810,888

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	166	76,640
Vulcan Materials Co.	345	77,777

		154,417

Containers & Packaging (0.1%)
Amcor plc	4,333	43,243
Avery Dennison Corp.	233	40,030
Ball Corp.	842	49,013
International Paper Co.	968	30,792
Packaging Corp. of America	256	33,833
Sealed Air Corp.	345	13,800
Westrock Co.	745	21,657

		232,368

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	4,126	165,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Newmont Corp.	2,129	$90,823
Nucor Corp.	786	128,888
Steel Dynamics, Inc.	448	48,801

		433,552

Total Materials		2,631,225

Real Estate (0.8%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	1,360	27,336
Ventas, Inc. (REIT)	956	45,190
Welltower, Inc. (REIT)	1,037	83,883

		156,409

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,098	35,309

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,179	267,211

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	327	37,111
Boston Properties, Inc. (REIT)	353	20,329

		57,440

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	922	74,414

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	404	76,465
Camden Property Trust (REIT)	299	32,552
Equity Residential (REIT)	956	63,067
Essex Property Trust, Inc. (REIT)	185	43,346
Invitation Homes, Inc. (REIT)	46	1,583
Mid-America Apartment Communities, Inc. (REIT)	327	49,658
UDR, Inc. (REIT)	716	30,759

		297,430

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	219	21,193
Kimco Realty Corp. (REIT)	1,009	19,898
Realty Income Corp. (REIT)	842	50,343
Regency Centers Corp. (REIT)	426	26,314
Simon Property Group, Inc. (REIT)	809	93,423

		211,171

Specialized REITs (0.4%)
American Tower Corp. (REIT)	1,150	223,031
Crown Castle, Inc. (REIT)	1,082	123,283
Digital Realty Trust, Inc. (REIT)	517	58,871
Equinix, Inc. (REIT)	233	182,658
Extra Space Storage, Inc. (REIT)	327	48,674
Iron Mountain, Inc. (REIT)	824	46,820
Public Storage (REIT)	404	117,919
SBA Communications Corp. (REIT), Class A	256	59,331
VICI Properties, Inc. (REIT), Class A	2,372	74,552
Weyerhaeuser Co. (REIT)	1,908	63,937

		999,076

Total Real Estate		2,098,460

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	674	35,372
American Electric Power Co., Inc.	1,320	111,144
Constellation Energy Corp.	863	79,008
Duke Energy Corp.	1,902	170,685
Edison International	956	66,394
Entergy Corp.	517	50,340
Evergy, Inc.	674	39,375
Eversource Energy	824	58,438
Exelon Corp.	2,585	105,313
FirstEnergy Corp.	1,418	55,132
NextEra Energy, Inc.	5,203	386,063
NRG Energy, Inc.	674	25,201
PG&E Corp.*	4,753	82,132
Pinnacle West Capital Corp.	314	25,578
PPL Corp.	1,879	49,718
Southern Co. (The)	2,739	192,415
Xcel Energy, Inc.	1,389	86,354

		1,618,662

Gas Utilities (0.0%)†
Atmos Energy Corp.	327	38,043

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,661	34,433

Multi-Utilities (0.3%)
Ameren Corp.	640	52,269
CenterPoint Energy, Inc.	1,418	41,335
CMS Energy Corp.	773	45,414
Consolidated Edison, Inc.	894	80,817
Dominion Energy, Inc.	2,129	110,261
DTE Energy Co.	506	55,670
NiSource, Inc.	999	27,322
Public Service Enterprise Group, Inc.	1,303	81,581
Sempra Energy	744	108,319
WEC Energy Group, Inc.	824	72,710

		675,698

Water Utilities (0.0%)†
American Water Works Co., Inc.	467	66,664

Total Utilities		2,433,500

Total Common Stocks (38.6%) (Cost $84,319,437)		102,494,323

EXCHANGE TRADED FUNDS (ETF):
Equity (0.4%)
iShares Core S&P 500 ETF	1,782	794,255
iShares Core S&P Mid-Cap ETF	787	205,785
iShares MSCI EAFE ETF	1,040	75,400
iShares Russell 2000 ETF (x)	378	70,788

Total Exchange Traded Funds (0.4%) (Cost $906,977)		1,146,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.2%)
Communication Services (3.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc. 4.350%, 3/1/29	$400,000	$383,141
4.300%, 2/15/30	500,000	473,217
2.750%, 6/1/31	300,000	252,903
2.250%, 2/1/32	100,000	79,247
British Telecommunications plc 9.625%, 12/15/30(e)	175,000	214,813
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	300,000	357,027
Sprint Capital Corp. 6.875%, 11/15/28	200,000	211,845
Verizon Communications, Inc.
4.329%, 9/21/28	600,000	578,274
4.016%, 12/3/29	620,000	578,344
3.150%, 3/22/30	125,000	111,105
2.550%, 3/21/31	650,000	540,331
2.355%, 3/15/32	550,000	442,243

		4,222,490

Entertainment (0.6%)
Netflix, Inc.
6.375%, 5/15/29	200,000	210,192
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	93,226
2.650%, 1/13/31	400,000	346,761
Warnermedia Holdings, Inc.
4.279%, 3/15/32	1,000,000	881,982

		1,532,161

Interactive Media & Services (0.2%)
Meta Platforms, Inc.
3.850%, 8/15/32	500,000	464,513

Media (0.7%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	301,534
Comcast Corp.
3.400%, 4/1/30	525,000	481,688
4.250%, 10/15/30	200,000	192,382
4.250%, 1/15/33	690,000	653,802
Paramount Global
7.875%, 7/30/30	100,000	105,050
4.950%, 1/15/31	250,000	225,425

		1,959,881

Wireless Telecommunication Services (0.7%)
T-Mobile USA, Inc.
3.875%, 4/15/30	1,320,000	1,213,579
2.550%, 2/15/31	970,000	804,617

		2,018,196

Total Communication Services		10,197,241

Consumer Discretionary (1.7%)
Automobiles (0.3%)
General Motors Co.
5.000%, 10/1/28	200,000	193,376
5.600%, 10/15/32	500,000	483,059

		676,435

Broadline Retail (0.3%)
Amazon.com, Inc.
2.100%, 5/12/31	452,000	379,362
3.600%, 4/13/32	300,000	278,797
4.700%, 12/1/32	125,000	125,898

		784,057

Hotels, Restaurants & Leisure (0.4%)
Marriott International, Inc.
Series FF 4.625%, 6/15/30	284,000	271,750
McDonald’s Corp.
2.625%, 9/1/29	50,000	44,190
2.125%, 3/1/30	150,000	127,620
3.600%, 7/1/30	200,000	186,006
Starbucks Corp.
3.550%, 8/15/29	345,000	320,490
2.550%, 11/15/30	250,000	211,912

		1,161,968

Specialty Retail (0.7%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	193,232
2.950%, 6/15/29	400,000	363,865
2.700%, 4/15/30	200,000	177,625
3.250%, 4/15/32	270,000	241,967
Lowe’s Cos., Inc.
3.650%, 4/5/29	350,000	323,988
1.700%, 10/15/30	175,000	140,152
2.625%, 4/1/31	390,000	328,516
3.750%, 4/1/32	200,000	180,522

		1,949,867

Total Consumer Discretionary		4,572,327

Consumer Staples (2.8%)
Beverages (1.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	600,000	595,686
3.500%, 6/1/30	300,000	278,617
4.900%, 1/23/31	140,000	142,175
Coca-Cola Co. (The)
2.125%, 9/6/29	170,000	148,463
3.450%, 3/25/30	100,000	94,257
1.650%, 6/1/30	250,000	208,329
1.375%, 3/15/31	320,000	255,617
2.250%, 1/5/32	200,000	170,027
Constellation Brands, Inc.
3.150%, 8/1/29	175,000	155,601
2.250%, 8/1/31	250,000	204,266
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	200,000	164,348
PepsiCo, Inc.
2.750%, 3/19/30	350,000	314,201
1.625%, 5/1/30	175,000	145,473
3.900%, 7/18/32	400,000	383,283

		3,260,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.
1.600%, 4/20/30	$163,000	$135,622
Kroger Co. (The)
2.200%, 5/1/30	100,000	82,711
Sysco Corp.
2.400%, 2/15/30	100,000	85,122
Target Corp.
4.500%, 9/15/32	300,000	292,960
Walmart, Inc.
1.800%, 9/22/31	480,000	397,477
4.100%, 4/15/33	675,000	653,069

		1,646,961

Food Products (0.3%)
Conagra Brands, Inc.
4.850%, 11/1/28	206,000	200,442
General Mills, Inc.
2.875%, 4/15/30	200,000	177,437
JBS USA LUX SA
5.500%, 1/15/30§	300,000	287,311
Unilever Capital Corp.
5.900%, 11/15/32	100,000	109,179

		774,369

Household Products (0.1%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	220,000	203,363
1.200%, 10/29/30	200,000	161,020

		364,383

Tobacco (0.6%)
Altria Group, Inc.
4.800%, 2/14/29	260,000	252,291
BAT Capital Corp.
2.726%, 3/25/31	540,000	428,828
Philip Morris International, Inc.
3.375%, 8/15/29	164,000	148,023
2.100%, 5/1/30	250,000	206,249
5.750%, 11/17/32	350,000	356,204
5.375%, 2/15/33	100,000	99,756

		1,491,351

Total Consumer Staples		7,537,407

Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	500,000	483,840
3.633%, 4/6/30	100,000	92,743
1.749%, 8/10/30	155,000	126,919
2.721%, 1/12/32	420,000	355,577
4.812%, 2/13/33	200,000	196,941
Burlington Resources LLC
7.200%, 8/15/31	100,000	113,608
Cheniere Energy Partners LP
4.500%, 10/1/29	419,000	383,364
Chevron Corp.
2.236%, 5/11/30	220,000	191,284
ConocoPhillips Co.
6.950%, 4/15/29	220,000	241,750
Energy Transfer LP
4.950%, 6/15/28	200,000	193,958
5.250%, 4/15/29	350,000	340,968
3.750%, 5/15/30	380,000	342,055
5.750%, 2/15/33	100,000	100,487
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	190,851
2.800%, 1/31/30	300,000	262,507
5.350%, 1/31/33	100,000	101,410
Series D 6.875%, 3/1/33	100,000	111,879
Exxon Mobil Corp.
3.482%, 3/19/30	350,000	327,297
2.610%, 10/15/30	325,000	285,314
Kinder Morgan, Inc.
2.000%, 2/15/31	100,000	79,023
7.750%, 1/15/32	100,000	112,918
4.800%, 2/1/33	250,000	236,259
MPLX LP
2.650%, 8/15/30	225,000	187,470
4.950%, 9/1/32	300,000	285,741
Occidental Petroleum Corp.
6.625%, 9/1/30	200,000	206,920
6.125%, 1/1/31	625,000	634,697
ONEOK, Inc.
4.550%, 7/15/28	200,000	189,248
3.100%, 3/15/30	125,000	107,123
6.350%, 1/15/31	150,000	154,160
6.100%, 11/15/32	100,000	101,099
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	200,000	189,502
Targa Resources Partners LP
5.500%, 3/1/30	200,000	189,650
4.875%, 2/1/31	400,000	369,656
4.000%, 1/15/32	200,000	172,547
TotalEnergies Capital International SA
3.455%, 2/19/29	250,000	232,552
2.829%, 1/10/30	205,000	183,389
TransCanada PipeLines Ltd.
4.100%, 4/15/30 (x)	180,000	166,688
Valero Energy Corp. 2.800%, 12/1/31	200,000	164,254
7.500%, 4/15/32	150,000	167,690
Williams Cos., Inc. (The) 2.600%, 3/15/31	450,000	371,075
4.650%, 8/15/32	350,000	327,862

Total Energy		9,272,275

Financials (13.8%)
Banks (8.8%)
Banco Santander SA 2.749%, 12/3/30	200,000	156,020
2.958%, 3/25/31	200,000	164,504
Bank of America Corp.
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	500,000	417,541
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	200,000	158,633
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	1,100,000	910,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	$325,000	$259,757
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	800,000	663,823
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	935,989
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	973,607
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	500,000	495,322
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31 (k)	250,000	199,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	600,000	649,038
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	200,000	198,911
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	850,000	796,680
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	850,000	706,399
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	208,261
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	700,000	616,716
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	300,000	318,315
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	250,000	251,182
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	400,000	357,940
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	1,200,000	965,257
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	600,000	581,326
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	200,000	203,987
ING Groep NV 4.550%, 10/2/28	300,000	287,559
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	560,000	536,600
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	700,000	600,216
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	800,000	661,851
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	650,000	544,793
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	900,000	877,567
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	800,000	805,208
KeyBank NA 5.000%, 1/26/33	300,000	258,846
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)	200,000	186,603
Mitsubishi UFJ Financial Group, Inc. 3.741%, 3/7/29	325,000	297,657
3.195%, 7/18/29	400,000	352,834
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	390,278
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29 (k)	500,000	466,688
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)	400,000	380,567
PNC Financial Services Group, Inc. (The) 3.450%, 4/23/29 (x)	250,000	224,415
2.550%, 1/22/30	270,000	227,120
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	200,000	204,553
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	100,000	95,347
Royal Bank of Canada 5.000%, 2/1/33	250,000	244,318
Sumitomo Mitsui Financial Group, Inc. 1.902%, 9/17/28	400,000	335,035
3.040%, 7/16/29	450,000	392,179
2.130%, 7/8/30	200,000	163,147
5.766%, 1/13/33	200,000	205,286
Toronto-Dominion Bank (The) 4.456%, 6/8/32	100,000	94,698
Truist Financial Corp. 3.875%, 3/19/29 (x)	100,000	89,678
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	150,000	124,355
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	350,000	318,775
US Bancorp 1.375%, 7/22/30	200,000	152,201
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	315,540
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	150,000	150,122
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	555,000	479,439
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	530,000	450,789
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	600,000	574,877
Westpac Banking Corp. 2.650%, 1/16/30	200,000	175,932
2.150%, 6/3/31	150,000	124,650
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.110%, 7/24/34 (k)	400,000	347,665

		23,326,574

Capital Markets (2.9%)
Bank of New York Mellon Corp. (The) 3.300%, 8/23/29	200,000	177,932
1.800%, 7/28/31	250,000	195,749
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33 (k)	200,000	207,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
BlackRock, Inc. 1.900%, 1/28/31	$173,000	$141,058
Charles Schwab Corp. (The) 3.250%, 5/22/29	150,000	132,238
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	222,000	225,308
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	500,000	413,162
Goldman Sachs Group, Inc. (The) 2.600%, 2/7/30	440,000	373,648
3.800%, 3/15/30	450,000	415,419
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	200,000	163,415
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	650,000	519,091
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	200,000	168,940
Intercontinental Exchange, Inc. 4.350%, 6/15/29	120,000	116,936
4.600%, 3/15/33	300,000	290,577
Morgan Stanley
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	500,000	475,311
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	600,000	510,151
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	700,000	628,151
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	800,000	633,512
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	500,000	531,856
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	250,000	246,395
Nomura Holdings, Inc. 3.103%, 1/16/30	400,000	339,504
S&P Global, Inc. 2.700%, 3/1/29	200,000	179,506
2.900%, 3/1/32	450,000	388,352
State Street Corp. 2.400%, 1/24/30 (x)	165,000	140,212
(SOFR + 1.73%), 4.164%, 8/4/33 (k)	200,000	184,642

		7,798,199

Consumer Finance (1.1%)
AerCap Ireland Capital DAC 3.000%, 10/29/28	400,000	345,643
3.300%, 1/30/32	500,000	406,947
Ally Financial, Inc. 8.000%, 11/1/31	195,000	202,231
American Express Co. 4.050%, 5/3/29	252,000	239,839
Capital One Financial Corp.
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	380,000	352,067
General Motors Financial Co., Inc.
3.600%, 6/21/30	400,000	345,251
John Deere Capital Corp.
1.450%, 1/15/31	280,000	222,907
Toyota Motor Credit Corp.
4.450%, 6/29/29	300,000	293,651
3.375%, 4/1/30	490,000	450,522

		2,859,058

Financial Services (0.8%)
Fiserv, Inc.
4.200%, 10/1/28	100,000	95,595
3.500%, 7/1/29	425,000	387,015
Global Payments, Inc.
3.200%, 8/15/29	125,000	108,602
Mastercard, Inc.
2.950%, 6/1/29	125,000	113,854
3.350%, 3/26/30	200,000	185,922
National Rural Utilities Cooperative Finance Corp.
3.700%, 3/15/29	450,000	416,045
PayPal Holdings, Inc.
2.850%, 10/1/29	209,000	184,964
Shell International Finance BV
3.875%, 11/13/28	200,000	192,818
2.375%, 11/7/29	240,000	209,842
2.750%, 4/6/30	200,000	178,294

		2,072,951

Insurance (0.2%)
Aon Corp.
2.800%, 5/15/30	350,000	301,719
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	180,000	171,900

		473,619

Total Financials		36,530,401

Health Care (4.5%)
Biotechnology (0.9%)
AbbVie, Inc.
4.250%, 11/14/28	300,000	290,357
3.200%, 11/21/29	550,000	495,711
Amgen, Inc.
4.050%, 8/18/29	300,000	282,866
5.250%, 3/2/30	300,000	300,490
2.300%, 2/25/31	500,000	414,375
5.250%, 3/2/33	600,000	598,033

		2,381,832

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
2.272%, 12/1/28	100,000	85,590
2.539%, 2/1/32	280,000	226,807
Becton Dickinson & Co.
1.957%, 2/11/31	50,000	40,402

		352,799

Health Care Providers & Services (2.3%)
Centene Corp.
2.450%, 7/15/28	200,000	170,342
4.625%, 12/15/29	1,330,000	1,224,119
Cigna Group (The)
4.375%, 10/15/28	470,000	453,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
CVS Health Corp.
3.250%, 8/15/29	$300,000	$268,545
5.250%, 2/21/33	800,000	794,083
Elevance Health, Inc.
2.550%, 3/15/31	200,000	168,016
4.100%, 5/15/32	50,000	46,512
5.500%, 10/15/32	400,000	409,791
HCA, Inc.
4.125%, 6/15/29	465,000	429,998
3.500%, 9/1/30	530,000	464,280
3.625%, 3/15/32§	300,000	260,331
Humana, Inc.
5.875%, 3/1/33	200,000	206,825
UnitedHealth Group, Inc.
5.300%, 2/15/30	200,000	204,257
2.300%, 5/15/31	375,000	317,070
4.200%, 5/15/32	400,000	380,683
5.350%, 2/15/33	250,000	259,485
4.500%, 4/15/33	125,000	121,907

		6,180,217

Pharmaceuticals (1.2%)
AstraZeneca plc
1.375%, 8/6/30	375,000	300,641
Bristol-Myers Squibb Co.
3.400%, 7/26/29	439,000	406,814
2.950%, 3/15/32	200,000	176,296
Johnson & Johnson
1.300%, 9/1/30	150,000	122,859
Merck & Co., Inc.
3.400%, 3/7/29	331,000	309,322
2.150%, 12/10/31	420,000	346,688
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	200,000	197,717
4.750%, 5/19/33	300,000	299,001
Pfizer, Inc.
3.450%, 3/15/29	350,000	329,002
2.625%, 4/1/30	350,000	310,864
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	331,387

		3,130,591

Total Health Care		12,045,439

Industrials (2.3%)
Aerospace & Defense (0.9%)
Boeing Co. (The)
5.150%, 5/1/30	1,200,000	1,188,353
General Dynamics Corp.
3.625%, 4/1/30 (x)	200,000	188,434
Raytheon Technologies Corp.
4.125%, 11/16/28	580,000	556,640
2.250%, 7/1/30	350,000	293,729
1.900%, 9/1/31	100,000	79,546
5.150%, 2/27/33	150,000	151,542

		2,458,244

Air Freight & Logistics (0.2%)
FedEx Corp.
3.100%, 8/5/29	200,000	178,823
2.400%, 5/15/31	250,000	206,767
United Parcel Service, Inc.
4.450%, 4/1/30	200,000	198,414

		584,004

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	300,000	257,373

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
2.300%, 3/1/30	225,000	191,643
Waste Management, Inc.
4.150%, 4/15/32	400,000	380,308

		571,951

Ground Transportation (0.3%)
Union Pacific Corp.
3.700%, 3/1/29	315,000	300,419
2.375%, 5/20/31	220,000	185,908
2.800%, 2/14/32	300,000	257,761

		744,088

Industrial Conglomerates (0.3%)
3M Co.
2.375%, 8/26/29	100,000	85,596
General Electric Co.
6.750%, 3/15/32	160,000	179,809
Honeywell International, Inc.
1.950%, 6/1/30	320,000	268,467
1.750%, 9/1/31	100,000	80,103
5.000%, 2/15/33	100,000	101,731

		715,706

Machinery (0.3%)
Deere & Co.
5.375%, 10/16/29	275,000	283,030
3.100%, 4/15/30	500,000	456,810

		739,840

Total Industrials		6,071,206

Information Technology (2.2%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
4.600%, 5/23/29	200,000	192,806

IT Services (0.2%)
International Business Machines Corp.
3.500%, 5/15/29	450,000	414,994

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
4.750%, 4/15/29	300,000	288,408
4.150%, 11/15/30	200,000	183,141
2.450%, 2/15/31§	500,000	405,971
4.300%, 11/15/32	150,000	136,373
3.419%, 4/15/33§	300,000	249,685
Intel Corp.
2.450%, 11/15/29	100,000	86,105
3.900%, 3/25/30	175,000	164,745
4.150%, 8/5/32	200,000	189,989
5.200%, 2/10/33	200,000	201,843
Micron Technology, Inc.
6.750%, 11/1/29	100,000	103,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 2/9/33	$200,000	$198,881
NVIDIA Corp.
2.850%, 4/1/30	100,000	90,423
QUALCOMM, Inc.
2.150%, 5/20/30	284,000	243,272
Texas Instruments, Inc.
4.900%, 3/14/33	198,000	202,000

		2,744,781

Software (0.5%)
Oracle Corp.
2.950%, 4/1/30	300,000	260,869
2.875%, 3/25/31	300,000	255,638
6.250%, 11/9/32	475,000	502,409
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	176,039
1.750%, 2/15/31	200,000	157,764

		1,352,719

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
1.400%, 8/5/28	250,000	215,624
1.650%, 5/11/30	500,000	419,981
1.250%, 8/20/30	50,000	40,452
1.650%, 2/8/31	250,000	206,779
Dell International LLC
5.300%, 10/1/29	50,000	49,321
HP, Inc.
4.000%, 4/15/29	92,000	85,591

		1,017,748

Total Information Technology		5,723,048

Materials (0.3%)
Chemicals (0.1%)
Dow Chemical Co. (The)
7.375%, 11/1/29	75,000	83,378
2.100%, 11/15/30	200,000	164,891

		248,269

Containers & Packaging (0.1%)
WRKCo., Inc.
4.900%, 3/15/29	380,000	366,632

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	270,000	254,082

Total Materials		868,983

Real Estate (1.1%)
Diversified REITs (0.1%)
Simon Property Group LP (REIT)
2.450%, 9/13/29	300,000	252,551

Health Care REITs (0.1%)
Welltower OP LLC (REIT)
2.800%, 6/1/31	400,000	329,977

Industrial REITs (0.1%)
Prologis LP (REIT)
2.250%, 4/15/30	400,000	338,501

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	200,000	170,981
Boston Properties LP (REIT)
3.250%, 1/30/31	100,000	81,319

		252,300

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	87,779

Retail REITs (0.1%)
Realty Income Corp. (REIT)
3.250%, 1/15/31	150,000	130,799
5.625%, 10/13/32	200,000	201,936

		332,735

Specialized REITs (0.5%)
American Tower Corp. (REIT)
3.800%, 8/15/29	300,000	272,378
1.875%, 10/15/30	290,000	228,743
Crown Castle, Inc. (REIT)
2.250%, 1/15/31	250,000	203,620
2.100%, 4/1/31	260,000	208,063
Equinix, Inc. (REIT)
3.200%, 11/18/29	315,000	275,231
3.900%, 4/15/32	150,000	133,858

		1,321,893

Total Real Estate		2,915,736

Utilities (3.2%)
Electric Utilities (2.6%)
American Electric Power Co., Inc. 2.300%, 3/1/30	190,000	157,284
5.625%, 3/1/33	300,000	305,320
Series J 4.300%, 12/1/28	225,000	214,748
Appalachian Power Co.
Series AA 2.700%, 4/1/31	200,000	166,027
Duke Energy Carolinas LLC 3.950%, 11/15/28	100,000	95,523
Duke Energy Corp. 2.450%, 6/1/30	455,000	380,880
2.550%, 6/15/31	400,000	329,030
4.500%, 8/15/32	980,000	920,696
Entergy Corp. 1.900%, 6/15/28	300,000	256,031
2.800%, 6/15/30	340,000	288,177
Eversource Energy
Series R 1.650%, 8/15/30	400,000	316,330
Exelon Corp. 4.050%, 4/15/30	150,000	139,941
3.350%, 3/15/32	250,000	216,613
Georgia Power Co. 4.700%, 5/15/32	400,000	385,785
Series B 2.650%, 9/15/29	200,000	172,420
Nevada Power Co.
Series CC 3.700%, 5/1/29 (x)	80,000	73,961
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	830,000	689,779
5.050%, 2/28/33	200,000	196,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Pacific Gas and Electric Co. 4.550%, 7/1/30	$425,000	$383,925
2.500%, 2/1/31	200,000	155,945
Public Service Electric & Gas Co. 1.900%, 8/15/31	150,000	120,288
Southern California Edison Co. 2.250%, 6/1/30	200,000	166,782
5.950%, 11/1/32	150,000	155,060
Southern Co. (The)
Series A 3.700%, 4/30/30	285,000	260,902
Xcel Energy, Inc. 2.600%, 12/1/29	350,000	298,591
4.600%, 6/1/32	100,000	94,081

		6,940,407

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp. 5.400%, 3/1/33	100,000	101,530

Multi-Utilities (0.5%)
Ameren Corp. 3.500%, 1/15/31	250,000	222,260
Berkshire Hathaway Energy Co. 3.700%, 7/15/30	150,000	136,010
CenterPoint Energy, Inc. 2.950%, 3/1/30	200,000	173,439
Dominion Energy, Inc. 4 .250%, 6/1/28	175,000	166,790
Series C 3.375%, 4/1/30	400,000	357,092
DTE Energy Co. 4.875%, 6/1/28	208,000	203,336
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	100,000	80,669

		1,339,596

Total Utilities		8,381,533

Total Corporate Bonds		104,115,596

Total Long-Term Debt Securities (39.2%) (Cost $108,134,406)		104,115,596

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	208

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (19.8%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	52,835,218	52,845,785

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.2%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $463,371, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $472,639. (xx)	$463,177	$463,177

Total Short-Term Investments (20.0%) (Cost $53,316,268)		53,308,962

Total Investments in Securities (98.2%) (Cost $246,677,209)		261,065,317
Other Assets Less Liabilities (1.8%)		4,739,582

Net Assets (100%)		$265,804,899

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $1,203,298 or 0.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $538,422. This was collateralized by $85,156 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.440%, maturing 6/30/24 - 8/15/52 and by cash of $463,177 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
CVR	— Contingent Value Right
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	402	9/2023	USD	43,325,550	428,606
Russell 2000 E-Mini Index	68	9/2023	USD	6,472,580	6,290
S&P Midcap 400 E-Mini Index	23	9/2023	USD	6,081,430	142,359

					577,255

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,713,573	$—	$—	$8,713,573
Consumer Discretionary	10,755,227	—	—	10,755,227
Consumer Staples	6,697,739	—	—	6,697,739
Energy	4,236,018	—	—	4,236,018
Financials	13,158,643	—	—	13,158,643
Health Care	13,731,315	—	—	13,731,315
Industrials	8,727,317	—	—	8,727,317
Information Technology	29,311,306	—	—	29,311,306
Materials	2,631,225	—	—	2,631,225
Real Estate	2,098,460	—	—	2,098,460
Utilities	2,433,500	—	—	2,433,500
Corporate Bonds
Communication Services	—	10,197,241	—	10,197,241
Consumer Discretionary	—	4,572,327	—	4,572,327
Consumer Staples	—	7,537,407	—	7,537,407
Energy	—	9,272,275	—	9,272,275
Financials	—	36,530,401	—	36,530,401
Health Care	—	12,045,439	—	12,045,439
Industrials	—	6,071,206	—	6,071,206
Information Technology	—	5,723,048	—	5,723,048
Materials	—	868,983	—	868,983
Real Estate	—	2,915,736	—	2,915,736
Utilities	—	8,381,533	—	8,381,533
Exchange Traded Funds	1,146,228	—	—	1,146,228
Futures	577,255	—	—	577,255
Rights
Health Care	—	208	—	208
Short-Term Investments
Investment Company	52,845,785	—	—	52,845,785
Repurchase Agreement	—	463,177	—	463,177

Total Assets	$157,063,591	$104,578,981	$—	$261,642,572

Total Liabilities	$—	$—	$—	$—

Total	$157,063,591	$104,578,981	$—	$261,642,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$577,255	*

Total		$577,255

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,053,790	$2,053,790

Total	$2,053,790	$2,053,790

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,790,672	$1,790,672

Total	$1,790,672	$1,790,672

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$53,447,703
Average notional value of contracts – short	$8,896,163

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,988,197
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,982,298

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,235,701
Aggregate gross unrealized depreciation	(6,314,048)

Net unrealized appreciation	$15,921,653

Federal income tax cost of investments in securities and derivative instruments, if applicable	$245,720,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $246,214,032)	$260,602,140
Repurchase Agreements (Cost $463,177)	463,177
Cash	499,851
Cash held as collateral at broker for futures	2,942,500
Dividends, interest and other receivables	1,454,629
Due from broker for futures variation margin	565,522
Receivable for Portfolio shares sold	99,991
Due from Custodian	88,627
Securities lending income receivable	483
Other assets	15,648

Total assets	266,732,568

LIABILITIES
Payable for return of collateral on securities loaned	463,177
Investment management fees payable	154,631
Payable for securities purchased	88,627
Payable for Portfolio shares repurchased	64,178
Distribution fees payable – Class IB	53,463
Administrative fees payable	27,312
Accrued expenses	76,281

Total liabilities	927,669

NET ASSETS	$265,804,899

Net assets were comprised of:
Paid in capital	$265,006,524
Total distributable earnings (loss)	798,375

Net assets	$265,804,899

Class IB
Net asset value, offering and redemption price per share, $265,804,899 / 25,099,006 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.59

(x)	Includes value of securities on loan of $538,422.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$2,395,556
Dividends	2,023,735
Securities lending (net)	2,820

Total income	4,422,111

EXPENSES
Investment management fees	980,315
Distribution fees – Class IB	306,348
Administrative fees	156,699
Professional fees	23,060
Custodian fees	13,280
Printing and mailing expenses	10,741
Trustees’ fees	3,673
Miscellaneous	5,087

Gross expenses	1,499,203
Less: Waiver from investment manager	(120,790)

Net expenses	1,378,413

NET INVESTMENT INCOME (LOSS)	3,043,698

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(417,002)
Futures contracts	2,053,790

Net realized gain (loss)	1,636,788

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,924,086
Futures contracts	1,790,672

Net change in unrealized appreciation (depreciation)	16,714,758

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,351,546

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,395,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,043,698	$1,507,641
Net realized gain (loss)	1,636,788	(7,631,701)
Net change in unrealized appreciation (depreciation)	16,714,758	(8,235,385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,395,244	(14,359,445)

Distributions to shareholders:
Class IB	—	(1,695,347)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,201,860 and 3,943,810 shares, respectively ]	22,503,552	39,820,926
Capital shares issued in connection with merger (Note 8) [ 0 and 10,916,089 shares, respectively ]	—	103,979,580
Capital shares issued in reinvestment of dividends and distributions [ 0 and 170,807 shares, respectively ]	—	1,695,347
Capital shares repurchased [ (562,863) and (238,257) shares, respectively]	(5,749,648)	(2,420,369)

Total Class IB transactions	16,753,904	143,075,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,753,904	143,075,484

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,149,148	127,020,692
NET ASSETS:
Beginning of period	227,655,751	100,635,059

End of period	$265,804,899	$227,655,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,						February 1, 2019* to December 31, 2019
Class IB			2022		2021		2020
Net asset value, beginning of period	$9.70		$11.61		$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.13		0.03		0.07		0.13
Net realized and unrealized gain (loss)	0.76		(1.96)		1.11		0.92		1.24

Total from investment operations	0.89		(1.83)		1.14		0.99		1.37

Less distributions:
Dividends from net investment income	—		(0.06)		(0.03)		(0.06)		(0.09)
Distributions from net realized gains	—		(0.02)		(0.93)		(0.49)		(0.29)

Total dividends and distributions	—		(0.08)		(0.96)		(0.55)		(0.38)

Net asset value, end of period	$10.59		$9.70		$11.61		$11.43		$10.99

Total return (b)	9.18%		(15.73)%		10.13%		9.14%		13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$265,805		$227,656		$100,635		$61,623		$30,019
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.16	%(k)	1.17	%(m)	1.17	%(m)	1.15	%(m)
Before waivers (a)(f)	1.22%		1.27%		1.29%		1.38%		1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.48%		1.25%		0.25%		0.67%		1.34	%(l)
Before waivers (a)(f)	2.38%		1.14%		0.14%		0.46%		0.85	%(l)
Portfolio turnover rate^	11	%(z)	123%		42%		57%		114	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.11		0.17
Net realized and unrealized gain (loss)	0.11		0.91		1.22

Total from investment operations	0.12		1.02		1.39

Less distributions:
Dividends from net investment income	—		(0.09)		(0.11)
Distributions from net realized gains	—		(0.49)		(0.29)

Total dividends and distributions	—		(0.58)		(0.40)

Net asset value, end of period	$11.55		$11.43		$10.99

Total return (b)	1.05%		9.39%		14.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$12,349		$11,288
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%(m)	0.92	%(m)	0.90	%(m)
Before waivers (a)(f)	1.06%		1.13%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.58%		0.97%		1.70	%(l)
Before waivers (a)(f)	0.44%		0.76%		1.02	%(l)
Portfolio turnover rate^	42%		57%		114	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully repurchased. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	27.9%
Industrials	24.7
Health Care	18.1
Financials	12.9
Consumer Discretionary	6.9
Communication Services	2.7
Real Estate	1.6
Materials	1.4
Utilities	1.1
Consumer Staples	0.7
Investment Company	0.4
Repurchase Agreement	0.1
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,125.40	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.61	5.24
Class IB
Actual	1,000.00	1,126.00	5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.61	5.24
Class K
Actual	1,000.00	1,127.60	4.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.85	3.99

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Entertainment (2.2%)
Liberty Media Corp.-Liberty Formula One, Class A*	11,329	$766,067
Liberty Media Corp.-Liberty Formula One, Class C*	412,529	31,055,183

		31,821,250

Interactive Media & Services (0.5%)
Ziff Davis, Inc.*	96,690	6,774,102

Total Communication Services		38,595,352

Consumer Discretionary (6.9%)
Automobile Components (0.5%)
Visteon Corp.*	41,884	6,014,961

Diversified Consumer Services (0.7%)
Frontdoor, Inc.*	317,221	10,119,350

Hotels, Restaurants & Leisure (2.6%)
Aramark	518,115	22,304,850
Entain plc	886,089	14,390,288

		36,695,138

Specialty Retail (2.1%)
Burlington Stores, Inc.*	35,715	5,621,184
CarMax, Inc.*	269,322	22,542,251
Wayfair, Inc., Class A (x)*	19,767	1,285,053

		29,448,488

Textiles, Apparel & Luxury Goods (1.0%)
Gildan Activewear, Inc., Class A	441,361	14,229,479

Total Consumer Discretionary		96,507,416

Consumer Staples (0.7%)
Consumer Staples Distribution & Retail (0.7%)
Dollar Tree, Inc.*	73,792	10,589,152

Total Consumer Staples		10,589,152

Financials (12.9%)
Capital Markets (3.9%)
Cboe Global Markets, Inc.	63,557	8,771,502
Charles Schwab Corp. (The)	206,374	11,697,278
LPL Financial Holdings, Inc.	134,138	29,165,625
MSCI, Inc., Class A	10,966	5,146,234

		54,780,639

Financial Services (4.1%)
Fidelity National Information Services, Inc.	176,129	9,634,256
Global Payments, Inc.	95,475	9,406,197
WEX, Inc.*	207,892	37,850,897

		56,891,350

Insurance (4.9%)
Intact Financial Corp.	253,067	39,073,277
Ryan Specialty Holdings, Inc., Class A*	203,253	9,124,027
W R Berkley Corp.	347,206	20,679,590

		68,876,894

Total Financials		180,548,883

Health Care (18.1%)
Biotechnology (2.8%)
Abcam plc (ADR)*	226,515	5,542,822
Argenx SE (ADR)*	27,038	10,537,520
Ascendis Pharma A/S (ADR)*	77,413	6,909,110
BioMarin Pharmaceutical, Inc.*	110,456	9,574,326
Sarepta Therapeutics, Inc.*	58,009	6,643,191

		39,206,969

Health Care Equipment & Supplies (9.8%)
Boston Scientific Corp.*	814,547	44,058,847
Cooper Cos., Inc. (The)	34,563	13,252,491
Dentsply Sirona, Inc.	338,888	13,562,298
ICU Medical, Inc.*	101,176	18,028,551
STERIS plc	68,718	15,460,176
Teleflex, Inc.	135,950	32,903,978

		137,266,341

Life Sciences Tools & Services (4.7%)
Avantor, Inc.*	790,070	16,228,038
Illumina, Inc.*	67,069	12,574,767
Revvity, Inc.	237,834	28,252,301
Waters Corp.*	34,068	9,080,484

		66,135,590

Pharmaceuticals (0.8%)
Catalent, Inc.*	274,216	11,890,006

Total Health Care		254,498,906

Industrials (24.7%)
Aerospace & Defense (1.4%)
L3Harris Technologies, Inc.	100,074	19,591,487

Commercial Services & Supplies (3.4%)
Cimpress plc*	127,154	7,563,120
Clean Harbors, Inc.*	45,787	7,528,756
RB Global, Inc.	199,250	11,955,000
Rentokil Initial plc	349,640	2,730,945
Rentokil Initial plc (ADR)	463,856	18,095,023

		47,872,844

Electrical Equipment (2.9%)
Regal Rexnord Corp.	47,341	7,285,780
Sensata Technologies Holding plc	729,374	32,814,536

		40,100,316

Ground Transportation (3.1%)
JB Hunt Transport Services, Inc.	165,014	29,872,485
TFI International, Inc.	126,196	14,381,296

		44,253,781

Machinery (4.1%)
Fortive Corp.	57,153	4,273,330
Ingersoll Rand, Inc.	460,063	30,069,718
Westinghouse Air Brake Technologies Corp.	205,968	22,588,510

		56,931,558

Passenger Airlines (1.3%)
Ryanair Holdings plc (ADR)*	165,382	18,291,249

Professional Services (6.8%)
Broadridge Financial Solutions, Inc.	139,833	23,160,540
Ceridian HCM Holding, Inc.*	273,616	18,324,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SS&C Technologies Holdings, Inc.	640,343	$38,804,786
TransUnion	185,308	14,515,176

		94,804,565

Trading Companies & Distributors (1.7%)
Ferguson plc	154,859	24,360,869

Total Industrials		346,206,669

Information Technology (27.9%)
Electronic Equipment, Instruments & Components (6.8%)
Flex Ltd.*	1,238,545	34,233,384
National Instruments Corp.	270,068	15,501,903
TE Connectivity Ltd.	126,339	17,707,674
Teledyne Technologies, Inc.*	68,839	28,300,401

		95,743,362

IT Services (5.1%)
Amdocs Ltd.	395,958	39,140,448
GoDaddy, Inc., Class A*	437,676	32,882,598

		72,023,046

Semiconductors & Semiconductor Equipment (10.1%)
KLA Corp.	28,432	13,790,089
Lam Research Corp.	21,393	13,752,704
Microchip Technology, Inc.	314,202	28,149,357
NXP Semiconductors NV	141,872	29,038,361
ON Semiconductor Corp.*	596,795	56,444,872

		141,175,383

Software (5.9%)
Atlassian Corp., Class A*	32,553	5,462,719
Constellation Software, Inc.	26,549	55,007,083
Dynatrace, Inc.*	108,835	5,601,737
Nice Ltd. (ADR) (x)*	51,131	10,558,552
Topicus.com, Inc.*	69,320	5,685,313

		82,315,404

Total Information Technology		391,257,195

Materials (1.4%)
Chemicals (0.9%)
Corteva, Inc.	233,361	13,371,585

Containers & Packaging (0.5%)
Sealed Air Corp.	162,356	6,494,240

Total Materials		19,865,825

Real Estate (1.6%)
Specialized REITs (1.6%)
Lamar Advertising Co. (REIT), Class A	223,853	22,217,410

Total Real Estate		22,217,410

Utilities (1.1%)
Electric Utilities (1.1%)
Alliant Energy Corp.	293,193	15,386,769

Total Utilities		15,386,769

Total Common Stocks (98.0%) (Cost $968,596,565)		1,375,673,577

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	5,328,288	5,329,354

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $1,834,084, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $1,869,979. (xx)	$1,833,313	1,833,313

Total Short-Term Investments (0.5%) (Cost $7,164,404)		7,162,667

Total Investments in Securities (98.5%) (Cost $975,760,969)		1,382,836,244
Other Assets Less Liabilities (1.5%)		20,569,001

Net Assets (100%)		$1,403,405,245

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,176,625. This was collateralized by $345,106 of various U.S. Government Treasury Securities, ranging from 0.500% – 4.500%, maturing 2/28/26 – 8/15/52 and by cash of $1,833,313 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Country Diversification As a Percentage of Total Net Assets
Canada	9.6%
China	2.1
Denmark	0.5
Ireland	1.8
Israel	0.7
Netherlands	1.2
United Kingdom	2.9
United States	79.7
Cash and Other	1.5

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$38,595,352	$—	$—	$38,595,352
Consumer Discretionary	82,117,128	14,390,288	—	96,507,416
Consumer Staples	10,589,152	—	—	10,589,152
Financials	180,548,883	—	—	180,548,883
Health Care	254,498,906	—	—	254,498,906
Industrials	343,475,724	2,730,945	—	346,206,669
Information Technology	391,257,195	—	—	391,257,195
Materials	19,865,825	—	—	19,865,825
Real Estate	22,217,410	—	—	22,217,410
Utilities	15,386,769	—	—	15,386,769
Short-Term Investments
Investment Company	5,329,354	—	—	5,329,354
Repurchase Agreement	—	1,833,313	—	1,833,313

Total Assets	$1,363,881,698	$18,954,546	$—	$1,382,836,244

Total Liabilities	$—	$—	$—	$—

Total	$1,363,881,698	$18,954,546	$—	$1,382,836,244

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$81,611,434
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$110,441,692

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$461,713,432
Aggregate gross unrealized depreciation	(54,829,993)

Net unrealized appreciation	$406,883,439

Federal income tax cost of investments in securities and derivative instruments, if applicable	$975,952,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $973,927,656)	$1,381,002,931
Repurchase Agreements (Cost $1,833,313)	1,833,313
Cash	24,660,535
Receivable for securities sold	729,855
Dividends, interest and other receivables	703,067
Receivable for Portfolio shares sold	135,680
Securities lending income receivable	3,036
Other assets	15,488

Total assets	1,409,083,905

LIABILITIES
Payable for securities purchased	2,438,601
Payable for return of collateral on securities loaned	1,833,313
Investment management fees payable	758,013
Payable for Portfolio shares repurchased	240,300
Distribution fees payable – Class IB	219,755
Administrative fees payable	104,728
Distribution fees payable – Class IA	24,263
Accrued expenses	59,687

Total liabilities	5,678,660

NET ASSETS	$1,403,405,245

Net assets were comprised of:
Paid in capital	$948,126,048
Total distributable earnings (loss)	455,279,197

Net assets	$1,403,405,245

Class IA
Net asset value, offering and redemption price per share, $121,459,779 / 5,758,330 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.09

Class IB
Net asset value, offering and redemption price per share, $1,103,046,614 / 53,420,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.65

Class K
Net asset value, offering and redemption price per share, $178,898,852 / 8,196,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.83

(x)	Includes value of securities on loan of $2,176,625.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $199,139 foreign withholding tax)	$6,314,622
Interest	548,685
Securities lending (net)	25,662

Total income	6,888,969

EXPENSES
Investment management fees	4,551,645
Distribution fees – Class IB	1,316,248
Administrative fees	630,764
Distribution fees – Class IA	147,150
Professional fees	50,129
Custodian fees	42,844
Printing and mailing expenses	41,478
Trustees’ fees	20,791
Miscellaneous	13,238

Total expenses	6,814,287

NET INVESTMENT INCOME (LOSS)	74,682

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	16,777,858
Foreign currency transactions	10,190

Net realized gain (loss)	16,788,048

Change in unrealized appreciation (depreciation) on:
Investments in securities	142,914,688
Foreign currency translations	13

Net change in unrealized appreciation (depreciation)	142,914,701

NET REALIZED AND UNREALIZED GAIN (LOSS)	159,702,749

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,777,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$74,682	$(1,343,164)
Net realized gain (loss)	16,788,048	93,574,161
Net change in unrealized appreciation (depreciation)	142,914,701	(357,043,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,777,431	(264,812,491)

Distributions to shareholders:
Class IA	—	(7,774,291)
Class IB	—	(70,788,863)
Class K	—	(11,174,338)

Total distributions to shareholders	—	(89,737,492)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 70,246 and 356,647 shares, respectively ]	1,413,339	7,218,066
Capital shares issued in reinvestment of dividends and distributions [ 0 and 403,106 shares, respectively ]	—	7,774,291
Capital shares repurchased [ (384,878) and (649,811) shares, respectively]	(7,730,517)	(13,387,581)

Total Class IA transactions	(6,317,178)	1,604,776

Class IB
Capital shares sold [ 1,090,602 and 2,057,897 shares, respectively ]	21,494,281	41,573,714
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,748,637 shares, respectively ]	—	70,788,863
Capital shares repurchased [ (2,617,640) and (5,612,208) shares, respectively]	(51,336,436)	(112,914,059)

Total Class IB transactions	(29,842,155)	(551,482)

Class K
Capital shares sold [ 131,366 and 1,556,899 shares, respectively ]	2,763,312	32,021,569
Capital shares issued in reinvestment of dividends and distributions [ 0 and 561,161 shares, respectively ]	—	11,174,338
Capital shares repurchased [ (518,248) and (945,801) shares, respectively]	(10,714,454)	(19,893,940)

Total Class K transactions	(7,951,142)	23,301,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(44,110,475)	24,355,261

TOTAL INCREASE (DECREASE) IN NET ASSETS	115,666,956	(330,194,722)
NET ASSETS:
Beginning of period	1,287,738,289	1,617,933,011

End of period	$1,403,405,245	$1,287,738,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019		2018
Net asset value, beginning of period	$18.74		$24.05	$22.95	$21.44	$16.72		$18.05

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.03)	(0.09)	(0.04)	(0.01)		(0.02)
Net realized and unrealized gain (loss)	2.35		(3.93)	3.86	3.95	6.08		(0.25)

Total from investment operations	2.35		(3.96)	3.77	3.91	6.07		(0.27)

Less distributions:
Dividends from net investment income	—		—	(0.02)	—	—	#	—
Distributions from net realized gains	—		(1.35)	(2.65)	(2.40)	(1.35)		(1.06)

Total dividends and distributions	—		(1.35)	(2.67)	(2.40)	(1.35)		(1.06)

Net asset value, end of period	$21.09		$18.74	$24.05	$22.95	$21.44		$16.72

Total return (b)	12.54%		(16.54)%	16.84%	18.78%	36.48	%(cc)	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121,460		$113,779	$143,434	$133,526	$87,386		$70,224
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.04%	1.05%	1.05%		1.07%
Before waivers (a)(f)	1.05%		1.05%	1.04%	1.06%	1.07%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.02)%		(0.13)%	(0.35)%	(0.17)%	(0.04)%		(0.12)%
Before waivers (a)(f)	(0.02)%		(0.13)%	(0.35)%	(0.18)%	(0.06)%		(0.12)%
Portfolio turnover rate^	6	%(z)	19%	18%	40%	10%		13%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019		2018
Net asset value, beginning of period	$18.34		$23.58	$22.55	$21.10	$16.47		$17.80

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.03)	(0.09)	(0.03)	(0.01)		(0.02)
Net realized and unrealized gain (loss)	2.31		(3.86)	3.79	3.88	5.99		(0.25)

Total from investment operations	2.31		(3.89)	3.70	3.85	5.98		(0.27)

Less distributions:
Dividends from net investment income	—		—	(0.02)	—	—	#	—
Distributions from net realized gains	—		(1.35)	(2.65)	(2.40)	(1.35)		(1.06)

Total dividends and distributions	—		(1.35)	(2.67)	(2.40)	(1.35)		(1.06)

Net asset value, end of period	$20.65		$18.34	$23.58	$22.55	$21.10		$16.47

Total return (b)	12.60%		(16.57)%	16.83%	18.81%	36.49	%(cc)	(1.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,103,047		$1,007,762	$1,291,116	$1,192,164	$963,278		$756,220
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.04%	1.05%	1.05%		1.07%
Before waivers (a)(f)	1.05%		1.05%	1.04%	1.06%	1.07%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.02)%		(0.13)%	(0.35)%	(0.17)%	(0.04)%		(0.12)%
Before waivers (a)(f)	(0.02)%		(0.13)%	(0.35)%	(0.17)%	(0.06)%		(0.12)%
Portfolio turnover rate^	6	%(z)	19%	18%	40%	10%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019		2018
Net asset value, beginning of period	$19.36		$24.75	$23.53	$21.87	$17.03		$18.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.03 †	(0.03)	0.01 †	0.04		0.03
Net realized and unrealized gain (loss)	2.45		(4.07)	3.98	4.05	6.20		(0.26)

Total from investment operations	2.47		(4.04)	3.95	4.06	6.24		(0.23)

Less distributions:
Dividends from net investment income	—		—	(0.08)	—	(0.05)		—
Distributions from net realized gains	—		(1.35)	(2.65)	(2.40)	(1.35)		(1.06)

Total dividends and distributions	—		(1.35)	(2.73)	(2.40)	(1.40)		(1.06)

Net asset value, end of period	$21.83		$19.36	$24.75	$23.53	$21.87		$17.03

Total return (b)	12.76%		(16.39)%	17.17%	19.11%	36.82	%(cc)	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178,899		$166,197	$183,383	$194,652	$47,603		$37,503
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.79%	0.80%	0.80%		0.82%
Before waivers (a)(f)	0.80%		0.80%	0.79%	0.81%	0.82%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.23%		0.13%	(0.11)%	0.06%	0.20%		0.13%
Before waivers (a)(f)	0.23%		0.13%	(0.11)%	0.06%	0.19%		0.13%
Portfolio turnover rate^	6	%(z)	19%	18%	40%	10%		13%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 36.29% for Class IA, 36.29% for Class IB and 36.63% for Class K.

See Notes to Financial Statements.

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Exchange Traded Funds	52.2%
U.S. Government Agency Securities	31.5
U.S. Treasury Obligations	16.6
Cash and Other	(0.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,086.80	$5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.35	5.50

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.4%)
Vanguard S&P 500 ETF	220,208	$89,686,314

Fixed Income (34.8%)
iShares 1-3 Year Treasury Bond ETF	887,685	71,973,500
iShares 3-7 Year Treasury Bond ETF	539,834	62,221,267
iShares 7-10 Year Treasury Bond ETF	174,549	16,861,433
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	28,915,153

Total Fixed Income		179,971,353

Total Exchange Traded Funds (52.2%) (Cost $260,370,740)		269,657,667

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (3.0%)
U.S. Treasury Notes 0.875%, 1/31/24#	$15,828,000	15,420,093

Total Long-Term Debt Securities (3.0%) (Cost $15,470,395)		15,420,093

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (31.5%)
FFCB 2.73%, 7/7/23 (o)(p)	10,000,000	9,994,698
3.59%, 7/12/23 (o)(p)	5,000,000	4,994,028
3.99%, 7/18/23 (o)(p)	15,000,000	14,970,114
4.03%, 7/19/23 (o)(p)	10,000,000	9,978,751
4.23%, 7/26/23 (o)(p)	10,000,000	9,969,563
4.51%, 8/2/23 (o)(p)	10,000,000	9,958,820
4.62%, 8/11/23 (o)(p)	10,000,000	9,946,350
FHLB 4.77%, 7/3/23 (o)(p)	19,500,000	19,492,259
1.91%, 7/5/23 (o)(p)	7,000,000	6,998,147
2.39%, 7/6/23 (o)(p)	1,500,000	1,499,403
2.73%, 7/7/23 (o)(p)	5,000,000	4,997,349
3.76%, 7/14/23 (o)(p)	3,700,000	3,694,601
4.03%, 7/19/23 (o)(p)	8,100,000	8,082,788
4.11%, 7/21/23 (o)(p)	5,000,000	4,988,030
4.22%, 7/25/23 (o)(p)	10,000,000	9,970,754
4.23%, 7/26/23 (o)(p)	4,000,000	3,987,825
4.27%, 7/28/23 (o)(p)	2,500,000	2,491,731
FHLMC 1.91%, 7/5/23 (o)(p)	4,000,000	3,998,941
2.73%, 7/7/23 (o)(p)	20,000,000	19,989,396
3.34%, 7/10/23 (o)(p)	3,000,000	2,997,218

Total U.S. Government Agency Securities		163,000,766

U.S. Treasury Obligations (13.6%)
U.S. Treasury Bills 1.98%, 7/5/23 (p)	10,000,000	9,997,246
2.51%, 7/6/23 (p)	10,000,000	9,995,820
3.63%, 7/11/23 (p)	6,347,000	6,339,966
3.86%, 7/13/23 (p)	10,000,000	9,986,069
4.21%, 7/18/23 (p)	14,000,000	13,970,587
4.29%, 7/20/23 (p)	10,000,000	9,976,196
4.48%, 7/27/23 (p)	10,000,000	9,966,545

Total U.S. Treasury Obligations		70,232,429

Total Short-Term Investments (45.1%) (Cost $233,166,163)		233,233,195

Total Investments in Securities (100.3%) (Cost $509,007,298)		518,310,955
Other Assets Less Liabilities (-0.3%)		(1,603,141)

Net Assets (100%)		$516,707,814

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,390,867.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2023.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,075	9/2023	EUR	51,930,481	1,202,299
FTSE 100 Index	239	9/2023	GBP	22,890,715	(152,229)
Russell 2000 E-Mini Index	596	9/2023	USD	56,730,260	14,691
S&P 500 E-Mini Index	402	9/2023	USD	90,213,825	2,934,289
TOPIX Index	163	9/2023	JPY	25,845,941	920,849

					4,919,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$269,657,667	$—	$—	$269,657,667
Futures	5,072,128	—	—	5,072,128
Short-Term Investments
U.S. Government Agency Securities	—	163,000,766	—	163,000,766
U.S. Treasury Obligations	—	70,232,429	—	70,232,429
U.S. Treasury Obligation	—	15,420,093	—	15,420,093

Total Assets	$274,729,795	$248,653,288	$—	$523,383,083

Liabilities:
Futures	$(152,229)	$—	$—	$(152,229)

Total Liabilities	$(152,229)	$—	$—	$(152,229)

Total	$274,577,566	$248,653,288	$—	$523,230,854

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$5,072,128	*

Total		$5,072,128

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(152,229	)*

Total		$(152,229)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,615,289	$11,615,289

Total	$11,615,289	$11,615,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$10,988,901	$10,988,901

Total	$10,988,901	$10,988,901

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$199,664,073

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,962,889
Long-term U.S. government debt securities	11,758,502

$52,721,391

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,660,653
Long-term U.S. government debt securities	8,233,626

$9,894,279

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,859,142
Aggregate gross unrealized depreciation	(4,850,286)

Net unrealized appreciation	$19,008,856

Federal income tax cost of investments in securities and derivative instruments, if applicable	$504,221,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $509,007,298)	$518,310,955
Cash	1,625,265
Due from broker for futures variation margin	3,653,748
Dividends, interest and other receivables	404,862
Receivable for Portfolio shares sold	174,828
Other assets	15,920

Total assets	524,185,578

LIABILITIES
Payable for securities purchased	6,912,291
Investment management fees payable	292,780
Distribution fees payable – Class IB	103,753
Administrative fees payable	53,003
Payable for Portfolio shares repurchased	52,158
Accrued expenses	63,779

Total liabilities	7,477,764

NET ASSETS	$516,707,814

Net assets were comprised of:
Paid in capital	$512,668,708
Total distributable earnings (loss)	4,039,106

Net assets	$516,707,814

Class IB
Net asset value, offering and redemption price per share, $516,707,814 / 47,427,044 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$5,188,518
Dividends	2,336,012
Securities lending (net)	555

Total income	7,525,085

EXPENSES
Investment management fees	1,873,034
Distribution fees – Class IB	585,322
Administrative fees	299,395
Professional fees	25,425
Printing and mailing expenses	16,904
Custodian fees	7,662
Trustees’ fees	6,995
Miscellaneous	3,758

Gross expenses	2,818,495
Less: Waiver from investment manager	(246,598)

Net expenses	2,571,897

NET INVESTMENT INCOME (LOSS)	4,953,188

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(13,742)
Futures contracts	11,615,289
Foreign currency transactions	(17,064)

Net realized gain (loss)	11,584,483

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,955,830
Futures contracts	10,988,901
Foreign currency translations	(1,570)

Net change in unrealized appreciation (depreciation)	22,943,161

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,527,644

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,480,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,953,188	$1,504,839
Net realized gain (loss)	11,584,483	(14,078,385)
Net change in unrealized appreciation (depreciation)	22,943,161	(36,361,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,480,832	(48,935,358)

Distributions to shareholders:
Class IB	—	(2,993,695)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,139,376 and 8,877,739 shares, respectively ]	53,977,106	92,761,534
Capital shares issued in connection with merger (Note 8) [ 0 and 7,074,850 shares, respectively ]	—	70,694,650
Capital shares issued in reinvestment of dividends and distributions [ 0 and 295,351 shares, respectively ]	—	2,993,695
Capital shares repurchased [ (1,010,375) and (2,174,630) shares, respectively]	(10,645,092)	(21,814,171)

Total Class IB transactions	43,332,014	144,635,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	43,332,014	144,635,708

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,812,846	92,706,655
NET ASSETS:
Beginning of period	433,894,968	341,188,313

End of period	$516,707,814	$433,894,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.02		$11.67		$11.57		$10.85		$9.60		$10.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.04		(0.09)		(0.04)		0.10		0.10
Net realized and unrealized gain (loss)	0.76		(1.62)		1.54		0.97		1.43		(0.58)

Total from investment operations	0.87		(1.58)		1.45		0.93		1.53		(0.48)

Less distributions:
Dividends from net investment income	—		(0.04)		—		—	#	(0.08)		(0.05)
Distributions from net realized gains	—		(0.03)		(1.35)		(0.21)		(0.20)		(0.02)

Total dividends and distributions	—		(0.07)		(1.35)		(0.21)		(0.28)		(0.07)

Net asset value, end of period	$10.89		$10.02		$11.67		$11.57		$10.85		$9.60

Total return (b)	8.68%		(13.50)%		12.77%		8.76%		15.92%		(4.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$516,708		$433,895		$341,188		$239,731		$165,453		$69,223
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.14	%(k)	1.15	%(o)	1.16	%(o)	1.15	%(jj)	1.15	%(jj)
Before waivers (a)(f)	1.20%		1.21%		1.21%		1.23%		1.25%		1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	2.11%		0.42%		(0.74)%		(0.40)%		0.92%		0.99%
Before waivers (a)(f)(x)	2.01%		0.35%		(0.79)%		(0.47)%		0.82%		0.59%
Portfolio turnover rate^	4	%(z)	75%		7%		50%		14%		62%

Class K	January 1, 2019 to September 4, 2019‡		Year Ended December 31, 2018
Net asset value, beginning of period	$9.60		$10.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09
Net realized and unrealized gain (loss)	0.83		(0.54)

Total from investment operations	0.91		(0.45)

Less distributions:
Dividends from net investment income	—		(0.08)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.10)

Net asset value, end of period	$10.51		$9.60

Total return (b)	9.48%		(4.48)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,619
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90	%(jj)	0.90	%(jj)
Before waivers (a)(f)	1.01%		1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.21	%(l)	0.91%
Before waivers (a)(f)(x)	1.11	%(l)	0.34%
Portfolio turnover rate^	14%		62%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on September 4, 2019 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Financials	23.4%
Health Care	16.5
Industrials	13.0
Energy	7.8
Utilities	6.8
Consumer Staples	6.4
Communication Services	5.2
Information Technology	4.9
Real Estate	4.7
Consumer Discretionary	4.4
Materials	4.1
U.S. Government Agency Security	3.4
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,043.40	$4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	4.81
Class IB
Actual	1,000.00	1,043.20	4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	4.81
Class K
Actual	1,000.00	1,045.00	3.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Entertainment (0.2%)
Endeavor Group Holdings, Inc., Class A*	104,300	$2,494,856

Interactive Media & Services (1.2%)
Meta Platforms, Inc., Class A*	41,000	11,766,180

Media (3.8%)
Charter Communications, Inc., Class A*	65,300	23,989,261
Comcast Corp., Class A	311,942	12,961,190

		36,950,451

Total Communication Services		51,211,487

Consumer Discretionary (4.4%)
Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.*	366,700	6,904,961
Domino’s Pizza, Inc.	27,900	9,402,021
Wynn Resorts Ltd.	34,000	3,590,740

		19,897,722

Household Durables (0.6%)
Toll Brothers, Inc.	75,900	6,001,413

Specialty Retail (1.3%)
Best Buy Co., Inc.	60,800	4,982,560
Lowe’s Cos., Inc.	34,900	7,876,930

		12,859,490

Textiles, Apparel & Luxury Goods (0.4%)
Kontoor Brands, Inc.	101,144	4,258,162

Total Consumer Discretionary		43,016,787

Consumer Staples (6.4%)
Beverages (0.5%)
Keurig Dr Pepper, Inc.	147,000	4,596,690

Consumer Staples Distribution & Retail (2.7%)
BJ’s Wholesale Club Holdings, Inc.*	102,400	6,452,224
Performance Food Group Co.*	191,400	11,529,936
US Foods Holding Corp.*	180,860	7,957,840

		25,940,000

Food Products (1.1%)
Mondelez International, Inc., Class A	151,000	11,013,940

Personal Care Products (0.2%)
Kenvue, Inc.*	63,674	1,682,267

Tobacco (1.9%)
Philip Morris International, Inc.	193,100	18,850,422

Total Consumer Staples		62,083,319

Energy (7.8%)
Oil, Gas & Consumable Fuels (7.8%)
Cheniere Energy, Inc.	31,100	4,738,396
Chevron Corp.	142,600	22,438,110
Diamondback Energy, Inc.	54,300	7,132,848
EOG Resources, Inc.	54,400	6,225,536
EQT Corp.	170,100	6,996,213
Exxon Mobil Corp.	167,900	18,007,275
Pioneer Natural Resources Co.	50,600	10,483,308

Total Energy		76,021,686

Financials (23.4%)
Banks (13.5%)
Bank of America Corp.	1,420,200	40,745,538
Citigroup, Inc.	279,100	12,849,764
Citizens Financial Group, Inc.	225,700	5,886,256
First Horizon Corp.	187,200	2,109,744
KeyCorp	611,500	5,650,260
PNC Financial Services Group, Inc. (The)	162,100	20,416,495
Truist Financial Corp.	194,900	5,915,215
US Bancorp	271,500	8,970,360
Wells Fargo & Co.	681,000	29,065,080

		131,608,712

Capital Markets (0.5%)
Blackstone, Inc.	50,500	4,694,985

Financial Services (5.9%)
Berkshire Hathaway, Inc., Class B*	72,600	24,756,600
Fidelity National Information Services, Inc.	213,800	11,694,860
Fiserv, Inc.*	148,400	18,720,660
WEX, Inc.*	15,600	2,840,292

		58,012,412

Insurance (3.5%)
MetLife, Inc.	51,800	2,928,254
Progressive Corp. (The)	114,300	15,129,891
Travelers Cos., Inc. (The)	76,000	13,198,160
Willis Towers Watson plc	12,400	2,920,200

		34,176,505

Total Financials		228,492,614

Health Care (16.5%)
Biotechnology (5.1%)
AbbVie, Inc.	127,800	17,218,494
Biogen, Inc.*	32,900	9,371,565
BioMarin Pharmaceutical, Inc.*	79,400	6,882,392
Regeneron Pharmaceuticals, Inc.*	19,400	13,939,676
Sarepta Therapeutics, Inc.*	16,500	1,889,580

		49,301,707

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	220,500	10,045,980
Medtronic plc	30,200	2,660,620

		12,706,600

Health Care Providers & Services (6.0%)
AmerisourceBergen Corp.	113,300	21,802,319
Centene Corp.*	378,600	25,536,570
CVS Health Corp.	69,900	4,832,187
UnitedHealth Group, Inc.	14,200	6,825,088

		58,996,164

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	499,279	31,928,892
Johnson & Johnson	50,900	8,424,968

		40,353,860

Total Health Care		161,358,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (13.0%)
Aerospace & Defense (3.3%)
Boeing Co. (The)*	44,100	$9,312,156
Raytheon Technologies Corp.	234,300	22,952,028

		32,264,184

Building Products (2.1%)
Carrier Global Corp.	132,600	6,591,546
Masco Corp.	243,300	13,960,554

		20,552,100

Electrical Equipment (0.7%)
Emerson Electric Co.	77,300	6,987,147

Ground Transportation (0.6%)
Knight-Swift Transportation Holdings, Inc., Class A	58,200	3,233,592
Uber Technologies, Inc.*	62,800	2,711,076

		5,944,668

Industrial Conglomerates (1.9%)
Honeywell International, Inc.	91,100	18,903,250

Machinery (1.6%)
AGCO Corp.	38,300	5,033,386
Parker-Hannifin Corp.	28,500	11,116,140

		16,149,526

Passenger Airlines (1.5%)
Delta Air Lines, Inc.*	141,200	6,712,648
Southwest Airlines Co.	206,700	7,484,607

		14,197,255

Trading Companies & Distributors (1.3%)
WESCO International, Inc.	69,100	12,373,046

Total Industrials		127,371,176

Information Technology (4.9%)
Semiconductors & Semiconductor Equipment (2.9%)
Intel Corp.	183,100	6,122,864
NXP Semiconductors NV	28,000	5,731,040
ON Semiconductor Corp.*	41,200	3,896,696
Qorvo, Inc.*	80,300	8,193,009
Skyworks Solutions, Inc.	42,500	4,704,325

		28,647,934

Software (1.6%)
Oracle Corp.	45,500	5,418,595
Salesforce, Inc.*	49,700	10,499,622

		15,918,217

Technology Hardware, Storage & Peripherals (0.4%)
Seagate Technology Holdings plc	59,500	3,681,265

Total Information Technology		48,247,416

Materials (4.1%)
Chemicals (3.5%)
Chemours Co. (The)	484,700	17,880,583
FMC Corp.	63,100	6,583,854
PPG Industries, Inc.	67,000	9,936,100

		34,400,537

Metals & Mining (0.6%)
Alcoa Corp.	173,500	5,886,855

Total Materials		40,287,392

Real Estate (4.7%)
Health Care REITs (1.5%)
Ventas, Inc. (REIT)	312,781	14,785,158

Residential REITs (1.6%)
Mid-America Apartment Communities, Inc. (REIT)	67,900	10,311,294
Sun Communities, Inc. (REIT)	42,800	5,583,688

		15,894,982

Specialized REITs (1.6%)
Digital Realty Trust, Inc. (REIT)	134,500	15,315,515

Total Real Estate		45,995,655

Utilities (6.8%)
Electric Utilities (2.2%)
NextEra Energy, Inc.	290,000	21,518,000

Gas Utilities (0.4%)
National Fuel Gas Co.	84,300	4,329,648

Multi-Utilities (4.2%)
Ameren Corp.	44,600	3,642,482
CenterPoint Energy, Inc.	68,798	2,005,462
Dominion Energy, Inc.	390,500	20,223,995
Public Service Enterprise Group, Inc.	238,700	14,945,007

		40,816,946

Total Utilities		66,664,594

Total Common Stocks (97.2%) (Cost $870,698,954)		950,750,457

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (3.4%)
FHLB 4.77%, 7/3/23 (o)(p)	$32,981,000	32,967,907

Total Short-Term Investment (3.4%) (Cost $32,972,205)		32,967,907

Total Investments in Securities (100.6%) (Cost $903,671,159)		983,718,364
Other Assets Less Liabilities (-0.6%)		(6,276,744)

Net Assets (100%)		$977,441,620

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2023.
(p)	Yield to maturity.

Glossary:

FHLB	— Federal Home Loan Bank
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$51,211,487	$—	$—	$51,211,487
Consumer Discretionary	43,016,787	—	—	43,016,787
Consumer Staples	62,083,319	—	—	62,083,319
Energy	76,021,686	—	—	76,021,686
Financials	228,492,614	—	—	228,492,614
Health Care	161,358,331	—	—	161,358,331
Industrials	127,371,176	—	—	127,371,176
Information Technology	48,247,416	—	—	48,247,416
Materials	40,287,392	—	—	40,287,392
Real Estate	45,995,655	—	—	45,995,655
Utilities	66,664,594	—	—	66,664,594
Short-Term Investment
U.S. Government Agency Security	—	32,967,907	—	32,967,907

Total Assets	$950,750,457	$32,967,907	$—	$983,718,364

Total Liabilities	$—	$—	$—	$—

Total	$950,750,457	$32,967,907	$—	$983,718,364

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$619,246,366
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$610,573,107

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,907,474
Aggregate gross unrealized depreciation	(21,422,458)

Net unrealized appreciation	$78,485,016

Federal income tax cost of investments in securities and derivative instruments, if applicable	$905,233,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $903,671,159)	$983,718,364
Foreign cash (Cost $47,288)	47,308
Receivable for securities sold	6,673,267
Dividends, interest and other receivables	928,249
Receivable for Portfolio shares sold	451,885
Other assets	11,248

Total assets	991,830,321

LIABILITIES
Payable for securities purchased	13,365,529
Investment management fees payable	462,369
Payable for Portfolio shares repurchased	289,825
Distribution fees payable – Class IB	122,099
Administrative fees payable	73,450
Overdraft payable	45,873
Distribution fees payable – Class IA	9,415
Accrued expenses	20,141

Total liabilities	14,388,701

NET ASSETS	$977,441,620

Net assets were comprised of:
Paid in capital	$849,320,935
Total distributable earnings (loss)	128,120,685

Net assets	$977,441,620

Class IA
Net asset value, offering and redemption price per share, $46,578,705 / 2,450,200 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.01

Class IB
Net asset value, offering and redemption price per share, $610,281,118 / 31,967,667 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.09

Class K
Net asset value, offering and redemption price per share, $320,581,797 / 16,831,093 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,540 foreign withholding tax)	$10,255,138
Interest	707,974

Total income	10,963,112

EXPENSES
Investment management fees	2,795,290
Distribution fees – Class IB	725,932
Administrative fees	445,548
Distribution fees – Class IA	58,091
Professional fees	43,617
Printing and mailing expenses	30,796
Custodian fees	29,256
Trustees’ fees	14,746
Miscellaneous	8,775

Total expenses	4,152,051

NET INVESTMENT INCOME (LOSS)	6,811,061

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	38,572,597
Foreign currency transactions	574

Net realized gain (loss)	38,573,171

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,823,994)
Foreign currency translations	19

Net change in unrealized appreciation (depreciation)	(4,823,975)

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,749,196

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,560,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,811,061	$10,958,724
Net realized gain (loss)	38,573,171	64,461,318
Net change in unrealized appreciation (depreciation)	(4,823,975)	(73,021,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,560,257	2,398,535

Distributions to shareholders:
Class IA	—	(3,965,747)
Class IB	—	(48,655,999)
Class K	—	(29,905,089)

Total distributions to shareholders	—	(82,526,835)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 226,245 and 945,389 shares, respectively ]	4,318,974	19,068,524
Capital shares issued in reinvestment of dividends and distributions [ 0 and 213,513 shares, respectively ]	—	3,965,747
Capital shares repurchased [ (299,036) and (490,550) shares, respectively]	(5,600,568)	(9,892,441)

Total Class IA transactions	(1,281,594)	13,141,830

Class IB
Capital shares sold [ 2,880,447 and 6,926,376 shares, respectively ]	53,936,219	137,784,971
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,608,664 shares, respectively ]	—	48,655,999
Capital shares repurchased [ (1,562,217) and (2,200,937) shares, respectively]	(29,143,719)	(43,551,676)

Total Class IB transactions	24,792,500	142,889,294

Class K
Capital shares sold [ 152,399 and 515,572 shares, respectively ]	2,860,238	10,260,787
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,608,726 shares, respectively ]	—	29,905,089
Capital shares repurchased [ (1,330,394) and (3,927,811) shares, respectively]	(24,714,174)	(78,482,639)

Total Class K transactions	(21,853,936)	(38,316,763)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,656,970	117,714,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,217,227	37,586,061
NET ASSETS:
Beginning of period	935,224,393	897,638,332

End of period	$977,441,620	$935,224,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.22		$19.91	$20.17	$18.67	$15.01	$19.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23	0.15	0.18	0.21	0.20
Net realized and unrealized gain (loss)	0.67		(0.17)	4.36	1.81	3.91	(3.09)

Total from investment operations	0.79		0.06	4.51	1.99	4.12	(2.89)

Less distributions:
Dividends from net investment income	—		(0.21)	(0.16)	(0.19)	(0.22)	(0.19)
Distributions from net realized gains	—		(1.54)	(4.61)	(0.30)	(0.24)	(1.49)

Total dividends and distributions	—		(1.75)	(4.77)	(0.49)	(0.46)	(1.68)

Net asset value, end of period	$19.01		$18.22	$19.91	$20.17	$18.67	$15.01

Total return (b)	4.34%		0.20%	23.22%	11.07%	27.49%	(15.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,579		$45,974	$36,926	$27,936	$23,296	$16,030
Ratio of expenses to average net assets (a)(f)	0.96%		0.96%	0.96%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	1.35%		1.14%	0.66%	1.10%	1.20%	1.04%
Portfolio turnover rate^	66	%(z)	137%	97%	146%	153%	151%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.30		$19.99	$20.24	$18.73	$15.05	$19.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.22	0.16	0.18	0.21	0.20
Net realized and unrealized gain (loss)	0.66		(0.16)	4.36	1.82	3.93	(3.10)

Total from investment operations	0.79		0.06	4.52	2.00	4.14	(2.90)

Less distributions:
Dividends from net investment income	—		(0.21)	(0.16)	(0.19)	(0.22)	(0.19)
Distributions from net realized gains	—		(1.54)	(4.61)	(0.30)	(0.24)	(1.49)

Total dividends and distributions	—		(1.75)	(4.77)	(0.49)	(0.46)	(1.68)

Net asset value, end of period	$19.09		$18.30	$19.99	$20.24	$18.73	$15.05

Total return (b)	4.32%		0.20%	23.18%	11.09%	27.55%	(15.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$610,281		$560,858	$466,004	$335,218	$282,436	$205,941
Ratio of expenses to average net assets (a)(f)	0.96%		0.96%	0.96%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	1.36%		1.13%	0.66%	1.11%	1.19%	1.04%
Portfolio turnover rate^	66	%(z)	137%	97%	146%	153%	151%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.23		$19.92	$20.18	$18.67	$15.00	$19.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.27	0.21	0.23	0.25	0.24
Net realized and unrealized gain (loss)	0.67		(0.16)	4.36	1.81	3.92	(3.09)

Total from investment operations	0.82		0.11	4.57	2.04	4.17	(2.85)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.22)	(0.23)	(0.26)	(0.24)
Distributions from net realized gains	—		(1.54)	(4.61)	(0.30)	(0.24)	(1.49)

Total dividends and distributions	—		(1.80)	(4.83)	(0.53)	(0.50)	(1.73)

Net asset value, end of period	$19.05		$18.23	$19.92	$20.18	$18.67	$15.00

Total return (b)	4.50%		0.45%	23.48%	11.35%	27.87%	(15.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$320,582		$328,392	$394,708	$416,748	$353,985	$350,611
Ratio of expenses to average net assets (a)(f)	0.71%		0.71%	0.71%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets (a)(f)	1.59%		1.35%	0.89%	1.36%	1.43%	1.28%
Portfolio turnover rate^	66	%(z)	137%	97%	146%	153%	151%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	23.5%
Health Care	11.4
Financials	9.3
Exchange Traded Funds	9.1
Consumer Discretionary	7.4
Communication Services	7.0
Industrials	6.4
Consumer Staples	5.7
Investment Companies	4.4
Energy	3.2
Materials	2.8
Utilities	2.2
Real Estate	1.6
Repurchase Agreements	1.0
Cash and Other	5.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,151.70	$4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.41	4.43
Class IB
Actual	1,000.00	1,151.70	4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.41	4.43
Class K
Actual	1,000.00	1,152.60	3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.65	3.18

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.88%, 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	199,864	$3,187,831
Cogent Communications Holdings, Inc.	91,720	6,171,839
Verizon Communications, Inc.	116,912	4,347,957

		13,707,627

Entertainment (0.9%)
Activision Blizzard, Inc.*	19,969	1,683,386
Electronic Arts, Inc.	7,286	944,994
Live Nation Entertainment, Inc.*	3,912	356,422
Netflix, Inc.*	16,928	7,456,615
Take-Two Interactive Software, Inc.*	22,062	3,246,644
Walt Disney Co. (The)*	50,864	4,541,138
Warner Bros Discovery, Inc.*	61,822	775,248

		19,004,447

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	225,891	27,039,153
Alphabet, Inc., Class C*	284,529	34,419,473
Match Group, Inc.*	7,436	311,197
Meta Platforms, Inc., Class A*	118,452	33,993,355
Pinterest, Inc., Class A*	34,148	933,606

		96,696,784

Media (0.5%)
Charter Communications, Inc., Class A*	5,908	2,170,422
Comcast Corp., Class A	168,289	6,992,408
Fox Corp., Class A	7,489	254,626
Fox Corp., Class B	3,926	125,200
Interpublic Group of Cos., Inc. (The)	11,008	424,689
News Corp., Class A	10,698	208,611
News Corp., Class B	2,666	52,573
Omnicom Group, Inc.	5,643	536,931
Paramount Global, Class B (x)	14,149	225,111

		10,990,571

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	16,032	2,226,845

Total Communication Services		142,626,274

Consumer Discretionary (7.4%)
Automobile Components (0.0%)†
Aptiv plc*	7,486	764,246
BorgWarner, Inc.	6,594	322,512

		1,086,758

Automobiles (1.1%)
Ford Motor Co.	108,902	1,647,687
General Motors Co.	38,258	1,475,229
Tesla, Inc.*	74,991	19,630,394

		22,753,310

Broadline Retail (2.6%)
Amazon.com, Inc.*	399,303	52,053,139
eBay, Inc.	14,645	654,485
Etsy, Inc.*	3,301	279,298

		52,986,922

Distributors (0.1%)
Genuine Parts Co.	3,946	667,781
LKQ Corp.	7,086	412,901
Pool Corp.	1,115	417,724

		1,498,406

Hotels, Restaurants & Leisure (1.9%)
Aramark	79,904	3,439,867
Booking Holdings, Inc.*	1,028	2,775,939
Caesars Entertainment, Inc.*	6,221	317,084
Carnival Corp. (x)*	27,912	525,583
Chipotle Mexican Grill, Inc., Class A*	2,658	5,685,462
Darden Restaurants, Inc.	3,326	555,708
Domino’s Pizza, Inc.	958	322,836
Expedia Group, Inc.*	3,892	425,746
Hilton Worldwide Holdings, Inc.	7,435	1,082,164
Las Vegas Sands Corp.*	9,133	529,714
Marriott International, Inc., Class A	17,485	3,211,820
McDonald’s Corp.	20,323	6,064,586
MGM Resorts International	8,405	369,148
Norwegian Cruise Line Holdings Ltd.*	12,105	263,526
Royal Caribbean Cruises Ltd.*	54,901	5,695,430
Starbucks Corp.	31,911	3,161,104
Wynn Resorts Ltd.	2,942	310,705
Yum! Brands, Inc.	22,175	3,072,346

		37,808,768

Household Durables (0.3%)
DR Horton, Inc.	21,295	2,591,389
Garmin Ltd.	4,201	438,122
Lennar Corp., Class A	7,109	890,829
Mohawk Industries, Inc.*	1,534	158,248
Newell Brands, Inc.	10,576	92,011
NVR, Inc.*	86	546,153
PulteGroup, Inc.	6,230	483,946
Whirlpool Corp.	1,575	234,344

		5,435,042

Leisure Products (0.0%)†
Hasbro, Inc.	3,774	244,442

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	1,567	110,160
AutoZone, Inc.*	510	1,271,614
Bath & Body Works, Inc.	6,415	240,562
Best Buy Co., Inc.	5,336	437,285
Burlington Stores, Inc.*	7,823	1,231,262
CarMax, Inc.*	4,247	355,474
Home Depot, Inc. (The)	28,188	8,756,320
Lowe’s Cos., Inc.	16,600	3,746,620
O’Reilly Automotive, Inc.*	1,695	1,619,234
Ross Stores, Inc.	9,656	1,082,727
TJX Cos., Inc. (The)	32,022	2,715,145
Tractor Supply Co.	3,097	684,747
Ulta Beauty, Inc.*	1,379	648,951

		22,900,101

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	49,243	5,434,950
Ralph Lauren Corp., Class A	1,114	137,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tapestry, Inc.	6,155	$263,434
VF Corp.	9,660	184,410

		6,020,150

Total Consumer Discretionary		150,733,899

Consumer Staples (5.7%)
Beverages (1.1%)
Brown-Forman Corp., Class B	5,095	340,244
Coca-Cola Co. (The)	108,339	6,524,175
Constellation Brands, Inc., Class A	15,342	3,776,127
Keurig Dr Pepper, Inc.	23,227	726,308
Molson Coors Beverage Co., Class B	41,179	2,711,225
Monster Beverage Corp.*	21,359	1,226,861
PepsiCo, Inc.	38,349	7,103,002

		22,407,942

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	12,345	6,646,301
Dollar General Corp.	70,834	12,026,197
Dollar Tree, Inc.*	20,339	2,918,646
Kroger Co. (The)	18,487	868,889
Sysco Corp.	14,233	1,056,089
Target Corp.	12,907	1,702,433
Walgreens Boots Alliance, Inc.	19,517	556,039
Walmart, Inc.	39,043	6,136,779

		31,911,373

Food Products (1.2%)
Archer-Daniels-Midland Co.	15,339	1,159,015
Bunge Ltd.	4,310	406,649
Campbell Soup Co.	5,556	253,965
Conagra Brands, Inc.	12,995	438,191
General Mills, Inc.	16,161	1,239,549
Hershey Co. (The)	21,852	5,456,444
Hormel Foods Corp.	8,129	326,948
J M Smucker Co. (The)	2,995	442,272
Kellogg Co.	7,327	493,840
Kraft Heinz Co. (The)	84,302	2,992,721
Lamb Weston Holdings, Inc.	4,065	467,272
McCormick & Co., Inc. (Non-Voting)	99,775	8,703,373
Mondelez International, Inc., Class A	37,810	2,757,861
Tyson Foods, Inc., Class A	8,221	419,600

		25,557,700

Household Products (1.2%)
Church & Dwight Co., Inc.	25,589	2,564,785
Clorox Co. (The)	58,352	9,280,302
Colgate-Palmolive Co.	23,019	1,773,384
Kimberly-Clark Corp.	9,463	1,306,462
Procter & Gamble Co. (The)	65,607	9,955,206

		24,880,139

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	12,544	2,463,391

Tobacco (0.5%)
Altria Group, Inc.	50,065	2,267,944
Philip Morris International, Inc.	73,114	7,137,389

		9,405,333

Total Consumer Staples		116,625,878

Energy (3.2%)
Energy Equipment & Services (0.6%)
Baker Hughes Co., Class A	27,741	876,893
Halliburton Co.	25,097	827,950
Schlumberger NV	202,286	9,936,288

		11,641,131

Oil, Gas & Consumable Fuels (2.6%)
APA Corp.	8,656	295,775
Chevron Corp.	48,508	7,632,734
ConocoPhillips	33,683	3,489,896
Coterra Energy, Inc.	21,084	533,425
Devon Energy Corp.	17,596	850,591
Diamondback Energy, Inc.	5,035	661,398
EOG Resources, Inc.	16,204	1,854,386
EQT Corp.	10,042	413,027
Equitrans Midstream Corp.	163,316	1,561,301
Exxon Mobil Corp.	183,194	19,647,556
Hess Corp.	7,771	1,056,467
Kinder Morgan, Inc.	55,083	948,529
Kosmos Energy Ltd.*	780,235	4,673,608
Marathon Oil Corp.	17,389	400,295
Marathon Petroleum Corp.	11,810	1,377,046
Occidental Petroleum Corp.	19,876	1,168,709
ONEOK, Inc.	12,661	781,437
Phillips 66	12,694	1,210,754
Pioneer Natural Resources Co.	6,506	1,347,913
Targa Resources Corp.	6,346	482,931
Valero Energy Corp.	10,064	1,180,507
Williams Cos., Inc. (The)	34,065	1,111,541

		52,679,826

Total Energy		64,320,957

Financials (9.3%)
Banks (1.7%)
Bank of America Corp.	192,988	5,536,826
Citigroup, Inc.	54,308	2,500,340
Citizens Financial Group, Inc.	13,171	343,500
Comerica, Inc.	3,808	161,307
Fifth Third Bancorp	18,690	489,865
Huntington Bancshares, Inc.	39,387	424,592
JPMorgan Chase & Co.	107,652	15,656,907
KeyCorp	26,662	246,357
M&T Bank Corp.	4,747	587,489
PNC Financial Services Group, Inc. (The)‡	11,142	1,403,335
Regions Financial Corp.	25,617	456,495
Truist Financial Corp.	37,152	1,127,563
US Bancorp	38,960	1,287,238
Wells Fargo & Co.	104,445	4,457,712
Zions Bancorp NA	4,173	112,087

		34,791,613

Capital Markets (2.0%)
Ameriprise Financial, Inc.	2,900	963,264
Bank of New York Mellon Corp. (The)	20,326	904,913
BlackRock, Inc.‡	4,155	2,871,687
Cboe Global Markets, Inc.	2,933	404,783
Charles Schwab Corp. (The)	41,366	2,344,625
CME Group, Inc.	9,917	1,837,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	1,078	$431,901
Franklin Resources, Inc.	8,317	222,147
Goldman Sachs Group, Inc. (The)	9,254	2,984,785
Intercontinental Exchange, Inc.	100,900	11,409,772
Invesco Ltd.	12,859	216,160
KKR & Co., Inc.	31,198	1,747,088
MarketAxess Holdings, Inc.	1,087	284,164
Moody’s Corp.	4,418	1,536,227
Morgan Stanley	36,261	3,096,689
MSCI, Inc., Class A	7,805	3,662,808
Nasdaq, Inc.	9,286	462,907
Northern Trust Corp.	5,911	438,242
Raymond James Financial, Inc.	5,218	541,472
S&P Global, Inc.	9,130	3,660,126
State Street Corp.	9,164	670,622
T. Rowe Price Group, Inc.	6,271	702,477

		41,394,380

Consumer Finance (0.3%)
American Express Co.	16,518	2,877,435
Capital One Financial Corp.	10,662	1,166,103
Discover Financial Services	7,069	826,013
Synchrony Financial	12,163	412,569

		5,282,120

Financial Services (3.4%)
Berkshire Hathaway, Inc., Class B*	71,624	24,423,784
Fidelity National Information Services, Inc.	16,489	901,948
Fiserv, Inc.*	17,183	2,167,635
FleetCor Technologies, Inc.*	2,069	519,484
Global Payments, Inc.	7,409	729,935
Jack Henry & Associates, Inc.	1,935	323,784
Mastercard, Inc., Class A	33,339	13,112,229
PayPal Holdings, Inc.*	31,056	2,072,367
Toast, Inc., Class A*	78,194	1,764,839
Visa, Inc., Class A	93,504	22,205,330

		68,221,335

Insurance (1.9%)
Aflac, Inc.	15,258	1,065,008
Allstate Corp. (The)	7,230	788,359
American International Group, Inc.	20,147	1,159,258
Aon plc, Class A	26,393	9,110,864
Arch Capital Group Ltd.*	28,742	2,151,339
Arthur J Gallagher & Co.	5,934	1,302,928
Assurant, Inc.	1,604	201,655
Brown & Brown, Inc.	6,590	453,656
Chubb Ltd.	11,479	2,210,396
Cincinnati Financial Corp.	4,268	415,362
Everest Re Group Ltd.	1,197	409,206
Globe Life, Inc.	2,579	282,710
Hartford Financial Services Group, Inc. (The)	8,743	629,671
Lincoln National Corp.	4,827	124,343
Loews Corp.	5,494	326,234
Marsh & McLennan Cos., Inc.	30,593	5,753,931
MetLife, Inc.	17,835	1,008,213
Principal Financial Group, Inc.	6,269	475,441
Progressive Corp. (The)	52,773	6,985,562
Prudential Financial, Inc.	10,015	883,523
Travelers Cos., Inc. (The)	6,386	1,108,993
W R Berkley Corp.	5,648	336,395
Willis Towers Watson plc	2,926	689,073

		37,872,120

Total Financials		187,561,568

Health Care (11.4%)
Biotechnology (1.5%)
AbbVie, Inc.	65,208	8,785,474
Amgen, Inc.	14,832	3,293,001
Biogen, Inc.*	3,990	1,136,551
Gilead Sciences, Inc.	34,576	2,664,772
Incyte Corp.*	5,179	322,393
Moderna, Inc.*	9,019	1,095,809
Regeneron Pharmaceuticals, Inc.*	5,865	4,214,237
Vertex Pharmaceuticals, Inc.*	27,939	9,832,013

		31,344,250

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	64,585	7,041,057
Align Technology, Inc.*	1,990	703,744
Baxter International, Inc.	14,022	638,842
Becton Dickinson & Co.	7,839	2,069,574
Boston Scientific Corp.*	40,161	2,172,308
Cooper Cos., Inc. (The)	1,409	540,253
Dentsply Sirona, Inc.	6,082	243,402
Dexcom, Inc.*	10,835	1,392,406
Edwards Lifesciences Corp.*	40,293	3,800,839
GE HealthCare Technologies, Inc.	10,329	839,128
Hologic, Inc.*	6,819	552,134
IDEXX Laboratories, Inc.*	2,322	1,166,178
Insulet Corp.*	1,907	549,864
Intuitive Surgical, Inc.*	9,728	3,326,392
Medtronic plc	36,938	3,254,238
ResMed, Inc.	4,028	880,118
STERIS plc	2,743	617,120
Stryker Corp.	9,454	2,884,321
Teleflex, Inc.	1,350	326,741
Zimmer Biomet Holdings, Inc.	5,755	837,928

		33,836,587

Health Care Providers & Services (3.2%)
AmerisourceBergen Corp.	4,537	873,055
Cardinal Health, Inc.	6,967	658,869
Centene Corp.*	15,325	1,033,671
Chemed Corp.	9,530	5,162,115
Cigna Group (The)	8,236	2,311,022
CVS Health Corp.	35,582	2,459,784
DaVita, Inc.*	1,568	157,537
Elevance Health, Inc.	15,182	6,745,211
HCA Healthcare, Inc.	5,743	1,742,886
Henry Schein, Inc.*	3,663	297,069
Humana, Inc.	23,731	10,610,842
Laboratory Corp. of America Holdings	2,479	598,257
McKesson Corp.	3,763	1,607,967
Molina Healthcare, Inc.*	1,642	494,636
Quest Diagnostics, Inc.	3,123	438,969
UnitedHealth Group, Inc.	59,754	28,720,162
Universal Health Services, Inc., Class B	1,657	261,425

		64,173,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	8,227	$989,297
Bio-Rad Laboratories, Inc., Class A*	611	231,642
Bio-Techne Corp.	4,496	367,008
Charles River Laboratories International, Inc.*	1,489	313,062
Danaher Corp.	45,302	10,872,480
Illumina, Inc.*	4,341	813,894
IQVIA Holdings, Inc.*	5,195	1,167,680
Mettler-Toledo International, Inc.*	2,098	2,751,821
Revvity, Inc.	3,469	412,083
Thermo Fisher Scientific, Inc.	10,737	5,602,030
Waters Corp.*	1,620	431,795
West Pharmaceutical Services, Inc.	2,049	783,681

		24,736,473

Pharmaceuticals (3.8%)
AstraZeneca plc (ADR)	108,060	7,733,854
Bristol-Myers Squibb Co.	94,704	6,056,321
Catalent, Inc.*	5,142	222,957
Eli Lilly and Co.	53,384	25,036,028
Johnson & Johnson	128,000	21,186,560
Merck & Co., Inc.	70,631	8,150,111
Organon & Co.	6,481	134,870
Pfizer, Inc.	157,394	5,773,212
Viatris, Inc.	34,232	341,636
Zoetis, Inc., Class A	12,863	2,215,137

		76,850,686

Total Health Care		230,941,473

Industrials (6.4%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	3,135	611,701
Boeing Co. (The)*	15,768	3,329,571
General Dynamics Corp.	6,310	1,357,596
Howmet Aerospace, Inc.	9,974	494,311
Huntington Ingalls Industries, Inc.	1,176	267,658
L3Harris Technologies, Inc.	5,239	1,025,639
Lockheed Martin Corp.	6,274	2,888,424
Northrop Grumman Corp.	3,967	1,808,159
Raytheon Technologies Corp.	40,672	3,984,229
Textron, Inc.	5,422	366,690
TransDigm Group, Inc.	6,847	6,122,382

		22,256,360

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,171	299,184
Expeditors International of Washington, Inc.	4,253	515,166
FedEx Corp.	6,376	1,580,610
United Parcel Service, Inc., Class B	20,175	3,616,369

		6,011,329

Building Products (0.4%)
A O Smith Corp.	3,294	239,737
Allegion plc	2,469	296,329
Armstrong World Industries, Inc.	28,760	2,112,709
Carrier Global Corp.	64,745	3,218,474
Johnson Controls International plc	19,269	1,312,990
Masco Corp.	6,031	346,059
Trane Technologies plc	6,307	1,206,277

		8,732,575

Commercial Services & Supplies (0.4%)
Cintas Corp.	2,409	1,197,466
Copart, Inc.*	12,020	1,096,344
Republic Services, Inc., Class A	5,704	873,682
Rollins, Inc.	6,702	287,047
Waste Connections, Inc.	12,696	1,814,639
Waste Management, Inc.	10,211	1,770,791

		7,039,969

Construction & Engineering (0.1%)
Quanta Services, Inc.	3,961	778,138

Electrical Equipment (0.4%)
AMETEK, Inc.	19,893	3,220,279
Eaton Corp. plc	11,151	2,242,466
Emerson Electric Co.	16,022	1,448,229
Generac Holdings, Inc.*	1,739	259,337
Rockwell Automation, Inc.	3,179	1,047,321

		8,217,632

Ground Transportation (1.1%)
CSX Corp.	56,591	1,929,753
JB Hunt Transport Services, Inc.	2,348	425,059
Norfolk Southern Corp.	6,387	1,448,316
Old Dominion Freight Line, Inc.	2,481	917,350
Saia, Inc.*	18,000	6,163,380
Union Pacific Corp.	56,002	11,459,129

		22,342,987

Industrial Conglomerates (0.6%)
3M Co.	15,355	1,536,882
General Electric Co.	60,811	6,680,088
Honeywell International, Inc.	18,523	3,843,523

		12,060,493

Machinery (0.9%)
Caterpillar, Inc.	14,345	3,529,587
Cummins, Inc.	3,903	956,860
Deere & Co.	7,503	3,040,141
Dover Corp.	3,840	566,976
Fortive Corp.	9,909	740,896
IDEX Corp.	2,122	456,782
Illinois Tool Works, Inc.	7,657	1,915,475
Ingersoll Rand, Inc.	11,377	743,601
Nordson Corp.	1,507	374,007
Otis Worldwide Corp.	11,633	1,035,453
PACCAR, Inc.	14,588	1,220,286
Parker-Hannifin Corp.	3,596	1,402,584
Pentair plc	4,425	285,855
Snap-on, Inc.	1,532	441,507
Stanley Black & Decker, Inc.	4,207	394,238
Westinghouse Air Brake Technologies Corp.	5,132	562,826
Xylem, Inc.	6,595	742,729

		18,409,803

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	3,823	203,307
American Airlines Group, Inc.*	17,864	320,480
Delta Air Lines, Inc.*	17,596	836,514
Southwest Airlines Co.	16,696	604,562
United Airlines Holdings, Inc.*	38,436	2,108,984

		4,073,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.8%)
Automatic Data Processing, Inc.	11,479	$2,522,970
Broadridge Financial Solutions, Inc.	3,377	559,333
Ceridian HCM Holding, Inc.*	33,332	2,232,244
CoStar Group, Inc.*	11,223	998,847
Equifax, Inc.	3,408	801,902
Jacobs Solutions, Inc.	3,415	406,009
Leidos Holdings, Inc.	3,846	340,294
Paychex, Inc.	8,932	999,223
Paycom Software, Inc.	1,371	440,420
Robert Half International, Inc.	2,910	218,890
Verisk Analytics, Inc., Class A	32,090	7,253,303

		16,773,435

Trading Companies & Distributors (0.1%)
Fastenal Co.	15,738	928,384
United Rentals, Inc.	1,886	839,968
WW Grainger, Inc.	1,234	973,120

		2,741,472

Total Industrials		129,438,040

Information Technology (23.5%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	6,873	1,113,838
Cisco Systems, Inc.	114,009	5,898,826
F5, Inc.*	1,611	235,625
Juniper Networks, Inc.	8,960	280,717
Motorola Solutions, Inc.	35,783	10,494,438

		18,023,444

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	16,672	1,416,286
CDW Corp.	3,765	690,878
Corning, Inc.	21,247	744,495
Keysight Technologies, Inc.*	4,893	819,333
TE Connectivity Ltd.	8,873	1,243,640
Teledyne Technologies, Inc.*	1,278	525,399
Trimble, Inc.*	44,492	2,355,406
Zebra Technologies Corp., Class A*	1,380	408,245

		8,203,682

IT Services (1.1%)
Accenture plc, Class A	17,559	5,418,356
Akamai Technologies, Inc.*	4,404	395,788
Cognizant Technology Solutions Corp., Class A	14,255	930,566
DXC Technology Co.*	6,625	177,020
EPAM Systems, Inc.*	1,656	372,186
Gartner, Inc.*	2,182	764,376
GoDaddy, Inc., Class A*	14,169	1,064,517
International Business Machines Corp.	25,351	3,392,217
Snowflake, Inc., Class A*	16,853	2,965,791
VeriSign, Inc.*	29,916	6,760,119

		22,240,936

Semiconductors & Semiconductor Equipment (7.3%)
Advanced Micro Devices, Inc.*	111,134	12,659,274
Analog Devices, Inc.	14,050	2,737,080
Applied Materials, Inc.	23,639	3,416,781
ASML Holding NV (Registered) (ADR)	7,942	5,755,965
Broadcom, Inc.	25,492	22,112,526
Enphase Energy, Inc.*	7,660	1,282,897
Entegris, Inc.	39,575	4,385,701
First Solar, Inc.*	2,779	528,260
Intel Corp.	115,999	3,879,007
KLA Corp.	9,729	4,718,760
Lam Research Corp.	15,612	10,036,330
Microchip Technology, Inc.	15,360	1,376,102
Micron Technology, Inc.	62,350	3,934,909
Monolithic Power Systems, Inc.	8,139	4,396,932
NVIDIA Corp.	111,834	47,308,019
NXP Semiconductors NV	7,266	1,487,205
ON Semiconductor Corp.*	11,964	1,131,555
Qorvo, Inc.*	2,667	272,113
QUALCOMM, Inc.	31,009	3,691,311
Skyworks Solutions, Inc.	4,366	483,273
SolarEdge Technologies, Inc.*	1,588	427,251
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	56,670	5,719,136
Teradyne, Inc.	4,228	470,703
Texas Instruments, Inc.	25,235	4,542,805
Wolfspeed, Inc. (x)*	28,702	1,595,544

		148,349,439

Software (8.9%)
Adobe, Inc.*	15,522	7,590,103
ANSYS, Inc.*	2,423	800,244
AppLovin Corp., Class A (x)*	148,860	3,830,168
Atlassian Corp., Class A*	8,967	1,504,752
Autodesk, Inc.*	6,004	1,228,479
Cadence Design Systems, Inc.*	7,562	1,773,440
DocuSign, Inc., Class A*	13,816	705,859
Fair Isaac Corp.*	683	552,690
Fortinet, Inc.*	18,181	1,374,302
Gen Digital, Inc.	15,725	291,699
Intuit, Inc.	7,809	3,578,006
Microsoft Corp.	316,469	107,770,353
Oracle Corp.	42,833	5,100,982
Palo Alto Networks, Inc.*	8,423	2,152,161
PTC, Inc.*	2,874	408,970
Roper Technologies, Inc.	2,974	1,429,899
Salesforce, Inc.*	74,604	15,760,841
ServiceNow, Inc.*	26,814	15,068,664
Synopsys, Inc.*	8,452	3,680,085
Tyler Technologies, Inc.*	1,140	474,776
Workday, Inc., Class A*	17,638	3,984,248

		179,060,721

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	501,112	97,200,695
Hewlett Packard Enterprise Co.	35,510	596,568
HP, Inc.	23,794	730,714
NetApp, Inc.	5,814	444,189
Seagate Technology Holdings plc	5,514	341,151
Western Digital Corp.*	8,935	338,904

		99,652,221

Total Information Technology		475,530,443

Materials (2.8%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	6,227	1,865,173
Albemarle Corp.	4,076	909,315

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Celanese Corp., Class A	2,843	$329,219
CF Industries Holdings, Inc.	5,573	386,878
Corteva, Inc.	43,562	2,496,102
Dow, Inc.	19,408	1,033,670
DuPont de Nemours, Inc.	12,690	906,574
Eastman Chemical Co.	3,329	278,704
Ecolab, Inc.	6,948	1,297,122
FMC Corp.	3,545	369,885
International Flavors & Fragrances, Inc.	7,074	563,020
Linde plc	21,837	8,321,644
LyondellBasell Industries NV, Class A	6,918	635,280
Mosaic Co. (The)	8,883	310,905
PPG Industries, Inc.	6,459	957,870
Sherwin-Williams Co. (The)	46,483	12,342,166

		33,003,527

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,734	800,570
Vulcan Materials Co.	3,667	826,689

		1,627,259

Containers & Packaging (0.1%)
Amcor plc	40,367	402,863
Avery Dennison Corp.	2,223	381,912
Ball Corp.	8,630	502,352
International Paper Co.	9,488	301,813
Packaging Corp. of America	2,542	335,951
Sealed Air Corp.	3,944	157,760
Westrock Co.	7,372	214,304

		2,296,955

Metals & Mining (1.0%)
ATI, Inc.*	137,161	6,066,631
Freeport-McMoRan, Inc.	40,077	1,603,080
Newmont Corp.	22,130	944,066
Nucor Corp.	7,094	1,163,274
Steel Dynamics, Inc.	4,370	476,024
Wheaton Precious Metals Corp.	215,165	9,299,431

		19,552,506

Total Materials		56,480,247

Real Estate (1.6%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	15,193	305,380
Ventas, Inc. (REIT)	11,260	532,260
Welltower, Inc. (REIT)	33,835	2,736,913

		3,574,553

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	19,799	333,217

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	59,970	7,354,121

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	4,266	484,148
Boston Properties, Inc. (REIT)	4,166	239,920

		724,068

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	8,812	711,217

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	3,897	737,585
Camden Property Trust (REIT)	3,056	332,707
Equity Residential (REIT)	9,286	612,598
Essex Property Trust, Inc. (REIT)	1,850	433,455
Invitation Homes, Inc. (REIT)	16,488	567,187
Mid-America Apartment Communities, Inc. (REIT)	3,276	497,493
UDR, Inc. (REIT)	8,409	361,251

		3,542,276

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,972	190,830
Kimco Realty Corp. (REIT)	17,292	340,998
Realty Income Corp. (REIT)	18,739	1,120,405
Regency Centers Corp. (REIT)	4,090	252,639
Simon Property Group, Inc. (REIT)	9,139	1,055,372

		2,960,244

Specialized REITs (0.7%)
American Tower Corp. (REIT)	12,894	2,500,662
Crown Castle, Inc. (REIT)	12,141	1,383,346
Digital Realty Trust, Inc. (REIT) (x)	8,153	928,382
Equinix, Inc. (REIT)	5,054	3,962,033
Extra Space Storage, Inc. (REIT)	3,677	547,321
Iron Mountain, Inc. (REIT)	8,259	469,276
Public Storage (REIT)	4,432	1,293,612
SBA Communications Corp. (REIT), Class A	3,054	707,795
VICI Properties, Inc. (REIT), Class A	27,860	875,640
Weyerhaeuser Co. (REIT)	20,582	689,703

		13,357,770

Total Real Estate		32,557,466

Utilities (2.2%)
Electric Utilities (1.7%)
Alliant Energy Corp.	6,878	360,957
American Electric Power Co., Inc.	14,408	1,213,154
Constellation Energy Corp.	8,900	814,795
Duke Energy Corp.	21,259	1,907,783
Edison International	10,691	742,490
Entergy Corp.	5,922	576,625
Evergy, Inc.	6,368	372,018
Eversource Energy	9,766	692,605
Exelon Corp.	27,864	1,135,179
FirstEnergy Corp.	14,931	580,517
NextEra Energy, Inc.	181,023	13,431,907
NRG Energy, Inc.	6,260	234,061
PG&E Corp.*	276,165	4,772,131
Pinnacle West Capital Corp.	3,333	271,506
PPL Corp.	20,556	543,912
Southern Co. (The)	68,327	4,799,972
Xcel Energy, Inc.	15,280	949,958

		33,399,570

Gas Utilities (0.0%)†
Atmos Energy Corp.	3,995	464,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	122,269	$2,534,636

Multi-Utilities (0.4%)
Ameren Corp.	7,381	602,806
CenterPoint Energy, Inc.	17,076	497,765
CMS Energy Corp.	8,366	491,503
Consolidated Edison, Inc.	9,810	886,824
Dominion Energy, Inc.	23,364	1,210,022
DTE Energy Co.	5,737	631,185
NiSource, Inc.	11,203	306,402
Public Service Enterprise Group, Inc.	13,659	855,190
Sempra Energy	8,814	1,283,230
WEC Energy Group, Inc.	8,942	789,042

		7,553,969

Water Utilities (0.0%)†
American Water Works Co., Inc.	5,334	761,429

Total Utilities		44,714,382

Total Common Stocks (80.5%) (Cost $731,934,066)		1,631,530,627

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	140,544	62,641,866
iShares Morningstar Growth ETF (x)	24,890	1,551,678
iShares Morningstar U.S. Equity ETF‡	594,608	36,318,656
iShares Morningstar Value ETF (x)	21,826	1,451,866
iShares Russell 1000 ETF (x)	150,899	36,780,122
SPDR Portfolio S&P 500 Growth ETF	23,100	1,409,331
SPDR Portfolio S&P 500 Value ETF	29,200	1,261,440
Vanguard Growth ETF	5,100	1,443,096
Vanguard Large-Cap ETF (x)	177,313	35,944,891
Vanguard Russell 1000 Growth ETF	17,000	1,202,920
Vanguard Russell 1000 Value	17,900	1,238,859
Vanguard Value ETF	20,000	2,842,000

Total Exchange Traded Funds (9.1%) (Cost $56,905,872)		184,086,725

SHORT-TERM INVESTMENTS:
Investment Companies (4.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	84,104,197	84,121,018

Total Investment Companies		89,121,018

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $12,393,822, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $12,636,381. (xx)	$12,388,609	12,388,609
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $3,001,268, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $3,061,656. (xx)	3,000,000	3,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $5,002,113, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $5,102,155. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		20,388,609

Total Short-Term Investments (5.4%) (Cost $109,507,773)		109,509,627

Total Investments in Securities (95.0%) (Cost $898,347,711)		1,925,126,979
Other Assets Less Liabilities (5.0%)		100,560,576

Net Assets (100%)		$2,025,687,555

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $29,226,375. This was collateralized by $4,222,606 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.500%, maturing 7/20/23 – 11/15/52 and by cash of $25,388,609 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	11,142	1,873,484	—	(94,695)	66,313	(441,767)	1,403,335	34,890	—
Capital Markets
BlackRock, Inc.	4,155	3,130,727	—	(174,589)	109,188	(193,639)	2,871,687	42,620	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	594,608	32,263,477	—	(1,043,708)	528,740	4,570,147	36,318,656	233,844	—

Total		37,267,688	—	(1,312,992)	704,241	3,934,741	40,593,678	311,354	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	875	9/2023	USD	196,360,938	6,176,659

					6,176,659

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$142,626,274	$—	$—	$142,626,274
Consumer Discretionary	150,733,899	—	—	150,733,899
Consumer Staples	116,625,878	—	—	116,625,878
Energy	64,320,957	—	—	64,320,957
Financials	187,561,568	—	—	187,561,568
Health Care	230,941,473	—	—	230,941,473
Industrials	129,438,040	—	—	129,438,040
Information Technology	475,530,443	—	—	475,530,443
Materials	56,480,247	—	—	56,480,247
Real Estate	32,557,466	—	—	32,557,466
Utilities	44,714,382	—	—	44,714,382
Exchange Traded Funds	184,086,725	—	—	184,086,725
Futures	6,176,659	—	—	6,176,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$89,121,018	$—	$—	$89,121,018
Repurchase Agreements	—	20,388,609	—	20,388,609

Total Assets	$1,910,915,029	$20,388,609	$—	$1,931,303,638

Total Liabilities	$—	$—	$—	$—

Total	$1,910,915,029	$20,388,609	$—	$1,931,303,638

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$6,176,659	*

Total		$6,176,659

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$13,620,422	$13,620,422

Total	$13,620,422	$13,620,422

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,762,489	$11,762,489

Total	$11,762,489	$11,762,489

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$188,621,720

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$246,899,906
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$344,022,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,059,278,416
Aggregate gross unrealized depreciation	(22,737,618)

Net unrealized appreciation	$1,036,540,798

Federal income tax cost of investments in securities and derivative instruments, if applicable	$894,762,840

For the six months ended June 30, 2023, the Portfolio incurred approximately $4,956 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $13,224,798)	$40,593,678
Unaffiliated Issuers (Cost $864,734,304)	1,864,144,692
Repurchase Agreements (Cost $20,388,609)	20,388,609
Cash	114,126,835
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	9,898,600
Due from broker for futures variation margin	2,296,913
Dividends, interest and other receivables	1,241,701
Receivable for securities sold	1,039,699
Receivable for Portfolio shares sold	91,896
Securities lending income receivable	7,158
Other assets	21,942

Total assets	2,053,851,730

LIABILITIES
Payable for return of collateral on securities loaned	25,388,609
Payable for Portfolio shares repurchased	1,148,897
Investment management fees payable	783,076
Distribution fees payable – Class IB	285,033
Administrative fees payable	209,122
Payable for securities purchased	184,715
Distribution fees payable – Class IA	1,362
Accrued expenses	163,361

Total liabilities	28,164,175

NET ASSETS	$2,025,687,555

Net assets were comprised of:
Paid in capital	$974,677,932
Total distributable earnings (loss)	1,051,009,623

Net assets	$2,025,687,555

Class IA
Net asset value, offering and redemption price per share, $6,781,032 / 620,494 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.93

Class IB
Net asset value, offering and redemption price per share, $1,413,140,179 / 129,268,413 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.93

Class K
Net asset value, offering and redemption price per share, $605,766,344 / 55,299,538 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.95

(x)	Includes value of securities on loan of $29,226,375.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($311,354 of dividend income received from affiliates) (net of $47,507 foreign withholding tax)	$14,946,688
Interest	2,857,503
Securities lending (net)	71,358

Total income	17,875,549

EXPENSES
Investment management fees	4,598,168
Distribution fees – Class IB	1,671,880
Administrative fees	1,227,424
Custodian fees	85,740
Professional fees	61,525
Printing and mailing expenses	56,912
Trustees’ fees	29,751
Distribution fees – Class IA	7,878
Miscellaneous	28,665

Total expenses	7,767,943

NET INVESTMENT INCOME (LOSS)	10,107,606

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($704,241 realized gain (loss) from affiliates)	50,063,585
Futures contracts	13,620,422

Net realized gain (loss)	63,684,007

Change in unrealized appreciation (depreciation) on:
Investments in securities ($3,934,741 of change in unrealized appreciation (depreciation) from affiliates)	189,859,951
Futures contracts	11,762,489

Net change in unrealized appreciation (depreciation)	201,622,440

NET REALIZED AND UNREALIZED GAIN (LOSS)	265,306,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$275,414,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,107,606	$17,792,211
Net realized gain (loss)	63,684,007	119,449,477
Net change in unrealized appreciation (depreciation)	201,622,440	(611,136,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	275,414,053	(473,894,477)

Distributions to shareholders:
Class IA	—	(580,071)
Class IB	—	(123,452,495)
Class K	—	(56,271,657)

Total distributions to shareholders	—	(180,304,223)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 17,200 and 56,206 shares, respectively ]	171,898	639,496
Capital shares issued in reinvestment of dividends and distributions [ 0 and 59,278 shares, respectively ]	—	580,071
Capital shares repurchased [ (28,536) and (65,876) shares, respectively]	(290,832)	(682,713)

Total Class IA transactions	(118,934)	536,854

Class IB
Capital shares sold [ 743,698 and 1,439,787 shares, respectively ]	7,510,165	15,968,874
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,611,482 shares, respectively ]	—	123,452,495
Capital shares repurchased [ (9,156,521) and (19,489,774) shares, respectively]	(92,588,776)	(214,102,784)

Total Class IB transactions	(85,078,611)	(74,681,415)

Class K
Capital shares sold [ 25,061 and 72,596 shares, respectively ]	256,324	805,616
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,737,470 shares, respectively ]	—	56,271,657
Capital shares repurchased [ (3,995,681) and (14,927,440) shares, respectively]	(40,679,341)	(163,101,963)

Total Class K transactions	(40,423,017)	(106,024,690)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(125,620,562)	(180,169,251)

TOTAL INCREASE (DECREASE) IN NET ASSETS	149,793,491	(834,367,951)
NET ASSETS:
Beginning of period	1,875,894,064	2,710,262,015

End of period	$2,025,687,555	$1,875,894,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.49		$12.77	$11.61	$11.26	$9.37	$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.08	0.05	0.07	0.14	0.11
Net realized and unrealized gain (loss)	1.39		(2.42)	3.07	1.71	2.66	(0.75)

Total from investment operations	1.44		(2.34)	3.12	1.78	2.80	(0.64)

Less distributions:
Dividends from net investment income	—		— #	(0.05)	(0.07)	(0.15)	(0.11)
Distributions from net realized gains	—		(0.94)	(1.91)	(1.36)	(0.76)	(0.92)

Total dividends and distributions	—		(0.94)	(1.96)	(1.43)	(0.91)	(1.03)

Net asset value, end of period	$10.93		$9.49	$12.77	$11.61	$11.26	$9.37

Total return (b)	15.17%		(18.36)%	27.32%	16.27%	29.98%	(6.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,781		$5,995	$7,436	$5,879	$5,265	$4,362
Ratio of expenses to average net assets (a)(f)	0.88%		0.87%	0.86%	0.87%	0.87%	0.87%
Ratio of net investment income (loss) to average net assets (a)(f)	0.98%		0.76%	0.38%	0.66%	1.27%	1.01%
Portfolio turnover rate^	14	%(z)	31%	31%	31%	14%	16%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.49		$12.78	$11.62	$11.26	$9.37	$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.08	0.05	0.07	0.14	0.11
Net realized and unrealized gain (loss)	1.39		(2.43)	3.07	1.72	2.66	(0.75)

Total from investment operations	1.44		(2.35)	3.12	1.79	2.80	(0.64)

Less distributions:
Dividends from net investment income	—		— #	(0.05)	(0.07)	(0.15)	(0.11)
Distributions from net realized gains	—		(0.94)	(1.91)	(1.36)	(0.76)	(0.92)

Total dividends and distributions	—		(0.94)	(1.96)	(1.43)	(0.91)	(1.03)

Net asset value, end of period	$10.93		$9.49	$12.78	$11.62	$11.26	$9.37

Total return (b)	15.17%		(18.42)%	27.31%	16.36%	29.98%	(6.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,413,140		$1,306,856	$1,828,419	$1,655,697	$1,627,605	$1,429,796
Ratio of expenses to average net assets (a)(f)	0.88%		0.87%	0.86%	0.87%	0.87%	0.87%
Ratio of net investment income (loss) to average net assets (a)(f)	0.98%		0.74%	0.38%	0.67%	1.26%	1.00%
Portfolio turnover rate^	14	%(z)	31%	31%	31%	14%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.50		$12.79	$11.62	$11.26	$9.37	$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11	0.08	0.10	0.16	0.14
Net realized and unrealized gain (loss)	1.39		(2.43)	3.08	1.72	2.66	(0.75)

Total from investment operations	1.45		(2.32)	3.16	1.82	2.82	(0.61)

Less distributions:
Dividends from net investment income	—		(0.03)	(0.08)	(0.10)	(0.17)	(0.14)
Distributions from net realized gains	—		(0.94)	(1.91)	(1.36)	(0.76)	(0.92)

Total dividends and distributions	—		(0.97)	(1.99)	(1.46)	(0.93)	(1.06)

Net asset value, end of period	$10.95		$9.50	$12.79	$11.62	$11.26	$9.37

Total return (b)	15.26%		(18.20)%	27.66%	16.61%	30.28%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$605,766		$563,043	$874,407	$809,692	$828,137	$748,561
Ratio of expenses to average net assets (a)(f)	0.63%		0.62%	0.61%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.23%		0.98%	0.63%	0.92%	1.51%	1.25%
Portfolio turnover rate^	14	%(z)	31%	31%	31%	14%	16%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	43.0%
Consumer Discretionary	15.8
Health Care	10.9
Communication Services	10.6
Financials	6.3
Industrials	6.0
Consumer Staples	4.4
Real Estate	0.9
Materials	0.7
Energy	0.5
Repurchase Agreement	0.1
Utilities	0.0	#
Investment Company	0.0	#
Cash and Other	0.8

	100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,284.10	$4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	3.66
Class IB
Actual	1,000.00	1,284.40	4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	3.66
Class K
Actual	1,000.00	1,286.20	2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.41

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	10,710	$665,305

Entertainment (1.1%)
Live Nation Entertainment, Inc.*	3,246	295,743
Netflix, Inc.*	40,283	17,744,259
Playtika Holding Corp.*	1,833	21,263
ROBLOX Corp., Class A*	42,143	1,698,363
Roku, Inc., Class A*	1,402	89,672
Spotify Technology SA*	12,870	2,066,278
World Wrestling Entertainment, Inc., Class A	3,955	428,999

		22,344,577

Interactive Media & Services (9.2%)
Alphabet, Inc., Class A*	545,914	65,345,906
Alphabet, Inc., Class C*	473,102	57,231,149
Match Group, Inc.*	23,051	964,684
Meta Platforms, Inc., Class A*	203,196	58,313,188
Pinterest, Inc., Class A*	54,457	1,488,854
ZoomInfo Technologies, Inc., Class A*	14,799	375,747

		183,719,528

Media (0.3%)
Cable One, Inc.	38	24,969
Charter Communications, Inc., Class A*	9,415	3,458,788
Liberty Broadband Corp., Class A*	313	24,956
Liberty Broadband Corp., Class C*	2,212	177,203
Nexstar Media Group, Inc., Class A	1,076	179,208
Trade Desk, Inc. (The), Class A*	40,460	3,124,321

		6,989,445

Total Communication Services		213,718,855

Consumer Discretionary (15.8%)
Automobiles (3.3%)
Tesla, Inc.*	253,469	66,350,580

Broadline Retail (5.5%)
Amazon.com, Inc.*	827,661	107,893,888
Coupang, Inc., Class A*	100,581	1,750,110
eBay, Inc.	3,042	135,947
Etsy, Inc.*	6,317	534,481
Ollie’s Bargain Outlet Holdings, Inc.*	1,815	105,143

		110,419,569

Distributors (0.1%)
Pool Corp.	3,487	1,306,370

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	653	60,370
Grand Canyon Education, Inc.*	773	79,781
H&R Block, Inc.	9,028	287,723
Service Corp. International	4,970	321,012

		748,886

Hotels, Restaurants & Leisure (2.9%)
Airbnb, Inc., Class A*	37,229	4,771,269
Booking Holdings, Inc.*	3,409	9,205,425
Caesars Entertainment, Inc.*	7,720	393,488
Chipotle Mexican Grill, Inc., Class A*	2,523	5,396,697
Choice Hotels International, Inc.	2,788	327,646
Churchill Downs, Inc.	6,525	908,084
Darden Restaurants, Inc.	5,174	864,472
Domino’s Pizza, Inc.	3,248	1,094,544
DoorDash, Inc., Class A*	21,687	1,657,321
DraftKings, Inc., Class A*	38,371	1,019,517
Expedia Group, Inc.*	9,649	1,055,504
Hilton Worldwide Holdings, Inc.	10,811	1,573,541
Las Vegas Sands Corp.*	28,313	1,642,154
Marriott International, Inc., Class A	23,174	4,256,832
McDonald’s Corp.	27,670	8,257,005
Norwegian Cruise Line Holdings Ltd. (x)*	9,348	203,506
Planet Fitness, Inc., Class A*	3,730	251,551
Royal Caribbean Cruises Ltd.*	6,467	670,887
Starbucks Corp.	103,640	10,266,578
Texas Roadhouse, Inc., Class A	6,134	688,725
Travel + Leisure Co.	3,085	124,449
Vail Resorts, Inc.	363	91,389
Wendy’s Co. (The)	15,871	345,194
Wingstop, Inc.	2,748	550,040
Wyndham Hotels & Resorts, Inc.	547	37,508
Wynn Resorts Ltd.	581	61,359
Yum! Brands, Inc.	22,603	3,131,646

		58,846,331

Household Durables (0.0%)†
NVR, Inc.*	25	158,766
Tempur Sealy International, Inc.	3,107	124,497
TopBuild Corp.*	189	50,278

		333,541

Leisure Products (0.0%)†
Brunswick Corp.	520	45,053
Peloton Interactive, Inc., Class A (x)*	28,285	217,512
Polaris, Inc.	435	52,604
YETI Holdings, Inc.*	7,948	308,700

		623,869

Specialty Retail (3.3%)
AutoZone, Inc.*	1,408	3,510,651
Best Buy Co., Inc.	2,450	200,777
Burlington Stores, Inc.*	5,929	933,165
CarMax, Inc.*	811	67,881
Dick’s Sporting Goods, Inc.	408	53,934
Five Below, Inc.*	5,028	988,203
Floor & Decor Holdings, Inc., Class A*	9,550	992,818
Home Depot, Inc. (The)	93,036	28,900,703
Lowe’s Cos., Inc.	40,184	9,069,529
Murphy USA, Inc.	1,717	534,176
O’Reilly Automotive, Inc.*	4,754	4,541,496
RH (x)*	245	80,750
Ross Stores, Inc.	28,769	3,225,868
TJX Cos., Inc. (The)	105,799	8,970,697
Tractor Supply Co.	10,054	2,222,939
Ulta Beauty, Inc.*	4,592	2,160,972
Valvoline, Inc. (x)	4,125	154,729
Victoria’s Secret & Co.*	3,200	55,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Wayfair, Inc., Class A (x)*	2,641	$171,691
Williams-Sonoma, Inc.	771	96,483

		66,933,238

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.*	5,582	627,640
Deckers Outdoor Corp.*	2,406	1,269,550
Lululemon Athletica, Inc.*	10,217	3,867,134
NIKE, Inc., Class B	58,223	6,426,072
Skechers USA, Inc., Class A*	895	47,131
Tapestry, Inc.	1,386	59,321

		12,296,848

Total Consumer Discretionary		317,859,232

Consumer Staples (4.4%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	797	245,827
Brown-Forman Corp., Class A	3,565	242,669
Brown-Forman Corp., Class B	13,400	894,852
Celsius Holdings, Inc. (x)*	4,989	744,309
Coca-Cola Co. (The)	177,462	10,686,762
Constellation Brands, Inc., Class A	1,404	345,566
Monster Beverage Corp.*	68,324	3,924,531
PepsiCo, Inc.	87,450	16,197,489

		33,282,005

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	3,287	71,722
BJ’s Wholesale Club Holdings, Inc.*	4,223	266,091
Casey’s General Stores, Inc.	492	119,989
Costco Wholesale Corp.	40,700	21,912,066
Dollar General Corp.	20,115	3,415,125
Performance Food Group Co.*	6,608	398,066
Sysco Corp.	46,600	3,457,720
Target Corp.	42,249	5,572,643

		35,213,422

Food Products (0.2%)
Freshpet, Inc. (x)*	1,152	75,813
Hershey Co. (The)	10,036	2,505,989
Lamb Weston Holdings, Inc.	12,593	1,447,566

		4,029,368

Household Products (0.7%)
Church & Dwight Co., Inc.	20,093	2,013,921
Clorox Co. (The)	11,352	1,805,422
Kimberly-Clark Corp.	29,113	4,019,341
Procter & Gamble Co. (The)	40,659	6,169,597

		14,008,281

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,650	1,305,927

Total Consumer Staples		87,839,003

Energy (0.5%)
Energy Equipment & Services (0.0%)†
Halliburton Co.	16,579	546,941

Oil, Gas & Consumable Fuels (0.5%)
Antero Midstream Corp.	10,390	120,524
APA Corp.	25,230	862,109
Cheniere Energy, Inc.	22,264	3,392,143
Hess Corp.	14,238	1,935,656
New Fortress Energy, Inc. (x)	5,942	159,127
ONEOK, Inc.	2,256	139,240
Ovintiv, Inc. (x)	9,862	375,446
Targa Resources Corp.	20,524	1,561,877
Texas Pacific Land Corp.	531	699,062

		9,245,184

Total Energy		9,792,125

Financials (6.3%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	109	139,896
NU Holdings Ltd., Class A*	145,054	1,144,476

		1,284,372

Capital Markets (1.2%)
Ameriprise Financial, Inc.	9,653	3,206,340
Ares Management Corp., Class A	14,710	1,417,309
Blackstone, Inc.	64,797	6,024,177
Blue Owl Capital, Inc., Class A	6,109	71,170
FactSet Research Systems, Inc.	3,523	1,411,490
Houlihan Lokey, Inc., Class A	337	33,130
KKR & Co., Inc.	14,588	816,928
LPL Financial Holdings, Inc.	7,160	1,556,799
MarketAxess Holdings, Inc.	3,400	888,828
Moody’s Corp.	13,292	4,621,894
Morningstar, Inc.	2,358	462,333
MSCI, Inc., Class A	3,569	1,674,896
S&P Global, Inc.	2,446	980,577
TPG, Inc., Class A	1,707	49,947
Tradeweb Markets, Inc., Class A	3,654	250,226
XP, Inc., Class A*	2,530	59,354

		23,525,398

Consumer Finance (0.1%)
American Express Co.	17,826	3,105,289
SLM Corp.	8,716	142,245

		3,247,534

Financial Services (4.1%)
Apollo Global Management, Inc.	47,902	3,679,353
Block, Inc., Class A*	18,518	1,232,743
Equitable Holdings, Inc.‡	32,805	890,984
Euronet Worldwide, Inc.*	2,165	254,106
Fiserv, Inc.*	15,476	1,952,297
FleetCor Technologies, Inc.*	6,136	1,540,627
Jack Henry & Associates, Inc.	2,115	353,903
Mastercard, Inc., Class A	77,073	30,312,811
PayPal Holdings, Inc.*	93,440	6,235,251
Rocket Cos., Inc., Class A (x)*	4,110	36,826
Shift4 Payments, Inc., Class A*	4,987	338,667
Toast, Inc., Class A*	32,510	733,751
UWM Holdings Corp., Class A (x)	3,048	17,069
Visa, Inc., Class A	148,765	35,328,712
Western Union Co. (The)	5,047	59,201
WEX, Inc.*	1,797	327,180

		83,293,481

Insurance (0.8%)
Arch Capital Group Ltd.*	4,629	346,481
Arthur J Gallagher & Co.	1,089	239,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Brighthouse Financial, Inc.*	623	$29,499
Brown & Brown, Inc.	8,487	584,245
Everest Re Group Ltd.	524	179,135
Kinsale Capital Group, Inc.	2,003	749,522
Lincoln National Corp.	1,442	37,146
Marsh & McLennan Cos., Inc.	36,419	6,849,685
Primerica, Inc.	2,160	427,162
Progressive Corp. (The)	40,210	5,322,598
RenaissanceRe Holdings Ltd.	1,194	222,705
RLI Corp.	815	111,223
Ryan Specialty Holdings, Inc., Class A*	8,512	382,104
Willis Towers Watson plc	1,223	288,016

		15,768,633

Total Financials		127,119,418

Health Care (10.9%)
Biotechnology (2.5%)
AbbVie, Inc.	162,110	21,841,080
Alnylam Pharmaceuticals, Inc.*	9,125	1,733,203
Amgen, Inc.	33,369	7,408,585
Apellis Pharmaceuticals, Inc.*	9,150	833,565
BioMarin Pharmaceutical, Inc.*	2,026	175,614
Exact Sciences Corp.*	5,686	533,915
Exelixis, Inc.*	21,718	415,031
Horizon Therapeutics plc*	18,176	1,869,402
Incyte Corp.*	12,485	777,191
Ionis Pharmaceuticals, Inc.*	11,249	461,547
Karuna Therapeutics, Inc.*	2,917	632,552
Natera, Inc.*	9,499	462,221
Neurocrine Biosciences, Inc.*	8,869	836,347
Regeneron Pharmaceuticals, Inc.*	647	464,895
Roivant Sciences Ltd.*	21,178	213,474
Sarepta Therapeutics, Inc.*	8,208	939,980
Seagen, Inc.*	12,866	2,476,190
Ultragenyx Pharmaceutical, Inc.*	6,206	286,283
Vertex Pharmaceuticals, Inc.*	21,653	7,619,907

		49,980,982

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	10,018	1,092,162
Align Technology, Inc.*	7,009	2,478,663
Dexcom, Inc.*	35,512	4,563,647
Edwards Lifesciences Corp.*	55,296	5,216,072
GE HealthCare Technologies, Inc.	2,721	221,054
IDEXX Laboratories, Inc.*	7,561	3,797,361
Inspire Medical Systems, Inc.*	2,638	856,400
Insulet Corp.*	6,362	1,834,419
Intuitive Surgical, Inc.*	32,083	10,970,461
Masimo Corp.*	4,360	717,438
Novocure Ltd.*	9,628	399,562
Penumbra, Inc.*	3,329	1,145,376
ResMed, Inc.	13,329	2,912,387
Shockwave Medical, Inc.*	3,327	949,559
Stryker Corp.	8,289	2,528,891
Tandem Diabetes Care, Inc.*	798	19,583

		39,703,035

Health Care Providers & Services (2.4%)
agilon health, Inc.*	22,603	391,936
AmerisourceBergen Corp.	14,840	2,855,661
Cardinal Health, Inc.	12,125	1,146,661
Chemed Corp.	963	521,628
Cigna Group (The)	1,985	556,991
DaVita, Inc.*	4,955	497,829
Elevance Health, Inc.	2,896	1,286,664
Encompass Health Corp.	616	41,709
HCA Healthcare, Inc.	3,888	1,179,930
Humana, Inc.	4,980	2,226,708
McKesson Corp.	4,794	2,048,524
Molina Healthcare, Inc.*	2,885	869,077
UnitedHealth Group, Inc.	71,815	34,517,162

		48,140,480

Health Care Technology (0.1%)
Certara, Inc.*	3,966	72,221
Doximity, Inc., Class A*	4,352	148,055
Veeva Systems, Inc., Class A*	13,296	2,629,018

		2,849,294

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A*	8,423	470,340
Agilent Technologies, Inc.	22,044	2,650,791
Bio-Techne Corp.	13,467	1,099,311
Bruker Corp.	9,744	720,277
ICON plc*	1,114	278,723
Illumina, Inc.*	4,326	811,082
IQVIA Holdings, Inc.*	15,691	3,526,866
Maravai LifeSciences Holdings, Inc., Class A*	5,836	72,542
Medpace Holdings, Inc.*	2,138	513,483
Mettler-Toledo International, Inc.*	2,000	2,623,280
Repligen Corp.*	2,251	318,426
Sotera Health Co.*	6,369	119,992
Thermo Fisher Scientific, Inc.	21,831	11,390,324
Waters Corp.*	5,375	1,432,653
West Pharmaceutical Services, Inc.	6,794	2,598,501

		28,626,591

Pharmaceuticals (2.5%)
Eli Lilly and Co.	77,743	36,459,912
Jazz Pharmaceuticals plc*	2,901	359,637
Merck & Co., Inc.	42,934	4,954,154
Zoetis, Inc., Class A	42,517	7,321,853

		49,095,556

Total Health Care		218,395,938

Industrials (6.0%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	6,385	1,245,841
Boeing Co. (The)*	6,966	1,470,941
BWX Technologies, Inc.	1,432	102,488
HEICO Corp.	3,730	659,986
HEICO Corp., Class A	6,606	928,804
Lockheed Martin Corp.	20,773	9,563,474
Northrop Grumman Corp.	750	341,850
Spirit AeroSystems Holdings, Inc., Class A	987	28,810
TransDigm Group, Inc.	814	727,854

		15,070,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	8,218	$775,368
Expeditors International of Washington, Inc.	1,905	230,753
United Parcel Service, Inc., Class B	18,427	3,303,040

		4,309,161

Building Products (0.2%)
A O Smith Corp.	1,205	87,700
Advanced Drainage Systems, Inc.	5,715	650,253
Allegion plc	7,449	894,029
Armstrong World Industries, Inc.	1,199	88,078
Trane Technologies plc	6,168	1,179,692
Trex Co., Inc.*	9,965	653,305

		3,553,057

Commercial Services & Supplies (0.7%)
Cintas Corp.	7,081	3,519,824
Copart, Inc.*	39,389	3,592,671
MSA Safety, Inc.	571	99,331
RB Global, Inc.	12,752	765,120
Rollins, Inc.	20,288	868,935
Tetra Tech, Inc.	880	144,091
Waste Management, Inc.	33,581	5,823,617

		14,813,589

Construction & Engineering (0.1%)
EMCOR Group, Inc.	1,488	274,953
Quanta Services, Inc.	3,470	681,681
Valmont Industries, Inc.	126	36,672
WillScot Mobile Mini Holdings Corp.*	4,548	217,349

		1,210,655

Electrical Equipment (0.2%)
ChargePoint Holdings, Inc. (x)*	25,651	225,472
Hubbell, Inc., Class B	2,242	743,358
Rockwell Automation, Inc.	10,550	3,475,697
Vertiv Holdings Co., Class A	2,165	53,627

		4,498,154

Ground Transportation (0.9%)
Avis Budget Group, Inc.*	645	147,492
CSX Corp.	20,697	705,768
JB Hunt Transport Services, Inc.	1,488	269,373
Landstar System, Inc.	2,611	502,722
Lyft, Inc., Class A*	28,131	269,776
Old Dominion Freight Line, Inc.	8,432	3,117,732
Saia, Inc.*	268	91,766
Uber Technologies, Inc.*	178,155	7,690,951
U-Haul Holding Co. (x)	316	17,481
U-Haul Holding Co. (New York stock exchange)	2,844	144,106
Union Pacific Corp.	23,966	4,903,923

		17,861,090

Industrial Conglomerates (0.1%)
Honeywell International, Inc.	7,890	1,637,175

Machinery (1.4%)
Allison Transmission Holdings, Inc.	808	45,620
Caterpillar, Inc.	35,581	8,754,705
Deere & Co.	23,423	9,490,765
Donaldson Co., Inc.	4,610	288,171
Graco, Inc.	6,272	541,587
IDEX Corp.	562	120,976
Illinois Tool Works, Inc.	22,703	5,679,383
Lincoln Electric Holdings, Inc.	4,789	951,239
Otis Worldwide Corp.	2,239	199,293
Toro Co. (The)	9,551	970,859
Xylem, Inc.	2,590	291,686

		27,334,284

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	22,115	396,743
Delta Air Lines, Inc.*	3,004	142,810

		539,553

Professional Services (1.1%)
Automatic Data Processing, Inc.	32,597	7,164,495
Booz Allen Hamilton Holding Corp., Class A	11,936	1,332,057
Broadridge Financial Solutions, Inc.	8,994	1,489,676
Ceridian HCM Holding, Inc.*	1,164	77,953
CoStar Group, Inc.*	15,959	1,420,351
Equifax, Inc.	7,741	1,821,457
FTI Consulting, Inc.*	565	107,463
Genpact Ltd.	4,096	153,887
KBR, Inc.	4,517	293,876
Paychex, Inc.	29,586	3,309,786
Paycom Software, Inc.	4,741	1,522,999
Paycor HCM, Inc.*	2,321	54,938
Paylocity Holding Corp.*	3,854	711,179
Verisk Analytics, Inc., Class A	13,101	2,961,219

		22,421,336

Trading Companies & Distributors (0.3%)
Fastenal Co.	39,266	2,316,301
Ferguson plc	1,022	160,771
SiteOne Landscape Supply, Inc.*	1,313	219,744
United Rentals, Inc.	1,291	574,973
Watsco, Inc. (x)	759	289,536
WW Grainger, Inc.	4,099	3,232,430

		6,793,755

Total Industrials		120,041,857

Information Technology (43.0%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	23,027	3,731,756
Motorola Solutions, Inc.	13,958	4,093,602
Ubiquiti, Inc. (x)	321	56,416

		7,881,774

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	26,930	2,287,704
CDW Corp.	11,689	2,144,932
Jabil, Inc.	7,453	804,402
Keysight Technologies, Inc.*	4,170	698,267
National Instruments Corp.	9,401	539,617
Vontier Corp.	4,826	155,445
Zebra Technologies Corp., Class A*	846	250,272

		6,880,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.6%)
Accenture plc, Class A	58,045	$17,911,526
Cloudflare, Inc., Class A*	26,400	1,725,768
EPAM Systems, Inc.*	5,103	1,146,899
Gartner, Inc.*	7,047	2,468,634
Globant SA*	3,783	679,881
GoDaddy, Inc., Class A*	8,575	644,240
MongoDB, Inc., Class A*	6,030	2,478,270
Okta, Inc., Class A*	882	61,166
Snowflake, Inc., Class A*	28,459	5,008,215
Twilio, Inc., Class A (x)*	2,563	163,058
VeriSign, Inc.*	440	99,427

		32,387,084

Semiconductors & Semiconductor Equipment (9.2%)
Advanced Micro Devices, Inc.*	83,784	9,543,835
Allegro MicroSystems, Inc.*	6,134	276,889
Applied Materials, Inc.	65,525	9,470,983
Broadcom, Inc.	37,497	32,526,023
Enphase Energy, Inc.*	12,216	2,045,936
Entegris, Inc.	712	78,904
KLA Corp.	12,601	6,111,737
Lam Research Corp.	11,670	7,502,176
Lattice Semiconductor Corp.*	12,501	1,200,971
Microchip Technology, Inc.	35,211	3,154,553
Monolithic Power Systems, Inc.	4,165	2,250,058
NVIDIA Corp.	218,285	92,338,921
QUALCOMM, Inc.	89,367	10,638,248
Teradyne, Inc.	11,917	1,326,720
Texas Instruments, Inc.	34,022	6,124,640
Universal Display Corp.	1,937	279,180

		184,869,774

Software (18.1%)
Adobe, Inc.*	42,092	20,582,567
Alteryx, Inc., Class A*	5,618	255,057
ANSYS, Inc.*	6,573	2,170,865
AppLovin Corp., Class A (x)*	5,372	138,222
Atlassian Corp., Class A*	13,286	2,229,524
Autodesk, Inc.*	19,734	4,037,774
Bentley Systems, Inc., Class B	16,347	886,498
Cadence Design Systems, Inc.*	24,828	5,822,663
Confluent, Inc., Class A*	16,982	599,634
Crowdstrike Holdings, Inc., Class A*	19,327	2,838,557
Datadog, Inc., Class A*	25,071	2,466,485
DocuSign, Inc., Class A*	18,564	948,435
DoubleVerify Holdings, Inc.*	10,317	401,538
Dropbox, Inc., Class A*	21,359	569,645
Dynatrace, Inc.*	20,058	1,032,385
Elastic NV*	7,136	457,560
Fair Isaac Corp.*	2,225	1,800,492
Five9, Inc.*	6,524	537,904
Fortinet, Inc.*	60,311	4,558,908
Gen Digital, Inc.	7,931	147,120
Gitlab, Inc., Class A*	4,484	229,177
HashiCorp, Inc., Class A*	5,827	152,551
HubSpot, Inc.*	4,192	2,230,521
Informatica, Inc., Class A*	308	5,698
Intuit, Inc.	25,096	11,498,736
Manhattan Associates, Inc.*	5,655	1,130,321
Microsoft Corp.#	683,693	232,824,814
nCino, Inc. (x)*	569	17,138
New Relic, Inc.*	5,052	330,603
Nutanix, Inc., Class A*	5,122	143,672
Oracle Corp.	57,408	6,836,719
Palantir Technologies, Inc., Class A*	171,977	2,636,407
Palo Alto Networks, Inc.*	27,391	6,998,674
Pegasystems, Inc.	3,846	189,608
Procore Technologies, Inc.*	7,201	468,569
PTC, Inc.*	5,219	742,664
RingCentral, Inc., Class A*	7,828	256,210
Salesforce, Inc.*	65,561	13,850,417
SentinelOne, Inc., Class A*	2,314	34,941
ServiceNow, Inc.*	18,703	10,510,525
Smartsheet, Inc., Class A*	11,511	440,411
Splunk, Inc.*	14,774	1,567,374
Synopsys, Inc.*	13,953	6,075,276
Teradata Corp.*	9,331	498,369
Tyler Technologies, Inc.*	2,888	1,202,765
UiPath, Inc., Class A*	26,439	438,094
Unity Software, Inc. (x)*	10,392	451,221
VMware, Inc., Class A*	19,754	2,838,452
Workday, Inc., Class A*	18,165	4,103,292
Zscaler, Inc.*	8,010	1,171,863

		362,356,915

Technology Hardware, Storage & Peripherals (13.3%)
Apple, Inc.	1,370,970	265,927,051
HP, Inc.	16,183	496,980
NetApp, Inc.	7,813	596,913
Pure Storage, Inc., Class A*	20,182	743,101

		267,764,045

Total Information Technology		862,140,231

Materials (0.7%)
Chemicals (0.6%)
Axalta Coating Systems Ltd.*	2,172	71,263
Ecolab, Inc.	17,750	3,313,748
FMC Corp.	1,707	178,108
Ginkgo Bioworks Holdings, Inc., Class A (x)*	12,819	23,843
Linde plc	4,236	1,614,255
PPG Industries, Inc.	5,409	802,155
RPM International, Inc.	2,229	200,008
Scotts Miracle-Gro Co. (The)	3,788	237,470
Sherwin-Williams Co. (The)	18,197	4,831,667

		11,272,517

Construction Materials (0.0%)†
Eagle Materials, Inc.	2,155	401,735
Vulcan Materials Co.	2,675	603,052

		1,004,787

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	12,239	46,019
Avery Dennison Corp.	2,438	418,848
Graphic Packaging Holding Co.	14,948	359,201
Sealed Air Corp.	7,295	291,800

		1,115,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.0%)†
Southern Copper Corp.	7,827	$561,509

Total Materials		13,954,681

Real Estate (0.9%)
Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	5,331	356,591
Sun Communities, Inc. (REIT)	2,459	320,801
UDR, Inc. (REIT)	1,686	72,430

		749,822

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	6,495	750,043

Specialized REITs (0.8%)
American Tower Corp. (REIT)	42,764	8,293,650
Crown Castle, Inc. (REIT)	4,211	479,801
Equinix, Inc. (REIT)	4,305	3,374,862
Extra Space Storage, Inc. (REIT)	709	105,535
Iron Mountain, Inc. (REIT)	13,158	747,637
Lamar Advertising Co. (REIT), Class A	6,148	610,189
Public Storage (REIT)	8,359	2,439,825
SBA Communications Corp. (REIT), Class A	996	230,833

		16,282,332

Total Real Estate		17,782,197

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	37,458	776,505
Vistra Corp.	10,025	263,156

Total Utilities		1,039,661

Total Common Stocks (99.1%) (Cost $588,407,069)		1,989,683,198

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $1,261,924, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $1,286,621. (xx)	$1,261,393	1,261,393

Total Short-Term Investments (0.1%) (Cost $2,261,393)		2,261,393

Total Investments in Securities (99.2%) (Cost $590,668,462)		1,991,944,591
Other Assets Less Liabilities (0.8%)		15,056,081

Net Assets (100%)		$2,007,000,672

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $12,259,440.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,034,766. This was collateralized by $810,129 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/31/23 – 11/15/52 and by cash of $2,261,393 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	32,805	—	834,215	—	—	56,769	890,984	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	66	9/2023	USD	14,811,225	397,095

					397,095

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$213,718,855	$—	$—	$213,718,855
Consumer Discretionary	317,859,232	—	—	317,859,232
Consumer Staples	87,839,003	—	—	87,839,003
Energy	9,792,125	—	—	9,792,125
Financials	127,119,418	—	—	127,119,418
Health Care	218,395,938	—	—	218,395,938
Industrials	120,041,857	—	—	120,041,857
Information Technology	862,140,231	—	—	862,140,231
Materials	13,954,681	—	—	13,954,681
Real Estate	17,782,197	—	—	17,782,197
Utilities	1,039,661	—	—	1,039,661
Futures	397,095	—	—	397,095
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreement	—	1,261,393	—	1,261,393

Total Assets	$1,991,080,293	$1,261,393	$—	$1,992,341,686

Total Liabilities	$—	$—	$—	$—

Total	$1,991,080,293	$1,261,393	$—	$1,992,341,686

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$397,095	*

Total		$397,095

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$569,978	$569,978

Total	$569,978	$569,978

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$895,486	$895,486

Total	$895,486	$895,486

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$10,435,334

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$206,792,912
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$241,960,803

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,423,898,275
Aggregate gross unrealized depreciation	(21,322,990)

Net unrealized appreciation	$1,402,575,285

Federal income tax cost of investments in securities and derivative instruments, if applicable	$589,766,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $834,215)	$890,984
Unaffiliated Issuers (Cost $588,572,854)	1,989,792,214
Repurchase Agreements (Cost $1,261,393)	1,261,393
Cash	16,670,781
Receivable for Portfolio shares sold	1,353,905
Dividends, interest and other receivables	558,257
Due from broker for futures variation margin	173,257
Securities lending income receivable	5,552
Other assets	20,893

Total assets	2,010,727,236

LIABILITIES
Payable for return of collateral on securities loaned	2,261,393
Investment management fees payable	588,204
Distribution fees payable – Class IB	366,021
Payable for Portfolio shares repurchased	307,022
Administrative fees payable	151,109
Distribution fees payable – Class IA	23,117
Accrued expenses	29,698

Total liabilities	3,726,564

NET ASSETS	$2,007,000,672

Net assets were comprised of:
Paid in capital	$536,195,341
Total distributable earnings (loss)	1,470,805,331

Net assets	$2,007,000,672

Class IA
Net asset value, offering and redemption price per share, $115,927,881 / 5,514,891 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.02

Class IB
Net asset value, offering and redemption price per share, $1,833,641,817 / 91,060,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.14

Class K
Net asset value, offering and redemption price per share, $57,430,974 / 2,724,374 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.08

(x)	Includes value of securities on loan of $3,034,766.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,060 foreign withholding tax)	$9,008,823
Interest	262,003
Securities lending (net)	43,812

Total income	9,314,638

EXPENSES
Investment management fees	3,089,958
Distribution fees – Class IB	2,016,273
Administrative fees	829,025
Distribution fees – Class IA	127,347
Professional fees	56,891
Printing and mailing expenses	52,101
Custodian fees	39,472
Recoupment fees	27,892
Trustees’ fees	26,592
Miscellaneous	154,921

Gross expenses	6,420,472
Less: Waiver from investment manager	(30,872)

Net expenses	6,389,600

NET INVESTMENT INCOME (LOSS)	2,925,038

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	55,360,215
Futures contracts	569,978

Net realized gain (loss)	55,930,193

Change in unrealized appreciation (depreciation) on:
Investments in securities ($56,769 of change in unrealized appreciation (depreciation) from affiliates)	388,637,603
Futures contracts	895,486

Net change in unrealized appreciation (depreciation)	389,533,089

NET REALIZED AND UNREALIZED GAIN (LOSS)	445,463,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$448,388,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,925,038	$4,732,637
Net realized gain (loss)	55,930,193	119,853,063
Net change in unrealized appreciation (depreciation)	389,533,089	(816,525,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	448,388,320	(691,940,067)

Distributions to shareholders:
Class IA	—	(7,559,783)
Class IB	—	(124,021,796)
Class K	—	(3,957,543)

Total distributions to shareholders	—	(135,539,122)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 350,460 and 521,571 shares, respectively ]	6,611,288	10,496,132
Capital shares issued in reinvestment of dividends and distributions [ 0 and 432,667 shares, respectively ]	—	7,559,783
Capital shares repurchased [ (463,636) and (1,057,368) shares, respectively]	(8,601,060)	(21,392,004)

Total Class IA transactions	(1,989,772)	(3,336,089)

Class IB
Capital shares sold [ 3,147,023 and 6,583,131 shares, respectively ]	56,540,383	125,765,472
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,406,954 shares, respectively ]	—	124,021,796
Capital shares repurchased [ (5,005,927) and (11,260,081) shares, respectively]	(89,200,655)	(218,073,031)

Total Class IB transactions	(32,660,272)	31,714,237

Class K
Capital shares sold [ 226,516 and 408,821 shares, respectively ]	4,354,119	8,225,946
Capital shares issued in reinvestment of dividends and distributions [ 0 and 226,157 shares, respectively ]	—	3,957,543
Capital shares repurchased [ (315,428) and (597,081) shares, respectively]	(6,004,246)	(12,045,654)

Total Class K transactions	(1,650,127)	137,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,300,171)	28,515,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	412,088,149	(798,963,206)
NET ASSETS:
Beginning of period	1,594,912,523	2,393,875,729

End of period	$2,007,000,672	$1,594,912,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.37		$25.15	$21.54	$16.68	$13.29	$14.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	0.01	0.06	0.10	0.10
Net realized and unrealized gain (loss)	4.62		(7.40)	5.73	6.12	4.55	(0.36)

Total from investment operations	4.65		(7.35)	5.74	6.18	4.65	(0.26)

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)	(0.06)	(0.10)	(0.10)
Distributions from net realized gains	—		(1.38)	(2.12)	(1.26)	(1.16)	(0.93)

Total dividends and distributions	—		(1.43)	(2.13)	(1.32)	(1.26)	(1.03)

Net asset value, end of period	$21.02		$16.37	$25.15	$21.54	$16.68	$13.29

Total return (b)	28.41%		(29.53)%	26.72%	37.36%	35.27%	(2.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,928		$92,106	$144,122	$122,510	$98,735	$67,106
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%		0.72%	0.71%	0.73%	0.73%	0.74%
Before waivers (a)(f)	0.73%		0.72%	0.71%	0.73%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.32%		0.25%	0.05%	0.31%	0.64%	0.64%
Before waivers (a)(f)	0.32%		0.25%	0.05%	0.31%	0.64%	0.64%
Portfolio turnover rate^	12	%(z)	12%	14%	13%	15%	13%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.68		$24.17	$20.77	$16.12	$12.87	$14.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	0.01	0.06	0.10	0.10
Net realized and unrealized gain (loss)	4.43		(7.11)	5.52	5.91	4.41	(0.35)

Total from investment operations	4.46		(7.06)	5.53	5.97	4.51	(0.25)

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)	(0.06)	(0.10)	(0.10)
Distributions from net realized gains	—		(1.38)	(2.12)	(1.26)	(1.16)	(0.93)

Total dividends and distributions	—		(1.43)	(2.13)	(1.32)	(1.26)	(1.03)

Net asset value, end of period	$20.14		$15.68	$24.17	$20.77	$16.12	$12.87

Total return (b)	28.44%		(29.53)%	26.70%	37.36%	35.33%	(2.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,833,642		$1,456,693	$2,179,853	$1,860,794	$1,440,121	$1,145,248
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%		0.72%	0.71%	0.73%	0.73%	0.74%
Before waivers (a)(f)	0.73%		0.72%	0.71%	0.73%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.32%		0.25%	0.05%	0.31%	0.63%	0.63%
Before waivers (a)(f)	0.32%		0.25%	0.05%	0.31%	0.63%	0.63%
Portfolio turnover rate^	12	%(z)	12%	14%	13%	15%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.39		$25.19	$21.56	$16.69	$13.29	$14.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.07	0.10	0.14	0.14
Net realized and unrealized gain (loss)	4.64		(7.43)	5.74	6.13	4.56	(0.36)

Total from investment operations	4.69		(7.33)	5.81	6.23	4.70	(0.22)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.06)	(0.10)	(0.14)	(0.14)
Distributions from net realized gains	—		(1.38)	(2.12)	(1.26)	(1.16)	(0.93)

Total dividends and distributions	—		(1.47)	(2.18)	(1.36)	(1.30)	(1.07)

Net asset value, end of period	$21.08		$16.39	$25.19	$21.56	$16.69	$13.29

Total return (b)	28.62%		(29.38)%	27.04%	37.68%	35.65%	(1.99)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,431		$46,114	$69,901	$75,541	$58,629	$68,699
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48%		0.47%	0.47%	0.48%	0.48%	0.48%
Before waivers (a)(f)	0.48%		0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.57%		0.50%	0.30%	0.56%	0.87%	0.90%
Before waivers (a)(f)	0.57%		0.50%	0.30%	0.56%	0.87%	0.90%
Portfolio turnover rate^	12	%(z)	12%	14%	13%	15%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	26.0%
Exchange Traded Funds	20.3
Consumer Discretionary	12.2
Communication Services	8.6
Health Care	8.1
Financials	5.9
Investment Companies	4.2
Consumer Staples	3.8
Industrials	3.8
Repurchase Agreements	0.6
Energy	0.5
Real Estate	0.4
Materials	0.3
Utilities	0.0 #
Cash and Other	5.3

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,269.70	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.29
Class IB
Actual	1,000.00	1,269.30	4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.29
Class K
Actual	1,000.00	1,271.10	3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.79	3.04

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.86%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	9,123	$566,720

Entertainment (1.7%)
Activision Blizzard, Inc.*	19,524	1,645,873
Live Nation Entertainment, Inc.*	2,765	251,919
Netflix, Inc.*	130,352	57,418,753
Playtika Holding Corp.*	1,562	18,119
ROBLOX Corp., Class A*	35,898	1,446,690
Roku, Inc., Class A*	1,195	76,432
Spotify Technology SA*	25,150	4,037,833
Take-Two Interactive Software, Inc.*	1	144
Walt Disney Co. (The)*	104,104	9,294,405
World Wrestling Entertainment, Inc., Class A	3,422	371,184

		74,561,352

Interactive Media & Services (6.6%)
Alphabet, Inc., Class A*	746,614	89,369,696
Alphabet, Inc., Class C*	681,056	82,387,344
Match Group, Inc.*	62,200	2,603,070
Meta Platforms, Inc., Class A*	347,058	99,598,705
Pinterest, Inc., Class A*	161,786	4,423,229
ZoomInfo Technologies, Inc., Class A*	12,607	320,092

		278,702,136

Media (0.2%)
Cable One, Inc.	32	21,027
Charter Communications, Inc., Class A*	8,019	2,945,940
Liberty Broadband Corp., Class A*	430	34,284
Liberty Broadband Corp., Class C*	1,885	151,007
Nexstar Media Group, Inc., Class A	917	152,726
Trade Desk, Inc. (The), Class A*	66,477	5,133,354

		8,438,338

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	26,502	3,681,128

Total Communication Services		365,949,674

Consumer Discretionary (12.2%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A (x)*	109,762	4,217,056

Automobiles (2.3%)
Dr Ing hc F Porsche AG (Preference) (q)	17,327	2,150,544
Ferrari NV	11,066	3,598,774
Rivian Automotive, Inc., Class A*	253,312	4,220,178
Tesla, Inc.*	323,108	84,579,981

		94,549,477

Broadline Retail (4.3%)
Alibaba Group Holding Ltd. (ADR)*	53,091	4,425,135
Amazon.com, Inc.*	1,334,960	174,025,385
Coupang, Inc., Class A*	229,336	3,990,446
eBay, Inc.	2,591	115,792
Etsy, Inc.*	5,382	455,371
Ollie’s Bargain Outlet Holdings, Inc.*	1,546	89,560

		183,101,689

Distributors (0.0%)†
Pool Corp.	2,988	1,119,424

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	557	51,495
Grand Canyon Education, Inc.*	659	68,015
H&R Block, Inc.	7,691	245,112
Service Corp. International	4,234	273,474

		638,096

Hotels, Restaurants & Leisure (2.8%)
Airbnb, Inc., Class A*	91,215	11,690,114
Booking Holdings, Inc.*	3,700	9,991,221
Caesars Entertainment, Inc.*	6,576	335,179
Chipotle Mexican Grill, Inc., Class A*	4,300	9,197,700
Choice Hotels International, Inc. (x)	2,428	285,339
Churchill Downs, Inc.	5,510	766,827
Darden Restaurants, Inc.	4,408	736,489
Domino’s Pizza, Inc.	2,767	932,451
DoorDash, Inc., Class A*	18,473	1,411,707
DraftKings, Inc., Class A*	32,685	868,440
Expedia Group, Inc.*	8,220	899,186
Hilton Worldwide Holdings, Inc.	9,209	1,340,370
Las Vegas Sands Corp.*	72,175	4,186,150
Marriott International, Inc., Class A	64,315	11,814,022
McDonald’s Corp.	45,259	13,505,738
Norwegian Cruise Line Holdings Ltd. (x)*	7,963	173,354
Planet Fitness, Inc., Class A*	3,178	214,324
Royal Caribbean Cruises Ltd.*	5,509	571,504
Starbucks Corp.	232,897	23,070,777
Texas Roadhouse, Inc., Class A	5,226	586,775
Travel + Leisure Co.	2,628	106,014
Vail Resorts, Inc.	309	77,794
Wendy’s Co. (The)	13,205	287,209
Wingstop, Inc.	2,341	468,575
Wyndham Hotels & Resorts, Inc.	466	31,954
Wynn Resorts Ltd.	495	52,277
Yum China Holdings, Inc.	109,061	6,161,946
Yum! Brands, Inc.	133,230	18,459,016

		118,222,452

Household Durables (0.0%)†
NVR, Inc.*	21	133,363
Tempur Sealy International, Inc.	2,647	106,066
TopBuild Corp.*	161	42,829

		282,258

Leisure Products (0.0%)†
Brunswick Corp.	443	38,381
Peloton Interactive, Inc., Class A (x)*	24,094	185,283
Polaris, Inc.	371	44,865
YETI Holdings, Inc.*	6,859	266,404

		534,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.8%)
AutoZone, Inc.*	1,199	$2,989,539
Best Buy Co., Inc.	2,087	171,030
Burlington Stores, Inc.*	5,051	794,977
CarMax, Inc.*	692	57,920
Dick’s Sporting Goods, Inc.	71,373	9,434,797
Five Below, Inc.*	4,285	842,174
Floor & Decor Holdings, Inc., Class A*	21,707	2,256,660
Home Depot, Inc. (The)	79,249	24,617,909
Lowe’s Cos., Inc.	34,229	7,725,485
Murphy USA, Inc.	1,463	455,154
O’Reilly Automotive, Inc.*	4,049	3,868,010
RH (x)*	208	68,555
Ross Stores, Inc.	52,644	5,902,972
TJX Cos., Inc. (The)	90,121	7,641,360
Tractor Supply Co.	8,673	1,917,600
Ulta Beauty, Inc.*	3,958	1,862,615
Valvoline, Inc.	3,514	131,810
Victoria’s Secret & Co.*	2,726	47,514
Wayfair, Inc., Class A (x)*	2,250	146,272
Williams-Sonoma, Inc.	45,182	5,654,075

		76,586,428

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	4,755	534,652
Deckers Outdoor Corp.*	2,049	1,081,175
Lululemon Athletica, Inc.*	12,278	4,647,223
NIKE, Inc., Class B	176,991	19,534,497
Ralph Lauren Corp., Class A (x)	82,824	10,212,199
Skechers USA, Inc., Class A*	762	40,127
Tapestry, Inc.	1,181	50,547
Under Armour, Inc., Class A*	406,899	2,937,811

		39,038,231

Total Consumer Discretionary		518,290,044

Consumer Staples (3.8%)
Beverages (2.0%)
Boston Beer Co., Inc. (The), Class A*	14,733	4,544,247
Brown-Forman Corp., Class A	3,037	206,728
Brown-Forman Corp., Class B	11,415	762,294
Celsius Holdings, Inc. (x)*	4,250	634,058
Coca-Cola Co. (The)	287,313	17,301,989
Constellation Brands, Inc., Class A	13,323	3,279,190
Diageo plc (ADR) (x)	45,015	7,809,202
Heineken NV (ADR)	93,025	4,788,927
Monster Beverage Corp.*	389,700	22,384,368
PepsiCo, Inc.	131,241	24,308,458

		86,019,461

Consumer Staples Distribution & Retail (0.7%)
Albertsons Cos., Inc., Class A	2,800	61,096
BJ’s Wholesale Club Holdings, Inc.*	3,598	226,710
Casey’s General Stores, Inc.	419	102,186
Costco Wholesale Corp.	34,668	18,664,558
Dollar General Corp.	17,135	2,909,180
Performance Food Group Co.*	5,629	339,091
Sysco Corp.	39,904	2,960,877
Target Corp.	35,988	4,746,817

		30,010,515

Food Products (0.4%)
Freshpet, Inc. (x)*	981	64,560
Hershey Co. (The)	8,549	2,134,685
Lamb Weston Holdings, Inc.	10,728	1,233,183
Mondelez International, Inc., Class A	130,100	9,489,494
Nestle SA (Registered)	40,529	4,876,640

		17,798,562

Household Products (0.6%)
Church & Dwight Co., Inc.	17,116	1,715,536
Clorox Co. (The)	9,670	1,537,917
Kimberly-Clark Corp.	24,799	3,423,750
Procter & Gamble Co. (The)	112,720	17,104,133

		23,781,336

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	16,044	3,150,721

Total Consumer Staples		160,760,595

Energy (0.5%)
Energy Equipment & Services (0.3%)
Halliburton Co.	14,123	465,918
Schlumberger NV	253,375	12,445,780

		12,911,698

Oil, Gas & Consumable Fuels (0.2%)
Antero Midstream Corp.	8,851	102,672
APA Corp.	21,492	734,382
Cheniere Energy, Inc.	18,965	2,889,507
Hess Corp.	12,129	1,648,937
New Fortress Energy, Inc. (x)	4,165	111,539
ONEOK, Inc.	1,922	118,626
Ovintiv, Inc.	8,401	319,826
Targa Resources Corp.	17,682	1,345,600
Texas Pacific Land Corp.	441	580,576

		7,851,665

Total Energy		20,763,363

Financials (5.9%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	92	118,077
NU Holdings Ltd., Class A*	123,558	974,873

		1,092,950

Capital Markets (1.4%)
Ameriprise Financial, Inc.	8,222	2,731,019
Ares Management Corp., Class A	12,248	1,180,095
BlackRock, Inc.	11,550	7,982,667
Blackstone, Inc.	55,195	5,131,479
Blue Owl Capital, Inc., Class A (x)	5,204	60,627
Charles Schwab Corp. (The)	242,088	13,721,548
FactSet Research Systems, Inc.	19,146	7,670,845
KKR & Co., Inc.	12,426	695,856
LPL Financial Holdings, Inc.	6,220	1,352,414
MarketAxess Holdings, Inc.	2,876	751,844
Moody’s Corp.	11,322	3,936,886
Morningstar, Inc.	2,009	393,905
MSCI, Inc., Class A	16,427	7,709,027
S&P Global, Inc.	2,083	835,054

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SEI Investments Co.	100,993	$6,021,203
TPG, Inc., Class A	1,454	42,544
Tradeweb Markets, Inc., Class A	3,113	213,178
XP, Inc., Class A*	2,155	50,556

		60,480,747

Consumer Finance (0.1%)
American Express Co.	15,185	2,645,227
SLM Corp.	7,425	121,176

		2,766,403

Financial Services (4.0%)
Apollo Global Management, Inc.	40,803	3,134,078
Block, Inc., Class A*	93,650	6,234,280
Equitable Holdings, Inc.‡	27,944	758,959
Euronet Worldwide, Inc.*	1,844	216,430
Fiserv, Inc.*	70,497	8,893,197
FleetCor Technologies, Inc.*	5,226	1,312,144
Global Payments, Inc.	10,291	1,013,869
Jack Henry & Associates, Inc.	1,802	301,529
Mastercard, Inc., Class A	116,005	45,624,767
PayPal Holdings, Inc.*	398,699	26,605,184
Rocket Cos., Inc., Class A (x)*	5,708	51,144
Shift4 Payments, Inc., Class A*	4,166	282,913
Toast, Inc., Class A*	27,692	625,008
UWM Holdings Corp., Class A (x)	2,718	15,221
Visa, Inc., Class A	313,241	74,388,473
Western Union Co. (The)	9,187	107,764
WEX, Inc.*	1,531	278,749

		169,843,709

Insurance (0.4%)
Arch Capital Group Ltd.*	3,944	295,208
Arthur J Gallagher & Co.	927	203,541
Brown & Brown, Inc.	7,230	497,713
Chubb Ltd.	18,637	3,588,741
Everest Re Group Ltd.	447	152,812
Kinsale Capital Group, Inc.	1,706	638,385
Lincoln National Corp.	1,228	31,633
Marsh & McLennan Cos., Inc.	31,022	5,834,618
Primerica, Inc.	1,840	363,878
Progressive Corp. (The)	34,251	4,533,805
RenaissanceRe Holdings Ltd.	1,017	189,691
RLI Corp.	695	94,847
Ryan Specialty Holdings, Inc., Class A*	6,460	289,989
Willis Towers Watson plc	1,041	245,156

		16,960,017

Total Financials		251,143,826

Health Care (8.1%)
Biotechnology (1.7%)
AbbVie, Inc.	138,087	18,604,462
Alnylam Pharmaceuticals, Inc.*	66,304	12,593,782
Amgen, Inc.	28,425	6,310,918
Apellis Pharmaceuticals, Inc.*	7,795	710,125
Argenx SE (ADR)*	6,212	2,421,003
BioMarin Pharmaceutical, Inc.*	1,726	149,610
CRISPR Therapeutics AG (x)*	66,219	3,717,535
Exact Sciences Corp.*	4,844	454,852
Exelixis, Inc.*	18,500	353,535
Horizon Therapeutics plc*	15,483	1,592,427
Incyte Corp.*	10,636	662,091
Ionis Pharmaceuticals, Inc.*	9,583	393,190
Karuna Therapeutics, Inc.*	2,485	538,872
Legend Biotech Corp. (ADR)*	15,515	1,071,000
Natera, Inc.*	7,296	355,023
Neurocrine Biosciences, Inc.*	7,531	710,173
Regeneron Pharmaceuticals, Inc.*	14,093	10,126,384
Roivant Sciences Ltd.*	18,040	181,843
Sarepta Therapeutics, Inc.*	6,992	800,724
Seagen, Inc.*	10,960	2,109,362
Ultragenyx Pharmaceutical, Inc.*	5,287	243,889
Vertex Pharmaceuticals, Inc.*	25,454	8,957,517

		73,058,317

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	73,583	8,022,019
Align Technology, Inc.*	15,792	5,584,683
Dexcom, Inc.*	30,273	3,890,383
Edwards Lifesciences Corp.*	47,102	4,443,132
GE HealthCare Technologies, Inc.	2,318	188,314
IDEXX Laboratories, Inc.*	6,456	3,242,397
Inspire Medical Systems, Inc.*	2,247	729,466
Insulet Corp.*	5,406	1,558,766
Intuitive Surgical, Inc.*	61,644	21,078,549
Masimo Corp.*	3,714	611,139
Novocure Ltd.*	8,132	337,478
Penumbra, Inc.*	2,774	954,422
ResMed, Inc.	11,348	2,479,538
Shockwave Medical, Inc.*	2,834	808,852
Stryker Corp.	12,513	3,817,591
Tandem Diabetes Care, Inc.*	680	16,687

		57,763,416

Health Care Providers & Services (1.7%)
agilon health, Inc. (x)*	19,254	333,864
AmerisourceBergen Corp.	12,623	2,429,044
Cardinal Health, Inc.	10,328	976,719
Chemed Corp.	820	444,169
Cigna Group (The)	15,984	4,485,110
DaVita, Inc.*	4,297	431,720
Elevance Health, Inc.	2,467	1,096,063
HCA Healthcare, Inc.	8,941	2,713,415
Humana, Inc.	13,133	5,872,158
McKesson Corp.	8,984	3,838,953
Molina Healthcare, Inc.*	2,457	740,147
UnitedHealth Group, Inc.	99,582	47,863,093

		71,224,455

Health Care Technology (0.4%)
Certara, Inc.*	5,547	101,011
Doximity, Inc., Class A (x)*	250,618	8,526,024
Veeva Systems, Inc., Class A*	48,793	9,647,840

		18,274,875

Life Sciences Tools & Services (1.1%)
10X Genomics, Inc., Class A*	7,176	400,708
Agilent Technologies, Inc.	18,778	2,258,054
Avantor, Inc.*	74,045	1,520,884
Bio-Techne Corp.	11,472	936,459
Bruker Corp.	8,464	625,659
Danaher Corp.	7,473	1,793,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ICON plc*	949	$237,440
Illumina, Inc.*	67,671	12,687,636
IQVIA Holdings, Inc.*	13,366	3,004,276
Maravai LifeSciences Holdings, Inc., Class A*	7,631	94,853
Medpace Holdings, Inc.*	1,821	437,350
Mettler-Toledo International, Inc.*	1,700	2,229,788
Repligen Corp.*	1,918	271,320
Sartorius AG (Preference) (q)	5,425	1,860,367
Sotera Health Co.*	7,287	137,287
Thermo Fisher Scientific, Inc.	30,088	15,698,414
Waters Corp.*	4,624	1,232,481
West Pharmaceutical Services, Inc.	5,816	2,224,446

		47,650,942

Pharmaceuticals (1.8%)
Eli Lilly and Co.	88,963	41,721,868
Jazz Pharmaceuticals plc*	2,472	306,454
Merck & Co., Inc.	36,572	4,220,043
Novartis AG (ADR)	40,978	4,135,090
Novo Nordisk A/S (ADR)	41,680	6,745,074
Roche Holding AG (ADR) (x)	123,864	4,731,605
Zoetis, Inc., Class A	73,611	12,676,550

		74,536,684

Total Health Care		342,508,689

Industrials (3.8%)
Aerospace & Defense (1.1%)
Airbus SE	15,843	2,290,190
Axon Enterprise, Inc.*	5,439	1,061,258
Boeing Co. (The)*	105,362	22,248,240
BWX Technologies, Inc.	1,220	87,315
HEICO Corp.	3,271	578,771
HEICO Corp., Class A	5,911	831,086
Lockheed Martin Corp.	38,500	17,724,630
Northrop Grumman Corp.	638	290,800
Spirit AeroSystems Holdings, Inc., Class A	841	24,549
TransDigm Group, Inc.	693	619,660

		45,756,499

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	7,001	660,544
Expeditors International of Washington, Inc.	52,868	6,403,901
FedEx Corp.	3,742	927,642
United Parcel Service, Inc., Class B	48,671	8,724,277

		16,716,364

Building Products (0.1%)
A O Smith Corp.	1,026	74,672
Advanced Drainage Systems, Inc.	4,804	546,599
Allegion plc	6,345	761,527
Armstrong World Industries, Inc.	1,022	75,076
Trane Technologies plc	5,254	1,004,880
Trex Co., Inc.*	8,544	560,145

		3,022,899

Commercial Services & Supplies (0.3%)
Cintas Corp.	8,632	4,290,795
Copart, Inc.*	33,477	3,053,437
MSA Safety, Inc.	487	84,719
RB Global, Inc.	10,863	651,780
Rollins, Inc.	17,051	730,294
Tetra Tech, Inc.	750	122,805
Waste Management, Inc.	28,605	4,960,679

		13,894,509

Construction & Engineering (0.0%)†
EMCOR Group, Inc.	1,268	234,301
Quanta Services, Inc.	2,956	580,706
Valmont Industries, Inc.	252	73,345
WillScot Mobile Mini Holdings Corp.*	3,874	185,138

		1,073,490

Electrical Equipment (0.1%)
ChargePoint Holdings, Inc. (x)*	21,132	185,750
Hubbell, Inc., Class B	1,910	633,280
Rockwell Automation, Inc.	8,987	2,960,767
Vertiv Holdings Co., Class A	1,844	45,676

		3,825,473

Ground Transportation (0.4%)
Avis Budget Group, Inc.*	549	125,540
CSX Corp.	17,630	601,183
JB Hunt Transport Services, Inc.	1,268	229,546
Landstar System, Inc.	2,225	428,402
Lyft, Inc., Class A*	21,195	203,260
Old Dominion Freight Line, Inc.	13,449	4,972,768
Saia, Inc.*	228	78,069
Uber Technologies, Inc.*	151,754	6,551,220
U-Haul Holding Co.	2,423	122,773
Union Pacific Corp.	20,414	4,177,113

		17,489,874

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	6,721	1,394,607

Machinery (0.6%)
Allison Transmission Holdings, Inc.	689	38,901
Caterpillar, Inc.	30,308	7,457,283
Deere & Co.	28,370	11,495,240
Donaldson Co., Inc.	3,927	245,477
Graco, Inc.	5,343	461,368
IDEX Corp.	479	103,110
Illinois Tool Works, Inc.	19,339	4,837,844
Lincoln Electric Holdings, Inc.	4,079	810,212
Otis Worldwide Corp.	1,908	169,831
Toro Co. (The)	8,161	829,566
Xylem, Inc.	2,207	248,552

		26,697,384

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	18,838	337,954
Delta Air Lines, Inc.*	2,559	121,655

		459,609

Professional Services (0.6%)
Automatic Data Processing, Inc.	27,766	6,102,689
Booz Allen Hamilton Holding Corp., Class A	10,405	1,161,198
Broadridge Financial Solutions, Inc.	7,661	1,268,891
Ceridian HCM Holding, Inc.*	25,341	1,697,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares		Value (Note 1)
CoStar Group, Inc.*	13,595		$1,209,955
Equifax, Inc.	6,594		1,551,568
FTI Consulting, Inc.*	481		91,486
Genpact Ltd.	3,489		131,082
KBR, Inc.	3,848		250,351
Paychex, Inc.	25,336		2,834,338
Paycom Software, Inc.	3,991		1,282,069
Paycor HCM, Inc.*	1,978		46,819
Paylocity Holding Corp.*	3,078		567,983
TransUnion	30,329		2,375,671
Verisk Analytics, Inc., Class A	11,159		2,522,269

			23,093,456

Trading Companies & Distributors (0.2%)
Fastenal Co.	33,448		1,973,097
Ferguson plc	871		137,017
SiteOne Landscape Supply, Inc.*	1,119		187,276
United Rentals, Inc.	1,100		489,907
Watsco, Inc. (x)	646		246,430
WW Grainger, Inc.	3,491		2,752,968

			5,786,695

Total Industrials			159,210,859

Information Technology (26.0%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	19,615		3,178,807
Motorola Solutions, Inc.	11,890		3,487,099
Ubiquiti, Inc.	149		26,187

			6,692,093

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	24,677		2,096,311
CDW Corp.	9,957		1,827,110
Coherent Corp.*	—	@	17
Jabil, Inc.	6,349		685,248
Keysight Technologies, Inc.*	3,552		594,782
National Instruments Corp.	8,008		459,659
Teledyne Technologies, Inc.*	12,209		5,019,242
Vontier Corp.	4,111		132,415
Zebra Technologies Corp., Class A*	720		212,998

			11,027,782

IT Services (1.3%)
Accenture plc, Class A	84,037		25,932,137
Cloudflare, Inc., Class A*	22,209		1,451,802
EPAM Systems, Inc.*	4,267		959,008
Gartner, Inc.*	17,086		5,985,397
Globant SA*	3,090		555,335
GoDaddy, Inc., Class A*	7,304		548,750
MongoDB, Inc., Class A*	8,408		3,455,604
Okta, Inc., Class A*	751		52,082
Shopify, Inc., Class A*	146,388		9,456,665
Snowflake, Inc., Class A*	24,242		4,266,107
Twilio, Inc., Class A*	2,184		138,946
VeriSign, Inc.*	375		84,739

			52,886,572

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	128,385		14,624,335
Allegro MicroSystems, Inc.*	4,547		205,252
Applied Materials, Inc.	55,815		8,067,500
ASML Holding NV (Registered) (ADR)	8,644		6,264,739
Broadcom, Inc.	31,940		27,705,714
Enphase Energy, Inc.*	10,279		1,721,527
Entegris, Inc.	607		67,268
KLA Corp.	10,734		5,206,205
Lam Research Corp.	14,229		9,147,255
Lattice Semiconductor Corp.*	10,857		1,043,032
Marvell Technology, Inc.	36,485		2,181,073
Microchip Technology, Inc.	29,994		2,687,162
Monolithic Power Systems, Inc.	3,548		1,916,736
NVIDIA Corp.	329,375		139,332,212
QUALCOMM, Inc.	137,941		16,420,497
Teradyne, Inc.	10,151		1,130,111
Texas Instruments, Inc.	28,981		5,217,160
Universal Display Corp.	1,650		237,814

			243,175,592

Software (12.3%)
Adobe, Inc.*	57,821		28,273,891
Alteryx, Inc., Class A*	4,670		212,018
ANSYS, Inc.*	5,599		1,849,182
AppLovin Corp., Class A*	4,576		117,740
Atlassian Corp., Class A*	17,808		2,988,360
Autodesk, Inc.*	107,489		21,993,324
Bentley Systems, Inc., Class B	13,925		755,153
Cadence Design Systems, Inc.*	21,149		4,959,863
Confluent, Inc., Class A*	14,466		510,794
Crowdstrike Holdings, Inc., Class A*	16,463		2,417,921
Datadog, Inc., Class A*	21,356		2,101,003
DocuSign, Inc., Class A*	59,066		3,017,682
DoubleVerify Holdings, Inc.*	8,788		342,029
Dropbox, Inc., Class A*	19,542		521,185
Dynatrace, Inc.*	63,978		3,292,948
Elastic NV*	6,057		388,375
Fair Isaac Corp.*	1,893		1,531,835
Five9, Inc.*	5,765		475,324
Fortinet, Inc.*	51,373		3,883,285
Gen Digital, Inc.	6,756		125,324
Gitlab, Inc., Class A*	3,820		195,240
HashiCorp, Inc., Class A*	4,964		129,957
HubSpot, Inc.*	3,636		1,934,679
Informatica, Inc., Class A*	540		9,990
Intuit, Inc.	40,715		18,655,206
Manhattan Associates, Inc.*	4,818		963,022
Microsoft Corp.	840,300		286,155,762
Monday.com Ltd.*	1,728		295,868
nCino, Inc. (x)*	964		29,036
New Relic, Inc.*	4,171		272,950
Nutanix, Inc., Class A*	4,363		122,382
Oracle Corp.	232,699		27,712,124
Palantir Technologies, Inc., Class A*	144,472		2,214,756
Palo Alto Networks, Inc.*	23,368		5,970,758
Pegasystems, Inc.	2,870		141,491
Procore Technologies, Inc.*	6,134		399,139
PTC, Inc.*	4,446		632,666
RingCentral, Inc., Class A*	6,827		223,448
Roper Technologies, Inc.	9,315		4,478,652
Salesforce, Inc.*	167,207		35,324,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SentinelOne, Inc., Class A*	1,971	$29,762
ServiceNow, Inc.*	48,599	27,311,180
Smartsheet, Inc., Class A*	9,980	381,835
Splunk, Inc.*	12,915	1,370,152
Synopsys, Inc.*	11,885	5,174,848
Teradata Corp.*	7,949	424,556
Tyler Technologies, Inc.*	2,460	1,024,516
UiPath, Inc., Class A*	22,521	373,173
Unity Software, Inc. (x)*	8,852	384,354
VMware, Inc., Class A*	16,827	2,417,872
Workday, Inc., Class A*	74,304	16,784,531
Zscaler, Inc.*	6,599	965,434

		522,260,726

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	1,344,524	260,797,320
HP, Inc.	13,785	423,337
NetApp, Inc.	6,655	508,442
Pure Storage, Inc., Class A*	17,192	633,010

		262,362,109

Total Information Technology		1,098,404,874

Materials (0.3%)
Chemicals (0.3%)
Axalta Coating Systems Ltd.*	1,850	60,698
Ecolab, Inc.	15,120	2,822,753
FMC Corp.	1,455	151,815
Ginkgo Bioworks Holdings, Inc., Class A (x)*	14,328	26,650
Linde plc	10,785	4,109,948
PPG Industries, Inc.	4,608	683,366
RPM International, Inc.	1,899	170,397
Scotts Miracle-Gro Co. (The) (x)	3,227	202,301
Sherwin-Williams Co. (The)	15,501	4,115,826

		12,343,754

Construction Materials (0.0%)†
Eagle Materials, Inc.	1,836	342,267
Vulcan Materials Co.	2,279	513,778

		856,045

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	4,940	18,574
Avery Dennison Corp.	2,077	356,829
Graphic Packaging Holding Co.	12,733	305,974
Sealed Air Corp.	6,215	248,600

		929,977

Metals & Mining (0.0%)†
Southern Copper Corp.	6,667	478,290

Total Materials		14,608,066

Real Estate (0.4%)
Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	4,542	303,814
Sun Communities, Inc. (REIT)	2,095	273,314
UDR, Inc. (REIT)	1,437	61,734

		638,862

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	5,532	638,835

Specialized REITs (0.4%)
American Tower Corp. (REIT)	36,427	7,064,652
Crown Castle, Inc. (REIT)	3,588	408,817
Equinix, Inc. (REIT)	3,666	2,873,924
Extra Space Storage, Inc. (REIT)	604	89,905
Iron Mountain, Inc. (REIT)	11,209	636,895
Lamar Advertising Co. (REIT), Class A	5,237	519,772
Public Storage (REIT)	7,121	2,078,478
SBA Communications Corp. (REIT), Class A	848	196,533

		13,868,976

Total Real Estate		15,146,673

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	31,908	661,453
Vistra Corp.	8,540	224,175

Total Utilities		885,628

Total Common Stocks (69.6%) (Cost $1,215,013,694)		2,947,672,291

EXCHANGE TRADED FUNDS (ETF):
Equity (20.3%)
iShares Core S&P 500 ETF	2,079	926,631
iShares Morningstar Growth ETF (x)‡	3,217,325	200,572,545
iShares Morningstar U.S. Equity ETF	15,692	958,467
iShares Morningstar Value ETF	45,536	3,029,055
iShares Russell 1000 ETF (x)	3,225	786,061
iShares Russell 1000 Growth ETF	295,673	81,363,296
iShares S&P 500 Growth ETF (x)	720,700	50,794,936
SPDR Portfolio S&P 500 Growth ETF (x)	2,115,900	129,091,059
SPDR Portfolio S&P 500 Value ETF (x)	47,800	2,064,960
Vanguard Growth ETF	620,622	175,611,201
Vanguard Large-Cap ETF (x)	600	121,632
Vanguard Russell 1000 Growth ETF (x)	2,917,100	206,413,996
Vanguard Russell 1000 Value (x)	64,400	4,457,124
Vanguard Value ETF	34,000	4,831,400

Total Exchange Traded Funds (20.3%) (Cost $534,233,327)		861,022,363

SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	169,907,483	169,941,465

Total Investment Companies		174,941,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $5,704,537, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $5,816,180. (xx)	$5,702,137	$5,702,137
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $1,000,423, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $1,020,552. (xx)	1,000,000	1,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $15,006,338, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $15,306,464. (xx)	15,000,000	15,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $5,004,919, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		26,702,137

Total Short-Term Investments (4.8%) (Cost $201,654,841)		201,643,602

Total Investments in Securities (94.7%) (Cost $1,950,901,862)		4,010,338,256
Other Assets Less Liabilities (5.3%)		223,093,029

Net Assets (100%)		$4,233,431,285

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
@	Shares are less than 0.5.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $32,262,452. This was collateralized by $951,863 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $31,702,137 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	27,944	—	710,745	—	—	48,214	758,959	—	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF (x)	3,217,325	161,107,677	—	(5,161,959)	5,867	44,620,960	200,572,545	654,138	—

Total		161,107,677	710,745	(5,161,959)	5,867	44,669,174	201,331,504	654,138	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	268	9/2023	USD	82,206,320	3,267,394
S&P 500 E-Mini Index	1,476	9/2023	USD	331,232,850	10,349,971

					13,617,365

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$365,949,674	$—	$—	$365,949,674
Consumer Discretionary	516,139,500	2,150,544	—	518,290,044
Consumer Staples	155,883,955	4,876,640	—	160,760,595
Energy	20,763,363	—	—	20,763,363
Financials	251,143,826	—	—	251,143,826
Health Care	340,648,322	1,860,367	—	342,508,689
Industrials	156,920,669	2,290,190	—	159,210,859
Information Technology	1,098,404,874	—	—	1,098,404,874
Materials	14,608,066	—	—	14,608,066
Real Estate	15,146,673	—	—	15,146,673
Utilities	885,628	—	—	885,628
Exchange Traded Funds	861,022,363	—	—	861,022,363
Futures	13,617,365	—	—	13,617,365
Short-Term Investments
Investment Companies	174,941,465	—	—	174,941,465
Repurchase Agreements	—	26,702,137	—	26,702,137

Total Assets	$3,986,075,743	$37,879,878	$—	$4,023,955,621

Total Liabilities	$—	$—	$—	$—

Total	$3,986,075,743	$37,879,878	$—	$4,023,955,621

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$13,617,365	*

Total		$13,617,365

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$20	$20
Equity contracts	37,415,168	—	37,415,168

Total	$37,415,168	$20	$37,415,188

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^		Futures	Total
Equity contracts		$26,632,989	$26,632,989

Total		$26,632,989	$26,632,989

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$371,815,760
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$100,360
Average amounts sold – in USD	$10,651

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$371,071,292
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$575,232,378

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 19%)*	Net Proceeds of Sales and Redemptions (affiliated 20%)*	Net Realized Gain (Loss)
$ 71,571,584	$114,789,453	$32,833,368

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,123,624,319
Aggregate gross unrealized depreciation	(67,870,328)

Net unrealized appreciation	$2,055,753,991

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,968,201,630

For the six months ended June 30, 2023, the Portfolio incurred approximately $4,866 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $101,429,151)	$201,331,504
Unaffiliated Issuers (Cost $1,822,770,574)	3,782,304,615
Repurchase Agreements (Cost $26,702,137)	26,702,137
Cash	230,992,590
Cash held as collateral at broker for futures	21,244,200
Due from broker for futures variation margin	5,143,578
Receivable for securities sold	2,735,623
Dividends, interest and other receivables	1,624,273
Receivable for Portfolio shares sold	42,550
Securities lending income receivable	29,815
Other assets	45,241

Total assets	4,272,196,126

LIABILITIES
Payable for return of collateral on securities loaned	31,702,137
Payable for securities purchased	2,784,283
Investment management fees payable	1,548,342
Payable for Portfolio shares repurchased	1,111,346
Distribution fees payable – Class IB	829,730
Administrative fees payable	435,951
Distribution fees payable – Class IA	14,124
Accrued expenses	338,928

Total liabilities	38,764,841

NET ASSETS	$4,233,431,285

Net assets were comprised of:
Paid in capital	$2,118,752,932
Total distributable earnings (loss)	2,114,678,353

Net assets	$4,233,431,285

Class IA
Net asset value, offering and redemption price per share, $70,254,561 / 2,277,797 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.84

Class IB
Net asset value, offering and redemption price per share, $4,116,102,631 / 140,850,391 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.22

Class K
Net asset value, offering and redemption price per share, $47,074,093 / 1,516,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.04

(x)	Includes value of securities on loan of $32,262,452.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($654,138 of dividend income received from affiliates) (net of $126,300 foreign withholding tax)	$19,006,140
Interest	5,544,123
Securities lending (net)	169,605

Total income	24,719,868

EXPENSES
Investment management fees	8,750,561
Distribution fees – Class IB	4,667,630
Administrative fees	2,455,736
Custodian fees	133,160
Professional fees	110,388
Printing and mailing expenses	107,906
Distribution fees – Class IA	79,289
Trustees’ fees	58,320
Miscellaneous	50,158

Total expenses	16,413,148

NET INVESTMENT INCOME (LOSS)	8,306,720

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,867 realized gain (loss) from affiliates)	135,550,098
Futures contracts	37,415,168
Forward foreign currency contracts	20
Foreign currency transactions	(3,340)

Net realized gain (loss)	172,961,946

Change in unrealized appreciation (depreciation) on:
Investments in securities ($44,669,174 of change in unrealized appreciation (depreciation) from affiliates)	718,281,967
Futures contracts	26,632,989
Foreign currency translations	2,945

Net change in unrealized appreciation (depreciation)	744,917,901

NET REALIZED AND UNREALIZED GAIN (LOSS)	917,879,847

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$926,186,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,306,720	$1,997,104
Net realized gain (loss)	172,961,946	157,130,276
Net change in unrealized appreciation (depreciation)	744,917,901	(1,817,546,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	926,186,567	(1,658,419,395)

Distributions to shareholders:
Class IA	—	(7,646,025)
Class IB	—	(480,009,317)
Class K	—	(5,630,908)

Total distributions to shareholders	—	(493,286,250)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,242 and 79,851 shares, respectively ]	416,253	2,602,254
Capital shares issued in reinvestment of dividends and distributions [ 0 and 297,389 shares, respectively ]	—	7,646,025
Capital shares repurchased [ (116,847) and (188,627) shares, respectively]	(3,212,197)	(5,931,126)

Total Class IA transactions	(2,795,944)	4,317,153

Class IB
Capital shares sold [ 564,117 and 1,532,102 shares, respectively ]	14,460,931	44,470,938
Capital shares issued in reinvestment of dividends and distributions [ 0 and 19,683,260 shares, respectively ]	—	480,009,317
Capital shares repurchased [ (8,691,756) and (14,838,264) shares, respectively]	(227,635,867)	(434,822,555)

Total Class IB transactions	(213,174,936)	89,657,700

Class K
Capital shares sold [ 40,422 and 40,671 shares, respectively ]	1,126,172	1,275,561
Capital shares issued in reinvestment of dividends and distributions [ 0 and 217,535 shares, respectively ]	—	5,630,908
Capital shares repurchased [ (174,059) and (248,697) shares, respectively]	(4,798,151)	(7,552,674)

Total Class K transactions	(3,671,979)	(646,205)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(219,642,859)	93,328,648

TOTAL INCREASE (DECREASE) IN NET ASSETS	706,543,708	(2,058,376,997)
NET ASSETS:
Beginning of period	3,526,887,577	5,585,264,574

End of period	$4,233,431,285	$3,526,887,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$24.29		$39.93	$41.27	$36.07	$29.30	$33.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.01	(0.08)	0.02	0.14	0.17
Net realized and unrealized gain (loss)	6.49		(12.09)	10.01	11.26	9.67	(0.92)

Total from investment operations	6.55		(12.08)	9.93	11.28	9.81	(0.75)

Less distributions:
Dividends from net investment income	—		(0.02)	—	(0.03)	(0.15)	(0.17)
Distributions from net realized gains	—		(3.54)	(11.27)	(6.05)	(2.89)	(2.94)

Total dividends and distributions	—		(3.56)	(11.27)	(6.08)	(3.04)	(3.11)

Net asset value, end of period	$30.84		$24.29	$39.93	$41.27	$36.07	$29.30

Total return (b)	26.97%		(30.58)%	24.38%	32.00%	33.73%	(2.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,255		$57,799	$87,478	$76,155	$61,670	$49,705
Ratio of expenses to average net assets (a)(f)	0.86%		0.85%	0.82%	0.84%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets (a)(f)	0.43%		0.05%	(0.17)%	0.06%	0.41%	0.49%
Portfolio turnover rate^	11	%(z)	20%	29%	20%	17%	20%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$23.02		$38.09	$39.79	$34.95	$28.46	$32.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.01	(0.07)	0.02	0.14	0.16
Net realized and unrealized gain (loss)	6.14		(11.52)	9.64	10.90	9.39	(0.89)

Total from investment operations	6.20		(11.51)	9.57	10.92	9.53	(0.73)

Less distributions:
Dividends from net investment income	—		(0.02)	—	(0.03)	(0.15)	(0.17)
Distributions from net realized gains	—		(3.54)	(11.27)	(6.05)	(2.89)	(2.94)

Total dividends and distributions	—		(3.56)	(11.27)	(6.08)	(3.04)	(3.11)

Net asset value, end of period	$29.22		$23.02	$38.09	$39.79	$34.95	$28.46

Total return (b)	26.93%		(30.57)%	24.38%	31.99%	33.74%	(2.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,116,103		$3,428,797	$5,431,974	$4,962,811	$4,351,634	$3,695,987
Ratio of expenses to average net assets (a)(f)	0.86%		0.85%	0.82%	0.84%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets (a)(f)	0.43%		0.04%	(0.17)%	0.06%	0.41%	0.48%
Portfolio turnover rate^	11	%(z)	20%	29%	20%	17%	20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$24.42		$40.11	$41.32	$36.09	$29.31	$33.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.09	0.03 †	0.13	0.23	0.26
Net realized and unrealized gain (loss)	6.53		(12.15)	10.03	11.28	9.67	(0.92)

Total from investment operations	6.62		(12.06)	10.06	11.41	9.90	(0.66)

Less distributions:
Dividends from net investment income	—		(0.09)	—	(0.13)	(0.23)	(0.26)
Distributions from net realized gains	—		(3.54)	(11.27)	(6.05)	(2.89)	(2.94)

Total dividends and distributions	—		(3.63)	(11.27)	(6.18)	(3.12)	(3.20)

Net asset value, end of period	$31.04		$24.42	$40.11	$41.32	$36.09	$29.31

Total return (b)	27.11%		(30.39)%	24.66%	32.34%	34.04%	(2.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,074		$40,291	$65,813	$527,792	$646,853	$609,544
Ratio of expenses to average net assets (a)(f)	0.61%		0.60%	0.57%	0.59%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets (a)(f)	0.68%		0.30%	0.06%	0.33%	0.66%	0.74%
Portfolio turnover rate^	11	%(z)	20%	29%	20%	17%	20%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Financials	19.8%
Health Care	15.6
Industrials	13.4
Information Technology	8.9
Consumer Staples	8.3
Energy	7.8
Consumer Discretionary	5.2
Utilities	5.1
Communication Services	5.1
Materials	4.8
Real Estate	4.8
Repurchase Agreements	0.4
Investment Company	0.1
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,047.70	$3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.11	3.72
Class IB
Actual	1,000.00	1,047.90	3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.11	3.72
Class K
Actual	1,000.00	1,050.10	2.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.35	2.47

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.74%, 0.74% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	284,356	$4,535,478
Frontier Communications Parent, Inc.*	9,712	181,032
Iridium Communications, Inc.	316	19,630
Verizon Communications, Inc.	167,148	6,216,234

		10,952,374

Entertainment (1.8%)
Activision Blizzard, Inc.*	30,946	2,608,748
AMC Entertainment Holdings, Inc., Class A (x)*	20,586	90,578
Electronic Arts, Inc.	10,875	1,410,487
Liberty Media Corp.-Liberty Formula One, Class A*	943	63,766
Liberty Media Corp.-Liberty Formula One, Class C*	7,696	579,355
Live Nation Entertainment, Inc.*	4,806	437,875
Madison Square Garden Sports Corp.	737	138,593
Playtika Holding Corp.*	142	1,647
Roku, Inc., Class A*	4,283	273,941
Take-Two Interactive Software, Inc.*	6,545	963,162
Walt Disney Co. (The)*	72,632	6,484,585
Warner Bros Discovery, Inc.*	87,463	1,096,786

		14,149,523

Interactive Media & Services (0.1%)
IAC, Inc.*	3,050	191,540
Match Group, Inc.*	1,095	45,826
TripAdvisor, Inc.*	4,405	72,639
ZoomInfo Technologies, Inc., Class A*	5,978	151,781

		461,786

Media (1.4%)
Cable One, Inc.	208	136,673
Comcast Corp., Class A	164,242	6,824,255
DISH Network Corp., Class A*	9,820	64,714
Fox Corp., Class A	11,609	394,706
Fox Corp., Class B	5,329	169,942
Interpublic Group of Cos., Inc. (The)	15,298	590,197
Liberty Broadband Corp., Class A*	518	41,300
Liberty Broadband Corp., Class C*	3,664	293,523
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,946	96,658
Liberty Media Corp.-Liberty SiriusXM, Class C*	6,092	199,391
New York Times Co. (The), Class A	6,406	252,268
News Corp., Class A	15,106	294,567
News Corp., Class B	4,619	91,087
Nexstar Media Group, Inc., Class A	892	148,563
Omnicom Group, Inc.	7,830	745,024
Paramount Global, Class A (x)	363	6,737
Paramount Global, Class B (x)	22,888	364,148
Sirius XM Holdings, Inc. (x)	25,559	115,782

		10,829,535

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	21,571	2,996,212

Total Communication Services		39,389,430

Consumer Discretionary (5.2%)
Automobile Components (0.3%)
Aptiv plc*	10,744	1,096,855
BorgWarner, Inc.	9,255	452,662
Gentex Corp.	9,297	272,030
Lear Corp.	2,329	334,328
QuantumScape Corp., Class A (x)*	11,671	93,251

		2,249,126

Automobiles (0.7%)
Ford Motor Co.	155,816	2,357,496
General Motors Co.	55,068	2,123,422
Harley-Davidson, Inc.	5,197	182,986
Lucid Group, Inc. (x)*	29,558	203,655
Rivian Automotive, Inc., Class A*	20,475	341,114
Thor Industries, Inc.	2,032	210,312

		5,418,985

Broadline Retail (0.2%)
eBay, Inc.	19,899	889,286
Etsy, Inc.*	2,137	180,812
Kohl’s Corp.	4,384	101,051
Macy’s, Inc.	10,733	172,265
Nordstrom, Inc. (x)	4,526	92,647
Ollie’s Bargain Outlet Holdings, Inc.*	1,660	96,164

		1,532,225

Distributors (0.2%)
Genuine Parts Co.	5,567	942,104
LKQ Corp.	10,571	615,972

		1,558,076

Diversified Consumer Services (0.1%)
ADT, Inc.	8,337	50,272
Bright Horizons Family Solutions, Inc.*	1,995	184,438
Grand Canyon Education, Inc.*	864	89,173
H&R Block, Inc.	2,120	67,564
Mister Car Wash, Inc.*	2,969	28,651
Service Corp. International	3,754	242,471

		662,569

Hotels, Restaurants & Leisure (1.5%)
Aramark	9,291	399,978
Boyd Gaming Corp.	2,914	202,144
Caesars Entertainment, Inc.*	4,823	245,828
Carnival Corp. (x)*	39,446	742,768
Darden Restaurants, Inc.	2,554	426,722
DoorDash, Inc., Class A*	2,598	198,539
Expedia Group, Inc.*	1,527	167,039
Hilton Worldwide Holdings, Inc.	5,532	805,183
Hyatt Hotels Corp., Class A	1,845	211,400
Las Vegas Sands Corp.*	893	51,794
Marriott Vacations Worldwide Corp.	1,449	177,821
McDonald’s Corp.	17,004	5,074,164
MGM Resorts International	11,901	522,692
Norwegian Cruise Line Holdings Ltd.*	12,729	277,110
Penn Entertainment, Inc.*	6,080	146,102
Planet Fitness, Inc., Class A*	1,768	119,234
Royal Caribbean Cruises Ltd.*	6,493	673,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Travel + Leisure Co.	1,610	$64,947
Vail Resorts, Inc.	1,430	360,017
Wyndham Hotels & Resorts, Inc.	3,098	212,430
Wynn Resorts Ltd.	3,870	408,711
Yum! Brands, Inc.	1,358	188,151

		11,676,358

Household Durables (0.8%)
DR Horton, Inc.	12,353	1,503,237
Garmin Ltd.	6,098	635,960
Leggett & Platt, Inc.	5,255	155,653
Lennar Corp., Class A	9,873	1,237,186
Lennar Corp., Class B	544	61,461
Mohawk Industries, Inc.*	2,098	216,430
Newell Brands, Inc.	15,091	131,292
NVR, Inc.*	107	679,516
PulteGroup, Inc.	8,803	683,817
Tempur Sealy International, Inc.	5,275	211,369
Toll Brothers, Inc.	4,380	346,327
TopBuild Corp.*	1,175	312,573
Whirlpool Corp.	2,123	315,881

		6,490,702

Leisure Products (0.1%)
Brunswick Corp.	2,588	224,224
Hasbro, Inc.	5,184	335,768
Mattel, Inc.*	13,965	272,876
Polaris, Inc.	1,950	235,814

		1,068,682

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	2,355	165,556
AutoNation, Inc.*	1,208	198,849
AutoZone, Inc.*	121	301,697
Bath & Body Works, Inc.	9,090	340,875
Best Buy Co., Inc.	6,672	546,770
CarMax, Inc.*	5,916	495,169
Dick’s Sporting Goods, Inc.	2,208	291,876
GameStop Corp., Class A (x)*	10,625	257,656
Gap, Inc. (The)	7,710	68,850
Lithia Motors, Inc., Class A	1,074	326,614
Lowe’s Cos., Inc.	6,329	1,428,455
Murphy USA, Inc.	42	13,067
O’Reilly Automotive, Inc.*	369	352,506
Penske Automotive Group, Inc.	797	132,804
Petco Health & Wellness Co., Inc., Class A*	3,252	28,943
RH (x)*	540	177,979
Ross Stores, Inc.	893	100,132
Valvoline, Inc.	5,024	188,450
Victoria’s Secret & Co.*	1,718	29,945
Wayfair, Inc., Class A (x)*	2,121	137,886
Williams-Sonoma, Inc.	2,252	281,815

		5,865,894

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	4,853	174,174
Carter’s, Inc.	1,459	105,923
Columbia Sportswear Co.	1,417	109,449
NIKE, Inc., Class B	22,056	2,434,321
PVH Corp.	2,473	210,131
Ralph Lauren Corp., Class A	1,612	198,760
Skechers USA, Inc., Class A*	5,064	266,670
Tapestry, Inc.	8,764	375,099
Under Armour, Inc., Class A*	7,478	53,991
Under Armour, Inc., Class C*	7,350	49,319
VF Corp.	13,869	264,759

		4,242,596

Total Consumer Discretionary		40,765,213

Consumer Staples (8.3%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	29	8,945
Brown-Forman Corp., Class A	399	27,160
Brown-Forman Corp., Class B	1,503	100,370
Coca-Cola Co. (The)	77,965	4,695,052
Constellation Brands, Inc., Class A	5,466	1,345,347
Keurig Dr Pepper, Inc.	37,841	1,183,288
Molson Coors Beverage Co., Class B	6,936	456,666
PepsiCo, Inc.	16,908	3,131,700

		10,948,528

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	15,106	329,613
BJ’s Wholesale Club Holdings, Inc.*	3,451	217,448
Casey’s General Stores, Inc.	1,265	308,508
Dollar Tree, Inc.*	8,278	1,187,893
Grocery Outlet Holding Corp.*	3,765	115,247
Kroger Co. (The)	25,903	1,217,441
Performance Food Group Co.*	3,222	194,093
US Foods Holding Corp.*	8,990	395,560
Walgreens Boots Alliance, Inc.	28,435	810,113
Walmart, Inc.	56,693	8,911,006

		13,686,922

Food Products (1.9%)
Archer-Daniels-Midland Co.	21,534	1,627,109
Bunge Ltd.	5,926	559,118
Campbell Soup Co.	7,589	346,893
Conagra Brands, Inc.	18,879	636,600
Darling Ingredients, Inc.*	6,287	401,048
Flowers Foods, Inc.	7,454	185,456
Freshpet, Inc. (x)*	1,313	86,409
General Mills, Inc.	23,324	1,788,951
Hershey Co. (The)	1,509	376,797
Hormel Foods Corp.	11,487	462,007
Ingredion, Inc.	2,616	277,165
J M Smucker Co. (The)	4,092	604,266
Kellogg Co.	10,312	695,029
Kraft Heinz Co. (The)	31,891	1,132,130
Lamb Weston Holdings, Inc.	323	37,129
McCormick & Co., Inc. (Non-Voting)	9,974	870,032
Mondelez International, Inc., Class A	54,010	3,939,489
Pilgrim’s Pride Corp.*	1,629	35,007
Post Holdings, Inc.*	2,122	183,871
Seaboard Corp.	11	39,168
Tyson Foods, Inc., Class A	11,027	562,818

		14,846,492

Household Products (1.8%)
Church & Dwight Co., Inc.	1,008	101,032
Colgate-Palmolive Co.	32,592	2,510,888

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kimberly-Clark Corp.	789	$108,929
Procter & Gamble Co. (The)	75,929	11,521,466
Reynolds Consumer Products, Inc.	2,154	60,850
Spectrum Brands Holdings, Inc.	1,592	124,256

		14,427,421

Personal Care Products (0.2%)
Coty, Inc., Class A*	14,293	175,661
Estee Lauder Cos., Inc. (The), Class A	6,253	1,227,964
Olaplex Holdings, Inc.*	5,168	19,225

		1,422,850

Tobacco (1.2%)
Altria Group, Inc.	70,940	3,213,582
Philip Morris International, Inc.	61,638	6,017,102

		9,230,684

Total Consumer Staples		64,562,897

Energy (7.8%)
Energy Equipment & Services (0.7%)
Baker Hughes Co., Class A	40,215	1,271,196
Halliburton Co.	28,495	940,050
NOV, Inc.	15,563	249,630
Schlumberger NV	56,582	2,779,308
TechnipFMC plc*	17,416	289,454

		5,529,638

Oil, Gas & Consumable Fuels (7.1%)
Antero Midstream Corp.	8,957	103,901
Antero Resources Corp.*	11,219	258,374
APA Corp.	1,403	47,941
Chesapeake Energy Corp.	5,033	421,161
Chevron Corp.	68,682	10,807,113
ConocoPhillips	48,158	4,989,650
Coterra Energy, Inc.	30,051	760,290
Devon Energy Corp.	25,443	1,229,915
Diamondback Energy, Inc.	7,191	944,610
DT Midstream, Inc.	3,849	190,795
EOG Resources, Inc.	23,340	2,671,030
EQT Corp.	14,306	588,406
Exxon Mobil Corp.	161,341	17,303,822
Hess Corp.	4,876	662,892
HF Sinclair Corp.	5,601	249,861
Kinder Morgan, Inc.	77,865	1,340,835
Marathon Oil Corp.	24,666	567,811
Marathon Petroleum Corp.	17,527	2,043,648
Occidental Petroleum Corp.	27,697	1,628,584
ONEOK, Inc.	16,765	1,034,736
Ovintiv, Inc.	5,361	204,093
PDC Energy, Inc.	3,439	244,650
Phillips 66	18,295	1,744,977
Pioneer Natural Resources Co.	9,242	1,914,758
Range Resources Corp.	9,287	273,038
Southwestern Energy Co.*	43,522	261,567
Valero Energy Corp.	14,312	1,678,798
Williams Cos., Inc. (The)	48,350	1,577,660

		55,744,916

Total Energy		61,274,554

Financials (19.8%)
Banks (6.2%)
Bank of America Corp.	276,659	7,937,347
Bank OZK (x)	4,371	175,539
BOK Financial Corp.	1,123	90,716
Citigroup, Inc.	77,247	3,556,452
Citizens Financial Group, Inc.	19,163	499,771
Columbia Banking System, Inc.	8,247	167,249
Comerica, Inc.	5,220	221,119
Commerce Bancshares, Inc.	4,533	220,757
Cullen/Frost Bankers, Inc.	2,348	252,480
East West Bancorp, Inc.	5,571	294,093
Fifth Third Bancorp	26,941	706,124
First Citizens BancShares, Inc., Class A	384	492,845
First Hawaiian, Inc.	5,045	90,861
First Horizon Corp.	21,200	238,924
FNB Corp.	14,183	162,254
Huntington Bancshares, Inc.	57,085	615,376
JPMorgan Chase & Co.	116,124	16,889,075
KeyCorp	36,971	341,612
M&T Bank Corp.	6,565	812,484
New York Community Bancorp, Inc. (x)	28,253	317,564
NU Holdings Ltd., Class A*	28,840	227,548
Pinnacle Financial Partners, Inc.	2,984	169,044
PNC Financial Services Group, Inc. (The)	15,815	1,991,899
Popular, Inc.	2,791	168,911
Prosperity Bancshares, Inc.	3,455	195,138
Regions Financial Corp.	37,096	661,051
Synovus Financial Corp.	5,736	173,514
Truist Financial Corp.	52,665	1,598,383
US Bancorp	60,856	2,010,682
Webster Financial Corp.	6,887	259,984
Wells Fargo & Co.	150,116	6,406,951
Western Alliance Bancorp	4,288	156,383
Wintrust Financial Corp.	2,413	175,232
Zions Bancorp NA	5,772	155,036

		48,432,398

Capital Markets (4.8%)
Affiliated Managers Group, Inc.	1,414	211,944
Bank of New York Mellon Corp. (The)	31,369	1,396,548
BlackRock, Inc.	5,904	4,080,491
Blue Owl Capital, Inc., Class A	15,086	175,752
Carlyle Group, Inc. (The)(x)	8,369	267,390
Cboe Global Markets, Inc.	4,174	576,054
Charles Schwab Corp. (The)	58,865	3,336,468
CME Group, Inc.	14,259	2,642,050
Coinbase Global, Inc., Class A (x)*	6,613	473,160
Evercore, Inc., Class A	1,412	174,509
Franklin Resources, Inc.	11,293	301,636
Goldman Sachs Group, Inc. (The)	12,824	4,136,253
Houlihan Lokey, Inc., Class A	1,826	179,514
Interactive Brokers Group, Inc., Class A	3,959	328,874
Intercontinental Exchange, Inc.	22,007	2,488,552
Invesco Ltd.	14,717	247,393
Janus Henderson Group plc	5,310	144,698
Jefferies Financial Group, Inc.	7,972	264,431
KKR & Co., Inc.	19,332	1,082,592

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lazard Ltd., Class A	4,341	$138,912
Moody’s Corp.	555	192,985
Morgan Stanley	47,751	4,077,935
MSCI, Inc., Class A	1,543	724,114
Nasdaq, Inc.	13,556	675,767
Northern Trust Corp.	8,131	602,832
Raymond James Financial, Inc.	7,756	804,840
Robinhood Markets, Inc., Class A*	26,339	262,863
S&P Global, Inc.	11,684	4,683,999
SEI Investments Co.	4,036	240,626
State Street Corp.	13,247	969,415
Stifel Financial Corp.	4,072	242,976
T. Rowe Price Group, Inc.	8,755	980,735
TPG, Inc., Class A	1,807	52,873
Tradeweb Markets, Inc., Class A	2,973	203,591
Virtu Financial, Inc., Class A	3,544	60,567
XP, Inc., Class A*	12,085	283,514

		37,706,853

Consumer Finance (0.9%)
Ally Financial, Inc.	10,735	289,952
American Express Co.	15,791	2,750,792
Capital One Financial Corp.	15,050	1,646,019
Credit Acceptance Corp. (x)*	254	129,014
Discover Financial Services	10,061	1,175,628
OneMain Holdings, Inc.	4,449	194,377
SLM Corp.	5,796	94,591
SoFi Technologies, Inc. (x)*	36,394	303,526
Synchrony Financial	16,933	574,367

		7,158,266

Financial Services (4.1%)
Affirm Holdings, Inc., Class A (x)*	8,630	132,298
Berkshire Hathaway, Inc., Class B*	72,733	24,801,953
Block, Inc., Class A*	13,516	899,760
Corebridge Financial, Inc. (x)	3,181	56,177
Euronet Worldwide, Inc.*	940	110,328
Fidelity National Information Services, Inc.	23,501	1,285,505
Fiserv, Inc.*	17,730	2,236,640
FleetCor Technologies, Inc.*	200	50,216
Global Payments, Inc.	10,385	1,023,130
Jack Henry & Associates, Inc.	1,971	329,807
MGIC Investment Corp.	11,427	180,432
PayPal Holdings, Inc.*	4,191	279,665
Rocket Cos., Inc., Class A (x)*	3,187	28,556
TFS Financial Corp.	1,986	24,964
UWM Holdings Corp., Class A (x)	2,363	13,233
Voya Financial, Inc.	3,886	278,665
Western Union Co. (The)	12,662	148,525
WEX, Inc.*	919	167,322

		32,047,176

Insurance (3.7%)
Aflac, Inc.	23,894	1,667,801
Allstate Corp. (The)	10,412	1,135,324
American Financial Group, Inc.	2,886	342,712
American International Group, Inc.	29,127	1,675,968
Aon plc, Class A	8,029	2,771,611
Arch Capital Group Ltd.*	12,195	912,796
Arthur J Gallagher & Co.	7,936	1,742,507
Assurant, Inc.	2,098	263,761
Assured Guaranty Ltd.	2,254	125,773
Axis Capital Holdings Ltd.	3,083	165,958
Brighthouse Financial, Inc.*	2,374	112,409
Brown & Brown, Inc.	5,739	395,073
Chubb Ltd.	16,370	3,152,207
Cincinnati Financial Corp.	6,093	592,971
CNA Financial Corp.	1,032	39,856
Everest Re Group Ltd.	1,453	496,723
Fidelity National Financial, Inc.	10,294	370,584
First American Financial Corp.	3,975	226,654
Globe Life, Inc.	3,521	385,972
Hanover Insurance Group, Inc. (The)	1,408	159,146
Hartford Financial Services Group, Inc. (The)	12,087	870,506
Kemper Corp.	2,387	115,197
Lincoln National Corp.	6,080	156,621
Loews Corp.	7,511	446,003
Markel Group, Inc.*	522	722,020
Marsh & McLennan Cos., Inc.	3,912	735,769
MetLife, Inc.	25,680	1,451,690
Old Republic International Corp.	10,785	271,458
Primerica, Inc.	505	99,869
Principal Financial Group, Inc.	9,595	727,685
Progressive Corp. (The)	5,826	771,188
Prudential Financial, Inc.	14,571	1,285,454
Reinsurance Group of America, Inc.	2,638	365,864
RenaissanceRe Holdings Ltd.	1,432	267,097
RLI Corp.	1,243	169,632
Travelers Cos., Inc. (The)	9,153	1,589,510
Unum Group	7,796	371,869
W R Berkley Corp.	8,440	502,686
White Mountains Insurance Group Ltd.	99	137,502
Willis Towers Watson plc	3,702	871,821

		28,665,247

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	22,750	230,457
Annaly Capital Management, Inc. (REIT)	19,589	391,976
Rithm Capital Corp. (REIT)	19,113	178,706
Starwood Property Trust, Inc. (REIT)(x)	11,689	226,767

		1,027,906

Total Financials		155,037,846

Health Care (15.6%)
Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc.*	968	183,862
Amgen, Inc.	6,790	1,507,516
Biogen, Inc.*	5,720	1,629,342
BioMarin Pharmaceutical, Inc.*	6,550	567,754
Exact Sciences Corp.*	4,626	434,381
Exelixis, Inc.*	3,333	63,694
Gilead Sciences, Inc.	49,642	3,825,909
Horizon Therapeutics plc*	1,031	106,038
Incyte Corp.*	1,916	119,271
Ionis Pharmaceuticals, Inc.*	785	32,209
Karuna Therapeutics, Inc.*	150	32,527
Mirati Therapeutics, Inc.*	1,810	65,395
Moderna, Inc.*	13,352	1,622,268
Regeneron Pharmaceuticals, Inc.*	3,835	2,755,601

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Roivant Sciences Ltd.*	522	$5,262
United Therapeutics Corp.*	1,791	395,363
Vertex Pharmaceuticals, Inc.*	870	306,162

		13,652,554

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	64,424	7,023,504
Baxter International, Inc.	20,065	914,161
Becton Dickinson & Co.	11,256	2,971,697
Boston Scientific Corp.*	57,023	3,084,374
Cooper Cos., Inc. (The)	1,929	739,636
Dentsply Sirona, Inc.	8,387	335,648
Enovis Corp.*	2,080	133,370
Envista Holdings Corp.*	6,495	219,791
GE HealthCare Technologies, Inc.	14,303	1,161,976
Globus Medical, Inc., Class A*	3,144	187,194
Hologic, Inc.*	9,643	780,794
ICU Medical, Inc.*	802	142,908
Integra LifeSciences Holdings Corp.*	2,833	116,521
Medtronic plc	52,755	4,647,716
QuidelOrtho Corp.*	2,119	175,580
STERIS plc	3,937	885,746
Stryker Corp.	10,525	3,211,072
Tandem Diabetes Care, Inc.*	2,210	54,233
Teleflex, Inc.	1,864	451,144
Zimmer Biomet Holdings, Inc.	8,336	1,213,722

		28,450,787

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.*	3,558	283,359
agilon health, Inc. (x)*	1,183	20,513
Amedisys, Inc.*	1,270	116,129
Cardinal Health, Inc.	4,996	472,472
Centene Corp.*	21,766	1,468,117
Chemed Corp.	166	89,917
Cigna Group (The)	10,738	3,013,083
CVS Health Corp.	50,857	3,515,744
Elevance Health, Inc.	8,163	3,626,739
Encompass Health Corp.	3,650	247,141
HCA Healthcare, Inc.	6,439	1,954,108
Henry Schein, Inc.*	5,171	419,368
Humana, Inc.	2,808	1,255,541
Laboratory Corp. of America Holdings	3,512	847,551
McKesson Corp.	3,368	1,439,180
Molina Healthcare, Inc.*	1,046	315,097
Premier, Inc., Class A	4,704	130,113
Quest Diagnostics, Inc.	4,444	624,649
R1 RCM, Inc.*	6,065	111,899
Tenet Healthcare Corp.*	4,004	325,846
UnitedHealth Group, Inc.	5,871	2,821,837
Universal Health Services, Inc., Class B	2,404	379,279

		23,477,682

Health Care Technology (0.0%)†
Certara, Inc.*	3,022	55,031
Doximity, Inc., Class A*	2,434	82,805
Teladoc Health, Inc.*	6,464	163,668

		301,504

Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	2,192	263,588
Avantor, Inc.*	26,776	549,979
Azenta, Inc.*	2,702	126,129
Bio-Rad Laboratories, Inc., Class A*	834	316,186
Bio-Techne Corp.	351	28,652
Charles River Laboratories International, Inc.*	2,014	423,443
Danaher Corp.	26,141	6,273,840
ICON plc*	2,753	688,801
Illumina, Inc.*	4,406	826,081
IQVIA Holdings, Inc.*	534	120,027
Maravai LifeSciences Holdings, Inc., Class A*	1,834	22,797
QIAGEN NV*	9,022	406,261
Repligen Corp.*	1,229	173,854
Revvity, Inc.	5,011	595,257
Sotera Health Co.*	1,163	21,911
Syneos Health, Inc.*	4,092	172,437
Thermo Fisher Scientific, Inc.	5,884	3,069,977

		14,079,220

Pharmaceuticals (5.4%)
Bristol-Myers Squibb Co.	83,494	5,339,441
Catalent, Inc.*	7,136	309,417
Elanco Animal Health, Inc.*	19,442	195,587
Jazz Pharmaceuticals plc*	1,167	144,673
Johnson & Johnson	103,315	17,100,699
Merck & Co., Inc.	82,325	9,499,482
Organon & Co.	10,134	210,889
Perrigo Co. plc	5,352	181,700
Pfizer, Inc.	224,424	8,231,872
Royalty Pharma plc, Class A	14,735	452,954
Viatris, Inc.	47,475	473,800

		42,140,514

Total Health Care		122,102,261

Industrials (13.4%)
Aerospace & Defense (2.6%)
Boeing Co. (The)*	19,135	4,040,547
BWX Technologies, Inc.	3,002	214,853
Curtiss-Wright Corp.	1,513	277,877
General Dynamics Corp.	9,720	2,091,258
HEICO Corp.	177	31,318
HEICO Corp., Class A	314	44,149
Hexcel Corp.	3,343	254,135
Howmet Aerospace, Inc.	15,053	746,027
Huntington Ingalls Industries, Inc.	1,555	353,918
L3Harris Technologies, Inc.	7,509	1,470,037
Mercury Systems, Inc.*	1,966	68,004
Northrop Grumman Corp.	5,361	2,443,544
Raytheon Technologies Corp.	58,040	5,685,598
Spirit AeroSystems Holdings, Inc., Class A (x)	3,719	108,558
Textron, Inc.	7,991	540,431
TransDigm Group, Inc.	1,730	1,546,914
Woodward, Inc.	2,346	278,963

		20,196,131

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,008	95,105
Expeditors International of Washington, Inc.	5,279	639,445
FedEx Corp.	9,209	2,282,911

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
GXO Logistics, Inc.*	4,642	$291,610
United Parcel Service, Inc., Class B	20,795	3,727,504

		7,036,575

Building Products (1.1%)
A O Smith Corp.	4,348	316,447
Allegion plc	261	31,325
Armstrong World Industries, Inc.	1,257	92,339
AZEK Co., Inc. (The), Class A*	4,862	147,270
Builders FirstSource, Inc.*	5,053	687,208
Carlisle Cos., Inc.	2,011	515,882
Carrier Global Corp.	33,075	1,644,158
Fortune Brands Innovations, Inc.	5,015	360,829
Hayward Holdings, Inc.*	4,381	56,296
Johnson Controls International plc	27,277	1,858,655
Lennox International, Inc.	1,268	413,457
Masco Corp.	8,922	511,944
Owens Corning	3,563	464,972
Trane Technologies plc	6,373	1,218,900

		8,319,682

Commercial Services & Supplies (0.4%)
Cintas Corp.	379	188,393
Clean Harbors, Inc.*	2,036	334,780
Driven Brands Holdings, Inc.*	2,464	66,676
MSA Safety, Inc.	1,215	211,361
RB Global, Inc.	1,693	101,580
Republic Services, Inc., Class A	8,199	1,255,841
Stericycle, Inc.*	3,653	169,645
Tetra Tech, Inc.	1,722	281,960
Waste Management, Inc.	1,631	282,848

		2,893,084

Construction & Engineering (0.3%)
AECOM	5,194	439,880
EMCOR Group, Inc.	1,217	224,877
MasTec, Inc.*	2,466	290,914
MDU Resources Group, Inc.	8,015	167,834
Quanta Services, Inc.	4,205	826,072
Valmont Industries, Inc.	769	223,818
WillScot Mobile Mini Holdings Corp.*	5,836	278,902

		2,452,297

Electrical Equipment (1.2%)
Acuity Brands, Inc.	1,263	205,970
AMETEK, Inc.	9,130	1,477,964
Eaton Corp. plc	15,816	3,180,598
Emerson Electric Co.	22,664	2,048,599
Generac Holdings, Inc.*	2,413	359,851
Godha Cabcon & Insulation Ltd. (r)*	3,900	—
Hubbell, Inc., Class B	1,157	383,615
nVent Electric plc	6,526	337,198
Plug Power, Inc. (x)*	20,611	214,148
Regal Rexnord Corp.	2,624	403,834
Sensata Technologies Holding plc	5,984	269,220
Sunrun, Inc. (x)*	8,371	149,506
Vertiv Holdings Co., Class A	11,888	294,466

		9,324,969

Ground Transportation (1.2%)
Avis Budget Group, Inc.*	532	121,652
CSX Corp.	71,672	2,444,015
Hertz Global Holdings, Inc.*	5,334	98,092
JB Hunt Transport Services, Inc.	2,623	474,842
Knight-Swift Transportation Holdings, Inc., Class A	6,196	344,250
Landstar System, Inc.	289	55,644
Norfolk Southern Corp.	9,022	2,045,829
Old Dominion Freight Line, Inc.	270	99,832
Ryder System, Inc.	1,820	154,318
Saia, Inc.*	938	321,181
Schneider National, Inc., Class B	2,172	62,380
U-Haul Holding Co.	219	12,115
U-Haul Holding Co. (New York stock exchange)	1,973	99,972
Union Pacific Corp.	13,848	2,833,578
XPO, Inc.*	4,519	266,621

		9,434,321

Industrial Conglomerates (1.5%)
3M Co.	21,835	2,185,465
General Electric Co.	43,060	4,730,141
Honeywell International, Inc.	23,033	4,779,348

		11,694,954

Machinery (2.5%)
AGCO Corp.	2,483	326,316
Allison Transmission Holdings, Inc.	3,254	183,721
Caterpillar, Inc.	5,128	1,261,744
CNH Industrial NV	38,786	558,518
Crane Co.	1,903	169,595
Crane NXT Co.	1,908	107,688
Cummins, Inc.	5,629	1,380,006
Deere & Co.	704	285,254
Donaldson Co., Inc.	2,810	175,653
Dover Corp.	5,536	817,390
Esab Corp.	2,238	148,917
Flowserve Corp.	5,188	192,734
Fortive Corp.	14,037	1,049,547
Gates Industrial Corp. plc*	4,698	63,329
Graco, Inc.	3,918	338,319
IDEX Corp.	2,758	593,687
Illinois Tool Works, Inc.	2,228	557,357
Ingersoll Rand, Inc.	16,065	1,050,008
ITT, Inc.	3,278	305,542
Lincoln Electric Holdings, Inc.	144	28,603
Middleby Corp. (The)*	2,110	311,921
Nordson Corp.	2,270	563,369
Oshkosh Corp.	2,586	223,922
Otis Worldwide Corp.	15,442	1,374,492
PACCAR, Inc.	20,354	1,702,612
Parker-Hannifin Corp.	5,074	1,979,063
Pentair plc	6,510	420,546
RBC Bearings, Inc.*	1,122	244,001
Snap-on, Inc.	2,066	595,401
Stanley Black & Decker, Inc.	6,075	569,288
Timken Co. (The)	2,479	226,903
Westinghouse Air Brake Technologies Corp.	7,077	776,135
Xylem, Inc.	8,292	933,845

		19,515,426

Marine Transportation (0.0%)†
Kirby Corp.*	2,362	181,756

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	4,973	$264,464
American Airlines Group, Inc.*	16,211	290,825
Delta Air Lines, Inc.*	24,173	1,149,184
Southwest Airlines Co.	23,593	854,303
United Airlines Holdings, Inc.*	12,964	711,335

		3,270,111

Professional Services (0.8%)
Automatic Data Processing, Inc.	2,333	512,770
Broadridge Financial Solutions, Inc.	763	126,376
CACI International, Inc., Class A*	895	305,052
Ceridian HCM Holding, Inc.*	5,349	358,222
Clarivate plc*	18,671	177,935
Concentrix Corp.	1,741	140,586
CoStar Group, Inc.*	9,147	814,083
Dun & Bradstreet Holdings, Inc.	10,806	125,025
Equifax, Inc.	1,490	350,597
FTI Consulting, Inc.*	1,076	204,655
Genpact Ltd.	5,341	200,661
Jacobs Solutions, Inc.	4,993	593,618
KBR, Inc.	3,412	221,985
Leidos Holdings, Inc.	5,417	479,296
ManpowerGroup, Inc.	1,998	158,641
Paycor HCM, Inc.*	1,187	28,096
Robert Half International, Inc.	4,172	313,818
Science Applications International Corp.	2,132	239,807
SS&C Technologies Holdings, Inc.	8,623	522,554
TransUnion	7,663	600,243

		6,474,020

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	4,104	171,753
Core & Main, Inc., Class A*	3,363	105,397
Fastenal Co.	5,689	335,594
Ferguson plc	7,748	1,218,838
MSC Industrial Direct Co., Inc., Class A	1,822	173,600
SiteOne Landscape Supply, Inc.*	1,195	199,995
United Rentals, Inc.	2,165	964,226
Univar Solutions, Inc.*	6,154	220,559
Watsco, Inc. (x)	990	377,655
WESCO International, Inc.	1,755	314,250

		4,081,867

Total Industrials		104,875,193

Information Technology (8.9%)
Communications Equipment (1.2%)
Ciena Corp.*	5,884	250,011
Cisco Systems, Inc.	162,860	8,426,376
F5, Inc.*	2,391	349,708
Juniper Networks, Inc.	12,629	395,667
Lumentum Holdings, Inc. (x)*	2,710	153,738
Motorola Solutions, Inc.	525	153,972
Ubiquiti, Inc.	25	4,394
Viasat, Inc.*	2,854	117,756

		9,851,622

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	11,504	977,265
Arrow Electronics, Inc.*	2,273	325,562
Avnet, Inc.	3,604	181,822
CDW Corp.	311	57,068
Cognex Corp.	6,853	383,905
Coherent Corp.*	4,728	241,033
Corning, Inc.	30,192	1,057,928
IPG Photonics Corp.*	1,189	161,490
Jabil, Inc.	1,909	206,038
Keysight Technologies, Inc.*	5,240	877,438
Littelfuse, Inc.	960	279,658
National Instruments Corp.	1,133	65,034
TD SYNNEX Corp.	1,648	154,912
Teledyne Technologies, Inc.*	1,850	760,554
Trimble, Inc.*	9,778	517,647
Vontier Corp.	4,087	131,642
Zebra Technologies Corp., Class A*	1,666	492,853

		6,871,849

IT Services (1.2%)
Akamai Technologies, Inc.*	6,106	548,746
Amdocs Ltd.	4,720	466,572
Cognizant Technology Solutions Corp., Class A	20,166	1,316,437
DXC Technology Co.*	9,011	240,774
GoDaddy, Inc., Class A*	2,410	181,063
International Business Machines Corp.	36,089	4,829,069
Kyndryl Holdings, Inc.*	8,135	108,033
Okta, Inc., Class A*	5,578	386,834
Twilio, Inc., Class A*	5,609	356,845
VeriSign, Inc.*	3,402	768,750

		9,203,123

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	27,439	3,125,577
Analog Devices, Inc.	20,078	3,911,395
Applied Materials, Inc.	5,197	751,174
Cirrus Logic, Inc.*	2,189	177,331
Entegris, Inc.	5,617	622,476
First Solar, Inc.*	4,224	802,940
GLOBALFOUNDRIES, Inc. (x)*	3,111	200,908
Intel Corp.	165,814	5,544,820
Lam Research Corp.	283	181,929
Marvell Technology, Inc.	33,928	2,028,216
Microchip Technology, Inc.	6,128	549,008
Micron Technology, Inc.	43,406	2,739,353
MKS Instruments, Inc.	2,633	284,627
ON Semiconductor Corp.*	17,116	1,618,831
Qorvo, Inc.*	3,954	403,427
QUALCOMM, Inc.	5,672	675,195
Skyworks Solutions, Inc.	6,310	698,454
Teradyne, Inc.	1,033	115,004
Texas Instruments, Inc.	21,344	3,842,347
Universal Display Corp.	1,016	146,436
Wolfspeed, Inc. (x)*	4,919	273,447

		28,692,895

Software (1.6%)
ANSYS, Inc.*	603	199,153
AppLovin Corp., Class A*	6,715	172,777
Aspen Technology, Inc.*	1,107	185,544
Bentley Systems, Inc., Class B	556	30,152
BILL Holdings, Inc.*	4,070	475,579
Black Knight, Inc.*	6,151	367,399

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CCC Intelligent Solutions Holdings, Inc.*	7,980	$89,456
Dolby Laboratories, Inc., Class A	2,347	196,397
Dropbox, Inc., Class A*	1,153	30,751
Gen Digital, Inc.	18,553	344,158
Guidewire Software, Inc.*	3,235	246,119
HashiCorp, Inc., Class A*	1,164	30,474
Informatica, Inc., Class A*	1,553	28,731
nCino, Inc.*	2,520	75,902
NCR Corp.*	5,061	127,537
Nutanix, Inc., Class A*	6,899	193,517
Oracle Corp.	35,571	4,236,150
PTC, Inc.*	2,058	292,853
Roper Technologies, Inc.	4,197	2,017,918
Salesforce, Inc.*	9,248	1,953,732
SentinelOne, Inc., Class A*	6,466	97,637
Tyler Technologies, Inc.*	403	167,837
UiPath, Inc., Class A*	3,472	57,531
Unity Software, Inc. (x)*	6,911	300,076
Zoom Video Communications, Inc., Class A*	9,811	665,971

		12,583,351

Technology Hardware, Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	51,337	862,462
HP, Inc.	27,302	838,444
NetApp, Inc.	5,109	390,328
Pure Storage, Inc., Class A*	2,432	89,546
Western Digital Corp.*	12,678	480,876

		2,661,656

Total Information Technology		69,864,496

Materials (4.8%)
Chemicals (2.9%)
Air Products and Chemicals, Inc.	8,808	2,638,260
Albemarle Corp.	4,647	1,036,699
Ashland, Inc.	1,992	173,125
Axalta Coating Systems Ltd.*	7,839	257,198
Celanese Corp., Class A	3,921	454,052
CF Industries Holdings, Inc.	7,758	538,560
Chemours Co. (The)	5,897	217,540
Corteva, Inc.	28,320	1,622,736
Dow, Inc.	28,097	1,496,446
DuPont de Nemours, Inc.	18,227	1,302,137
Eastman Chemical Co.	4,704	393,819
Ecolab, Inc.	2,190	408,851
Element Solutions, Inc.	8,854	169,997
FMC Corp.	4,216	439,897
Ginkgo Bioworks Holdings, Inc., Class A (x)*	55,365	102,979
Huntsman Corp.	6,927	187,168
International Flavors & Fragrances, Inc.	10,134	806,565
Linde plc	17,653	6,727,205
LyondellBasell Industries NV, Class A	10,269	943,002
Mosaic Co. (The)	13,132	459,620
NewMarket Corp.	247	99,324
Olin Corp.	5,123	263,271
PPG Industries, Inc.	6,979	1,034,986
RPM International, Inc.	4,082	366,278
Sherwin-Williams Co. (The)	1,577	418,725
Westlake Corp.	1,283	153,280

		22,711,720

Construction Materials (0.3%)
Eagle Materials, Inc.	484	90,227
Martin Marietta Materials, Inc.	2,451	1,131,602
Vulcan Materials Co.	4,102	924,755

		2,146,584

Containers & Packaging (0.6%)
Amcor plc	58,728	586,105
AptarGroup, Inc.	2,595	300,657
Ardagh Metal Packaging SA	398	1,496
Avery Dennison Corp.	2,150	369,370
Ball Corp.	12,227	711,734
Berry Global Group, Inc.	4,818	309,990
Crown Holdings, Inc.	4,209	365,636
Graphic Packaging Holding Co.	5,617	134,976
International Paper Co.	13,743	437,165
Packaging Corp. of America	3,511	464,014
Sealed Air Corp.	2,549	101,960
Silgan Holdings, Inc.	3,313	155,347
Sonoco Products Co.	3,878	228,880
Westrock Co.	10,079	292,996

		4,460,326

Metals & Mining (1.0%)
Alcoa Corp.	7,053	239,308
Cleveland-Cliffs, Inc.*	20,163	337,932
Freeport-McMoRan, Inc.	56,726	2,269,040
MP Materials Corp.*	4,126	94,403
Newmont Corp.	31,592	1,347,714
Nucor Corp.	9,994	1,638,816
Reliance Steel & Aluminum Co.	2,320	630,089
Royal Gold, Inc.	2,601	298,543
SSR Mining, Inc.	8,182	116,021
Steel Dynamics, Inc.	6,375	694,429
United States Steel Corp.	8,924	223,189

		7,889,484

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,549	191,124

Total Materials		37,399,238

Real Estate (4.8%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	8,413	568,382

Health Care REITs (0.5%)
Healthcare Realty Trust, Inc. (REIT), Class A	15,070	284,220
Healthpeak Properties, Inc. (REIT)	21,713	436,431
Medical Properties Trust, Inc. (REIT)(x)	23,549	218,064
Omega Healthcare Investors, Inc. (REIT)	9,292	285,172
Ventas, Inc. (REIT)	15,857	749,560
Welltower, Inc. (REIT)	19,727	1,595,717

		3,569,164

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	28,056	$472,182
Park Hotels & Resorts, Inc. (REIT)	8,713	111,701

		583,883

Industrial REITs (0.8%)
Americold Realty Trust, Inc. (REIT)	10,714	346,062
EastGroup Properties, Inc. (REIT)	1,740	302,064
First Industrial Realty Trust, Inc. (REIT)	5,236	275,623
Prologis, Inc. (REIT)	36,641	4,493,286
Rexford Industrial Realty, Inc. (REIT)	7,948	415,045
STAG Industrial, Inc. (REIT)	7,123	255,573

		6,087,653

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	6,807	772,526
Boston Properties, Inc. (REIT)	6,223	358,383
Cousins Properties, Inc. (REIT)	6,003	136,868
Highwoods Properties, Inc. (REIT)	4,127	98,677
Kilroy Realty Corp. (REIT)	4,627	139,226
Vornado Realty Trust (REIT)	7,012	127,198

		1,632,878

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	12,296	992,410
Howard Hughes Corp. (The)*	1,335	105,358
Jones Lang LaSalle, Inc.*	1,880	292,904
Zillow Group, Inc., Class A*	2,192	107,846
Zillow Group, Inc., Class C*	6,129	308,044

		1,806,562

Residential REITs (0.9%)
American Homes 4 Rent (REIT), Class A	13,213	468,401
Apartment Income REIT Corp. (REIT), Class A	5,902	213,003
AvalonBay Communities, Inc. (REIT)	5,547	1,049,881
Camden Property Trust (REIT)	4,117	448,218
Equity LifeStyle Properties, Inc. (REIT)	4,744	317,326
Equity Residential (REIT)	14,805	976,686
Essex Property Trust, Inc. (REIT)	2,534	593,716
Invitation Homes, Inc. (REIT)	24,259	834,510
Mid-America Apartment Communities, Inc. (REIT)	4,608	699,771
Sun Communities, Inc. (REIT)	3,814	497,574
UDR, Inc. (REIT)	12,291	528,021

		6,627,107

Retail REITs (0.6%)
Agree Realty Corp. (REIT)	3,530	230,827
Brixmor Property Group, Inc. (REIT)	11,876	261,272
Federal Realty Investment Trust (REIT)	3,207	310,341
Kimco Realty Corp. (REIT)	24,012	473,517
NNN REIT, Inc. (REIT)	7,197	307,960
Realty Income Corp. (REIT)	26,242	1,569,009
Regency Centers Corp. (REIT)	6,755	417,256
Simon Property Group, Inc. (REIT)	10,073	1,163,230
Spirit Realty Capital, Inc. (REIT)	5,589	220,095

		4,953,507

Specialized REITs (1.4%)
Crown Castle, Inc. (REIT)	15,358	1,749,891
CubeSmart (REIT)	8,874	396,313
Digital Realty Trust, Inc. (REIT)	11,540	1,314,060
EPR Properties (REIT)	2,944	137,779
Equinix, Inc. (REIT)	1,847	1,447,937
Extra Space Storage, Inc. (REIT)	4,979	741,124
Gaming and Leisure Properties, Inc. (REIT)	9,985	483,873
Iron Mountain, Inc. (REIT)	5,804	329,784
Lamar Advertising Co. (REIT), Class A	789	78,308
Life Storage, Inc. (REIT)	3,369	447,942
National Storage Affiliates Trust (REIT)	3,166	110,272
Public Storage (REIT)	2,607	760,931
Rayonier, Inc. (REIT)	5,823	182,842
SBA Communications Corp. (REIT), Class A	3,832	888,105
VICI Properties, Inc. (REIT), Class A	39,849	1,252,454
Weyerhaeuser Co. (REIT)	29,071	974,169

		11,295,784

Total Real Estate		37,124,920

Utilities (5.1%)
Electric Utilities (3.3%)
Alliant Energy Corp.	9,971	523,278
American Electric Power Co., Inc.	20,451	1,721,974
Avangrid, Inc.	2,818	106,182
Constellation Energy Corp.	13,007	1,190,791
Duke Energy Corp.	30,613	2,747,211
Edison International	15,004	1,042,028
Entergy Corp.	8,401	818,005
Evergy, Inc.	8,837	516,258
Eversource Energy	13,837	981,320
Exelon Corp.	39,469	1,607,967
FirstEnergy Corp.	21,616	840,430
Hawaiian Electric Industries, Inc.	4,347	157,361
IDACORP, Inc.	2,003	205,508
NextEra Energy, Inc.	80,404	5,965,977
NRG Energy, Inc.	9,157	342,380
OGE Energy Corp.	7,931	284,802
PG&E Corp.*	71,516	1,235,797
Pinnacle West Capital Corp.	4,492	365,918
PPL Corp.	29,297	775,199
Southern Co. (The)	43,277	3,040,209
Xcel Energy, Inc.	21,874	1,359,907

		25,828,502

Gas Utilities (0.1%)
Atmos Energy Corp.	5,720	665,465
National Fuel Gas Co.	3,524	180,993
UGI Corp.	8,289	223,554

		1,070,012

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	10,311	213,747
Brookfield Renewable Corp., Class A	5,067	159,712
Clearway Energy, Inc., Class A	1,375	37,125

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Clearway Energy, Inc., Class C	3,249	$92,791
Vistra Corp.	10,560	277,200

		780,575

Multi-Utilities (1.4%)
Ameren Corp.	10,394	848,878
CenterPoint Energy, Inc.	25,050	730,207
CMS Energy Corp.	11,544	678,210
Consolidated Edison, Inc.	13,775	1,245,260
Dominion Energy, Inc.	33,191	1,718,962
DTE Energy Co.	8,178	899,744
NiSource, Inc.	16,405	448,677
Public Service Enterprise Group, Inc.	19,742	1,236,047
Sempra Energy	12,509	1,821,185
WEC Energy Group, Inc.	12,526	1,105,294

		10,732,464

Water Utilities (0.2%)
American Water Works Co., Inc.	7,735	1,104,171
Essential Utilities, Inc.	9,633	384,453

		1,488,624

Total Utilities		39,900,177

Total Common Stocks (98.8%) (Cost $550,456,201)		772,296,225

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $2,631,455, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $2,682,955. (xx)	$2,630,348	2,630,348
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $500,211, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $510,276. (xx)	500,000	500,000

Total Repurchase Agreements		3,130,348

Total Short-Term Investments (0.5%) (Cost $4,130,348)		4,130,348

Total Investments in Securities (99.3%) (Cost $554,586,549)		776,426,573
Other Assets Less Liabilities (0.7%)		5,548,055

Net Assets (100%)		$781,974,628

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $5,294,507. This was collateralized by $1,267,988 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $4,130,348 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	437,503	—	(387,526)	61,648	(111,625)	—	6,361	—

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	23	9/2023	USD	5,161,488	134,697
S&P Midcap 400 E-Mini Index	12	9/2023	USD	3,172,920	106,275

					240,972

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$39,389,430	$—	$—		$39,389,430
Consumer Discretionary	40,765,213	—	—		40,765,213
Consumer Staples	64,562,897	—	—		64,562,897
Energy	61,274,554	—	—		61,274,554
Financials	155,037,846	—	—		155,037,846
Health Care	122,102,261	—	—		122,102,261
Industrials	104,875,193	—	—	(a)	104,875,193
Information Technology	69,864,496	—	—		69,864,496
Materials	37,399,238	—	—		37,399,238
Real Estate	37,124,920	—	—		37,124,920
Utilities	39,900,177	—	—		39,900,177
Futures	240,972	—	—		240,972
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	3,130,348	—		3,130,348

Total Assets	$773,537,197	$3,130,348	$—		$776,667,545

Total Liabilities	$—	$—	$—		$—

Total	$773,537,197	$3,130,348	$—		$776,667,545

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$240,972	*

Total		$240,972

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1009

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$422,095	$422,095

Total	$422,095	$422,095

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$455,582	$455,582

Total	$455,582	$455,582

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$5,722,925

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,330,295
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$110,539,248

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,881,215
Aggregate gross unrealized depreciation	(41,214,910)

Net unrealized appreciation	$221,666,305

Federal income tax cost of investments in securities and derivative instruments, if applicable	$555,001,240

See Notes to Financial Statements.

1010

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $551,456,201)	$773,296,225
Repurchase Agreements (Cost $3,130,348)	3,130,348
Cash	8,337,288
Dividends, interest and other receivables	845,972
Receivable for Portfolio shares sold	574,633
Due from broker for futures variation margin	553,615
Securities lending income receivable	9,459
Other assets	8,810

Total assets	786,756,350

LIABILITIES
Payable for return of collateral on securities loaned	4,130,348
Investment management fees payable	219,724
Payable for Portfolio shares repurchased	182,417
Distribution fees payable – Class IB	142,137
Administrative fees payable	58,768
Distribution fees payable – Class IA	14,773
Accrued expenses	33,555

Total liabilities	4,781,722

NET ASSETS	$781,974,628

Net assets were comprised of:
Paid in capital	$532,544,005
Total distributable earnings (loss)	249,430,623

Net assets	$781,974,628

Class IA
Net asset value, offering and redemption price per share, $74,272,649 / 7,518,102 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class IB
Net asset value, offering and redemption price per share, $707,522,422 / 71,912,128 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.84

Class K
Net asset value, offering and redemption price per share, $179,557 / 18,237 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

(x)	Includes value of securities on loan of $5,294,507.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($6,361 of dividend income received from affiliates) (net of $1,110 foreign withholding tax)	$8,842,479
Interest	129,329
Securities lending (net)	88,564

Total income	9,060,372

EXPENSES
Investment management fees	1,333,424
Distribution fees – Class IB	862,397
Administrative fees	357,797
Distribution fees – Class IA	89,835
Professional fees	39,721
Custodian fees	35,257
Printing and mailing expenses	25,773
Trustees’ fees	11,915
Miscellaneous	76,120

Total expenses	2,832,239

NET INVESTMENT INCOME (LOSS)	6,228,133

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($61,648 realized gain (loss) from affiliates)	20,983,056
Futures contracts	422,095

Net realized gain (loss)	21,405,151

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(111,625) of change in unrealized appreciation (depreciation) from affiliates)	8,020,408
Futures contracts	455,582

Net change in unrealized appreciation (depreciation)	8,475,990

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,881,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,109,274

See Notes to Financial Statements.

1011

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,228,133	$11,115,594
Net realized gain (loss)	21,405,151	13,535,761
Net change in unrealized appreciation (depreciation)	8,475,990	(94,273,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,109,274	(69,622,480)

Distributions to shareholders:
Class IA	—	(2,639,974)
Class IB	—	(25,026,351)
Class K	—	(6,600)

Total distributions to shareholders	—	(27,672,925)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 397,443 and 961,083 shares, respectively ]	3,821,360	9,616,508
Capital shares issued in reinvestment of dividends and distributions [ 0 and 275,777 shares, respectively ]	—	2,639,974
Capital shares repurchased [ (621,263) and (1,224,487) shares, respectively]	(5,958,974)	(12,044,601)

Total Class IA transactions	(2,137,614)	211,881

Class IB
Capital shares sold [ 3,449,963 and 10,354,896 shares, respectively ]	32,916,576	102,366,955
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,625,149 shares, respectively ]	—	25,026,351
Capital shares repurchased [ (5,449,976) and (9,933,817) shares, respectively]	(51,853,269)	(97,333,561)

Total Class IB transactions	(18,936,693)	30,059,745

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 692 shares, respectively ]	—	6,600

Total Class K transactions	—	6,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,074,307)	30,278,226

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,034,967	(67,017,179)
NET ASSETS:
Beginning of period	766,939,661	833,956,840

End of period	$781,974,628	$766,939,661

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.43		$10.65	$9.14	$9.20	$7.90	$9.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.13	0.16	0.19	0.17
Net realized and unrealized gain (loss)	0.37		(1.01)	2.08	0.04	1.83	(0.96)

Total from investment operations	0.45		(0.87)	2.21	0.20	2.02	(0.79)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.14)	(0.16)	(0.21)	(0.18)
Distributions from net realized gains	—		(0.21)	(0.56)	(0.10)	(0.51)	(0.39)

Total dividends and distributions	—		(0.35)	(0.70)	(0.26)	(0.72)	(0.57)

Net asset value, end of period	$9.88		$9.43	$10.65	$9.14	$9.20	$7.90

Total return (b)	4.77%		(8.20)%	24.35%	2.22%	25.64%	(8.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,273		$72,971	$82,299	$70,420	$74,512	$55,404
Ratio of expenses to average net assets:
After waivers (a)(f)	0.74%		0.74%	0.73%	0.74%	0.73%	0.74%
Before waivers (a)(f)	0.74%		0.74%	0.73%	0.75%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.63%		1.42%	1.22%	1.91%	2.13%	1.89%
Before waivers (a)(f)	1.63%		1.42%	1.22%	1.91%	2.12%	1.89%
Portfolio turnover rate^	12	%(z)	14%	16%	18%	16%	16%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.39		$10.60	$9.11	$9.17	$7.88	$9.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.13	0.16	0.19	0.17
Net realized and unrealized gain (loss)	0.37		(1.00)	2.06	0.04	1.82	(0.95)

Total from investment operations	0.45		(0.86)	2.19	0.20	2.01	(0.78)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.14)	(0.16)	(0.21)	(0.18)
Distributions from net realized gains	—		(0.21)	(0.56)	(0.10)	(0.51)	(0.39)

Total dividends and distributions	—		(0.35)	(0.70)	(0.26)	(0.72)	(0.57)

Net asset value, end of period	$9.84		$9.39	$10.60	$9.11	$9.17	$7.88

Total return (b)	4.79%		(8.16)%	24.20%	2.23%	25.59%	(8.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$707,522		$693,798	$751,472	$621,793	$625,230	$520,013
Ratio of expenses to average net assets:
After waivers (a)(f)	0.74%		0.74%	0.73%	0.74%	0.73%	0.74%
Before waivers (a)(f)	0.74%		0.74%	0.73%	0.75%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.63%		1.42%	1.21%	1.91%	2.12%	1.89%
Before waivers (a)(f)	1.63%		1.42%	1.21%	1.91%	2.12%	1.89%
Portfolio turnover rate^	12	%(z)	14%	16%	18%	16%	16%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.38		$10.60	$9.10	$9.16	$7.87	$9.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.16	0.15	0.18	0.21	0.20
Net realized and unrealized gain (loss)	0.38		(1.00)	2.07	0.04	1.82	(0.96)

Total from investment operations	0.47		(0.84)	2.22	0.22	2.03	(0.76)

Less distributions:
Dividends from net investment income	—		(0.17)	(0.16)	(0.18)	(0.23)	(0.20)
Distributions from net realized gains	—		(0.21)	(0.56)	(0.10)	(0.51)	(0.39)

Total dividends and distributions	—		(0.38)	(0.72)	(0.28)	(0.74)	(0.59)

Net asset value, end of period	$9.85		$9.38	$10.60	$9.10	$9.16	$7.87

Total return (b)	5.01%		(8.02)%	24.61%	2.46%	25.91%	(8.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$180		$171	$186	$149	$146	$116
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49%		0.49%	0.48%	0.49%	0.48%	0.49%
Before waivers (a)(f)	0.49%		0.49%	0.48%	0.50%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.89%		1.67%	1.47%	2.16%	2.37%	2.15%
Before waivers (a)(f)	1.89%		1.67%	1.47%	2.16%	2.37%	2.15%
Portfolio turnover rate^	12	%(z)	14%	16%	18%	16%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1014

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Financials	15.7%
Health Care	12.5
Industrials	10.7
Information Technology	10.4
Exchange Traded Funds	8.9
Consumer Staples	6.5
Energy	5.4
Consumer Discretionary	4.9
Communication Services	4.2
Materials	4.2
Utilities	4.0
Real Estate	3.2
Investment Companies	3.1
Repurchase Agreements	0.3
Cash and Other	6.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,069.30	$4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.30
Class IB
Actual	1,000.00	1,069.50	4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.30
Class K
Actual	1,000.00	1,070.40	3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.05

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.86%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	740,204	$11,806,254
Frontier Communications Parent, Inc.*	24,478	456,270
Iridium Communications, Inc.	797	49,509
Verizon Communications, Inc.	488,741	18,176,278

		30,488,311

Entertainment (1.2%)
Activision Blizzard, Inc.*	174,310	14,694,333
AMC Entertainment Holdings, Inc., Class A (x)*	51,882	228,281
Electronic Arts, Inc.	27,408	3,554,818
Liberty Media Corp.-Liberty Formula One, Class A*	2,378	160,800
Liberty Media Corp.-Liberty Formula One, Class C*	19,395	1,460,056
Live Nation Entertainment, Inc.*	12,113	1,103,615
Madison Square Garden Sports Corp.	1,859	349,585
Playtika Holding Corp.*	358	4,153
Roku, Inc., Class A*	10,795	690,448
Take-Two Interactive Software, Inc.*	16,496	2,427,551
Walt Disney Co. (The)*	213,299	19,043,335
Warner Bros Discovery, Inc.*	220,429	2,764,180

		46,481,155

Interactive Media & Services (0.6%)
Alphabet, Inc., Class C*	132,651	16,046,791
IAC, Inc.*	7,687	482,744
Match Group, Inc.*	2,759	115,464
Meta Platforms, Inc., Class A*	24,175	6,937,742
TripAdvisor, Inc.*	11,103	183,088
ZoomInfo Technologies, Inc., Class A*	15,066	382,526

		24,148,355

Media (1.3%)
Cable One, Inc.	524	344,310
Charter Communications, Inc., Class A*	15,290	5,617,087
Comcast Corp., Class A	760,097	31,582,030
DISH Network Corp., Class A*	24,750	163,103
Fox Corp., Class A	29,259	994,806
Fox Corp., Class B	13,431	428,315
Interpublic Group of Cos., Inc. (The)	38,557	1,487,529
Liberty Broadband Corp., Class A*	1,307	104,207
Liberty Broadband Corp., Class C*	9,235	739,816
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,424	243,582
Liberty Media Corp.-Liberty SiriusXM, Class C*	15,354	502,536
New York Times Co. (The), Class A	16,146	635,829
News Corp., Class A	38,072	742,404
News Corp., Class B	11,642	229,580
Nexstar Media Group, Inc., Class A	2,248	374,404
Omnicom Group, Inc.	19,735	1,877,785
Paramount Global, Class A (x)	915	16,983
Paramount Global, Class B (x)	57,685	917,768
Sirius XM Holdings, Inc. (x)	64,416	291,805

		47,293,879

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	81,010	11,252,289

Total Communication Services		159,663,989

Consumer Discretionary (4.9%)
Automobile Components (0.3%)
Aptiv plc*	27,077	2,764,291
BorgWarner, Inc.	23,326	1,140,875
Cie Generale des Etablissements Michelin SCA (ADR)	446,684	6,584,122
Gentex Corp.	23,431	685,591
Lear Corp.	5,871	842,782
QuantumScape Corp., Class A (x)*	29,415	235,026

		12,252,687

Automobiles (0.5%)
Ford Motor Co.	530,967	8,033,531
General Motors Co.	138,785	5,351,549
Harley-Davidson, Inc.	13,098	461,180
Lucid Group, Inc. (x)*	74,494	513,264
Rivian Automotive, Inc., Class A*	51,603	859,706
Tesla, Inc.*	10,001	2,617,962
Thor Industries, Inc.	5,122	530,127

		18,367,319

Broadline Retail (0.4%)
Amazon.com, Inc.*	63,145	8,231,582
eBay, Inc.	97,557	4,359,822
Etsy, Inc.*	5,387	455,794
Kohl’s Corp.	11,049	254,680
Macy’s, Inc.	27,051	434,169
Nordstrom, Inc. (x)	11,408	233,522
Ollie’s Bargain Outlet Holdings, Inc.*	4,184	242,379

		14,211,948

Distributors (0.1%)
Genuine Parts Co.	14,031	2,374,466
LKQ Corp.	26,642	1,552,429

		3,926,895

Diversified Consumer Services (0.0%)†
ADT, Inc.	21,012	126,702
Bright Horizons Family Solutions, Inc.*	5,029	464,931
Grand Canyon Education, Inc.*	2,178	224,792
H&R Block, Inc.	5,344	170,313
Mister Car Wash, Inc.*	7,483	72,211
Service Corp. International	9,463	611,215

		1,670,164

Hotels, Restaurants & Leisure (1.2%)
Aramark	23,416	1,008,059
Booking Holdings, Inc.*	913	2,465,401
Boyd Gaming Corp.	7,346	509,592
Caesars Entertainment, Inc.*	12,156	619,591
Carnival Corp.*	99,413	1,871,947
Darden Restaurants, Inc.	6,436	1,075,327
DoorDash, Inc., Class A*	6,549	500,475

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Expedia Group, Inc.*	15,196	$1,662,290
Hilton Worldwide Holdings, Inc.	13,941	2,029,113
Hyatt Hotels Corp., Class A	29,981	3,435,223
Las Vegas Sands Corp.*	2,251	130,558
Marriott International, Inc., Class A	28,598	5,253,167
Marriott Vacations Worldwide Corp.	3,652	448,173
McDonald’s Corp.	42,853	12,787,764
MGM Resorts International	29,995	1,317,380
Norwegian Cruise Line Holdings Ltd. (x)*	32,082	698,425
Penn Entertainment, Inc.*	15,325	368,260
Planet Fitness, Inc., Class A*	4,457	300,580
Restaurant Brands International, Inc.	42,869	3,323,205
Royal Caribbean Cruises Ltd.*	16,365	1,697,705
Travel + Leisure Co.	4,059	163,740
Vail Resorts, Inc.	3,604	907,343
Wyndham Hotels & Resorts, Inc.	7,808	535,395
Wynn Resorts Ltd.	9,753	1,030,014
Yum! Brands, Inc.	3,422	474,118

		44,612,845

Household Durables (1.1%)
DR Horton, Inc.	31,132	3,788,453
Garmin Ltd.	15,369	1,602,833
Leggett & Platt, Inc.	13,245	392,317
Lennar Corp., Class A	125,079	15,673,649
Lennar Corp., Class B	1,373	155,122
Mohawk Industries, Inc.*	5,287	545,407
Newell Brands, Inc.	38,033	330,887
NVR, Inc.*	270	1,714,667
PulteGroup, Inc.	80,939	6,287,342
Sony Group Corp. (ADR)	98,865	8,901,805
Tempur Sealy International, Inc.	13,296	532,771
Toll Brothers, Inc.	11,040	872,933
TopBuild Corp.*	2,962	787,951
Whirlpool Corp.	5,350	796,026

		42,382,163

Leisure Products (0.1%)
Brunswick Corp.	6,523	565,153
Hasbro, Inc.	13,065	846,220
Mattel, Inc.*	35,196	687,730
Polaris, Inc.	4,915	594,371

		2,693,474

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	5,936	417,301
AutoNation, Inc.*	16,153	2,658,945
AutoZone, Inc.*	1,331	3,318,662
Bath & Body Works, Inc.	41,199	1,544,963
Best Buy Co., Inc.	16,817	1,378,153
CarMax, Inc.*	14,912	1,248,134
Dick’s Sporting Goods, Inc.	5,565	735,637
GameStop Corp., Class A (x)*	26,779	649,391
Gap, Inc. (The)	19,431	173,519
Lithia Motors, Inc., Class A	2,706	822,922
Lowe’s Cos., Inc.	64,981	14,666,212
Murphy USA, Inc.	105	32,667
O’Reilly Automotive, Inc.*	2,314	2,210,564
Penske Automotive Group, Inc.	2,007	334,426
Petco Health & Wellness Co., Inc., Class A*	8,196	72,944
RH (x)*	1,360	448,242
Ross Stores, Inc.	2,251	252,405
Valvoline, Inc.	12,663	474,989
Victoria’s Secret & Co.*	4,331	75,489
Wayfair, Inc., Class A (x)*	5,346	347,544
Williams-Sonoma, Inc.	5,676	710,295

		32,573,404

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	12,232	439,006
Carter’s, Inc.	3,678	267,023
Columbia Sportswear Co.	3,573	275,978
NIKE, Inc., Class B	55,588	6,135,247
PVH Corp.	6,235	529,788
Ralph Lauren Corp., Class A	4,063	500,968
Skechers USA, Inc., Class A*	12,762	672,047
Tapestry, Inc.	86,842	3,716,838
Under Armour, Inc., Class A*	18,846	136,068
Under Armour, Inc., Class C*	18,526	124,310
VF Corp.	34,955	667,291

		13,464,564

Total Consumer Discretionary		186,155,463

Consumer Staples (6.5%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	72	22,208
Brown-Forman Corp., Class A	1,007	68,546
Brown-Forman Corp., Class B	3,788	252,963
Coca-Cola Co. (The)	413,961	24,928,731
Constellation Brands, Inc., Class A	43,528	10,713,547
Diageo plc	142,431	6,109,715
Keurig Dr Pepper, Inc.	95,369	2,982,189
Molson Coors Beverage Co., Class B	17,481	1,150,949
PepsiCo, Inc.	76,201	14,113,949

		60,342,797

Consumer Staples Distribution & Retail (1.6%)
Albertsons Cos., Inc., Class A	38,071	830,709
BJ’s Wholesale Club Holdings, Inc.*	8,698	548,061
Casey’s General Stores, Inc.	3,188	777,489
Dollar Tree, Inc.*	20,864	2,993,984
Grocery Outlet Holding Corp.*	9,489	290,458
Kroger Co. (The)	97,508	4,582,876
Performance Food Group Co.*	8,120	489,149
Sysco Corp.	94,069	6,979,920
Target Corp.	35,000	4,616,500
US Foods Holding Corp.*	22,658	996,952
Walgreens Boots Alliance, Inc.	103,047	2,935,809
Walmart, Inc.#	202,633	31,849,855

		57,891,762

Food Products (1.2%)
Archer-Daniels-Midland Co.	69,100	5,221,196
Bunge Ltd.	14,935	1,409,117
Campbell Soup Co.	19,127	874,295
Conagra Brands, Inc.	47,580	1,604,398
Darling Ingredients, Inc.*	15,846	1,010,816
Flowers Foods, Inc.	18,788	467,445

See Notes to Financial Statements.

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Freshpet, Inc. (x)*	3,310	$217,831
General Mills, Inc.	58,783	4,508,656
Hershey Co. (The)	3,803	949,609
Hormel Foods Corp.	28,950	1,164,369
Ingredion, Inc.	6,594	698,634
J M Smucker Co. (The)	10,312	1,522,773
Kellogg Co.	25,989	1,751,659
Kraft Heinz Co. (The)	80,375	2,853,313
Lamb Weston Holdings, Inc.	814	93,569
McCormick & Co., Inc. (Non-Voting)	25,137	2,192,701
Mondelez International, Inc., Class A	136,120	9,928,593
Nestle SA (Registered)	52,749	6,347,008
Pilgrim’s Pride Corp.*	4,105	88,216
Post Holdings, Inc.*	5,348	463,404
Seaboard Corp.	26	92,579
Tyson Foods, Inc., Class A	27,791	1,418,453

		44,878,634

Household Products (1.4%)
Church & Dwight Co., Inc.	2,541	254,684
Colgate-Palmolive Co.	82,140	6,328,066
Kimberly-Clark Corp.	25,490	3,519,149
Procter & Gamble Co. (The)	262,536	39,837,213
Reckitt Benckiser Group plc	27,241	2,045,809
Reynolds Consumer Products, Inc.	5,429	153,369
Spectrum Brands Holdings, Inc.	4,014	313,293

		52,451,583

Personal Care Products (0.1%)
Coty, Inc., Class A*	36,022	442,710
Estee Lauder Cos., Inc. (The), Class A	15,759	3,094,752
Kenvue, Inc.*	42,228	1,115,664
Olaplex Holdings, Inc.*	13,026	48,457

		4,701,583

Tobacco (0.6%)
Altria Group, Inc.	178,787	8,099,051
Philip Morris International, Inc.	155,344	15,164,681

		23,263,732

Total Consumer Staples		243,530,091

Energy (5.4%)
Energy Equipment & Services (0.5%)
Baker Hughes Co., Class A	250,476	7,917,547
Halliburton Co.	71,815	2,369,177
NOV, Inc.	39,224	629,153
Schlumberger NV	142,601	7,004,561
TechnipFMC plc*	43,894	729,518

		18,649,956

Oil, Gas & Consumable Fuels (4.9%)
Antero Midstream Corp.	22,576	261,882
Antero Resources Corp.*	28,275	651,173
APA Corp.	3,537	120,859
Cameco Corp.	37,605	1,178,165
Cheniere Energy, Inc.	5,294	806,594
Chesapeake Energy Corp.	12,686	1,061,564
Chevron Corp.	189,304	29,786,984
ConocoPhillips	211,843	21,949,053
Coterra Energy, Inc.	412,125	10,426,763
Devon Energy Corp.	64,124	3,099,754
Diamondback Energy, Inc.	18,123	2,380,637
DT Midstream, Inc.	9,701	480,879
EOG Resources, Inc.	117,132	13,404,586
EQT Corp.	36,055	1,482,942
Exxon Mobil Corp.	430,755	46,198,474
Hess Corp.	12,290	1,670,825
HF Sinclair Corp.	14,116	629,715
Kinder Morgan, Inc.	196,239	3,379,236
Marathon Oil Corp.	62,166	1,431,061
Marathon Petroleum Corp.	44,172	5,150,455
Occidental Petroleum Corp.	69,805	4,104,534
ONEOK, Inc.	42,253	2,607,855
Ovintiv, Inc.	13,512	514,402
PDC Energy, Inc.	8,668	616,642
Phillips 66	112,814	10,760,199
Pioneer Natural Resources Co.	49,644	10,285,244
Range Resources Corp.	23,407	688,166
Southwestern Energy Co.*	109,688	659,225
Valero Energy Corp.	50,134	5,880,718
Williams Cos., Inc. (The)	121,855	3,976,129

		185,644,715

Total Energy		204,294,671

Financials (15.7%)
Banks (4.8%)
Bank of America Corp.	890,231	25,540,727
Bank OZK (x)	11,017	442,443
BOK Financial Corp.	2,832	228,769
Citigroup, Inc.	296,387	13,645,657
Citizens Financial Group, Inc.	48,296	1,259,560
Columbia Banking System, Inc.	20,786	421,540
Comerica, Inc.	13,156	557,288
Commerce Bancshares, Inc.	92,473	4,503,435
Cullen/Frost Bankers, Inc.	62,593	6,730,625
East West Bancorp, Inc.	14,042	741,277
Fifth Third Bancorp	67,900	1,779,659
First Citizens BancShares, Inc., Class A	2,616	3,357,505
First Hawaiian, Inc.	12,715	228,997
First Horizon Corp.	53,430	602,156
FNB Corp.	35,745	408,923
Huntington Bancshares, Inc.	143,870	1,550,919
JPMorgan Chase & Co.	397,571	57,822,726
KeyCorp	93,177	860,956
M&T Bank Corp.	16,546	2,047,733
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	736,327	5,426,730
New York Community Bancorp, Inc.	71,205	800,344
NU Holdings Ltd., Class A*	72,684	573,477
Pinnacle Financial Partners, Inc.	7,521	426,065
PNC Financial Services Group, Inc. (The)	119,148	15,006,691
Popular, Inc.	7,035	425,758
Prosperity Bancshares, Inc.	8,707	491,771
Regions Financial Corp.	93,491	1,666,010
Synovus Financial Corp.	14,457	437,324
Truist Financial Corp.	178,235	5,409,432
US Bancorp	184,910	6,109,426

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Webster Financial Corp.	17,357	$655,227
Wells Fargo & Co.	514,813	21,972,219
Western Alliance Bancorp	10,808	394,168
Wintrust Financial Corp.	6,081	441,602
Zions Bancorp NA	14,546	390,706

		183,357,845

Capital Markets (3.7%)
Affiliated Managers Group, Inc.	3,564	534,208
Ameriprise Financial, Inc.	38,810	12,891,130
Bank of New York Mellon Corp. (The)	104,670	4,659,908
BlackRock, Inc.	20,614	14,247,160
Blackstone, Inc.	81,903	7,614,522
Blue Owl Capital, Inc., Class A	38,022	442,956
Carlyle Group, Inc. (The)	21,094	673,953
Cboe Global Markets, Inc.	10,519	1,451,727
Charles Schwab Corp. (The)	148,355	8,408,761
CME Group, Inc.	35,937	6,658,767
Coinbase Global, Inc., Class A (x)*	16,668	1,192,595
Evercore, Inc., Class A	3,559	439,857
Franklin Resources, Inc.	28,462	760,220
Goldman Sachs Group, Inc. (The)	40,964	13,212,528
Houlihan Lokey, Inc., Class A	4,602	452,423
Interactive Brokers Group, Inc., Class A	9,978	828,872
Intercontinental Exchange, Inc.	55,464	6,271,869
Invesco Ltd.	37,091	623,500
Janus Henderson Group plc	13,383	364,687
Jefferies Financial Group, Inc.	20,091	666,418
KKR & Co., Inc.	91,129	5,103,224
Lazard Ltd., Class A	10,941	350,112
Moody’s Corp.	1,398	486,113
Morgan Stanley	244,488	20,879,275
MSCI, Inc., Class A	3,889	1,825,069
Nasdaq, Inc.	136,008	6,779,999
Northern Trust Corp.	20,492	1,519,277
Raymond James Financial, Inc.	19,548	2,028,496
Robinhood Markets, Inc., Class A*	66,382	662,492
S&P Global, Inc.	29,447	11,805,008
SEI Investments Co.	10,172	606,455
State Street Corp.	33,387	2,443,261
Stifel Financial Corp.	10,262	612,333
T. Rowe Price Group, Inc.	22,065	2,471,721
TPG, Inc., Class A	4,554	133,250
Tradeweb Markets, Inc., Class A	7,493	513,121
Virtu Financial, Inc., Class A	8,932	152,648
XP, Inc., Class A*	30,458	714,545

		141,482,460

Consumer Finance (1.0%)
Ally Financial, Inc.	27,056	730,783
American Express Co.	79,432	13,837,054
Capital One Financial Corp.	128,716	14,077,669
Credit Acceptance Corp. (x)*	640	325,075
Discover Financial Services	25,357	2,962,965
OneMain Holdings, Inc.	11,215	489,983
SLM Corp.	14,608	238,403
SoFi Technologies, Inc. (x)*	91,723	764,970
Synchrony Financial	88,538	3,003,209

		36,430,111

Financial Services (2.5%)
Affirm Holdings, Inc., Class A (x)*	21,751	333,443
Berkshire Hathaway, Inc., Class B*	188,029	64,117,889
Block, Inc., Class A*	34,064	2,267,641
Corebridge Financial, Inc. (x)	8,018	141,598
Euronet Worldwide, Inc.*	2,369	278,050
Fidelity National Information Services, Inc.	77,340	4,230,498
Fiserv, Inc.*	44,683	5,636,761
FleetCor Technologies, Inc.*	503	126,293
Global Payments, Inc.	26,173	2,578,564
Jack Henry & Associates, Inc.	4,967	831,128
Mastercard, Inc., Class A	9,100	3,579,030
MGIC Investment Corp.	28,801	454,768
PayPal Holdings, Inc.*	15,517	1,035,449
Rocket Cos., Inc., Class A (x)*	8,032	71,967
TFS Financial Corp.	5,006	62,925
UWM Holdings Corp., Class A (x)	5,957	33,359
Visa, Inc., Class A	19,998	4,749,125
Voya Financial, Inc.	9,795	702,399
Western Union Co. (The)	112,904	1,324,364
WEX, Inc.*	2,317	421,856

		92,977,107

Insurance (3.6%)
Aflac, Inc.	60,220	4,203,356
Allstate Corp. (The)	26,241	2,861,319
American Financial Group, Inc.	7,274	863,788
American International Group, Inc.	99,107	5,702,617
Aon plc, Class A	50,123	17,302,460
Arch Capital Group Ltd.*	30,734	2,300,440
Arthur J Gallagher & Co.	19,999	4,391,180
Assurant, Inc.	5,288	664,807
Assured Guaranty Ltd.	5,681	317,000
Axis Capital Holdings Ltd.	7,771	418,313
Brighthouse Financial, Inc.*	5,983	283,295
Brown & Brown, Inc.	14,466	995,839
Chubb Ltd.	78,954	15,203,382
Cincinnati Financial Corp.	77,717	7,563,418
CNA Financial Corp.	2,601	100,451
Everest Re Group Ltd.	3,662	1,251,891
Fidelity National Financial, Inc.	64,253	2,313,108
First American Financial Corp.	10,019	571,283
Globe Life, Inc.	8,873	972,658
Hanover Insurance Group, Inc. (The)	3,548	401,030
Hartford Financial Services Group, Inc. (The)	45,686	3,290,306
Kemper Corp.	6,017	290,380
Lincoln National Corp.	15,325	394,772
Loews Corp.	35,615	2,114,819
Markel Group, Inc.*	1,315	1,818,882
Marsh & McLennan Cos., Inc.	60,966	11,466,485
MetLife, Inc.	92,077	5,205,113
Old Republic International Corp.	27,182	684,171
Primerica, Inc.	1,273	251,748
Principal Financial Group, Inc.	24,182	1,833,963
Progressive Corp. (The)	117,780	15,590,539
Prudential Financial, Inc.	36,723	3,239,703
Reinsurance Group of America, Inc.	11,621	1,611,717
RenaissanceRe Holdings Ltd.	3,609	673,151
RLI Corp.	3,132	427,424

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Travelers Cos., Inc. (The)	57,163	$9,926,927
Unum Group	19,649	937,257
W R Berkley Corp.	21,270	1,266,841
White Mountains Insurance Group Ltd.	248	344,450
Willis Towers Watson plc	18,750	4,415,625

		134,465,908

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	57,337	580,824
Annaly Capital Management, Inc. (REIT)	49,369	987,874
Rithm Capital Corp. (REIT)	48,169	450,380
Starwood Property Trust, Inc. (REIT) (x)	29,461	571,543

		2,590,621

Total Financials		591,304,052

Health Care (12.5%)
Biotechnology (1.4%)
AbbVie, Inc.	30,024	4,045,134
Alnylam Pharmaceuticals, Inc.*	2,439	463,264
Amgen, Inc.	63,752	14,154,219
Biogen, Inc.*	16,400	4,671,540
BioMarin Pharmaceutical, Inc.*	16,507	1,430,827
Exact Sciences Corp.*	11,660	1,094,874
Exelixis, Inc.*	8,401	160,543
Gilead Sciences, Inc.	157,015	12,101,146
Horizon Therapeutics plc*	2,598	267,204
Incyte Corp.*	4,830	300,667
Ionis Pharmaceuticals, Inc.*	1,978	81,157
Karuna Therapeutics, Inc.*	377	81,752
Mirati Therapeutics, Inc.*	4,563	164,861
Moderna, Inc.*	35,618	4,327,587
Regeneron Pharmaceuticals, Inc.*	9,666	6,945,408
Roivant Sciences Ltd.*	1,317	13,275
United Therapeutics Corp.*	4,514	996,466
Vertex Pharmaceuticals, Inc.*	2,192	771,387

		52,071,311

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	213,558	23,282,093
Alcon, Inc.	102,166	8,388,850
Baxter International, Inc.	50,570	2,303,969
Becton Dickinson & Co.	28,366	7,488,908
Boston Scientific Corp.*	215,495	11,656,125
Cooper Cos., Inc. (The)	4,860	1,863,470
Dentsply Sirona, Inc.	21,138	845,943
Enovis Corp.*	5,242	336,117
Envista Holdings Corp.*	16,370	553,961
GE HealthCare Technologies, Inc.	36,047	2,928,458
Globus Medical, Inc., Class A*	7,924	471,795
Hologic, Inc.*	32,984	2,670,715
ICU Medical, Inc.*	2,021	360,122
Integra LifeSciences Holdings Corp.*	7,141	293,709
Medtronic plc	312,680	27,547,108
QuidelOrtho Corp.*	5,341	442,555
STERIS plc	9,922	2,232,252
Stryker Corp.	26,526	8,092,817
Tandem Diabetes Care, Inc.*	5,572	136,737
Teleflex, Inc.	4,699	1,137,299
Zimmer Biomet Holdings, Inc.	38,047	5,539,643

		108,572,646

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	8,967	714,132
agilon health, Inc. (x)*	2,982	51,708
Amedisys, Inc.*	3,203	292,882
Cardinal Health, Inc.	31,148	2,945,666
Centene Corp.*	102,514	6,914,569
Chemed Corp.	419	226,960
Cigna Group (The)	70,670	19,830,002
CVS Health Corp.	137,664	9,516,712
Elevance Health, Inc.	21,600	9,596,664
Encompass Health Corp.	9,201	623,000
HCA Healthcare, Inc.	21,980	6,670,490
Henry Schein, Inc.*	13,033	1,056,976
Humana, Inc.	7,077	3,164,339
Laboratory Corp. of America Holdings	16,147	3,896,756
McKesson Corp.	27,375	11,697,611
Molina Healthcare, Inc.*	2,635	793,768
Premier, Inc., Class A	11,856	327,937
Quest Diagnostics, Inc.	11,201	1,574,413
R1 RCM, Inc.*	15,285	282,008
Tenet Healthcare Corp.*	10,092	821,287
UnitedHealth Group, Inc.	30,530	14,673,939
Universal Health Services, Inc., Class B	6,059	955,929

		96,627,748

Health Care Technology (0.0%)†
Certara, Inc.*	7,617	138,705
Doximity, Inc., Class A*	6,134	208,679
Teladoc Health, Inc.*	16,291	412,488

		759,872

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	5,525	664,381
Avantor, Inc.*	67,482	1,386,080
Azenta, Inc.*	6,809	317,844
Bio-Rad Laboratories, Inc., Class A*	2,101	796,531
Bio-Techne Corp.	887	72,406
Charles River Laboratories International, Inc.*	5,075	1,067,019
Danaher Corp.	116,165	27,879,600
ICON plc*	6,937	1,735,638
Illumina, Inc.*	11,104	2,081,889
IQVIA Holdings, Inc.*	1,347	302,765
Maravai LifeSciences Holdings, Inc., Class A*	4,624	57,476
QIAGEN NV*	22,739	1,023,937
Repligen Corp.*	3,098	438,243
Revvity, Inc.	12,629	1,500,199
Sotera Health Co.*	2,932	55,239
Syneos Health, Inc.*	10,313	434,590
Thermo Fisher Scientific, Inc.	33,543	17,501,060

		57,314,897

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	243,663	15,582,249
Catalent, Inc.*	17,984	779,786

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Elanco Animal Health, Inc.*	48,998	$492,920
Jazz Pharmaceuticals plc*	2,942	364,720
Johnson & Johnson#	337,468	55,857,703
Merck & Co., Inc.	404,175	46,637,753
Organon & Co.	25,542	531,528
Perrigo Co. plc	13,488	457,917
Pfizer, Inc.#	827,098	30,337,955
Roche Holding AG	4,275	1,306,421
Roche Holding AG (ADR)	56,558	2,160,516
Royalty Pharma plc, Class A	37,137	1,141,591
Viatris, Inc.	119,648	1,194,087

		156,845,146

Total Health Care		472,191,620

Industrials (10.7%)
Aerospace & Defense (2.1%)
Boeing Co. (The)*	48,226	10,183,402
BWX Technologies, Inc.	7,568	541,642
Curtiss-Wright Corp.	3,814	700,479
General Dynamics Corp.	92,493	19,899,869
HEICO Corp.	447	79,092
HEICO Corp., Class A	791	111,215
Hexcel Corp.	8,426	640,544
Howmet Aerospace, Inc.	37,938	1,880,207
Huntington Ingalls Industries, Inc.	3,919	891,964
L3Harris Technologies, Inc.	18,926	3,705,143
Lockheed Martin Corp.	2,315	1,065,780
Mercury Systems, Inc.*	4,956	171,428
Northrop Grumman Corp.	32,503	14,814,867
Raytheon Technologies Corp.	171,780	16,827,569
Spirit AeroSystems Holdings, Inc., Class A	36,657	1,070,018
Textron, Inc.	20,139	1,362,001
TransDigm Group, Inc.	4,359	3,897,687
Woodward, Inc.	5,914	703,234

		78,546,141

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	24,786	2,338,559
Expeditors International of Washington, Inc.	13,304	1,611,514
FedEx Corp.	23,209	5,753,511
GXO Logistics, Inc.*	11,700	734,994
United Parcel Service, Inc., Class B	52,409	9,394,313

		19,832,891

Building Products (0.8%)
A O Smith Corp.	10,958	797,523
Allegion plc	658	78,973
Armstrong World Industries, Inc.	3,168	232,721
AZEK Co., Inc. (The), Class A*	12,255	371,204
Builders FirstSource, Inc.*	43,356	5,896,416
Carlisle Cos., Inc.	5,067	1,299,838
Carrier Global Corp.	83,358	4,143,726
Fortune Brands Innovations, Inc.	12,640	909,448
Hayward Holdings, Inc.*	11,041	141,877
Johnson Controls International plc	114,028	7,769,868
Lennox International, Inc.	3,196	1,042,120
Masco Corp.	29,139	1,671,996
Owens Corning	8,979	1,171,759
Trane Technologies plc	31,426	6,010,537

		31,538,006

Commercial Services & Supplies (0.2%)
Cintas Corp.	954	474,214
Clean Harbors, Inc.*	5,132	843,855
Driven Brands Holdings, Inc.*	6,212	168,097
MSA Safety, Inc.	3,061	532,491
RB Global, Inc.	4,268	256,080
Republic Services, Inc., Class A	20,664	3,165,105
Stericycle, Inc.*	9,206	427,527
Tetra Tech, Inc.	4,340	710,631
Waste Management, Inc.	4,111	712,930

		7,290,930

Construction & Engineering (0.2%)
AECOM	13,091	1,108,677
EMCOR Group, Inc.	3,066	566,535
MasTec, Inc.*	14,355	1,693,459
MDU Resources Group, Inc.	20,201	423,009
Quanta Services, Inc.	10,598	2,081,977
Valmont Industries, Inc.	1,937	563,764
WillScot Mobile Mini Holdings Corp.*	14,710	702,991

		7,140,412

Electrical Equipment (1.1%)
Acuity Brands, Inc.	7,503	1,223,589
AMETEK, Inc.	23,010	3,724,859
Eaton Corp. plc	99,593	20,028,152
Emerson Electric Co.	63,014	5,695,836
Generac Holdings, Inc.*	6,081	906,860
Godha Cabcon & Insulation Ltd. (r)*	13,650	—
Hubbell, Inc., Class B	2,915	966,497
nVent Electric plc	16,449	849,920
Plug Power, Inc.*	51,945	539,709
Regal Rexnord Corp.	25,768	3,965,695
Sensata Technologies Holding plc	32,071	1,442,874
Sunrun, Inc. (x)*	21,098	376,810
Vertiv Holdings Co., Class A	29,961	742,134

		40,462,935

Ground Transportation (1.0%)
Avis Budget Group, Inc.*	1,340	306,418
Canadian National Railway Co.	16,824	2,036,882
CSX Corp.	224,140	7,643,174
Hertz Global Holdings, Inc.*	13,444	247,235
JB Hunt Transport Services, Inc.	6,611	1,196,789
Knight-Swift Transportation Holdings, Inc., Class A	15,616	867,625
Landstar System, Inc.	729	140,362
Lyft, Inc., Class A*	36,824	353,142
Norfolk Southern Corp.	22,739	5,156,296
Old Dominion Freight Line, Inc.	681	251,800
Ryder System, Inc.	4,587	388,932
Saia, Inc.*	2,363	809,115
Schneider National, Inc., Class B	5,475	157,242
U-Haul Holding Co. (Nasdaq Stock Exchange)	552	30,536
U-Haul Holding Co. (New York stock exchange)	4,973	251,982
Union Pacific Corp.	77,067	15,769,449

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
XPO, Inc.*	11,389	$671,951

		36,278,930

Industrial Conglomerates (1.2%)
3M Co.	55,031	5,508,053
General Electric Co.	108,521	11,921,032
Honeywell International, Inc.	136,114	28,243,655

		45,672,740

Machinery (2.4%)
AGCO Corp.	6,257	822,295
Allison Transmission Holdings, Inc.	8,201	463,028
Caterpillar, Inc.	12,924	3,179,950
CNH Industrial NV	97,750	1,407,600
Crane Co.	4,796	427,420
Crane NXT Co.	4,809	271,420
Cummins, Inc.	14,186	3,477,840
Deere & Co.	1,775	719,212
Donaldson Co., Inc.	7,082	442,696
Dover Corp.	13,953	2,060,160
Esab Corp.	5,640	375,286
Flowserve Corp.	13,077	485,811
Fortive Corp.	35,377	2,645,138
Gates Industrial Corp. plc*	11,840	159,603
Graco, Inc.	9,875	852,706
IDEX Corp.	6,949	1,495,842
Illinois Tool Works, Inc.	31,879	7,974,851
Ingersoll Rand, Inc.	40,489	2,646,361
ITT, Inc.	8,262	770,101
Lincoln Electric Holdings, Inc.	363	72,103
Middleby Corp. (The)*	5,318	786,160
Nordson Corp.	5,720	1,419,590
Oshkosh Corp.	66,597	5,766,634
Otis Worldwide Corp.	54,119	4,817,132
PACCAR, Inc.	154,716	12,941,993
Parker-Hannifin Corp.	45,166	17,616,547
Pentair plc	16,407	1,059,892
RBC Bearings, Inc.*	2,827	614,788
Snap-on, Inc.	5,205	1,500,029
Stanley Black & Decker, Inc.	15,312	1,434,888
Timken Co. (The)	6,248	571,879
Westinghouse Air Brake Technologies Corp.#	17,835	1,955,964
Xylem, Inc.	101,334	11,412,235

		92,647,154

Marine Transportation (0.0%)†
Kirby Corp.*	5,955	458,237

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	12,533	666,505
American Airlines Group, Inc.*	40,856	732,957
Delta Air Lines, Inc.*	60,923	2,896,279
Southwest Airlines Co.	90,496	3,276,860
United Airlines Holdings, Inc.*	32,673	1,792,768

		9,365,369

Professional Services (0.7%)
Automatic Data Processing, Inc.	5,879	1,292,145
Broadridge Financial Solutions, Inc.	1,923	318,506
CACI International, Inc., Class A*	2,256	768,935
Ceridian HCM Holding, Inc.*	13,481	902,823
Clarivate plc*	47,057	448,453
Concentrix Corp.	4,389	354,412
CoStar Group, Inc.*	23,052	2,051,628
Dun & Bradstreet Holdings, Inc.	27,235	315,109
Equifax, Inc.	22,616	5,321,545
FTI Consulting, Inc.*	2,712	515,822
Genpact Ltd.	13,462	505,767
Jacobs Solutions, Inc.	12,584	1,496,112
KBR, Inc.	8,601	559,581
Leidos Holdings, Inc.	13,652	1,207,929
ManpowerGroup, Inc.	5,035	399,779
Paycor HCM, Inc.*	2,994	70,868
Robert Half International, Inc.	65,009	4,889,977
Science Applications International Corp.	5,373	604,355
SS&C Technologies Holdings, Inc.	21,733	1,317,020
TransUnion	19,314	1,512,866

		24,853,632

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	10,343	432,854
Core & Main, Inc., Class A*	8,476	265,638
Fastenal Co.	14,338	845,799
Ferguson plc	19,528	3,071,950
MSC Industrial Direct Co., Inc., Class A	4,592	437,526
SiteOne Landscape Supply, Inc.*	3,013	504,256
United Rentals, Inc.	5,457	2,430,384
Univar Solutions, Inc.*	15,510	555,878
Watsco, Inc. (x)	2,494	951,386
WESCO International, Inc.	4,424	792,161

		10,287,832

Total Industrials		404,375,209

Information Technology (10.4%)
Communications Equipment (0.7%)
Ciena Corp.*	14,831	630,169
Cisco Systems, Inc.	427,946	22,141,926
F5, Inc.*	6,027	881,509
Juniper Networks, Inc.	31,829	997,203
Lumentum Holdings, Inc. (x)*	6,831	387,523
Motorola Solutions, Inc.	1,323	388,009
Ubiquiti, Inc.	64	11,248
Viasat, Inc.*	7,194	296,824

		25,734,411

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	28,995	2,463,125
Arrow Electronics, Inc.*	21,311	3,052,375
Avnet, Inc.	9,084	458,288
CDW Corp.	784	143,864
Cognex Corp.	17,272	967,577
Coherent Corp.*	11,916	607,478
Corning, Inc.	76,091	2,666,229
IPG Photonics Corp.*	2,998	407,188
Jabil, Inc.	4,811	519,251
Keysight Technologies, Inc.*	13,207	2,211,512
Littelfuse, Inc.	2,419	704,679
National Instruments Corp.	2,855	163,877
TD SYNNEX Corp.	4,155	390,570
Teledyne Technologies, Inc.*	4,661	1,916,184

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trimble, Inc.*	24,643	$1,304,600
Vontier Corp.	10,300	331,763
Zebra Technologies Corp., Class A*	4,198	1,241,894

		19,550,454

IT Services (0.9%)
Accenture plc, Class A	24,864	7,672,533
Akamai Technologies, Inc.*	15,390	1,383,099
Amdocs Ltd.	11,896	1,175,920
Cognizant Technology Solutions Corp., Class A	50,825	3,317,856
DXC Technology Co.*	22,711	606,838
GoDaddy, Inc., Class A*	6,075	456,415
International Business Machines Corp.	90,954	12,170,555
Kyndryl Holdings, Inc.*	20,502	272,267
Okta, Inc., Class A*	14,058	974,922
Twilio, Inc., Class A*	14,136	899,332
VeriSign, Inc.*	15,593	3,523,550

		32,453,287

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc.*	69,154	7,877,332
Analog Devices, Inc.	74,751	14,562,242
Applied Materials, Inc.	37,408	5,406,952
Broadcom, Inc.	3,019	2,618,771
Cirrus Logic, Inc.*	5,519	447,094
Entegris, Inc.	14,158	1,568,990
First Solar, Inc.*	10,645	2,023,508
GLOBALFOUNDRIES, Inc. (x)*	7,842	506,436
Intel Corp.	473,401	15,830,529
KLA Corp.	18,005	8,732,785
Lam Research Corp.	13,743	8,834,825
Marvell Technology, Inc.	85,507	5,111,609
Microchip Technology, Inc.	148,870	13,337,263
Micron Technology, Inc.	118,859	7,501,192
MKS Instruments, Inc.	6,636	717,352
NVIDIA Corp.	15,371	6,502,240
NXP Semiconductors NV	52,883	10,824,093
ON Semiconductor Corp.*	43,138	4,079,992
Qorvo, Inc.*	20,785	2,120,694
QUALCOMM, Inc.	83,925	9,990,432
Skyworks Solutions, Inc.	15,903	1,760,303
Teradyne, Inc.	2,603	289,792
Texas Instruments, Inc.	104,665	18,841,793
Universal Display Corp.	2,560	368,973
Wolfspeed, Inc. (x)*	12,398	689,205

		150,544,397

Software (3.3%)
Adobe, Inc.*	31,407	15,357,709
ANSYS, Inc.*	35,048	11,575,303
AppLovin Corp., Class A*	16,924	435,455
Aspen Technology, Inc.*	2,790	467,632
Autodesk, Inc.*	40,997	8,388,396
Bentley Systems, Inc., Class B	1,402	76,031
BILL Holdings, Inc.*	10,257	1,198,530
Black Knight, Inc.*	15,503	925,994
CCC Intelligent Solutions Holdings, Inc.*	20,113	225,467
Dolby Laboratories, Inc., Class A	5,915	494,967
Dropbox, Inc., Class A*	2,906	77,503
Gen Digital, Inc.	157,098	2,914,168
Guidewire Software, Inc.*	8,155	620,432
HashiCorp, Inc., Class A*	2,933	76,786
Informatica, Inc., Class A*	3,915	72,428
Microsoft Corp.	130,960	44,597,118
nCino, Inc. (x)*	6,353	191,352
NCR Corp.*	12,754	321,401
Nutanix, Inc., Class A*	17,387	487,705
Oracle Corp.	165,992	19,767,987
PTC, Inc.*	5,187	738,110
Roper Technologies, Inc.	10,578	5,085,902
Salesforce, Inc.*	30,056	6,349,631
SentinelOne, Inc., Class A*	16,297	246,085
Tyler Technologies, Inc.*	1,016	423,134
UiPath, Inc., Class A*	8,751	145,004
Unity Software, Inc. (x)*	17,417	756,246
Zoom Video Communications, Inc., Class A*	24,727	1,678,469

		123,694,945

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	162,251	31,471,826
Hewlett Packard Enterprise Co.	129,384	2,173,651
HP, Inc.	68,808	2,113,094
NetApp, Inc.	12,877	983,803
Pure Storage, Inc., Class A*	6,130	225,707
Western Digital Corp.*	61,425	2,329,850

		39,297,931

Total Information Technology		391,275,425

Materials (4.2%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	22,197	6,648,667
Albemarle Corp.	11,712	2,612,830
Ashland, Inc.	5,021	436,375
Axalta Coating Systems Ltd.*	19,756	648,194
Celanese Corp., Class A	9,883	1,144,451
CF Industries Holdings, Inc.	19,554	1,357,439
Chemours Co. (The)	14,862	548,259
Corteva, Inc.	322,439	18,475,755
Dow, Inc.	70,813	3,771,500
DuPont de Nemours, Inc.	121,625	8,688,890
Eastman Chemical Co.	11,857	992,668
Ecolab, Inc.	49,250	9,194,483
Element Solutions, Inc.	22,315	428,448
FMC Corp.	10,627	1,108,821
Ginkgo Bioworks Holdings, Inc., Class A (x)*	139,535	259,535
Huntsman Corp.	17,459	471,742
International Flavors & Fragrances, Inc.	27,943	2,223,983
Linde plc	44,490	16,954,249
LyondellBasell Industries NV, Class A	99,550	9,141,677
Mosaic Co. (The)	33,097	1,158,395
NewMarket Corp.	623	250,521
Olin Corp.	12,911	663,496
PPG Industries, Inc.	41,927	6,217,774
RPM International, Inc.	97,638	8,761,058
Sherwin-Williams Co. (The)	17,163	4,557,120
Westlake Corp. (x)	3,235	386,486

		107,102,816

See Notes to Financial Statements.

1023

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.5%)
Eagle Materials, Inc.	1,221	$227,619
Martin Marietta Materials, Inc.	32,588	15,045,554
Vulcan Materials Co.	10,337	2,330,373

		17,603,546

Containers & Packaging (0.3%)
Amcor plc	148,011	1,477,150
AptarGroup, Inc.	6,540	757,725
Ardagh Metal Packaging SA	1,003	3,771
Avery Dennison Corp.	5,419	930,984
Ball Corp.	30,815	1,793,741
Berry Global Group, Inc.	12,142	781,216
Crown Holdings, Inc.	10,608	921,517
Graphic Packaging Holding Co.	14,157	340,193
International Paper Co.	34,636	1,101,771
Packaging Corp. of America	8,848	1,169,352
Sealed Air Corp.	6,425	257,000
Silgan Holdings, Inc.	8,352	391,625
Sonoco Products Co.	9,774	576,862
Westrock Co.	25,403	738,465

		11,241,372

Metals & Mining (0.6%)
Alcoa Corp.	17,775	603,106
ATI, Inc.*	54,603	2,415,091
Cleveland-Cliffs, Inc.*	50,818	851,710
Freeport-McMoRan, Inc.	142,964	5,718,560
MP Materials Corp. (x)*	10,398	237,906
Newmont Corp.	79,619	3,396,546
Nucor Corp.	25,187	4,130,164
Reliance Steel & Aluminum Co.	5,848	1,588,258
Royal Gold, Inc.	6,556	752,498
SSR Mining, Inc.	20,622	292,420
Steel Dynamics, Inc.	16,067	1,750,178
United States Steel Corp.	22,491	562,500

		22,298,937

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	6,424	481,672

Total Materials		158,728,343

Real Estate (3.2%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	21,202	1,432,407

Health Care REITs (0.2%)
Healthcare Realty Trust, Inc. (REIT), Class A	37,980	716,303
Healthpeak Properties, Inc. (REIT)	54,723	1,099,932
Medical Properties Trust, Inc. (REIT) (x)	59,349	549,572
Omega Healthcare Investors, Inc. (REIT)	23,418	718,698
Ventas, Inc. (REIT)	39,965	1,889,146
Welltower, Inc. (REIT)	49,718	4,021,689

		8,995,340

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	70,709	1,190,032
Park Hotels & Resorts, Inc. (REIT)	21,961	281,540

		1,471,572

Industrial REITs (0.7%)
Americold Realty Trust, Inc. (REIT)	27,002	872,164
EastGroup Properties, Inc. (REIT)	4,385	761,236
First Industrial Realty Trust, Inc. (REIT)	13,197	694,690
Prologis, Inc. (REIT)	171,414	21,020,499
Rexford Industrial Realty, Inc. (REIT)	20,032	1,046,071
STAG Industrial, Inc. (REIT)	17,953	644,154

		25,038,814

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	17,157	1,947,148
Boston Properties, Inc. (REIT)	15,685	903,299
Cousins Properties, Inc. (REIT)	15,129	344,941
Highwoods Properties, Inc. (REIT)	10,402	248,712
Kilroy Realty Corp. (REIT)	11,662	350,910
Vornado Realty Trust (REIT)	17,672	320,570

		4,115,580

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	30,991	2,501,284
Howard Hughes Corp. (The)*	3,365	265,566
Jones Lang LaSalle, Inc.*	4,738	738,180
Zillow Group, Inc., Class A*	5,526	271,879
Zillow Group, Inc., Class C*	15,446	776,316

		4,553,225

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	33,300	1,180,485
Apartment Income REIT Corp. (REIT), Class A	14,876	536,875
AvalonBay Communities, Inc. (REIT)	13,979	2,645,805
Camden Property Trust (REIT)	10,376	1,129,635
Equity LifeStyle Properties, Inc. (REIT)	99,606	6,662,645
Equity Residential (REIT)	37,314	2,461,605
Essex Property Trust, Inc. (REIT)	6,385	1,496,006
Invitation Homes, Inc. (REIT)	61,138	2,103,147
Mid-America Apartment Communities, Inc. (REIT)	11,613	1,763,550
Sun Communities, Inc. (REIT)	9,611	1,253,851
UDR, Inc. (REIT)	30,977	1,330,772

		22,564,376

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	8,897	581,775
Brixmor Property Group, Inc. (REIT)	29,930	658,460
Federal Realty Investment Trust (REIT)	8,084	782,289
Kimco Realty Corp. (REIT)	60,516	1,193,375
NNN REIT, Inc. (REIT)	18,140	776,211
Realty Income Corp. (REIT)	66,136	3,954,271
Regency Centers Corp. (REIT)	17,026	1,051,696
Simon Property Group, Inc. (REIT)	25,387	2,931,691
Spirit Realty Capital, Inc. (REIT)	14,087	554,746

		12,484,514

Specialized REITs (1.1%)
Crown Castle, Inc. (REIT)	93,185	10,617,499
CubeSmart (REIT) (x)	57,247	2,556,651

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Digital Realty Trust, Inc. (REIT)	29,085	$3,311,909
EPR Properties (REIT)	7,420	347,256
Equinix, Inc. (REIT)	4,653	3,647,673
Extra Space Storage, Inc. (REIT)	18,142	2,700,437
Gaming and Leisure Properties, Inc. (REIT)	25,165	1,219,496
Iron Mountain, Inc. (REIT)	14,628	831,163
Lamar Advertising Co. (REIT), Class A	1,989	197,408
Life Storage, Inc. (REIT)	8,492	1,129,096
National Storage Affiliates Trust (REIT)	7,980	277,943
Public Storage (REIT)	11,434	3,337,356
Rayonier, Inc. (REIT)	14,676	460,826
SBA Communications Corp. (REIT), Class A	9,658	2,238,338
VICI Properties, Inc. (REIT), Class A	161,962	5,090,466
Weyerhaeuser Co. (REIT)	73,266	2,455,144

		40,418,661

Total Real Estate		121,074,489

Utilities (4.0%)
Electric Utilities (2.7%)
Alliant Energy Corp.	25,131	1,318,875
American Electric Power Co., Inc.	115,941	9,762,232
Avangrid, Inc.	7,103	267,641
Constellation Energy Corp.	32,780	3,001,009
Duke Energy Corp.	151,760	13,618,942
Edison International	37,814	2,626,182
Entergy Corp.	21,174	2,061,712
Evergy, Inc.	22,272	1,301,130
Eversource Energy	34,873	2,473,193
Exelon Corp.	177,445	7,229,109
FirstEnergy Corp.	54,479	2,118,144
Hawaiian Electric Industries, Inc.	10,956	396,607
IDACORP, Inc.	5,048	517,925
NextEra Energy, Inc.	202,639	15,035,814
NRG Energy, Inc.	63,756	2,383,837
OGE Energy Corp.	19,990	717,841
PG&E Corp.*	234,927	4,059,539
Pinnacle West Capital Corp.	11,322	922,290
PPL Corp.	73,836	1,953,701
Southern Co. (The)	211,182	14,835,535
Xcel Energy, Inc.	229,545	14,270,813

		100,872,071

Gas Utilities (0.3%)
Atmos Energy Corp.	93,656	10,895,939
National Fuel Gas Co.	8,881	456,128
UGI Corp.	20,890	563,403

		11,915,470

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	25,986	538,690
Brookfield Renewable Corp., Class A	12,770	402,510
Clearway Energy, Inc., Class A	3,465	93,555
Clearway Energy, Inc., Class C	8,189	233,878
Vistra Corp.	26,616	698,670

		1,967,303

Multi-Utilities (0.9%)
Ameren Corp.	48,731	3,979,861
CenterPoint Energy, Inc.	63,133	1,840,327
CMS Energy Corp.	29,093	1,709,214
Consolidated Edison, Inc.	34,716	3,138,326
Dominion Energy, Inc.	184,479	9,554,167
DTE Energy Co.	20,610	2,267,512
NiSource, Inc.	41,346	1,130,813
Public Service Enterprise Group, Inc.	49,755	3,115,161
Sempra Energy	31,525	4,589,725
WEC Energy Group, Inc.	31,570	2,785,737

		34,110,843

Water Utilities (0.1%)
American Water Works Co., Inc.	19,493	2,782,626
Essential Utilities, Inc.	24,277	968,895

		3,751,521

Total Utilities		152,617,208

Total Common Stocks (81.7%) (Cost $2,074,490,080)		3,085,210,560

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares Core S&P 500 ETF	794	353,894
iShares Morningstar Growth ETF	18,100	1,128,379
iShares Morningstar U.S. Equity ETF	5,416	330,809
iShares Morningstar Value ETF‡	1,091,710	72,620,549
iShares Russell 1000 ETF (x)	1,631	397,540
iShares Russell 1000 Value ETF (x)	434,888	68,638,373
iShares S&P 500 Value ETF (x)	161,291	25,998,496
SPDR Portfolio S&P 500 Growth ETF	11,700	713,817
SPDR Portfolio S&P 500 Value ETF (x)	978,700	42,279,840
Vanguard Growth ETF	2,990	846,051
Vanguard Large-Cap ETF (x)	1,464	296,782
Vanguard Russell 1000 Growth ETF	14,700	1,040,172
Vanguard Russell 1000 Value	699,000	48,377,790
Vanguard Value ETF	532,301	75,639,972

Total Exchange Traded Funds (8.9%) (Cost $244,395,844)		338,662,464

SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	6,000,000	6,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	15,000,000	15,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	95,155,380	95,174,412

Total Investment Companies		116,174,412

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $9,704,207, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $9,894,127. (xx)	$9,700,124	$9,700,124
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $2,001,968, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		11,700,124

Total Short-Term Investments (3.4%) (Cost $127,865,123)		127,874,536

Total Investments in Securities (94.0%) (Cost $2,446,751,047)		3,551,747,560
Other Assets Less Liabilities (6.0%)		224,953,044

Net Assets (100%)		$3,776,700,604

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,250,331.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $39,942,866. This was collateralized by $7,960,822 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $32,700,124 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	1,139,935	—	(1,016,696)	205,768	(329,007)	—	16,033	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF	1,091,710	71,406,272	3,255,860	(5,814,370)	34,115	3,738,672	72,620,549	713,749	—

Total		72,546,207	3,255,860	(6,831,066)	239,883	3,409,665	72,620,549	729,782	—

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	973	9/2023	USD	218,353,363	7,039,787
S&P Midcap 400 E-Mini Index	472	9/2023	USD	124,801,520	3,002,138

					10,041,925

See Notes to Financial Statements.

1026

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$159,663,989	$—	$—		$159,663,989
Consumer Discretionary	186,155,463	—	—		186,155,463
Consumer Staples	229,027,559	14,502,532	—		243,530,091
Energy	204,294,671	—	—		204,294,671
Financials	591,304,052	—	—		591,304,052
Health Care	470,885,199	1,306,421	—		472,191,620
Industrials	404,375,209	—	—	(a)	404,375,209
Information Technology	391,275,425	—	—		391,275,425
Materials	158,728,343	—	—		158,728,343
Real Estate	121,074,489	—	—		121,074,489
Utilities	152,617,208	—	—		152,617,208
Exchange Traded Funds	338,662,464	—	—		338,662,464
Futures	10,041,925	—	—		10,041,925
Short-Term Investments
Investment Companies	116,174,412	—	—		116,174,412
Repurchase Agreements	—	11,700,124	—		11,700,124

Total Assets	$3,534,280,408	$27,509,077	$—		$3,561,789,485

Total Liabilities	$—	$—	$—		$—

Total	$3,534,280,408	$27,509,077	$—		$3,561,789,485

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$10,041,925	*

Total		$10,041,925

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$16,210,515	$16,210,515

Total	$16,210,515	$16,210,515

See Notes to Financial Statements.

1027

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$20,169,932	$20,169,932

Total	$20,169,932	$20,169,932

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$322,726,891

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$336,967,129
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$503,575,774

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,170,466,340
Aggregate gross unrealized depreciation	(131,263,066)

Net unrealized appreciation	$1,039,203,274

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,522,586,211

See Notes to Financial Statements.

1028

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $53,708,352)	$72,620,549
Unaffiliated Issuers (Cost $2,381,342,571)	3,467,426,887
Repurchase Agreements (Cost $11,700,124)	11,700,124
Cash	257,093,931
Dividends, interest and other receivables	3,739,302
Due from broker for futures variation margin	3,332,926
Receivable for securities sold	295,850
Receivable for Portfolio shares sold	97,572
Securities lending income receivable	29,607
Other assets	42,082

Total assets	3,816,378,830

LIABILITIES
Payable for return of collateral on securities loaned	32,700,124
Payable for securities purchased	2,700,810
Payable for Portfolio shares repurchased	1,794,480
Investment management fees payable	1,399,246
Distribution fees payable – Class IB	473,500
Administrative fees payable	388,589
Distribution fees payable – Class IA	206,518
Accrued expenses	14,959

Total liabilities	39,678,226

NET ASSETS	$3,776,700,604

Net assets were comprised of:
Paid in capital	$2,689,571,806
Total distributable earnings (loss)	1,087,128,798

Net assets	$3,776,700,604

Class IA
Net asset value, offering and redemption price per share, $1,027,482,108 / 57,387,234 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.90

Class IB
Net asset value, offering and redemption price per share, $2,348,897,241 / 131,658,663 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.84

Class K
Net asset value, offering and redemption price per share, $400,321,255 / 22,314,183 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.94

(x)	Includes value of securities on loan of $39,942,866.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($729,782 of dividend income received from affiliates) (net of $133,095 foreign withholding tax)	$39,479,552
Interest	5,686,327
Securities lending (net)	277,117

Total income	45,442,996

EXPENSES
Investment management fees	8,430,912
Distribution fees – Class IB	2,878,689
Administrative fees	2,359,654
Distribution fees – Class IA	1,242,673
Custodian fees	132,526
Printing and mailing expenses	105,288
Professional fees	94,479
Trustees’ fees	57,928
Miscellaneous	47,729

Total expenses	15,349,878

NET INVESTMENT INCOME (LOSS)	30,093,118

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($239,883 realized gain (loss) from affiliates)	121,378,463
Futures contracts	16,210,515
Foreign currency transactions	2,364

Net realized gain (loss)	137,591,342

Change in unrealized appreciation (depreciation) on:
Investments in securities ($3,409,665 of change in unrealized appreciation (depreciation) from affiliates)	62,776,724
Futures contracts	20,169,932
Foreign currency translations	3,155

Net change in unrealized appreciation (depreciation)	82,949,811

NET REALIZED AND UNREALIZED GAIN (LOSS)	220,541,153

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$250,634,271

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,093,118	$50,070,176
Net realized gain (loss)	137,591,342	121,591,966
Net change in unrealized appreciation (depreciation)	82,949,811	(713,323,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	250,634,271	(541,660,969)

Distributions to shareholders:
Class IA	—	(52,037,714)
Class IB	—	(123,663,860)
Class K	—	(22,362,525)

Total distributions to shareholders	—	(198,064,099)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 270,972 and 502,564 shares, respectively ]	4,658,196	9,000,986
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,067,457 shares, respectively ]	—	52,037,714
Capital shares repurchased [ (2,241,396) and (4,333,625) shares, respectively]	(38,423,647)	(77,860,980)

Total Class IA transactions	(33,765,451)	(16,822,280)

Class IB
Capital shares sold [ 662,146 and 1,461,424 shares, respectively ]	11,346,415	26,542,548
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,315,925 shares, respectively ]	—	123,663,860
Capital shares repurchased [ (8,915,157) and (19,876,304) shares, respectively]	(152,667,396)	(356,889,762)

Total Class IB transactions	(141,320,981)	(206,683,354)

Class K
Capital shares sold [ 48,335 and 86,455 shares, respectively ]	841,138	1,592,631
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,316,435 shares, respectively ]	—	22,362,525
Capital shares repurchased [ (1,532,348) and (8,411,438) shares, respectively]	(26,348,804)	(153,673,948)

Total Class K transactions	(25,507,666)	(129,718,792)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(200,594,098)	(353,224,426)

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,040,173	(1,092,949,494)
NET ASSETS:
Beginning of period	3,726,660,431	4,819,609,925

End of period	$3,776,700,604	$3,726,660,431

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.74		$19.96	$18.00	$18.30	$15.80	$19.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.22	0.18	0.26	0.32	0.31
Net realized and unrealized gain (loss)	1.02		(2.53)	4.24	0.72	3.67	(2.13)

Total from investment operations	1.16		(2.31)	4.42	0.98	3.99	(1.82)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.20)	(0.27)	(0.36)	(0.48)
Distributions from net realized gains	—		(0.68)	(2.26)	(1.01)	(1.13)	(0.91)

Total dividends and distributions	—		(0.91)	(2.46)	(1.28)	(1.49)	(1.39)

Net asset value, end of period	$17.90		$16.74	$19.96	$18.00	$18.30	$15.80

Total return (b)	6.93%		(11.60)%	24.84%	5.68%	25.45%	(9.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,027,482		$993,786	$1,200,074	$1,031,911	$1,054,423	$912,284
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86%		0.85%	0.84%	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.86%		0.85%	0.84%	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.60%		1.20%	0.89%	1.54%	1.81%	1.64%
Before waivers (a)(f)	1.60%		1.20%	0.89%	1.54%	1.81%	1.64%
Portfolio turnover rate^	10	%(z)	13%	25%	26%	20%	19%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.68		$19.89	$17.95	$18.25	$15.76	$18.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.21	0.18	0.26	0.32	0.31
Net realized and unrealized gain (loss)	1.02		(2.51)	4.22	0.72	3.66	(2.12)

Total from investment operations	1.16		(2.30)	4.40	0.98	3.98	(1.81)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.20)	(0.27)	(0.36)	(0.48)
Distributions from net realized gains	—		(0.68)	(2.26)	(1.01)	(1.13)	(0.91)

Total dividends and distributions	—		(0.91)	(2.46)	(1.28)	(1.49)	(1.39)

Net asset value, end of period	$17.84		$16.68	$19.89	$17.95	$18.25	$15.76

Total return (b)	6.95%		(11.59)%	24.80%	5.70%	25.46%	(9.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,348,897		$2,334,134	$3,004,157	$2,738,938	$2,869,388	$72,578,700
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86%		0.85%	0.84%	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.86%		0.85%	0.84%	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.60%		1.19%	0.89%	1.54%	1.81%	1.64%
Before waivers (a)(f)	1.60%		1.19%	0.89%	1.54%	1.81%	1.63%
Portfolio turnover rate^	10	%(z)	13%	25%	26%	20%	19%

See Notes to Financial Statements.

1031

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.76		$19.98	$18.01	$18.30	$15.80	$19.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.26	0.23	0.30	0.37	0.36
Net realized and unrealized gain (loss)	1.02		(2.52)	4.25	0.73	3.67	(2.13)

Total from investment operations	1.18		(2.26)	4.48	1.03	4.04	(1.77)

Less distributions:
Dividends from net investment income	—		(0.28)	(0.25)	(0.31)	(0.41)	(0.53)
Distributions from net realized gains	—		(0.68)	(2.26)	(1.01)	(1.13)	(0.91)

Total dividends and distributions	—		(0.96)	(2.51)	(1.32)	(1.54)	(1.44)

Net asset value, end of period	$17.94		$16.76	$19.98	$18.01	$18.30	$15.80

Total return (b)	7.04%		(11.36)%	25.16%	5.98%	25.74%	(9.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$400,321		$398,741	$615,379	$601,788	$590,317	$552,422
Ratio of expenses to average net assets:
After waivers (a)(f)	0.61%		0.60%	0.59%	0.60%	0.60%	0.59%
Before waivers (a)(f)	0.61%		0.60%	0.59%	0.60%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.85%		1.42%	1.14%	1.78%	2.05%	1.89%
Before waivers (a)(f)	1.85%		1.42%	1.14%	1.78%	2.05%	1.89%
Portfolio turnover rate^	10	%(z)	13%	25%	26%	20%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1032

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Financials	$102,932,594	26.0%
Information Technology	82,883,624	20.9
Energy	39,131,769	9.9
Consumer Discretionary	37,210,482	9.4
Materials	26,204,339	6.6
Consumer Staples	25,978,507	6.5
Communication Services	22,025,132	5.5
Industrials	19,586,286	4.9
Health Care	14,519,676	3.7
Utilities	7,419,328	1.9
Real Estate	3,717,946	0.9
Investment Company	945,484	0.3
Cash and Other	14,045,880	3.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,125.90	$7.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.75

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.35%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1033

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (12.2%)
Banco do Brasil SA	952,700	$9,848,931
BB Seguridade Participacoes SA	1,435,400	9,218,193
CCR SA	2,252,610	6,600,417
Engie Brasil Energia SA	413,400	3,948,202
Petroleo Brasileiro SA (ADR)	710,430	9,825,247
Vale SA (ADR), Class B	353,921	4,749,620
Vibra Energia SA	1,082,800	4,115,734

		48,306,344

Chile (1.0%)
Sociedad Quimica y Minera de Chile SA (ADR)	57,282	4,159,819

China (23.2%)
A-Living Smart City Services Co. Ltd. (m)*	458,750	296,820
Anhui Conch Cement Co. Ltd., Class H	1,353,374	3,602,803
China Construction Bank Corp., Class H*	19,697,574	12,773,035
China Medical System Holdings Ltd.	2,170,000	3,548,083
China Merchants Bank Co. Ltd., Class H	1,248,281	5,676,762
China Shenhua Energy Co. Ltd., Class H	913,554	2,802,909
China Vanke Co. Ltd., Class H	2,538,389	3,421,126
ENN Natural Gas Co. Ltd., Class A	1,325,596	3,471,126
Gree Electric Appliances, Inc. of Zhuhai, Class A	999,399	5,022,714
Hengan International Group Co. Ltd.	1,255,473	5,293,643
Huayu Automotive Systems Co. Ltd., Class A	1,755,496	4,469,268
Lenovo Group Ltd.	7,632,000	7,974,628
Midea Group Co. Ltd., Class A	762,800	6,208,645
Ping An Insurance Group Co. of China Ltd., Class H	1,247,500	7,992,967
Sinopharm Group Co. Ltd., Class H	2,483,831	7,786,762
Tingyi Cayman Islands Holding Corp.	3,704,000	5,757,147
Want Want China Holdings Ltd.	840,000	558,274
Weichai Power Co. Ltd., Class H	3,645,906	5,354,155

		92,010,867

Egypt (0.7%)
Commercial International Bank Egypt SAE (Registered) (GDR) (m)(x)	2,386,964	2,720,970

Greece (1.0%)
OPAP SA	231,418	4,037,817

Hong Kong (1.2%)
ASMPT Ltd.	488,812	4,829,022

Hungary (3.1%)
MOL Hungarian Oil & Gas plc	366,454	3,207,251
OTP Bank Nyrt.	255,160	9,065,856

		12,273,107

India (7.5%)
Axis Bank Ltd.	314,769	3,798,515
Bajaj Auto Ltd.	51,290	2,934,020
Bharat Petroleum Corp. Ltd.	704,997	3,132,470
Hindalco Industries Ltd.	89,152	459,396
Indus Towers Ltd.*	2,518,886	5,051,301
Infosys Ltd. (ADR)	244,123	3,923,057
Petronet LNG Ltd.	1,468,577	3,986,674
UPL Ltd.	768,098	6,444,505

		29,729,938

Indonesia (4.3%)
Astra International Tbk. PT	8,343,196	3,801,442
Bank Mandiri Persero Tbk. PT	18,233,256	6,384,368
Telkom Indonesia Persero Tbk. PT (ADR)	156,420	4,171,722
United Tractors Tbk. PT	1,778,200	2,789,857

		17,147,389

Mexico (4.4%)
America Movil SAB de CV (ADR)*	182,923	3,958,454
Grupo Financiero Banorte SAB de CV, Class O	522,347	4,297,301
Grupo Mexico SAB de CV	213,537	1,026,704
Kimberly-Clark de Mexico SAB de CV, Class A	2,309,173	5,152,031
Ternium SA (ADR)	71,995	2,854,602

		17,289,092

Portugal (2.4%)
Galp Energia SGPS SA	808,685	9,455,459

Russia (0.0%)
Mobile TeleSystems PJSC (ADR) (r)*	580,455	—
Sberbank of Russia PJSC (r)*	1,680,737	—

		—

South Africa (7.5%)
Anglo American plc	102,556	2,906,890
Bidvest Group Ltd. (The)	256,580	3,566,522
Life Healthcare Group Holdings Ltd.	2,917,438	3,184,831
Nedbank Group Ltd.	570,065	6,922,312
Sanlam Ltd.	1,358,842	4,223,543
Standard Bank Group Ltd.	502,994	4,744,052
Vodacom Group Ltd.	683,337	4,260,674

		29,808,824

South Korea (11.0%)
Coway Co. Ltd.	87,437	2,926,427
Doosan Bobcat, Inc.	5,896	263,750
Hyundai Mobis Co. Ltd.	24,668	4,373,400
KB Financial Group, Inc.	171,875	6,232,292
Kia Corp.	46,306	3,122,457
KT Corp.	202,209	4,582,981
KT&G Corp.	47,437	2,986,391
Samsung Electronics Co. Ltd.	140,612	7,750,033
Shinhan Financial Group Co. Ltd.	201,818	5,224,382
SK Hynix, Inc.	69,563	6,133,676

		43,595,789

Taiwan (13.2%)
ASE Technology Holding Co. Ltd.	2,565,000	9,148,997
Globalwafers Co. Ltd.	245,000	3,931,440
Hon Hai Precision Industry Co. Ltd.	1,049,000	3,818,102
MediaTek, Inc.	352,000	7,813,402
Novatek Microelectronics Corp.	332,000	4,573,896
Quanta Computer, Inc.	811,000	3,973,158

See Notes to Financial Statements.

1034

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd.	845,429	$15,754,847
Wiwynn Corp.	71,000	3,259,366

		52,273,208

Thailand (1.9%)
Kasikornbank PCL	1,036,267	3,809,115
PTT Exploration & Production PCL	926,300	3,931,902

		7,741,017

United Kingdom (1.6%)
Unilever plc	119,691	6,231,021

Total Common Stocks (96.2%) (Cost $397,412,325)		381,609,683

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	945,296	945,484

Total Short-Term Investment (0.3%) (Cost $945,484)		945,484

Total Investments in Securities (96.5%) (Cost $398,357,809)		382,555,167
Other Assets Less Liabilities (3.5%)		14,045,880

Net Assets (100%)		$396,601,047

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $3,017,790 or 0.8% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)

All or a portion of security is on loan at June 30, 2023, the Portfolio had loaned securities with a total value of $1,026,097. This was collateralized by $1,142,271 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 8/15/23 – 5/15/53.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$48,306,344	$—	$—		$48,306,344
Chile	4,159,819	—	—		4,159,819
China	—	92,010,867	—		92,010,867
Egypt	—	2,720,970	—		2,720,970
Greece	—	4,037,817	—		4,037,817
Hong Kong	—	4,829,022	—		4,829,022
Hungary	—	12,273,107	—		12,273,107
India	3,923,057	25,806,881	—		29,729,938
Indonesia	4,171,722	12,975,667	—		17,147,389
Mexico	17,289,092	—	—		17,289,092
Portugal	—	9,455,459	—		9,455,459
Russia	—	—	—	(a)	—	(a)
South Africa	—	29,808,824	—		29,808,824
South Korea	—	43,595,789	—		43,595,789
Taiwan	—	52,273,208	—		52,273,208

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Thailand	$—	$7,741,017	$—	$7,741,017
United Kingdom	—	6,231,021	—	6,231,021
Short-Term Investment
Investment Company	945,484	—	—	945,484

Total Assets	$78,795,518	$303,759,649	$—	$382,555,167

Total Liabilities	$—	$—	$—	$—

Total	$78,795,518	$303,759,649	$—	$382,555,167

(a)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$28,080	$28,080

Total	$28,080	$28,080

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts sold – in USD	$338,668

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$44,953,913
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,906,816

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,845,980
Aggregate gross unrealized depreciation	(55,736,346)

Net unrealized depreciation	$(15,890,366)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$398,445,533

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $398,357,809)	$382,555,167
Cash	10,905,849
Foreign cash (Cost $86,972)	86,858
Dividends, interest and other receivables	3,728,828
Receivable for securities sold	351,149
Receivable for Portfolio shares sold	82,997
Securities lending income receivable	19,528
Other assets	8,890

Total assets	397,739,266

LIABILITIES
Payable for securities purchased	383,079
Investment management fees payable	288,584
Accrued India taxes	194,962
Distribution fees payable – Class IB	81,111
Payable for Portfolio shares repurchased	63,683
Administrative fees payable	30,372
Accrued expenses	96,428

Total liabilities	1,138,219

NET ASSETS	$396,601,047

Net assets were comprised of:
Paid in capital	$408,791,592
Total distributable earnings (loss)	(12,190,545)

Net assets	$396,601,047

Class IB
Net asset value, offering and redemption price per share, $396,601,047 / 21,117,703 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.78

(x)	Includes value of securities on loan of $1,026,097.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,288,650 foreign withholding tax)	$10,229,613
Interest	229,972
Securities lending (net)	48,893

Total income	10,508,478

EXPENSES
Investment management fees	1,901,251
Distribution fees – Class IB	475,311
Administrative fees	178,546
Custodian fees	165,776
Professional fees	36,937
Printing and mailing expenses	15,298
Trustees’ fees	5,750
Miscellaneous	8,317

Gross expenses	2,787,186
Less: Waiver from investment manager	(219,946)

Net expenses	2,567,240

NET INVESTMENT INCOME (LOSS)	7,941,238

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $39,431 on realized gain on investments)	5,117,901
Forward foreign currency contracts	28,080
Foreign currency transactions	(136,490)

Net realized gain (loss)	5,009,491

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $15,514 on unrealized appreciation on investments)	32,012,384
Foreign currency translations	(7,066)

Net change in unrealized appreciation (depreciation)	32,005,318

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,014,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,956,047

See Notes to Financial Statements.

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,941,238	$17,534,224
Net realized gain (loss)	5,009,491	(9,579,755)
Net change in unrealized appreciation (depreciation)	32,005,318	(70,990,624)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,956,047	(63,036,155)

Distributions to shareholders:
Class IB	—	(18,668,440)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 615,215 and 1,693,979 shares, respectively ]	11,083,720	30,932,102
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,117,555 shares, respectively ]	—	18,668,440
Capital shares repurchased [ (1,076,031) and (1,707,375) shares, respectively]	(19,305,795)	(31,178,517)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,222,075)	18,422,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,733,972	(63,282,570)
NET ASSETS:
Beginning of period	359,867,075	423,149,645

End of period	$396,601,047	$359,867,075

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$16.68		$20.67		$21.23		$22.00		$19.20		$19.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37		0.85		0.63		0.42		0.46		0.02	(1)
Net realized and unrealized gain (loss)	1.73		(3.94)		0.60		(0.78)		3.13		(0.23)

Total from investment operations	2.10		(3.09)		1.23		(0.36)		3.59		(0.21)

Less distributions:
Dividends from net investment income	—		(0.76)		(0.61)		(0.34)		(0.55)		(0.03)
Distributions from net realized gains	—		(0.14)		(1.18)		(0.07)		(0.24)		—

Total dividends and distributions	—		(0.90)		(1.79)		(0.41)		(0.79)		(0.03)

Net asset value, end of period	$18.78		$16.68		$20.67		$21.23		$22.00		$19.20

Total return (b)	12.59%		(14.89)%		5.92%		(1.56)%		18.79%		(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$396,601		$359,867		$423,150		$411,891		$420,324		$350,341
Ratio of expenses to average net assets:
After waivers (a)(f)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.37	%(k)	1.38	%(o)	1.37	%(o)
Before waivers (a)(f)	1.47%		1.46%		1.47%		1.48%		1.50%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.17%		4.69%		2.78%		2.28%		2.21%		0.59	%(aa)(l)
Before waivers (a)(f)	4.06%		4.58%		2.66%		2.17%		2.08%		0.52	%(aa)(l)
Portfolio turnover rate^	12	%(z)	20%		34%		36%		22%		0	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 for Class IB.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.37% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

1039

EQ/LONG-TERM BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	44.1%
Health Care	7.8
Financials	7.4
Communication Services	7.0
Utilities	5.5
Information Technology	4.3
Industrials	4.0
Consumer Staples	4.0
Energy	3.3
Foreign Government Securities	2.9
Municipal Bonds	2.5
Consumer Discretionary	2.1
Materials	1.7
Investment Company	1.2
Real Estate	0.8
Asset-Backed Securities	0.7
U.S. Government Agency Securities	0.6
Repurchase Agreement	0.2
Supranational	0.2
Cash and Other	(0.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,036.10	$3.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	1,037.60	2.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1040

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.7%)
American Airlines Pass-Through Trust,
Series 2021-1 A 2.875%, 7/11/34	$15,386,109	$12,774,317
FedEx Corp. Pass-Through Trust,
Series 2020-1 AA 1.875%, 2/20/34	3,651,532	2,974,132

Total Asset-Backed Securities		15,748,449

Corporate Bonds (47.9%)
Communication Services (7.0%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc. 3.500%, 6/1/41	15,543,000	11,862,843
4.300%, 12/15/42	12,705,000	10,778,348
4.750%, 5/15/46	6,840,000	6,039,171
4.550%, 3/9/49	7,826,000	6,598,984
3.650%, 6/1/51	7,010,000	5,129,195
Bell Canada (The) 4.300%, 7/29/49	1,313,000	1,098,808
Telefonica Emisiones SA 7.045%, 6/20/36	8,883,000	9,654,547
4.895%, 3/6/48	640,000	530,756
TELUS Corp. 4.300%, 6/15/49	1,866,000	1,518,167
Verizon Communications, Inc. 3.400%, 3/22/41	6,112,000	4,707,105
2.850%, 9/3/41	8,510,000	5,999,905
4.862%, 8/21/46	3,480,000	3,169,880
3.700%, 3/22/61	155,000	111,924

		67,199,633

Entertainment (0.3%)
Activision Blizzard, Inc. 2.500%, 9/15/50	2,147,000	1,361,258
NBCUniversal Media LLC 6.400%, 4/30/40	242,000	266,718
Walt Disney Co. (The) 6.150%, 3/1/37	429,000	465,522
4.625%, 3/23/40	1,522,000	1,455,578
Warnermedia Holdings, Inc. 5.050%, 3/15/42	3,810,000	3,172,831

		6,721,907

Media (2.4%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,149,000	2,956,029
5.375%, 5/1/47	3,959,000	3,257,782
3.900%, 6/1/52	615,000	399,215
3.950%, 6/30/62	1,493,000	912,339
Comcast Corp. 3.250%, 11/1/39	6,253,000	4,920,487
3.750%, 4/1/40	210,000	175,956
4.049%, 11/1/52	225,000	185,886
2.937%, 11/1/56	40,000	26,018
2.650%, 8/15/62	5,108,000	3,036,059
2.987%, 11/1/63	289,000	182,907
Discovery Communications LLC 5.200%, 9/20/47	978,000	795,156
Fox Corp. 5.476%, 1/25/39	5,372,000	4,990,664
5.576%, 1/25/49	3,569,000	3,292,812
Grupo Televisa SAB 6.625%, 1/15/40	4,800,000	4,960,464
5.000%, 5/13/45	400,000	342,856
6.125%, 1/31/46	6,600,000	6,528,258
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,838,888
Paramount Global 6.875%, 4/30/36	4,187,000	4,058,218
5.900%, 10/15/40	1,328,000	1,143,088
4.375%, 3/15/43	678,000	475,040
Time Warner Cable LLC 5.875%, 11/15/40	4,068,000	3,558,605
4.500%, 9/15/42	4,211,000	3,132,100

		57,168,827

Wireless Telecommunication Services (1.4%)
America Movil SAB de CV 6.125%, 3/30/40	3,914,000	4,142,969
Rogers Communications, Inc. 5.450%, 10/1/43	1,064,000	974,532
5.000%, 3/15/44	3,712,000	3,261,854
T-Mobile USA, Inc. 4.500%, 4/15/50	8,235,000	7,044,244
3.600%, 11/15/60	1,979,000	1,380,091
Vodafone Group plc 6.150%, 2/27/37	10,509,000	10,981,297
4.875%, 6/19/49	5,530,000	4,880,188

		32,665,175

Total Communication Services		163,755,542

Consumer Discretionary (2.1%)
Automobile Components (0.0%)†
Aptiv plc 5.400%, 3/15/49	428,000	377,165

Automobiles (0.3%)
General Motors Co. 6.600%, 4/1/36	3,313,000	3,371,874
5.150%, 4/1/38	1,991,000	1,759,584
5.200%, 4/1/45 (x)	1,110,000	945,387

		6,076,845

Broadline Retail (0.9%)
Alibaba Group Holding Ltd. 4.000%, 12/6/37	8,295,000	6,901,938
3.150%, 2/9/51	200,000	128,214
Amazon.com, Inc. 4.800%, 12/5/34	413,000	419,409
3.875%, 8/22/37	322,000	292,079
4.950%, 12/5/44	1,106,000	1,109,721
4.050%, 8/22/47	1,820,000	1,623,203
3.250%, 5/12/61	541,000	387,812
eBay, Inc. 4.000%, 7/15/42	4,984,000	3,942,195
3.650%, 5/10/51	6,826,000	4,957,782
JD.com, Inc. 4.125%, 1/14/50	2,400,000	1,862,208

		21,624,561

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp. 4.875%, 12/9/45	$1,896,000	$1,787,841
4.450%, 3/1/47	2,590,000	2,320,050
4.450%, 9/1/48	4,100,000	3,656,756
3.625%, 9/1/49	67,000	52,583
Starbucks Corp. 4.500%, 11/15/48	251,000	223,409

		8,040,639

Household Durables (0.1%)
M.D.C. Holdings, Inc. 6.000%, 1/15/43	2,605,000	2,339,316

Specialty Retail (0.4%)
Home Depot, Inc. (The) 5.875%, 12/16/36	372,000	405,019
5.950%, 4/1/41	199,000	218,252
4.250%, 4/1/46 (x)	1,522,000	1,337,108
Lowe’s Cos., Inc. 4.050%, 5/3/47	124,000	99,404
3.000%, 10/15/50	394,000	257,221
TJX Cos., Inc. (The) 4.500%, 4/15/50	8,008,000	7,395,620

		9,712,624

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc. 3.875%, 11/1/45	1,462,000	1,266,518

Total Consumer Discretionary		49,437,668

Consumer Staples (4.0%)
Beverages (1.5%)
Anheuser-Busch Cos. LLC 4.700%, 2/1/36	367,000	355,762
4.900%, 2/1/46	4,362,000	4,162,826
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	166,413
4.350%, 6/1/40	13,250,000	12,166,477
5.550%, 1/23/49	4,035,000	4,229,139
5.800%, 1/23/59	819,000	887,115
Coca-Cola Co. (The) 2.875%, 5/5/41	755,000	591,160
2.750%, 6/1/60 (x)	1,068,000	731,271
Diageo Capital plc 5.875%, 9/30/36	727,000	774,401
3.875%, 4/29/43	922,000	773,674
Molson Coors Beverage Co. 5.000%, 5/1/42 (x)	10,206,000	9,461,412
PepsiCo, Inc. 3.450%, 10/6/46	719,000	584,470

		34,884,120

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The) 5.150%, 8/1/43	141,000	129,534
Sysco Corp. 6.600%, 4/1/40	1,713,000	1,846,278
Target Corp. 7.000%, 1/15/38	2,991,000	3,509,288
3.625%, 4/15/46	1,628,000	1,311,675
Walgreens Boots Alliance, Inc. 4.100%, 4/15/50 (x)	2,326,000	1,644,163
Walmart, Inc. 5.250%, 9/1/35	469,000	495,903
4.050%, 6/29/48	1,209,000	1,108,825

		10,045,666

Food Products (0.9%)
Archer-Daniels-Midland Co. 4.500%, 3/15/49	1,957,000	1,805,021
Conagra Brands, Inc. 5.400%, 11/1/48	10,853,000	10,336,741
General Mills, Inc. 5.400%, 6/15/40	147,000	147,433
4.700%, 4/17/48 (x)	390,000	362,363
Mead Johnson Nutrition Co. 4.600%, 6/1/44	755,000	677,822
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,410,000	1,362,427
Tyson Foods, Inc. 4.550%, 6/2/47	3,434,000	2,846,821
5.100%, 9/28/48	3,472,000	3,129,624

		20,668,252

Household Products (0.4%)
Colgate-Palmolive Co. 4.000%, 8/15/45	3,777,000	3,409,439
3.700%, 8/1/47	4,854,000	4,233,490
Kimberly-Clark Corp. 6.625%, 8/1/37	2,025,000	2,377,746

		10,020,675

Tobacco (0.8%)
Altria Group, Inc. 3.875%, 9/16/46	849,000	590,636
5.950%, 2/14/49	3,077,000	2,884,431
BAT Capital Corp. 4.390%, 8/15/37	7,830,000	6,208,282
Philip Morris International, Inc. 6.375%, 5/16/38	6,759,000	7,319,976
4.250%, 11/10/44	623,000	512,691

		17,516,016

Total Consumer Staples		93,134,729

Energy (3.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC 4.080%, 12/15/47	1,496,000	1,202,979
Halliburton Co. 5.000%, 11/15/45	890,000	804,560
NOV, Inc. 3.950%, 12/1/42	357,000	261,108

		2,268,647

Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc. 2.939%, 6/4/51	2,365,000	1,602,631
Cenovus Energy, Inc. 6.800%, 9/15/37	9,509,000	9,870,772
5.400%, 6/15/47	477,000	431,236
Chevron Corp. 3.078%, 5/11/50	2,891,000	2,125,651

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
ConocoPhillips Co. 4.025%, 3/15/62	$1,298,000	$1,048,142
Devon Energy Corp. 5.600%, 7/15/41	44,000	40,874
Diamondback Energy, Inc. 4.400%, 3/24/51	2,455,000	1,937,824
Enbridge, Inc. 4.500%, 6/10/44	2,155,000	1,780,758
Energy Transfer LP 6.050%, 6/1/41	2,270,000	2,180,508
5.000%, 5/15/44 (e)	69,000	57,588
6.125%, 12/15/45	37,000	35,026
5.300%, 4/15/47	538,000	465,446
5.400%, 10/1/47	352,000	309,613
Enterprise Products Operating LLC 6.125%, 10/15/39	6,522,000	6,872,559
3.300%, 2/15/53	4,553,000	3,229,206
EOG Resources, Inc. 4.950%, 4/15/50	2,348,000	2,299,375
Exxon Mobil Corp. 4.227%, 3/19/40	2,176,000	1,995,439
4.327%, 3/19/50	4,865,000	4,383,659
Kinder Morgan, Inc. 3.250%, 8/1/50	957,000	612,248
Marathon Oil Corp. 6.600%, 10/1/37	1,319,000	1,304,814
5.200%, 6/1/45	890,000	750,601
Marathon Petroleum Corp. 6.500%, 3/1/41	268,000	273,177
4.750%, 9/15/44	1,055,000	898,692
5.000%, 9/15/54	2,494,000	2,041,287
MPLX LP 4.500%, 4/15/38	2,448,000	2,089,765
5.200%, 3/1/47	1,639,000	1,427,356
5.500%, 2/15/49	880,000	796,999
Occidental Petroleum Corp. 6.200%, 3/15/40	2,900,000	2,863,488
ONEOK Partners LP 6.125%, 2/1/41	86,000	82,446
ONEOK, Inc. 7.150%, 1/15/51	2,557,000	2,672,791
Phillips 66 4.650%, 11/15/34	258,000	242,819
5.875%, 5/1/42	1,742,000	1,794,465
Plains All American Pipeline LP
4.900%, 2/15/45 (x)	8,238,000	6,578,433
TotalEnergies Capital International SA
3.127%, 5/29/50	380,000	275,466
TransCanada PipeLines Ltd. 5.000%, 10/16/43	567,000	505,640
5.100%, 3/15/49	73,000	67,196
Transcontinental Gas Pipe Line Co. LLC
4.600%, 3/15/48	2,340,000	1,978,527
Valero Energy Corp. 6.625%, 6/15/37	1,214,000	1,294,785
Williams Cos., Inc. (The) 6.300%, 4/15/40	3,874,000	4,031,730
5.100%, 9/15/45	1,435,000	1,285,181

		74,534,213

Total Energy		76,802,860

Financials (7.4%)
Banks (3.3%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38 (k)	1,495,000	1,309,074
5.875%, 2/7/42	12,210,000	12,879,319
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48 (k)	3,129,000	2,739,275
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50 (k)	152,000	130,068
(SOFR + 1.56%), 2.972%, 7/21/52 (k)	2,458,000	1,667,632
Citigroup, Inc. 6.125%, 8/25/36	750,000	757,216
(SOFR + 4.55%), 5.316%, 3/26/41 (k)	6,496,000	6,308,434
5.875%, 1/30/42	980,000	1,020,694
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48 (k)	418,000	356,118
Cooperatieve Rabobank UA 5.250%, 5/24/41	396,000	409,396
5.250%, 8/4/45 (x)	6,825,000	6,302,336
Fifth Third Bancorp 8.250%, 3/1/38	5,188,000	5,947,308
HSBC Bank USA NA 7.000%, 1/15/39	7,457,000	8,036,084
HSBC Holdings plc 6.800%, 6/1/38 (x)	267,000	277,219
6.100%, 1/14/42	5,777,000	6,058,126
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38 (k)	159,000	136,391
5.400%, 1/6/42	163,000	163,702
(SOFR + 1.46%), 3.157%, 4/22/42 (k)	70,000	52,275
5.625%, 8/16/43	7,704,000	7,849,277
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	28,293
(Zero Coupon), 6/29/37	135,000	75,216
Mitsubishi UFJ Financial Group, Inc.
4.153%, 3/7/39	7,707,000	6,794,386
Sumitomo Mitsui Financial Group, Inc.
2.930%, 9/17/41	212,000	149,578
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41 (k)	4,004,000	2,938,443
5.606%, 1/15/44	151,000	144,490
3.900%, 5/1/45	408,000	324,155
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51 (k)	3,823,000	3,552,373
Westpac Banking Corp. 3.133%, 11/18/41	1,540,000	1,037,576

		77,444,454

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (1.4%)
Brookfield Finance, Inc. 3.500%, 3/30/51	$1,221,000	$806,990
Goldman Sachs Group, Inc. (The) 6.750%, 10/1/37	2,350,000	2,515,434
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	178,000	125,096
4.800%, 7/8/44	6,797,000	6,159,870
Intercontinental Exchange, Inc. 4.250%, 9/21/48	6,272,000	5,390,980
3.000%, 9/15/60	2,430,000	1,570,801
Moody’s Corp. 5.250%, 7/15/44	55,000	53,545
4.875%, 12/17/48	6,262,000	5,874,035
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51 (k)	3,845,000	3,988,025
(SOFR + 1.43%), 2.802%, 1/25/52 (k)	111,000	71,983
Raymond James Financial, Inc. 4.950%, 7/15/46	1,631,000	1,456,207
3.750%, 4/1/51	3,680,000	2,705,257
UBS Group AG 4.875%, 5/15/45	919,000	787,167

		31,505,390

Consumer Finance (0.1%)
AerCap Ireland Capital DAC 3.850%, 10/29/41	3,271,000	2,464,740

Financial Services (1.0%)
Global Payments, Inc. 4.150%, 8/15/49	7,250,000	5,367,676
Mastercard, Inc. 3.950%, 2/26/48	493,000	430,092
3.650%, 6/1/49	64,000	52,805
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,430,211
Shell International Finance BV 4.125%, 5/11/35	222,000	205,021
5.500%, 3/25/40	4,250,000	4,408,755
4.000%, 5/10/46	820,000	691,908
3.250%, 4/6/50	5,890,000	4,348,777
Visa, Inc. 3.650%, 9/15/47	3,769,000	3,187,357

		23,122,602

Insurance (1.6%)
Alleghany Corp. 3.250%, 8/15/51	850,000	605,324
Allstate Corp. (The) 4.200%, 12/15/46	1,154,000	936,342
3.850%, 8/10/49	2,664,000	2,064,169
American International Group, Inc. 4.800%, 7/10/45	2,020,000	1,779,076
Aon Corp. 2.900%, 8/23/51	930,000	595,960
Aon Global Ltd. 4.750%, 5/15/45	846,000	744,962
Berkshire Hathaway Finance Corp. 4.200%, 8/15/48	5,950,000	5,326,462
Chubb Corp. (The) 6.000%, 5/11/37	6,118,000	6,523,440
Chubb INA Holdings, Inc. 4.350%, 11/3/45	6,282,000	5,633,159
Fidelity National Financial, Inc. 3.200%, 9/17/51	4,340,000	2,536,192
Hartford Financial Services Group, Inc. (The)
2.900%, 9/15/51	166,000	106,742
Marsh & McLennan Cos., Inc. 5.875%, 8/1/33	11,000	11,614
4.900%, 3/15/49	23,000	21,464
MetLife, Inc. 5.700%, 6/15/35	126,000	128,827
6.400%, 12/15/36	170,000	170,000
10.750%, 8/1/39	175,000	225,750
4.875%, 11/13/43	686,000	621,125
Progressive Corp. (The) 4.125%, 4/15/47	832,000	717,567
3.950%, 3/26/50	691,000	566,805
Prudential Financial, Inc. 4.600%, 5/15/44	1,333,000	1,172,624
3.935%, 12/7/49	6,605,000	5,202,854
Travelers Cos., Inc. (The) 6.250%, 6/15/37	94,000	103,729
3.750%, 5/15/46	871,000	684,229
4.000%, 5/30/47	174,000	146,198
2.550%, 4/27/50	172,000	109,725

		36,734,339

Total Financials		171,271,525

Health Care (7.8%)
Biotechnology (1.4%)
AbbVie, Inc. 4.500%, 5/14/35	433,000	408,140
4.050%, 11/21/39	6,970,000	6,058,324
4.400%, 11/6/42	31,000	27,572
4.450%, 5/14/46 (x)	297,000	261,146
4.875%, 11/14/48	5,889,000	5,540,157
Amgen, Inc. 2.800%, 8/15/41	8,878,000	6,245,496
5.150%, 11/15/41	1,089,000	1,049,723
5.600%, 3/2/43	1,500,000	1,491,884
4.563%, 6/15/48	589,000	519,505
5.650%, 3/2/53	680,000	687,346
Baxalta, Inc. 5.250%, 6/23/45	2,075,000	2,018,813
Biogen, Inc. 5.200%, 9/15/45 (x)	2,833,000	2,809,566
3.150%, 5/1/50	1,279,000	870,619
Gilead Sciences, Inc. 5.650%, 12/1/41	1,510,000	1,582,527
4.750%, 3/1/46	1,570,000	1,471,928
4.150%, 3/1/47	804,000	693,541

		31,736,287

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories 4.750%, 11/30/36	2,206,000	2,206,538
6.150%, 11/30/37	470,000	524,121
4.750%, 4/15/43	150,000	146,547

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Baxter International, Inc. 3.132%, 12/1/51	$1,402,000	$911,013
Becton Dickinson & Co. 4.669%, 6/6/47	145,000	132,268
Boston Scientific Corp. 4.700%, 3/1/49	4,319,000	4,036,728
DH Europe Finance II Sarl 3.400%, 11/15/49	400,000	311,613
Koninklijke Philips NV 5.000%, 3/15/42	87,000	78,993
Medtronic, Inc. 4.625%, 3/15/45	1,529,000	1,474,494
Stryker Corp. 4.375%, 5/15/44	157,000	137,836
4.625%, 3/15/46	144,000	133,703

		10,093,854

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp. 4.300%, 12/15/47	1,551,000	1,318,660
Banner Health 2.907%, 1/1/42	5,162,000	3,760,336
Baylor Scott & White Holdings
Series 2021 2.839%, 11/15/50	1,487,000	993,573
Cardinal Health, Inc. 4.368%, 6/15/47	1,086,000	891,874
Children’s Health System of Texas 2.511%, 8/15/50	2,010,000	1,236,934
Cigna Group (The) 3.200%, 3/15/40	7,987,000	6,104,106
6.125%, 11/15/41	261,000	275,554
4.800%, 7/15/46	1,279,000	1,162,395
CommonSpirit Health 3.910%, 10/1/50	1,192,000	917,323
CVS Health Corp. 4.780%, 3/25/38	480,000	442,153
2.700%, 8/21/40	219,000	151,495
5.125%, 7/20/45	1,135,000	1,043,907
5.050%, 3/25/48	10,191,000	9,329,904
Elevance Health, Inc. 4.650%, 1/15/43	1,627,000	1,478,454
3.125%, 5/15/50	3,631,000	2,537,865
3.600%, 3/15/51	1,927,000	1,469,605
HCA, Inc. 5.500%, 6/15/47	416,000	388,806
3.500%, 7/15/51	419,000	288,422
Humana, Inc. 4.950%, 10/1/44	909,000	833,737
Kaiser Foundation Hospitals
Series 2021 3.002%, 6/1/51	4,580,000	3,156,870
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	915,401
Mass General Brigham, Inc.
Series 2020 3.342%, 7/1/60	4,928,000	3,408,715
Memorial Sloan-Kettering Cancer Center
Series 2020 2.955%, 1/1/50	656,000	454,100
Providence St Joseph Health Obligated Group
Series 21A 2.700%, 10/1/51	4,788,000	2,871,172
Rady Children’s Hospital-San Diego
Series 21A 3.154%, 8/15/51	964,000	679,588
Sutter Health
Series 20A 3.161%, 8/15/40	679,000	511,638
3.361%, 8/15/50	2,003,000	1,435,763
UnitedHealth Group, Inc. 6.625%, 11/15/37	469,000	534,214
4.750%, 7/15/45	3,023,000	2,872,440
4.250%, 4/15/47	96,000	84,801
3.700%, 8/15/49	4,300,000	3,435,292
3.875%, 8/15/59	12,294,000	9,953,893
Yale-New Haven Health Services Corp.
Series 2020 2.496%, 7/1/50	1,023,000	618,664

		65,557,654

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. 4.100%, 8/15/47	2,116,000	1,893,959

Pharmaceuticals (3.1%)
AstraZeneca plc 4.000%, 9/18/42	9,162,000	8,097,954
4.375%, 11/16/45	1,084,000	998,419
4.375%, 8/17/48	5,814,000	5,373,881
Eli Lilly and Co. 4.150%, 3/15/59	673,000	591,117
GlaxoSmithKline Capital, Inc. 6.375%, 5/15/38	5,940,000	6,757,331
4.200%, 3/18/43	1,011,000	908,787
Johnson & Johnson 5.950%, 8/15/37	2,045,000	2,300,310
3.700%, 3/1/46	6,183,000	5,363,021
3.750%, 3/3/47	1,568,000	1,374,499
3.500%, 1/15/48	2,062,000	1,735,334
Merck & Co., Inc. 4.150%, 5/18/43 (x)	232,000	209,694
4.000%, 3/7/49	3,847,000	3,378,835
Novartis Capital Corp. 4.000%, 11/20/45	4,815,000	4,335,267
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,666,887
5.340%, 5/19/63	4,670,000	4,702,608
Pfizer, Inc. 3.900%, 3/15/39	33,000	29,437
7.200%, 3/15/39	9,451,000	11,712,766
4.300%, 6/15/43	179,000	164,717
4.125%, 12/15/46	227,000	200,838
4.200%, 9/15/48	3,343,000	3,068,813
Takeda Pharmaceutical Co. Ltd. 3.025%, 7/9/40	5,481,000	4,120,762
3.175%, 7/9/50	400,000	279,017
Viatris, Inc. 4.000%, 6/22/50	8,000,000	5,254,317

		73,624,611

Total Health Care		182,906,365

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (4.0%)
Aerospace & Defense (1.5%)
Boeing Co. (The) 5.705%, 5/1/40	$3,793,000	$3,779,269
3.850%, 11/1/48	38,000	27,894
5.805%, 5/1/50	11,061,000	10,887,597
5.930%, 5/1/60	762,000	744,996
General Dynamics Corp. 4.250%, 4/1/40	3,172,000	2,906,522
L3Harris Technologies, Inc. 5.054%, 4/27/45	896,000	821,778
Northrop Grumman Corp. 5.150%, 5/1/40	1,393,000	1,364,812
4.750%, 6/1/43	402,000	372,613
5.250%, 5/1/50	12,515,000	12,653,562
Raytheon Technologies Corp. 4.350%, 4/15/47	298,000	262,825

		33,821,868

Air Freight & Logistics (0.1%)
FedEx Corp. 3.900%, 2/1/35	65,000	57,010
United Parcel Service, Inc. 6.200%, 1/15/38	113,000	126,051
3.400%, 9/1/49 (x)	3,564,000	2,815,768

		2,998,829

Building Products (0.0%)†
Johnson Controls International plc 6.000%, 1/15/36	596,000	615,781

Commercial Services & Supplies (0.3%)
Ford Foundation (The)
Series 2020 2.815%, 6/1/70	3,280,000	1,979,199
Republic Services, Inc. 3.050%, 3/1/50	1,435,000	1,016,077
Rockefeller Foundation (The)
Series 2020 2.492%, 10/1/50	5,726,000	3,721,099
Waste Management, Inc. 2.500%, 11/15/50 (x)	1,480,000	936,073

		7,652,448

Electrical Equipment (0.2%)
Eaton Corp. 4.150%, 11/2/42 (x)	750,000	663,796
3.915%, 9/15/47	329,000	276,269
Rockwell Automation, Inc. 4.200%, 3/1/49	2,973,000	2,642,160

		3,582,225

Ground Transportation (1.2%)
Burlington Northern Santa Fe LLC 4.400%, 3/15/42	92,000	82,682
4.900%, 4/1/44	1,890,000	1,815,403
4.700%, 9/1/45	2,771,000	2,571,582
4.125%, 6/15/47	539,000	464,657
Canadian National Railway Co. 3.650%, 2/3/48	264,000	213,823
Canadian Pacific Railway Co. 5.950%, 5/15/37	1,323,000	1,379,199
6.125%, 9/15/15	1,880,000	1,934,190
CSX Corp. 6.150%, 5/1/37	32,000	34,291
4.100%, 3/15/44	32,000	27,376
4.750%, 11/15/48	4,706,000	4,315,043
Norfolk Southern Corp. 4.837%, 10/1/41	219,000	200,672
3.942%, 11/1/47	4,126,000	3,306,081
4.050%, 8/15/52	815,000	666,540
3.155%, 5/15/55	186,000	126,616
Union Pacific Corp. 3.750%, 2/5/70	4,196,000	3,149,119
3.799%, 4/6/71	10,842,000	8,184,062

		28,471,336

Industrial Conglomerates (0.3%)
3M Co. 4.000%, 9/14/48 (x)	31,000	26,657
3.250%, 8/26/49 (x)	3,076,000	2,218,558
Honeywell International, Inc. 3.812%, 11/21/47	3,876,000	3,283,545
2.800%, 6/1/50	2,915,000	2,156,638

		7,685,398

Machinery (0.4%)
Caterpillar, Inc. 5.200%, 5/27/41	28,000	29,152
3.803%, 8/15/42	522,000	454,801
4.750%, 5/15/64	522,000	497,422
Deere & Co. 3.900%, 6/9/42	503,000	452,730
2.875%, 9/7/49	804,000	598,967
3.750%, 4/15/50 (x)	665,000	584,780
Parker-Hannifin Corp. 4.000%, 6/14/49	7,155,000	5,884,821

		8,502,673

Total Industrials		93,330,558

Information Technology (4.3%)
Communications Equipment (0.0%)†
Cisco Systems, Inc. 5.500%, 1/15/40	30,000	31,767

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc. 4.750%, 3/15/42	81,000	73,400
5.350%, 11/15/48	5,255,000	5,083,348

		5,156,748

IT Services (0.5%)
International Business Machines Corp.
5.600%, 11/30/39	5,135,000	5,243,839
2.850%, 5/15/40	8,975,000	6,567,974
4.700%, 2/19/46	319,000	285,306

		12,097,119

Semiconductors & Semiconductor Equipment (1.8%)
Applied Materials, Inc. 5.850%, 6/15/41	1,103,000	1,203,143

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.350%, 4/1/47	$2,900,000	$2,692,055
2.750%, 6/1/50	3,128,000	2,204,992
Broadcom, Inc. 3.500%, 2/15/41§	806,000	600,706
Intel Corp. 4.600%, 3/25/40	8,955,000	8,290,075
4.800%, 10/1/41	87,000	80,438
4.100%, 5/19/46	1,032,000	861,347
4.100%, 5/11/47	229,000	190,617
4.750%, 3/25/50	4,561,000	4,089,286
KLA Corp. 5.000%, 3/15/49	8,644,000	8,305,835
NVIDIA Corp. 3.700%, 4/1/60	3,562,000	2,913,691
NXP BV 3.250%, 5/11/41	3,363,000	2,437,032
QUALCOMM, Inc. 4.800%, 5/20/45	1,201,000	1,156,378
4.300%, 5/20/47	321,000	288,132
Texas Instruments, Inc. 4.150%, 5/15/48	406,000	366,706
TSMC Arizona Corp. 3.125%, 10/25/41	2,600,000	2,067,832
3.250%, 10/25/51	4,863,000	3,689,801

		41,438,066

Software (1.2%)
Microsoft Corp. 3.500%, 2/12/35	141,000	131,548
3.450%, 8/8/36	65,000	58,921
4.450%, 11/3/45	925,000	905,331
3.700%, 8/8/46	997,000	867,197
3.950%, 8/8/56	4,796,000	4,267,115
3.041%, 3/17/62	70,000	50,519
Oracle Corp. 4.300%, 7/8/34	145,000	130,917
3.900%, 5/15/35	215,000	184,681
6.500%, 4/15/38	346,000	367,760
3.600%, 4/1/40	6,377,000	4,907,841
4.500%, 7/8/44	571,000	474,663
4.000%, 11/15/47	4,020,000	3,085,508
6.900%, 11/9/52	5,220,000	5,823,692
5.550%, 2/6/53	5,910,000	5,715,956
4.375%, 5/15/55	305,000	242,093

		27,213,742

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc. 4.500%, 2/23/36	439,000	445,261
4.650%, 2/23/46	5,840,000	5,725,251
3.850%, 8/4/46	2,370,000	2,069,098
4.250%, 2/9/47	30,000	28,447
2.850%, 8/5/61	884,000	600,670
Dell International LLC 8.100%, 7/15/36	2,458,000	2,855,321
8.350%, 7/15/46	584,000	705,870
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (e)	2,228,000	2,306,754

		14,736,672

Total Information Technology		100,674,114

Materials (1.7%)
Chemicals (1.0%)
Air Products and Chemicals, Inc. 2.700%, 5/15/40	1,383,000	1,025,647
Dow Chemical Co. (The) 9.400%, 5/15/39	4,030,000	5,407,419
5.550%, 11/30/48	1,381,000	1,333,185
DuPont de Nemours, Inc. 5.319%, 11/15/38	4,616,000	4,535,869
5.419%, 11/15/48	8,454,000	8,269,835
Ecolab, Inc. 5.500%, 12/8/41	1,435,000	1,467,920
3.950%, 12/1/47	202,000	170,218
Nutrien Ltd. 4.125%, 3/15/35	145,000	126,739
5.800%, 3/27/53	1,560,000	1,564,113
Sherwin-Williams Co. (The) 4.500%, 6/1/47	185,000	161,617

		24,062,562

Construction Materials (0.0%)†
Martin Marietta Materials, Inc. 3.200%, 7/15/51	51,000	35,330

Containers & Packaging (0.1%)
International Paper Co. 4.800%, 6/15/44	258,000	227,424
4.400%, 8/15/47	492,000	414,268
Packaging Corp. of America 4.050%, 12/15/49	898,000	708,988

		1,350,680

Metals & Mining (0.6%)
ArcelorMittal SA 6.750%, 3/1/41 (e)	1,435,000	1,440,272
Nucor Corp. 5.200%, 8/1/43	559,000	542,512
4.400%, 5/1/48	3,428,000	2,919,648
Rio Tinto Alcan, Inc. 5.750%, 6/1/35	747,000	769,898
Rio Tinto Finance USA Ltd. 2.750%, 11/2/51	130,000	87,798
Rio Tinto Finance USA plc 4.125%, 8/21/42	1,399,000	1,223,753
Southern Copper Corp. 7.500%, 7/27/35	139,000	161,049
6.750%, 4/16/40	768,000	845,138
5.875%, 4/23/45	121,000	123,133
Vale Overseas Ltd. 6.875%, 11/10/39	5,880,000	6,116,964

		14,230,165

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA 5.500%, 11/2/47	600,000	499,194

Total Materials		40,177,931

Real Estate (0.8%)
Diversified REITs (0.4%)
Simon Property Group LP (REIT) 4.750%, 3/15/42	6,281,000	5,428,757

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
VICI Properties LP (REIT) 5.625%, 5/15/52	$3,450,000	$3,073,260

		8,502,017

Health Care REITs (0.2%)
Ventas Realty LP (REIT) 5.700%, 9/30/43	470,000	441,364
Welltower OP LLC (REIT) 6.500%, 3/15/41	3,077,000	3,159,288
4.950%, 9/1/48	1,523,000	1,344,969

		4,945,621

Industrial REITs (0.1%)
Prologis LP (REIT) 4.375%, 9/15/48	2,339,000	2,001,651
2.125%, 10/15/50	284,000	158,511

		2,160,162

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	440,511
ERP Operating LP (REIT) 4.500%, 7/1/44	205,000	178,668

		619,179

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT) 4.250%, 4/1/45	760,000	587,082
Realty Income Corp. (REIT) 4.650%, 3/15/47	269,000	240,143

		827,225

Specialized REITs (0.0%)†
American Tower Corp. (REIT) 3.700%, 10/15/49	384,000	274,994

Total Real Estate		17,329,198

Utilities (5.5%)
Electric Utilities (4.1%)
AEP Transmission Co. LLC 4.250%, 9/15/48	30,000	25,787
Arizona Public Service Co. 4.350%, 11/15/45	1,626,000	1,307,705
Baltimore Gas & Electric Co. 6.350%, 10/1/36	2,172,000	2,342,286
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	453,827
Commonwealth Edison Co. 5.900%, 3/15/36	3,500,000	3,646,871
3.800%, 10/1/42	263,000	213,205
4.000%, 3/1/48	347,000	288,140
DTE Electric Co.
Series B 3.250%, 4/1/51	3,710,000	2,673,095
Duke Energy Carolinas LLC 6.050%, 4/15/38	5,463,000	5,742,774
4.250%, 12/15/41	93,000	79,860
3.450%, 4/15/51	5,398,000	3,971,742
Duke Energy Corp. 3.300%, 6/15/41	1,991,000	1,465,166
3.500%, 6/15/51	467,000	338,120
Duke Energy Florida LLC 6.400%, 6/15/38	7,694,000	8,403,782
Entergy Arkansas LLC 3.350%, 6/15/52	2,477,000	1,759,807
Entergy Corp. 3.750%, 6/15/50	1,800,000	1,319,212
Eversource Energy 3.450%, 1/15/50	3,723,000	2,704,787
Exelon Corp. 5.600%, 3/15/53	1,810,000	1,823,810
Florida Power & Light Co. 5.690%, 3/1/40	408,000	427,599
4.050%, 10/1/44	7,794,000	6,637,549
Georgia Power Co.
Series B 3.700%, 1/30/50	1,501,000	1,144,347
Kentucky Utilities Co. 5.125%, 11/1/40	1,082,000	1,028,499
Nevada Power Co.
Series N 6.650%, 4/1/36	745,000	802,268
NSTAR Electric Co. 4.400%, 3/1/44	563,000	498,971
Oncor Electric Delivery Co. LLC 3.750%, 4/1/45	1,227,000	992,320
3.800%, 9/30/47	804,000	656,386
Pacific Gas and Electric Co. 4.500%, 7/1/40	1,990,000	1,530,725
4.200%, 6/1/41	1,656,000	1,235,898
3.500%, 8/1/50	11,087,000	7,004,077
6.750%, 1/15/53	1,850,000	1,819,267
PacifiCorp 6.000%, 1/15/39	6,808,000	6,677,965
4.150%, 2/15/50	338,000	258,786
2.900%, 6/15/52	7,791,000	4,856,005
PECO Energy Co. 2.850%, 9/15/51	1,077,000	708,025
Public Service Co. of Colorado 6.500%, 8/1/38	4,110,000	4,497,509
Public Service Electric & Gas Co. 3.800%, 3/1/46	1,072,000	860,935
2.050%, 8/1/50	1,438,000	841,940
Southern California Edison Co. 4.050%, 3/15/42	40,000	32,179
4.650%, 10/1/43	341,000	295,970
4.000%, 4/1/47	1,031,000	816,667
Series H 3.650%, 6/1/51	7,241,000	5,347,600
Southwestern Electric Power Co.
Series J 3.900%, 4/1/45	1,650,000	1,263,134
Virginia Electric and Power Co. 6.350%, 11/30/37	1,553,000	1,656,370
8.875%, 11/15/38	2,047,000	2,711,867
Series B 6.000%, 1/15/36	698,000	723,710
Xcel Energy, Inc. 3.500%, 12/1/49	1,708,000	1,225,075

		95,111,619

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.2%)
Atmos Energy Corp. 2.850%, 2/15/52	$2,436,000	$1,631,669
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	26,153
ONE Gas, Inc. 4.658%, 2/1/44	3,502,000	3,136,167
Southern California Gas Co.
Series UU 4.125%, 6/1/48	31,000	25,724

		4,819,713

Independent Power and Renewable Electricity Producers (0.0%)†
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,065,052

Multi-Utilities (1.1%)
Berkshire Hathaway Energy Co. 4.500%, 2/1/45	1,770,000	1,555,472
2.850%, 5/15/51	82,000	52,725
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,276,754
4.500%, 5/15/58	431,000	359,114
Series 05-A 5.300%, 3/1/35	34,000	33,513
Series 08-B 6.750%, 4/1/38	4,025,000	4,499,092
Series E 4.650%, 12/1/48	61,000	54,006
Consumers Energy Co. 3.950%, 5/15/43	854,000	708,516
3.750%, 2/15/50	793,000	633,887
3.100%, 8/15/50	215,000	151,414
Dominion Energy, Inc.
Series A 4.600%, 3/15/49	459,000	391,726
NiSource, Inc. 5.650%, 2/1/45	4,981,000	4,936,030
San Diego Gas & Electric Co. 2.950%, 8/15/51	2,526,000	1,693,344
Sempra Energy 3.800%, 2/1/38	2,230,000	1,834,247
4.000%, 2/1/48	912,000	706,123
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	160,000	122,926

		25,008,889

Water Utilities (0.1%)
American Water Capital Corp. 4.300%, 9/1/45	1,417,000	1,198,580
4.150%, 6/1/49	2,197,000	1,845,330

		3,043,910

Total Utilities		129,049,183

Total Corporate Bonds		1,117,869,673

Foreign Government Securities (2.9%)
Hungary Government Bond 7.625%, 3/29/41	68,000	76,634
Italian Republic Government Bond 4.000%, 10/17/49	437,000	335,310
3.875%, 5/6/51	5,199,000	3,733,440
Oriental Republic of Uruguay 7.625%, 3/21/36	377,768	465,690
Republic of Chile 3.100%, 5/7/41	10,909,000	8,181,532
4.340%, 3/7/42	600,000	531,330
3.100%, 1/22/61	2,453,000	1,594,278
Republic of Indonesia 3.050%, 3/12/51	7,300,000	5,318,415
5.450%, 9/20/52	2,800,000	2,840,964
3.350%, 3/12/71	485,000	331,871
Republic of Panama 6.700%, 1/26/36	368,000	393,539
Republic of Peru 3.550%, 3/10/51 (x)	7,084,000	5,267,237
2.780%, 12/1/60	635,000	384,874
3.600%, 1/15/72	5,160,000	3,480,317
3.230%, 7/28/21	577,000	345,946
Republic of Philippines 2.650%, 12/10/45	408,000	274,302
Republic of Poland 5.500%, 4/4/53	4,430,000	4,447,188
State of Israel Government Bond 3.875%, 7/3/50	3,436,000	2,812,263
4.500%, 4/3/20	950,000	763,762
United Mexican States 6.350%, 2/9/35	5,200,000	5,454,904
4.280%, 8/14/41	10,597,000	8,735,531
5.550%, 1/21/45	615,000	586,550
5.000%, 4/27/51	5,064,000	4,394,033
4.400%, 2/12/52	3,600,000	2,837,592
3.771%, 5/24/61	6,010,000	4,096,416

Total Foreign Government Securities		67,683,918

Municipal Bonds (2.5%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	3,789,817
American Municipal Power, Inc.
5.939%, 2/15/47	5,330,000	5,740,992
8.084%, 2/15/50	2,995,000	4,051,164
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,316,224
City of Chicago 7.750%, 1/1/42	1,000,000	1,026,944
Commonwealth of Massachusetts 2.663%, 9/1/39	1,174,306	938,115
2.900%, 9/1/49	1,615,000	1,154,081
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.750%, 7/1/34	2,165,000	2,296,176
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,674,885
Golden State Tobacco Securitization Corp., ST APPROP
2.746%, 6/1/34	3,200,000	2,603,879
3.115%, 6/1/38	3,040,000	2,363,925

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	$4,900,000	$3,525,580
Metropolitan Transportation Authority
5.175%, 11/15/49	580,000	528,277
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	159,177
Michigan Finance Authority 3.384%, 12/1/40	1,825,000	1,477,063
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,312,457
4.458%, 10/1/62	3,900,000	3,562,442
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	10,810
San Diego County Regional Transportation Commission
3.248%, 4/1/48	3,130,000	2,415,015
State of California 7.625%, 3/1/40	4,735,000	5,951,841
7.600%, 11/1/40	2,980,000	3,804,496
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,513,183
State of Illinois 6.725%, 4/1/35	456,923	479,731
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.140%, 8/1/40	1,100,000	1,118,852
Texas Transportation Commission 2.472%, 10/1/44	745,000	527,767

Total Municipal Bonds		58,342,893

Supranational (0.2%)
European Investment Bank 4.875%, 2/15/36	2,846,000	3,068,084
Inter-American Development Bank 3.200%, 8/7/42	31,000	26,217
4.375%, 1/24/44	27,000	27,043

Total Supranational		3,121,344

U.S. Government Agency Securities (0.6%)
FHLB 5.500%, 7/15/36	4,730,000	5,356,632
FNMA 5.625%, 7/15/37	5,251,000	6,027,345
Tennessee Valley Authority 6.150%, 1/15/38	1,439,000	1,681,677
5.250%, 9/15/39	172,000	182,080
4.250%, 9/15/65	1,226,000	1,106,272

Total U.S. Government Agency Securities		14,354,006

U.S. Treasury Obligations (44.1%)
U.S. Treasury Bonds 1.125%, 5/15/40	810,000	523,970
1.125%, 8/15/40	16,141,000	10,358,040
1.875%, 2/15/41	76,981,700	55,804,743
4.750%, 2/15/41	11,721,200	12,921,220
2.250%, 5/15/41	138,482,700	106,463,298
1.750%, 8/15/41	28,012,800	19,645,648
2.000%, 11/15/41	141,929,800	103,699,589
2.750%, 11/15/42	8,918,000	7,320,013
4.000%, 11/15/42	20,408,700	20,248,510
3.875%, 2/15/43	10,288,400	10,013,808
3.625%, 8/15/43	26,270,600	24,607,800
3.625%, 2/15/44	404,600	378,382
3.125%, 8/15/44	2,650,300	2,288,841
2.500%, 2/15/45	6,626,000	5,119,735
3.000%, 11/15/45	228,900	192,700
2.875%, 11/15/46	22,082,000	18,160,058
3.000%, 2/15/47	22,856,900	19,204,082
3.000%, 5/15/47	21,783,900	18,304,388
2.750%, 8/15/47	24,998,000	20,067,009
2.750%, 11/15/47	1,070,000	858,941
3.000%, 2/15/48	21,407,600	18,010,910
3.125%, 5/15/48	21,211,700	18,268,343
3.375%, 11/15/48	89,854,900	81,031,787
2.875%, 5/15/49	1,346,800	1,111,414
2.375%, 11/15/49	154,073,200	114,848,567
1.250%, 5/15/50	139,636,300	78,367,327
2.375%, 5/15/51	124,398,400	92,337,399
2.000%, 8/15/51	1,732,000	1,178,525
1.875%, 11/15/51	1,738,600	1,145,618
2.250%, 2/15/52	5,710,000	4,120,146
2.875%, 5/15/52	57,313,100	47,430,253
3.000%, 8/15/52	11,249,000	9,549,147
4.000%, 11/15/52	37,120,800	38,074,281
3.625%, 2/15/53	68,848,200	65,973,643

Total U.S. Treasury Obligations		1,027,628,135

Total Long-Term Debt Securities (98.9%) (Cost $2,898,084,377)		2,304,748,418

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	29,577,132	29,583,047

	Principal Amount	Value (Note 1)

Repurchase Agreement (0.2%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $3,990,102, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $4,069,904. (xx)	$3,988,430	3,988,430

Total Short-Term Investments (1.4%) (Cost $33,571,477)		33,571,477

Total Investments in Securities (100.3%) (Cost $2,931,655,854)		2,338,319,895
Other Assets Less Liabilities (-0.3%)		(5,975,947)

Net Assets (100%)		$2,332,343,948

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $600,706 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,953,765. This was collateralized by cash of $3,988,430 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CME	—	Chicago Mercantile Exchange
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$15,748,449	$—	$15,748,449
Corporate Bonds
Communication Services	—	163,755,542	—	163,755,542
Consumer Discretionary	—	49,437,668	—	49,437,668
Consumer Staples	—	93,134,729	—	93,134,729
Energy	—	76,802,860	—	76,802,860
Financials	—	171,271,525	—	171,271,525
Health Care	—	182,906,365	—	182,906,365
Industrials	—	93,330,558	—	93,330,558
Information Technology	—	100,674,114	—	100,674,114
Materials	—	40,177,931	—	40,177,931
Real Estate	—	17,329,198	—	17,329,198
Utilities	—	129,049,183	—	129,049,183
Foreign Government Securities	—	67,683,918	—	67,683,918
Municipal Bonds	—	58,342,893	—	58,342,893
Short-Term Investments
Investment Company	29,583,047	—	—	29,583,047
Repurchase Agreement	—	3,988,430	—	3,988,430
Supranational	—	3,121,344	—	3,121,344
U.S. Government Agency Securities	—	14,354,006	—	14,354,006
U.S. Treasury Obligations	—	1,027,628,135	—	1,027,628,135

Total Assets	$29,583,047	$2,308,736,848	$—	$2,338,319,895

Total Liabilities	$—	$—	$—	$—

Total	$29,583,047	$2,308,736,848	$—	$2,338,319,895

See Notes to Financial Statements.

1051

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$222,535,458
Long-term U.S. government debt securities	480,930,308

$703,465,766

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$195,111,465
Long-term U.S. government debt securities	387,435,120

$582,546,585

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,828,775
Aggregate gross unrealized depreciation	(599,959,822)

Net unrealized depreciation	$(597,131,047)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,935,450,942

See Notes to Financial Statements.

1052

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $2,927,667,424)	$2,334,331,465
Repurchase Agreements (Cost $3,988,430)	3,988,430
Cash	750,000
Dividends, interest and other receivables	23,520,624
Due from Custodian	2,453,465
Receivable for securities sold	60,253
Receivable for Portfolio shares sold	16,832
Securities lending income receivable	6,029
Other assets	55,212

Total assets	2,365,182,310

LIABILITIES
Payable for securities purchased	27,599,945
Payable for return of collateral on securities loaned	3,988,430
Investment management fees payable	525,485
Payable for Portfolio shares repurchased	477,655
Administrative fees payable	172,314
Distribution fees payable – Class IB	15
Accrued expenses	74,518

Total liabilities	32,838,362

NET ASSETS	$2,332,343,948

Net assets were comprised of:
Paid in capital	$3,218,764,816
Total distributable earnings (loss)	(886,420,868)

Net assets	$2,332,343,948

Class IB
Net asset value, offering and redemption price per share, $74,175 / 10,338 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.17

Class K
Net asset value, offering and redemption price per share, $2,332,269,773 / 324,644,409 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.18

(x)	Includes value of securities on loan of $3,953,765.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$43,251,792
Dividends	230,718
Securities lending (net)	34,243

Total income	43,516,753

EXPENSES
Investment management fees	3,849,458
Administrative fees	1,049,803
Professional fees	72,215
Printing and mailing expenses	66,302
Trustees’ fees	34,400
Custodian fees	32,750
Distribution fees – Class IB	92
Miscellaneous	39,139

Gross expenses	5,144,159
Less: Waiver from investment manager	(671,975)

Net expenses	4,472,184

NET INVESTMENT INCOME (LOSS)	39,044,569

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(147,869,476)
Net change in unrealized appreciation (depreciation) on investments in securities	188,064,230

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,194,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,239,323

See Notes to Financial Statements.

1053

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$39,044,569	$74,434,526
Net realized gain (loss)	(147,869,476)	(183,871,978)
Net change in unrealized appreciation (depreciation)	188,064,230	(775,504,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,239,323	(884,941,460)

Distributions to shareholders:
Class IB	—	(2,306)
Class K	—	(76,477,323)

Total distributions to shareholders	—	(76,479,629)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares issued in reinvestment of dividends and distributions [ 0 and 316 shares, respectively ]	—	2,306

Total Class B transactions	—	2,306

Class K
Capital shares sold [ 32,863,915 and 18,021,009 shares, respectively ]	237,359,386	134,285,997
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,476,908 shares, respectively ]	—	76,477,323
Capital shares repurchased [ (21,737,150) and (58,998,305) shares, respectively]	(155,259,362)	(457,567,787)

Total Class K transactions	82,100,024	(246,804,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	82,100,024	(246,802,161)

TOTAL INCREASE (DECREASE) IN NET ASSETS	161,339,347	(1,208,223,250)
NET ASSETS:
Beginning of period	2,171,004,601	3,379,227,851

End of period	$2,332,343,948	$2,171,004,601

See Notes to Financial Statements.

1054

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	August 2, 2021* to December 31, 2021
Net asset value, beginning of period	$6.92		$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.21	0.07
Net realized and unrealized gain (loss)	0.13		(2.88)	(0.23)

Total from investment operations	0.25		(2.67)	(0.16)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.02)
Distributions from net realized gains	—		(0.01)	—	#

Total dividends and distributions	—		(0.23)	(0.02)

Net asset value, end of period	$7.17		$6.92	$9.82

Total return (b)	3.61%		(27.31)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74		$72	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.65%
Before waivers (a)(f)	0.71%		0.70%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.24%		2.67%	1.69	%(l)
Before waivers (a)(f)	3.18%		2.62%	0.64	%(l)
Portfolio turnover rate^	30	%(z)	49%	10	%(z)

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	August 2, 2021* to December 31, 2021
Net asset value, beginning of period	$6.92		$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23	0.08
Net realized and unrealized gain (loss)	0.14		(2.88)	(0.23)

Total from investment operations	0.26		(2.65)	(0.15)

Less distributions:
Dividends from net investment income	—		(0.24)	(0.03)
Distributions from net realized gains	—		(0.01)	—	#

Total dividends and distributions	—		(0.25)	(0.03)

Net asset value, end of period	$7.18		$6.92	$9.82

Total return (b)	3.76%		(27.12)%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,332,270		$2,170,933	$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.40%	0.40%
Before waivers (a)(f)	0.46%		0.45%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.49%		2.91%	2.02	%(l)
Before waivers (a)(f)	3.43%		2.85%	1.98	%(l)
Portfolio turnover rate^	30	%(z)	49%	10	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1055

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	25.8%
Communication Services	18.9
Consumer Discretionary	16.8
Health Care	15.0
Financials	10.5
Industrials	6.7
Consumer Staples	5.1
Repurchase Agreement	1.5
Cash and Other	(0.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,312.20	$6.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,314.20	6.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,313.30	4.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1056

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (18.9%)
Entertainment (6.5%)
Netflix, Inc.*	82,089	$36,159,384
Walt Disney Co. (The)*	184,280	16,452,518

		52,611,902

Interactive Media & Services (12.4%)
Alphabet, Inc., Class A*	220,900	26,441,730
Alphabet, Inc., Class C*	101,482	12,276,278
Meta Platforms, Inc., Class A*	211,745	60,766,580

		99,484,588

Total Communication Services		152,096,490

Consumer Discretionary (16.8%)
Automobile Components (0.9%)
Mobileye Global, Inc., Class A (x)*	194,343	7,466,658

Automobiles (4.5%)
Tesla, Inc.*	138,944	36,371,371

Broadline Retail (6.4%)
Alibaba Group Holding Ltd. (ADR)*	94,036	7,837,901
Amazon.com, Inc.*	333,846	43,520,165

		51,358,066

Hotels, Restaurants & Leisure (4.3%)
Starbucks Corp.	153,253	15,181,242
Yum China Holdings, Inc.	193,100	10,910,150
Yum! Brands, Inc.	60,924	8,441,020

		34,532,412

Textiles, Apparel & Luxury Goods (0.7%)
Under Armour, Inc., Class A*	719,938	5,197,952

Total Consumer Discretionary		134,926,459

Consumer Staples (5.1%)
Beverages (5.1%)
Boston Beer Co., Inc. (The), Class A*	24,889	7,676,763
Monster Beverage Corp.*	586,846	33,708,434

Total Consumer Staples		41,385,197

Financials (10.5%)
Capital Markets (4.1%)
FactSet Research Systems, Inc.	28,648	11,477,821
MSCI, Inc., Class A	23,702	11,123,112
SEI Investments Co.	178,816	10,661,010

		33,261,943

Financial Services (6.4%)
Block, Inc., Class A*	137,821	9,174,744
PayPal Holdings, Inc.*	128,735	8,590,486
Visa, Inc., Class A	140,429	33,349,079

		51,114,309

Total Financials		84,376,252

Health Care (15.0%)
Biotechnology (5.4%)
Alnylam Pharmaceuticals, Inc.*	103,633	19,684,052
CRISPR Therapeutics AG (x)*	117,245	6,582,134
Regeneron Pharmaceuticals, Inc.*	23,976	17,227,715

		43,493,901

Health Care Equipment & Supplies (1.1%)
Intuitive Surgical, Inc.*	26,967	9,221,096

Health Care Technology (3.5%)
Doximity, Inc., Class A (x)*	436,830	14,860,956
Veeva Systems, Inc., Class A*	66,338	13,117,013

		27,977,969

Life Sciences Tools & Services (1.6%)
Illumina, Inc.*	68,556	12,853,565

Pharmaceuticals (3.4%)
Novartis AG (ADR)	72,561	7,322,130
Novo Nordisk A/S (ADR)	73,797	11,942,569
Roche Holding AG (ADR) (x)	219,915	8,400,753

		27,665,452

Total Health Care		121,211,983

Industrials (6.7%)
Aerospace & Defense (4.6%)
Boeing Co. (The)*	176,035	37,171,551

Air Freight & Logistics (1.4%)
Expeditors International of Washington, Inc.	90,698	10,986,249

Machinery (0.7%)
Deere & Co.	14,907	6,040,167

Total Industrials		54,197,967

Information Technology (25.8%)
IT Services (1.5%)
Shopify, Inc., Class A*	188,869	12,200,937

Semiconductors & Semiconductor Equipment (9.4%)
NVIDIA Corp.	149,111	63,076,935
QUALCOMM, Inc.	109,457	13,029,762

		76,106,697

Software (14.9%)
Autodesk, Inc.*	112,413	23,000,824
Microsoft Corp.	74,887	25,502,019
Oracle Corp.	325,207	38,728,902
Salesforce, Inc.*	77,075	16,282,864
Workday, Inc., Class A*	72,328	16,338,172

		119,852,781

Total Information Technology		208,160,415

Total Common Stocks (98.8%) (Cost $443,347,556)		796,354,763

See Notes to Financial Statements.

1057

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.5%)
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $12,105,105, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $12,348,670. (xx)	$12,099,993	$12,099,993

Total Short-Term Investment (1.5%) (Cost $12,099,993)		12,099,993

Total Investments in Securities (100.3%) (Cost $455,447,549)		808,454,756
Other Assets Less Liabilities (-0.3%)		(2,364,030)

Net Assets (100%)		$806,090,726

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $11,942,696. This was collateralized by $59,827 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.125%, maturing 8/15/23 – 11/15/52 and by cash of $12,099,993 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$152,096,490	$—	$—	$152,096,490
Consumer Discretionary	134,926,459	—	—	134,926,459
Consumer Staples	41,385,197	—	—	41,385,197
Financials	84,376,252	—	—	84,376,252
Health Care	121,211,983	—	—	121,211,983
Industrials	54,197,967	—	—	54,197,967
Information Technology	208,160,415	—	—	208,160,415
Short-Term Investment
Repurchase Agreement	—	12,099,993	—	12,099,993

Total Assets	$796,354,763	$12,099,993	$—	$808,454,756

Total Liabilities	$—	$—	$—	$—

Total	$796,354,763	$12,099,993	$—	$808,454,756

See Notes to Financial Statements.

1058

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,754,599
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$68,673,270

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,971,046
Aggregate gross unrealized depreciation	(46,342,667)

Net unrealized appreciation	$352,628,379

Federal income tax cost of investments in securities and derivative instruments, if applicable	$455,826,377

See Notes to Financial Statements.

1059

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $443,347,556)	$796,354,763
Repurchase Agreements (Cost $12,099,993)	12,099,993
Cash	10,788,173
Receivable for Portfolio shares sold	290,981
Securities lending income receivable	22,409
Dividends, interest and other receivables	18,634
Other assets	8,937

Total assets	819,583,890

LIABILITIES
Payable for return of collateral on securities loaned	12,099,993
Investment management fees payable	453,863
Payable for Portfolio shares repurchased	409,902
Payable for securities purchased	338,314
Distribution fees payable – Class IB	80,073
Administrative fees payable	62,351
Distribution fees payable – Class IA	23,874
Accrued expenses	24,794

Total liabilities	13,493,164

NET ASSETS	$806,090,726

Net assets were comprised of:
Paid in capital	$435,733,979
Total distributable earnings (loss)	370,356,747

Net assets	$806,090,726

Class IA
Net asset value, offering and redemption price per share, $117,508,996 / 12,051,390 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.75

Class IB
Net asset value, offering and redemption price per share, $394,179,894 / 40,113,153 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.83

Class K
Net asset value, offering and redemption price per share, $294,401,836 / 29,874,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

(x)	Includes value of securities on loan of $11,942,696.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $198,812 foreign withholding tax)	$1,814,205
Interest	82,483
Securities lending (net)	82,153

Total income	1,978,841

EXPENSES
Investment management fees	2,738,510
Distribution fees – Class IB	436,866
Administrative fees	343,229
Distribution fees – Class IA	130,890
Professional fees	39,341
Printing and mailing expenses	24,542
Custodian fees	20,967
Trustees’ fees	10,894
Miscellaneous	6,874

Gross expenses	3,752,113
Less: Waiver from investment manager	(255,309)

Net expenses	3,496,804

NET INVESTMENT INCOME (LOSS)	(1,517,963)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	18,223,205
Net change in unrealized appreciation (depreciation) on investments in securities	182,188,309

NET REALIZED AND UNREALIZED GAIN (LOSS)	200,411,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,893,551

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,517,963)	$(2,865,910)
Net realized gain (loss)	18,223,205	52,500,690
Net change in unrealized appreciation (depreciation)	182,188,309	(282,244,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,893,551	(232,610,092)

Distributions to shareholders:
Class IA	—	(10,334,317)
Class IB	—	(37,435,805)
Class K	—	(30,633,923)

Total distributions to shareholders	—	(78,404,045)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 719,255 and 4,292,579 shares, respectively ]	6,421,162	36,381,185
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,309,471 shares, respectively ]	—	10,334,317
Capital shares repurchased [ (1,121,896) and (1,445,206) shares, respectively]	(9,831,478)	(13,069,661)

Total Class IA transactions	(3,410,316)	33,645,841

Class IB
Capital shares sold [ 2,180,823 and 5,237,494 shares, respectively ]	19,149,491	46,504,313
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,702,642 shares, respectively ]	—	37,435,805
Capital shares repurchased [ (2,961,513) and (4,908,242) shares, respectively]	(25,961,223)	(44,976,756)

Total Class IB transactions	(6,811,732)	38,963,362

Class K
Capital shares sold [ 16,423 and 5,053,243 shares, respectively ]	146,234	43,951,586
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,842,800 shares, respectively ]	—	30,633,923
Capital shares repurchased [ (3,010,601) and (3,151,405) shares, respectively]	(27,653,152)	(28,535,019)

Total Class K transactions	(27,506,918)	46,050,490

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,728,966)	118,659,693

TOTAL INCREASE (DECREASE) IN NET ASSETS	161,164,585	(192,354,444)
NET ASSETS:
Beginning of period	644,926,141	837,280,585

End of period	$806,090,726	$644,926,141

See Notes to Financial Statements.

1061

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.43		$11.68	$11.09	$9.25	$7.45	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.05)	(0.06)	(0.03)	— #	0.01
Net realized and unrealized gain (loss)	2.34		(3.18)	1.84	2.86	2.32	(0.21)

Total from investment operations	2.32		(3.23)	1.78	2.83	2.32	(0.20)

Less distributions:
Dividends from net investment income	—		—	—	—	— #	(0.01)
Distributions from net realized gains	—		(1.02)	(1.19)	(0.99)	(0.52)	(0.88)

Total dividends and distributions	—		(1.02)	(1.19)	(0.99)	(0.52)	(0.89)

Net asset value, end of period	$9.75		$7.43	$11.68	$11.09	$9.25	$7.45

Total return (b)	31.22%		(27.94)%	16.22%	30.95%	31.33%	(3.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,509		$92,486	$96,906	$95,527	$81,449	$65,569
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.12%	1.11%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.51)%		(0.53)%	(0.51)%	(0.33)%	— %‡‡	0.11%
Before waivers (a)(f)	(0.58)%		(0.60)%	(0.57)%	(0.40)%	(0.07)%	0.04%
Portfolio turnover rate^	3	%(z)	27%	8%	20%	7%	9%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.48		$11.76	$11.16	$9.31	$7.49	$8.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.05)	(0.06)	(0.03)	— #	0.01
Net realized and unrealized gain (loss)	2.37		(3.21)	1.85	2.87	2.34	(0.21)

Total from investment operations	2.35		(3.26)	1.79	2.84	2.34	(0.20)

Less distributions:
Dividends from net investment income	—		—	—	—	— #	(0.01)
Distributions from net realized gains	—		(1.02)	(1.19)	(0.99)	(0.52)	(0.88)

Total dividends and distributions	—		(1.02)	(1.19)	(0.99)	(0.52)	(0.89)

Net asset value, end of period	$9.83		$7.48	$11.76	$11.16	$9.31	$7.49

Total return (b)	31.42%		(28.02)%	16.20%	30.86%	31.44%	(3.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$394,180		$306,054	$421,734	$385,668	$321,838	$258,438
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.12%	1.11%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.51)%		(0.53)%	(0.51)%	(0.33)%	— %‡‡	0.12%
Before waivers (a)(f)	(0.58)%		(0.60)%	(0.57)%	(0.41)%	(0.07)%	0.04%
Portfolio turnover rate^	3	%(z)	27%	8%	20%	7%	9%

See Notes to Financial Statements.

1062

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.50		$11.75	$11.12	$9.26	$7.45	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.03)	(0.03)	(0.01)	0.02	0.03
Net realized and unrealized gain (loss)	2.36		(3.20)	1.85	2.86	2.33	(0.21)

Total from investment operations	2.35		(3.23)	1.82	2.85	2.35	(0.18)

Less distributions:
Dividends from net investment income	—		—	—	—	(0.02)	(0.03)
Distributions from net realized gains	—		(1.02)	(1.19)	(0.99)	(0.52)	(0.88)

Total dividends and distributions	—		(1.02)	(1.19)	(0.99)	(0.54)	(0.91)

Net asset value, end of period	$9.85		$7.50	$11.75	$11.12	$9.26	$7.45

Total return (b)	31.33%		(27.77)%	16.54%	31.13%	31.78%	(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$294,402		$246,386	$318,641	$307,350	$261,754	$254,494
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%		0.87%	0.86%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.26)%		(0.28)%	(0.26)%	(0.08)%	0.26%	0.37%
Before waivers (a)(f)	(0.33)%		(0.35)%	(0.32)%	(0.16)%	0.18%	0.29%
Portfolio turnover rate^	3	%(z)	27%	8%	20%	7%	9%
‡‡	Amount is less than 0.005.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1063

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Industrials	$196,668,567	15.4%
Information Technology	193,390,769	15.2
Health Care	178,269,862	14.0
Consumer Staples	170,207,561	13.3
Consumer Discretionary	168,675,475	13.2
Materials	157,273,723	12.3
Financials	141,096,606	11.1
Communication Services	33,621,198	2.6
Energy	11,654,734	0.9
Utilities	4,928,414	0.4
Cash and Other	19,829,334	1.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,122.40	$5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,123.70	5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,125.40	4.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1064

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
Aristocrat Leisure Ltd.	305,753	$7,917,317
Flutter Entertainment plc*	80,847	16,238,593
Lottery Corp. Ltd. (The)	773,267	2,652,156
WiseTech Global Ltd.	74,711	4,002,492

		30,810,558

Brazil (0.4%)
Hypera SA	567,118	5,464,856

Canada (5.6%)
Agnico Eagle Mines Ltd.	301,776	15,068,868
Canadian Pacific Kansas City Ltd.	160,620	12,973,270
Element Fleet Management Corp.	723,680	11,023,863
Franco-Nevada Corp.	114,741	16,353,462
RB Global, Inc.	265,482	15,931,926

		71,351,389

China (4.3%)
Alibaba Group Holding Ltd.*	731,000	7,602,448
China Resources Gas Group Ltd.	1,437,400	4,928,414
Kingsoft Corp. Ltd.	1,074,400	4,250,441
Ping An Insurance Group Co. of China Ltd., Class H	1,223,000	7,835,991
Prosus NV*	83,582	6,116,364
Tencent Holdings Ltd.	315,400	13,424,221
Yum China Holdings, Inc.(Hong Kong stock exchange)	54,900	3,102,543
Yum China Holdings, Inc.(New York stock exchange)	128,396	7,254,374

		54,514,796

France (13.4%)
Air Liquide SA	143,228	25,678,204
Capgemini SE	90,105	17,069,600
Dassault Systemes SE	189,670	8,411,123
EssilorLuxottica SA	135,651	25,671,653
Kering SA	22,908	12,687,311
LVMH Moet Hennessy Louis Vuitton SE	52,555	49,597,497
Pernod Ricard SA	119,097	26,313,205
Sodexo SA	50,143	5,521,986

		170,950,579

Germany (9.2%)
Bayer AG (Registered)	284,772	15,743,894
Deutsche Boerse AG	78,832	14,559,033
GEA Group AG	285,274	11,922,183
Merck KGaA	70,895	11,721,236
SAP SE	385,903	52,692,698
Symrise AG, Class A	104,882	10,987,487

		117,626,531

Hong Kong (2.6%)
AIA Group Ltd.	3,213,569	32,788,634

India (3.8%)
HDFC Bank Ltd.	816,919	16,972,961
ITC Ltd.	878,558	4,842,095
Kotak Mahindra Bank Ltd.	276,158	6,218,980
Reliance Industries Ltd.	373,785	11,654,734
UPL Ltd.	1,029,831	8,640,500

		48,329,270

Ireland (0.3%)
Kingspan Group plc	60,165	4,005,702

Israel (0.4%)
Nice Ltd. (ADR)*	27,841	5,749,167

Japan (9.7%)
Chugai Pharmaceutical Co. Ltd.	243,300	6,919,465
Hitachi Ltd.	769,500	47,625,594
Koito Manufacturing Co. Ltd.	293,600	5,329,029
Kose Corp.	28,400	2,730,006
Mitsubishi Heavy Industries Ltd.	87,400	4,088,925
Nitto Denko Corp.	171,600	12,719,846
Nomura Research Institute Ltd.	327,800	9,040,383
Oracle Corp.	103,500	7,691,139
Resonac Holdings Corp.	369,300	6,006,865
Sugi Holdings Co. Ltd.	109,200	4,878,734
Terumo Corp.	331,400	10,539,886
Z Holdings Corp.	2,484,300	5,999,329

		123,569,201

Macau (0.3%)
Sands China Ltd.*	1,106,400	3,786,627

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV, Class O	1,107,495	9,111,260

Netherlands (3.5%)
Akzo Nobel NV	143,692	11,741,145
ASML Holding NV	19,199	13,897,594
Heineken NV	186,638	19,207,245

		44,845,984

Peru (0.9%)
Credicorp Ltd.	78,134	11,535,704

Singapore (1.7%)
DBS Group Holdings Ltd.	766,400	17,920,222
Singapore Technologies Engineering Ltd.	1,375,500	3,752,585

		21,672,807

South Korea (2.2%)
Amorepacific Corp.	100,450	7,441,068
NAVER Corp.	48,951	6,853,771
SK Hynix, Inc.	160,515	14,153,314

		28,448,153

Spain (2.5%)
Amadeus IT Group SA*	418,545	31,910,386

Sweden (1.7%)
Assa Abloy AB, Class B	886,720	21,285,077

Switzerland (3.7%)
Alcon, Inc.	51,180	4,252,323
Novartis AG (Registered)	219,671	22,170,823
Sika AG (Registered)	39,452	11,284,164
Sonova Holding AG (Registered)	35,462	9,446,925

		47,154,235

See Notes to Financial Statements.

1065

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (4.7%)
Delta Electronics, Inc.	1,689,000	$18,780,468
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	415,208	41,902,791

		60,683,259

Thailand (0.6%)
Advanced Info Service PCL	511,800	3,093,436
Kasikornbank PCL	1,150,400	4,228,645

		7,322,081

United Kingdom (6.6%)
Burberry Group plc	319,824	8,607,592
Diageo plc	570,466	24,470,689
Just Eat Takeaway.com NV(m)*	22,896	351,252
London Stock Exchange Group plc	84,001	8,901,313
Ocado Group plc*	161,311	1,165,404
Reckitt Benckiser Group plc	354,580	26,629,080
Rolls-Royce Holdings plc*	7,133,150	13,700,028

		83,825,358

United States (17.2%)
Experian plc	429,914	16,519,691
Linde plc	101,798	38,793,182
Nestle SA (Registered)	436,569	52,530,035
QIAGEN NV*	287,829	12,911,235
Roche Holding AG	174,831	53,427,566
Schneider Electric SE	246,142	44,863,586

		219,045,295

Total Investments in Securities (98.4%) (Cost $845,218,921)		1,255,786,909
Other Assets Less Liabilities (1.6%)		19,829,334

Net Assets (100%)		$1,275,616,243

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $351,252 or 0.0% of net assets.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$30,810,558	$—	$30,810,558
Brazil	5,464,856	—	—	5,464,856
Canada	71,351,389	—	—	71,351,389
China	7,254,374	47,260,422	—	54,514,796
France	—	170,950,579	—	170,950,579
Germany	—	117,626,531	—	117,626,531
Hong Kong	—	32,788,634	—	32,788,634
India	—	48,329,270	—	48,329,270
Ireland	—	4,005,702	—	4,005,702
Israel	5,749,167	—	—	5,749,167
Japan	—	123,569,201	—	123,569,201
Macau	—	3,786,627	—	3,786,627
Mexico	9,111,260	—	—	9,111,260
Netherlands	—	44,845,984	—	44,845,984
Peru	11,535,704	—	—	11,535,704
Singapore	—	21,672,807	—	21,672,807
South Korea	—	28,448,153	—	28,448,153
Spain	—	31,910,386	—	31,910,386
Sweden	—	21,285,077	—	21,285,077
Switzerland	—	47,154,235	—	47,154,235
Taiwan	41,902,791	18,780,468	—	60,683,259

See Notes to Financial Statements.

1066

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Thailand	$—	$7,322,081	$—	$7,322,081
United Kingdom	—	83,825,358	—	83,825,358
United States	38,793,182	180,252,113	—	219,045,295

Total Assets	$191,162,723	$1,064,624,186	$—	$1,255,786,909

Total Liabilities	$—	$—	$—	$—

Total	$191,162,723	$1,064,624,186	$—	$1,255,786,909

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(12,712)	$(12,712)

Total	$(12,712)	$(12,712)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$38,218,899

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$138,710,784
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$240,408,746

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$470,826,855
Aggregate gross unrealized depreciation	(63,289,457)

Net unrealized appreciation	$407,537,398

Federal income tax cost of investments in securities and derivative instruments, if applicable	$848,249,511

See Notes to Financial Statements.

1067

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $845,218,921)	$1,255,786,909
Cash	15,931,885
Foreign cash (Cost $24,623)	24,611
Dividends, interest and other receivables	6,992,943
Receivable for securities sold	725,284
Receivable for Portfolio shares sold	316,658
Other assets	17,092

Total assets	1,279,795,382

LIABILITIES
Payable for securities purchased	1,450,475
Accrued India taxes	1,237,741
Investment management fees payable	756,945
Payable for Portfolio shares repurchased	325,358
Distribution fees payable – Class IB	123,614
Administrative fees payable	99,782
Distribution fees payable – Class IA	12,995
Accrued expenses	172,229

Total liabilities	4,179,139

NET ASSETS	$1,275,616,243

Net assets were comprised of:
Paid in capital	$819,578,256
Total distributable earnings (loss)	456,037,987

Net assets	$1,275,616,243

Class IA
Net asset value, offering and redemption price per share, $63,237,876 / 8,405,490 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.52

Class IB
Net asset value, offering and redemption price per share, $606,134,209 / 80,338,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.54

Class K
Net asset value, offering and redemption price per share, $606,244,158 / 80,383,687 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,350,296 foreign withholding tax)	$17,363,339
Interest	390,024

Total income	17,753,363

EXPENSES
Investment management fees	5,329,640
Distribution fees – Class IB	725,521
Administrative fees	603,812
Custodian fees	142,190
Distribution fees – Class IA	78,471
Professional fees	57,845
Printing and mailing expenses	40,321
Trustees’ fees	19,667
Miscellaneous	15,888

Gross expenses	7,013,355
Less: Waiver from investment manager	(740,630)

Net expenses	6,272,725

NET INVESTMENT INCOME (LOSS)	11,480,638

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $494,069 on realized gain on investments)	14,856,326
Forward foreign currency contracts	(12,712)
Foreign currency transactions	81,396

Net realized gain (loss)	14,925,010

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(240,848) on unrealized depreciation on investments)	123,642,700
Foreign currency translations	98,212

Net change in unrealized appreciation (depreciation)	123,740,912

NET REALIZED AND UNREALIZED GAIN (LOSS)	138,665,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$150,146,560

See Notes to Financial Statements.

1068

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,480,638	$11,231,932
Net realized gain (loss)	14,925,010	59,067,421
Net change in unrealized appreciation (depreciation)	123,740,912	(263,192,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	150,146,560	(192,892,794)

Distributions to shareholders:
Class IA	—	(2,695,572)
Class IB	—	(24,629,966)
Class K	—	(32,505,347)

Total distributions to shareholders	—	(59,830,885)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 177,197 and 3,610,819 shares, respectively ]	1,292,330	25,213,893
Capital shares issued in reinvestment of dividends and distributions [ 0 and 391,624 shares, respectively ]	—	2,695,572
Capital shares repurchased [ (738,719) and (862,305) shares, respectively]	(5,377,452)	(6,096,170)

Total Class IA transactions	(4,085,122)	21,813,295

Class IB
Capital shares sold [ 3,161,997 and 6,653,676 shares, respectively ]	23,056,798	46,872,500
Capital shares issued in connection with merger (Note 8) [ 0 and 23,197,788 shares, respectively ]	—	162,120,470
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,576,377 shares, respectively ]	—	24,629,966
Capital shares repurchased [ (3,124,763) and (8,322,211) shares, respectively]	(22,778,356)	(57,953,609)

Total Class IB transactions	278,442	175,669,327

Class K
Capital shares sold [ 561,544 and 5,013,376 shares, respectively ]	4,105,246	33,393,254
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,743,889 shares, respectively ]	—	32,505,347
Capital shares repurchased [ (14,522,570) and (9,374,344) shares, respectively]	(106,463,641)	(66,094,423)

Total Class K transactions	(102,358,395)	(195,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(106,165,075)	197,286,800

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,981,485	(55,436,879)
NET ASSETS:
Beginning of period	1,231,634,758	1,287,071,637

End of period	$1,275,616,243	$1,231,634,758

See Notes to Financial Statements.

1069

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$6.70		$8.29	$8.64	$8.22	$6.74	$8.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.06	0.03	0.03	0.09	0.07
Net realized and unrealized gain (loss)	0.76		(1.31)	0.75	1.21	1.73	(0.82)

Total from investment operations	0.82		(1.25)	0.78	1.24	1.82	(0.75)

Less distributions:
Dividends from net investment income	—		(0.06)	(0.02)	(0.04)	(0.10)	(0.07)
Distributions from net realized gains	—		(0.28)	(1.11)	(0.78)	(0.24)	(0.76)

Total dividends and distributions	—		(0.34)	(1.13)	(0.82)	(0.34)	(0.83)

Net asset value, end of period	$7.52		$6.70	$8.29	$8.64	$8.22	$6.74

Total return (b)	12.24%		(15.11)%	9.38%	15.45%	27.24%	(9.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,238		$60,037	$48,311	$45,655	$42,215	$32,071
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.15%	1.15%	1.19%
Before waivers (a)(f)	1.21%		1.22%	1.22%	1.22%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%		0.84%	0.32%	0.43%	1.17%	0.87%
Before waivers (a)(f)	1.54%		0.72%	0.20%	0.35%	1.09%	0.83%
Portfolio turnover rate^	11	%(z)	14%	16%	21%	7%	20%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$6.71		$8.31	$8.66	$8.24	$6.76	$8.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.06	0.03	0.03	0.09	0.07
Net realized and unrealized gain (loss)	0.77		(1.32)	0.75	1.21	1.73	(0.81)

Total from investment operations	0.83		(1.26)	0.78	1.24	1.82	(0.74)

Less distributions:
Dividends from net investment income	—		(0.06)	(0.02)	(0.04)	(0.10)	(0.07)
Distributions from net realized gains	—		(0.28)	(1.11)	(0.78)	(0.24)	(0.76)

Total dividends and distributions	—		(0.34)	(1.13)	(0.82)	(0.34)	(0.83)

Net asset value, end of period	$7.54		$6.71	$8.31	$8.66	$8.24	$6.76

Total return (b)	12.37%		(15.20)%	9.35%	15.41%	27.16%	(9.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$606,134		$539,166	$458,875	$396,055	$346,565	$253,137
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.15%	1.15%	1.19%
Before waivers (a)(f)	1.21%		1.22%	1.22%	1.22%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.68%		0.85%	0.31%	0.42%	1.17%	0.88%
Before waivers (a)(f)	1.56%		0.73%	0.19%	0.35%	1.09%	0.85%
Portfolio turnover rate^	11	%(z)	14%	16%	21%	7%	20%

See Notes to Financial Statements.

1071

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$6.70		$8.30	$8.64	$8.23	$6.74	$8.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.08	0.05	0.06	0.11	0.09
Net realized and unrealized gain (loss)	0.77		(1.32)	0.76	1.19	1.74	(0.82)

Total from investment operations	0.84		(1.24)	0.81	1.25	1.85	(0.73)

Less distributions:
Dividends from net investment income	—		(0.08)	(0.04)	(0.06)	(0.12)	(0.09)
Distributions from net realized gains	—		(0.28)	(1.11)	(0.78)	(0.24)	(0.76)

Total dividends and distributions	—		(0.36)	(1.15)	(0.84)	(0.36)	(0.85)

Net asset value, end of period	$7.54		$6.70	$8.30	$8.64	$8.23	$6.74

Total return (b)	12.54%		(15.02)%	9.74%	15.54%	27.68%	(9.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$606,244		$632,432	$779,886	$801,458	$859,248	$974,562
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.90%	0.90%	0.94%
Before waivers (a)(f)	0.97%		0.97%	0.97%	0.97%	0.98%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.90%		1.13%	0.57%	0.72%	1.47%	1.14%
Before waivers (a)(f)	1.78%		1.00%	0.45%	0.65%	1.39%	1.11%
Portfolio turnover rate^	11	%(z)	14%	16%	21%	7%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1072

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	Market Value	% of Net Assets
Industrials	$227,143,861	20.5%
Information Technology	212,344,926	19.2
Financials	169,396,302	15.3
Consumer Staples	166,227,558	15.0
Materials	127,110,175	11.5
Health Care	62,602,755	5.6
Energy	58,848,795	5.3
Consumer Discretionary	46,098,349	4.2
Real Estate	12,699,080	1.1
Cash and Other	25,876,143	2.3

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,124.20	$6.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1073

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.0%)
Glencore plc	2,329,070	$13,211,743
Woodside Energy Group Ltd.	873,125	20,220,330

		33,432,073

Brazil (1.4%)
Petroleo Brasileiro SA (ADR)	537,316	6,646,599
Wheaton Precious Metals Corp.	191,121	8,265,199

		14,911,798

Canada (4.0%)
Agnico Eagle Mines Ltd.	178,523	8,914,358
Franco-Nevada Corp.	244,841	34,895,965

		43,810,323

Denmark (1.5%)
Jyske Bank A/S (Registered)*	71,404	5,430,530
Novozymes A/S, Class B	147,842	6,885,620
Sydbank A/S	91,196	4,216,549

		16,532,699

France (12.5%)
Capgemini SE	56,992	10,796,633
Cie Generale des Etablissements Michelin SCA	206,774	6,112,502
Dassault Systemes SE	187,322	8,306,999
EssilorLuxottica SA	71,003	13,437,161
Legrand SA	298,949	29,656,231
L’Oreal SA	28,868	13,472,044
LVMH Moet Hennessy Louis Vuitton SE	6,116	5,771,826
Pernod Ricard SA	108,416	23,953,352
TotalEnergies SE	475,724	27,264,911

		138,771,659

Germany (10.1%)
adidas AG	48,504	9,407,590
Bayer AG (Registered)	169,913	9,393,804
Beiersdorf AG	87,314	11,552,260
Deutsche Boerse AG	120,093	22,179,292
GEA Group AG	212,736	8,890,672
Knorr-Bremse AG	100,393	7,664,986
LEG Immobilien SE*	69,289	3,979,341
SAP SE	136,895	18,692,176
Symrise AG, Class A	85,654	8,973,153
TAG Immobilien AG*	264,756	2,502,004
Vonovia SE	318,458	6,217,735
Zalando SE (m)*	79,959	2,300,525

		111,753,538

Ireland (5.3%)
AIB Group plc	4,195,672	17,651,957
Bank of Ireland Group plc	1,472,634	14,069,621
CRH plc	254,066	14,032,689
Ryanair Holdings plc (ADR)*	112,608	12,454,445

		58,208,712

Israel (0.3%)
Nice Ltd. (ADR)*	17,675	3,649,887

Japan (13.3%)
Chiba Bank Ltd. (The)	1,099,900	6,672,962
Disco Corp.	67,200	10,631,353
Ezaki Glico Co. Ltd.	164,500	4,306,601
Hachijuni Bank Ltd. (The)	562,400	2,453,168
Hirose Electric Co. Ltd.	115,400	15,359,633
Ito En Ltd.	28,700	791,894
Kansai Paint Co. Ltd.	234,000	3,444,736
Kose Corp.	30,000	2,883,810
Lion Corp.	323,100	3,011,932
Mebuki Financial Group, Inc.	1,425,600	3,409,043
Nomura Research Institute Ltd.	345,300	9,523,014
North Pacific Bank Ltd.	843,100	1,679,581
Resona Holdings, Inc.	3,254,300	15,594,095
Rohto Pharmaceutical Co. Ltd.	705,100	15,926,445
Shimadzu Corp.	548,100	16,968,690
SMC Corp.	27,200	15,117,770
Taisei Corp.	22,600	790,467
Toyo Suisan Kaisha Ltd.	273,500	12,337,162
Yokogawa Electric Corp.	331,000	6,074,420

		146,976,776

Netherlands (2.7%)
ASML Holding NV	10,536	7,626,702
Euronext NV (m)	129,317	8,795,927
Wolters Kluwer NV	109,534	13,908,062

		30,330,691

Portugal (0.4%)
Galp Energia SGPS SA	403,421	4,716,955

South Korea (2.5%)
Samsung Electronics Co. Ltd.	505,586	27,866,100

Spain (2.9%)
Amadeus IT Group SA*	203,746	15,533,846
CaixaBank SA	3,837,251	15,916,342

		31,450,188

Sweden (1.2%)
Epiroc AB, Class A	435,514	8,249,369
Svenska Cellulosa AB SCA, Class B	419,486	5,351,147

		13,600,516

Switzerland (7.9%)
Chocoladefabriken Lindt & Spruengli AG	343	4,308,642
Cie Financiere Richemont SA (Registered)	41,091	6,972,060
Geberit AG (Registered)	15,143	7,928,153
Givaudan SA (Registered)	3,075	10,201,131
Julius Baer Group Ltd.	116,593	7,351,527
Schindler Holding AG	57,490	13,486,801
SGS SA (Registered)	130,775	12,351,555
Sika AG (Registered)	29,168	8,342,708
UBS Group AG (Registered)	831,782	16,923,128

		87,865,705

Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	186,925	18,864,471

United Kingdom (7.4%)
Croda International plc	64,248	4,591,726
Diageo plc	440,586	18,899,361
Hiscox Ltd.	352,108	4,890,012
IMI plc	842,193	17,598,836
Intertek Group plc	203,115	11,025,105

See Notes to Financial Statements.

1074

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NatWest Group plc	4,617,154	$14,176,292
Ocado Group plc*	421,716	3,046,721
Spirax-Sarco Engineering plc	60,760	8,003,292

		82,231,345

United States (19.6%)
Agilent Technologies, Inc.	97,080	11,673,870
Analog Devices, Inc.	99,823	19,446,519
ANSYS, Inc.*	26,657	8,804,007
Bruker Corp.	135,508	10,016,751
Cadence Design Systems, Inc.*	126,788	29,734,322
Experian plc	455,728	17,511,609
Haleon plc	3,362,922	13,839,505
Nestle SA (Registered)	314,963	37,897,829
Roche Holding AG	59,167	18,081,169
Schneider Electric SE	233,210	42,506,508
Willis Towers Watson plc	33,912	7,986,276

		217,498,365

Total Investments in Securities (97.7%) (Cost $903,121,744)		1,082,471,801
Other Assets Less Liabilities (2.3%)		25,876,143

Net Assets (100%)		$1,108,347,944

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $11,096,452 or 1.0% of net assets.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$33,432,073	$—	$33,432,073
Brazil	14,911,798	—	—	14,911,798
Canada	43,810,323	—	—	43,810,323
Denmark	—	16,532,699	—	16,532,699
France	—	138,771,659	—	138,771,659
Germany	—	111,753,538	—	111,753,538
Ireland	12,454,445	45,754,267	—	58,208,712
Israel	3,649,887	—	—	3,649,887
Japan	—	146,976,776	—	146,976,776
Netherlands	—	30,330,691	—	30,330,691
Portugal	—	4,716,955	—	4,716,955
South Korea	—	27,866,100	—	27,866,100
Spain	—	31,450,188	—	31,450,188
Sweden	—	13,600,516	—	13,600,516
Switzerland	—	87,865,705	—	87,865,705
Taiwan	18,864,471	—	—	18,864,471
United Kingdom	—	82,231,345	—	82,231,345
United States	87,661,745	129,836,620	—	217,498,365

Total Assets	$181,352,669	$901,119,132	$—	$1,082,471,801

Total Liabilities	$—	$—	$—	$—

Total	$181,352,669	$901,119,132	$—	$1,082,471,801

See Notes to Financial Statements.

1075

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(6,503)	$(6,503)

Total	$(6,503)	$(6,503)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$53,720,249

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,020,845
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$109,082,517

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,510,804
Aggregate gross unrealized depreciation	(53,568,458)

Net unrealized appreciation	$178,942,346

Federal income tax cost of investments in securities and derivative instruments, if applicable	$903,529,455

See Notes to Financial Statements.

1076

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $903,121,744)	$1,082,471,801
Cash	21,227,824
Foreign cash (Cost $70,778)	70,783
Dividends, interest and other receivables	5,354,605
Receivable for Portfolio shares sold	525,860
Other assets	25,485

Total assets	1,109,676,358

LIABILITIES
Investment management fees payable	696,333
Payable for Portfolio shares repurchased	283,373
Distribution fees payable – Class IB	225,673
Administrative fees payable	84,503
Accrued expenses	38,532

Total liabilities	1,328,414

NET ASSETS	$1,108,347,944

Net assets were comprised of:
Paid in capital	$909,985,794
Total distributable earnings (loss)	198,362,150

Net assets	$1,108,347,944

Class IB
Net asset value, offering and redemption price per share, $1,108,347,944 / 34,683,945 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,022,405 foreign withholding tax)	$17,415,475
Interest	302,711

Total income	17,718,186

EXPENSES
Investment management fees	4,533,750
Distribution fees – Class IB	1,336,883
Administrative fees	502,185
Custodian fees	72,219
Professional fees	50,030
Printing and mailing expenses	33,940
Trustees’ fees	16,223
Miscellaneous	15,034

Gross expenses	6,560,264
Less: Waiver from investment manager	(407,266)

Net expenses	6,152,998

NET INVESTMENT INCOME (LOSS)	11,565,188

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,420,949
Forward foreign currency contracts	(6,503)
Foreign currency transactions	(102,591)

Net realized gain (loss)	3,311,855

Change in unrealized appreciation (depreciation) on:
Investments in securities	108,706,128
Foreign currency translations	97,778

Net change in unrealized appreciation (depreciation)	108,803,906

NET REALIZED AND UNREALIZED GAIN (LOSS)	112,115,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,680,949

See Notes to Financial Statements.

1077

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,565,188	$4,691,344
Net realized gain (loss)	3,311,855	39,849,554
Net change in unrealized appreciation (depreciation)	108,803,906	(351,544,481)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	123,680,949	(307,003,583)

Distributions to shareholders:
Class IB	—	(41,501,945)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 944,289 and 2,716,326 shares, respectively ]	29,155,049	82,601,587
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,409,563 shares, respectively ]	—	41,501,945
Capital shares repurchased [ (1,474,125) and (2,132,476) shares, respectively]	(45,429,595)	(65,630,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,274,546)	58,473,385

TOTAL INCREASE (DECREASE) IN NET ASSETS	107,406,403	(290,032,143)
NET ASSETS:
Beginning of period	1,000,941,541	1,290,973,684

End of period	$1,108,347,944	$1,000,941,541

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$28.42		$38.86		$36.38		$30.67		$24.58		$25.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33		0.14		0.07		0.11		0.20		(0.01)
Net realized and unrealized gain (loss)	3.21		(9.36)		3.62		6.01		6.16		(1.10)

Total from investment operations	3.54		(9.22)		3.69		6.12		6.36		(1.11)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.14)		(0.08)		(0.20)		—
Distributions from net realized gains	—		(1.09)		(1.07)		(0.33)		(0.07)		—

Total dividends and distributions	—		(1.22)		(1.21)		(0.41)		(0.27)		—

Net asset value, end of period	$31.96		$28.42		$38.86		$36.38		$30.67		$24.58

Total return (b)	12.42%		(23.79)%		10.24%		20.03%		25.88%		(4.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,108,348		$1,000,942		$1,290,974		$1,165,985		$1,003,910		$783,554
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.23%		1.23%		1.22%		1.23%		1.25%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.16%		0.46%		0.19%		0.34%		0.70%		(0.22	)%(l)
Before waivers (a)(f)	2.09%		0.38%		0.12%		0.26%		0.60%		(0.36	)%(l)
Portfolio turnover rate^	10	%(z)	30%		13%		12%		14%		1	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1079

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	27.4%
Industrials	23.9
Consumer Discretionary	15.3
Financials	9.9
Health Care	9.7
Materials	4.3
Communication Services	3.8
Consumer Staples	2.4
Real Estate	1.5
Energy	1.4
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,130.00	$5.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1080

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Entertainment (3.8%)
Spotify Technology SA*	41,867	$6,721,747
Take-Two Interactive Software, Inc.*	63,793	9,387,778

Total Communication Services		16,109,525

Consumer Discretionary (15.3%)
Diversified Consumer Services (2.6%)
Bright Horizons Family Solutions, Inc.*	118,071	10,915,664

Hotels, Restaurants & Leisure (5.5%)
Chipotle Mexican Grill, Inc., Class A*	4,291	9,178,449
Hyatt Hotels Corp., Class A	59,681	6,838,249
Las Vegas Sands Corp.*	120,626	6,996,308

		23,013,006

Specialty Retail (5.4%)
O’Reilly Automotive, Inc.*	13,962	13,337,898
Ulta Beauty, Inc.*	20,329	9,566,726

		22,904,624

Textiles, Apparel & Luxury Goods (1.8%)
Lululemon Athletica, Inc.*	20,553	7,779,311

Total Consumer Discretionary		64,612,605

Consumer Staples (2.4%)
Household Products (2.4%)
Church & Dwight Co., Inc.	100,230	10,046,053

Total Consumer Staples		10,046,053

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Diamondback Energy, Inc.	46,264	6,077,239

Total Energy		6,077,239

Financials (9.9%)
Capital Markets (5.7%)
Morningstar, Inc.	23,534	4,614,311
MSCI, Inc., Class A	30,490	14,308,652
Nasdaq, Inc.	97,687	4,869,697

		23,792,660

Insurance (4.2%)
Arthur J Gallagher & Co.	80,967	17,777,924

Total Financials		41,570,584

Health Care (9.7%)
Biotechnology (1.6%)
Legend Biotech Corp. (ADR)*	98,664	6,810,776

Health Care Equipment & Supplies (3.1%)
STERIS plc	59,197	13,318,141

Life Sciences Tools & Services (5.0%)
Agilent Technologies, Inc.	73,978	8,895,855
Mettler-Toledo International, Inc.*	5,269	6,911,031
Waters Corp.*	19,473	5,190,333

		20,997,219

Total Health Care		41,126,136

Industrials (23.9%)
Aerospace & Defense (2.6%)
Howmet Aerospace, Inc.	218,792	10,843,331

Commercial Services & Supplies (4.7%)
Copart, Inc.*	143,823	13,118,096
Waste Connections, Inc.	48,168	6,884,652

		20,002,748

Electrical Equipment (5.5%)
AMETEK, Inc.	77,876	12,606,567
Rockwell Automation, Inc.	32,338	10,653,754

		23,260,321

Machinery (2.4%)
Westinghouse Air Brake Technologies Corp.	90,483	9,923,271

Professional Services (8.7%)
CoStar Group, Inc.*	144,885	12,894,765
Verisk Analytics, Inc., Class A	70,883	16,021,685
Wolters Kluwer NV	62,890	7,985,447

		36,901,897

Total Industrials		100,931,568

Information Technology (27.4%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	23,536	3,814,244

Electronic Equipment, Instruments & Components (1.2%)
Teledyne Technologies, Inc.*	11,751	4,830,954

IT Services (2.8%)
Gartner, Inc.*	33,877	11,867,452

Semiconductors & Semiconductor Equipment (6.8%)
ASM International NV	26,848	11,417,893
Monolithic Power Systems, Inc.	31,792	17,174,992

		28,592,885

Software (15.7%)
ANSYS, Inc.*	12,553	4,145,879
Cadence Design Systems, Inc.*	120,411	28,238,788
Constellation Software, Inc.	6,159	12,760,881
Synopsys, Inc.*	30,509	13,283,924
Tyler Technologies, Inc.*	19,166	7,982,064

		66,411,536

Total Information Technology		115,517,071

Materials (4.3%)
Construction Materials (4.3%)
Vulcan Materials Co.	81,282	18,324,214

Total Materials		18,324,214

Real Estate (1.5%)
Specialized REITs (1.5%)
SBA Communications Corp. (REIT), Class A	27,964	6,480,937

Total Real Estate		6,480,937

Total Investments in Securities (99.6%) (Cost $302,691,000)		420,795,932
Other Assets Less Liabilities (0.4%)		1,606,760

Net Assets (100%)		$422,402,692

See Notes to Financial Statements.

1081

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,109,525	$—	$—	$16,109,525
Consumer Discretionary	64,612,605	—	—	64,612,605
Consumer Staples	10,046,053	—	—	10,046,053
Energy	6,077,239	—	—	6,077,239
Financials	41,570,584	—	—	41,570,584
Health Care	41,126,136	—	—	41,126,136
Industrials	92,946,121	7,985,447	—	100,931,568
Information Technology	104,099,178	11,417,893	—	115,517,071
Materials	18,324,214	—	—	18,324,214
Real Estate	6,480,937	—	—	6,480,937

Total Assets	$401,392,592	$19,403,340	$—	$420,795,932

Total Liabilities	$—	$—	$—	$—

Total	$401,392,592	$19,403,340	$—	$420,795,932

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$73,071,705
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,036,596

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,308,775
Aggregate gross unrealized depreciation	(8,204,912)

Net unrealized appreciation	$118,103,863

Federal income tax cost of investments in securities and derivative instruments, if applicable	$302,692,069

See Notes to Financial Statements.

1082

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $302,691,000)	$420,795,932
Cash	1,908,353
Dividends, interest and other receivables	60,625
Receivable for Portfolio shares sold	53,474
Other assets	20,964

Total assets	422,839,348

LIABILITIES
Investment management fees payable	242,991
Distribution fees payable – Class IB	84,007
Payable for Portfolio shares repurchased	40,977
Administrative fees payable	31,456
Accrued expenses	37,225

Total liabilities	436,656

NET ASSETS	$422,402,692

Net assets were comprised of:
Paid in capital	$311,798,096
Total distributable earnings (loss)	110,604,596

Net assets	$422,402,692

Class IB
Net asset value, offering and redemption price per share, $422,402,692 / 25,586,200 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.51

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,105 foreign withholding tax)	$1,146,961
Interest	53,325

Total income	1,200,286

EXPENSES
Investment management fees	1,669,338
Distribution fees – Class IB	490,980
Administrative fees	184,432
Professional fees	34,021
Printing and mailing expenses	15,697
Custodian fees	9,029
Trustees’ fees	6,041
Miscellaneous	3,827

Gross expenses	2,413,365
Less: Waiver from investment manager	(251,748)

Net expenses	2,161,617

NET INVESTMENT INCOME (LOSS)	(961,331)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,271,837
Foreign currency transactions	8,792

Net realized gain (loss)	4,280,629

Change in unrealized appreciation (depreciation) on:
Investments in securities	45,404,045
Foreign currency translations	(7)

Net change in unrealized appreciation (depreciation)	45,404,038

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,684,667

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,723,336

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(961,331)	$(1,967,949)
Net realized gain (loss)	4,280,629	(10,827,221)
Net change in unrealized appreciation (depreciation)	45,404,038	(126,219,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,723,336	(139,014,560)

Distributions to shareholders:
Class IB	—	(841,175)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 779,869 and 2,079,928 shares, respectively ]	12,047,499	32,218,450
Capital shares issued in reinvestment of dividends and distributions [ 0 and 58,569 shares, respectively ]	—	841,175
Capital shares repurchased [ (949,209) and (1,972,654) shares, respectively]	(14,628,181)	(30,627,365)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,580,682)	2,432,260

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,142,654	(137,423,475)
NET ASSETS:
Beginning of period	376,260,038	513,683,513

End of period	$422,402,692	$376,260,038

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$14.61		$20.07		$17.16		$15.02		$11.06		$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.08)		(0.13)		(0.09)		(0.05)		—	#
Net realized and unrealized gain (loss)	1.94		(5.35)		3.35		4.29		4.06		(1.08)

Total from investment operations	1.90		(5.43)		3.22		4.20		4.01		(1.08)

Less distributions:
Dividends from net investment income	—		—		—		—		—	#	—	#
Distributions from net realized gains	—		(0.03)		(0.31)		(2.06)		(0.05)		—

Total dividends and distributions	—		(0.03)		(0.31)		(2.06)		(0.05)		—	#

Net asset value, end of period	$16.51		$14.61		$20.07		$17.16		$15.02		$11.06

Total return (b)	13.00%		(27.04)%		18.83%		29.76%		36.33%		(8.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$422,403		$376,260		$513,684		$441,210		$347,190		$245,206
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (a)(f)	1.23%		1.23%		1.22%		1.24%		1.25%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.49)%		(0.50)%		(0.72)%		(0.56)%		(0.33)%		(0.11	)%(l)
Before waivers (a)(f)	(0.62)%		(0.62)%		(0.83)%		(0.70)%		(0.48)%		(0.32	)%(l)
Portfolio turnover rate^	19	%(z)	41%		9%		40%		113	%(h)	7	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1085

EQ/MFS TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	66.3%
Communication Services	16.9
Financials	6.5
Industrials	3.7
Consumer Discretionary	3.4
Investment Company	2.5
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,322.30	$6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.22	5.63

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1086

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.9%)
Entertainment (1.0%)
Take-Two Interactive Software, Inc.*	46,364	$6,822,926

Interactive Media & Services (15.9%)
Alphabet, Inc., Class A*	519,637	62,200,549
Meta Platforms, Inc., Class A*	117,540	33,731,629
Pinterest, Inc., Class A*	233,682	6,388,866

		102,321,044

Total Communication Services		109,143,970

Consumer Discretionary (3.4%)
Automobile Components (0.6%)
Mobileye Global, Inc., Class A*	103,510	3,976,854

Broadline Retail (1.0%)
Amazon.com, Inc.*	47,306	6,166,810

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	4,205	11,354,888

Total Consumer Discretionary		21,498,552

Financials (6.5%)
Capital Markets (1.5%)
FactSet Research Systems, Inc.	3,304	1,323,747
MSCI, Inc., Class A	8,124	3,812,512
S&P Global, Inc.	10,875	4,359,679

		9,495,938

Financial Services (2.0%)
FleetCor Technologies, Inc.*	13,318	3,343,884
Mastercard, Inc., Class A	7,567	2,976,101
PayPal Holdings, Inc.*	36,299	2,422,232
WEX, Inc.*	25,009	4,553,389

		13,295,606

Insurance (3.0%)
Aon plc, Class A	21,705	7,492,566
Arthur J Gallagher & Co.	53,692	11,789,152

		19,281,718

Total Financials		42,073,262

Industrials (3.7%)
Industrial Conglomerates (1.8%)
Hitachi Ltd.	185,900	11,505,650

Professional Services (1.9%)
Dun & Bradstreet Holdings, Inc.	255,783	2,959,409
Equifax, Inc.	14,162	3,332,319
Verisk Analytics, Inc., Class A	26,749	6,046,077

		12,337,805

Total Industrials		23,843,455

Information Technology (66.3%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	39,901	6,466,356

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	85,281	7,244,621

IT Services (6.6%)
Accenture plc, Class A	61,351	18,931,691
Endava plc (ADR)*	53,076	2,748,806
Gartner, Inc.*	25,058	8,778,068
Shopify, Inc., Class A*	159,681	10,315,393
Thoughtworks Holding, Inc.*	262,162	1,979,323

		42,753,281

Semiconductors & Semiconductor Equipment (20.9%)
Advanced Micro Devices, Inc.*	112,996	12,871,375
Broadcom, Inc.	29,109	25,250,020
Intel Corp.	100,357	3,355,938
KLA Corp.	17,566	8,519,861
Lam Research Corp.	9,444	6,071,170
Marvell Technology, Inc.	182,518	10,910,926
NVIDIA Corp.	159,257	67,368,896

		134,348,186

Software (36.2%)
Adobe, Inc.*	40,886	19,992,845
Cadence Design Systems, Inc.*	54,190	12,708,639
Constellation Software, Inc.	4,387	9,089,460
Descartes Systems Group, Inc. (The)*	75,143	6,019,381
HubSpot, Inc.*	9,234	4,913,319
Intuit, Inc.	34,399	15,761,278
Microsoft Corp.	255,820	87,116,943
Oracle Corp.	101,603	12,099,901
Palo Alto Networks, Inc.*	51,178	13,076,491
Salesforce, Inc.*	88,503	18,697,144
ServiceNow, Inc.*	38,999	21,916,268
Synopsys, Inc.*	7,201	3,135,387
Topicus.com, Inc.*	44,445	3,645,178
Tyler Technologies, Inc.*	13,034	5,428,270

		233,600,504

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	15,690	3,043,389

Total Information Technology		427,456,337

Total Common Stocks (96.8%) (Cost $457,359,439)		624,015,576

SHORT-TERM INVESTMENT:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	15,873,166	15,876,341

Total Short-Term Investment (2.5%) (Cost $15,880,547)		15,876,341

Total Investments in Securities (99.3%) (Cost $473,239,986)		639,891,917
Other Assets Less Liabilities (0.7%)		4,686,751

Net Assets (100%)		$644,578,668

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1087

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$109,143,970	$—	$—	$109,143,970
Consumer Discretionary	21,498,552	—	—	21,498,552
Financials	42,073,262	—	—	42,073,262
Industrials	12,337,805	11,505,650	—	23,843,455
Information Technology	427,456,337	—	—	427,456,337
Short-Term Investment
Investment Company	15,876,341	—	—	15,876,341

Total Assets	$628,386,267	$11,505,650	$—	$639,891,917

Total Liabilities	$—	$—	$—	$—

Total	$628,386,267	$11,505,650	$—	$639,891,917

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$206,454,020
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$204,705,371

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,363,321
Aggregate gross unrealized depreciation	(15,228,332)

Net unrealized appreciation	$166,134,989

Federal income tax cost of investments in securities and derivative instruments, if applicable	$473,756,928

See Notes to Financial Statements.

1088

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $473,239,986)	$639,891,917
Cash	6,200,000
Receivable for Portfolio shares sold	299,005
Dividends, interest and other receivables	93,049
Other assets	13,137

Total assets	646,497,108

LIABILITIES
Payable for Portfolio shares repurchased	1,303,980
Investment management fees payable	390,559
Distribution fees payable – Class IB	130,165
Administrative fees payable	48,740
Accrued expenses	44,996

Total liabilities	1,918,440

NET ASSETS	$644,578,668

Net assets were comprised of:
Paid in capital	$485,403,170
Total distributable earnings (loss)	159,175,498

Net assets	$644,578,668

Class IB
Net asset value, offering and redemption price per share, $644,578,668 / 23,632,364 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,611 foreign withholding tax)	$1,677,166
Income from non-cash dividends	387,600
Interest	137,295

Total income	2,202,061

EXPENSES
Investment management fees	2,094,519
Distribution fees – Class IB	698,173
Administrative fees	262,238
Professional fees	38,744
Printing and mailing expenses	19,800
Custodian fees	18,418
Trustees’ fees	8,231
Miscellaneous	5,855

Total expenses	3,145,978

NET INVESTMENT INCOME (LOSS)	(943,917)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,112,263
Foreign currency transactions	(27,475)

Net realized gain (loss)	3,084,788

Change in unrealized appreciation (depreciation) on:
Investments in securities	154,475,363
Foreign currency translations	(209)

Net change in unrealized appreciation (depreciation)	154,475,154

NET REALIZED AND UNREALIZED GAIN (LOSS)	157,559,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,616,025

See Notes to Financial Statements.

1089

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(943,917)	$(3,533,994)
Net realized gain (loss)	3,084,788	(8,187,152)
Net change in unrealized appreciation (depreciation)	154,475,154	(260,231,166)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	156,616,025	(271,952,312)

Distributions to shareholders:
Class IB	—	(14,845,916)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,693,076 and 3,087,532 shares, respectively ]	40,523,240	76,683,740
Capital shares issued in reinvestment of dividends and distributions [ 0 and 682,610 shares, respectively ]	—	14,845,916
Capital shares repurchased [ (1,595,931) and (2,727,395) shares, respectively]	(38,099,061)	(69,634,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,424,179	21,894,938

TOTAL INCREASE (DECREASE) IN NET ASSETS	159,040,204	(264,903,290)
NET ASSETS:
Beginning of period	485,538,464	750,441,754

End of period	$644,578,668	$485,538,464

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$20.63		$33.36		$32.15		$22.36		$16.46		$18.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04	)(aa)	(0.16)		(0.31)		(0.21)		(0.13)		(0.02)
Net realized and unrealized gain (loss)	6.69		(11.91)		4.69		10.67		6.03		(1.88)

Total from investment operations	6.65		(12.07)		4.38		10.46		5.90		(1.90)

Less distributions:
Dividends from net investment income	—		—		—		(0.02)		—		—
Distributions from net realized gains	—		(0.66)		(3.17)		(0.65)		—		—

Total dividends and distributions	—		(0.66)		(3.17)		(0.67)		—		—

Net asset value, end of period	$27.28		$20.63		$33.36		$32.15		$22.36		$16.46

Total return (b)	32.23%		(36.29)%		13.76%		46.83%		35.84%		(10.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$644,579		$485,538		$750,442		$666,903		$268,121		$188,253
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.13	%(k)	1.12	%(j)	1.13	%(k)	1.14	%(o)	1.14	%(o)
Before waivers (a)(f)	1.12%		1.13%		1.12%		1.13%		1.16%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.34	)%(bb)	(0.63)%		(0.88)%		(0.77)%		(0.67)%		(0.49	)%(l)
Before waivers (a)(f)	(0.34	)%(bb)	(0.63)%		(0.88)%		(0.77)%		(0.69)%		(0.56	)%(l)
Portfolio turnover rate^	38	%(z)	29%		40%		44%		29%		5	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $(0.06).
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.14% lower.

See Notes to Financial Statements.

1091

EQ/MFS UTILITIES SERIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Utilities	91.0%
Communication Services	5.0
Real Estate	2.6
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$989.50	$5.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	990.60	3.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1092

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (3.8%)
Cellnex Telecom SA (m)	167,580	$6,793,720
Hellenic Telecommunications Organization SA	81,970	1,404,399

		8,198,119

Wireless Telecommunication Services (1.2%)
Rogers Communications, Inc., Class B	46,511	2,122,004
Vodafone Group plc	602,082	568,077

		2,690,081

Total Communication Services		10,888,200

Real Estate (2.6%)
Specialized REITs (2.6%)
SBA Communications Corp. (REIT), Class A	23,872	5,532,575

Total Real Estate		5,532,575

Utilities (91.0%)
Electric Utilities (55.1%)
Alliant Energy Corp.	100,581	5,278,491
American Electric Power Co., Inc.	67,059	5,646,368
CLP Holdings Ltd.	190,000	1,478,872
Constellation Energy Corp.	60,661	5,553,515
Edison International	113,251	7,865,282
EDP – Energias de Portugal SA	597,458	2,924,461
Enel SpA	773,105	5,207,859
Energisa SA	119,700	1,259,947
Equatorial Energia SA	182,000	1,220,505
Evergy, Inc.	76,556	4,472,401
Exelon Corp.	82,715	3,369,809
Iberdrola SA	186,341	2,433,963
NextEra Energy, Inc.	343,135	25,460,617
Orsted A/S (m)	17,716	1,673,762
PG&E Corp.*	801,887	13,856,607
Pinnacle West Capital Corp.	41,017	3,341,245
Portland General Electric Co.	56,629	2,651,936
PPL Corp.	261,675	6,923,920
Southern Co. (The)	148,273	10,416,178
SSE plc	219,454	5,141,194
Xcel Energy, Inc.	42,573	2,646,763

		118,823,695

Gas Utilities (2.6%)
Atmos Energy Corp.	28,804	3,351,058
China Resources Gas Group Ltd.	325,200	1,115,013
Southwest Gas Holdings, Inc.	17,723	1,128,069

		5,594,140

Independent Power and Renewable Electricity Producers (8.3%)
AES Corp. (The)	180,306	3,737,743
EDP Renovaveis SA	338,776	6,785,502
RWE AG	170,343	7,414,554

		17,937,799

Multi-Utilities (25.0%)
Ameren Corp.	82,193	6,712,702
CenterPoint Energy, Inc.	74,772	2,179,604
Dominion Energy, Inc.	228,784	11,848,723
DTE Energy Co.	80,612	8,868,932
E.ON SE	312,415	3,982,147
National Grid plc	290,112	3,833,576
Public Service Enterprise Group, Inc.	54,237	3,395,779
Sempra Energy	69,855	10,170,190
Veolia Environnement SA	91,896	2,905,429

		53,897,082

Total Utilities		196,252,716

Total Investments in Securities (98.6%) (Cost $180,343,193)		212,673,491
Other Assets Less Liabilities (1.4%)		3,016,134

Net Assets (100%)		$215,689,625

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $8,467,482 or 3.9% of net assets.

Glossary:

CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Brazil	1.1%
Canada	1.0
China	0.5
Denmark	0.8
France	1.3
Germany	5.3
Greece	0.7
Hong Kong	0.7
Italy	2.4
Portugal	1.4
Spain	7.4
United Kingdom	4.4
United States	71.6
Cash and Other	1.4

100.0%

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	201,807	USD	150,946	BNP Paribas	7/21/2023	1,428
EUR	12,501	USD	13,606	Brown Brothers Harriman & Co.	7/21/2023	47
EUR	279,499	USD	304,512	HSBC Bank plc	7/21/2023	731
EUR	353,532	USD	381,001	Merrill Lynch International	7/21/2023	5,095
EUR	653,843	USD	709,997	State Street Bank & Trust	7/21/2023	4,072
GBP	84,624	USD	105,937	Brown Brothers Harriman & Co.	7/21/2023	1,549
USD	29,493,714	EUR	26,788,414	Morgan Stanley	7/21/2023	237,809

Total unrealized appreciation						250,731

EUR	194,221	USD	212,714	Brown Brothers Harriman & Co.	7/21/2023	(603)
EUR	337,387	USD	371,391	HSBC Bank plc	7/21/2023	(2,927)
EUR	636,267	USD	694,949	State Street Bank & Trust	7/21/2023	(75)
USD	12,066	CAD	16,088	Brown Brothers Harriman & Co.	7/21/2023	(81)
USD	1,432,290	CAD	1,919,962	HSBC Bank plc	7/21/2023	(17,381)
USD	7,271	EUR	6,682	Brown Brothers Harriman & Co.	7/21/2023	(26)
USD	3,012	EUR	2,762	State Street Bank & Trust	7/21/2023	(4)
USD	74,190	GBP	58,674	Brown Brothers Harriman & Co.	7/21/2023	(334)
USD	61,288	GBP	49,171	HSBC Bank plc	7/21/2023	(1,166)
USD	6,410,738	GBP	5,124,166	State Street Bank & Trust	7/21/2023	(97,720)

Total unrealized depreciation						(120,317)

Net unrealized appreciation						130,414

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,122,004	$8,766,196	$—	$10,888,200
Real Estate	5,532,575	—	—	5,532,575
Utilities	151,356,384	44,896,332	—	196,252,716
Forward Currency Contracts	—	250,731	—	250,731

Total Assets	$159,010,963	$53,913,259	$—	$212,924,222

Liabilities:
Forward Currency Contracts	$—	$(120,317)	$—	$(120,317)

Total Liabilities	$—	$(120,317)	$—	$(120,317)

Total	$159,010,963	$53,792,942	$—	$212,803,905

See Notes to Financial Statements.

1094

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$250,731

Total		$250,731

	Liability Derivatives
Foreign exchange contracts	Payables	$(120,317)

Total		$(120,317)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(3,130,146)	$(3,130,146)

Total	$(3,130,146)	$(3,130,146)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$2,621,564	$2,621,564

Total	$2,621,564	$2,621,564

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$2,094,724
Average amounts sold – in USD	$36,912,303

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$1,428	$—	$—	$1,428
Brown Brothers Harriman & Co.	1,596	(1,044)	—	552
HSBC Bank plc	731	(731)	—	—
Merrill Lynch International	5,095	—	—	5,095
Morgan Stanley	237,809	—	—	237,809
State Street Bank & Trust	4,072	(4,072)	—	—

Total	$250,731	$(5,847)	$—	$244,884

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Brown Brothers Harriman & Co.	$1,044	$(1,044)	$—	$—
HSBC Bank plc	21,474	(731)	—	20,743
State Street Bank & Trust	97,799	(4,072)	—	93,727

Total	$120,317	$(5,847)	$—	$114,470

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,419,582
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,680,381

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,063,430
Aggregate gross unrealized depreciation	(6,529,615)

Net unrealized appreciation	$32,533,815

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,270,090

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $180,343,193)	$212,673,491
Cash	2,527,868
Dividends, interest and other receivables	530,490
Unrealized appreciation on forward foreign currency contracts	250,731
Receivable for Portfolio shares sold	100,141
Receivable for securities sold	45,472
Other assets	5,104

Total assets	216,133,297

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	120,317
Investment management fees payable	111,913
Payable for securities purchased	90,866
Distribution fees payable – Class IB	44,227
Administrative fees payable	16,565
Payable for Portfolio shares repurchased	12,138
Foreign currency overdraft payable	3,330
Accrued expenses	44,316

Total liabilities	443,672

NET ASSETS	$215,689,625

Net assets were comprised of:
Paid in capital	$181,306,496
Total distributable earnings (loss)	34,383,129

Net assets	$215,689,625

Class IB
Net asset value, offering and redemption price per share, $215,636,655 / 6,008,383 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.89

Class K
Net asset value, offering and redemption price per share, $52,970 / 1,443 shares outstanding (unlimited amount authorized: $0.01 par value)†	$36.72

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $147,607 foreign withholding tax)	$3,304,358
Income from non-cash dividends	208,129
Interest	58,157

Total income	3,570,644

EXPENSES
Investment management fees	792,560
Distribution fees – Class IB	271,356
Administrative fees	101,961
Professional fees	32,045
Custodian fees	28,608
Printing and mailing expenses	11,041
Trustees’ fees	3,385
Miscellaneous	7,024

Gross expenses	1,247,980
Less: Waiver from investment manager	(108,203)

Net expenses	1,139,777

NET INVESTMENT INCOME (LOSS)	2,430,867

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,111,075
Forward foreign currency contracts	(3,130,146)
Foreign currency transactions	(8,249)

Net realized gain (loss)	(1,027,320)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(6,440,399)
Forward foreign currency contracts	2,621,564
Foreign currency translations	4,157

Net change in unrealized appreciation (depreciation)	(3,814,678)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,841,998)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,411,131)

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,430,867	$3,189,011
Net realized gain (loss)	(1,027,320)	14,089,618
Net change in unrealized appreciation (depreciation)	(3,814,678)	(16,256,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,411,131)	1,022,142

Distributions to shareholders:
Class IB	—	(17,396,276)
Class K	—	(4,972)

Total distributions to shareholders	—	(17,401,248)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 244,779 and 765,286 shares, respectively ]	8,812,418	29,393,951
Capital shares issued in reinvestment of dividends and distributions [ 0 and 468,140 shares, respectively ]	—	17,396,276
Capital shares repurchased [ (390,833) and (699,131) shares, respectively]	(14,008,001)	(26,842,109)

Total Class IB transactions	(5,195,583)	19,948,118

Class K
Capital shares sold [ 299 and 34 shares, respectively ]	11,044	1,314
Capital shares issued in reinvestment of dividends and distributions [ 0 and 131 shares, respectively ]	—	4,972
Capital shares repurchased [ (580) and (43) shares, respectively]	(21,290)	(1,675)

Total Class K transactions	(10,246)	4,611

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,205,829)	19,952,729

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,616,960)	3,573,623
NET ASSETS:
Beginning of period	223,306,585	219,732,962

End of period	$215,689,625	$223,306,585

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$36.27		$39.09		$35.38		$34.75		$28.70		$29.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40	(aa)	0.56		0.70		0.57		0.66		0.12
Net realized and unrealized gain (loss)	(0.78)		(0.33)		4.20		1.32		6.40		(1.11)

Total from investment operations	(0.38)		0.23		4.90		1.89		7.06		(0.99)

Less distributions:
Dividends from net investment income	—		(1.72)		(0.46)		(0.63)		(0.81)		(0.15)
Distributions from net realized gains	—		(1.33)		(0.73)		(0.56)		(0.20)		—
Return of capital	—		—		—		(0.07)		—		—

Total dividends and distributions	—		(3.05)		(1.19)		(1.26)		(1.01)		(0.15)

Net asset value, end of period	$35.89		$36.27		$39.09		$35.38		$34.75		$28.70

Total return (b)	(1.05)%		0.42%		13.92%		5.55%		24.69%		(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$215,637		$223,243		$219,669		$202,257		$206,297		$169,124
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (a)(f)	1.15%		1.15%		1.15%		1.17%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.24	%(bb)	1.46%		1.90%		1.74%		1.99%		2.11	%(l)
Before waivers (a)(f)	2.14	%(bb)	1.37%		1.80%		1.62%		1.86%		1.97	%(l)
Portfolio turnover rate^	10	%(z)	29%		19%		36%		30%		10	%(z)

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class K			2022		2021		2020		2019
Net asset value, beginning of period	$37.07		$39.87		$36.05		$35.38		$29.20		$30.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.44	(aa)	0.67		0.81		0.67		0.75		0.14
Net realized and unrealized gain (loss)	(0.79)		(0.33)		4.28		1.34		6.52		(1.14)

Total from investment operations	(0.35)		0.34		5.09		2.01		7.27		(1.00)

Less distributions:
Dividends from net investment income	—		(1.81)		(0.54)		(0.69)		(0.89)		(0.16)
Distributions from net realized gains	—		(1.33)		(0.73)		(0.56)		(0.20)		—
Return of capital	—		—		—		(0.09)		—		—

Total dividends and distributions	—		(3.14)		(1.27)		(1.34)		(1.09)		(0.16)

Net asset value, end of period	$36.72		$37.07		$39.87		$36.05		$35.38		$29.20

Total return (b)	(0.94)%		0.70%		14.20%		5.80%		25.01%		(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53		$64		$64		$56		$53		$43
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (a)(f)	0.90%		0.90%		0.90%		0.92%		0.93%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.43	%(bb)	1.71%		2.15%		1.99%		2.24%		2.36	%(l)
Before waivers (a)(f)	2.33	%(bb)	1.62%		2.05%		1.86%		2.11%		2.23	%(l)
Portfolio turnover rate^	10	%(z)	29%		19%		36%		30%		10	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.37 and $0.41 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

1100

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	22.7%
Consumer Discretionary	14.8
Financials	13.4
Information Technology	10.2
Health Care	9.3
Real Estate	7.3
Materials	7.3
Consumer Staples	4.3
Energy	4.1
Utilities	3.3
Communication Services	2.1
Repurchase Agreements	1.6
Investment Company	0.2
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,085.70	$3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.31
Class IB
Actual	1,000.00	1,085.50	3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.31
Class K
Actual	1,000.00	1,086.30	2.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.76	2.06

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.66%, 0.66% and 0.41%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1101

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	218,994	$4,082,048
Iridium Communications, Inc.	123,511	7,672,503

		11,754,551

Entertainment (0.2%)
World Wrestling Entertainment, Inc., Class A	42,570	4,617,568

Interactive Media & Services (0.5%)
TripAdvisor, Inc.*	104,002	1,714,993
Ziff Davis, Inc.*	46,377	3,249,173
ZoomInfo Technologies, Inc., Class A*	264,395	6,712,989

		11,677,155

Media (0.9%)
Cable One, Inc.	4,625	3,038,995
New York Times Co. (The), Class A	160,713	6,328,878
Nexstar Media Group, Inc., Class A	35,170	5,857,563
TEGNA, Inc.	220,716	3,584,428

		18,809,864

Total Communication Services		46,859,138

Consumer Discretionary (14.8%)
Automobile Components (1.7%)
Adient plc*	92,887	3,559,430
Autoliv, Inc.	75,767	6,443,226
Fox Factory Holding Corp.*	41,492	4,502,297
Gentex Corp.	229,225	6,707,123
Goodyear Tire & Rubber Co. (The)*	277,997	3,802,999
Lear Corp.	57,892	8,310,396
Visteon Corp.*	27,806	3,993,220

		37,318,691

Automobiles (0.4%)
Harley-Davidson, Inc.	128,315	4,517,971
Thor Industries, Inc.	52,493	5,433,026

		9,950,997

Broadline Retail (0.5%)
Kohl’s Corp.	108,623	2,503,760
Macy’s, Inc.	267,109	4,287,099
Nordstrom, Inc. (x)	110,832	2,268,731
Ollie’s Bargain Outlet Holdings, Inc.*	56,461	3,270,786

		12,330,376

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	3,707	2,118,476
Grand Canyon Education, Inc.*	30,137	3,110,440
H&R Block, Inc.	149,366	4,760,295
Service Corp. International	148,273	9,576,953

		19,566,164

Hotels, Restaurants & Leisure (3.5%)
Aramark	255,615	11,004,226
Boyd Gaming Corp.	75,310	5,224,255
Choice Hotels International, Inc. (x)	26,008	3,056,460
Churchill Downs, Inc.	64,621	8,993,305
Hilton Grand Vacations, Inc.*	75,396	3,425,994
Light & Wonder, Inc.*	89,372	6,145,219
Marriott Vacations Worldwide Corp.	36,104	4,430,683
Papa John’s International, Inc.	29,148	2,151,997
Penn Entertainment, Inc.*	151,162	3,632,423
Planet Fitness, Inc., Class A*	83,330	5,619,775
Texas Roadhouse, Inc., Class A	65,716	7,378,592
Travel + Leisure Co.	74,841	3,019,086
Wendy’s Co. (The)	165,359	3,596,558
Wingstop, Inc.	29,395	5,883,703
Wyndham Hotels & Resorts, Inc.	84,219	5,774,897

		79,337,173

Household Durables (1.7%)
Helen of Troy Ltd.*	23,578	2,546,896
KB Home	78,738	4,071,542
Leggett & Platt, Inc.	130,561	3,867,217
Taylor Morrison Home Corp., Class A*	107,022	5,219,463
Tempur Sealy International, Inc.	168,773	6,762,734
Toll Brothers, Inc.	101,008	7,986,702
TopBuild Corp.*	31,141	8,284,129

		38,738,683

Leisure Products (1.1%)
Brunswick Corp.	69,358	6,009,177
Mattel, Inc.*	347,175	6,783,799
Polaris, Inc.	52,468	6,344,955
Topgolf Callaway Brands Corp.*	136,535	2,710,220
YETI Holdings, Inc.*	84,989	3,300,973

		25,149,124

Specialty Retail (3.0%)
AutoNation, Inc.*	30,867	5,081,017
Dick’s Sporting Goods, Inc.	60,313	7,972,776
Five Below, Inc.*	54,596	10,730,298
Foot Locker, Inc. (x)	77,893	2,111,679
GameStop Corp., Class A (x)*	248,069	6,015,673
Gap, Inc. (The) (x)	209,253	1,868,629
Lithia Motors, Inc., Class A	27,001	8,211,274
Murphy USA, Inc.	19,656	6,115,178
RH (x)*	17,514	5,772,439
Valvoline, Inc.	136,251	5,110,775
Williams-Sonoma, Inc.	64,405	8,059,642

		67,049,380

Textiles, Apparel & Luxury Goods (2.0%)
Capri Holdings Ltd.*	123,301	4,425,273
Carter’s, Inc.	36,966	2,683,732
Columbia Sportswear Co.	34,685	2,679,069
Crocs, Inc.*	60,836	6,840,400
Deckers Outdoor Corp.*	25,854	13,642,122
PVH Corp.	61,585	5,232,877
Skechers USA, Inc., Class A*	131,698	6,935,217
Under Armour, Inc., Class A*	185,088	1,336,335
Under Armour, Inc., Class C*	185,941	1,247,664

		45,022,689

Total Consumer Discretionary		334,463,277

See Notes to Financial Statements.

1102

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (4.3%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	9,208	$2,840,116
Celsius Holdings, Inc. (x)*	39,918	5,955,366
Coca-Cola Consolidated, Inc.	4,515	2,871,630

		11,667,112

Consumer Staples Distribution & Retail (1.9%)
BJ’s Wholesale Club Holdings, Inc.*	131,813	8,305,537
Casey’s General Stores, Inc.	36,548	8,913,326
Grocery Outlet Holding Corp.*	87,726	2,685,293
Performance Food Group Co.*	153,154	9,225,997
Sprouts Farmers Market, Inc.*	101,073	3,712,411
US Foods Holding Corp.*	222,286	9,780,584

		42,623,148

Food Products (1.4%)
Darling Ingredients, Inc.*	156,506	9,983,518
Flowers Foods, Inc.	189,069	4,704,037
Ingredion, Inc.	64,751	6,860,369
Lancaster Colony Corp.	19,436	3,908,385
Pilgrim’s Pride Corp.*	44,117	948,074
Post Holdings, Inc.*	52,516	4,550,511

		30,954,894

Household Products (0.1%)
Energizer Holdings, Inc.	65,200	2,189,416

Personal Care Products (0.4%)
BellRing Brands, Inc.*	130,258	4,767,443
Coty, Inc., Class A*	359,676	4,420,418

		9,187,861

Total Consumer Staples		96,622,431

Energy (4.1%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	194,180	6,027,347
NOV, Inc.	386,181	6,194,343
Valaris Ltd.*	58,992	3,712,367

		15,934,057

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	329,325	3,820,170
Antero Resources Corp.*	270,833	6,237,284
Chord Energy Corp.	40,754	6,267,965
CNX Resources Corp. (x)*	162,403	2,877,781
DT Midstream, Inc.	95,033	4,710,786
Equitrans Midstream Corp.	424,882	4,061,872
HF Sinclair Corp.	126,377	5,637,678
Matador Resources Co.	111,055	5,810,397
Murphy Oil Corp.	143,920	5,512,136
Ovintiv, Inc.	239,838	9,130,633
PBF Energy, Inc., Class A	107,602	4,405,226
PDC Energy, Inc.	85,780	6,102,389
Range Resources Corp.	236,662	6,957,863
Southwestern Energy Co.*	1,080,167	6,491,804

		78,023,984

Total Energy		93,958,041

Financials (13.4%)
Banks (5.2%)
Associated Banc-Corp.	148,000	2,402,040
Bank OZK (x)	105,728	4,246,037
Cadence Bank	179,199	3,519,468
Cathay General Bancorp	71,146	2,290,190
Columbia Banking System, Inc.	204,464	4,146,530
Commerce Bancshares, Inc.	111,319	5,421,235
Cullen/Frost Bankers, Inc.	63,165	6,792,132
East West Bancorp, Inc.	138,749	7,324,560
First Financial Bankshares, Inc.	127,396	3,629,512
First Horizon Corp.	527,506	5,944,993
FNB Corp.	354,147	4,051,442
Glacier Bancorp, Inc.	108,746	3,389,613
Hancock Whitney Corp.	84,428	3,240,347
Home BancShares, Inc.	184,989	4,217,749
International Bancshares Corp.	51,786	2,288,941
New York Community Bancorp, Inc. (x)	708,288	7,961,157
Old National Bancorp	286,992	4,000,668
Pinnacle Financial Partners, Inc.	75,272	4,264,159
Prosperity Bancshares, Inc.	92,473	5,222,875
SouthState Corp.	74,468	4,899,994
Synovus Financial Corp.	143,317	4,335,339
Texas Capital Bancshares, Inc.*	46,953	2,418,080
UMB Financial Corp.	42,822	2,607,860
United Bankshares, Inc.	132,007	3,916,648
Valley National Bancorp	413,459	3,204,307
Webster Financial Corp.	171,397	6,470,237
Wintrust Financial Corp.	60,020	4,358,652

		116,564,765

Capital Markets (1.9%)
Affiliated Managers Group, Inc.	35,410	5,307,605
Evercore, Inc., Class A	34,603	4,276,585
Federated Hermes, Inc., Class B	83,405	2,990,069
Interactive Brokers Group, Inc., Class A	101,019	8,391,648
Janus Henderson Group plc	129,987	3,542,146
Jefferies Financial Group, Inc.	183,146	6,074,953
SEI Investments Co.	99,371	5,924,499
Stifel Financial Corp.	104,097	6,211,468

		42,718,973

Consumer Finance (0.3%)
FirstCash Holdings, Inc.	36,124	3,371,453
SLM Corp.	237,735	3,879,835

		7,251,288

Financial Services (1.5%)
Essent Group Ltd.	105,204	4,923,547
Euronet Worldwide, Inc.*	46,242	5,427,423
MGIC Investment Corp.	281,126	4,438,980
Voya Financial, Inc.	96,387	6,911,912
Western Union Co. (The)	367,293	4,308,347
WEX, Inc.*	42,020	7,650,581

		33,660,790

Insurance (3.8%)
American Financial Group, Inc.	68,509	8,135,444
Brighthouse Financial, Inc.*	65,580	3,105,213
CNO Financial Group, Inc.	112,359	2,659,538

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
First American Financial Corp.	101,237	$5,772,534
Hanover Insurance Group, Inc. (The)	35,041	3,960,684
Kemper Corp.	62,765	3,029,039
Kinsale Capital Group, Inc.	21,349	7,988,796
Old Republic International Corp.	267,059	6,721,875
Primerica, Inc.	35,532	7,026,808
Reinsurance Group of America, Inc.	65,267	9,051,880
RenaissanceRe Holdings Ltd.	49,269	9,189,654
RLI Corp.	39,767	5,427,002
Selective Insurance Group, Inc.	59,334	5,693,097
Unum Group	181,695	8,666,852

		86,428,416

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
Annaly Capital Management, Inc. (REIT)	484,418	9,693,204
Starwood Property Trust, Inc. (REIT) (x)	306,110	5,938,534

		15,631,738

Total Financials		302,255,970

Health Care (9.3%)
Biotechnology (1.5%)
Arrowhead Pharmaceuticals, Inc.*	104,852	3,739,022
Exelixis, Inc.*	319,397	6,103,677
Halozyme Therapeutics, Inc.*	129,157	4,658,693
Neurocrine Biosciences, Inc.*	95,705	9,024,981
United Therapeutics Corp.*	45,949	10,143,242

		33,669,615

Health Care Equipment & Supplies (3.5%)
Enovis Corp.*	47,038	3,016,077
Envista Holdings Corp.*	160,565	5,433,520
Globus Medical, Inc., Class A*	78,373	4,666,328
Haemonetics Corp.*	49,481	4,212,812
ICU Medical, Inc.*	19,826	3,532,795
Inari Medical, Inc.*	50,469	2,934,268
Integra LifeSciences Holdings Corp.*	69,891	2,874,617
Lantheus Holdings, Inc.*	67,024	5,624,654
LivaNova plc*	52,738	2,712,315
Masimo Corp.*	47,627	7,837,023
Neogen Corp.*	212,078	4,612,696
Omnicell, Inc.*	44,217	3,257,466
Penumbra, Inc.*	37,520	12,909,131
QuidelOrtho Corp.*	52,939	4,386,526
Shockwave Medical, Inc.*	35,924	10,253,069
STAAR Surgical Co.*	47,407	2,492,186

		80,755,483

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	90,271	7,189,183
Amedisys, Inc.*	31,961	2,922,514
Chemed Corp.	14,732	7,979,882
Encompass Health Corp.	98,315	6,656,909
HealthEquity, Inc.*	83,832	5,293,153
Option Care Health, Inc.*	162,214	5,270,333
Patterson Cos., Inc.	85,294	2,836,878
Progyny, Inc.*	75,004	2,950,657
R1 RCM, Inc. (x)*	135,362	2,497,429
Tenet Healthcare Corp.*	99,982	8,136,535

		51,733,473

Health Care Technology (0.2%)
Doximity, Inc., Class A*	116,429	3,960,915

Life Sciences Tools & Services (1.3%)
Azenta, Inc.*	63,918	2,983,692
Bruker Corp.	97,862	7,233,959
Medpace Holdings, Inc.*	24,231	5,819,559
Repligen Corp.*	50,790	7,184,754
Sotera Health Co.*	96,986	1,827,216
Syneos Health, Inc.*	101,673	4,284,500

		29,333,680

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	62,779	7,782,713
Perrigo Co. plc	132,733	4,506,285

		12,288,998

Total Health Care		211,742,164

Industrials (22.7%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	89,696	6,419,543
Curtiss-Wright Corp.	37,608	6,907,085
Hexcel Corp.	82,755	6,291,035
Mercury Systems, Inc.*	57,075	1,974,224
Woodward, Inc.	58,885	7,002,016

		28,593,903

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	116,649	7,327,890

Building Products (3.8%)
Advanced Drainage Systems, Inc.	61,351	6,980,517
Builders FirstSource, Inc.*	125,713	17,096,968
Carlisle Cos., Inc.	49,991	12,824,191
Fortune Brands Innovations, Inc.	124,282	8,942,090
Lennox International, Inc.	31,688	10,332,506
Owens Corning	88,382	11,533,851
Simpson Manufacturing Co., Inc.	41,852	5,796,502
Trex Co., Inc.*	106,719	6,996,498
UFP Industries, Inc.	60,906	5,910,927

		86,414,050

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	45,535	3,088,639
Clean Harbors, Inc.*	49,353	8,115,114
MSA Safety, Inc.	36,204	6,298,048
Stericycle, Inc.*	90,674	4,210,900
Tetra Tech, Inc.	52,209	8,548,702

		30,261,403

Construction & Engineering (1.8%)
AECOM	136,335	11,546,211
EMCOR Group, Inc.	46,635	8,617,215
Fluor Corp.*	140,492	4,158,563
MasTec, Inc.*	58,518	6,903,369
MDU Resources Group, Inc.	199,736	4,182,472
Valmont Industries, Inc.	20,653	6,011,056

		41,418,886

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (2.2%)
Acuity Brands, Inc.	31,189	$5,086,302
EnerSys	40,068	4,348,179
Hubbell, Inc., Class B	52,562	17,427,457
nVent Electric plc	162,492	8,395,962
Regal Rexnord Corp.	65,009	10,004,885
Sunrun, Inc. (x)*	211,480	3,777,033
Vicor Corp.*	21,976	1,186,704

		50,226,522

Ground Transportation (2.0%)
Avis Budget Group, Inc.*	23,400	5,350,878
Hertz Global Holdings, Inc.*	154,600	2,843,094
Knight-Swift Transportation Holdings, Inc., Class A	157,944	8,775,368
Landstar System, Inc.	35,244	6,785,880
Ryder System, Inc.	45,601	3,866,509
Saia, Inc.*	26,025	8,911,220
Werner Enterprises, Inc.	57,811	2,554,090
XPO, Inc.*	113,637	6,704,583

		45,791,622

Machinery (4.8%)
AGCO Corp.	60,946	8,009,523
Chart Industries, Inc.*	41,163	6,577,436
Crane Co.	47,297	4,215,109
Crane NXT Co.	47,297	2,669,443
Donaldson Co., Inc.	118,952	7,435,689
Esab Corp.	50,799	3,380,165
Flowserve Corp.	128,636	4,778,827
Graco, Inc.	165,115	14,257,680
ITT, Inc.	80,821	7,533,325
Lincoln Electric Holdings, Inc.	56,470	11,216,636
Middleby Corp. (The)*	52,490	7,759,597
Oshkosh Corp.	64,062	5,547,129
Terex Corp.	66,501	3,978,755
Timken Co. (The)	64,617	5,914,394
Toro Co. (The)	101,931	10,361,286
Watts Water Technologies, Inc., Class A	26,883	4,939,214

		108,574,208

Marine Transportation (0.2%)
Kirby Corp.*	58,850	4,528,508

Passenger Airlines (0.1%)
JetBlue Airways Corp.*	321,618	2,849,535

Professional Services (3.2%)
ASGN, Inc.*	48,355	3,657,089
CACI International, Inc., Class A*	22,356	7,619,819
Concentrix Corp.	41,873	3,381,245
ExlService Holdings, Inc.*	32,610	4,926,066
Exponent, Inc.	49,861	4,653,028
FTI Consulting, Inc.*	33,329	6,339,176
Genpact Ltd.	166,173	6,243,120
Insperity, Inc.	35,234	4,191,437
KBR, Inc.	133,121	8,660,852
ManpowerGroup, Inc.	49,460	3,927,124
Maximus, Inc.	59,619	5,038,402
Paylocity Holding Corp.*	40,512	7,475,679
Science Applications International Corp.	52,957	5,956,603

		72,069,640

Trading Companies & Distributors (1.6%)
GATX Corp.	34,624	$4,457,494
MSC Industrial Direct Co., Inc., Class A	46,352	4,416,419
Univar Solutions, Inc.*	154,722	5,545,236
Watsco, Inc. (x)	32,782	12,505,350
WESCO International, Inc.	44,255	7,924,300

		34,848,799

Total Industrials		512,904,966

Information Technology (10.2%)
Communications Equipment (0.6%)
Calix, Inc.*	56,528	2,821,313
Ciena Corp.*	146,302	6,216,372
Lumentum Holdings, Inc. (x)*	67,384	3,822,694

		12,860,379

Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	55,406	7,935,801
Avnet, Inc.	89,648	4,522,742
Belden, Inc.	41,736	3,992,048
Cognex Corp.	169,294	9,483,850
Coherent Corp.*	136,707	6,969,323
IPG Photonics Corp.*	30,624	4,159,352
Jabil, Inc.	130,141	14,046,118
Littelfuse, Inc.	24,356	7,095,146
National Instruments Corp.	128,978	7,403,337
Novanta, Inc. (x)*	35,120	6,465,592
TD SYNNEX Corp.	40,722	3,827,868
Vishay Intertechnology, Inc.	125,140	3,679,116
Vontier Corp.	152,637	4,916,438

		84,496,731

IT Services (0.1%)
Kyndryl Holdings, Inc.*	200,831	2,667,036

Semiconductors & Semiconductor Equipment (2.6%)
Allegro MicroSystems, Inc.*	63,915	2,885,123
Amkor Technology, Inc.	98,783	2,938,794
Cirrus Logic, Inc.*	54,198	4,390,580
Lattice Semiconductor Corp.*	135,011	12,970,507
MACOM Technology Solutions Holdings, Inc.*	50,754	3,325,910
MKS Instruments, Inc.	56,319	6,088,084
Power Integrations, Inc.	56,252	5,325,377
Silicon Laboratories, Inc.*	31,384	4,950,512
Synaptics, Inc.*	38,767	3,309,926
Universal Display Corp.	42,713	6,156,225
Wolfspeed, Inc. (x)*	122,089	6,786,927

		59,127,965

Software (2.6%)
ACI Worldwide, Inc.*	106,246	2,461,720
Aspen Technology, Inc.*	28,632	4,799,010
Blackbaud, Inc.*	44,378	3,158,826
CommVault Systems, Inc.*	43,131	3,132,173
Dropbox, Inc., Class A*	266,751	7,114,249
Dynatrace, Inc.*	212,635	10,944,323
Envestnet, Inc.*	53,362	3,167,035
Manhattan Associates, Inc.*	60,838	12,160,299
NCR Corp.*	137,710	3,470,292
Qualys, Inc.*	32,932	4,253,826

See Notes to Financial Statements.

1105

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Teradata Corp.*	99,163	$5,296,296

		59,958,049

Technology Hardware, Storage & Peripherals (0.6%)
Super Micro Computer, Inc.*	44,790	11,163,908
Xerox Holdings Corp.	110,844	1,650,467

		12,814,375

Total Information Technology		231,924,535

Materials (7.3%)
Chemicals (2.4%)
Ashland, Inc.	47,645	4,140,827
Avient Corp.	83,967	3,434,250
Axalta Coating Systems Ltd.*	217,288	7,129,219
Cabot Corp.	55,070	3,683,632
Chemours Co. (The)	146,298	5,396,933
NewMarket Corp.	6,515	2,619,812
Olin Corp.	117,922	6,060,012
RPM International, Inc.	126,442	11,345,641
Scotts Miracle-Gro Co. (The) (x)	40,148	2,516,878
Sensient Technologies Corp.	41,435	2,947,272
Westlake Corp. (x)	33,803	4,038,444

		53,312,920

Construction Materials (0.4%)
Eagle Materials, Inc.	35,361	6,591,998
Knife River Corp.*	49,934	2,172,129

		8,764,127

Containers & Packaging (1.9%)
AptarGroup, Inc.	64,265	7,445,743
Berry Global Group, Inc.	116,916	7,522,375
Crown Holdings, Inc.	117,799	10,233,199
Graphic Packaging Holding Co.	301,255	7,239,158
Greif, Inc., Class A	25,440	1,752,562
Silgan Holdings, Inc.	82,186	3,853,701
Sonoco Products Co.	96,079	5,670,583

		43,717,321

Metals & Mining (2.4%)
Alcoa Corp.	174,983	5,937,173
Cleveland-Cliffs, Inc.*	505,209	8,467,303
Commercial Metals Co.	114,873	6,049,212
MP Materials Corp. (x)*	90,593	2,072,768
Reliance Steel & Aluminum Co.	57,666	15,661,509
Royal Gold, Inc.	64,419	7,394,013
United States Steel Corp.	222,116	5,555,121
Worthington Industries, Inc.	29,769	2,068,052

		53,205,151

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	70,663	5,298,312

Total Materials		164,297,831

Real Estate (7.3%)
Health Care REITs (1.1%)
Healthcare Realty Trust, Inc. (REIT), Class A	373,520	7,044,587
Medical Properties Trust, Inc. (REIT) (x)	586,835	5,434,092
Omega Healthcare Investors, Inc. (REIT)	229,862	7,054,465
Physicians Realty Trust (REIT)	233,831	3,271,296
Sabra Health Care REIT, Inc. (REIT)	226,765	2,669,024

		25,473,464

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	211,498	2,711,404

Industrial REITs (1.4%)
EastGroup Properties, Inc. (REIT)	43,560	7,562,016
First Industrial Realty Trust, Inc. (REIT)	129,709	6,827,882
Rexford Industrial Realty, Inc. (REIT)	197,101	10,292,614
STAG Industrial, Inc. (REIT)	175,940	6,312,727

		30,995,239

Office REITs (0.6%)
Corporate Office Properties Trust (REIT)	110,358	2,621,002
Cousins Properties, Inc. (REIT)	148,787	3,392,344
Highwoods Properties, Inc. (REIT)	103,437	2,473,179
Kilroy Realty Corp. (REIT)	103,389	3,110,975
Vornado Realty Trust (REIT)	158,091	2,867,771

		14,465,271

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	46,850	7,299,230

Residential REITs (0.4%)
Apartment Income REIT Corp. (REIT), Class A	146,341	5,281,446
Independence Realty Trust, Inc. (REIT)	220,017	4,008,710

		9,290,156

Retail REITs (1.4%)
Agree Realty Corp. (REIT)	91,412	5,977,431
Brixmor Property Group, Inc. (REIT)	294,789	6,485,358
Kite Realty Group Trust (REIT)	215,123	4,805,848
NNN REIT, Inc. (REIT)	178,598	7,642,208
Spirit Realty Capital, Inc. (REIT)	138,589	5,457,635

		30,368,480

Specialized REITs (2.0%)
CubeSmart (REIT)	220,372	9,841,813
EPR Properties (REIT)	73,837	3,455,572
Lamar Advertising Co. (REIT), Class A	85,811	8,516,742
Life Storage, Inc. (REIT)	83,460	11,096,842
National Storage Affiliates Trust (REIT)	80,548	2,805,487
PotlatchDeltic Corp. (REIT)	78,385	4,142,647
Rayonier, Inc. (REIT)	145,381	4,564,963

		44,424,066

Total Real Estate		165,027,310

See Notes to Financial Statements.

1106

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.3%)
Electric Utilities (1.2%)
ALLETE, Inc.	56,218	$3,258,957
Hawaiian Electric Industries, Inc.	107,472	3,890,486
IDACORP, Inc.	49,638	5,092,859
OGE Energy Corp.	196,449	7,054,484
PNM Resources, Inc.	84,190	3,796,969
Portland General Electric Co.	94,770	4,438,079

		27,531,834

Gas Utilities (1.2%)
National Fuel Gas Co.	90,045	4,624,711
New Jersey Resources Corp.	95,106	4,489,003
ONE Gas, Inc.	54,329	4,173,011
Southwest Gas Holdings, Inc.	64,372	4,097,278
Spire, Inc.	51,589	3,272,806
UGI Corp.	205,317	5,537,399

		26,194,208

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	51,534	4,146,426

Multi-Utilities (0.3%)
Black Hills Corp.	65,383	3,939,980
NorthWestern Corp.	58,649	3,328,917

		7,268,897

Water Utilities (0.4%)
Essential Utilities, Inc.	235,976	9,417,802

Total Utilities		74,559,167

Total Common Stocks (98.8%) (Cost $1,496,114,043)		2,234,614,830

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $8,060,331, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $8,218,079. (xx)	$8,056,940	8,056,940
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $685,259, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $698,964. (xx)	684,972	684,972
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $15,006,338, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $15,308,278. (xx)	15,000,000	15,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $10,004,225, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $10,204,310. (xx)	10,000,000	10,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $1,000,984, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		34,741,912

Total Short-Term Investments (1.8%)
(Cost $39,741,912)		39,741,912

Total Investments in Securities (100.6%)
(Cost $1,535,855,955)		2,274,356,742
Other Assets Less Liabilities (-0.6%)		(13,132,894)

Net Assets (100%)		$2,261,223,848

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $63,000,529. This was collateralized by $24,576,368 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/15/23 – 5/15/53 and by cash of $39,741,912 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1107

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	89	9/2023	USD	23,532,490	555,640

					555,640

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$46,859,138	$—	$—	$46,859,138
Consumer Discretionary	334,463,277	—	—	334,463,277
Consumer Staples	96,622,431	—	—	96,622,431
Energy	93,958,041	—	—	93,958,041
Financials	302,255,970	—	—	302,255,970
Health Care	211,742,164	—	—	211,742,164
Industrials	512,904,966	—	—	512,904,966
Information Technology	231,924,535	—	—	231,924,535
Materials	164,297,831	—	—	164,297,831
Real Estate	165,027,310	—	—	165,027,310
Utilities	74,559,167	—	—	74,559,167
Futures	555,640	—	—	555,640
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	34,741,912	—	34,741,912

Total Assets	$2,240,170,470	$34,741,912	$—	$2,274,912,382

Total Liabilities	$—	$—	$—	$—

Total	$2,240,170,470	$34,741,912	$—	$2,274,912,382

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$555,640	*

Total		$555,640

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$103,843	$103,843

Total	$103,843	$103,843

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,014,777	$1,014,777

Total	$1,014,777	$1,014,777

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$18,254,406

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$180,580,039
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$201,650,450

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$878,268,368
Aggregate gross unrealized depreciation	(139,546,106)

Net unrealized appreciation	$738,722,262

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,536,190,120

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,501,114,043)	$2,239,614,830
Repurchase Agreements (Cost $34,741,912)	34,741,912
Cash	22,966,045
Dividends, interest and other receivables	2,526,111
Due from broker for futures variation margin	1,556,610
Receivable for Portfolio shares sold	1,047,533
Securities lending income receivable	40,197
Other assets	24,691

Total assets	2,302,517,929

LIABILITIES
Payable for return of collateral on securities loaned	39,741,912
Investment management fees payable	533,926
Distribution fees payable – Class IB	419,250
Payable for Portfolio shares repurchased	391,508
Administrative fees payable	168,350
Distribution fees payable – Class IA	25,730
Accrued expenses	13,405

Total liabilities	41,294,081

NET ASSETS	$2,261,223,848

Net assets were comprised of:
Paid in capital	$1,467,838,712
Total distributable earnings (loss)	793,385,136

Net assets	$2,261,223,848

Class IA
Net asset value, offering and redemption price per share, $130,985,740 / 8,545,240 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.33

Class IB
Net asset value, offering and redemption price per share, $2,107,067,315 / 140,693,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.98

Class K
Net asset value, offering and redemption price per share, $23,170,793 / 1,508,024 shares outstanding (unlimited amount authorized: $0.01 par value)†	$15.36

(x)	Includes value of securities on loan of $63,000,529.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $956 foreign withholding tax)	$18,806,182
Interest	398,954
Securities lending (net)	294,112

Total income	19,499,248

EXPENSES
Investment management fees	3,732,080
Distribution fees – Class IB	2,514,493
Administrative fees	1,013,094
Distribution fees – Class IA	154,188
Professional fees	71,942
Printing and mailing expenses	63,395
Custodian fees	37,989
Trustees’ fees	33,675
Miscellaneous	21,727

Gross expenses	7,642,583
Less: Waiver from investment manager	(548,129)

Net expenses	7,094,454

NET INVESTMENT INCOME (LOSS)	12,404,794

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	16,744,337
Futures contracts	103,843

Net realized gain (loss)	16,848,180

Change in unrealized appreciation (depreciation) on:
Investments in securities	148,575,319
Futures contracts	1,014,777

Net change in unrealized appreciation (depreciation)	149,590,096

NET REALIZED AND UNREALIZED GAIN (LOSS)	166,438,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,843,070

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,404,794	$20,007,124
Net realized gain (loss)	16,848,180	108,440,003
Net change in unrealized appreciation (depreciation)	149,590,096	(472,270,033)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178,843,070	(343,822,906)

Distributions to shareholders:
Class IA	—	(8,989,751)
Class IB	—	(149,516,239)
Class K	—	(1,803,605)

Total distributions to shareholders	—	(160,309,595)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 499,884 and 338,986 shares, respectively ]	7,383,143	5,266,829
Capital shares issued in reinvestment of dividends and distributions [ 0 and 623,738 shares, respectively ]	—	8,989,751
Capital shares repurchased [ (496,683) and (949,319) shares, respectively]	(7,275,608)	(14,755,710)

Total Class IA transactions	107,535	(499,130)

Class IB
Capital shares sold [ 4,518,535 and 6,676,323 shares, respectively ]	64,881,377	100,456,273
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,613,498 shares, respectively ]	—	149,516,239
Capital shares repurchased [ (6,415,902) and (11,920,049) shares, respectively]	(92,272,114)	(180,104,149)

Total Class IB transactions	(27,390,737)	69,868,363

Class K
Capital shares sold [ 66,501 and 91,904 shares, respectively ]	984,171	1,424,730
Capital shares issued in reinvestment of dividends and distributions [ 0 and 124,908 shares, respectively ]	—	1,803,605
Capital shares repurchased [ (169,184) and (301,269) shares, respectively]	(2,517,756)	(4,602,263)

Total Class K transactions	(1,533,585)	(1,373,928)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,816,787)	67,995,305

TOTAL INCREASE (DECREASE) IN NET ASSETS	150,026,283	(436,137,196)
NET ASSETS:
Beginning of period	2,111,197,565	2,547,334,761

End of period	$2,261,223,848	$2,111,197,565

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.12		$17.63	$15.57	$14.68	$12.31	$15.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.10	0.12	0.13	0.14
Net realized and unrealized gain (loss)	1.13		(2.54)	3.57	1.68	2.98	(1.86)

Total from investment operations	1.21		(2.40)	3.67	1.80	3.11	(1.72)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.11)	(0.11)	(0.14)	(0.15)
Distributions from net realized gains	—		(0.96)	(1.50)	(0.80)	(0.60)	(1.17)

Total dividends and distributions	—		(1.11)	(1.61)	(0.91)	(0.74)	(1.32)

Net asset value, end of period	$15.33		$14.12	$17.63	$15.57	$14.68	$12.31

Total return (b)	8.57%		(13.65)%	23.93%	12.80%	25.43%	(11.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$130,986		$120,653	$150,325	$127,485	$123,215	$103,087
Ratio of expenses to average net assets:
After waivers (a)(f)	0.66%		0.66%	0.69%	0.72%	0.72%	0.72%
Before waivers (a)(f)	0.71%		0.71%	0.70%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.15%		0.90%	0.58%	0.89%	0.94%	0.93%
Before waivers (a)(f)	1.10%		0.86%	0.57%	0.89%	0.94%	0.93%
Portfolio turnover rate^	8	%(z)	14%	18%	17%	17%	18%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.80		$17.25	$15.27	$14.41	$12.10	$15.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.10	0.12	0.13	0.14
Net realized and unrealized gain (loss)	1.10		(2.48)	3.49	1.65	2.92	(1.83)

Total from investment operations	1.18		(2.34)	3.59	1.77	3.05	(1.69)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.11)	(0.11)	(0.14)	(0.15)
Distributions from net realized gains	—		(0.96)	(1.50)	(0.80)	(0.60)	(1.17)

Total dividends and distributions	—		(1.11)	(1.61)	(0.91)	(0.74)	(1.32)

Net asset value, end of period	$14.98		$13.80	$17.25	$15.27	$14.41	$12.10

Total return (b)	8.55%		(13.60)%	23.87%	12.84%	25.37%	(11.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,107,067		$1,967,768	$2,367,101	$2,016,103	$1,864,800	$1,557,718
Ratio of expenses to average net assets:
After waivers (a)(f)	0.66%		0.66%	0.69%	0.72%	0.72%	0.72%
Before waivers (a)(f)	0.71%		0.71%	0.70%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.15%		0.91%	0.58%	0.89%	0.94%	0.93%
Before waivers (a)(f)	1.10%		0.86%	0.57%	0.89%	0.94%	0.93%
Portfolio turnover rate^	8	%(z)	14%	18%	17%	17%	18%

See Notes to Financial Statements.

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EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.14		$17.64	$15.58	$14.68	$12.31	$15.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.15	0.15	0.17	0.18
Net realized and unrealized gain (loss)	1.12		(2.54)	3.56	1.70	2.97	(1.86)

Total from investment operations	1.22		(2.36)	3.71	1.85	3.14	(1.68)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.15)	(0.15)	(0.17)	(0.19)
Distributions from net realized gains	—		(0.96)	(1.50)	(0.80)	(0.60)	(1.17)

Total dividends and distributions	—		(1.14)	(1.65)	(0.95)	(0.77)	(1.36)

Net asset value, end of period	$15.36		$14.14	$17.64	$15.58	$14.68	$12.31

Total return (b)	8.63%		(13.37)%	24.18%	13.10%	25.72%	(11.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,171		$22,777	$29,909	$25,082	$27,665	$25,337
Ratio of expenses to average net assets:
After waivers (a)(f)	0.41%		0.41%	0.44%	0.47%	0.47%	0.47%
Before waivers (a)(f)	0.46%		0.46%	0.45%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.39%		1.15%	0.83%	1.13%	1.19%	1.17%
Before waivers (a)(f)	1.34%		1.10%	0.82%	1.13%	1.18%	1.17%
Portfolio turnover rate^	8	%(z)	14%	18%	17%	17%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1113

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	17.5%
Financials	13.8
Exchange Traded Funds	10.3
Consumer Discretionary	8.3
Real Estate	7.7
Information Technology	7.1
Health Care	5.4
Materials	5.2
Investment Companies	4.8
Utilities	4.4
Energy	3.9
Consumer Staples	3.7
Communication Services	2.2
Repurchase Agreements	1.4
Cash and Other	4.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,061.50	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.12	4.73
Class IB
Actual	1,000.00	1,062.40	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.12	4.73
Class K
Actual	1,000.00	1,063.40	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.35	3.48

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	27,742	$517,111
Iridium Communications, Inc.	904	56,156

		573,267

Entertainment (1.1%)
AMC Entertainment Holdings, Inc., Class A (x)*	58,801	258,724
Electronic Arts, Inc.	31,063	4,028,871
Liberty Media Corp.-Liberty Formula One, Class A*	2,595	175,474
Liberty Media Corp.-Liberty Formula One, Class C*	68,792	5,178,662
Live Nation Entertainment, Inc.*	13,729	1,250,849
Madison Square Garden Sports Corp.	2,106	396,033
Playtika Holding Corp.*	2,115	24,534
Roku, Inc., Class A*	12,235	782,551
Take-Two Interactive Software, Inc.*	18,696	2,751,303
Warner Bros Discovery, Inc.*	249,823	3,132,781

		17,979,782

Interactive Media & Services (0.3%)
Cargurus, Inc., Class A*	81,602	1,846,653
IAC, Inc.*	8,712	547,114
Match Group, Inc.*	3,128	130,907
Taboola.com Ltd.*	532,768	1,656,908
TripAdvisor, Inc.*	13,452	221,824
ZoomInfo Technologies, Inc., Class A*	17,075	433,534

		4,836,940

Media (0.7%)
Cable One, Inc.	594	390,306
DISH Network Corp., Class A*	28,051	184,856
Fox Corp., Class A	33,162	1,127,508
Fox Corp., Class B	15,223	485,462
Interpublic Group of Cos., Inc. (The)	43,698	1,685,869
Liberty Broadband Corp., Class A*	1,604	127,887
Liberty Broadband Corp., Class C*	10,467	838,511
Liberty Media Corp.-Liberty SiriusXM, Class A*	8,415	276,096
Liberty Media Corp.-Liberty SiriusXM, Class C*	17,402	569,568
New York Times Co. (The), Class A	18,300	720,654
News Corp., Class A	43,149	841,406
News Corp., Class B	13,195	260,205
Nexstar Media Group, Inc., Class A	2,548	424,369
Omnicom Group, Inc.	22,367	2,128,220
Paramount Global, Class A (x)	1,458	27,060
Paramount Global, Class B (x)	65,378	1,040,164
Sirius XM Holdings, Inc. (x)	73,006	330,717

		11,458,858

Total Communication Services		34,848,847

Consumer Discretionary (8.3%)
Automobile Components (1.0%)
Aptiv plc*	30,689	3,133,040
BorgWarner, Inc.	57,607	2,817,558
Gentex Corp.	164,251	4,805,984
Lear Corp.	16,435	2,359,244
QuantumScape Corp., Class A (x)*	34,045	272,020
Visteon Corp.*	18,873	2,710,352

		16,098,198

Automobiles (0.2%)
Harley-Davidson, Inc.	14,845	522,692
Lucid Group, Inc. (x)*	84,428	581,709
Rivian Automotive, Inc., Class A*	58,485	974,360
Thor Industries, Inc.	5,805	600,818

		2,679,579

Broadline Retail (0.3%)
eBay, Inc.	56,838	2,540,090
Etsy, Inc.*	6,106	516,629
Kohl’s Corp.	12,523	288,655
Macy’s, Inc.	30,659	492,077
Nordstrom, Inc. (x)	12,930	264,677
Ollie’s Bargain Outlet Holdings, Inc.*	4,742	274,704

		4,376,832

Distributors (0.3%)
Genuine Parts Co.	15,902	2,691,095
LKQ Corp.	30,196	1,759,521

		4,450,616

Diversified Consumer Services (0.1%)
ADT, Inc.	26,204	158,010
Bright Horizons Family Solutions, Inc.*	5,701	527,057
Grand Canyon Education, Inc.*	2,469	254,825
H&R Block, Inc.	6,057	193,037
Mister Car Wash, Inc.*	8,481	81,842
Service Corp. International	10,725	692,728

		1,907,499

Hotels, Restaurants & Leisure (2.5%)
Aramark	26,539	1,142,504
Boyd Gaming Corp.	8,326	577,575
Caesars Entertainment, Inc.*	13,777	702,214
Carnival Corp. (x)*	112,670	2,121,576
Darden Restaurants, Inc.	7,294	1,218,682
Denny’s Corp.*	204,779	2,522,877
DoorDash, Inc., Class A*	7,422	567,189
Expedia Group, Inc.*	4,363	477,269
Hilton Worldwide Holdings, Inc.	15,800	2,299,690
Hyatt Hotels Corp., Class A	5,271	603,951
International Game Technology plc	51,902	1,655,155
Marriott Vacations Worldwide Corp.	4,139	507,938
MGM Resorts International	33,996	1,493,104
Norwegian Cruise Line Holdings Ltd.*	36,361	791,579
Penn Entertainment, Inc. (x)*	17,369	417,377
Planet Fitness, Inc., Class A*	5,052	340,707
Red Rock Resorts, Inc., Class A	257,633	12,052,072
Royal Caribbean Cruises Ltd.*	18,547	1,924,066
Travel + Leisure Co.	4,601	185,604
Vail Resorts, Inc.	12,269	3,088,843
Wyndham Hotels & Resorts, Inc.	64,133	4,397,600
Wynn Resorts Ltd.	11,054	1,167,413
Yum! Brands, Inc.	3,879	537,435

		40,792,420

See Notes to Financial Statements.

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (1.9%)
DR Horton, Inc.	35,284	$4,293,710
Garmin Ltd.	17,419	1,816,628
Leggett & Platt, Inc.	15,012	444,655
Lennar Corp., Class A	28,201	3,533,867
Lennar Corp., Class B	1,556	175,797
Meritage Homes Corp.	23,971	3,410,354
Mohawk Industries, Inc.*	5,993	618,238
Newell Brands, Inc.	43,106	375,022
NVR, Inc.*	1,753	11,132,637
PulteGroup, Inc.	25,145	1,953,264
Tempur Sealy International, Inc.	15,069	603,815
Toll Brothers, Inc.	12,513	989,403
TopBuild Corp.*	3,357	893,029
Whirlpool Corp.	6,063	902,114

		31,142,533

Leisure Products (0.2%)
Brunswick Corp.	7,360	637,670
Hasbro, Inc.	14,808	959,114
Mattel, Inc.*	39,890	779,451
Polaris, Inc.	5,571	673,701

		3,049,936

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	6,702	471,151
AutoNation, Inc.*	3,452	568,234
Bath & Body Works, Inc.	25,966	973,725
Best Buy Co., Inc.	19,060	1,561,967
Burlington Stores, Inc.*	11,189	1,761,037
CarMax, Inc.*	39,852	3,335,612
Dick’s Sporting Goods, Inc.	6,307	833,722
GameStop Corp., Class A (x)*	30,351	736,012
Gap, Inc. (The)	22,023	196,665
Lithia Motors, Inc., Class A	3,067	932,705
Monro, Inc.	60,178	2,445,032
Murphy USA, Inc.	119	37,022
Penske Automotive Group, Inc. (x)	2,275	379,083
Petco Health & Wellness Co., Inc., Class A*	11,185	99,546
RH (x)*	1,547	509,876
Ross Stores, Inc.	2,551	286,044
Valvoline, Inc.	14,353	538,381
Victoria’s Secret & Co.*	4,909	85,564
Wayfair, Inc., Class A (x)*	6,059	393,896
Williams-Sonoma, Inc.	6,433	805,026

		16,950,300

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	13,864	497,579
Carter’s, Inc.	4,169	302,669
Columbia Sportswear Co.	25,540	1,972,710
Hanesbrands, Inc. (x)	289,834	1,315,846
PVH Corp.	7,066	600,398
Ralph Lauren Corp., Class A	4,605	567,797
Skechers USA, Inc., Class A*	14,644	771,153
Steven Madden Ltd.	123,732	4,044,799
Tapestry, Inc.	25,035	1,071,498
Under Armour, Inc., Class A*	21,360	154,219
Under Armour, Inc., Class C*	20,429	137,079
VF Corp.	39,616	756,269
Wolverine World Wide, Inc.	119,607	1,757,027

		13,949,043

Total Consumer Discretionary		135,396,956

Consumer Staples (3.7%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	82	25,292
Brown-Forman Corp., Class A	1,142	77,736
Brown-Forman Corp., Class B	4,294	286,753
Molson Coors Beverage Co., Class B	19,812	1,304,422

		1,694,203

Consumer Staples Distribution & Retail (1.1%)
Albertsons Cos., Inc., Class A	43,149	941,511
BJ’s Wholesale Club Holdings, Inc.*	9,859	621,216
Casey’s General Stores, Inc.	3,613	881,138
Dollar Tree, Inc.*	23,646	3,393,201
Grocery Outlet Holding Corp.*	11,318	346,444
Kroger Co. (The)	73,989	3,477,483
Performance Food Group Co.*	9,203	554,389
US Foods Holding Corp.*	134,605	5,922,620
Walgreens Boots Alliance, Inc.	81,220	2,313,958

		18,451,960

Food Products (2.3%)
Bunge Ltd.	16,927	1,597,063
Cal-Maine Foods, Inc.	122,554	5,514,930
Campbell Soup Co.	21,679	990,947
Conagra Brands, Inc.	53,926	1,818,385
Darling Ingredients, Inc.*	17,960	1,145,668
Flowers Foods, Inc.	21,293	529,770
Freshpet, Inc. (x)*	3,752	246,919
Hormel Foods Corp.	32,811	1,319,659
Ingredion, Inc.	7,474	791,870
J M Smucker Co. (The)	11,687	1,725,819
Kellogg Co.	29,456	1,985,334
Lamb Weston Holdings, Inc.	923	106,099
Lancaster Colony Corp.	31,758	6,386,216
McCormick & Co., Inc. (Non-Voting)	28,489	2,485,096
Pilgrim’s Pride Corp.*	4,653	99,993
Post Holdings, Inc.*	107,096	9,279,868
Seaboard Corp.	32	113,943
Tyson Foods, Inc., Class A	31,498	1,607,658

		37,745,237

Household Products (0.1%)
Church & Dwight Co., Inc.	2,880	288,662
Reynolds Consumer Products, Inc.	6,154	173,851
Spectrum Brands Holdings, Inc.	4,549	355,049

		817,562

Personal Care Products (0.1%)
BellRing Brands, Inc.*	44,508	1,628,993
Coty, Inc., Class A*	40,826	501,752
Olaplex Holdings, Inc.*	14,763	54,918

		2,185,663

Total Consumer Staples		60,894,625

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (3.9%)
Energy Equipment & Services (0.6%)
Baker Hughes Co., Class A	114,869	$3,631,009
Halliburton Co.	81,392	2,685,122
NOV, Inc.	44,455	713,059
Seadrill Ltd.*	30,108	1,242,557
TechnipFMC plc*	49,747	826,795

		9,098,542

Oil, Gas & Consumable Fuels (3.3%)
Antero Midstream Corp.	25,586	296,798
Antero Resources Corp.*	32,046	738,019
APA Corp.	4,009	136,988
Chesapeake Energy Corp.	14,378	1,203,151
Civitas Resources, Inc.	39,760	2,758,151
Coterra Energy, Inc.	476,450	12,054,185
Devon Energy Corp.	72,676	3,513,158
Diamondback Energy, Inc.	45,298	5,950,345
DT Midstream, Inc.	10,995	545,022
EQT Corp.	40,863	1,680,695
Hess Corp.	13,929	1,893,648
HF Sinclair Corp.	15,999	713,715
Marathon Oil Corp.	218,464	5,029,041
ONEOK, Inc.	47,888	2,955,647
Ovintiv, Inc. (x)	81,422	3,099,736
PDC Energy, Inc.	9,824	698,879
Phillips 66	52,259	4,984,463
Range Resources Corp.	26,529	779,953
Southwestern Energy Co.*	124,315	747,133
Williams Cos., Inc. (The)	138,104	4,506,334

		54,285,061

Total Energy		63,383,603

Financials (13.8%)
Banks (4.2%)
Ameris Bancorp	98,961	3,385,456
Bank OZK (x)	103,822	4,169,492
BankUnited, Inc.	62,783	1,352,974
BOK Financial Corp.	67,654	5,465,090
Cadence Bank	168,070	3,300,895
Citizens Financial Group, Inc.	54,736	1,427,515
Columbia Banking System, Inc.	23,558	477,756
Comerica, Inc.	14,911	631,630
Commerce Bancshares, Inc.	12,949	630,616
Cullen/Frost Bankers, Inc.	6,707	721,204
East West Bancorp, Inc.	15,915	840,153
Fifth Third Bancorp	76,954	2,016,964
First Citizens BancShares, Inc., Class A	1,101	1,413,078
First Hawaiian, Inc.	14,411	259,542
First Horizon Corp.	60,556	682,466
First Interstate BancSystem, Inc., Class A	76,053	1,813,104
FNB Corp.	40,512	463,457
Huntington Bancshares, Inc.	163,056	1,757,744
KeyCorp	105,602	975,762
Live Oak Bancshares, Inc.	167,510	4,407,188
M&T Bank Corp.	18,752	2,320,748
New York Community Bancorp, Inc. (x)	550,767	6,190,621
NU Holdings Ltd., Class A*	82,377	649,955
Pinnacle Financial Partners, Inc.	8,525	482,941
Popular, Inc.	7,973	482,526
Prosperity Bancshares, Inc.	9,869	557,401
Regions Financial Corp.	105,958	1,888,172
SouthState Corp.	52,225	3,436,405
Synovus Financial Corp.	119,863	3,625,856
Triumph Financial, Inc.*	23,059	1,400,142
Webster Financial Corp.	276,299	10,430,287
Western Alliance Bancorp	12,250	446,757
Wintrust Financial Corp.	6,892	500,497
Zions Bancorp NA	16,487	442,841

		69,047,235

Capital Markets (2.2%)
Affiliated Managers Group, Inc.	4,040	605,556
Bank of New York Mellon Corp. (The)	89,602	3,989,081
Blue Owl Capital, Inc., Class A	43,092	502,022
Carlyle Group, Inc. (The)	23,907	763,829
Cboe Global Markets, Inc.	11,923	1,645,493
Coinbase Global, Inc., Class A (x)*	18,891	1,351,651
Evercore, Inc., Class A	4,033	498,438
Franklin Resources, Inc.	32,258	861,611
Houlihan Lokey, Inc., Class A	5,216	512,785
Interactive Brokers Group, Inc., Class A	11,309	939,439
Invesco Ltd.	42,038	706,659
Janus Henderson Group plc	15,168	413,328
Jefferies Financial Group, Inc.	22,771	755,314
KKR & Co., Inc.	55,220	3,092,320
Lazard Ltd., Class A	12,401	396,832
MSCI, Inc., Class A	4,407	2,068,161
Nasdaq, Inc.	38,721	1,930,242
Northern Trust Corp.	23,226	1,721,976
Raymond James Financial, Inc.	22,155	2,299,024
Robinhood Markets, Inc., Class A*	74,224	740,756
SEI Investments Co.	11,529	687,359
State Street Corp.	37,840	2,769,131
Stifel Financial Corp.	41,351	2,467,414
T. Rowe Price Group, Inc.	25,008	2,801,396
TPG, Inc., Class A	5,162	151,040
Tradeweb Markets, Inc., Class A	8,493	581,601
Virtu Financial, Inc., Class A	10,124	173,019
XP, Inc., Class A*	34,520	809,839

		36,235,316

Consumer Finance (0.8%)
Ally Financial, Inc.	30,664	828,235
Bread Financial Holdings, Inc.	69,848	2,192,529
Credit Acceptance Corp. (x)*	758	385,011
Discover Financial Services	28,738	3,358,035
OneMain Holdings, Inc.	12,710	555,300
PRA Group, Inc.*	89,756	2,050,924
SLM Corp.	16,557	270,210
SoFi Technologies, Inc. (x)*	103,698	864,841
Synchrony Financial	48,367	1,640,609

		12,145,694

Financial Services (1.6%)
Affirm Holdings, Inc., Class A (x)*	24,652	377,915
Block, Inc., Class A*	38,607	2,570,068
Euronet Worldwide, Inc.*	2,685	315,138

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	67,128	$3,671,902
FleetCor Technologies, Inc.*	9,395	2,358,897
Global Payments, Inc.	29,664	2,922,497
Jack Henry & Associates, Inc.	5,630	942,068
MGIC Investment Corp.	32,642	515,417
Mr Cooper Group, Inc.*	122,744	6,215,756
Rocket Cos., Inc., Class A (x)*	9,879	88,516
TFS Financial Corp. (x)	5,672	71,297
UWM Holdings Corp., Class A (x)	6,752	37,811
Voya Financial, Inc.	68,393	4,904,462
Western Union Co. (The)	24,907	292,159
WEX, Inc.*	2,626	478,116

		25,762,019

Insurance (4.8%)
Aegon NV (Registered) (NYRS)	979,919	4,968,189
Aflac, Inc.	68,251	4,763,920
Allstate Corp. (The)	29,741	3,242,959
American Financial Group, Inc.	8,245	979,094
Arch Capital Group Ltd.*	34,833	2,607,250
Arthur J Gallagher & Co.	22,666	4,976,774
Assurant, Inc.	5,994	753,566
Assured Guaranty Ltd.	6,439	359,296
Axis Capital Holdings Ltd.	8,808	474,135
Brighthouse Financial, Inc.*	46,044	2,180,183
Brown & Brown, Inc.	35,230	2,425,233
Cincinnati Financial Corp.	17,404	1,693,757
CNA Financial Corp.	2,949	113,890
Enstar Group Ltd.*	9,731	2,376,700
Everest Re Group Ltd.	15,790	5,397,969
Fidelity National Financial, Inc.	29,404	1,058,544
First American Financial Corp.	11,356	647,519
Globe Life, Inc.	10,057	1,102,448
Hanover Insurance Group, Inc. (The)	31,845	3,599,440
Hartford Financial Services Group, Inc. (The)	34,527	2,486,635
James River Group Holdings Ltd.	137,314	2,507,354
Kemper Corp.	114,913	5,545,701
Lincoln National Corp.	17,770	457,755
Loews Corp.	62,629	3,718,910
Markel Group, Inc.*	1,489	2,059,555
Old Republic International Corp.	30,808	775,437
Primerica, Inc.	1,443	285,368
Principal Financial Group, Inc.	27,407	2,078,547
Prudential Financial, Inc.	41,621	3,671,805
Reinsurance Group of America, Inc.	7,535	1,045,029
RenaissanceRe Holdings Ltd.	24,218	4,517,141
RLI Corp.	3,550	484,469
Unum Group	22,269	1,062,231
W R Berkley Corp.	24,107	1,435,813
White Mountains Insurance Group Ltd.	281	390,284
Willis Towers Watson plc	10,573	2,489,942

		78,732,842

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	64,983	658,278
Annaly Capital Management, Inc. (REIT)	55,953	1,119,619
Rithm Capital Corp. (REIT)	54,593	510,445
Starwood Property Trust, Inc. (REIT) (x)	33,391	647,785

		2,936,127

Total Financials		224,859,233

Health Care (5.4%)
Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc.*	2,765	525,184
Biogen, Inc.*	16,336	4,653,310
BioMarin Pharmaceutical, Inc.*	18,709	1,621,696
Exact Sciences Corp.*	13,215	1,240,888
Exelixis, Inc.*	9,522	181,965
Horizon Therapeutics plc*	2,946	302,996
Incyte Corp.*	5,474	340,757
Ionis Pharmaceuticals, Inc.*	2,243	92,030
Karuna Therapeutics, Inc.*	427	92,595
Mirati Therapeutics, Inc.*	5,676	205,074
Roivant Sciences Ltd.*	2,420	24,394
United Therapeutics Corp.*	5,116	1,129,357

		10,410,246

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	57,314	2,611,226
Boston Scientific Corp.*	31,171	1,686,039
Cooper Cos., Inc. (The)	5,508	2,111,932
Dentsply Sirona, Inc.	115,881	4,637,558
Enovis Corp.*	108,366	6,948,428
Envista Holdings Corp.*	18,553	627,834
Globus Medical, Inc., Class A*	8,965	533,776
Hologic, Inc.*	27,544	2,230,238
ICU Medical, Inc.*	18,269	3,255,353
Integra LifeSciences Holdings Corp.*	88,158	3,625,939
QuidelOrtho Corp.*	6,054	501,634
STERIS plc	11,245	2,529,900
Tandem Diabetes Care, Inc.*	6,315	154,970
Teleflex, Inc.	12,167	2,944,779
Zimmer Biomet Holdings, Inc.	23,810	3,466,736

		37,866,342

Health Care Providers & Services (1.2%)
Acadia Healthcare Co., Inc.*	10,163	809,381
agilon health, Inc.*	3,380	58,609
Amedisys, Inc.*	3,630	331,927
Cardinal Health, Inc.	14,272	1,349,703
Chemed Corp.	474	256,752
Encompass Health Corp.	51,458	3,484,221
Henry Schein, Inc.*	14,771	1,197,928
Laboratory Corp. of America Holdings	10,030	2,420,540
Molina Healthcare, Inc.*	18,158	5,469,916
Premier, Inc., Class A	13,437	371,667
Quest Diagnostics, Inc.	12,695	1,784,409
R1 RCM, Inc.*	17,324	319,628
Tenet Healthcare Corp.*	11,439	930,906
Universal Health Services, Inc., Class B	6,867	1,083,407

		19,868,994

See Notes to Financial Statements.

1118

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Certara, Inc.*	8,633	$157,207
Doximity, Inc., Class A*	6,953	236,541
Teladoc Health, Inc.*	18,765	475,130

		868,878

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	6,262	753,006
Avantor, Inc.*	76,482	1,570,940
Azenta, Inc.*	7,718	360,276
Bio-Rad Laboratories, Inc., Class A*	2,381	902,685
Bio-Techne Corp.	1,005	82,038
Charles River Laboratories International, Inc.*	5,752	1,209,358
ICON plc*	7,862	1,967,072
Illumina, Inc.*	12,585	2,359,562
IQVIA Holdings, Inc.*	1,526	342,999
Maravai LifeSciences Holdings, Inc., Class A*	5,241	65,146
QIAGEN NV*	25,772	1,160,513
Repligen Corp.*	3,511	496,666
Revvity, Inc.	14,313	1,700,241
Sotera Health Co.*	3,323	62,605
Syneos Health, Inc.*	11,689	492,575

		13,525,682

Pharmaceuticals (0.4%)
Catalent, Inc.*	20,383	883,807
Elanco Animal Health, Inc.*	55,533	558,662
Jazz Pharmaceuticals plc*	3,334	413,316
Organon & Co.	28,949	602,429
Perrigo Co. plc	15,287	518,993
Royalty Pharma plc, Class A	42,089	1,293,816
Viatris, Inc.	135,604	1,353,328

		5,624,351

Total Health Care		88,164,493

Industrials (17.5%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	8,577	613,856
Curtiss-Wright Corp.	25,639	4,708,859
HEICO Corp.	536	94,840
HEICO Corp., Class A	896	125,977
Hexcel Corp.	9,550	725,991
Howmet Aerospace, Inc.	83,969	4,161,504
Huntington Ingalls Industries, Inc.	4,442	1,010,999
Mercury Systems, Inc.*	5,618	194,326
Spirit AeroSystems Holdings, Inc., Class A	74,249	2,167,328
Textron, Inc.	22,825	1,543,655
TransDigm Group, Inc.	4,940	4,417,200
Woodward, Inc.	6,703	797,054

		20,561,589

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	2,879	271,634
Expeditors International of Washington, Inc.	15,078	1,826,398
GXO Logistics, Inc.*	13,260	832,993

		2,931,025

Building Products (2.0%)
A O Smith Corp.	12,314	896,213
Allegion plc	746	89,535
Armstrong World Industries, Inc.	3,592	263,868
AZEK Co., Inc. (The), Class A*	14,438	437,327
Builders FirstSource, Inc.*	43,201	5,875,336
Carlisle Cos., Inc.	5,742	1,472,995
Carrier Global Corp.	94,474	4,696,303
Fortune Brands Innovations, Inc.	74,066	5,329,049
Hayward Holdings, Inc.*	12,514	160,805
Lennox International, Inc.	3,623	1,181,352
Masco Corp.	25,487	1,462,444
Owens Corning	10,177	1,328,098
PGT Innovations, Inc.*	64,059	1,867,320
Trane Technologies plc	18,204	3,481,697
Zurn Elkay Water Solutions Corp.	142,424	3,829,781

		32,372,123

Commercial Services & Supplies (0.7%)
Cintas Corp.	1,081	537,344
Clean Harbors, Inc.*	20,723	3,407,483
Driven Brands Holdings, Inc.*	7,674	207,658
MSA Safety, Inc.	3,470	603,641
RB Global, Inc.	4,838	290,280
Republic Services, Inc., Class A	23,420	3,587,241
Stericycle, Inc.*	44,781	2,079,630
Tetra Tech, Inc.	4,918	805,273

		11,518,550

Construction & Engineering (0.5%)
AECOM	14,837	1,256,546
EMCOR Group, Inc.	3,475	642,110
Fluor Corp.*	68,859	2,038,226
MasTec, Inc.*	7,044	830,981
MDU Resources Group, Inc.	22,896	479,442
Quanta Services, Inc.	12,011	2,359,561
Valmont Industries, Inc.	2,196	639,146
WillScot Mobile Mini Holdings Corp.*	16,672	796,755

		9,042,767

Electrical Equipment (1.6%)
Acuity Brands, Inc.	3,606	588,066
AMETEK, Inc.	26,079	4,221,669
Generac Holdings, Inc.*	6,892	1,027,804
Godha Cabcon & Insulation Ltd. (r)*	15,718	—
Hubbell, Inc., Class B	3,304	1,095,474
nVent Electric plc	18,643	963,284
Plug Power, Inc. (x)*	58,872	611,680
Regal Rexnord Corp.	55,353	8,518,827
Sensata Technologies Holding plc	140,204	6,307,778
Sunrun, Inc. (x)*	23,912	427,068
Vertiv Holdings Co., Class A	34,579	856,522
Vicor Corp.*	45,353	2,449,062

		27,067,234

Ground Transportation (0.6%)
Avis Budget Group, Inc.*	1,519	347,350
Hertz Global Holdings, Inc.*	15,237	280,208
JB Hunt Transport Services, Inc.	7,492	1,356,277
Knight-Swift Transportation Holdings, Inc., Class A	79,662	4,426,021

See Notes to Financial Statements.

1119

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Landstar System, Inc.	826	$159,038
Old Dominion Freight Line, Inc.	772	285,447
Ryder System, Inc.	5,199	440,823
Saia, Inc.*	2,678	916,974
Schneider National, Inc., Class B	6,690	192,137
U-Haul Holding Co. (x)	626	34,630
U-Haul Holding Co. (New York stock exchange)	5,636	285,576
XPO, Inc.*	12,908	761,572

		9,486,053

Machinery (4.7%)
AGCO Corp.	7,156	940,442
Allison Transmission Holdings, Inc.	9,295	524,796
CNH Industrial NV	110,786	1,595,318
Crane Co.	5,436	484,456
Crane NXT Co.	5,451	307,654
Cummins, Inc.	16,078	3,941,683
Donaldson Co., Inc.	8,027	501,768
Dover Corp.	15,814	2,334,937
Energy Recovery, Inc.*	115,656	3,232,585
Esab Corp.	118,279	7,870,285
Flowserve Corp.	80,826	3,002,686
Fortive Corp.	40,095	2,997,903
Gates Industrial Corp. plc*	434,539	5,857,586
Graco, Inc.	11,193	966,516
IDEX Corp.	7,876	1,695,388
Ingersoll Rand, Inc.	45,889	2,999,305
ITT, Inc.	9,364	872,818
John Bean Technologies Corp.	29,949	3,632,814
Lincoln Electric Holdings, Inc.	411	81,637
Middleby Corp. (The)*	33,498	4,952,009
Nordson Corp.	6,482	1,608,703
Oshkosh Corp.	7,387	639,640
Otis Worldwide Corp.	44,110	3,926,231
PACCAR, Inc.	58,139	4,863,327
Parker-Hannifin Corp.	14,491	5,652,070
Pentair plc	18,595	1,201,237
RBC Bearings, Inc.*	3,203	696,556
Snap-on, Inc.	5,899	1,700,033
Stanley Black & Decker, Inc.	17,355	1,626,337
Timken Co. (The)	7,082	648,215
Westinghouse Air Brake Technologies Corp.	20,214	2,216,869
Xylem, Inc.	23,687	2,667,630

		76,239,434

Marine Transportation (0.2%)
Kirby Corp.*	34,868	2,683,093

Passenger Airlines (1.3%)
Alaska Air Group, Inc.*	63,843	3,395,171
Allegiant Travel Co.*	52,611	6,643,717
American Airlines Group, Inc.*	46,305	830,712
Delta Air Lines, Inc.*	69,048	3,282,542
JetBlue Airways Corp.*	218,032	1,931,763
Southwest Airlines Co.	67,390	2,440,192
United Airlines Holdings, Inc.*	37,030	2,031,836

		20,555,933

Professional Services (2.2%)
Broadridge Financial Solutions, Inc.	9,511	1,575,307
CACI International, Inc., Class A*	2,557	871,528
Ceridian HCM Holding, Inc.*	15,279	1,023,235
Clarivate plc*	53,332	508,254
Concentrix Corp.	4,975	401,731
CoStar Group, Inc.*	26,127	2,325,303
Dun & Bradstreet Holdings, Inc.	30,868	357,143
Equifax, Inc.	4,255	1,001,201
First Advantage Corp.*	261,374	4,027,773
FTI Consulting, Inc.*	3,073	584,485
Genpact Ltd.	15,258	573,243
Jacobs Solutions, Inc.	14,262	1,695,609
KBR, Inc.	9,748	634,205
Leidos Holdings, Inc.	64,620	5,717,578
ManpowerGroup, Inc.	5,707	453,136
Paycor HCM, Inc.*	3,393	80,312
Robert Half International, Inc.	11,919	896,547
Science Applications International Corp.	6,090	685,003
SS&C Technologies Holdings, Inc.	115,347	6,990,028
TransUnion	21,890	1,714,644
WNS Holdings Ltd. (ADR)*	53,178	3,920,282

		36,036,547

Trading Companies & Distributors (2.2%)
AerCap Holdings NV*	77,172	4,901,966
Air Lease Corp., Class A	11,722	490,566
Core & Main, Inc., Class A*	9,607	301,083
Fastenal Co.	16,250	958,588
Ferguson plc	22,132	3,481,585
Herc Holdings, Inc.	28,035	3,836,590
MSC Industrial Direct Co., Inc., Class A	5,205	495,932
SiteOne Landscape Supply, Inc.*	3,415	571,534
United Rentals, Inc.	6,184	2,754,168
Univar Solutions, Inc.*	17,579	630,031
Watsco, Inc. (x)	2,826	1,078,034
WESCO International, Inc.	95,743	17,143,742

		36,643,819

Total Industrials		285,138,167

Information Technology (7.1%)
Communications Equipment (0.9%)
Ciena Corp.*	118,015	5,014,457
F5, Inc.*	26,120	3,820,311
Juniper Networks, Inc.	36,073	1,130,167
Lumentum Holdings, Inc. (x)*	69,497	3,942,565
Ubiquiti, Inc.	73	12,830
Viasat, Inc.*	8,153	336,393

		14,256,723

Electronic Equipment, Instruments & Components (1.9%)
Amphenol Corp., Class A	32,862	2,791,627
Arrow Electronics, Inc.*	22,073	3,161,516
Avnet, Inc.	10,296	519,433
CDW Corp.	889	163,132
Cognex Corp.	19,576	1,096,648
Coherent Corp.*	13,506	688,536
Corning, Inc.	86,238	3,021,780
Fabrinet*	16,521	2,145,747
Flex Ltd.*	147,407	4,074,329
IPG Photonics Corp.*	3,398	461,516
Jabil, Inc.	5,453	588,542

See Notes to Financial Statements.

1120

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Keysight Technologies, Inc.*	14,968	$2,506,392
Littelfuse, Inc.	2,742	798,772
National Instruments Corp.	3,237	185,804
Sanmina Corp.*	62,542	3,769,406
TD SYNNEX Corp.	4,710	442,740
Teledyne Technologies, Inc.*	5,282	2,171,483
Trimble, Inc.*	27,930	1,478,614
Vontier Corp.	11,674	376,020
Zebra Technologies Corp., Class A*	4,758	1,407,559

		31,849,596

IT Services (0.8%)
Akamai Technologies, Inc.*	17,443	1,567,602
Amdocs Ltd.	13,483	1,332,795
Cognizant Technology Solutions Corp., Class A	57,603	3,760,324
DXC Technology Co.*	25,741	687,799
GoDaddy, Inc., Class A*	6,885	517,270
Kyndryl Holdings, Inc.*	23,236	308,574
Okta, Inc., Class A*	15,933	1,104,954
Twilio, Inc., Class A*	16,021	1,019,256
VeriSign, Inc.*	9,717	2,195,750

		12,494,324

Semiconductors & Semiconductor Equipment (2.1%)
Cirrus Logic, Inc.*	35,630	2,886,386
Entegris, Inc.	16,046	1,778,218
First Solar, Inc.*	12,064	2,293,246
GLOBALFOUNDRIES, Inc. (x)*	8,889	574,052
Marvell Technology, Inc.	96,910	5,793,280
Microchip Technology, Inc.	17,504	1,568,183
MKS Instruments, Inc.	56,540	6,111,974
ON Semiconductor Corp.*	48,891	4,624,111
Onto Innovation, Inc.*	14,911	1,736,684
Qorvo, Inc.*	11,295	1,152,429
Skyworks Solutions, Inc.	18,024	1,995,076
Synaptics, Inc.*	26,370	2,251,470
Teradyne, Inc.	2,951	328,535
Universal Display Corp.	2,901	418,121
Wolfspeed, Inc. (x)*	14,052	781,151

		34,292,916

Software (0.9%)
ANSYS, Inc.*	1,722	568,725
AppLovin Corp., Class A*	19,181	493,527
Aspen Technology, Inc.*	3,162	529,983
Bentley Systems, Inc., Class B	1,590	86,226
BILL Holdings, Inc.*	11,625	1,358,381
Black Knight, Inc.*	17,571	1,049,516
CCC Intelligent Solutions Holdings, Inc.*	22,796	255,543
Dolby Laboratories, Inc., Class A	6,704	560,991
Dropbox, Inc., Class A*	3,562	94,999
Gen Digital, Inc.	52,994	983,039
Guidewire Software, Inc.*	9,243	703,207
HashiCorp, Inc., Class A*	3,325	87,048
Informatica, Inc., Class A*	4,181	77,348
nCino, Inc. (x)*	7,542	227,165
NCR Corp.*	14,456	364,291
Nutanix, Inc., Class A*	19,707	552,781
Progress Software Corp.	33,272	1,933,103
PTC, Inc.*	5,879	836,582
SentinelOne, Inc., Class A*	18,471	278,912
Tyler Technologies, Inc.*	1,151	479,357
UiPath, Inc., Class A*	9,919	164,358
Unity Software, Inc. (x)*	19,740	857,111
Zoom Video Communications, Inc., Class A*	28,025	1,902,337

		14,444,530

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	146,637	2,463,502
HP, Inc.	77,984	2,394,889
NetApp, Inc.	14,595	1,115,058
Pure Storage, Inc., Class A*	6,948	255,825
Western Digital Corp.*	36,215	1,373,635

		7,602,909

Total Information Technology		114,940,998

Materials (5.2%)
Chemicals (3.0%)
Albemarle Corp.	13,273	2,961,074
Ashland, Inc.	94,516	8,214,386
Axalta Coating Systems Ltd.*	22,812	748,462
Celanese Corp., Class A	44,220	5,120,676
CF Industries Holdings, Inc.	22,162	1,538,486
Chemours Co. (The)	16,845	621,412
Corteva, Inc.	80,892	4,635,112
DuPont de Nemours, Inc.	52,062	3,719,309
Eastman Chemical Co.	13,439	1,125,113
Element Solutions, Inc.	25,292	485,606
FMC Corp.	38,538	4,021,055
Ginkgo Bioworks Holdings, Inc., Class A (x)*	158,142	294,144
Huntsman Corp.	42,125	1,138,218
Ingevity Corp.*	50,888	2,959,646
International Flavors & Fragrances, Inc.	28,948	2,303,971
LyondellBasell Industries NV, Class A	29,333	2,693,649
Mosaic Co. (The)	37,511	1,312,885
NewMarket Corp.	734	295,156
Olin Corp.	14,633	751,990
PPG Industries, Inc.	19,934	2,956,212
RPM International, Inc.	11,661	1,046,342
Westlake Corp.	3,667	438,096

		49,381,000

Construction Materials (0.4%)
Eagle Materials, Inc.	1,383	257,819
Martin Marietta Materials, Inc.	6,999	3,231,368
Vulcan Materials Co.	11,716	2,641,255

		6,130,442

Containers & Packaging (0.8%)
Amcor plc	167,748	1,674,125
AptarGroup, Inc.	7,413	858,870
Ardagh Group SA, Class A (r)(x)*	2,942	17,299
Ardagh Metal Packaging SA	1,138	4,279
Avery Dennison Corp.	6,141	1,055,024
Ball Corp.	34,925	2,032,984
Berry Global Group, Inc.	13,762	885,447
Crown Holdings, Inc.	12,023	1,044,438

See Notes to Financial Statements.

1121

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Graphic Packaging Holding Co.	16,045	$385,561
International Paper Co.	39,255	1,248,702
Packaging Corp. of America	10,029	1,325,433
Sealed Air Corp.	7,282	291,280
Silgan Holdings, Inc.	9,466	443,861
Sonoco Products Co.	11,078	653,824
Westrock Co.	28,791	836,954

		12,758,081

Metals & Mining (1.0%)
Alcoa Corp.	20,146	683,554
Cleveland-Cliffs, Inc.*	57,595	965,292
MP Materials Corp. (x)*	11,785	269,641
Nucor Corp.	28,546	4,680,973
Reliance Steel & Aluminum Co.	19,045	5,172,432
Royal Gold, Inc.	7,430	852,815
SSR Mining, Inc.	23,373	331,429
Steel Dynamics, Inc.	18,210	1,983,615
United States Steel Corp.	25,490	637,505

		15,577,256

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	7,281	545,929

Total Materials		84,392,708

Real Estate (7.7%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	128,057	3,014,462
WP Carey, Inc. (REIT)	24,030	1,623,467

		4,637,929

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	43,045	811,829
Healthpeak Properties, Inc. (REIT)	62,021	1,246,622
Medical Properties Trust, Inc. (REIT) (x)	67,264	622,864
Omega Healthcare Investors, Inc. (REIT)	26,542	814,574
Ventas, Inc. (REIT)	45,295	2,141,095
Welltower, Inc. (REIT)	56,348	4,557,990

		10,194,974

Hotel & Resort REITs (0.5%)
Host Hotels & Resorts, Inc. (REIT)	80,138	1,348,722
Park Hotels & Resorts, Inc. (REIT)	24,890	319,090
Ryman Hospitality Properties, Inc. (REIT)	65,686	6,103,543

		7,771,355

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	88,086	2,845,178
EastGroup Properties, Inc. (REIT)	4,970	862,792
First Industrial Realty Trust, Inc. (REIT)	73,832	3,886,517
Rexford Industrial Realty, Inc. (REIT)	22,704	1,185,603
STAG Industrial, Inc. (REIT)	20,347	730,050

		9,510,140

Office REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	19,445	2,206,813
Boston Properties, Inc. (REIT)	17,777	1,023,777
Cousins Properties, Inc. (REIT)	17,147	390,952
Douglas Emmett, Inc. (REIT) (x)	149,894	1,884,168
Highwoods Properties, Inc. (REIT)	11,790	281,899
Kilroy Realty Corp. (REIT)	13,217	397,699
Vornado Realty Trust (REIT)	20,029	363,326

		6,548,634

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	35,124	2,834,858
Howard Hughes Corp. (The)*	3,815	301,080
Jones Lang LaSalle, Inc.*	24,281	3,782,980
Zillow Group, Inc., Class A*	6,264	308,189
Zillow Group, Inc., Class C*	17,506	879,851

		8,106,958

Residential REITs (1.4%)
American Homes 4 Rent (REIT), Class A	37,741	1,337,919
Apartment Income REIT Corp. (REIT), Class A	16,861	608,514
AvalonBay Communities, Inc. (REIT)	15,843	2,998,605
Camden Property Trust (REIT)	11,760	1,280,311
Equity LifeStyle Properties, Inc. (REIT)	13,552	906,493
Equity Residential (REIT)	42,291	2,789,937
Essex Property Trust, Inc. (REIT)	7,237	1,695,629
Invitation Homes, Inc. (REIT)	69,291	2,383,610
Mid-America Apartment Communities, Inc. (REIT)	13,162	1,998,781
Sun Communities, Inc. (REIT)	10,893	1,421,101
UDR, Inc. (REIT)	121,172	5,205,549

		22,626,449

Retail REITs (1.1%)
Agree Realty Corp. (REIT)	10,084	659,393
Brixmor Property Group, Inc. (REIT)	231,769	5,098,918
Federal Realty Investment Trust (REIT)	9,162	886,607
Kimco Realty Corp. (REIT)	68,586	1,352,516
NNN REIT, Inc. (REIT)	20,559	879,719
Realty Income Corp. (REIT)	74,956	4,481,619
Regency Centers Corp. (REIT)	19,297	1,191,976
Simon Property Group, Inc. (REIT)	28,773	3,322,706
Spirit Realty Capital, Inc. (REIT)	15,966	628,741

		18,502,195

Specialized REITs (2.3%)
CubeSmart (REIT)	199,239	8,898,014
Digital Realty Trust, Inc. (REIT)	32,964	3,753,611
EPR Properties (REIT)	8,410	393,588
Extra Space Storage, Inc. (REIT)	14,222	2,116,945
Gaming and Leisure Properties, Inc. (REIT)	93,888	4,549,812
Iron Mountain, Inc. (REIT)	16,579	942,019
Lamar Advertising Co. (REIT), Class A	2,255	223,809
Life Storage, Inc. (REIT)	9,624	1,279,607

See Notes to Financial Statements.

1122

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
National Storage Affiliates Trust (REIT)	9,044	$315,002
Rayonier, Inc. (REIT)	172,221	5,407,739
SBA Communications Corp. (REIT), Class A	10,946	2,536,845
VICI Properties, Inc. (REIT), Class A	113,824	3,577,488
Weyerhaeuser Co. (REIT)	83,037	2,782,570

		36,777,049

Total Real Estate		124,675,683

Utilities (4.4%)
Electric Utilities (2.1%)
Alliant Energy Corp.	72,292	3,793,884
Avangrid, Inc.	8,051	303,362
Constellation Energy Corp.	37,152	3,401,266
Edison International	42,857	2,976,419
Entergy Corp.	23,998	2,336,685
Evergy, Inc.	61,720	3,605,682
Eversource Energy	39,523	2,802,971
FirstEnergy Corp.	61,744	2,400,607
Hawaiian Electric Industries, Inc.	12,418	449,532
IDACORP, Inc.	5,722	587,077
NRG Energy, Inc.	26,157	978,010
OGE Energy Corp.	22,656	813,577
PG&E Corp.*	204,274	3,529,855
Pinnacle West Capital Corp.	12,833	1,045,376
PPL Corp.	83,683	2,214,252
Xcel Energy, Inc.	62,479	3,884,319

		35,122,874

Gas Utilities (0.6%)
Atmos Energy Corp.	16,340	1,900,996
National Fuel Gas Co.	10,440	536,198
ONE Gas, Inc.	40,189	3,086,917
UGI Corp.	170,277	4,592,371

		10,116,482

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	29,452	610,540
Brookfield Renewable Corp., Class A	14,473	456,189
Clearway Energy, Inc., Class A	3,928	106,056
Clearway Energy, Inc., Class C	9,282	265,094
Vistra Corp.	30,165	791,831

		2,229,710

Multi-Utilities (1.3%)
Ameren Corp.	29,691	2,424,864
CenterPoint Energy, Inc.	71,552	2,085,741
CMS Energy Corp.	32,974	1,937,223
Consolidated Edison, Inc.	39,346	3,556,878
DTE Energy Co.	23,359	2,569,957
NiSource, Inc.	46,860	1,281,621
Public Service Enterprise Group, Inc.	56,390	3,530,578
WEC Energy Group, Inc.	35,780	3,157,227

		20,544,089

Water Utilities (0.3%)
American Water Works Co., Inc.	22,093	3,153,776
Essential Utilities, Inc.	27,515	1,098,123

		4,251,899

Total Utilities		72,265,054

Total Common Stocks (79.2%) (Cost $1,018,631,415)		1,288,960,367

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	2,355	615,785
iShares Morningstar Mid-Cap ETF (x)	7,464	472,396
iShares Morningstar Mid-Cap Growth ETF (x)	126,380	7,701,597
iShares Morningstar Mid-Cap Value ETF (x)‡	435,211	27,722,941
iShares Russell Mid-Cap ETF (x)	6,120	446,944
iShares Russell Mid-Cap Growth ETF (x)	75,408	7,286,675
iShares Russell Mid-Cap Value ETF (x)	514,075	56,465,998
iShares S&P Mid-Cap 400 Growth ETF (x)	99,940	7,495,500
iShares S&P Mid-Cap 400 Value ETF (x)	180,942	19,384,316
SPDR S&P 400 Mid Cap Value ETF (x)	72,588	4,992,603
Vanguard Mid-Cap Growth ETF (x)	39,200	8,066,184
Vanguard Mid-Cap Value ETF (x)	195,700	27,080,966

Total Exchange Traded Funds (10.3%) (Cost $72,924,901)		167,731,905

SHORT-TERM INVESTMENTS:
Investment Companies (4.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	62,707,985	62,720,527

Total Investment Companies		77,720,527

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $5,381,078, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $5,486,391. (xx)	$5,378,814	5,378,814

See Notes to Financial Statements.

1123

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $1,000,423, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $1,020,552. (xx)	$1,000,000	$1,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $10,004,225, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $10,204,310. (xx)	10,000,000	10,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $7,006,887, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $7,140,000. (xx)	7,000,000	7,000,000

Total Repurchase Agreements		23,378,814

Total Short-Term Investments (6.2%) (Cost $101,087,554)		101,099,341

Total Investments in Securities (95.7%) (Cost $1,192,643,870)		1,557,791,613
Other Assets Less Liabilities (4.3%)		70,689,843

Net Assets (100%)		$1,628,481,456

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $43,258,728. This was collateralized by $5,615,654 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/20/23 - 5/15/53 and by cash of $38,378,926 of which $38,378,814 was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	1,384,287	—	(1,226,507)	134,023	(291,803)	—	20,258	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	435,211	30,020,473	—	(3,131,930)	445,011	389,387	27,722,941	286,092	—

Total		31,404,760	—	(4,358,437)	579,034	97,584	27,722,941	306,350	—

See Notes to Financial Statements.

1124

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	418	9/2023	USD	39,787,330	287,189
S&P 500 E-Mini Index	175	9/2023	USD	39,272,188	1,222,987
S&P Midcap 400 E-Mini Index	300	9/2023	USD	79,323,000	2,157,928

					3,668,104

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$34,848,847	$—	$—		$34,848,847
Consumer Discretionary	135,396,956	—	—		135,396,956
Consumer Staples	60,894,625	—	—		60,894,625
Energy	63,383,603	—	—		63,383,603
Financials	224,859,233	—	—		224,859,233
Health Care	88,164,493	—	—		88,164,493
Industrials	285,138,167	—	—	(a)	285,138,167
Information Technology	114,940,998	—	—		114,940,998
Materials	84,375,409	—	17,299		84,392,708
Real Estate	124,675,683	—	—		124,675,683
Utilities	72,265,054	—	—		72,265,054
Exchange Traded Funds	167,731,905	—	—		167,731,905
Futures	3,668,104	—	—		3,668,104
Short-Term Investments
Investment Companies	77,720,527	—	—		77,720,527
Repurchase Agreements	—	23,378,814	—		23,378,814

Total Assets	$1,538,063,604	$23,378,814	$17,299		$1,561,459,717

Total Liabilities	$—	$—	$—		$—

Total	$1,538,063,604	$23,378,814	$17,299		$1,561,459,717

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,668,104	*

Total		$3,668,104

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,768,228	$4,768,228

Total	$4,768,228	$4,768,228

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,653,577	$7,653,577

Total	$7,653,577	$7,653,577

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$155,950,840

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$253,656,715
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$317,203,701

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 33%)*	Net Proceeds of Sales and Redemptions (affiliated 21%)*	Net Realized Gain (Loss)
$ 84,212,616	$66,564,202	$8,048,861

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$457,777,525
Aggregate gross unrealized depreciation	(93,760,702)

Net unrealized appreciation	$364,016,823

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,197,442,894

For the six months ended June 30, 2023, the Portfolio incurred approximately $356 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $14,133,979)	$27,722,941
Unaffiliated Issuers (Cost $1,155,131,077)	1,506,689,858
Repurchase Agreements (Cost $23,378,814)	23,378,814
Cash	96,878,400
Cash held as collateral at broker for futures	8,960,400
Receivable for securities sold	5,537,335
Dividends, interest and other receivables	1,923,316
Due from broker for futures variation margin	1,071,421
Securities lending income receivable	60,800
Receivable for Portfolio shares sold	40,950
Due from Custodian	38,702
Other assets	17,857

Total assets	1,672,320,794

LIABILITIES
Payable for return of collateral on securities loaned	38,378,814
Payable for securities purchased	3,760,107
Investment management fees payable	699,568
Payable for Portfolio shares repurchased	412,275
Distribution fees payable – Class IB	283,628
Administrative fees payable	166,616
Distribution fees payable – Class IA	40,250
Accrued expenses	98,080

Total liabilities	43,839,338

NET ASSETS	$1,628,481,456

Net assets were comprised of:
Paid in capital	$1,200,471,448
Total distributable earnings (loss)	428,010,008

Net assets	$1,628,481,456

Class IA
Net asset value, offering and redemption price per share, $201,151,099 / 12,398,533 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.22

Class IB
Net asset value, offering and redemption price per share, $1,416,032,753 / 88,468,708 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.01

Class K
Net asset value, offering and redemption price per share, $11,297,604 / 694,871 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.26

(x)	Includes value of securities on loan of $43,258,728.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($306,350 of dividend income received from affiliates) (net of $21,282 foreign withholding tax)	$15,865,370
Interest	2,316,079
Securities lending (net)	464,146

Total income	18,645,595

EXPENSES
Investment management fees	4,291,619
Distribution fees – Class IB	1,744,696
Administrative fees	1,026,314
Distribution fees – Class IA	246,742
Custodian fees	90,797
Professional fees	62,643
Printing and mailing expenses	48,696
Trustees’ fees	25,337
Miscellaneous	23,795

Total expenses	7,560,639

NET INVESTMENT INCOME (LOSS)	11,084,956

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($579,034 realized gain (loss) from affiliates)	47,988,099
Futures contracts	4,768,228

Net realized gain (loss)	52,756,327

Change in unrealized appreciation (depreciation) on:
Investments in securities ($97,584 of change in unrealized appreciation (depreciation) from affiliates)	25,895,620
Futures contracts	7,653,577

Net change in unrealized appreciation (depreciation)	33,549,197

NET REALIZED AND UNREALIZED GAIN (LOSS)	86,305,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,390,480

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,084,956	$14,961,031
Net realized gain (loss)	52,756,327	51,775,582
Net change in unrealized appreciation (depreciation)	33,549,197	(361,353,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,390,480	(294,616,885)

Distributions to shareholders:
Class IA	—	(7,095,167)
Class IB	—	(51,497,369)
Class K	—	(497,636)

Total distributions to shareholders	—	(59,090,172)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 141,218 and 264,887 shares, respectively ]	2,200,829	4,412,606
Capital shares issued in reinvestment of dividends and distributions [ 0 and 459,213 shares, respectively ]	—	7,095,167
Capital shares repurchased [ (607,715) and (1,047,102) shares, respectively]	(9,574,560)	(17,342,053)

Total Class IA transactions	(7,373,731)	(5,834,280)

Class IB
Capital shares sold [ 675,222 and 1,325,035 shares, respectively ]	10,494,166	21,930,467
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,378,263 shares, respectively ]	—	51,497,369
Capital shares repurchased [ (4,917,236) and (11,370,672) shares, respectively]	(76,548,154)	(185,791,406)

Total Class IB transactions	(66,053,988)	(112,363,570)

Class K
Capital shares sold [ 15,703 and 81,623 shares, respectively ]	244,693	1,408,776
Capital shares issued in reinvestment of dividends and distributions [ 0 and 32,125 shares, respectively ]	—	497,636
Capital shares repurchased [ (131,936) and (156,677) shares, respectively]	(2,042,942)	(2,588,948)

Total Class K transactions	(1,798,249)	(682,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(75,225,968)	(118,880,386)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,164,512	(472,587,443)
NET ASSETS:
Beginning of period	1,606,316,944	2,078,904,387

End of period	$1,628,481,456	$1,606,316,944

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.28		$18.54	$16.55	$16.48	$13.96	$17.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.14	0.10	0.14	0.17	0.17
Net realized and unrealized gain (loss)	0.83		(2.84)	4.36	0.62	3.52	(2.44)

Total from investment operations	0.94		(2.70)	4.46	0.76	3.69	(2.27)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.11)	(0.17)	(0.22)	(0.19)
Distributions from net realized gains	—		(0.41)	(2.36)	(0.52)	(0.95)	(1.44)
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(0.56)	(2.47)	(0.69)	(1.17)	(1.64)

Net asset value, end of period	$16.22		$15.28	$18.54	$16.55	$16.48	$13.96

Total return (b)	6.15%		(14.55)%	27.44%	4.94%	26.63%	(13.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201,151		$196,544	$244,498	$205,076	$212,355	$187,420
Ratio of expenses to average net assets (a)(f)	0.94%		0.93%	0.92%	0.94%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets (a)(f)	1.38%		0.85%	0.51%	1.00%	1.05%	0.97%
Portfolio turnover rate^	17	%(z)	28%	23%	29%	19%	25%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.07		$18.30	$16.37	$16.30	$13.82	$17.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.14	0.10	0.14	0.17	0.17
Net realized and unrealized gain (loss)	0.83		(2.81)	4.30	0.62	3.48	(2.42)

Total from investment operations	0.94		(2.67)	4.40	0.76	3.65	(2.25)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.11)	(0.17)	(0.22)	(0.19)
Distributions from net realized gains	—		(0.41)	(2.36)	(0.52)	(0.95)	(1.44)
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(0.56)	(2.47)	(0.69)	(1.17)	(1.64)

Net asset value, end of period	$16.01		$15.07	$18.30	$16.37	$16.30	$13.82

Total return (b)	6.24%		(14.58)%	27.38%	4.99%	26.61%	(13.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,416,033		$1,397,370	$1,818,559	$1,612,699	$1,673,340	$1,468,507
Ratio of expenses to average net assets (a)(f)	0.94%		0.93%	0.92%	0.94%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets (a)(f)	1.38%		0.84%	0.51%	1.00%	1.05%	0.97%
Portfolio turnover rate^	17	%(z)	28%	23%	29%	19%	25%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.29		$18.56	$16.56	$16.48	$13.96	$17.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.18	0.15	0.18	0.21	0.21
Net realized and unrealized gain (loss)	0.84		(2.84)	4.36	0.63	3.52	(2.44)

Total from investment operations	0.97		(2.66)	4.51	0.81	3.73	(2.23)

Less distributions:
Dividends from net investment income	—		(0.20)	(0.15)	(0.21)	(0.26)	(0.23)
Distributions from net realized gains	—		(0.41)	(2.36)	(0.52)	(0.95)	(1.44)
Return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(0.61)	(2.51)	(0.73)	(1.21)	(1.68)

Net asset value, end of period	$16.26		$15.29	$18.56	$16.56	$16.48	$13.96

Total return (b)	6.34%		(14.38)%	27.76%	5.22%	26.92%	(13.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,298		$12,403	$15,848	$12,760	$15,922	$13,404
Ratio of expenses to average net assets (a)(f)	0.69%		0.68%	0.67%	0.69%	0.69%	0.68%
Ratio of net investment income (loss) to average net assets (a)(f)	1.62%		1.10%	0.77%	1.25%	1.30%	1.21%
Portfolio turnover rate^	17	%(z)	28%	23%	29%	19%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2023	% of Net Assets
Repurchase Agreements	61.7%
U.S. Government Agency Securities	24.5
U.S. Treasury Obligations	16.7
Cash and Other	(2.9)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,020.50	$3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.45
Class IB
Actual	1,000.00	1,020.50	3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.45

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.69% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (61.7%)
Banco Santander SA, 5.03%, dated 6/30/2022, due 7/3/23, repurchase price $156,000,000, collateralized by various U.S. Government Agency Securities, ranging from 2.980% - 6.000%, maturing 7/1/2034 - 4/1/2053; total market value $159,120,000.	$156,000,000	$156,000,000
Bank of Nova Scotia (The), 5.03%, dated 6/30/2022, due 7/3/23, repurchase price $250,104,792, collateralized by various U.S. Government Agency Securities, ranging from 1.940% - 6.000%, maturing 2/1/2029 - 7/1/2053; total market value $255,106,888.	250,000,000	250,000,000
BofA Securities Inc., 5.06%, dated 6/30/2022, due 7/3/23, repurchase price $100,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 1.875% - 3.000%, maturing 7/15/2025-7/31/2026; total market value $102,000,055.	100,000,000	100,000,000
BofA Securities Inc., 5.06%, dated 6/30/2022, due 7/3/23, repurchase price $120,000,000, collateralized by various U.S. Government Agency Securities, ranging from 2.000% - 5.120%, maturing 8/15/2023 - 2/15/2065; total market value $122,400,000.	120,000,000	120,000,000
Credit Agricole Corporate and Investment Bank, 5.04%, dated 6/30/2022, due 7/3/23, repurchase price $300,000,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.500% - 4.625%, maturing 1/31/2025 - 8/15/2029; total market value $306,000,067.	300,000,000	300,000,000
Societe Generale, 5.05%, dated 6/30/2022, due 7/3/23, repurchase price $300,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.449%, maturing 7/5/2023 - 2/15/2033; total market value $306,000,011.	300,000,000	300,000,000

Total Repurchase Agreements		1,226,000,000

U.S. Government Agency Securities (24.5%)
FHLB
(SOFR + 0.02%), 5.07%, 7/13/23 (k)	25,000,000	25,000,000
(SOFR + 0.09%), 5.15%, 7/14/23 (k)	35,000,000	35,000,000
(SOFR + 0.05%), 5.11%, 7/18/23 (k)	25,000,000	25,000,000
(SOFR + 0.07%), 5.13%, 7/25/23 (k)	25,000,000	25,000,000
5.01%, 7/28/23 (o)(p)	50,000,000	49,812,875
(SOFR + 0.02%), 5.07%, 8/7/23 (k)	40,000,000	40,000,000
(SOFR + 0.01%), 5.07%, 8/25/23 (k)	40,000,000	40,000,000
5.29%, 8/25/23 (o)(p)	50,000,000	49,599,111
4.96%, 9/25/23 (o)(p)	50,000,000	49,414,722
(SOFR + 0.07%), 5.13%, 10/19/23 (k)	17,000,000	17,000,000
(SOFR + 0.03%), 5.09%, 11/1/23 (k)	28,000,000	28,000,000
(SOFR + 0.04%), 5.10%, 11/16/23 (k)	50,000,000	50,000,000
(SOFR + 0.08%), 5.14%, 11/29/23 (k)	25,000,000	25,000,000
(SOFR + 0.04%), 5.10%, 2/1/24 (k)	20,000,000	20,000,000
4.94%, 2/9/24 (o)(p)	9,000,000	8,733,515

Total U.S. Government Agency Securities		487,560,223

U.S. Treasury Obligations (16.7%)
U.S. Treasury Bills 5.12%, 7/5/23 (p)	30,000,000	29,982,933
5.26%, 7/13/23 (p)	50,000,000	49,912,500
5.01%, 7/18/23 (p)	50,000,000	49,881,945
5.16%, 7/20/23 (p)	20,000,000	19,945,639
2.62%, 8/1/23 (p)	60,000,000	59,750,996
5.11%, 8/15/23 (p)	30,000,000	29,809,500
0.00%, 8/29/23 (p)	30,000,000	29,762,125
5.28%, 10/10/23 (p)	20,000,000	19,708,222
5.37%, 12/7/23 (p)	20,000,000	19,536,250
5.28%, 12/14/23 (p)	15,000,000	14,643,446
5.19%, 6/13/24 (p)	10,000,000	9,523,433

Total U.S. Treasury Obligations		332,456,989

Total Investments in Securities (102.9%) (Amortized Cost $2,046,017,212)		2,046,017,212
Other Assets Less Liabilities (-2.9%)		(56,723,122)

Net Assets (100%)		1,989,294,090

Federal Income Tax Cost of Investments		$2,046,017,212

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2023.
(p)	Yield to maturity.

Glossary:

FHLB	— Federal Home Loan Bank
SOFR	— Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$1,226,000,000	$—	$1,226,000,000
U.S. Government Agency Securities	—	157,560,223	—	157,560,223
U.S. Treasury Obligations	—	332,456,989	—	332,456,989
U.S. Government Agency Securities
U.S. Government Agency Securities	—	330,000,000	—	330,000,000

Total Assets	$—	$2,046,017,212	$—	$2,046,017,212

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,046,017,212	$—	$2,046,017,212

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

See Notes to Financial Statements.

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EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $820,017,212)	$820,017,212
Repurchase Agreements (Cost $1,226,000,000)	1,226,000,000
Cash	1,389,763
Dividends, interest and other receivables	2,886,173
Other assets	23,628

Total assets	2,050,316,776

LIABILITIES
Payable for securities purchased	59,647,712
Investment management fees payable	556,096
Distribution fees payable – Class IB	303,767
Administrative fees payable	159,330
Distribution fees payable – Class IA	113,559
Accrued expenses	242,222

Total liabilities	61,022,686

NET ASSETS	$1,989,294,090

Net assets were comprised of:
Paid in capital	$1,989,294,090
Total distributable earnings (loss)	—

Net assets	$1,989,294,090

Class IA
Net asset value, offering and redemption price per share, $568,492,424 / 568,073,947 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,420,801,666 / 1,420,488,213 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$44,843,405
Securities lending (net)	599,691

Total income	45,443,096

EXPENSES
Investment management fees	3,081,109
Distribution fees – Class IB	1,756,659
Administrative fees	889,850
Distribution fees – Class IA	612,472
Professional fees	59,205
Printing and mailing expenses	51,601
Custodian fees	29,634
Trustees’ fees	28,728
Miscellaneous	15,302

Total expenses	6,524,560

NET INVESTMENT INCOME (LOSS)	38,918,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,918,536

See Notes to Financial Statements.

1134

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EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,918,536	$18,655,749
Net realized gain (loss)	—	1,511

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,918,536	18,657,260

Distributions to shareholders:
Class IA	(10,097,044)	(3,999,294)
Class IB	(28,821,492)	(14,666,940)

Total distributions to shareholders	(38,918,536)	(18,666,234)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 294,948,990 and 383,601,593 shares, respectively ]	295,166,267	383,885,459
Capital shares issued in reinvestment of dividends [ 10,089,608 and 3,996,341 shares, respectively ]	10,097,044	3,999,294
Capital shares repurchased [ (172,400,253) and (282,149,806) shares, respectively]	(172,527,253)	(282,358,856)

Total Class IA transactions	132,736,058	105,525,897

Class IB
Capital shares sold [ 8,396,534,106 and 15,409,238,053 shares, respectively ]	8,398,386,885	15,412,702,662
Capital shares issued in reinvestment of dividends [ 28,815,124 and 14,663,671 shares, respectively ]	28,821,492	14,666,940
Capital shares repurchased [ (8,287,694,330) and (15,324,485,022) shares, respectively]	(8,289,523,092)	(15,327,929,787)

Total Class IB transactions	137,685,285	99,439,815

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	270,421,343	204,965,712

TOTAL INCREASE (DECREASE) IN NET ASSETS	270,421,343	204,956,738
NET ASSETS:
Beginning of period	1,718,872,747	1,513,916,009

End of period	$1,989,294,090	$1,718,872,747

See Notes to Financial Statements.

1135

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
Class IA		2022	2021	2020		2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.01	—	—	#	0.02	0.01
Net realized and unrealized gain (loss)	—	— #	— #	—	#	— #	— #

Total from investment operations	0.02	0.01	— #	—	#	0.02	0.01

Less distributions:
Dividends from net investment income	(0.02)	(0.01)	—	—	#	(0.02)	(0.01)
Distributions from net realized gains	—	—	— #	—	#	— #	—

Total dividends and distributions	(0.02)	(0.01)	— #	—	#	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total return (b)	2.05%	1.11%	0.16%	0.20%		1.52%	1.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$568,492	$435,756	$330,232	$364,115		$304,525	$294,561
Ratio of expenses to average net assets:
After waivers (a)	0.69%	0.52%	0.04%	0.32%		0.71%	0.57%
Before waivers (a)	0.69%	0.69%	0.70%	0.71%		0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	4.12%	1.17%	—%	0.18%		1.50%	1.26%
Before waivers (a)	4.12%	0.99%	(0.65)%	(0.22)%		1.50%	1.11%

See Notes to Financial Statements.

1136

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
Class IB		2022	2021	2020		2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.01	—	—	#	0.02	0.01
Net realized and unrealized gain (loss)	—	— #	— #	—	#	— #	— #

Total from investment operations	0.02	0.01	— #	—	#	0.02	0.01

Less distributions:
Dividends from net investment income	(0.02)	(0.01)	—	—	#	(0.02)	(0.01)
Distributions from net realized gains	—	— #	— #	—	#	— #	—

Total dividends and distributions	(0.02)	(0.01)	— #	—	#	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total return (b)	2.05%	1.11%	0.16%	0.20%		1.52%	1.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,420,802	$1,283,116	$1,183,684	$1,268,907		$968,182	$885,669
Ratio of expenses to average net assets:
After waivers (a)	0.69%	0.52%	0.04%	0.31%		0.71%	0.57%
Before waivers (a)	0.69%	0.69%	0.70%	0.71%		0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	4.10%	1.14%	—%	0.18%		1.50%	1.26%
Before waivers (a)	4.10%	0.97%	(0.65)%	(0.21)%		1.50%	1.11%
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1137

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	29.4%
Health Care	22.2
Consumer Discretionary	19.7
Industrials	10.3
Financials	5.6
Investment Companies	5.1
Repurchase Agreements	4.2
Materials	2.6
Communication Services	2.4
Consumer Staples	2.2
Energy	2.1
Real Estate	1.3
Utilities	0.7
Cash and Other	(7.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,273.70	$6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,273.70	5.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	35,769	$1,133,520
AST SpaceMobile, Inc., Class A*	9,547	44,871
Bandwidth, Inc., Class A*	758	10,370
Charge Enterprises, Inc.*	20,592	20,180
Cogent Communications Holdings, Inc.	4,152	279,388
Consolidated Communications Holdings, Inc.*	1,358	5,201
Globalstar, Inc.*	94,601	102,169
IDT Corp., Class B*	1,824	47,150
Ooma, Inc.*	3,689	55,224

		1,698,073

Entertainment (0.3%)
Cinemark Holdings, Inc.*	14,018	231,297
IMAX Corp.*	7,019	119,253
Liberty Media Corp.-Liberty Braves, Class A*	1,639	67,068
Liberty Media Corp.-Liberty Braves, Class C*	5,749	227,775
Lions Gate Entertainment Corp., Class A*	6,858	60,556
Lions Gate Entertainment Corp., Class B*	11,579	96,685
Loop Media, Inc. (x)*	5,619	13,430
Madison Square Garden Entertainment Corp.*	5,636	189,482
Vivid Seats, Inc., Class A*	995	7,880

		1,013,426

Interactive Media & Services (1.6%)
Cargurus, Inc., Class A*	15,058	340,763
Cars.com, Inc.*	10,339	204,919
Eventbrite, Inc., Class A*	477,879	4,563,744
EverQuote, Inc., Class A*	2,962	19,253
Grindr, Inc. (x)*	6,308	34,883
MediaAlpha, Inc., Class A*	3,453	35,600
Nextdoor Holdings, Inc.*	13,788	44,949
QuinStreet, Inc.*	8,100	71,523
Shutterstock, Inc.	3,846	187,185
Vimeo, Inc.*	3,840	15,821
Yelp, Inc., Class A*	10,319	375,715
Ziff Davis, Inc.*	1,679	117,631
ZipRecruiter, Inc., Class A*	10,790	191,630

		6,203,616

Media (0.1%)
Boston Omaha Corp., Class A*	265	4,987
Daily Journal Corp.*	34	9,835
Entravision Communications Corp., Class A	9,276	40,722
EW Scripps Co. (The), Class A*	4,331	39,629
Gambling.com Group Ltd.*	1,346	13,783
Gray Television, Inc.	1,004	7,911
Integral Ad Science Holding Corp.*	5,962	107,197
Magnite, Inc.*	8,912	121,649
PubMatic, Inc., Class A*	1,307	23,892
Sinclair, Inc.	927	12,811
TechTarget, Inc.*	3,962	123,337
Townsquare Media, Inc., Class A (x)	1,749	20,831

		526,584

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	1,023	17,401

Total Communication Services		9,459,100

Consumer Discretionary (19.7%)
Automobile Components (1.3%)
Cooper-Standard Holdings, Inc.*	131	1,868
Dorman Products, Inc.*	4,057	319,813
Fox Factory Holding Corp.*	6,587	714,755
Gentherm, Inc.*	5,103	288,371
LCI Industries	1,485	187,645
Luminar Technologies, Inc., Class A*	41,853	287,949
Modine Manufacturing Co.*	5,010	165,430
Patrick Industries, Inc.	383	30,640
Stoneridge, Inc.*	840	15,834
Visteon Corp.*	4,350	624,704
XPEL, Inc. (m)*	30,024	2,528,621

		5,165,630

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	30,718	173,249
Livewire Group, Inc. (x)*	1,699	20,065
Workhorse Group, Inc.*	3,491	3,043

		196,357

Broadline Retail (4.4%)
Dillard’s, Inc., Class A	551	179,780
Global-e Online Ltd.*	423,572	17,341,038
Qurate Retail, Inc., Class B (x)*	680	5,644

		17,526,462

Diversified Consumer Services (1.1%)
2U, Inc.*	16	64
Carriage Services, Inc., Class A	2,157	70,038
Chegg, Inc.*	15,981	141,911
Coursera, Inc.*	19,930	259,489
Duolingo, Inc., Class A*	19,221	2,747,450
European Wax Center, Inc., Class A*	5,010	93,336
Frontdoor, Inc.*	12,647	403,439
Laureate Education, Inc.	17,122	207,005
Nerdy, Inc.*	8,384	34,961
OneSpaWorld Holdings Ltd.*	11,364	137,504
Rover Group, Inc., Class A*	14,503	71,210
Stride, Inc.*	6,503	242,107
Udemy, Inc.*	13,437	144,179
Universal Technical Institute, Inc.*	1,048	7,242

		4,559,935

Hotels, Restaurants & Leisure (2.4%)
Accel Entertainment, Inc., Class A*	8,069	85,209
Bally’s Corp.*	2,585	40,223
BJ’s Restaurants, Inc.*	2,242	71,296
Bloomin’ Brands, Inc.	13,456	361,832
Bluegreen Vacations Holding Corp., Class A	1,348	48,056
Bowlero Corp. (x)*	3,875	45,105
Brinker International, Inc.*	6,161	225,493
Cava Group, Inc. (x)*	48,231	1,975,059

See Notes to Financial Statements.

1139

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Century Casinos, Inc.*	3,896	$27,662
Cheesecake Factory, Inc. (The) (x)	7,405	256,065
Chuy’s Holdings, Inc.*	2,303	94,008
Cracker Barrel Old Country Store, Inc. (x)	3,446	321,098
Dave & Buster’s Entertainment, Inc.*	6,668	297,126
Denny’s Corp.*	6,204	76,433
Dine Brands Global, Inc.	2,210	128,246
Everi Holdings, Inc.*	8,263	119,483
First Watch Restaurant Group, Inc.*	843	14,247
Full House Resorts, Inc.*	4,410	29,547
Global Business Travel Group I*	4,993	36,099
Golden Entertainment, Inc.*	3,041	127,114
Hilton Grand Vacations, Inc.*	12,509	568,409
Inspired Entertainment, Inc.*	3,392	49,896
International Game Technology plc	16,776	534,987
Jack in the Box, Inc.	3,245	316,485
Krispy Kreme, Inc.	4,329	63,766
Kura Sushi USA, Inc., Class A*	919	85,421
Life Time Group Holdings, Inc.*	2,164	42,566
Light & Wonder, Inc.*	6,696	460,417
Lindblad Expeditions Holdings, Inc.*	402	4,374
Monarch Casino & Resort, Inc.	2,105	148,297
Mondee Holdings, Inc., Class A (x)*	6,005	53,504
Nathan’s Famous, Inc.	377	29,609
Noodles & Co., Class A*	5,739	19,398
ONE Group Hospitality, Inc. (The)*	3,762	27,538
Papa John’s International, Inc.	4,176	308,314
PlayAGS, Inc.*	5,700	32,205
Portillo’s, Inc., Class A*	6,647	149,757
Potbelly Corp. (x)*	4,005	35,164
RCI Hospitality Holdings, Inc.	1,338	101,675
Red Robin Gourmet Burgers, Inc.*	2,480	34,298
Red Rock Resorts, Inc., Class A	3,956	185,062
Rush Street Interactive, Inc.*	9,274	28,935
Sabre Corp.*	13,085	41,741
SeaWorld Entertainment, Inc.*	5,823	326,146
Shake Shack, Inc., Class A*	5,815	451,942
Six Flags Entertainment Corp.*	8,760	227,585
Soho House & Co., Inc., Class A (x)*	136,394	739,255
Super Group SGHC Ltd. (x)*	21,221	61,541
Sweetgreen, Inc., Class A*	11,807	151,366
Target Hospitality Corp.*	4,881	65,503
Xponential Fitness, Inc., Class A*	3,300	56,925

		9,781,482

Household Durables (2.9%)
Cavco Industries, Inc.*	1,340	395,300
Cricut, Inc., Class A (x)	441,929	5,391,534
Dream Finders Homes, Inc., Class A*	1,339	32,926
Green Brick Partners, Inc.*	1,349	76,623
Installed Building Products, Inc.	3,665	513,686
iRobot Corp.*	3,774	170,774
LGI Homes, Inc.*	269	36,286
Lovesac Co. (The)*	2,194	59,128
Skyline Champion Corp.*	4,586	300,154
Sonos, Inc. (x)*	19,510	318,598
Victoria plc*	555,212	4,154,843
Vizio Holding Corp., Class A*	10,555	71,246

		11,521,098

Leisure Products (1.7%)
Acushnet Holdings Corp.	4,823	263,722
Clarus Corp.	411	3,756
Funko, Inc., Class A*	3,762	40,705
Malibu Boats, Inc., Class A*	1,955	114,680
Marine Products Corp.	1,294	21,817
MasterCraft Boat Holdings, Inc.*	2,693	82,540
Peloton Interactive, Inc., Class A (x)*	806,249	6,200,055
Solo Brands, Inc., Class A*	2,512	14,218
Sturm Ruger & Co., Inc.	2,384	126,257

		6,867,750

Specialty Retail (4.3%)
Abercrombie & Fitch Co., Class A*	3,807	143,448
Academy Sports & Outdoors, Inc.	11,508	622,007
American Eagle Outfitters, Inc.	6,370	75,166
Arko Corp.	12,796	101,728
BARK, Inc. (x)*	427,560	568,655
Boot Barn Holdings, Inc.*	4,587	388,473
Buckle, Inc. (The)	4,639	160,509
Build-A-Bear Workshop, Inc.	1,616	34,615
Camping World Holdings, Inc., Class A (x)	6,380	192,038
CarParts.com, Inc.*	7,548	32,079
Carvana Co., Class A (x)*	129,068	3,345,443
Duluth Holdings, Inc., Class B*	161	1,011
Envela Corp.*	1,071	7,883
EVgo, Inc., Class A*	1,595	6,380
Floor & Decor Holdings, Inc., Class A*	70,367	7,315,353
Franchise Group, Inc.	3,346	95,829
Guess?, Inc.	348	6,769
Hibbett, Inc.	1,694	61,475
Leslie’s, Inc.*	2,469	23,184
National Vision Holdings, Inc.*	727	17,659
Rent the Runway, Inc., Class A*	840	1,663
Revolve Group, Inc., Class A (x)*	6,186	101,450
Sally Beauty Holdings, Inc.*	15,279	188,696
Sleep Number Corp.*	1,774	48,395
Stitch Fix, Inc., Class A*	6,636	25,549
ThredUp, Inc., Class A (x)*	2,206	5,383
Torrid Holdings, Inc.*	2,955	8,303
Upbound Group, Inc.	7,961	247,826
Urban Outfitters, Inc.*	3,357	111,217
Warby Parker, Inc., Class A*	13,267	155,091
Wayfair, Inc., Class A (x)*	51,076	3,320,451

		17,413,728

Textiles, Apparel & Luxury Goods (1.5%)
Hanesbrands, Inc.	37,000	167,980
Kontoor Brands, Inc.	8,579	361,176
On Holding AG, Class A*	147,972	4,883,076
Oxford Industries, Inc.	1,701	167,412
Rocky Brands, Inc.	33	693
Steven Madden Ltd.	11,546	377,439
Wolverine World Wide, Inc.	10,777	158,314

		6,116,090

Total Consumer Discretionary		79,148,532

Consumer Staples (2.2%)
Beverages (0.5%)
Celsius Holdings, Inc. (x)*	6,817	1,017,028
Coca-Cola Consolidated, Inc.	736	468,111

See Notes to Financial Statements.

1140

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Duckhorn Portfolio, Inc. (The)*	1,317	$17,081
MGP Ingredients, Inc.	2,436	258,898
National Beverage Corp.*	3,691	178,460
Primo Water Corp.	2,966	37,194
Vita Coco Co., Inc. (The)*	4,385	117,825
Zevia PBC, Class A*	2,271	9,788

		2,104,385

Consumer Staples Distribution & Retail (0.3%)
Chefs’ Warehouse, Inc. (The)*	5,531	197,788
PriceSmart, Inc.	2,753	203,887
Sprouts Farmers Market, Inc.*	15,938	585,403

		987,078

Food Products (0.7%)
Beyond Meat, Inc. (x)*	9,486	123,128
BRC, Inc., Class A (x)*	5,430	28,019
Calavo Growers, Inc.	2,604	75,568
Cal-Maine Foods, Inc.	5,443	244,935
Dole plc (x)	6,312	85,338
Hostess Brands, Inc., Class A*	3,523	89,202
J & J Snack Foods Corp.	2,308	365,495
John B Sanfilippo & Son, Inc.	1,356	159,018
Lancaster Colony Corp.	3,009	605,080
Mission Produce, Inc.*	707	8,569
Simply Good Foods Co. (The)*	13,912	509,040
Sovos Brands, Inc.*	5,897	115,345
SunOpta, Inc.*	13,282	88,857
TreeHouse Foods, Inc.*	955	48,113
Utz Brands, Inc.	10,938	178,946
Vital Farms, Inc.*	4,812	57,696
Westrock Coffee Co. (x)*	4,411	47,947

		2,830,296

Household Products (0.2%)
Energizer Holdings, Inc.	11,238	377,372
Oil-Dri Corp. of America	194	11,444
WD-40 Co.	2,120	399,938

		788,754

Personal Care Products (0.5%)
Beauty Health Co. (The)*	12,767	106,860
BellRing Brands, Inc.*	5,624	205,839
e.l.f. Beauty, Inc.*	7,743	884,483
Herbalife Ltd.*	11,317	149,837
Inter Parfums, Inc.	2,870	388,110
Medifast, Inc.	1,646	151,695
Thorne HealthTech, Inc.*	857	4,028
USANA Health Sciences, Inc.*	1,851	116,687

		2,007,539

Tobacco (0.0%)†
Turning Point Brands, Inc.	2,651	63,651
Vector Group Ltd.	3,610	46,244

		109,895

Total Consumer Staples		8,827,947

Energy (2.1%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	3,881	39,780
Atlas Energy Solutions, Inc., Class A (x)	427	7,413
Borr Drilling Ltd. (x)*	34,929	263,015
Cactus, Inc., Class A	10,275	434,838
ChampionX Corp.	30,646	951,252
Core Laboratories, Inc.	2,357	54,800
DMC Global, Inc.*	648	11,508
Expro Group Holdings NV*	5,151	91,276
Liberty Energy, Inc., Class A	1,671	22,341
Nabors Industries Ltd.*	1,302	121,125
NexTier Oilfield Solutions, Inc.*	4,352	38,907
Noble Corp. plc*	13,692	565,617
Oceaneering International, Inc.*	15,385	287,700
ProFrac Holding Corp., Class A*	934	10,423
Solaris Oilfield Infrastructure, Inc., Class A	548	4,565
TETRA Technologies, Inc.*	18,856	63,733
Tidewater, Inc.*	7,297	404,546
Valaris Ltd.*	9,429	593,367
Weatherford International plc*	10,962	728,096

		4,694,302

Oil, Gas & Consumable Fuels (0.9%)
Crescent Energy Co., Class A (x)	2,673	27,853
CVR Energy, Inc. (x)	4,560	136,618
Denbury, Inc.*	7,750	668,515
Dorian LPG Ltd.	2,895	74,257
Empire Petroleum Corp.*	1,617	14,715
Energy Fuels, Inc.*	21,213	132,369
Enviva, Inc.	5,135	55,715
Equitrans Midstream Corp.	19,885	190,100
Evolution Petroleum Corp. (x)	4,893	39,486
Excelerate Energy, Inc., Class A	2,175	44,218
FLEX LNG Ltd.	3,138	95,803
Golar LNG Ltd.	929	18,738
HighPeak Energy, Inc. (x)	1,442	15,689
Kinetik Holdings, Inc., Class A	272	9,558
Kosmos Energy Ltd.*	70,155	420,228
Magnolia Oil & Gas Corp., Class A	26,451	552,826
Matador Resources Co.	3,093	161,826
NextDecade Corp. (x)*	4,459	36,608
Northern Oil and Gas, Inc.	10,280	352,810
Par Pacific Holdings, Inc.*	3,424	91,113
Permian Resources Corp., Class A	6,267	68,686
REX American Resources Corp.*	617	21,478
Riley Exploration Permian, Inc.	1,382	49,365
SilverBow Resources, Inc. (x)*	315	9,173
Sitio Royalties Corp., Class A (x)	5,444	143,014
Tellurian, Inc. (x)*	5,461	7,700
VAALCO Energy, Inc. (x)	617	2,320
Vertex Energy, Inc. (x)*	10,557	65,981
W&T Offshore, Inc.*	15,289	59,168

		3,565,930

Total Energy		8,260,232

Financials (5.6%)
Banks (0.4%)
Axos Financial, Inc.*	1,065	42,004
BancFirst Corp.	498	45,816
Bancorp, Inc. (The)*	6,577	214,739
Bank of NT Butterfield & Son Ltd. (The)	730	19,973
Bank7 Corp.	228	5,593

See Notes to Financial Statements.

1141

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
BayCom Corp.	290	$4,837
Burke & Herbert Financial Services Corp. (x)	107	6,869
Capital City Bank Group, Inc.	836	25,615
Citizens Financial Services, Inc.	140	10,426
Coastal Financial Corp.*	1,783	67,130
Columbia Financial, Inc. (x)*	2,101	36,326
Esquire Financial Holdings, Inc.	1,022	46,746
First Bancorp	1,605	19,613
First Financial Bankshares, Inc.	20,305	578,490
Five Star Bancorp	1,000	22,370
FS Bancorp, Inc. (x)	249	7,487
Greene County Bancorp, Inc. (x)	645	19,221
HomeTrust Bancshares, Inc.	755	15,772
Lakeland Financial Corp.	297	14,411
Metropolitan Bank Holding Corp.*	137	4,758
MVB Financial Corp.	280	5,902
Pathward Financial, Inc.	1,048	48,585
Plumas Bancorp	157	5,603
ServisFirst Bancshares, Inc. (x)	2,732	111,794
Stellar Bancorp, Inc.	650	14,879
Stock Yards Bancorp, Inc.	3,880	176,036
Third Coast Bancshares, Inc.*	105	1,666
Westamerica Bancorp	968	37,074

		1,609,735

Capital Markets (0.9%)
AlTi Global, Inc. (x)*	3,328	25,492
Artisan Partners Asset Management, Inc., Class A (x)	5,695	223,870
AssetMark Financial Holdings, Inc.*	3,489	103,484
Avantax, Inc.*	5,542	124,030
B Riley Financial, Inc. (x)	2,905	133,572
BGC Partners, Inc., Class A	23,618	104,628
Brightsphere Investment Group, Inc.	1,896	39,721
Cohen & Steers, Inc.	4,098	237,643
Diamond Hill Investment Group, Inc.	473	81,025
Donnelley Financial Solutions, Inc.*	2,787	126,892
Focus Financial Partners, Inc., Class A*	9,120	478,891
GCM Grosvenor, Inc., Class A	6,105	46,032
Hamilton Lane, Inc., Class A	3,490	279,130
Moelis & Co., Class A	5,249	237,990
Open Lending Corp.*	13,946	146,572
P10, Inc., Class A (x)	5,865	66,274
Patria Investments Ltd., Class A	8,682	124,153
Perella Weinberg Partners, Class A	6,914	57,594
Piper Sandler Cos.	2,228	287,991
PJT Partners, Inc., Class A	3,867	269,298
Sculptor Capital Management, Inc., Class A	2,487	21,960
Silvercrest Asset Management Group, Inc., Class A	1,439	29,140
StepStone Group, Inc., Class A	8,408	208,602
StoneX Group, Inc.*	326	27,084
Value Line, Inc.	129	5,921
Victory Capital Holdings, Inc., Class A	4,018	126,728
Virtus Investment Partners, Inc.	144	28,436
WisdomTree, Inc.	19,716	135,252

		3,777,405

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	117	4,915
FirstCash Holdings, Inc.	5,826	543,741
LendingTree, Inc.*	479	10,591
NerdWallet, Inc., Class A*	5,458	51,360
PROG Holdings, Inc.*	1,388	44,582
Regional Management Corp.	280	8,540
Upstart Holdings, Inc. (x)*	11,127	398,458
World Acceptance Corp.*	52	6,968

		1,069,155

Financial Services (3.5%)
Affirm Holdings, Inc., Class A (x)*	746,902	11,450,008
AvidXchange Holdings, Inc.*	20,970	217,669
Cantaloupe, Inc.*	6,116	48,683
Cass Information Systems, Inc.	1,868	72,441
Evertec, Inc.	10,093	371,725
Federal Agricultural Mortgage Corp., Class C	267	38,379
Flywire Corp.*	14,801	459,423
I3 Verticals, Inc., Class A*	3,555	81,267
International Money Express, Inc.*	4,824	118,333
Marqeta, Inc., Class A*	10,524	51,252
NMI Holdings, Inc., Class A*	958	24,735
Pagseguro Digital Ltd., Class A*	18,608	175,659
Payoneer Global, Inc.*	37,306	179,442
Paysign, Inc. (x)*	4,891	11,983
PennyMac Financial Services, Inc.	325	22,851
Priority Technology Holdings, Inc.*	3,004	10,874
Remitly Global, Inc.*	12,930	243,343
StoneCo Ltd., Class A*	27,185	346,337

		13,924,404

Insurance (0.5%)
AMERISAFE, Inc.	1,446	77,101
BRP Group, Inc., Class A*	9,302	230,503
Crawford & Co., Class A	2,273	25,208
eHealth, Inc.*	1,521	12,229
Goosehead Insurance, Inc., Class A*	3,383	212,757
HCI Group, Inc.	1,025	63,324
Investors Title Co.	32	4,672
Kingsway Financial Services, Inc.*	1,504	12,258
Lemonade, Inc. (x)*	1,419	23,910
Oscar Health, Inc., Class A*	2,002	16,136
Palomar Holdings, Inc.*	3,831	222,351
Selective Insurance Group, Inc.	9,282	890,608
SiriusPoint Ltd.*	1,080	9,752
Skyward Specialty Insurance Group, Inc.*	559	14,199
Tiptree, Inc., Class A	1,072	16,091
Trupanion, Inc.*	6,231	122,626
Universal Insurance Holdings, Inc.	862	13,301

		1,967,026

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	1,269	31,725

Total Financials		22,379,450

Health Care (22.2%)
Biotechnology (6.1%)
4D Molecular Therapeutics, Inc.*	445	8,041
89bio, Inc.(x)*	9,377	177,694

See Notes to Financial Statements.

1142

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ACADIA Pharmaceuticals, Inc.*	18,577	$444,919
Actinium Pharmaceuticals, Inc.*	3,810	28,270
ADMA Biologics, Inc.*	17,361	64,062
Aerovate Therapeutics, Inc.*	1,545	26,497
Agenus, Inc.*	8,746	13,994
Akero Therapeutics, Inc.*	6,904	322,348
Aldeyra Therapeutics, Inc.*	7,259	60,903
Alector, Inc.*	10,026	60,256
Alkermes plc*	25,447	796,491
Alpine Immune Sciences, Inc. (x)*	2,665	27,396
Amicus Therapeutics, Inc.*	43,003	540,118
AnaptysBio, Inc.*	2,408	48,979
Anavex Life Sciences Corp.(x)*	10,950	89,024
Arbutus Biopharma Corp.*	382,407	879,536
Arcellx, Inc.*	5,810	183,712
Arcturus Therapeutics Holdings, Inc.*	323	9,264
Arcus Biosciences, Inc.*	2,500	50,775
Arcutis Biotherapeutics, Inc.*	8,084	77,041
Ardelyx, Inc.*	21,735	73,682
Arrowhead Pharmaceuticals, Inc.*	15,762	562,073
ARS Pharmaceuticals, Inc. (x)*	886	5,936
Astria Therapeutics, Inc.*	3,478	28,972
Atara Biotherapeutics, Inc.*	1,218	1,961
Aurinia Pharmaceuticals, Inc.*	21,146	204,693
Avid Bioservices, Inc.*	9,262	129,390
Avita Medical, Inc.*	3,938	66,985
Beam Therapeutics, Inc. (x)*	33,461	1,068,410
BioCryst Pharmaceuticals, Inc.*	22,326	157,175
Biomea Fusion, Inc. (x)*	3,104	68,133
BioVie, Inc., Class A*	933	4,021
Bioxcel Therapeutics, Inc.*	2,993	19,933
Blueprint Medicines Corp.*	9,348	590,794
Bridgebio Pharma, Inc.*	12,473	214,536
Cabaletta Bio, Inc.*	3,570	46,089
Catalyst Pharmaceuticals, Inc.*	14,817	199,140
Celldex Therapeutics, Inc.*	1,876	63,653
Cerevel Therapeutics Holdings, Inc. (x)*	9,491	301,719
Chinook Therapeutics, Inc.*	2,581	99,162
Cogent Biosciences, Inc.*	5,845	69,205
Coherus Biosciences, Inc.*	9,069	38,725
Compass Therapeutics, Inc. (x)*	1,650	5,247
Crinetics Pharmaceuticals, Inc.*	1,115	20,092
Cue Biopharma, Inc. (x)*	5,294	19,323
Cytokinetics, Inc.*	13,191	430,290
Day One Biopharmaceuticals, Inc.*	7,034	83,986
Deciphera Pharmaceuticals, Inc.*	2,850	40,128
Denali Therapeutics, Inc.*	18,106	534,308
Disc Medicine, Inc. (x)*	1,136	50,438
Dynavax Technologies Corp.*	17,028	220,002
Dyne Therapeutics, Inc.*	1,924	21,645
Enanta Pharmaceuticals, Inc.*	351	7,511
Fennec Pharmaceuticals, Inc. (x)*	722	6,375
Foghorn Therapeutics, Inc.*	2,964	20,867
Genelux Corp. (x)*	151	4,941
Geron Corp.*	56,971	182,877
Halozyme Therapeutics, Inc.*	20,526	740,373
Heron Therapeutics, Inc. (x)*	14,905	17,290
HilleVax, Inc.*	811	13,941
Humacyte, Inc.*	8,372	23,944
Ideaya Biosciences, Inc.*	5,463	128,380
Immuneering Corp., Class A (x)*	2,425	24,589
ImmunityBio, Inc.*	14,235	39,573
ImmunoGen, Inc.*	21,728	410,007
Immunovant, Inc.*	8,431	159,936
Inhibrx, Inc.*	3,576	92,833
Insmed, Inc.*	20,610	434,871
Intellia Therapeutics, Inc.*	38,013	1,550,170
Intercept Pharmaceuticals, Inc.*	4,029	44,561
Ironwood Pharmaceuticals, Inc., Class A*	7,868	83,716
IVERIC bio, Inc.*	21,262	836,447
Janux Therapeutics, Inc.*	435	5,163
Karyopharm Therapeutics, Inc.*	17,731	31,738
Keros Therapeutics, Inc.*	3,374	135,567
Krystal Biotech, Inc.*	3,316	389,298
Kymera Therapeutics, Inc.*	5,689	130,790
Lexicon Pharmaceuticals, Inc. (x)*	4,586	10,502
Lineage Cell Therapeutics, Inc.*	19,632	27,681
MacroGenics, Inc.*	2,865	15,328
Madrigal Pharmaceuticals, Inc.*	2,093	483,483
MannKind Corp.*	32,549	132,474
MeiraGTx Holdings plc*	3,775	25,368
Merrimack Pharmaceuticals, Inc. (x)*	1,605	19,742
Mersana Therapeutics, Inc.*	9,715	31,962
Mineralys Therapeutics, Inc.*	646	11,014
Mirum Pharmaceuticals, Inc. (x)*	3,967	102,626
Morphic Holding, Inc.*	4,111	235,684
Novavax, Inc. (x)*	11,210	83,290
Nuvalent, Inc., Class A*	3,743	157,842
Nuvectis Pharma, Inc.*	1,045	16,689
Omega Therapeutics, Inc. (x)*	3,778	21,157
Organogenesis Holdings, Inc., Class A*	1,486	4,934
Outlook Therapeutics, Inc.*	24,115	41,960
PDS Biotechnology Corp. (x)*	4,321	21,735
PepGen, Inc.*	321	2,870
Prime Medicine, Inc. (x)*	6,188	90,654
ProKidney Corp., Class A (x)*	95,915	1,073,289
Protagonist Therapeutics, Inc.*	5,127	141,608
Prothena Corp. plc*	6,376	435,353
PTC Therapeutics, Inc.*	8,779	357,042
RAPT Therapeutics, Inc. (x)*	3,492	65,300
Reneo Pharmaceuticals, Inc.*	940	6,166
REVOLUTION Medicines, Inc.*	15,554	416,070
Rhythm Pharmaceuticals, Inc. (x)*	8,030	132,415
Rigel Pharmaceuticals, Inc.*	21,202	27,351
Rocket Pharmaceuticals, Inc.*	7,502	149,065
Roivant Sciences Ltd. (x)*	168,906	1,702,572
Sage Therapeutics, Inc.*	7,580	356,412
Sana Biotechnology, Inc.*	1,112	6,628
Savara, Inc.*	1,901	6,074
Selecta Biosciences, Inc. (x)*	4,583	5,133
Seres Therapeutics, Inc. (x)*	10,070	48,235
SpringWorks Therapeutics, Inc. (x)*	9,085	238,209
Summit Therapeutics, Inc. (x)*	18,110	45,456
Syndax Pharmaceuticals, Inc.*	8,315	174,033
TG Therapeutics, Inc.*	21,097	524,049
Travere Therapeutics, Inc.*	10,562	162,232
Tyra Biosciences, Inc.*	788	13,420
UroGen Pharma Ltd.(x)*	2,481	25,678
Vaxcyte, Inc.*	14,148	706,551
Vaxxinity, Inc., Class A(x)*	6,629	16,705
Vera Therapeutics, Inc., Class A(x)*	2,736	43,913

See Notes to Financial Statements.

1143

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vericel Corp.*	7,269	$273,096
Viking Therapeutics, Inc.*	14,728	238,741
Vir Biotechnology, Inc.*	654	16,043
Viridian Therapeutics, Inc.*	5,202	123,756
Voyager Therapeutics, Inc.*	4,970	56,906
X4 Pharmaceuticals, Inc.*	9,807	19,026
Xencor, Inc.*	4,678	116,810
Y-mAbs Therapeutics, Inc.*	2,747	18,652
Zentalis Pharmaceuticals, Inc.*	7,535	212,562

		24,356,470

Health Care Equipment & Supplies (3.5%)
Accuray, Inc. (x)*	13,733	53,147
Alphatec Holdings, Inc.*	5,023	90,313
Artivion, Inc.*	966	16,605
AtriCure, Inc.*	5,122	252,822
Atrion Corp.	209	118,231
Axogen, Inc.*	6,593	60,194
Axonics, Inc.*	7,514	379,232
Beyond Air, Inc. (x)*	3,487	14,855
Cerus Corp.*	27,966	68,796
ClearPoint Neuro, Inc.*	3,281	23,754
CONMED Corp.	4,729	642,624
Cutera, Inc. (x)*	367	5,553
CVRx, Inc.*	1,528	23,592
Embecta Corp.	971	20,974
Figs, Inc., Class A (x)*	252,535	2,088,464
Glaukos Corp.*	7,217	513,923
Haemonetics Corp.*	7,712	656,600
Inari Medical, Inc.*	7,405	430,527
Inmode Ltd.*	11,944	446,108
Inspire Medical Systems, Inc.*	3,678	1,194,026
iRadimed Corp.	1,128	53,851
iRhythm Technologies, Inc.*	4,714	491,764
KORU Medical Systems, Inc.*	5,097	17,585
Lantheus Holdings, Inc.*	10,477	879,230
LeMaitre Vascular, Inc.	2,990	201,167
LivaNova plc*	584	30,035
Merit Medical Systems, Inc.*	8,726	729,843
Nano-X Imaging Ltd.*	782	12,113
Nevro Corp.*	1,900	48,298
NuVasive, Inc.*	7,051	293,251
Omnicell, Inc.*	3,403	250,699
Orchestra BioMed Holdings, Inc. (x)*	560	3,920
OrthoPediatrics Corp.*	2,086	91,471
Outset Medical, Inc. (x)*	64,407	1,408,581
Paragon 28, Inc.*	6,750	119,745
PROCEPT BioRobotics Corp.*	5,482	193,789
Pulmonx Corp.*	5,743	75,291
Pulse Biosciences, Inc. (x)*	912	6,557
RxSight, Inc.*	4,244	122,227
Sanara Medtech, Inc. (x)*	571	22,897
Semler Scientific, Inc.*	761	19,969
SI-BONE, Inc.*	5,436	146,663
Sight Sciences, Inc.*	3,347	27,713
Silk Road Medical, Inc. (x)*	5,889	191,334
STAAR Surgical Co.*	7,472	392,803
Surmodics, Inc.*	2,184	68,381
Tactile Systems Technology, Inc.*	3,641	90,770
Tela Bio, Inc.*	2,468	25,001
TransMedics Group, Inc.*	4,887	410,410
Treace Medical Concepts, Inc.*	6,879	175,965
UFP Technologies, Inc.*	1,107	214,592
Utah Medical Products, Inc.	455	42,406
Vicarious Surgical, Inc., Class A*	5,482	10,032
ViewRay, Inc.*	7,853	2,766
Zynex, Inc. (x)*	3,009	28,856

		14,000,315

Health Care Providers & Services (4.4%)
23andMe Holding Co., Class A (x)*	229,760	402,080
Accolade, Inc.*	9,764	131,521
AdaptHealth Corp., Class A*	5,898	71,779
Addus HomeCare Corp.*	1,152	106,790
Agiliti, Inc. (x)*	4,033	66,545
agilon health, Inc. (x)*	393,531	6,823,828
AirSculpt Technologies, Inc.	1,947	16,783
Alignment Healthcare, Inc.*	13,343	76,722
AMN Healthcare Services, Inc.*	6,244	681,345
Apollo Medical Holdings, Inc. (x)*	6,559	207,264
Aveanna Healthcare Holdings, Inc.*	3,747	6,332
Cano Health, Inc.*	3,451	4,797
Castle Biosciences, Inc.*	1,474	20,223
CorVel Corp.*	1,323	256,001
Cross Country Healthcare, Inc.*	777	21,818
DocGo, Inc.*	12,274	115,007
Ensign Group, Inc. (The)	8,375	799,478
Guardant Health, Inc.*	46,125	1,651,275
HealthEquity, Inc.*	12,959	818,231
Hims & Hers Health, Inc.*	18,411	173,063
InfuSystem Holdings, Inc.*	2,685	25,857
Innovage Holding Corp.*	2,902	21,765
Invitae Corp.*	35,841	40,500
Joint Corp. (The)*	2,305	31,118
LifeStance Health Group, Inc.*	9,042	82,553
ModivCare, Inc.*	1,976	89,335
National Research Corp.	2,294	99,812
NeoGenomics, Inc.*	1,752	28,155
Option Care Health, Inc.*	26,207	851,465
P3 Health Partners, Inc.*	6,401	19,139
Patterson Cos., Inc.	2,943	97,884
Pennant Group, Inc. (The)*	4,524	55,555
PetIQ, Inc., Class A*	3,700	56,129
Privia Health Group, Inc. (x)*	68,254	1,782,112
Progyny, Inc.*	12,061	474,480
Quipt Home Medical Corp.*	5,976	31,912
RadNet, Inc.*	7,592	247,651
Select Medical Holdings Corp.	15,995	509,601
Surgery Partners, Inc.*	9,456	425,425
US Physical Therapy, Inc.	1,989	241,445
Viemed Healthcare, Inc. (x)*	5,041	49,301

		17,712,076

Health Care Technology (3.4%)
Babylon Holdings Ltd., Class A (x)*	671	49
Definitive Healthcare Corp., Class A*	2,432	26,752
Doximity, Inc., Class A (x)*	253,410	8,621,008
Evolent Health, Inc., Class A*	16,955	513,736
Health Catalyst, Inc.*	4,758	59,475
HealthStream, Inc.	1,439	35,342
NextGen Healthcare, Inc.*	4,795	77,775
OptimizeRx Corp.*	2,435	34,796
Phreesia, Inc.*	7,854	243,553

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Schrodinger, Inc.*	78,430	$3,915,226
Sharecare, Inc.*	3,262	5,708
Simulations Plus, Inc.	2,488	107,805

		13,641,225

Life Sciences Tools & Services (3.2%)
10X Genomics, Inc., Class A*	169,805	9,481,911
Adaptive Biotechnologies Corp.*	13,121	88,042
Akoya Biosciences, Inc.*	3,184	23,530
BioLife Solutions, Inc.*	4,737	104,688
Codexis, Inc.*	1,592	4,458
CryoPort, Inc. (x)*	5,778	99,670
Cytek Biosciences, Inc.*	18,275	156,068
Harvard Bioscience, Inc.*	6,038	33,149
MaxCyte, Inc. (x)*	228,778	1,050,091
Mesa Laboratories, Inc.	798	102,543
NanoString Technologies, Inc.*	5,934	24,033
OmniAb, Inc. (Earn Out Shares) (r)*	226	—
Pacific Biosciences of California, Inc.*	21,251	282,638
Quanterix Corp.*	905	20,408
SomaLogic, Inc. (x)*	227,321	525,111
Standard BioTools, Inc. (x)*	539,260	1,040,772

		13,037,112

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	10,882	112,846
Amphastar Pharmaceuticals, Inc.*	5,918	340,108
Amylyx Pharmaceuticals, Inc. (x)*	7,924	170,921
ANI Pharmaceuticals, Inc.*	1,535	82,629
Arvinas, Inc.*	7,330	181,931
ATAI Life Sciences NV (x)*	281,428	484,056
Axsome Therapeutics, Inc. (x)*	5,061	363,684
Biote Corp., Class A (x)*	914	6,179
Bright Green Corp. (x)*	9,180	9,272
Cassava Sciences, Inc. (x)*	6,212	152,318
Citius Pharmaceuticals, Inc. (x)*	4,215	5,058
Collegium Pharmaceutical, Inc.*	5,344	114,843
Corcept Therapeutics, Inc.*	12,488	277,858
CorMedix, Inc. (x)*	6,442	25,543
Cymabay Therapeutics, Inc.*	15,258	167,075
DICE Therapeutics, Inc.*	4,899	227,608
Evolus, Inc.*	6,404	46,557
Eyenovia, Inc.*	4,163	9,866
EyePoint Pharmaceuticals, Inc. (x)*	1,979	17,217
GH Research plc (x)*	63,373	751,921
Harmony Biosciences Holdings, Inc.*	4,991	175,633
Harrow Health, Inc. (x)*	4,035	76,826
Innoviva, Inc.*	307	3,908
Intra-Cellular Therapies, Inc.*	14,395	911,491
Ligand Pharmaceuticals, Inc.*	372	26,821
Liquidia Corp.*	5,197	40,796
Longboard Pharmaceuticals, Inc.*	789	5,791
Marinus Pharmaceuticals, Inc.*	7,792	84,621
Ocular Therapeutix, Inc.*	11,493	59,304
Omeros Corp.*	3,903	21,232
Optinose, Inc. (x)*	10,841	13,334
Pacira BioSciences, Inc.*	6,935	277,885
Phathom Pharmaceuticals, Inc.*	1,025	14,678
Phibro Animal Health Corp., Class A	869	11,905
Pliant Therapeutics, Inc. (x)*	8,821	159,837
Revance Therapeutics, Inc.*	12,801	323,993
Scilex Holding Co. (r)*	1,313	6,216
scPharmaceuticals, Inc. (x)*	4,475	45,600
SIGA Technologies, Inc.	6,398	32,310
Supernus Pharmaceuticals, Inc.*	7,312	219,799
Terns Pharmaceuticals, Inc. (x)*	4,417	38,649
Ventyx Biosciences, Inc.*	7,181	235,537
Verrica Pharmaceuticals, Inc.*	3,221	18,585
Xeris Biopharma Holdings, Inc.*	20,039	52,502

		6,404,743

Total Health Care		89,151,941

Industrials (10.3%)
Aerospace & Defense (0.5%)
Aerojet Rocketdyne Holdings, Inc.*	12,207	669,798
AeroVironment, Inc.*	3,848	393,574
Cadre Holdings, Inc.	3,085	67,253
Eve Holding, Inc. (x)*	2,817	29,522
Leonardo DRS, Inc.*	7,563	131,142
Moog, Inc., Class A	895	97,045
Parsons Corp.*	3,072	147,886
Redwire Corp. (x)*	490	1,250
Rocket Lab USA, Inc. (x)*	43,676	262,056
Virgin Galactic Holdings, Inc.*	22,291	86,489

		1,886,015

Air Freight & Logistics (0.1%)
Forward Air Corp.	4,095	434,520

Building Products (0.8%)
AAON, Inc.	6,965	660,352
American Woodmark Corp.*	149	11,379
Apogee Enterprises, Inc.	1,228	58,293
CSW Industrials, Inc.	2,381	395,698
Gibraltar Industries, Inc.*	2,707	170,325
Griffon Corp.	3,986	160,636
Janus International Group, Inc.*	13,179	140,488
Masonite International Corp.*	3,415	349,833
PGT Innovations, Inc.*	8,920	260,018
Simpson Manufacturing Co., Inc.	6,622	917,147
UFP Industries, Inc.	1,381	134,026
Zurn Elkay Water Solutions Corp.	4,671	125,603

		3,383,798

Commercial Services & Supplies (0.8%)
ACV Auctions, Inc., Class A*	19,541	337,473
Aris Water Solutions, Inc., Class A (x)	364	3,756
Aurora Innovation, Inc.(x)*	238,938	702,478
Brink’s Co. (The)	7,157	485,459
Casella Waste Systems, Inc., Class A*	8,611	778,865
Cimpress plc*	1,599	95,109
Healthcare Services Group, Inc.	11,148	166,440
Heritage-Crystal Clean, Inc.*	443	16,741
HNI Corp.	840	23,671
LanzaTech Global, Inc. (x)*	3,299	22,532
Liquidity Services, Inc.*	2,119	34,963
Matthews International Corp., Class A	1,310	55,832
Montrose Environmental Group, Inc.*	4,390	184,907
Performant Financial Corp.*	7,858	21,217
Pitney Bowes, Inc.	13,693	48,473
SP Plus Corp.*	3,125	122,219
Viad Corp.*	3,241	87,118

		3,187,253

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.0%)
Ameresco, Inc., Class A (x)*	5,049	$245,533
API Group Corp.*	21,803	594,350
Bowman Consulting Group Ltd., Class A (x)*	1,542	49,159
Comfort Systems USA, Inc.	5,464	897,189
Concrete Pumping Holdings, Inc.*	2,152	17,281
Construction Partners, Inc., Class A*	6,297	197,663
Dycom Industries, Inc.*	4,476	508,697
Fluor Corp.*	20,455	605,468
Granite Construction, Inc.	953	37,910
IES Holdings, Inc.*	1,260	71,669
INNOVATE Corp.*	3,107	5,437
Limbach Holdings, Inc.*	252	6,232
MYR Group, Inc.*	2,522	348,893
Primoris Services Corp.	503	15,326
Sterling Infrastructure, Inc.*	4,002	223,312

		3,824,119

Electrical Equipment (1.2%)
374Water, Inc.*	9,155	21,880
Allied Motion Technologies, Inc.	2,154	86,031
Amprius Technologies, Inc. (x)*	824	5,916
Array Technologies, Inc.*	23,334	527,348
Atkore, Inc.*	6,117	953,885
Babcock & Wilcox Enterprises, Inc.*	960	5,664
Blink Charging Co. (x)*	4,110	24,619
Bloom Energy Corp., Class A*	29,691	485,448
Dragonfly Energy Holdings Corp.*	3,697	5,472
EnerSys	5,930	643,524
Enovix Corp. (x)*	21,085	380,373
Eos Energy Enterprises, Inc. (x)*	15,418	66,914
Fluence Energy, Inc., Class A (x)*	5,957	158,695
FTC Solar, Inc. (x)*	9,954	32,052
GrafTech International Ltd.	17,261	86,995
LSI Industries, Inc.	3,036	38,132
NEXTracker, Inc., Class A*	4,766	189,735
NuScale Power Corp.*	8,375	56,950
Preformed Line Products Co.	174	27,161
SES AI Corp.*	2,745	6,698
Shoals Technologies Group, Inc., Class A*	26,429	675,525
SKYX Platforms Corp.*	8,606	22,892
SunPower Corp. (x)*	13,647	133,741
Thermon Group Holdings, Inc.*	592	15,747
TPI Composites, Inc. (x)*	6,582	68,255
Vicor Corp.*	3,381	182,574

		4,902,226

Ground Transportation (0.6%)
ArcBest Corp.	1,484	146,619
Daseke, Inc.*	5,861	41,789
Grab Holdings Ltd., Class A*	493,627	1,693,141
Marten Transport Ltd.	7,046	151,489
PAM Transportation Services, Inc.*	182	4,872
RXO, Inc.*	15,502	351,430
Werner Enterprises, Inc.	1,477	65,254

		2,454,594

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	4,001	75,539

Machinery (2.2%)
Alamo Group, Inc.	1,539	283,037
Albany International Corp., Class A	4,155	387,578
Berkshire Grey, Inc. (x)*	11,189	15,777
Blue Bird Corp.*	215	4,833
Chart Industries, Inc.*	3,996	638,521
CIRCOR International, Inc.*	2,439	137,682
Commercial Vehicle Group, Inc.*	586	6,505
Douglas Dynamics, Inc.	3,339	99,769
Energy Recovery, Inc.*	8,502	237,631
Enerpac Tool Group Corp., Class A	8,762	236,574
ESCO Technologies, Inc.	2,271	235,344
Federal Signal Corp.	9,246	592,021
Franklin Electric Co., Inc.	7,113	731,928
Gorman-Rupp Co. (The)	718	20,700
Helios Technologies, Inc.	5,034	332,697
Hillenbrand, Inc.	10,630	545,106
Hyster-Yale Materials Handling, Inc.	1,697	94,760
John Bean Technologies Corp.	4,909	595,462
Kadant, Inc.	1,792	398,003
Lindsay Corp.	1,724	205,742
Miller Industries, Inc.	106	3,760
Mueller Industries, Inc.	3,795	331,228
Mueller Water Products, Inc., Class A	23,801	386,290
Omega Flex, Inc.	537	55,730
Shyft Group, Inc. (The)	5,410	119,345
SPX Technologies, Inc.*	5,614	477,022
Standex International Corp.	1,481	209,517
Tennant Co.	1,509	122,395
Terex Corp.	6,037	361,194
Trinity Industries, Inc.	2,362	60,727
Velo3D, Inc.(x)*	14,078	30,408
Wabash National Corp.	7,275	186,531
Watts Water Technologies, Inc., Class A	4,217	774,789

		8,918,606

Marine Transportation (0.0%)†
Himalaya Shipping Ltd. (x)*	958	5,326

Passenger Airlines (0.6%)
Allegiant Travel Co.*	266	33,590
Frontier Group Holdings, Inc.*	6,062	58,620
Joby Aviation, Inc. (x)*	223,559	2,293,715
Sun Country Airlines Holdings, Inc.*	3,308	74,364

		2,460,289

Professional Services (1.7%)
ASGN, Inc.*	1,947	147,252
Asure Software, Inc.*	366	4,451
Barrett Business Services, Inc.	998	87,026
CBIZ, Inc.*	7,495	399,334
CRA International, Inc.	1,077	109,854
CSG Systems International, Inc.	4,758	250,937
ExlService Holdings, Inc.*	5,000	755,300
Exponent, Inc.	7,830	730,696
First Advantage Corp.*	849	13,083
FiscalNote Holdings, Inc.*	2,174	7,913
Forrester Research, Inc.*	1,855	53,962
Franklin Covey Co.*	1,786	78,012
HireQuest, Inc.	848	22,073
Huron Consulting Group, Inc.*	2,920	247,937

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
IBEX Holdings Ltd.*	1,696	$36,006
ICF International, Inc.	2,920	363,219
Innodata, Inc.*	3,952	44,776
Insperity, Inc.	5,663	673,670
Kforce, Inc.	2,972	186,226
Legalzoom.com, Inc.*	16,296	196,856
Maximus, Inc.	9,428	796,760
NV5 Global, Inc.*	1,919	212,568
Planet Labs PBC (x)*	26,783	86,241
Red Violet, Inc. (x)*	1,739	35,771
Sterling Check Corp.*	355	4,352
TriNet Group, Inc.*	5,906	560,893
TTEC Holdings, Inc.	3,094	104,701
Upwork, Inc.*	19,627	183,316
Verra Mobility Corp., Class A*	21,535	424,670

		6,817,855

Trading Companies & Distributors (0.8%)
Alta Equipment Group, Inc.	2,967	51,418
Applied Industrial Technologies, Inc.	5,965	863,911
Beacon Roofing Supply, Inc.*	808	67,048
Custom Truck One Source, Inc.*	8,786	59,218
Distribution Solutions Group, Inc.*	626	32,590
EVI Industries, Inc.*	598	13,156
FTAI Aviation Ltd. (x)	15,455	489,305
GATX Corp.	302	38,879
Global Industrial Co.	1,638	45,487
GMS, Inc.*	1,978	136,878
H&E Equipment Services, Inc.	4,927	225,410
Herc Holdings, Inc.	4,376	598,856
Hudson Technologies, Inc.*	1,110	10,678
Karat Packaging, Inc.	674	12,301
McGrath RentCorp	3,769	348,557
MRC Global, Inc.*	4,541	45,728
Transcat, Inc.*	1,169	99,727
Triton International Ltd.	1,227	102,160
Xometry, Inc., Class A (x)*	655	13,873

		3,255,180

Total Industrials		41,605,320

Information Technology (29.4%)
Communications Equipment (0.5%)
Calix, Inc.*	9,092	453,782
Cambium Networks Corp.*	1,745	26,559
Clearfield, Inc.*	2,057	97,399
CommScope Holding Co., Inc.*	31,540	177,570
Digi International, Inc.*	4,777	188,166
Extreme Networks, Inc.*	19,476	507,350
Harmonic, Inc.*	16,845	272,384
Infinera Corp. (x)*	31,111	150,266
Viavi Solutions, Inc.*	28,383	321,579

		2,195,055

Electronic Equipment, Instruments & Components (1.5%)
Advanced Energy Industries, Inc.	5,804	646,856
Akoustis Technologies, Inc. (x)*	11,612	36,926
Arlo Technologies, Inc.*	11,961	130,495
Badger Meter, Inc.	4,536	669,332
Bel Fuse, Inc., Class B	131	7,521
Belden, Inc.	4,063	388,626
Climb Global Solutions, Inc.	542	25,940
CTS Corp.	4,758	202,834
ePlus, Inc.*	168	9,458
Evolv Technologies Holdings, Inc.*	3,305	19,830
Fabrinet*	5,674	736,939
FARO Technologies, Inc.*	276	4,471
Insight Enterprises, Inc.*	4,453	651,652
Iteris, Inc.*	3,309	13,104
Itron, Inc.*	684	49,316
Kimball Electronics, Inc.*	793	21,911
Lightwave Logic, Inc. (x)*	18,000	125,460
Luna Innovations, Inc. (x)*	5,018	45,764
MicroVision, Inc.(x)*	27,790	127,278
Napco Security Technologies, Inc.	4,779	165,592
Novanta, Inc.*	5,524	1,016,968
OSI Systems, Inc.*	2,428	286,091
PAR Technology Corp.*	371	12,217
Plexus Corp.*	3,728	366,239
Presto Automation, Inc. (x)*	1,208	6,306
Rogers Corp.*	1,954	316,411
Sanmina Corp.*	425	25,615

		6,109,152

IT Services (6.0%)
BigBear.ai Holdings, Inc. (x)*	4,385	10,305
BigCommerce Holdings, Inc.*	10,658	106,047
Cloudflare, Inc., Class A*	211,900	13,851,903
DigitalOcean Holdings, Inc.*	9,788	392,890
Fastly, Inc., Class A*	164,745	2,598,029
Grid Dynamics Holdings, Inc.*	7,060	65,305
Hackett Group, Inc. (The)	3,714	83,008
Information Services Group, Inc.	2,681	14,370
MongoDB, Inc., Class A*	15,449	6,349,385
Perficient, Inc.*	5,372	447,649
Squarespace, Inc., Class A*	2,130	67,180
Thoughtworks Holding, Inc.*	14,533	109,724
Tucows, Inc., Class A*	638	17,698

		24,113,493

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A*	1,425	18,639
Aehr Test Systems (x)*	3,913	161,411
Ambarella, Inc.*	3,433	287,239
Atomera, Inc.*	2,406	21,101
Axcelis Technologies, Inc.*	5,032	922,517
CEVA, Inc.*	3,027	77,340
Credo Technology Group Holding Ltd.*	14,947	259,181
Diodes, Inc.*	5,449	503,978
FormFactor, Inc.*	11,870	406,191
Impinj, Inc. (x)*	3,539	317,271
indie Semiconductor, Inc., Class A*	19,594	184,184
inTEST Corp.*	1,675	43,986
Kulicke & Soffa Industries, Inc.	6,003	356,878
MACOM Technology Solutions Holdings, Inc.*	8,378	549,010
Maxeon Solar Technologies Ltd. (x)*	2,637	74,258
MaxLinear, Inc., Class A*	11,461	361,709
Navitas Semiconductor Corp., Class A (x)*	2,559	26,972
NVE Corp. (x)	648	63,141
Onto Innovation, Inc.*	6,473	753,910
PDF Solutions, Inc.*	4,783	215,713

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Power Integrations, Inc.	8,757	$829,025
Rambus, Inc.*	16,823	1,079,532
Silicon Laboratories, Inc.*	4,889	771,191
SiTime Corp.*	2,648	312,385
SkyWater Technology, Inc.*	2,742	25,830
SMART Global Holdings, Inc.*	1,745	50,622
Synaptics, Inc.*	523	44,654
Transphorm, Inc.*	4,778	16,245

		8,734,113

Software (18.7%)
8x8, Inc.*	16,962	71,749
A10 Networks, Inc.	11,013	160,680
ACI Worldwide, Inc.*	14,354	332,582
Adeia, Inc.	14,381	158,335
Agilysys, Inc.*	3,083	211,617
Alarm.com Holdings, Inc.*	7,358	380,261
Alkami Technology, Inc.*	6,205	101,700
Altair Engineering, Inc., Class A*	8,280	627,955
American Software, Inc., Class A	3,931	41,315
Amplitude, Inc., Class A*	10,645	117,095
Appfolio, Inc., Class A*	2,964	510,223
Appian Corp., Class A*	6,323	300,975
Applied Digital Corp.*	10,739	100,410
Asana, Inc., Class A*	12,253	270,056
AvePoint, Inc. (x)*	23,002	132,491
BILL Holdings, Inc.*	67,644	7,904,201
Bit Digital, Inc. (x)*	2,065	8,384
Blackbaud, Inc.*	6,714	477,902
BlackLine, Inc.*	8,693	467,857
Box, Inc., Class A*	21,756	639,191
Braze, Inc., Class A (x)*	5,297	231,956
C3.ai, Inc., Class A (x)*	7,000	255,010
Cipher Mining, Inc. (x)*	324	927
Cleanspark, Inc.*	1,472	6,315
Clear Secure, Inc., Class A (x)	49,256	1,141,261
CommVault Systems, Inc.*	6,491	471,376
Confluent, Inc., Class A*	99,875	3,526,586
Consensus Cloud Solutions, Inc.*	1,745	54,095
CoreCard Corp. (x)*	1,102	27,947
Couchbase, Inc.*	5,321	84,178
Digimarc Corp. (x)*	2,229	65,622
Digital Turbine, Inc.*	3,870	35,914
Domo, Inc., Class B*	4,840	70,954
Ebix, Inc.	1,088	27,418
eGain Corp.*	3,262	24,432
Enfusion, Inc., Class A*	3,908	43,848
EngageSmart, Inc.*	7,300	139,357
Envestnet, Inc.*	7,787	462,158
Everbridge, Inc.*	6,376	171,514
EverCommerce, Inc.*	2,833	33,543
Expensify, Inc., Class A*	8,695	69,386
ForgeRock, Inc., Class A (x)*	7,117	146,183
Freshworks, Inc., Class A*	24,999	439,482
Gitlab, Inc., Class A (x)*	219,953	11,241,798
Instructure Holdings, Inc.*	3,000	75,480
Intapp, Inc.*	2,448	102,596
InterDigital, Inc.	4,174	403,000
Jamf Holding Corp. (x)*	10,956	213,861
Kaltura, Inc.*	12,774	27,081
LivePerson, Inc.*	10,169	45,964
LiveVox Holdings, Inc.*	3,411	9,380
Marathon Digital Holdings, Inc.*	25,956	359,750
MeridianLink, Inc.*	2,855	59,384
MicroStrategy, Inc., Class A (x)*	5,783	1,980,215
Mitek Systems, Inc.*	5,810	62,980
Model N, Inc.*	5,686	201,057
N-able, Inc.*	9,421	135,757
NextNav, Inc.*	8,054	23,679
Olo, Inc., Class A*	249,682	1,612,946
OneSpan, Inc.*	5,856	86,903
PagerDuty, Inc.*	13,062	293,634
PowerSchool Holdings, Inc., Class A*	8,761	167,686
Procore Technologies, Inc.*	145,853	9,490,655
Progress Software Corp.	6,691	388,747
PROS Holdings, Inc.*	4,840	149,072
Q2 Holdings, Inc.*	8,748	270,313
Qualys, Inc.*	5,738	741,177
Rapid7, Inc.*	9,242	418,478
Rimini Street, Inc.*	7,182	34,402
Riot Platforms, Inc.*	17,196	203,257
Samsara, Inc., Class A*	702,560	19,467,938
Sapiens International Corp. NV	4,724	125,658
SEMrush Holdings, Inc., Class A (x)*	4,886	46,759
SoundHound AI, Inc., Class A*	22,064	100,391
SoundThinking, Inc.*	1,289	28,178
Sprinklr, Inc., Class A*	13,647	188,738
Sprout Social, Inc., Class A*	7,358	339,645
SPS Commerce, Inc.*	5,677	1,090,325
Tenable Holdings, Inc.*	17,607	766,785
Unity Software, Inc. (x)*	32,592	1,415,145
Varonis Systems, Inc., Class B*	16,748	446,334
Verint Systems, Inc.*	9,201	322,587
Veritone, Inc. (x)*	3,349	13,128
Viant Technology, Inc., Class A*	2,106	9,709
Weave Communications, Inc.*	4,941	54,894
Workiva, Inc., Class A*	7,545	767,025
Yext, Inc.*	16,494	186,547
Zeta Global Holdings Corp., Class A*	20,385	174,088
Zuora, Inc., Class A*	18,905	207,388

		75,094,955

Technology Hardware, Storage & Peripherals (0.5%)
Avid Technology, Inc.*	3,545	90,397
CompoSecure, Inc. (x)*	2,203	15,113
Corsair Gaming, Inc.*	5,863	104,010
CPI Card Group, Inc.*	670	15,577
IonQ, Inc. (x)*	4,016	54,336
Super Micro Computer, Inc.*	7,151	1,782,387

		2,061,820

Total Information Technology		118,308,588

Materials (2.6%)
Chemicals (1.6%)
American Vanguard Corp.	736	13,152
Amyris, Inc.*	2,741	2,823
Balchem Corp.	4,931	664,748
Cabot Corp.	8,529	570,505
Chase Corp.	999	121,099
Diversey Holdings Ltd. (x)*	12,331	103,457
Ecovyst, Inc.*	3,067	35,148
Ginkgo Bioworks Holdings, Inc., Class A (x)*	817,562	1,520,665

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hawkins, Inc.	2,898	$138,206
HB Fuller Co.	7,413	530,104
Ingevity Corp.*	5,744	334,071
Innospec, Inc.	3,420	343,505
Livent Corp. (x)*	27,832	763,432
Orion SA	8,507	180,519
PureCycle Technologies, Inc. (x)*	4,194	44,834
Quaker Chemical Corp.	2,139	416,891
Sensient Technologies Corp.	6,565	466,968
Stepan Co.	333	31,821

		6,281,948

Construction Materials (0.0%)†
United States Lime & Minerals, Inc.	315	65,800

Containers & Packaging (0.1%)
Myers Industries, Inc.	5,713	111,004
O-I Glass, Inc.*	20,392	434,961

		545,965

Metals & Mining (0.8%)
5E Advanced Materials, Inc.*	5,835	19,139
Alpha Metallurgical Resources, Inc.	139	22,846
ATI, Inc.*	19,855	878,187
Century Aluminum Co.*	8,289	72,280
Compass Minerals International, Inc.	5,191	176,494
Constellium SE, Class A*	11,817	203,252
Contango ORE, Inc.*	240	6,115
Dakota Gold Corp.*	4,861	14,194
Hecla Mining Co.	19,577	100,822
i-80 Gold Corp. (x)*	2,544	5,724
Ivanhoe Electric, Inc. (x)*	8,688	113,292
Kaiser Aluminum Corp.	2,307	165,273
Materion Corp.	3,150	359,730
MP Materials Corp.*	35,793	818,944
NioCorp Developments Ltd.*	1,077	5,417
Novagold Resources, Inc.*	37,140	148,189
Perpetua Resources Corp.*	5,674	20,824
Piedmont Lithium, Inc.*	955	55,113
Ryerson Holding Corp.	246	10,671

		3,196,506

Paper & Forest Products (0.1%)
Sylvamo Corp.	5,684	229,918

Total Materials		10,320,137

Real Estate (1.3%)
Diversified REITs (0.0%)†
Essential Properties Realty Trust, Inc. (REIT)	2,571	60,521
Gladstone Commercial Corp. (REIT)	1,455	17,999

		78,520

Health Care REITs (0.1%)
CareTrust REIT, Inc. (REIT)	1,320	26,215
Community Healthcare Trust, Inc. (REIT)	2,583	85,291
National Health Investors, Inc. (REIT)	639	33,496
Universal Health Realty Income Trust (REIT)	2,049	97,492

		242,494

Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	8,904	827,360

Real Estate Management & Development (0.8%)
Anywhere Real Estate, Inc.*	1,683	11,242
Compass, Inc., Class A*	39,376	137,816
DigitalBridge Group, Inc.	8,182	120,357
Douglas Elliman, Inc.	48	107
eXp World Holdings, Inc. (x)	10,597	214,907
Marcus & Millichap, Inc.	1,481	46,666
Maui Land & Pineapple Co., Inc.*	985	14,026
Opendoor Technologies, Inc. (x)*	311,889	1,253,794
Redfin Corp. (x)*	102,956	1,278,714
RMR Group, Inc. (The), Class A	1,640	37,999
St Joe Co. (The)	5,251	253,833

		3,369,461

Residential REITs (0.0%)†
Clipper Realty, Inc. (REIT)	1,540	8,732
NexPoint Residential Trust, Inc. (REIT)	1,112	50,573
UMH Properties, Inc. (REIT)	1,511	24,146

		83,451

Retail REITs (0.1%)
Alexander’s, Inc. (REIT)	351	64,535
CBL & Associates Properties, Inc. (REIT)	3,120	68,765
Phillips Edison & Co., Inc. (REIT) (x)	2,979	101,524
Saul Centers, Inc. (REIT)	1,617	59,554
Tanger Factory Outlet Centers, Inc. (REIT)	7,299	161,089

		455,467

Specialized REITs (0.1%)
Four Corners Property Trust, Inc. (REIT)	1,099	27,914
Outfront Media, Inc. (REIT)	11,055	173,785

		201,699

Total Real Estate		5,258,452

Utilities (0.7%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	1,563	22,101
MGE Energy, Inc.	2,897	229,182
Otter Tail Corp.	3,343	263,963
PNM Resources, Inc.	1,409	63,546

		578,792

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A	1,539	70,148
Chesapeake Utilities Corp.	1,706	203,014
New Jersey Resources Corp.	7,933	374,437
RGC Resources, Inc.	262	5,248

		652,847

Independent Power and Renewable Electricity Producers (0.1%)
Montauk Renewables, Inc.*	10,532	78,358
Ormat Technologies, Inc.	5,295	426,036
Sunnova Energy International, Inc. (x)*	7,669	140,419

		644,813

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.0%)†
Unitil Corp.	670	$33,976

Water Utilities (0.3%)
American States Water Co.	5,694	495,378
Artesian Resources Corp., Class A	888	41,931
Cadiz, Inc. (x)*	6,389	25,939
California Water Service Group	2,748	141,879
Consolidated Water Co. Ltd. (x)	690	16,719
Global Water Resources, Inc.	1,601	20,301
Middlesex Water Co.	2,676	215,846
Pure Cycle Corp.*	2,955	32,505
York Water Co. (The)	1,993	82,251

		1,072,749

Total Utilities		2,983,177

Total Common Stocks (98.5%) (Cost $373,691,077)		395,702,876

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
BARK, Inc., expiring 8/29/25*	41,156	5,766

Total Consumer Discretionary		5,766

Health Care (0.0%)†
Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	10,119	2,530

Total Health Care		2,530

Total Warrants (0.0%)† (Cost $—)		8,296

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	15,000,000	15,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	404,804	404,885

Total Investment Companies		20,404,885

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.2%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $9,970,950, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $10,166,091. (xx)	$9,966,756	9,966,756
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $2,041,104. (xx)	2,000,000	2,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $5,004,919, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		16,966,756

Total Short-Term Investments (9.3%) (Cost $37,371,641)		37,371,641

Total Investments in Securities (107.8%) (Cost $411,062,718)		433,082,813
Other Assets Less Liabilities (-7.8%)		(31,246,499)

Net Assets (100%)		$401,836,314

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $2,528,621 or 0.6% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $48,747,707. This was collateralized by $13,303,438 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/20/23 – 5/15/53 and by cash of $36,966,756 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	10	9/2023	USD	951,850	(2,228)

					(2,228)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,459,100	$—	$—	$9,459,100
Consumer Discretionary	74,993,689	4,154,843	—	79,148,532
Consumer Staples	8,827,947	—	—	8,827,947
Energy	8,260,232	—	—	8,260,232
Financials	22,379,450	—	—	22,379,450
Health Care	89,145,725	—	6,216	89,151,941
Industrials	41,605,320	—	—	41,605,320
Information Technology	118,308,588	—	—	118,308,588
Materials	10,320,137	—	—	10,320,137
Real Estate	5,258,452	—	—	5,258,452
Utilities	2,983,177	—	—	2,983,177
Short-Term Investments
Investment Companies	20,404,885	—	—	20,404,885
Repurchase Agreements	—	16,966,756	—	16,966,756
Warrants
Consumer Discretionary	5,766	—	—	5,766
Health Care	2,530	—	—	2,530

Total Assets	$411,954,998	$21,121,599	$6,216	$433,082,813

Liabilities:
Futures	$(2,228)	$—	$—	$(2,228)

Total Liabilities	$(2,228)	$—	$—	$(2,228)

Total	$411,952,770	$21,121,599	$6,216	$433,080,585

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,228	)*

Total		$(2,228)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,281	$2,281

Total	$2,281	$2,281

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$14,010	$14,010

Total	$14,010	$14,010

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$857,026

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$129,198,536
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$148,643,751

During the six months ended June 30, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 19%)*	Net Proceeds of Sales and Redemptions (affiliated 22%)*	Net Realized Gain (Loss)
$ 24,867,160	$32,448,649	$ (1,616,814)

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,289,661
Aggregate gross unrealized depreciation	(77,301,882)

Net unrealized appreciation	$16,987,779

Federal income tax cost of investments in securities and derivative instruments, if applicable	$416,092,806

For the six months ended June 30, 2023, the Portfolio incurred approximately $236 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $394,095,962)	$416,116,057
Repurchase Agreements (Cost $16,966,756)	16,966,756
Cash	4,821,395
Foreign cash (Cost $950)	912
Cash held as collateral at broker for futures	63,600
Receivable for securities sold	2,438,773
Dividends, interest and other receivables	510,490
Securities lending income receivable	158,758
Receivable for Portfolio shares sold	52,929
Due from Custodian	39,673
Due from broker for futures variation margin	2,793
Other assets	4,190

Total assets	441,176,326

LIABILITIES
Payable for return of collateral on securities loaned	36,966,756
Payable for securities purchased	1,748,182
Payable for Portfolio shares repurchased	255,112
Investment management fees payable	234,027
Administrative fees payable	41,718
Distribution fees payable – Class IB	30,287
Accrued expenses	63,930

Total liabilities	39,340,012

NET ASSETS	$401,836,314

Net assets were comprised of:
Paid in capital	$518,483,421
Total distributable earnings (loss)	(116,647,107)

Net assets	$401,836,314

Class IB
Net asset value, offering and redemption price per share, $152,361,344 / 22,275,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.84

Class K
Net asset value, offering and redemption price per share, $249,474,970 / 35,052,240 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.12

(x)	Includes value of securities on loan of $48,747,707.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,063 foreign withholding tax)	$1,424,156
Interest	92,002
Securities lending (net)	1,302,347

Total income	2,818,505

EXPENSES
Investment management fees	1,476,106
Administrative fees	235,951
Distribution fees – Class IB	167,930
Custodian fees	66,382
Professional fees	32,027
Printing and mailing expenses	14,950
Trustees’ fees	5,649
Miscellaneous	4,150

Gross expenses	2,003,145
Less: Waiver from investment manager	(172,253)

Net expenses	1,830,892

NET INVESTMENT INCOME (LOSS)	987,613

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(14,767,256)
Futures contracts	2,281
Foreign currency transactions	(354)

Net realized gain (loss)	(14,765,329)

Change in unrealized appreciation (depreciation) on:
Investments in securities	103,425,281
Futures contracts	14,010
Foreign currency translations	11

Net change in unrealized appreciation (depreciation)	103,439,302

NET REALIZED AND UNREALIZED GAIN (LOSS)	88,673,973

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,661,586

See Notes to Financial Statements.

1153

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$987,613	$(339,585)
Net realized gain (loss)	(14,765,329)	(120,958,890)
Net change in unrealized appreciation (depreciation)	103,439,302	(137,305,113)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	89,661,586	(258,603,588)

Distributions to shareholders:
Class IB	—	(1,084,560)
Class K	—	(1,995,320)

Total distributions to shareholders	—	(3,079,880)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,980,554 and 3,808,387 shares, respectively ]	12,081,316	25,560,095
Capital shares issued in reinvestment of dividends and distributions [ 0 and 182,513 shares, respectively ]	—	1,084,560
Capital shares repurchased [ (1,815,398) and (4,023,017) shares, respectively]	(10,941,180)	(26,764,086)

Total Class IB transactions	1,140,136	(119,431)

Class K
Capital shares sold [ 13,585 and 8,362,014 shares, respectively ]	87,929	58,103,889
Capital shares issued in reinvestment of dividends and distributions [ 0 and 323,287 shares, respectively ]	—	1,995,320
Capital shares repurchased [ (3,942,187) and (5,555,085) shares, respectively]	(25,634,119)	(37,268,053)

Total Class K transactions	(25,546,190)	22,831,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,406,054)	22,711,725

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,255,532	(238,971,743)
NET ASSETS:
Beginning of period	336,580,782	575,552,525

End of period	$401,836,314	$336,580,782

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020	2019	2018
Net asset value, beginning of period	$5.37		$9.71	$17.28		$10.39	$8.76	$10.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(2)	(0.02)	(0.10	)(1)	(0.08)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	1.46		(4.27)	0.65		9.86	2.99	(0.33)

Total from investment operations	1.47		(4.29)	0.55		9.78	2.98	(0.37)

Less distributions:
Dividends from net investment income	—		— #	—		—	—	—
Distributions from net realized gains	—		(0.05)	(8.12)		(2.89)	(1.35)	(1.76)

Total dividends and distributions	—		(0.05)	(8.12)		(2.89)	(1.35)	(1.76)

Net asset value, end of period	$6.84		$5.37	$9.71		$17.28	$10.39	$8.76

Total return (b)	27.37%		(44.23)%	2.78%		95.74%	34.35%	(4.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,361		$118,839	$214,924		$210,225	$162	$118
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%		1.15%	1.15%	1.15%
Before waivers (a)(f)	1.24%		1.24%	1.21%		1.24%	1.24%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.38	%(bb)	(0.25)%	(0.50	)%(aa)	(0.50)%	(0.10)%	(0.38)%
Before waivers (a)(f)	0.29	%(bb)	(0.34)%	(0.56	)%(aa)	(0.59)%	(0.19)%	(0.46)%
Portfolio turnover rate^	35	%(z)	72%	102%		102%	73%	62%

See Notes to Financial Statements.

1155

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020	2019	2018
Net asset value, beginning of period	$5.59		$10.06	$17.61		$10.54	$8.86	$10.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	(2)	— #	(0.05	)(1)	(0.03)	0.02	(0.02)
Net realized and unrealized gain (loss)	1.51		(4.42)	0.66		9.99	3.03	(0.33)

Total from investment operations	1.53		(4.42)	0.61		9.96	3.05	(0.35)

Less distributions:
Dividends from net investment income	—		— #	(0.04)		— #	(0.02)	— #
Distributions from net realized gains	—		(0.05)	(8.12)		(2.89)	(1.35)	(1.76)

Total dividends and distributions	—		(0.05)	(8.16)		(2.89)	(1.37)	(1.76)

Net asset value, end of period	$7.12		$5.59	$10.06		$17.61	$10.54	$8.86

Total return (b)	27.37%		(43.99)%	3.04%		96.08%	34.79%	(4.56)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249,475		$217,742	$360,628		$431,002	$328,235	$263,372
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%		0.90%	0.90%	0.90%
Before waivers (a)(f)	0.99%		0.99%	0.96%		0.99%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.62	%(bb)	0.01%	(0.25	)%(aa)	(0.24)%	0.15%	(0.13)%
Before waivers (a)(f)	0.53	%(bb)	(0.08)%	(0.31	)%(aa)	(0.33)%	0.06%	(0.21)%
Portfolio turnover rate^	35	%(z)	72%	102%		102%	73%	62%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.10) and $(0.06) for Class IB and Class K respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be less than $0.005 and $0.01 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.

See Notes to Financial Statements.

1156

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Foreign Government Securities	60.8%
U.S. Treasury Obligations	59.5
Mortgage-Backed Securities	6.2
Financials	3.4
Investment Company	2.7
Asset-Backed Securities	1.6
Collateralized Mortgage Obligations	1.1
Repurchase Agreement	0.6
Communication Services	0.5
Commercial Mortgage-Backed Securities	0.2
Cash and Other	(36.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,011.00	$11.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.53	11.34
Class K
Actual	1,000.00	1,012.20	10.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.77	10.10

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 2.27% and 2.02%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1157

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.6%)
Adagio CLO VIII DAC,
Series VIII-A A 4.107%, 4/15/32 (l)§	EUR	300,000	$318,991
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 6.410%, 1/16/30 (l)§		$225,043	223,342
CIT Mortgage Loan Trust,
Series 2007-1 1M1 6.650%, 10/25/37 (l)§		200,000	189,866
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 5.840%, 10/25/35 (l)		100,000	84,736
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 5.370%, 7/25/37 (l)§		288,636	182,676
CWABS Asset-Backed Certificates Trust,
Series 2004-ECC1 M2 6.200%, 9/25/34 (l)		1,961	1,990
Series 2007-1 1A 5.290%, 7/25/37 (l)		67,914	59,593
Series 2007-6 1A 5.350%, 9/25/37 (l)		14,232	12,144
Series 2007-8 1A1 5.340%, 11/25/37 (l)		136,553	121,670
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 5.890%, 8/25/47 (l)		32,655	30,960
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A 6.373%, 9/15/37 (l)§		45,070	44,731
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46 (e)		20,035	11,144
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 5.370%, 4/25/37 (l)		19,827	15,152
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 5.470%, 5/25/37 (l)		3,774	3,751
Lehman XS Trust,
Series 2007-20N A1 7.450%, 12/25/37 (l)		117,975	113,464
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 5.390%, 8/25/36 (l)		66,531	26,960
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 5.300%, 10/25/36 (l)		111,706	35,996
New Century Home Equity Loan Trust,
Series 2004-4 M1 5.915%, 2/25/35 (l)		49,704	45,730
Option One Mortgage Loan Trust,
Series 2004-3 M2 6.005%, 11/25/34 (l)		12,371	12,048
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 5.470%, 7/25/36 (l)		160,828	52,145
Series 2006-HE2 A2C 5.450%, 7/25/36 (l)		47,355	17,977
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 5.350%, 6/25/37 (l)		103,103	70,222
Series 2007-OPT2 2A3 5.330%, 7/25/37 (l)		52,099	43,164

Total Asset-Backed Securities			1,718,452

Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35		34,121	20,263
Series 2006-HY11 A1 5.390%, 6/25/36 (l)		72,796	65,573
Series 2007-1T1 1A1 6.000%, 3/25/37		143,325	56,612
Series 2007-4CB 1A35 6.000%, 4/25/37		29,279	24,867
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		41,744	34,235
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§		60,139	55,113
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37		44,265	22,083
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.001%, 3/25/37 (l)		42,753	36,791
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34		5,320	4,716
CSMC Trust,
Series 2007-4R 1A1 5.428%, 10/26/36 (l)§		3,169	2,667
Series 2015-3R 5A2 5.300%, 9/29/36 (l)§		79,379	76,006
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 5.737%, 10/19/45 (l)		41,388	35,203
Dutch Property Finance BV,
Series 2022-2 A 4.142%, 4/28/62 (l)(m)	EUR	278,796	303,767
GNMA,
Series 2016-H17 FC 5.924%, 8/20/66 (l)		$146,415	145,578
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.967%, 12/25/34 (l)		2,996	2,674
Series 2005-AR4 6A1 4.660%, 7/25/35 (l)		18,280	16,980
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 5.610%, 3/25/36 (l)		27,805	25,050
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 4.399%, 4/25/35 (l)		1,326	1,305
Lehman Mortgage Trust,
Series 2005-3 4A1 5.039%, 1/25/36 (l)		6,540	5,915

See Notes to Financial Statements.

1158

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		$35,704	$33,934
RALI Trust,
Series 2007-QH8 A 4.398%, 10/25/37 (l)		26,615	23,500
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		117,662	41,443
Residential Mortgage Securities 32 plc,
Series 32A A 6.184%, 6/20/70 (l)§	GBP	118,778	150,926
Sequoia Mortgage Trust,
Series 6 A 5.786%, 4/19/27 (l)		$37,776	35,917
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		24,264	16,832

Total Collateralized Mortgage Obligations			1,237,950

Commercial Mortgage-Backed Securities (0.2%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 6.643%, 12/15/31 (l)§		63,490	55,916
STWD Ltd.,
Series 2019-FL1 A 6.296%, 7/15/38 (l)§		187,790	185,913

Total Commercial Mortgage-Backed Securities			241,829

Corporate Bonds (3.9%)
Communication Services (0.5%)
Media (0.5%)
Uktv Interactive Ltd. 2.500%, 7/17/24	GBP	130,000	617,926

Total Communication Services			617,926

Financials (3.4%)
Banks (0.4%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	265,781	29,254
1.000%, 10/1/50 (m)		1,347,095	141,560
0.500%, 10/1/53		2,635,287	253,471
1.500%, 10/1/53		99,987	10,339

			434,624

Capital Markets (0.3%)
UBS Group AG
(EURIBOR 3 Month + 1.00%), 4.177%, 1/16/26 (k)(m)	EUR	300,000	321,584

Financial Services (2.7%)
Jyske Realkredit A/S
Series CCE 0.500%, 10/1/43	DKK	627,209	68,968
1.000%, 10/1/50 (m)	DKK	12,686	1,335
1.000%, 10/1/50		8,189	808
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e 5.000%, 10/1/53 (m)		298,226	43,056
Series 01E 0.500%, 10/1/43 (m)		3,301,165	362,701
0.500%, 10/1/53 (m)		1	—
1.000%, 10/1/53 (m)		32,707	3,166
2.000%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		9,009,355	1,157,562
Series 01EE 1.000%, 10/1/50 (m)		48,959	4,823
1.500%, 10/1/53 (m)		130,687	14,363
Series CCE 1.000%, 10/1/50 (m)		278,356	29,230
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		1,620,406	160,867
Series 23S 1.500%, 10/1/53 (m)		467,807	51,448
3.000%, 10/1/53 (m)		2,941,608	377,622
Series 27S 1.500%, 10/1/53 (m)		6,449,652	667,209
Series CCS 1.000%, 10/1/50 (m)		730,158	76,663

			3,019,821

Total Financials			3,776,029

Total Corporate Bonds			4,393,955

Foreign Government Securities (60.8%)
Bonos de la Tesoreria 6.150%, 8/12/32	PEN	200,000	52,710
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	3,709,978	4,007,086
1.300%, 5/15/28 TIPS (m)(x)		3,549,349	3,797,247
0.400%, 5/15/30 TIPS (m)		2,490,817	2,484,102
0.100%, 5/15/33 TIPS (m)		2,392,425	2,197,231
2.550%, 9/15/41 TIPS (m)		539,275	650,886
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	759,597	677,430
2.000%, 12/1/41 TIPS		281,364	228,012
1.500%, 12/1/44 TIPS		175,955	129,939
1.250%, 12/1/47 TIPS		507,629	367,735
0.500%, 12/1/50 TIPS		300,970	180,352
Commonwealth of Australia
3.000%, 9/20/25 TIPS (m)	AUD	1,341,004	919,899
2.000%, 8/21/35 TIPS (m)		903,000	617,125
1.250%, 8/21/40 TIPS (m)		371,340	224,201
European Financial Stability Facility
2.375%, 6/21/32 (m)	EUR	3,700,000	3,817,443
French Republic
0.250%, 7/25/24 TIPS (m)		373,488	403,598
0.100%, 3/1/25 TIPS (m)		770,565	825,235
0.100%, 3/1/26 TIPS (m)		1,284,793	1,373,230
1.850%, 7/25/27 TIPS (m)		1,703,147	1,951,906
0.100%, 3/1/28 TIPS (m)		932,467	998,261
0.100%, 3/1/29 TIPS (m)		707,732	751,753
0.100%, 7/25/31 TIPS (m)		1,403,772	1,490,785
0.100%, 3/1/32 TIPS (m)		672,140	716,306
0.100%, 7/25/36 TIPS (m)		1,615,249	1,659,532

See Notes to Financial Statements.

1159

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
0.550%, 3/1/39 TIPS (m)	EUR	308,425	$336,003
1.800%, 7/25/40 TIPS (m)		561,433	728,632
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	138,920,167	1,008,287
0.100%, 3/10/28 TIPS		252,790,907	1,845,889
0.100%, 3/10/29 TIPS		242,607,833	1,778,972
0.005%, 3/10/31 TIPS		31,738,400	235,775
Series 20 0.100%, 3/10/25 TIPS		13,910,000	99,521
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,544,622	517,522
Kingdom of Spain
0.650%, 11/30/27 TIPS (m)	EUR	1,099,335	1,178,409
1.000%, 11/30/30 TIPS (m)		1,285,032	1,398,888
0.700%, 11/30/33 TIPS (m)		1,323,894	1,382,801
Kingdom of Sweden
1.000%, 6/1/25 TIPS (m)	SEK	4,300,000	503,399
0.125%, 6/1/26 TIPS (m)		6,950,000	797,503
0.125%, 12/1/27 TIPS (m)		500,000	56,110
New Zealand Government Bond
2.500%, 9/20/35 TIPS (m)	NZD	124,860	75,715
2.500%, 9/20/40 TIPS (m)		370,710	219,436
U.K. Treasury Bonds
0.500%, 1/31/29 (m)	GBP	1,000,000	1,010,653
0.625%, 10/22/50 (m)		200,000	103,226
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/24 TIPS (m)		2,613,818	3,252,129
1.250%, 11/22/27 TIPS (m)		1,344,439	1,725,126
0.125%, 8/10/28 TIPS (m)		1,067,867	1,303,855
0.125%, 8/10/31 TIPS (m)		698,227	861,915
1.250%, 11/22/32 TIPS (m)		1,167,290	1,581,605
0.750%, 3/22/34 TIPS (m)		321,002	411,992
0.125%, 11/22/36 TIPS (m)		931,753	1,092,577
1.125%, 11/22/37 TIPS (m)		552,895	733,961
0.625%, 3/22/40 TIPS (m)		344,287	421,062
0.125%, 8/10/41 TIPS (m)		1,929,824	2,140,620
0.625%, 11/22/42 TIPS (m)		263,148	317,805
0.125%, 3/22/44 TIPS (m)		1,383,768	1,476,292
0.125%, 3/22/46 TIPS (m)		519,064	540,665
0.750%, 11/22/47 TIPS (m)		1,345,485	1,614,801
0.125%, 8/10/48 TIPS (m)		651,072	669,196
0.500%, 3/22/50 TIPS (m)		751,048	847,269
0.125%, 3/22/51 TIPS (m)		253,463	256,015
0.250%, 3/22/52 TIPS (m)		657,532	689,789
1.250%, 11/22/55 TIPS (m)		660,859	921,919
0.125%, 11/22/56 TIPS (m)		429,180	429,367
0.125%, 3/22/58 TIPS (m)		454,463	453,611
0.375%, 3/22/62 TIPS (m)		820,281	901,974
0.125%, 11/22/65 TIPS (m)		536,694	540,554
0.125%, 3/22/68 TIPS (m)		664,254	668,134
0.125%, 3/22/73 TIPS (m)		120,891	129,728

Total Foreign Government Securities			67,780,706

Mortgage-Backed Securities (6.2%)
FHLMC UMBS
4.000%, 10/1/52		$396,716	372,275
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 8/25/53 TBA		3,000,000	2,816,719
4.500%, 8/25/53 TBA		3,900,000	3,750,703

Total Mortgage-Backed Securities			6,939,697

U.S. Treasury Obligations (59.5%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		$2,076,100	2,054,335
2.000%, 1/15/26 TIPS		452,421	446,189
1.750%, 1/15/28 TIPS		1,154,104	1,139,769
3.875%, 4/15/29 TIPS		922,675	1,018,394
2.125%, 2/15/40 TIPS (v)		589,491	631,150
2.125%, 2/15/41 TIPS		1,260,605	1,349,274
0.750%, 2/15/42 TIPS		1,463,380	1,239,586
0.625%, 2/15/43 TIPS (v)(w)		362,857	296,622
1.375%, 2/15/44 TIPS		1,861,374	1,747,490
0.750%, 2/15/45 TIPS		1,971,053	1,623,414
1.000%, 2/15/46 TIPS		2,150,921	1,860,071
0.875%, 2/15/47 TIPS		1,033,024	863,544
1.000%, 2/15/48 TIPS (v)		621,251	532,466
0.250%, 2/15/50 TIPS		235,992	164,160
0.125%, 2/15/51 TIPS		652,518	432,985
0.125%, 2/15/52 TIPS (w)		544,880	359,552
1.500%, 2/15/53 TIPS		204,110	197,824
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS (z)		4,810,518	4,729,385
0.500%, 4/15/24 TIPS		1,419,339	1,384,832
0.125%, 10/15/24 TIPS		2,246,560	2,166,543
0.250%, 1/15/25 TIPS		1,024,640	981,970
0.125%, 4/15/25 TIPS		1,174,460	1,117,172
0.125%, 10/15/25 TIPS		2,221,404	2,105,503
0.625%, 1/15/26 TIPS (z)		2,783,250	2,652,560
0.125%, 4/15/26 TIPS (z)		3,933,018	3,685,671
0.125%, 7/15/26 TIPS		1,430,117	1,342,371
0.125%, 10/15/26 TIPS (z)		888,136	829,842
0.375%, 1/15/27 TIPS (z)		2,863,338	2,684,515
0.125%, 4/15/27 TIPS (v)		322,332	298,055
0.375%, 7/15/27 TIPS		1,227,749	1,150,037
1.625%, 10/15/27 TIPS		1,331,304	1,310,873
0.500%, 1/15/28 TIPS (z)		3,912,153	3,655,964
0.750%, 7/15/28 TIPS (z)		3,045,521	2,883,958
0.875%, 1/15/29 TIPS (v)		324,386	306,808
0.250%, 7/15/29 TIPS		2,808,377	2,562,346
0.125%, 1/15/30 TIPS (z)		4,716,400	4,226,915
0.125%, 7/15/30 TIPS		2,046,936	1,833,278
0.125%, 7/15/31 TIPS (z)		6,146,000	5,444,793
0.125%, 1/15/32 TIPS		1,860,429	1,635,969
0.625%, 7/15/32 TIPS (z)		1,566,165	1,438,037

Total U.S. Treasury Obligations			66,384,222

Total Long-Term Debt Securities (133.3%) (Cost $165,359,056)			148,696,811

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)		3,000,000	3,000,000

See Notes to Financial Statements.

1160

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.6%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $628,948, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $641,257. (xx)	$628,683	$628,683

Total Short-Term Investments (3.3%) (Cost $3,628,683)		3,628,683

Total Investments in Securities (136.6%) (Cost $168,987,739)		152,325,494
Other Assets Less Liabilities (-36.6%)		(40,817,563)

Net Assets (100%)		$111,507,931

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $1,520,081 or 1.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $64,375,518 or 57.7% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,075,907.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $314,555.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,423,644. This was collateralized by cash of $3,628,683 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Canada	1.4
Cayman Islands	0.4
Denmark	3.6
France	10.1
Ireland	0.3
Italy	11.8
Japan	4.4
Netherlands	0.3
New Zealand	0.3
Peru	0.0 #
Spain	3.5
Supranational	3.4
Sweden	1.2
Switzerland	0.3
United Kingdom	23.2
United States	70.8
Cash and Other	(36.6)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

1161

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	27	9/2023	EUR	3,940,301	(28,807)
U.S. Treasury 10 Year Note	12	9/2023	USD	1,347,188	(23,830)
U.S. Treasury 10 Year Ultra Note	13	9/2023	USD	1,539,688	(8,864)

					(61,501)

Short Contracts
Euro-Bobl	(55)	9/2023	EUR	(6,944,451)	90,196
Euro-BTP	(23)	9/2023	EUR	(2,914,082)	(23,200)
Euro-Buxl	(9)	9/2023	EUR	(1,370,984)	(20,557)
Euro-Schatz	(213)	9/2023	EUR	(24,369,824)	202,612
Japan 10 Year Bond	(6)	9/2023	JPY	(6,176,929)	(22,699)
Long Gilt	(5)	9/2023	GBP	(605,155)	5,340
U.S. Treasury 2 Year Note	(31)	9/2023	USD	(6,303,656)	69,358
U.S. Treasury 5 Year Note	(53)	9/2023	USD	(5,675,969)	93,604
U.S. Treasury Long Bond	(6)	9/2023	USD	(761,438)	507
U.S. Treasury Ultra Bond	(28)	9/2023	USD	(3,814,125)	(36,121)

					359,040

					297,539

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	705,000	USD	101,276	Bank of America	7/5/2023	2,044
DKK	3,730,000	USD	539,532	JPMorgan Chase Bank	7/5/2023	7,108
EUR	192,000	USD	206,501	Bank of America	7/5/2023	3,010
EUR	266,000	USD	285,724	Barclays Bank plc	7/5/2023	4,535
USD	634,037	AUD	948,000	JPMorgan Chase Bank	7/5/2023	2,527
USD	113,000	BRL	541,054	Goldman Sachs Bank USA**	7/5/2023	3
USD	20,177	JPY	2,900,000	Bank of America	7/5/2023	79
USD	5,751	JPY	800,000	Deutsche Bank AG	7/5/2023	207
USD	4,521,114	JPY	630,594,640	JPMorgan Chase Bank	7/5/2023	150,938
MXN	2,419,000	USD	137,612	Barclays Bank plc	7/12/2023	3,519
USD	113,300	BRL	544,159	Goldman Sachs Bank USA**	8/2/2023	266
USD	1,843,655	DKK	12,514,518	Bank of America	8/2/2023	6,313
USD	33,578,641	EUR	30,709,541	JPMorgan Chase Bank	8/2/2023	17,937
USD	2,502,630	JPY	357,514,732	JPMorgan Chase Bank	8/2/2023	13,454

Total unrealized appreciation						211,940

BRL	541,405	USD	113,300	Goldman Sachs Bank USA**	7/5/2023	(230)
DKK	12,535,444	USD	1,843,655	Bank of America	7/5/2023	(6,556)
EUR	136,000	USD	148,915	Barclays Bank plc	7/5/2023	(512)
JPY	215,018,967	USD	1,503,524	JPMorgan Chase Bank	7/5/2023	(13,389)
NZD	515,000	USD	318,003	Bank of America	7/5/2023	(1,948)
USD	275,954	AUD	422,624	Bank of America	7/5/2023	(5,577)
USD	828,749	AUD	1,279,316	Goldman Sachs Bank USA	7/5/2023	(23,468)
USD	1,596,181	CAD	2,171,905	Bank of America	7/5/2023	(43,301)
USD	4,572,003	DKK	31,661,256	Bank of America	7/5/2023	(68,029)
USD	33,237,952	EUR	30,927,541	Bank of America	7/5/2023	(510,181)
USD	406,780	EUR	376,000	Barclays Bank plc	7/5/2023	(3,511)
USD	24,495,639	GBP	19,654,000	Barclays Bank plc	7/5/2023	(464,941)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	231,966	GBP	185,000	JPMorgan Chase Bank	7/5/2023	(2,985)
USD	575,236	NZD	948,131	Bank of America	7/5/2023	(6,632)
USD	51,217	NZD	85,312	Barclays Bank plc	7/5/2023	(1,139)
USD	1,263,233	SEK	13,680,000	Bank of America	7/5/2023	(5,154)
USD	128,141	MXN	2,206,000	JPMorgan Chase Bank	7/14/2023	(508)
USD	1,762,878	AUD	2,649,940	Barclays Bank plc	8/2/2023	(3,971)
USD	25,089,748	GBP	19,839,000	JPMorgan Chase Bank	8/2/2023	(111,358)
USD	1,900,174	JPY	273,707,305	JPMorgan Chase Bank	8/2/2023	(5,498)
USD	315,231	NZD	518,443	Barclays Bank plc	8/2/2023	(2,897)
USD	1,256,291	SEK	13,660,251	Bank of America	8/2/2023	(12,021)
USD	223,415	PEN	822,614	JPMorgan Chase Bank**	9/20/2023	(1,948)

Total unrealized depreciation						(1,295,754)

Net unrealized depreciation						(1,083,814)

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 2 Year Note	Exchange Traded	34	USD	(6,800,000)	USD	102.50	8/25/2023	(9,562)
U.S. Treasury 2 Year Note	Exchange Traded	34	USD	(6,800,000)	USD	103.00	8/25/2023	(4,781)

								(14,343)

Written Put Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	17	USD	(1,700,000)	USD	113.00	7/21/2023	(19,391)

Total Written Options Contracts (Premiums Received ($56,486))								(33,734)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,718,452	$—	$1,718,452
Collateralized Mortgage Obligations	—	1,237,950	—	1,237,950
Commercial Mortgage-Backed Securities	—	241,829	—	241,829
Corporate Bonds
Communication Services	—	617,926	—	617,926
Financials	—	3,776,029	—	3,776,029

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Foreign Government Securities	$—	$67,780,706	$—	$67,780,706
Forward Currency Contracts	—	211,940	—	211,940
Futures	461,617	—	—	461,617
Mortgage-Backed Securities	—	6,939,697	—	6,939,697
Short-Term Investments
Investment Company	3,000,000	—	—	3,000,000
Repurchase Agreement	—	628,683	—	628,683
U.S. Treasury Obligations	—	66,384,222	—	66,384,222

Total Assets	$3,461,617	$149,537,434	$—	$152,999,051

Liabilities:
Forward Currency Contracts	$—	$(1,295,754)	$—	$(1,295,754)
Futures	(164,078)	—	—	(164,078)
Options Written
Call Options Written	(14,343)	—	—	(14,343)
Put Options Written	(19,391)	—	—	(19,391)

Total Liabilities	$(197,812)	$(1,295,754)	$—	$(1,493,566)

Total	$3,263,805	$148,241,680	$—	$151,505,485

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$461,617	*
Foreign exchange contracts	Receivables	211,940

Total		$673,557

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(197,812	)*
Foreign exchange contracts	Payables	(1,295,754)

Total		$(1,493,566)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$135,410	$196,685	$—	$332,095
Foreign exchange contracts	—	—	(1,254,953)	(1,254,953)

Total	$135,410	$196,685	$(1,254,953)	$(922,858)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$22,752	$(638,597)	$—	$(615,845)
Foreign exchange contracts	—	—	403,648	403,648

Total	$22,752	$(638,597)	$403,648	$(212,197)

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$14,164,915
Average notional value of contracts – short	$56,558,215
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$14,634,810
Average amounts sold – in USD	$121,590,044
Options
Average value of option contracts written	$17,164

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$11,446	$(11,446)	$—	$—
Barclays Bank plc	8,054	(8,054)	—	—
Deutsche Bank AG	207	—	—	207
Goldman Sachs Bank USA	269	(269)	—	—
JPMorgan Chase Bank	191,964	(135,686)	—	56,278

Total	$211,940	$(155,455)	$—	$56,485

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$659,399	$(11,446)	$(511,596)	$136,357
Barclays Bank plc	476,971	(8,054)	(468,917)	—
Goldman Sachs Bank USA	23,698	(269)	—	23,429
JPMorgan Chase Bank	135,686	(135,686)	—	—

Total	$1,295,754	$(155,455)	$(980,513)	$159,786

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $95,394.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	5.19%	6/20/2023	7/5/2023	$(3,680,398)	$(3,687,546)
BNP Paribas	5.19	6/20/2023	7/5/2023	(4,725,112)	(4,734,084)
BNP Paribas	5.19	6/20/2023	7/5/2023	(2,666,112)	(2,671,157)
BNP Paribas	5.19	6/20/2023	7/5/2023	(2,701,770)	(2,707,168)
BNP Paribas	5.19	6/20/2023	7/5/2023	(2,905,006)	(2,910,341)
BNP Paribas	5.19	6/20/2023	7/5/2023	(4,267,806)	(4,276,791)
BNP Paribas	5.19	6/20/2023	7/5/2023	(3,702,465)	(3,710,270)
BNP Paribas	5.19	6/20/2023	7/5/2023	(5,492,430)	(5,503,988)
BNP Paribas	5.19	6/20/2023	7/5/2023	(834,968)	(836,729)
BNP Paribas	5.19	6/20/2023	7/5/2023	(1,449,933)	(1,452,663)

					$(32,490,737)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2023, was approximately $32,668,000 at a weighted average interest rate of 4.85%.
(2)	Payable for sale-buyback transactions includes $64,737 of deferred price drop on sale-buyback transactions.

	June 30, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(32,490,737)	$—	$—	$(32,490,737)

Total Borrowings	$—	$(32,490,737)	$—	$—	$(32,490,737)

Gross amount of recognized liabilities for sale-buybacks					$(32,490,737)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2023:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(32,490,737)	$32,231,640	$—	$(259,097)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$50,714,212
Long-term U.S. government debt securities	8,811,146

$59,525,358

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,970,589
Long-term U.S. government debt securities	5,751,722

$61,722,311

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,272,606
Aggregate gross unrealized depreciation	(30,697,881)

Net unrealized depreciation	$(24,425,275)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,930,760

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $168,359,056)	$151,696,811
Repurchase Agreements (Cost $628,683)	628,683
Cash	1,313,031
Foreign cash (Cost $510,712)	432,660
Cash held as collateral at broker for futures	993,000
Receivable for forward settling transactions	6,601,523
Receivable for securities sold	5,834,196
Dividends, interest and other receivables	289,946
Unrealized appreciation on forward foreign currency contracts	211,940
Due from broker for futures variation margin	140,173
Receivable for Portfolio shares sold	56,890
Securities lending income receivable	4,477
Other assets	1,266

Total assets	168,204,596

LIABILITIES
Payable for sale-buyback financing transactions	32,490,737
Payable for forward settling transactions	13,255,313
Payable for securities purchased	5,721,588
Payable for return of collateral on securities loaned	3,628,683
Unrealized depreciation on forward foreign currency contracts	1,295,754
Payable for Portfolio shares repurchased	129,728
Options written, at value (Premiums received $56,486)	33,734
Investment management fees payable	29,416
Distribution fees payable – Class IB	19,173
Administrative fees payable	8,595
Trustees’ fees payable	9
Accrued expenses	83,935

Total liabilities	56,696,665

NET ASSETS	$111,507,931

Net assets were comprised of:
Paid in capital	$140,026,878
Total distributable earnings (loss)	(28,518,947)

Net assets	$111,507,931

Class IB
Net asset value, offering and redemption price per share, $93,177,140 / 12,624,930 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.38

Class K
Net asset value, offering and redemption price per share, $18,330,791 / 2,463,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.44

(x)	Includes value of securities on loan of $3,423,644.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$2,656,332
Dividends	2,113
Securities lending (net)	4,547

Total income	2,662,992

EXPENSES
Interest expense	805,634
Investment management fees	340,008
Distribution fees – Class IB	118,028
Administrative fees	53,219
Professional fees	44,043
Custodian fees	40,043
Printing and mailing expenses	8,192
Trustees’ fees	1,770
Miscellaneous	8,315

Gross expenses	1,419,252
Less: Waiver from investment manager	(155,559)

Net expenses	1,263,693

NET INVESTMENT INCOME (LOSS)	1,399,299

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,629,639)
Futures contracts	196,685
Forward foreign currency contracts	(1,254,953)
Foreign currency transactions	1,437
Options written	135,410

Net realized gain (loss)	(2,551,060)

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,600,328
Futures contracts	(638,597)
Forward foreign currency contracts	403,648
Foreign currency translations	98,122
Options written	22,752

Net change in unrealized appreciation (depreciation)	2,486,253

NET REALIZED AND UNREALIZED GAIN (LOSS)	(64,807)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,334,492

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,399,299	$7,085,450
Net realized gain (loss)	(2,551,060)	7,213,679
Net change in unrealized appreciation (depreciation)	2,486,253	(36,639,989)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,334,492	(22,340,860)

Distributions to shareholders:
Class IB	—	(10,233,518)
Class K	—	(2,125,635)

Total distributions to shareholders	—	(12,359,153)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 638,189 and 1,715,177 shares, respectively ]	4,724,104	15,345,903
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,375,082 shares, respectively ]	—	10,233,518
Capital shares repurchased [ (1,109,954) and (1,832,639) shares, respectively]	(8,229,716)	(16,147,091)

Total Class IB transactions	(3,505,612)	9,432,330

Class K
Capital shares sold [ 40,717 and 480,236 shares, respectively ]	304,334	4,191,605
Capital shares issued in reinvestment of dividends and distributions [ 0 and 283,736 shares, respectively ]	—	2,125,635
Capital shares repurchased [ (201,526) and (720,343) shares, respectively]	(1,505,148)	(6,557,866)

Total Class K transactions	(1,200,814)	(240,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,706,426)	9,191,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,371,934)	(25,508,309)
NET ASSETS:
Beginning of period	114,879,865	140,388,174

End of period	$111,507,931	$114,879,865

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2023 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$1,334,492
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(166,082,811)
Proceeds from disposition of investments in securities	163,178,260
Increase in payable for forward settling transactions	1,965,391
Increase in receivable for forward settling transactions	(1,641,632)
Change in unrealized (appreciation) depreciation on investments in securities	(2,600,328)
Change in unrealized (appreciation) depreciation on options written	(22,752)
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(403,648)
Net realized (gain) loss on investments in securities	1,629,639
Net amortization (accretion) of income	(25,393)
Increase in payable for return of collateral on securities loaned	3,628,683
Increase in premiums received on options written	56,486
Increase in due from broker for futures variation margin	(269)
Decrease in trustees’ fees payable	(442)
Increase in other assets	(668)
Decrease in administrative fees payable	(860)
Decrease in investment management fees payable	(1,291)
Decrease in distribution fees payable – Class IB	(1,483)
Increase in dividends, interest and other receivables	(2,148)
Increase in securities lending income receivable	(4,477)
Decrease in accrued expenses	(20,143)

Net cash provided (used) by operating activities	984,606

Cash flows provided (used) by financing activities:
Proceeds from shares sold	5,005,877
Payment for shares repurchased	(9,645,084)
Proceeds from sale-buyback transactions	525,607,687
Payments on sale-buyback transactions	(525,242,159)
Increase in payable for sale-buyback financing transactions	3,333,239

Net cash provided (used) by financing activities	(940,440)

Net increase/(decrease) in cash	44,166

Cash, foreign cash and restricted cash:
Beginning of period	2,694,525

End of period	$2,738,691

Supplemental disclosure of cash flow information:

For the six month ended June 30, 2023, the Portfolio paid $805,634 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Cash	$1,313,031	$1,324,081
Foreign cash	432,660	431,444
Cash held as collateral at broker for futures	993,000	939,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$2,738,691	$2,694,525

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.30		$9.72	$10.78	$9.88	$9.47	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.49	0.21	(0.06)	(0.01)	0.08
Net realized and unrealized gain (loss)	(0.01)		(2.04)	0.21	1.08	0.78	(0.21)

Total from investment operations	0.08		(1.55)	0.42	1.02	0.77	(0.13)

Less distributions:
Dividends from net investment income	—		(0.84)	(0.56)	—	(0.35)	(0.24)
Distributions from net realized gains	—		(0.03)	(0.41)	(0.12)	(0.01)	—
Return of capital	—		—	(0.51)	—	—	—

Total dividends and distributions	—		(0.87)	(1.48)	(0.12)	(0.36)	(0.24)

Net asset value, end of period	$7.38		$7.30	$9.72	$10.78	$9.88	$9.47

Total return (b)	1.10%		(16.10)%	4.01%	10.33%	8.12%	(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,177		$95,592	$115,131	$96,173	$75,148	$63,475
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.27%		1.31%	0.92%	1.05%	1.75%	1.54%
Before waivers (a)(f)(g)	2.55%		1.53%	1.10%	1.26%	1.93%	1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.43%		5.60%	1.94%	(0.56)%	(0.10)%	0.81%
Before waivers (a)(f)	2.16%		5.38%	1.76%	(0.76)%	(0.29)%	0.72%
Portfolio turnover rate^	41	%(z)	82%	113%	245%	181%	66%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.35		$9.79	$10.87	$9.93	$9.51	$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.51	0.23	(0.03)	0.02	0.10
Net realized and unrealized gain (loss)	(0.01)		(2.06)	0.22	1.09	0.79	(0.21)

Total from investment operations	0.09		(1.55)	0.45	1.06	0.81	(0.11)

Less distributions:
Dividends from net investment income	—		(0.86)	(0.61)	—	(0.38)	(0.27)
Distributions from net realized gains	—		(0.03)	(0.41)	(0.12)	(0.01)	—
Return of capital	—		—	(0.51)	—	—	—

Total dividends and distributions	—		(0.89)	(1.53)	(0.12)	(0.39)	(0.27)

Net asset value, end of period	$7.44		$7.35	$9.79	$10.87	$9.93	$9.51

Total return (b)	1.22%		(15.97)%	4.29%	10.68%	8.46%	(1.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,331		$19,288	$25,257	$24,668	$31,471	$28,342
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.02%		1.06%	0.67%	0.80%	1.50%	1.29%
Before waivers (a)(f)(g)	2.30%		1.28%	0.85%	1.00%	1.68%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.66%		5.80%	2.13%	(0.28)%	0.16%	1.05%
Before waivers (a)(f)	2.39%		5.58%	1.94%	(0.48)%	(0.02)%	0.95%
Portfolio turnover rate^	41	%(z)	82%	113%	245%	181%	66%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2023, includes interest expense of 1.42% for each class.Includes interest expense of 0.42%, 0.02%, 0.08%, 0.75% and 0.54% for the years ended 2022, 2021, 2020, 2019 and 2018 respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1172

EQ/PIMCO REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	105.2%
U.S. Government Agency Securities	74.8
Asset-Backed Securities	6.0
Foreign Government Securities	5.8
Collateralized Mortgage Obligations	3.0
Mortgage-Backed Securities	2.6
Commercial Mortgage-Backed Securities	0.6
Financials	0.5
Information Technology	0.0 #
Cash and Other	(98.5)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,013.10	$10.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.59	10.28

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 2.06%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1173

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.0%)
Ares European CLO VI DAC,
Series 2013-6A ARR 3.787%, 4/15/30 (l)§	EUR	491,781	$525,638
Argent Mortgage Loan Trust,
Series 2005-W1 A1 5.630%, 5/25/35 (l)		$16,850	15,350
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 6.410%, 1/16/30 (l)§		225,043	223,342
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 5.161%, 1/25/35 (l)		309,016	291,886
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2 6.130%, 7/15/29 (l)§		160,472	159,889
C-Bass Trust,
Series 2006-CB9 A1 5.270%, 11/25/36 (l)		1,625	740
CIFC Funding Ltd.,
Series 2012-2RA A1 6.050%, 1/20/28 (l)§		110,285	109,861
CIT Mortgage Loan Trust,
Series 2007-1 1A 6.500%, 10/25/37 (l)§		2,127	2,110
Series 2007-1 1M1 6.650%, 10/25/37 (l)§		200,000	189,866
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 5.230%, 1/25/37 (l)		3,405	2,350
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 5.650%, 3/25/37 (l)		35,968	32,978
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 3.485%, 6/25/35 (l)		25,000	22,846
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR 4.103%, 8/15/32 (l)§	EUR	497,334	531,214
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 5.890%, 8/25/47 (l)		$10,885	10,320
Ellington Loan Acquisition Trust,
Series 2007-1 A1 6.250%, 5/25/37 (l)§		19,332	18,283
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 5.280%, 8/25/31 (l)		505	499
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 5.855%, 11/25/36 (l)		85,199	78,864
Fremont Home Loan Trust,
Series 2006-C 1A1 5.285%, 10/25/36 (l)		29,693	25,366
GSAMP Trust,
Series 2007-FM1 A2A 5.220%, 12/25/36 (l)		2,755	1,320
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 5.290%, 7/25/36 (l)		17,634	5,322
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT2 M3 5.870%, 12/25/35 (l)		118,673	117,545
LCM XXV Ltd.,
Series 25A AR 6.148%, 7/20/30 (l)§		257,942	256,150
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		33,085	23,301
Lehman XS Trust,
Series 2006-7 1A1A 5.470%, 5/25/36 (l)		23,121	20,335
Series 2006-8 3A4 6.900%, 6/25/36 (e)		12,538	11,644
Series 2007-20N A1 7.450%, 12/25/37 (l)		26,215	25,212
Merrill Lynch Life Agency, Inc., 5.390%, 2/25/37 (l)		8,787	2,541
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 5.310%, 9/25/37 (l)		516	110
Midocean Credit CLO V,
Series 2016-5A AR 6.385%, 7/19/28 (l)§		41,649	41,631
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D 5.370%, 10/25/36 (l)		696,042	292,707
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 5.200%, 11/25/36 (l)		325	106
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 5.855%, 1/25/36 (l)		19,123	18,498
OZLM XXIV Ltd.,
Series 2019-24A A1AR 6.410%, 7/20/32 (l)§		200,000	196,537
Palmer Square Loan Funding Ltd.,
Series 2021-2A A1 6.179%, 5/20/29 (l)§		171,383	169,660
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 6.200%, 10/25/34 (l)		84,597	81,110
Series 2005-WHQ4 M2 5.885%, 9/25/35 (l)		13,719	12,877
Renaissance Home Equity Loan Trust,
Series 2002-3 A 5.910%, 12/25/32 (l)		1,634	1,491
Saxon Asset Securities Trust,
Series 2007-3 1A 5.460%, 9/25/37 (l)		32,629	30,546
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 5.470%, 7/25/36 (l)		160,828	52,145
Series 2007-HE1 A2A 5.270%, 12/25/36 (l)		10,229	2,253
Soundview Home Equity Loan Trust, 5.260%, 2/25/37 (l)		522,637	147,365
Soundview Home Loan Trust,
Series 2006-NLC1 A1 5.270%, 11/25/36 (l)§		1,672	477

See Notes to Financial Statements.

1174

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 6.670%, 4/25/35 (l)		$1,952	$1,885
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR 6.340%, 4/15/31 (l)§		200,000	196,576
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		2,975	2,931
Vibrant CLO VI Ltd.,
Series 2017-6A AR 6.460%, 6/20/29 (l)§		225,994	223,648
Voya CLO Ltd.,
Series 2015-1A A1R 6.162%, 1/18/29 (l)§		239,952	238,667
Wellfleet CLO Ltd.,
Series 2015-1A AR4 6.140%, 7/20/29 (l)§		229,054	226,939
Series 2016-1A AR 6.160%, 4/20/28 (l)§		203,104	202,359

Total Asset-Backed Securities			4,845,290

Collateralized Mortgage Obligations (3.0%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 5.630%, 7/25/37 (l)		22,288	18,925
Alternative Loan Trust,
Series 2005-62 2A1 4.976%, 12/25/35 (l)		810	678
Series 2006-OA11 A1B 5.530%, 9/25/46 (l)		44,896	41,793
Series 2006-OA19 A1 5.337%, 2/20/47 (l)		7,256	5,624
Series 2006-OC5 2A2B 5.370%, 6/25/46 (l)		16	14
Series 2007-1T1 1A1 6.000%, 3/25/37		95,549	37,741
Series 2007-4CB 1A35 6.000%, 4/25/37		29,275	24,864
Series 2007-OA7 A1A 5.510%, 5/25/47 (l)		2,856	2,449
Banc of America Funding Trust,
Series 2006-A 1A1 4.449%, 2/20/36 (l)		2,664	2,493
Series 2006-J 2A1 3.826%, 1/20/47 (l)		66,462	56,396
Series 2006-J 4A1 4.416%, 1/20/47 (l)		2,479	2,289
Banc of America Mortgage Trust,
Series 2005-E 2A1 4.596%, 6/25/35 (l)		558	470
Series 2006-A 2A1 3.896%, 2/25/36 (l)		2,883	2,594
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.202%, 9/25/35 (l)		20,660	12,732
Series 2006-2 23A1 3.827%, 3/25/36 (l)		6,937	5,280
Bear Stearns ARM Trust,
Series 2004-10 13A1 4.033%, 1/25/35 (l)		2,448	2,267
Series 2005-1 2A1 4.042%, 3/25/35 (l)		3,465	3,156
Series 2005-9 A1 5.230%, 10/25/35 (l)		4,268	4,035
Series 2006-2 3A2 4.222%, 7/25/36 (l)		3,200	2,818
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		744	553
Series 2005-9 1A3 5.610%, 5/25/35 (l)		165,207	139,110
Series 2006-6 A4 6.000%, 4/25/36		10,607	5,674
Series 2006-HYB3 3A1B 3.573%, 5/20/36 (l)		1,926	1,764
Series 2007-1 A1 6.000%, 3/25/37		31,616	15,772
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 6.380%, 3/25/36 (l)		3,674	3,373
Series 2007-10 22AA 3.974%, 9/25/37 (l)		6,272	5,477
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		117,096	71,960
CSMC Trust,
Series 2007-4R 1A1 5.428%, 10/26/36 (l)§		4,280	3,602
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 5.250%, 10/25/36 (l)		151	117
Eurosail-UK plc,
Series 2007-3X A3A 6.008%, 6/13/45 (l)(m)	GBP	23,247	29,295
Series 2007-3X A3C 6.008%, 6/13/45 (l)(m)		10,330	12,938
FHLMC,
Series 278 F1 5.643%, 9/15/42 STRIPS (l)		$51,534	49,969
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1 5.176%, 10/25/44 (l)		29,955	27,498
Series T-63 1A1 5.176%, 2/25/45 (l)		9,366	9,013
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 6.227%, 6/25/34 (l)		2,509	2,347
Series 2006-FA8 1A7 6.000%, 2/25/37		9,483	4,045
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 4.715%, 8/25/35 (l)		3,365	2,386
FNMA,
Series 2003-W8 3F2 5.500%, 5/25/42 (l)		748	741
Series 2004-63 FA 5.288%, 8/25/34 (l)		119	117
Series 2006-30 KF 5.590%, 5/25/36 (l)		178	175
Series 2006-5 3A2 4.082%, 5/25/35 (l)		2,503	2,545

See Notes to Financial Statements.

1175

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-63 FC 5.500%, 7/25/37 (l)		$74	$72
GNMA,
Series 2017-H10 FB 6.464%, 4/20/67 (l)		49,694	49,405
Series 2018-H15 FG 3.858%, 8/20/68 (l)		94,347	91,807
Series 2023-H09 FA 5.866%, 4/20/73 (l)		399,862	393,504
Series 2023-H15 FB 6.067%, 3/20/73 (l)		400,000	398,458
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 5.690%, 11/25/45 (l)		3,129	2,746
Series 2006-AR4 A6A 5.510%, 9/25/46 (l)		48,234	43,101
GreenPoint MTA Trust,
Series 2005-AR1 A2 5.590%, 6/25/45 (l)		3,334	3,093
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.967%, 12/25/34 (l)		2,247	2,006
Series 2005-AR1 1A1 4.366%, 1/25/35 (l)		1,140	1,046
Series 2005-AR4 6A1 4.660%, 7/25/35 (l)		1,959	1,819
Series 2005-AR6 2A1 4.070%, 9/25/35 (l)		2,252	2,121
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 5.717%, 2/19/36 (l)		1,853	955
Series 2005-2 2A1A 5.597%, 5/19/35 (l)		828	754
Series 2005-9 2A1A 5.837%, 6/20/35 (l)		1,653	1,500
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 4.257%, 11/25/35 (l)		993	977
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 5.930%, 5/25/34 (l)		252	226
Series 2004-AR11 2A 3.916%, 12/25/34 (l)		1,338	1,264
Series 2005-AR14 1A1A 5.710%, 7/25/35 (l)		3,565	2,573
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 5.610%, 3/25/36 (l)		64,429	58,045
Series 2006-A7 1A4 5.610%, 12/25/36 (l)		25,541	22,618
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 4.086%, 2/25/35 (l)		1,151	1,056
Series 2005-A6 2A1 4.356%, 8/25/35 (l)		1,878	1,747
Series 2005-A6 4A1 4.116%, 9/25/35 (l)		308	272
Series 2005-A6 7A1 4.076%, 8/25/35 (l)		1,601	1,333
Series 2007-A1 1A1 4.367%, 7/25/35 (l)		1,133	1,102
Series 2007-A1 3A3 4.186%, 7/25/35 (l)		2,743	2,567
Series 2008-R2 1A1 3.655%, 7/27/37 (l)§		8,408	7,530
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 4.560%, 11/21/34 (l)		1,445	1,360
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 5.893%, 11/15/31 (l)		977	927
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 6.115%, 6/25/36 (l)		3,621	3,552
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 5.633%, 12/15/30 (l)		1,061	996
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§		41,234	38,484
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§		186,714	172,064
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 5.910%, 12/25/35 (l)		127,528	117,496
RALI Trust,
Series 2005-QO1 A1 5.450%, 8/25/35 (l)		1,369	1,035
Series 2007-QH8 A 4.398%, 10/25/37 (l)		29,569	26,109
Residential Asset Securitization Trust,
Series 2005-A5 A3 5.500%, 5/25/35 (l)		16,508	10,944
Series 2006-A10 A5 6.500%, 9/25/36		8,402	2,960
Series 2007-A6 2A1 6.500%, 6/25/37		124,334	29,915
Residential Mortgage Securities 32 plc,
Series 32A A 6.184%, 6/20/70 (l)§	GBP	59,389	75,463
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37		$3,986	3,005
Sequoia Mortgage Trust,
Series 2007-3 1A1 5.557%, 7/20/36 (l)		7,486	6,389
Series 5 A 5.846%, 10/19/26 (l)		290	275
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 5.282%, 2/25/34 (l)		1,052	985
Series 2004-19 2A1 5.376%, 1/25/35 (l)		1,413	1,190
Series 2005-17 3A1 4.222%, 8/25/35 (l)		1,294	1,116
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 5.806%, 10/19/34 (l)		696	649
Series 2005-AR5 A1 5.646%, 7/19/35 (l)		1,302	1,172

See Notes to Financial Statements.

1176

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-AR5 A2 5.646%, 7/19/35 (l)		$1,432	$1,367
Series 2005-AR5 A3 5.646%, 7/19/35 (l)		4,855	4,401
Series 2006-AR3 11A1 5.570%, 4/25/36 (l)		2,833	2,495
Series 2006-AR4 2A1 5.530%, 6/25/36 (l)		743	722
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1 6.114%, 10/20/51 (l)§	GBP	139,117	176,713
Towd Point Mortgage Trust,
Series 2019-HY2 A1 6.150%, 5/25/58 (l)§		$22,512	22,450
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 5.176%, 11/25/42 (l)		169	156
Series 2005-AR10 3A1 3.852%, 8/25/35 (l)		343	310
Series 2005-AR14 2A1 3.765%, 12/25/35 (l)		1,155	1,058
Series 2006-AR3 A1A 4.976%, 2/25/46 (l)		1,465	1,301
Series 2006-AR7 3A 5.024%, 7/25/46 (l)		9,398	7,866
Series 2007-OA4 1A 4.746%, 5/25/47 (l)		3,913	3,150

Total Collateralized Mortgage Obligations			2,426,861

Commercial Mortgage-Backed Securities (0.6%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2 2.920%, 1/25/26		400,000	382,542
STWD Ltd.,
Series 2019-FL1 A 6.296%, 7/15/38 (l)§		125,193	123,942

Total Commercial Mortgage-Backed Securities			506,484

Corporate Bonds (0.5%)
Financials (0.5%)
Banks (0.5%)
Bank of America Corp.
Series FF (CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28 (k)(y)		20,000	18,303
UniCredit SpA 7.830%, 12/4/23§		350,000	351,153

Total Financials			369,456

Information Technology (0.0%)†
Software (0.0%)†
VMware, Inc.
3.900%, 8/21/27		10,000	9,484

Total Information Technology			9,484

Total Corporate Bonds			378,940

Foreign Government Securities (5.8%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	2,306,202	2,490,891
0.400%, 5/15/30 TIPS (m)		118,610	118,290
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	249,415	202,689
French Republic
0.100%, 3/1/26 TIPS (m)	EUR	116,799	124,839
0.100%, 7/25/31 TIPS (m)		116,981	124,232
0.100%, 7/25/38 TIPS (m)		229,716	233,082
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	113,649,693	829,875
0.100%, 3/10/29 TIPS		64,343,817	471,814
0.005%, 3/10/31 TIPS		21,158,933	157,183

Total Foreign Government Securities			4,752,895

Mortgage-Backed Securities (2.6%)
FHLMC UMBS 3.000%, 3/1/52		$97,911	86,165
4.500%, 11/1/52		96,333	92,589
FNMA UMBS 3.500%, 2/1/48		103,337	95,408
3.000%, 12/1/51		961,232	846,220
4.000%, 10/1/52		1,063,555	997,698

Total Mortgage-Backed Securities			2,118,080

U.S. Government Agency Security (2.9%)
FFCB 4.125%, 10/17/23		2,350,000	2,340,588

Total U.S. Government Agency Security			2,340,588

U.S. Treasury Obligations (105.2%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,314,467	1,296,360
2.375%, 1/15/27 TIPS		30,086	30,218
1.750%, 1/15/28 TIPS		2,374,818	2,345,321
3.625%, 4/15/28 TIPS		2,438,306	2,614,141
2.500%, 1/15/29 TIPS		664,091	683,319
3.875%, 4/15/29 TIPS		1,090,602	1,203,742
2.125%, 2/15/40 TIPS		1,080,734	1,157,108
2.125%, 2/15/41 TIPS		332,467	355,852
0.750%, 2/15/42 TIPS		1,423,103	1,205,469
0.625%, 2/15/43 TIPS		712,519	582,459
1.375%, 2/15/44 TIPS		2,108,689	1,979,674
0.750%, 2/15/45 TIPS		2,473,478	2,037,226
1.000%, 2/15/46 TIPS		2,138,118	1,848,999
0.875%, 2/15/47 TIPS		1,520,631	1,271,154
1.000%, 2/15/48 TIPS		652,006	558,826
0.250%, 2/15/50 TIPS		648,978	451,440
0.125%, 2/15/51 TIPS		1,002,081	664,941
0.125%, 2/15/52 TIPS		326,928	215,731
1.500%, 2/15/53 TIPS		204,110	197,824
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS		2,522,272	2,479,732
0.500%, 4/15/24 TIPS		601,415	586,793
0.125%, 7/15/24 TIPS		2,555,220	2,479,065

See Notes to Financial Statements.

1177

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
0.125%, 10/15/24 TIPS (z)	$5,675,520	$5,473,370
0.250%, 1/15/25 TIPS	3,586,240	3,436,894
0.125%, 4/15/25 TIPS	2,513,344	2,390,749
0.375%, 7/15/25 TIPS	319,810	305,948
0.125%, 10/15/25 TIPS	2,104,488	1,994,687
0.625%, 1/15/26 TIPS	2,119,355	2,019,839
0.125%, 4/15/26 TIPS	1,735,155	1,626,031
0.125%, 7/15/26 TIPS	240,462	225,708
0.125%, 10/15/26 TIPS (z)	1,332,204	1,244,764
0.375%, 1/15/27 TIPS	1,519,579	1,424,677
0.125%, 4/15/27 TIPS	429,776	397,406
0.375%, 7/15/27 TIPS (z)	4,055,291	3,798,608
1.625%, 10/15/27 TIPS	2,969,832	2,924,255
0.500%, 1/15/28 TIPS	3,763,341	3,516,898
0.750%, 7/15/28 TIPS (z)	3,879,413	3,673,613
0.875%, 1/15/29 TIPS	1,561,859	1,477,224
0.250%, 7/15/29 TIPS	2,958,995	2,699,769
0.125%, 1/15/30 TIPS	3,077,451	2,758,062
0.125%, 7/15/30 TIPS	2,188,920	1,960,441
0.125%, 1/15/31 TIPS	1,887,883	1,675,811
0.125%, 7/15/31 TIPS (z)	7,277,860	6,447,517
0.125%, 1/15/32 TIPS	3,173,673	2,790,771
0.625%, 7/15/32 TIPS (z)	5,533,783	5,081,065

Total U.S. Treasury Obligations		85,589,501

Total Long-Term Debt Securities (126.6%) (Cost $107,230,744)		102,958,639

SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
AT&T, Inc. 6.11%, 3/19/24 (n)(p)§	250,000	239,314

U.S. Government Agency Securities (71.9%)
Federal Agricultural Mortgage Corp. 2.74%, 7/7/23 (p)	25,000,000	24,986,690
FFCB 2.73%, 7/7/23 (o)(p)	8,000,000	7,995,758
FHLB 4.77%, 7/3/23 (o)(p)	2,600,000	2,598,968
4.22%, 7/25/23 (o)(p)	14,000,000	13,959,056
FNMA 3.95%, 7/17/23 (o)(p)	9,000,000	8,983,262

Total U.S. Government Agency Securities		58,523,734

Total Short-Term Investments (72.2%) (Cost $58,761,173)		58,763,048

Total Investments in Securities (198.8%) (Cost $165,991,917)		161,721,687
Other Assets Less Liabilities (-98.8%)		(80,358,946)

Net Assets (100%)		$81,362,741

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $4,723,562 or 5.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $3,133,567 or 3.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2023.
(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FCPIX	—	Mexican Core Consumer Price Index
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FRCPI	—	French Consumer Price Index
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
HICPXT	—	Harmonised Index of Consumer Prices ex Tobacco
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
SOFR	—	Secured Overnight Financing Rate
OAT	—	Obligations Assimilables du Trésor
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
TONAR	—	Tokyo Over-Night Average Rate
UMBS	—	Uniform Mortgage-Backed Securities
USCPI	—	United States Consumer Price Index
USD	—	United States Dollar

See Notes to Financial Statements.

1178

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	10	9/2023	EUR	1,459,371	(8,347)

					(8,347)

Short Contracts
Euro-Bobl	(8)	9/2023	EUR	(1,010,102)	4,925
Euro-BTP	(4)	9/2023	EUR	(506,797)	(305)
Euro-Buxl	(4)	9/2023	EUR	(609,326)	(9,136)
Euro-OAT	(4)	9/2023	EUR	(560,440)	3,033
Euro-Schatz	(80)	9/2023	EUR	(9,152,986)	47,961
Japan 10 Year Bond	(3)	9/2023	JPY	(3,088,465)	(11,447)
Short-Term Euro-BTP	(8)	9/2023	EUR	(913,553)	7,971
U.S. Treasury 2 Year Note	(6)	9/2023	USD	(1,220,062)	27
U.S. Treasury 5 Year Note	(2)	9/2023	USD	(214,187)	4,372
U.S. Treasury 10 Year Note	(13)	9/2023	USD	(1,459,453)	7,543
U.S. Treasury 10 Year Ultra Note	(1)	9/2023	USD	(118,437)	1,256
U.S. Treasury Long Bond	(22)	9/2023	USD	(2,791,937)	5,811
U.S. Treasury Ultra Bond	(1)	9/2023	USD	(136,219)	(995)

					61,016

					52,669

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	2,408,000	USD	136,912	JPMorgan Chase Bank	7/14/2023	3,516
EUR	45,000	USD	48,524	Citibank NA	8/16/2023	688
EUR	76,000	USD	81,483	Morgan Stanley	8/16/2023	1,630
NZD	167,000	USD	101,401	Citibank NA	8/16/2023	1,068
USD	322,439	AUD	477,000	Bank of America	8/16/2023	4,277
USD	4,418,676	EUR	4,004,327	HSBC Bank plc	8/16/2023	39,562
USD	345,500	JPY	45,724,541	Barclays Bank plc	8/16/2023	26,456
USD	56,567	JPY	7,514,543	JPMorgan Chase Bank	8/16/2023	4,135
USD	739,369	JPY	98,255,426	Morgan Stanley	8/16/2023	53,791
USD	529,675	NZD	839,635	Bank of America	8/16/2023	14,487

Total unrealized appreciation						149,610

USD	117,861	MXN	2,030,000	Goldman Sachs Bank USA	7/14/2023	(523)
AUD	495,000	USD	331,574	Citibank NA	8/16/2023	(1,407)
NZD	695,000	USD	428,860	Citibank NA	8/16/2023	(2,419)
USD	79,357	CAD	105,824	Citibank NA	8/16/2023	(580)
USD	130,113	CAD	173,952	JPMorgan Chase Bank	8/16/2023	(1,286)
USD	92,861	EUR	85,000	Morgan Stanley	8/16/2023	(94)
USD	80,554	GBP	64,180	Barclays Bank plc	8/16/2023	(974)
USD	286,325	GBP	226,066	JPMorgan Chase Bank	8/16/2023	(849)

Total unrealized depreciation						(8,132)

Net unrealized appreciation						141,478

See Notes to Financial Statements.

1179

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Written Call Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Year, September 2023 @3.75% v.1 Day SOFR	Barclays Bank plc	2,000,000	USD	(2,000,000)	USD	3.75	9/12/2023	(2,223)
2 Year, September 2023 @3.75% v.1 Day SOFR	JPMorgan Chase Bank	2,800,000	USD	(2,800,000)	USD	3.75	9/12/2023	(3,112)
2 Year, September 2023 @4.42% v.1 Day SOFR	Bank of America	4,800,000	USD	(4,800,000)	USD	4.42	9/21/2023	(19,834)

								(25,169)

Written Put Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	12	USD	(1,200,000)	USD	113.00	7/21/2023	(13,687)

Total Written Options Contracts (Premiums Received ($49,310))								(38,856)

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2023 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	500,000	47,587	47,587
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,517	9,517
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,501	9,517
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	66,720	66,622
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	102,909	102,909
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	29,182	29,182
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	70,625	70,625
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	22,512	22,512
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	7,032	7,110
HICPXT at termination	2.50% at termination	Receive	3/15/2028	EUR	300,000	2,231	2,231
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	5,411	5,411
HICPXT at termination	2.36% at termination	Receive	8/15/2030	EUR	200,000	7,837	9,805
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	200,000	9,998	10,103
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	100,000	4,186	5,052
HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	7,435	7,435
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	200,000	5,935	4,211
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	100,000	1,931	2,106
HICPXT at termination	2.47% at termination	Receive	7/15/2032	EUR	100,000	4,695	4,695

						415,244	416,630

FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(103,440)	(103,440)
HICPXT at termination	3.52% at termination	Pay	9/15/2024	EUR	200,000	(2,360)	(2,659)
HICPXT at termination	3.85% at termination	Pay	9/15/2024	EUR	200,000	(1,233)	(1,233)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(22,277)	(22,860)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(22,431)	(22,860)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(44,757)	(45,721)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(22,226)	(22,868)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	60,000	(4,356)	(4,356)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	100,000	(7,448)	(7,260)
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(9,829)	(12,335)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(3,191)	(3,191)
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	(5,177)	(5,177)
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	(807)	(143)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(91,080)	(91,080)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(29,911)	(30,360)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(15,196)	(15,180)

See Notes to Financial Statements.

1180

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(14,071)	(14,071)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(28,308)	(28,141)

						(428,098)	(432,935)

Total Centrally Cleared inflation-linked swap contracts outstanding						(12,854)	(16,305)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2023 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.50 annually	Receive	9/20/2025	EUR	6,900,000	41,652	2,766	44,418
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	1,150,000	3,391	(1,770)	1,621
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	1,150,000	2,656	(1,035)	1,621
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	—	362,922	362,922
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	—	130,058	130,058
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	1,800,000	(7,395)	11,448	4,053
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	280,000	6,946	5,377	12,323
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	700,000	11,102	19,706	30,808
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	220,000	4,794	4,889	9,683
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	2,000,000	(8,002)	12,506	4,504

						55,144	546,867	602,011

6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	—	(22,291)	(22,291)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	—	(9,729)	(9,729)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	—	(33,432)	(33,432)
6 month EURIBOR Semi-Annual	2.88 annually	Pay	8/15/2032	EUR	1,000,000	—	(12,221)	(12,221)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	—	(29,171)	(29,171)
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	148,000,000	187	(1,414)	(1,227)
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	57,850,000	151	(631)	(480)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	440,000	(4,012)	(7,642)	(11,654)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	560,000	(5,516)	(9,316)	(14,832)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	400,000	(2,714)	(7,881)	(10,595)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	800,000	(4,291)	(16,898)	(21,189)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	400,000	(2,739)	(7,856)	(10,595)

						(18,934)	(158,482)	(177,416)

Total Centrally Cleared Interest rate swap contracts outstanding						36,210	388,385	424,595

See Notes to Financial Statements.

1181

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

(1)	Value of floating rate index at June 30, 2023 was as follows:

Floating Rate Index	Value
1 day SOFR USD	5.09%
1 day TONAR JPY	(0.08)%
1 month FCPIX EUR	1.18%
6 month EURIBOR EUR	3.90%
FRCPI EUR	1.18%
HICPXT EUR	1.23%
USCPI USD	3.05%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,845,290	$—	$4,845,290
Centrally Cleared Inflation-linked Swaps	—	415,244	—	415,244
Centrally Cleared Interest Rate Swaps	—	549,672	—	549,672
Collateralized Mortgage Obligations	—	2,426,861	—	2,426,861
Commercial Mortgage-Backed Securities	—	506,484	—	506,484
Corporate Bonds
Financials	—	369,456	—	369,456
Information Technology	—	9,484	—	9,484
Foreign Government Securities	—	4,752,895	—	4,752,895
Forward Currency Contracts	—	149,610	—	149,610
Futures	82,899	—	—	82,899
Mortgage-Backed Securities	—	2,118,080	—	2,118,080
Short-Term Investments
Commercial Paper	—	239,314	—	239,314
U.S. Government Agency Securities	—	58,523,734	—	58,523,734
U.S. Government Agency Security	—	2,340,588	—	2,340,588
U.S. Treasury Obligations	—	85,589,501	—	85,589,501

Total Assets	$82,899	$162,836,213	$—	$162,919,112

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(428,098)	$—	$(428,098)
Centrally Cleared Interest Rate Swaps	—	(161,287)	—	(161,287)
Forward Currency Contracts	—	(8,132)	—	(8,132)
Futures	(30,230)	—	—	(30,230)
Options Written
Call Options Written	—	(25,169)	—	(25,169)
Put Options Written	(13,687)	—	—	(13,687)

Total Liabilities	$(43,917)	$(622,686)	$—	$(666,603)

Total	$38,982	$162,213,527	$—	$162,252,509

See Notes to Financial Statements.

1182

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,047,815	*,**
Foreign exchange contracts	Receivables	149,610

Total		$1,197,425

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(658,471	)*,**
Foreign exchange contracts	Payables	(8,132)

Total		$(666,603)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(102,642)	$162,222	$(81,631)	$—	$(1,181,738)	$(1,203,789)
Foreign exchange contracts	—	—	—	(324,941)	—	(324,941)

Total	$(102,642)	$162,222	$(81,631)	$(324,941)	$(1,181,738)	$(1,528,730)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(2,907)	$(78,285)	$(286,277)	$—	$1,271,260	$903,791
Foreign exchange contracts	—	—	—	436,295	—	436,295

Total	$(2,907)	$(78,285)	$(286,277)	$436,295	$1,271,260	$1,340,086

(1)	Included in Realized gain (loss) on investments in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$9,816,579
Average notional value of contracts – short	$24,985,950
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$743,927
Average amounts sold – in USD	$7,742,499

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Options
Average value of option contracts written	$7,250
Average notional value of swaption contracts purchased	$41,527
Average notional value of swaption contracts written	$24,239
Interest rate swaps
Average notional value – pays fixed rate	$12,647,312
Average notional value – receives fixed rate	$4,678,879
Inflation swaps
Average notional value – pays fixed rate	$1,512,360
Average notional value – pays floating rate	$4,757,440
Average notional value – receives floating rate	$5,026,005

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$18,764	$(18,764)	$—	$—
Barclays Bank plc	26,456	(3,197)	—	23,259
Citibank NA	1,756	(1,756)	—	—
HSBC Bank plc	39,562	—	—	39,562
JPMorgan Chase Bank	7,651	(5,247)	—	2,404
Morgan Stanley	55,421	(94)	—	55,327

Total	$149,610	$(29,058)	$—	$120,552

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$19,834	$(18,764)	$—	$1,070
Barclays Bank plc	3,197	(3,197)	—	—
Citibank NA	4,406	(1,756)	(2,650)	—
Goldman Sachs Bank USA	523	—	—	523
JPMorgan Chase Bank	5,247	(5,247)	—	—
Morgan Stanley	94	(94)	—	—

Total	$33,301	$(29,058)	$(2,650)	$1,593

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $165,350.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	5.19%	6/15/2023	7/6/2023	$(3,805,529)	$(3,816,167)
Morgan Stanley & Co. LLC	5.19	6/15/2023	7/6/2023	(1,490,002)	(1,493,829)
Morgan Stanley & Co. LLC	5.19	6/15/2023	7/6/2023	(5,463,962)	(5,480,097)
Morgan Stanley & Co. LLC	5.19	6/15/2023	7/6/2023	(6,444,021)	(6,463,002)
Morgan Stanley & Co. LLC	5.19	6/15/2023	7/6/2023	(1,247,665)	(1,251,346)
Morgan Stanley & Co. LLC	5.19	6/15/2023	7/6/2023	(5,070,480)	(5,083,823)

					$(23,588,264)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2023, was approximately $22,491,000 at a weighted average interest rate of 4.83%.
(2)	Payable for sale-buyback transactions includes $66,605 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	June 30, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 -90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(23,588,264)	$—	$—	$(23,588,264)

Total Borrowings	$—	$(23,588,264)	$—	$—	$(23,588,264)

Gross amount of recognized liabilities for sale-buybacks					$(23,588,264)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2023:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC	$(23,588,264)	$23,533,080	$—	$(55,184)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,575,384
Long-term U.S. government debt securities	18,330,969

$19,906,353

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,172,117
Long-term U.S. government debt securities	12,382,881

$16,554,998

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,624,045
Aggregate gross unrealized depreciation	(12,526,491)

Net unrealized depreciation	$(7,902,446)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$170,187,714

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $165,991,917)	$161,721,687
Cash	460,599
Foreign cash (Cost $171,275)	172,929
Cash held as collateral at broker for futures	343,000
Cash held as collateral at broker for swaps	168,000
Due from Custodian	395,799
Dividends, interest and other receivables	245,725
Unrealized appreciation on forward foreign currency contracts	149,610
Variation Margin on Centrally Cleared Swaps	56,825
Receivable for Portfolio shares sold	53,101
Due from broker for futures variation margin	40,464
Other assets	1,348

Total assets	163,809,087

LIABILITIES
Payable for securities purchased	58,658,847
Payable for sale-buyback financing transactions	23,588,264
Payable for Portfolio shares repurchased	47,814
Options written, at value (Premiums received $49,310)	38,856
Distribution fees payable – Class IB	16,912
Investment management fees payable	11,059
Unrealized depreciation on forward foreign currency contracts	8,132
Administrative fees payable	6,333
Accrued expenses	70,129

Total liabilities	82,446,346

NET ASSETS	$81,362,741

Net assets were comprised of:
Paid in capital	$89,207,464
Total distributable earnings (loss)	(7,844,723)

Net assets	$81,362,741

Class IB
Net asset value, offering and redemption price per share, $81,362,741 / 7,494,634 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest (net of $59 foreign withholding tax)	$1,833,282
Securities lending (net)	3

Total income	1,833,285

EXPENSES
Interest expense	541,564
Investment management fees	207,026
Distribution fees – Class IB	103,513
Professional fees	43,487
Administrative fees	38,884
Custodian fees	36,052
Printing and mailing expenses	7,354
Trustees’ fees	1,271
Miscellaneous	11,037

Gross expenses	990,188
Less: Waiver from investment manager	(138,066)

Net expenses	852,122

NET INVESTMENT INCOME (LOSS)	981,163

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	629,868
Futures contracts	(81,631)
Forward foreign currency contracts	(324,941)
Foreign currency transactions	(21,362)
Swaps	(1,181,738)
Options written	162,222

Net realized gain (loss)	(817,582)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(402,252)
Futures contracts	(286,277)
Forward foreign currency contracts	436,295
Foreign currency translations	10,562
Options written	(78,285)
Swaps	1,271,260

Net change in unrealized appreciation (depreciation)	951,303

NET REALIZED AND UNREALIZED GAIN (LOSS)	133,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,114,884

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$981,163	$4,726,761
Net realized gain (loss)	(817,582)	3,490,118
Net change in unrealized appreciation (depreciation)	951,303	(19,067,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,114,884	(10,850,268)

Distributions to shareholders:
Class IB	—	(5,176,033)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 842,907 and 1,650,466 shares, respectively ]	9,162,471	19,801,240
Capital shares issued in reinvestment of dividends [ 0 and 477,055 shares, respectively ]	—	5,176,033
Capital shares repurchased [ (1,018,073) and (1,869,466) shares, respectively]	(11,101,857)	(22,350,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,939,386)	2,626,407

TOTAL INCREASE (DECREASE) IN NET ASSETS	(824,502)	(13,399,894)
NET ASSETS:
Beginning of period	82,187,243	95,587,137

End of period	$81,362,741	$82,187,243

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2023 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$1,114,884
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(216,622,694)
Proceeds from disposition of investment securities	218,992,539
Change in unrealized (appreciation) depreciation on investments in securities	402,252
Change in unrealized (appreciation) depreciation on options written	78,285
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(436,295)
Net realized (gain) loss on investments in securities	(629,868)
Net amortization (accretion) of income	(1,088,745)
Decrease in due from broker for futures variation margin	29,265
Increase in investment management fees payable	1,905
Decrease in administrative fees payable	(336)
Decrease in distribution fees payable – Class IB	(632)
Increase in other assets	(858)
Increase in dividends, interest and other receivables	(6,568)
Decrease in accrued expenses	(16,555)
Increase in receivable for variation margin on centrally cleared swaps	(33,660)
Decrease in premiums received on options written	(68,844)
Increase in due from custodian	(395,799)

Net cash provided (used) by operating activities	1,318,276

Cash flows provided (used) by financing activities:
Proceeds from shares sold	9,426,402
Payment for shares repurchased	(11,166,531)
Proceeds from sale-buyback transactions	361,662,678
Payments on sale-buyback transactions	(359,852,037)
Decrease in payable for sale-buyback financing transactions	(1,640,825)

Net cash provided (used) by financing activities	(1,570,313)

Net increase/(decrease) in cash	(252,037)

Cash, foreign cash and restricted cash:
Beginning of the period	1,396,565

End of the period	$1,144,528

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2023, the Portfolio paid $541,564 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Cash	$460,599	$678,271
Foreign cash	172,929	167,294
Cash held as collateral at broker for futures	343,000	409,000
Cash held as collateral at broker for centrally cleared swaps	168,000	142,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,144,528	$1,396,565

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$10.72		$12.90		$13.14		$12.44		$11.83		$11.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.65		0.47		0.10		0.13		0.03
Net realized and unrealized gain (loss)	0.01		(2.11)		0.21		1.29		0.87		—	#

Total from investment operations	0.14		(1.46)		0.68		1.39		1.00		0.03

Less distributions:
Dividends from net investment income	—		(0.72)		(0.50)		(0.17)		(0.25)		(0.05)
Distributions from net realized gains	—		—		(0.42)		(0.52)		(0.14)		(0.02)

Total dividends and distributions	—		(0.72)		(0.92)		(0.69)		(0.39)		(0.07)

Net asset value, end of period	$10.86		$10.72		$12.90		$13.14		$12.44		$11.83

Total return (b)	1.31%		(11.38)%		5.37%		11.28%		8.42%		0.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,363		$82,187		$95,587		$91,190		$80,323		$86,212
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.06	%(j)	1.25	%(k)	0.77	%(m)	0.84	%(n)	1.45	%(o)	1.38	%(p)
Before waivers (a)(f)(g)	2.39%		1.58%		1.08%		1.19%		1.81%		1.68%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.37%		5.41%		3.51%		0.77%		1.09%		1.47	%(l)
Before waivers (a)(f)	2.04%		5.08%		3.21%		0.42%		0.72%		1.17	%(l)
Portfolio turnover rate^	17	%(z)	59%		119%		195%		224%		25	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2023, includes Interest Expense of 1.31%. Includes Interest Expense of 0.50%, 0.02%, 0.09%, Interest and Tax Expense of 0.70% and Interest Expense of 0.63% for years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.06% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.84% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.45% for Class IB.
(p)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1189

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Mortgage-Backed Securities	41.5%
U.S. Treasury Obligations	23.8
Asset-Backed Securities	15.2
Financials	13.6
Commercial Mortgage-Backed Securities	7.8
Utilities	5.3
Real Estate	5.2
Collateralized Mortgage Obligations	4.5
Consumer Discretionary	1.6
Foreign Government Securities	1.6
Repurchase Agreements	1.2
Municipal Bonds	1.0
Information Technology	1.0
Communication Services	0.7
Energy	0.5
Industrials	0.5
Health Care	0.3
Supranational	0.2
Options Purchased	0.1
Cash and Other	(25.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,016.50	$4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.43	4.41

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.88%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.2%)
522 Funding CLO Ltd., Series 2018-3A AR 6.290%, 10/20/31 (l)§		$900,000	$886,206
Accredited Mortgage Loan Trust, Series 2006-2 A4 5.410%, 9/25/36 (l)		66,001	64,196
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		247,921	220,730
Series 2016-3 A 3.250%, 10/15/28		139,353	116,360
Series 2016-3 AA 3.000%, 10/15/28		209,188	184,114
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 5.855%, 11/25/35 (l)		122,889	117,417
Anchorage Capital CLO 6 Ltd., Series 2015-6A ARR 6.310%, 7/15/30 (l)§		963,760	955,867
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 6.517%, 1/15/37 (l)§		800,000	785,516
Ares XL CLO Ltd., Series 2016-40A A1RR 6.130%, 1/15/29 (l)§		514,673	512,156
Argent Securities Trust, Series 2006-W2 A2B 5.530%, 3/25/36 (l)		216,317	117,726
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 5.450%, 7/25/36 (l)		649,236	158,429
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 5.470%, 8/25/36 (l)		15,907	14,523
Series 2006-HE9 1A2 5.450%, 11/25/36 (l)		141,369	134,588
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 6.275%, 2/25/35 (l)		104,513	102,702
BlueMountain Fuji Eur CLO V DAC, Series 5A A 4.087%, 1/15/33 (l)§	EUR	700,000	743,396
BRSP Ltd., Series 2021-FL1 A 6.355%, 8/19/38 (l)§		$800,000	774,492
Carlyle US CLO Ltd., Series 2017-1A A1R 6.250%, 4/20/31 (l)§		800,000	788,833
CBAM Ltd., Series 2018-5A A 6.280%, 4/17/31 (l)§		1,000,000	988,113
Series 2018-8A A1 6.370%, 10/20/29 (l)§		700,289	695,289
C-Bass Trust, Series 2006-CB9 A1 5.270%, 11/25/36 (l)		11,376	5,182
CIFC Funding Ltd., Series 2017-1A AR 6.271%, 4/23/29 (l)§		639,760	636,443
Citigroup Mortgage Loan Trust, Series 2006-WF2 A1 7.250%, 5/25/36 (e)		112,090	58,389
Countrywide Asset-Backed Certificates,
Series 2004-2 M1 5.900%, 5/25/34 (l)		8,457	8,353
Crestline Denali CLO XV Ltd., Series 2017-1A AR 6.280%, 4/20/30 (l)§		732,076	726,920
CVC Cordatus Loan Fund VII DAC, Series 7A ARR 4.156%, 9/15/31 (l)§	EUR	699,825	745,382
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1 5.750%, 6/25/36 (l)		$62,502	61,246
Series 2006-21 2A4 5.380%, 5/25/37 (l)		242,750	224,201
Series 2006-24 1A 5.290%, 6/25/47 (l)		712,715	606,983
Series 2006-3 M2 5.735%, 6/25/36 (l)		800,000	739,390
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 2A3 5.950%, 8/25/47 (l)		3,755	3,702
EMC Mortgage Loan Trust, Series 2001-A A 5.890%, 5/25/40 (l)§		2,889	2,846
FHF Trust, Series 2022-1A A 4.430%, 1/18/28§		818,149	792,618
Series 2023-1A A2 6.570%, 6/15/28§		400,000	395,308
FORT CRE Issuer LLC, Series 2022-FL3 A 6.917%, 2/23/39 (l)§		800,000	769,265
Fremont Home Loan Trust, Series 2005-D M1 5.765%, 11/25/35 (l)		300,000	251,439
Series 2006-E 2A1 5.210%, 1/25/37 (l)		2,175	942
FS Rialto Issuer LLC, Series 2022-FL4 A 6.966%, 1/19/39 (l)§		900,000	879,320
Galaxy XV CLO Ltd., Series 2013-15A ARR 6.230%, 10/15/30 (l)§		876,729	868,291
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49§		824,584	702,901
Series 2023-1GS A 5.520%, 2/22/55§		483,255	459,085
GSAA Trust, Series 2006-7 AF2 5.995%, 3/25/46 (l)		248,819	97,966
GSAMP Trust, Series 2006-NC2 A2B 5.330%, 6/25/36 (l)		120,607	61,677

See Notes to Financial Statements.

1191

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
GSPA Monetization Trust, 6.422%, 10/9/29§	$234,201	$223,930
Home Equity Loan Trust, Series 2007-FRE1 2AV3 5.380%, 4/25/37 (l)	276,862	255,567
JetBlue Pass-Through Trust, Series 2020-1 A 4.000%, 11/15/32	752,767	685,876
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 2.810%, 10/25/35 (l)	114,050	109,159
Series 2006-FRE1 M1 5.735%, 5/25/35 (l)	77,370	74,351
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3 A5 5.410%, 3/25/37 (l)	39,005	37,724
LCCM Trust, Series 2021-FL3 A 6.711%, 11/15/38 (l)§	800,000	783,717
LCM XV LP, Series 15A AR2 6.250%, 7/20/30 (l)§	667,901	661,940
Lehman XS Trust, Series 2006-8 2A1 4.106%, 6/25/36 (l)	15,085	15,376
Madison Park Funding XLI Ltd., Series 12A AR 6.103%, 4/22/27 (l)§	381,905	379,553
Magnetite XVIII Ltd., Series 2016-18A AR2 6.201%, 11/15/28 (l)§	677,659	673,616
Marble Point CLO X Ltd., Series 2017-1A AR 6.300%, 10/15/30 (l)§	682,233	672,619
MASTR Asset-Backed Securities Trust, Series 2006-FRE1 A4 5.730%, 12/25/35 (l)	18,305	18,191
Series 2006-FRE2 A5 5.630%, 3/25/36 (l)	152,620	92,974
MF1 Ltd., Series 2020-FL4 A 6.961%, 11/15/35 (l)§	415,783	412,110
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 5.650%, 8/25/36 (l)	440,993	218,340
Series 2006-WMC2 A2C 5.450%, 7/25/36 (l)	239,488	85,052
Mosaic Solar Loan Trust, Series 2022-1A A 2.640%, 1/20/53§	1,267,754	1,075,816
Series 2023-3A A 5.910%, 11/20/53§	197,341	192,562
Newcastle Mortgage Securities Trust, Series 2006-1 M5 5.870%, 3/25/36 (l)	900,000	801,071
NovaStar Mortgage Funding Trust, Series 2006-5 A2D 5.630%, 11/25/36 (l)	102,519	30,891
Option One Mortgage Loan Trust, Series 2006-3 2A3 5.290%, 2/25/37 (l)	1,154,808	582,034
Series 2007-5 1A1 5.370%, 5/25/37 (l)	344,706	197,677
Series 2007-CP1 1A1 5.290%, 3/25/37 (l)	160,108	143,750
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 5.840%, 11/25/35 (l)	360,569	332,870
OZLM IX Ltd., Series 2014-9A A1A3 6.350%, 10/20/31 (l)§	900,000	887,761
OZLM XVI Ltd., Series 2017-16A A1R 6.348%, 5/16/30 (l)§	592,358	586,346
Palmer Square Loan Funding Ltd., Series 2021-4A A1 6.060%, 10/15/29 (l)§	603,627	597,315
RAMP Trust, Series 2005-RS4 M5 6.170%, 4/25/35 (l)	70,921	70,011
RASC Trust, Series 2005-EMX5 A3 5.810%, 12/25/35 (l)	98,567	87,191
Series 2006-EMX2 M1 5.750%, 2/25/36 (l)	129,517	125,090
Renaissance Home Equity Loan Trust, Series 2006-4 AF2 5.285%, 1/25/37 (e)	544,629	182,417
Saranac CLO VI Ltd., Series 2018-6A A1R 6.684%, 8/13/31 (l)§	800,000	788,944
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 5.280%, 5/25/37 (l)	31,397	24,112
SG Mortgage Securities Trust, Series 2006-FRE1 A2C 5.690%, 2/25/36 (l)	66,497	35,374
Sound Point CLO XII Ltd., Series 2016-2A AR2 6.300%, 10/20/28 (l)§	184,246	183,835
Sound Point CLO XV Ltd., Series 2017-1A ARR 6.173%, 1/23/29 (l)§	357,499	354,349
Sound Point CLO XVI Ltd., Series 2017-2A AR 6.235%, 7/25/30 (l)§	719,866	710,759
Soundview Home Loan Trust, Series 2007-OPT5 1A1 6.050%, 10/25/37 (l)	543,408	417,315
Series 2007-WMC1 3A1 5.260%, 2/25/37 (l)	72,994	20,582
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 5.450%, 11/25/37 (l)	530,823	291,633
Stonepeak ABS, Series 2021-1A AA 2.301%, 2/28/33§	548,784	496,452

See Notes to Financial Statements.

1192

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Stratus CLO Ltd., Series 2021-2A A 6.150%, 12/28/29 (l)§		$658,114	$652,219
Series 2021-3A A 6.200%, 12/29/29 (l)§		640,180	634,754
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 5.600%, 5/25/37 (l)§		162,904	153,130
STWD Ltd., Series 2021-FL2 A 6.358%, 4/18/38 (l)§		800,000	772,599
Series 2022-FL3 A 6.417%, 11/15/38 (l)§		800,000	782,227
Sunnova Helios XI Issuer LLC, Series 2023-A A 5.300%, 5/20/50§		597,427	576,759
Sunnova Sol IV Issuer LLC, Series 2022-A A 2.790%, 2/22/49§		1,594,200	1,338,419
Sunrun Demeter Issuer LLC, Series 2021-2A A 2.270%, 1/30/57§		741,079	593,942
United Airlines Pass-Through Trust, Series 2016-2 AA 2.875%, 10/7/28		567,407	503,281
Series 2020-1 A 5.875%, 10/15/27		718,683	706,106
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 5.400%, 4/25/37 (l)		210,011	76,873

Total Asset-Backed Securities			38,865,063

Collateralized Mortgage Obligations (4.5%)
Alba plc, Series 2007-1 A3 5.224%, 3/17/39 (l)(m)	GBP	271,586	328,543
Alternative Loan Trust, Series 2005-32T1 A3 6.150%, 8/25/35 (l)		$96,134	50,769
Series 2006-45T1 1A16 6.000%, 2/25/37		228,297	103,227
Series 2006-OA11 A1B 5.530%, 9/25/46 (l)		257,667	239,858
Series 2006-OA12 A1B 5.347%, 9/20/46 (l)		75,246	73,969
Series 2006-OA3 1A1 5.550%, 5/25/36 (l)		30,083	25,725
American Home Mortgage Assets Trust,
Series 2006-5 6.700%, 6/25/36 (e)		476,974	78,640
Banc of America Funding Trust, Series 2005-D A1 4.381%, 5/25/35 (l)		5,703	5,281
Series 2007-2 1A2 6.000%, 3/25/37		59,408	48,604
Banc of America Mortgage Trust,
Series 2003-D 2A4 5.348%, 5/25/33 (l)		2,224	2,089
BCAP LLC Trust, Series 2007-AA2 12A1 5.570%, 5/25/47 (l)		56,825	51,971
Series 2011-RR5 12A1 4.590%, 3/26/37 (e)§		12,724	12,256
Bear Stearns ALT-A Trust, Series 2005-4 23A1 4.195%, 5/25/35 (l)		20,248	19,031
Series 2005-7 22A1 4.202%, 9/25/35 (l)		19,369	11,936
Series 2006-3 35A1 3.971%, 5/25/36 (l)		46,130	23,033
Bear Stearns ARM Trust, Series 2002-11 1A1 4.482%, 2/25/33 (l)		67	66
Series 2002-11 1A2 3.250%, 2/25/33 (l)		167	128
Series 2003-1 6A1 4.513%, 4/25/33 (l)		704	695
Series 2003-8 2A1 3.907%, 1/25/34 (l)		3,996	3,762
Series 2004-1 12A5 4.096%, 4/25/34 (l)		7,980	7,294
Series 2004-10 22A1 4.963%, 1/25/35 (l)		3,022	2,570
Series 2004-10 23A1 3.819%, 1/25/35 (l)		1,213	1,089
Series 2004-3 1A1 4.752%, 7/25/34 (l)		8,185	7,413
Series 2004-8 2A1 4.004%, 11/25/34 (l)		23,865	22,617
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 4.098%, 1/26/36 (l)		25,012	19,787
Series 2007-R6 2A1 3.484%, 12/26/46 (l)		25,311	18,840
Chase Mortgage Finance Trust, Series 2005-A2 3A5 3.814%, 1/25/36 (l)		34,182	29,096
CHL Mortgage Pass-Through Trust, Series 2004-22 A3 3.810%, 11/25/34 (l)		16,617	15,038
Series 2004-HYB9 1A1 3.864%, 2/20/35 (l)		3,818	3,803
Series 2005-HYB9 3A2A 5.910%, 2/20/36 (l)		2,497	2,082
Citigroup Mortgage Loan Trust, Series 2005-11 A2A 5.410%, 10/25/35 (l)		2,106	1,955
Series 2009-7 5A2 5.500%, 12/25/35§		54,418	29,974
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4 3.928%, 5/25/35 (l)		5,569	5,336
Series 2005-6 A2 6.780%, 9/25/35 (l)		48,733	48,340
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 5.450%, 3/25/37 (l)		99,292	93,235

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 5.650%, 2/25/35 (l)		$3,186	$3,020
Eurosail-UK plc, Series 2007-1X A3C 5.218%, 3/13/45 (l)(m)	GBP	13,497	17,098
Series 2007-2X A3C 5.208%, 3/13/45 (l)(m)		13,027	16,338
FHLMC, Series 2248 FB 5.693%, 9/15/30 (l)		$57	57
Series 2266 F 5.643%, 11/15/30 (l)		1	1
Series 3360 FC 5.913%, 5/15/37 (l)		4,332	4,298
Series 4989 FA 4.189%, 8/15/40 (l)		232,308	224,108
Series 4989 FB 4.299%, 10/15/40 (l)		178,612	171,402
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 5.176%, 2/25/45 (l)		3,122	3,004
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 4.226%, 8/25/35 (l)		33,293	28,610
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 4.022%, 10/25/35 (l)		23,733	22,281
FNMA, Series 2003-25 KP 5.000%, 4/25/33		7,333	7,178
Series 2004-W2 5AF 5.500%, 3/25/44 (l)		7,377	7,305
Series 2005-79 NF 5.560%, 9/25/35 (l)		4,907	4,820
Series 2006-118 A1 5.198%, 12/25/36 (l)		2,998	2,899
Series 2006-5 3A2 4.082%, 5/25/35 (l)		2,503	2,545
Series 2007-42 AF 5.400%, 5/25/37 (l)		440	428
Series 2007-73 A1 5.036%, 7/25/37 (l)		8,322	8,056
Series 2015-58 AI 1.552%, 8/25/55 IO (l)		192,749	6,410
GNMA, Series 2015-H18 FB 5.129%, 7/20/65 (l)		325,451	322,520
Series 2015-H19 FK 5.694%, 8/20/65 (l)		231,470	229,114
Series 2016-H02 FH 6.094%, 1/20/66 (l)		88,860	88,019
Series 2016-H14 FA 5.894%, 6/20/66 (l)		129,146	128,467
Series 2016-H17 FC 5.924%, 8/20/66 (l)		390,439	388,208
Series 2016-H17 FM 4.335%, 8/20/66 (l)		758	741
Series 2016-H20 PT 5.099%, 9/20/66 (l)		449,855	457,462
Series 2016-H22 FA 4.982%, 10/20/66 (l)		226,470	225,750
Series 2017-H10 FB 6.464%, 4/20/67 (l)		298,160	296,428
Series 2018-38 WF 2.887%, 10/20/43 (l)		162,101	155,557
Series 2023-H02 FA 5.966%, 1/20/73 (l)		307,329	305,483
Great Hall Mortgages No. 1 plc, Series 2007-2A AC 5.644%, 6/18/39 (l)§		38,346	37,877
GSR Mortgage Loan Trust, Series 2005-AR6 2A1 4.070%, 9/25/35 (l)		19,821	18,666
Series 2005-AR7 6A1 3.657%, 11/25/35 (l)		5,401	4,796
HarborView Mortgage Loan Trust, Series 2005-12 2A12 6.657%, 10/19/35 (l)		55,610	36,889
Series 2005-14 4A1A 3.784%, 12/19/35 (l)		64,966	34,833
Series 2005-2 2A1A 5.597%, 5/19/35 (l)		6,622	6,032
Series 2005-4 3A1 4.201%, 7/19/35 (l)		25,391	18,488
IndyMac INDX Mortgage Loan Trust, Series 2006-AR35 2A1A 5.490%, 1/25/37 (l)		50,110	41,936
Series 2006-AR9 2A1 3.420%, 6/25/36 (l)		180,407	118,068
JP Morgan Mortgage Trust, Series 2005-S3 1A2 5.750%, 1/25/36		10,492	5,119
Series 2006-A3 6A1 4.018%, 8/25/34 (l)		21,742	20,909
Series 2006-A6 1A4L 3.636%, 10/25/36 (l)		47,920	35,352
Landmark Mortgage Securities No. 3 plc,
Series 3 A 5.370%, 4/17/44 (l)(m)	GBP	502,779	606,296
Legacy Mortgage Asset Trust, Series 2020-GS1 A1 5.882%, 10/25/59 (e)§		$571,162	560,594
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3 4.716%, 1/25/47 (l)		11,393	11,225
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 3.577%, 4/25/35 (l)		34,609	30,432
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 4.616%, 7/25/35 (l)		48,460	40,265
MortgageIT Trust, Series 2005-5 A2 5.770%, 12/25/35 (l)		28,373	26,882
Prime Mortgage Trust, Series 2004-CL1 1A2 5.550%, 2/25/34 (l)		850	790
Series 2006-CL1 A1 5.650%, 2/25/35 (l)		22,727	22,338
RALI Trust, Series 2005-QA13 2A1 4.834%, 12/25/35 (l)		7,909	6,404

See Notes to Financial Statements.

1194

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-QS12 1A1 6.500%, 9/25/36		$155,130	$77,108
Series 2006-QS13 1A10 6.000%, 9/25/36		10,653	7,995
Series 2007-QA3 A1 5.350%, 5/25/37 (l)		178,466	155,454
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.636%, 10/25/39 (l)§		599,148	598,419
Residential Asset Securitization Trust,
Series 2005-A11 1A1 5.500%, 10/25/35 (l)		37,842	22,733
RFMSI Trust, Series 2007-S6 1A11 6.000%, 6/25/37		49,810	37,560
Ripon Mortgages plc,
Series 1RA A 5.647%, 8/28/56 (l)§	GBP	1,835,834	2,318,231
STARM Mortgage Loan Trust, Series 2007-1 2A1 4.055%, 2/25/37 (l)		$23,038	19,834
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 5.550%, 4/25/47 (l)		32,676	28,127
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 5.646%, 7/19/35 (l)		24,277	22,007
Series 2006-AR6 1A3 5.530%, 7/25/46 (l)		709,096	535,303
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 5.806%, 9/19/32 (l)		366	350
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 7.201%, 3/25/37 (l)		27,014	22,239
Series 2007-3 3A1 7.151%, 6/25/47 (l)		179,934	151,351
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 4.624%, 5/20/36 (l)		8,746	8,305
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 5.730%, 10/25/45 (l)		2,852	2,681
Series 2005-AR6 1A1A 5.650%, 2/25/45 (l)		197,871	186,009
Series 2006-AR16 3A3 3.633%, 12/25/36 (l)		11,884	10,239
Series 2007-HY5 2A1 3.320%, 5/25/37 (l)		76,422	59,664
Series 2007-HY7 4A2 4.081%, 7/25/37 (l)		43,920	40,788
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 5.883%, 12/21/49 (l)§	GBP	444,216	559,163
Series 3A B 6.583%, 12/21/49 (l)§		100,000	125,684
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 4.240%, 10/25/36 (l)		$374,211	347,588

Total Collateralized Mortgage Obligations			11,536,682

Commercial Mortgage-Backed Securities (7.8%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	511,794
AREIT Trust, Series 2021-CRE5 A 6.237%, 11/17/38 (l)§		531,526	515,981
Beast Mortgage Trust, Series 2021-SSCP A 6.011%, 4/15/36 (l)§		500,000	481,426
Benchmark Mortgage Trust, Series 2019-B9 A5 4.016%, 3/15/52		800,000	723,850
BIG Commercial Mortgage Trust, Series 2022-BIG A 6.489%, 2/15/39 (l)§		700,000	694,376
Business Mortgage Finance 7 plc, Series 7X A1 6.075%, 2/15/41 (l)(m)	GBP	6,219	7,893
BX Trust, Series 2021-ARIA A 6.092%, 10/15/36 (l)§		$900,000	870,773
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		198,868	189,706
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		482,057	446,039
CLNC Ltd., Series 2019-FL1 A 6.455%, 8/20/35 (l)§		17,451	17,149
Commercial Mortgage Trust, Series 2018-COR3 A3 4.228%, 5/10/51		700,000	646,218
Series 2021-2400 A 6.494%, 12/15/38 (l)§		800,000	743,013
DBWF Mortgage Trust, Series 2018-GLKS A 6.276%, 12/19/30 (l)§		100,000	98,564
DC Office Trust, Series 2019-MTC A 2.965%, 9/15/45§		1,300,000	1,037,881
DOLP Trust, Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	776,560
Extended Stay America Trust, Series 2021-ESH A 6.274%, 7/15/38 (l)§		770,990	755,637
FNMA ACES, Series 2020-M33 X2 2.348%, 1/25/31 IO (l)		1,863,261	159,574
GS Mortgage Securities Corp. Trust, Series 2017-GPTX A 2.856%, 5/10/34§		400,000	288,501
GS Mortgage Securities Trust, Series 2015-GC30 AAB 3.120%, 5/10/50		185,445	180,993
Series 2016-GS3 WMB 3.722%, 10/10/49 (l)§		100,000	79,277
Hilton USA Trust, Series 2016-SFP A 2.828%, 11/5/35§		600,000	548,834

See Notes to Financial Statements.

1195

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A 6.309%, 11/15/38 (l)§	$800,000	$780,515
Series 2021-NYAH A 5.953%, 6/15/38 (l)§	700,000	679,020
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.111%, 7/15/36 (l)§	248,171	244,083
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48	23,846	23,317
Series 2015-C27 ASB 3.557%, 12/15/47	128,571	124,805
Morgan Stanley Capital I Trust, Series 2020-CNP A 2.509%, 4/5/42 (l)§	800,000	615,952
Series 2021-230P A 6.362%, 12/15/38 (l)§	800,000	751,210
MSSG Trust, Series 2017-237P A 3.397%, 9/13/39§	700,000	598,786
New Orleans Hotel Trust, Series 2019-HNLA A 6.182%, 4/15/32 (l)§	500,000	478,929
NYO Commercial Mortgage Trust, Series 2021-1290 A 6.356%, 11/15/38 (l)§	400,000	364,178
ONE Mortgage Trust, Series 2021-PARK A 5.961%, 3/15/36 (l)§	700,000	661,543
PFP Ltd., Series 2021-8 A 6.158%, 8/9/37 (l)§	460,453	447,503
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.350%, 11/25/36 (l)§	719,625	701,913
Series 2023-FL11 A 7.463%, 10/25/39 (l)§	700,000	700,001
STWD Mortgage Trust, Series 2021-LIH A 6.051%, 11/15/36 (l)§	1,200,000	1,167,399
Tharaldson Hotel Portfolio Trust, Series 2018-THL A 6.241%, 11/11/34 (1)§	324,032	323,932
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52	800,000	751,107
Worldwide Plaza Trust, Series 2017-WWP A 3.526%, 11/10/36§	900,000	729,554

Total Commercial Mortgage-Backed Securities		19,917,786

Corporate Bonds (28.7%)
Communication Services (0.7%)
Entertainment (0.2%)
Electronic Arts, Inc. 1.850%, 2/15/31 (x)	800,000	644,346

Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29	800,000	662,848

Wireless Telecommunication Services (0.2%)
Sprint Spectrum Co. LLC 4.738%, 3/20/25§	262,505	258,566
5.152%, 3/20/28§	360,013	355,612

		614,178

Total Communication Services		1,921,372

Consumer Discretionary (1.6%)
Automobiles (1.2%)
Hyundai Capital America 5.800%, 6/26/25§	400,000	399,220
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§	600,000	593,408
Nissan Motor Acceptance Co. LLC 1.850%, 9/16/26§	800,000	677,796
2.750%, 3/9/28§	800,000	657,066
Nissan Motor Co. Ltd. 4.810%, 9/17/30§	800,000	698,086

		3,025,576

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc. 3.700%, 12/1/29	700,000	601,945
Expedia Group, Inc. 3.250%, 2/15/30	500,000	435,661

		1,037,606

Total Consumer Discretionary		4,063,182

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Boardwalk Pipelines LP 3.400%, 2/15/31	600,000	514,141
ONEOK Partners LP 6.850%, 10/15/37 (x)	800,000	820,662
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	100,000	94,634

Total Energy		1,429,437

Financials (13.6%)
Banks (8.9%)
Banco Santander SA 2.746%, 5/28/25	700,000	657,339
Bank of America Corp. 4.125%, 1/22/24	200,000	198,166
(SOFR + 0.91%), 0.981%, 9/25/25 (k)	2,900,000	2,717,457
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	1,400,000	1,391,669
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 6.210%, 7/20/23 (k)§	600,000	600,067

See Notes to Financial Statements.

1196

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	$700,000	$548,937
BNP Paribas SA
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25 (k)§	700,000	693,710
3.500%, 11/16/27§	300,000	274,972
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26 (k)§	2,300,000	2,056,596
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26 (k)§	1,000,000	896,150
HSBC USA, Inc. 5.625%, 3/17/25	500,000	498,073
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)	300,000	231,750
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)	800,000	795,887
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	900,000	771,706
Lloyds Bank plc 0.000%, 4/2/32 (e)(m)	600,000	374,292
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 6.018%, 2/20/26 (k)	400,000	400,575
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)	200,000	197,576
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 6.201%, 7/10/24 (k)(x)	900,000	900,560
(SOFR + 0.87%), 0.849%, 9/8/24 (k)	800,000	791,647
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29 (k)	300,000	299,882
Nederlandse Waterschapsbank NV 4.000%, 6/1/28§	400,000	393,706
Norinchukin Bank (The) 5.430%, 3/9/28§	600,000	605,394
Royal Bank of Canada 4.900%, 1/12/28	300,000	294,704
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	500,000	494,205
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	700,000	563,217
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§	300,000	298,732
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.214%, 3/23/25 (k)§	300,000	288,126
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25 (k)§	700,000	682,830
(SOFR + 0.93%), 6.007%, 11/23/25 (k)§	800,000	793,416
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26	300,000	298,763
Sumitomo Mitsui Trust Bank Ltd. 2.800%, 3/10/27 (x)§	1,600,000	1,460,702
5.500%, 3/9/28§	500,000	504,693
UniCredit SpA 7.830%, 12/4/23§	900,000	902,964

		22,878,463

Capital Markets (2.0%)
Brookfield Finance I UK plc 2.340%, 1/30/32 (x)	700,000	541,176
Credit Suisse AG 6.500%, 8/8/23 (m)	200,000	198,750
Goldman Sachs Group, Inc. (The) 3.850%, 7/8/24	300,000	294,288
(ICE LIBOR USD 3 Month + 1.17%), 6.491%, 5/15/26 (k)(x)	300,000	301,485
Lazard Group LLC 4.500%, 9/19/28	700,000	661,692
Nomura Holdings, Inc. 1.851%, 7/16/25	900,000	821,984
Stifel Financial Corp. 4.000%, 5/15/30	900,000	772,165
UBS Group AG 4.125%, 4/15/26§	600,000	570,153
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§	500,000	495,400
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§	200,000	191,194
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§	300,000	266,370

		5,114,657

Consumer Finance (1.1%)
AerCap Ireland Capital DAC 2.875%, 8/14/24	300,000	288,215
Ally Financial, Inc. 2.200%, 11/2/28	1,500,000	1,198,911
American Honda Finance Corp. 5.000%, 5/23/25	600,000	595,777
Ford Motor Credit Co. LLC 5.584%, 3/18/24	700,000	694,400

		2,777,303

See Notes to Financial Statements.

1197

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Financial Services (0.8%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 8.122%, 1/28/29 (k)(m)	EUR	700,000	$754,292
Global Payments, Inc. 2.900%, 5/15/30		$700,000	591,123
Jyske Realkredit A/S
Series CCE 1 .500%, 10/1/53	DKK	1	—
NTT Finance Corp. 4.142%, 7/26/24§		$300,000	295,361
4.239%, 7/25/25§		400,000	388,915
Realkredit Danmark A/S
Series 23S 1 .500%, 10/1/53 (m)	DKK	1	—

			2,029,691

Insurance (0.8%)
First American Financial Corp. 4.000%, 5/15/30		$700,000	612,197
Hanwha Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.379%, 2/4/32 (k)§		300,000	266,835
Manulife Financial Corp.
3.703%, 3/16/32 (x)		1,100,000	994,879
Society of Lloyd’s
4.750%, 10/30/24 (m)	GBP	100,000	122,876

			1,996,787

Total Financials			34,796,901

Health Care (0.3%)
Health Care Providers & Services (0.3%)
CVS Health Corp.
2.125%, 9/15/31		$900,000	719,831

Total Health Care			719,831

Industrials (0.5%)
Ground Transportation (0.2%)
Central Japan Railway Co.
3.400%, 9/6/23 (m)		600,000	597,808

Marine Transportation (0.3%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	672,416

Total Industrials			1,270,224

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc. 3.137%, 11/15/35§		215,000	164,057
3.187%, 11/15/36§		46,000	34,590
NXP BV 5.350%, 3/1/26		500,000	495,740
5.000%, 1/15/33		1,400,000	1,342,838

			2,037,225

Software (0.2%)
VMware, Inc. 4.700%, 5/15/30		500,000	477,870

Total Information Technology			2,515,095

Real Estate (5.2%)
Diversified REITs (0.8%)
Digital Dutch Finco BV (REIT) 1.000%, 1/15/32 (m)	EUR	1,200,000	922,943
Goodman US Finance Three LLC (REIT) 3.700%, 3/15/28§		$500,000	452,775
HAT Holdings I LLC (REIT) 3.375%, 6/15/26§		400,000	355,000
STORE Capital Corp. (REIT) 2.700%, 12/1/31		500,000	346,684

			2,077,402

Health Care REITs (0.3%)
Ventas Realty LP (REIT) 3.250%, 10/15/26		200,000	182,888
Welltower OP LLC (REIT) 2.750%, 1/15/31		800,000	658,588

			841,476

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31 (x)		300,000	235,717

Office REITs (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		200,000	192,760
4.500%, 7/30/29		200,000	188,518
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		800,000	707,008
Highwoods Realty LP (REIT) 4.125%, 3/15/28		100,000	87,528
Kilroy Realty LP (REIT) 2.500%, 11/15/32		3,000,000	2,094,944

			3,270,758

Residential REITs (0.1%)
Mid-America Apartments LP (REIT) 2.750%, 3/15/30		400,000	347,297

Retail REITs (0.4%)
Federal Realty OP LP (REIT) 3.500%, 6/1/30 (x)		900,000	784,621
Realty Income Corp. (REIT) 4.625%, 11/1/25		200,000	196,880

			981,501

Specialized REITs (2.2%)
American Tower Corp. (REIT) 3.375%, 5/15/24		800,000	781,645
1.875%, 10/15/30		400,000	315,508
EPR Properties (REIT) 3.750%, 8/15/29 (x)		700,000	571,305
3.600%, 11/15/31		800,000	623,706

See Notes to Financial Statements.

1198

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Equinix, Inc. (REIT) 1.550%, 3/15/28		$1,000,000	$832,500
2.500%, 5/15/31		800,000	649,038
3.900%, 4/15/32 (x)		1,200,000	1,070,862
Weyerhaeuser Co. (REIT) 4.750%, 5/15/26		700,000	686,396

			5,530,960

Total Real Estate			13,285,111

Utilities (5.3%)
Electric Utilities (4.6%)
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		500,000	502,790
Duke Energy Carolinas LLC 2.850%, 3/15/32		2,200,000	1,867,298
Edison International 3.550%, 11/15/24		500,000	482,271
Enel Finance International NV 1.875%, 7/12/28§		2,300,000	1,931,130
5.000%, 6/15/32§		700,000	655,204
Florida Power & Light Co. 5.050%, 4/1/28		100,000	100,771
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28		2,100,000	1,796,161
Northern States Power Co. 2.600%, 6/1/51		1,400,000	898,585
4.500%, 6/1/52		700,000	620,241
Pacific Gas and Electric Co. 6.700%, 4/1/53		1,100,000	1,069,517
Public Service Electric & Gas Co. 3.100%, 3/15/32		1,500,000	1,307,044
SCE Recovery Funding LLC
Series A-1 4 .697%, 6/15/40		400,000	389,798
Wisconsin Power & Light Co. 4.950%, 4/1/33		300,000	295,945

			11,916,755

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The) 1.375%, 1/15/26		1,400,000	1,250,410
Clearway Energy Operating LLC 3.750%, 2/15/31§		600,000	495,000

			1,745,410

Total Utilities			13,662,165

Total Corporate Bonds			73,663,318

Foreign Government Securities (1.6%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		1,100,000	1,095,097
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	553,870
Province of Quebec 3.750%, 9/1/24	CAD	200,000	149,085
Republic of Philippines 5.500%, 1/17/48 (x)		$600,000	616,464
Republic of South Africa 10.500%, 12/21/26	ZAR	28,300,000	1,561,719

Total Foreign Government Securities			3,976,235

Mortgage-Backed Securities (41.5%)
FHLMC
4.500%, 4/1/29		$12,888	12,637
6.000%, 1/1/37		41,486	42,661
4.000%, 1/1/41		27,018	25,968
3.500%, 3/1/48		64,097	59,208
FHLMC UMBS 3.500%, 2/1/49		19,708	18,202
3.500%, 7/1/49		56,848	52,643
3.500%, 2/1/50		14,936	13,792
3.500%, 4/1/50		21,201	19,596
3.500%, 6/1/52		999,900	911,455
3.000%, 7/1/52		2,210,710	1,946,541
4.500%, 8/1/52		291,203	279,888
3.500%, 9/1/52		999,900	911,065
3.500%, 10/1/52		999,900	910,752
4.000%, 10/1/52		321,838	301,910
3.500%, 11/1/52		999,900	910,753
4.000%, 11/1/52		453,991	425,879
3.500%, 1/1/53		999,901	910,753
4.000%, 2/1/53		4,806,494	4,508,870
4.000%, 4/1/53		46,017	43,167
5.000%, 6/1/53		5,976,086	5,855,792
FNMA 4.613%, 5/1/38 (l)		105,598	106,685
FNMA UMBS 4.500%, 1/1/34		16,345	16,008
5.500%, 4/1/34		20,275	20,475
5.500%, 5/1/34		42,731	43,134
5.500%, 3/1/38		23,665	24,159
5.000%, 8/1/39		38,182	38,271
4.500%, 12/1/41		6,587	6,471
4.500%, 7/1/44		38,324	37,736
3.500%, 2/1/48		9,815	9,062
3.500%, 11/1/48		11,761	10,851
3.500%, 5/1/52		1,999,801	1,822,911
3.500%, 6/1/52		999,901	911,456
3.500%, 7/1/52		99,991	91,146
4.500%, 7/1/52		10,461,465	10,058,244
3.500%, 8/1/52		1,999,802	1,822,522
3.500%, 11/1/52		999,901	910,753
3.500%, 12/1/52		999,901	910,753
3.500%, 1/1/53		1,999,800	1,821,426
3.500%, 2/1/53		999,900	910,674
3.500%, 4/1/53		999,900	910,753
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 7/25/53 TBA		7,000,000	6,375,468
2.500%, 8/25/53 TBA		600,000	509,133
3.000%, 8/25/53 TBA		40,200,000	35,410,548
3.500%, 8/25/53 TBA		2,800,000	2,553,031
4.000%, 8/25/53 TBA		1,400,000	1,314,469
4.500%, 8/25/53 TBA		2,700,000	2,596,641
5.000%, 8/25/53 TBA		1,300,000	1,274,152
5.500%, 8/25/53 TBA		12,000,000	11,944,219
5.000%, 9/25/53 TBA		4,300,000	4,215,848

See Notes to Financial Statements.

1199

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA 3.000%, 7/15/45	$5,366	$4,902
3.000%, 8/15/45	49,491	45,211
4.500%, 1/20/49	222,267	217,473
5.000%, 1/20/49	3,079	3,071
5.000%, 2/20/49	38,932	38,829
5.000%, 7/20/49	1,156,707	1,153,554

Total Mortgage-Backed Securities		106,301,571

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37	1,300,000	1,213,972
New York State Urban Development Corp.
1.346%, 3/15/26	800,000	724,928
University of Michigan 3.504%, 4/1/52	900,000	724,722

Total Municipal Bonds		2,663,622

Supranational (0.2%)
European Investment Bank 3.750%, 2/14/33	500,000	492,171

Total Supranational		492,171

U.S. Treasury Obligations (23.8%)
U.S. Treasury Bonds 1.375%, 11/15/40	14,000,000	9,351,219
1.875%, 2/15/41	3,100,000	2,247,219
2.250%, 5/15/41	800,000	615,027
2.375%, 2/15/42	300,000	233,256
3.125%, 2/15/42	500,000	438,624
3.250%, 5/15/42	5,900,000	5,256,255
3.875%, 2/15/43	2,300,000	2,238,614
3.875%, 5/15/43	200,000	194,905
3.375%, 5/15/44	1,400,000	1,259,880
3.125%, 8/15/44	2,100,000	1,813,594
2.875%, 8/15/45	600,000	494,354
3.000%, 8/15/48 (z)	13,200,000	11,115,119
2.875%, 5/15/49	900,000	742,703
2.250%, 8/15/49	800,000	579,939
U.S. Treasury Inflation Linked Bonds 0.625%, 2/15/43 TIPS	1,583,376	1,294,352
1.375%, 2/15/44 TIPS	130,166	122,202
0.750%, 2/15/45 TIPS	644,135	530,527
0.875%, 2/15/47 TIPS	251,344	210,108
1.000%, 2/15/49 TIPS	120,557	103,249
0.250%, 2/15/50 TIPS	117,996	82,080
1.500%, 2/15/53 TIPS	408,220	395,649
U.S. Treasury Inflation Linked Notes 0.625%, 1/15/24 TIPS	2,990,322	2,939,888
0.500%, 4/15/24 TIPS	481,132	469,435
0.125%, 10/15/24 TIPS	2,364,800	2,280,571
1.250%, 4/15/28 TIPS	809,104	782,393
0.125%, 7/15/31 TIPS	1,697,790	1,504,086
0.125%, 1/15/32 TIPS	437,748	384,934
0.625%, 7/15/32 TIPS (z)	1,983,809	1,821,514
U.S. Treasury Notes 2.875%, 9/30/23# (t)(v)(w)	1,830,000	1,819,439
2.500%, 4/30/24	10,000,000	9,760,372

Total U.S. Treasury Obligations		61,081,507

Total Long-Term Debt Securities (124.3%) (Cost $337,605,692)		318,497,955

SHORT-TERM INVESTMENTS:
Commercial Paper (2.7%)
Amcor Flexibles North America, Inc. 5.31%, 7/10/23 (n)(p)	500,000	499,264
5.47%, 7/20/23 (n)(p)§	300,000	299,090
AT&T, Inc. 6.11%, 3/19/24 (n)(p)§	700,000	670,078
Electricite de France 5.62%, 8/3/23 (n)(p)	349,000	347,158
5.62%, 8/4/23 (n)(p)§	351,000	349,093
LSEGA Financing plc 5.58%, 7/25/23 (n)(p)	250,000	249,035
5.39%, 7/26/23 (n)(p)	250,000	249,031
Mondelez International, Inc. 5.23%, 7/13/23 (n)(p)§	500,000	499,057
5.35%, 7/25/23 (n)(p)§	500,000	498,149
S&P Global, Inc. 5.27%, 7/6/23 (n)(p)§	500,000	499,561
Thomson Reuters Corp. 5.32%, 7/5/23 (n)(p)	500,000	499,631
5.34%, 7/12/23 (n)(p)	500,000	499,111
5.37%, 7/18/23 (n)(p)	500,000	498,661
Walgreens Boots Alliance, Inc. 5.74%, 7/5/23 (n)(p)§	400,000	399,681
5.74%, 7/6/23 (n)(p)§	500,000	499,522
5.78%, 7/10/23 (n)(p)§	500,000	499,199

Total Commercial Paper		7,055,321

Repurchase Agreements (1.2%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $2,247,119, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $2,292,061. (xx)	2,246,178	2,246,178
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $750,317, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $765,414. (xx)	750,000	750,000

Total Repurchase Agreements		2,996,178

Total Short-Term Investments (3.9%) (Cost $10,053,409)		10,051,499

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
1 Year, September 2023 @3.75% v.1 Day SOFR 09/12/2023 at USD 3.75, European Style Notional Amount: USD 8,000,000 Counterparty: Bank of America*	8,000,000	116,982

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Contracts	Value (Note 1)
10 Year, September 2023 @4.20% v.1 Day SOFR 09/06/2023 at USD 4.20, European Style Notional Amount: USD 900,000 Counterparty: Goldman Sachs Bank USA*	900,000	$1,333
11 Years, March 2024 @3.85% v.1 Day SOFR 03/04/2024 at USD 3.85, European Style Notional Amount: USD 600,000 Counterparty: Bank of America*	600,000	8,459

Total Options Purchased (0.1%) (Cost $87,375)		126,774

Total Investments in Securities (128.3%) (Cost $347,746,476)		328,676,228
Other Assets Less Liabilities (-28.3%)		(72,436,394)

Net Assets (100%)		$256,239,834

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $78,672,849 or 30.7% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $115,331.
(e)	Step Bond-Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $4,178,879 or 1.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $695,960.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $100,417.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $174,984.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,922,112. This was collateralized by cash of $2,996,178 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Renminbi
CORRA	—	Canadian Overnight Repo Rate Average
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
OAT	—	Obligations Assimilables du Trésor
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TONAR	—	Tokyo Over-Night Average Rate
THB	—	Thailand Baht
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Canada	1.2
Cayman Islands	6.5
China	0.7
Denmark	0.6
France	1.0
Germany	0.2
Ireland	1.2
Italy	1.4
Ivory Coast	0.3
Japan	3.9
Jersey	0.3
Netherlands	1.0
Philippines	0.2
South Africa	0.6
South Korea	0.1
Spain	0.3
Supranational	0.2
Switzerland	0.7
United Kingdom	3.1
United States	104.6
Cash and Other	(28.3)

100.0%

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	12	9/2023	USD	2,440,125	(23,615)
U.S. Treasury 10 Year Note	2	9/2023	USD	224,531	(4,253)
3 Month SOFR	34	3/2024	USD	8,044,400	(80,886)

					(108,754)

Short Contracts
Euro-BTP	(26)	9/2023	EUR	(3,294,180)	(26,135)
Euro-Bund	(58)	9/2023	EUR	(8,464,351)	78,818
Euro-Buxl	(2)	9/2023	EUR	(304,663)	(4,568)
Euro-OAT	(3)	9/2023	EUR	(420,330)	2,272
Japan 10 Year Bond	(10)	9/2023	JPY	(10,294,882)	(36,783)
U.S. Treasury 5 Year Note	(14)	9/2023	USD	(1,499,313)	565
U.S. Treasury 10 Year Ultra Note	(56)	9/2023	USD	(6,632,500)	60,615

					74,784

					(33,970)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	54,870	DKK	372,451	Bank of America	8/2/2023	188
USD	48,775	DKK	332,156	Morgan Stanley	8/2/2023	9
USD	842,716	ZAR	15,576,257	Barclays Bank plc	8/15/2023	18,716
GBP	269,000	USD	332,978	JPMorgan Chase Bank	8/16/2023	8,735
USD	3,586	CNY	25,000	Citibank NA**	8/16/2023	127
USD	19,371	CNY	133,000	HSBC Bank plc**	8/16/2023	974
USD	3,721,690	EUR	3,372,699	HSBC Bank plc	8/16/2023	33,322
USD	50,409	JPY	7,200,000	Bank of America	8/16/2023	171
USD	388,064	TWD	11,858,553	Citibank NA**	8/22/2023	5,133

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	122,078	TWD	3,702,015	Morgan Stanley**	8/22/2023	2,534
USD	150	THB	5,156	JPMorgan Chase Bank	9/20/2023	4
USD	256,754	TWD	7,792,494	Bank of America**	9/20/2023	4,263
USD	8,285	IDR	124,026,450	Bank of America**	9/26/2023	18
USD	2,186	IDR	32,714,959	Morgan Stanley**	9/26/2023	5

Total unrealized appreciation						74,199

IDR	32,686,545	USD	2,186	Morgan Stanley**	7/3/2023	(6)
USD	2,175	IDR	32,686,545	Morgan Stanley**	7/3/2023	(5)
DKK	373,074	USD	54,870	Bank of America	7/5/2023	(195)
USD	117,009	DKK	810,288	Bank of America	7/5/2023	(1,741)
USD	662,419	ZAR	12,872,856	JPMorgan Chase Bank	8/15/2023	(18,568)
AUD	3,677,000	USD	2,485,554	Bank of America	8/16/2023	(32,970)
EUR	216,000	USD	236,420	JPMorgan Chase Bank	8/16/2023	(203)
JPY	57,532,457	USD	434,722	Barclays Bank plc	8/16/2023	(33,289)
JPY	9,455,112	USD	71,176	JPMorgan Chase Bank	8/16/2023	(5,202)
JPY	123,629,087	USD	930,305	Morgan Stanley	8/16/2023	(67,682)
USD	146,571	CAD	195,456	Citibank NA	8/16/2023	(1,072)
USD	240,315	CAD	321,285	JPMorgan Chase Bank	8/16/2023	(2,376)
USD	37,646	EUR	35,000	Citibank NA	8/16/2023	(630)
USD	1,439,141	GBP	1,146,610	Barclays Bank plc	8/16/2023	(17,408)
USD	5,115,299	GBP	4,038,752	JPMorgan Chase Bank	8/16/2023	(15,164)
TWD	59,589	USD	1,954	Morgan Stanley**	8/22/2023	(30)
IDR	999,895,869	USD	67,150	Citibank NA**	9/20/2023	(500)
THB	29,787,163	USD	868,633	JPMorgan Chase Bank	9/20/2023	(22,004)
THB	13,577,656	USD	396,590	Morgan Stanley	9/20/2023	(10,678)
TWD	23,160,380	USD	761,003	Goldman Sachs Bank USA**	9/20/2023	(10,566)
USD	3,448	IDR	51,878,608	JPMorgan Chase Bank**	9/22/2023	(10)

Total unrealized depreciation						(240,299)

Net unrealized depreciation						(166,100)

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, July 2023 @3.20% v.1 Day SOFR	Morgan Stanley	100,000	USD	(100,000)	USD 3.20	7/6/2023	(1)
10 Years, July 2023 @3.26% v.1 Day SOFR	Barclays Bank plc	100,000	USD	(100,000)	USD 3.26	7/26/2023	(192)
10 Years, July 2023 @3.26% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 3.26	7/26/2023	(192)
2 Years, November 2023 @2.15% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD 2.15	11/20/2023	(200)
30 Years, July 2023 @3.06% v.1 Day SOFR	Bank of America	100,000	USD	(100,000)	USD 3.06	7/14/2023	(418)
7 Years, July 2023 @3.35% v.1 Day SOFR	Barclays Bank plc	100,000	USD	(100,000)	USD 3.35	7/27/2023	(180)
7 Years, July 2023 @3.35% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 3.35	7/27/2023	(180)

							(1,363)

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Written Put Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
1 Year, September 2023 @4.25% v.1 Day SOFR	Bank of America	8,000,000	USD	(8,000,000)	USD 4.25	9/12/2023	(80,184)
1 Year, September 2023 @4.72% v.1 Day SOFR	Morgan Stanley	15,100,000	USD	(15,100,000)	USD 4.72	9/11/2023	(91,011)
1 Year, September 2023 @4.75% v.1 Day SOFR	Bank of America	8,000,000	USD	(8,000,000)	USD 4.75	9/12/2023	(46,084)
10 Years, July 2023 @3.65% v.1 Day SOFR	Morgan Stanley	100,000	USD	(100,000)	USD 3.65	7/6/2023	(120)
10 Years, July 2023 @3.66% v.1 Day SOFR	Barclays Bank plc	100,000	USD	(100,000)	USD 3.66	7/26/2023	(503)
10 Years, July 2023 @3.66% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 3.66	7/26/2023	(503)
2 Years, March 2024 @5.10% v.1 Day SOFR	Bank of America	5,000,000	USD	(5,000,000)	USD 5.10	3/4/2024	(13,720)
2 Years, November 2023 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD 3.65	11/20/2023	(35,011)
3 Month SOFR	Exchange Traded	42	USD	(10,500,000)	USD 96.75	12/15/2023	(223,650)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD 2.70	4/2/2024	(51,936)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD 2.70	4/2/2024	(51,936)
30 Years, July 2023 @3.36% v.1 Day SOFR	Bank of America	100,000	USD	(100,000)	USD 3.36	7/14/2023	(254)
7 Years, July 2023 @3.85% v.1 Day SOFR	Barclays Bank plc	100,000	USD	(100,000)	USD 3.85	7/27/2023	(377)
7 Years, July 2023 @3.85% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 3.85	7/27/2023	(377)

							(595,666)

Total Written Options Contracts (Premiums Received ($240,566))							(597,029)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of June 30, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2024	1.03	USD	200,000	4,293	3,557	7,850
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.95	USD	300,000	(132)	827	695
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.22	EUR	200,000	(2,125)	(122)	(2,247)

British Telecommunications plc	1.00	Quarterly	12/20/2028	1.22	EUR	600,000	(5,456)	(1,286)	(6,742)

Total Centrally Cleared Credit default swap contracts outstanding							(3,420)	2,976	(444)

OTC Credit default swap contracts outstanding - sell protection as of June 30, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	2.14	USD 1,600,000	(52,673)	(3,934)	(56,607)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	2.14	USD 1,700,000	(53,644)	(6,501)	(60,145)

							(106,317)	(10,435)	(116,752)

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2023 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	1,800,000	(30,854)	33,391	2,537
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	1,300,000	(18,500)	20,332	1,832
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	2,100,000	(5,119)	8,078	2,959
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	1,900,000	18,369	(15,691)	2,678
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	900,000	(11,852)	13,120	1,268
6 month EURIBOR Semi-Annual	3.00 annually	Pay	9/20/2033	EUR	900,000	(12,095)	13,363	1,268
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	18,000,000	10,522	7,595	18,117
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	600,000	51,781	32,261	84,042
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	100,000	20,205	8,410	28,615
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	900,000	179,269	78,262	257,531
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	2,000,000	356,317	215,975	572,292
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	1,300,000	229,511	142,479	371,990
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	1,300,000	20,817	5,745	26,562
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	700,000	11,451	2,851	14,302
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	700,000	12,137	2,165	14,302
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	700,000	11,353	2,950	14,303
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	800,000	12,904	3,442	16,346
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	1,300,000	21,791	4,771	26,562
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	11,000,000	3,517	2,132	5,649
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	—	173,797	173,797
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	50,000,000	(2,717)	23,706	20,989
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	70,000,000	4,017	25,367	29,384
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	57,000,000	13,893	15,377	29,270
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,307	5,449	9,756
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY	18,000,000	—	5,801	5,801
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY	19,000,000	—	13,147	13,147
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	85,000,000	22,501	21,148	43,649
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	12,000,000	3,506	2,656	6,162
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,510	5,246	9,756
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	29,000,000	7,153	7,739	14,892
1 day TONAR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(110,980)	136,380	25,400
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	700,000	147,681	52,621	200,302
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	300,000	60,714	25,129	85,843
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	300,000	26,005	16,016	42,021
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	95,000,000	27,409	21,374	48,783
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	19,000,000	11,383	7,741	19,124
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	492,650	1,040	493,690
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	—	21,270	21,270
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	700,000	12,006	2,296	14,302

						1,605,562	1,164,931	2,770,493

6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	500,000	—	(22,319)	(22,319)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	—	(214,029)	(214,029)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	800,000	(9,631)	1,230	(8,401)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(10,809)	1,358	(9,451)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(8,326)	(1,126)	(9,452)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(10,231)	780	(9,451)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(11,181)	1,730	(9,451)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,700,000	(19,179)	1,326	(17,853)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,100,000	(12,638)	1,086	(11,552)

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,000,000	(11,571)	1,070	(10,501)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,400,000	(13,829)	(873)	(14,702)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(11,144)	1,693	(9,451)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,800,000	(16,583)	(2,319)	(18,902)
1 day SOFR Annual	1.79 annually	Pay	5/3/2027	USD	2,600,000	—	(228,303)	(228,303)
1 day SOFR Annual	2.85 annually	Pay	8/29/2027	USD	6,600,000	—	(380,933)	(380,933)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,400,000	(13,757)	(945)	(14,702)

						(148,879)	(840,574)	(989,453)

Total Centrally Cleared Interest rate swap contracts outstanding						1,456,683	324,357	1,781,040

(1)	Value of floating rate index at June 30, 2023 was as follows:

Floating Rate Index	Value
1 day REPO_CORRA CAD	1.05%
1 day SOFR USD	5.09%
1 day TONAR JPY	(0.08)%
6 month EURIBOR EUR	3.90%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$38,865,063	$—	$38,865,063
Centrally Cleared Credit Default Swaps	—	4,384	—	4,384
Centrally Cleared Interest Rate Swaps	—	1,190,895	—	1,190,895
Collateralized Mortgage Obligations	—	11,536,682	—	11,536,682
Commercial Mortgage-Backed Securities	—	19,917,786	—	19,917,786

See Notes to Financial Statements.

1206

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Communication Services	$—	$1,921,372	$—	$1,921,372
Consumer Discretionary	—	4,063,182	—	4,063,182
Energy	—	1,429,437	—	1,429,437
Financials	—	34,796,901	—	34,796,901
Health Care	—	719,831	—	719,831
Industrials	—	1,270,224	—	1,270,224
Information Technology	—	2,515,095	—	2,515,095
Real Estate	—	13,285,111	—	13,285,111
Utilities	—	13,662,165	—	13,662,165
Foreign Government Securities	—	3,976,235	—	3,976,235
Forward Currency Contracts	—	74,199	—	74,199
Futures	142,270	—	—	142,270
Mortgage-Backed Securities	—	106,301,571	—	106,301,571
Municipal Bonds	—	2,663,622	—	2,663,622
Options Purchased
Call Options Purchased	—	126,774	—	126,774

Short-Term Investments
Commercial Paper	—	7,055,321	—	7,055,321
Repurchase Agreements	—	2,996,178	—	2,996,178
Supranational	—	492,171	—	492,171
U.S. Treasury Obligations	—	61,081,507	—	61,081,507

Total Assets	$142,270	$329,945,706	$—	$330,087,976

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(1,408)	$—	$(1,408)
Centrally Cleared Interest Rate Swaps	—	(866,538)	—	(866,538)
Forward Currency Contracts	—	(240,299)	—	(240,299)
Futures	(176,240)	—	—	(176,240)
Options Written
Call Options Written	—	(1,363)	—	(1,363)
Put Options Written	(223,650)	(372,016)	—	(595,666)
OTC Credit Default Swaps	—	(10,435)	—	(10,435)

Total Liabilities	$(399,890)	$(1,492,059)	$—	$(1,891,949)

Total	$(257,620)	$328,453,647	$—	$328,196,027

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,459,939	*,**
Foreign exchange contracts	Receivables	74,199
Credit contracts	Receivables, Net assets – Unrealized appreciation	4,384	**

Total		$1,538,522

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,639,807	)*,**
Foreign exchange contracts	Payables	(240,299)
Credit contracts	Payables, Net assets – Unrealized depreciation	(11,843	)**

Total		$(1,891,949)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$64,175	$70,706	$257,903	$—	$(1,137,137)	$(744,353)
Foreign exchange contracts	—	—	—	(729,324)	—	(729,324)
Credit contracts	—	—	—	—	45,366	45,366

Total	$64,175	$70,706	$257,903	$(729,324)	$(1,091,771)	$(1,428,311)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$32,847	$(129,516)	$(1,006,142)	$—	$1,081,877	$(20,934)
Foreign exchange contracts	—	—	—	392,617	—	392,617
Credit contracts	—	—	—	—	19,528	19,528

Total	$32,847	$(129,516)	$(1,006,142)	$392,617	$1,101,405	$391,211

(1)	Included in Realized gain (loss) on investments in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.
^

The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$11,344,694
Average notional value of contracts – short	$24,552,307

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$11,070,294
Average amounts sold – in USD	$19,774,754
Options
Average value of option contracts written	$226,408
Average notional value of swaption contracts purchased	$189,065
Average notional value of swaption contracts written	$306,798
Credit default swaps
Average notional value – sell protection	$4,665,920
Interest rate swaps
Average notional value – pays fixed rate	$31,476,972
Average notional value – receives fixed rate	$12,806,298

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$130,081	$(130,081)	$—	$—
Barclays Bank plc	18,716	(18,716)	—	—
Citibank NA	5,260	(2,202)	—	3,058
Goldman Sachs Bank USA	1,333	(1,333)	—	—
HSBC Bank plc	34,296	—	—	34,296
JPMorgan Chase Bank	8,739	(8,739)	—	—
Morgan Stanley	2,548	(2,548)	—	—

Total	$200,973	$(163,619)	$—	$37,354

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$179,500	$(130,081)	$(49,419)	$—
Barclays Bank plc	51,949	(18,716)	—	33,233
Citibank NA	2,202	(2,202)	—	—
Goldman Sachs Bank USA	150,901	(1,333)	—	149,568
JPMorgan Chase Bank	63,527	(8,739)	(29,827)	24,961
Morgan Stanley	176,034	(2,548)	—	173,486

Total	$624,113	$(163,619)	$(79,246)	$381,248

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $21,171.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	5.19%	6/15/2023	7/6/2023	$(5,959,563)	$(5,965,462)
Morgan Stanley & Co. LLC	5.19	6/15/2023	7/6/2023	(1,817,719)	(1,822,503)

					$(7,787,965)

(1)	The average amount of borrowings while outstanding for 145 days during the six months ended June 30, 2023, was approximately $8,762,000 at a weighted average interest rate of 4.74%.
(2)	Payable for sale-buyback transactions includes $10,683 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	June 30, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(5,965,462)	$—	$—	$(5,965,462)
U.S. Treasury Notes	—	(1,822,503)	—	—	(1,822,503)

Total Borrowings	$—	$(7,787,965)	$—	$—	$(7,787,965)

Gross amount of recognized liabilities for sale-buy backs					$(7,787,965)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2023:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC	$(7,787,965)	$7,800,101	$—	$12,136

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$623,458,709
Long-term U.S. government debt securities	9,676,580

$633,135,289

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$616,266,789
Long-term U.S. government debt securities	20,388,741

$636,655,530

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,680,218
Aggregate gross unrealized depreciation	(28,504,959)

Net unrealized depreciation	$(20,824,741)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$350,367,714

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $344,750,298)	$325,680,050
Repurchase Agreements (Cost $2,996,178)	2,996,178
Cash	2,218,769
Foreign cash (Cost $498,889)	509,164
Cash held as collateral at broker for futures	912,000
Cash held as collateral at broker for swaps	1,511,000
Receivable for forward settling transactions	63,614,814
Dividends, interest and other receivables	1,562,367
Variation Margin on Centrally Cleared Swaps	134,835
Unrealized appreciation on forward foreign currency contracts	74,199
Due from broker for futures variation margin	74,118
Receivable for securities sold	50,860
Receivable for Portfolio shares sold	50,294
Securities lending income receivable	792
Other assets	7,514

Total assets	399,396,954

LIABILITIES
Payable for forward settling transactions	130,105,675
Payable for sale-buyback financing transactions	7,787,965
Payable for return of collateral on securities loaned	2,996,178
Payable for securities purchased	799,447
Options written, at value (Premiums received $240,566)	597,029
Payable for return of cash collateral on forward settling transactions	260,000
Unrealized depreciation on forward foreign currency contracts	240,299
Market value on OTC swap contracts (Premiums received $106,317)	116,752
Investment management fees payable	65,479
Distribution fees payable – Class IB	52,848
Payable for Portfolio shares repurchased	38,076
Administrative fees payable	19,789
Accrued expenses	77,583

Total liabilities	143,157,120

NET ASSETS	$256,239,834

Net assets were comprised of:
Paid in capital	$297,657,820
Total distributable earnings (loss)	(41,417,986)

Net assets	$256,239,834

Class IB
Net asset value, offering and redemption price per share, $256,239,834 / 27,712,271 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.25

(x)	Includes value of securities on loan of $2,922,112.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$5,749,412
Securities lending (net)	4,936

Total income	5,754,348

EXPENSES
Investment management fees	649,149
Distribution fees – Class IB	324,575
Interest expense	169,667
Administrative fees	121,928
Custodian fees	46,935
Professional fees	46,667
Printing and mailing expenses	12,105
Trustees’ fees	4,022
Miscellaneous	23,998

Gross expenses	1,399,046
Less: Waiver from investment manager	(255,583)

Net expenses	1,143,463

NET INVESTMENT INCOME (LOSS)	4,610,885

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,158,735)
Futures contracts	257,903
Forward foreign currency contracts	(729,324)
Foreign currency transactions	97,360
Swaps	(1,091,771)
Options written	70,706

Net realized gain (loss)	(3,553,861)

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,785,912
Futures contracts	(1,006,142)
Forward foreign currency contracts	392,617
Foreign currency translations	(52,021)
Options written	(129,516)
Swaps	1,101,405

Net change in unrealized appreciation (depreciation)	3,092,255

NET REALIZED AND UNREALIZED GAIN (LOSS)	(461,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,149,279

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,610,885	$6,635,957
Net realized gain (loss)	(3,553,861)	(14,636,439)
Net change in unrealized appreciation (depreciation)	3,092,255	(36,652,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,149,279	(44,653,394)

Distributions to shareholders:
Class IB	—	(8,761,714)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,279,766 and 2,394,926 shares, respectively ]	11,894,609	23,709,519
Capital shares issued in reinvestment of dividends [ 0 and 946,663 shares, respectively ]	—	8,761,714
Capital shares repurchased [ (2,171,806) and (4,505,267) shares, respectively]	(20,183,738)	(44,467,808)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,289,129)	(11,996,575)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,139,850)	(65,411,683)
NET ASSETS:
Beginning of period	260,379,684	325,791,367

End of period	$256,239,834	$260,379,684

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$9.10		$10.94		$11.33		$11.00		$10.57		$10.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.23		0.16		0.20		0.29		0.05
Net realized and unrealized gain (loss)	(0.01)		(1.75)		(0.33)		0.74		0.63		0.12

Total from investment operations	0.15		(1.52)		(0.17)		0.94		0.92		0.17

Less distributions:
Dividends from net investment income	—		(0.32)		(0.19)		(0.21)		(0.22)		(0.07)
Distributions from net realized gains	—		—		(0.03)		(0.40)		(0.27)		(0.04)

Total dividends and distributions	—		(0.32)		(0.22)		(0.61)		(0.49)		(0.11)

Net asset value, end of period	$9.25		$9.10		$10.94		$11.33		$11.00		$10.57

Total return (b)	1.65%		(13.99)%		(1.44)%		8.58%		8.68%		1.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$256,240		$260,380		$325,791		$334,175		$293,239		$252,833
Ratio of expenses to average net assets:
After waivers (a)(f)	0.88	%(g)(j)	0.77	%(g)(k)	0.75	%(m)	0.75	%(m)	1.30	%(g)(n)	1.39	%(g)(o)
Before waivers (a)(f)	1.08	%(g)	0.96	%(g)	0.92%		0.93%		1.51	%(g)	1.60	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.55%		2.34%		1.47%		1.69%		2.62%		2.68	%(l)
Before waivers (a)(f)	3.35%		2.15%		1.30%		1.51%		2.41%		2.47	%(l)
Portfolio turnover rate^	198	%(z)	364%		307%		515%		430%		122	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	For the six months ended June 30, 2023, includes Interest Expense of 0.13%. Includes Interest Expense of 0.02%, 0.64% and 0.55% for the years ended December 31, 2022, 2019 and 2018, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.88% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.39% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1213

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Asset-Backed Securities	21.5%
U.S. Government Agency Securities	13.4
Financials	12.2
Collateralized Mortgage Obligations	11.4
Commercial Mortgage-Backed Securities	5.2
Utilities	4.5
U.S. Treasury Obligations	4.0
Consumer Discretionary	3.8
Industrials	3.1
Consumer Staples	2.2
Communication Services	2.2
Materials	1.5
Energy	1.4
Health Care	1.3
Repurchase Agreements	1.1
Real Estate	0.6
Information Technology	0.4
Mortgage-Backed Securities	0.1
Cash and Other	10.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,026.10	$4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.84	4.00
Class IB
Actual	1,000.00	1,025.00	4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.84	4.00
Class K
Actual	1,000.00	1,027.10	2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	2.74

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.80%, 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1214

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (21.5%)
BA Credit Card Trust,
Series 2021-A1 A1 0.440%, 9/15/26	$3,000,000	$2,880,164
Series 2022-A2 A2 5.000%, 4/15/28	2,800,000	2,786,885
BMW Vehicle Lease Trust,
Series 2023-1 A2 5.270%, 2/25/25	4,000,000	3,991,793
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5 5.773%, 7/15/27 (l)	4,300,000	4,292,050
Capital One Prime Auto Receivables Trust,
Series 2022-2 A2B 5.717%, 9/15/25 (l)	3,536,988	3,537,264
CarMax Auto Owner Trust,
Series 2022-4 A2B 5.967%, 12/15/25 (l)	6,829,954	6,839,475
Series 2023-2 A2B 5.917%, 6/15/26 (l)	4,000,000	4,007,429
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 5.774%, 4/22/26 (l)	4,000,000	4,006,505
Series 2017-A6 A6 5.988%, 5/14/29 (l)	4,000,000	3,993,818
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 5.230%, 1/25/37 (l)	31,515	21,749
Dell Equipment Finance Trust,
Series 2023-2 A2 5.840%, 1/22/29§	4,100,000	4,106,092
Edsouth Indenture No. 3 LLC,
Series 2012-2 A 5.880%, 4/25/39 (l)§	212,046	211,594
Enterprise Fleet Financing LLC,
Series 2022-1 A2 3.030%, 1/20/28§	2,931,079	2,854,510
FirstKey Homes Trust,
Series 2020-SFR2 A 1.266%, 10/19/37§	5,221,313	4,694,882
Ford Credit Auto Owner Trust,
Series 2023-A A1 5.028%, 4/15/24	1,319,356	1,318,938
Ford Credit Floorplan Master Owner Trust,
Series 2020-1 A1 0.700%, 9/15/25	6,400,000	6,338,982
GM Financial Automobile Leasing Trust,
Series 2022-3 A2B 5.776%, 10/21/24 (l)	3,436,716	3,439,353
Series 2023-1 A2A 5.270%, 6/20/25	6,000,000	5,981,365
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2 A2A 5.100%, 5/18/26	4,000,000	3,983,541
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A 0.680%, 8/15/25§	3,000,000	2,982,749
GSAA Home Equity Trust,
Series 2007-6 A4 5.750%, 5/25/47 (l)	77,895	50,793
Harley-Davidson Motorcycle Trust,
Series 2023-A A2A 5.320%, 6/15/26	5,780,000	5,758,065
Hyundai Auto Lease Securitization Trust,
Series 2021-C A3 0.380%, 9/16/24§	5,557,842	5,485,657
Series 2023-A A2B 5.707%, 4/15/25 (l)§	3,190,222	3,192,103
Hyundai Auto Receivables Trust,
Series 2023-A A2A 5.190%, 12/15/25	3,000,000	2,989,183
Kubota Credit Owner Trust,
Series 2023-1A A2 5.400%, 2/17/26§	4,000,000	3,970,262
LAD Auto Receivables Trust,
Series 2023-2A A2 5.930%, 6/15/27§	2,100,000	2,089,987
LCCM Trust,
Series 2021-FL2 A 6.461%, 12/13/38 (l)§	12,000,000	11,429,160
LL ABS Trust,
Series 2021-1A A 1.070%, 5/15/29§	118,159	115,308
Massachusetts Educational Financing Authority,
Series 2008-1 A1 6.205%, 4/25/38 (l)	53,326	52,306
MMAF Equipment Finance LLC,
Series 2022-B A1 4.924%, 12/1/23§	424,896	424,678
Navient Private Education Loan Trust,
Series 2015-AA A2A 2.650%, 12/15/28§	4,945	4,940
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	1,163,165	1,048,433
Series 2020-GA A 1.170%, 9/16/69§	934,968	830,028
Series 2020-IA A1B 6.193%, 4/15/69 (l)§	3,184,787	3,129,258
Series 2021-FA A 1.110%, 2/18/70§	8,782,409	7,331,417
Navient Student Loan Trust,
Series 2017-5A A 5.950%, 7/26/66 (l)§	2,232,507	2,164,720
Nelnet Student Loan Trust,
Series 2005-3 A5 5.348%, 12/24/35 (l)	1,549,458	1,513,627
Series 2013-5A A 5.780%, 1/25/37 (l)§	803,295	788,217
Series 2016-1A A 5.950%, 9/25/65 (l)§	3,727,248	3,685,142
Series 2019-2A A 6.050%, 6/27/67 (l)§	731,651	720,088
Nissan Auto Lease Trust,
Series 2021-A A3 0.520%, 8/15/24	4,025,783	3,990,524
Series 2023-A A2A 5.100%, 3/17/25	4,000,000	3,983,037
Nissan Auto Receivables Owner Trust,
Series 2023-A A2B 5.717%, 2/17/26 (l)	6,300,000	6,308,050

See Notes to Financial Statements.

1215

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Northstar Education Finance, Inc.,
Series 2012-1 A 5.850%, 12/26/31 (l)§	$161,859	$161,094
PHEAA Student Loan Trust,
Series 2016-2A A 6.100%, 11/25/65 (l)§	1,319,649	1,307,526
PRET LLC,
Series 2021-NPL3 A1 1.868%, 7/25/51 (e)§	5,689,556	5,167,174
Series 2021-NPL6 A1 2.487%, 7/25/51 (e)§	2,146,126	2,002,729
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1 1.992%, 2/25/61 (e)§	1,135,969	1,046,756
SLM Student Loan Trust,
Series 2004-10 A7B 5.855%, 10/25/29 (l)§	590,186	589,233
Series 2005-7 A4 5.405%, 10/25/29 (l)	266,679	265,670
Series 2010-1 A 5.550%, 3/25/25 (l)	1,544,440	1,497,315
Series 2012-3 A 5.800%, 12/27/38 (l)	4,291,323	4,157,720
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	1,169,053	1,121,971
Series 2020-PTA A2A 1.600%, 9/15/54§	1,143,375	1,012,557
Tesla Auto Lease Trust,
Series 2021-B A2 0.360%, 9/22/25§	891,821	884,802
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	5,600,000	5,165,425
Toyota Auto Receivables Owner Trust,
Series 2023-A A2 5.050%, 1/15/26	4,000,000	3,983,184
United States Small Business Administration,
Series 2003-20I 1 5.130%, 9/1/23	50	49
Series 2004-20C 1 4.340%, 3/1/24	982	971
Series 2005-20B 1 4.625%, 2/1/25	3,045	2,989
Series 2008-20G 1 5.870%, 7/1/28	278,917	276,004
Series 2008-20H 1 6.020%, 8/1/28	282,946	278,784
World Omni Auto Receivables Trust,
Series 2023-A A2A 5.180%, 7/15/26	4,000,000	3,984,358

Total Asset-Backed Securities		176,230,432

Collateralized Mortgage Obligations (11.4%)
Alternative Loan Trust,
Series 2005-61 2A1 5.710%, 12/25/35 (l)	5,375	4,831
Series 2005-62 2A1 4.976%, 12/25/35 (l)	22,486	18,828
Series 2006-OA22 A1 5.470%, 2/25/47 (l)	101,489	91,881
Series 2007-OA7 A1A 5.510%, 5/25/47 (l)	23,793	20,398
American Home Mortgage Assets Trust,
Series 2006-1 2A1 5.340%, 5/25/46 (l)	1,241,763	1,034,315
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	654,809	522,154
BCAP LLC Trust,
Series 2006-AA2 A1 5.490%, 1/25/37 (l)	135,686	124,319
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.202%, 9/25/35 (l)	313,742	193,342
Bear Stearns ARM Trust,
Series 2002-11 1A2 3.250%, 2/25/33 (l)	579	442
Series 2003-3 3A2 4.715%, 5/25/33 (l)	7,920	7,428
Series 2003-8 2A1 3.907%, 1/25/34 (l)	555	523
Series 2003-8 4A1 4.201%, 1/25/34 (l)	2,433	2,365
Series 2004-10 15A1 4.517%, 1/25/35 (l)	11,271	11,382
Series 2004-10 21A1 4.110%, 1/25/35 (l)	188,919	172,483
Series 2007-3 1A1 3.887%, 5/25/47 (l)	578,956	516,167
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11 5.500%, 11/25/35	54,526	28,120
Series 2005-3 1A2 5.730%, 4/25/35 (l)	41,164	37,847
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 6.980%, 5/25/35 (l)	698	678
Series 2005-11 A2A 5.410%, 10/25/35 (l)	30,865	28,656
Series 2005-12 2A1 5.950%, 8/25/35 (l)§	69,824	66,920
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 6.080%, 9/25/35 (l)	2,183	2,193
Series 2005-6 A2 6.780%, 9/25/35 (l)	5,759	5,712
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 5.449%, 3/25/32 (l)§	223	206
CSMC Trust,
Series 2019-RP10 A1 3.037%, 12/26/59 (l)§	666,045	663,011
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-AR2 7A1 2.907%, 10/25/35 (l)	1,861	1,896
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 5.250%, 10/25/36 (l)	419	323
FHLMC,
Series 2142 Z 6.500%, 4/15/29	958	953
Series 2411 FJ 5.543%, 12/15/29 (l)	277	275
Series 3222 FN 5.593%, 9/15/36 (l)	8,192	8,048

See Notes to Financial Statements.

1216

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 3241 FM 5.573%, 11/15/36 (l)	$4,094	$4,017
Series 3245 NF 5.673%, 11/15/36 (l)	144,277	141,136
Series 330 F4 4.280%, 10/15/37 STRIPS (l)	1,919,191	1,876,901
Series 343 F4 5.384%, 10/15/37 STRIPS (l)	548,046	538,724
Series 3807 FM 5.693%, 2/15/41 (l)	163,569	161,128
Series 3850 FC 5.613%, 4/15/41 (l)	132,590	130,147
Series 3898 TF 5.693%, 7/15/39 (l)	11,149	10,961
Series 3927 FH 5.643%, 9/15/41 (l)	141,436	137,819
Series 4283 JF 5.593%, 12/15/43 (l)	1,318,889	1,283,410
Series 4367 GF 4.248%, 3/15/37 (l)	1,348,194	1,308,851
Series 4615 AF 4.269%, 10/15/38 (l)	501,663	485,738
Series 4678 AF 4.256%, 12/15/42 (l)	2,000,751	1,938,149
Series 4774 BF 5.493%, 2/15/48 (l)	1,859,582	1,779,784
Series 4779 WF 4.401%, 7/15/44 (l)	2,128,704	2,050,456
Series 4875 F 5.643%, 4/15/49 (l)	1,185,571	1,143,731
Series 4906 WF 4.201%, 12/15/38 (l)	880,364	851,567
Series 4913 FC 4.266%, 6/15/44 (l)	1,595,158	1,534,196
Series 4948 E 2.500%, 10/25/48	443,863	392,904
Series 5115 EM 1.000%, 9/15/44	5,878,056	4,961,968
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	2,101	2,150
Series T-62 1A1 5.176%, 10/25/44 (l)	109,352	100,382
Series T-63 1A1 5.176%, 2/25/45 (l)	140,864	135,558
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 6.227%, 6/25/34 (l)	18,291	17,107
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 4.715%, 8/25/35 (l)	20,568	14,584
FNMA,
Series 2003-W8 3F2 5.500%, 5/25/42 (l)	7,789	7,713
Series 2005-38 F 5.450%, 5/25/35 (l)	12,134	11,931
Series 2006-118 A2 5.524%, 12/25/36 (l)	47,179	45,723
Series 2006-5 3A2 4.082%, 5/25/35 (l)	20,851	21,200
Series 2007-109 GF 5.830%, 12/25/37 (l)	348,030	344,478
Series 2007-84 FN 5.650%, 8/25/37 (l)	123,722	121,956
Series 2010-74 AF 5.690%, 7/25/37 (l)	111,093	109,883
Series 2014-42 FA 4.522%, 7/25/44 (l)	527,811	516,322
Series 2014-86 PA 2.000%, 12/25 /44	205,256	179,430
Series 2015-64 KF 4.433%, 9/25/45 (l)	2,099,147	2,053,573
Series 2016-11 AF 4.371%, 3/25/46 (l)	1,593,102	1,562,997
Series 2016-84 DF 4.468%, 11/25/46 (l)	471,605	461,237
Series 2016-97 CF 4.407%, 12/25/56 (l)	1,004,753	982,290
Series 2017-108 AF 5.450%, 1/25/48 (l)	887,504	859,664
Series 2019-41 FD 5.650%, 8/25/59 (l)	819,760	794,428
Series 2019-53 FA 4.322%, 9/25/49 (l)	1,853,601	1,803,558
Series 2019-60 WF 4.342%, 10/25/59 (l)	989,033	961,725
Series 2020-22 FA 5.550%, 4/25/50 (l)	3,597,816	3,470,839
GCAT Trust,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	1,358,034	1,092,310
GNMA,
Series 2012-H08 FC 5.664%, 4/20/62 (l)	649,857	646,660
Series 2012-H12 FA 5.644%, 4/20/62 (l)	706,127	702,458
Series 2012-H12 FB 6.144%, 2/20/62 (l)	769,231	770,559
Series 2013-H13 FT 5.170%, 5/20/63 (l)	464,592	462,748
Series 2015-H04 FA 4.296%, 12/20/64 (l)	938,223	924,290
Series 2015-H32 FA 4.614%, 12/20/65 (l)	2,067,308	2,040,921
Series 2016-H14 FA 5.894%, 6/20/66 (l)	1,721,950	1,712,898
Series 2016-H17 FK 5.711%, 7/20/66 (l)	417,461	415,364
Series 2016-H20 PT 5.099%, 9/20/66 (l)	1,999,428	2,033,240
Series 2017-H07 FG 5.554%, 2/20/67 (l)	3,799,033	3,774,719
Series 2018-H18 FC 5.444%, 8/20/65 (l)	1,583,250	1,573,756
Series 2019-54 KF 2.500%, 5/20/44 (l)	1,409,838	1,354,095
Series 2019-90 F 5.607%, 7/20/49 (l)	1,432,935	1,391,498
Series 2020-17 EU 2.500%, 10/20/49	235,504	207,827
Series 2020-63 PF 5.557%, 4/20/50 (l)	5,122,464	4,950,211
Series 2021-122 FA 3.000%, 7/20/51 (l)	11,954,511	10,106,426
Series 2021-H09 FG 6.184%, 6/20/71 (l)	1,301,431	1,328,697

See Notes to Financial Statements.

1217

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 5.690%, 11/25/45 (l)	$6,258	$5,492
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	4,834,729	4,295,532
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 5.000%, 2/25/52 (l)§	2,119,114	1,908,494
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.070%, 9/25/35 (l)	7,579	7,137
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 5.597%, 5/19/35 (l)	4,611	4,199
Series 2006-1 2A1A 5.626%, 3/19/36 (l)	38,718	34,987
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 3.916%, 12/25/34 (l)	20,434	19,312
JP Morgan Mortgage Trust,
Series 2021-12 A11 5.000%, 2/25/52 (l)§	822,959	753,562
Legacy Mortgage Asset Trust,
Series 2021-SL2 A 1.875%, 10/25/68 (e)§	771,411	708,246
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 4.560%, 11/21/34 (l)	8,156	7,677
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	147,633	141,069
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 5.893%, 11/15/31 (l)	4,521	4,289
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 5.650%, 11/25/35 (l)	11,723	10,975
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	942,426	842,210
Mill City Mortgage Loan Trust,
Series 2017-2 A1 2.750%, 7/25/59 (l)§	79,874	79,008
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 5.633%, 12/15/30 (l)	1,474	1,383
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	1,274,751	1,127,604
RALI Trust,
Series 2005-QO1 A1 5.450%, 8/25/35 (l)	7,607	5,752
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 5.490%, 6/25/35 (l)§	8,015	7,302
Sequoia Mortgage Trust,
Series 10 2A1 5.917%, 10/20/27 (l)	444	424
Series 2003-4 2A1 5.857%, 7/20/33 (l)	226,570	206,421
Series 2005-2 A2 5.680%, 3/20/35 (l)	166,887	153,172
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	385,233	352,826
Series 2021-2 A1 0.943%, 5/25/65 (l)§	3,159,877	2,783,379
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 5.282%, 2/25/34 (l)	8,767	8,209
Series 2004-19 2A1 5.376%, 1/25/35 (l)	7,849	6,608
Series 2005-17 3A1 4.222%, 8/25/35 (l)	21,550	18,592
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 5.806%, 10/19/34 (l)	9,168	8,539
Series 2005-AR5 A1 5.646%, 7/19/35 (l)	19,937	17,950
Series 2005-AR5 A2 5.646%, 7/19/35 (l)	18,938	18,081
Series 2006-AR4 2A1 5.530%, 6/25/36 (l)	4,127	4,009
Series 2006-AR5 1A1 5.570%, 5/25/36 (l)	275,063	183,898
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	983,075	926,051
Series 2019-HY2 A1 6.150%, 5/25/58 (l)§	562,789	561,258
Series 2019-HY3 A1A 6.150%, 10/25/59 (l)§	603,086	596,514
Series 2020-1 A1 2.710%, 1/25/60 (l)§	2,043,833	1,877,424
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	671,347	609,933
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 5.176%, 11/25/42 (l)	940	868
Series 2002-AR2 A 3.823%, 2/27/34 (l)	568	533
Series 2003-AR1 A5 4.016%, 3/25/33 (l)	80,171	75,632
Series 2004-AR1 A 4.280%, 3/25/34 (l)	134,170	131,600
Series 2005-AR13 A1A1 5.730%, 10/25/45 (l)	21,774	20,472
Series 2005-AR15 A1A1 5.670%, 11/25/45 (l)	8,380	7,727
Series 2006-AR15 2A 5.476%, 11/25/46 (l)	9,263	8,128
Series 2006-AR3 A1A 4.976%, 2/25/46 (l)	12,202	10,837
Series 2006-AR7 3A 5.024%, 7/25/46 (l)	52,191	43,685

Total Collateralized Mortgage Obligations		92,961,688

See Notes to Financial Statements.

1218

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (5.2%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 6.062%, 9/15/34 (l)§	$1,000,000	$970,043
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A 6.393%, 3/15/34 (l)§	1,300,000	1,265,622
BCP Trust,
Series 2021-330N A 5.992%, 6/15/38 (l)§	7,000,000	6,406,841
Beast Mortgage Trust,
Series 2021-1818 A 6.243%, 3/15/36 (l)§	2,500,000	2,203,940
BWAY Mortgage Trust,
Series 2021-1450 A 6.443%, 9/15/36 (l)§	2,500,000	2,373,690
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	2,658,470	2,533,319
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB 2.710%, 8/10/49	1,372,389	1,311,009
CSMC Trust,
Series 2017-CHOP A 5.943%, 7/15/32 (l)§	5,218,143	5,050,107
DBCG Mortgage Trust,
Series 2017-BBG A 5.893%, 6/15/34 (l)§	5,000,000	4,917,281
Extended Stay America Trust,
Series 2021-ESH A 6.274%, 7/15/38 (l)§	6,746,165	6,611,828
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 6.643%, 12/15/31 (l)§	317,452	279,582
LMREC LLC,
Series 2021-CRE4 A 6.200%, 4/22/37 (l)§	2,572,345	2,519,323
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	3,648,513	3,482,117
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A 6.100%, 7/25/36 (l)§	2,259,883	2,188,978
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	341,973	333,189
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF 5.718%, 8/15/47 (l)§	229,980	230,191

Total Commercial Mortgage-Backed Securities		42,677,060

Corporate Bonds (33.2%)
Communication Services (2.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 1.18%), 6.720%, 6/12/24 (k)	1,800,000	1,811,759
Verizon Communications, Inc.
(United States SOFR Compounded Index + 0.50%), 5.566%, 3/22/24 (k)	100,000	100,127
(ICE LIBOR USD 3 Month + 1.10%), 6.421%, 5/15/25 (k)	2,902,000	2,921,339

		4,833,225

Entertainment (0.4%)
Warnermedia Holdings, Inc. 3.428%, 3/15/24	1,900,000	1,865,681
3.788%, 3/15/25	900,000	867,533

		2,733,214

Media (1.2%)
Charter Communications Operating LLC
(ICE LIBOR USD 3 Month + 1.65%), 6.949%, 2/1/24 (k)	10,066,000	10,095,292

Total Communication Services		17,661,731

Consumer Discretionary (3.8%)
Automobiles (1.8%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.38%), 5.475%, 8/12/24 (k)§	3,000,000	3,000,306
Hyundai Capital America 1.250%, 9/18/23§	4,300,000	4,257,446
Nissan Motor Acceptance Co. LLC 1.050%, 3/8/24§	2,919,000	2,803,695
Volkswagen Group of America Finance LLC 0.875%, 11/22/23§	5,000,000	4,897,415

		14,958,862

Hotels, Restaurants & Leisure (1.8%)
Hyatt Hotels Corp. 1.300%, 10/1/23	2,300,000	2,272,116
Marriott International, Inc.
Series Z 4.150%, 12/1/23 (x)	12,100,000	12,017,933

		14,290,049

Household Durables (0.2%)
DR Horton, Inc. 5.750%, 8/15/23	1,750,000	1,750,124

Total Consumer Discretionary		30,999,035

Consumer Staples (2.2%)
Consumer Staples Distribution & Retail (0.3%)
7-Eleven, Inc. 0.800%, 2/10/24 (m)	573,000	555,308
0.800%, 2/10/24§	2,000,000	1,938,247

		2,493,555

Food Products (0.4%)
Conagra Brands, Inc. 0.500%, 8/11/23	3,000,000	2,983,554

Personal Care Products (0.1%)
Haleon US Capital LLC 3.024%, 3/24/24 (x)	1,200,000	1,173,554

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (1.4%)
BAT Capital Corp. 2.789%, 9/6/24	$12,000,000	$11,526,946

Total Consumer Staples		18,177,609

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Energy Transfer LP 4.500%, 11/1/23	6,500,000	6,467,929
4.500%, 4/15/24	1,000,000	987,458
Sabine Pass Liquefaction LLC 5.750%, 5/15/24	4,000,000	3,989,568

Total Energy		11,444,955

Financials (12.2%)
Banks (2.2%)
Bank of America Corp.
(CME Term SOFR 3 Month + 1.20%), 3.864%, 7/23/24 (k)	4,300,000	4,294,424
(SOFR + 0.73%), 0.810%, 10/24/24 (k)	4,000,000	3,933,874
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.89%), 6.163%, 7/23/24 (k)	1,500,000	1,500,420
(CME Term SOFR 3 Month + 1.26%), 4.023%, 12/5/24 (k)	5,000,000	4,957,000
Santander Holdings USA, Inc. 3.500%, 6/7/24	3,000,000	2,912,994

		17,598,712

Capital Markets (2.8%)
Ameriprise Financial, Inc. 4.000%, 10/15/23	1,500,000	1,489,041
BGC Partners, Inc. 5.375%, 7/24/23	600,000	599,574
Cantor Fitzgerald LP 4.875%, 5/1/24§	4,726,000	4,599,869
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 6.491%, 5/15/26 (k)	6,685,000	6,718,078
(SOFR + 0.79%), 5.865%, 12/9/26 (k)(x)	1,800,000	1,780,807
Morgan Stanley
(SOFR + 0.47%), 5.562%, 11/10/23 (k)	500,000	499,689
(SOFR + 0.46%), 5.552%, 1/25/24 (k)	7,500,000	7,475,490

		23,162,548

Consumer Finance (1.3%)
General Motors Financial Co., Inc.
(SOFR + 1.20%), 6.292%, 11/17/23 (k)	1,500,000	1,498,845
3.950%, 4/13/24	6,800,000	6,692,140
Toyota Motor Credit Corp.
(SOFR + 0.38%), 5.446%, 2/22/24 (k)(x)	2,612,000	2,610,683

		10,801,668

Insurance (5.9%)
Athene Global Funding 0.950%, 1/8/24§	825,000	800,287
(United States SOFR Compounded Index + 0.70%), 5.786%, 5/24/24 (k)§	7,300,000	7,224,068
Corebridge Global Funding 0.800%, 7/7/23§	2,200,000	2,199,387
GA Global Funding Trust 1.000%, 4/8/24§	10,000,000	9,537,045
(SOFR + 0.50%), 5.562%, 9/13/24 (k)(x)§	900,000	879,369
Jackson National Life Global Funding
(SOFR + 1.15%), 6.211%, 6/28/24 (k)§	3,100,000	3,101,925
Metropolitan Life Global Funding I
(SOFR + 0.32%), 5.427%, 1/7/24 (k)(m)	200,000	199,786
(SOFR + 0.32%), 5.427%, 1/7/24 (k)§	550,000	549,857
New York Life Global Funding
(SOFR + 0.48%), 5.555%, 6/9/26 (k)§	11,000,000	10,906,656
Pacific Life Global Funding II
(SOFR + 0.62%), 5.688%, 6/4/26 (k)§	13,000,000	12,729,009

		48,127,389

Total Financials		99,690,317

Health Care (1.3%)
Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
(United States SOFR Compounded Index + 0.26%), 5.341%, 12/1/23 (k)	805,000	803,474

Health Care Providers & Services (0.6%)
HCA, Inc. 5.000%, 3/15/24	4,500,000	4,464,784

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
(United States SOFR Compounded Index + 0.53%), 5.631%, 10/18/24 (k)(x)	2,000,000	2,000,042

Pharmaceuticals (0.4%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 6.562%, 12/15/23 (k)§	3,300,000	3,295,049

Total Health Care		10,563,349

Industrials (3.1%)
Aerospace & Defense (1.0%)
Boeing Co. (The) 1.433%, 2/4/24	8,500,000	8,273,186

Ground Transportation (0.3%)
Norfolk Southern Corp. 3.850%, 1/15/24	328,000	324,310
Penske Truck Leasing Co. LP 3.900%, 2/1/24§	2,000,000	1,971,005

		2,295,315

Machinery (1.8%)
CNH Industrial Capital LLC 4.200%, 1/15/24	6,000,000	5,939,584

See Notes to Financial Statements.

1220

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Daimler Truck Finance North America LLC 1.125%, 12/14/23§	$2,000,000	$1,958,734
(SOFR + 0.60%), 5.671%, 12/14/23 (k)§	3,500,000	3,494,118
Komatsu Finance America, Inc. 0.849%, 9/9/23 (m)	3,000,000	2,971,258

		14,363,694

Total Industrials		24,932,195

Information Technology (0.4%)
Electronic Equipment, Instruments & Components (0.4%)
TD SYNNEX Corp. 1.250%, 8/9/24	3,700,000	3,488,114

Total Information Technology		3,488,114

Materials (1.5%)
Containers & Packaging (1.3%)
Berry Global, Inc. 4.875%, 7/15/26§	10,981,000	10,528,034

Paper & Forest Products (0.2%)
Georgia-Pacific LLC 3.734%, 7/15/23§	2,000,000	1,997,274

Total Materials		12,525,308

Real Estate (0.6%)
Specialized REITs (0.6%)
American Tower Corp. (REIT) 0.600%, 1/15/24 (x)	5,000,000	4,846,724

Total Real Estate		4,846,724

Utilities (4.5%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.
Series A (ICE LIBOR USD 3 Month + 0.48%), 5.779%, 11/1/23 (k)	8,300,000	8,292,890
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 0.40%), 5.501%, 11/3/23 (k)	1,174,000	1,173,808
(United States SOFR Compounded Index + 1.02%), 6.076%, 3/21/24 (k)	5,100,000	5,100,026
Pacific Gas and Electric Co. 4.250%, 8/1/23	1,000,000	998,124
3.750%, 2/15/24	400,000	393,564
3.400%, 8/15/24	800,000	772,757
Southern Co. (The) Series 21-A 0.600%, 2/26/24	8,000,000	7,720,136

		24,451,305

Multi-Utilities (1.5%)
Dominion Energy, Inc. Series D (ICE LIBOR USD 3 Month + 0.53%), 6.082%, 9/15/23 (k)	4,500,000	4,500,527
DTE Energy Co. 4.220%, 11/1/24 (e)	$8,300,000	$8,118,552

		12,619,079

Total Utilities		37,070,384

Total Corporate Bonds		271,399,721

Mortgage-Backed Securities (0.1%)
FHLMC 4.350%, 1/1/34 (l)	1,756	1,777
4.051%, 11/1/35 (l)	4,312	4,355
6.049%, 7/1/36 (l)	133,053	135,324
3.759%, 9/1/36 (l)	49,335	49,669
3.928%, 10/1/36 (l)	63,674	64,336
FNMA 4.536%, 11/1/34 (l)	52,341	53,545
3.708%, 1/1/35 (l)	2,121	2,122
5.749%, 7/1/35 (l)	6,606	6,672
3.978%, 12/1/35 (l)	14,135	14,266
3.795%, 3/1/36 (l)	9,703	9,709
4.211%, 3/1/36 (l)	17,305	17,506
5.177%, 3/1/44 (l)	58,107	57,368
5.177%, 7/1/44 (l)	488	482
5.177%, 10/1/44 (l)	4,320	4,265

Total Mortgage-Backed Securities		421,396

U.S. Government Agency Securities (13.4%)
FHLB 5.280%, 5/6/24	8,000,000	7,974,874
5.350%, 5/17/24	8,000,000	7,984,723
0.625%, 11/27/24	6,000,000	5,622,837
5.650%, 5/28/25	8,100,000	8,088,917
1.000%, 3/23/26	17,550,000	15,830,841
1.020%, 2/24/27	30,000,000	26,428,530
FHLMC 5.680%, 4/3/25	8,000,000	7,988,544
5.730%, 4/3/25	8,100,000	8,093,350
5.375%, 4/24/25	6,000,000	5,970,635
5.520%, 5/28/25	8,000,000	7,981,008
5.800%, 7/3/25	8,000,000	7,992,792

Total U.S. Government Agency Securities		109,957,051

U.S. Treasury Obligation (0.3%)
U.S. Treasury Notes 3.500%, 9/15/25	2,200,000	2,140,450

Total U.S. Treasury Obligation		2,140,450

Total Long-Term Debt Securities (85.1%) (Cost $719,193,322)		695,787,798

SHORT-TERM INVESTMENTS:
Commercial Paper (12.9%)
AES Corp. (The) 5.90%, 7/3/23 (n)(p)	8,200,000	8,195,968
Amcor Flexibles North America, Inc. 5.33%, 7/11/23 (n)(p)§	8,200,000	8,186,663
AT&T, Inc. 5.80%, 11/21/23 (n)(p)§	3,600,000	3,518,410
Conagra Brands, Inc. 5.45%, 7/5/23 (n)(p)	2,100,000	2,098,411

See Notes to Financial Statements.

1221

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Consolidated Edison Co. of New York, Inc.
5.40%, 7/25/23 (n)(p)	$8,200,000	$8,169,358
Enbridge US, Inc. 5.43%, 7/12/23 (n)(p)§	4,100,000	4,092,586
5.51%, 7/20/23 (n)(p)§	4,100,000	4,087,488
Global Payments, Inc. 5.91%, 7/14/23 (n)(p)	4,600,000	4,589,445
5.87%, 7/21/23 (n)(p)	3,200,000	3,189,084
5.89%, 7/26/23 (n)(p)	400,000	398,305
5.90%, 7/28/23 (n)(p)	4,100,000	4,081,272
International Flavors & Fragrances, Inc.
5.21%, 7/3/23 (n)(p)	2,100,000	2,099,089
5.21%, 7/5/23 (n)(p)	3,000,000	2,997,831
5.42%, 7/26/23 (n)(p)	1,900,000	1,892,590
5.43%, 7/27/23 (n)(p)	1,900,000	1,892,290
5.44%, 7/28/23 (n)(p)	1,000,000	995,784
Mondelez International, Inc. 5.23%, 7/13/23 (n)(p)§	400,000	399,245
5.24%, 7/14/23 (n)(p)§	400,000	399,187
National Grid Holdings Ltd. 5.28%, 7/13/23 (n)(p)	8,100,000	8,084,585
Quanta Services, Inc. 5.66%, 7/17/23 (n)(p)§	2,100,000	2,094,398
5.68%, 7/18/23 (n)(p)§	2,125,000	2,118,985
Raytheon Technologies Corp. 5.32%, 7/12/23 (n)(p)	8,100,000	8,085,663
S&P Global, Inc. 5.27%, 7/6/23 (n)(p)§	8,100,000	8,092,887
Walgreens Boots Alliance, Inc. 5.74%, 7/5/23 (n)(p)§	8,100,000	8,093,546
5.75%, 7/7/23 (n)(p)	8,200,000	8,190,841

Total Commercial Paper		106,043,911

Repurchase Agreements (1.1%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $2,070,713, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $2,112,127. (xx)	2,069,845	2,069,845
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $7,002,958, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $7,143,863. (xx)	7,000,000	7,000,000

Total Repurchase Agreements		9,069,845

U.S. Treasury Obligations (3.7%)
U.S. Treasury Bills 4.71%, 8/3/23 (p)	4,200,000	4,181,416
4.79%, 8/10/23 (p)	11,000,000	10,940,305
4.85%, 8/15/23 (p)	15,000,000	14,907,647

Total U.S. Treasury Obligations		30,029,368

Total Short-Term Investments (17.7%) (Cost $145,151,393)		145,143,124

Total Investments in Securities (102.8%) (Cost $864,344,715)		840,930,922
Other Assets Less Liabilities (-2.8%)		(22,921,399)

Net Assets (100%)		$818,009,523

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $268,262,052 or 32.8% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $3,726,352 or 0.5% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $8,872,175. This was collateralized by cash of $9,069,845 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ARM	—	Adjustable Rate Mortgage
CME	—	Chicago Mercantile Exchange
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	—	United States Dollar

See Notes to Financial Statements.

1222

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(352)	9/2023	USD	(71,577,000)	1,082,036
U.S. Treasury 5 Year Note	(749)	9/2023	USD	(80,213,219)	1,240,489
U.S. Treasury 10 Year Note	(2)	9/2023	USD	(224,531)	4,153
U.S. Treasury 10 Year Ultra Note	(61)	9/2023	USD	(7,224,687)	78,038
U.S. Treasury Ultra Bond	(17)	9/2023	USD	(2,315,719)	(30,823)

					2,373,893

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$176,230,432	$—	$176,230,432
Collateralized Mortgage Obligations	—	92,961,688	—	92,961,688
Commercial Mortgage-Backed Securities	—	42,677,060	—	42,677,060
Corporate Bonds
Communication Services	—	17,661,731	—	17,661,731
Consumer Discretionary	—	30,999,035	—	30,999,035
Consumer Staples	—	18,177,609	—	18,177,609
Energy	—	11,444,955	—	11,444,955
Financials	—	99,690,317	—	99,690,317
Health Care	—	10,563,349	—	10,563,349
Industrials	—	24,932,195	—	24,932,195
Information Technology	—	3,488,114	—	3,488,114
Materials	—	12,525,308	—	12,525,308
Real Estate	—	4,846,724	—	4,846,724
Utilities	—	37,070,384	—	37,070,384
Futures	2,404,716	—	—	2,404,716
Mortgage-Backed Securities	—	421,396	—	421,396
Short-Term Investments
Commercial Paper	—	106,043,911	—	106,043,911
Repurchase Agreements	—	9,069,845	—	9,069,845
U.S. Treasury Obligations	—	30,029,368	—	30,029,368
U.S. Government Agency Securities	—	109,957,051	—	109,957,051
U.S. Treasury Obligation	—	2,140,450	—	2,140,450

Total Assets	$2,404,716	$840,930,922	$—	$843,335,638

Liabilities:
Futures	$(30,823)	$—	$—	$(30,823)

Total Liabilities	$(30,823)	$—	$—	$(30,823)

Total	$2,373,893	$840,930,922	$—	$843,304,815

See Notes to Financial Statements.

1223

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$2,404,716	*

Total		$2,404,716

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(30,823	)*

Total		$(30,823)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$670,889	$670,889

Total	$670,889	$670,889

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$2,134,056	$2,134,056

Total	$2,134,056	$2,134,056

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$192,456,000
Average notional value of contracts — short	$263,858,490

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 26 days during the six months ended June 30, 2023, was approximately $8,121,000 at a weighted average interest rate of 5.13%. There were no open sale-buyback transactions as of June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$218,510,611
Long-term U.S. government debt securities	—

$218,510,611

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$207,205,564
Long-term U.S. government debt securities	7,301,420

$214,506,984

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,729,270
Aggregate gross unrealized depreciation	(27,446,180)

Net unrealized depreciation	$(23,716,910)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$867,021,725

See Notes to Financial Statements.

1224

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $855,274,870)	$831,861,077
Repurchase Agreements (Cost $9,069,845)	9,069,845
Cash	4,883,939
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	2,275,000
Dividends, interest and other receivables	3,306,758
Due from broker for futures variation margin	381,460
Receivable for securities sold	45,330
Receivable for Portfolio shares sold	42,368
Receivable for forward settling transactions	11,402
Securities lending income receivable	3,200
Other assets	9,414

Total assets	851,889,794

LIABILITIES
Payable for securities purchased	23,272,471
Payable for return of collateral on securities loaned	9,069,845
Payable for Portfolio shares repurchased	683,772
Investment management fees payable	277,256
Administrative fees payable	62,861
Distribution fees payable – Class IB	29,961
Distribution fees payable – Class IA	8,670
Other liabilities	127,656
Accrued expenses	347,779

Total liabilities	33,880,271

NET ASSETS	$818,009,523

Net assets were comprised of:
Paid in capital	$838,979,479
Total distributable earnings (loss)	(20,969,956)

Net assets	$818,009,523

Class IA
Net asset value, offering and redemption price per share, $40,461,576 / 4,112,884 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.84

Class IB
Net asset value, offering and redemption price per share, $145,626,231 / 14,777,099 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class K
Net asset value, offering and redemption price per share, $631,921,716 / 64,142,525 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

(x)	Includes value of securities on loan of $8,872,175.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$17,073,583
Securities lending (net)	19,087

Total income	17,092,670

EXPENSES
Investment management fees	2,005,535
Administrative fees	378,129
Distribution fees – Class IB	176,925
Distribution fees – Class IA	54,769
Professional fees	48,155
Custodian fees	30,745
Interest expense	30,228
Printing and mailing expenses	26,831
Trustees’ fees	12,420
Miscellaneous	19,327

Gross expenses	2,783,064
Less: Waiver from investment manager	(346,519)

Net expenses	2,436,545

NET INVESTMENT INCOME (LOSS)	14,656,125

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,438,239)
Futures contracts	670,889

Net realized gain (loss)	(767,350)

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,367,613
Futures contracts	2,134,056
Foreign currency translations	1

Net change in unrealized appreciation (depreciation)	7,501,670

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,734,320

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,390,445

See Notes to Financial Statements.

1225

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,656,125	$12,329,015
Net realized gain (loss)	(767,350)	8,206,156
Net change in unrealized appreciation (depreciation)	7,501,670	(25,493,643)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,390,445	(4,958,472)

Distributions to shareholders:
Class IA	—	(648,253)
Class IB	—	(2,017,451)
Class K	—	(10,830,801)

Total distributions to shareholders	—	(13,496,505)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 500,050 and 1,366,915 shares, respectively ]	4,837,150	13,238,532
Capital shares issued in reinvestment of dividends [ 0 and 67,815 shares, respectively ]	—	648,253
Capital shares repurchased [ (955,265) and (1,411,310) shares, respectively]	(9,300,820)	(13,646,779)

Total Class IA transactions	(4,463,670)	240,006

Class IB
Capital shares sold [ 1,836,552 and 2,976,753 shares, respectively ]	17,840,280	28,877,236
Capital shares issued in reinvestment of dividends [ 0 and 210,681 shares, respectively ]	—	2,017,451
Capital shares repurchased [ (1,371,709) and (2,400,890) shares, respectively]	(13,345,720)	(23,288,717)

Total Class IB transactions	4,494,560	7,605,970

Class K
Capital shares sold [ 2,005,988 and 545,440 shares, respectively ]	19,604,769	5,290,796
Capital shares issued in reinvestment of dividends [ 0 and 1,132,943 shares, respectively ]	—	10,830,801
Capital shares repurchased [ (3,281,024) and (16,095,027) shares, respectively]	(31,879,694)	(155,906,095)

Total Class K transactions	(12,274,925)	(139,784,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,244,035)	(131,938,522)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,146,410	(150,393,499)
NET ASSETS:
Beginning of period	808,863,113	959,256,612

End of period	$818,009,523	$808,863,113

See Notes to Financial Statements.

1226

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021	2020	2019		2018
Net asset value, beginning of period	$9.59		$9.79		$9.88	$9.85	$9.82		$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.12		0.01	0.07	0.22		0.19
Net realized and unrealized gain (loss)	0.08		(0.18)		(0.06)	0.04	0.04		(0.10)

Total from investment operations	0.25		(0.06)		(0.05)	0.11	0.26		0.09

Less distributions:
Dividends from net investment income	—		(0.13)		(0.03)	(0.08)	(0.23)		(0.20)
Distributions from net realized gains	—		(0.01)		—	—	—		—
Return of capital	—		—		(0.01)	—	—		—

Total dividends and distributions	—		(0.14)		(0.04)	(0.08)	(0.23)		(0.20)

Net asset value, end of period	$9.84		$9.59		$9.79	$9.88	$9.85		$9.82

Total return (b)	2.61%		(0.57)%		(0.49)%	1.07%	2.63%		0.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,462		$43,813		$44,511	$52,162	$50,808		$43,413
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(g)	0.80	%(g)	0.80%	0.80%	1.05	%(g)	0.86	%(g)
Before waivers (a)(f)	0.88	%(g)	0.88	%(g)	0.86%	0.87%	1.12	%(g)	0.88	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.44%		1.25%		0.12%	0.73%	2.19%		1.87%
Before waivers (a)(f)	3.36%		1.18%		0.06%	0.66%	2.12%		1.85%
Portfolio turnover rate^	33	%(z)	24%		116%	157%	252%		77%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021	2020	2019		2018
Net asset value, beginning of period	$9.61		$9.81		$9.90	$9.86	$9.84		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.12		0.01	0.07	0.22		0.19
Net realized and unrealized gain (loss)	0.07		(0.18)		(0.06)	0.05	0.03		(0.09)

Total from investment operations	0.24		(0.06)		(0.05)	0.12	0.25		0.10

Less distributions:
Dividends from net investment income	—		(0.13)		(0.03)	(0.08)	(0.23)		(0.20)
Distributions from net realized gains	—		(0.01)		—	—	—		—
Return of capital	—		—		(0.01)	—	—		—

Total dividends and distributions	—		(0.14)		(0.04)	(0.08)	(0.23)		(0.20)

Net asset value, end of period	$9.85		$9.61		$9.81	$9.90	$9.86		$9.84

Total return (b)	2.50%		(0.57)%		(0.49)%	1.17%	2.52%		0.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$145,626		$137,509		$132,699	$128,793	$126,849		$129,330
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(g)	0.80	%(g)	0.80%	0.80%	1.05	%(g)	0.86	%(g)
Before waivers (a)(f)	0.880	%(g)	0.88	%(g)	0.86%	0.87%	1.12	%(g)	0.88	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.45%		1.27%		0.12%	0.73%	2.18%		1.87%
Before waivers (a)(f)	3.37%		1.20%		0.07%	0.66%	2.12%		1.85%
Portfolio turnover rate^	33	%(z)	24%		116%	157%	252%		77%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021	2020	2019		2018
Net asset value, beginning of period	$9.59		$9.80		$9.88	$9.85	$9.82		$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.14		0.04	0.10	0.24		0.21
Net realized and unrealized gain (loss)	0.08		(0.18)		(0.06)	0.03	0.04		(0.10)

Total from investment operations	0.26		(0.04)		(0.02)	0.13	0.28		0.11

Less distributions:
Dividends from net investment income	—		(0.16)		(0.05)	(0.10)	(0.25)		(0.22)
Distributions from net realized gains	—		(0.01)		—	—	—		—
Return of capital	—		—		(0.01)	—	—		—

Total dividends and distributions	—		(0.17)		(0.06)	(0.10)	(0.25)		(0.22)

Net asset value, end of period	$9.85		$9.59		$9.80	$9.88	$9.85		$9.82

Total return (b)	2.71%		(0.43)%		(0.16)%	1.32%	2.89%		1.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$631,922		$627,542		$782,046	$1,198,146	$1,174,686		$1,193,758
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55	%(g)	0.55	%(g)	0.55%	0.55%	0.80	%(g)	0.61	%(g)
Before waivers (a)(f)	0.63	%(g)	0.63	%(g)	0.61%	0.62%	0.87	%(g)	0.63	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.70%		1.45%		0.37%	0.98%	2.44%		2.11%
Before waivers (a)(f)	3.61%		1.38%		0.31%	0.91%	2.37%		2.09%
Portfolio turnover rate^	33	%(z)	24%		116%	157%	252%		77%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2023, includes Interest Expense of 0.01% for each class. Includes Interest Expense of 0.01%, 0.25% and 0.01% for the years ended December 31, 2018, 2019 and 2022, respectively.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1229

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	42.7%
U.S. Government Agency Securities	37.2
Mortgage-Backed Securities	9.9
Financials	3.8
Asset-Backed Securities	3.3
Collateralized Mortgage Obligations	2.4
Commercial Mortgage-Backed Securities	1.5
Real Estate	0.9
Utilities	0.9
Consumer Discretionary	0.8
Information Technology	0.6
Communication Services	0.6
Industrials	0.5
Energy	0.4
Foreign Government Securities	0.3
Health Care	0.3
Consumer Staples	0.2
Municipal Bonds	0.2
Repurchase Agreements	0.2
Materials	0.1
Cash and Other	(6.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,010.60	$4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.76	4.08
Class IB
Actual	1,000.00	1,012.00	4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.76	4.08
Class K
Actual	1,000.00	1,011.90	2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.00	2.83

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.81%, 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.3%)
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		$338,713	$279,487
ACM Auto Trust,
Series 2023-1A A 6.610%, 1/22/30§		178,449	177,897
ACREC Ltd.,
Series 2021-FL1 A 6.308%, 10/16/36 (l)§		778,665	763,914
Affirm Asset Securitization Trust,
Series 2021-B B 1.240%, 8/17/26§		125,000	118,307
Series 2021-Z1 A 1.070%, 8/15/25§		31,383	30,707
Series 2021-Z2 A 1.170%, 11/16/26§		34,997	33,789
Series 2022-X1 A 1.750%, 2/15/27§		56,192	54,901
AGL CLO 12 Ltd.,
Series 2021-12A A1 6.410%, 7/20/34 (l)§		398,434	391,398
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		546,904	514,089
Series 2017-1 AA 3.300%, 1/15/30§		461,760	408,790
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		586,100	508,019
Series 2021-1 A 2.875%, 7/11/34		778,551	646,392
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR 6.413%, 7/22/32 (l)§		700,000	690,904
Aqueduct European CLO DAC,
Series 2017-1A AR 3.840%, 7/20/30 (l)§	EUR	614,450	661,382
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 6.517%, 1/15/37 (l)§		$800,000	785,517
Ares XL CLO Ltd.,
Series 2016-40A A1RR 6.130%, 1/15/29 (l)§		514,673	512,156
Armada Euro CLO III DAC,
Series 3A A1R 3.897%, 7/15/31 (l)§	EUR	699,698	747,808
Atalaya Equipment Leasing Trust,
Series 2021-1A A2 1.230%, 5/15/26§		$75,449	73,838
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§		475,000	467,284
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§		185,000	181,844
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1 6.380%, 7/20/34 (l)§		502,006	494,466
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 4.087%, 1/15/33 (l)§	EUR	600,000	637,196
BPCRE Ltd.,
Series 2022-FL2 A 7.491%, 1/16/37 (l)§		$600,000	596,257
BRSP Ltd.,
Series 2021-FL1 A 6.355%, 8/19/38 (l)§		800,000	774,493
Cajun Global LLC,
Series 2021-1 A2 3.931%, 11/20/51§		64,515	55,334
Carlyle US CLO Ltd.,
Series 2017-1A A1R 6.250%, 4/20/31 (l)§		800,000	788,833
Carvana Auto Receivables Trust,
Series 2021-N3 C 1.020%, 6/12/28		57,478	54,429
Series 2021-N4 A1 0.830%, 9/11/28		43,238	42,172
Series 2021-P4 D 2.610%, 9/11/28		169,000	140,581
Catamaran CLO Ltd.,
Series 2014-1A A1AR 6.373%, 4/22/30 (l)§		882,071	870,988
CBAM Ltd.,
Series 2018-5A A 6.280%, 4/17/31 (l)§		900,000	889,303
Series 2018-8A A1 6.370%, 10/20/29 (l)§		630,260	625,760
CIFC Funding Ltd.,
Series 2017-1A AR 6.271%, 4/23/29 (l)§		639,760	636,443
Series 2017-5A A1 6.440%, 11/16/30 (l)§		659,864	655,662
CNH Equipment Trust,
Series 2022-C A2 5.420%, 7/15/26		308,000	307,026
College Ave Student Loans LLC,
Series 2021-C A2 2.320%, 7/26/55§		175,836	149,776
CPS Auto Receivables Trust,
Series 2022-A C 2.170%, 4/16/29§		231,000	218,137
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 4.156%, 9/15/31 (l)§	EUR	599,850	638,899
CVC Cordatus Loan Fund XI DAC,
Series 11A AR 3.827%, 10/15/31 (l)§		700,000	747,274
CVS Pass-Through Trust, 5.789%, 1/10/26§		$96,462	95,044
Dext ABS LLC,
Series 2023-1 A2 5.990%, 3/15/32§		308,000	303,654
Diamond Issuer,
Series 2021-1A A 2.305%, 11/20/51§		325,933	278,056
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I 2.662%, 4/25/51§		184,240	156,348

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Dryden 78 CLO Ltd.,
Series 2020-78A C 7.210%, 4/17/33 (l)§		$250,000	$237,723
Elevation CLO Ltd.,
Series 2020-11A C 7.460%, 4/15/33 (l)§		250,000	236,751
Elmwood CLO IX Ltd.,
Series 2021-2A A 6.380%, 7/20/34 (l)§		257,000	253,080
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§		59,093	57,013
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§		290,000	264,076
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	212,629
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		136,901	116,200
GLS Auto Receivables Issuer Trust,
Series 2022-1A A 1.980%, 8/15/25§		132,070	131,163
Series 2022-3A A2 4.590%, 5/15/26§		404,876	399,586
Go Mortgage LLC, 1.433%, 8/15/26 (l)		120,906	113,670
2.435%, 8/15/26 (l)		176,000	166,230
2.638%, 8/15/26 (l)		12,000	10,994
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 6.320%, 4/20/34 (l)§		262,213	257,472
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§		136,450	122,581
Series 2020-1A A2 3.981%, 12/20/50§		136,655	116,201
Harvest CLO XX DAC,
Series 20A AR 3.880%, 10/20/31 (l)§	EUR	700,000	744,610
Harvest CLO XXII DAC,
Series 22A AR 4.027%, 1/15/32 (l)§		700,000	744,219
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)		$300,000	284,442
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		752,767	685,876
LAD Auto Receivables Trust,
Series 2021-1A A 1.300%, 8/17/26§		72,085	70,276
Series 2022-1A A 5.210%, 6/15/27§		162,646	160,769
LCCM Trust,
Series 2021-FL3 A 6.711%, 11/15/38 (l)§		800,000	783,717
LCM 29 Ltd.,
Series 29A AR 6.330%, 4/15/31 (l)§		700,000	688,103
LCM XV LP,
Series 15A AR2 6.250%, 7/20/30 (l)§		667,901	661,940
Lendbuzz Securitization Trust,
Series 2023-1A A2 6.920%, 8/15/28§		427,000	421,683
Series 2023-2A A2 7.090%, 10/16/28§		164,000	162,924
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		800,000	686,832
Magnetite XVIII Ltd.,
Series 2016-18A AR2 6.201%, 11/15/28 (l)§		677,659	673,616
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§		800,000	701,129
MKS CLO Ltd.,
Series 2017-1A AR 6.250%, 7/20/30 (l)§		708,480	698,106
MVW LLC,
Series 2021-2A B 1.830%, 5/20/39§		114,074	99,349
Neighborly Issuer,
Series 2022-1A A2 3.695%, 1/30/52§		234,038	190,847
Series 2023-1A A2 7.308%, 1/30/53§		249,375	242,192
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§		133,547	110,911
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§		100,000	82,384
Series 2021-CA B 2.530%, 4/20/62§		147,147	118,297
Series 2021-DA B 2.900%, 4/20/62§		132,000	107,148
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A 6.360%, 7/16/35 (l)§		469,642	461,941
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A 6.390%, 7/17/35 (l)§		287,510	283,010
OCP CLO Ltd.,
Series 2020-18A AR 6.340%, 7/20/32 (l)§		344,000	339,956
Palmer Square CLO Ltd.,
Series 2021-3A D 8.210%, 1/15/35 (l)§		330,000	307,064
Prestige Auto Receivables Trust,
Series 2022-1A A2 5.900%, 7/15/25§		118,497	118,410
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§		204,576	200,082
Santander Bank Auto Credit-Linked Notes,
Series 2022-A B 5.281%, 5/15/32§		164,155	161,686
Santander Consumer Auto Receivables Trust,
Series 2021-BA B 1.450%, 10/16/28§		86,456	85,400

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	$100,205	$96,169
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR 6.460%, 7/20/32 (l)§	800,000	784,690
Sound Point CLO XII Ltd.,
Series 2016-2A AR2 6.300%, 10/20/28 (l)§	165,822	165,451
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 6.235%, 7/25/30 (l)§	629,883	621,914
Stratus CLO Ltd.,
Series 2021-2A A 6.150%, 12/28/29 (l)§	658,114	652,219
Series 2021-3A A 6.200%, 12/29/29 (l)§	640,180	634,754
STWD Ltd.,
Series 2022-FL3 A 6.417%, 11/15/38 (l)§	800,000	782,227
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	741,079	593,942
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	646,815	635,496
Series 2023-1 A 5.800%, 1/15/36	300,000	305,250
United Auto Credit Securitization Trust,
Series 2022-2 A 4.390%, 4/10/25§	76,403	76,277
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	934	931
Series 2004-20C 1 4.340%, 3/1/24	18,677	18,476
Series 2005-20B 1 4.625%, 2/1/25	4,670	4,584
Series 2008-20G 1 5.870%, 7/1/28	65,862	65,174
Upstart Securitization Trust,
Series 2021-3 A 0.830%, 7/20/31§	33,954	33,615
Venture 32 CLO Ltd.,
Series 2018-32A A1 6.362%, 7/18/31 (l)§	700,000	691,076
Venture XVII CLO Ltd.,
Series 2014-17A ARR 6.140%, 4/15/27 (l)§	388,310	385,872
Voya CLO Ltd.,
Series 2019-1A DR 8.110%, 4/15/31 (l)§	100,000	89,949
Wellfleet CLO Ltd.,
Series 2017-1A A1RR 6.140%, 4/20/29 (l)§	367,434	365,534
Westlake Automobile Receivables Trust,
Series 2023-2A A2A 5.870%, 7/15/26§	290,000	289,322
World Omni Select Auto Trust,
Series 2023-A A2A 5.920%, 3/15/27	250,000	249,641

Total Asset-Backed Securities		39,519,405

Collateralized Mortgage Obligations (2.4%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 4.395%, 9/25/35 (l)	33,715	28,796
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	303,646	262,915
Series 2005-J12 2A1 5.690%, 8/25/35 (l)	399,747	211,499
Series 2006-OA22 A1 5.470%, 2/25/47 (l)	74,144	67,125
Series 2006-OA6 1A2 5.570%, 7/25/46 (l)	29,172	25,732
Series 2007-14T2 A1 6.000%, 7/25/37	371,504	189,299
Series 2007-OH1 A1D 5.360%, 4/25/47 (l)	48,794	39,412
AREIT Trust,
Series 2022-CRE6 A 6.317%, 1/20/37 (l)§	502,515	489,582
Banc of America Funding Trust,
Series 2004-A 1A3 4.496%, 9/20/34 (l)	9,427	8,788
Series 2006-H 4A2 3.811%, 9/20/46 (l)	84,732	73,684
Series 2006-J 4A1 4.416%, 1/20/47 (l)	4,953	4,572
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.202%, 9/25/35 (l)	100,903	62,181
Series 2006-4 21A1 4.164%, 8/25/36 (l)	40,321	26,411
Bear Stearns ARM Trust,
Series 2003-9 2A1 4.439%, 2/25/34 (l)	17,279	15,868
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 5.310%, 12/25/46 (l)	309,724	252,786
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 4.098%, 1/26/36 (l)	33,354	26,386
Bellemeade Re Ltd.,
Series 2021-1A M1B 7.267%, 3/25/31 (l)§	402,735	403,398
Series 2021-2A M1A 6.267%, 6/25/31 (l)§	103,602	103,053
Series 2021-3A A2 6.067%, 9/25/31 (l)§	301,251	294,464
Series 2022-1 M1B 7.217%, 1/26/32 (l)§	164,385	162,759
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 7.250%, 4/25/47 (l)§	38,016	36,283
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1 3.514%, 4/25/35 (l)	49,683	39,211
Series 2005-2 1A1 5.790%, 3/25/35 (l)	25,942	21,317
CIM Trust,
Series 2023-I2 A1 6.639%, 12/25/67 (e)(l)§	500,000	498,365

See Notes to Financial Statements.

1233

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 4.418%, 8/25/35 (l)		$4,409	$4,288
Series 2009-7 5A2 5.500%, 12/25/35§		272,092	149,870
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2 6.617%, 10/25/41 (l)§		491,030	481,229
Series 2021-R03 1M2 6.717%, 12/25/41 (l)§		122,411	118,443
Series 2022-R01 1M2 6.967%, 12/25/41 (l)§		388,764	378,804
Series 2022-R02 2M1 6.267%, 1/25/42 (l)§		195,991	194,973
Series 2023-R01 1M1 7.467%, 12/25/42 (l)§		231,956	233,330
Series 2023-R02 1M1 7.367%, 1/25/43 (l)§		139,392	139,914
Series 2023-R04 1M1 7.367%, 5/25/43 (l)§		282,643	283,976
Series 2023-R05 1M1 6.967%, 6/25/43 (l)§		275,869	276,128
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		401,132	209,176
Eagle RE Ltd.,
Series 2021-2 M1B 7.117%, 4/25/34 (l)§		157,512	158,190
EMF-NL Prime BV,
Series 2008-APRX A2 3.977%, 4/17/41 (l)(m)	EUR	92,843	96,777
Eurohome UK Mortgages plc,
Series 2007-1 A 5.137%, 6/15/44 (l)(m)	GBP	275,904	340,838
Eurosail-UK plc,
Series 2007-4X A3 6.008%, 6/13/45 (l)(m)		537,999	674,719
FHLMC,
Series 4790 F 5.383%, 10/15/43 (l)		$247,985	242,548
Series 4989 FA 4.189%, 8/15/40 (l)		235,005	226,710
Series 4989 FB 4.299%, 10/15/40 (l)		182,850	175,469
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2 7.867%, 10/25/50 (l)§		85,355	86,800
Series 2021-DNA5 M2 6.717%, 1/25/34 (l)§		92,077	91,928
Series 2021-DNA7 M2 6.867%, 11/25/41 (l)§		405,614	390,811
Series 2021-HQA4 M1 6.017%, 12/25/41 (l)§		283,681	275,196
Series 2022-DNA1 M1B 6.917%, 1/25/42 (l)§		205,377	198,763
Series 2022-DNA2 M1B 7.467%, 2/25/42 (l)§		291,972	288,506
Series 2022-DNA3 M1A 7.067%, 4/25/42 (l)§		199,186	199,746
Series 2022-DNA4 M1B 8.417%, 5/25/42 (l)§		227,990	230,555
Series 2022-DNA5 M1B 9.567%, 6/25/42 (l)§		406,679	427,013
Series 2022-DNA6 M1A 7.217%, 9/25/42 (l)§		136,406	137,230
Series 2022-DNA7 M1A 7.567%, 3/25/52 (l)§		310,323	312,942
Series 2022-HQA1 M1B 8.567%, 3/25/42 (l)§		68,136	69,411
Series 2023-DNA1 M1A 7.167%, 3/25/43 (l)§		169,251	169,576
Series 2023-HQA1 M1A 7.067%, 5/25/43 (l)§		214,281	214,636
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2023-DNA2 M1A 7.167%, 4/25/43 (l)§		212,494	213,083
Series 2023-HQA2 M1A 7.067%, 6/25/43 (l)§		217,813	218,494
FNMA,
Series 2012-123 LF 5.530%, 11/25/42 (l)		104,967	102,840
Series 2014-C04 2M2 10.150%, 11/25/24 (l)		3,613	3,638
Series 2021-R02 2M1 5.967%, 11/25/41 (l)§		204,528	203,001
GNMA,
Series 2015-H20 FB 4.517%, 8/20/65 (l)		339,591	336,211
Series 2016-H11 F 5.894%, 5/20/66 (l)		370,820	367,606
Series 2016-H15 FA 5.465%, 7/20/66 (l)		497,824	495,439
Series 2017-H10 FB 6.464%, 4/20/67 (l)		894,480	889,284
Series 2022-H02 FN 5.566%, 1/20/72 (l)		273,968	266,777
Series 2022-H26 DF 6.086%, 12/20/72 (l)		303,090	303,447
Series 2023-H01 FA 5.866%, 1/20/73 (l)		405,238	400,641
Series 2023-H02 FA 5.966%, 1/20/73 (l)		307,329	305,483
Series 2023-H02 FB 5.966%, 1/20/73 (l)		702,849	699,248
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		347,563	146,282
Series 2005-AR6 2A1 4.070%, 9/25/35 (l)		34,818	32,789
Series 2006-AR2 2A1 3.542%, 4/25/36 (l)		68,905	46,729
Series 2007-AR1 2A1 3.575%, 3/25/47 (l)		168,497	109,065
HarborView Mortgage Loan Trust,
Series 2006-13 A 5.337%, 11/19/46 (l)		43,167	31,590
Impac CMB Trust,
Series 2003-8 2A1 6.050%, 10/25/33 (l)		300	296
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 5.420%, 7/25/35 (l)		162,870	104,447

See Notes to Financial Statements.

1234

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.482%, 8/25/35 (l)		$289,245	$220,763
Series 2006-AR39 A1 5.510%, 2/25/37 (l)		413,781	366,345
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 4.018%, 8/25/34 (l)		18,899	18,176
Series 2007-A1 3A3 4.186%, 7/25/35 (l)		29,768	27,853
Series 2007-S3 1A90 7.000%, 8/25/37		48,027	25,754
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 5.882%, 10/25/59 (e)§		507,700	498,306
Lehman XS Trust,
Series 2006-4N A1C1 5.610%, 4/25/46 (l)		14,342	18,470
Ludgate Funding plc,
Series 2007-1 A2A 4.590%, 1/1/61 (l)(m)	GBP	488,578	588,868
Series 2008-W1X A1 5.030%, 1/1/61 (l)(m)		75,841	91,506
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 7.119%, 12/25/32 (l)		$9,732	9,106
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 5.610%, 4/25/36 (l)		160,086	147,815
PMT Credit Risk Transfer Trust,
Series 2019-2R A 8.928%, 7/25/23 (l)§		37,939	37,314
Series 2019-3R A 8.878%, 11/27/31 (l)§		15,816	15,395
RALI Trust,
Series 2005-QO2 A1 5.336%, 9/25/45 (l)		229,111	204,737
Series 2006-QA6 A1 5.530%, 7/25/36 (l)		390,394	334,177
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.636%, 10/25/39 (l)§		599,148	598,419
Series 2022-FL8 A 6.717%, 1/25/37 (l)§		668,237	656,654
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 5.490%, 1/25/36 (l)§		154,230	140,887
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		13,411	5,397
Series 2006-A12 A1 6.250%, 11/25/36		165,582	65,249
Ripon 1RA, 1.595%, 8/28/56§	GBP	1,100,000	1,361,759
Ripon Mortgages plc,
Series 1RA A 5.647%, 8/28/56 (l)§		1,682,848	2,125,045
Sequoia Mortgage Trust,
Series 10 2A1 5.917%, 10/20/27 (l)		$1,360	1,298
Series 2003-4 2A1 5.857%, 7/20/33 (l)		8,288	7,551
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 5.646%, 7/19/35 (l)		42,871	38,597
Series 2006-AR3 11A1 5.570%, 4/25/36 (l)		188,863	166,335
Series 2006-AR6 1A3 5.530%, 7/25/46 (l)		669,706	505,568
Towd Point Mortgage Funding,
Series 2019-A13A A1 6.320%, 7/20/45 (l)§	GBP	822,724	1,043,704
Towd Point Mortgage Funding plc,
Series 2020-A14X A 6.301%, 5/20/45 (l)(m)		1,209,040	1,527,830
Towd Point Mortgage Trust,
Series 2022-1 A1 3.750%, 7/25/62 (l)§		$443,795	408,873
Triangle Re Ltd.,
Series 2021-3 M1A 6.967%, 2/25/34 (l)§		92,655	92,842
UWM Mortgage Trust,
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		711,735	655,167
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§		467,013	460,949
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 3.342%, 11/25/36 (l)		268,251	229,625
Series 2006-AR9 1A 4.976%, 8/25/46 (l)		71,541	66,711

Total Collateralized Mortgage Obligations			28,861,816

Commercial Mortgage-Backed Securities (1.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§		135,000	108,677
Series 2017-SCH AF 6.194%, 11/15/33 (l)§		565,000	499,774
BANK,
Series 2022-BNK40 A4 3.507%, 3/15/64 (l)		700,000	606,223
BBCMS Mortgage Trust,
Series 2020-BID A 7.333%, 10/15/37 (l)§		325,000	315,306
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	723,849
Series 2022-B33 A5 3.458%, 3/15/55		800,000	691,589
BFLD Trust,
Series 2020-EYP A 6.343%, 10/15/35 (l)§		800,000	664,610
Series 2021-FPM A 6.794%, 6/15/38 (l)§		494,000	469,443
BX Commercial Mortgage Trust,
Series 2019-IMC E 7.343%, 4/15/34 (l)§		133,619	131,740
Series 2021-XL2 A 5.882%, 10/15/38 (l)§		463,358	449,756

See Notes to Financial Statements.

1235

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
BX Trust,
Series 2021-ARIA A 6.092%, 10/15/36 (l)§	$600,000	$580,515
CLNC Ltd.,
Series 2019-FL1 A 6.455%, 8/20/35 (l)§	19,944	19,598
Commercial Mortgage Trust,
Series 2012-CR5 E 4.484%, 12/10/45 (l)§	250,000	192,487
Series 2015-CR26 ASB 3.373%, 10/10/48	1,302,264	1,263,114
Series 2016-COR1 ASB 2.972%, 10/10/49	992,501	948,241
Series 2021-2400 A 6.494%, 12/15/38 (l)§	800,000	743,014
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	776,560
EQUS Mortgage Trust,
Series 2021-EQAZ A 5.948%, 10/15/38 (l)§	599,988	582,753
Extended Stay America Trust,
Series 2021-ESH A 6.274%, 7/15/38 (l)§	770,990	755,637
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50	309,075	301,655
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9 E 3.910%, 12/15/47 (l)§	455,400	380,199
Series 2021-HTL5 A 6.309%, 11/15/38 (l)§	800,000	780,515
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 0.946%, 9/15/47 IO (l)	5,917,762	31,842
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	55,343	55,244
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.111%, 7/15/36 (l)§	248,171	244,083
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47	342,856	332,814
Morgan Stanley Capital I Trust,
Series 2021-230P A 6.362%, 12/15/38 (l)§	800,000	751,210
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 6.726%, 7/15/36 (l)§	170,000	158,652
New Orleans Hotel Trust,
Series 2019-HNLA A 6.182%, 4/15/32 (l)§	500,000	478,929
NYO Commercial Mortgage Trust,
Series 2021-1290 A 6.356%, 11/15/38 (l)§	800,000	728,356
PFP Ltd.,
Series 2021-8 A 6.158%, 8/9/37 (l)§	460,453	447,503
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.350%, 11/25/36 (l)§	719,625	701,913
Series 2023-FL11 A 7.463%, 10/25/39 (l)§	600,000	600,001
SFO Commercial Mortgage Trust,
Series 2021-555 A 6.343%, 5/15/38 (l)§	800,000	696,051
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.534%, 11/15/49 (l)	275,000	235,088

Total Commercial Mortgage-Backed Securities		17,446,941

Corporate Bonds (9.1%)
Communication Services (0.6%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc. 4.350%, 3/1/29	800,000	766,282
4.500%, 5/15/35	700,000	640,497
CCO Holdings LLC 5.500%, 5/1/26§	85,000	82,875
4.750%, 2/1/32§	277,000	224,655
Level 3 Financing, Inc. 3.875%, 11/15/29§	500,000	398,150
Verizon Communications, Inc. 2.550%, 3/21/31	900,000	748,150

		2,860,609

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31	800,000	644,347
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	200,825
Warnermedia Holdings, Inc.
4.279%, 3/15/32	314,000	276,942

		1,122,114

Interactive Media & Services (0.0%)†
Meta Platforms, Inc.
4.950%, 5/15/33 (x)	127,000	126,526
Tencent Holdings Ltd.
3.240%, 6/3/50§	226,000	148,051

		274,577

Media (0.2%)
Charter Communications Operating LLC
2.250%, 1/15/29	800,000	662,848
Cox Communications, Inc.
5.700%, 6/15/33§	88,000	88,780
CSC Holdings LLC
5.375%, 2/1/28§	500,000	401,875
Discovery Communications LLC
5.200%, 9/20/47	81,000	65,856
5.300%, 5/15/49	38,000	31,332
Fox Corp.
4.709%, 1/25/29	113,000	109,724
5.576%, 1/25/49	190,000	175,297
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	84,000	80,675
5.375%, 6/15/33	113,000	111,880

See Notes to Financial Statements.

1236

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Time Warner Cable LLC 4.500%, 9/15/42		$290,000	$215,699

			1,943,966

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc. 3.875%, 4/15/30		131,000	120,439
5.050%, 7/15/33		90,000	88,330
3.400%, 10/15/52		800,000	570,152

			778,921

Total Communication Services			6,980,187

Consumer Discretionary (0.8%)
Automobiles (0.3%)
General Motors Co. 6.125%, 10/1/25		51,000	51,283
Hyundai Capital America 5.650%, 6/26/26 (x)§		500,000	496,339
1.650%, 9/17/26§		800,000	704,011
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§		163,000	161,209
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	657,066
Nissan Motor Co. Ltd. 3.522%, 9/17/25§		600,000	557,517
3.201%, 9/17/28 (m)	EUR	600,000	586,322
4.810%, 9/17/30§		$800,000	698,086

			3,911,833

Broadline Retail (0.1%)
Alibaba Group Holding Ltd. 2.125%, 2/9/31		387,000	314,619
Amazon.com, Inc. 4.550%, 12/1/27 (x)		309,000	306,771
Prosus NV 3.257%, 1/19/27§		237,000	214,117
4.027%, 8/3/50§		215,000	133,569

			969,076

Distributors (0.0%)†
LKQ Corp. 5.750%, 6/15/28§		162,000	160,889
6.250%, 6/15/33§		94,000	94,382

			255,271

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc. 4.500%, 11/15/31	EUR	303,000	339,979
Choice Hotels International, Inc.
3.700%, 12/1/29		$900,000	773,930
Expedia Group, Inc. 6.250%, 5/1/25§		700,000	701,499
Las Vegas Sands Corp. 3.200%, 8/8/24		800,000	776,230
3.500%, 8/18/26		600,000	557,496
3.900%, 8/8/29		381,000	336,744
Marriott International, Inc. 4.900%, 4/15/29		253,000	245,608

			3,731,486

Household Durables (0.0%)†
M.D.C. Holdings, Inc. 6.000%, 1/15/43		162,000	145,478

Specialty Retail (0.1%)
Advance Auto Parts, Inc. 3.900%, 4/15/30		367,000	312,311
Lowe’s Cos., Inc. 5.800%, 9/15/62		195,000	191,955
Ross Stores, Inc. 4.700%, 4/15/27		355,000	345,768

			850,034

Total Consumer Discretionary			9,863,178

Consumer Staples (0.2%)
Beverages (0.1%)
Bacardi Ltd. 4.450%, 5/15/25§		800,000	777,210

Food Products (0.0%)†
Cargill, Inc. 5.125%, 10/11/32§		144,000	144,698

Household Products (0.0%)†
Spectrum Brands, Inc. 5.750%, 7/15/25		14,000	13,929

Tobacco (0.1%)
Altria Group, Inc. 3.400%, 5/6/30		310,000	273,028
BAT Capital Corp. 2.259%, 3/25/28		469,000	400,899
4.906%, 4/2/30		156,000	147,239
7.750%, 10/19/32		33,000	36,265
Imperial Brands Finance plc 6.125%, 7/27/27§		300,000	300,171
Philip Morris International, Inc. 5.000%, 11/17/25 (x)		183,000	181,882
4.875%, 2/13/26		89,000	88,361
5.625%, 11/17/29		34,000	34,525
5.375%, 2/15/33		309,000	308,246

			1,770,616

Total Consumer Staples			2,706,453

Energy (0.4%)
Energy Equipment & Services (0.0%)†
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 (h)(m)		257,714	124,991
7.350%, 12/1/26 (h)§		643	312
Odebrecht Offshore Drilling Finance Ltd.
7.720%, 12/1/26 (h)(m)		804,057	157,008
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 7/31/23 (y)§		207,137	518

			282,829

Oil, Gas & Consumable Fuels (0.4%)
BP Capital Markets America, Inc. 4.893%, 9/11/33		177,000	174,751
2.939%, 6/4/51		240,000	162,635

See Notes to Financial Statements.

1237

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Continental Resources, Inc. 5.750%, 1/15/31§		$868,000	$823,427
2.875%, 4/1/32§		229,000	175,758
Devon Energy Corp. 5.600%, 7/15/41		210,000	195,078
Enbridge, Inc. 5.700%, 3/8/33		400,000	404,598
Energy Transfer LP 4.750%, 1/15/26		325,000	317,409
EQT Corp. 5.700%, 4/1/28		81,000	79,977
Marathon Petroleum Corp. 5.125%, 12/15/26		229,000	225,901
Oleoducto Central SA 4.000%, 7/14/27§		232,000	203,153
ONEOK Partners LP 6.125%, 2/1/41		18,000	17,256
ONEOK, Inc. 4.350%, 3/15/29		208,000	193,592
6.350%, 1/15/31		44,000	45,220
6.100%, 11/15/32		25,000	25,275
Ovintiv, Inc. 5.650%, 5/15/28		59,000	57,927
6.250%, 7/15/33		89,000	87,709
Petroleos Mexicanos 10.000%, 2/7/33§		200,000	182,250
Pioneer Natural Resources Co. 5.100%, 3/29/26		200,000	198,622
Plains All American Pipeline LP 3.550%, 12/15/29		163,000	142,395
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24 (m)		92,906	93,725
9.250%, 7/6/24§		92,906	93,725
Suncor Energy, Inc. 6.800%, 5/15/38		239,000	251,889
Var Energi ASA 7.500%, 1/15/28§		356,000	365,858
8.000%, 11/15/32§		237,000	250,844

			4,768,974

Total Energy			5,051,803

Financials (3.8%)
Banks (2.1%)
AIB Group plc
(ICE LIBOR USD 3 Month + 1.87%), 4.263%, 4/10/25 (k)§		321,000	313,486
(SOFR + 3.46%), 7.583%, 10/14/26 (k)§		282,000	286,331
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30 (k)§		268,000	245,236
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(k)(m)	EUR	1,700,000	445,210
Banco Santander SA 3.800%, 2/23/28		$200,000	183,512
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)		200,000	187,496
Bank of America Corp.
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		282,000	270,501
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		258,000	256,465
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		900,000	973,557
(SOFR + 2.98%), 6.224%, 5/9/34 (k)		314,000	312,291
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		800,000	678,439
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 9.341%, 10/30/23 (k)(y)		44,000	44,154
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		500,000	459,813
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29 (k)(x)		227,000	213,397
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25 (k)(y)		139,000	118,671
Citizens Financial Group, Inc. 4.300%, 12/3/25		202,000	187,172
Commonwealth Bank of Australia 5.316%, 3/13/26		400,000	400,656
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29 (k)§		314,000	309,628
Danske Bank A/S 5.375%, 1/12/24§		800,000	795,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	335,471
Discover Bank
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 4.682%, 8/9/28 (k)		250,000	222,500
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	255,542

See Notes to Financial Statements.

1238

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.19%), 6.361%, 10/27/28 (k)		$400,000	$397,122
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		694,000	730,954
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		201,000	161,680
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		900,000	917,943
Intesa Sanpaolo SpA 7.000%, 11/21/25§		367,000	369,225
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)		700,000	696,401
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		400,000	355,103
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29 (k)§		372,000	369,719
Lloyds Banking Group plc 4.000%, 3/7/25	AUD	1,300,000	833,250
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.579%, 3/7/25 (k)		1,100,000	730,246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33 (k)		$300,000	323,828
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)		200,000	197,577
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31 (k)		316,000	313,555
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24 (k)		700,000	699,468
(CME Term SOFR 3 Month + 1.26%), 3.922%, 9/11/24 (k)		900,000	895,817
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.414%, 9/13/28 (k)		257,000	253,937
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)		314,000	312,851
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25 (k)		311,000	305,406
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)		359,000	366,946
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.068%, 1/24/34 (k)		$70,000	66,743
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		676,000	583,226
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		512,000	506,066
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)		366,000	366,183
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		400,000	400,689
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	298,732
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28 (k)§		394,000	347,054
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	505,432
Standard Chartered plc
(SOFR + 0.93%), 6.007%, 11/23/25 (k)§		700,000	694,239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§		290,000	276,863
(ICE LIBOR USD 3 Month + 1.51%), 6.783%, 1/30/27 (k)(y)§		200,000	184,000
6.301%, 1/9/29§		500,000	502,105
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	957,885
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§		500,000	504,693
Swedbank AB
Series NC5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24 (k) (m)(y)		200,000	187,500
Truist Financial Corp. 1.950%, 6/5/30		42,000	33,390
(SOFR + 1.85%), 5.122%, 1/26/34 (k)		201,000	189,521
UniCredit SpA 7.830%, 12/4/23§		1,600,000	1,605,270

See Notes to Financial Statements.

1239

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§		$350,000	$315,466
3.127%, 6/3/32 (x)§		200,000	158,648
US Bancorp
Series J
(CME Term SOFR 3 Month + 3.18%), 5.300%, 4/15/27 (k)(y)		171,000	138,937
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)		90,000	83,784
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		114,000	99,938

			25,732,227

Capital Markets (0.8%)
Carlyle Finance Subsidiary LLC 3.500%, 9/19/29§		800,000	699,517
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25 (k)(y)		64,000	61,100
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		326,000	264,060
Credit Suisse AG 4.750%, 8/9/24		600,000	586,500
7.950%, 1/9/25		600,000	610,500
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)		2,020,000	1,926,416
(SOFR + 3.19%), 6.119%, 7/14/26 (k)		239,000	236,339
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.75%), 7.023%, 10/28/27 (k)		700,000	711,667
Series P
(ICE LIBOR USD 3 Month + 2.87%), 8.211%, 8/7/23 (k) (y)		22,000	21,760
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27 (k)	EUR	229,000	217,745
(SOFR + 1.61%), 4.210%, 4/20/28 (k)		$177,000	169,835
(SOFR + 2.24%), 6.296%, 10/18/28 (k)		139,000	142,932
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)		243,000	226,835
Nasdaq, Inc. 5.350%, 6/28/28		300,000	299,179
Nomura Holdings, Inc. 5.709%, 1/9/26		868,000	857,099
5.842%, 1/18/28		200,000	199,140
6.181%, 1/18/33 (x)		200,000	205,071
S&P Global, Inc. 4.750%, 8/1/28		16,000	15,887
4.250%, 5/1/29		71,000	68,931
Stifel Financial Corp. 4.000%, 5/15/30		900,000	772,165
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25 (k) (m) (y)		200,000	191,383
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§		399,000	396,498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		700,000	693,560
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		254,000	225,527

			9,799,646

Consumer Finance (0.5%)
AerCap Ireland Capital DAC 1.650%, 10/29/24		200,000	187,870
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 7.010%, 1/15/67 (k)§		1,070,000	566,189
Ally Financial, Inc. 2.200%, 11/2/28		800,000	639,419
(SOFR + 3.26%), 6.992%, 6/13/29 (k)		176,000	173,808
American Express Co. 4.900%, 2/13/26		144,000	142,498
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29 (k)		75,000	71,733
(SOFR + 2.86%), 6.377%, 6/8/34 (k)		211,000	208,791
ECMC Group Student Loan Trust
5.700%, 4/1/28 (r)		81,000	—
Ford Motor Credit Co. LLC 5.584%, 3/18/24		500,000	496,000
5.125%, 6/16/25		900,000	871,830
3.250%, 9/15/25	EUR	600,000	627,573
General Motors Financial Co., Inc.
5.800%, 6/23/28		$131,000	130,540
4.300%, 4/6/29		44,000	40,322
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		279,000	248,640
6.500%, 3/10/28§		49,000	49,108
LeasePlan Corp. NV 2.875%, 10/24/24§		800,000	760,908
Synchrony Financial 4.875%, 6/13/25		38,000	36,089

See Notes to Financial Statements.

1240

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
4.500%, 7/23/25		$39,000	$36,830
3.950%, 12/1/27		46,000	40,018
2.875%, 10/28/31		216,000	156,054
Toyota Motor Credit Corp.
(SOFR + 0.75%), 5.810%, 12/11/23 (k)		300,000	300,391

			5,784,611

Financial Services (0.2%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 8.122%, 1/28/29 (k)(m)	EUR	700,000	754,292
Fiserv, Inc. 3.500%, 7/1/29		$409,000	372,445
Global Payments, Inc. 3.200%, 8/15/29		136,000	118,158
5.400%, 8/15/32		165,000	160,683
Jyske Realkredit A/S
Series cce 1.500%, 10/1/53	DKK	1	—
Series CCE 1.500%, 10/1/53		2	—
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§		$385,000	346,226

			1,751,804

Insurance (0.2%)
MassMutual Global Funding II 4.500%, 4/10/26§		600,000	586,098
5.050%, 12/7/27§		500,000	498,044
MetLife Capital Trust IV 7.875%, 12/15/37§		192,000	200,640
Principal Life Global Funding II 1.250%, 8/16/26§		800,000	697,287
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49 (k)(m)		200,000	190,863

			2,172,932

Total Financials			45,241,220

Health Care (0.3%)
Biotechnology (0.0%)†
Amgen, Inc. 5.600%, 3/2/43		400,000	397,836

Health Care Providers & Services (0.2%)
Cigna Group (The) 4.375%, 10/15/28		165,000	159,373
CVS Health Corp. 4.300%, 3/25/28		12,000	11,546
2.125%, 9/15/31		800,000	639,850
HCA, Inc. 5.250%, 6/15/26		47,000	46,464
5.200%, 6/1/28		100,000	99,169
5.500%, 6/1/33		300,000	299,004
Ochsner LSU Health System of North Louisiana
Series 2021 2.510%, 5/15/31		240,000	177,638
UnitedHealth Group, Inc. 4.250%, 1/15/29		600,000	581,622

			2,014,666

Pharmaceuticals (0.1%)
Bayer US Finance II LLC 4.250%, 12/15/25§		1,000,000	963,025
Zoetis, Inc. 5.400%, 11/14/25 (x)		205,000	205,276

			1,168,301

Total Health Care			3,580,803

Industrials (0.5%)
Aerospace & Defense (0.2%)
Boeing Co. (The) 1.950%, 2/1/24		700,000	684,018
5.930%, 5/1/60		400,000	391,074
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	230,167
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28		800,000	669,582
Raytheon Technologies Corp. 4.125%, 11/16/28		363,000	348,380

			2,323,221

Building Products (0.0%)†
Trane Technologies Financing Ltd.
5.250%, 3/3/33		74,000	74,726

Ground Transportation (0.1%)
ENA Master Trust 4.000%, 5/19/48§		206,000	153,015
ERAC USA Finance LLC 4.600%, 5/1/28§		121,000	117,487
4.900%, 5/1/33§		189,000	184,285
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		180,213	160,909

			615,696

Industrial Conglomerates (0.0%)†
Honeywell International, Inc. 4.125%, 11/2/34	EUR	240,000	264,364

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§		$800,000	713,249
Flowserve Corp. 2.800%, 1/15/32		202,000	159,838
Parker-Hannifin Corp. 3.250%, 6/14/29		121,000	109,989
4.500%, 9/15/29 (x)		177,000	171,391
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24 (e)		185,000	182,185

			1,336,652

Professional Services (0.0%)†
Verisk Analytics, Inc. 5.750%, 4/1/33		123,000	128,211

See Notes to Financial Statements.

1241

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Trading Companies & Distributors (0.1%)
Air Lease Corp. 3.625%, 4/1/27	$16,000	$14,768
4.625%, 10/1/28	178,000	167,463
Aircastle Ltd. 4.250%, 6/15/26	9,000	8,451
2.850%, 1/26/28§	298,000	253,481
Aviation Capital Group LLC 4.375%, 1/30/24§	88,000	86,542
5.500%, 12/15/24§	196,000	191,639
1.950%, 1/30/26§	192,000	169,202
1.950%, 9/20/26§	62,000	53,554
3.500%, 11/1/27§	38,000	33,671
6.375%, 7/15/30§	114,000	113,196

		1,091,967

Total Industrials		5,834,837

Information Technology (0.6%)
IT Services (0.1%)
International Business Machines Corp. 4.500%, 2/6/26	251,000	246,575
4.900%, 7/27/52	264,000	245,399
Kyndryl Holdings, Inc. 2.050%, 10/15/26	411,000	355,009

		846,983

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc. 4.150%, 11/15/30	67,000	61,352
2.450%, 2/15/31§	800,000	649,554
4.150%, 4/15/32§	51,000	45,897
3.419%, 4/15/33§	600,000	499,370
3.469%, 4/15/34§	769,000	627,813
3.137%, 11/15/35§	578,000	441,046
3.187%, 11/15/36§	356,000	267,696
4.926%, 5/15/37§	192,000	173,170
KLA Corp. 4.100%, 3/15/29	58,000	55,634
Micron Technology, Inc. 4.975%, 2/6/26 (x)	700,000	688,562
6.750%, 11/1/29	333,000	346,137
NXP BV 5.550%, 12/1/28	131,000	131,896
3.400%, 5/1/30	141,000	124,706
SK Hynix, Inc. 2.375%, 1/19/31§	323,000	248,978
TSMC Arizona Corp. 3.875%, 4/22/27 (x)	283,000	271,219

		4,633,030

Software (0.0%)†
Infor, Inc. 1.750%, 7/15/25§	119,000	108,599
Oracle Corp. 4.500%, 5/6/28	200,000	194,442
4.650%, 5/6/30	200,000	193,162
2.875%, 3/25/31	242,000	206,215
5.375%, 7/15/40	45,000	42,607

		745,025

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc. 4.100%, 8/8/62	202,000	175,254
HP, Inc. 5.500%, 1/15/33	342,000	335,198
Lenovo Group Ltd. 5.831%, 1/27/28 (m)	317,000	314,179
Western Digital Corp. 2.850%, 2/1/29	51,000	40,379

		865,010

Total Information Technology		7,090,048

Materials (0.1%)
Chemicals (0.0%)†
Celanese US Holdings LLC 5.900%, 7/5/24	266,000	265,416
LYB International Finance BV 4.000%, 7/15/23	195,000	194,879

		460,295

Containers & Packaging (0.1%)
Berry Global, Inc. 1.570%, 1/15/26	800,000	717,960
WRKCo., Inc. 4.000%, 3/15/28	280,000	260,954

		978,914

Metals & Mining (0.0%)†
Freeport Indonesia PT 4.763%, 4/14/27§	215,000	207,090
Glencore Funding LLC 5.400%, 5/8/28§	146,000	144,285

		351,375

Total Materials		1,790,584

Real Estate (0.9%)
Diversified REITs (0.1%)
GLP Capital LP (REIT) 5.250%, 6/1/25	600,000	585,420
3.250%, 1/15/32	200,000	160,000
Vornado Realty LP (REIT) 3.400%, 6/1/31	330,000	233,040

		978,460

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT) 3.375%, 2/1/31 (x)	700,000	551,822
Welltower OP LLC (REIT) 2.750%, 1/15/31	700,000	576,265

		1,128,087

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
Series I 3.500%, 9/15/30	54,000	45,617

See Notes to Financial Statements.

1242

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Office REITs (0.2%)
Corporate Office Properties LP (REIT) 2.250%, 3/15/26		$700,000	$618,632
Kilroy Realty LP (REIT) 4.375%, 10/1/25		1,700,000	1,584,101

			2,202,733

Real Estate Management & Development (0.0%)†
Tesco Property Finance 5 plc 5.661%, 10/13/41 (m)	GBP	474,607	549,873

Residential REITs (0.1%)
Essex Portfolio LP (REIT) 2.550%, 6/15/31		$800,000	645,815
Spirit Realty LP (REIT) 3.400%, 1/15/30		800,000	679,411

			1,325,226

Retail REITs (0.1%)
Brixmor Operating Partnership LP (REIT) 3.900%, 3/15/27		800,000	733,599
Realty Income Corp. (REIT) 4.625%, 11/1/25		500,000	492,200

			1,225,799

Specialized REITs (0.3%)
American Tower Corp. (REIT) 3.650%, 3/15/27		144,000	134,604
5.250%, 7/15/28		500,000	492,780
2.100%, 6/15/30		54,000	43,801
Crown Castle, Inc. (REIT) 3.700%, 6/15/26		800,000	759,118
EPR Properties (REIT) 4.500%, 4/1/25		800,000	761,772
3.600%, 11/15/31		800,000	623,706
Equinix, Inc. (REIT) 2.500%, 5/15/31		800,000	649,038

			3,464,819

Total Real Estate			10,920,614

Utilities (0.9%)
Electric Utilities (0.6%)
Appalachian Power Co.
Series AA 2.700%, 4/1/31		800,000	664,108
Avangrid, Inc. 3.800%, 6/1/29		900,000	819,494
Comision Federal de Electricidad 4.688%, 5/15/29§		222,000	199,227
Duke Energy Carolinas NC Storm Funding LLC
Series A-2 2.617%, 7/1/41		154,000	112,618
Edison International 3.550%, 11/15/24		600,000	578,725
Enel Finance America LLC 7.100%, 10/14/27§		600,000	629,548
Enel Finance International NV 2.250%, 7/12/31§		800,000	626,212
IPALCO Enterprises, Inc. 4.250%, 5/1/30		700,000	632,697
NRG Energy, Inc. 7.000%, 3/15/33§		238,000	240,254
Pacific Gas and Electric Co. 1.700%, 11/15/23		800,000	786,916
3.500%, 6/15/25		700,000	661,284
3.150%, 1/1/26		600,000	556,560
2.950%, 3/1/26		600,000	549,310
6.400%, 6/15/33		100,000	99,425
Terraform Global Operating LP 6.125%, 3/1/26§		26,000	24,931

			7,181,309

Gas Utilities (0.1%)
National Fuel Gas Co. 2.950%, 3/1/31		1,000,000	797,190

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co. 6.125%, 4/1/36		229,000	234,845
Dominion Energy, Inc.
Series C 2.250%, 8/15/31 (x)		800,000	643,699
National Grid plc 5.602%, 6/12/28		300,000	300,622
Public Service Enterprise Group, Inc. 5.850%, 11/15/27		238,000	242,498
San Diego Gas & Electric Co.
Series VVV 1.700%, 10/1/30		800,000	639,708
WEC Energy Group, Inc. 1.375%, 10/15/27		700,000	597,520

			2,658,892

Water Utilities (0.0%)†
American Water Capital Corp. 3.450%, 6/1/29		72,000	66,459

Total Utilities			10,703,850

Total Corporate Bonds			109,763,577

Foreign Government Securities (0.3%)
Dominican Republic Government Bond 4.875%, 9/23/32§		276,000	234,553
Japan International Cooperation Agency 2.750%, 4/27/27		900,000	830,806
Kingdom of Saudi Arabia 5.000%, 1/18/53§		500,000	462,525
Magyar Export-Import Bank Zrt. 6.125%, 12/4/27§		254,000	250,729
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 76.295%, 4/12/25 (k)(m)(r)	ARS	240,000	545

See Notes to Financial Statements.

1243

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Colombia 3.125%, 4/15/31		$235,000	$177,488
Republic of Panama 9.375%, 4/1/29		190,000	228,391
Republic of Peru 6.950%, 8/12/31 (m)	PEN	500,000	140,033
Romania Government Bond 2.000%, 4/14/33 (m)	EUR	800,000	613,970
State of Qatar 5.103%, 4/23/48§		$800,000	795,688

Total Foreign Government Securities			3,734,728

Mortgage-Backed Securities (9.9%)
FHLMC 4.375%, 11/1/31 (l)		1,264	1,278
5.500%, 1/1/35		24,412	24,752
5.500%, 7/1/35		20,005	20,227
4.000%, 7/1/44		149,464	143,541
4.000%, 2/1/46		229,816	220,756
4.500%, 10/1/48		139,342	136,184
4.500%, 11/1/48		253,576	247,670
5.000%, 11/1/48		77,406	77,437
FHLMC UMBS 3.500%, 9/1/49		291,295	269,602
3.500%, 10/1/49		283,449	262,090
3.500%, 11/1/49		105,487	97,500
3.500%, 1/1/50		423,706	392,153
2.000%, 3/1/52		1,059,130	867,188
3.000%, 3/1/52		692,123	612,879
2.500%, 4/1/52		1,215,732	1,036,460
3.500%, 4/1/52		97,102	88,513
3.500%, 12/1/52		11,289,807	10,286,773
5.000%, 5/1/53		426,356	417,773
5.000%, 6/1/53		790,497	774,585
FNMA 4.659%, 1/1/28 (l)		2,809	2,797
3.681%, 3/1/33 (l)		7,148	6,964
4.309%, 1/1/36 (l)		36,699	37,015
3.835%, 2/1/37 (l)		41,678	41,646
4.373%, 12/1/40 (l)		1,455	1,458
FNMA UMBS 9.000%, 8/1/26		69	70
2.500%, 5/1/30		5,449	5,119
2.500%, 8/1/31		198,655	185,268
2.500%, 11/1/31		302,659	282,073
2.500%, 12/1/31		109,044	101,627
2.500%, 1/1/32		271,145	252,703
2.500%, 2/1/32		13,940	12,992
5.500%, 4/1/33		23,725	23,918
5.500%, 7/1/33		22,087	22,272
5.500%, 4/1/34		12,172	12,287
5.500%, 5/1/34		8,667	8,748
5.500%, 11/1/34		34,913	35,303
5.500%, 2/1/35		128,788	130,144
4.500%, 8/1/35		4,565	4,468
5.000%, 10/1/35		9,992	9,961
5.000%, 7/1/36		10,597	10,562
5.000%, 12/1/39		27,250	27,353
4.000%, 12/1/40		94,048	90,258
4.500%, 3/1/41		12,214	11,998
4.500%, 7/1/41		1,311	1,287
3.500%, 2/1/42		62,672	58,424
3.500%, 11/1/42		669,181	623,653
3.500%, 1/1/43		113,830	106,026
3.500%, 4/1/43		383,903	357,481
4.000%, 10/1/43		375,769	360,545
3.000%, 5/1/45		32,220	29,062
3.000%, 8/1/45		308,450	278,218
3.500%, 3/1/48		702,018	651,220
3.500%, 5/1/48		591,412	548,432
4.500%, 9/1/48		297,415	290,344
3.500%, 10/1/49		296,857	274,379
3.500%, 11/1/49		227,775	210,457
3.500%, 1/1/50		373,924	345,728
3.000%, 4/1/51		1,899,811	1,673,832
2.000%, 7/1/51		1,109,579	905,720
2.500%, 1/1/52		354,208	302,423
3.000%, 2/1/52		832,230	737,594
2.500%, 3/1/52		759,865	646,219
3.000%, 3/1/52		1,062,450	940,805
2.500%, 4/1/52		784,158	668,337
2.500%, 5/1/52		1,031,244	878,965
3.500%, 6/1/52		399,999	364,618
3.500%, 7/1/52		190,744	173,872
5.000%, 4/1/53		795,637	779,621
4.500%, 5/1/53		496,930	478,460
5.000%, 5/1/53		573,147	561,610
5.000%, 6/1/53		497,483	487,469
FNMA/FHLMC UMBS, 30 Year, Single Family 2.000%, 7/25/53 TBA		3,487,000	2,840,816
2.500%, 7/25/53 TBA		5,421,568	4,593,932
3.500%, 7/25/53 TBA		4,400,000	4,007,437
4.000%, 7/25/53 TBA		12,901,368	12,102,088
5.000%, 7/25/53 TBA		3,600,000	3,527,156
5.500%, 7/25/53 TBA		1,248,000	1,242,150
3.000%, 8/25/53 TBA		37,000,000	32,591,798
3.500%, 8/25/53 TBA		800,000	729,437
4.500%, 8/25/53 TBA		9,800,000	9,424,844
5.500%, 8/25/53 TBA		11,200,000	11,147,938
GNMA 2.625%, 7/20/27 (l)		375	363
3.000%, 5/15/43		115,644	104,851
3.000%, 7/15/45		167,015	152,571
3.000%, 5/20/46		131,498	119,289
3.500%, 10/15/49		86,939	81,148
3.500%, 1/15/50		19,476	18,160
3.500%, 2/15/50		157,660	147,010
3.000%, 7/15/53 TBA		183,093	163,554
4.000%, 7/15/53 TBA		556,769	526,364
4.500%, 7/15/53 TBA		2,354,000	2,271,610
5.000%, 7/15/53 TBA		1,875,000	1,842,334

Total Mortgage-Backed Securities			118,664,016

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023 5.198%, 12/1/39		500,000	509,977

See Notes to Financial Statements.

1244

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Port Authority of New York & New Jersey 1.086%, 7/1/23	$180,000	$180,000
Sales Tax Securitization Corp. 3.007%, 1/1/33	800,000	678,779
State Board of Administration Finance Corp. 1.705%, 7/1/27	288,000	254,937
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023 5.169%, 4/1/41	400,000	411,664
University of California 3.071%, 5/15/51	335,000	236,536

Total Municipal Bonds		2,271,893

U.S. Government Agency Securities (37.2%)
FFCB 0.450%, 7/24/23	10,000,000	9,971,545
0.375%, 1/15/25	5,124,000	4,762,409
1.320%, 1/21/25	20,000,000	18,857,260
4.250%, 9/30/25	15,466,000	15,248,143
FHLB 2.500%, 2/13/24	305,000	299,637
2.875%, 9/13/24	40,000,000	38,840,812
4.500%, 10/3/24	25,000,000	24,738,525
2.750%, 12/13/24	27,030,000	26,095,930
1.000%, 12/20/24	30,000,000	28,197,147
2.375%, 3/14/25	5,500,000	5,254,392
5.710%, 3/14/25	1,400,000	1,400,584
4.625%, 6/6/25	4,555,000	4,526,454
1.875%, 9/11/26	20,000,000	18,425,294
3.250%, 11/16/28	12,910,000	12,355,527
FHLMC 1.500%, 2/12/25	42,935,000	40,549,660
5.300%, 2/24/25	1,900,000	1,892,499
5.650%, 3/7/25	2,600,000	2,595,651
5.680%, 4/3/25	1,200,000	1,198,282
5.730%, 4/3/25	1,200,000	1,199,015
5.375%, 4/24/25	800,000	796,085
0.375%, 7/21/25	30,000,000	27,356,085
0.375%, 9/23/25	30,000,000	27,204,339
0.800%, 10/28/26	3,000,000	2,643,413
6.750%, 9/15/29	39,000,000	44,330,286
FNMA 2.875%, 9/12/23	20,000,000	19,896,968
2.500%, 2/5/24	3,545,000	3,483,821
1.625%, 1/7/25	30,000,000	28,433,478
1.875%, 9/24/26	25,816,000	23,812,439
6.625%, 11/15/30	10,000,000	11,580,277

Total U.S. Government Agency Securities		445,945,957

U.S. Treasury Obligations (42.4%)
U.S. Treasury Bonds 6.125%, 11/15/27	15,385,600	16,531,202
4.250%, 5/15/39	200,000	208,806
4.375%, 11/15/39	200,000	211,407
4.625%, 2/15/40	200,000	217,677
1.375%, 11/15/40	10,200,000	6,813,031
1.875%, 2/15/41	4,800,000	3,479,564
1.750%, 8/15/41	1,945,900	1,364,679
3.750%, 8/15/41	94,000	90,625
2.000%, 11/15/41	422,500	308,695
2.375%, 2/15/42	469,000	364,656
3.000%, 5/15/42	1,010,500	867,212
3.250%, 5/15/42	4,070,500	3,626,370
4.000%, 11/15/42	720,400	714,745
3.875%, 2/15/43	274,500	267,174
3.875%, 5/15/43	1,300,000	1,266,883
3.625%, 8/15/43	627,300	587,595
3.750%, 11/15/43	421,000	401,492
3.625%, 2/15/44	1,055,000	986,636
3.375%, 5/15/44	800,000	719,931
3.125%, 8/15/44	4,689,100	4,049,582
3.000%, 11/15/44	483,700	408,489
3.000%, 5/15/45	400,000	337,259
2.875%, 8/15/45	2,700,000	2,224,595
3.000%, 5/15/47	5,900,000	4,957,601
3.000%, 2/15/48	1,500,000	1,261,999
3.000%, 2/15/49	700,000	590,712
2.875%, 5/15/49	4,500,000	3,713,517
2.250%, 8/15/49	825,000	598,062
1.250%, 5/15/50	1,100,100	617,403
1.375%, 8/15/50	700,000	406,040
1.875%, 2/15/51	988,500	653,518
2.000%, 8/15/51	1,457,400	991,676
2.875%, 5/15/52	571,800	473,201
3.625%, 5/15/53	291,200	279,521
U.S. Treasury Inflation Linked Bonds 0.750%, 2/15/45 TIPS	515,308	424,422
1.000%, 2/15/49 TIPS	120,557	103,249
0.250%, 2/15/50 TIPS	117,996	82,080
0.125%, 2/15/51 TIPS	116,521	77,319
U.S. Treasury Inflation Linked Notes 0.625%, 1/15/24 TIPS	2,600,280	2,556,424
0.500%, 4/15/24 TIPS	841,981	821,511
1.250%, 4/15/28 TIPS (z)	7,888,764	7,628,331
0.125%, 7/15/31 TIPS	2,376,906	2,105,721
0.125%, 1/15/32 TIPS	547,185	481,167
0.625%, 7/15/32 TIPS	1,670,576	1,533,907
U.S. Treasury Notes 2.875%, 9/30/23	4,313,800	4,288,905
2.125%, 7/31/24#	10,000,000	9,657,866
2.125%, 9/30/24	4,700,000	4,519,747
1.625%, 5/15/26	2,551,100	2,353,342
2.000%, 11/15/26	43,264,400	40,006,764
2.375%, 5/15/27	11,403,100	10,615,848
3.250%, 6/30/27	9,079,800	8,730,256
2.250%, 8/15/27	33,068,900	30,558,597
3.125%, 8/31/27	264,700	253,050
4.125%, 9/30/27	1,096,700	1,090,192
4.125%, 10/31/27	3,835,900	3,814,696
2.250%, 11/15/27	20,097,700	18,502,467
3.875%, 11/30/27	8,844,900	8,716,703
3.875%, 12/31/27	837,600	825,572
3.500%, 1/31/28	557,900	541,553
2.750%, 2/15/28	10,145,900	9,530,933
4.000%, 2/29/28	40,503,300	40,193,409
2.875%, 5/15/28	12,801,900	12,073,048
3.625%, 5/31/28	10,268,400	10,040,417

See Notes to Financial Statements.

1245

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 6/30/28	$993,200	$987,470
1.000%, 7/31/28	10,742,400	9,208,498
3.125%, 11/15/28	14,512,800	13,818,203
2.625%, 2/15/29	9,196,800	8,517,866
2.375%, 5/15/29	30,797,500	28,065,164
2.625%, 7/31/29	32,629,200	30,131,121
1.625%, 8/15/29	1,173,000	1,022,644
1.750%, 11/15/29	3,249,400	2,848,053
1.500%, 2/15/30	3,823,800	3,273,512
3.750%, 5/31/30	1,422,600	1,402,147
0.625%, 8/15/30	15,072,100	11,999,990
1.625%, 5/15/31	23,258,400	19,756,855
1.250%, 8/15/31	4,609,000	3,780,545
1.375%, 11/15/31	10,375,500	8,550,348
1.875%, 2/15/32	1,402,300	1,200,321
2.875%, 5/15/32	907,900	841,209
2.750%, 8/15/32	23,362,500	21,403,919
4.125%, 11/15/32	15,273,900	15,599,349
3.500%, 2/15/33	469,800	457,357
3.375%, 5/15/33	34,028,400	32,800,352

Total U.S. Treasury Obligations		508,383,974

Total Long-Term Debt Securities (106.3%) (Cost $1,357,792,467)		1,274,592,307

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
Thomson Reuters Corp. 5.32%, 7/5/23 (n)(p)	500,000	499,631

Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $2,215,765, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $2,259,129. (xx)	2,214,833	2,214,833
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $25,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $25,514. (xx)	25,000	25,000

Total Repurchase Agreements		2,239,833

U.S. Treasury Obligations (0.3%)
U.S. Treasury Bills 3.63%, 7/11/23 (p)	575,000	574,363
4.29%, 7/20/23 (p)	254,500	253,894
5.00%, 9/7/23 (p)	2,640,800	2,615,755
5.20%, 11/24/23 (p)	633,700	620,512

Total U.S. Treasury Obligations		4,064,524

Total Short-Term Investments (0.6%) (Cost $6,809,514)		6,803,988

Total Investments in Securities (106.9%) (Cost $1,364,601,981)		1,281,396,295
Other Assets Less Liabilities (-6.9%)		(82,176,217)

Net Assets (100%)		$1,199,220,078

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $98,906,146 or 8.2% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $375,691.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $7,670,432 or 0.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $2,196,481. This was collateralized by cash of $2,239,833 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

See Notes to Financial Statements.

1246

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Glossary:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
ASX	— Australian Securities Exchange
AUD	— Australian Dollar
BRL	— Brazilian Real
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
THB	— Thailand Baht
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	24	9/2023	EUR	3,502,490	(32,670)
U.S. Treasury 2 Year Note	60	9/2023	USD	12,200,625	(161,167)
U.S. Treasury 5 Year Note	294	9/2023	USD	31,485,562	(442,397)
U.S. Treasury 10 Year Note	19	9/2023	USD	2,133,047	(36,543)
U.S. Treasury 10 Year Ultra Note	63	9/2023	USD	7,461,562	(40,778)
U.S. Treasury Ultra Bond	49	9/2023	USD	6,674,719	110,868
3 Month SOFR	6	3/2024	USD	1,419,600	(14,274)

					(616,961)

Short Contracts
Euro-BTP	(4)	9/2023	EUR	(506,797)	(4,021)
Euro-Buxl	(3)	9/2023	EUR	(456,995)	(6,852)
Euro-OAT	(3)	9/2023	EUR	(420,330)	2,272
Japan 10 Year Bond	(13)	9/2023	JPY	(13,383,347)	(48,370)
Long Gilt	(31)	9/2023	GBP	(3,751,961)	33,203
U.S. Treasury 2 Year Note	(45)	9/2023	USD	(9,150,469)	46,036
U.S. Treasury 10 Year Ultra Note	(54)	9/2023	USD	(6,395,625)	53,850
U.S. Treasury Long Bond	(44)	9/2023	USD	(5,583,875)	11,622
U.S. Treasury Ultra Bond	(35)	9/2023	USD	(4,767,656)	(55,289)

					32,451

					(584,510)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
IDR	2,828,675,445	USD	188,252	Bank of America**	7/3/2023	421
USD	189,075	IDR	2,828,675,445	Bank of America**	7/3/2023	402
AUD	660,521	USD	428,486	Bank of America	7/5/2023	11,520
BRL	1,616,480	USD	298,337	Deutsche Bank AG**	7/5/2023	39,260
PEN	1,106,400	USD	301,718	Bank of America**	7/12/2023	3,063
PEN	679,086	USD	186,000	Goldman Sachs Bank USA**	7/20/2023	914

See Notes to Financial Statements.

1247

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	259,039	MYR	1,188,496	Barclays Bank plc**	7/20/2023	4,134
USD	799,314	EUR	726,791	JPMorgan Chase Bank	7/31/2023	5,134
AUD	660,521	USD	439,413	Barclays Bank plc	8/2/2023	990
USD	66,988	DKK	454,707	Bank of America	8/2/2023	229
USD	7,856,273	EUR	7,185,000	JPMorgan Chase Bank	8/2/2023	4,197
PEN	1,109,898	USD	304,165	Goldman Sachs Bank USA**	8/14/2023	646
GBP	273,000	USD	337,577	Deutsche Bank AG	8/16/2023	9,217
GBP	200,000	USD	248,875	JPMorgan Chase Bank	8/16/2023	5,187
USD	44,582	GBP	35,000	Barclays Bank plc	8/16/2023	121
USD	44,108	JPY	6,300,000	Bank of America	8/16/2023	150
USD	408,870	TWD	12,497,097	JPMorgan Chase Bank**	8/22/2023	5,318
BRL	1,639,586	USD	335,843	Goldman Sachs Bank USA**	9/5/2023	2,651
PEN	598,756	USD	163,416	Deutsche Bank AG**	9/13/2023	691
PEN	259,262	USD	70,856	JPMorgan Chase Bank**	9/13/2023	202
PEN	1,381,212	USD	378,000	Goldman Sachs Bank USA**	9/20/2023	396
USD	1,156,219	IDR	17,214,943,351	Barclays Bank plc**	9/20/2023	8,722
USD	270,670	TWD	8,214,845	Bank of America**	9/20/2023	4,495
IDR	4,486,957,936	USD	298,216	JPMorgan Chase Bank**	9/22/2023	867

Total unrealized appreciation						108,927

DKK	455,467	USD	66,988	Bank of America	7/5/2023	(238)
USD	335,843	BRL	1,621,618	Goldman Sachs Bank USA**	7/5/2023	(2,827)
USD	142,851	DKK	989,247	Bank of America	7/5/2023	(2,126)
USD	7,721,748	EUR	7,185,000	Bank of America	7/5/2023	(118,524)
USD	304,165	PEN	1,107,464	Goldman Sachs Bank USA**	7/12/2023	(909)
USD	352,856	BRL	1,808,491	JPMorgan Chase Bank**	8/2/2023	(22,808)
GBP	562,000	USD	715,277	Deutsche Bank AG	8/16/2023	(1,363)
JPY	161,832,318	USD	1,222,824	Barclays Bank plc	8/16/2023	(93,637)
JPY	26,595,969	USD	200,207	JPMorgan Chase Bank	8/16/2023	(14,634)
USD	2,454,556	GBP	1,955,624	Barclays Bank plc	8/16/2023	(29,691)
USD	8,724,502	GBP	6,888,376	JPMorgan Chase Bank	8/16/2023	(25,864)
THB	38,728,327	USD	1,129,041	JPMorgan Chase Bank	9/20/2023	(28,281)
TWD	20,527,003	USD	674,476	Goldman Sachs Bank USA**	9/20/2023	(9,365)
USD	1,248,623	PEN	4,597,431	JPMorgan Chase Bank**	9/20/2023	(10,885)
IDR	13,557,383,475	USD	905,604	Bank of America**	9/26/2023	(1,936)

Total unrealized depreciation						(363,088)

Net unrealized depreciation						(254,161)

**	Non-deliverable forward.

Written Put Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	64	USD	(16,000,000)	USD 96.75	12/15/2023	(340,800)

Total Written Options Contracts (Premiums Received ($74,992))							(340,800)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$39,519,405	$—		$39,519,405
Collateralized Mortgage Obligations	—	28,861,816	—		28,861,816
Commercial Mortgage-Backed Securities	—	17,446,941	—		17,446,941
Corporate Bonds
Communication Services	—	6,980,187	—		6,980,187
Consumer Discretionary	—	9,863,178	—		9,863,178
Consumer Staples	—	2,706,453	—		2,706,453
Energy	—	5,051,803	—		5,051,803
Financials	—	45,241,220	—	(a)	45,241,220
Health Care	—	3,580,803	—		3,580,803
Industrials	—	5,834,837	—		5,834,837
Information Technology	—	7,090,048	—		7,090,048
Materials	—	1,790,584	—		1,790,584
Real Estate	—	10,920,614	—		10,920,614
Utilities	—	10,703,850	—		10,703,850
Foreign Government Securities	—	3,734,183	545		3,734,728
Forward Currency Contracts	—	108,927	—		108,927
Futures	257,851	—	—		257,851
Mortgage-Backed Securities	—	118,664,016	—		118,664,016
Municipal Bonds	—	2,271,893	—		2,271,893
Short-Term Investments
Commercial Paper	—	499,631	—		499,631
Repurchase Agreements	—	2,239,833	—		2,239,833
U.S. Treasury Obligations	—	4,064,524	—		4,064,524
U.S. Government Agency Securities	—	445,945,957	—		445,945,957
U.S. Treasury Obligations	—	508,383,974	—		508,383,974

Total Assets	$257,851	$1,281,504,677	$545		$1,281,763,073

Liabilities:
Forward Currency Contracts	$—	$(363,088)	$—		$(363,088)
Futures	(842,361)	—	—		(842,361)
Options Written
Put Options Written	(340,800)	—	—		(340,800)

Total Liabilities	$(1,183,161)	$(363,088)	$—		$(1,546,249)

Total	$(925,310)	$1,281,141,589	$545		$1,280,216,824

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$257,851	*
Foreign exchange contracts	Receivables	108,927

Total		$366,778

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,183,161	)*
Foreign exchange contracts	Payables	(363,088)

Total		$(1,546,249)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$32,967	$177,594	$—	$210,561
Foreign exchange contracts	—	—	(1,124,031)	(1,124,031)

Total	$32,967	$177,594	$(1,124,031)	$(913,470)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(99,881)	$(945,589)	$—	$(1,045,470)
Foreign exchange contracts	—	—	296,941	296,941

Total	$(99,881)	$(945,589)	$296,941	$(748,529)

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$64,120,774
Average notional value of contracts – short	$34,565,476
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$9,715,875
Average amounts sold – in USD	$31,219,905
Options
Average value of option contracts written	$268,069

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$20,280	$(20,280)	$—	$—
Barclays Bank plc	13,967	(13,967)	—	—
Deutsche Bank AG	49,168	(1,363)	—	47,805
Goldman Sachs Bank USA	4,607	(4,607)	—	—
JPMorgan Chase Bank	20,905	(20,905)	—	—

Total	$108,927	$(61,122)	$—	$47,805

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$122,824	$(20,280)	$—	$102,544
Barclays Bank plc	123,328	(13,967)	—	109,361
Deutsche Bank AG	1,363	(1,363)	—	—
Goldman Sachs Bank USA	13,101	(4,607)	—	8,494
JPMorgan Chase Bank	102,472	(20,905)	—	81,567

Total	$363,088	$(61,122)	$—	$301,966

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	5.21%	6/30/2023	7/3/2023	$(5,173,508)	$(5,175,207)

					$(5,175,207)

(1)	The average amount of borrowings while outstanding for 3 days during the six months ended June 30, 2023, was approximately $5,444,000 at a weighted average interest rate of 5.03%.
(2)	Payable for sale-buyback transactions includes $1,699 of deferred price drop on sale-buyback transactions.

	June 30, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(5,175,207)	$—	$—	$(5,175,207)

Total Borrowings	$—	$(5,175,207)	$—	$—	$(5,175,207)

Gross amount of recognized liabilities for sale-buybacks					$(5,175,207)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2023:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(5,175,207)	$5,183,353	$—	$8,146

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$751,838,707
Long-term U.S. government debt securities	172,847,989

$924,686,696

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$717,214,057
Long-term U.S. government debt securities	165,408,574

$882,622,631

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,678,110
Aggregate gross unrealized depreciation	(88,873,079)

Net unrealized depreciation	$(85,194,969)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,365,411,793

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,362,362,148)	$1,279,156,462
Repurchase Agreements (Cost $2,239,833)	2,239,833
Cash	3,647,565
Foreign cash (Cost $421,467)	407,557
Cash held as collateral at broker for futures	834,000
Receivable for forward settling transactions	54,225,000
Receivable for securities sold	42,054,035
Dividends, interest and other receivables	8,549,381
Receivable for Portfolio shares sold	1,100,497
Due from broker for futures variation margin	1,042,863
Unrealized appreciation on forward foreign currency contracts	108,927
Securities lending income receivable	529
Other assets	14,023

Total assets	1,393,380,672

LIABILITIES
Payable for forward settling transactions	141,557,414
Payable for securities purchased	43,336,130
Payable for sale-buyback financing transactions	5,175,207
Payable for return of collateral on securities loaned	2,239,833
Investment management fees payable	400,412
Unrealized depreciation on forward foreign currency contracts	363,088
Payable for Portfolio shares repurchased	345,885
Options written, at value (Premiums received $74,992)	340,800
Distribution fees payable – Class IB	130,316
Administrative fees payable	126,509
Distribution fees payable – Class IA	28,182
Accrued expenses	116,818

Total liabilities	194,160,594

NET ASSETS	$1,199,220,078

Net assets were comprised of:
Paid in capital	$1,347,076,356
Total distributable earnings (loss)	(147,856,278)

Net assets	$1,199,220,078

Class IA
Net asset value, offering and redemption price per share, $136,547,035 / 17,838,096 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.65

Class IB
Net asset value, offering and redemption price per share, $631,018,215 / 82,794,314 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.62

Class K
Net asset value, offering and redemption price per share, $431,654,828 / 56,331,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.66

(x)	Includes value of securities on loan of $2,196,481.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$16,995,291
Dividends	298
Securities lending (net)	4,174

Total income	16,999,763

EXPENSES
Investment management fees	2,369,548
Distribution fees – Class IB	800,085
Administrative fees	772,366
Distribution fees – Class IA	171,430
Custodian fees	109,030
Professional fees	58,974
Printing and mailing expenses	37,885
Trustees’ fees	18,650
Interest expense	4,540
Miscellaneous	34,385

Total expenses	4,376,893

NET INVESTMENT INCOME (LOSS)	12,622,870

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(11,431,235)
Futures contracts	177,594
Forward foreign currency contracts	(1,124,031)
Foreign currency transactions	(15,951)
Options written	32,967

Net realized gain (loss)	(12,360,656)

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,081,564
Futures contracts	(945,589)
Forward foreign currency contracts	296,941
Foreign currency translations	(20,585)
Options written	(99,881)

Net change in unrealized appreciation (depreciation)	14,312,450

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,951,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,574,664

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,622,870	$16,602,430
Net realized gain (loss)	(12,360,656)	(50,191,288)
Net change in unrealized appreciation (depreciation)	14,312,450	(112,836,920)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,574,664	(146,425,778)

Distributions to shareholders:
Class IA	—	(1,985,626)
Class IB	—	(9,465,595)
Class K	—	(7,016,626)

Total distributions to shareholders	—	(18,467,847)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 590,570 and 1,269,522 shares, respectively ]	4,544,809	10,292,971
Capital shares issued in reinvestment of dividends and distributions [ 0 and 261,057 shares, respectively ]	—	1,985,626
Capital shares repurchased [ (812,394) and (2,995,306) shares, respectively]	(6,250,481)	(23,803,678)

Total Class IA transactions	(1,705,672)	(11,525,081)

Class IB
Capital shares sold [ 4,383,794 and 6,112,067 shares, respectively ]	33,520,031	49,030,599
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,249,877 shares, respectively ]	—	9,465,595
Capital shares repurchased [ (7,324,937) and (20,275,347) shares, respectively]	(56,089,668)	(160,527,666)

Total Class IB transactions	(22,569,637)	(102,031,472)

Class K
Capital shares sold [ 4,661,623 and 3,968,112 shares, respectively ]	35,759,919	31,052,979
Capital shares issued in reinvestment of dividends and distributions [ 0 and 921,014 shares, respectively ]	—	7,016,626
Capital shares repurchased [ (3,071,170) and (8,130,184) shares, respectively]	(23,630,391)	(65,144,351)

Total Class K transactions	12,129,528	(27,074,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,145,781)	(140,631,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,428,883	(305,524,924)
NET ASSETS:
Beginning of period	1,196,791,195	1,502,316,119

End of period	$1,199,220,078	$1,196,791,195

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.57		$8.55	$8.86	$8.67	$8.34	$8.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.09	0.07	0.11	0.15	0.13
Net realized and unrealized gain (loss)	—	#	(0.96)	(0.25)	0.41	0.32	(0.12)

Total from investment operations	0.08		(0.87)	(0.18)	0.52	0.47	0.01

Less distributions:
Dividends from net investment income	—		(0.05)	(0.07)	(0.12)	(0.14)	(0.15)
Distributions from net realized gains	—		(0.06)	(0.06)	(0.21)	—	—

Total dividends and distributions	—		(0.11)	(0.13)	(0.33)	(0.14)	(0.15)

Net asset value, end of period	$7.65		$7.57	$8.55	$8.86	$8.67	$8.34

Total return (b)	1.06%		(10.18)%	(2.05)%	5.96%	5.60%	0.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,547		$136,665	$166,921	$185,857	$182,842	$180,841
Ratio of expenses to average net assets (a)(f)	0.81%		0.80%	0.79%	0.80%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets (a)(f)	2.00%		1.18%	0.75%	1.19%	1.76%	1.58%
Portfolio turnover rate^	70	%(z)	142%	111%	173%	181%	204%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.53		$8.51	$8.83	$8.64	$8.31	$8.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.09	0.07	0.11	0.15	0.13
Net realized and unrealized gain (loss)	0.01		(0.96)	(0.26)	0.41	0.32	(0.11)

Total from investment operations	0.09		(0.87)	(0.19)	0.52	0.47	0.02

Less distributions:
Dividends from net investment income	—		(0.05)	(0.07)	(0.12)	(0.14)	(0.15)
Distributions from net realized gains	—		(0.06)	(0.06)	(0.21)	—	—

Total dividends and distributions	—		(0.11)	(0.13)	(0.33)	(0.14)	(0.15)

Net asset value, end of period	$7.62		$7.53	$8.51	$8.83	$8.64	$8.31

Total return (b)	1.20%		(10.23)%	(2.18)%	5.98%	5.62%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$631,018		$645,969	$839,764	$902,619	$907,886	$958,785
Ratio of expenses to average net assets (a)(f)	0.81%		0.80%	0.79%	0.80%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets (a)(f)	2.00%		1.18%	0.75%	1.19%	1.76%	1.58%
Portfolio turnover rate^	70	%(z)	142%	111%	173%	181%	204%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.57		$8.55	$8.86	$8.67	$8.34	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.11	0.09	0.13	0.17	0.15
Net realized and unrealized gain (loss)	—	#	(0.96)	(0.25)	0.41	0.32	(0.11)

Total from investment operations	0.09		(0.85)	(0.16)	0.54	0.49	0.04

Less distributions:
Dividends from net investment income	—		(0.07)	(0.09)	(0.14)	(0.16)	(0.17)
Distributions from net realized gains	—		(0.06)	(0.06)	(0.21)	—	—

Total dividends and distributions	—		(0.13)	(0.15)	(0.35)	(0.16)	(0.17)

Net asset value, end of period	$7.66		$7.57	$8.55	$8.86	$8.67	$8.34

Total return (b)	1.19%		(9.95)%	(1.83)%	6.22%	5.86%	0.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$431,655		$414,158	$495,632	$454,130	$509,918	$384,658
Ratio of expenses to average net assets (a)(f)	0.56%		0.55%	0.54%	0.55%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets (a)(f)	2.25%		1.44%	0.98%	1.45%	2.01%	1.83%
Portfolio turnover rate^	70	%(z)	142%	111%	173%	181%	204%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1256

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Industrials	17.1%
Health Care	16.7
Financials	14.9
Information Technology	13.4
Consumer Discretionary	10.4
Energy	6.7
Real Estate	6.0
Materials	4.5
Consumer Staples	3.4
Utilities	3.0
Communication Services	2.5
Investment Companies	2.3
Repurchase Agreements	1.9
Cash and Other	(2.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,080.90	$3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.64	3.19
Class IB
Actual	1,000.00	1,080.80	3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.64	3.19
Class K
Actual	1,000.00	1,081.90	2.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.88	1.94

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.64%, 0.64% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1257

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	6,600	$209,154
AST SpaceMobile, Inc., Class A (x)*	12,850	60,395
ATN International, Inc.	5,200	190,320
Bandwidth, Inc., Class A*	17,680	241,862
Charge Enterprises, Inc.*	73,460	71,991
Cogent Communications Holdings, Inc.	23,425	1,576,268
Consolidated Communications Holdings, Inc.*	42,481	162,702
EchoStar Corp., Class A*	21,400	371,076
Globalstar, Inc.*	315,400	340,632
IDT Corp., Class B*	10,100	261,085
Liberty Latin America Ltd., Class A*	24,100	210,875
Liberty Latin America Ltd., Class C*	87,619	755,276
Lumen Technologies, Inc. (x)	538,510	1,217,033
Ooma, Inc.*	13,630	204,041
Radius Global Infrastructure, Inc., Class A*	45,360	675,864

		6,548,574

Entertainment (0.4%)
Cinemark Holdings, Inc.*	62,100	1,024,650
IMAX Corp.*	27,100	460,429
Liberty Media Corp.-Liberty Braves, Class A (x)*	8,500	347,820
Liberty Media Corp.-Liberty Braves, Class C*	18,200	721,084
Lions Gate Entertainment Corp., Class A*	30,300	267,549
Lions Gate Entertainment Corp., Class B*	59,900	500,165
Loop Media, Inc. (x)*	3,120	7,457
Madison Square Garden Entertainment Corp.*	23,096	776,488
Marcus Corp. (The)	15,640	231,941
Playstudios, Inc.*	21,030	103,257
Reservoir Media, Inc.*	3,790	22,816
Sphere Entertainment Co.*	14,716	403,071
Vivid Seats, Inc., Class A*	33,510	265,399

		5,132,126

Interactive Media & Services (0.7%)
Bumble, Inc., Class A*	52,880	887,326
Cargurus, Inc., Class A*	50,100	1,133,763
Cars.com, Inc.*	41,400	820,548
DHI Group, Inc.*	10,220	39,143
Eventbrite, Inc., Class A*	36,900	352,395
EverQuote, Inc., Class A*	17,330	112,645
fuboTV, Inc. (x)*	191,840	399,027
Grindr, Inc. (x)*	2,580	14,267
MediaAlpha, Inc., Class A*	11,390	117,431
Nextdoor Holdings, Inc.*	14,300	46,618
Outbrain, Inc.*	10,940	53,825
QuinStreet, Inc.*	27,250	240,618
Shutterstock, Inc.	11,000	535,370
System1, Inc. (x)*	790	3,555
TrueCar, Inc.*	50,570	114,288
Vimeo, Inc.*	72,200	297,464
Yelp, Inc., Class A*	44,800	1,631,168
Ziff Davis, Inc.*	23,478	1,644,869
ZipRecruiter, Inc., Class A*	40,300	715,728

		9,160,048

Media (0.8%)
Advantage Solutions, Inc.*	52,270	122,312
AMC Networks, Inc., Class A*	21,230	253,698
Boston Omaha Corp., Class A*	10,130	190,647
Cardlytics, Inc.*	29,910	189,031
Clear Channel Outdoor Holdings, Inc.*	188,600	258,382
Daily Journal Corp.*	700	202,496
Emerald Holding, Inc.*	760	3,116
Entravision Communications Corp., Class A	45,540	199,921
EW Scripps Co. (The), Class A*	34,512	315,785
Gambling.com Group Ltd.*	3,640	37,274
Gannett Co., Inc.*	108,089	243,200
Gray Television, Inc.	44,400	349,872
iHeartMedia, Inc., Class A*	58,100	211,484
Integral Ad Science Holding Corp.*	24,800	445,904
John Wiley & Sons, Inc., Class A	22,500	765,675
Magnite, Inc.*	60,023	819,314
PubMatic, Inc., Class A*	21,000	383,880
Quotient Technology, Inc.*	64,510	247,718
Scholastic Corp.	14,960	581,794
Sinclair, Inc. (x)	30,200	417,364
Stagwell, Inc., Class A*	57,810	416,810
TechTarget, Inc.*	15,200	473,176
TEGNA, Inc.	121,900	1,979,656
Thryv Holdings, Inc.*	9,300	228,780
Townsquare Media, Inc., Class A (x)	640	7,622
Urban One, Inc.*	2,460	14,760
Urban One, Inc., Class A*	10,430	62,476
WideOpenWest, Inc.*	33,100	279,364

		9,701,511

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	26,000	442,260
Shenandoah Telecommunications Co.	26,948	523,600
Spok Holdings, Inc.	1,750	23,257
Telephone and Data Systems, Inc.	52,500	432,075

		1,421,192

Total Communication Services		31,963,451

Consumer Discretionary (10.4%)
Automobile Components (1.5%)
Adient plc*	49,900	1,912,168
American Axle & Manufacturing Holdings, Inc.*	62,675	518,322
Dana, Inc.	86,065	1,463,105
Dorman Products, Inc.*	15,300	1,206,099
Fox Factory Holding Corp.*	22,600	2,452,326
Gentherm, Inc.*	16,900	955,019
Goodyear Tire & Rubber Co. (The)*	164,623	2,252,043
Holley, Inc. (x)*	9,580	39,182
LCI Industries	13,470	1,702,069
Luminar Technologies, Inc., Class A*	120,400	828,352
Modine Manufacturing Co.*	23,300	769,366

See Notes to Financial Statements.

1258

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Patrick Industries, Inc.	13,825	$1,106,000
Solid Power, Inc.*	92,790	235,686
Standard Motor Products, Inc.	12,900	484,008
Stoneridge, Inc.*	13,300	250,705
Visteon Corp.*	16,100	2,312,121
XPEL, Inc. (m)*	12,080	1,017,378

		19,503,949

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	82,400	464,736
Livewire Group, Inc.*	320	3,779
Winnebago Industries, Inc.	17,446	1,163,474
Workhorse Group, Inc.*	53,300	46,456

		1,678,445

Broadline Retail (0.1%)
Big Lots, Inc.	18,000	158,940
ContextLogic, Inc., Class A (x)*	9,564	62,933
Dillard’s, Inc., Class A	2,100	685,188

		907,061

Diversified Consumer Services (0.9%)
2U, Inc.*	47,580	191,748
Adtalem Global Education, Inc.*	22,600	776,084
Carriage Services, Inc., Class A	7,070	229,563
Chegg, Inc.*	62,700	556,776
Coursera, Inc.*	56,900	740,838
Duolingo, Inc., Class A*	15,330	2,191,270
European Wax Center, Inc., Class A*	14,900	277,587
Frontdoor, Inc.*	41,700	1,330,230
Graham Holdings Co., Class B	2,100	1,200,108
Laureate Education, Inc.	60,100	726,609
Nerdy, Inc.*	12,530	52,250
OneSpaWorld Holdings Ltd.*	23,500	284,350
Perdoceo Education Corp.*	38,800	476,076
Rover Group, Inc., Class A*	46,920	230,377
Strategic Education, Inc.	12,764	865,910
Stride, Inc.*	23,284	866,863
Udemy, Inc.*	36,400	390,572
WW International, Inc.*	54,460	365,971

		11,753,182

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc., Class A*	22,190	234,326
Bally’s Corp.*	13,300	206,948
Biglari Holdings, Inc., Class B*	441	86,939
BJ’s Restaurants, Inc.*	12,134	385,861
Bloomin’ Brands, Inc.	60,200	1,618,778
Bluegreen Vacations Holding Corp., Class A	5,669	202,100
Bowlero Corp. (x)*	22,170	258,059
Brinker International, Inc.*	25,400	929,640
Century Casinos, Inc.*	4,800	34,080
Cheesecake Factory, Inc. (The) (x)	25,821	892,890
Chuy’s Holdings, Inc.*	8,900	363,298
Cracker Barrel Old Country Store, Inc. (x)	13,801	1,285,977
Dave & Buster’s Entertainment, Inc.*	24,200	1,078,352
Denny’s Corp.*	34,500	425,040
Dine Brands Global, Inc.	11,381	660,439
El Pollo Loco Holdings, Inc.	20,130	176,540
Everi Holdings, Inc.*	37,000	535,020
First Watch Restaurant Group, Inc.*	11,910	201,279
Global Business Travel Group I*	1,980	14,315
Golden Entertainment, Inc.*	10,620	443,916
Hilton Grand Vacations, Inc.*	49,400	2,244,736
Inspired Entertainment, Inc.*	1,290	18,976
International Game Technology plc	57,600	1,836,864
Jack in the Box, Inc.	14,339	1,398,483
Krispy Kreme, Inc.	43,221	636,645
Kura Sushi USA, Inc., Class A*	2,210	205,420
Life Time Group Holdings, Inc.*	17,000	334,390
Light & Wonder, Inc.*	49,900	3,431,124
Lindblad Expeditions Holdings, Inc.*	21,410	232,941
Monarch Casino & Resort, Inc.	6,700	472,015
Mondee Holdings, Inc., Class A (x)*	4,680	41,699
Nathan’s Famous, Inc.	90	7,069
Noodles & Co., Class A*	7,000	23,660
Papa John’s International, Inc.	18,742	1,383,722
Portillo’s, Inc., Class A*	22,690	511,206
RCI Hospitality Holdings, Inc.	2,680	203,653
Red Rock Resorts, Inc., Class A	27,200	1,272,416
Rush Street Interactive, Inc.*	27,300	85,176
Sabre Corp.*	164,400	524,436
SeaWorld Entertainment, Inc.*	20,800	1,165,008
Shake Shack, Inc., Class A*	20,300	1,577,716
Six Flags Entertainment Corp.*	38,600	1,002,828
Super Group SGHC Ltd. (x)*	3,310	9,599
Sweetgreen, Inc., Class A*	44,891	575,503
Target Hospitality Corp.*	23,200	311,344
Xponential Fitness, Inc., Class A*	11,670	201,307

		29,741,733

Household Durables (2.2%)
Beazer Homes USA, Inc.*	9,830	278,091
Cavco Industries, Inc.*	5,000	1,475,000
Century Communities, Inc.	15,100	1,156,962
Cricut, Inc., Class A (x)	25,540	311,588
Dream Finders Homes, Inc., Class A (x)*	8,700	213,933
Ethan Allen Interiors, Inc.	9,554	270,187
GoPro, Inc., Class A*	57,400	237,636
Green Brick Partners, Inc.*	14,800	840,640
Helen of Troy Ltd.*	12,298	1,328,430
Hovnanian Enterprises, Inc., Class A*	1,360	134,926
Installed Building Products, Inc.	13,300	1,864,128
iRobot Corp.*	16,000	724,000
KB Home	40,310	2,084,430
Landsea Homes Corp.*	1,630	15,224
La-Z-Boy, Inc.	28,309	810,770
Legacy Housing Corp. (x)*	2,510	58,207
LGI Homes, Inc.*	13,000	1,753,570
Lovesac Co. (The)*	12,550	338,223
M.D.C. Holdings, Inc.	30,274	1,415,915
M/I Homes, Inc.*	16,300	1,421,197
Meritage Homes Corp.	22,139	3,149,716
Purple Innovation, Inc., Class A	26,000	72,280
Skyline Champion Corp.*	28,700	1,878,415
Snap One Holdings Corp.*	5,020	58,483
Sonos, Inc.*	65,753	1,073,746
Taylor Morrison Home Corp., Class A*	56,920	2,775,988
Traeger, Inc.*	6,930	29,452

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tri Pointe Homes, Inc.*	61,101	$2,007,779
Vizio Holding Corp., Class A*	35,400	238,950
Vuzix Corp. (x)*	43,800	223,380

		28,241,246

Leisure Products (0.4%)
Acushnet Holdings Corp.	20,000	1,093,600
Clarus Corp.	23,034	210,531
Funko, Inc., Class A*	19,230	208,069
Johnson Outdoors, Inc., Class A	3,330	204,628
Latham Group, Inc.*	28,890	107,182
Malibu Boats, Inc., Class A*	12,000	703,920
Marine Products Corp. (x)	2,550	42,993
MasterCraft Boat Holdings, Inc.*	6,760	207,194
Smith & Wesson Brands, Inc.	22,035	287,336
Solo Brands, Inc., Class A*	8,450	47,827
Sturm Ruger & Co., Inc.	10,700	566,672
Topgolf Callaway Brands Corp.*	70,563	1,400,676
Vista Outdoor, Inc.*	28,200	780,294

		5,860,922

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	10,000	78,000
Aaron’s Co., Inc. (The)	14,300	202,202
Abercrombie & Fitch Co., Class A*	25,500	960,840
Academy Sports & Outdoors, Inc.	39,400	2,129,570
American Eagle Outfitters, Inc.	97,640	1,152,152
America’s Car-Mart, Inc.*	2,500	249,450
Arko Corp.	53,500	425,325
Asbury Automotive Group, Inc.*	11,542	2,774,928
Boot Barn Holdings, Inc.*	15,700	1,329,633
Buckle, Inc. (The)	11,489	397,519
Caleres, Inc.	18,863	451,392
Camping World Holdings, Inc., Class A (x)	19,000	571,900
CarParts.com, Inc.*	24,500	104,125
Carvana Co., Class A (x)*	51,260	1,328,659
Cato Corp. (The), Class A	13,523	108,590
Chico’s FAS, Inc.*	46,200	247,170
Children’s Place, Inc. (The)*	7,700	178,717
Designer Brands, Inc., Class A	33,300	336,330
Destination XL Group, Inc.*	5,750	28,175
Duluth Holdings, Inc., Class B*	700	4,396
EVgo, Inc., Class A*	57,000	228,000
Foot Locker, Inc. (x)	41,900	1,135,909
Franchise Group, Inc.	14,700	421,008
Genesco, Inc.*	13,797	345,477
Group 1 Automotive, Inc.	8,937	2,306,640
GrowGeneration Corp.*	28,000	95,200
Guess?, Inc.	17,200	334,540
Haverty Furniture Cos., Inc.	7,570	228,765
Hibbett, Inc.	6,255	226,994
Lands’ End, Inc.*	1,300	10,088
Leslie’s, Inc. (x)*	94,900	891,111
MarineMax, Inc.*	11,500	392,840
Monro, Inc.	17,704	719,313
National Vision Holdings, Inc.*	44,892	1,090,427
ODP Corp. (The)*	22,200	1,039,404
OneWater Marine, Inc., Class A*	890	32,254
Overstock.com, Inc.*	23,300	758,881
PetMed Express, Inc. (x)	4,700	64,813
Revolve Group, Inc., Class A (x)*	18,600	305,040
Sally Beauty Holdings, Inc.*	68,800	849,680
Shoe Carnival, Inc.	13,000	305,240
Signet Jewelers Ltd.	27,100	1,768,546
Sleep Number Corp.*	12,400	338,272
Sonic Automotive, Inc., Class A	14,925	711,475
Sportsman’s Warehouse Holdings, Inc.*	16,100	91,770
Stitch Fix, Inc., Class A*	87,260	335,951
Tilly’s, Inc., Class A*	1,500	10,515
Torrid Holdings, Inc.*	5,200	14,612
Upbound Group, Inc.	34,203	1,064,739
Urban Outfitters, Inc.*	40,000	1,325,200
Warby Parker, Inc., Class A*	42,100	492,149
Winmark Corp.	1,500	498,705
Zumiez, Inc.*	13,720	228,575

		31,721,206

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A*	3,200	4,032
G-III Apparel Group Ltd.*	24,300	468,261
Hanesbrands, Inc.	188,060	853,792
Kontoor Brands, Inc.	29,340	1,235,214
Movado Group, Inc.	7,950	213,299
Oxford Industries, Inc.	8,800	866,096
Steven Madden Ltd.	48,610	1,589,061
Wolverine World Wide, Inc.	45,080	662,225

		5,891,980

Total Consumer Discretionary		135,299,724

Consumer Staples (3.4%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	2,700	1,717,254
Duckhorn Portfolio, Inc. (The)*	20,260	262,772
MGP Ingredients, Inc.	8,470	900,191
National Beverage Corp.*	10,900	527,015
Primo Water Corp.	90,700	1,137,378
Vita Coco Co., Inc. (The)*	13,700	368,119
Zevia PBC, Class A*	1,280	5,517

		4,918,246

Consumer Staples Distribution & Retail (0.6%)
Andersons, Inc. (The)	16,309	752,660
Chefs’ Warehouse, Inc. (The)*	15,200	543,552
HF Foods Group, Inc.*	11,510	53,982
Ingles Markets, Inc., Class A	9,600	793,440
Natural Grocers by Vitamin Cottage, Inc.	14,880	182,429
PriceSmart, Inc.	16,562	1,226,582
SpartanNash Co.	16,870	379,743
Sprouts Farmers Market, Inc.*	61,700	2,266,241
United Natural Foods, Inc.*	28,688	560,850
Village Super Market, Inc., Class A	6,840	156,089
Weis Markets, Inc.	8,451	542,639

		7,458,207

Food Products (1.1%)
Alico, Inc.	1,770	45,064
B&G Foods, Inc.	37,900	527,568
Benson Hill, Inc.*	66,180	86,034
Beyond Meat, Inc. (x)*	31,000	402,380
BRC, Inc., Class A (x)*	40,310	208,000
Calavo Growers, Inc.	8,900	258,278
Cal-Maine Foods, Inc.	17,484	786,780
Dole plc	38,210	516,599

See Notes to Financial Statements.

1260

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Forafric Global plc (x)*	290	$3,181
Fresh Del Monte Produce, Inc.	18,604	478,309
Hain Celestial Group, Inc. (The)*	37,900	474,129
Hostess Brands, Inc., Class A*	69,300	1,754,676
J & J Snack Foods Corp.	8,703	1,378,207
John B Sanfilippo & Son, Inc.	4,740	555,860
Lancaster Colony Corp.	10,837	2,179,212
Limoneira Co. (x)	900	14,004
Mission Produce, Inc.*	18,490	224,099
Seneca Foods Corp., Class A*	6,600	215,688
Simply Good Foods Co. (The)*	48,000	1,756,320
Sovos Brands, Inc.*	15,700	307,092
SunOpta, Inc.*	49,200	329,148
TreeHouse Foods, Inc.*	27,000	1,360,260
Utz Brands, Inc.	30,600	500,616
Vital Farms, Inc.*	17,540	210,305
Westrock Coffee Co. (x)*	2,670	29,023

		14,600,832

Household Products (0.3%)
Central Garden & Pet Co.*	5,560	215,561
Central Garden & Pet Co., Class A*	23,833	868,951
Energizer Holdings, Inc.	35,300	1,185,374
Oil-Dri Corp. of America	470	27,725
WD-40 Co.	8,327	1,570,889

		3,868,500

Personal Care Products (0.8%)
Beauty Health Co. (The)*	44,200	369,954
BellRing Brands, Inc.*	68,415	2,503,989
e.l.f. Beauty, Inc.*	26,830	3,064,791
Edgewell Personal Care Co.	30,300	1,251,693
Herbalife Ltd.*	49,900	660,676
Inter Parfums, Inc.	9,200	1,244,116
Medifast, Inc.	6,100	562,176
Nature’s Sunshine Products, Inc.*	4,010	54,737
Nu Skin Enterprises, Inc., Class A	25,800	856,560
Thorne HealthTech, Inc.*	1,640	7,708
USANA Health Sciences, Inc.*	7,100	447,584
Waldencast plc, Class A (x)*	410	3,169

		11,027,153

Tobacco (0.2%)
Ispire Technology, Inc. (x)*	300	2,736
Turning Point Brands, Inc.	11,540	277,075
Universal Corp.	14,253	711,795
Vector Group Ltd.	78,308	1,003,126

		1,994,732

Total Consumer Staples		43,867,670

Energy (6.7%)
Energy Equipment & Services (2.3%)
Archrock, Inc.	71,400	731,850
Atlas Energy Solutions, Inc., Class A (x)	2,810	48,782
Borr Drilling Ltd.*	105,400	793,662
Bristow Group, Inc., Class A*	9,686	278,279
Cactus, Inc., Class A	40,170	1,699,994
ChampionX Corp.	107,900	3,349,216
Core Laboratories, Inc.	25,050	582,413
Diamond Offshore Drilling, Inc.*	50,400	717,696
DMC Global, Inc.*	19,430	345,077
Dril-Quip, Inc.*	21,800	507,286
Expro Group Holdings NV*	39,049	691,948
Forum Energy Technologies, Inc.*	780	19,960
Helix Energy Solutions Group, Inc.*	79,900	589,662
Helmerich & Payne, Inc.	54,700	1,939,115
KLX Energy Services Holdings, Inc. (x)*	2,310	22,476
Liberty Energy, Inc., Class A	91,360	1,221,483
Mammoth Energy Services, Inc. (x)*	1,520	7,342
Nabors Industries Ltd.*	3,600	334,908
Newpark Resources, Inc.*	57,902	302,827
NexTier Oilfield Solutions, Inc. (x)*	91,536	818,332
Noble Corp. plc*	57,523	2,376,275
Oceaneering International, Inc.*	55,500	1,037,850
Oil States International, Inc.*	41,400	309,258
Patterson-UTI Energy, Inc.	106,300	1,272,411
ProFrac Holding Corp., Class A*	22,070	246,301
ProPetro Holding Corp.*	45,500	374,920
Ranger Energy Services, Inc., Class A*	1,710	17,510
RPC, Inc.	37,300	266,695
SEACOR Marine Holdings, Inc. (x)*	750	8,573
Seadrill Ltd.*	27,000	1,114,290
Select Water Solutions, Inc., Class A	37,900	306,990
Solaris Oilfield Infrastructure, Inc., Class A	29,170	242,986
TETRA Technologies, Inc.*	79,550	268,879
Tidewater, Inc.*	29,390	1,629,382
US Silica Holdings, Inc.*	39,800	482,774
Valaris Ltd.*	30,700	1,931,951
Weatherford International plc*	41,780	2,775,028

		29,664,381

Oil, Gas & Consumable Fuels (4.4%)
Amplify Energy Corp.*	30,900	209,193
Arch Resources, Inc.	8,700	981,012
Ardmore Shipping Corp.	19,700	243,295
Berry Corp.	38,200	262,816
California Resources Corp.	43,700	1,979,173
Callon Petroleum Co.*	32,730	1,147,841
Centrus Energy Corp., Class A*	8,460	275,458
Chord Energy Corp.	22,329	3,434,200
Civitas Resources, Inc.	37,206	2,580,980
Clean Energy Fuels Corp.*	90,259	447,685
CNX Resources Corp.*	87,250	1,546,070
Comstock Resources, Inc. (x)	47,600	552,160
CONSOL Energy, Inc.	16,700	1,132,427
Crescent Energy Co., Class A (x)	27,230	283,737
CVR Energy, Inc. (x)	20,900	626,164
Delek US Holdings, Inc.	33,827	810,157
Denbury, Inc.*	26,200	2,260,012
DHT Holdings, Inc.	61,900	528,007
Dorian LPG Ltd.	21,738	557,580
Earthstone Energy, Inc., Class A (x)*	21,300	304,377
Empire Petroleum Corp.*	2,260	20,566
Encore Energy Corp.*	7,400	17,834
Energy Fuels, Inc.*	75,100	468,624
Enviva, Inc.	14,330	155,480
Equitrans Midstream Corp.	233,420	2,231,495
Evolution Petroleum Corp. (x)	3,880	31,312
Excelerate Energy, Inc., Class A	13,370	271,812
FLEX LNG Ltd.	14,400	439,632
Gevo, Inc. (x)*	221,160	336,163
Golar LNG Ltd.	55,400	1,117,418

See Notes to Financial Statements.

1261

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Granite Ridge Resources, Inc. (x)	2,110	$13,989
Green Plains, Inc.*	26,600	857,584
Gulfport Energy Corp.*	6,000	630,420
Hallador Energy Co.*	1,930	16,540
HighPeak Energy, Inc. (x)	19,780	215,206
International Seaways, Inc.	24,804	948,505
Jura Energy Corp.*	690	31
Kinetik Holdings, Inc., Class A	9,300	326,802
Kosmos Energy Ltd.*	234,000	1,401,660
Magnolia Oil & Gas Corp., Class A	97,980	2,047,782
Matador Resources Co.	58,900	3,081,648
Murphy Oil Corp.	76,100	2,914,630
NACCO Industries, Inc., Class A	1,250	43,325
NextDecade Corp. (x)*	43,450	356,725
Nordic American Tankers Ltd.	131,701	483,343
Northern Oil and Gas, Inc.	40,150	1,377,948
Overseas Shipholding Group, Inc., Class A*	4,690	19,557
Par Pacific Holdings, Inc.*	39,230	1,043,910
PBF Energy, Inc., Class A	62,250	2,548,515
Peabody Energy Corp.	77,100	1,669,986
Permian Resources Corp., Class A	124,200	1,361,232
PrimeEnergy Resources Corp.*	60	5,522
REX American Resources Corp.*	9,900	344,619
Riley Exploration Permian, Inc.	6,570	234,680
Ring Energy, Inc.*	142,680	243,983
SandRidge Energy, Inc.	17,900	272,975
Scorpio Tankers, Inc.	25,930	1,224,674
SFL Corp. Ltd.	51,605	481,475
SilverBow Resources, Inc. (x)*	9,800	285,376
Sitio Royalties Corp., Class A (x)	43,125	1,132,894
SM Energy Co.	61,700	1,951,571
Talos Energy, Inc.*	59,750	828,732
Teekay Corp.*	44,080	266,243
Teekay Tankers Ltd., Class A	10,500	401,415
Tellurian, Inc. (x)*	257,200	362,652
Uranium Energy Corp. (x)*	166,600	566,440
VAALCO Energy, Inc.	72,790	273,690
Verde Clean Fuels, Inc. (x)*	460	2,995
Vertex Energy, Inc. (x)*	51,300	320,625
Vital Energy, Inc.*	6,600	297,990
Vitesse Energy, Inc. (x)	6,470	144,928
W&T Offshore, Inc.*	78,444	303,578
World Kinect Corp.	37,600	777,568

		57,336,643

Total Energy		87,001,024

Financials (14.9%)
Banks (7.6%)
1st Source Corp.	5,872	246,213
ACNB Corp.	1,650	54,730
Amalgamated Financial Corp.	15,120	243,281
Amerant Bancorp, Inc., Class A	13,500	232,065
American National Bankshares, Inc.	5,580	161,708
Ameris Bancorp	37,094	1,268,986
Ames National Corp. (x)	310	5,589
Arrow Financial Corp.	9,674	194,834
Associated Banc-Corp.	78,600	1,275,678
Atlantic Union Bankshares Corp.	40,774	1,058,085
Axos Financial, Inc.*	34,600	1,364,624
Banc of California, Inc.	20,600	238,548
BancFirst Corp.	14,000	1,288,000
Bancorp, Inc. (The)*	29,900	976,235
Bank First Corp. (x)	4,990	415,168
Bank of Hawaii Corp.	20,960	864,181
Bank of Marin Bancorp	11,210	198,081
Bank of NT Butterfield & Son Ltd. (The)	31,000	848,160
Bank7 Corp.	160	3,925
BankUnited, Inc.	43,400	935,270
Bankwell Financial Group, Inc.	810	19,748
Banner Corp.	17,800	777,326
Bar Harbor Bankshares	8,226	202,689
BayCom Corp.	3,820	63,718
BCB Bancorp, Inc.	4,190	49,191
Berkshire Hills Bancorp, Inc.	25,770	534,212
Blue Foundry Bancorp*	6,300	63,693
Blue Ridge Bankshares, Inc.	1,670	14,780
Bridgewater Bancshares, Inc.*	11,150	109,828
Brookline Bancorp, Inc.	42,080	367,779
Burke & Herbert Financial Services Corp. (x)	190	12,198
Business First Bancshares, Inc.	7,590	114,381
Byline Bancorp, Inc.	11,850	214,367
C&F Financial Corp. (x)	100	5,370
Cadence Bank	91,780	1,802,559
Cambridge Bancorp	3,610	196,059
Camden National Corp.	6,960	215,551
Capital Bancorp, Inc.	1,800	32,580
Capital City Bank Group, Inc.	6,860	210,190
Capitol Federal Financial, Inc.	78,900	486,813
Capstar Financial Holdings, Inc.	5,220	64,049
Carter Bankshares, Inc.*	7,920	117,137
Cathay General Bancorp	42,247	1,359,931
Central Pacific Financial Corp.	15,110	237,378
Central Valley Community Bancorp	300	4,635
Chemung Financial Corp.	130	4,993
ChoiceOne Financial Services, Inc. (x)	150	3,450
Citizens & Northern Corp.	7,002	135,139
Citizens Financial Services, Inc. (x)	160	11,915
City Holding Co.	8,550	769,415
Civista Bancshares, Inc.	2,580	44,892
CNB Financial Corp.	11,360	200,504
Coastal Financial Corp.*	5,060	190,509
Codorus Valley Bancorp, Inc.	220	4,314
Colony Bankcorp, Inc.	2,740	25,811
Columbia Financial, Inc.*	19,400	335,426
Community Bank System, Inc.	28,302	1,326,798
Community Financial Corp. (The) (x)	170	4,605
Community Trust Bancorp, Inc.	6,595	234,584
ConnectOne Bancorp, Inc.	15,300	253,827
CrossFirst Bankshares, Inc.*	19,510	195,100
Customers Bancorp, Inc.*	13,600	411,536
CVB Financial Corp.	76,087	1,010,435
Dime Community Bancshares, Inc.	17,832	314,378
Eagle Bancorp, Inc.	15,450	326,922
Eastern Bankshares, Inc.	93,258	1,144,276
Enterprise Bancorp, Inc.	6,360	184,058
Enterprise Financial Services Corp.	17,927	700,946
Equity Bancshares, Inc., Class A	8,680	197,730
Esquire Financial Holdings, Inc.	1,860	85,076
ESSA Bancorp, Inc.	260	3,887
Evans Bancorp, Inc.	180	4,487
Farmers & Merchants Bancorp, Inc.	4,350	97,919
Farmers National Banc Corp. (x)	17,900	221,423

See Notes to Financial Statements.

1262

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FB Financial Corp.	19,016	$533,399
Fidelity D&D Bancorp, Inc. (x)	130	6,317
Financial Institutions, Inc.	10,490	165,113
First Bancorp (Nasdaq Stock Exchange)	28,140	837,165
First Bancorp	98,900	1,208,558
First Bancorp, Inc. (The)	5,879	143,095
First Bancshares, Inc. (The)	23,460	606,206
First Bank	1,820	18,892
First Busey Corp.	29,559	594,136
First Business Financial Services, Inc.	1,140	33,619
First Commonwealth Financial Corp.	51,413	650,374
First Community Bankshares, Inc.	7,920	235,462
First Community Corp.	280	4,861
First Financial Bancorp	54,043	1,104,639
First Financial Bankshares, Inc.	73,748	2,101,081
First Financial Corp.	6,050	196,444
First Foundation, Inc.	46,950	186,392
First Interstate BancSystem, Inc., Class A	55,466	1,322,309
First Merchants Corp.	28,377	801,083
First Mid Bancshares, Inc.	9,400	226,916
First of Long Island Corp. (The)	15,575	187,211
First Western Financial, Inc.*	630	11,718
Five Star Bancorp	3,470	77,624
Flushing Financial Corp.	18,132	222,842
FS Bancorp, Inc. (x)	200	6,014
Fulton Financial Corp.	100,400	1,196,768
FVCBankcorp, Inc.*	2,555	27,517
German American Bancorp, Inc.	11,850	322,083
Glacier Bancorp, Inc.	57,638	1,796,576
Great Southern Bancorp, Inc. (x)	4,510	228,792
Greene County Bancorp, Inc. (x)	3,630	108,174
Guaranty Bancshares, Inc.	3,610	97,759
Hancock Whitney Corp.	49,287	1,891,635
Hanmi Financial Corp.	14,880	222,158
HarborOne Bancorp, Inc.	21,264	184,572
HBT Financial, Inc.	5,590	103,080
Heartland Financial USA, Inc.	20,200	562,974
Heritage Commerce Corp.	30,500	252,540
Heritage Financial Corp.	26,162	423,040
Hilltop Holdings, Inc.	25,900	814,814
Hingham Institution For Savings (The) (x)	1,210	257,948
Home Bancorp, Inc.	4,830	160,404
Home BancShares, Inc.	95,901	2,186,543
HomeStreet, Inc.	19,100	113,072
HomeTrust Bancshares, Inc.	8,750	182,787
Hope Bancorp, Inc.	74,114	624,040
Horizon Bancorp, Inc.	22,540	234,641
Independent Bank Corp.	12,440	210,982
Independent Bank Corp./MA	25,437	1,132,201
Independent Bank Group, Inc.	18,155	626,892
International Bancshares Corp.	31,590	1,396,278
John Marshall Bancorp, Inc. (x)	2,950	59,265
Kearny Financial Corp.	58,411	411,798
Lakeland Bancorp, Inc.	31,035	415,559
Lakeland Financial Corp.	13,900	674,428
LCNB Corp.	340	5,018
Live Oak Bancshares, Inc.	17,600	463,056
Luther Burbank Corp.	14,550	129,786
Macatawa Bank Corp.	16,750	155,440
MainStreet Bancshares, Inc. (x)	340	7,704
Mercantile Bank Corp.	7,330	202,455
Metrocity Bankshares, Inc.	7,260	129,881
Metropolitan Bank Holding Corp.*	15,040	522,339
Mid Penn Bancorp, Inc.	3,840	84,787
Middlefield Banc Corp.	250	6,700
Midland States Bancorp, Inc.	10,810	215,227
MidWestOne Financial Group, Inc.	8,300	177,371
MVB Financial Corp.	3,190	67,245
National Bank Holdings Corp., Class A	23,100	670,824
National Bankshares, Inc. (x)	140	4,087
NBT Bancorp, Inc.	24,682	786,122
Nicolet Bankshares, Inc.	6,200	421,042
Northeast Bank	2,580	107,509
Northeast Community Bancorp, Inc. (x)	1,020	15,178
Northfield Bancorp, Inc.	20,943	229,954
Northrim Bancorp, Inc.	280	11,012
Northwest Bancshares, Inc.	65,110	690,166
Norwood Financial Corp. (x)	310	9,154
Oak Valley Bancorp (x)	270	6,801
OceanFirst Financial Corp.	33,679	526,066
OFG Bancorp	24,000	625,920
Old National Bancorp	149,472	2,083,640
Old Second Bancorp, Inc.	18,550	242,263
Orange County Bancorp, Inc. (x)	230	8,510
Origin Bancorp, Inc.	15,590	456,787
Orrstown Financial Services, Inc.	1,010	19,342
Pacific Premier Bancorp, Inc.	48,933	1,011,934
PacWest Bancorp (x)	64,070	522,171
Park National Corp.	7,748	792,775
Parke Bancorp, Inc.	1,010	17,160
Pathward Financial, Inc.	20,900	968,924
PCB Bancorp	3,120	45,895
Peapack-Gladstone Financial Corp.	7,850	212,578
Penns Woods Bancorp, Inc. (x)	190	4,756
Peoples Bancorp, Inc.	17,308	459,527
Peoples Financial Services Corp.	3,840	168,154
Plumas Bancorp	170	6,067
Ponce Financial Group, Inc. (x)*	1,220	10,602
Preferred Bank	6,900	379,431
Premier Financial Corp.	19,333	309,715
Primis Financial Corp.	10,890	91,694
Princeton Bancorp, Inc. (x)	170	4,644
Provident Financial Services, Inc.	40,315	658,747
QCR Holdings, Inc.	5,600	229,768
RBB Bancorp	7,130	85,132
Red River Bancshares, Inc.	1,440	70,762
Renasant Corp.	32,481	848,729
Republic Bancorp, Inc., Class A	4,860	206,550
S&T Bancorp, Inc.	21,157	575,259
Sandy Spring Bancorp, Inc.	26,748	606,645
Seacoast Banking Corp. of Florida	45,019	994,920
ServisFirst Bancshares, Inc.	25,400	1,039,368
Shore Bancshares, Inc.	4,570	52,829
Sierra Bancorp	8,736	148,250
Simmons First National Corp., Class A	63,529	1,095,875
SmartFinancial, Inc.	3,870	83,244
South Plains Financial, Inc.	4,410	99,269
Southern First Bancshares, Inc.*	4,050	100,238

See Notes to Financial Statements.

1263

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Missouri Bancorp, Inc.	5,880	$226,086
Southern States Bancshares, Inc.	190	4,009
Southside Bancshares, Inc.	16,189	423,504
SouthState Corp.	40,686	2,677,139
Stellar Bancorp, Inc.	24,904	570,053
Sterling Bancorp, Inc.*	2,400	13,128
Stock Yards Bancorp, Inc.	14,850	673,744
Summit Financial Group, Inc.	6,220	128,505
Texas Capital Bancshares, Inc.*	29,400	1,514,100
Third Coast Bancshares, Inc.*	2,350	37,294
Timberland Bancorp, Inc.	310	7,930
Tompkins Financial Corp.	8,400	467,880
Towne Bank	43,921	1,020,724
TriCo Bancshares	22,112	734,118
Triumph Financial, Inc.*	12,300	746,856
TrustCo Bank Corp.	7,630	218,294
Trustmark Corp.	38,880	821,146
UMB Financial Corp.	25,618	1,560,136
United Bankshares, Inc.	66,864	1,983,855
United Community Banks, Inc.	61,780	1,543,882
Unity Bancorp, Inc.	1,670	39,395
Univest Financial Corp.	12,265	221,751
USCB Financial Holdings, Inc.*	1,810	18,462
Valley National Bancorp	217,186	1,683,192
Veritex Holdings, Inc.	29,970	537,362
Virginia National Bankshares Corp.	330	10,609
Washington Federal, Inc.	32,700	867,204
Washington Trust Bancorp, Inc.	9,420	252,550
WesBanco, Inc.	31,167	798,187
West Bancorp, Inc.	9,200	169,372
Westamerica Bancorp	14,274	546,694
WSFS Financial Corp.	35,045	1,321,897

		98,816,724

Capital Markets (1.3%)
AlTi Global, Inc. (x)*	1,180	9,039
Artisan Partners Asset Management, Inc., Class A (x)	28,900	1,136,059
AssetMark Financial Holdings, Inc.*	10,000	296,600
Avantax, Inc.*	24,900	557,262
B Riley Financial, Inc. (x)	10,374	476,997
Bakkt Holdings, Inc.*	66,850	82,225
BGC Partners, Inc., Class A	176,900	783,667
Brightsphere Investment Group, Inc.	16,700	349,865
Cohen & Steers, Inc.	11,909	690,603
Diamond Hill Investment Group, Inc.	1,313	224,917
Donnelley Financial Solutions, Inc.*	15,900	723,927
Focus Financial Partners, Inc., Class A*	30,224	1,587,062
Forge Global Holdings, Inc. (x)*	5,160	12,539
GCM Grosvenor, Inc., Class A	16,510	124,485
Hamilton Lane, Inc., Class A	19,530	1,562,009
MarketWise, Inc.	6,570	13,140
Moelis & Co., Class A	37,800	1,713,852
Open Lending Corp.*	54,100	568,591
P10, Inc., Class A (x)	2,000	22,600
Patria Investments Ltd., Class A	29,050	415,415
Perella Weinberg Partners, Class A	27,020	225,077
Piper Sandler Cos.	8,400	1,085,784
PJT Partners, Inc., Class A	12,900	898,356
Sculptor Capital Management, Inc., Class A	21,070	186,048
Silvercrest Asset Management Group, Inc., Class A	1,430	28,957
StepStone Group, Inc., Class A	26,600	659,946
StoneX Group, Inc.*	8,700	722,796
Value Line, Inc.	800	36,720
Victory Capital Holdings, Inc., Class A	21,780	686,941
Virtus Investment Partners, Inc.	4,078	805,283
WisdomTree, Inc.	72,380	496,527

		17,183,289

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	4,750	199,547
Bread Financial Holdings, Inc.	25,200	791,028
Consumer Portfolio Services, Inc.*	2,290	26,724
Encore Capital Group, Inc.*	15,700	763,334
Enova International, Inc.*	16,213	861,235
FirstCash Holdings, Inc.	19,895	1,856,800
Green Dot Corp., Class A*	32,600	610,924
LendingClub Corp.*	49,700	484,575
LendingTree, Inc.*	14,120	312,193
Navient Corp.	58,600	1,088,788
Nelnet, Inc., Class A	7,749	747,624
NerdWallet, Inc., Class A*	26,790	252,094
OppFi, Inc. (x)*	3,300	6,732
PRA Group, Inc.*	29,048	663,747
PROG Holdings, Inc.*	24,740	794,649
Regional Management Corp.	5,630	171,715
Upstart Holdings, Inc. (x)*	38,510	1,379,043
World Acceptance Corp.*	2,481	332,479

		11,343,231

Financial Services (2.2%)
Acacia Research Corp. (x)*	3,240	13,479
Alerus Financial Corp.	4,630	83,247
A-Mark Precious Metals, Inc.	7,400	277,019
AvidXchange Holdings, Inc.*	73,900	767,082
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	339,305
Cannae Holdings, Inc.*	49,100	992,311
Cantaloupe, Inc.*	24,510	195,100
Cass Information Systems, Inc.	7,978	309,387
Compass Diversified Holdings	30,500	661,545
Enact Holdings, Inc.	24,210	608,397
Essent Group Ltd.	61,590	2,882,412
Evertec, Inc.	38,100	1,403,223
Federal Agricultural Mortgage Corp., Class C	6,330	909,874
Finance of America Cos., Inc., Class A*	3,730	7,124
Flywire Corp.*	51,324	1,593,097
Home Point Capital, Inc.*	5,640	13,085
I3 Verticals, Inc., Class A*	10,990	251,231
International Money Express, Inc.*	12,600	309,078
Jackson Financial, Inc., Class A	50,920	1,558,661
Marqeta, Inc., Class A*	261,860	1,275,258
Merchants Bancorp	8,510	217,686
Mr Cooper Group, Inc.*	36,588	1,852,816
NewtekOne, Inc. (x)	4,430	70,437
NMI Holdings, Inc., Class A*	46,600	1,203,212
Ocwen Financial Corp.*	300	8,991
Pagseguro Digital Ltd., Class A*	106,100	1,001,584
Payoneer Global, Inc.*	188,580	907,070

See Notes to Financial Statements.

1264

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Paysafe Ltd. (x)*	20,549	$207,340
Paysign, Inc.*	2,090	5,121
PennyMac Financial Services, Inc.	18,300	1,286,673
Priority Technology Holdings, Inc.*	1,600	5,792
Radian Group, Inc.	84,100	2,126,048
Remitly Global, Inc.*	53,240	1,001,977
Repay Holdings Corp., Class A*	43,900	343,737
Security National Financial Corp., Class A*	400	3,548
StoneCo Ltd., Class A*	155,530	1,981,452
SWK Holdings Corp.*	330	5,524
Velocity Financial, Inc.*	1,030	11,876
Walker & Dunlop, Inc.	15,945	1,261,090
Waterstone Financial, Inc.	14,180	205,468

		28,157,357

Insurance (1.7%)
Ambac Financial Group, Inc.*	19,600	279,104
American Equity Investment Life Holding Co.	39,293	2,047,558
AMERISAFE, Inc.	11,000	586,520
Argo Group International Holdings Ltd.	19,085	565,107
BRP Group, Inc., Class A*	29,500	731,010
CNO Financial Group, Inc.	60,901	1,441,527
Crawford & Co., Class A	3,470	38,482
Donegal Group, Inc., Class A	13,234	190,967
eHealth, Inc.*	25,800	207,432
Employers Holdings, Inc.	19,801	740,755
Enstar Group Ltd.*	6,588	1,609,053
F&G Annuities & Life, Inc.	2,760	68,393
Genworth Financial, Inc., Class A*	286,600	1,433,000
GoHealth, Inc., Class A (x)*	540	10,643
Goosehead Insurance, Inc., Class A*	9,200	578,588
Greenlight Capital Re Ltd., Class A*	17,573	185,132
HCI Group, Inc.	5,000	308,900
Hippo Holdings, Inc.*	9,981	164,986
Horace Mann Educators Corp.	23,137	686,244
Investors Title Co.	900	131,400
James River Group Holdings Ltd.	16,900	308,594
Kingsway Financial Services, Inc.*	1,080	8,802
Lemonade, Inc. (x)*	20,300	342,055
Maiden Holdings Ltd.*	2,040	4,284
MBIA, Inc.*	33,200	286,848
Mercury General Corp.	13,500	408,645
National Western Life Group, Inc., Class A	1,100	457,116
NI Holdings, Inc.*	1,760	26,136
Oscar Health, Inc., Class A*	68,100	548,886
Palomar Holdings, Inc.*	12,600	731,304
ProAssurance Corp.	29,900	451,191
Safety Insurance Group, Inc.	8,375	600,655
Selective Insurance Group, Inc.	32,832	3,150,230
Selectquote, Inc.*	124,857	243,471
SiriusPoint Ltd.*	38,700	349,461
Skyward Specialty Insurance Group, Inc.*	9,760	247,904
Stewart Information Services Corp.	12,727	523,589
Tiptree, Inc., Class A	15,240	228,752
Trupanion, Inc.*	19,900	391,632
United Fire Group, Inc.	10,044	227,597
United Insurance Holdings Corp. (x)*	2,070	9,232
Universal Insurance Holdings, Inc.	18,200	280,826

		21,832,011

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	10,600	131,970
Angel Oak Mortgage REIT, Inc. (REIT)	4,470	36,833
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	979,259
Arbor Realty Trust, Inc. (REIT)	86,400	1,280,448
Ares Commercial Real Estate Corp. (REIT) (x)	28,460	288,869
ARMOUR Residential REIT, Inc. (REIT) (x)	85,650	456,514
Blackstone Mortgage Trust, Inc. (REIT), Class A	86,700	1,804,227
BrightSpire Capital, Inc. (REIT), Class A (x)	102,580	690,363
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,750	56,812
Chimera Investment Corp. (REIT)	111,400	642,778
Claros Mortgage Trust, Inc. (REIT)	46,400	526,176
Dynex Capital, Inc. (REIT) (x)	29,200	367,628
Ellington Financial, Inc. (REIT)	27,300	376,740
Franklin BSP Realty Trust, Inc. (REIT)	42,443	600,993
Granite Point Mortgage Trust, Inc. (REIT)	43,590	231,027
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	53,370	1,334,250
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	363,358
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	317,637
Ladder Capital Corp. (REIT), Class A	65,148	706,856
MFA Financial, Inc. (REIT)	65,875	740,435
New York Mortgage Trust, Inc. (REIT)	54,250	538,160
Nexpoint Real Estate Finance, Inc. (REIT)	3,380	52,694
Orchid Island Capital, Inc. (REIT) (x)	34,759	359,756
PennyMac Mortgage Investment Trust (REIT)	50,745	684,043
Ready Capital Corp. (REIT) (x)	85,589	965,444
Redwood Trust, Inc. (REIT)	54,691	348,382
TPG RE Finance Trust, Inc. (REIT)	32,160	238,306
Two Harbors Investment Corp. (REIT)	67,000	929,960

		16,049,918

Total Financials		193,382,530

Health Care (16.7%)
Biotechnology (7.5%)
2seventy bio, Inc.*	27,663	279,950
4D Molecular Therapeutics, Inc.*	13,600	245,752
89bio, Inc. (x)*	33,010	625,540
Aadi Bioscience, Inc. (x)*	6,680	45,691
ACADIA Pharmaceuticals, Inc.*	62,200	1,489,690
Acrivon Therapeutics, Inc.*	2,010	26,050
Actinium Pharmaceuticals, Inc. (x)*	1,910	14,172
Adicet Bio, Inc.*	22,220	53,995
ADMA Biologics, Inc.*	83,200	307,008

See Notes to Financial Statements.

1265

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Aerovate Therapeutics, Inc. (x)*	9,970	$170,985
Agenus, Inc.*	170,060	272,096
Agios Pharmaceuticals, Inc.*	32,000	906,240
Akero Therapeutics, Inc.*	23,990	1,120,093
Aldeyra Therapeutics, Inc.*	17,590	147,580
Alector, Inc.*	38,790	233,128
Alkermes plc*	94,840	2,968,492
Allakos, Inc.*	9,440	41,158
Allogene Therapeutics, Inc.*	65,591	325,987
Allovir, Inc.*	37,130	126,242
Alpine Immune Sciences, Inc. (x)*	11,080	113,902
Altimmune, Inc.*	23,570	83,202
ALX Oncology Holdings, Inc.*	25,240	189,552
Amicus Therapeutics, Inc.*	145,700	1,829,992
AnaptysBio, Inc.*	14,000	284,760
Anavex Life Sciences Corp. (x)*	32,200	261,786
Anika Therapeutics, Inc.*	11,100	288,378
Annexon, Inc.*	20,310	71,491
Arbutus Biopharma Corp.*	68,030	156,469
Arcellx, Inc.*	20,270	640,937
Arcturus Therapeutics Holdings, Inc.*	12,200	349,896
Arcus Biosciences, Inc.*	25,900	526,029
Arcutis Biotherapeutics, Inc.*	37,830	360,520
Ardelyx, Inc.*	113,740	385,579
Arrowhead Pharmaceuticals, Inc.*	57,500	2,050,450
ARS Pharmaceuticals, Inc.*	8,260	55,342
Astria Therapeutics, Inc.*	2,460	20,492
Atara Biotherapeutics, Inc.*	95,500	153,755
Aura Biosciences, Inc.*	7,390	91,266
Aurinia Pharmaceuticals, Inc.*	67,600	654,368
Avid Bioservices, Inc.*	26,500	370,205
Avidity Biosciences, Inc.*	56,800	629,912
Avita Medical, Inc.*	2,630	44,736
Beam Therapeutics, Inc. (x)*	43,630	1,393,106
BioAtla, Inc.*	4,180	12,540
BioCryst Pharmaceuticals, Inc. (x)*	95,400	671,616
Biohaven Ltd.*	33,100	791,752
Biomea Fusion, Inc. (x)*	9,640	211,598
BioVie, Inc., Class A*	2,170	9,353
Bioxcel Therapeutics, Inc.*	16,300	108,558
Bluebird Bio, Inc. (x)*	110,030	361,999
Blueprint Medicines Corp.*	30,500	1,927,600
Bridgebio Pharma, Inc.*	56,351	969,237
Cabaletta Bio, Inc.*	3,700	47,767
CareDx, Inc.*	34,930	296,905
Caribou Biosciences, Inc.*	42,190	179,307
Carisma Therapeutics, Inc. (x)	3,390	29,730
Catalyst Pharmaceuticals, Inc.*	51,230	688,531
Celcuity, Inc. (x)*	670	7,357
Celldex Therapeutics, Inc.*	30,580	1,037,579
Century Therapeutics, Inc. (x)*	8,740	27,618
Cerevel Therapeutics Holdings, Inc. (x)*	38,890	1,236,313
Chinook Therapeutics, Inc.*	35,960	1,381,583
Cogent Biosciences, Inc.*	39,700	470,048
Coherus Biosciences, Inc.*	93,110	397,580
Compass Therapeutics, Inc.*	4,260	13,547
Crinetics Pharmaceuticals, Inc.*	26,500	477,530
Cue Biopharma, Inc. (x)*	2,600	9,490
Cullinan Oncology, Inc.*	19,300	207,668
Cytokinetics, Inc. (x)*	49,740	1,622,519
Day One Biopharmaceuticals, Inc.*	22,000	262,680
Deciphera Pharmaceuticals, Inc.*	21,700	305,536
Denali Therapeutics, Inc.*	63,090	1,861,786
Design Therapeutics, Inc.*	26,000	163,800
Disc Medicine, Inc. (x)*	2,890	128,316
Dynavax Technologies Corp.*	69,210	894,193
Dyne Therapeutics, Inc.*	25,620	288,225
Eagle Pharmaceuticals, Inc.*	11,710	227,642
Editas Medicine, Inc., Class A*	32,200	265,006
Emergent BioSolutions, Inc.*	24,900	183,015
Enanta Pharmaceuticals, Inc.*	11,570	247,598
Entrada Therapeutics, Inc. (x)*	910	13,777
EQRx, Inc. (x)*	140,170	260,716
Erasca, Inc.*	63,070	174,073
Fate Therapeutics, Inc.*	68,830	327,631
Fennec Pharmaceuticals, Inc. (x)*	1,420	12,539
FibroGen, Inc.*	48,500	130,950
Foghorn Therapeutics, Inc.*	6,320	44,493
Genelux Corp. (x)*	410	13,415
Generation Bio Co.*	43,437	238,904
Geron Corp.*	265,931	853,639
Graphite Bio, Inc.*	760	1,976
Gritstone bio, Inc.*	9,000	17,550
Halozyme Therapeutics, Inc.*	71,935	2,594,695
Heron Therapeutics, Inc. (x)*	106,560	123,610
HilleVax, Inc.*	8,710	149,725
Humacyte, Inc.*	28,110	80,395
Icosavax, Inc.*	16,310	161,958
Ideaya Biosciences, Inc.*	23,530	552,955
IGM Biosciences, Inc. (x)*	15,430	142,419
Immuneering Corp., Class A (x)*	1,010	10,241
ImmunityBio, Inc.*	142,130	395,121
ImmunoGen, Inc.*	126,168	2,380,790
Immunovant, Inc.*	23,300	442,001
Inhibrx, Inc.*	19,600	508,816
Inozyme Pharma, Inc. (x)*	4,610	25,678
Insmed, Inc.*	70,700	1,491,770
Intellia Therapeutics, Inc.*	44,500	1,814,710
Intercept Pharmaceuticals, Inc.*	30,860	341,312
Iovance Biotherapeutics, Inc.*	111,090	782,074
Ironwood Pharmaceuticals, Inc., Class A*	68,900	733,096
iTeos Therapeutics, Inc.*	18,730	247,985
IVERIC bio, Inc.*	72,120	2,837,201
Janux Therapeutics, Inc.*	10,590	125,703
KalVista Pharmaceuticals, Inc.*	23,890	215,010
Karyopharm Therapeutics, Inc. (x)*	118,350	211,846
Keros Therapeutics, Inc.*	12,020	482,964
Kezar Life Sciences, Inc. (x)*	49,640	121,618
Kiniksa Pharmaceuticals Ltd., Class A*	23,300	328,064
Kodiak Sciences, Inc.*	34,950	241,155
Krystal Biotech, Inc.*	13,500	1,584,900
Kura Oncology, Inc.*	30,800	325,864
Kymera Therapeutics, Inc.*	15,000	344,850
Larimar Therapeutics, Inc.*	2,230	6,980
Lexicon Pharmaceuticals, Inc. (x)*	138,091	316,228
Lineage Cell Therapeutics, Inc.*	6,470	9,123
Lyell Immunopharma, Inc.*	92,309	293,543
MacroGenics, Inc.*	55,500	296,925
Madrigal Pharmaceuticals, Inc.*	8,180	1,889,580
MannKind Corp.*	120,800	491,656
MeiraGTx Holdings plc*	24,550	164,976
Merrimack Pharmaceuticals, Inc. (x)*	590	7,257

See Notes to Financial Statements.

1266

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mersana Therapeutics, Inc.*	97,680	$321,367
MiMedx Group, Inc.*	64,300	425,023
Mineralys Therapeutics, Inc.*	7,240	123,442
Mirum Pharmaceuticals, Inc. (x)*	10,400	269,048
Monte Rosa Therapeutics, Inc.*	16,740	114,669
Morphic Holding, Inc.*	16,250	931,613
Myriad Genetics, Inc.*	39,400	913,292
Nkarta, Inc.*	43,910	96,163
Novavax, Inc. (x)*	51,070	379,450
Nurix Therapeutics, Inc.*	26,710	266,833
Nuvalent, Inc., Class A*	10,700	451,219
Nuvectis Pharma, Inc.*	730	11,658
Ocean Biomedical, Inc. (x)*	27,540	165,515
Olema Pharmaceuticals, Inc. (x)*	3,590	32,418
Omega Therapeutics, Inc.*	1,180	6,608
Organogenesis Holdings, Inc., Class A*	87,450	290,334
ORIC Pharmaceuticals, Inc. (x)*	2,980	23,125
Outlook Therapeutics, Inc.*	79,510	138,347
Ovid therapeutics, Inc.*	2,340	7,675
PDL BioPharma, Inc. (r)(x)*	111,727	9,938
PDS Biotechnology Corp. (x)*	18,920	95,168
PepGen, Inc.*	10,510	93,959
PMV Pharmaceuticals, Inc.*	25,310	158,441
Point Biopharma Global, Inc. (x)*	70,520	638,911
Poseida Therapeutics, Inc., Class A*	6,570	11,563
Precigen, Inc. (x)*	139,660	160,609
Prelude Therapeutics, Inc.*	900	4,050
Prime Medicine, Inc. (x)*	16,260	238,209
ProKidney Corp., Class A (x)*	3,070	34,353
Protagonist Therapeutics, Inc.*	28,600	789,932
Protalix BioTherapeutics, Inc. (x)*	11,700	23,400
Prothena Corp. plc*	20,790	1,419,541
PTC Therapeutics, Inc.*	39,200	1,594,264
Rallybio Corp. (x)*	5,060	28,640
RAPT Therapeutics, Inc. (x)*	19,100	357,170
Recursion Pharmaceuticals, Inc., Class A*	58,581	437,600
REGENXBIO, Inc.*	22,900	457,771
Relay Therapeutics, Inc.*	66,980	841,269
Reneo Pharmaceuticals, Inc.*	1,430	9,381
Replimune Group, Inc.*	24,930	578,875
REVOLUTION Medicines, Inc.*	54,160	1,448,780
Rhythm Pharmaceuticals, Inc.*	27,430	452,321
Rigel Pharmaceuticals, Inc.*	238,440	307,588
Rocket Pharmaceuticals, Inc.*	29,480	585,768
Sage Therapeutics, Inc.*	26,300	1,236,626
Sana Biotechnology, Inc.*	62,800	374,288
Sangamo Therapeutics, Inc.*	127,180	165,334
Savara, Inc.*	5,970	19,074
Scholar Rock Holding Corp.*	2,650	19,981
Selecta Biosciences, Inc. (x)*	11,360	12,723
Seres Therapeutics, Inc. (x)*	63,400	303,686
SpringWorks Therapeutics, Inc. (x)*	31,120	815,966
Stoke Therapeutics, Inc.*	22,610	240,344
Summit Therapeutics, Inc. (x)*	24,180	60,692
Sutro Biopharma, Inc.*	50,860	236,499
Syndax Pharmaceuticals, Inc.*	44,110	923,222
Tango Therapeutics, Inc.*	22,080	73,306
Tenaya Therapeutics, Inc.*	27,270	160,075
TG Therapeutics, Inc.*	70,770	1,757,927
Travere Therapeutics, Inc.*	38,900	597,504
Twist Bioscience Corp.*	25,712	526,068
Tyra Biosciences, Inc. (x)*	5,590	95,198
UroGen Pharma Ltd. (x)*	1,640	16,974
Vanda Pharmaceuticals, Inc.*	40,670	268,015
Vaxcyte, Inc.*	49,098	2,451,954
Vaxxinity, Inc., Class A*	1,640	4,133
Vera Therapeutics, Inc., Class A (x)*	16,780	269,319
Veracyte, Inc.*	47,090	1,199,382
Vericel Corp.*	22,000	826,540
Verve Therapeutics, Inc.*	23,600	442,500
Vigil Neuroscience, Inc. (x)*	560	5,264
Viking Therapeutics, Inc.*	51,340	832,221
Vir Biotechnology, Inc.*	44,720	1,096,982
Viridian Therapeutics, Inc.*	19,800	471,042
Vor BioPharma, Inc.*	1,550	4,789
Voyager Therapeutics, Inc.*	6,460	73,967
X4 Pharmaceuticals, Inc. (x)*	32,700	63,438
Xencor, Inc.*	32,400	809,028
XOMA Corp. (x)*	470	8,878
Y-mAbs Therapeutics, Inc.*	33,730	229,027
Zentalis Pharmaceuticals, Inc.*	24,354	687,026
Zura Bio Ltd., Class A*	8,260	67,732
Zymeworks, Inc.*	5,740	49,594

		97,035,171

Health Care Equipment & Supplies (3.5%)
Accuray, Inc. (x)*	5,820	22,523
Alphatec Holdings, Inc.*	51,000	916,980
AngioDynamics, Inc.*	23,280	242,810
Artivion, Inc.*	18,168	312,308
AtriCure, Inc.*	27,900	1,377,144
Atrion Corp.	900	509,130
Avanos Medical, Inc.*	26,400	674,784
Axogen, Inc.*	27,750	253,358
Axonics, Inc.*	25,400	1,281,938
Beyond Air, Inc. (x)*	3,590	15,293
Butterfly Network, Inc.*	111,290	255,967
Cerus Corp.*	94,100	231,486
ClearPoint Neuro, Inc. (x)*	2,460	17,810
CONMED Corp.	15,887	2,158,884
Cutera, Inc. (x)*	17,400	263,262
CVRx, Inc.*	1,930	29,799
Embecta Corp.	28,900	624,240
Figs, Inc., Class A*	64,300	531,761
Glaukos Corp.*	23,122	1,646,518
Haemonetics Corp.*	26,200	2,230,668
Inari Medical, Inc.*	27,679	1,609,257
Inmode Ltd. (x)*	41,380	1,545,543
Inogen, Inc.*	23,140	267,267
Integer Holdings Corp.*	17,618	1,561,131
iRadimed Corp.	5,600	267,344
iRhythm Technologies, Inc.*	16,100	1,679,552
KORU Medical Systems, Inc.*	920	3,174
Lantheus Holdings, Inc.*	35,000	2,937,200
LeMaitre Vascular, Inc.	9,300	625,704
LivaNova plc*	28,000	1,440,040
Merit Medical Systems, Inc.*	29,207	2,442,873
Nano-X Imaging Ltd.*	27,000	418,230
Neogen Corp.*	112,913	2,455,858
Nevro Corp.*	19,500	495,690
NuVasive, Inc.*	28,609	1,189,848
Omnicell, Inc.*	23,355	1,720,563
OraSure Technologies, Inc.*	69,086	346,121
Orchestra BioMed Holdings, Inc.*	1,040	7,280
Orthofix Medical, Inc.*	18,534	334,724
OrthoPediatrics Corp.*	5,800	254,330

See Notes to Financial Statements.

1267

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Outset Medical, Inc. (x)*	23,700	$518,319
Paragon 28, Inc.*	23,200	411,568
PROCEPT BioRobotics Corp. (x)*	19,270	681,195
Pulmonx Corp.*	18,400	241,224
Pulse Biosciences, Inc. (x)*	1,170	8,412
RxSight, Inc.*	10,110	291,168
Sanara Medtech, Inc. (x)*	160	6,416
Semler Scientific, Inc.*	470	12,333
SI-BONE, Inc.*	14,900	402,002
Sight Sciences, Inc.*	16,070	133,060
Silk Road Medical, Inc. (x)*	18,400	597,816
STAAR Surgical Co.*	24,800	1,303,736
Surmodics, Inc.*	8,721	273,055
Tactile Systems Technology, Inc.*	24,000	598,320
Tela Bio, Inc.*	1,300	13,169
TransMedics Group, Inc.*	15,800	1,326,884
Treace Medical Concepts, Inc.*	24,150	617,757
UFP Technologies, Inc.*	4,870	944,050
Utah Medical Products, Inc.	2,600	242,320
Varex Imaging Corp.*	21,700	511,469
Vicarious Surgical, Inc., Class A*	14,410	26,370
ViewRay, Inc.*	125,240	44,110
Zimvie, Inc.*	15,070	169,236
Zynex, Inc. (x)*	25,600	245,504

		44,817,885

Health Care Providers & Services (2.8%)
23andMe Holding Co., Class A (x)*	164,700	288,225
Accolade, Inc.*	39,296	529,317
AdaptHealth Corp., Class A*	40,997	498,933
Addus HomeCare Corp.*	7,100	658,170
Agiliti, Inc. (x)*	16,360	269,940
AirSculpt Technologies, Inc.	15,280	131,713
Alignment Healthcare, Inc.*	40,300	231,725
AMN Healthcare Services, Inc.*	22,500	2,455,200
Apollo Medical Holdings, Inc. (x)*	18,800	594,080
Aveanna Healthcare Holdings, Inc.*	26,980	45,596
Brookdale Senior Living, Inc.*	105,100	443,522
Cano Health, Inc. (x)*	205,620	285,812
CareMax, Inc.*	37,770	117,465
Castle Biosciences, Inc.*	21,550	295,666
Community Health Systems, Inc.*	88,300	388,520
CorVel Corp.*	4,600	890,100
Cross Country Healthcare, Inc.*	28,895	811,372
DocGo, Inc.*	42,000	393,540
Enhabit, Inc.*	5,770	66,355
Ensign Group, Inc. (The)	29,000	2,768,340
Fulgent Genetics, Inc.*	10,400	385,112
Guardant Health, Inc.*	59,380	2,125,804
HealthEquity, Inc.*	43,400	2,740,276
Hims & Hers Health, Inc.*	92,820	872,508
InfuSystem Holdings, Inc.*	700	6,741
Innovage Holding Corp.*	23,330	174,975
Invitae Corp.*	262,820	296,987
Joint Corp. (The)*	11,560	156,060
LifeStance Health Group, Inc.*	81,300	742,269
ModivCare, Inc.*	6,823	308,468
National HealthCare Corp.	7,300	451,286
National Research Corp.	7,625	331,764
NeoGenomics, Inc.*	80,540	1,294,278
OPKO Health, Inc. (x)*	232,400	504,308
Option Care Health, Inc.*	88,265	2,867,730
Owens & Minor, Inc.*	37,000	704,480
P3 Health Partners, Inc.*	11,670	34,893
Patterson Cos., Inc.	46,100	1,533,286
Pediatrix Medical Group, Inc.*	48,100	683,501
Pennant Group, Inc. (The)*	17,110	210,111
PetIQ, Inc., Class A*	22,700	344,359
Privia Health Group, Inc.*	49,949	1,304,168
Progyny, Inc.*	38,800	1,526,392
Quipt Home Medical Corp.*	2,900	15,486
RadNet, Inc.*	24,900	812,238
Select Medical Holdings Corp.	59,703	1,902,137
Surgery Partners, Inc.*	36,060	1,622,339
US Physical Therapy, Inc.	7,007	850,580
Viemed Healthcare, Inc.*	1,400	13,692

		36,979,819

Health Care Technology (0.6%)
American Well Corp., Class A*	113,590	238,539
Computer Programs and Systems, Inc.*	10,002	246,949
Definitive Healthcare Corp., Class A*	7,190	79,090
Evolent Health, Inc., Class A*	58,830	1,782,549
Health Catalyst, Inc.*	23,200	290,000
HealthStream, Inc.	13,000	319,280
Multiplan Corp.*	191,300	403,643
NextGen Healthcare, Inc.*	30,476	494,321
OptimizeRx Corp.*	14,150	202,204
Phreesia, Inc.*	24,800	769,048
Schrodinger, Inc.*	28,835	1,439,443
Sharecare, Inc.*	164,560	287,980
Simulations Plus, Inc.	6,900	298,977
Veradigm, Inc.*	72,600	914,760

		7,766,783

Life Sciences Tools & Services (0.4%)
Adaptive Biotechnologies Corp.*	56,200	377,102
Akoya Biosciences, Inc.*	16,780	124,004
BioLife Solutions, Inc.*	12,800	282,880
Codexis, Inc.*	58,390	163,492
CryoPort, Inc. (x)*	19,400	334,650
Cytek Biosciences, Inc.*	49,535	423,029
Harvard Bioscience, Inc.*	2,450	13,451
MaxCyte, Inc.*	45,830	210,360
Mesa Laboratories, Inc.	2,400	308,400
NanoString Technologies, Inc.*	34,730	140,656
Nautilus Biotechnology, Inc., Class A*	11,900	46,053
OmniAb, Inc. (Earn Out Shares) (r)*	7,376	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	54,358	273,421
Pacific Biosciences of California, Inc.*	134,610	1,790,313
Quanterix Corp.*	19,700	444,235
Quantum-Si, Inc.*	32,120	57,495
Seer, Inc., Class A*	31,690	135,316
SomaLogic, Inc.*	97,220	224,578

		5,349,435

Pharmaceuticals (1.9%)
Aclaris Therapeutics, Inc.*	33,500	347,395
Amneal Pharmaceuticals, Inc.*	93,066	288,505
Amphastar Pharmaceuticals, Inc.*	20,500	1,178,135
Amylyx Pharmaceuticals, Inc. (x)*	26,357	568,520
ANI Pharmaceuticals, Inc.*	6,850	368,735
Arvinas, Inc.*	23,000	570,860

See Notes to Financial Statements.

1268

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Assertio Holdings, Inc.*	13,020	$70,568
Atea Pharmaceuticals, Inc.*	65,290	244,185
Axsome Therapeutics, Inc. (x)*	18,800	1,350,968
Biote Corp., Class A (x)*	1,330	8,991
Bright Green Corp. (x)*	4,950	4,999
Cara Therapeutics, Inc.*	53,900	152,537
Cassava Sciences, Inc. (x)*	17,700	434,004
Citius Pharmaceuticals, Inc. (x)*	11,250	13,500
Collegium Pharmaceutical, Inc.*	21,600	464,184
Corcept Therapeutics, Inc.*	44,400	987,900
CorMedix, Inc. (x)*	4,060	16,098
Cymabay Therapeutics, Inc.*	52,380	573,561
DICE Therapeutics, Inc.*	18,800	873,448
Edgewise Therapeutics, Inc. (x)*	22,890	177,397
Enliven Therapeutics, Inc. (x)*	2,960	60,414
Evolus, Inc.*	33,100	240,637
Eyenovia, Inc. (x)*	4,450	10,547
EyePoint Pharmaceuticals, Inc. (x)*	9,840	85,608
Harmony Biosciences Holdings, Inc.*	17,620	620,048
Harrow Health, Inc.*	4,520	86,061
Ikena Oncology, Inc.*	770	5,051
Innoviva, Inc.*	51,480	655,340
Intra-Cellular Therapies, Inc.*	50,040	3,168,533
Ligand Pharmaceuticals, Inc.*	9,726	701,245
Liquidia Corp.*	37,000	290,450
Longboard Pharmaceuticals, Inc.*	970	7,120
Marinus Pharmaceuticals, Inc.*	9,140	99,260
NGM Biopharmaceuticals, Inc.*	28,790	74,566
Nuvation Bio, Inc.*	107,470	193,446
Ocular Therapeutix, Inc.*	50,500	260,580
Omeros Corp.*	5,850	31,824
Optinose, Inc. (x)*	6,850	8,426
Pacira BioSciences, Inc.*	22,400	897,568
Phathom Pharmaceuticals, Inc.*	25,980	372,034
Phibro Animal Health Corp., Class A	13,390	183,443
Pliant Therapeutics, Inc. (x)*	30,170	546,680
Prestige Consumer Healthcare, Inc.*	30,000	1,782,900
Rain Oncology, Inc.*	21,290	25,548
Reata Pharmaceuticals, Inc., Class A (x)*	14,300	1,458,028
Revance Therapeutics, Inc.*	42,200	1,068,082
Scilex Holding Co. (r)*	19,093	90,396
scPharmaceuticals, Inc. (x)*	4,150	42,289
SIGA Technologies, Inc.	39,530	199,627
Supernus Pharmaceuticals, Inc.*	26,600	799,596
Taro Pharmaceutical Industries Ltd. (x)*	570	21,620
Tarsus Pharmaceuticals, Inc.*	14,180	256,233
Terns Pharmaceuticals, Inc. (x)*	6,990	61,162
Theravance Biopharma, Inc.*	34,900	361,215
Theseus Pharmaceuticals, Inc.*	11,450	106,828
Third Harmonic Bio, Inc.*	760	3,656
Trevi Therapeutics, Inc. (x)*	4,360	10,420
Ventyx Biosciences, Inc.*	24,990	819,672
Verrica Pharmaceuticals, Inc.*	1,590	9,174
WaVe Life Sciences Ltd. (x)*	3,040	11,066
Xeris Biopharma Holdings, Inc.*	51,000	133,620
Zevra Therapeutics, Inc.*	2,350	11,985

		24,566,488

Total Health Care		216,515,581

Industrials (17.1%)
Aerospace & Defense (1.0%)
AAR Corp.*	19,112	1,103,909
Aerojet Rocketdyne Holdings, Inc.*	46,470	2,549,809
AeroVironment, Inc.*	15,631	1,598,739
AerSale Corp.*	10,410	153,027
Archer Aviation, Inc., Class A*	43,420	178,890
Astronics Corp.*	11,800	234,348
Cadre Holdings, Inc.	5,860	127,748
Ducommun, Inc.*	5,090	221,771
Eve Holding, Inc. (x)*	720	7,546
Kaman Corp.	15,392	374,487
Kratos Defense & Security Solutions, Inc.*	61,400	880,476
Leonardo DRS, Inc. (x)*	26,970	467,660
Moog, Inc., Class A	18,453	2,000,859
National Presto Industries, Inc.	1,130	82,716
Park Aerospace Corp.	11,762	162,316
Parsons Corp.*	22,050	1,061,487
Redwire Corp.(x)*	2,010	5,125
Rocket Lab USA, Inc. (x)*	148,930	893,580
Terran Orbital Corp. (x)*	30,920	46,380
Triumph Group, Inc.*	27,800	343,886
V2X, Inc.*	5,200	257,712
Virgin Galactic Holdings, Inc.*	115,100	446,588

		13,199,059

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,600	558,552
Forward Air Corp.	17,240	1,829,336
Hub Group, Inc., Class A*	19,133	1,536,763
Radiant Logistics, Inc.*	17,220	115,718

		4,040,369

Building Products (1.8%)
AAON, Inc.	23,400	2,218,554
American Woodmark Corp.*	9,600	733,152
Apogee Enterprises, Inc.	16,000	759,520
AZZ, Inc.	14,686	638,254
CSW Industrials, Inc.	8,400	1,395,996
Gibraltar Industries, Inc.*	18,300	1,151,436
Griffon Corp.	26,643	1,073,713
Insteel Industries, Inc.	9,600	298,752
Janus International Group, Inc.*	41,200	439,192
JELD-WEN Holding, Inc.*	38,226	670,484
Masonite International Corp.*	13,600	1,393,184
Masterbrand, Inc.*	69,310	806,075
PGT Innovations, Inc.*	32,500	947,375
Quanex Building Products Corp.	16,667	447,509
Resideo Technologies, Inc.*	71,900	1,269,754
Simpson Manufacturing Co., Inc.	24,019	3,326,632
UFP Industries, Inc.	34,362	3,334,832
Zurn Elkay Water Solutions Corp.	79,080	2,126,461

		23,030,875

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	37,032	1,579,415
ACCO Brands Corp.	44,636	232,554
ACV Auctions, Inc., Class A*	67,890	1,172,460
Aris Water Solutions, Inc., Class A	5,210	53,767
Aurora Innovation, Inc.*	162,420	477,515
BrightView Holdings, Inc.*	19,320	138,718
Brink’s Co. (The)	28,400	1,926,372

See Notes to Financial Statements.

1269

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Casella Waste Systems, Inc., Class A*	29,740	$2,689,983
CECO Environmental Corp.*	2,600	34,736
Cimpress plc*	10,000	594,800
CompX International, Inc.	120	2,616
CoreCivic, Inc.*	66,800	628,588
Deluxe Corp.	28,261	494,002
Ennis, Inc.	8,106	165,200
Enviri Corp.*	46,800	461,916
GEO Group, Inc. (The)*	61,400	439,624
Healthcare Services Group, Inc.	39,869	595,244
Heritage-Crystal Clean, Inc.*	7,400	279,646
HNI Corp.	27,112	764,016
Interface, Inc., Class A	29,998	263,683
LanzaTech Global, Inc. (x)*	4,940	33,740
Li-Cycle Holdings Corp.*	66,700	370,185
Liquidity Services, Inc.*	12,850	212,025
Matthews International Corp., Class A	18,459	786,723
MillerKnoll, Inc.	41,589	614,685
Montrose Environmental Group, Inc.*	11,600	488,592
NL Industries, Inc.	4,745	26,240
OPENLANE, Inc.*	75,000	1,141,500
Performant Financial Corp.*	1,950	5,265
Pitney Bowes, Inc.	92,900	328,866
Quad/Graphics, Inc.*	2,010	7,558
SP Plus Corp.*	10,940	427,863
Steelcase, Inc., Class A	47,972	369,864
UniFirst Corp.	8,805	1,364,863
Viad Corp.*	9,504	255,468
VSE Corp.	2,490	136,178

		19,564,470

Construction & Engineering (1.5%)
Ameresco, Inc., Class A (x)*	14,300	695,409
API Group Corp.*	106,700	2,908,642
Arcosa, Inc.	27,700	2,098,829
Argan, Inc.	3,270	128,871
Bowman Consulting Group Ltd., Class A (x)*	970	30,923
Comfort Systems USA, Inc.	20,943	3,438,841
Concrete Pumping Holdings, Inc.*	1,320	10,600
Construction Partners, Inc., Class A*	21,310	668,921
Dycom Industries, Inc.*	17,616	2,002,058
Fluor Corp.*	81,800	2,421,280
Granite Construction, Inc.	26,535	1,055,562
Great Lakes Dredge & Dock Corp.*	31,400	256,224
IES Holdings, Inc.*	4,370	248,566
INNOVATE Corp.*	3,620	6,335
Limbach Holdings, Inc.*	1,360	33,633
MYR Group, Inc.*	8,500	1,175,890
Northwest Pipe Co.*	720	21,773
Primoris Services Corp.	28,340	863,520
Southland Holdings, Inc. (x)*	630	5,172
Sterling Infrastructure, Inc.*	15,300	853,740
Tutor Perini Corp.*	14,795	105,784

		19,030,573

Electrical Equipment (1.6%)
374Water, Inc.*	2,910	6,955
Allied Motion Technologies, Inc.	2,870	114,628
Amprius Technologies, Inc.(x)*	4,290	30,802
Array Technologies, Inc.*	78,200	1,767,320
Atkore, Inc.*	21,700	3,383,898
Babcock & Wilcox Enterprises, Inc.*	11,120	65,608
Blink Charging Co. (x)*	45,780	274,222
Bloom Energy Corp., Class A*	94,100	1,538,535
Dragonfly Energy Holdings Corp. (x)*	32,830	48,588
Encore Wire Corp.	9,228	1,715,762
Energy Vault Holdings, Inc. (x)*	13,670	37,319
EnerSys	25,239	2,738,936
Enovix Corp. (x)*	73,140	1,319,446
Eos Energy Enterprises, Inc. (x)*	59,460	258,056
ESS Tech, Inc.*	24,530	36,059
Fluence Energy, Inc., Class A (x)*	24,200	644,688
FTC Solar, Inc. (x)*	16,100	51,842
FuelCell Energy, Inc. (x)*	160,000	345,600
GrafTech International Ltd.	88,500	446,040
LSI Industries, Inc.	1,650	20,724
NEXTracker, Inc., Class A (x)*	16,215	645,519
NuScale Power Corp.*	34,670	235,756
Powell Industries, Inc.	3,520	213,277
Preformed Line Products Co.	430	67,123
SES AI Corp. (x)*	8,750	21,350
Shoals Technologies Group, Inc., Class A*	85,950	2,196,882
SKYX Platforms Corp.*	2,690	7,156
Stem, Inc. (x)*	74,760	427,627
SunPower Corp. (x)*	43,100	422,380
Thermon Group Holdings, Inc.*	17,300	460,180
TPI Composites, Inc. (x)*	23,940	248,258
Vicor Corp.*	9,500	513,000

		20,303,536

Ground Transportation (0.5%)
ArcBest Corp.	15,500	1,531,400
Covenant Logistics Group, Inc., Class A	1,310	57,417
Daseke, Inc.*	5,080	36,220
FTAI Infrastructure, Inc.	3,710	13,690
Heartland Express, Inc.	20,155	330,743
Marten Transport Ltd.	33,074	711,091
PAM Transportation Services, Inc.*	1,110	29,715
RXO, Inc.*	62,100	1,407,807
TuSimple Holdings, Inc., Class A*	93,760	155,642
Universal Logistics Holdings, Inc.	5,340	153,845
US Xpress Enterprises, Inc., Class A*	3,540	21,736
Werner Enterprises, Inc.	35,366	1,562,470

		6,011,776

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	5,810	109,693

Machinery (3.8%)
3D Systems Corp.*	61,100	606,723
Alamo Group, Inc.	5,500	1,011,505
Albany International Corp., Class A	16,491	1,538,280
Astec Industries, Inc.	10,643	483,618
Barnes Group, Inc.	29,306	1,236,420
Berkshire Grey, Inc.*	4,580	6,458
Blue Bird Corp.*	12,630	283,922
Chart Industries, Inc.*	22,321	3,566,673
CIRCOR International, Inc.*	9,869	557,105
Columbus McKinnon Corp.	11,200	455,280
Commercial Vehicle Group, Inc.*	3,410	37,851
Desktop Metal, Inc., Class A*	133,300	235,941

See Notes to Financial Statements.

1270

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Douglas Dynamics, Inc.	10,900	$325,692
Energy Recovery, Inc.*	29,060	812,227
Enerpac Tool Group Corp., Class A	32,713	883,251
EnPro Industries, Inc.	13,054	1,743,101
ESCO Technologies, Inc.	14,652	1,518,387
Federal Signal Corp.	34,600	2,215,438
Franklin Electric Co., Inc.	26,652	2,742,491
Gencor Industries, Inc.*	430	6,699
Gorman-Rupp Co. (The)	6,437	185,579
Greenbrier Cos., Inc. (The)	16,400	706,840
Helios Technologies, Inc.	21,150	1,397,803
Hillenbrand, Inc.	41,738	2,140,325
Hillman Solutions Corp.*	92,200	830,722
Hyliion Holdings Corp.*	79,170	132,214
Hyster-Yale Materials Handling, Inc.	2,340	130,666
John Bean Technologies Corp.	18,131	2,199,290
Kadant, Inc.	6,300	1,399,230
Kennametal, Inc.	45,000	1,277,550
Lindsay Corp.	6,175	736,924
Luxfer Holdings plc	6,770	96,337
Manitowoc Co., Inc. (The)*	8,175	153,935
Mayville Engineering Co., Inc.*	1,260	15,700
Microvast Holdings, Inc.*	50,550	80,880
Miller Industries, Inc.	3,910	138,688
Mueller Industries, Inc.	32,714	2,855,278
Mueller Water Products, Inc., Class A	90,093	1,462,209
Nikola Corp.(x)*	317,070	437,557
Omega Flex, Inc.	2,110	218,976
Park-Ohio Holdings Corp.	510	9,690
Proterra, Inc.*	135,250	162,300
Proto Labs, Inc.*	17,000	594,320
REV Group, Inc.	18,780	249,023
Shyft Group, Inc. (The)	15,500	341,930
SPX Technologies, Inc.*	23,700	2,013,789
Standex International Corp.	7,379	1,043,907
Tennant Co.	11,331	919,057
Terex Corp.	36,100	2,159,863
Titan International, Inc.*	26,300	301,924
Trinity Industries, Inc.	45,100	1,159,521
Velo3D, Inc. (x)*	14,900	32,184
Wabash National Corp.	24,300	623,052
Watts Water Technologies, Inc., Class A	16,459	3,024,012

		49,498,337

Marine Transportation (0.2%)
Costamare, Inc.	26,800	259,156
Eagle Bulk Shipping, Inc.	6,800	326,672
Eneti, Inc.	11,960	144,835
Genco Shipping & Trading Ltd.	16,400	230,092
Golden Ocean Group Ltd.	61,900	467,345
Himalaya Shipping Ltd. (x)*	980	5,449
Matson, Inc.	21,100	1,640,103
Pangaea Logistics Solutions Ltd.	2,400	16,248
Safe Bulkers, Inc.	5,900	19,234

		3,109,134

Passenger Airlines (0.5%)
Allegiant Travel Co.*	7,677	969,451
Blade Air Mobility, Inc.*	5,970	23,522
Frontier Group Holdings, Inc. (x)*	33,000	319,110
Hawaiian Holdings, Inc.*	30,500	328,485
JetBlue Airways Corp.*	176,710	1,565,651
Joby Aviation, Inc. (x)*	126,600	1,298,916
SkyWest, Inc.*	29,600	1,205,312
Spirit Airlines, Inc.	50,200	861,432
Sun Country Airlines Holdings, Inc.*	16,400	368,672

		6,940,551

Professional Services (2.4%)
Alight, Inc., Class A*	203,310	1,878,584
ASGN, Inc.*	25,500	1,928,565
Asure Software, Inc.*	2,090	25,414
Barrett Business Services, Inc.	1,830	159,576
BlackSky Technology, Inc., Class A (x)*	14,020	31,124
CBIZ, Inc.*	27,600	1,470,528
Conduent, Inc.*	93,400	317,560
CRA International, Inc.	3,700	377,400
CSG Systems International, Inc.	18,465	973,844
ExlService Holdings, Inc.*	16,300	2,462,278
Exponent, Inc.	29,492	2,752,194
First Advantage Corp.*	27,900	429,939
FiscalNote Holdings, Inc.*	18,930	68,905
Forrester Research, Inc.*	5,460	158,831
Franklin Covey Co.*	6,640	290,035
Heidrick & Struggles International, Inc.	3,870	102,439
HireQuest, Inc. (x)	400	10,412
HireRight Holdings Corp.*	16,490	186,502
Huron Consulting Group, Inc.*	12,544	1,065,111
IBEX Holdings Ltd.*	2,220	47,131
ICF International, Inc.	10,500	1,306,095
Innodata, Inc.*	6,920	78,404
Insperity, Inc.	21,574	2,566,443
Kelly Services, Inc., Class A	18,134	319,340
Kforce, Inc.	12,200	764,452
Korn Ferry	33,052	1,637,396
Legalzoom.com, Inc.*	49,400	596,752
Maximus, Inc.	31,868	2,693,165
Mistras Group, Inc.*	1,110	8,569
NV5 Global, Inc.*	7,100	786,467
Planet Labs PBC (x)*	78,400	252,448
Red Violet, Inc. (x)*	190	3,908
Resources Connection, Inc.	13,505	212,164
Skillsoft Corp. (x)*	7,230	8,965
Sterling Check Corp.*	19,520	239,315
TriNet Group, Inc.*	23,000	2,184,310
TrueBlue, Inc.*	15,915	281,855
TTEC Holdings, Inc.	10,525	356,166
Upwork, Inc.*	60,600	566,004
Verra Mobility Corp., Class A*	72,100	1,421,812
Willdan Group, Inc.*	1,480	28,357

		31,048,759

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	5,830	101,034
Applied Industrial Technologies, Inc.	21,088	3,054,175
Beacon Roofing Supply, Inc.*	28,976	2,404,428
BlueLinx Holdings, Inc.*	4,700	440,766
Boise Cascade Co.	22,900	2,069,015
Custom Truck One Source, Inc.*	27,740	186,968
Distribution Solutions Group, Inc.*	2,428	126,402
DXP Enterprises, Inc.*	6,610	240,670
EVI Industries, Inc.*	150	3,300
FTAI Aviation Ltd. (x)	53,190	1,683,995

See Notes to Financial Statements.

1271

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
GATX Corp.	17,900	$2,304,446
Global Industrial Co.	7,701	213,857
GMS, Inc.*	22,600	1,563,920
H&E Equipment Services, Inc.	18,000	823,500
Herc Holdings, Inc.	14,000	1,915,900
Hudson Technologies, Inc.*	4,080	39,250
Karat Packaging, Inc.	390	7,117
McGrath RentCorp	13,545	1,252,642
MRC Global, Inc.*	29,400	296,058
NOW, Inc.*	57,700	597,772
Rush Enterprises, Inc., Class A	25,550	1,551,907
Rush Enterprises, Inc., Class B	5,500	374,330
Textainer Group Holdings Ltd.	30,000	1,181,400
Titan Machinery, Inc.*	10,600	312,700
Transcat, Inc.*	1,300	110,903
Triton International Ltd.	29,170	2,428,694
Veritiv Corp.	8,000	1,004,880
Willis Lease Finance Corp.*	150	5,869
Xometry, Inc., Class A (x)*	17,500	370,650

		26,666,548

Total Industrials		222,553,680

Information Technology (13.4%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.	36,306	382,302
Aviat Networks, Inc.*	3,850	128,474
Calix, Inc.*	30,200	1,507,282
Cambium Networks Corp.*	7,720	117,498
Clearfield, Inc.*	6,000	284,100
CommScope Holding Co., Inc.*	103,400	582,142
Comtech Telecommunications Corp.	20,840	190,478
Digi International, Inc.*	17,900	705,081
DZS, Inc. (x)*	13,740	54,548
Extreme Networks, Inc.*	67,200	1,750,560
Harmonic, Inc.*	58,839	951,427
Infinera Corp. (x)*	86,761	419,056
KVH Industries, Inc.*	620	5,667
NETGEAR, Inc.*	16,829	238,299
NetScout Systems, Inc.*	40,854	1,264,431
Ribbon Communications, Inc.*	54,808	152,914
Viavi Solutions, Inc.*	133,600	1,513,688

		10,247,947

Electronic Equipment, Instruments & Components (2.8%)
908 Devices, Inc. (x)*	16,240	111,406
Advanced Energy Industries, Inc.	22,903	2,552,539
Aeva Technologies, Inc. (x)*	121,610	152,012
Akoustis Technologies, Inc. (x)*	22,410	71,264
Arlo Technologies, Inc.*	46,790	510,479
Badger Meter, Inc.	17,160	2,532,130
Bel Fuse, Inc., Class B	1,710	98,171
Belden, Inc.	25,235	2,413,728
Benchmark Electronics, Inc.	28,548	737,395
Climb Global Solutions, Inc.	610	29,195
CTS Corp.	18,100	771,603
Daktronics, Inc.*	4,050	25,920
ePlus, Inc.*	14,700	827,610
Evolv Technologies Holdings, Inc.*	37,900	227,400
Fabrinet*	20,200	2,623,576
FARO Technologies, Inc.*	15,937	258,179
Insight Enterprises, Inc.*	15,843	2,318,465
Iteris, Inc.*	1,410	5,584
Itron, Inc.*	23,300	1,679,930
Kimball Electronics, Inc.*	14,000	386,820
Knowles Corp.*	51,000	921,060
Lightwave Logic, Inc. (x)*	56,400	393,108
Luna Innovations, Inc.*	2,300	20,976
Methode Electronics, Inc.	21,000	703,920
MicroVision, Inc. (x)*	82,200	376,476
Mirion Technologies, Inc., Class A*	107,050	904,572
Napco Security Technologies, Inc.	12,400	429,660
nLight, Inc.*	19,400	299,148
Novanta, Inc.*	19,500	3,589,950
OSI Systems, Inc.*	10,168	1,198,095
PAR Technology Corp.*	11,600	381,988
PC Connection, Inc.	4,500	202,950
Plexus Corp.*	14,175	1,392,552
Presto Automation, Inc.*	12,020	62,744
Richardson Electronics Ltd. (x)	1,430	23,595
Rogers Corp.*	10,484	1,697,674
Sanmina Corp.*	31,800	1,916,586
ScanSource, Inc.*	9,939	293,797
SmartRent, Inc., Class A (x)*	72,700	278,441
Tingo Group, Inc. (x)*	171,950	208,060
TTM Technologies, Inc.*	53,201	739,494
Vishay Intertechnology, Inc.	77,000	2,263,800
Vishay Precision Group, Inc.*	7,700	286,055

		36,918,107

IT Services (0.5%)
BigBear.ai Holdings, Inc. (x)*	72,080	169,388
BigCommerce Holdings, Inc.*	24,300	241,785
Brightcove, Inc.*	19,400	77,794
CXApp, Inc. (x)*	31,560	344,635
DigitalOcean Holdings, Inc.*	38,500	1,545,390
Fastly, Inc., Class A*	56,300	887,851
Grid Dynamics Holdings, Inc.*	22,770	210,622
Hackett Group, Inc. (The)	12,259	273,989
Information Services Group, Inc.	8,320	44,595
Perficient, Inc.*	16,500	1,374,945
Rackspace Technology, Inc.*	116,460	316,771
Squarespace, Inc., Class A*	23,870	752,860
Thoughtworks Holding, Inc.*	8,870	66,968
Tucows, Inc., Class A*	6,040	167,550
Unisys Corp.*	47,574	189,345

		6,664,488

Semiconductors & Semiconductor Equipment (3.2%)
ACM Research, Inc., Class A*	24,200	316,536
Aehr Test Systems*	13,820	570,075
Alpha & Omega Semiconductor Ltd.*	7,270	238,456
Ambarella, Inc.*	18,500	1,547,895
Amkor Technology, Inc.	58,100	1,728,475
Atomera, Inc.*	5,850	51,305
Axcelis Technologies, Inc.*	16,800	3,079,944
CEVA, Inc.*	11,500	293,825
Cohu, Inc.*	22,731	944,700
Credo Technology Group Holding Ltd.*	49,384	856,319
Diodes, Inc.*	22,108	2,044,769
FormFactor, Inc.*	39,781	1,361,306
Ichor Holdings Ltd.*	14,600	547,500
Impinj, Inc. (x)*	11,200	1,004,080
indie Semiconductor, Inc., Class A*	56,380	529,972
inTEST Corp.*	3,290	86,395

See Notes to Financial Statements.

1272

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kulicke & Soffa Industries, Inc.	31,800	$1,890,510
MACOM Technology Solutions Holdings, Inc.*	26,413	1,730,844
Maxeon Solar Technologies Ltd.(x)*	10,370	292,019
MaxLinear, Inc., Class A*	41,993	1,325,299
Navitas Semiconductor Corp., Class A (x)*	54,520	574,641
NVE Corp. (x)	460	44,822
Onto Innovation, Inc.*	26,182	3,049,418
PDF Solutions, Inc.*	15,880	716,188
Photronics, Inc.*	30,800	794,332
Power Integrations, Inc.	32,548	3,081,319
Rambus, Inc.*	62,800	4,029,876
Semtech Corp.*	37,396	952,102
Silicon Laboratories, Inc.*	17,670	2,787,266
SiTime Corp.*	8,200	967,354
SkyWater Technology, Inc. (x)*	17,350	163,437
SMART Global Holdings, Inc.*	24,800	719,448
Synaptics, Inc.*	20,337	1,736,373
Transphorm, Inc.*	4,560	15,504
Ultra Clean Holdings, Inc.*	22,300	857,658
Veeco Instruments, Inc.*	26,886	690,432

		41,620,394

Software (5.3%)
8x8, Inc.*	59,690	252,489
A10 Networks, Inc.	30,500	444,995
ACI Worldwide, Inc.*	66,616	1,543,493
Adeia, Inc.	59,283	652,706
Agilysys, Inc.*	10,200	700,128
Alarm.com Holdings, Inc.*	26,300	1,359,184
Alkami Technology, Inc.*	14,300	234,377
Altair Engineering, Inc., Class A*	26,200	1,987,008
American Software, Inc., Class A	20,100	211,251
Amplitude, Inc., Class A*	28,200	310,200
Appfolio, Inc., Class A*	10,500	1,807,470
Appian Corp., Class A*	20,000	952,000
Applied Digital Corp.*	53,280	498,168
Asana, Inc., Class A*	38,400	846,336
AvePoint, Inc. (x)*	81,910	471,802
Bit Digital, Inc. (x)*	53,080	215,505
Blackbaud, Inc.*	27,287	1,942,289
BlackLine, Inc.*	29,100	1,566,162
Box, Inc., Class A*	72,600	2,132,988
Braze, Inc., Class A (x)*	18,440	807,488
C3.ai, Inc., Class A (x)*	34,700	1,264,121
Cerence, Inc.*	21,300	622,599
Cipher Mining, Inc. (x)*	43,670	124,896
Cleanspark, Inc.*	85,940	368,683
Clear Secure, Inc., Class A (x)	44,540	1,031,992
CommVault Systems, Inc.*	22,414	1,627,705
Consensus Cloud Solutions, Inc.*	7,399	229,369
CoreCard Corp. (x)*	290	7,354
Couchbase, Inc.*	15,100	238,882
CS Disco, Inc.*	27,120	222,926
Digimarc Corp. (x)*	8,110	238,758
Digital Turbine, Inc.*	47,800	443,584
Domo, Inc., Class B*	14,100	206,706
E2open Parent Holdings, Inc.*	124,200	695,520
Ebix, Inc.	16,350	412,020
eGain Corp.*	2,240	16,778
Enfusion, Inc., Class A*	26,130	293,178
EngageSmart, Inc.*	36,620	699,076
Envestnet, Inc.*	30,800	1,827,980
Everbridge, Inc.*	20,000	538,000
EverCommerce, Inc.*	20,400	241,536
Expensify, Inc., Class A (x)*	5,800	46,284
ForgeRock, Inc., Class A (x)*	23,100	474,474
Freshworks, Inc., Class A*	86,570	1,521,900
Instructure Holdings, Inc.*	8,100	203,796
Intapp, Inc.*	5,640	236,372
InterDigital, Inc.	14,475	1,397,561
Jamf Holding Corp. (x)*	37,320	728,486
Kaltura, Inc.*	4,740	10,049
LivePerson, Inc.*	66,900	302,388
LiveRamp Holdings, Inc.*	37,985	1,084,852
LiveVox Holdings, Inc.*	3,040	8,360
Marathon Digital Holdings, Inc.*	89,940	1,246,568
Matterport, Inc.*	110,400	347,760
MeridianLink, Inc.*	10,910	226,928
MicroStrategy, Inc., Class A*	5,909	2,023,360
Mitek Systems, Inc.*	21,600	234,144
Model N, Inc.*	19,800	700,128
N-able, Inc.*	34,400	495,704
NextNav, Inc.*	32,230	94,756
Olo, Inc., Class A*	45,300	292,638
ON24, Inc.	20,630	167,516
OneSpan, Inc.*	17,800	264,152
PagerDuty, Inc.*	41,900	941,912
PowerSchool Holdings, Inc., Class A*	29,950	573,243
Progress Software Corp.	28,977	1,683,564
PROS Holdings, Inc.*	22,700	699,160
Q2 Holdings, Inc.*	28,800	889,920
Qualys, Inc.*	19,400	2,505,898
Rapid7, Inc.*	31,380	1,420,886
Rimini Street, Inc.*	23,210	111,176
Riot Platforms, Inc.*	83,720	989,570
Sapiens International Corp. NV	14,100	375,060
SEMrush Holdings, Inc., Class A (x)*	6,860	65,650
SolarWinds Corp.*	26,000	266,760
SoundHound AI, Inc., Class A (x)*	100,780	458,549
SoundThinking, Inc.*	6,450	140,997
Sprinklr, Inc., Class A*	46,480	642,818
Sprout Social, Inc., Class A*	23,000	1,061,680
SPS Commerce, Inc.*	19,400	3,725,964
Tenable Holdings, Inc.*	61,010	2,656,985
Terawulf, Inc.*	31,700	55,475
Varonis Systems, Inc., Class B*	54,400	1,449,760
Verint Systems, Inc.*	35,951	1,260,442
Veritone, Inc. (x)*	17,380	68,130
Viant Technology, Inc., Class A*	3,500	16,135
Weave Communications, Inc.*	23,800	264,418
Workiva, Inc., Class A*	24,700	2,511,002
Xperi, Inc.*	20,753	272,902
Yext, Inc.*	63,000	712,530
Zeta Global Holdings Corp., Class A*	58,500	499,590
Zuora, Inc., Class A*	67,280	738,062

		69,454,116

Technology Hardware, Storage & Peripherals (0.8%)
Avid Technology, Inc.*	20,900	532,950
CompoSecure, Inc. (x)*	2,900	19,894
Corsair Gaming, Inc.*	19,700	349,478
CPI Card Group, Inc.*	710	16,508
Eastman Kodak Co. (x)*	43,030	198,799
Immersion Corp.	7,180	50,834

See Notes to Financial Statements.

1273

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Intevac, Inc.*	2,150	$8,063
IonQ, Inc. (x)*	85,880	1,161,956
Super Micro Computer, Inc.*	25,800	6,430,650
Turtle Beach Corp.*	9,860	114,869
Xerox Holdings Corp.	57,700	859,153

		9,743,154

Total Information Technology		174,648,206

Materials (4.5%)
Chemicals (2.0%)
AdvanSix, Inc.	13,500	472,230
American Vanguard Corp.	12,980	231,953
Amyris, Inc.*	162,550	167,427
Aspen Aerogels, Inc.*	29,870	235,674
Avient Corp.	48,500	1,983,650
Balchem Corp.	18,185	2,451,520
Cabot Corp.	29,200	1,953,188
Chase Corp.	3,600	436,392
Core Molding Technologies, Inc.*	510	11,602
Danimer Scientific, Inc., Class A*	9,820	23,372
Diversey Holdings Ltd. (x)*	38,900	326,371
Ecovyst, Inc.*	44,630	511,460
FutureFuel Corp.	9,560	84,606
Hawkins, Inc.	10,100	481,669
HB Fuller Co.	29,059	2,078,009
Ingevity Corp.*	19,600	1,139,936
Innospec, Inc.	13,700	1,376,028
Intrepid Potash, Inc.*	7,180	162,914
Koppers Holdings, Inc.	7,223	246,304
Kronos Worldwide, Inc.	25,200	219,996
Livent Corp. (x)*	96,461	2,645,925
LSB Industries, Inc.*	38,700	381,195
Mativ Holdings, Inc.	26,977	407,892
Minerals Technologies, Inc.	19,950	1,150,916
Origin Materials, Inc. (x)*	56,810	242,011
Orion SA	33,900	719,358
Perimeter Solutions SA (x)*	61,400	377,610
PureCycle Technologies, Inc. (x)*	53,600	572,984
Quaker Chemical Corp.	7,500	1,461,750
Rayonier Advanced Materials, Inc.*	33,020	141,326
Sensient Technologies Corp.	20,925	1,488,395
Stepan Co.	11,388	1,088,237
Trinseo plc	25,600	324,352
Tronox Holdings plc	58,700	746,077
Valhi, Inc.	960	12,336

		26,354,665

Construction Materials (0.3%)
Knife River Corp.*	27,210	1,183,635
Summit Materials, Inc., Class A*	64,669	2,447,722
United States Lime & Minerals, Inc.	560	116,978

		3,748,335

Containers & Packaging (0.3%)
Greif, Inc., Class A	14,800	1,019,572
Greif, Inc., Class B	3,200	247,200
Myers Industries, Inc.	13,300	258,419
O-I Glass, Inc.*	91,000	1,941,030
Pactiv Evergreen, Inc.	27,250	206,282
Ranpak Holdings Corp., Class A*	19,890	89,903
TriMas Corp.	27,000	742,230

		4,504,636

Metals & Mining (1.8%)
5E Advanced Materials, Inc.*	3,190	10,463
Alpha Metallurgical Resources, Inc.	9,000	1,479,240
Arconic Corp.*	57,700	1,706,766
ATI, Inc.*	71,300	3,153,599
Caledonia Mining Corp. plc (x)	670	7,785
Carpenter Technology Corp.	28,700	1,610,931
Century Aluminum Co.*	26,100	227,592
Coeur Mining, Inc.*	134,836	382,934
Commercial Metals Co.	66,300	3,491,358
Compass Minerals International, Inc.	19,500	663,000
Constellium SE, Class A*	63,800	1,097,360
Contango ORE, Inc.*	140	3,567
Dakota Gold Corp.*	1,610	4,701
Haynes International, Inc.	4,833	245,613
Hecla Mining Co. (x)	304,409	1,567,706
i-80 Gold Corp.*	10,500	23,625
Ivanhoe Electric, Inc. (x)*	29,800	388,592
Kaiser Aluminum Corp.	10,291	737,247
Materion Corp.	11,545	1,318,439
NioCorp Developments Ltd.*	1,210	6,086
Novagold Resources, Inc.*	131,700	525,483
Olympic Steel, Inc.	6,080	297,920
Perpetua Resources Corp.*	1,320	4,845
Piedmont Lithium, Inc.*	8,800	507,848
PolyMet Mining Corp.*	2,790	2,204
Ryerson Holding Corp.	9,800	425,124
Schnitzer Steel Industries, Inc., Class A	10,500	314,895
SunCoke Energy, Inc.	42,510	334,554
TimkenSteel Corp.*	23,300	502,581
Tredegar Corp.	9,729	64,893
Warrior Met Coal, Inc.	24,000	934,800
Worthington Industries, Inc.	20,580	1,429,693

		23,471,444

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	8,368	262,086
Glatfelter Corp.*	23,495	70,955
Sylvamo Corp.	17,900	724,055

		1,057,096

Total Materials		59,136,176

Real Estate (6.0%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	42,386	787,532
Alpine Income Property Trust, Inc. (REIT)	790	12,838
American Assets Trust, Inc. (REIT)	24,318	466,906
Armada Hoffler Properties, Inc. (REIT)	33,800	394,784
Broadstone Net Lease, Inc. (REIT)	100,460	1,551,102
CTO Realty Growth, Inc. (REIT)	13,118	224,843
Empire State Realty Trust, Inc. (REIT), Class A	74,300	556,507
Essential Properties Realty Trust, Inc. (REIT)	74,100	1,744,314
Gladstone Commercial Corp. (REIT)	18,900	233,793
Global Net Lease, Inc. (REIT)	48,066	494,118
NexPoint Diversified Real Estate Trust (REIT)	1,570	19,656
One Liberty Properties, Inc. (REIT)	10,213	207,528

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Star Holdings (REIT)*	8,989	$131,866

		6,825,787

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	54,313	1,078,656
Community Healthcare Trust, Inc. (REIT)	12,300	406,146
Diversified Healthcare Trust (REIT)	211,620	476,145
Global Medical REIT, Inc. (REIT)	30,400	277,552
LTC Properties, Inc. (REIT)	21,569	712,208
National Health Investors, Inc. (REIT)	23,928	1,254,306
Physicians Realty Trust (REIT)	118,800	1,662,012
Sabra Health Care REIT, Inc. (REIT)	120,123	1,413,848
Universal Health Realty Income Trust (REIT)	5,750	273,585

		7,554,458

Hotel & Resort REITs (0.9%)
Apple Hospitality REIT, Inc. (REIT)	109,100	1,648,501
Braemar Hotels & Resorts, Inc. (REIT)	42,360	170,287
Chatham Lodging Trust (REIT)	24,930	233,345
DiamondRock Hospitality Co. (REIT)	115,998	929,144
Hersha Hospitality Trust (REIT), Class A	38,409	233,911
Pebblebrook Hotel Trust (REIT)	61,712	860,265
RLJ Lodging Trust (REIT)	97,486	1,001,181
Ryman Hospitality Properties, Inc. (REIT)	30,764	2,858,591
Service Properties Trust (REIT)	95,200	827,288
Summit Hotel Properties, Inc. (REIT)	53,600	348,936
Sunstone Hotel Investors, Inc. (REIT)	125,578	1,270,850
Xenia Hotels & Resorts, Inc. (REIT)	63,400	780,454

		11,162,753

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	14,000	1,022,140
LXP Industrial Trust (REIT)	139,586	1,360,963
Plymouth Industrial REIT, Inc. (REIT)	15,900	366,018
Terreno Realty Corp. (REIT)	41,500	2,494,150

		5,243,271

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	88,100	409,665
City Office REIT, Inc. (REIT)	41,460	230,932
Corporate Office Properties Trust (REIT)	58,700	1,394,125
Douglas Emmett, Inc. (REIT) (x)	90,870	1,142,236
Easterly Government Properties, Inc. (REIT), Class A	64,720	938,440
Equity Commonwealth (REIT)	60,900	1,233,834
Hudson Pacific Properties, Inc. (REIT)	43,700	184,414
JBG SMITH Properties (REIT) (x)	59,750	898,640
Office Properties Income Trust (REIT)	37,161	286,140
Orion Office REIT, Inc. (REIT)	35,120	232,143
Paramount Group, Inc. (REIT)	97,000	429,710
Peakstone Realty Trust (REIT) (x)	14,860	414,891
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	523,440
Postal Realty Trust, Inc. (REIT), Class A	10,990	161,663
SL Green Realty Corp. (REIT) (x)	35,190	1,057,460

		9,537,733

Real Estate Management & Development (0.8%)
American Realty Investors, Inc.*	440	9,583
Anywhere Real Estate, Inc.*	64,800	432,864
Compass, Inc., Class A*	131,400	459,900
Cushman & Wakefield plc (x)*	99,396	813,059
DigitalBridge Group, Inc.	84,100	1,237,111
Douglas Elliman, Inc.	52,640	116,861
eXp World Holdings, Inc. (x)	32,200	653,016
Forestar Group, Inc.*	14,533	327,719
FRP Holdings, Inc.*	4,000	230,280
Kennedy-Wilson Holdings, Inc.	70,024	1,143,492
Marcus & Millichap, Inc.	16,000	504,160
Maui Land & Pineapple Co., Inc.*	200	2,848
Newmark Group, Inc., Class A	84,624	526,361
Opendoor Technologies, Inc. (x)*	291,580	1,172,152
RE/MAX Holdings, Inc., Class A	13,170	253,654
Redfin Corp. (x)*	54,197	673,127
RMR Group, Inc. (The), Class A	9,596	222,339
St Joe Co. (The)	18,200	879,788
Stratus Properties, Inc.	2,500	65,625
Tejon Ranch Co.*	11,242	193,475
Transcontinental Realty Investors, Inc.*	770	28,205

		9,945,619

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	77,400	659,448
BRT Apartments Corp. (REIT)	9,390	185,922
Centerspace (REIT)	7,049	432,527
Clipper Realty, Inc. (REIT)	6,110	34,644
Elme Communities (REIT)	42,317	695,691
Independence Realty Trust, Inc. (REIT)	112,207	2,044,411
NexPoint Residential Trust, Inc. (REIT)	9,700	441,156
UMH Properties, Inc. (REIT)	21,500	343,570
Veris Residential, Inc. (REIT)*	51,400	824,970

		5,662,339

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	45,673	657,234
Alexander’s, Inc. (REIT)	1,215	223,390
CBL & Associates Properties, Inc. (REIT)	13,400	295,336
Getty Realty Corp. (REIT)	26,575	898,767
InvenTrust Properties Corp. (REIT)	34,200	791,388
Kite Realty Group Trust (REIT)	115,772	2,586,346
Macerich Co. (The) (REIT)	102,600	1,156,302
Necessity Retail REIT, Inc. (The) (REIT), Class A	60,900	411,684
NETSTREIT Corp. (REIT)	31,600	564,692
Phillips Edison & Co., Inc. (REIT) (x)	69,500	2,368,560
Retail Opportunity Investments Corp. (REIT)	62,100	838,971
RPT Realty (REIT)	67,310	703,390
Saul Centers, Inc. (REIT)	5,950	219,138
SITE Centers Corp. (REIT)	117,400	1,552,028

See Notes to Financial Statements.

1275

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers, Inc. (REIT)	51,600	$1,138,812
Urban Edge Properties (REIT)	64,500	995,235
Urstadt Biddle Properties, Inc. (REIT), Class A	12,789	271,894
Whitestone REIT (REIT)	25,200	244,440

		15,917,607

Specialized REITs (0.5%)
Farmland Partners, Inc. (REIT) (x)	20,500	250,305
Four Corners Property Trust, Inc. (REIT)	46,600	1,183,640
Gladstone Land Corp. (REIT)	15,900	258,693
Outfront Media, Inc. (REIT)	75,600	1,188,432
PotlatchDeltic Corp. (REIT)	42,809	2,262,456
Safehold, Inc. (REIT) (x)	19,467	461,952
Uniti Group, Inc. (REIT)	105,400	486,948

		6,092,426

Total Real Estate		77,941,993

Utilities (3.0%)
Electric Utilities (0.7%)
ALLETE, Inc.	28,623	1,659,275
Genie Energy Ltd., Class B	1,340	18,948
MGE Energy, Inc.	20,279	1,604,272
Otter Tail Corp.	22,925	1,810,158
PNM Resources, Inc.	46,181	2,082,763
Portland General Electric Co.	51,912	2,431,039

		9,606,455

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	56,118	2,557,859
Chesapeake Utilities Corp.	9,050	1,076,950
New Jersey Resources Corp.	49,322	2,327,998
Northwest Natural Holding Co.	17,242	742,268
ONE Gas, Inc.	29,500	2,265,895
RGC Resources, Inc.	340	6,810
Southwest Gas Holdings, Inc.	37,936	2,414,626
Spire, Inc.	26,152	1,659,083

		13,051,489

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc., Class A*	56,750	306,450
Montauk Renewables, Inc.*	37,530	279,223
Ormat Technologies, Inc.	30,010	2,414,605
Sunnova Energy International, Inc. (x)*	60,600	1,109,586

		4,109,864

Multi-Utilities (0.5%)
Avista Corp.	37,099	1,456,878
Black Hills Corp.	34,819	2,098,193
NorthWestern Corp.	34,768	1,973,431
Unitil Corp.	8,100	410,751

		5,939,253

Water Utilities (0.5%)
American States Water Co.	21,158	1,840,746
Artesian Resources Corp., Class A	5,250	247,905
Cadiz, Inc. (x)*	4,930	20,016
California Water Service Group	27,800	1,435,314
Consolidated Water Co. Ltd. (x)	1,240	30,045
Global Water Resources, Inc.	4,010	50,847
Middlesex Water Co.	11,300	911,458
Pure Cycle Corp.*	8,200	90,200
SJW Group	15,000	1,051,650
York Water Co. (The)	5,600	231,112

		5,909,293

Total Utilities		38,616,354

Total Common Stocks (98.6%) (Cost $974,006,465)		1,280,926,389

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Jounce Therapeutics, Inc., CVR (r)*	41,200	—

Total Consumer Discretionary		—

Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	47,400

Total Financials		47,400

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	82,700	41,350
Tobira Therapeutics, Inc., CVR (r)(x)*	2,288	—

Total Health Care		41,350

Total Rights (0.0%)† (Cost $54,699)		88,750

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	20,000,000	20,000,000

Total Investment Companies		30,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $14,220,309, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $14,498,614. (xx)	$14,214,327	14,214,327

See Notes to Financial Statements.

1276

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $5,002,113, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $5,102,759. (xx)	$5,000,000	$5,000,000
Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $5,002,113, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $5,102,155. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		24,214,327

Total Short-Term Investments (4.2%) (Cost $54,214,327)		54,214,327

Total Investments in Securities (102.8%) (Cost $1,028,275,491)		1,335,229,466
Other Assets Less Liabilities (-2.8%)		(36,233,305)

Net Assets (100%)		$1,298,996,161

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $1,017,378 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $67,404,178. This was collateralized by $14,942,997 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/20/23 - 5/15/53 and by cash of $54,256,206 of which $54,214,327 was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	165	9/2023	USD	15,705,525	127,614

					127,614

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,963,451	$—	$—	$31,963,451
Consumer Discretionary	135,299,724	—	—	135,299,724
Consumer Staples	43,867,670	—	—	43,867,670
Energy	87,001,024	—	—	87,001,024
Financials	193,382,530	—	—	193,382,530
Health Care	216,415,247	—	100,334	216,515,581
Industrials	222,553,680	—	—	222,553,680
Information Technology	174,648,206	—	—	174,648,206

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Materials	$59,136,176	$—	$—		$59,136,176
Real Estate	77,941,993	—	—		77,941,993
Utilities	38,616,354	—	—		38,616,354
Futures	127,614	—	—		127,614
Rights
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	47,400	—		47,400
Health Care	—	—	41,350		41,350
Short-Term Investments
Investment Companies	30,000,000	—	—		30,000,000
Repurchase Agreements	—	24,214,327	—		24,214,327

Total Assets	$1,310,953,669	$24,261,727	$141,684		$1,335,357,080

Total Liabilities	$—	$—	$—		$—

Total	$1,310,953,669	$24,261,727	$141,684		$1,335,357,080

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$127,614	*

Total		$127,614

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$851,884	$851,884

Total	$851,884	$851,884

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$520,023	$520,023

Total	$520,023	$520,023

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$14,896,330

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$131,867,358
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$131,019,342

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,456,915
Aggregate gross unrealized depreciation	(190,768,594)

Net unrealized appreciation	$303,688,321

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,031,668,759

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,004,061,164)	$1,311,015,139
Repurchase Agreements (Cost $24,214,327)	24,214,327
Cash	15,453,336
Cash held as collateral at broker for futures	1,125,420
Dividends, interest and other receivables	1,300,065
Receivable for Portfolio shares sold	853,194
Securities lending income receivable	99,510
Receivable for securities sold	76,741
Due from broker for futures variation margin	46,207
Other assets	14,047

Total assets	1,354,197,986

LIABILITIES
Payable for return of collateral on securities loaned	54,214,327
Payable for Portfolio shares repurchased	312,683
Investment management fees payable	264,850
Distribution fees payable – Class IB	221,312
Administrative fees payable	98,037
Distribution fees payable – Class IA	23,663
Accrued expenses	66,953

Total liabilities	55,201,825

NET ASSETS	$1,298,996,161

Net assets were comprised of:
Paid in capital	$952,543,229
Total distributable earnings (loss)	346,452,932

Net assets	$1,298,996,161

Class IA
Net asset value, offering and redemption price per share, $118,616,882 / 11,101,124 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.69

Class IB
Net asset value, offering and redemption price per share, $1,100,068,339 / 102,842,524 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.70

Class K
Net asset value, offering and redemption price per share, $80,310,940 / 7,507,465 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.70

(x)	Includes value of securities on loan of $67,404,178.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,179 foreign withholding tax)	$10,377,401
Interest	326,942
Securities lending (net)	719,582

Total income	11,423,925

EXPENSES
Investment management fees	1,551,198
Distribution fees – Class IB	1,313,282
Administrative fees	582,725
Distribution fees – Class IA	141,208
Professional fees	48,312
Custodian fees	45,225
Printing and mailing expenses	38,536
Trustees’ fees	19,343
Recoupment fees	3,801
Miscellaneous	116,770

Gross expenses	3,860,400
Less: Waiver from investment manager	(3,801)

Net expenses	3,856,599

NET INVESTMENT INCOME (LOSS)	7,567,326

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	34,944,579
Futures contracts	851,884

Net realized gain (loss)	35,796,463

Change in unrealized appreciation (depreciation) on:
Investments in securities	53,883,033
Futures contracts	520,023

Net change in unrealized appreciation (depreciation)	54,403,056

NET REALIZED AND UNREALIZED GAIN (LOSS)	90,199,519

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,766,845

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,567,326	$10,993,753
Net realized gain (loss)	35,796,463	37,786,073
Net change in unrealized appreciation (depreciation)	54,403,056	(348,311,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,766,845	(299,531,681)

Distributions to shareholders:
Class IA	—	(5,130,743)
Class IB	—	(46,870,919)
Class K	—	(3,667,700)

Total distributions to shareholders	—	(55,669,362)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 759,790 and 780,408 shares, respectively ]	7,832,735	8,473,906
Capital shares issued in reinvestment of dividends and distributions [ 0 and 502,845 shares, respectively ]	—	5,130,743
Capital shares repurchased [ (884,842) and (1,352,495) shares, respectively]	(9,132,522)	(14,809,621)

Total Class IA transactions	(1,299,787)	(1,204,972)

Class IB
Capital shares sold [ 4,637,245 and 7,915,053 shares, respectively ]	47,561,014	86,546,756
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,588,724 shares, respectively ]	—	46,870,919
Capital shares repurchased [ (4,825,396) and (8,290,400) shares, respectively]	(49,811,204)	(90,882,544)

Total Class IB transactions	(2,250,190)	42,535,131

Class K
Capital shares sold [ 443,114 and 763,383 shares, respectively ]	4,587,524	8,304,479
Capital shares issued in reinvestment of dividends and distributions [ 0 and 359,448 shares, respectively ]	—	3,667,700
Capital shares repurchased [ (606,133) and (900,685) shares, respectively]	(6,264,164)	(9,942,951)

Total Class K transactions	(1,676,640)	2,029,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,226,617)	43,359,387

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,540,228	(311,841,656)
NET ASSETS:
Beginning of period	1,206,455,933	1,518,297,589

End of period	$1,298,996,161	$1,206,455,933

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021		2020	2019	2018
Net asset value, beginning of period	$9.89		$12.90	$12.58		$10.97	$9.43	$11.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.09	0.07	(aa)	0.05	0.10	0.10
Net realized and unrealized gain (loss)	0.74		(2.63)	1.78		2.10	2.26	(1.38)

Total from investment operations	0.80		(2.54)	1.85		2.15	2.36	(1.28)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.09)		(0.11)	(0.11)	(0.11)
Distributions from net realized gains	—		(0.37)	(1.44)		(0.43)	(0.70)	(1.04)
Return of capital	—		—	—		—	(0.01)	—

Total dividends and distributions	—		(0.47)	(1.53)		(0.54)	(0.82)	(1.15)

Net asset value, end of period	$10.69		$9.89	$12.90		$12.58	$10.97	$9.43

Total return (b)	8.09%		(19.76)%	15.02%		19.74%	25.25%	(11.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$118,617		$110,981	$145,754		$124,684	$113,909	$102,582
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.63%	0.62%		0.64%	0.63%	0.64%
Before waivers (a)(f)	0.64%		0.63%	0.62%		0.64%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.20%		0.83%	0.49	%(bb)	0.51%	0.92%	0.84%
Before waivers (a)(f)	1.20%		0.83%	0.49	%(bb)	0.51%	0.92%	0.84%
Portfolio turnover rate^	11	%(z)	15%	16%		17%	14%	15%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021		2020	2019	2018
Net asset value, beginning of period	$9.90		$12.92	$12.59		$10.98	$9.44	$11.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.09	0.07	(aa)	0.05	0.10	0.10
Net realized and unrealized gain (loss)	0.74		(2.64)	1.79		2.10	2.26	(1.38)

Total from investment operations	0.80		(2.55)	1.86		2.15	2.36	(1.28)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.09)		(0.11)	(0.11)	(0.11)
Distributions from net realized gains	—		(0.37)	(1.44)		(0.43)	(0.70)	(1.04)
Return of capital	—		—	—		—	(0.01)	—

Total dividends and distributions	—		(0.47)	(1.53)		(0.54)	(0.82)	(1.15)

Net asset value, end of period	$10.70		$9.90	$12.92		$12.59	$10.98	$9.44

Total return (b)	8.08%		(19.80)%	15.10%		19.73%	25.22%	(11.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,100,068		$1,019,651	$1,276,432		$1,166,992	$1,016,600	$846,806
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.63%	0.62%		0.64%	0.63%	0.64%
Before waivers (a)(f)	0.64%		0.63%	0.62%		0.64%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.20%		0.84%	0.49	%(bb)	0.51%	0.92%	0.84%
Before waivers (a)(f)	1.20%		0.84%	0.49	%(bb)	0.51%	0.92%	0.84%
Portfolio turnover rate^	11	%(z)	15%	16%		17%	14%	15%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021		2020	2019	2018
Net asset value, beginning of period	$9.89		$12.90	$12.58		$10.96	$9.43	$11.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.12	0.10	(aa)	0.08	0.13	0.13
Net realized and unrealized gain (loss)	0.74		(2.63)	1.78		2.10	2.25	(1.37)

Total from investment operations	0.81		(2.51)	1.88		2.18	2.38	(1.24)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.12)		(0.13)	(0.14)	(0.14)
Distributions from net realized gains	—		(0.37)	(1.44)		(0.43)	(0.70)	(1.04)
Return of capital	—		—	—		—	(0.01)	—

Total dividends and distributions	—		(0.50)	(1.56)		(0.56)	(0.85)	(1.18)

Net asset value, end of period	$10.70		$9.89	$12.90		$12.58	$10.96	$9.43

Total return (b)	8.19%		(19.55)%	15.30%		20.08%	25.44%	(11.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,311		$75,824	$96,112		$88,460	$69,453	$54,023
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39%		0.38%	0.37%		0.39%	0.38%	0.39%
Before waivers (a)(f)	0.39%		0.38%	0.37%		0.39%	0.38%	0.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.45%		1.09%	0.73	%(bb)	0.76%	1.18%	1.09%
Before waivers (a)(f)	1.45%		1.09%	0.73	%(bb)	0.76%	1.18%	1.09%
Portfolio turnover rate^	11	%(z)	15%	16%		17%	14%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.09 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	41.5%
Communication Services	15.3
Consumer Discretionary	14.8
Health Care	14.1
Financials	8.8
Industrials	2.7
Consumer Staples	1.8
Materials	0.7
Repurchase Agreements	0.1
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,333.70	$5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,333.70	5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,335.00	4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (15.3%)
Entertainment (2.6%)
Activision Blizzard, Inc.*	109,995	$9,272,579
Netflix, Inc.*	76,343	33,628,328
Spotify Technology SA*	76,651	12,306,318

		55,207,225

Interactive Media & Services (11.2%)
Alphabet, Inc., Class A*	726,720	86,988,384
Alphabet, Inc., Class C*	366,812	44,373,248
Match Group, Inc.*	211,869	8,866,718
Meta Platforms, Inc., Class A*	282,545	81,084,764
Pinterest, Inc., Class A*	610,643	16,694,979

		238,008,093

Media (0.6%)
Trade Desk, Inc. (The), Class A*	172,305	13,305,392

Wireless Telecommunication Services (0.9%)
T-Mobile US, Inc.*	135,300	18,793,170

Total Communication Services		325,313,880

Consumer Discretionary (14.8%)
Automobiles (4.3%)
Dr Ing hc F Porsche AG (Preference) (q)	88,010	10,923,378
Ferrari NV	55,824	18,154,523
Rivian Automotive, Inc., Class A (x)*	1,369,115	22,809,456
Tesla, Inc.*	149,531	39,142,730

		91,030,087

Broadline Retail (6.8%)
Amazon.com, Inc.*	1,007,019	131,274,997
Coupang, Inc., Class A*	752,888	13,100,251

		144,375,248

Hotels, Restaurants & Leisure (2.3%)
Booking Holdings, Inc.*	3,939	10,636,600
Chipotle Mexican Grill, Inc., Class A*	11,318	24,209,202
Las Vegas Sands Corp.*	234,129	13,579,482

		48,425,284

Specialty Retail (1.0%)
Floor & Decor Holdings, Inc., Class A*	67,068	6,972,389
Ross Stores, Inc.	133,260	14,942,444

		21,914,833

Textiles, Apparel & Luxury Goods (0.4%)
Lululemon Athletica, Inc.*	18,800	7,115,800

Total Consumer Discretionary		312,861,252

Consumer Staples (1.8%)
Beverages (0.8%)
Constellation Brands, Inc., Class A	64,129	15,784,071

Household Products (0.5%)
Procter & Gamble Co. (The)	74,180	11,256,073

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The), Class A	54,614	10,725,097

Total Consumer Staples		37,765,241

Financials (8.8%)
Capital Markets (0.4%)
Charles Schwab Corp. (The)	140,426	7,959,346

Financial Services (7.5%)
Fiserv, Inc.*	304,162	38,370,036
Global Payments, Inc.	55,028	5,421,359
Mastercard, Inc., Class A	131,652	51,778,732
Visa, Inc., Class A	266,553	63,301,006

		158,871,133

Insurance (0.9%)
Chubb Ltd.	100,213	19,297,015

Total Financials		186,127,494

Health Care (14.1%)
Biotechnology (1.5%)
Argenx SE (ADR)*	34,347	13,386,056
Legend Biotech Corp. (ADR)*	85,377	5,893,574
Vertex Pharmaceuticals, Inc.*	37,313	13,130,818

		32,410,448

Health Care Equipment & Supplies (2.2%)
Align Technology, Inc.*	14,548	5,144,755
Intuitive Surgical, Inc.*	97,680	33,400,699
Stryker Corp.	25,451	7,764,845

		46,310,299

Health Care Providers & Services (5.9%)
Cigna Group (The)	75,192	21,098,875
HCA Healthcare, Inc.	30,126	9,142,639
Humana, Inc.	46,753	20,904,669
McKesson Corp.	26,277	11,228,425
UnitedHealth Group, Inc.	127,788	61,420,024

		123,794,632

Life Sciences Tools & Services (1.5%)
Avantor, Inc.*	391,615	8,043,772
Danaher Corp.	40,206	9,649,440
Sartorius AG (Preference) (q)	28,562	9,794,616
Thermo Fisher Scientific, Inc.	8,118	4,235,567

		31,723,395

Pharmaceuticals (3.0%)
Eli Lilly and Co.	118,388	55,521,604
Zoetis, Inc., Class A	47,261	8,138,817

		63,660,421

Total Health Care		297,899,195

Industrials (2.7%)
Aerospace & Defense (0.5%)
Airbus SE	81,049	11,716,063

Air Freight & Logistics (0.3%)
FedEx Corp.	23,197	5,750,536

Commercial Services & Supplies (0.3%)
Cintas Corp.	14,231	7,073,945

Ground Transportation (0.6%)
Old Dominion Freight Line, Inc.	34,393	12,716,812

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (1.0%)
Ceridian HCM Holding, Inc.*	128,331	$8,594,327
TransUnion	151,483	11,865,663

		20,459,990

Total Industrials		57,717,346

Information Technology (41.5%)
Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	19,333	1,642,338
Teledyne Technologies, Inc.*	61,262	25,185,421

		26,827,759

IT Services (1.8%)
Accenture plc, Class A	57,583	17,768,962
MongoDB, Inc., Class A*	18,998	7,807,988
Shopify, Inc., Class A*	205,360	13,266,256

		38,843,206

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Micro Devices, Inc.*	292,985	33,373,922
ASML Holding NV (Registered) (ADR)	45,016	32,625,346
Lam Research Corp.	21,455	13,792,561
Marvell Technology, Inc.	189,044	11,301,050
NVIDIA Corp.	300,383	127,068,017

		218,160,896

Software (20.1%)
Atlassian Corp., Class A*	35,658	5,983,769
Dynatrace, Inc.*	247,829	12,755,759
Intuit, Inc.	96,650	44,284,063
Microsoft Corp.	805,531	274,315,527
Monday.com Ltd.*	12,222	2,092,651
Roper Technologies, Inc.	49,703	23,897,202
Salesforce, Inc.*	136,473	28,831,286
ServiceNow, Inc.*	61,708	34,678,045

		426,838,302

Technology Hardware, Storage & Peripherals (8.0%)
Apple, Inc.	869,597	168,675,730

Total Information Technology		879,345,893

Materials (0.7%)
Chemicals (0.7%)
Linde plc	37,729	14,377,767

Total Materials		14,377,767

Total Common Stocks (99.7%) (Cost $1,084,235,616)		2,111,408,068

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $838,349, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $854,756. (xx)	$837,997	837,997
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $2,000,845, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $2,041,104. (xx)	2,000,000	2,000,000
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $200,197, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $204,000. (xx)	200,000	200,000

Total Repurchase Agreements		3,037,997

Total Short-Term Investments (0.1%) (Cost $3,037,997)		3,037,997

Total Investments in Securities (99.8%) (Cost $1,087,273,613)		2,114,446,065
Other Assets Less Liabilities (0.2%)		4,993,338

Net Assets (100%)		$2,119,439,403

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $3,067,456. This was collateralized by cash of $3,037,997 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$325,313,880	$—	$—	$325,313,880
Consumer Discretionary	301,937,874	10,923,378	—	312,861,252
Consumer Staples	37,765,241	—	—	37,765,241
Financials	186,127,494	—	—	186,127,494
Health Care	288,104,579	9,794,616	—	297,899,195
Industrials	46,001,283	11,716,063	—	57,717,346
Information Technology	879,345,893	—	—	879,345,893
Materials	14,377,767	—	—	14,377,767
Short-Term Investments
Repurchase Agreements	—	3,037,997	—	3,037,997

Total Assets	$2,078,974,011	$35,472,054	$—	$2,114,446,065

Total Liabilities	$—	$—	$—	$—

Total	$2,078,974,011	$35,472,054	$—	$2,114,446,065

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$99	$99

Total	$99	$99

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$541,247

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$425,876,994
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$380,025,099

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,109,221,536
Aggregate gross unrealized depreciation	(87,025,102)

Net unrealized appreciation	$1,022,196,434

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,092,249,631

For the six months ended June 30, 2023, the Portfolio incurred approximately $15 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,084,235,616)	$2,111,408,068
Repurchase Agreements (Cost $3,037,997)	3,037,997
Cash	9,651,845
Foreign cash (Cost $77)	78
Receivable for Portfolio shares sold	583,482
Dividends, interest and other receivables	339,996
Securities lending income receivable	3,106
Other assets	22,233

Total assets	2,125,046,805

LIABILITIES
Payable for return of collateral on securities loaned	3,037,997
Investment management fees payable	1,079,811
Payable for Portfolio shares repurchased	914,397
Distribution fees payable – Class IB	328,297
Administrative fees payable	158,599
Distribution fees payable – Class IA	43,033
Accrued expenses	45,268

Total liabilities	5,607,402

NET ASSETS	$2,119,439,403

Net assets were comprised of:
Paid in capital	$1,178,662,109
Total distributable earnings (loss)	940,777,294

Net assets	$2,119,439,403

Class IA
Net asset value, offering and redemption price per share, $212,954,901 / 3,535,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$60.23

Class IB
Net asset value, offering and redemption price per share, $1,646,176,073 / 27,756,588 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.31

Class K
Net asset value, offering and redemption price per share, $260,308,429 / 4,168,880 shares outstanding (unlimited amount authorized: $0.01 par value)	$62.44

(x)	Includes value of securities on loan of $3,067,456.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $142,809 foreign withholding tax)	$5,130,979
Interest	395,909
Securities lending (net)	28,735

Total income	5,555,623

EXPENSES
Investment management fees	6,576,577
Distribution fees – Class IB	1,773,302
Administrative fees	863,150
Distribution fees – Class IA	239,111
Professional fees	60,105
Printing and mailing expenses	55,979
Custodian fees	38,035
Trustees’ fees	27,362
Miscellaneous	19,734

Gross expenses	9,653,355
Less: Waiver from investment manager	(733,548)

Net expenses	8,919,807

NET INVESTMENT INCOME (LOSS)	(3,364,184)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(5,358,926)
Forward foreign currency contracts	99
Foreign currency transactions	(8,217)

Net realized gain (loss)	(5,367,044)

Change in unrealized appreciation (depreciation) on:
Investments in securities	543,044,522
Foreign currency translations	242

Net change in unrealized appreciation (depreciation)	543,044,764

NET REALIZED AND UNREALIZED GAIN (LOSS)	537,677,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$534,313,536

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,364,184)	$(10,022,005)
Net realized gain (loss)	(5,367,044)	(73,448,383)
Net change in unrealized appreciation (depreciation)	543,044,764	(903,371,153)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	534,313,536	(986,841,541)

Distributions to shareholders:
Class IA	—	(5,580,855)
Class IB	—	(39,187,202)
Class K	—	(6,235,659)

Total distributions to shareholders	—	(51,003,716)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 93,495 and 196,563 shares, respectively ]	4,891,207	10,848,922
Capital shares issued in reinvestment of dividends and distributions [ 0 and 114,900 shares, respectively ]	—	5,580,855
Capital shares repurchased [ (352,760) and (601,724) shares, respectively]	(18,837,354)	(33,245,684)

Total Class IA transactions	(13,946,147)	(16,815,907)

Class IB
Capital shares sold [ 1,130,682 and 2,388,294 shares, respectively ]	57,520,413	127,562,407
Capital shares issued in reinvestment of dividends and distributions [ 0 and 819,297 shares, respectively ]	—	39,187,202
Capital shares repurchased [ (1,012,370) and (1,711,650) shares, respectively]	(52,713,478)	(92,229,155)

Total Class IB transactions	4,806,935	74,520,454

Class K
Capital shares sold [ 80,421 and 1,431,978 shares, respectively ]	4,376,296	85,172,196
Capital shares issued in reinvestment of dividends and distributions [ 0 and 124,056 shares, respectively ]	—	6,235,659
Capital shares repurchased [ (269,332) and (520,489) shares, respectively]	(14,486,417)	(29,777,761)

Total Class K transactions	(10,110,121)	61,630,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,249,333)	119,334,641

TOTAL INCREASE (DECREASE) IN NET ASSETS	515,064,203	(918,510,616)
NET ASSETS:
Beginning of period	1,604,375,200	2,522,885,816

End of period	$2,119,439,403	$1,604,375,200

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$45.16		$75.83	$72.72	$54.83	$42.80	$47.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.10)		(0.31)	(0.52)	(0.27)	(0.10)	(0.01	)(1)
Net realized and unrealized gain (loss)	15.17		(28.89)	10.52	20.21	13.37	(0.47)

Total from investment operations	15.07		(29.20)	10.00	19.94	13.27	(0.48)

Less distributions:
Distributions from net realized gains	—		(1.47)	(6.89)	(2.05)	(1.24)	(3.86)

Net asset value, end of period	$60.23		$45.16	$75.83	$72.72	$54.83	$42.80

Total return (b)	33.37%		(38.64)%	13.83%	36.54%	31.11%	(1.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,955		$171,401	$309,813	$286,784	$227,232	$165,111
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.08%		1.08%	1.06%	1.08%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.40)%		(0.57)%	(0.66)%	(0.45)%	(0.20)%	(0.02	)%(aa)
Before waivers (a)(f)	(0.48)%		(0.64)%	(0.72)%	(0.53)%	(0.30)%	(0.12	)%(aa)
Portfolio turnover rate^	21	%(z)	36%	29%	38%	30%	45%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$44.47		$74.71	$71.74	$54.10	$42.25	$46.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.10)		(0.30)	(0.51)	(0.27)	(0.10)	(0.01	)(1)
Net realized and unrealized gain (loss)	14.94		(28.47)	10.37	19.96	13.19	(0.46)

Total from investment operations	14.84		(28.77)	9.86	19.69	13.09	(0.47)

Less distributions:
Distributions from net realized gains	—		(1.47)	(6.89)	(2.05)	(1.24)	(3.86)

Net asset value, end of period	$59.31		$44.47	$74.71	$71.74	$54.10	$42.25

Total return (b)	33.37%		(38.64)%	13.82%	36.57%	31.09%	(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,646,176		$1,229,180	$1,953,107	$1,717,802	$1,264,017	$942,026
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.08%		1.08%	1.06%	1.08%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.40)%		(0.56)%	(0.66)%	(0.45)%	(0.20)%	(0.01	)%(aa)
Before waivers (a)(f)	(0.48)%		(0.64)%	(0.72)%	(0.54)%	(0.30)%	(0.12	)%(aa)
Portfolio turnover rate^	21	%(z)	36%	29%	38%	30%	45%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$46.77		$78.25	$74.66	$56.11	$43.67	$47.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.17)	(0.33)	(0.12)	0.02	0.11	(1)
Net realized and unrealized gain (loss)	15.71		(29.84)	10.81	20.72	13.66	(0.48)

Total from investment operations	15.67		(30.01)	10.48	20.60	13.68	(0.37)

Less distributions:
Dividends from net investment income	—		—	— #	— #	—	(0.05)
Distributions from net realized gains	—		(1.47)	(6.89)	(2.05)	(1.24)	(3.86)

Total dividends and distributions	—		(1.47)	(6.89)	(2.05)	(1.24)	(3.91)

Net asset value, end of period	$62.44		$46.77	$78.25	$74.66	$56.11	$43.67

Total return (b)	33.50%		(38.48)%	14.11%	36.88%	31.43%	(1.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$260,308		$203,794	$259,966	$257,368	$222,399	$198,399
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.83%		0.83%	0.81%	0.83%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.15)%		(0.31)%	(0.41)%	(0.20)%	0.04%	0.21	%(aa)
Before waivers (a)(f)	(0.23)%		(0.39)%	(0.47)%	(0.28)%	(0.06)%	0.11	%(aa)
Portfolio turnover rate^	21	%(z)	36%	29%	38%	30%	45%
#	Per share amount is less than $0.005.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.05) and $0.06 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2023	% of Net Assets
Health Care	99.1%
Repurchase Agreements	1.0
Investment Company	0.3
Consumer Discretionary	0.1
Materials	0.0 #
Cash and Other	(0.5)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$1,015.50	$6.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.1%)
Specialty Retail (0.1%)
Warby Parker, Inc., Class A*	17,461	$204,119

Total Consumer Discretionary		204,119

Health Care (99.1%)
Biotechnology (29.9%)
Aadi Bioscience, Inc. (x)*	1,765	12,073
AbbVie, Inc.	9,124	1,229,277
ACADIA Pharmaceuticals, Inc.*	26,235	628,328
ACELYRIN, Inc.*	8,381	175,163
ADC Therapeutics SA*	16,676	35,853
Agios Pharmaceuticals, Inc.*	5,406	153,098
Akero Therapeutics, Inc.*	8,842	412,833
Alector, Inc.*	8,716	52,383
Allakos, Inc.*	17,586	76,675
Allogene Therapeutics, Inc.*	38,273	190,217
Alnylam Pharmaceuticals, Inc.*	16,085	3,055,185
Ambrx Biopharma, Inc. (ADR) (x)*	8,725	143,614
Apellis Pharmaceuticals, Inc.*	34,131	3,109,334
Arcellx, Inc.*	4,300	135,966
Arcus Biosciences, Inc.*	6,277	127,486
Ardelyx, Inc.*	37,978	128,745
Argenx SE (ADR)*	8,998	3,506,791
Ascendis Pharma A/S (ADR)*	8,731	779,242
Aura Biosciences, Inc.*	7,297	90,118
Avidity Biosciences, Inc.*	23,270	258,064
BeiGene Ltd. (ADR)*	6,865	1,224,029
Bicycle Therapeutics plc (ADR)*	3,976	101,468
Biogen, Inc.*	3,008	856,829
Biohaven Ltd.*	14,451	345,668
BioMarin Pharmaceutical, Inc.*	10,543	913,867
Biomea Fusion, Inc. (x)*	900	19,755
Blueprint Medicines Corp.*	20,402	1,289,406
C4 Therapeutics, Inc.*	10,181	27,998
Celldex Therapeutics, Inc.*	4,405	149,462
Centessa Pharmaceuticals plc (ADR) (x)*	12,694	78,576
Cerevel Therapeutics Holdings, Inc. (x)*	22,740	722,905
Crinetics Pharmaceuticals, Inc.*	4,300	77,486
CRISPR Therapeutics AG*	4,270	239,718
CureVac NV (x)*	21,676	225,864
Cytokinetics, Inc.*	6,114	199,439
Day One Biopharmaceuticals, Inc.*	8,665	103,460
Denali Therapeutics, Inc.*	14,487	427,511
Disc Medicine, Inc.*	768	34,099
Entrada Therapeutics, Inc. (x)*	8,165	123,618
Exact Sciences Corp.*	18,558	1,742,596
Exelixis, Inc.*	29,213	558,260
Fate Therapeutics, Inc.*	14,816	70,524
Generation Bio Co.*	30,137	165,754
Genmab A/S*	2,688	1,020,220
Gossamer Bio, Inc.*	13,000	15,600
Ideaya Biosciences, Inc.*	7,331	172,279
IGM Biosciences, Inc. (x)*	9,760	90,085
Immatics NV (x)*	11,078	127,840
Immuneering Corp., Class A (x)*	22,529	228,444
Immunocore Holdings plc (ADR) (x)*	19,761	1,184,870
ImmunoGen, Inc.*	13,400	252,858
Immunome, Inc.*	822	6,502
Incyte Corp.*	9,230	574,568
Insmed, Inc.*	32,344	682,458
Intellia Therapeutics, Inc.*	5,590	227,960
Ionis Pharmaceuticals, Inc.*	13,112	537,985
Iovance Biotherapeutics, Inc.*	25,319	178,246
Karuna Therapeutics, Inc.*	8,755	1,898,522
Keros Therapeutics, Inc.*	3,657	146,938
Kodiak Sciences, Inc.*	4,845	33,431
Krystal Biotech, Inc.*	2,959	347,387
Kymera Therapeutics, Inc.*	11,881	273,144
Leap Therapeutics, Inc. (x)*	198	621
Legend Biotech Corp. (ADR)*	18,526	1,278,850
LianBio (ADR)*	27,401	62,474
Lyell Immunopharma, Inc.*	58,858	187,168
Mirati Therapeutics, Inc.*	9,773	353,098
Moderna, Inc.*	5,262	639,333
Monte Rosa Therapeutics, Inc. (x)*	20,464	140,178
MoonLake Immunotherapeutics, Class A (x)*	12,749	650,199
Morphic Holding, Inc.*	8,197	469,934
Neurocrine Biosciences, Inc.*	3,961	373,522
Nuvalent, Inc., Class A*	2,880	121,450
Prelude Therapeutics, Inc. (x)*	10,246	46,107
Prime Medicine, Inc.*	12,574	184,209
Protagonist Therapeutics, Inc.*	7,600	209,912
Prothena Corp. plc*	9,666	659,994
PTC Therapeutics, Inc.*	10,980	446,557
RAPT Therapeutics, Inc. (x)*	10,373	193,975
Regeneron Pharmaceuticals, Inc.*	8,813	6,332,493
Relay Therapeutics, Inc.*	33,233	417,406
Replimune Group, Inc.*	18,977	440,646
REVOLUTION Medicines, Inc.*	20,148	538,959
Rocket Pharmaceuticals, Inc.*	8,647	171,816
Sage Therapeutics, Inc.*	2,755	129,540
Sana Biotechnology, Inc.*	30,772	183,401
Sarepta Therapeutics, Inc.*	6,700	767,284
Scholar Rock Holding Corp. (x)*	27,312	205,932
Senti Biosciences, Inc., Class A (x)*	31,421	19,594
SpringWorks Therapeutics, Inc. (x)*	9,701	254,360
Stoke Therapeutics, Inc. (x)*	6,584	69,988
Tenaya Therapeutics, Inc.*	21,614	126,874
TG Therapeutics, Inc.*	2,849	70,769
Twist Bioscience Corp.*	5,642	115,435
Ultragenyx Pharmaceutical, Inc.*	17,025	785,363
uniQure NV*	3,900	44,694
Vaxcyte, Inc.*	9,986	498,701
Vertex Pharmaceuticals, Inc.*	15,533	5,466,218
Vir Biotechnology, Inc.*	3,900	95,667
Voyager Therapeutics, Inc.*	12,122	138,797
Xencor, Inc.*	11,773	293,972
Zai Lab Ltd. (ADR)*	13,867	384,532
Zentalis Pharmaceuticals, Inc.*	10,170	286,896

		55,854,992

Health Care Equipment & Supplies (17.6%)
Baxter International, Inc.	8,071	367,715
Becton Dickinson & Co.	10,815	2,855,268
Boston Scientific Corp.*	16,958	917,258
Cooper Cos., Inc. (The)	1,580	605,820
Dexcom, Inc.*	12,390	1,592,239
Hologic, Inc.*	19,004	1,538,754
Inari Medical, Inc.*	9,512	553,028

See Notes to Financial Statements.

1294

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Insulet Corp.*	5,107	$1,472,552
Intuitive Surgical, Inc.*	21,552	7,369,491
iRhythm Technologies, Inc.*	3,073	320,575
Lantheus Holdings, Inc.*	6,499	545,396
Nevro Corp.*	5,719	145,377
Novocure Ltd.*	18,402	763,683
Orchestra BioMed Holdings, Inc. (x)*	9,046	63,322
Penumbra, Inc.*	9,836	3,384,174
PROCEPT BioRobotics Corp. (x)*	9,735	344,132
QuidelOrtho Corp.*	3,471	287,607
Shockwave Medical, Inc.*	6,480	1,849,457
STERIS plc	2,238	503,505
Stryker Corp.	17,322	5,284,769
Teleflex, Inc.	3,576	865,499
Zimmer Biomet Holdings, Inc.	8,611	1,253,762

		32,883,383

Health Care Providers & Services (18.5%)
agilon health, Inc. (x)*	39,010	676,433
Alignment Healthcare, Inc.*	20,187	116,075
AmerisourceBergen Corp.	2,281	438,933
Centene Corp.*	23,493	1,584,603
Cigna Group (The)	8,058	2,261,075
Elevance Health, Inc.	12,354	5,488,759
GeneDx Holdings Corp., Class A*	744	4,434
Guardant Health, Inc.*	19,722	706,048
HCA Healthcare, Inc.	7,006	2,126,181
Humana, Inc.	7,161	3,201,898
McKesson Corp.	1,413	603,789
Molina Healthcare, Inc.*	9,010	2,714,172
Option Care Health, Inc.*	8,301	269,699
Privia Health Group, Inc.*	11,883	310,265
Surgery Partners, Inc.*	13,801	620,907
UnitedHealth Group, Inc.	27,804	13,363,715

		34,486,986

Health Care Technology (1.2%)
Doximity, Inc., Class A (x)*	16,859	573,543
Schrodinger, Inc.*	8,345	416,582
Sophia Genetics SA (x)*	18,167	81,388
Veeva Systems, Inc., Class A*	6,109	1,207,933

		2,279,446

Life Sciences Tools & Services (13.8%)
10X Genomics, Inc., Class A*	15,040	839,834
Adaptive Biotechnologies Corp.*	17,654	118,458
Agilent Technologies, Inc.	22,396	2,693,119
Avantor, Inc.*	42,064	863,995
Bio-Techne Corp.	7,748	632,469
Bruker Corp.	15,378	1,136,742
Charles River Laboratories International, Inc.*	4,066	854,876
Danaher Corp.	15,165	3,639,600
Evotec SE*	8,864	199,255
ICON plc*	800	200,160
Illumina, Inc.*	2,225	417,165
IQVIA Holdings, Inc.*	2,625	590,021
Mettler-Toledo International, Inc.*	534	700,416
Olink Holding AB (ADR) (x)*	26,703	500,681
Pacific Biosciences of California, Inc.*	35,528	472,522
Repligen Corp.*	3,571	505,154
Sartorius AG (Preference) (q)	2,469	846,681
Seer, Inc., Class A*	19,184	81,916
Thermo Fisher Scientific, Inc.	16,178	8,440,871
West Pharmaceutical Services, Inc.	4,661	1,782,693
Wuxi Biologics Cayman, Inc. (m)*	44,500	214,422

		25,731,050

Pharmaceuticals (18.1%)
Arvinas, Inc.*	7,525	186,771
Astellas Pharma, Inc.	49,900	743,583
AstraZeneca plc (ADR)	84,174	6,024,333
Avadel Pharmaceuticals plc (ADR)*	1,300	21,424
Catalent, Inc.*	12,106	524,916
Daiichi Sankyo Co. Ltd.	31,700	1,005,252
Eli Lilly and Co.	24,333	11,411,690
Longboard Pharmaceuticals, Inc.*	7,698	56,503
Merck & Co., Inc.	65,060	7,507,273
Novo Nordisk A/S (ADR)	8,401	1,359,534
Nuvation Bio, Inc.*	7,200	12,960
Pfizer, Inc.	46,489	1,705,217
Pliant Therapeutics, Inc. (x)*	8,138	147,461
Reata Pharmaceuticals, Inc., Class A*	900	91,764
Relmada Therapeutics, Inc.*	2,774	6,824
Roche Holding AG	4,518	1,380,681
Royalty Pharma plc, Class A	20,697	636,226
Structure Therapeutics, Inc. (ADR) (x)*	8,341	346,735
Theseus Pharmaceuticals, Inc.*	14,238	132,841
Ventyx Biosciences, Inc.*	13,674	448,507

		33,750,495

Total Health Care		184,986,352

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., Class A (x)*	53,863	100,185

Total Materials		100,185

Total Common Stocks (99.2%) (Cost $141,214,942)		185,290,656

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
EQRx, Inc., expiring 12/20/26*	3,127	503

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	24

Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	1,418	354

Total Health Care		881

Total Warrants (0.0%)† (Cost $—)		881

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	500,000	500,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $904,077, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $922,159. (xx)	$903,698	$903,698
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $1,000,423, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $1,020,552. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,903,698

Total Short-Term Investments (1.3%) (Cost $2,403,698)		2,403,698

Total Investments in Securities (100.5%) (Cost $143,618,640)		187,695,235
Other Assets Less Liabilities (-0.5%)		(1,005,891)

Net Assets (100%)		$186,689,344

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $214,422 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $4,630,591. This was collateralized by $2,281,036 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/20/23 – 5/15/53 and by cash of $2,403,698 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$204,119	$—	$—	$204,119
Health Care	179,576,258	5,410,094	—	184,986,352
Materials	100,185	—	—	100,185
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	1,903,698	—	1,903,698
Warrants
Health Care	881	—	—	881

Total Assets	$180,381,443	$7,313,792	$—	$187,695,235

Total Liabilities	$—	$—	$—	$—

Total	$180,381,443	$7,313,792	$—	$187,695,235

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,339,258
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$47,618,943

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,071,101
Aggregate gross unrealized depreciation	(17,851,453)

Net unrealized appreciation	$43,219,648

Federal income tax cost of investments in securities and derivative instruments, if applicable	$144,475,587

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $141,714,942)	$185,791,537
Repurchase Agreements (Cost $1,903,698)	1,903,698
Cash	1,500,427
Foreign cash (Cost $4,266)	4,151
Receivable for securities sold	373,868
Dividends, interest and other receivables	132,449
Receivable for Portfolio shares sold	49,874
Securities lending income receivable	9,560
Other assets	3,874

Total assets	189,769,438

LIABILITIES
Payable for return of collateral on securities loaned	2,403,698
Payable for securities purchased	392,500
Investment management fees payable	121,256
Payable for Portfolio shares repurchased	64,434
Distribution fees payable – Class IB	38,370
Administrative fees payable	14,368
Accrued expenses	45,468

Total liabilities	3,080,094

NET ASSETS	$186,689,344

Net assets were comprised of:
Paid in capital	$137,505,488
Total distributable earnings (loss)	49,183,856

Net assets	$186,689,344

Class IB
Net asset value, offering and redemption price per share, $186,689,344 / 3,140,761 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.44

(x)	Includes value of securities on loan of $4,630,591.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,081 foreign withholding tax)	$707,546
Interest	20,637
Securities lending (net)	57,559

Total income	785,742

EXPENSES
Investment management fees	886,085
Distribution fees – Class IB	233,179
Administrative fees	87,596
Professional fees	31,686
Custodian fees	15,705
Printing and mailing expenses	10,196
Trustees’ fees	2,933
Miscellaneous	1,556

Gross expenses	1,268,936
Less: Waiver from investment manager	(149,640)

Net expenses	1,119,296

NET INVESTMENT INCOME (LOSS)	(333,554)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,973,942
Foreign currency transactions	(4,335)

Net realized gain (loss)	5,969,607

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,841,413)
Foreign currency translations	(1,848)

Net change in unrealized appreciation (depreciation)	(2,843,261)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,126,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,792,792

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(333,554)	$(801,981)
Net realized gain (loss)	5,969,607	2,577,085
Net change in unrealized appreciation (depreciation)	(2,843,261)	(33,953,683)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,792,792	(32,178,579)

Distributions to shareholders:
Class IB	—	(4,260,093)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 128,014 and 311,941 shares, respectively ]	7,481,465	18,326,018
Capital shares issued in reinvestment of dividends and distributions [ 0 and 73,031 shares, respectively ]	—	4,260,093
Capital shares repurchased [ (302,351) and (529,235) shares, respectively]	(17,598,124)	(31,090,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,116,659)	(8,504,315)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,323,867)	(44,942,987)
NET ASSETS:
Beginning of period	194,013,211	238,956,198

End of period	$186,689,344	$194,013,211

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$58.52		$69.08		$65.47		$52.58		$40.98		$45.62

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.10)		(0.24)		(0.39)		(0.23)		(0.18)		(0.04)
Net realized and unrealized gain (loss)	1.02		(9.03)		6.57		14.37		11.78		(4.60)

Total from investment operations	0.92		(9.27)		6.18		14.14		11.60		(4.64)

Less distributions:
Distributions from net realized gains	—		(1.29)		(2.57)		(1.25)		—		—

Net asset value, end of period	$59.44		$58.52		$69.08		$65.47		$52.58		$40.98

Total return (b)	1.55%		(13.38)%		9.51%		26.91%		28.31%		(10.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186,689		$194,013		$238,956		$222,733		$186,093		$158,054
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (a)(f)	1.36%		1.36%		1.35%		1.37%		1.39%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.36)%		(0.41)%		(0.56)%		(0.42)%		(0.39)%		(0.43	)%(l)
Before waivers (a)(f)	(0.52)%		(0.57)%		(0.71)%		(0.59)%		(0.58)%		(0.68	)%(l)
Portfolio turnover rate^	21	%(z)	23%		31%		36%		40%		8	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1300

EQ/VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	18.8%
Financials	15.4
Health Care	11.7
Industrials	11.5
Materials	11.2
Consumer Staples	8.5
Consumer Discretionary	7.4
Utilities	4.7
Energy	4.0
Real Estate	3.3
Communication Services	2.2
Repurchase Agreement	0.1
Investment Company	0.0 #
Cash and Other	1.2

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,081.90	$4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.25	4.59
Class IB
Actual	1,000.00	1,082.00	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.25	4.59
Class K
Actual	1,000.00	1,082.80	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.49	3.34

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1301

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Entertainment (2.2%)
Activision Blizzard, Inc.*	397,900	$33,542,970

Total Communication Services		33,542,970

Consumer Discretionary (7.4%)
Automobile Components (1.8%)
Cie Generale des Etablissements Michelin SCA (ADR)(x)	1,836,402	27,068,565

Household Durables (5.6%)
Lennar Corp., Class A	394,361	49,417,377
Sony Group Corp. (ADR)	406,451	36,596,848

		86,014,225

Total Consumer Discretionary		113,082,790

Consumer Staples (8.5%)
Beverages (4.4%)
Coca-Cola Co. (The)	591,108	35,596,524
Constellation Brands, Inc., Class A	124,878	30,736,222

		66,332,746

Consumer Staples Distribution & Retail (1.9%)
Sysco Corp.	378,147	28,058,508

Household Products (2.2%)
Procter & Gamble Co. (The)	223,911	33,976,255

Total Consumer Staples		128,367,509

Energy (4.0%)
Oil, Gas & Consumable Fuels (4.0%)
Coterra Energy, Inc.	1,382,000	34,964,600
Phillips 66	271,380	25,884,224

Total Energy		60,848,824

Financials (15.4%)
Banks (6.2%)
Commerce Bancshares, Inc.	323,932	15,775,488
Cullen/Frost Bankers, Inc.	232,305	24,979,757
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	3,084,792	22,734,917
PNC Financial Services Group, Inc. (The)	211,256	26,607,693
US Bancorp	130,178	4,301,081

		94,398,936

Capital Markets (5.0%)
Ameriprise Financial, Inc.	133,376	44,302,172
Blackstone, Inc.	343,041	31,892,522

		76,194,694

Consumer Finance (2.5%)
Capital One Financial Corp.	347,614	38,018,543

Insurance (1.7%)
Cincinnati Financial Corp.	259,874	25,290,938

Total Financials		233,903,111

Health Care (11.7%)
Biotechnology (2.3%)
Amgen, Inc.	154,899	34,390,676

Health Care Equipment & Supplies (4.1%)
Alcon, Inc.	425,884	34,969,335
Medtronic plc	311,274	27,423,240

		62,392,575

Life Sciences Tools & Services (2.6%)
Danaher Corp.	165,372	39,689,280

Pharmaceuticals (2.7%)
Merck & Co., Inc.	358,701	41,390,508

Total Health Care		177,863,039

Industrials (11.5%)
Aerospace & Defense (1.8%)
General Dynamics Corp.	129,652	27,894,628

Industrial Conglomerates (2.4%)
Honeywell International, Inc.	174,328	36,173,060

Machinery (7.3%)
Oshkosh Corp.	244,432	21,165,367
Parker-Hannifin Corp.	135,000	52,655,400
Xylem, Inc.	333,392	37,546,607

		111,367,374

Total Industrials		175,435,062

Information Technology (18.8%)
Semiconductors & Semiconductor Equipment (5.5%)
Microchip Technology, Inc.	556,014	49,813,294
QUALCOMM, Inc.	291,000	34,640,640

		84,453,934

Software (13.3%)
Adobe, Inc.*	107,600	52,615,324
ANSYS, Inc.*	137,400	45,379,098
Autodesk, Inc.*	171,622	35,115,578
Microsoft Corp.	202,000	68,789,080

		201,899,080

Total Information Technology		286,353,014

Materials (11.2%)
Chemicals (7.9%)
Corteva, Inc.	930,221	53,301,663
Ecolab, Inc.	181,457	33,876,208
RPM International, Inc.	355,762	31,922,524

		119,100,395

Construction Materials (3.3%)
Martin Marietta Materials, Inc.	109,568	50,586,450

Total Materials		169,686,845

Real Estate (3.3%)
Residential REITs (1.6%)
Equity LifeStyle Properties, Inc. (REIT)	359,703	24,060,534

Specialized REITs (1.7%)
Crown Castle, Inc. (REIT)	221,340	25,219,479

Total Real Estate		49,280,013

Utilities (4.7%)
Electric Utilities (2.2%)
Xcel Energy, Inc.	537,624	33,424,084

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (2.5%)
Atmos Energy Corp.	327,979	$38,157,077

Total Utilities		71,581,161

Total Common Stocks (98.7%) (Cost $1,382,821,770)		1,499,944,338

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $1,254,728, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $1,279,284. (xx)	$1,254,200	1,254,200

Total Short-Term Investments (0.1%) (Cost $2,254,200)		2,254,200

Total Investments in Securities (98.8%) (Cost $1,385,075,970)		1,502,198,538
Other Assets Less Liabilities (1.2%)		17,884,733

Net Assets (100%)		$1,520,083,271

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $4,506,948. This was collateralized by $2,418,914 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.125%, maturing 10/26/23 - 11/15/52 and by cash of $2,254,200 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$33,542,970	$—	$—	$33,542,970
Consumer Discretionary	113,082,790	—	—	113,082,790
Consumer Staples	128,367,509	—	—	128,367,509
Energy	60,848,824	—	—	60,848,824
Financials	233,903,111	—	—	233,903,111
Health Care	177,863,039	—	—	177,863,039
Industrials	175,435,062	—	—	175,435,062
Information Technology	286,353,014	—	—	286,353,014
Materials	169,686,845	—	—	169,686,845
Real Estate	49,280,013	—	—	49,280,013
Utilities	71,581,161	—	—	71,581,161

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$1,000,000	$—	$—	$1,000,000
Repurchase Agreement	—	1,254,200	—	1,254,200

Total Assets	$1,500,944,338	$1,254,200	$—	$1,502,198,538

Total Liabilities	$—	$—	$—	$—

Total	$1,500,944,338	$1,254,200	$—	$1,502,198,538

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,091,204
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,209,254

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,995,002
Aggregate gross unrealized depreciation	(88,878,337)

Net unrealized appreciation	$117,116,665

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,385,081,873

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,383,821,770)	$1,500,944,338
Repurchase Agreements (Cost $1,254,200)	1,254,200
Cash	20,210,165
Dividends, interest and other receivables	2,107,005
Receivable for securities sold	1,232,773
Receivable for Portfolio shares sold	127,895
Securities lending income receivable	847
Other assets	16,855

Total assets	1,525,894,078

LIABILITIES
Payable for return of collateral on securities loaned	2,254,200
Payable for securities purchased	2,020,103
Investment management fees payable	675,653
Payable for Portfolio shares repurchased	501,089
Distribution fees payable – Class IB	215,188
Administrative fees payable	115,007
Distribution fees payable – Class IA	25,613
Accrued expenses	3,954

Total liabilities	5,810,807

NET ASSETS	$1,520,083,271

Net assets were comprised of:
Paid in capital	$1,414,671,592
Total distributable earnings (loss)	105,411,679

Net assets	$1,520,083,271

Class IA
Net asset value, offering and redemption price per share, $126,723,012 / 6,307,307 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.09

Class IB
Net asset value, offering and redemption price per share, $1,069,828,697 / 53,025,872 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.18

Class K
Net asset value, offering and redemption price per share, $323,531,562 / 16,072,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.13

(x)	Includes value of securities on loan of $4,506,948.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $374,017 foreign withholding tax)	$15,271,728
Interest	830,420
Securities lending (net)	12,957

Total income	16,115,105

EXPENSES
Investment management fees	4,046,347
Distribution fees – Class IB	1,283,508
Administrative fees	690,910
Distribution fees – Class IA	156,018
Professional fees	57,734
Printing and mailing expenses	44,941
Custodian fees	29,753
Trustees’ fees	22,967
Miscellaneous	15,839

Total expenses	6,348,017

NET INVESTMENT INCOME (LOSS)	9,767,088

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(24,074,082)
Net change in unrealized appreciation (depreciation) on investments in securities	131,546,933

NET REALIZED AND UNREALIZED GAIN (LOSS)	107,472,851

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,239,939

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,767,088	$15,698,615
Net realized gain (loss)	(24,074,082)	26,436,038
Net change in unrealized appreciation (depreciation)	131,546,933	(315,257,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	117,239,939	(273,122,896)

Distributions to shareholders:
Class IA	—	(4,255,355)
Class IB	—	(33,816,715)
Class K	—	(11,538,960)

Total distributions to shareholders	—	(49,611,030)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 83,039 and 139,418 shares, respectively ]	1,601,175	2,757,061
Capital shares issued in reinvestment of dividends and distributions [ 0 and 224,802 shares, respectively ]	—	4,255,355
Capital shares repurchased [ (574,315) and (1,004,846) shares, respectively]	(11,014,199)	(19,988,145)

Total Class IA transactions	(9,413,024)	(12,975,729)

Class IB
Capital shares sold [ 638,560 and 1,256,173 shares, respectively ]	12,315,501	24,947,720
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,778,942 shares, respectively ]	—	33,816,715
Capital shares repurchased [ (2,055,753) and (4,110,159) shares, respectively]	(39,575,868)	(82,053,784)

Total Class IB transactions	(27,260,367)	(23,289,349)

Class K
Capital shares sold [ 52,653 and 758,631 shares, respectively ]	1,011,177	15,424,293
Capital shares issued in reinvestment of dividends and distributions [ 0 and 608,681 shares, respectively ]	—	11,538,960
Capital shares repurchased [ (1,175,391) and (2,288,673) shares, respectively]	(22,766,959)	(45,857,006)

Total Class K transactions	(21,755,782)	(18,893,753)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,429,173)	(55,158,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,810,766	(377,892,757)
NET ASSETS:
Beginning of period	1,461,272,505	1,839,165,262

End of period	$1,520,083,271	$1,461,272,505

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.57		$22.62	$21.94	$23.46	$20.32	$24.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.19	0.17	0.37	0.44	0.40
Net realized and unrealized gain (loss)	1.40		(3.61)	5.34	0.18	4.28	(2.25)

Total from investment operations	1.52		(3.42)	5.51	0.55	4.72	(1.85)

Less distributions:
Dividends from net investment income	—		(0.21)	(0.17)	(0.38)	(0.45)	(0.41)
Distributions from net realized gains	—		(0.42)	(4.66)	(1.69)	(1.13)	(2.11)

Total dividends and distributions	—		(0.63)	(4.83)	(2.07)	(1.58)	(2.52)

Net asset value, end of period	$20.09		$18.57	$22.62	$21.94	$23.46	$20.32

Total return (b)	8.19%		(15.13)%	25.37%	2.82%	23.41%	(7.99)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126,723		$126,272	$168,268	$149,596	$161,168	$143,367
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92%		0.91%	0.91%	0.95%	0.95%	0.92%
Before waivers (a)(f)	0.92%		0.91%	0.91%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.27%		0.95%	0.68%	1.78%	1.91%	1.61%
Before waivers (a)(f)	1.27%		0.95%	0.68%	1.78%	1.91%	1.58%
Portfolio turnover rate^	3	%(z)	15%	106%	88%	47%	36%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.65		$22.71	$22.01	$23.53	$20.37	$24.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.19	0.17	0.36	0.44	0.40
Net realized and unrealized gain (loss)	1.41		(3.62)	5.36	0.19	4.30	(2.26)

Total from investment operations	1.53		(3.43)	5.53	0.55	4.74	(1.86)

Less distributions:
Dividends from net investment income	—		(0.21)	(0.17)	(0.38)	(0.45)	(0.41)
Distributions from net realized gains	—		(0.42)	(4.66)	(1.69)	(1.13)	(2.11)

Total dividends and distributions	—		(0.63)	(4.83)	(2.07)	(1.58)	(2.52)

Net asset value, end of period	$20.18		$18.65	$22.71	$22.01	$23.53	$20.37

Total return (b)	8.20%		(15.11)%	25.38%	2.81%	23.46%	(8.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,069,829		$1,015,421	$1,260,851	$1,064,449	$1,067,720	$899,385
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92%		0.91%	0.91%	0.95%	0.95%	0.92%
Before waivers (a)(f)	0.92%		0.91%	0.91%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.27%		0.95%	0.68%	1.78%	1.90%	1.60%
Before waivers (a)(f)	1.27%		0.95%	0.68%	1.78%	1.90%	1.58%
Portfolio turnover rate^	3	%(z)	15%	106%	88%	47%	36%

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.58		$22.63	$21.94	$23.46	$20.31	$24.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.24	0.23	0.42	0.50	0.46
Net realized and unrealized gain (loss)	1.41		(3.61)	5.35	0.18	4.29	(2.25)

Total from investment operations	1.55		(3.37)	5.58	0.60	4.79	(1.79)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.23)	(0.43)	(0.51)	(0.48)
Distributions from net realized gains	—		(0.42)	(4.66)	(1.69)	(1.13)	(2.11)

Total dividends and distributions	—		(0.68)	(4.89)	(2.12)	(1.64)	(2.59)

Net asset value, end of period	$20.13		$18.58	$22.63	$21.94	$23.46	$20.31

Total return (b)	8.28%		(14.86)%	25.68%	3.05%	23.76%	(7.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$323,532		$319,580	$410,047	$388,170	$451,221	$447,298
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67%		0.66%	0.66%	0.70%	0.70%	0.67%
Before waivers (a)(f)	0.67%		0.66%	0.66%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.52%		1.20%	0.93%	2.04%	2.17%	1.86%
Before waivers (a)(f)	1.52%		1.20%	0.93%	2.04%	2.17%	1.83%
Portfolio turnover rate^	3	%(z)	15%	106%	88%	47%	36%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1308

EQ/WELLINGTON ENERGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Energy	88.4%
Utilities	10.6
Repurchase Agreement	3.4
Cash and Other	(2.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IB
Actual	$1,000.00	$979.50	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.89	5.96

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1309

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (88.4%)
Energy Equipment & Services (5.7%)
Schlumberger NV	116,326	$5,713,933
Tenaris SA	80,511	1,204,742
Tenaris SA (ADR)	18,686	559,646

		7,478,321

Oil, Gas & Consumable Fuels (82.7%)
ARC Resources Ltd. (x)	230,592	3,075,720
BP plc	865,734	5,072,203
BP plc (ADR)	111,142	3,922,201
Canadian Natural Resources Ltd.	28,559	1,606,729
Cenovus Energy, Inc. (x)	326,039	5,536,142
Chesapeake Energy Corp. (x)	40,195	3,363,518
Chevron Corp.	36,416	5,730,058
ConocoPhillips	51,015	5,285,664
Coterra Energy, Inc.	183,701	4,647,635
Diamondback Energy, Inc.	36,359	4,776,118
Enbridge, Inc.	102,967	3,827,209
EOG Resources, Inc.	49,599	5,676,110
EQT Corp.	26,976	1,109,523
Equinor ASA	115,595	3,358,000
Exxon Mobil Corp.	57,780	6,196,905
LUKOIL PJSC (ADR) (r)*	41,176	—
Marathon Petroleum Corp.	37,061	4,321,313
Petroleo Brasileiro SA	418,380	2,896,558
Phillips 66	43,957	4,192,619
Pioneer Natural Resources Co.	14,087	2,918,545
Shell plc	424,367	12,634,937
Targa Resources Corp.	53,606	4,079,417
TC Energy Corp. (New York Stock Exchange) (x)	3,799	153,518
TC Energy Corp. (Toronto Stock Exchange) (x)	23,500	949,756
TotalEnergies SE	111,281	6,377,787
TotalEnergies SE (ADR)	55,625	3,206,225
Williams Cos., Inc. (The)	107,199	3,497,903

		108,412,313

Total Energy		115,890,634

Utilities (10.6%)
Electric Utilities (6.7%)
American Electric Power Co., Inc.	7,243	609,861
Duke Energy Corp.	11,517	1,033,536
Edison International	10,992	763,394
Enel SpA	100,930	679,894
Exelon Corp.	23,350	951,279
FirstEnergy Corp.	22,254	865,235
Iberdrola SA	79,186	1,034,318
NextEra Energy, Inc.	23,561	1,748,226
Southern Co. (The)	15,812	1,110,793

		8,796,536

Independent Power and Renewable Electricity Producers (1.6%)
AES Corp. (The)	27,298	565,888
China Longyuan Power Group Corp. Ltd., Class H	848,555	876,883
RWE AG	14,770	642,897

		2,085,668

Multi-Utilities (2.3%)
Engie SA	87,938	1,462,684
National Grid plc	57,482	759,574
Sempra Energy	5,311	773,229

		2,995,487

Total Utilities		13,877,691

Total Common Stocks (99.0%) (Cost $103,199,958)		129,768,325

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (3.4%)
HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $4,434,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $4,523,259. (xx)	$4,432,709	4,432,709

Total Short-Term Investment (3.4%) (Cost $4,432,709)		4,432,709

Total Investments in Securities (102.4%) (Cost $107,632,667)		134,201,034
Other Assets Less Liabilities (-2.4%)		(3,189,292)

Net Assets (100%)		$131,011,742

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $4,319,655. This was collateralized by $59,141 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.440%, maturing 6/30/24 – 11/15/50 and by cash of $4,432,709 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Brazil	2.2%
Canada	11.6
China	0.7
France	8.4
Germany	0.5
Italy	0.5
Netherlands	9.6
Norway	2.6
Russia	0.0 #
Spain	0.8
United Kingdom	7.4
United States	58.1
Cash and Other	(2.4)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$87,242,965	$28,647,669	$—	(a)	$115,890,634
Utilities	8,421,441	5,456,250	—		13,877,691
Short-Term Investment
Repurchase Agreement	—	4,432,709	—		4,432,709

Total Assets	$95,664,406	$38,536,628	$—		$134,201,034

Total Liabilities	$—	$—	$—		$—

Total	$95,664,406	$38,536,628	$—		$134,201,034

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,897,817
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,153,451

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,333,624
Aggregate gross unrealized depreciation	(4,131,123)

Net unrealized appreciation	$26,202,501

Federal income tax cost of investments in securities and derivative instruments, if applicable	$107,998,533

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $103,199,958)	$129,768,325
Repurchase Agreements (Cost $4,432,709)	4,432,709
Cash	829,350
Foreign cash (Cost $290)	289
Dividends, interest and other receivables	512,301
Receivable for Portfolio shares sold	132,893
Securities lending income receivable	1,807
Other assets	10,351

Total assets	135,688,025

LIABILITIES
Payable for return of collateral on securities loaned	4,432,709
Payable for Portfolio shares repurchased	98,790
Investment management fees payable	79,541
Distribution fees payable – Class IB	26,651
Administrative fees payable	9,979
Accrued expenses	28,613

Total liabilities	4,676,283

NET ASSETS	$131,011,742

Net assets were comprised of:
Paid in capital	$151,141,327
Total distributable earnings (loss)	(20,129,585)

Net assets	$131,011,742

Class IB
Net asset value, offering and redemption price per share, $131,011,742 / 34,211,845 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.83

(x)	Includes value of securities on loan of $4,319,655.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $203,132 foreign withholding tax)	$3,383,763
Interest	29,671
Securities lending (net)	34,133

Total income	3,447,567

EXPENSES
Investment management fees	586,941
Distribution fees – Class IB	172,629
Administrative fees	64,853
Professional fees	29,501
Custodian fees	18,505
Printing and mailing expenses	8,915
Trustees’ fees	2,216
Miscellaneous	5,556

Gross expenses	889,116
Less: Waiver from investment manager	(67,541)

Net expenses	821,575

NET INVESTMENT INCOME (LOSS)	2,625,992

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,545,924
Foreign currency transactions	9,825

Net realized gain (loss)	3,555,749

Change in unrealized appreciation (depreciation) on:
Investments in securities	(9,360,020)
Foreign currency translations	3,522

Net change in unrealized appreciation (depreciation)	(9,356,498)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,800,749)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,174,757)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,625,992	$5,572,712
Net realized gain (loss)	3,555,749	2,535,503
Net change in unrealized appreciation (depreciation)	(9,356,498)	22,896,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,174,757)	31,004,961

Distributions to shareholders:
Class IB	—	(5,695,505)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,765,436 and 17,927,565 shares, respectively ]	14,502,164	66,742,101
Capital shares issued in reinvestment of dividends [ 0 and 1,469,294 shares, respectively ]	—	5,695,505
Capital shares repurchased [ (7,128,325) and (11,050,005) shares, respectively]	(27,252,364)	(40,648,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,750,200)	31,789,439

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,924,957)	57,098,895
NET ASSETS:
Beginning of period	146,936,699	89,837,804

End of period	$131,011,742	$146,936,699

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,								October 22, 2018* to December 31, 2018
Class IB			2022		2021		2020		2019
Net asset value, beginning of period	$3.91		$3.07		$2.34		$3.86		$3.86		$5.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.16		0.10		0.08		0.02		—	#
Net realized and unrealized gain (loss)	(0.15)		0.84		0.73		(1.52)		0.02		(1.86)

Total from investment operations	(0.08)		1.00		0.83		(1.44)		0.04		(1.86)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.10)		(0.07)		(0.02)		—	#
Return of capital	—		—		—		(0.01)		(0.02)		—

Total dividends and distributions	—		(0.16)		(0.10)		(0.08)		(0.04)		—	#

Net asset value, end of period	$3.83		$3.91		$3.07		$2.34		$3.86		$3.86

Total return (b)	(2.05)%		32.53%		35.48%		(37.39)%		1.04%		(32.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,012		$146,937		$89,838		$60,888		$77,209		$72,376
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (a)(f)	1.29%		1.29%		1.33%		1.42%		1.35%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.80%		4.41%		3.41%		3.17%		0.40%		0.45	%(l)
Before waivers (a)(f)	3.71%		4.31%		3.26%		2.94%		0.24%		0.28	%(l)
Portfolio turnover rate^	13	%(z)	17%		16%		71%		69	%(h)	5	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 17%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1315

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	33.5%
Investment Companies	13.9
Health Care	11.5
Consumer Discretionary	10.2
Communication Services	8.0
Exchange Traded Funds	7.2
Financials	5.3
Industrials	4.4
Consumer Staples	3.1
Repurchase Agreements	0.9
Materials	0.5
Real Estate	0.3
Energy	0.2
Utilities	0.0 #
Cash and Other	1.0

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,270.50	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.96	4.89
Class IB
Actual	1,000.00	1,270.40	5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.96	4.89
Class K
Actual	1,000.00	1,271.90	4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.64

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	2,400	$149,088

Entertainment (0.7%)
Live Nation Entertainment, Inc.*	6,115	557,138
Netflix, Inc.*	15,491	6,823,630
Playtika Holding Corp.*	10,127	117,473
ROBLOX Corp., Class A*	8,500	342,550
Roku, Inc., Class A*	1,600	102,336
Spotify Technology SA*	11,592	1,861,096

		9,804,223

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A*	387,983	46,441,565
Alphabet, Inc., Class C*	92,434	11,181,741
IAC, Inc.*	12,989	815,709
Match Group, Inc.*	5,202	217,704
Meta Platforms, Inc., Class A*	104,532	29,998,593
Pinterest, Inc., Class A*	10,600	289,804
ZoomInfo Technologies, Inc., Class A*	7,300	185,347

		89,130,463

Media (1.0%)
Charter Communications, Inc., Class A*	2,118	778,090
Liberty Broadband Corp., Class C*	1,600	128,176
Trade Desk, Inc. (The), Class A*	182,440	14,088,017

		14,994,283

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	18,413	2,557,566

Total Communication Services		116,635,623

Consumer Discretionary (10.2%)
Automobile Components (0.0%)†
Fox Factory Holding Corp.*	1,300	141,063

Automobiles (1.3%)
Rivian Automotive, Inc., Class A (x)*	55,654	927,195
Tesla, Inc.*	66,110	17,305,615

		18,232,810

Broadline Retail (3.5%)
Amazon.com, Inc.*	374,260	48,788,534
Coupang, Inc., Class A*	99,898	1,738,225
eBay, Inc.	3,400	151,946
Etsy, Inc.*	2,500	211,525

		50,890,230

Distributors (0.0%)†
Pool Corp.	712	266,744

Diversified Consumer Services (0.0%)†
Chegg, Inc.*	4,800	42,624
H&R Block, Inc.	4,300	137,041

		179,665

Hotels, Restaurants & Leisure (2.8%)
Airbnb, Inc., Class A*	7,600	974,016
Bloomin’ Brands, Inc.	6,400	172,096
Booking Holdings, Inc.*	1,901	5,133,327
Caesars Entertainment, Inc.*	2,700	137,619
Chipotle Mexican Grill, Inc., Class A*	7,395	15,817,905
Churchill Downs, Inc.	1,400	194,838
Darden Restaurants, Inc.	1,700	284,036
Domino’s Pizza, Inc.	708	238,589
DoorDash, Inc., Class A*	4,073	311,259
DraftKings, Inc., Class A*	9,100	241,787
Expedia Group, Inc.*	2,900	317,231
Hilton Worldwide Holdings, Inc.	2,100	305,655
Las Vegas Sands Corp.*	5,500	319,000
Marriott International, Inc., Class A	4,500	826,605
McDonald’s Corp.	5,368	1,601,865
MGM Resorts International	96,880	4,254,970
Royal Caribbean Cruises Ltd.*	1,300	134,862
Starbucks Corp.	20,253	2,006,262
Texas Roadhouse, Inc., Class A	1,300	145,964
Travel + Leisure Co.	3,300	133,122
Vail Resorts, Inc.	700	176,232
Wingstop, Inc.	35,200	7,045,632
Yum! Brands, Inc.	4,400	609,620

		41,382,492

Leisure Products (0.1%)
Brunswick Corp.	100	8,664
Peloton Interactive, Inc., Class A (x)*	92,564	711,817
Polaris, Inc.	1,400	169,302
YETI Holdings, Inc.*	3,300	128,172

		1,017,955

Specialty Retail (1.7%)
AutoZone, Inc.*	291	725,568
Best Buy Co., Inc.	1,800	147,510
Burlington Stores, Inc.*	1,100	173,129
CarMax, Inc.*	1,700	142,290
Five Below, Inc.*	1,100	216,194
Floor & Decor Holdings, Inc., Class A*	2,000	207,920
Home Depot, Inc. (The)	36,874	11,454,539
Leslie’s, Inc.*	8,133	76,369
Lowe’s Cos., Inc.	7,862	1,774,453
Murphy USA, Inc.	400	124,444
O’Reilly Automotive, Inc.*	896	855,949
RH (x)*	500	164,795
Ross Stores, Inc.	46,958	5,265,401
Stitch Fix, Inc., Class A*	3,300	12,705
TJX Cos., Inc. (The)	21,186	1,796,361
Tractor Supply Co.	2,128	470,501
Ulta Beauty, Inc.*	1,004	472,477
Valvoline, Inc.	5,200	195,052
Victoria’s Secret & Co.*	1,366	23,809
Wayfair, Inc., Class A (x)*	1,200	78,012
Williams-Sonoma, Inc.	1,600	200,224

		24,577,702

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	1,100	$123,684
Deckers Outdoor Corp.*	600	316,596
Lululemon Athletica, Inc.*	26,100	9,878,850
NIKE, Inc., Class B	11,415	1,259,873
Skechers USA, Inc., Class A*	4,100	215,906

		11,794,909

Total Consumer Discretionary		148,483,570

Consumer Staples (3.1%)
Beverages (1.7%)
Brown-Forman Corp., Class A	1,800	122,526
Brown-Forman Corp., Class B	2,710	180,974
Celsius Holdings, Inc. (x)*	67,900	10,130,001
Coca-Cola Co. (The)	34,696	2,089,393
Coca-Cola Consolidated, Inc.	200	127,204
Constellation Brands, Inc., Class A	500	123,065
Diageo plc (ADR) (x)	25,220	4,375,166
Monster Beverage Corp.*	64,180	3,686,499
PepsiCo, Inc.	17,118	3,170,596

		24,005,424

Consumer Staples Distribution & Retail (1.1%)
Albertsons Cos., Inc., Class A	5,600	122,192
BJ’s Wholesale Club Holdings, Inc.*	2,500	157,525
Casey’s General Stores, Inc.	500	121,940
Costco Wholesale Corp.	17,476	9,408,729
Dollar General Corp.	4,453	756,030
Performance Food Group Co.*	2,100	126,504
Sysco Corp.	9,866	732,057
Target Corp.	8,300	1,094,770
Walmart, Inc.	25,320	3,979,798

		16,499,545

Food Products (0.1%)
Hershey Co. (The)	1,938	483,919
Lamb Weston Holdings, Inc.	3,200	367,840

		851,759

Household Products (0.2%)
Church & Dwight Co., Inc.	3,961	397,011
Clorox Co. (The)	1,984	315,535
Kimberly-Clark Corp.	5,700	786,942
Procter & Gamble Co. (The)	7,900	1,198,746

		2,698,234

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	1,100	125,653
Estee Lauder Cos., Inc. (The), Class A	1,282	251,759

		377,412

Total Consumer Staples		44,432,374

Energy (0.2%)
Energy Equipment & Services (0.0%)†
ChampionX Corp.	3,900	121,056
Halliburton Co.	3,720	122,723
Valaris Ltd.*	3,200	201,376

		445,155

Oil, Gas & Consumable Fuels (0.2%)
APA Corp.	4,900	167,433
Cheniere Energy, Inc.	4,400	670,384
Hess Corp.	2,800	380,660
Magnolia Oil & Gas Corp., Class A	6,400	133,760
Matador Resources Co.	3,000	156,960
New Fortress Energy, Inc.	4,200	112,476
ONEOK, Inc.	2,800	172,816
Ovintiv, Inc. (x)	4,810	183,116
Targa Resources Corp.	4,300	327,230
Texas Pacific Land Corp.	100	131,650

		2,436,485

Total Energy		2,881,640

Financials (5.3%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	100	128,345
NU Holdings Ltd., Class A*	28,300	223,287

		351,632

Capital Markets (1.0%)
Ameriprise Financial, Inc.	14,960	4,969,114
Ares Management Corp., Class A	2,900	279,415
Blackstone, Inc.	13,600	1,264,392
FactSet Research Systems, Inc.	676	270,839
KKR & Co., Inc.	2,900	162,400
LPL Financial Holdings, Inc.	1,500	326,145
MarketAxess Holdings, Inc.	700	182,994
Moody’s Corp.	2,897	1,007,345
Morningstar, Inc.	800	156,856
MSCI, Inc., Class A	669	313,955
S&P Global, Inc.	10,740	4,305,558
Tradeweb Markets, Inc., Class A	25,800	1,766,784

		15,005,797

Consumer Finance (0.0%)†
American Express Co.	3,520	613,184

Financial Services (3.7%)
Affirm Holdings, Inc., Class A (x)*	28,459	436,276
Apollo Global Management, Inc.	9,400	722,014
Block, Inc., Class A*	3,600	239,652
Euronet Worldwide, Inc.*	1,400	164,318
Fiserv, Inc.*	68,998	8,704,098
FleetCor Technologies, Inc.*	1,406	353,019
Global Payments, Inc.	23,220	2,287,634
Jack Henry & Associates, Inc.	728	121,816
Mastercard, Inc., Class A	34,575	13,598,348
PayPal Holdings, Inc.*	18,215	1,215,487
Shift4 Payments, Inc., Class A*	2,000	135,820
Toast, Inc., Class A*	6,400	144,448
Visa, Inc., Class A	107,185	25,454,294
Western Union Co. (The)	9,600	112,608
WEX, Inc.*	1,000	182,070

		53,871,902

Insurance (0.6%)
Arch Capital Group Ltd.*	2,500	187,125
Arthur J Gallagher & Co.	900	197,613
Everest Re Group Ltd.	500	170,930
Kinsale Capital Group, Inc.	400	149,680

See Notes to Financial Statements.

1318

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln National Corp.	3,200	$82,432
Marsh & McLennan Cos., Inc.	7,101	1,335,556
Progressive Corp. (The)	41,410	5,481,442
Ryan Specialty Holdings, Inc., Class A*	4,100	184,049
Willis Towers Watson plc	500	117,750

		7,906,577

Total Financials		77,749,092

Health Care (11.5%)
Biotechnology (1.7%)
AbbVie, Inc.	31,479	4,241,166
ACADIA Pharmaceuticals, Inc.*	4,400	105,380
Alkermes plc*	3,700	115,810
Alnylam Pharmaceuticals, Inc.*	2,300	436,862
Amgen, Inc.	6,520	1,447,570
Amicus Therapeutics, Inc.*	11,000	138,160
Apellis Pharmaceuticals, Inc.*	56,100	5,110,710
Ascendis Pharma A/S (ADR)*	51,050	4,556,213
BioMarin Pharmaceutical, Inc.*	1,200	104,016
Cerevel Therapeutics Holdings, Inc.*	3,600	114,444
Deciphera Pharmaceuticals, Inc.*	3,200	45,056
Denali Therapeutics, Inc.*	2,700	79,677
Exact Sciences Corp.*	1,300	122,070
Exelixis, Inc.*	8,600	164,346
Halozyme Therapeutics, Inc.*	3,600	129,852
Horizon Therapeutics plc*	4,000	411,400
ImmunoGen, Inc.*	6,300	118,881
Incyte Corp.*	3,092	192,477
Intellia Therapeutics, Inc.*	2,000	81,560
Ionis Pharmaceuticals, Inc.*	2,500	102,575
Ironwood Pharmaceuticals, Inc., Class A*	8,500	90,440
IVERIC bio, Inc.*	3,100	121,954
Karuna Therapeutics, Inc.*	600	130,110
Legend Biotech Corp. (ADR)*	16,296	1,124,913
Madrigal Pharmaceuticals, Inc.*	600	138,600
Natera, Inc.*	2,200	107,052
Neurocrine Biosciences, Inc.*	1,846	174,078
Novavax, Inc. (x)*	2,200	16,346
Regeneron Pharmaceuticals, Inc.*	132	94,847
Roivant Sciences Ltd.*	12,600	127,008
Sarepta Therapeutics, Inc.*	1,600	183,232
Seagen, Inc.*	2,600	500,396
Ultragenyx Pharmaceutical, Inc.*	2,600	119,938
Vaxcyte, Inc.*	2,300	114,862
Vertex Pharmaceuticals, Inc.*	10,641	3,744,674

		24,606,675

Health Care Equipment & Supplies (4.0%)
Abbott Laboratories	2,000	218,040
Align Technology, Inc.*	1,320	466,805
Atrion Corp.	66	37,336
Becton Dickinson & Co.	12,824	3,385,664
Dexcom, Inc.*	115,910	14,895,594
Edwards Lifesciences Corp.*	11,966	1,128,753
GE HealthCare Technologies, Inc.	766	62,230
Haemonetics Corp.*	2,000	170,280
IDEXX Laboratories, Inc.*	1,600	803,568
Inspire Medical Systems, Inc.*	29,100	9,447,024
Insulet Corp.*	3,069	884,915
Intuitive Surgical, Inc.*	24,585	8,406,595
iRhythm Technologies, Inc.*	900	93,888
Lantheus Holdings, Inc.*	1,200	100,704
LivaNova plc*	1,800	92,574
Masimo Corp.*	1,000	164,550
Novocure Ltd.*	1,800	74,700
NuVasive, Inc.*	2,100	87,339
Omnicell, Inc.*	1,650	121,556
Penumbra, Inc.*	4,289	1,475,673
ResMed, Inc.	2,779	607,212
Shockwave Medical, Inc.*	30,400	8,676,464
STAAR Surgical Co.*	1,400	73,598
Stryker Corp.	20,111	6,135,665

		57,610,727

Health Care Providers & Services (2.7%)
agilon health, Inc.*	4,800	83,232
AmerisourceBergen Corp.	2,900	558,047
Cardinal Health, Inc.	2,400	226,968
Chemed Corp.	200	108,334
Cigna Group (The)	25,081	7,037,729
DaVita, Inc.*	1,800	180,846
Elevance Health, Inc.	600	266,574
Encompass Health Corp.	1,800	121,878
Ensign Group, Inc. (The)	1,300	124,098
HCA Healthcare, Inc.	3,608	1,094,956
HealthEquity, Inc.*	1,600	101,024
Humana, Inc.	6,303	2,818,260
McKesson Corp.	943	402,953
Molina Healthcare, Inc.*	900	271,116
Option Care Health, Inc.*	4,000	129,960
Surgery Partners, Inc.*	2,900	130,471
UnitedHealth Group, Inc.	52,223	25,100,463

		38,756,909

Health Care Technology (0.0%)†
Certara, Inc.*	692	12,601
Veeva Systems, Inc., Class A*	2,700	533,871

		546,472

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	2,400	134,016
Adaptive Biotechnologies Corp.*	4,889	32,805
Agilent Technologies, Inc.	5,200	625,300
Bio-Rad Laboratories, Inc., Class A*	5,850	2,217,852
Bio-Techne Corp.	2,800	228,564
Bruker Corp.	3,100	229,152
ICON plc*	20,940	5,239,188
Illumina, Inc.*	800	149,992
IQVIA Holdings, Inc.*	3,600	809,172
Maravai LifeSciences Holdings, Inc., Class A*	6,719	83,517
Medpace Holdings, Inc.*	500	120,085
Mettler-Toledo International, Inc.*	420	550,889
OmniAb, Inc. (Earn Out Shares) (r) (x)*	690	—
Repligen Corp.*	1,000	141,460
Thermo Fisher Scientific, Inc.	4,300	2,243,525
Waters Corp.*	1,200	319,848
West Pharmaceutical Services, Inc.	1,400	535,458

		13,660,823

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (2.2%)
Eli Lilly and Co.	62,086	$29,117,092
Innoviva, Inc.*	3,432	43,690
Intra-Cellular Therapies, Inc.*	1,800	113,976
Jazz Pharmaceuticals plc*	900	111,573
Ligand Pharmaceuticals, Inc.*	913	65,827
Merck & Co., Inc.	8,400	969,276
Zoetis, Inc., Class A	8,347	1,437,437

		31,858,871

Total Health Care		167,040,477

Industrials (4.4%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	1,000	195,120
Boeing Co. (The)*	1,400	295,624
BWX Technologies, Inc.	1,800	128,826
HEICO Corp.	800	141,552
HEICO Corp., Class A	1,520	213,712
Lockheed Martin Corp.	4,130	1,901,369
Northrop Grumman Corp.	500	227,900
TransDigm Group, Inc.	10,282	9,193,856

		12,297,959

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	1,500	141,525
Expeditors International of Washington, Inc.	1,554	188,236
United Parcel Service, Inc., Class B	3,555	637,234

		966,995

Building Products (0.1%)
A O Smith Corp.	1,700	123,726
AAON, Inc.	1,249	118,417
Advanced Drainage Systems, Inc.	1,700	193,426
Allegion plc	1,345	161,427
Armstrong World Industries, Inc.	2,100	154,266
Trane Technologies plc	1,200	229,512
Trex Co., Inc.*	2,400	157,344

		1,138,118

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	156,009
Cintas Corp.	1,572	781,410
Copart, Inc.*	8,260	753,394
RB Global, Inc.	2,100	126,000
Rollins, Inc.	5,900	252,697
Tetra Tech, Inc.	581	95,133
Waste Management, Inc.	6,600	1,144,572

		3,309,215

Construction & Engineering (0.0%)†
EMCOR Group, Inc.	900	166,302
Quanta Services, Inc.	700	137,515
WillScot Mobile Mini Holdings Corp.*	2,700	129,033

		432,850

Electrical Equipment (0.4%)
AMETEK, Inc.	26,780	4,335,147
EnerSys	2,200	238,744
Godha Cabcon & Insulation Ltd. (r)*	9,938	—
Hubbell, Inc., Class B	400	132,624
Rockwell Automation, Inc.	2,034	670,101
Vertiv Holdings Co., Class A	8,400	208,068

		5,584,684

Ground Transportation (1.5%)
CSX Corp.	4,000	136,400
JB Hunt Transport Services, Inc.	700	126,721
Lyft, Inc., Class A*	8,400	80,556
Old Dominion Freight Line, Inc.	4,872	1,801,422
Saia, Inc.*	400	136,964
Uber Technologies, Inc.*	331,720	14,320,352
Union Pacific Corp.	25,254	5,167,474

		21,769,889

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	1,500	311,250

Machinery (0.7%)
Caterpillar, Inc.	6,919	1,702,420
Chart Industries, Inc.*	1,000	159,790
Deere & Co.	4,843	1,962,335
Donaldson Co., Inc.	3,200	200,032
Graco, Inc.	2,226	192,215
IDEX Corp.	800	172,208
Illinois Tool Works, Inc.	4,904	1,226,785
Ingersoll Rand, Inc.	50,981	3,332,118
Lincoln Electric Holdings, Inc.	1,000	198,630
Otis Worldwide Corp.	2,200	195,822
Toro Co. (The)	1,944	197,608
Xylem, Inc.	1,100	123,882

		9,663,845

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	7,400	132,756
Delta Air Lines, Inc.*	2,800	133,112

		265,868

Professional Services (0.4%)
Automatic Data Processing, Inc.	6,787	1,491,715
Booz Allen Hamilton Holding Corp., Class A	2,500	279,000
Broadridge Financial Solutions, Inc.	2,100	347,823
Ceridian HCM Holding, Inc.*	1,800	120,546
CoStar Group, Inc.*	3,100	275,900
Equifax, Inc.	1,416	333,185
ExlService Holdings, Inc.*	600	90,636
KBR, Inc.	1,800	117,108
Paychex, Inc.	6,273	701,760
Paycom Software, Inc.	1,000	321,240
Paylocity Holding Corp.*	7,458	1,376,225
Verisk Analytics, Inc., Class A	2,968	670,857

		6,125,995

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	1,100	159,313
Fastenal Co.	7,704	454,459
Ferguson plc	800	125,848
SiteOne Landscape Supply, Inc.*	900	150,624
United Rentals, Inc.	300	133,611
Watsco, Inc.	300	114,441

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	907	$715,251

		1,853,547

Total Industrials		63,720,215

Information Technology (33.5%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	7,926	1,284,487
Cisco Systems, Inc.	75,990	3,931,723
Motorola Solutions, Inc.	2,700	791,856
Ubiquiti, Inc.	700	123,025

		6,131,091

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	49,316	4,189,394
CDW Corp.	2,600	477,100
Jabil, Inc.	1,900	205,067
Keysight Technologies, Inc.*	800	133,960
National Instruments Corp.	2,100	120,540
Novanta, Inc.*	700	128,870
Zebra Technologies Corp., Class A*	400	118,332

		5,373,263

IT Services (2.2%)
Accenture plc, Class A	11,281	3,481,091
Cloudflare, Inc., Class A*	5,000	326,850
DigitalOcean Holdings, Inc. (x)*	2,900	116,406
EPAM Systems, Inc.*	1,100	247,225
Gartner, Inc.*	1,511	529,319
Globant SA*	800	143,776
GoDaddy, Inc., Class A*	1,700	127,721
Hackett Group, Inc. (The)	2,178	48,678
MongoDB, Inc., Class A*	44,361	18,231,927
Okta, Inc., Class A*	1,700	117,895
Snowflake, Inc., Class A*	45,375	7,985,093
Twilio, Inc., Class A*	1,400	89,068
VeriSign, Inc.*	500	112,985

		31,558,034

Semiconductors & Semiconductor Equipment (6.1%)
Advanced Micro Devices, Inc.*	52,087	5,933,230
Allegro MicroSystems, Inc.*	3,408	153,837
Applied Materials, Inc.	37,080	5,359,543
ASML Holding NV (Registered) (ADR)	5,473	3,966,557
Axcelis Technologies, Inc.*	700	128,331
Broadcom, Inc.	7,300	6,332,239
Enphase Energy, Inc.*	2,500	418,700
Entegris, Inc.	1,100	121,902
KLA Corp.	2,500	1,212,550
Lam Research Corp.	2,300	1,478,578
Lattice Semiconductor Corp.*	2,600	249,782
Marvell Technology, Inc.	99,320	5,937,350
Microchip Technology, Inc.	6,896	617,813
Monolithic Power Systems, Inc.	900	486,207
NVIDIA Corp.	124,974	52,866,501
QUALCOMM, Inc.	17,465	2,079,033
Rambus, Inc.*	2,000	128,340
Synaptics, Inc.*	1,000	85,380
Teradyne, Inc.	2,800	311,724
Texas Instruments, Inc.	6,681	1,202,714
Universal Display Corp.	1,518	218,789

		89,289,100

Software (18.4%)
8x8, Inc.*	6,300	26,649
Adobe, Inc.*	13,502	6,602,343
ANSYS, Inc.*	1,100	363,297
Appian Corp., Class A*	1,500	71,400
AppLovin Corp., Class A (x)*	5,900	151,807
Asana, Inc., Class A*	3,400	74,936
Atlassian Corp., Class A*	16,388	2,750,070
Autodesk, Inc.*	4,197	858,748
Bentley Systems, Inc., Class B	4,000	216,920
BILL Holdings, Inc.*	61,200	7,151,220
C3.ai, Inc., Class A (x)*	539	19,636
Cadence Design Systems, Inc.*	41,988	9,847,026
Confluent, Inc., Class A*	318,400	11,242,704
Crowdstrike Holdings, Inc., Class A*	58,162	8,542,253
Datadog, Inc., Class A*	130,700	12,858,266
Digital Turbine, Inc.*	3,500	32,480
DocuSign, Inc., Class A*	3,700	189,033
DoubleVerify Holdings, Inc.*	210,845	8,206,087
Dropbox, Inc., Class A*	4,900	130,683
Dynatrace, Inc.*	40,356	2,077,123
Elastic NV*	2,400	153,888
Envestnet, Inc.*	2,800	166,180
Everbridge, Inc.*	1,300	34,970
Fair Isaac Corp.*	500	404,605
Five9, Inc.*	1,600	131,920
Fortinet, Inc.*	67,962	5,137,248
Gen Digital, Inc.	6,600	122,430
HubSpot, Inc.*	23,300	12,397,697
Informatica, Inc., Class A*	6,200	114,700
Intuit, Inc.	23,889	10,945,701
LivePerson, Inc.*	630	2,848
Manhattan Associates, Inc.*	1,100	219,868
Microsoft Corp.#	285,726	97,301,132
New Relic, Inc.*	1,900	124,336
Nutanix, Inc., Class A*	4,200	117,810
OneSpan, Inc.*	1,452	21,548
Oracle Corp.	11,259	1,340,834
Palantir Technologies, Inc., Class A*	34,500	528,885
Palo Alto Networks, Inc.*	58,700	14,998,437
Pegasystems, Inc.	1,400	69,020
Procore Technologies, Inc.*	2,800	182,196
PTC, Inc.*	1,000	142,300
Q2 Holdings, Inc.*	2,400	74,160
RingCentral, Inc., Class A*	2,500	81,825
Salesforce, Inc.*	49,688	10,497,087
Samsara, Inc., Class A*	284,900	7,894,579
SentinelOne, Inc., Class A*	6,400	96,640
ServiceNow, Inc.*	43,228	24,292,839
Splunk, Inc.*	3,134	332,486
SPS Commerce, Inc.*	700	134,442
Synopsys, Inc.*	3,000	1,306,230
Teradata Corp.*	2,300	122,843
Tyler Technologies, Inc.*	746	310,687
UiPath, Inc., Class A*	7,600	125,932
Unity Software, Inc.(x)*	4,422	192,003
VMware, Inc., Class A*	3,862	554,931

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Workday, Inc., Class A*	21,888	$4,944,280
Zscaler, Inc.*	1,600	234,080

		267,266,278

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	442,600	85,851,122
HP, Inc.	4,000	122,840
NetApp, Inc.	1,700	129,880
Pure Storage, Inc., Class A*	3,900	143,598
Super Micro Computer, Inc.*	800	199,400

		86,446,840

Total Information Technology		486,064,606

Materials (0.5%)
Chemicals (0.5%)
Axalta Coating Systems Ltd.*	6,500	213,265
Balchem Corp.	900	121,329
Ecolab, Inc.	3,440	642,214
FMC Corp.	1,100	114,774
Linde plc	800	304,864
Livent Corp. (x)*	4,500	123,435
PPG Industries, Inc.	26,340	3,906,222
RPM International, Inc.	1,400	125,622
Sherwin-Williams Co. (The)	3,518	934,099

		6,485,824

Construction Materials (0.0%)†
Eagle Materials, Inc.	700	130,494
Vulcan Materials Co.	600	135,264

		265,758

Containers & Packaging (0.0%)†
Avery Dennison Corp.	1,000	171,800
Graphic Packaging Holding Co.	4,900	117,747
Sealed Air Corp.	3,400	136,000

		425,547

Metals & Mining (0.0%)†
ATI, Inc.*	2,900	128,267
Southern Copper Corp.	1,600	114,784

		243,051

Total Materials		7,420,180

Real Estate (0.3%)
Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	3,316	221,807

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,262	145,736

Specialized REITs (0.3%)
American Tower Corp. (REIT)	8,367	1,622,696
Crown Castle, Inc. (REIT)	1,032	117,586
Equinix, Inc. (REIT)	807	632,639
Iron Mountain, Inc. (REIT)	4,000	227,280
Lamar Advertising Co. (REIT), Class A	2,200	218,350
Public Storage (REIT)	1,619	472,554
SBA Communications Corp. (REIT), Class A	600	139,056

		3,430,161

Total Real Estate		3,797,704

Utilities (0.0%)†
Gas Utilities (0.0%)†
Brookfield Infrastructure Corp., Class A	2,600	118,508

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	7,300	151,329
Ormat Technologies, Inc.	1,400	112,644
Vistra Corp.	6,500	170,625

		434,598

Total Utilities		553,106

Total Common Stocks (77.0%) (Cost $574,615,288)		1,118,778,587

EXCHANGE TRADED FUNDS (ETF):
Equity (7.2%)
iShares Russell 1000 Growth ETF	95,291	26,222,177
Vanguard Growth ETF (x)	184,317	52,154,338
Vanguard Russell 1000 Growth ETF (x)	368,698	26,089,071

Total Exchange Traded Funds (7.2%) (Cost $93,590,009)		104,465,586

SHORT-TERM INVESTMENTS:
Investment Companies (13.9%)
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)	199,944,322	199,984,311

Total Investment Companies		201,984,311

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $7,983,185, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $8,139,424. (xx)	$7,979,827	7,979,827
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $3,001,268, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $3,061,656. (xx)	3,000,000	3,000,000

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $2,001,968, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $2,040,000. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		12,979,827

Total Short-Term Investments (14.8%) (Cost $214,995,672)		214,964,138

Total Investments in Securities (99.0%) (Cost $883,200,969)		1,438,208,311
Other Assets Less Liabilities (1.0%)		13,937,646

Net Assets (100%)		$1,452,145,957

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $23,837,800.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $18,706,304. This was collateralized by $3,927,627 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/20/23 – 5/15/53 and by cash of $14,999,660 of which $14,979,827 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	241	9/2023	USD	73,924,340	3,163,832
S&P 500 E-Mini Index	429	9/2023	USD	96,272,963	3,120,085
S&P Midcap 400 E-Mini Index	151	9/2023	USD	39,925,910	972,399

					7,256,316

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$116,635,623	$—	$—		$116,635,623
Consumer Discretionary	148,483,570	—	—		148,483,570
Consumer Staples	44,432,374	—	—		44,432,374
Energy	2,881,640	—	—		2,881,640
Financials	77,749,092	—	—		77,749,092
Health Care	167,040,477	—	—	(a)	167,040,477
Industrials	63,720,215	—	—	(a)	63,720,215
Information Technology	486,064,606	—	—		486,064,606
Materials	7,420,180	—	—		7,420,180
Real Estate	3,797,704	—	—		3,797,704
Utilities	553,106	—	—		553,106
Exchange Traded Funds	104,465,586	—	—		104,465,586
Futures	7,256,316	—	—		7,256,316

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$201,984,311	$—	$—	$201,984,311
Repurchase Agreements	—	12,979,827	—	12,979,827

Total Assets	$1,432,484,800	$12,979,827	$—	$1,445,464,627

Total Liabilities	$—	$—	$—	$—

Total	$1,432,484,800	$12,979,827	$—	$1,445,464,627

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$7,256,316	*

Total		$7,256,316

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$19,739,815	$19,739,815

Total	$19,739,815	$19,739,815

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,095,890	$15,095,890

Total	$15,095,890	$15,095,890

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$190,813,959

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$481,640,694
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$529,920,040

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$573,744,222
Aggregate gross unrealized depreciation	(19,918,809)

Net unrealized appreciation	$553,825,413

Federal income tax cost of investments in securities and derivative instruments, if applicable	$891,639,214

For the six months ended June 30, 2023, the Portfolio incurred approximately $4,751 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $870,221,142)	$1,425,228,484
Repurchase Agreements (Cost $12,979,827)	12,979,827
Cash	23,758,972
Receivable for securities sold	7,094,994
Due from broker for futures variation margin	2,516,410
Dividends, interest and other receivables	985,568
Receivable for Portfolio shares sold	81,051
Securities lending income receivable	5,362
Other assets	14,939

Total assets	1,472,665,607

LIABILITIES
Payable for return of collateral on securities loaned	14,979,827
Payable for securities purchased	3,908,755
Investment management fees payable	659,953
Payable for Portfolio shares repurchased	486,088
Distribution fees payable – Class IA	261,201
Administrative fees payable	148,581
Distribution fees payable – Class IB	27,260
Accrued expenses	47,985

Total liabilities	20,519,650

NET ASSETS	$1,452,145,957

Net assets were comprised of:
Paid in capital	$901,888,798
Total distributable earnings (loss)	550,257,159

Net assets	$1,452,145,957

Class IA
Net asset value, offering and redemption price per share, $1,303,968,200 / 20,734,040 shares outstanding (unlimited amount authorized: $0.01 par value)	$62.89

Class IB
Net asset value, offering and redemption price per share, $136,383,297 / 2,244,944 shares outstanding (unlimited amount authorized: $0.01 par value)	$60.75

Class K
Net asset value, offering and redemption price per share, $11,794,460 / 186,317 shares outstanding (unlimited amount authorized: $0.01 par value)	$63.30

(x)	Includes value of securities on loan of $18,706,304.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,195 foreign withholding tax)	$7,932,731
Interest	546,244
Securities lending (net)	37,401

Total income	8,516,376

EXPENSES
Investment management fees	3,660,968
Distribution fees – Class IA	1,450,237
Administrative fees	825,246
Distribution fees – Class IB	150,184
Custodian fees	82,169
Professional fees	50,220
Printing and mailing expenses	39,587
Trustees’ fees	19,567
Miscellaneous	14,896

Total expenses	6,293,074

NET INVESTMENT INCOME (LOSS)	2,223,302

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,696,247
Futures contracts	19,739,815

Net realized gain (loss)	24,436,062

Change in unrealized appreciation (depreciation) on:
Investments in securities	272,462,168
Futures contracts	15,095,890

Net change in unrealized appreciation (depreciation)	287,558,058

NET REALIZED AND UNREALIZED GAIN (LOSS)	311,994,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$314,217,422

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,223,302	$(2,162,451)
Net realized gain (loss)	24,436,062	123,564,566
Net change in unrealized appreciation (depreciation)	287,558,058	(712,366,009)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	314,217,422	(590,963,894)

Distributions to shareholders:	—	—
Class IA	—	(158,913,808)
Class IB	—	(16,694,785)
Class K	—	(1,353,976)

Total distributions to shareholders	—	(176,962,569)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 86,809 and 164,724 shares, respectively ]	4,800,186	10,563,382
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,958,113 shares, respectively ]	—	158,913,808
Capital shares repurchased [ (917,770) and (1,660,280) shares, respectively]	(50,845,083)	(107,899,742)

Total Class IA transactions	(46,044,897)	61,577,448

Class IB
Capital shares sold [ 104,488 and 275,551 shares, respectively ]	5,554,639	18,100,914
Capital shares issued in reinvestment of dividends and distributions [ 0 and 321,471 shares, respectively ]	—	16,694,785
Capital shares repurchased [ (132,278) and (299,432) shares, respectively]	(7,059,416)	(18,180,795)

Total Class IB transactions	(1,504,777)	16,614,904

Class K
Capital shares sold [ 11,013 and 18,029 shares, respectively ]	611,548	1,165,491
Capital shares issued in reinvestment of dividends and distributions [ 0 and 25,087 shares, respectively ]	—	1,353,976
Capital shares repurchased [ (10,505) and (14,826) shares, respectively]	(604,043)	(970,515)

Total Class K transactions	7,505	1,548,952

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,542,169)	79,741,304

TOTAL INCREASE (DECREASE) IN NET ASSETS	266,675,253	(688,185,159)
NET ASSETS:
Beginning of period	1,185,470,704	1,873,655,863

End of period	$1,452,145,957	$1,185,470,704

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021	2020	2019		2018
Net asset value, beginning of period	$49.50		$84.48		$84.51	$66.71	$54.88		$61.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		(0.10)		(0.32)	(0.06)	0.49		0.10
Net realized and unrealized gain (loss)	13.30		(26.58)		17.41	25.63	17.64		0.14

Total from investment operations	13.39		(26.68)		17.09	25.57	18.13		0.24

Less distributions:
Dividends from net investment income	—		—		—	—	(0.51)		(0.09)
Distributions from net realized gains	—		(8.30)		(17.12)	(7.77)	(5.79)		(6.73)

Total dividends and distributions	—		(8.30)		(17.12)	(7.77)	(6.30)		(6.82)

Net asset value, end of period	$62.89		$49.50		$84.48	$84.51	$66.71		$54.88

Total return (b)	27.05%		(32.15)%		20.49%	38.83%	33.35	%(cc)	(0.22)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,303,968		$1,067,542		$1,698,352	$1,528,550	$1,210,068		$991,788
Ratio of expenses to average net assets (a)(f)	0.98%		0.97%		0.95%	0.97%	0.98%		0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	0.34%		(0.16)%		(0.35)%	(0.09)%	0.75%		0.15%
Portfolio turnover rate^	44	%(z)	83	%(h)	74%	60%	56%		45%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021	2020	2019		2018
Net asset value, beginning of period	$47.82		$82.00		$82.45	$65.23	$53.77		$60.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		(0.10)		(0.31)	(0.06)	0.48		0.10
Net realized and unrealized gain (loss)	12.84		(25.78)		16.98	25.05	17.28		0.15

Total from investment operations	12.93		(25.88)		16.67	24.99	17.76		0.25

Less distributions:
Dividends from net investment income	—		—		—	—	(0.51)		(0.09)
Distributions from net realized gains	—		(8.30)		(17.12)	(7.77)	(5.79)		(6.73)

Total dividends and distributions	—		(8.30)		(17.12)	(7.77)	(6.30)		(6.82)

Net asset value, end of period	$60.75		$47.82		$82.00	$82.45	$65.23		$53.77

Total return (b)	27.04%		(32.15)%		20.49%	38.82%	33.35	%(cc)	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,383		$108,682		$161,968	$137,403	$107,518		$85,486
Ratio of expenses to average net assets (a)(f)	0.98%		0.97%		0.95%	0.97%	0.98%		0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	0.34%		(0.15)%		(0.35)%	(0.09)%	0.75%		0.16%
Portfolio turnover rate^	44	%(z)	83	%(h)	74%	60%	56%		45%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021	2020	2019		2018
Net asset value, beginning of period	$49.77		$84.66		$84.45	$66.50	$54.71		$61.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.07	†	(0.09)	0.12 †	0.66		0.27
Net realized and unrealized gain (loss)	13.37		(26.66)		17.42	25.60	17.60		0.14

Total from investment operations	13.53		(26.59)		17.33	25.72	18.26		0.41

Less distributions:
Dividends from net investment income	—		—		—	—	(0.68)		(0.26)
Distributions from net realized gains	—		(8.30)		(17.12)	(7.77)	(5.79)		(6.73)

Total dividends and distributions	—		(8.30)		(17.12)	(7.77)	(6.47)		(6.99)

Net asset value, end of period	$63.30		$49.77		$84.66	$84.45	$66.50		$54.71

Total return (b)	27.19%		(31.98)%		20.79%	39.18%	33.68	%(cc)	0.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,794		$9,247		$13,336	$11,232	$8,537		$6,201
Ratio of expenses to average net assets (a)(f)	0.73%		0.72%		0.70%	0.72%	0.73%		0.73%
Ratio of net investment income (loss) to average net assets (a)(f)	0.59%		0.10%		(0.10)%	0.16%	1.02%		0.41%
Portfolio turnover rate^	44	%(z)	83	%(h)	74%	60%	56%		45%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 33.27% for Class IA, 33.27% for Class IB and 33.60% for Class K.

See Notes to Financial Statements.

1329

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
U.S. Treasury Obligations	33.1%
Mortgage-Backed Securities	25.9
Collateralized Mortgage Obligations	8.6
Financials	8.4
Asset-Backed Securities	7.4
Commercial Mortgage-Backed Securities	6.3
Utilities	2.4
U.S. Government Agency Securities	2.4
Investment Companies	2.0
Energy	1.8
Information Technology	1.5
Industrials	1.4
Health Care	1.3
Communication Services	1.3
Real Estate	1.2
Foreign Government Securities	1.0
Consumer Discretionary	0.8
Consumer Staples	0.8
Supranational	0.6
Repurchase Agreements	0.5
Municipal Bonds	0.3
Materials	0.3
Options Purchased	0.1
Foreign Government Treasury Bill	0.0 #
Cash and Other	(9.4)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,018.10	$4.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.57	4.27
Class IB
Actual	1,000.00	1,019.30	4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.57	4.27
Class K
Actual	1,000.00	1,019.10	3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.81	3.02

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.4%)
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§	$495,352	$415,777
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 5.490%, 1/25/37 (l)	1,249,379	713,786
AIMCO CLO,
Series 2015-AA X 6.210%, 10/17/34 (l)§	250,000	247,373
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§	213,292	200,495
Series 2017-1 AA 3.300%, 1/15/30§	15,392	13,626
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	750,000	656,695
Series 2021-1A B 2.482%, 8/15/46§	500,000	424,073
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25	206,601	183,941
Series 2015-2 AA 3.600%, 9/22/27	80,208	74,243
Series 2015-2 B 4.400%, 9/22/23	86,904	86,035
Series 2016-2 B 4.375%, 6/15/24§	24,900	23,904
Series 2019-1 A 3.500%, 2/15/32	418,643	334,914
Series 2019-1 AA 3.150%, 2/15/32	62,796	54,431
Series 2021-1 A 2.875%, 7/11/34	778,551	646,392
Apidos CLO XXIV,
Series 2016-24A A1AL 6.200%, 10/20/30 (l)§	500,000	494,933
Apidos CLO XXVII,
Series 2017-27A A1R 6.190%, 7/17/30 (l)§	247,240	245,278
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL2 A 6.997%, 5/15/37 (l)§	136,000	134,158
Ares XLII CLO Ltd.,
Series 2017-42A AR 6.193%, 1/22/28 (l)§	131,390	130,571
Atrium IX,
Series 9A AR2 6.453%, 5/28/30 (l)§	245,667	243,323
Barings CLO Ltd.,
Series 2018-3A A1 6.200%, 7/20/29 (l)§	104,671	104,309
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2 6.130%, 7/15/29 (l)§	80,236	79,944
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§	671,394	553,900
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1 6.340%, 7/15/31 (l)§	250,000	246,706
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5 5.773%, 7/15/27 (l)	600,000	598,891
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2 6.390%, 4/20/34 (l)§	500,000	490,078
CIFC Funding Ltd.,
Series 2013-3RA A1 6.253%, 4/24/31 (l)§	250,000	247,314
Series 2017-1A AR 6.271%, 4/23/29 (l)§	399,850	397,777
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 5.774%, 4/22/26 (l)	300,000	300,488
Series 2018-A5 A5 5.801%, 8/7/27 (l)	300,000	300,675
CPS Auto Receivables Trust,
Series 2021-A D 1.160%, 12/15/26§	750,000	720,251
Series 2021-A E 2.530%, 3/15/28§	500,000	464,434
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)	4,996,498	1,272,737
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	900,000	788,729
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	41,031	36,256
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§	483,750	422,601
Elevation CLO Ltd.,
Series 2018-9A A1 6.368%, 7/15/31(l)§	500,000	494,056
FS RIALTO,
Series 2021-FL2 A 6.436%, 5/16/38 (l)§	344,198	336,166
FS Rialto Issuer LLC,
Series 2022-FL5 A 7.394%, 6/19/37 (l)§	104,000	102,479
Series 2022-FL6 A 7.656%, 8/17/37 (l)§	100,000	99,591
Galaxy Xxiv CLO Ltd.,
Series 2017-24A A 6.380%, 1/15/31 (l)§	246,024	243,535
Galaxy XXVII CLO Ltd.,
Series 2018-27A A 6.338%, 5/16/31 (l)§	250,000	247,629
Generate CLO 9 Ltd.,
Series 9A A 6.450%, 10/20/34 (l)§	500,000	488,371
GLS Auto Receivables Issuer Trust,
Series 2022-1A A 1.980%, 8/15/25§	132,070	131,163
Series 2022-3A A2 4.590%, 5/15/26§	404,876	399,586

See Notes to Financial Statements.

1331

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
GM Financial Consumer Automobile Receivables Trust,
Series 2022-2 A2 2.520%, 5/16/25	$294,550	$292,302
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR2 6.409%, 10/29/29 (l)§	160,188	159,660
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§	624,621	487,215
Series 2021-5CS B 2.560%, 10/20/48§	381,546	276,355
Series 2023-1GS A 5.520%, 2/22/55§	57,024	54,172
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B 6.793%, 9/15/37 (l)§	145,000	141,545
Grippen Park CLO Ltd.,
Series 2017-1A A 6.510%, 1/20/30 (l)§	182,908	182,281
GSAA Home Equity Trust,
Series 2006-5 2A1 5.290%, 3/25/36 (l)	10,518	3,873
Series 2007-10 A2A 6.500%, 11/25/37	2,059,713	891,335
Series 2007-8 A2 5.850%, 8/25/37 (l)	75,073	70,123
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§	375,000	323,077
Hertz Vehicle Financing LLC,
Series 2021-1A C 2.050%, 12/26/25§	375,000	348,648
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§	574,697	443,933
Series 2021-1 F 3.325%, 9/17/41§	490,005	363,423
HPS Loan Management Ltd.,
Series 11A-17 AR 6.344%, 5/6/30 (l)§	196,090	194,823
Series 6A-2015 A1R 6.326%, 2/5/31 (l)§	233,057	231,633
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 5.430%, 10/25/36 (l)	7,358,611	2,308,066
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 5.630%, 8/25/36 (l)	4,107,265	1,828,149
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	1,238,113	1,019,607
LCCM Trust,
Series 2021-FL3 A 6.711%, 11/15/38 (l)§	367,000	359,530
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§	700,000	600,978
Series 2022-1A A 5.120%, 7/20/32§	216,000	208,403
LL ABS Trust,
Series 2022-1A A 3.760%, 11/15/29§	204,817	202,401
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 5.370%, 10/25/36 (l)	2,614,216	763,093
Madison Park Funding XI Ltd.,
Series 2013-11A AR2 6.173%, 7/23/29 (l)§	233,904	231,448
Madison Park Funding XLI Ltd.,
Series 12A AR 6.103%, 4/22/27 (l)§	136,395	135,555
Madison Park Funding XXV Ltd.,
Series 2017-25A A1R 6.225%, 4/25/29 (l)§	243,876	241,955
Madison Park Funding XXVI Ltd.,
Series 2017-26A AR 6.499%, 7/29/30 (l)§	246,954	245,560
Marble Point CLO XXII Ltd.,
Series 2021-2A A 6.455%, 7/25/34 (l)§	500,000	486,916
Mariner Finance Issuance Trust,
Series 2019-AA B 3.510%, 7/20/32§	100,000	97,689
Series 2021-AA A 1.860%, 3/20/36§	700,000	613,488
Series 2022-AA A 6.450%, 10/20/37§	107,000	106,297
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 5.470%, 7/25/37 (l)	3,013,360	1,650,064
MF1 LLC,
Series 2022-FL9 A 7.226%, 6/19/37 (l)§	100,000	99,564
Midocean Credit CLO IX,
Series 2018-9A A1 6.400%, 7/20/31 (l)§	500,000	493,672
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 5.450%, 7/25/36 (l)	3,449,519	1,301,558
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	591,618	502,047
Series 2023-1A A 5.320%, 6/20/53§	94,576	90,953
Navient Private Education Loan Trust,
Series 2015-BA A3 6.643%, 7/16/40 (l)§	515,865	514,716
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A 4.000%, 12/15/59§	46,935	44,677
Series 2019-CA A2 3.130%, 2/15/68§	68,076	64,340
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	992,500	839,441
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR2 6.303%, 4/22/29 (l)§	481,784	478,414
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 5.470%, 2/25/37 (l)	1,043,570	935,553

See Notes to Financial Statements.

1332

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1 6.365%, 4/19/31 (l)§	$492,590	$487,271
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A 3.844%, 12/25/25§	559,628	518,003
OCP CLO Ltd.,
Series 2017-13A A1AR 6.220%, 7/15/30 (l)§	500,000	494,845
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A 6.220%, 4/16/31 (l)§	250,000	247,930
Octagon Investment Partners 30 Ltd.,
Series 2017-1A A1R 6.250%, 3/17/30 (l)§	239,853	237,327
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR 6.210%, 7/15/29 (l)§	233,854	232,197
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR 6.235%, 7/19/30 (l)§	236,290	234,760
OFSI Fund IX Ltd.,
Series 2018-1A A 6.410%, 7/15/31 (l)§	500,000	491,436
OneMain Financial Issuance Trust,
Series 2019-2A A 3.140%, 10/14/36§	210,000	190,601
Series 2020-1A A 3.840%, 5/14/32§	26,407	26,305
Series 2020-2A A 1.750%, 9/14/35§	165,000	147,049
Palmer Square Loan Funding Ltd.,
Series 2020-1A A1 6.179%, 2/20/28 (l)§	28,079	28,008
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§	2,000,000	1,721,381
Race Point IX CLO Ltd.,
Series 2015-9A A1A2 6.200%, 10/15/30 (l)§	240,238	238,655
RASC Trust,
Series 2007-EMX1 A13 5.350%, 1/25/37 (l)	656,414	627,233
Regional Management Issuance Trust,
Series 2020-1 A 2.340%, 10/15/30§	100,000	95,372
Series 2021-1 A 1.680%, 3/17/31§	100,000	92,503
Series 2022-1 A 3.070%, 3/15/32§	310,000	286,547
Rockford Tower CLO Ltd.,
Series 2018-1A A 6.479%, 5/20/31 (l)§	500,000	494,371
Romark WM-R Ltd.,
Series 2018-1A A1 6.280%, 4/20/31 (l)§	247,404	245,058
Santander Drive Auto Receivables Trust,
Series 2022-5 A2 3.980%, 1/15/25	145,934	145,798
SBA Tower Trust (REIT), 3.869%, 10/8/24§	800,000	775,392
Scholar Funding Trust,
Series 2013-A A 5.828%, 1/30/45 (l)§	88,077	84,983
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 5.490%, 8/25/36 (l)	2,250,424	710,429
Signal Peak CLO LLC,
Series 2015-1A AR2 6.230%, 4/20/29 (l)§	136,228	135,736
SLM Private Education Loan Trust,
Series 2010-C A5 9.943%, 10/15/41 (l)§	193,606	201,920
SLM Student Loan Trust,
Series 2005-7 A4 5.405%, 10/25/29 (l)	44,447	44,278
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	100,000	94,166
Series 2016-B A2A 2.430%, 2/17/32§	29,756	28,299
Series 2016-C A2A 2.340%, 9/15/34§	83,504	80,141
Series 2020-PTA A2A 1.600%, 9/15/54§	148,639	131,632
Series 2021-A C 2.990%, 1/15/53§	207,015	176,687
Series 2021-A D1 3.860%, 1/15/53§	93,585	85,723
SoFi Professional Loan Program LLC,
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	882,106
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A 6.448%, 10/26/31 (l)§	500,000	492,080
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 6.412%, 4/18/31 (l)§	500,000	491,904
Soundview Home Loan Trust,
Series 2006-1 2A1 7.369%, 2/25/37 (l)	4,226,912	854,179
Series 2007-OPT5 2A2 6.100%, 10/25/37 (l)	3,330,801	2,395,553
STAR Trust,
Series 2021-SFR1 G 8.405%, 4/17/38 (l)§	2,000,000	1,895,452
Sunnova Helios IV Issuer LLC,
Series 2020-AA A 2.980%, 6/20/47§	327,361	276,205
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	648,444	519,699
Symphony CLO XV Ltd.,
Series 2014-15A AR3 6.340%, 1/17/32 (l)§	250,000	246,127
Symphony CLO XVII Ltd.,
Series 2016-17A AR 6.140%, 4/15/28 (l)§	147,956	147,574
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§	492,500	379,481
Series 2021-1A A2I 1.946%, 8/25/51§	738,750	634,459

See Notes to Financial Statements.

1333

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§		$810,625	$673,653
Tricolor Auto Securitization Trust,
Series 2022-1A A 3.300%, 2/18/25§		138,130	137,304
Tricon Residential Trust,
Series 2021-SFR1 E1 2.794%, 7/17/38§		1,300,000	1,128,495
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§		449,327	400,456
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26		60,065	56,329
United Airlines Pass-Through Trust,
Series 2014-1 A 4.000%, 4/11/26		112,362	106,012
Series 2015-1 AA 3.450%, 12/1/27		9,923	9,052
Series 2016-2 AA 2.875%, 10/7/28		14,185	12,582
Series 2016-2 B 3.650%, 10/7/25		2,645	2,437
Series 2019-1 AA 4.150%, 8/25/31		375,041	343,163
Series 2019-2 AA 2.700%, 5/1/32		171,799	145,014
Series 2020-1 A 5.875%, 10/15/27		880,387	864,980
Series 2020-1 B 4.875%, 1/15/26		34,250	32,623
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24		532	530
Series 2004-20C 1 4.340%, 3/1/24		10,620	10,506
Series 2005-20B 1 4.625%, 2/1/25		2,650	2,601
Series 2008-20G 1 5.870%, 7/1/28		37,451	37,060
Upstart Securitization Trust,
Series 2020-2 A 2.309%, 11/20/30§		54,013	52,624
Venture XVII CLO Ltd.,
Series 2014-17A ARR 6.140%, 4/15/27 (l)§		242,694	241,170
Vibrant CLO X Ltd.,
Series 2018-10A A1 6.510%, 10/20/31 (l)§		500,000	493,642
VOLT C LLC,
Series 2021-NPL9 A1 1.992%, 5/25/51 (e)§		389,290	355,957
VOLT XCIX LLC,
Series 2021-NPL8 A1 2.116%, 4/25/51 (e)§		302,629	276,867
VOLT XCVI LLC,
Series 2021-NPL5 A1 2.116%, 3/27/51 (e)§		498,513	466,920
Voya CLO Ltd.,
Series 2013-1A A1AR 6.458%, 10/15/30 (l)§		228,672	227,419
Series 2014-1A AAR2 6.233%, 4/18/31 (l)§		248,067	245,737
Series 2021-1A X 6.010%, 7/15/34 (l)§		175,000	174,015
VR Funding LLC,
Series 2020-1A A 2.790%, 11/15/50§		680,272	590,543
Westlake Automobile Receivables Trust,
Series 2022-2A A2B 6.197%, 8/15/25 (l)§		306,734	306,918

Total Asset-Backed Securities			62,261,610

Collateralized Mortgage Obligations (8.6%)
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)(l)§		175,922	168,269
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35		2,211,510	1,436,283
Series 2006-OA22 A1 5.470%, 2/25/47 (l)		24,735	22,394
Series 2006-OA6 1A2 5.570%, 7/25/46 (l)		16,553	14,601
Series 2007-OH1 A1D 5.360%, 4/25/47 (l)		27,753	22,416
American Home Mortgage Investment Trust,
Series 2006-3 11A1 5.510%, 12/25/46 (l)		493,880	411,952
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§		3,000,000	2,645,020
Avon Finance NO 2 plc,
Series 2X A 5.834%, 9/20/48 (l)(m)	GBP	419,236	532,165
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1 4.550%, 7/25/52 (e)(l)§		$146,516	139,987
BDS LLC,
Series 2022-FL12 A 7.227%, 8/19/38 (l)§		100,000	99,420
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.209%, 7/25/36 (l)		1,082,064	695,203
Bear Stearns ARM Trust,
Series 2004-8 11A2 4.609%, 11/25/34 (l)		118,143	106,544
Series 2005-1 2A1 4.042%, 3/25/35 (l)		85,054	77,464
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,562,814	754,752
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		291,572	263,095
Series 2005-24 A1 5.500%, 11/25/35		288,331	166,616
Series 2006-9 A10 6.000%, 5/25/36		2,731,822	1,313,576

See Notes to Financial Statements.

1334

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
COLT Mortgage Loan Trust,
Series 2020-2 M1 5.250%, 3/25/65 (l)§		$100,000	$95,262
Series 2020-3 A3 2.380%, 4/27/65 (l)§		12,284	11,468
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		1	1
Series 2021-JR1 A1 2.465%, 9/27/66 (l)§		209,090	200,980
Series 2021-JR2 A1 2.215%, 11/25/61 (l)§		300,339	284,997
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 5.550%, 6/25/37 (l)		584,743	511,719
Eurohome UK Mortgages plc,
Series 2007-1 A 5.137%, 6/15/44 (l)(m)	GBP	143,470	177,236
EuroMASTR plc,
Series 2007-1V A2 5.205%, 6/15/40 (l)(m)		149,904	177,542
Eurosail-UK plc,
Series 2007-4X A3 6.008%, 6/13/45 (l)(m)		391,272	490,705
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$582,543	582,153
Series 389 C45 3.000%, 10/15/52 IO		384,591	62,861
Series 4116 AP 1.350%, 8/15/42		936,632	792,095
Series 4316 BZ 3.000%, 3/15/44		5,369,832	4,642,165
Series 4438 B 3.000%, 10/15/43		159,905	150,075
Series 4790 F 5.383%, 10/15/43 (l)		247,985	242,548
Series 4989 FA 4.189%, 8/15/40 (l)		188,004	181,368
Series 4989 FB 4.299%, 10/15/40 (l)		137,137	131,602
Series 5004 LS 1.000%, 7/25/50 IO (l)		3,466,724	418,042
Series 5052 KI 4.000%, 12/25/50 IO		49,472	9,589
Series 5161 LI 3.000%, 11/25/51 IO		76,595	9,817
Series 5196 DI 3.000%, 2/25/52 IO		82,073	12,608
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		674,007	260,097
FNMA,
Series 2011-86 NF 5.700%, 9/25/41 (l)		81,229	79,980
Series 2013-123 PZ 2.700%, 3/25/43		5,233,943	4,568,293
Series 2015-11 A 3.000%, 5/25/34		342,007	324,874
Series 2016-72 PA 3.000%, 7/25/46		582,645	523,592
Series 2016-81 PA 3.000%, 2/25/44		141,017	135,109
Series 2020-77 S 3.861%, 11/25/50 IO (l)		7,231,513	347,251
Series 2021-3 MI 3.500%, 2/25/51 IO		53,410	9,399
Series 2021-31 IB 4.000%, 6/25/51 IO		60,869	11,946
Series 428 C16 3.000%, 3/25/50 IO		195,232	31,843
Formentera Issuer plc,
Series 2022-1 A 5.765%, 7/28/47 (l)(m)	GBP	385,499	485,390
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		$500,000	386,049
Series 2022-INV2 A5 3.000%, 4/25/52 (l)§		556,237	467,196
Series 2022-NQM4 A1 5.269%, 8/25/67 (e)(l)§		148,282	144,622
GNMA,
Series 2012-74 LF 5.546%, 6/20/42 (l)		574,845	562,031
Series 2013-116 LS 1.004%, 8/20/43 IO (l)		816,686	71,970
Series 2013-26 MS 1.104%, 2/20/43 IO (l)		780,731	75,139
Series 2014-20 TS 0.954%, 2/20/44 IO (l)		746,523	66,263
Series 2015-H15 FC 4.968%, 6/20/65 (l)		212,467	210,380
Series 2015-H16 FM 5.694%, 7/20/65 (l)		343,766	340,214
Series 2015-H18 FB 5.129%, 7/20/65 (l)		180,806	179,178
Series 2015-H19 FK 5.694%, 8/20/65 (l)		347,205	343,671
Series 2015-H20 FB 4.517%, 8/20/65 (l)		212,244	210,132
Series 2015-H20 FC 4.561%, 8/20/65 (l)		931,236	923,247
Series 2015-H22 FC 4.575%, 9/20/65 (l)		433,262	428,625
Series 2015-H29 FA 4.643%, 10/20/65 (l)		1,235	1,222
Series 2016-H11 F 5.894%, 5/20/66 (l)		231,763	229,754
Series 2016-H14 FA 5.894%, 6/20/66 (l)		215,244	214,112
Series 2016-H15 FA 5.465%, 7/20/66 (l)		298,695	297,264
Series 2020-129 IW 2.500%, 9/20/50 IO		5,355,328	723,837
Series 2021-16 KI 2.500%, 1/20/51 IO		5,011,384	681,673
Series 2021-160 TI 3.000%, 9/20/51 IO		5,187,872	752,087
Series 2021-165 ID 3.000%, 9/20/51 IO		3,148,181	472,946
Series 2021-30 KI 3.000%, 2/20/51 IO		4,426,734	671,048

See Notes to Financial Statements.

1335

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2021-57 IA 2.500%, 12/20/50 IO		$4,823,162	$597,306
Series 2021-83 PI 3.000%, 5/20/51 IO		161,096	23,195
Series 2022-174 AZ 3.500%, 5/20/51		5,300,746	4,443,228
Series 2022-78 3.000%, 8/20/51 IO		83,279	11,767
Series 2022-H02 FN 5.566%, 1/20/72 (l)		273,968	266,777
Series 2022-H22 EF 5.816%, 10/20/72 (l)		412,659	410,266
Series 2022-H25 FA 6.206%, 11/20/72 (l)		503,495	507,473
Series 2022-H26 DF 6.086%, 12/20/72 (l)		303,090	303,447
Series 2023-H01 FA 5.866%, 1/20/73 (l)		405,238	400,641
Series 2023-H02 FA 5.966%, 1/20/73 (l)		307,329	305,483
Series 2023-H02 FB 5.966%, 1/20/73 (l)		1,004,070	998,926
Series 2023-H03 FA 5.936%, 2/20/73 (l)		202,883	201,254
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 5.644%, 6/18/39 (l)(m)		138,044	136,358
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.070%, 9/25/35 (l)		21,041	19,815
Series 2006-AR2 2A1 3.542%, 4/25/36 (l)		39,190	26,577
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 3.897%, 1/19/35 (l)		147,162	129,761
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1 3.228%, 8/25/25 (e)§		218,521	218,168
Series 2022-1 A1 5.082%, 7/25/67 (e)§		146,547	141,135
Impac CMB Trust,
Series 2003-8 2A1 6.050%, 10/25/33 (l)		171	169
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 3.747%, 6/25/37 (l)		767,339	528,630
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 5.690%, 2/25/37 (l)		888,139	563,978
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 5.290%, 11/25/36 (l)§		1,101,805	635,296
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		666,222	325,040
Series 2006-A3 6A1 4.018%, 8/25/34 (l)		10,749	10,337
Series 2007-A1 3A3 4.186%, 7/25/35 (l)		18,233	17,060
Series 2021-7 A3 2.500%, 11/25/51 (l)§		580,860	468,273
Series 2021-INV5 A2A 2.500%, 12/25/51 (l)§		1,190,255	955,087
Series 2021-INV7 A3A 2.500%, 2/25/52 (l)§		653,627	560,237
Series 2021-INV7 A4A 2.500%, 2/25/52 (l)§		257,000	169,605
Series 2021-INV7 A5A 2.500%, 2/25/52 (l)§		138,189	106,740
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 5.882%, 10/25/59 (e)§		444,237	436,018
Series 2020-GS4 A1 6.250%, 2/25/60 (e)§		524,014	518,770
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		799,010	777,871
Ludgate Funding plc,
Series 2007-1 A2A 4.590%, 1/1/61 (l)(m)	GBP	75,166	90,595
Series 2008-W1X A1 5.030%, 1/1/61 (l)(m)		202,244	244,015
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$33,070	31,931
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 7.119%, 12/25/32 (l)		5,535	5,179
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1 2.693%, 10/25/60 (l)§		742,840	719,455
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 5.510%, 4/16/36 (l)§		195,170	184,869
MortgageIT Trust,
Series 2005-4 A1 5.710%, 10/25/35 (l)		79,016	76,968
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		196,176	178,784
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		275,538	257,106
Nomura Asset Acceptance Corp., 5.515%, 1/25/36 (l)		3,128,607	994,297
Series 2006-AP1 A 5 6.059%, 1/25/36 (e)		2,351,959	746,441
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		151,895	147,732
PRPM LLC,
Series 2021-2 A1 2.115%, 3/25/26 (l)§		1,359,885	1,282,362
RALI Trust,
Series 2006-QO3 A1 5.570%, 4/25/46 (l)		3,614,135	1,048,039
Series 2007-QS6 A29 6.000%, 4/25/37		1,081,849	858,686

See Notes to Financial Statements.

1336

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.636%, 10/25/39 (l)§		$614,127	$613,380
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 5.490%, 6/25/35 (l)§		28,863	26,294
Series 2006-R1 AF1 5.490%, 1/25/36 (l)§		88,132	80,507
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,861,108	1,127,442
Series 2006-A9CB A7 6.000%, 9/25/36		3,844,831	1,252,468
Resloc UK plc,
Series 2007-1X A3B 5.216%, 12/15/43 (l)(m)	GBP	79,020	95,845
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$380,649	290,074
Ripon 1RA, 1.595%, 8/28/56§	GBP	1,000,000	1,237,963
Ripon Mortgages plc,
Series 1RA A 5.647%, 8/28/56 (l)§		1,606,355	2,028,452
Sequoia Mortgage Trust,
Series 10 2A1 5.917%, 10/20/27 (l)		$774	738
Series 2003-4 2A1 5.857%, 7/20/33 (l)		4,714	4,295
Series 6 A 5.786%, 4/19/27 (l)		37,776	35,917
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61 (l)§		1,700,000	1,093,413
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,040,034
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 5.133%, 4/25/34 (l)		97,851	96,204
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 5.646%, 7/19/35 (l)		19,092	17,189
Series 2006-AR6 1A3 5.530%, 7/25/46 (l)		590,917	446,089
Towd Point Mortgage Funding,
Series 2019-A13A A1 6.320%, 7/20/45 (l)§	GBP	587,660	745,503
Towd Point Mortgage Funding plc,
Series 2020-A14X A 6.301%, 5/20/45 (l)(m)		1,066,800	1,348,085
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§		$1,500,000	1,221,708
Series 2022-1 A1 3.750%, 7/25/62 (l)§		355,036	327,099
Uropa Securities plc,
Series 2007-1 A3A 5.295%, 10/10/40 (l)(m)	GBP	420,446	510,482
UWM Mortgage Trust,
Series 2021-INV2 A9 5.000%, 9/25/51 (l)§		$696,989	643,511
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		622,768	573,271
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	661,420
Series 2023-1 A1 5.850%, 12/25/67 (e)§		467,013	460,949

Total Collateralized Mortgage Obligations			72,344,503

Commercial Mortgage-Backed Securities (6.3%)
1211 Avenue of the Americas Trust, Series 2015-1211 C 4.280%, 8/10/35 (l)§		100,000	89,470
Series 2015-1211 D 4.280%, 8/10/35 (l)§		100,000	87,052
20 Times Square Trust, Series 2018-20TS B 3.203%, 5/15/35 (l)§		268,000	227,441
245 Park Avenue Trust, Series 2017-245P XA 0.271%, 6/5/37 IO (l)§		1,000,000	6,486
280 Park Avenue Mortgage Trust,
Series 2017-280P D 6.718%, 9/15/34 (l)§		200,000	177,032
ACREC LLC,
Series 2023-FL2 A 7.321%, 2/19/38 (l)§		100,000	99,277
Alen Mortgage Trust,
Series 2021-ACEN D 8.293%, 4/15/34 (l)§		100,000	69,658
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§		100,000	56,316
Series 2020-MF1 E 1.750%, 5/15/53§		100,000	52,216
AREIT Trust,
Series 2021-CRE5 A 6.237%, 11/17/38 (l)§		531,526	515,981
Ashford Hospitality Trust,
Series 2018-ASHF D 7.419%, 4/15/35 (l)§		16,000	15,334
Series 2018-KEYS A 6.319%, 6/15/35 (l)§		600,000	583,956
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 7.393%, 12/15/36 (l)§		290,000	262,496
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 6.194%, 11/15/33 (l)§		100,000	88,456
Series 2017-SCH CL 6.694%, 11/15/32 (l)§		100,000	84,649
Series 2017-SCH DL 7.194%, 11/15/32 (l)§		100,000	82,737
Series 2018-DSNY C 6.544%, 9/15/34 (l)§		100,000	98,845
Series 2018-DSNY D 6.894%, 9/15/34 (l)§		200,000	197,628

See Notes to Financial Statements.

1337

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-JACX A 6.243%, 9/15/38 (l)§	$800,000	$738,281
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B 4.483%, 9/15/48 (l)	10,000	8,897
BANK,
Series 2017-BNK6 XA 0.905%, 7/15/60 IO (l)	3,134,184	72,067
Series 2018-BN10 XA 0.835%, 2/15/61 IO (l)	3,562,329	90,963
Series 2019-BN19 AS 3.446%, 8/15/61	249,000	197,065
Series 2019-BN19 C 4.164%, 8/15/61 (l)	215,000	117,063
Series 2019-BN20 AS 3.243%, 9/15/62 (l)	310,000	255,698
Series 2019-BN20 XB 0.467%, 9/15/62 IO (l)	530,000	10,225
Series 2020-BN25 AS 2.841%, 1/15/63	22,000	17,793
Series 2020-BN30 XB 0.827%, 12/15/53 IO (l)	5,331,000	220,566
Series 2021-BN33 XB 0.595%, 5/15/64 IO (l)	4,550,000	145,191
Series 2022-BNK40 A4 3.507%, 3/15/64 (l)	600,000	519,620
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 4.986%, 7/15/49 (l)	368,000	332,932
Series 2017-BNK3 XB 0.735%, 2/15/50 IO (l)	1,000,000	18,875
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	830,564
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	100,000	85,467
Series 2018-TALL A 6.066%, 3/15/37 (l)§	15,000	13,489
Series 2021-C9 XA 1.742%, 2/15/54 IO (l)	2,668,766	223,080
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	63,694	58,519
Series 2015-SRCH XA 1.064%, 8/10/35 IO (l)§	919,010	25,172
Series 2021-C10 XA 1.415%, 7/15/54 IO (l)	3,580,306	243,868
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§	2,277,000	15,568
Beast Mortgage Trust,
Series 2021-SSCP A 6.011%, 4/15/36 (l)§	441,000	424,618
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	700,000	633,368
Series 2019-B9 XA 1.189%, 3/15/52 IO (l)	960,484	41,909
Series 2020-B16 XA 0.924%, 2/15/53 IO (l)	3,930,902	176,290
Series 2020-B17 XB 0.652%, 3/15/53 IO (l)	1,000,000	25,563
Series 2020-IG3 XA 0.816%, 9/15/48 IO (l)§	6,712,087	134,981
Series 2021-B23 XA 1.376%, 2/15/54 IO (l)	991,339	63,556
Series 2021-B24 XA 1.267%, 3/15/54 IO (l)	1,155,084	67,079
Series 2021-B27 XA 1.380%, 7/15/54 IO (l)	3,667,760	241,581
Series 2021-B29 A5 2.388%, 9/15/54	26,000	20,841
BFLD Trust,
Series 2020-EYP A 6.343%, 10/15/35 (l)§	700,000	581,534
BIG Commercial Mortgage Trust,
Series 2022-BIG A 6.489%, 2/15/39 (l)§	600,000	595,180
BMO Mortgage Trust,
Series 2023-C5 XA 0.727%, 6/15/56 IO (l)	389,000	21,178
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A 6.917%, 5/15/39 (l)§	100,000	99,282
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§	100,000	94,080
Series 2013-1515 C 3.446%, 3/10/33§	100,000	92,834
Series 2021-1450 A 6.443%, 9/15/36 (l)§	700,000	664,633
BX Commercial Mortgage Trust,
Series 2019-XL D 6.711%, 10/15/36 (l)§	221,000	218,381
Series 2020-VIV2 C 3.660%, 3/9/44 (l)§	200,000	163,099
Series 2020-VIV3 B 3.662%, 3/9/44 (l)§	120,000	100,672
Series 2021-VINO D 6.545%, 5/15/38 (l)§	200,000	191,789
Series 2021-VOLT E 7.193%, 9/15/36 (l)§	247,000	233,117
Series 2021-VOLT F 7.593%, 9/15/36 (l)§	247,000	230,341
Series 2021-XL2 A 5.882%, 10/15/38 (l)§	463,358	449,756
Series 2021-XL2 E 7.039%, 10/15/38 (l)§	341,958	327,223
Series 2022-AHP A 6.137%, 1/17/39(l)§	600,000	583,323
BX Trust,
Series 2019-OC11 A 3.202%, 12/9/41§	10,000	8,542
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	114,000	94,069
Series 2019-OC11 E 4.075%, 12/9/41 (l)§	325,000	259,568
Series 2021-ARIA A 6.092%, 10/15/36 (l)§	15,000	14,513

See Notes to Financial Statements.

1338

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2021-ARIA D 7.088%, 10/15/36 (l)§		$102,000	$97,414
Series 2021-SDMF A 5.782%, 9/15/34 (l)§		11,000	10,615
Series 2021-VIEW D 8.093%, 6/15/36 (l)§		120,000	109,014
Series 2022-FOX2 A2 5.896%, 4/15/39 (l)§		976,928	937,777
Series 2022-GPA A 7.312%, 10/15/39 (l)§		230,000	229,640
Series 2022-GPA XCP 1.029%, 10/15/39 IO (l)§		1,311,000	1,523
Series 2022-VAMF A 5.997%, 1/15/39 (l)§		23,000	22,354
Series 2022-VAMF B 6.427%, 1/15/39 (l)§		17,000	16,533
Series 2023-DELC A 7.690%, 5/15/38 (l)§		100,000	99,750
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (l)§		30,000	21,658
Series 2017-GM D 3.539%, 6/13/39 (l)§		80,000	65,650
Series 2021-601L D 2.868%, 1/15/44 (l)§		102,000	61,342
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 6.943%, 12/15/37 (l)§		100,000	98,252
Cassia SRL,
Series 2022-1A A 5.883%, 5/22/34 (l)§	EUR	248,168	258,635
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50		$10,000	9,100
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48		10,000	9,424
Series 2016-C4 XA 1.766%, 5/10/58 IO (l)		577,419	18,852
Series 2016-C4 XB 0.852%, 5/10/58 IO (l)		110,000	1,922
Series 2017-C8 B 4.199%, 6/15/50 (l)		37,000	31,243
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		482,057	446,039
Series 2015-GC27 B 3.772%, 2/10/48		20,000	18,132
Series 2019-PRM D 4.350%, 5/10/36§		100,000	98,278
Series 2020-420K D 3.422%, 11/10/42 (l)§		150,000	108,761
Series 2020-420K E 3.422%, 11/10/42 (l)§		150,000	104,919
Series 2020-420K X 0.912%, 11/10/42 IO (l)§		1,000,000	47,062
Series 2021-KEYS A 6.373%, 10/15/36 (l)§		700,000	685,137
CityLine Commercial Mortgage Trust,
Series 2016-CLNE A 2.871%, 11/10/31 (l)§		300,000	285,081
CLNC Ltd.,
Series 2019-FL1 B 7.105%, 8/20/35 (l)§		145,000	141,400
Cold Storage Trust,
Series 2020-ICE5 A 6.093%, 11/15/37 (l)§		196,598	193,285
Commercial Mortgage Trust,
Series 2014-UBS5 B 4.514%, 9/10/47 (l)		130,000	121,419
Series 2015-3BP B 3.346%, 2/10/35 (l)§		300,000	272,971
Series 2015-3BP XA 0.168%, 2/10/35 IO (l)§		1,287,000	1,749
Series 2015-CR22 XA 0.953%, 3/10/48 IO (l)		2,611,138	27,255
Series 2015-CR24 B 4.490%, 8/10/48 (l)		65,000	59,237
Series 2015-CR26 ASB 3.373%, 10/10/48		868,176	842,076
Series 2015-DC1 XA 1.120%, 2/10/48 IO (l)		2,409,055	25,305
Series 2016-COR1 ASB 2.972%, 10/10/49		661,667	632,160
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§		50,000	3,334
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B 6.423%, 5/15/36 (l)§		159,603	158,357
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.393%, 4/15/50 (l)		300,000	245,236
Series 2015-C1 XA 0.949%, 4/15/50 IO (l)		3,666,676	30,317
Series 2015-C4 D 3.709%, 11/15/48 (l)		70,000	54,978
Series 2016-C5 B 4.463%, 11/15/48 (l)		30,000	26,797
Series 2016-C5 C 4.799%, 11/15/48 (l)		50,000	44,138
Series 2017-CX10 XB 0.259%, 11/15/50 IO (l)		1,000,000	9,836
Series 2018-CX12 C 4.884%, 8/15/51 (l)		58,000	45,216
Series 2019-C15 A4 4.053%, 3/15/52		50,000	45,600
Series 2019-C16 C 4.237%, 6/15/52 (l)		20,000	15,555
Series 2019-C16 XA 1.708%, 6/15/52 IO (l)		977,077	63,869
Series 2019-C17 XA 1.490%, 9/15/52 IO (l)		4,956,461	280,328
Series 2019-C17 XB 0.698%, 9/15/52 IO (l)		1,000,000	27,861
Series 2019-C18 D 2.500%, 12/15/52§		170,000	97,778
Series 2020-C19 A3 2.561%, 3/15/53		79,298	64,777
CSMC Trust,
Series 2017-PFHP A 6.143%, 12/15/30 (l)§		50,000	47,617
Series 2017-TIME A 3.646%, 11/13/39§		100,000	86,928

See Notes to Financial Statements.

1339

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-NET A 2.257%, 8/15/37§	$275,604	$244,462
Series 2020-NET D 3.828%, 8/15/37 (l)§	200,000	173,138
Series 2021-980M D 3.653%, 7/15/31 (l)§	321,000	236,601
Series 2021-ADV A 6.594%, 7/15/38 (l)§	800,000	740,530
Series 2021-B33 A1 3.053%, 10/10/43§	100,000	82,995
Series 2021-B33 A2 3.167%, 10/10/43§	836,000	620,365
Series 2022-NWPT A 8.290%, 9/9/24 (l)§	100,000	99,793
DBGS Mortgage Trust,
Series 2018-5BP B 6.223%, 6/15/33 (l)§	100,000	89,517
Series 2019-1735 X 0.431%, 4/10/37 IO (l)§	1,365,000	20,952
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	18,552
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	9,622
DBUBS Mortgage Trust,
Series 2017-BRBK D 3.648%, 10/10/34 (l)§	100,000	82,449
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	776,560
EQUS Mortgage Trust,
Series 2021-EQAZ A 5.948%, 10/15/38 (l)§	499,990	485,628
Extended Stay America Trust,
Series 2021-ESH A 6.274%, 7/15/38 (l)§	2,023,850	1,983,548
Series 2021-ESH B 6.574%, 7/15/38 (l)§	298,759	291,509
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2 2.995%, 12/25/25	188,000	178,883
Series K120 X1 1.132%, 10/25/30 IO (l)	2,455,683	138,680
Series K121 X1 1.119%, 10/25/30 IO (l)	118,553	6,557
Series KL05 X1P 1.024%, 6/25/29 IO (l)	662,000	31,261
Series KL06 XFX 1.467%, 12/25/29 IO (l)	170,000	10,662
FNMA ACES,
Series 2020-M15 X1 1.582%, 9/25/31 IO (l)	3,580,134	253,669
Series 2022-M4 A1X 2.547%, 5/25/30 (l)	1,944,025	1,755,013
FREMF Mortgage Trust,
Series 2018-K80 B 4.376%, 8/25/50 (l)§	20,000	18,432
FS Rialto Issuer LLC,
Series 2022-FL7 A 7.988%, 10/19/39 (l)§	100,000	100,064
GCT Commercial Mortgage Trust,
Series 2021-GCT C 6.893%, 2/15/38 (l)§	120,000	78,461
GNMA,
Series 2013-30 0.519%, 9/16/53 IO (l)	39,386	709
Series 2015-22 0.523%, 3/16/55 IO (l)	59,921	1,114
Series 2016-96 0.771%, 12/16/57 IO (l)	31,504	1,157
Series 2021-143 0.967%, 10/16/63 IO (l)	7,228,426	499,951
Series 2021-20 1.149%, 8/16/62 IO (l)	5,451,746	423,244
Series 2021-208 0.758%, 6/16/64 IO (l)	8,557,535	471,786
Series 2021-22 0.976%, 5/16/63 IO (l)	6,486,124	451,648
Series 2021-52 0.719%, 4/16/63 IO (l)	6,466,548	371,121
Series 2021-71 0.874%, 10/16/62 IO (l)	7,427,107	476,096
Series 2022-49 0.761%, 3/16/64 IO (l)	8,330,168	481,630
Grace Trust,
Series 2020-GRCE D 2.769%, 12/10/40 (l)§	142,000	98,591
Great Wolf Trust,
Series 2019-WOLF E 7.993%, 12/15/36 (l)§	254,000	246,554
Series 2019-WOLF F 8.392%, 12/15/36 (l)§	254,000	242,801
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	47,942
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	100,000	72,125
Series 2018-TWR D 7.043%, 7/15/31 (l)§	110,000	75,752
Series 2022-AGSS A 7.839%, 11/15/27 (l)§	110,000	109,523
Series 2022-ECI A 7.342%, 8/15/39 (l)§	100,000	100,031
Series 2022-SHIP A 5.878%, 8/15/36 (l)§	111,000	110,257
Series 2023-FUN A 7.238%, 3/15/28 (l)§	100,000	98,376
GS Mortgage Securities Trust,
Series 2014-GC20 B 4.529%, 4/10/47 (l)	30,000	28,242
Series 2015-GC28 XA 1.112%, 2/10/48 IO (l)	2,558,075	26,995
Series 2015-GC32 C 4.558%, 7/10/48 (l)	10,000	9,019
Series 2015-GS1 A3 3.734%, 11/10/48	10,000	9,384
Series 2015-GS1 XA 0.903%, 11/10/48 IO (l)	1,836,656	27,197
Series 2016-GS3 XA 1.318%, 10/10/49 IO (l)	281,523	8,152

See Notes to Financial Statements.

1340

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-GS7 XA 1.227%, 8/10/50 IO (l)	$2,381,270	$80,142
Series 2019-GSA1 XA 0.936%, 11/10/52 IO (l)	1,153,755	45,249
Series 2020-GC45 XA 0.781%, 2/13/53 IO (l)	3,289,437	98,775
HIT Trust,
Series 2022-HI32 A 7.538%, 7/15/24 (l)§	9,851	9,830
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	91,465
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A 7.392%, 10/15/39 (l)§	100,000	99,690
IMT Trust,
Series 2017-APTS AFX 3.478%, 6/15/34§	100,000	96,789
Series 2017-APTS DFX 3.613%, 6/15/34 (l)§	100,000	93,316
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 C 4.882%, 1/15/49 (l)	100,000	85,920
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	269,234
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	4,766
Series 2018-AON A 4.128%, 7/5/31§	23,000	20,817
Series 2018-PHH A 6.403%, 6/15/35 (l)§	106,599	98,789
Series 2018-WPT EFX 5.542%, 7/5/33 (l)§	120,000	99,059
Series 2018-WPT FFX 5.542%, 7/5/33 (l)§	181,000	143,932
Series 2020-609M D 7.964%, 10/15/33 (l)§	130,000	110,179
Series 2020-ACE C 3.817%, 1/10/37 (l)§	187,000	169,492
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	181,000	115,197
Series 2021-MHC A 6.061%, 4/15/38 (l)§	9,449	9,296
Series 2021-MHC D 6.961%, 4/15/38 (l)§	90,000	86,938
Series 2022-CGSS A 7.619%, 12/15/36 (l)§	120,000	119,850
Series 2022-DATA A 4.046%, 6/10/42 (l)§	600,000	526,380
Series 2022-NLP A 5.743%, 4/15/37 (l)§	327,476	303,421
Series 2022-NXSS A 7.326%, 9/15/39 (l)§	120,000	120,038
Series 2022-OPO D 3.565%, 1/5/39 (l)§	100,000	65,754
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D 4.129%, 9/15/47 (l)§	365,000	295,452
Series 2014-C25 XA 0.952%, 11/15/47 IO (l)	2,742,699	21,582
Series 2015-C27 D 3.940%, 2/15/48 (l)§	300,000	172,674
Series 2015-C32 XA 1.258%, 11/15/48 IO (l)	1,356,375	19,186
Series 2015-C33 D1 4.290%, 12/15/48 (l)§	200,000	150,742
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.855%, 7/15/50 (l)	350,000	276,188
Series 2017-JP7 B 4.050%, 9/15/50	10,000	8,219
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	17,170
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.634%, 6/15/49 IO (l)	1,276,173	38,549
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	36,388
Series 2020-COR7 B 3.294%, 5/13/53 (l)	298,000	221,256
Series 2020-COR7 XA 1.770%, 5/13/53 IO (l)	2,534,373	163,163
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	534,984
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.324%, 2/15/36 IO (l)§	929,780	39,346
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	240,466
LoanCore Issuer Ltd.,
Series 2019-CRE2 AS 6.693%, 5/15/36 (l)§	140,841	140,563
Series 2019-CRE2 B 6.893%, 5/15/36 (l)§	145,000	142,818
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 0.953%, 3/10/50 IO (l)§	2,240,047	41,270
Med Trust,
Series 2021-MDLN G 10.444%, 11/15/38 (l)§	364,252	337,386
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.111%, 7/15/36 (l)§	217,150	213,572
MIRA Trust,
Series 2023-MILE A 6.755%, 6/10/28§	100,000	100,330
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48	238,462	233,168
Series 2015-C20 XA 1.384%, 2/15/48 IO (l)	1,967,157	23,193
Series 2015-C25 C 4.668%, 10/15/48 (l)	70,000	60,272
Series 2015-C27 ASB 3.557%, 12/15/47	214,285	208,008
Series 2016-C31 ASB 2.952%, 11/15/49	635,843	606,843
Series 2016-C31 C 4.407%, 11/15/49 (l)	215,000	165,980

See Notes to Financial Statements.

1341

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	$198,000	$168,707
Series 2017-H1 XD 2.308%, 6/15/50 IO (l)§	300,000	20,840
Series 2017-HR2 D 2.730%, 12/15/50	210,000	140,011
Series 2018-MP A 4.419%, 7/11/40 (l)§	219,000	178,396
Series 2019-H6 XB 0.866%, 6/15/52 IO (l)	1,000,000	34,755
Series 2019-L2 XA 1.173%, 3/15/52 IO (l)	2,841,849	126,944
Series 2019-L3 XA 0.756%, 11/15/52 IO (l)	4,500,756	140,999
Series 2020-L4 B 3.082%, 2/15/53	207,000	156,989
MSC Trust,
Series 2021-ILP D 6.770%, 11/15/23 (l)§	365,790	350,255
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A 6.143%, 6/15/35 (l)§	74,040	59,356
Series 2018-SOX A 4.404%, 6/17/38§	100,000	91,446
Series 2021-APPL A 6.143%, 8/15/38 (l)§	700,000	662,100
New Orleans Hotel Trust,
Series 2019-HNLA A 6.182%, 4/15/32 (l)§	400,000	383,143
NYO Commercial Mortgage Trust,
Series 2021-1290 A 6.356%, 11/15/38 (l)§	1,100,000	1,001,489
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	12,975
One Market Plaza Trust,
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	1,000,000	1
Series 2017-1MKT XNCP 0.218%, 2/10/32 IO (l)§	200,000	131
ONE Mortgage Trust,
Series 2021-PARK A 5.961%, 3/15/36 (l)§	600,000	567,037
PFP Ltd.,
Series 2021-8 A 6.158%, 8/9/37 (l)§	402,896	391,565
Series 2022-9 A 7.376%, 8/19/35 (l)§	120,000	119,701
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.350%, 11/25/36 (l)§	629,672	614,174
Series 2022-FL9 A 7.556%, 6/25/37 (l)§	25,121	25,148
Series 2023-FL11 A 7.463%, 10/25/39 (l)§	73,000	73,000
RIAL Issuer Ltd.,
Series 2022-FL8 A 7.341%, 1/19/37 (l)§	203,000	199,351
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.593%, 9/15/39 (l)§	30,000	22,530
Soho Trust,
Series 2021-SOHO B 2.786%, 8/10/38 (l)§	371,000	254,665
SREIT Trust,
Series 2021-MFP D 6.771%, 11/15/38 (l)§	367,000	352,560
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A 7.333%, 5/15/37 (l)§	136,000	132,107
TPGI Trust,
Series 2021-DGWD D 6.690%, 6/15/26 (l)§	249,101	237,279
UBS Commercial Mortgage Trust,
Series 2018-C12 B 4.787%, 8/15/51 (l)	75,000	64,111
Series 2018-C8 C 4.841%, 2/15/51 (l)	226,000	184,542
Series 2019-C17 XA 1.605%, 10/15/52 IO (l)	963,866	62,364
Series 2019-C18 XA 1.145%, 12/15/52 IO (l)	964,621	39,654
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	343,876	320,245
VNDO Trust,
Series 2016-350P D 4.033%, 1/10/35 (l)§	100,000	86,877
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48	150,000	120,228
Series 2015-C27 XA 0.978%, 2/15/48 IO (l)	2,921,070	29,434
Series 2015-LC20 C 4.056%, 4/15/50 (l)	219,000	198,499
Series 2015-NXS1 XA 1.209%, 5/15/48 IO (l)	1,826,682	23,045
Series 2015-NXS2 XA 0.743%, 7/15/58 IO (l)	3,269,738	31,743
Series 2016-BNK1 XD 1.390%, 8/15/49 IO (l)§	1,000,000	32,151
Series 2016-C32 A3FL 6.578%, 1/15/59 (l)	35,142	34,892
Series 2016-C33 XA 1.731%, 3/15/59 IO (l)	898,170	29,050
Series 2016-C34 A3FL 6.198%, 6/15/49 (l)§	30,000	28,881
Series 2017-C38 XA 1.109%, 7/15/50 IO (l)	2,281,549	65,454
Series 2017-C39 XA 1.236%, 9/15/50 IO (l)	2,189,257	68,698
Series 2017-C42 B 4.002%, 12/15/50 (l)	250,000	206,438
Series 2018-1745 A 3.874%, 6/15/36 (l)§	600,000	524,008
Series 2018-C45 C 4.727%, 6/15/51	20,000	16,001
Series 2018-C46 B 4.633%, 8/15/51	24,000	20,569
Series 2019-C49 B 4.546%, 3/15/52	90,000	76,414

See Notes to Financial Statements.

1342

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-C50 B 4.192%, 5/15/52	$150,000	$128,322
Series 2019-C50 XA 1.578%, 5/15/52 IO (l)	852,061	47,837
Series 2020-C55 AS 2.937%, 2/15/53	207,000	164,651
Series 2020-C55 XA 1.426%, 2/15/53 IO (l)	4,022,966	239,306
Series 2020-C56 XA 1.519%, 6/15/53 IO (l)	3,665,123	222,927
Series 2020-C58 XA 1.931%, 7/15/53 IO (l)	2,197,320	206,031
Series 2020-SDAL D 7.283%, 2/15/37(l)§	40,000	38,340
Series 2021-C59 XA 1.661%, 4/15/54 IO (l)	2,988,728	236,010
Series 2021-FCMT D 8.693%, 5/15/31 (l)§	110,000	98,293
Series 2021-SAVE C 6.993%, 2/15/40 (l)§	159,079	143,288
Series 2021-SAVE D 7.693%, 2/15/40 (l)§	159,079	142,445
Series 2021-SAVE E 8.843%, 2/15/40 (l)§	159,079	138,845
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A 7.936%, 11/15/27 (l)§	100,000	99,875
Series 2022-WMRK B 8.583%, 11/15/27 (l)§	100,000	99,626

Total Commercial Mortgage-Backed Securities		52,725,513

Corporate Bonds (21.2%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
3.800%, 2/15/27	100,000	95,443
4.250%, 3/1/27	150,000	145,501
4.100%, 2/15/28	120,000	114,554
4.300%, 2/15/30	130,000	123,036
5.400%, 2/15/34	555,000	554,829
4.500%, 5/15/35	107,000	97,905
3.500%, 6/1/41	170,000	129,749
3.500%, 9/15/53	270,000	190,902
3.550%, 9/15/55	223,000	156,024
3.800%, 12/1/57	174,000	125,058
3.650%, 9/15/59	125,000	86,569
3.500%, 2/1/61 (x)	145,000	99,615
Level 3 Financing, Inc. 3.400%, 3/1/27§	425,000	360,370
Verizon Communications, Inc.
0.850%, 11/20/25	50,000	45,038
1.450%, 3/20/26	40,000	36,226
4.125%, 3/16/27	150,000	145,566
2.100%, 3/22/28	60,000	52,650
4.329%, 9/21/28	118,000	113,727
1.500%, 9/18/30	303,000	238,445
1.750%, 1/20/31	302,000	237,581
2.550%, 3/21/31	575,000	477,984
2.355%, 3/15/32	359,000	288,664
5.050%, 5/9/33 (x)	345,000	340,212
4.400%, 11/1/34	476,000	437,669
2.850%, 9/3/41	156,000	109,987

		4,803,304

Entertainment (0.1%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	9,403
1.350%, 9/15/30 (x)	35,000	27,880
Take-Two Interactive Software, Inc. 4.950%, 3/28/28	50,000	49,337
TWDC Enterprises 18 Corp. 3.150%, 9/17/25	75,000	71,921
Walt Disney Co. (The) 3.800%, 3/22/30	250,000	236,065
Warnermedia Holdings, Inc.
6.412%, 3/15/26 (x)	130,000	130,066
4.279%, 3/15/32	100,000	88,198

		612,870

Interactive Media & Services (0.0%)†
Alphabet, Inc. 0.450%, 8/15/25	110,000	99,997
Meta Platforms, Inc.
4.600%, 5/15/28	100,000	98,909
5.600%, 5/15/53	82,000	84,074
5.750%, 5/15/63	173,000	177,963

		460,943

Media (0.3%)
Charter Communications Operating LLC
4.908%, 7/23/25	200,000	195,132
5.375%, 5/1/47	30,000	24,686
3.700%, 4/1/51	584,000	364,270
3.850%, 4/1/61	900,000	537,417
3.950%, 6/30/62	119,000	72,718
Comcast Corp.
3.150%, 3/1/26	125,000	119,703
4.150%, 10/15/28	245,000	236,541
2.650%, 2/1/30	326,000	284,412
5.500%, 11/15/32	20,000	20,740
2.937%, 11/1/56	201,000	130,738
Discovery Communications LLC 3.900%, 11/15/24	50,000	48,452
Fox Corp. 4.709%, 1/25/29	100,000	97,101
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	14,406
5.375%, 6/15/33	100,000	99,009
Paramount Global 4.950%, 1/15/31	200,000	180,340

		2,425,665

Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc. 3.200%, 3/15/27§	65,000	60,246
Sprint LLC
7.875%, 9/15/23	59,000	59,197
7.125%, 6/15/24	761,000	768,370
7.625%, 2/15/25	668,000	682,061

See Notes to Financial Statements.

1343

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
T-Mobile USA, Inc.
3.500%, 4/15/25		$200,000	$192,331
3.750%, 4/15/27		200,000	189,347
3.875%, 4/15/30		516,000	474,399
3.400%, 10/15/52		700,000	498,883

			2,924,834

Total Communication Services			11,227,616

Consumer Discretionary (0.8%)
Automobile Components (0.0%)†
Magna International, Inc. 5.500%, 3/21/33		100,000	101,344
Metalsa Sapi De Cv 3.750%, 5/4/31 (m)		200,000	156,600

			257,944

Automobiles (0.3%)
General Motors Co. 6.125%, 10/1/25		250,000	251,385
Hyundai Capital America 5.500%, 3/30/26§		300,000	297,597
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	492,551
Nissan Motor Co. Ltd.
3.201%, 9/17/28 (m)	EUR	400,000	390,881
4.810%, 9/17/30§		$700,000	610,826

			2,043,240

Broadline Retail (0.2%)
Amazon.com, Inc.
3.800%, 12/5/24		50,000	49,044
5.200%, 12/3/25		100,000	100,316
1.000%, 5/12/26 (x)		50,000	44,938
3.300%, 4/13/27		100,000	95,144
3.150%, 8/22/27		50,000	46,978
1.650%, 5/12/28 (x)		50,000	43,551
1.500%, 6/3/30 (x)		85,000	69,652
2.100%, 5/12/31		50,000	41,965
3.600%, 4/13/32		100,000	92,932
eBay, Inc.
1.900%, 3/11/25		70,000	65,780
5.900%, 11/22/25 (x)		400,000	404,050
1.400%, 5/10/26		100,000	90,225
6.300%, 11/22/32		19,000	19,887

			1,164,462

Hotels, Restaurants & Leisure (0.2%)
Choice Hotels International, Inc. 3.700%, 12/1/29		600,000	515,953
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	565,208
3.250%, 2/15/30		200,000	174,265
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	29,953
Marriott International, Inc.
5.000%, 10/15/27		55,000	54,514
Series FF 4.625%, 6/15/30		25,000	23,922
Series X 4.000%, 4/15/28		25,000	23,542
McDonald’s Corp.
1.450%, 9/1/25 (x)		55,000	50,786
3.700%, 1/30/26		75,000	72,462
2.625%, 9/1/29		40,000	35,352
Starbucks Corp.
2.450%, 6/15/26		50,000	46,469
3.550%, 8/15/29		100,000	92,896
3.000%, 2/14/32		20,000	17,296

			1,702,618

Household Durables (0.0%)†
DR Horton, Inc. 2.600%, 10/15/25		50,000	46,675
Leggett & Platt, Inc. 3.500%, 11/15/27		25,000	22,993
Lennar Corp. 4.750%, 11/29/27		100,000	96,989
Mohawk Industries, Inc. 3.625%, 5/15/30 (x)		25,000	22,473

			189,130

Leisure Products (0.0%)†
Hasbro, Inc. 3.500%, 9/15/27		15,000	13,921

Specialty Retail (0.1%)
AutoNation, Inc. 3.500%, 11/15/24		25,000	24,069
AutoZone, Inc. 4.500%, 2/1/28		70,000	67,928
Home Depot, Inc. (The)
2.125%, 9/15/26		65,000	59,903
0.900%, 3/15/28 (x)		65,000	54,704
2.950%, 6/15/29		30,000	27,290
1.875%, 9/15/31		85,000	68,984
3.250%, 4/15/32		45,000	40,328
Lowe’s Cos., Inc.
2.500%, 4/15/26		100,000	93,376
3.650%, 4/5/29		200,000	185,136
4.500%, 4/15/30 (x)		119,000	115,294
5.000%, 4/15/33 (x)		40,000	39,507
2.800%, 9/15/41		222,000	154,767
O’Reilly Automotive, Inc. 4.350%, 6/1/28		50,000	48,306
Ross Stores, Inc. 0.875%, 4/15/26		50,000	44,069
Tractor Supply Co. 5.250%, 5/15/33		5,000	4,954

			1,028,615

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp. 2.950%, 6/15/30		15,000	13,217

Total Consumer Discretionary			6,413,147

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		250,000	248,203

See Notes to Financial Statements.

1344

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Bacardi Ltd. 4.450%, 5/15/25§		$500,000	$485,756
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	47,295
2.125%, 9/6/29		200,000	174,662
2.000%, 3/5/31		65,000	54,609
Constellation Brands, Inc.
5.000%, 2/2/26		15,000	14,913
4.350%, 5/9/27		100,000	97,307
Diageo Capital plc 2.375%, 10/24/29		200,000	172,409
Keurig Dr Pepper, Inc. 3.950%, 4/15/29		100,000	94,106
Molson Coors Beverage Co. 3.000%, 7/15/26		100,000	93,322
PepsiCo, Inc.
2.750%, 4/30/25		75,000	71,622
3.000%, 10/15/27		100,000	93,962
2.750%, 3/19/30		200,000	179,543

			1,827,709

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp. 1.600%, 4/20/30		200,000	166,408
Dollar General Corp. 4.150%, 11/1/25		75,000	72,600
Dollar Tree, Inc. 4.000%, 5/15/25		100,000	96,887
Kroger Co. (The)
2.650%, 10/15/26 (x)		50,000	46,285
4.500%, 1/15/29		25,000	24,216
Sysco Corp. 3.250%, 7/15/27		50,000	46,637
Target Corp.
3.375%, 4/15/29		100,000	93,701
4.500%, 9/15/32		50,000	48,826
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		50,000	48,683
3.450%, 6/1/26		75,000	70,284
Walmart, Inc.
2.650%, 12/15/24		50,000	48,230
3.050%, 7/8/26		40,000	38,210
3.250%, 7/8/29		200,000	186,775
2.375%, 9/24/29		3,000	2,647
1.800%, 9/22/31		15,000	12,421

			1,002,810

Food Products (0.1%)
Archer-Daniels-Midland Co. 2.500%, 8/11/26		50,000	46,735
Bunge Ltd. Finance Corp. 2.750%, 5/14/31		25,000	20,849
Campbell Soup Co. 4.150%, 3/15/28		25,000	23,898
Conagra Brands, Inc. 4.850%, 11/1/28		225,000	218,930
General Mills, Inc. 4.200%, 4/17/28		215,000	208,567
Hormel Foods Corp. 1.700%, 6/3/28		70,000	60,775
J M Smucker Co. (The) 2.375%, 3/15/30 (x)		15,000	12,746
JBS USA LUX SA 5.125%, 2/1/28§		100,000	95,776
Mondelez International, Inc. 2.750%, 4/13/30		200,000	175,071
Unilever Capital Corp. 2.900%, 5/5/27		100,000	93,385

			956,732

Household Products (0.0%)†
Clorox Co. (The) 1.800%, 5/15/30		15,000	12,220
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,655
3.200%, 4/25/29		50,000	46,276
2.000%, 11/2/31		25,000	20,535
Procter & Gamble Co. (The)
0.550%, 10/29/25 (x)		50,000	45,347
1.200%, 10/29/30		50,000	40,255

			174,288

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24		10,000	9,529
1.950%, 3/15/31(x)		45,000	36,862
Haleon US Capital LLC 3.375%, 3/24/27		250,000	233,860

			280,251

Tobacco (0.3%)
Altria Group, Inc.
4.800%, 2/14/29		40,000	38,814
3.125%, 6/15/31	EUR	300,000	281,379
5.800%, 2/14/39 (x)		$90,000	87,803
4.500%, 5/2/43		28,000	22,088
BAT Capital Corp.
3.222%, 8/15/24		50,000	48,515
3.557%, 8/15/27		100,000	91,658
2.259%, 3/25/28		225,000	192,329
4.540%, 8/15/47		86,000	63,096
4.758%, 9/6/49		63,000	47,351
3.984%, 9/25/50		33,000	22,217
Imperial Brands Finance plc 3.125%, 7/26/24§		500,000	484,543
Philip Morris International, Inc.
3.250%, 11/10/24 (x)		150,000	145,583
5.125%, 11/17/27		197,000	197,109
5.375%, 2/15/33		200,000	199,512
1.450%, 8/1/39	EUR	125,000	83,386
Reynolds American, Inc. 5.850%, 8/15/45		$69,000	61,387

			2,066,770

Total Consumer Staples			6,308,560

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC 3.337%, 12/15/27		100,000	92,356
Halliburton Co. 3.800%, 11/15/25		2,000	1,930

See Notes to Financial Statements.

1345

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 (h)(m)		$206,166	$99,990
7.350%, 12/1/26 (h)§		513	249
Odebrecht Offshore Drilling Finance Ltd.
7.720%, 12/1/26 (h)§		625,376	122,117
Odebrecht Oil & Gas Finance Ltd. (Zero Coupon), 7/31/23 (y)§		163,662	409
Schlumberger Finance Canada Ltd. 1.400%, 9/17/25 (x)		25,000	22,978
Schlumberger Investment SA 2.650%, 6/26/30		200,000	174,580

			514,609

Oil, Gas & Consumable Fuels (1.7%)
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	19,137
3.400%, 2/15/31		500,000	428,450
BP Capital Markets America, Inc.
3.588%, 4/14/27		100,000	95,631
4.234%, 11/6/28		200,000	193,536
4.812%, 2/13/33		448,000	441,149
BP Capital Markets plc
3.279%, 9/19/27		50,000	47,007
Cameron LNG LLC
3.402%, 1/15/38§		363,000	310,314
Cenovus Energy, Inc. 6.750%, 11/15/39		249,000	260,235
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		51,000	50,781
5.125%, 6/30/27		668,000	653,786
3.700%, 11/15/29		532,000	481,181
2.742%, 12/31/39		126,000	98,955
Cheniere Energy Partners LP 5.950%, 6/30/33§		50,000	50,209
Chevron Corp. 2.954%, 5/16/26		50,000	47,554
Chevron USA, Inc. 0.687%, 8/12/25		65,000	59,285
ConocoPhillips Co. 6.950%, 4/15/29		200,000	219,772
Continental Resources, Inc. 5.750%, 1/15/31§		700,000	664,054
Coterra Energy, Inc. 4.375%, 3/15/29		100,000	93,838
Devon Energy Corp.
8.250%, 8/1/23		21,000	21,005
4.750%, 5/15/42		160,000	134,508
Diamondback Energy, Inc.
3.250%, 12/1/26		540,000	513,013
3.500%, 12/1/29		1,102,000	984,920
3.125%, 3/24/31		46,000	39,287
Ecopetrol SA
5.875%, 9/18/23		8,000	7,972
8.625%, 1/19/29		59,000	59,030
6.875%, 4/29/30		25,000	22,691
8.875%, 1/13/33		41,000	40,417
Enbridge, Inc.
3.700%, 7/15/27		50,000	47,030
2.500%, 8/1/33		137,000	106,650
Energy Transfer LP
4.050%, 3/15/25		100,000	97,090
2.900%, 5/15/25		100,000	94,822
5.550%, 2/15/28		25,000	24,916
3.750%, 5/15/30		100,000	90,015
5.000%, 5/15/50		700,000	588,980
Enterprise Products Operating LLC
3.700%, 2/15/26		100,000	96,398
2.800%, 1/31/30		30,000	26,251
EOG Resources, Inc. 4.375%, 4/15/30		200,000	195,379
EQT Corp.
3.125%, 5/15/26§		141,000	129,637
3.900%, 10/1/27		46,000	42,381
5.700%, 4/1/28		62,000	61,217
3.625%, 5/15/31§		173,000	148,150
Equinor ASA
1.750%, 1/22/26		55,000	50,649
3.625%, 9/10/28		100,000	95,151
Exxon Mobil Corp.
2.019%, 8/16/24		50,000	48,183
3.043%, 3/1/26		50,000	47,747
2.275%, 8/16/26		200,000	185,325
Kinder Morgan Energy Partners LP
4.250%, 9/1/24		75,000	73,463
Kinder Morgan, Inc.
5.625%, 11/15/23§		300,000	298,782
5.300%, 12/1/34		230,000	220,359
5.550%, 6/1/45		125,000	114,447
Magellan Midstream Partners LP 3.250%, 6/1/30		15,000	13,166
Marathon Petroleum Corp.
5.125%, 12/15/26		100,000	98,647
3.800%, 4/1/28		15,000	13,919
MPLX LP
4.000%, 2/15/25		100,000	96,707
4.000%, 3/15/28		200,000	188,046
NGPL PipeCo LLC
4.875%, 8/15/27§		149,000	140,946
3.250%, 7/15/31§		529,000	436,575
Northwest Pipeline LLC 4.000%, 4/1/27		282,000	263,957
Occidental Petroleum Corp.
7.875%, 9/15/31		89,000	99,039
6.450%, 9/15/36		51,000	52,241
ONEOK, Inc.
5.850%, 1/15/26		65,000	65,241
4.350%, 3/15/29		50,000	46,537
Ovintiv, Inc. 5.650%, 5/15/28		35,000	34,363
Petroleos Mexicanos
4.875%, 1/18/24		20,000	19,573
6.875%, 8/4/26		88,000	81,730
8.750%, 6/2/29		28,000	25,106
6.700%, 2/16/32		18,000	13,661
10.000%, 2/7/33 (x)§		200,000	182,250
6.350%, 2/12/48 (x)		29,000	17,427
Series 13-2 7.190%, 9/12/24	MXN	503,000	27,229

See Notes to Financial Statements.

1346

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Phillips 66 Co. 3.550%, 10/1/26		$25,000	$23,436
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	198,622
1.900%, 8/15/30		50,000	40,354
Plains All American Pipeline LP 4.500%, 12/15/26		50,000	48,341
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§		74,325	74,980
Sabine Pass Liquefaction LLC
5.750%, 5/15/24		342,000	341,108
5.625%, 3/1/25		306,000	304,466
5.875%, 6/30/26		687,000	692,141
4.200%, 3/15/28		200,000	189,268
Targa Resources Corp.
5.200%, 7/1/27		272,000	266,553
4.200%, 2/1/33		424,000	373,628
6.125%, 3/15/33		200,000	203,879
6.500%, 2/15/53		39,000	39,454
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	93,021
TransCanada PipeLines Ltd. 4.250%, 5/15/28		100,000	95,098
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		168,000	175,744
4.000%, 3/15/28		531,000	498,842
Valero Energy Corp. 4.000%, 4/1/29		65,000	60,956
Western Midstream Operating LP 6.150%, 4/1/33 (x)		20,000	19,944
Williams Cos., Inc. (The) 2.600%, 3/15/31		65,000	53,600

			14,630,534

Total Energy			15,145,143

Financials (8.4%)
Banks (4.6%)
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(k)(m)	EUR	900,000	235,699
Banco Santander SA 2.749%, 12/3/30		$200,000	156,020
Bank of America Corp.
4.000%, 1/22/25		75,000	72,926
(SOFR + 0.91%), 0.981%, 9/25/25 (k)		50,000	46,853
(CME Term SOFR 3 Month + 0.90%), 2.015%, 2/13/26 (k)		100,000	93,651
3.500%, 4/19/26		125,000	119,660
(EURIBOR 3 Month + 1.00%), 4.587%, 9/22/26 (k)(m)	EUR	600,000	652,691
(SOFR + 1.01%), 1.197%, 10/24/26 (k)		$50,000	44,930
(SOFR + 1.29%), 5.080%, 1/20/27 (k)		150,000	148,090
(SOFR + 0.96%), 1.734%, 7/22/27 (k)		250,000	222,160
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		125,000	116,874
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		150,000	143,884
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)		97,000	88,615
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)		236,000	220,492
(SOFR + 1.63%), 5.202%, 4/25/29 (k)		304,000	300,775
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		567,000	482,142
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)		50,000	47,218
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30 (k)		428,000	394,420
(SOFR + 1.37%), 1.922%, 10/24/31 (k)		300,000	236,015
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		250,000	206,930
(SOFR + 1.21%), 2.572%, 10/20/32 (k)		100,000	81,149
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		930,000	771,695
(SOFR + 1.83%), 4.571%, 4/27/33 (k)		99,000	92,663
(SOFR + 1.91%), 5.288%, 4/25/34 (k)		33,000	32,691
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)		200,000	170,608
Series L 3.950%, 4/21/25		100,000	96,890
Series N (SOFR + 1.22%), 2.651%, 3/11/32 (k)		100,000	82,645
Bank of Montreal
3.700%, 6/7/25 (x)		120,000	115,587
1.250%, 9/15/26		50,000	43,996
(SOFR + 0.60%), 0.949%, 1/22/27 (k)		50,000	44,522
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	96,267
1.300%, 9/15/26		100,000	87,478
5.250%, 6/12/28		100,000	99,132
Barclays plc
3.650%, 3/16/25		200,000	191,710
(SOFR + 2.71%), 2.852%, 5/7/26 (k)		200,000	187,071
3.250%, 2/12/27 (m)	GBP	500,000	555,977
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)		$300,000	312,949

See Notes to Financial Statements.

1347

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	$550,000	$594,951
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	200,000	198,911
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§	700,000	593,634
BPCE SA
4.000%, 9/12/23§	600,000	597,582
Canadian Imperial Bank of Commerce
1.250%, 6/22/26	50,000	44,339
Citigroup, Inc.
4.000%, 8/5/24	50,000	48,988
4.400%, 6/10/25	100,000	96,977
3.400%, 5/1/26	100,000	95,109
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	200,000	177,627
4.450%, 9/29/27	200,000	190,994
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	400,000	367,850
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28 (k)	125,000	116,894
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	150,000	138,067
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	50,000	43,336
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	70,000	56,142
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	100,000	88,102
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	200,000	212,210
Citizens Financial Group, Inc.
2.850%, 7/27/26	100,000	88,622
3.250%, 4/30/30	30,000	24,453
Comerica, Inc.
4.000%, 2/1/29	50,000	41,437
Commonwealth Bank of Australia
5.316%, 3/13/26	400,000	400,656
Cooperatieve Rabobank UA
3.750%, 7/21/26	250,000	232,967
Danske Bank A/S
5.375%, 1/12/24§	500,000	497,067
Fifth Third Bancorp
2.375%, 1/28/25	50,000	46,828
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	60,000	55,164
Fifth Third Bank NA
(United States SOFR Compounded Index + 1.23%), 5.852%, 10/27/25 (k)	400,000	390,145
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.40%), 2.633%, 11/7/25 (k)	200,000	190,139
4.300%, 3/8/26	200,000	192,761
(CME Term SOFR 3 Month + 1.61%), 4.292%, 9/12/26 (k)	200,000	191,740
(SOFR + 3.35%), 7.390%, 11/3/28 (k)	700,000	737,274
4.950%, 3/31/30	400,000	393,165
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	200,000	160,876
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	800,000	815,949
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	35,000	31,849
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	100,000	70,248
JPMorgan Chase & Co.
3.875%, 9/10/24	50,000	48,823
3.900%, 7/15/25	100,000	97,480
(SOFR + 1.07%), 5.546%, 12/15/25 (k)	800,000	795,887
(SOFR + 1.32%), 4.080%, 4/26/26 (k)	100,000	97,204
2.950%, 10/1/26	100,000	93,530
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	200,000	179,281
4.125%, 12/15/26	125,000	120,220
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	40,000	35,304
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28 (k)	125,000	119,079
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	75,000	70,123
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	700,000	621,430
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	55,000	47,133
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	118,000	113,409
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	200,000	171,490
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	250,000	211,221
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	200,000	170,456
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	75,000	62,049
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	65,000	53,062
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	523,000	438,349
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	85,000	80,799
KBC Group NV

See Notes to Financial Statements.

1348

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29 (k)§		$200,000	$198,774
Korea Development Bank (The)
2.125%, 10/1/24		200,000	191,374
Kreditanstalt fuer Wiederaufbau
2.500%, 11/20/24		125,000	120,341
3.125%, 6/10/25		250,000	241,269
0.625%, 1/22/26		135,000	121,691
3.000%, 5/20/27 (x)		180,000	170,620
2.875%, 4/3/28		90,000	84,569
3.875%, 6/15/28		60,000	58,927
0.750%, 9/30/30 (x)		105,000	83,355
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	71,588
0.875%, 3/30/26		20,000	18,061
1.750%, 7/27/26		75,000	68,838
0.875%, 9/3/30		100,000	79,851
Series 37 2.500%, 11/15/27		50,000	46,324
Series 40 0.500%, 5/27/25		30,000	27,572
Lloyds Banking Group plc
3.900%, 3/12/24		300,000	295,182
4.500%, 11/4/24		200,000	194,138
4.000%, 3/7/25	AUD	800,000	512,769
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.579%, 3/7/25 (k)		700,000	464,702
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26 (k)		$200,000	188,356
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)		125,000	113,322
Mitsubishi UFJ Financial Group, Inc.
2.801%, 7/18/24		200,000	193,412
2.193%, 2/25/25		200,000	188,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26 (k)		300,000	298,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)		200,000	175,175
3.741%, 3/7/29		100,000	91,587
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)		200,000	198,861
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)		200,000	197,577
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26 (k)		600,000	556,921
4.018%, 3/5/28 (x)		200,000	187,475
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)(x)		700,000	613,126
Morgan Stanley Bank NA
4.754%, 4/21/26		250,000	246,081
National Australia Bank Ltd.
5.200%, 5/13/25		250,000	249,337
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	396,574
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)		200,000	190,284
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
2.080%, 9/22/31§		$700,000	559,676
Oesterreichische Kontrollbank AG
0.375%, 9/17/25		90,000	81,594
4.625%, 11/3/25		35,000	34,846
4.250%, 3/1/28		75,000	74,687
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.812%, 6/12/26 (k)		150,000	149,154
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	51,920
(SOFR + 1.93%), 5.068%, 1/24/34 (k)(x)		200,000	190,694
Royal Bank of Canada
2.550%, 7/16/24		25,000	24,174
0.650%, 7/29/24		25,000	23,664
4.650%, 1/27/26		75,000	72,875
1.400%, 11/2/26		50,000	44,047
4.240%, 8/3/27 (x)		150,000	144,145
4.900%, 1/12/28 (x)		325,000	319,262
5.000%, 2/1/33		250,000	244,318
Santander Holdings USA, Inc.
3.450%, 6/2/25		50,000	47,084
4.500%, 7/17/25		50,000	48,412
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		375,000	370,654
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)		200,000	174,436
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		700,000	701,206
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	452,430
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29 (k)§		300,000	299,845
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	505,432

See Notes to Financial Statements.

1349

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§	$400,000	$407,796
6.301%, 1/9/29 (x)§	600,000	602,526
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24	700,000	670,519
1.474%, 7/8/25	600,000	549,819
3.784%, 3/9/26	100,000	95,305
1.402%, 9/17/26	200,000	176,082
3.364%, 7/12/27 (x)	100,000	92,739
3.352%, 10/18/27	100,000	92,218
5.520%, 1/13/28	200,000	200,242
3.202%, 9/17/29	50,000	43,648
2.142%, 9/23/30	100,000	79,765
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§	500,000	504,693
Toronto-Dominion Bank (The)
1.150%, 6/12/25 (x)	50,000	45,969
0.750%, 1/6/26	200,000	178,403
1.250%, 9/10/26	50,000	44,057
3.200%, 3/10/32	200,000	171,756
Truist Bank
2.150%, 12/6/24	250,000	235,616
4.050%, 11/3/25	20,000	19,119
Truist Financial Corp.
2.850%, 10/26/24	25,000	23,924
(SOFR + 1.44%), 4.873%, 1/26/29 (k)(x)	40,000	38,395
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	150,000	141,434
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,003,294
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	50,000	47,605
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	100,000	99,966
1.375%, 7/22/30	200,000	152,201
Series V 2.375%, 7/22/26	150,000	136,304
Wells Fargo & Co.
3.000%, 2/19/25	100,000	95,992
3.550%, 9/29/25	100,000	95,796
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26 (k)	165,000	155,364
3.000%, 4/22/26	50,000	46,856
3.000%, 10/23/26	100,000	92,767
4.300%, 7/22/27	100,000	95,956
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)	75,000	69,820
4.150%, 1/24/29	200,000	188,882
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	435,000	368,160
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	700,000	595,382
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	279,000	277,179
Westpac Banking Corp.
1.150%, 6/3/26	50,000	44,498
2.700%, 8/19/26	75,000	69,712
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30 (k)	250,000	232,791

		38,974,632

Capital Markets (2.3%)
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	190,754
Ares Capital Corp.
3.875%, 1/15/26	100,000	92,543
2.875%, 6/15/27	100,000	86,431
Bank of New York Mellon Corp. (The)
2.100%, 10/24/24	100,000	95,383
2.450%, 8/17/26	75,000	68,877
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	50,000	47,840
Series J 1.900%, 1/25/29	50,000	41,728
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	125,000	121,866
BlackRock, Inc.
3.250%, 4/30/29	15,000	13,878
4.750%, 5/25/33	65,000	63,833
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	42,366
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	46,188
2.724%, 4/15/31	80,000	65,042
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	524,638
Charles Schwab Corp. (The)
3.850%, 5/21/25	50,000	48,059
0.900%, 3/11/26	65,000	57,376
3.300%, 4/1/27	30,000	27,825
2.000%, 3/20/28	200,000	172,362
2.300%, 5/13/31	50,000	39,749
CME Group, Inc.
3.000%, 3/15/25	75,000	72,183
Credit Suisse AG
4.750%, 8/9/24	1,100,000	1,075,250
3.700%, 2/21/25	500,000	477,500
2.950%, 4/9/25	500,000	469,375
7.500%, 2/15/28	250,000	265,767
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	950,000	905,988
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	700,000	620,921
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	300,000	259,554
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	149,954
FactSet Research Systems, Inc.
3.450%, 3/1/32 (x)	189,000	160,287
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	40,679

See Notes to Financial Statements.

1350

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.657%, 9/10/24 (k)	$394,000	$389,688
3.500%, 1/23/25	100,000	96,539
3.750%, 5/22/25	100,000	96,425
3.500%, 11/16/26	65,000	60,894
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	300,000	262,706
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	110,000	97,650
(ICE LIBOR USD 3 Month + 1.75%), 7.023%, 10/28/27 (k)	600,000	610,000
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	65,000	61,089
3.800%, 3/15/30	500,000	461,577
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	272,000	213,514
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	107,000	87,427
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	255,000	203,644
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	329,000	267,077
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	12,930
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	29,105
JAB Holdings BV
2.200%, 11/23/30§	600,000	470,902
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	77,133
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)	5,000,000	2,000
Series 1 0.000%, 12/30/16 (h)	10,200,000	3,060
Moody’s Corp.
4.250%, 2/1/29	269,000	258,412
2.000%, 8/19/31	100,000	80,365
Morgan Stanley
3.700%, 10/23/24	100,000	97,632
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	15,000	14,465
4.000%, 7/23/25	80,000	77,679
3.875%, 1/27/26	65,000	62,617
(SOFR + 0.94%), 2.630%, 2/18/26 (k)	50,000	47,423
3.125%, 7/27/26	125,000	116,901
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	150,000	133,388
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	95,000	85,054
+ 1.34%), 3.591%, 7/22/28 (k)	100,000	92,333
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	1,694,000	1,672,906
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	150,000	142,593
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	489,000	415,773
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	326,000	252,094
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	356,000	281,913
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	335,000	269,595
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	227,000	241,463
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	561,000	552,910
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	150,000	113,817
Morgan Stanley Domestic Holdings, Inc.
4.500%, 6/20/28	25,000	24,077
MSCI, Inc.
3.875%, 2/15/31§	144,000	124,380
3.250%, 8/15/33§	105,000	84,021
Nasdaq, Inc.
3.850%, 6/30/26	100,000	96,040
5.350%, 6/28/28	200,000	199,453
5.550%, 2/15/34	166,000	166,544
6.100%, 6/28/63	81,000	82,746
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	757,002
5.709%, 1/9/26	500,000	493,721
6.181%, 1/18/33 (x)	200,000	205,071
Northern Trust Corp.
4.000%, 5/10/27	35,000	33,738
3.150%, 5/3/29	25,000	22,576
Owl Rock Capital Corp.
3.400%, 7/15/26	50,000	44,251
2.875%, 6/11/28	25,000	20,296
OWL Rock Core Income Corp.
7.950%, 6/13/28§	100,000	100,140
Prospect Capital Corp.
3.437%, 10/15/28 (x)	25,000	19,247
S&P Global, Inc.
1.250%, 8/15/30	25,000	19,658
State Street Corp.
Series H
(CME Term SOFR 3 Month + 2.80%), 5.625%, 12/15/23 (k)(y)	124,000	115,320
UBS Group AG
4.550%, 4/17/26	500,000	480,422
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§	300,000	297,240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.364%, 1/30/27 (k)§	200,000	174,951
(SOFR + 3.92%), 6.537%, 8/12/33 (k)§	250,000	255,792
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34 (k)§	400,000	394,764

		19,068,339

See Notes to Financial Statements.

1351

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (0.8%)
AerCap Ireland Capital DAC
2.875%, 8/14/24		$200,000	$192,144
1.650%, 10/29/24		150,000	140,902
6.500%, 7/15/25		250,000	251,346
2.450%, 10/29/26		150,000	133,233
Ally Financial, Inc.
5.800%, 5/1/25		200,000	196,582
2.200%, 11/2/28		700,000	559,491
American Express Co.
3.000%, 10/30/24		25,000	24,119
4.900%, 2/13/26		45,000	44,531
3.300%, 5/3/27		265,000	247,235
American Honda Finance Corp.
0.750%, 8/9/24		65,000	61,646
2.150%, 9/10/24		100,000	96,062
5.000%, 5/23/25		500,000	496,481
2.000%, 3/24/28		10,000	8,734
Capital One Financial Corp.
4.200%, 10/29/25		250,000	238,904
3.800%, 1/31/28 (x)		200,000	183,888
(SOFR + 2.60%), 5.817%, 2/1/34 (k)		163,000	154,617
(SOFR + 2.86%), 6.377%, 6/8/34 (k)		55,000	54,424
Caterpillar Financial Services Corp.
2.150%, 11/8/24		50,000	47,903
0.800%, 11/13/25		60,000	54,226
0.900%, 3/2/26		100,000	89,862
1.100%, 9/14/27		50,000	43,000
Discover Financial Services
3.950%, 11/6/24		75,000	72,386
4.100%, 2/9/27		40,000	37,171
ECMC Group Student Loan Trust
5.700%, 4/1/28 (r)		85,000	—
Ford Motor Credit Co. LLC
5.125%, 6/16/25		700,000	678,090
General Motors Financial Co., Inc.
1.200%, 10/15/24		25,000	23,515
3.500%, 11/7/24		50,000	48,303
4.000%, 1/15/25		75,000	72,752
5.250%, 3/1/26		50,000	49,175
5.800%, 6/23/28		215,000	214,245
4.300%, 4/6/29 (x)		50,000	45,820
3.600%, 6/21/30		50,000	43,157
John Deere Capital Corp.
0.625%, 9/10/24		30,000	28,335
4.750%, 6/8/26		200,000	199,615
1.050%, 6/17/26		50,000	44,821
3.350%, 4/18/29		200,000	185,595
3.900%, 6/7/32		10,000	9,410
LeasePlan Corp. NV
2.875%, 10/24/24§		600,000	570,681
PACCAR Financial Corp.
4.950%, 10/3/25		25,000	24,896
Synchrony Financial
4.250%, 8/15/24		37,000	35,423
4.875%, 6/13/25		15,000	14,245
3.700%, 8/4/26		50,000	44,704
Toyota Motor Credit Corp.
(SOFR + 0.75%), 5.810%, 12/11/23 (k)		300,000	300,391
0.800%, 10/16/25		50,000	45,392
1.125%, 6/18/26		35,000	31,212
3.200%, 1/11/27		100,000	94,233
4.625%, 1/12/28 (x)		65,000	64,337
1.900%, 4/6/28		100,000	87,612
3.375%, 4/1/30		200,000	183,887

			6,568,733

Financial Services (0.3%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26		35,000	33,593
Block Financial LLC
2.500%, 7/15/28		10,000	8,517
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	172,755
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 8.122%, 1/28/29 (k)(m)	EUR	600,000	646,536
Fidelity National Information Services, Inc.
4.700%, 7/15/27		$50,000	48,573
2.250%, 3/1/31		50,000	39,856
Fiserv, Inc.
2.750%, 7/1/24		100,000	97,038
3.500%, 7/1/29		245,000	223,103
Global Payments, Inc.
4.950%, 8/15/27		283,000	274,606
3.200%, 8/15/29		314,000	272,808
5.300%, 8/15/29		225,000	218,377
2.900%, 5/15/30		86,000	72,624
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	2	—
Mastercard, Inc.
2.000%, 3/3/25		$50,000	47,523
2.950%, 11/21/26		50,000	47,180
2.000%, 11/18/31		100,000	82,094
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		100,000	96,049
1.000%, 6/15/26		50,000	44,195
4.800%, 3/15/28		15,000	14,823
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	92,819
3.900%, 6/1/27		20,000	19,325
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)	DKK	1	—
Shell International Finance BV
2.875%, 5/10/26		$50,000	47,613
2.500%, 9/12/26		50,000	46,538
2.375%, 11/7/29		50,000	43,717
Visa, Inc.
3.150%, 12/14/25		100,000	95,855
0.750%, 8/15/27		45,000	38,963
2.050%, 4/15/30		65,000	55,601
Voya Financial, Inc.
3.650%, 6/15/26		50,000	47,100

			2,927,781

See Notes to Financial Statements.

1352

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.4%)
American International Group, Inc. 2.500%, 6/30/25	$34,000	$31,975
Aon Corp.
4.500%, 12/15/28	46,000	44,209
2.800%, 5/15/30	121,000	104,309
2.050%, 8/23/31	100,000	79,223
5.350%, 2/28/33	241,000	241,931
Assurant, Inc. 2.650%, 1/15/32	50,000	37,365
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27 (x)	50,000	46,278
1.450%, 10/15/30 (x)	40,000	32,567
Brighthouse Financial, Inc. 3.700%, 6/22/27	50,000	45,900
Brown & Brown, Inc. 4.200%, 3/17/32	35,000	31,382
Chubb INA Holdings, Inc. 3.350%, 5/3/26	75,000	71,966
CNA Financial Corp. 2.050%, 8/15/30	20,000	15,976
Fairfax Financial Holdings Ltd. 4.625%, 4/29/30	25,000	23,233
GA Global Funding Trust 1.250%, 12/8/23 §	700,000	682,621
Globe Life, Inc. 2.150%, 8/15/30	50,000	39,747
Hanover Insurance Group, Inc. (The) 4.500%, 4/15/26	50,000	48,331
Jackson National Life Global Funding (SOFR + 1.15%), 6.211%, 6/28/24 (k)§	350,000	350,217
Kemper Corp.
2.400%, 9/30/30	25,000	19,431
Lincoln National Corp.
3.400%, 3/1/32 (x)	50,000	40,097
Loews Corp.
3.750%, 4/1/26	50,000	48,192
Markel Group, Inc.
3.500%, 11/1/27	25,000	23,215
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	10,000	9,717
5.450%, 3/15/53	90,000	91,287
MetLife, Inc. 4.550%, 3/23/30	200,000	194,938
Principal Financial Group, Inc. 3.700%, 5/15/29	10,000	9,137
Protective Life Global Funding 5.209%, 4/14/26§	300,000	295,254
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	70,000	63,826
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	200,000	178,607
Reinsurance Group of America, Inc.
3.900%, 5/15/29	10,000	9,066
3.150%, 6/15/30	20,000	17,121
RenaissanceRe Holdings Ltd. 3.600%, 4/15/29	50,000	44,595
Trinity Acquisition plc 4.400%, 3/15/26	50,000	48,212

		3,019,925

Total Financials		70,559,410

Health Care (1.3%)
Biotechnology (0.4%)
AbbVie, Inc.
2.600%, 11/21/24	50,000	47,975
3.600%, 5/14/25	175,000	169,200
4.550%, 3/15/35	64,000	60,514
4.500%, 5/14/35	259,000	244,130
Amgen, Inc.
5.150%, 3/2/28	250,000	249,481
4.050%, 8/18/29	44,000	41,487
2.450%, 2/21/30	200,000	170,838
5.250%, 3/2/30	466,000	466,762
5.250%, 3/2/33	195,000	194,361
5.600%, 3/2/43	300,000	298,377
4.400%, 2/22/62	172,000	140,494
5.750%, 3/2/63	136,000	138,015
Baxalta, Inc.
4.000%, 6/23/25	38,000	36,831
Gilead Sciences, Inc.
3.650%, 3/1/26	125,000	120,058
2.600%, 10/1/40	232,000	167,012
4.150%, 3/1/47	132,000	113,865
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	900,000	718,077

		3,377,477

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.950%, 3/15/25	100,000	96,508
3.750%, 11/30/26	28,000	27,265
Baxter International, Inc.
1.915%, 2/1/27	100,000	88,858
Becton Dickinson & Co.
3.700%, 6/6/27	33,000	31,332
4.693%, 2/13/28	40,000	39,387
2.823%, 5/20/30	35,000	30,543
Stryker Corp.
3.500%, 3/15/26	50,000	47,824
1.950%, 6/15/30	200,000	166,703

		528,420

Health Care Providers & Services (0.5%)
AmerisourceBergen Corp. 3.450%, 12/15/27	50,000	46,703
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	48,352
3.410%, 6/15/27	75,000	70,464
Centene Corp.
4.625%, 12/15/29	300,000	276,117
3.000%, 10/15/30 (x)	198,000	164,502
Cigna Group (The) 4.375%, 10/15/28	340,000	328,406
CVS Health Corp.
3.375%, 8/12/24	75,000	73,077
3.875%, 7/20/25	80,000	77,763

See Notes to Financial Statements.

1353

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
1.300%, 8/21/27	$65,000	$55,779
4.300%, 3/25/28	55,000	52,920
5.000%, 1/30/29	20,000	19,818
3.250%, 8/15/29	200,000	179,030
Elevance Health, Inc.
3.650%, 12/1/27	200,000	188,725
3.600%, 3/15/51	130,000	99,143
HCA, Inc.
5.250%, 4/15/25	20,000	19,721
5.250%, 6/15/26	25,000	24,715
4.500%, 2/15/27	20,000	19,276
5.200%, 6/1/28	100,000	99,169
4.125%, 6/15/29	20,000	18,494
3.500%, 9/1/30	570,000	499,320
2.375%, 7/15/31	100,000	79,125
5.500%, 6/1/33	200,000	199,336
Humana, Inc.
3.850%, 10/1/24	50,000	49,042
1.350%, 2/3/27	25,000	21,722
3.700%, 3/23/29	20,000	18,273
Laboratory Corp. of America Holdings
3.600%, 2/1/25	200,000	193,168
McKesson Corp. 1.300%, 8/15/26	40,000	35,380
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	28,537
UnitedHealth Group, Inc.
2.375%, 8/15/24	70,000	67,566
3.750%, 7/15/25	75,000	72,910
1.150%, 5/15/26	100,000	90,247
3.450%, 1/15/27	50,000	47,384
2.950%, 10/15/27	100,000	92,642
5.250%, 2/15/28	35,000	35,663
4.250%, 1/15/29	600,000	581,622
3.250%, 5/15/51	246,000	181,878
4.950%, 5/15/62	102,000	97,560

		4,253,549

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc. 3.050%, 9/22/26	60,000	56,295
Revvity, Inc.
3.300%, 9/15/29 (x)	15,000	13,294
2.250%, 9/15/31	35,000	28,004
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	75,000	70,898
4.800%, 11/21/27	20,000	20,047
1.750%, 10/15/28	35,000	30,081

		218,619

Pharmaceuticals (0.3%)
AstraZeneca plc
3.125%, 6/12/27	75,000	70,364
1.375%, 8/6/30	200,000	160,342
Bayer US Finance II LLC 4.250%, 12/15/25§	600,000	577,815
Bristol-Myers Squibb Co.
2.900%, 7/26/24	99,000	96,396
3.200%, 6/15/26	25,000	23,912
3.900%, 2/20/28	50,000	48,415
3.400%, 7/26/29	62,000	57,454
Eli Lilly and Co. 3.375%, 3/15/29	13,000	12,210
Johnson & Johnson
0.550%, 9/1/25	100,000	91,231
2.450%, 3/1/26	125,000	117,899
Merck & Co., Inc.
2.750%, 2/10/25	50,000	48,177
3.400%, 3/7/29	100,000	93,451
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	80,000	78,956
4.450%, 5/19/28	200,000	196,475
4.750%, 5/19/33	105,000	104,650
5.300%, 5/19/53	145,000	150,643
5.340%, 5/19/63	264,000	265,843
Pfizer, Inc.
2.750%, 6/3/26	50,000	47,203
3.600%, 9/15/28	25,000	23,901
Royalty Pharma plc
1.200%, 9/2/25	70,000	63,087
Sanofi 3.625%, 6/19/28	25,000	24,039
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	46,886
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	165,693
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	50,000	47,448
Viatris, Inc. 2.700%, 6/22/30	200,000	161,415
Zoetis, Inc.
3.000%, 9/12/27	50,000	46,515
2.000%, 5/15/30	50,000	41,525

		2,861,945

Total Health Care		11,240,010

Industrials (1.4%)
Aerospace & Defense (0.7%)
BAE Systems plc 3.400%, 4/15/30§	264,000	238,566
Boeing Co. (The)
4.875%, 5/1/25	155,000	152,607
2.196%, 2/4/26	100,000	91,711
2.700%, 2/1/27 (x)	75,000	68,410
5.040%, 5/1/27	100,000	98,725
3.450%, 11/1/28	425,000	382,823
5.150%, 5/1/30	100,000	99,029
5.930%, 5/1/60	438,000	428,226
General Dynamics Corp. 3.625%, 4/1/30	200,000	188,434
Huntington Ingalls Industries, Inc.
3.483%, 12/1/27	192,000	175,410
2.043%, 8/16/28	920,000	770,020
L3Harris Technologies, Inc.
4.400%, 6/15/28	123,000	117,829
1.800%, 1/15/31	202,000	159,806
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	25,210
4.450%, 5/15/28	35,000	34,445
4.750%, 2/15/34	110,000	109,648
3.600%, 3/1/35	164,000	145,667

See Notes to Financial Statements.

1354

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
2.930%, 1/15/25	$100,000	$96,063
4.700%, 3/15/33	120,000	117,364
4.030%, 10/15/47	245,000	208,657
4.950%, 3/15/53	369,000	357,136
Raytheon Technologies Corp.
3.125%, 5/4/27 (x)	100,000	93,324
7.000%, 11/1/28	143,000	151,826
4.125%, 11/16/28	389,000	373,333
2.250%, 7/1/30	164,000	137,633
3.030%, 3/15/52	464,000	325,114
5.375%, 2/27/53	171,000	176,753
Spirit AeroSystems, Inc. 4.600%, 6/15/28	500,000	418,125
Textron, Inc.
4.000%, 3/15/26	25,000	24,143
3.900%, 9/17/29	197,000	180,529

		5,946,566

Air Freight & Logistics (0.0%)†
FedEx Corp. 4.200%, 10/17/28	100,000	95,920
United Parcel Service, Inc. 2.400%, 11/15/26	50,000	46,313

		142,233

Building Products (0.1%)
Carrier Global Corp.
2.242%, 2/15/25	35,000	33,107
2.722%, 2/15/30	250,000	214,477
Fortune Brands Innovations, Inc. 3.250%, 9/15/29	50,000	43,515
Johnson Controls International plc 2.000%, 9/16/31	30,000	23,853
Masco Corp. 2.000%, 10/1/30	25,000	19,681
Owens Corning
3.950%, 8/15/29	100,000	92,833
3.875%, 6/1/30	278,000	253,415

		680,881

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2 3.700%, 4/1/27	100,000	96,274
RELX Capital, Inc. 4.750%, 5/20/32	20,000	19,425
Republic Services, Inc.
2.500%, 8/15/24	100,000	96,458
3.375%, 11/15/27	15,000	14,089
Waste Management, Inc.
3.150%, 11/15/27	50,000	46,788
4.150%, 4/15/32 (x)	50,000	47,539

		320,573

Construction & Engineering (0.0%)†
Quanta Services, Inc. 0.950%, 10/1/24	10,000	9,381

Electrical Equipment (0.0%)†
Emerson Electric Co. 1.800%, 10/15/27	25,000	22,104
Regal Rexnord Corp. 6.400%, 4/15/33§	125,000	124,206
Rockwell Automation, Inc. 2.875%, 3/1/25	75,000	71,984

		218,294

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	48,753
3.300%, 9/15/51	67,000	49,779
2.875%, 6/15/52	133,000	90,597
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	16,784
CSX Corp.
3.350%, 9/15/49	135,000	98,831
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	32,768
3.800%, 8/1/28	25,000	23,628
2.300%, 5/15/31 (x)	25,000	20,747
3.050%, 5/15/50	35,000	24,009
2.900%, 8/25/51	317,000	209,077
Ryder System, Inc.
4.625%, 6/1/25	200,000	195,509
5.250%, 6/1/28	281,000	277,668
Union Pacific Corp.
3.250%, 8/15/25	100,000	96,135
4.750%, 2/21/26	65,000	64,489
2.375%, 5/20/31	10,000	8,451
3.839%, 3/20/60	119,000	93,678
2.973%, 9/16/62	122,000	78,446

		1,429,349

Industrial Conglomerates (0.0%)†
3M Co. 2.875%, 10/15/27 (x)	75,000	68,550
Honeywell International, Inc.
2.300%, 8/15/24	100,000	96,630
1.350%, 6/1/25	15,000	13,981

		179,161

Machinery (0.2%)
CNH Industrial Capital LLC
4.200%, 1/15/24	944,000	934,495
1.875%, 1/15/26	25,000	22,568
Cummins, Inc. 0.750%, 9/1/25	10,000	9,063
Dover Corp. 3.150%, 11/15/25	50,000	47,255
Illinois Tool Works, Inc. 2.650%, 11/15/26 (x)	50,000	46,770
Parker-Hannifin Corp. 3.250%, 3/1/27	100,000	93,772
Westinghouse Air Brake Technologies Corp. 3.200%, 6/15/25	600,000	568,060

		1,721,983

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	75,000	74,035
5.125%, 6/15/27	50,000	49,554

		123,589

See Notes to Financial Statements.

1355

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Professional Services (0.0%)†
Automatic Data Processing, Inc. 1.700%, 5/15/28	$20,000	$17,524
Broadridge Financial Solutions, Inc. 2.600%, 5/1/31	100,000	81,721
Equifax, Inc. 5.100%, 6/1/28	100,000	98,562
Thomson Reuters Corp. 3.350%, 5/15/26	30,000	28,456
Verisk Analytics, Inc. 4.125%, 3/15/29	25,000	23,725

		249,988

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	100,000	94,252
5.300%, 2/1/28	100,000	98,171
3.000%, 2/1/30	50,000	41,161
Aviation Capital Group LLC 3.500%, 11/1/27§	700,000	620,245
GATX Corp. 3.250%, 9/15/26	50,000	46,148

		899,977

Total Industrials		11,921,975

Information Technology (1.5%)
Communications Equipment (0.1%)
Cisco Systems, Inc. 2.500%, 9/20/26	50,000	46,770
Juniper Networks, Inc. 2.000%, 12/10/30	45,000	34,871
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	48,399
2.750%, 5/24/31	232,000	189,820
5.500%, 9/1/44 (x)	105,000	98,591

		418,451

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc. 3.550%, 10/1/27	50,000	46,125
Amphenol Corp. 2.200%, 9/15/31	60,000	48,720
Arrow Electronics, Inc. 3.250%, 9/8/24	50,000	48,287
CDW LLC 2.670%, 12/1/26	70,000	62,475
Jabil, Inc. 3.950%, 1/12/28	100,000	93,003
Keysight Technologies, Inc. 4.600%, 4/6/27	75,000	73,706
Tyco Electronics Group SA 4.500%, 2/13/26	30,000	29,528

		401,844

IT Services (0.0%)†
DXC Technology Co. 1.800%, 9/15/26	50,000	43,420
International Business Machines Corp.
3.450%, 2/19/26	100,000	95,731
3.500%, 5/15/29	200,000	184,442

		323,593

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc. 3.450%, 6/15/27§	25,000	23,673
Applied Materials, Inc. 1.750%, 6/1/30	30,000	24,868
Broadcom Corp. 3.875%, 1/15/27	100,000	95,224
Broadcom, Inc.
3.150%, 11/15/25	40,000	37,947
3.459%, 9/15/26	26,000	24,521
4.110%, 9/15/28	106,000	100,166
4.750%, 4/15/29	100,000	96,136
2.450%, 2/15/31§	300,000	243,583
4.150%, 4/15/32§	200,000	179,989
3.469%, 4/15/34§	1,191,000	972,334
3.137%, 11/15/35§	100,000	76,306
3.187%, 11/15/36§	500,000	375,978
4.926%, 5/15/37§	412,000	371,593
Intel Corp.
3.700%, 7/29/25	100,000	96,989
3.750%, 8/5/27	100,000	95,541
2.450%, 11/15/29	20,000	17,221
5.125%, 2/10/30	400,000	401,652
4.150%, 8/5/32 (x)	100,000	94,995
5.200%, 2/10/33	200,000	201,843
3.734%, 12/8/47	217,000	168,706
KLA Corp.
4.650%, 11/1/24	50,000	49,365
3.300%, 3/1/50	27,000	20,241
5.250%, 7/15/62	139,000	140,567
Lam Research Corp.
3.750%, 3/15/26	50,000	48,524
4.000%, 3/15/29	30,000	28,889
Micron Technology, Inc.
4.185%, 2/15/27	25,000	23,881
5.375%, 4/15/28	100,000	98,980
NVIDIA Corp.
2.000%, 6/15/31	50,000	41,766
NXP BV
3.875%, 6/18/26	800,000	768,344
4.400%, 6/1/27	40,000	38,574
4.300%, 6/18/29	140,000	131,422
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	70,984
2.150%, 5/20/30	100,000	85,659
4.500%, 5/20/52	124,000	112,605
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	14,079
2.250%, 9/4/29	30,000	26,122
4.900%, 3/14/33	50,000	51,010

		5,450,277

Software (0.5%)
Adobe, Inc. 1.900%, 2/1/25	30,000	28,482
Microsoft Corp.
2.700%, 2/12/25	75,000	72,278
2.400%, 8/8/26	100,000	93,865
3.300%, 2/6/27	100,000	96,166

See Notes to Financial Statements.

1356

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Open Text Corp. 6.900%, 12/1/27§	$700,000	$710,500
Oracle Corp.
2.400%, 9/15/23	300,000	298,013
3.400%, 7/8/24	75,000	73,050
2.950%, 11/15/24	75,000	72,261
2.950%, 5/15/25	100,000	95,348
1.650%, 3/25/26	25,000	22,696
2.650%, 7/15/26	45,000	41,560
2.300%, 3/25/28	70,000	61,596
4.500%, 5/6/28	35,000	34,027
6.150%, 11/9/29	300,000	312,572
2.875%, 3/25/31	250,000	213,032
4.500%, 7/8/44	559,000	464,687
4.000%, 7/15/46	382,000	291,103
3.600%, 4/1/50	349,000	246,976
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	28,662
1.750%, 2/15/31	200,000	157,764
Salesforce, Inc.
0.625%, 7/15/24	30,000	28,525
1.500%, 7/15/28	35,000	30,066
1.950%, 7/15/31	40,000	32,887
VMware, Inc.
1.400%, 8/15/26	20,000	17,605
3.900%, 8/21/27	100,000	94,838
1.800%, 8/15/28	25,000	20,908
2.200%, 8/15/31	179,000	140,708

		3,780,175

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
1.125%, 5/11/25	100,000	93,190
0.700%, 2/8/26	100,000	90,106
3.250%, 2/23/26	110,000	105,886
3.350%, 2/9/27	50,000	47,951
2.900%, 9/12/27	150,000	140,608
1.650%, 5/11/30	90,000	75,596
1.650%, 2/8/31	100,000	82,711
Dell International LLC
5.850%, 7/15/25	500,000	501,605
6.020%, 6/15/26	140,000	142,013
5.250%, 2/1/28	139,000	138,497
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (e)	50,000	49,172
5.250%, 7/1/28	242,000	239,384
HP, Inc.
2.200%, 6/17/25	100,000	93,703
1.450%, 6/17/26	50,000	44,792
Western Digital Corp.
2.850%, 2/1/29	30,000	23,753

		1,868,967

Total Information Technology		12,243,307

Materials (0.3%)
Chemicals (0.1%)
Air Products and Chemicals, Inc. 4.800%, 3/3/33	50,000	50,236
Ecolab, Inc. 1.650%, 2/1/27	100,000	88,737
Linde, Inc. 4.700%, 12/5/25 (x)	50,000	49,588
LYB International Finance III LLC 5.625%, 5/15/33	200,000	199,061
Nutrien Ltd. 5.950%, 11/7/25 (x)	20,000	20,108
PPG Industries, Inc. 2.800%, 8/15/29	100,000	88,297
RPM International, Inc. 4.550%, 3/1/29	25,000	23,373
Sherwin-Williams Co. (The) 3.450%, 6/1/27	75,000	70,706
Westlake Corp. 3.375%, 6/15/30	30,000	26,034

		616,140

Construction Materials (0.0%)†
Martin Marietta Materials, Inc. 2.400%, 7/15/31 (x)	25,000	20,270
Series CB 2.500%, 3/15/30	35,000	29,470

		49,740

Containers & Packaging (0.0%)†
Amcor Finance USA, Inc. 5.625%, 5/26/33	15,000	14,799
Amcor Flexibles North America, Inc. 2.690%, 5/25/31	35,000	28,464
Avery Dennison Corp. 5.750%, 3/15/33	50,000	50,921
Packaging Corp. of America 3.400%, 12/15/27	35,000	32,542
WRKCo., Inc. 4.000%, 3/15/28	50,000	46,599

		173,325

Metals & Mining (0.2%)
Anglo American Capital plc
4.750%, 4/10/27§	250,000	241,662
5.625%, 4/1/30§	307,000	305,066
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	188,209
Glencore Funding LLC
5.700%, 5/8/33§	144,000	142,303
Newmont Corp.
2.250%, 10/1/30	91,000	74,407
Nucor Corp. 4.300%, 5/23/27	50,000	48,503
Reliance Steel & Aluminum Co. 2.150%, 8/15/30	600,000	488,350
Steel Dynamics, Inc. 2.400%, 6/15/25	15,000	13,998
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	87,764
6.125%, 6/12/33	100,000	100,216

		1,690,478

Paper & Forest Products (0.0%)†
Fibria Overseas Finance Ltd. 5.500%, 1/17/27	25,000	25,012
Suzano Austria GmbH 3.750%, 1/15/31	100,000	84,830

		109,842

Total Materials		2,639,525

See Notes to Financial Statements.

1357

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (1.2%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT) 5.550%, 1/15/28	$50,000	$48,869
GLP Capital LP (REIT)
3.350%, 9/1/24	100,000	96,410
5.250%, 6/1/25	410,000	400,037
5.375%, 4/15/26	15,000	14,631
5.750%, 6/1/28	10,000	9,719
Simon Property Group LP (REIT)
3.300%, 1/15/26	75,000	71,340
1.375%, 1/15/27	100,000	87,552
3.375%, 6/15/27	75,000	69,872
STORE Capital Corp. (REIT) 2.700%, 12/1/31	50,000	34,668
WP Carey, Inc. (REIT) 3.850%, 7/15/29	50,000	45,196

		878,294

Health Care REITs (0.2%)
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	65,000	54,675
5.250%, 12/15/32	10,000	9,698
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	83,000	82,641
4.500%, 1/15/25	500,000	479,297
Sabra Health Care LP (REIT) 3.900%, 10/15/29	25,000	20,325
Welltower OP LLC (REIT)
4.000%, 6/1/25	100,000	96,661
2.050%, 1/15/29	30,000	24,884
2.750%, 1/15/31	600,000	493,941

		1,262,122

Industrial REITs (0.0%)†
Prologis LP (REIT)
3.250%, 6/30/26	30,000	28,392
2.250%, 1/15/32	50,000	40,284
4.625%, 1/15/33	100,000	96,911

		165,587

Office REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	25,000	23,917
3.800%, 4/15/26	50,000	47,772
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	94,823
2.750%, 10/1/26	50,000	44,263
2.550%, 4/1/32	300,000	225,819
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	25,000	19,815
Corporate Office Properties LP (REIT) 2.250%, 3/15/26	600,000	530,256
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	23,688
4.375%, 10/1/25	1,000,000	931,824
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	18,258

		1,960,435

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT) 3.625%, 4/15/32	35,000	30,152
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	42,312
3.300%, 6/1/29	15,000	13,454
Camden Property Trust (REIT) 4.100%, 10/15/28	10,000	9,449
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	23,049
2.550%, 6/15/31	700,000	565,088
Invitation Homes Operating Partnership LP (REIT) 2.300%, 11/15/28	15,000	12,722
Mid-America Apartments LP (REIT) 3.950%, 3/15/29	50,000	46,906
Spirit Realty LP (REIT) 2.100%, 3/15/28	50,000	41,850
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	48,721
UDR, Inc. (REIT) 3.500%, 1/15/28	100,000	91,219

		924,922

Retail REITs (0.1%)
Agree LP (REIT) 2.000%, 6/15/28	15,000	12,472
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	95,874
3.900%, 3/15/27	500,000	458,499
Kimco Realty OP LLC (REIT) 1.900%, 3/1/28	50,000	41,997
Realty Income Corp. (REIT)
4.625%, 11/1/25	300,000	295,320
4.875%, 6/1/26	10,000	9,873
4.850%, 3/15/30	30,000	28,953
5.625%, 10/13/32	100,000	100,968
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	21,324

		1,065,280

Specialized REITs (0.4%)
American Tower Corp. (REIT)
2.400%, 3/15/25	700,000	659,669
5.250%, 7/15/28	400,000	394,224
2.300%, 9/15/31	20,000	15,906
5.650%, 3/15/33	200,000	201,488
Crown Castle, Inc. (REIT)
1.350%, 7/15/25 (x)	10,000	9,147
3.700%, 6/15/26	500,000	474,449
2.900%, 3/15/27	30,000	27,414
3.650%, 9/1/27	50,000	46,710
5.000%, 1/11/28	55,000	53,936
2.500%, 7/15/31	100,000	82,016
EPR Properties (REIT)
4.500%, 4/1/25	500,000	476,107
3.600%, 11/15/31	700,000	545,743
Equinix, Inc. (REIT)
1.000%, 9/15/25 (x)	100,000	90,014
1.800%, 7/15/27	20,000	17,319

See Notes to Financial Statements.

1358

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 11/18/29	$25,000	$21,844
Extra Space Storage LP (REIT) 5.500%, 7/1/30	100,000	98,644
Life Storage LP (REIT) 3.875%, 12/15/27	25,000	23,175
Public Storage (REIT)
0.875%, 2/15/26	25,000	22,396
3.094%, 9/15/27	200,000	185,376
3.385%, 5/1/29	15,000	13,825
Weyerhaeuser Co. (REIT) 4.750%, 5/15/26	100,000	98,057

		3,557,459

Total Real Estate		9,814,099

Utilities (2.4%)
Electric Utilities (1.9%)
AEP Texas, Inc.
5.400%, 6/1/33	223,000	221,234
3.450%, 5/15/51	145,000	102,674
AEP Transmission Co. LLC
3.800%, 6/15/49	229,000	183,839
3.150%, 9/15/49	183,000	129,814
Alabama Power Co.
3.450%, 10/1/49	94,000	68,944
Series 20-A 1.450%, 9/15/30	50,000	39,417
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	23,018
2.300%, 3/1/30	25,000	20,695
American Transmission Systems, Inc. 2.650%, 1/15/32§	122,000	100,439
Appalachian Power Co. Series AA 2.700%, 4/1/31	700,000	581,094
Avangrid, Inc. 3.150%, 12/1/24	25,000	24,013
Baltimore Gas & Electric Co.
3.750%, 8/15/47	202,000	158,910
2.900%, 6/15/50	108,000	71,831
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48	73,000	60,115
Series AE 2.350%, 4/1/31	157,000	131,221
Commonwealth Edison Co.
Series 127 3.200%, 11/15/49	53,000	37,869
Series 133 3.850%, 3/15/52	117,000	93,109
Connecticut Light & Power Co. (The) 4.900%, 7/1/33	88,000	87,746
DTE Electric Co. 3.950%, 3/1/49	204,000	167,538
Series A 1.900%, 4/1/28	65,000	56,692
Duke Energy Carolinas LLC
2.450%, 8/15/29	25,000	21,502
2.550%, 4/15/31 (x)	50,000	42,221
3.450%, 4/15/51	115,000	84,615
5.350%, 1/15/53	175,000	175,425
Duke Energy Corp.
2.650%, 9/1/26	75,000	69,266
3.400%, 6/15/29	30,000	27,073
2.550%, 6/15/31	25,000	20,564
Duke Energy Florida LLC
2.500%, 12/1/29	216,000	185,965
1.750%, 6/15/30 (x)	70,000	56,764
3.000%, 12/15/51	295,000	200,097
Duke Energy Progress LLC
3.250%, 8/15/25	50,000	47,837
3.450%, 3/15/29	292,000	268,037
4.200%, 8/15/45	24,000	19,840
5.350%, 3/15/53	102,000	102,261
Edison International
3.550%, 11/15/24	100,000	96,454
5.250%, 11/15/28	168,000	163,194
6.950%, 11/15/29	770,000	807,812
Emera US Finance LP 3.550%, 6/15/26	50,000	47,323
Enel Finance International NV
2.250%, 7/12/31§	600,000	469,659
5.000%, 6/15/32§	600,000	561,603
Entergy Corp. 0.900%, 9/15/25 (x)	95,000	85,309
Entergy Louisiana LLC 4.750%, 9/15/52	123,000	111,611
Evergy Kansas Central, Inc. 5.700%, 3/15/53	20,000	20,450
Evergy, Inc. 2.450%, 9/15/24	35,000	33,473
Eversource Energy 5.450%, 3/1/28	130,000	130,513
Series M 3.300%, 1/15/28 (x)	150,000	138,005
Exelon Corp.
3.950%, 6/15/25	75,000	72,474
4.050%, 4/15/30	200,000	186,588
5.100%, 6/15/45	22,000	20,324
4.700%, 4/15/50	108,000	94,970
FirstEnergy Corp. 2.050%, 3/1/25	22,000	20,515
Series B 4.150%, 7/15/27 (e)(k)	143,000	135,268
2.250%, 9/1/30	131,000	106,572
FirstEnergy Transmission LLC 4.550%, 4/1/49§	186,000	155,274
Florida Power & Light Co.
5.050%, 4/1/28	300,000	302,312
4.800%, 5/15/33	100,000	99,213
3.150%, 10/1/49	131,000	94,841
Fortis, Inc. 3.055%, 10/4/26	75,000	69,113
Georgia Power Co. 4.700%, 5/15/32	50,000	48,223
Indiana Michigan Power Co. 3.850%, 5/15/28	25,000	23,659
IPALCO Enterprises, Inc. 4.250%, 5/1/30	600,000	542,311
ITC Holdings Corp. 3.350%, 11/15/27	25,000	23,334

See Notes to Financial Statements.

1359

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Edison Co. 5.200%, 4/1/28§	$200,000	$197,877
MidAmerican Energy Co.
3.650%, 4/15/29 (x)	100,000	92,679
2.700%, 8/1/52	193,000	121,709
NextEra Energy Capital Holdings, Inc.
4.255%, 9/1/24	50,000	49,152
6.051%, 3/1/25 (k)	20,000	20,107
3.550%, 5/1/27	25,000	23,553
4.625%, 7/15/27	100,000	97,820
2.750%, 11/1/29	600,000	519,664
Northern States Power Co.
2.600%, 6/1/51	123,000	78,947
3.200%, 4/1/52	89,000	63,406
Ohio Power Co. 5.000%, 6/1/33	185,000	181,129
Series P 2.600%, 4/1/30	95,000	81,119
Series R 2.900%, 10/1/51	156,000	103,472
Oklahoma Gas & Electric Co. 3.250%, 4/1/30	200,000	178,298
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25 (x)	35,000	31,612
3.700%, 11/15/28	25,000	23,578
3.100%, 9/15/49	102,000	72,088
Pacific Gas and Electric Co.
3.450%, 7/1/25	200,000	189,054
3.150%, 1/1/26	150,000	139,140
2.950%, 3/1/26	500,000	457,758
3.250%, 6/1/31	900,000	733,195
6.400%, 6/15/33	400,000	397,700
3.950%, 12/1/47 (k)	101,000	67,731
3.500%, 8/1/50	68,000	42,958
6.700%, 4/1/53	20,000	19,446
PECO Energy Co. 3.050%, 3/15/51	141,000	97,208
Pennsylvania Electric Co. 3.250%, 3/15/28§	500,000	452,649
PPL Capital Funding, Inc. 3.100%, 5/15/26	50,000	47,124
Public Service Co. of New Hampshire 5.150%, 1/15/53	69,000	68,770
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	48,188
3.200%, 5/15/29	100,000	90,242
3.200%, 8/1/49	117,000	85,650
2.050%, 8/1/50	32,000	18,736
Southern California Edison Co.
5.300%, 3/1/28	600,000	598,900
2.850%, 8/1/29	40,000	34,859
2.250%, 6/1/30	351,000	292,703
5.950%, 11/1/32	189,000	195,375
Series G 2.500%, 6/1/31	150,000	124,560
Southern Co. (The)
3.250%, 7/1/26	100,000	94,056
5.113%, 8/1/27 (e)	100,000	98,784
Series A 3.700%, 4/30/30	600,000	549,266
Southwestern Electric Power Co.
Series N 1.650%, 3/15/26 (x)	100,000	90,335
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50	331,000	228,553
Union Electric Co.
2.950%, 3/15/30	250,000	221,305
5.450%, 3/15/53	31,000	31,586
Virginia Electric and Power Co. 2.300%, 11/15/31	100,000	81,088
Wisconsin Power & Light Co. 3.050%, 10/15/27	75,000	69,429
Xcel Energy, Inc. 3.350%, 12/1/26	100,000	93,428

		16,038,062

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32	30,000	30,889
4.125%, 3/15/49	38,000	31,714
CenterPoint Energy Resources Corp. 5.250%, 3/1/28	115,000	114,825
National Fuel Gas Co.
3.950%, 9/15/27	50,000	45,950
2.950%, 3/1/31	800,000	637,752
Piedmont Natural Gas Co., Inc. 2.500%, 3/15/31	61,000	49,787
Promigas SA ESP 3.750%, 10/16/29§	200,000	167,700
Southern California Gas Co.
2.950%, 4/15/27 (x)	700,000	651,602
Series XX 2.550%, 2/1/30	200,000	171,646

		1,901,865

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 5.450%, 6/1/28	100,000	98,184
Constellation Energy Generation LLC 5.600%, 3/1/28	330,000	332,109

		430,293

Multi-Utilities (0.2%)
Ameren Illinois Co. 3.250%, 3/15/50	93,000	67,064
Black Hills Corp. 1.037%, 8/23/24	55,000	51,877
CenterPoint Energy, Inc. 2.500%, 9/1/24	25,000	23,963
1.450%, 6/1/26	30,000	26,725
Consolidated Edison Co. of New York, Inc.
6.150%, 11/15/52	114,000	124,438
Series B 3.125%, 11/15/27	25,000	23,193
Consumers Energy Co.
4.650%, 3/1/28	50,000	49,461
3.750%, 2/15/50	161,000	128,696
4.200%, 9/1/52	157,000	134,143

See Notes to Financial Statements.

1360

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Dominion Energy, Inc. (ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54 (k)		$50,000	$47,875
Series A 1.450%, 4/15/26		40,000	35,811
Series C 2.250%, 8/15/31		45,000	36,208
DTE Energy Co.
Series C 2.529%, 10/1/24 (e)		20,000	19,132
Series F 1.050%, 6/1/25		35,000	32,017
National Grid plc 5.602%, 6/12/28		300,000	300,622
NiSource, Inc.
0.950%, 8/15/25		60,000	54,588
5.250%, 3/30/28 (x)		70,000	69,984
San Diego Gas & Electric Co. 5.350%, 4/1/53		159,000	156,945
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	512,160
2.200%, 12/15/28		100,000	85,422

			1,980,324

Water Utilities (0.0%)†
American Water Capital Corp. 2.300%, 6/1/31		100,000	82,793
Essential Utilities, Inc. 2.704%, 4/15/30		200,000	168,939

			251,732

Total Utilities			20,602,276

Total Corporate Bonds			178,115,068

Foreign Government Securities (1.0%)
Bonos de la Tesoreria 6.150%, 8/12/32	PEN	1,200,000	316,260
Canada Government Bond
1.625%, 1/22/25		$100,000	94,771
2.875%, 4/28/25 (x)		90,000	86,651
Export Development Canada 3.875%, 2/14/28		150,000	147,177
Export-Import Bank of Korea 0.625%, 2/9/26		200,000	177,080
Italian Republic Government Bond
2.375%, 10/17/24		200,000	190,845
Japan Bank for International Cooperation
0.625%, 7/15/25		200,000	182,621
2.375%, 4/20/26		200,000	186,268
2.250%, 11/4/26		50,000	45,769
3.500%, 10/31/28		200,000	188,434
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	553,871
Mex Bonos Desarr Fix Rt 7.500%, 6/3/27	MXN	1,500,000	83,221
Series M 20 8.500%, 5/31/29		1,620,000	93,564
Series M 30 8.500%, 11/18/38		3,300,000	187,624
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	111,566
5.100%, 6/18/50		77,594	77,465
Province of Alberta 1.300%, 7/22/30		250,000	203,514
Province of British Columbia
1.750%, 9/27/24		15,000	14,345
0.900%, 7/20/26		250,000	223,037
Province of Ontario
3.100%, 5/19/27		250,000	236,243
1.800%, 10/14/31		100,000	83,011
Province of Quebec
1.500%, 2/11/25		300,000	282,660
2.500%, 4/20/26		50,000	47,100
2.750%, 4/12/27		50,000	46,717
3.625%, 4/13/28		100,000	96,320
Provincia de Buenos Aires (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 76.295%, 4/12/25 (k)(m)(r)	ARS	310,000	703
Republic of Chile 3.125%, 1/21/26		$100,000	95,731
Republic of Indonesia
6.375%, 8/15/28	IDR	557,000,000	37,839
9.000%, 3/15/29		264,000,000	20,056
8.250%, 5/15/29		403,000,000	29,582
2.850%, 2/14/30		$200,000	177,454
7.500%, 5/15/38	IDR	658,000,000	47,378
3.050%, 3/12/51		$200,000	145,710
Republic of Korea 1.750%, 10/15/31		200,000	166,544
Republic of Panama 3.298%, 1/19/33		200,000	166,284
4.500%, 4/1/56		200,000	148,960
Republic of Peru
4.125%, 8/25/27		75,000	72,986
2.783%, 1/23/31		70,000	59,973
3.550%, 3/10/51 (x)		117,000	86,994
Republic of Philippines
2.457%, 5/5/30		200,000	172,758
3.200%, 7/6/46		200,000	147,444
Republic of Poland
5.500%, 11/16/27		25,000	25,613
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	588,348
Romania Government Bond
2.125%, 3/7/28 (m)		23,000	21,739
2.000%, 4/14/33 (m)		800,000	613,970
Russian Federation 6.100%, 7/18/35	RUB	6,631,000	24,820
State of Israel Government Bond 2.875%, 3/16/26		$200,000	188,898
State of Qatar 5.103%, 4/23/48§		500,000	497,305
Svensk Exportkredit AB 0.500%, 8/26/25		200,000	182,103
Titulos de Tesoreria
7.500%, 8/26/26	COP	435,000,000	97,429

See Notes to Financial Statements.

1361

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 11/3/27	$272,000,000	$55,805
7.250%, 10/18/34	148,000,000	28,209
United Mexican States
3.750%, 1/11/28	200,000	190,468
3.250%, 4/16/30	200,000	177,782
4.500%, 1/31/50	400,000	326,400
6.338%, 5/4/53	200,000	203,600

Total Foreign Government Securities		8,755,019

Mortgage-Backed Securities (26.6%)
FHLMC
3.000%, 9/1/27	5,984	5,705
3.000%, 7/1/28	3,448	3,282
2.500%, 1/1/29	11,200	10,612
3.000%, 1/1/30	10,386	9,940
2.500%, 3/1/30	10,096	9,497
2.500%, 5/1/30	25,898	24,361
3.000%, 5/1/30	20,807	19,881
3.000%, 6/1/30	39,215	37,458
2.500%, 7/1/30	9,353	8,798
3.000%, 7/1/30	21,053	20,106
2.500%, 8/1/30	29,882	28,044
3.000%, 8/1/30	6,700	6,387
2.500%, 9/1/30	38,228	35,875
2.500%, 4/1/31	36,418	34,177
3.500%, 4/1/31	1,164	1,119
4.375%, 11/1/31 (l)	707	715
4.090%, 9/1/32	1,987,082	1,928,998
3.000%, 10/1/32	2,676	2,538
3.000%, 11/1/32	3,878	3,677
3.000%, 12/1/32	2,640	2,504
5.500%, 2/1/35	4,301	4,352
4.500%, 2/1/39	8,873	8,704
4.500%, 12/1/39	3,733	3,666
4.000%, 8/1/40	3,764	3,616
4.000%, 9/1/40	9,327	8,965
4.000%, 4/1/41	196	188
4.500%, 5/1/41	17,792	17,494
5.500%, 6/1/41	16,476	16,830
5.000%, 11/1/41	36,132	36,345
3.500%, 4/1/42	33,505	31,279
3.500%, 8/1/42	26,194	24,438
3.500%, 10/1/42	1,705	1,594
3.000%, 3/1/43	22,380	20,302
3.500%, 6/1/43	14,339	13,358
3.500%, 7/1/43	5,848	5,484
4.500%, 9/1/43	28,918	28,517
4.500%, 11/1/43	4,949	4,882
4.500%, 12/1/43	23,232	22,909
3.500%, 1/1/44	8,784	8,238
4.000%, 4/1/44	17,691	17,032
3.500%, 6/1/44	5,979	5,579
4.000%, 7/1/44	4,389	4,215
3.000%, 1/1/45	1,088,145	983,674
3.000%, 7/1/45	583,037	526,514
3.500%, 9/1/45	3,032	2,843
4.000%, 9/1/45	24,491	23,656
4.000%, 12/1/45	8,619	8,319
3.000%, 12/1/46	137,859	124,477
3.500%, 3/1/47	34,883	32,615
4.500%, 4/1/47	55,481	54,659
4.500%, 5/1/47	20,473	20,150
4.500%, 7/1/47	71,068	69,896
3.500%, 10/1/47	43,936	41,203
3.500%, 12/1/47	38,690	36,283
3.500%, 1/1/48	13,576	12,687
4.500%, 7/1/48	172,587	169,814
4.500%, 8/1/48	301,780	296,516
5.000%, 11/1/48	7,950	7,929
4.500%, 4/1/49	32,165	31,506
3.000%, 4/1/50	1,229,764	1,072,725
FHLMC UMBS
3.500%, 1/1/34	39,695	37,927
3.500%, 5/1/35	147,569	140,995
2.000%, 9/1/35	61,926	55,242
2.000%, 1/1/36	134,221	120,194
2.000%, 2/1/36	105,449	94,231
2.000%, 3/1/36	24,245	21,651
1.500%, 4/1/36	275,109	238,740
1.500%, 5/1/36	53,139	46,114
2.000%, 5/1/36	148,640	133,014
2.000%, 3/1/37	344,030	306,771
2.000%, 4/1/37	45,934	40,947
3.000%, 9/1/37	4,898	4,571
3.000%, 6/1/38	95,678	89,619
2.500%, 3/1/41	2,214,137	1,957,200
2.000%, 3/1/42	64,340	54,329
4.000%, 1/1/45	271,142	260,139
4.000%, 9/1/45	282,485	270,872
3.500%, 3/1/46	114,596	106,717
3.500%, 9/1/46	37,696	34,968
4.000%, 7/1/47	55,425	52,868
3.500%, 1/1/48	24,244	22,384
4.000%, 4/1/48	197,858	190,769
4.000%, 6/1/48	5,434	5,187
4.000%, 8/1/48	50,278	48,320
4.500%, 1/1/49	51,365	50,032
4.000%, 5/1/49	5,805	5,546
3.500%, 1/1/50	27,531	25,420
4.000%, 3/1/50	84,356	80,305
3.500%, 6/1/50	72,865	67,189
4.000%, 6/1/50	93,144	88,649
2.500%, 7/1/50	45,620	39,171
3.000%, 7/1/50	18,419	16,499
4.000%, 7/1/50	94,304	89,765
1.500%, 8/1/50	77,232	59,929
2.000%, 8/1/50	24,874	20,514
2.500%, 8/1/50	4,073,369	3,500,118
3.000%, 8/1/50	1,115,971	996,091
3.000%, 9/1/50	335,673	301,410
1.500%, 10/1/50	194,032	150,561
2.000%, 11/1/50	46,996	38,861
2.500%, 2/1/51	348,250	300,491
2.000%, 3/1/51	478,188	391,378
2.500%, 3/1/51	1	1
2.000%, 4/1/51	177,097	146,552
2.000%, 5/1/51	84,442	69,798
2.500%, 5/1/51	998,532	857,806
3.000%, 6/1/51	1,666,191	1,472,687

See Notes to Financial Statements.

1362

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 7/1/51	$324,992	$268,634
3.000%, 7/1/51	106,865	95,256
2.500%, 8/1/51	325,471	276,260
2.000%, 9/1/51	113,247	93,089
2.000%, 10/1/51	358,761	292,959
3.000%, 10/1/51	106,577	94,599
2.500%, 11/1/51	874,512	749,927
2.000%, 12/1/51	568,704	465,993
2.500%, 12/1/51	426,492	365,071
2.000%, 1/1/52	1,251,199	1,032,043
2.500%, 1/1/52	2,752,127	2,351,286
2.000%, 2/1/52	32,721	26,699
3.000%, 2/1/52	78,884	70,314
3.000%, 3/1/52	1,342,293	1,193,012
2.500%, 4/1/52	242,078	207,064
3.500%, 4/1/52	386,845	352,635
3.500%, 6/1/52	951,348	867,198
4.000%, 6/1/52	33,353	31,720
4.500%, 7/1/52	100,047	96,254
3.000%, 8/1/52	96,244	85,360
4.000%, 8/1/52	767,956	720,883
4.500%, 8/1/52	26,895	25,858
4.000%, 10/1/52	199,097	187,018
6.000%, 10/1/52	39,082	39,517
4.000%, 11/1/52	1,934,967	1,815,756
5.000%, 11/1/52	47,218	46,341
5.000%, 12/1/52	210,001	206,046
5.000%, 1/1/53	61,021	59,831
5.500%, 1/1/53	97,952	97,562
6.000%, 1/1/53	215,583	219,400
5.000%, 2/1/53	27,122	26,593
6.000%, 2/1/53	333,454	340,114
5.500%, 3/1/53	140,405	139,943
6.000%, 3/1/53	205,608	210,500
6.000%, 4/1/53	56,729	57,299
5.000%, 5/1/53	495,450	485,632
5.500%, 5/1/53	297,034	296,056
6.000%, 5/1/53	185,004	186,966
5.000%, 6/1/53	2,987,744	2,927,603
6.000%, 6/1/53	108,154	109,302
FNMA
4.659%, 1/1/28 (l)	1,598	1,591
2.740%, 7/1/29	4,000,000	3,609,194
2.630%, 4/1/32	2,519,000	2,142,019
3.300%, 7/1/32	4,934,970	4,486,688
3.681%, 3/1/33 (l)	4,066	3,961
2.080%, 10/1/33	2,500,000	1,975,521
4.309%, 1/1/36 (l)	20,873	21,052
3.440%, 1/1/37	2,033,388	1,850,980
6.000%, 7/1/39	7,174	7,320
4.373%, 12/1/40 (l)	827	829
4.000%, 1/1/41	4,326	4,113
4.578%, 5/1/44 (l)	704,718	715,666
3.500%, 12/1/44	267,006	245,349
3.500%, 2/1/45	457,548	420,437
3.000%, 4/1/45	311,943	277,957
3.000%, 5/1/45	607,347	541,178
FNMA UMBS
2.500%, 9/1/27	8,181	7,781
2.500%, 4/1/28	2,626	2,488
2.500%, 8/1/28	7,854	7,419
3.500%, 3/1/29	8,686	8,378
3.000%, 4/1/29	13,633	13,032
3.000%, 5/1/29	16,270	15,557
3.000%, 6/1/29	15,525	14,841
3.000%, 9/1/29	14,191	13,565
3.000%, 10/1/29	9,454	9,040
3.000%, 1/1/30	72,833	69,622
2.500%, 2/1/30	3,809	3,593
3.000%, 3/1/30	15,581	14,899
2.500%, 4/1/30	7,950	7,469
3.000%, 4/1/30	12,775	12,212
2.500%, 5/1/30	4,223	3,967
3.000%, 5/1/30	6,871	6,570
2.500%, 7/1/30	14,802	13,895
3.000%, 7/1/30	29,172	27,806
2.500%, 8/1/30	43,088	40,426
3.000%, 8/1/30	65,610	62,504
3.500%, 8/1/30	10,336	9,948
2.500%, 9/1/30	23,023	21,580
3.000%, 9/1/30	30,231	28,796
2.500%, 11/1/30	44,995	42,174
2.500%, 3/1/31	4,429	4,196
3.000%, 3/1/31	4,106	3,906
2.500%, 6/1/31	14,375	13,419
2.500%, 7/1/31	10,060	9,392
2.500%, 8/1/31	1,240	1,158
3.000%, 8/1/31	71,417	67,978
4.000%, 8/1/31	3,236	3,154
3.000%, 9/1/31	10,623	10,104
2.000%, 10/1/31	4,004	3,642
2.500%, 10/1/31	79,426	74,148
2.000%, 11/1/31	52,858	48,015
2.500%, 11/1/31	34,903	32,531
2.000%, 12/1/31	5,505	4,995
2.500%, 2/1/32	2,357	2,196
2.000%, 3/1/32	38,106	34,576
2.500%, 3/1/32	9,816	9,148
3.500%, 4/1/32	104,017	99,912
3.500%, 5/1/32	74,330	71,397
3.000%, 6/1/32	20,186	19,144
2.500%, 8/1/32	56,825	52,960
3.000%, 9/1/32	17,720	16,867
2.500%, 2/1/33	94,893	88,943
4.000%, 10/1/33	19,772	19,252
6.000%, 2/1/34	11,840	12,056
5.500%, 5/1/34	52,149	52,641
6.000%, 8/1/34	6,364	6,487
3.000%, 9/1/34	843,784	793,254
3.500%, 12/1/34	621,273	592,626
5.000%, 2/1/35	57,036	56,777
5.500%, 2/1/35	36,544	36,905
6.000%, 4/1/35	104,286	106,099
3.000%, 8/1/35	63,142	59,153
5.000%, 9/1/35	3,450	3,428
2.500%, 10/1/35	126,025	115,701
2.500%, 12/1/35	417,164	381,311
3.000%, 12/1/35	55,415	51,922
5.500%, 12/1/35	17,410	17,620
4.000%, 1/1/36	25,073	24,070

See Notes to Financial Statements.

1363

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 2/1/36	$29,389	$26,207
1.500%, 3/1/36	30,529	26,493
2.000%, 3/1/36	60,061	53,559
2.000%, 4/1/36	52,616	47,084
1.500%, 5/1/36	48,190	41,819
2.000%, 5/1/36	346,772	310,315
3.000%, 5/1/36	31,201	29,235
1.500%, 6/1/36	172,885	150,030
2.000%, 7/1/36	57,663	51,421
3.000%, 10/1/36	2,015	1,887
2.000%, 11/1/36	25,981	23,177
3.000%, 11/1/36	23,142	21,640
1.500%, 12/1/36	108,834	94,345
3.000%, 12/1/36	37,162	34,750
2.000%, 1/1/37	25,570	22,810
1.500%, 2/1/37	50,654	43,957
2.000%, 2/1/37	174,903	156,016
2.000%, 3/1/37	116,877	103,950
2.000%, 4/1/37	78,208	69,741
6.000%, 2/1/38	3,963	4,084
6.000%, 3/1/38	1,812	1,865
6.000%, 5/1/38	5,190	5,344
6.000%, 10/1/38	1,421	1,459
6.000%, 12/1/38	2,414	2,484
5.500%, 1/1/39	9,279	9,477
4.500%, 7/1/39	125,920	123,550
5.500%, 9/1/39	21,809	22,290
5.500%, 12/1/39	13,786	14,092
5.500%, 3/1/40	1,463	1,493
6.500%, 5/1/40	41,083	43,083
4.500%, 7/1/40	11,021	10,817
4.000%, 9/1/40	16,694	16,027
2.000%, 12/1/40	87,923	75,121
4.000%, 12/1/40	260,076	249,548
5.500%, 4/1/41	2,755	2,821
4.500%, 5/1/41	964	947
4.500%, 7/1/41	1,740	1,709
5.000%, 7/1/41	52,654	52,912
5.000%, 8/1/41	1,934	1,943
4.500%, 9/1/41	9,731	9,558
4.500%, 10/1/41	3,514	3,452
1.500%, 11/1/41	1,450,773	1,185,133
1.500%, 12/1/41	737,318	602,314
3.500%, 1/1/42	15,876	14,812
4.000%, 1/1/42	31,718	30,423
2.000%, 2/1/42	447,474	377,847
2.000%, 3/1/42	506,538	427,720
2.000%, 4/1/42	58,597	49,479
3.500%, 4/1/42	7,030	6,552
3.500%, 5/1/42	636	592
4.000%, 5/1/42	34,542	33,127
3.500%, 6/1/42	1,727	1,610
3.500%, 7/1/42	2,180	2,030
2.000%, 8/1/42	214,465	182,032
4.500%, 8/1/42	8,092	7,970
4.500%, 9/1/42	12,330	12,095
3.000%, 3/1/43	111,370	100,812
3.000%, 4/1/43	62,927	56,954
3.000%, 5/1/43	53,620	48,540
3.000%, 6/1/43	27,360	24,782
4.500%, 9/1/43	16,077	15,835
4.500%, 11/1/43	81,225	80,538
4.500%, 12/1/43	13,328	13,124
5.000%, 12/1/43	91,993	92,412
4.500%, 1/1/44	15,843	15,600
4.500%, 6/1/44	114,056	112,449
3.000%, 10/1/44	944,465	854,258
3.500%, 2/1/45	156,612	145,905
4.500%, 7/1/45	31,665	31,199
4.500%, 11/1/45	53,657	52,891
4.500%, 12/1/45	25,137	24,760
3.000%, 6/1/46	11,222	10,154
4.500%, 7/1/46	105,502	104,576
3.000%, 8/1/46	1,559	1,412
3.000%, 9/1/46	26,384	23,836
3.000%, 11/1/46	2,398	2,163
3.500%, 11/1/46	7,200	6,697
4.000%, 11/1/46	16,845	16,063
3.000%, 12/1/46	1,121,787	1,003,700
2.500%, 2/1/47	877,911	759,299
3.000%, 2/1/47	49,022	44,217
4.000%, 3/1/47	918,933	867,344
3.000%, 4/1/47	1,135,459	1,015,301
3.500%, 5/1/47	32,939	30,658
4.000%, 6/1/47	55,109	52,515
4.000%, 8/1/47	27,484	26,336
4.000%, 9/1/47	2,037	1,941
4.000%, 10/1/47	24,544	23,366
4.500%, 10/1/47	7,290	7,162
3.500%, 11/1/47	40,116	37,050
4.500%, 11/1/47	64,526	63,245
3.500%, 12/1/47	40,223	37,136
3.500%, 1/1/48	65,537	60,805
4.000%, 1/1/48	24,308	23,125
4.500%, 1/1/48	62,827	61,549
3.500%, 2/1/48	18,486	17,068
3.500%, 3/1/48	134,716	124,378
3.500%, 4/1/48	7,337	6,858
4.000%, 4/1/48	3,647	3,469
4.500%, 4/1/48	24,613	24,289
4.000%, 5/1/48	4,174	3,971
4.500%, 5/1/48	432,572	424,955
3.500%, 6/1/48	674,105	621,957
4.000%, 6/1/48	3,018	2,870
4.000%, 7/1/48	3,019	2,872
4.500%, 7/1/48	459,015	448,214
4.000%, 8/1/48	40,227	38,539
4.500%, 8/1/48	50,219	49,307
5.000%, 8/1/48	3,880	3,864
4.000%, 9/1/48	19,509	18,553
5.000%, 9/1/48	13,529	13,473
4.000%, 10/1/48	8,867	8,433
4.500%, 11/1/48	40,225	39,356
4.000%, 1/1/49	81,956	78,584
4.500%, 2/1/49	149,279	146,243
4.500%, 5/1/49	307,243	302,650
5.000%, 5/1/49	38,702	38,539
3.500%, 6/1/49	878,617	811,441
4.000%, 9/1/49	79,760	75,731
4.500%, 9/1/49	8,183	7,971
4.000%, 3/1/50	36,176	34,193
4.000%, 5/1/50	33,260	31,570

See Notes to Financial Statements.

1364

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 6/1/50	$76,684	$72,481
2.500%, 7/1/50	965,192	829,991
2.000%, 8/1/50	3,422,857	2,805,753
2.500%, 8/1/50	642,909	552,370
3.000%, 8/1/50	198,429	176,687
2.000%, 9/1/50	145,119	118,956
4.000%, 9/1/50	112,430	107,155
1.500%, 10/1/50	202,636	157,237
2.000%, 10/1/50	196,848	161,359
2.500%, 10/1/50	1,437,027	1,233,669
1.500%, 11/1/50	175,914	136,502
2.000%, 11/1/50	27,838	22,785
2.500%, 11/1/50	179,236	154,600
2.000%, 12/1/50	165,077	136,138
2.000%, 1/1/51	1,759,050	1,439,714
2.500%, 1/1/51	46,431	39,802
3.500%, 1/1/51	1,678,742	1,543,235
4.000%, 1/1/51	258,544	245,958
2.000%, 2/1/51	242,222	198,250
1.500%, 3/1/51	235,536	182,693
2.000%, 3/1/51	127,105	104,860
2.500%, 3/1/51	0	—
4.000%, 3/1/51	118,894	112,851
2.000%, 4/1/51	264,485	218,634
4.000%, 5/1/51	674,452	641,436
3.000%, 6/1/51	2,144,266	1,895,240
2.000%, 8/1/51	1,343,439	1,097,642
2.500%, 9/1/51	2,339,313	2,000,156
3.500%, 9/1/51	1,722,035	1,574,289
4.000%, 10/1/51	447,645	424,088
2.000%, 11/1/51	1,525,299	1,249,595
2.500%, 11/1/51	627,155	534,205
3.000%, 11/1/51	241,537	213,939
2.000%, 12/1/51	554,595	455,790
2.500%, 12/1/51	1,126,273	954,572
3.000%, 12/1/51	107,341	95,269
3.500%, 12/1/51	4,086,677	3,770,532
2.000%, 1/1/52	528,352	434,968
2.500%, 1/1/52	1,856,051	1,589,098
2.000%, 2/1/52	1,047,072	858,974
2.500%, 2/1/52	481,348	412,211
2.000%, 3/1/52	750,154	616,112
3.000%, 3/1/52	219,249	193,709
3.000%, 4/1/52	54,059	48,031
4.000%, 4/1/52	46,217	43,777
3.000%, 5/1/52	84,415	74,749
4.000%, 5/1/52	277,922	264,317
4.000%, 6/1/52	94,238	89,109
3.500%, 7/1/52	299,971	273,437
4.500%, 7/1/52	14,592	14,030
3.500%, 8/1/52	358,711	326,919
4.500%, 8/1/52	6,012,979	5,781,218
3.500%, 9/1/52	538,932	489,872
4.500%, 9/1/52	1,142,035	1,097,660
4.000%, 10/1/52	95,805	90,920
5.000%, 1/1/53	192,489	188,675
5.500%, 1/1/53	147,118	146,597
6.000%, 1/1/53	164,194	166,326
3.500%, 3/1/53	48,553	44,224
5.000%, 4/1/53	1,215,611	1,192,526
6.000%, 4/1/53	71,034	71,787
4.500%, 5/1/53	492,001	473,345
5.000%, 5/1/53	3,396,164	3,328,333
5.500%, 5/1/53	379,115	377,867
6.000%, 5/1/53	244,451	247,321
5.500%, 6/1/53	110,488	110,124
FNMA/FHLMC UMBS, 15 Year, Single Family
2.000%, 7/25/38 TBA	140,688	124,685
2.500%, 7/25/38 TBA	169,600	154,349
3.000%, 7/25/38 TBA	36,000	33,581
4.000%, 7/25/38 TBA	81,000	78,216
4.500%, 7/25/38 TBA	102,000	99,984
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 7/25/53 TBA	207,008	168,647
2.500%, 7/25/53 TBA	136,000	115,239
3.000%, 7/25/53 TBA	33,993,569	29,906,373
3.500%, 7/25/53 TBA	1,613,418	1,469,471
4.000%, 7/25/53 TBA	11,792,000	11,061,449
5.000%, 7/25/53 TBA	5,886,596	5,767,484
5.500%, 7/25/53 TBA	5,559,610	5,533,549
6.500%, 7/25/53 TBA	187,000	190,915
3.500%, 8/25/53 TBA	18,900,000	17,232,961
4.000%, 8/25/53 TBA	1,100,000	1,032,797
4.500%, 8/25/53 TBA	6,100,000	5,866,485
5.000%, 8/25/53 TBA	1,100,000	1,078,129
5.500%, 8/25/53 TBA	5,800,000	5,773,039
5.000%, 9/25/53 TBA	3,400,000	3,333,461
5.500%, 9/25/53 TBA	600,000	597,234
GNMA
2.625%, 7/20/27 (l)	213	207
5.500%, 4/15/33	422	424
5.000%, 12/15/38	2,778	2,755
4.000%, 4/20/39	1,128	1,087
5.000%, 7/15/39	10,849	10,769
4.000%, 7/20/39	2,658	2,560
5.000%, 10/20/39	2,775	2,784
4.500%, 12/20/39	1,087	1,071
4.500%, 1/20/40	1,323	1,303
4.500%, 2/20/40	1,086	1,070
4.500%, 5/20/40	91	90
4.000%, 10/20/40	13,946	13,431
4.000%, 11/20/40	42,711	41,133
5.000%, 12/15/40	10,295	10,233
4.000%, 12/20/40	17,034	16,405
4.000%, 1/20/41	14,716	14,172
4.000%, 3/15/41	10,842	10,349
4.500%, 7/20/41	6,317	6,229
3.500%, 1/15/42	8,895	8,288
4.500%, 2/15/42	77,810	75,992
5.000%, 7/20/42	7,449	7,467
3.500%, 4/15/43	12,442	11,580
3.500%, 4/20/43	29,628	27,824
3.500%, 2/20/44	94,551	89,132
5.000%, 7/20/44	1,066	1,072
4.000%, 10/20/44	460	444
3.500%, 1/20/45	194,450	180,023
3.000%, 2/15/45	21,959	19,903
3.500%, 5/20/45	18,777	17,678
3.000%, 7/15/45	167,015	152,571
4.000%, 8/20/45	251,267	242,485
3.500%, 4/20/46	368,585	346,192
3.500%, 5/20/46	17,628	16,557

See Notes to Financial Statements.

1365

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 6/20/46	$216,599	$203,372
3.500%, 7/20/46	75,319	70,720
3.500%, 9/20/46	258,889	243,080
3.500%, 10/20/46	37,349	34,897
4.000%, 5/20/47	3,749	3,598
4.000%, 6/20/47	35,849	34,406
4.000%, 11/20/47	41,464	39,769
4.000%, 12/20/47	20,082	19,261
4.500%, 9/20/48	17,075	16,653
5.000%, 1/20/49	3,748	3,738
5.000%, 2/20/49	165,467	165,029
4.500%, 3/20/49	72,730	71,161
5.000%, 6/20/49	151,545	151,144
5.000%, 7/20/49	43,027	42,909
3.500%, 11/15/49	6,312	5,892
5.000%, 12/20/49	39,874	39,744
3.500%, 2/15/50	121,187	112,888
4.500%, 4/20/50	26,460	25,701
4.000%, 5/20/50	13,318	12,708
2.000%, 8/20/50	536,847	452,883
2.000%, 11/20/50	91,522	77,065
2.000%, 1/20/51	1,151,662	969,740
2.000%, 2/20/51	93,446	78,685
2.500%, 3/20/51	1,950,183	1,671,252
2.500%, 4/20/51	2,412,258	2,073,250
3.000%, 6/20/51	592,455	531,480
2.500%, 8/20/51	1,798,065	1,549,319
3.000%, 8/20/51	709,537	636,457
2.500%, 10/20/51	271,538	235,267
2.500%, 12/20/51	649,649	562,416
3.000%, 12/20/51	193,422	173,440
2.500%, 5/20/52	433,554	375,066
2.500%, 6/20/52	339,585	293,986
2.500%, 7/20/52	222,146	192,352
2.500%, 12/20/52	38,147	33,019
2.500%, 1/20/53	124,995	108,191
2.000%, 7/15/53 TBA	1,195,400	1,003,482
2.500%, 7/15/53 TBA	520,714	450,580
3.000%, 7/15/53 TBA	765,769	684,047
3.500%, 7/15/53 TBA	625,000	576,660
4.000%, 7/15/53 TBA	691,500	653,738
4.500%, 7/15/53 TBA	1,684,000	1,625,060
5.000%, 7/15/53 TBA	624,000	613,129
5.500%, 7/15/53 TBA	411,000	409,234
6.000%, 7/15/53 TBA	221,000	222,416
6.500%, 7/15/53 TBA	107,000	108,897

Total Mortgage-Backed Securities		223,614,845

Municipal Bonds (0.3%)
American Municipal Power, Inc. 8.084%, 2/15/50	55,000	74,395
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	60,000	67,364
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	60,000	65,397
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	80,000	90,479
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	44,000	50,219
Los Angeles Community College District 6.600%, 8/1/42	25,000	30,261
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023 5.198%, 12/1/39	500,000	509,978
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	55,000	59,512
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	75,000	93,941
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	39,113
New York State Dormitory Authority 5.389%, 3/15/40	45,000	46,325
Sales Tax Securitization Corp. 3.057%, 1/1/34	600,000	503,337
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	60,000	77,019
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	95,861
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	130,000	163,774
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	270,000	265,331
State of Texas 5.517%, 4/1/39	80,000	85,725
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023 5.169%, 4/1/41	300,000	308,748
University of California 0.883%, 5/15/25	35,000	32,403
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	57,000	50,633

Total Municipal Bonds		2,709,815

See Notes to Financial Statements.

1366

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (0.6%)
African Development Bank 0.875%, 3/23/26	$150,000	$135,449
Asian Development Bank 0.500%, 2/4/26	200,000	179,848
1.000%, 4/14/26	100,000	90,547
2.625%, 1/12/27	50,000	46,888
1.500%, 1/20/27	350,000	315,664
1.875%, 1/24/30	200,000	173,947
3.875%, 9/28/32	160,000	158,133
4.000%, 1/12/33	85,000	84,886
3.875%, 6/14/33	100,000	98,844
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	100,000	91,637
3.375%, 6/29/25	200,000	193,477
Corp. Andina de Fomento 5.250%, 11/21/25	100,000	99,007
Council of Europe Development Bank
0.875%, 9/22/26	50,000	44,423
3.625%, 1/26/28	25,000	24,299
European Bank for Reconstruction & Development
0.500%, 1/28/26	200,000	179,657
European Investment Bank
1.875%, 2/10/25	100,000	95,089
1.625%, 3/14/25 (x)	100,000	94,410
0.625%, 7/25/25	250,000	229,363
2.125%, 4/13/26	75,000	70,123
0.750%, 10/26/26	139,000	122,862
1.750%, 3/15/29	53,000	46,362
1.625%, 10/9/29	55,000	47,551
0.750%, 9/23/30	100,000	79,762
Inter-American Development Bank
2.125%, 1/15/25	100,000	95,701
0.625%, 7/15/25	500,000	458,806
4.500%, 5/15/26	180,000	179,410
2.250%, 6/18/29	50,000	44,631
Inter-American Investment Corp. 4.125%, 2/15/28	50,000	49,186
International Bank for Reconstruction & Development
0.625%, 4/22/25	250,000	231,520
0.375%, 7/28/25	100,000	91,228
2.500%, 7/29/25	75,000	71,551
3.125%, 11/20/25	25,000	24,083
1.875%, 10/27/26	150,000	137,527
3.125%, 6/15/27	200,000	190,235
0.750%, 11/24/27	95,000	81,548
1.125%, 9/13/28	200,000	170,669
0.750%, 8/26/30	170,000	134,434
1.625%, 11/3/31	238,000	198,641
International Finance Corp.
1.375%, 10/16/24	90,000	85,717
0.750%, 10/8/26	80,000	70,753
0.750%, 8/27/30	100,000	79,341
Nordic Investment Bank 4.375%, 3/14/28	200,000	200,798

Total Supranational		5,298,007

U.S. Government Agency Securities (2.4%)
FFCB
1.040%, 1/25/29	250,000	206,302
1.380%, 1/14/31	250,000	198,713
FHLB
2.875%, 9/13/24	75,000	72,826
5.000%, 2/28/25	350,000	349,195
5.710%, 3/14/25	1,300,000	1,300,543
0.375%, 9/4/25	120,000	109,196
3.250%, 11/16/28 (x)	250,000	239,263
FHLMC
5.300%, 2/24/25	1,900,000	1,892,499
5.650%, 3/7/25	2,500,000	2,495,819
5.680%, 4/3/25	1,200,000	1,198,281
5.730%, 4/3/25	1,200,000	1,199,015
5.375%, 4/24/25	800,000	796,085
0.375%, 9/23/25	230,000	208,567
0.650%, 10/22/25	2,600,000	2,354,305
0.650%, 10/27/25	2,600,000	2,355,052
0.800%, 10/28/26	2,600,000	2,290,958
FNMA
1.750%, 7/2/24	100,000	96,433
2.625%, 9/6/24	332,000	323,961
0.625%, 4/22/25	430,000	397,490
0.500%, 6/17/25	250,000	229,312
0.375%, 8/25/25	240,000	218,315
2.125%, 4/24/26	110,000	102,887
1.875%, 9/24/26	100,000	92,239
0.750%, 10/8/27	500,000	433,348
0.875%, 8/5/30 (x)	500,000	401,362
Tennessee Valley Authority
2.875%, 9/15/24	50,000	48,451
0.750%, 5/15/25	335,000	308,954
3.875%, 3/15/28	38,000	37,367

Total U.S. Government Agency Securities		19,956,738

U.S. Treasury Obligations (32.6%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	208,439
6.750%, 8/15/26	100,000	106,447
4.250%, 5/15/39	132,000	137,812
4.500%, 8/15/39	1,323,000	1,420,454
4.375%, 11/15/39	908,000	959,790
4.625%, 2/15/40	626,000	681,328
1.125%, 5/15/40	755,000	488,392
4.375%, 5/15/40	557,400	588,078
1.125%, 8/15/40	755,000	484,500
3.875%, 8/15/40	526,000	521,016
1.375%, 11/15/40	5,995,000	4,004,326
4.250%, 11/15/40	526,000	545,865
1.875%, 2/15/41	2,300,000	1,667,291
4.375%, 5/15/41	3,200,000	3,362,648
3.250%, 5/15/42	2,100,000	1,870,870
3.125%, 2/15/43	780,000	678,761
2.875%, 5/15/43	2,680,000	2,236,119
3.625%, 8/15/43	2,480,000	2,323,028
3.750%, 11/15/43	2,180,000	2,078,985
3.625%, 2/15/44	1,300,000	1,215,760
3.375%, 5/15/44	1,200,000	1,079,897
3.125%, 8/15/44	1,357,500	1,172,359
3.000%, 11/15/44	1,000,000	844,508
2.500%, 2/15/45#	3,083,000	2,382,153
3.000%, 5/15/45	300,000	252,944
2.875%, 8/15/45	1,800,000	1,483,063

See Notes to Financial Statements.

1367

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 8/15/46	$600,000	$437,379
2.875%, 11/15/46	715,000	588,010
3.000%, 5/15/47	1,671,900	1,404,850
2.750%, 11/15/47#	2,997,000	2,405,837
3.000%, 2/15/48#	4,400,000	3,701,863
3.375%, 11/15/48	2,018,800	1,820,568
3.000%, 2/15/49	700,000	590,712
2.875%, 5/15/49	1,300,000	1,072,794
2.250%, 8/15/49	925,000	670,555
1.375%, 8/15/50	2,000	1,160
1.625%, 11/15/50	549,500	340,645
1.875%, 2/15/51	4,000	2,645
2.375%, 5/15/51	857,500	636,498
2.250%, 2/15/52	7,000	5,051
2.875%, 5/15/52	116,000	95,997
3.000%, 8/15/52	926,400	786,410
3.625%, 2/15/53	17,012,000	16,301,713
3.625%, 5/15/53	17,018,000	16,335,446
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	386,481	318,316
1.000%, 2/15/49 TIPS	120,557	103,249
0.250%, 2/15/50 TIPS	117,996	82,080
1.500%, 2/15/53 TIPS	28,065	27,201
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	5,980,644	5,879,776
0.500%, 4/15/24 TIPS	481,132	469,435
0.125%, 10/15/24 TIPS	591,200	570,143
1.250%, 4/15/28 TIPS	7,180,798	6,943,737
0.125%, 7/15/31 TIPS	2,150,534	1,905,176
0.125%, 1/15/32 TIPS	328,311	288,700
0.625%, 7/15/32 TIPS	1,774,987	1,629,776
U.S. Treasury Notes
0.375%, 4/15/24	47,000	45,176
2.500%, 4/30/24	114,000	111,268
0.250%, 6/15/24	175,000	166,637
1.750%, 6/30/24	8,000	7,716
3.000%, 6/30/24	64,000	62,488
0.375%, 7/15/24	1,750,000	1,662,182
1.750%, 7/31/24	1,019,000	980,315
2.125%, 7/31/24	5,310,000	5,128,327
3.000%, 7/31/24	800,000	779,790
2.375%, 8/15/24	2,200,000	2,128,890
1.250%, 8/31/24	1,500,000	1,430,828
1.875%, 8/31/24	1,800,000	1,729,647
3.250%, 8/31/24	1,897,000	1,851,262
0.375%, 9/15/24	1,000,000	942,573
1.500%, 9/30/24	1,500,000	1,431,281
2.125%, 9/30/24	650,000	625,072
0.625%, 10/15/24	1,000,000	942,153
1.500%, 10/31/24	4,980,700	4,739,636
2.250%, 10/31/24	1,800,000	1,729,928
4.375%, 10/31/24	500,000	493,958
0.750%, 11/15/24	1,000,000	940,532
1.500%, 11/30/24	16,000	15,192
2.125%, 11/30/24	300,000	287,352
4.500%, 11/30/24	122,000	120,701
1.000%, 12/15/24	600,000	564,672
1.750%, 12/31/24	3,717,000	3,533,686
2.250%, 12/31/24	850,000	813,940
4.250%, 12/31/24	600,000	591,582
1.375%, 1/31/25	352,000	331,990
2.000%, 2/15/25	962,000	915,651
4.625%, 2/28/25	161,000	159,740
1.750%, 3/15/25	75,000	70,942
0.500%, 3/31/25	300,000	277,449
3.875%, 3/31/25	152,000	149,001
2.625%, 4/15/25	1,114,900	1,069,176
0.375%, 4/30/25	4,491,000	4,131,562
3.875%, 4/30/25	220,000	215,702
2.125%, 5/15/25	1,653,000	1,569,539
2.750%, 5/15/25	1,192,300	1,145,019
4.250%, 5/31/25 (x)	995,000	982,330
4.625%, 6/30/25	1,000,000	995,304
3.000%, 7/15/25	87,000	83,843
2.000%, 8/15/25	800,000	754,770
3.125%, 8/15/25	181,000	174,785
0.250%, 8/31/25	1,200,000	1,088,937
3.500%, 9/15/25	24,000	23,350
2.250%, 11/15/25	900,000	850,221
0.375%, 11/30/25	1,160,000	1,046,925
4.000%, 12/15/25	2,459,000	2,419,995
0.375%, 12/31/25	1,250,000	1,126,270
3.875%, 1/15/26	700,000	686,874
0.375%, 1/31/26	3,100,000	2,782,746
1.625%, 2/15/26	3,125,000	2,895,032
0.500%, 2/28/26	3,000,000	2,694,026
4.625%, 3/15/26	381,000	381,366
3.750%, 4/15/26	79,000	77,302
0.750%, 4/30/26	6,555,000	5,901,524
2.375%, 4/30/26	650,000	612,883
1.625%, 5/15/26	6,950,000	6,411,245
3.625%, 5/15/26	1,110,000	1,082,770
0.750%, 5/31/26	3,468,000	3,113,868
4.125%, 6/15/26	561,000	555,220
0.875%, 6/30/26	2,000,000	1,801,327
0.625%, 7/31/26	1,950,000	1,736,671
1.500%, 8/15/26	8,103,000	7,404,106
0.875%, 9/30/26	1,800,000	1,610,220
2.000%, 11/15/26	3,118,000	2,883,227
1.500%, 1/31/27	71,000	64,297
2.250%, 2/15/27	3,625,000	3,369,763
0.625%, 3/31/27	1,750,000	1,527,415
2.375%, 5/15/27	2,510,000	2,336,714
0.500%, 5/31/27	2,228,000	1,925,293
0.500%, 6/30/27	750,000	646,434
2.250%, 8/15/27	4,175,000	3,858,070
0.500%, 8/31/27	2,515,600	2,157,141
0.375%, 9/30/27	549,500	467,489
4.125%, 9/30/27	13,000	12,923
2.250%, 11/15/27	4,710,000	4,336,149
0.625%, 11/30/27	875,000	749,149
3.875%, 11/30/27	534,000	526,260
0.625%, 12/31/27	800,000	683,331
3.875%, 12/31/27	861,000	848,636
3.500%, 1/31/28	1,100,000	1,067,768
2.750%, 2/15/28	3,110,000	2,921,495
4.000%, 2/29/28	1,000,000	992,349
1.250%, 3/31/28	500,000	437,332
3.625%, 3/31/28	760,000	742,040
1.250%, 4/30/28	231,000	201,695
3.500%, 4/30/28	500,000	485,611
2.875%, 5/15/28	1,010,000	952,498
3.625%, 5/31/28	820,000	801,794
1.250%, 6/30/28	500,000	435,062

See Notes to Financial Statements.

1368

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 6/30/28		$2,000,000	$1,988,462
2.875%, 8/15/28		3,020,000	2,843,563
3.125%, 11/15/28		3,728,000	3,549,574
2.625%, 2/15/29		2,224,000	2,059,818
2.375%, 5/15/29		3,630,000	3,307,949
1.625%, 8/15/29		539,000	469,911
3.875%, 9/30/29		16,000	15,837
4.000%, 10/31/29		602,000	600,173
1.750%, 11/15/29		530,000	464,537
3.875%, 11/30/29		500,000	495,314
3.875%, 12/31/29		1,699,000	1,683,629
3.500%, 1/31/30		600,000	582,049
1.500%, 2/15/30		1,851,000	1,584,620
4.000%, 2/28/30		500,000	499,493
3.625%, 3/31/30		652,000	637,526
3.500%, 4/30/30		769,000	746,422
0.625%, 5/15/30		1,575,000	1,261,102
3.750%, 5/31/30		611,000	602,216
3.750%, 6/30/30		400,000	394,552
0.625%, 8/15/30		1,500,000	1,194,259
0.875%, 11/15/30		1,900,000	1,536,629
1.125%, 2/15/31		3,000,000	2,465,770
1.625%, 5/15/31		3,651,000	3,101,343
1.250%, 8/15/31		4,198,000	3,443,421
1.375%, 11/15/31		3,450,000	2,843,111
1.875%, 2/15/32		3,200,000	2,739,092
2.875%, 5/15/32		1,660,900	1,538,897
2.750%, 8/15/32		1,923,000	1,761,786
4.125%, 11/15/32		846,000	864,026
3.500%, 2/15/33		690,000	671,725
3.375%, 5/15/33		1,195,000	1,151,874

Total U.S. Treasury Obligations			273,925,635

Total Long-Term Debt Securities (107.0%) (Cost $1,005,255,340)			899,706,753

SHORT-TERM INVESTMENTS:
Commercial Paper (0.8%)
Amcor Flexibles North America, Inc. 5.47%, 7/20/23 (n)(p)§		300,000	299,090
American Electric Power Co., Inc. 5.25%, 7/10/23 (n)(p)		400,000	399,418
AT&T, Inc. 6.11%, 3/19/24 (n)(p)§		600,000	574,353
Dominion Energy, Inc. 5.53%, 8/18/23 (n)(p)§		500,000	496,266
Humana, Inc.
5.62%, 8/1/23 (n)(p)§		300,000	298,510
5.62%, 8/2/23 (n)(p)		400,000	397,950
Leidos, Inc. 5.61%, 7/10/23 (n)(p)§		400,000	399,378
Mondelez International, Inc. 5.35%, 7/25/23 (n)(p)§		400,000	398,519
National Grid Holdings Ltd. 5.28%, 7/13/23 (n)(p)		250,000	249,524
Northrop Grumman Corp. 5.54%, 8/22/23 (n)(p)		400,000	396,766
Penske Truck Leasing Co. LP 5.35%, 7/11/23 (n)(p)		400,000	399,347
Raytheon Technologies Corp. 5.32%, 7/12/23 (n)(p)		900,000	898,407
S&P Global, Inc. 5.27%, 7/6/23 (n)(p)§		400,000	399,649
Thomson Reuters Corp.
5.32%, 7/5/23 (n)(p)		400,000	399,705
5.37%, 7/18/23 (n)(p)		400,000	398,929
VW Credit, Inc. 5.37%, 7/21/23 (n)(p)§		400,000	398,752
Walgreens Boots Alliance, Inc. 5.74%, 7/6/23 (n)(p)§		300,000	299,713

Total Commercial Paper			7,104,276

Foreign Government Treasury Bill (0.0%)†
United Mexican States 239.55%, 1/23/25 (p)	MXN	18,901,000	94,063

	Number of Shares		Value (Note 1)
Investment Companies (2.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)		2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.21% (7 day yield)		14,591,262	14,594,180

Total Investment Companies			16,594,180

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $3,096,136, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $3,156,731. (xx)		$3,094,834	3,094,834
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $1,000,423, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $1,020,552. (xx)		1,000,000	1,000,000

Total Repurchase Agreements			4,094,834

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills
4.60%, 8/1/23 (p)(v)		400,000	398,370
4.85%, 8/15/23 (p)		3,800,000	3,776,604
4.96%, 8/31/23 (p)(v)		92,000	91,220

Total U.S. Treasury Obligations			4,266,194

See Notes to Financial Statements.

1369

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

		Value (Note 1)
Total Short-Term Investments (3.8%) (Cost $32,190,151)		$32,153,547

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
U.S. Treasury 2 Year Note 07/21/2023 at USD 102.25, American Style Notional Amount: USD 800,000 Exchange Traded*	4	$562

Put Options Purchased (0.1%)
Future Interest Rate Options (0.1%)
3 Month SOFR 10/13/2023 at USD 95.00, American Style Notional Amount: USD 32,750,000 Exchange Traded*	131	159,656
3 Month SOFR 10/13/2023 at USD 94.88, American Style Notional Amount: USD 21,750,000 Exchange Traded*	87	84,825
3 Month SOFR 10/13/2023 at USD 95.63, American Style Notional Amount: USD 54,500,000 Exchange Traded*	218	566,800
3 Month SOFR 10/13/2023 at USD 94.38, American Style Notional Amount: USD 20,750,000 Exchange Traded*	83	17,119
3 Month SOFR 10/13/2023 at USD 96.00, American Style Notional Amount: USD 20,750,000 Exchange Traded*	83	81,444
U.S. Treasury 2 Year Note 07/21/2023 at USD 101.25, American Style Notional Amount: USD 800,000 Exchange Traded*	4	750

		910,594

Total Options Purchased (0.1%) (Cost $346,354)		911,156

Total Investments Before Securities Sold Short (110.9%) (Cost $1,037,791,845)		932,771,456

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.7%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 7/25/38 TBA	$(139,135)	(120,026)
3.500%, 7/25/38 TBA	(8,000)	(7,607)
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 7/25/53 TBA	(238,000)	(184,078)
4.500%, 7/25/53 TBA	(147,800)	(142,050)
6.000%, 7/25/53 TBA	(548,200)	(552,911)
2.500%, 8/25/53 TBA	(1,514,500)	(1,285,136)
4.000%, 8/25/53 TBA	(1,164,800)	(1,093,638)
4.500%, 8/25/53 TBA	(2,400,000)	(2,308,125)

Total Securities Sold Short (-0.7%) (Proceeds Received $5,716,960)		(5,693,571)

Total Investments after Securities Sold Short (110.2%) (Cost $1,032,074,885)		927,077,885
Other Assets Less Liabilities (-10.2%)		(85,635,628)

Net Assets (100%)		$841,442,257

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $128,013,209 or 15.2% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $662,489.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $7,663,204 or 0.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $220,959.
(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $5,982,159. This was collateralized by cash of $6,094,834 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

See Notes to Financial Statements.

1370

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Glossary:

ARM	—	Adjustable Rate Mortgage
ARS	—	Argentine Peso
ASX	—	Australian Securities Exchange
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Sol
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Over Night Index Average
TBA	—	To Be Announced; Security is subject to delayed delivery
THB	—	Thailand Baht
TIPS	—	Treasury Inflation Protected Security
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.0	%#
Australia	0.1
Austria	0.0	#
Belgium	0.1
Bermuda	0.2
Brazil	0.1
Canada	0.7%
Cayman Islands	1.8
Chile	0.0	#
China	0.1
Colombia	0.1
Denmark	0.1
France	0.2
Germany	0.5
Indonesia	0.1
Ireland	0.1
Israel	0.0	#
Italy	0.3
Ivory Coast	0.1
Japan	1.1
Luxembourg	0.1
Mexico	0.2
Netherlands	0.1
Norway	0.0	#
Panama	0.0	#
Peru	0.1
Philippines	0.0	#
Poland	0.0	#
Portugal	0.0	#
Qatar	0.1
Romania	0.1
Russia	0.0	#
Serbia	0.1
South Africa	0.1
South Korea	0.1
Spain	0.0	#
Supranational	0.6
Sweden	0.0	#
Switzerland	0.5
Turkey	0.0	#
United Kingdom	2.3
United States	100.1
Uruguay	0.0	#
Cash and Other	(10.2)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

1371

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	1	9/2023	EUR	126,263	(566)
Euro-Bund	14	9/2023	EUR	2,043,119	(19,512)
U.S. Treasury 2 Year Note	159	9/2023	USD	32,331,656	(339,364)
U.S. Treasury 5 Year Note	193	9/2023	USD	20,669,094	(297,958)
U.S. Treasury 10 Year Note	45	9/2023	USD	5,051,953	(75,163)
U.S. Treasury 10 Year Ultra Note	5	9/2023	USD	592,188	(878)
3 Month SOFR	6	3/2024	USD	1,419,600	(14,274)
3 Month SOFR	139	6/2024	USD	32,972,538	(111,909)
3 Month SOFR	47	9/2024	USD	11,190,700	(33,280)
3 Month SONIA	12	9/2024	GBP	3,577,400	(5,537)

					(898,441)

Short Contracts
Euro-BTP	(11)	9/2023	EUR	(1,393,692)	(11,063)
Euro-Buxl	(1)	9/2023	EUR	(152,332)	(1,427)
Japan 10 Year Bond	(19)	9/2023	JPY	(19,560,276)	(80,109)
Long Gilt	(7)	9/2023	GBP	(847,217)	7,442
U.S. Treasury 10 Year Note	(19)	9/2023	USD	(2,133,047)	26,140
U.S. Treasury 10 Year Ultra Note	(32)	9/2023	USD	(3,790,000)	44,359
U.S. Treasury Long Bond	(31)	9/2023	USD	(3,934,094)	5,844
U.S. Treasury Ultra Bond	(25)	9/2023	USD	(3,405,469)	(27,222)
3 Month SOFR	(1)	3/2025	USD	(239,937)	1,810

					(34,226)

					(932,667)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,673,656	USD	1,085,716	Bank of America	7/5/2023	29,190
BRL	1,644,275	USD	303,467	Deutsche Bank AG**	7/5/2023	39,935
COP	862,967,646	USD	206,734	HSBC Bank plc**	7/5/2023	124
GBP	233,000	USD	289,895	HSBC Bank plc	7/5/2023	6,016
PEN	571,737	USD	155,914	Bank of America**	7/12/2023	1,583
PEN	328,590	USD	90,000	Goldman Sachs Bank USA**	7/20/2023	443
USD	161,374	MYR	740,401	Barclays Bank plc**	7/20/2023	2,575
AUD	1,673,656	USD	1,113,403	Barclays Bank plc	8/2/2023	2,508
USD	59,582	DKK	404,436	Bank of America	8/2/2023	204
USD	3,037,540	EUR	2,778,000	JPMorgan Chase Bank	8/2/2023	1,623
USD	22,380	EUR	20,220	HSBC Bank plc	8/8/2023	277
PEN	573,544	USD	157,178	Goldman Sachs Bank USA**	8/14/2023	334
USD	40,608	JPY	5,800,000	Bank of America	8/16/2023	138
USD	395,868	TWD	12,099,702	JPMorgan Chase Bank**	8/22/2023	5,149
MXN	1,233,777	USD	67,865	JPMorgan Chase Bank	8/31/2023	3,412
BRL	1,667,779	USD	341,618	Goldman Sachs Bank USA**	9/5/2023	2,697
PEN	443,410	USD	121,061	Barclays Bank plc**	9/13/2023	469
PEN	661,374	USD	181,000	Goldman Sachs Bank USA**	9/20/2023	190
USD	55,392	CAD	73,000	Bank of New York Mellon Corp.	9/20/2023	219
USD	305,231	EUR	278,146	BNP Paribas	9/20/2023	527
USD	173,248	EUR	157,854	Toronto Dominion Bank	9/20/2023	321
USD	146,678	JPY	20,457,000	Bank of New York Mellon Corp.	9/20/2023	3,159

See Notes to Financial Statements.

1372

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	262,063	TWD	7,953,622	Bank of America**	9/20/2023	4,351
USD	9,734	IDR	145,743,288	Bank of America**	9/26/2023	20
USD	134,982	IDR	2,021,217,775	Deutsche Bank AG**	9/26/2023	258
USD	198,946	COP	862,967,646	HSBC Bank plc**	12/20/2023	352

Total unrealized appreciation						106,074

IDR	145,626,480	USD	9,734	Bank of America**	7/3/2023	(21)
USD	9,692	IDR	145,626,480	Bank of America**	7/3/2023	(22)
DKK	405,112	USD	59,582	Bank of America	7/5/2023	(212)
GBP	553,000	USD	703,752	Barclays Bank plc	7/5/2023	(1,442)
USD	341,618	BRL	1,649,502	Goldman Sachs Bank USA**	7/5/2023	(2,875)
USD	185,815	COP	862,967,646	JPMorgan Chase Bank**	7/5/2023	(21,043)
USD	127,058	DKK	879,883	Bank of America	7/5/2023	(1,891)
USD	2,985,528	EUR	2,778,000	Bank of America	7/5/2023	(45,826)
USD	11,010,782	GBP	8,895,000	HSBC Bank plc	7/5/2023	(285,868)
USD	157,178	PEN	572,287	Goldman Sachs Bank USA**	7/12/2023	(470)
USD	313,655	BRL	1,607,576	JPMorgan Chase Bank**	8/2/2023	(20,274)
USD	10,255,193	GBP	8,109,000	JPMorgan Chase Bank	8/2/2023	(45,517)
JPY	157,767,400	USD	1,192,109	Barclays Bank plc	8/16/2023	(91,285)
JPY	25,927,994	USD	195,179	JPMorgan Chase Bank	8/16/2023	(14,266)
USD	391,945	MXN	7,171,957	Barclays Bank plc	8/31/2023	(22,388)
USD	92,757	MXN	1,720,917	HSBC Bank plc	8/31/2023	(6,662)
USD	47,881	MXN	892,599	Toronto Dominion Bank	8/31/2023	(3,686)
IDR	955,565,300	USD	64,179	Barclays Bank plc**	9/20/2023	(484)
IDR	200,664,939	USD	13,495	Deutsche Bank AG**	9/20/2023	(119)
THB	37,460,249	USD	1,092,073	JPMorgan Chase Bank	9/20/2023	(27,356)
TWD	19,872,778	USD	652,979	Goldman Sachs Bank USA**	9/20/2023	(9,066)
USD	872,505	PEN	3,212,562	JPMorgan Chase Bank**	9/20/2023	(7,606)
USD	3,203	IDR	48,192,338	JPMorgan Chase Bank**	9/22/2023	(9)
COP	73,207,185	USD	17,001	JPMorgan Chase Bank**	12/20/2023	(154)

Total unrealized depreciation						(608,542)

Net unrealized depreciation						(502,468)

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
U.S. Treasury 2 Year Note	Exchange Traded	4	USD	(800,000)	USD 102.00	7/21/2023	(1,000)

Written Put Options Contracts as of June 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	83	USD	(20,750,000)	USD 94.63	10/13/2023	(43,575)
3 Month SOFR	Exchange Traded	87	USD	(21,750,000)	USD 95.13	10/13/2023	(128,869)
3 Month SOFR	Exchange Traded	131	USD	(32,750,000)	USD 95.25	10/13/2023	(229,250)
3 Month SOFR	Exchange Traded	218	USD	(54,500,000)	USD 95.38	10/13/2023	(442,813)
3 Month SOFR	Exchange Traded	83	USD	(20,750,000)	USD 95.75	10/13/2023	(56,544)
3 Month SOFR	Exchange Traded	59	USD	(14,750,000)	USD 96.75	12/15/2023	(314,175)

							(1,215,226)

Total Written Options Contracts (Premiums Received ($381,573))							(1,216,226)

See Notes to Financial Statements.

1373

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$62,261,610	$—		$62,261,610
Collateralized Mortgage Obligations	—	72,344,503	—		72,344,503
Commercial Mortgage-Backed Securities	—	52,725,513	—		52,725,513
Corporate Bonds
Communication Services	—	11,227,616	—		11,227,616
Consumer Discretionary	—	6,413,147	—		6,413,147
Consumer Staples	—	6,308,560	—		6,308,560
Energy	—	15,145,143	—		15,145,143
Financials	—	70,559,410	—	(a)	70,559,410
Health Care	—	11,240,010	—		11,240,010
Industrials	—	11,921,975	—		11,921,975
Information Technology	—	12,243,307	—		12,243,307
Materials	—	2,639,525	—		2,639,525
Real Estate	—	9,814,099	—		9,814,099
Utilities	—	20,602,276	—		20,602,276
Foreign Government Securities	—	8,754,316	703		8,755,019
Forward Currency Contracts	—	106,074	—		106,074
Futures	85,595	—	—		85,595
Mortgage-Backed Securities	—	223,614,845	—		223,614,845
Municipal Bonds	—	2,709,815	—		2,709,815
Options Purchased
Call Options Purchased	562	—	—		562
Put Options Purchased	910,594	—	—		910,594

Short-Term Investments
Commercial Paper	—	7,104,276	—		7,104,276
Foreign Government Treasury Bill	—	94,063	—		94,063
Investment Companies	16,594,180	—	—		16,594,180
Repurchase Agreements	—	4,094,834	—		4,094,834
U.S. Treasury Obligations	—	4,266,194	—		4,266,194
Supranational	—	5,298,007	—		5,298,007
U.S. Government Agency Securities	—	19,956,738	—		19,956,738
U.S. Treasury Obligations	—	273,925,635	—		273,925,635

Total Assets	$17,590,931	$915,371,491	$703		$932,963,125

Liabilities:
Forward Currency Contracts	$—	$(608,542)	$—		$(608,542)
Futures	(1,018,262)	—	—		(1,018,262)
Mortgage-Backed Securities	—	(5,693,571)	—		(5,693,571)
Options Written
Call Options Written	(1,000)	—	—		(1,000)
Put Options Written	(1,215,226)	—	—		(1,215,226)

Total Liabilities	$(2,234,488)	$(6,302,113)	$—		$(8,536,601)

Total	$15,356,443	$909,069,378	$703		$924,426,524

(a)	Value is zero.

See Notes to Financial Statements.

1374

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$996,751	*
Foreign exchange contracts	Receivables	106,074

Total		$1,102,825

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(2,234,488	)*
Foreign exchange contracts	Payables	(608,542)

Total		$(2,843,030)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(23,063)	$(117,383)	$1,610,792	$—	$1,470,346
Foreign exchange contracts	—	—	—	(605,728)	(605,728)

Total	$(23,063)	$(117,383)	$1,610,792	$(605,728)	$864,618

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$618,388	$(712,651)	$(1,715,941)	$—	$(1,810,204)
Foreign exchange contracts	—	—	—	(236,526)	(236,526)

Total	$618,388	$(712,651)	$(1,715,941)	$(236,526)	$(2,046,730)

(1)	Included in Realized gain (loss) on investments in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.
^	The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$78,218,344
Average notional value of contracts – short	$54,349,429
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$11,049,074
Average amounts sold – in USD	$32,249,359
Options
Average value of option contracts purchased	$264,024
Average value of option contracts written	$477,132

See Notes to Financial Statements.

1375

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$35,486	$(35,486)	$—	$—
Bank of New York Mellon Corp.	3,378	—	—	3,378
Barclays Bank plc	5,552	(5,552)	—	—
BNP Paribas	527	—	—	527
Deutsche Bank AG	40,193	(119)	—	40,074
Goldman Sachs Bank USA	3,664	(3,664)	—	—
HSBC Bank plc	6,769	(6,769)	—	—
JPMorgan Chase	10,184	(10,184)	—	—
Toronto Dominion Bank	321	(321)	—	—

Total	$106,074	$(62,095)	$—	$43,979

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$47,972	$(35,486)	$—	$12,486
Barclays Bank plc	115,599	(5,552)	—	110,047
Deutsche Bank AG	119	(119)	—	—
Goldman Sachs Bank USA	12,411	(3,664)	—	8,747
HSBC Bank plc	292,530	(6,769)	(220,959)	64,802
JPMorgan Chase	136,225	(10,184)	—	126,041
Toronto Dominion Bank	3,686	(321)	—	3,365

Total	$608,542	$(62,095)	$(220,959)	$325,488

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 10 days during the six months ended June 30, 2023, was approximately $6,436,000 at a weighted average interest rate of 4.90%. There were no open sale-buyback transactions as of June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,021,790,305
Long-term U.S. government debt securities	132,525,484

$1,154,315,789

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,032,611,185
Long-term U.S. government debt securities	137,166,830

$1,169,778,015

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,472,695
Aggregate gross unrealized depreciation	(113,746,827)

Net unrealized depreciation	$(110,274,132)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,034,700,656

See Notes to Financial Statements.

1376

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,033,697,011)	$928,676,622
Repurchase Agreements (Cost $4,094,834)	4,094,834
Cash	7,984,042
Foreign cash (Cost $262,031)	254,361
Cash held as collateral at broker for futures	924,000
Receivable for forward settling transactions	53,167,866
Dividends, interest and other receivables	5,202,952
Receivable for securities sold	3,284,331
Due from broker for futures variation margin	929,448
Unrealized appreciation on forward foreign currency contracts	106,074
Due from Custodian	99,839
Receivable for Portfolio shares sold	32,513
Securities lending income receivable	4,672
Other assets	9,412

Total assets	1,004,770,966

LIABILITIES
Payable for forward settling transactions	144,182,886
Payable for return of collateral on securities loaned	6,094,834
Securities sold short (Proceeds received $5,716,960)	5,693,571
Payable for securities purchased	4,418,615
Options written, at value (Premiums received $381,573)	1,216,226
Unrealized depreciation on forward foreign currency contracts	608,542
Investment management fees payable	273,331
Payable for Portfolio shares repurchased	250,688
Administrative fees payable	87,186
Distribution fees payable – Class IB	38,102
Distribution fees payable – Class IA	5,255
Other liabilities	247,472
Accrued expenses	212,001

Total liabilities	163,328,709

NET ASSETS	$841,442,257

Net assets were comprised of:
Paid in capital	$1,013,347,523
Total distributable earnings (loss)	(171,905,266)

Net assets	$841,442,257

Class IA
Net asset value, offering and redemption price per share, $25,437,108 / 2,998,904 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.48

Class IB
Net asset value, offering and redemption price per share, $184,869,935 / 21,730,688 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.51

Class K
Net asset value, offering and redemption price per share, $631,135,214 / 74,347,758 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.49

(x)	Includes value of securities on loan of $5,982,159.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest (net of $679 foreign withholding tax)	$16,089,291
Dividends	191,406
Securities lending (net)	25,266

Total income	16,305,963

EXPENSES
Investment management fees	2,356,095
Administrative fees	550,535
Distribution fees – Class IB	275,037
Custodian fees	128,932
Professional fees	58,531
Distribution fees – Class IA	30,827
Printing and mailing expenses	28,526
Trustees’ fees	13,469
Interest expense	8,786
Miscellaneous	70,221

Gross expenses	3,520,959
Less: Waiver from investment manager	(623,101)

Net expenses	2,897,858

NET INVESTMENT INCOME (LOSS)	13,408,105

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(14,849,323)
Futures contracts	1,610,792
Forward foreign currency contracts	(605,728)
Foreign currency transactions	(64,111)
Options written	(117,383)
Securities sold short	79,797

Net realized gain (loss)	(13,945,956)

Change in unrealized appreciation (depreciation) on:
Investments in securities	21,278,274
Futures contracts	(1,715,941)
Forward foreign currency contracts	(236,526)
Foreign currency translations	19,922
Options written	(712,651)
Securities sold short	19,965

Net change in unrealized appreciation (depreciation)	18,653,043

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,707,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,115,192

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,408,105	$20,780,380
Net realized gain (loss)	(13,945,956)	(39,695,757)
Net change in unrealized appreciation (depreciation)	18,653,043	(113,753,697)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,115,192	(132,669,074)

Distributions to shareholders:	—	—
Class IA	(303,458)	(617,131)
Class IB	(2,592,801)	(6,071,097)
Class K	(8,130,744)	(16,934,161)

Total distributions to shareholders	(11,027,003)	(23,622,389)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 476,302 and 274,684 shares, respectively ]	4,078,388	2,451,214
Capital shares issued in reinvestment of dividends [ 35,374 and 70,057 shares, respectively ]	303,458	617,131
Capital shares repurchased [ (294,683) and (632,606) shares, respectively]	(2,527,647)	(5,548,050)

Total Class IA transactions	1,854,199	(2,479,705)

Class IB
Capital shares sold [ 2,221,944 and 5,100,820 shares, respectively ]	19,134,860	45,381,375
Capital shares issued in reinvestment of dividends [ 301,159 and 687,264 shares, respectively ]	2,592,801	6,071,097
Capital shares repurchased [ (9,632,686) and (7,230,741) shares, respectively]	(83,833,624)	(64,308,760)

Total Class IB transactions	(62,105,963)	(12,856,288)

Class K
Capital shares sold [ 5,125,681 and 3,013,987 shares, respectively ]	43,858,319	25,662,556
Capital shares issued in reinvestment of dividends [ 947,070 and 1,919,641 shares, respectively ]	8,130,744	16,934,161
Capital shares repurchased [ (4,059,656) and (9,866,514) shares, respectively]	(34,798,643)	(89,203,796)

Total Class K transactions	17,190,420	(46,607,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,061,344)	(61,943,072)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,973,155)	(218,234,535)
NET ASSETS:
Beginning of period	877,415,412	1,095,649,947

End of period	$841,442,257	$877,415,412

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022	2021	2020	2019		2018
Net asset value, beginning of period	$8.43		$9.89	$10.20	$9.96	$9.56		$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.18	0.14	0.17	0.23		0.22
Net realized and unrealized gain (loss)	0.04		(1.43)	(0.29)	0.46	0.46		(0.26)

Total from investment operations	0.17		(1.25)	(0.15)	0.63	0.69		(0.04)

Less distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.15)	(0.20)	(0.21)		(0.26)
Distributions from net realized gains	—		—	(0.01)	(0.19)	(0.08)		—

Total dividends and distributions	(0.12)		(0.21)	(0.16)	(0.39)	(0.29)		(0.26)

Net asset value, end of period	$8.48		$8.43	$9.89	$10.20	$9.96		$9.56

Total return (b)	1.81%		(12.71)%	(1.47)%	6.31%	7.33%		(0.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,437		$23,452	$30,369	$30,439	$27,944		$28,429
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85	%(g)	0.85%	0.89%	0.90%	0.93	%(g)	0.96	%(g)
Before waivers (a)(f)	1.00	%(g)	0.98%	0.97%	1.00%	1.03	%(g)	1.06	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.94%		2.02%	1.38%	1.66%	2.35%		2.30%
Before waivers (a)(f)	2.80%		1.89%	1.30%	1.56%	2.24%		2.20%
Portfolio turnover rate^	127	%(z)	251%	246%	324%	314%		312%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022	2021	2020	2019		2018
Net asset value, beginning of period	$8.45		$9.92	$10.23	$9.99	$9.58		$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.18	0.14	0.17	0.23		0.22
Net realized and unrealized gain (loss)	0.06		(1.44)	(0.29)	0.46	0.47		(0.26)

Total from investment operations	0.18		(1.26)	(0.15)	0.63	0.70		(0.04)

Less distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.15)	(0.20)	(0.21)		(0.26)
Distributions from net realized gains	—		—	(0.01)	(0.19)	(0.08)		—

Total dividends and distributions	(0.12)		(0.21)	(0.16)	(0.39)	(0.29)		(0.26)

Net asset value, end of period	$8.51		$8.45	$9.92	$10.23	$9.99		$9.58

Total return (b)	1.93%		(12.77)%	(1.47)%	6.29%	7.42%		(0.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$184,870		$243,815	$300,420	$279,779	$269,676		$253,339
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85	%(g)	0.85%	0.89%	0.90%	0.93	%(g)	0.96	%(g)
Before waivers (a)(f)	1.00	%(g)	0.98%	0.97%	1.00%	1.03	%(g)	1.06	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.92%		2.02%	1.38%	1.67%	2.35%		2.30%
Before waivers (a)(f)	2.77%		1.89%	1.30%	1.57%	2.24%		2.20%
Portfolio turnover rate^	127	%(z)	251%	246%	324%	314%		312%

See Notes to Financial Statements.

1379

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022	2021	2020	2019		2018
Net asset value, beginning of period	$8.44		$9.90	$10.20	$9.97	$9.56		$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.20	0.16	0.20	0.26		0.24
Net realized and unrealized gain (loss)	0.04		(1.43)	(0.28)	0.44	0.47		(0.26)

Total from investment operations	0.18		(1.23)	(0.12)	0.64	0.73		(0.02)

Less distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.17)	(0.22)	(0.24)		(0.28)
Distributions from net realized gains	—		—	(0.01)	(0.19)	(0.08)		—

Total dividends and distributions	(0.13)		(0.23)	(0.18)	(0.41)	(0.32)		(0.28)

Net asset value, end of period	$8.49		$8.44	$9.90	$10.20	$9.97		$9.56

Total return (b)	1.91%		(12.47)%	(1.15)%	6.46%	7.71%		(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$631,135		$610,149	$764,860	$727,277	$608,354		$423,776
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60	%(g)	0.60%	0.64%	0.65%	0.68	%(g)	0.71	%(g)
Before waivers (a)(f)	0.75	%(g)	0.73%	0.72%	0.75%	0.78	%(g)	0.81	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.19%		2.27%	1.63%	1.91%	2.59%		2.55%
Before waivers (a)(f)	3.05%		2.14%	1.55%	1.81%	2.48%		2.45%
Portfolio turnover rate^	127	%(z)	251%	246%	324%	314%		312%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005% for the six months ended June 30, 2023. Includes Interest Expense of 0.06% and 0.03% for the years ended December 31, 2018 and 2019, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1380

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Information Technology	46.5%
Exchange Traded Funds	31.5
Communication Services	9.6
Financials	4.2
Consumer Discretionary	4.2
Repurchase Agreements	2.7
Industrials	2.3
Investment Companies	0.8
Health Care	0.4
Real Estate	0.4
Energy	0.3
Consumer Staples	0.1
Cash and Other	(3.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class IA
Actual	$1,000.00	$1,325.90	$6.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91
Class IB
Actual	1,000.00	1,326.30	6.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91
Class K
Actual	1,000.00	1,327.70	5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.18%, 1.18% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Entertainment (1.8%)
Activision Blizzard, Inc.*	24,291	$2,047,731
Electronic Arts, Inc.	40,553	5,259,724
NetEase, Inc.	64,300	1,249,524
Netflix, Inc.*	19,966	8,794,823
Playtika Holding Corp.*	3,104	36,007
ROBLOX Corp., Class A*	12,557	506,047
Take-Two Interactive Software, Inc.*	5,384	792,310
Ubisoft Entertainment SA*	84,825	2,397,669
Universal Music Group NV	96,277	2,139,042
Walt Disney Co. (The)*	7,989	713,258
Warner Music Group Corp., Class A	90,134	2,351,596

		26,287,731

Interactive Media & Services (7.4%)
Alphabet, Inc., Class A*	560,591	67,102,743
Alphabet, Inc., Class C*	95,904	11,601,507
Autohome, Inc. (ADR)	45,308	1,321,181
Bumble, Inc., Class A*	3,363	56,431
Cargurus, Inc., Class A*	96,322	2,179,767
IAC, Inc.*	2,593	162,840
Match Group, Inc.*	9,455	395,692
Meta Platforms, Inc., Class A*	84,904	24,365,750
Pinterest, Inc., Class A*	20,180	551,721
Shutterstock, Inc.	820	39,909
Snap, Inc., Class A*	33,861	400,914
TripAdvisor, Inc.*	74,471	1,228,027
Trustpilot Group plc (m)*	533,033	461,333
Yelp, Inc., Class A*	2,337	85,090
Z Holdings Corp.	637,700	1,539,980
Ziff Davis, Inc.*	1,605	112,446
ZipRecruiter, Inc., Class A*	1,643	29,180
ZoomInfo Technologies, Inc., Class A*	9,153	232,395

		111,866,906

Media (0.2%)
Charter Communications, Inc., Class A*	9,572	3,516,466

Wireless Telecommunication Services (0.2%)
SK Telecom Co. Ltd.	71,254	2,517,133

Total Communication Services		144,188,236

Consumer Discretionary (4.2%)
Broadline Retail (2.5%)
Alibaba Group Holding Ltd. (ADR)*	53,524	4,461,225
Amazon.com, Inc.*	209,004	27,245,761
MercadoLibre, Inc.*	3,255	3,855,873
Rakuten Group, Inc.	379,800	1,322,846

		36,885,705

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A (x)*	45,735	5,861,398
Amadeus IT Group SA*	23,196	1,768,492
Deliveroo plc, Class A (m)*	1,563,693	2,274,533
Expedia Group, Inc.*	33,785	3,695,741
Just Eat Takeaway.com NV (m)*	79,731	1,223,169
Trainline plc(m)*	1,815,852	6,007,803
Trip.com Group Ltd.*	83,150	2,909,008
Trip.com Group Ltd. (ADR)*	54,078	1,892,730

		25,632,874

Total Consumer Discretionary		62,518,579

Consumer Staples (0.1%)
Consumer Staples Distribution & Retail (0.1%)
Ocado Group plc*	198,237	1,432,179

Total Consumer Staples		1,432,179

Energy (0.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co., Class A	159,028	5,026,875

Total Energy		5,026,875

Financials (4.2%)
Capital Markets (0.2%)
CME Group, Inc.	16,216	3,004,663

Financial Services (4.0%)
Adyen NV (m)*	1,153	1,997,704
Block, Inc., Class A*	143,571	9,557,521
Fidelity National Information Services, Inc.	124,155	6,791,278
Fiserv, Inc.*	30,445	3,840,637
FleetCor Technologies, Inc.*	23,554	5,913,938
Global Payments, Inc.	55,382	5,456,235
Visa, Inc., Class A	68,241	16,205,873
WEX, Inc.*	38,137	6,943,604
Worldline SA (m)*	116,880	4,277,793

		60,984,583

Total Financials		63,989,246

Health Care (0.4%)
Health Care Equipment & Supplies (0.4%)
Hoya Corp.	53,556	6,388,663

Total Health Care		6,388,663

Industrials (2.3%)
Aerospace & Defense (0.4%)
Rolls-Royce Holdings plc*	3,150,643	6,051,169

Electrical Equipment (0.2%)
Acuity Brands, Inc.	7,951	1,296,649
Ushio, Inc.	104,300	1,408,751

		2,705,400

Ground Transportation (0.1%)
Full Truck Alliance Co. Ltd. (ADR)*	54,013	335,961
Uber Technologies, Inc.*	23,103	997,356

		1,333,317

Industrial Conglomerates (0.3%)
Samsung C&T Corp.	36,185	2,910,598
SK Square Co. Ltd.*	41,298	1,392,107

		4,302,705

Machinery (0.1%)
Nabtesco Corp. (x)	60,000	1,324,526

See Notes to Financial Statements.

1382

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
THK Co. Ltd.	52,400	$1,079,029

		2,403,555

Professional Services (1.1%)
Ceridian HCM Holding, Inc.*	125,422	8,399,511
Concentrix Corp.	10,716	865,317
Genpact Ltd.	147,693	5,548,826
Teleperformance	10,796	1,812,386

		16,626,040

Trading Companies & Distributors (0.1%)
Rexel SA	64,469	1,594,063

Total Industrials		35,016,249

Information Technology (46.5%)
Communications Equipment (3.2%)
Accton Technology Corp.	324,000	3,671,829
ADTRAN Holdings, Inc.	2,430	25,588
Arista Networks, Inc.*	65,422	10,602,289
Aviat Networks, Inc.*	369	12,314
Calix, Inc.*	1,956	97,624
Cambium Networks Corp.*	390	5,936
Ciena Corp.*	51,479	2,187,343
Cisco Systems, Inc.	139,074	7,195,689
Clearfield, Inc. (x)*	429	20,313
CommScope Holding Co., Inc.*	7,123	40,102
Digi International, Inc.*	1,218	47,977
Extreme Networks, Inc.*	4,380	114,099
F5, Inc.*	2,053	300,272
Harmonic, Inc.*	215,728	3,488,322
Infinera Corp.*	6,664	32,187
Juniper Networks, Inc.	69,581	2,179,973
Lumentum Holdings, Inc. (x)*	2,332	132,294
Motorola Solutions, Inc.	5,695	1,670,230
NETGEAR, Inc.*	986	13,962
NetScout Systems, Inc.*	2,289	70,845
Nokia OYJ (ADR)(x)	1,150,764	4,787,178
Ribbon Communications, Inc.*	3,060	8,537
Telefonaktiebolaget LM Ericsson, Class B	1,992,353	10,866,435
Viasat, Inc.*	2,593	106,987
Viavi Solutions, Inc.*	7,553	85,575

		47,763,900

Electronic Equipment, Instruments & Components (2.9%)
Advanced Energy Industries, Inc.	1,274	141,987
Amphenol Corp., Class A	20,214	1,717,179
Arrow Electronics, Inc.*	1,918	274,715
Avnet, Inc.	3,103	156,547
Badger Meter, Inc.	995	146,822
Belden, Inc.	1,445	138,214
Benchmark Electronics, Inc.	1,209	31,229
CDW Corp.	4,577	839,880
Celestica, Inc.*	3,466	50,257
Cognex Corp.	5,860	328,277
Coherent Corp.*	4,733	241,284
Corning, Inc.	131,978	4,624,509
CTS Corp.	1,070	45,614
E Ink Holdings, Inc.	504,000	3,667,447
ePlus, Inc.*	913	51,402
Fabrinet*	1,232	160,012
Flex Ltd.*	371,273	10,261,986
Hamamatsu Photonics KK	77,300	3,794,647
Hollysys Automation Technologies Ltd. (x)*	57,798	1,016,667
Hon Hai Precision Industry Co. Ltd.	671,000	2,442,275
Insight Enterprises, Inc.*	983	143,852
IPG Photonics Corp.*	1,060	143,969
Itron, Inc.*	1,542	111,178
Jabil, Inc.	4,505	486,225
Keysight Technologies, Inc.*	6,049	1,012,905
Knowles Corp.*	3,102	56,022
Littelfuse, Inc.	843	245,574
Methode Electronics, Inc.	1,221	40,928
Mirion Technologies, Inc., Class A*	4,125	34,856
Murata Manufacturing Co. Ltd.	52,900	3,035,394
National Instruments Corp.	4,465	256,291
Novanta, Inc.*	1,216	223,866
OSI Systems, Inc.*	528	62,214
PC Connection, Inc.	383	17,273
Plexus Corp.*	938	92,149
Rogers Corp.*	632	102,340
Sanmina Corp.*	1,981	119,395
TD SYNNEX Corp.	1,409	132,446
TE Connectivity Ltd.	10,700	1,499,712
Teledyne Technologies, Inc.*	1,598	656,954
Trimble, Inc.*	55,284	2,926,735
TTM Technologies, Inc.*	3,483	48,414
Vishay Intertechnology, Inc.	4,332	127,361
Vontier Corp.	5,284	170,198
Yokogawa Electric Corp.	87,300	1,602,105
Zebra Technologies Corp., Class A*	1,747	516,815

		43,996,121

IT Services (3.1%)
Accenture plc, Class A	27,159	8,380,724
Akamai Technologies, Inc.*	27,791	2,497,577
Capgemini SE	5,496	1,041,169
CGI, Inc.*	7,099	748,448
Cloudflare, Inc., Class A*	9,830	642,587
Cognizant Technology Solutions Corp., Class A	54,882	3,582,697
DigitalOcean Holdings, Inc. (x)*	1,899	76,226
DXC Technology Co.*	7,731	206,572
EPAM Systems, Inc.*	1,966	441,859
Fastly, Inc., Class A*	3,924	61,881
Gartner, Inc.*	2,684	940,232
GoDaddy, Inc., Class A*	43,527	3,270,184
Grid Dynamics Holdings, Inc.*	1,780	16,465
International Business Machines Corp.	30,833	4,125,764
Kyndryl Holdings, Inc.*	6,952	92,323
MongoDB, Inc., Class A*	2,378	977,334
Okta, Inc., Class A*	31,316	2,171,765
Perficient, Inc.*	1,182	98,496
Shopify, Inc., Class A*	40,727	2,630,964
Snowflake, Inc., Class A*	39,982	7,036,032
Squarespace, Inc., Class A*	123,846	3,906,103
Thoughtworks Holding, Inc. (x)*	2,262	17,078
Twilio, Inc., Class A*	5,952	378,666
VeriSign, Inc.*	18,419	4,162,141

		47,503,287

See Notes to Financial Statements.

1383

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (16.7%)
Advanced Micro Devices, Inc.*	231,939	$26,420,171
AEM Holdings Ltd.	235,300	648,693
Allegro MicroSystems, Inc.*	2,213	99,895
Alphawave IP Group plc (x)*	919,853	1,679,696
Ambarella, Inc.*	1,277	106,847
Amkor Technology, Inc.	3,419	101,715
ams-OSRAM AG*	289,959	2,087,919
Analog Devices, Inc.	17,176	3,346,057
Applied Materials, Inc.	76,731	11,090,699
ASMPT Ltd.	477,000	4,712,330
ASPEED Technology, Inc.	28,000	2,583,906
Axcelis Technologies, Inc.*	1,111	203,680
Broadcom, Inc.	14,157	12,280,207
Cirrus Logic, Inc.*	1,876	151,975
Cohu, Inc.*	1,613	67,036
Credo Technology Group Holding Ltd.*	3,127	54,222
Diodes, Inc.*	1,552	143,544
Enphase Energy, Inc.*	4,653	779,284
Entegris, Inc.	5,082	563,187
First Solar, Inc.*	3,374	641,364
FormFactor, Inc.*	2,619	89,622
Ichor Holdings Ltd.*	986	36,975
Impinj, Inc. (x)*	742	66,520
Intel Corp.	172,868	5,780,706
KLA Corp.	35,375	17,157,583
Kulicke & Soffa Industries, Inc.	1,921	114,203
Lam Research Corp.	4,562	2,932,727
Lattice Semiconductor Corp.*	4,674	449,031
MACOM Technology Solutions Holdings, Inc.*	1,757	115,136
Marvell Technology, Inc.	104,167	6,227,103
MaxLinear, Inc., Class A*	2,498	78,837
MediaTek, Inc.	169,000	3,751,321
Microchip Technology, Inc.	18,600	1,666,374
Micron Technology, Inc.	145,427	9,177,898
MKS Instruments, Inc.	1,949	210,687
Monolithic Power Systems, Inc.	1,530	826,552
NVIDIA Corp.	65,911	27,881,671
NXP Semiconductors NV	43,932	8,992,002
ON Semiconductor Corp.*	116,074	10,978,279
Onto Innovation, Inc.*	1,662	193,573
PDF Solutions, Inc.*	1,015	45,776
Power Integrations, Inc.	1,947	184,322
Qorvo, Inc.*	54,042	5,513,905
QUALCOMM, Inc.	120,398	14,332,178
Rambus, Inc.*	3,695	237,108
Rohm Co. Ltd.	45,130	4,265,598
Semtech Corp.*	2,171	55,274
Silergy Corp.	179,000	2,238,117
Silicon Laboratories, Inc.*	1,086	171,306
SiTime Corp.*	559	65,945
SK Hynix, Inc.	26,927	2,374,272
Skyworks Solutions, Inc.	49,607	5,490,999
SolarEdge Technologies, Inc.*	1,913	514,693
SUMCO Corp.	152,500	2,158,439
Synaptics, Inc.*	1,342	114,580
Taiwan Semiconductor Manufacturing Co. Ltd.	667,000	12,429,764
Teradyne, Inc.	5,264	586,041
Texas Instruments, Inc.	182,237	32,806,305
Ultra Clean Holdings, Inc.*	1,517	58,344
Ulvac, Inc. (x)	65,000	2,766,097
Universal Display Corp.	1,479	213,168
Wolfspeed, Inc. (x)*	25,762	1,432,110

		252,543,568

Software (16.7%)
A10 Networks, Inc.	2,185	31,879
ACI Worldwide, Inc.*	3,678	85,219
Adeia, Inc.	3,610	39,746
Adobe, Inc.*	15,576	7,616,508
Agilysys, Inc.*	676	46,401
Alarm.com Holdings, Inc.*	1,692	87,443
Altair Engineering, Inc., Class A*	1,813	137,498
Alteryx, Inc., Class A*	2,124	96,430
ANSYS, Inc.*	2,943	971,985
Appfolio, Inc., Class A*	649	111,719
Appian Corp., Class A*	1,414	67,306
AppLovin Corp., Class A (x)*	4,279	110,099
Asana, Inc., Class A*	2,672	58,891
Aspen Technology, Inc.*	991	166,102
Atlassian Corp., Class A*	5,157	865,396
Autodesk, Inc.*	36,850	7,539,879
Bentley Systems, Inc., Class B	51,519	2,793,875
BILL Holdings, Inc.*	3,251	379,879
Black Knight, Inc.*	5,323	317,943
Blackbaud, Inc.*	1,536	109,332
BlackBerry Ltd.*	17,823	98,561
BlackLine, Inc.*	1,869	100,590
Box, Inc., Class A*	4,899	143,933
Braze, Inc., Class A (x)*	1,301	56,971
C3.ai, Inc., Class A (x)*	2,953	107,578
Cadence Design Systems, Inc.*	9,259	2,171,421
Cerence, Inc.*	1,368	39,987
Clear Secure, Inc., Class A	2,789	64,621
CommVault Systems, Inc.*	1,493	108,422
Confluent, Inc., Class A*	6,376	225,137
Consensus Cloud Solutions, Inc.*	594	18,414
Crowdstrike Holdings, Inc., Class A*	7,610	1,117,681
Datadog, Inc., Class A*	8,551	841,247
Descartes Systems Group, Inc. (The)*	2,885	231,117
Digital Turbine, Inc.*	3,065	28,443
DocuSign, Inc., Class A*	6,869	350,937
Dolby Laboratories, Inc., Class A	2,017	168,783
DoubleVerify Holdings, Inc.*	2,992	116,449
Dropbox, Inc., Class A*	9,234	246,271
Dynatrace, Inc.*	7,361	378,871
E2open Parent Holdings, Inc.*	5,852	32,771
Elastic NV*	49,147	3,151,306
Envestnet, Inc.*	1,847	109,619
ESI Group (x)*	1,756	283,745
Everbridge, Inc.*	1,376	37,014
Fair Isaac Corp.*	849	687,019
Five9, Inc.*	26,340	2,171,733
Fortinet, Inc.*	22,129	1,672,731
Freshworks, Inc., Class A*	5,705	100,294
Gen Digital, Inc.	19,314	358,275
Gitlab, Inc., Class A (x)*	2,239	114,435
Guidewire Software, Inc.*	62,375	4,745,490

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
HashiCorp, Inc., Class A*	98,852	$2,587,945
HubSpot, Inc.*	12,675	6,744,241
Informatica, Inc., Class A*	129,188	2,389,978
Intapp, Inc.*	755	31,642
InterDigital, Inc.	908	87,667
Intuit, Inc.	9,526	4,364,718
Jamf Holding Corp. (x)*	1,557	30,393
Lightspeed Commerce, Inc.*	4,619	78,153
LiveRamp Holdings, Inc.*	2,197	62,746
Manhattan Associates, Inc.*	2,106	420,947
Marathon Digital Holdings, Inc. (x)*	5,684	78,780
Matterport, Inc.*	7,735	24,365
MeridianLink, Inc. (x)*	684	14,227
Microsoft Corp.	265,350	90,362,289
MicroStrategy, Inc., Class A (x)*	374	128,065
Model N, Inc.*	1,164	41,159
N-able, Inc.*	2,287	32,956
nCino, Inc. (x)*	2,628	79,155
NCR Corp.*	4,767	120,128
New Relic, Inc.*	1,988	130,095
Nutanix, Inc., Class A*	101,203	2,838,744
Open Text Corp.	9,193	381,969
Oracle Corp.	52,253	6,222,810
PagerDuty, Inc.*	2,845	63,956
Palantir Technologies, Inc., Class A*	60,841	932,693
Palo Alto Networks, Inc.*	37,646	9,618,929
Pegasystems, Inc.	14,623	720,914
PowerSchool Holdings, Inc., Class A*	1,383	26,471
Procore Technologies, Inc.*	2,385	155,192
Progress Software Corp.	1,470	85,407
PROS Holdings, Inc.*	1,407	43,336
PTC, Inc.*	16,628	2,366,164
Q2 Holdings, Inc.*	1,976	61,058
Qualys, Inc.*	1,140	147,254
Rapid7, Inc.*	2,049	92,779
RingCentral, Inc., Class A*	2,650	86,735
Riot Platforms, Inc. (x)*	5,944	70,258
Roper Technologies, Inc.	3,620	1,740,496
Sage Group plc (The)	94,116	1,105,596
Salesforce, Inc.*	107,286	22,665,240
Samsara, Inc., Class A*	4,172	115,606
SAP SE	60,608	8,275,652
SentinelOne, Inc., Class A*	121,067	1,828,112
ServiceNow, Inc.*	21,460	12,059,876
Smartsheet, Inc., Class A*	4,512	172,629
SolarWinds Corp.*	1,611	16,529
Splunk, Inc.*	47,687	5,059,114
Sprinklr, Inc., Class A*	2,670	36,926
Sprout Social, Inc., Class A*	1,631	75,287
SPS Commerce, Inc.*	1,241	238,346
Synopsys, Inc.*	5,172	2,251,941
Temenos AG (Registered)	7,390	588,409
Tenable Holdings, Inc.*	3,899	169,801
Teradata Corp.*	3,432	183,303
Tyler Technologies, Inc.*	1,424	593,053
UiPath, Inc., Class A*	12,175	201,740
Unity Software, Inc. (x)*	7,585	329,341
Varonis Systems, Inc., Class B*	3,725	99,271
Verint Systems, Inc.*	2,182	76,501
VMware, Inc., Class A*	7,129	1,024,366
Workday, Inc., Class A*	65,077	14,700,244
Workiva, Inc., Class A*	1,581	160,724
Zeta Global Holdings Corp., Class A*	4,415	37,704
Zoom Video Communications, Inc., Class A*	55,398	3,760,416
Zscaler, Inc.*	2,907	425,294
Zuora, Inc., Class A*	4,261	46,743

		251,475,974

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	230,746	44,757,802
Avid Technology, Inc.*	1,133	28,891
Corsair Gaming, Inc.*	1,386	24,588
Dell Technologies, Inc., Class C	8,693	470,378
Hewlett Packard Enterprise Co.	44,001	739,217
HP, Inc.	29,435	903,949
IonQ, Inc. (x)*	5,187	70,180
NetApp, Inc.	7,263	554,893
Pure Storage, Inc., Class A*	9,806	361,057
Samsung Electronics Co. Ltd.	70,804	3,902,464
Samsung Electronics Co. Ltd. (Preference) (q)	113,686	5,159,629
Seagate Technology Holdings plc	6,470	400,299
Super Micro Computer, Inc.*	1,551	386,587
Western Digital Corp.*	10,863	412,033
Xerox Holdings Corp.	3,837	57,133

		58,229,100

Total Information Technology		701,511,950

Real Estate (0.4%)
Specialized REITs (0.4%)
Crown Castle, Inc. (REIT)	46,644	5,314,617

Total Real Estate		5,314,617

Total Common Stocks (68.0%) (Cost $719,121,762)		1,025,386,594

EXCHANGE TRADED FUNDS (ETF):
Equity (31.5%)
iShares Expanded Tech Sector ETF (x)‡	403,150	158,385,541
Technology Select Sector SPDR Fund (x)	913,500	158,821,110
Vanguard Information Technology ETF (x)	359,000	158,735,440

Total Exchange Traded Funds (31.5%) (Cost $83,411,480)		475,942,091

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.99% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.00% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		12,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $1,301,389, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $1,326,858. (xx)	$1,300,841	$1,300,841
MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $39,691,763, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $40,490,395. (xx)	39,675,000	39,675,000

Total Repurchase Agreements		40,975,841

Total Short-Term Investments (3.5%) (Cost $52,975,841)		52,975,841

Total Investments in Securities (103.0%) (Cost $855,509,083)		1,554,304,526
Other Assets Less Liabilities (-3.0%)		(45,660,358)

Net Assets (100%)		$1,508,644,168

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $16,242,335 or 1.1% of net assets.

(x)	All or a portion of security is on loan at June 30, 2023.
(xx)

At June 30, 2023, the Portfolio had loaned securities with a total value of $55,865,115. This was collateralized by $3,390,512 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 8/15/23 - 5/15/53 and by cash of $52,975,841 which was subsequently invested in investment companies and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF(x)	403,150	130,522,000	–	(20,007,721)	(369,800)	48,241,062	158,385,541	220,061	–

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$133,883,555	$10,304,681	$—	$144,188,236
Consumer Discretionary	47,012,728	15,505,851	—	62,518,579
Consumer Staples	—	1,432,179	—	1,432,179
Energy	5,026,875	—	—	5,026,875
Financials	57,713,749	6,275,497	—	63,989,246
Health Care	—	6,388,663	—	6,388,663
Industrials	17,443,620	17,572,629	—	35,016,249
Information Technology	610,379,002	91,132,948	—	701,511,950
Real Estate	5,314,617	—	—	5,314,617
Exchange Traded Funds	475,942,091	—	—	475,942,091
Short-Term Investments
Investment Companies	12,000,000	—	—	12,000,000
Repurchase Agreements	—	40,975,841	—	40,975,841

Total Assets	$1,364,716,237	$189,588,289	$—	$1,554,304,526

Total Liabilities	$—	$—	$—	$—

Total	$1,364,716,237	$189,588,289	$—	$1,554,304,526

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(1,570)	$(1,570)

Total	$(1,570)	$(1,570)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$359,070

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$530,457,299
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$563,925,526

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$687,361,223
Aggregate gross unrealized depreciation	(26,576,390)

Net unrealized appreciation	$660,784,833

Federal income tax cost of investments in securities and derivative instruments, if applicable	$893,519,693

For the six months ended June 30, 2023, the Portfolio incurred approximately $1,656 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $41,384,743)	$158,385,541
Unaffiliated Issuers (Cost $773,148,499)	1,354,943,144
Repurchase Agreements (Cost $40,975,841)	40,975,841
Cash	9,390,338
Foreign cash (Cost $86,141)	86,129
Receivable for securities sold	1,172,897
Dividends, interest and other receivables	1,002,594
Receivable for Portfolio shares sold	470,666
Due from Custodian	60,629
Securities lending income receivable	27,432
Other assets	15,411

Total assets	1,566,530,622

LIABILITIES
Payable for return of collateral on securities loaned	52,975,841
Payable for securities purchased	3,066,208
Investment management fees payable	942,366
Payable for Portfolio shares repurchased	337,927
Distribution fees payable – Class IB	291,126
Administrative fees payable	155,506
Distribution fees payable – Class IA	8,424
Accrued expenses	109,056

Total liabilities	57,886,454

NET ASSETS	$1,508,644,168

Net assets were comprised of:
Paid in capital	$782,338,580
Total distributable earnings (loss)	726,305,588

Net assets	$1,508,644,168

Class IA
Net asset value, offering and redemption price per share, $41,791,511 / 1,298,782 shares outstanding (unlimited amount authorized: $0.01 par value)	$32.18

Class IB
Net asset value, offering and redemption price per share, $1,442,904,087 / 47,658,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.28

Class K
Net asset value, offering and redemption price per share, $23,948,570 / 714,663 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.51

(x)	Includes value of securities on loan of $55,865,115.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends ($220,061 of dividend income received from affiliates) (net of $243,938 foreign withholding tax)	$5,623,501
Interest	218,048
Securities lending (net)	88,482

Total income	5,930,031

EXPENSES
Investment management fees	6,157,122
Distribution fees – Class IB	1,587,532
Administrative fees	848,407
Custodian fees	78,768
Professional fees	55,275
Distribution fees – Class IA	46,090
Printing and mailing expenses	40,444
Trustees’ fees	19,800
Miscellaneous	15,325

Gross expenses	8,848,763
Less: Waiver from investment manager	(1,033,484)

Net expenses	7,815,279

NET INVESTMENT INCOME (LOSS)	(1,885,248)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(369,800) realized gain (loss) from affiliates)	77,043,654
Forward foreign currency contracts	(1,570)
Foreign currency transactions	(102,242)

Net realized gain (loss)	76,939,842

Change in unrealized appreciation (depreciation) on:
Investments in securities ($48,241,062 of change in unrealized appreciation (depreciation) from affiliates)	299,183,713
Foreign currency translations	(2,855)

Net change in unrealized appreciation (depreciation)	299,180,858

NET REALIZED AND UNREALIZED GAIN (LOSS)	376,120,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$374,235,452

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,885,248)	$(7,591,313)
Net realized gain (loss)	76,939,842	31,563,084
Net change in unrealized appreciation (depreciation)	299,180,858	(744,432,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	374,235,452	(720,460,727)

Distributions to shareholders:	—	—
Class IA	—	(3,513,307)
Class IB	—	(126,716,784)
Class K	—	(1,810,198)

Total distributions to shareholders	—	(132,040,289)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 196,370 and 736,874 shares, respectively ]	5,457,781	22,869,683
Capital shares issued in reinvestment of dividends and distributions [ 0 and 132,238 shares, respectively ]	—	3,513,307
Capital shares repurchased [ (259,022) and (739,950) shares, respectively]	(7,036,375)	(22,791,597)

Total Class IA transactions	(1,578,594)	3,591,393

Class IB
Capital shares sold [ 2,134,317 and 4,694,804 shares, respectively ]	57,288,723	141,811,090
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,060,680 shares, respectively ]	—	126,716,784
Capital shares repurchased [ (3,171,959) and (7,643,338) shares, respectively]	(84,444,002)	(231,317,523)

Total Class IB transactions	(27,155,279)	37,210,351

Class K
Capital shares sold [ 154,623 and 290,162 shares, respectively ]	4,687,490	9,722,921
Capital shares issued in reinvestment of dividends and distributions [ 0 and 65,543 shares, respectively ]	—	1,810,198
Capital shares repurchased [ (146,546) and (342,337) shares, respectively]	(4,251,973)	(11,669,565)

Total Class K transactions	435,517	(136,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,298,356)	40,665,298

TOTAL INCREASE (DECREASE) IN NET ASSETS	345,937,096	(811,835,718)
NET ASSETS:
Beginning of period	1,162,707,072	1,974,542,790

End of period	$1,508,644,168	$1,162,707,072

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IA			2022		2021	2020	2019	2018
Net asset value, beginning of period	$24.27		$42.88		$40.24	$30.86	$24.48	$26.79

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.17)		(0.31)	(0.18)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	7.95		(15.64)		8.57	16.32	9.26	0.98

Total from investment operations	7.91		(15.81)		8.26	16.14	9.16	0.87

Less distributions:
Dividends from net investment income	—		—		—	— #	— #	—
Distributions from net realized gains	—		(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Total dividends and distributions	—		(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Net asset value, end of period	$32.18		$24.27		$42.88	$40.24	$30.86	$24.48

Total return (b)	32.59%		(37.28)%		20.82%	53.28%	37.84%	2.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,792		$33,037		$52,839	$45,002	$28,567	$23,255
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18%		1.18%		1.18%	1.19%	1.20%	1.24%
Before waivers (a)(f)	1.34%		1.33%		1.31%	1.33%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.29)%		(0.54)%		(0.72)%	(0.50)%	(0.32)%	(0.36)%
Before waivers (a)(f)	(0.44)%		(0.69)%		(0.84)%	(0.64)%	(0.46)%	(0.48)%
Portfolio turnover rate^	40	%(z)	67	%(h)	47%	78%	52%	52%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class IB			2022		2021	2020	2019	2018
Net asset value, beginning of period	$22.83		$40.59		$38.35	$29.63	$23.58	$25.92

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.16)		(0.30)	(0.18)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	7.49		(14.80)		8.16	15.66	8.92	0.95

Total from investment operations	7.45		(14.96)		7.86	15.48	8.83	0.84

Less distributions:
Dividends from net investment income	—		—		—	— #	— #	—
Distributions from net realized gains	—		(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Total dividends and distributions	—		(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Net asset value, end of period	$30.28		$22.83		$40.59	$38.35	$29.63	$23.58

Total return (b)	32.63%		(37.29)%		20.81%	53.26%	37.88%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,442,904		$1,111,836		$1,890,978	$1,736,384	$1,228,141	$975,006
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18%		1.18%		1.18%	1.19%	1.20%	1.24%
Before waivers (a)(f)	1.34%		1.33%		1.31%	1.33%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.29)%		(0.54)%		(0.72)%	(0.50)%	(0.32)%	(0.37)%
Before waivers (a)(f)	(0.44)%		(0.69)%		(0.84)%	(0.64)%	(0.46)%	(0.48)%
Portfolio turnover rate^	40	%(z)	67	%(h)	47%	78%	52%	52%

See Notes to Financial Statements.

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	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021	2020	2019	2018
Net asset value, beginning of period	$25.24		$44.32		$41.33	$31.55	$24.97	$27.28

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.09)		(0.21)	(0.10)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	8.27		(16.19)		8.82	16.73	9.46	0.99

Total from investment operations	8.27		(16.28)		8.61	16.63	9.44	0.95

Less distributions:
Dividends from net investment income	—		—		—	(0.09)	(0.08)	(0.08)
Distributions from net realized gains	—		(2.80)		(5.62)	(6.76)	(2.78)	(3.18)

Total dividends and distributions	—		(2.80)		(5.62)	(6.85)	(2.86)	(3.26)

Net asset value, end of period	$33.51		$25.24		$44.32	$41.33	$31.55	$24.97

Total return (b)	32.77%		(37.13)%		21.12%	53.66%	38.19%	2.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,949		$17,834		$30,726	$27,958	$21,835	$15,384
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93%		0.93%		0.93%	0.94%	0.95%	0.99%
Before waivers (a)(f)	1.09%		1.08%		1.06%	1.08%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.03)%		(0.29)%		(0.47)%	(0.26)%	(0.07)%	(0.12)%
Before waivers (a)(f)	(0.19)%		(0.44)%		(0.59)%	(0.40)%	(0.21)%	(0.23)%
Portfolio turnover rate^	40	%(z)	67	%(h)	47%	78%	52%	52%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Trust offered ninety-nine portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Effective January 1, 2023, Equitable Investment Management, LLC (“EIM II”), an affiliate of EIM, became the administrator for the Trust and the Portfolios. The transfer of administration services to EIM II did not result in any change in the nature, scope or quality of the administration services being provided to the Trust and the Portfolios, or the personnel providing such services, and did not result in any change in the administration fees paid by the Portfolios.

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio and Equitable Moderate Growth MF/ETF Portfolio is a type of mutual fund often described as a “fund-of-funds”. Each Portfolio pursues its investment objectives by investing exclusively in other mutual funds managed by EIM and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/ Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The Strategic Allocation Series Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by EIM.

Each of the 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio, (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/ searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser

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Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of EQ Premier VIP Trust, a separate registered investment company managed by EIM.

EIM contributed seed capital to the Portfolios listed below:

Portfolios:	Commencement Date	Class	Seed capital
Equitable Moderate Growth MF/ETF	2/14/2022	IB	$100,000
Equitable Moderate Growth MF/ETF	2/14/2022	K	9,900,000
Equitable Growth MF/ETF	2/14/2022	IB	100,000
Equitable Growth MF/ETF	2/14/2022	K	9,900,000
EQ/AB Sustainable U.S.Thematic	2/14/2022	IB	100,000
EQ/AB Sustainable U.S.Thematic	2/14/2022	K	9,900,000
EQ/Intermediate Corporate Bond	4/3/2023	IB	100,000
EQ/Intermediate Corporate Bond	4/3/2023	K	24,900,000

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

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EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Equitable Conservative Growth MF/ETF Portfolio — Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

Equitable Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio, (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long- term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/AB Sustainable U.S. Thematic Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth ESG Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long- term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC (“FIAM”)) — Seeks to achieve long-term capital appreciation.

EQ/Franklin Moderate Allocation Portfolio (sub-advised by Franklin Advisers) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Corporate Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Credit Corporate 5-10 Year Index (“Corporate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Corporate Bond Index.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, Inc., GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Polen Capital Management, LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

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EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc., and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by BNY Mellon Investment Adviser, Inc.) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation.

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EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock, DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB, FIAM and Wellington) — Seeks to achieve long-term growth of capital. Effective February 10, 2023, FIAM became a Sub-Adviser to an allocated portion of the Portfolio.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

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Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the fair value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of the Trust. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated EIM, the investment adviser to the Trust, as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

EIM has appointed Equitable Investment Management, LLC (the “Administrator”) to oversee the calculation of the NAV of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

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Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2023, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any,

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June 30, 2023 (Unaudited)

are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Foreign Taxes:

The Portfolio may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, all or a portion of which may be recoverable. Each Portfolio applies for refunds where available. The Portfolio will accrue such taxes and recoveries as applicable, based on their current interpretation of the tax rules and regulations that exist in the markets in which they invest.

As a result of several court rulings in certain European countries, the Portfolio may also file withholding tax reclaims in certain jurisdictions to recover all or a portion of amounts withheld in prior period that may now be reclaimable. Any payments received on such withholding tax reclaims are included in Other Income in the Statements of Operations and are recorded when the amount is known and there are no significant uncertainties on collectability.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2022. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

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June 30, 2023 (Unaudited)

Offering costs incurred during the six months ended June 30, 2023 by the Portfolios shown below were:

Portfolios:	Amount
EQ/Intermediate Corporate Bond	$106,867

Offering costs incurred during the year ended December 31, 2022 by the Portfolios shown below were:

Portfolios:	Amounts
Equitable Moderate Growth MF/ETF	$64,838
Equitable Growth MF/ETF	63,627
EQ/AB Sustainable U.S.Thematic	65,754

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2022, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

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June 30, 2023 (Unaudited)

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market declares and distributes daily and Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. For the Portfolios, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/MFS Utilities Series, EQ/PIMCO Global Real Return and Multimanager Aggressive Equity), capital loss carryforwards (Equitable Moderate Growth MF/ETF, Equitable Growth MF/ETF, 1290 VT Convertible Securities, 1290 VT DoubleLine Opportunistic Bond, 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Natural Resources, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/ClearBridge Select Equity Managed Volatility, EQ/Core Bond Index, EQ/Franklin Moderate Allocation, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/Lazard Emerging Markets Equity, EQ/Long-Term Bond, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, EQ/T. Rowe Price Growth Stock, EQ/Wellington Energy and Multimanager Core Bond), deferral of losses on offsetting positions (ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/500 Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Moderate Allocation, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility and Multimanager Aggressive Equity), investments in passive foreign investment companies (1290 VT Real Estate, ATM International Managed Volatility, EQ/International Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Equity Index, EQ/International Value Managed Volatility and EQ/MFS Utilities Series), ishares Trust (EQ/All Asset Growth Allocation), partnership basis adjustments (1290 VT Multi-Alternative Strategies and 1290 VT Small Cap Value), post-October loss deferrals (1290 VT Convertible Securities, 1290 VT Micro Cap, ATM International Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/American Century Mid Cap Value, EQ/ClearBridge Select Equity Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Goldman Sachs Mid Cap Value, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Global, EQ/JPMorgan Growth Allocation, EQ/MFS Technology, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, Multimanager Aggressive Equity and Multimanager Technology) and wash sale loss deferrals (1290 VT Moderate Growth Allocation, 1290 VT Micro Cap, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/American Century Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return,

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Multimanager Aggressive Equity and Multimanager Technology). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended December 31, 2022 and December 31, 2021 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2022 are presented in the following table:

	Year Ended December 31, 2022		As of December 31, 2022		Year Ended December 31, 2021
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$5,928,365	$31,264,361	$179,301	$5,949,429	$26,419,330	$58,177,510
EQ/Ultra Conservative Strategy	21,208,349	17,038,447	683,496	4,543,971	19,398,238	15,804,234
EQ/Conservative Strategy	6,636,003	18,436,081	—	1,124,057	13,135,766	22,745,594
EQ/Conservative Growth Strategy	11,714,383	64,107,498	—	9,925,696	28,185,509	73,935,365
EQ/Balanced Strategy	35,858,152	146,148,599	—	20,831,661	93,465,918	154,163,761
EQ/Moderate Growth Strategy	54,438,667	434,531,265	—	67,319,230	175,897,320	451,817,734
EQ/Growth Strategy	43,345,373	357,021,426	—	62,564,266	160,322,535	303,867,754
EQ/Aggressive Growth Strategy	44,172,708	374,914,946	—	76,757,917	190,353,619	270,864,013
Equitable Conservative Growth MF/ETF	1,583,653	1,544,558	15,974	—	4,769,371	1,108,712
Equitable Moderate Growth MF/ETF	180,490	—	—	—	—	—
Equitable Growth MF/ETF	142,365	—	—	—	—	—
1290 VT Moderate Growth Allocation	1,400,101	920,197	—	—	580,448	—
1290 VT Multi-Alternative Strategies	263,286	151,469	22,446	—	247,217	297,517
1290 VT Convertible Securities	524,171	20,815	191,187	—	3,819,289	11,245,717
1290 VT DoubleLine Opportunistic Bond	17,984,006	588,736	—	—	14,009,914	650,401
1290 VT Equity Income	9,622,020	28,562,460	—	6,170,817	9,191,241	—
1290 VT GAMCO Mergers & Acquisitions	697,078	5,362,913	—	133,769	1,892,927	4,926,333
1290 VT GAMCO Small Company Value	18,221,962	154,936,909	46,074	13,235,631	28,432,387	247,242,749
1290 VT High Yield Bond	11,747,845	—	6,672	—	10,785,746	—
1290 VT Micro Cap	653,042	4,439,556	—	—	21,904,262	33,708,310
1290 VT Natural Resources	1,403,466	—	10,697	—	775,012	—
1290 VT Real Estate	115,279	—	138,382	—	1,431,372	246,591
1290 VT Small Cap Value	1,452,664	33,401,661	—	21,263,603	18,033,413	46,188,650
1290 VT SmartBeta Equity ESG	4,814,547	4,369,940	306,612	—	19,243,390	7,465,073
1290 VT Socially Responsible	1,549,070	1,149,491	7,437	739,892	1,401,304	2,989,023
ATM Large Cap Managed Volatility	33,730,710	140,887,125	—	68,425,897	62,985,683	354,548,384
ATM Mid Cap Managed Volatility	3,343,013	7,955,993	—	1,240,602	14,820,486	23,735,549
ATM Small Cap Managed Volatility	9,831,836	18,010,478	—	—	75,243,858	144,522,687
ATM International Managed Volatility	36,326,431	—	4,592,955	—	73,212,182	64,471,631
EQ/500 Managed Volatility	100,314,806	419,264,744	—	109,637,544	199,009,377	840,921,896
EQ/400 Managed Volatility	8,863,129	21,932,284	—	2,825,980	47,785,923	64,322,745
EQ/2000 Managed Volatility	33,202,648	65,472,776	—	—	241,636,117	477,694,444
EQ/International Managed Volatility	26,943,684	13,421,618	7,214,300	—	137,281,707	34,976,986
EQ/AB Dynamic Aggressive Growth	847,117	1,572,477	394,814	—	7,740,158	10,564,759
EQ/AB Dynamic Growth	55,787,311	11,414,711	690,639	—	13,641,890	4,851,126
EQ/AB Dynamic Moderate Growth	27,538,818	32,228,884	—	—	51,363,432	46,559,918
EQ/AB Short Duration Government Bond	6,726,702	—	132,013	—	6,375,343	—
EQ/AB Small Cap Growth	3,967,640	73,877,015	—	—	107,199,012	292,537,244
EQ/AB Sustainable U.S. Thematic	40,198	—	6,196	—	—	—
EQ/American Century Mid Cap Value	27,559,945	49,649,565	2,249,243	4,723,947	36,321,090	34,861,094
EQ/American Century Moderate Growth Allocation	1,549,636	1,236,828	—	—	1,006,173	145,381
EQ/Capital Group Research	5,085,114	59,747,432	47,504	8,600,259	7,176,122	23,890,285
EQ/ClearBridge Large Cap Growth ESG	218,349	46,079,300	—	3,024,976	860,401	29,546,003

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

	Year Ended December 31, 2022		As of December 31, 2022		Year Ended December 31, 2021
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/ClearBridge Select Equity Managed Volatility	$3,370,678	$1,868,746	$90,652	$—	$7,748,810	$18,759,610
EQ/Common Stock Index	49,052,756	340,394,545	7,468,466	28,136,815	56,793,784	473,410,544
EQ/Core Bond Index	95,332,338	14,070,160	337,736	—	108,236,877	36,551,598
EQ/Emerging Markets Equity PLUS	1,774,562	3,902,648	142,897	147,179	1,927,506	1,146,563
EQ/Equity 500 Index	82,081,848	114,161,616	—	8,134,922	79,797,160	237,169,012
EQ/Fidelity Institutional AM® Large Cap	7,433,275	49,882,286	—	1,767,843	55,374,636	61,973,787
EQ/Franklin Moderate Allocation	2,364,761	2,296	—	—	8,861,675	9,114,254
EQ/Franklin Rising Dividends	2,312,853	3,839,813	23,524	71,196	1,610,274	789
EQ/Franklin Small Cap Value Managed Volatility	1,833,847	9,294,288	—	2,542,237	30,475,255	37,234,430
EQ/Global Equity Managed Volatility	11,132,830	41,503,432	3,134,379	—	76,395,848	327,524,669
EQ/Goldman Sachs Growth Allocation	1,888,433	899,927	108,015	—	9,269,633	9,304,852
EQ/Goldman Sachs Mid Cap Value	1,726,784	13,546,085	—	—	9,412,789	5,740,233
EQ/Goldman Sachs Moderate Growth Allocation	3,785,520	—	1,316,963	—	38,873,405	40,473,466
EQ/Intermediate Government Bond	79,095,605	6,231,189	119,091	—	63,618,612	47,976,477
EQ/International Core Managed Volatility	16,084,619	10,025,893	2,486,690	—	72,773,438	87,937,347
EQ/International Equity Index	36,843,100	—	3,743,835	—	54,008,932	—
EQ/International Value Managed Volatility	17,471,550	7,658,052	2,579,790	—	57,160,376	31,253,667
EQ/Invesco Comstock	5,810,165	23,809,733	450,171	1,961,544	5,586,151	9,050,728
EQ/Invesco Global	—	11,153,202	—	—	—	16,265,569
EQ/Invesco Global Real Assets	9,214,561	1,449,808	754,061	2,289	8,726,496	—
EQ/Invesco Moderate Allocation	943,779	—	33,355	—	9,389,764	12,367,173
EQ/Invesco Moderate Growth Allocation	1,695,347	—	45,189	—	3,326,631	4,006,369
EQ/Janus Enterprise	118,344	89,619,148	—	32,047,969	24,961,333	141,966,139
EQ/JPMorgan Growth Allocation	1,820,231	1,173,464	—	—	14,778,025	20,324,003
EQ/JPMorgan Value Opportunities	10,704,394	71,822,441	278,568	3,972,849	82,079,145	91,431,661
EQ/Large Cap Core Managed Volatility	17,986,539	162,317,684	15,294,735	44,135,245	97,348,648	275,386,054
EQ/Large Cap Growth Index	6,068,785	129,470,337	—	9,374,816	33,352,801	160,593,299
EQ/Large Cap Growth Managed Volatility	2,234,577	491,051,673	—	37,307,621	210,020,056	1,102,061,690
EQ/Large Cap Value Index	14,307,933	13,364,992	—	176,885	25,522,849	26,118,274
EQ/Large Cap Value Managed Volatility	64,016,973	134,047,126	—	22,856,722	277,742,606	260,744,026
EQ/Lazard Emerging Markets Equity	16,620,161	2,048,279	554,919	—	14,748,553	19,073,603
EQ/Long-Term Bond	76,479,629	—	20,803	—	10,328,647	—
EQ/Loomis Sayles Growth	—	78,404,045	—	1,027,669	3,190,709	76,344,458
EQ/MFS International Growth	12,178,383	47,652,502	952,065	22,491,036	14,595,538	144,970,055
EQ/MFS International Intrinsic Value	4,439,502	37,062,443	189,570	4,243,996	9,289,011	29,941,076
EQ/MFS Mid Cap Focused Growth	—	841,175	—	—	—	7,858,063
EQ/MFS Technology	58,307	14,787,609	—	—	23,148,484	42,849,175
EQ/MFS Utilities Series	10,344,934	7,056,314	—	445,366	3,861,005	2,608,301
EQ/Mid Cap Index	21,219,806	139,089,789	—	25,409,901	50,326,668	169,021,325
EQ/Mid Cap Value Managed Volatility	16,727,739	42,362,433	—	19,833,457	98,104,299	154,170,019
EQ/Money Market	18,666,234	—	—	—	2,913,991	—
EQ/Morgan Stanley Small Cap Growth	991,243	2,088,637	—	—	215,398,121	68,874,045
EQ/PIMCO Global Real Return	12,359,153	—	1,014,235	—	11,679,621	—
EQ/PIMCO Real Return	5,176,033	—	539,364	—	6,362,512	—
EQ/PIMCO Total Return ESG	8,761,714	—	250,426	—	6,648,558	—
EQ/PIMCO Ultra Short Bond	13,496,505	—	453,564	—	5,263,852	—
EQ/Quality Bond PLUS	18,467,847	—	108,697	—	13,084,487	10,413,010

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	Year Ended December 31, 2022		As of December 31, 2022		Year Ended December 31, 2021
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Small Company Index	$11,886,214	$43,783,148	$—	$—	$37,216,309	$124,868,360
EQ/T. Rowe Price Growth Stock	2,126,027	48,877,689	—	—	48,848,870	165,343,876
EQ/T. Rowe Price Health Sciences	—	4,260,093	—	414,060	1,718,623	6,863,936
EQ/Value Equity	27,602,133	22,008,897	—	2,602,007	249,246,242	79,401,144
EQ/Wellington Energy	5,695,505	—	—	—	2,772,934	—
Multimanager Aggressive Equity	662,070	176,300,499	—	2,215,448	71,561,903	249,796,020
Multimanager Core Bond	23,622,389	—	—	—	18,410,402	809,536
Multimanager Technology	9,108,553	122,931,736	—	—	64,890,188	181,190,039

None of the Portfolios had a Return of Capital during the year ended December 31, 2022.

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2021:

Portfolios:	Return of Capital
1290 VT Real Estate	$16,099,091
EQ/AB Dynamic Moderate Growth	2,593,147
EQ/PIMCO Global Real Return	7,366,856
EQ/PIMCO Ultra Short Bond	566,724

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2023)	Converted to USD (as of June 30, 2023)
EQ/Emerging Markets Equity PLUS	2,788,076	$33,986

The following Portfolios utilized net capital loss carryforwards during 2022 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
Equitable Moderate Growth MF/ETF	$—	$—	$164,794	$—
Equitable Growth MF/ETF	—	—	151,021	—
1290 VT Moderate Growth Allocation	203,120	—	—	—
1290 VT Convertible Securities	—	—	248,097	652,796
1290 VT DoubleLine Opportunistic Bond	—	—	14,648,411	4,709,178
1290 VT Equity Income	13,163,461	—	—	—
1290 VT GAMCO Mergers & Acquisitions	52,662	—	24,440	—
1290 VT High Yield Bond	—	—	2,755,693	12,862,000
1290 VT Micro Cap	—	—	16,517,699	—
1290 VT Natural Resources	35,689	26,977	534,501	3,450,580
1290 VT Real Estate	—	—	28,084	—
1290 VT Small Cap Value	419,276	—	—	—
1290 VT SmartBeta Equity ESG	—	—	974,361	—
ATM Small Cap Managed Volatility	—	—	6,773,089	—
ATM International Managed Volatility	—	—	7,333,753	—
EQ/2000 Managed Volatility	—	—	51,815,793	—
EQ/International Managed Volatility	—	—	13,806,193	—
EQ/AB Dynamic Growth	—	—	4,947,071	—
EQ/AB Dynamic Moderate Growth	—	—	26,367,469	—
EQ/AB Short Duration Government Bond	—	—	760,146	4,963,723

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	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/AB Sustainable U.S. Thematic	$—	$—	$83,758	$—
EQ/ClearBridge Select Equity Managed Volatility	—	—	29,082,852	15,674,941
EQ/Core Bond Index	—	—	10,995,386	38,917,013
EQ/Franklin Moderate Allocation	—	—	6,446,359	6,122,328
EQ/Global Equity Managed Volatility	—	—	18,934,713	—
EQ/Goldman Sachs Growth Allocation	—	—	4,470,584	6,765,794
EQ/Goldman Sachs Moderate Growth Allocation	—	—	64,712,321	10,197,672
EQ/Intermediate Government Bond	—	—	22,144,304	46,877,344
EQ/International Core Managed Volatility	—	—	3,454,838	—
EQ/International Equity Index	—	—	4,073,904	57,776,106
EQ/International Value Managed Volatility	—	—	1,639,260	—
EQ/Invesco Global	68,753	2,080	—	—
EQ/Invesco Moderate Allocation	—	—	5,550,272	6,811,831
EQ/Invesco Moderate Growth Allocation	—	—	2,901,186	8,080,369
EQ/JPMorgan Growth Allocation	—	—	11,709,612	12,214,220
EQ/Lazard Emerging Markets Equity	—	—	1,902,979	7,161,662
EQ/Long-Term Bond	—	—	173,803,702	—
EQ/MFS Mid Cap Focused Growth	—	—	10,008,538	810,020
EQ/MFS Technology	—	—	5,467,067	—
EQ/Morgan Stanley Small Cap Growth	—	—	72,303,279	37,023,001
EQ/PIMCO Global Real Return	—	144,414	—	—
EQ/PIMCO Total Return ESG	—	—	14,477,129	5,725,611
EQ/PIMCO Ultra Short Bond	853,196	11,991,820	687,714	4,657,578
EQ/Quality Bond PLUS	—	—	28,622,475	30,270,346
EQ/T. Rowe Price Growth Stock	—	—	72,585,272	—
EQ/Wellington Energy	241,669	2,471,813	24,065,426	28,420,976
Multimanager Core Bond	—	—	25,729,797	19,473,504

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value or fair value, as applicable in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value or fair value, as applicable of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:
Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value

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of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

Private Investments in Public Equity (PIPEs):

A Portfolio may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class. Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the Securities Act of 1933, as amended. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Portfolio’s investments. Even if the securities acquired in PIPEs become registered, or a Portfolio is able to sell the securities through an exempt transaction, a Portfolio may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

Special Purpose Acquisition Companies (SPACs):

A Portfolio may invest in a SPAC, a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. Until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. In addition, the securities issued by a SPAC, which are typically traded in the over-the- counter market, may be considered illiquid and/or be subject to restrictions on resale.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on

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month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended June 30, 2023, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against

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June 30, 2023 (Unaudited)

changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles

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the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date,

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which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2023. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

The EQ/PIMCO Real Return Portfolio regularly enters into quarterly purchase and sale transactions where the purchase transactions occur on a forward settling basis, with the trade date preceding the fiscal quarter-end, and the settlement date occurring shortly after the fiscal quarter-end. These forward settling securities transactions are expected to physically settle within 35 days of the trade date. The payable amount for these forward settling transactions as of the end of the fiscal period is shown in the Portfolio’s Statement of Assets and Liabilities under “Liabilities - Payable for Securities Purchased.” The transactions are entered into on a regular basis to allow the Portfolio to meet certain asset diversification rules that apply to insurance-dedicated funds under the Internal Revenue Code and to do so in a manner that is consistent with its investment program.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on

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behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

In connection with the adoption of Rule 18f-4 under the 1940 Act (the “Derivatives Rule” or “Rule 18f-4”), the SEC and its staff rescinded and withdrew applicable guidance and relief regarding the segregation of assets to cover derivatives transactions, effective as of August 19, 2022. On August 19, 2022, the Trust adopted and implemented a Derivatives Risk Management Program pursuant to Rule 18f-4 and Policies and Procedures for Limited Derivatives Users, in compliance with the Derivatives Rule. Accordingly, as of August 19, 2022, the Portfolios no longer segregate assets to cover derivatives transactions, as previously required and discussed above.

Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2023, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a

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Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the six months ended June 30, 2023, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the six months ended June 30, 2023, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or

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government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At June 30, 2023, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Effective June 2, 2023, the EQ/Money Market Portfolio no longer participates in the Trust’s securities lending program.

Joint Repurchase Agreements:

During the six months ended June 30, 2023, certain Portfolios had a proportionate interest in one or more joint repurchase agreements with various counterparties (the “Joint Repurchase Agreements”). The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities and U.S. Government Agency Securities, and, prior to June 15, 2023, also could be collateralized by Supranational/Non-Agency or U.S. Equity Securities. The Joint Repurchase Agreements are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan indemnifies the Portfolios against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at June 30, 2023 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At June 30, 2023, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Portfolios participated were as follows:

Deutsche Bank Securities, Inc., 5.05%, dated 6/30/23, due 7/3/23, repurchase price $400,168,333, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/23-5/15/53; total market value $408,000,000.

HSBC Securities, Inc., 5.03%, dated 6/30/23, due 7/3/23, repurchase price $500,209,583, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.000%, maturing 8/15/25-5/15/52; total market value $510,215,038.

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MetLife, Inc., 5.07%, dated 6/30/23, due 7/3/23, repurchase price $200,084,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 8/15/27-2/15/51; total market value $204,110,400.

Santander US Capital Markets LLC, 5.07%, dated 6/30/23, due 7/3/23, repurchase price $150,063,375, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.125%, maturing 7/5/23-2/15/53; total market value $153,064,650.

Societe Generale SA, 5.06%, dated 6/30/23, due 7/7/23, repurchase price $200,196,778, collateralized by various U.S. Government Treasury Securities, 3.750%, maturing 6/30/30; total market value $204,000,000.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions equity, and credit risks.

The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as the COVID-19 pandemic, which has caused significant global market disruptions), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth.

The U.S. Federal Reserve (“Fed”) has invested or otherwise made available substantial amounts of money to keep credit flowing through short-term money markets and has signaled that it will continue to adjust its operations as appropriate to support short-term money markets. Amid these efforts, concerns about the markets’ dependence on the Fed’s provision of liquidity have grown. Policy changes by the U.S. government and/or the Fed and political events within the United States may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be

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described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates were unusually low in recent years in the United States and abroad, but the interest rate environment changed dramatically in 2022 as interest rates moved significantly higher. Aggressive stimulus measures in 2020 and 2021, rising demand for goods and services, tight labor markets, and supply chain disruptions contributed to a surge of inflation in many sectors of the U.S. and global economies. Due to concerns regarding high inflation, the U.S. Federal Reserve and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict accurately the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of any such further increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Rising interest rates may present a greater risk than has historically been the case due to the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives. As such, fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

Prior to June 30, 2023, many debt securities, derivatives and other financial instruments utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations; however, LIBOR settings for all maturities and currencies ceased publication after June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that relied on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unreliable or is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. In addition, the SOFR or other alternative reference or benchmark rate may be an ineffective substitute with respect to an existing or new investment or transaction, resulting in prolonged adverse market conditions for a Portfolio, which could negatively affect the Portfolio’s performance and/or net asset value.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will

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decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad- ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact a Portfolio’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio beyond any direct exposure a Portfolio may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss

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in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Sustainable U.S. Thematic	0.650	0.600	0.575	0.550	0.525
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/Franklin Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525

1422

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Invesco Global	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return ESG	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

1423

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Growth Strategy	0.100%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Core Bond Index	0.350	0.300	0.275	0.250
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/Intermediate Corporate Bond	0.350	0.300	0.275	0.250
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/International Equity Index	0.400	0.350	0.325	0.300
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

1424

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

With the exception of the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, ETF Portfolios, and Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2023, the three trusts in the complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $251,041 reimbursed by the Trust.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator has access to the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

The 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/ Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/ JPMorgan Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Strategic Allocation Series Portfolios, together with each series of the EQ Premier VIP Trust, a separate registered investment company managed by EIM, each pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

1425

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

All other Portfolios (“Administration Group 2”) pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of June 30, 2023, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

1426

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2024 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive or limit its and its affiliates’ fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	1.25	%*	1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Growth Strategy	1.00	*	1.00	*	0.75	*
EQ/Balanced Strategy	1.05	*	1.05	*	0.80	*
EQ/Moderate Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Aggressive Growth Strategy	N/A		1.15	*	0.90	*
Equitable Conservative Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	0.85	*
1290 VT Multi-Alternative Strategies	N/A		1.10		0.85
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Opportunistic Bond	N/A		0.90		0.65
1290 VT Equity Income	0.95		0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	1.25		1.25		1.00
1290 VT GAMCO Small Company Value	1.07		1.07		0.82
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	1.15		1.15		0.90
ATM Large Cap Managed Volatility	0.85		0.85		0.60
ATM Mid Cap Managed Volatility	0.85		0.85		0.60
ATM Small Cap Managed Volatility	0.85		0.85		0.60
ATM International Managed Volatility	N/A		0.90		0.65
EQ/500 Managed Volatility	0.85		0.85		0.60
EQ/400 Managed Volatility	0.85		0.85		0.60
EQ/2000 Managed Volatility	0.85		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.15	*	0.90	*
EQ/AB Dynamic Growth	N/A		1.15	*	0.90	*
EQ/AB Dynamic Moderate Growth	1.15	*	1.15	*	0.90	*
EQ/AB Short Duration Government Bond	0.77		0.77		0.52
EQ/AB Sustainable U.S. Thematic	N/A		1.00		0.75
EQ/AB Small Cap Growth	1.00		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.15	*	0.90	*

1427

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/Capital Group Research	0.97%		0.97%		0.72%
EQ/ClearBridge Large Cap Growth ESG	1.00		1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	1.05		1.05		0.80
EQ/Common Stock Index	0.68		0.68		0.43
EQ/Core Bond Index	0.645		0.645		0.395
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index	0.54		0.54		0.29
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/Franklin Moderate Allocation	N/A		1.15	*	0.90	*
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	1.05		1.05		0.80
EQ/Global Equity Managed Volatility	1.10		1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.15	*	0.90	*
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.15	*	0.90	*
EQ/Intermediate Corporate Bond	N/A		0.65		0.40
EQ/Intermediate Government Bond	0.645		0.645		0.395
EQ/International Core Managed Volatility	1.05		1.05		0.80
EQ/International Equity Index	0.75	*	0.75	*	0.50	*
EQ/International Value Managed Volatility	1.05		1.05		0.80
EQ/Invesco Comstock	1.00		1.00		0.75
EQ/Invesco Global	1.15		1.15		0.90
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Allocation	N/A		1.15	*	0.90	*
EQ/Invesco Moderate Growth Allocation	N/A		1.15	*	0.90	*
EQ/Janus Enterprise	1.05		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.15	*	0.90	*
EQ/JPMorgan Value Opportunities	1.00		1.00		0.75
EQ/Large Cap Core Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Growth Index	0.73		0.73		0.48
EQ/Large Cap Growth Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Value Index	0.75		0.75		0.50
EQ/Large Cap Value Managed Volatility	0.90		0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Long-Term Bond	N/A		0.65		0.40
EQ/Loomis Sayles Growth	1.05		1.05		0.80
EQ/MFS International Growth	1.10		1.10		0.85
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Index	0.66		0.66		0.41
EQ/Mid Cap Value Managed Volatility	1.00		1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A		1.15		0.90
EQ/PIMCO Global Real Return	N/A		0.85		0.60
EQ/PIMCO Real Return	N/A		0.75	*	0.50	*
EQ/PIMCO Total Return ESG	N/A		0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	0.79		0.79		0.54
EQ/Quality Bond PLUS	0.85		0.85		0.60
EQ/Small Company Index	0.64		0.64		0.39
EQ/T. Rowe Price Growth Stock	1.00		1.00		0.75
EQ/T. Rowe Price Health Sciences	N/A		1.20	*	0.95	*

1428

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+		Class K
EQ/Value Equity	0.95%	0.95%		0.70%
EQ/Wellington Energy	N/A	1.19	*	0.94	*
Multimanager Aggressive Equity	1.00	1.00		0.75
Multimanager Core Bond	0.85	0.85		0.60
Multimanager Technology	1.18	1.18		0.93

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Investment advisory fees are waived first, administration fees are waived next, and then EIM reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse EIM for fees waived (including fees waived by EIM’s affiliates, including the Administrator) or other expenses assumed and paid for by EIM pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or assumed by EIM.

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the six months ended June 30, 2023, the following Portfolios incurred Recoupment Fees:

Portfolios:	Recoupment Fees
1290 VT SmartBeta Equity ESG	$9,515
EQ/Common Stock Index	61,067
EQ/Large Cap Growth Index	27,892
EQ/Small Company Index	3,801

$102,275

At June 30, 2023, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2023	2024	2025	2026	Total Eligible For Recoupment
EQ/Conservative Strategy	$—	$—	$3,136	$3,078	$6,214
Equitable Conservative Growth MF/ETF	39,568	41,529	43,047	7,339	131,483
Equitable Moderate Growth MF/ETF	—	—	154,534	38,240	192,774
Equitable Growth MF/ETF	—	—	152,733	39,215	191,948
1290 VT Moderate Growth Allocation	48,374	85,862	101,711	47,142	283,089
1290 VT Multi-Alternative Strategies	51,043	62,695	65,928	24,775	204,441
1290 VT Convertible Securities	69,915	113,588	111,005	45,436	339,944
1290 VT DoubleLine Opportunistic Bond	144,446	319,935	498,967	242,263	1,205,611
1290 VT Equity Income	445,267	992,576	947,671	444,015	2,829,529
1290 VT GAMCO Mergers & Acquisitions	31,231	113,653	143,266	61,555	349,705

1429

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June 30, 2023 (Unaudited)

Portfolios:	2023	2024	2025	2026	Total Eligible For Recoupment
1290 VT High Yield Bond	$88,513	$103,265	$134,713	$67,499	$393,990
1290 VT Micro Cap	183,391	335,701	310,864	149,924	979,880
1290 VT Natural Resources	89,186	120,203	134,340	57,320	401,049
1290 VT Real Estate	112,277	123,937	234,901	74,287	545,402
1290 VT Small Cap Value	183,230	276,477	312,901	162,163	934,771
1290 VT SmartBeta Equity ESG	36,198	18,134	48,869	—	103,201
ATM Mid Cap Managed Volatility	53,007	73,360	126,153	64,575	317,095
ATM Small Cap Managed Volatility	—	—	45,606	61,633	107,239
EQ/400 Managed Volatility	—	—	18,740	28,796	47,536
EQ/AB Dynamic Aggressive Growth	26,242	178,743	102,278	103,037	410,300
EQ/AB Dynamic Growth	—	—	78,596	85,723	164,319
EQ/AB Short Duration Government Bond	47,929	118,379	431,930	224,614	822,852
EQ/AB Sustainable U.S. Thematic	—	—	165,317	41,307	206,624
EQ/American Century Mid Cap Value	766,842	1,638,002	1,653,559	845,699	4,904,102
EQ/American Century Moderate Growth Allocation	60,293	99,239	113,487	77,628	350,647
EQ/Capital Group Research	169,450	294,138	287,319	142,113	893,020
EQ/ClearBridge Large Cap Growth ESG	35,372	103,612	122,994	54,281	316,259
EQ/ClearBridge Select Equity Managed Volatility	113,659	220,928	399,353	200,960	934,900
EQ/Common Stock Index	—	—	—	421,956	421,956
EQ/Core Bond Index	405,875	1,167,061	1,659,837	999,853	4,232,626
EQ/Emerging Markets Equity PLUS	73,167	50,389	212,658	102,288	438,502
EQ/Equity 500 Index	393,382	834,752	1,337,997	1,056,779	3,622,910
EQ/Fidelity Institutional AM® Large Cap	233,598	309,481	347,520	178,801	1,069,400
EQ/Franklin Moderate Allocation	73,050	98,625	138,534	119,813	430,022
EQ/Franklin Rising Dividends	132,668	273,704	284,895	175,302	866,569
EQ/Franklin Small Cap Value Managed Volatility	82,732	300,326	323,305	154,876	861,239
EQ/Global Equity Managed Volatility	557,277	761,254	1,029,854	530,594	2,878,979
EQ/Goldman Sachs Growth Allocation	74,636	135,313	206,441	171,541	587,931
EQ/Goldman Sachs Mid Cap Value	66,826	128,415	129,099	65,318	389,658
EQ/Goldman Sachs Moderate Growth Allocation	115,758	31,133	178,804	246,803	572,498
EQ/Intermediate Corporate Bond	—	—	—	84,568	84,568
EQ/Intermediate Government Bond	367,371	1,055,528	1,416,126	962,573	3,801,598
EQ/International Equity Index	33,414	96,260	310,101	245,557	685,332
EQ/Invesco Comstock	57,413	99,582	116,615	56,232	329,842
EQ/Invesco Global	188,677	400,667	373,422	179,986	1,142,752
EQ/Invesco Moderate Allocation	81,781	93,869	168,429	154,097	498,176
EQ/Invesco Moderate Growth Allocation	73,076	95,037	131,490	120,790	420,393
EQ/JPMorgan Growth Allocation	83,208	150,502	256,707	246,598	737,015
EQ/Large Cap Growth Index	—	—	—	2,980	2,980
EQ/Lazard Emerging Markets Equity	194,130	523,608	403,119	219,946	1,340,803
EQ/Long-Term Bond	—	292,602	1,353,805	671,975	2,318,382
EQ/Loomis Sayles Growth	279,474	508,475	477,707	255,309	1,520,965
EQ/MFS International Growth	421,201	1,514,849	1,376,554	740,630	4,053,234
EQ/MFS International Intrinsic Value	428,573	808,078	816,231	407,266	2,460,148
EQ/MFS Mid Cap Focused Growth	282,065	546,136	501,413	251,748	1,581,362

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Portfolios:	2023	2024	2025	2026	Total Eligible For Recoupment
EQ/MFS Utilities Series	$125,251	$202,888	$212,569	$108,203	$648,911
EQ/Mid Cap Index	—	217,331	1,026,029	548,129	1,791,489
EQ/Morgan Stanley Small Cap Growth	230,097	394,300	359,774	172,253	1,156,424
EQ/PIMCO Global Real Return	135,057	237,753	278,279	155,559	806,648
EQ/PIMCO Real Return	157,024	278,427	285,744	138,066	859,261
EQ/PIMCO Total Return ESG	297,275	567,774	547,077	255,583	1,667,709
EQ/PIMCO Ultra Short Bond	478,065	731,077	641,016	346,519	2,196,677
EQ/T. Rowe Price Growth Stock	809,417	1,572,606	1,486,490	733,548	4,602,061
EQ/T. Rowe Price Health Sciences	172,362	344,974	316,937	149,640	983,913
EQ/Wellington Energy	72,601	115,110	126,124	67,541	381,376
Multimanager Core Bond	487,265	860,698	1,258,346	623,101	3,229,410
Multimanager Technology	1,147,346	2,412,135	2,130,081	1,033,484	6,723,046

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership in net assets of the Portfolios listed held by Equitable Financial at June 30, 2023:

Portfolios:	Percentage of Ownership
Equitable Moderate Growth MF/ETF	64%
Equitable Growth MF/ETF	60
1290 VT Multi-Alternative Strategies	67
1290 VT Convertible Securities	34
EQ/AB Sustainable U.S. Thematic	86
EQ/Intermediate Corporate Bond	100

Shares of the Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios of the Trust, and certain series of EQ Premier VIP Trust (“VIP Trust”). The following tables show the percentage of ownership in net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, and certain series of VIP Trust at June 30, 2023.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities	30.82%
1290 VT DoubleLine Opportunistic Bond	1.76
1290 VT Equity Income	1.95
1290 VT GAMCO Mergers & Acquisitions	13.82
1290 VT GAMCO Small Company Value	0.84
1290 VT High Yield Bond	3.62
1290 VT Natural Resources	21.18
1290 VT Real Estate	47.34
1290 VT SmartBeta Equity ESG	3.34
EQ/AB Small Cap Growth	1.47
EQ/Emerging Markets Equity PLUS	11.96
EQ/Intermediate Government Bond	0.05
EQ/International Equity Index	0.83
EQ/Invesco Comstock	6.85
EQ/Janus Enterprise	0.37
EQ/JPMorgan Value Opportunities	1.79

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June 30, 2023 (Unaudited)

Portfolios:	EQ/All Asset Growth Allocation
EQ/Loomis Sayles Growth	3.20%
EQ/MFS International Growth	2.95
EQ/PIMCO Global Real Return	13.68
EQ/PIMCO Ultra Short Bond	0.99
EQ/T. Rowe Price Growth Stock	1.09
EQ/Value Equity	1.09
Multimanager Core Bond	0.91
EQ/Core Plus Bond	2.91

Portfolios:	EQ/ Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility	1.83%	0.96%	3.48%	12.21%	24.81%	24.09%	29.98%
EQ/400 Managed Volatility	0.99	0.73	2.28	8.03	16.77	15.39	17.89
EQ/2000 Managed Volatility	1.63	0.81	3.04	10.89	22.20	21.84	26.42
EQ/International Managed Volatility	1.79	0.92	3.28	11.97	24.57	24.00	29.03
EQ/AB Short Duration Government Bond	—	4.07	5.31	12.17	16.13	10.17	6.94
EQ/Core Bond Index	—	3.80	4.92	11.22	14.89	8.89	6.12
EQ/Intermediate Government Bond	32.14	3.22	4.18	9.53	12.58	7.50	5.11
EQ/Long-Term Bond	—	2.26	4.33	11.98	17.55	12.05	8.89

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	8.48%	7.31%	38.16%	28.20%	3.63%
1290 VT Equity Income	0.72	1.70	13.14	26.30	14.67
1290 VT GAMCO Small Company Value	0.04	0.13	1.52	3.56	2.35
1290 VT High Yield Bond	3.40	2.88	15.02	10.96	1.51
1290 VT Micro Cap	1.22	2.87	24.55	45.05	20.51
1290 VT Small Cap Value	—	1.18	10.85	19.63	9.52
ATM Large Cap Managed Volatility	1.89	3.66	24.83	43.89	25.74
ATM Mid Cap Managed Volatility	5.14	8.13	32.40	35.95	18.38
ATM Small Cap Managed Volatility	0.54	2.34	23.28	49.00	24.83
ATM International Managed Volatility	0.82	2.64	26.63	44.05	25.87
EQ/AB Small Cap Growth	0.20	0.65	6.65	12.63	5.19
EQ/American Century Mid Cap Value	0.48	0.57	3.73	4.03	2.07
EQ/ClearBridge Select Equity Managed Volatility	1.24	2.27	16.53	26.61	16.32
EQ/Core Bond Index	2.37	1.76	8.72	6.12	0.73
EQ/Franklin Small Cap Value Managed Volatility	—	1.06	12.98	28.20	15.08
EQ/Global Equity Managed Volatility	0.23	0.71	7.08	11.90	7.08
EQ/Intermediate Government Bond	2.36	1.87	9.20	6.48	0.77
EQ/International Core Managed Volatility	0.21	0.65	6.57	10.94	5.98
EQ/International Equity Index	0.04	0.06	0.42	0.42	0.36
EQ/International Value Managed Volatility	0.37	1.15	11.56	19.35	10.21
EQ/Janus Enterprise	0.47	0.82	2.91	3.09	1.25

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/JPMorgan Value Opportunities	0.37%	0.87%	6.71%	12.26%	6.86%
EQ/Large Cap Core Managed Volatility	0.52	0.96	6.98	13.29	8.16
EQ/Large Cap Growth Index	0.08	0.09	0.38	0.42	0.29
EQ/Large Cap Value Managed Volatility	0.14	0.31	2.36	4.71	2.80
EQ/Long-Term Bond	2.35	3.02	18.66	15.66	2.28
EQ/Loomis Sayles Growth	0.74	1.25	8.83	14.59	7.91
EQ/MFS International Growth	0.30	1.01	10.31	17.72	10.61
EQ/Morgan Stanley Small Cap Growth	0.49	1.58	15.72	30.41	13.89
EQ/PIMCO Ultra Short Bond	8.56	6.46	32.37	23.85	3.08
EQ/Quality Bond PLUS	3.13	2.93	15.55	11.29	1.33
EQ/T. Rowe Price Growth Stock	0.20	0.38	2.54	3.56	1.53
EQ/Value Equity	0.24	0.55	4.33	8.74	5.18
Multimanager Core Bond	6.95	6.25	32.59	24.13	3.09

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	0.81%	2.76%	2.69%	1.51%	0.36%
EQ/American Century Mid Cap Value	0.08	0.71	0.61	0.70	0.22
EQ/Core Bond Index	0.06	0.17	0.14	0.07	0.01
EQ/Emerging Markets Equity PLUS	0.89	6.89	11.61	11.31	5.55
EQ/Equity 500 Index	0.05	0.44	0.88	0.94	0.45
EQ/International Equity Index	0.07	0.80	1.46	1.57	0.78
EQ/Janus Enterprise	0.09	0.41	0.42	0.30	0.08
EQ/Long-Term Bond	0.10	0.34	0.32	0.18	0.02
EQ/MFS International Growth	0.06	0.60	1.09	1.09	0.67
EQ/PIMCO Ultra Short Bond	0.24	0.74	0.60	0.33	0.02
EQ/Quality Bond PLUS	0.22	0.64	0.55	0.30	0.03
EQ/Small Company Index	0.04	0.62	1.43	1.51	0.81
EQ/Value Equity	0.03	0.18	0.32	0.37	0.26
Multimanager Aggressive Equity	0.04	0.17	0.21	0.21	0.18

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Reorganization Transactions

The following transactions occurred during 2022:

After the close of business on November 4, 2022, EQ/JPMorgan Growth Allocation Portfolio, acquired the net assets of the EQ/Franklin Growth Allocation Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/JPMorgan Growth Allocation Portfolio issuing 7,074,851 Class IB shares (valued at $70,694,650) in exchange for 7,305,065 Class IB shares of EQ/Franklin Growth Allocation Portfolio. The securities held by EQ/Franklin Growth Allocation Portfolio, with a fair value of $44,586,817 and identified cost of $43,923,240, and cash in the amount

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

of $26,164,307 at November 4, 2022, were the principal assets acquired by EQ/JPMorgan Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/JPMorgan Growth Allocation Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Franklin Growth Allocation Portfolio was carried forward to align ongoing reporting of EQ/ JPMorgan Growth Allocation Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/Franklin Growth Allocation Portfolio net assets at the merger date of $70,694,650, including $663,577 of unrealized appreciation, $(67,513) of undistributed net investment loss and $(8,513,134) of undistributed net realized loss on investments, were combined with those of EQ/JPMorgan Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/JPMorgan Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $2,050,770 and net realized and unrealized loss of $(66,349,530) resulting in a decrease in net assets from operations of $(64,298,760). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/ Franklin Growth Allocation Portfolio that have been included in EQ/JPMorgan Growth Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/JPMorgan Growth Allocation Portfolio totaled $347,355,219. Immediately after the combination, the net assets of the EQ/JPMorgan Growth Allocation Portfolio totaled $418,049,869.

After the close of business on November 4, 2022, EQ/Invesco Moderate Growth Allocation Portfolio, acquired the net assets of the EQ/First Trust Moderate Growth Allocation Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Invesco Moderate Growth Allocation Portfolio issuing 10,916,089 Class IB shares (valued at $103,979,580) in exchange for 10,235,035 Class IB shares of EQ/First Trust Moderate Growth Allocation Portfolio. The securities held by EQ/First Trust Moderate Growth Allocation Portfolio, with a fair value of $86,920,322 and identified cost of $92,218,973, and cash in the amount of $17,117,889, at November 4, 2022, were the principal assets acquired by EQ/Invesco Moderate Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Invesco Moderate Growth Allocation Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/First Trust Moderate Growth Allocation Portfolio was carried forward to align ongoing reporting of EQ/Invesco Moderate Growth Allocation Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/First Trust Moderate Growth Allocation Portfolio’s net assets at the merger date of $103,979,580, including $(5,298,651) of unrealized depreciation, $5,061 of undistributed net investment income and $(4,689,010) of undistributed net realized loss on investments, were combined with those of EQ/Invesco Moderate Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Invesco Moderate Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $2,327,500 and net realized and unrealized loss of $(36,658,261) resulting in a decrease in net assets from operations of $(34,330,761). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/First Trust Moderate Growth Allocation Portfolio that have been included in EQ/Invesco Moderate Growth Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Invesco Moderate Growth Allocation Portfolio totaled $109,040,864. Immediately after the combination, the net assets of the EQ/Invesco Moderate Growth Allocation Portfolio totaled $213,020,444.

After the close of business on November 4, 2022, 1290 VT Moderate Growth Allocation Portfolio acquired the net assets of the EQ/AXA Investment Managers Moderate Allocation Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT Moderate Growth Allocation Portfolio issuing 3,075,788 Class IB shares (valued at $32,119,785) in exchange for 3,197,444 Class IB shares of EQ/AXA Investment Managers Moderate Allocation Portfolio. Cash in the amount of $848,474 in addition to securities held by EQ/AXA Investment Managers Moderate Allocation Portfolio which had a fair value of $31,290,631 at November 4, 2022, were the principal assets acquired by 1290 VT Moderate Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Moderate Growth Allocation Portfolio were recorded at fair value. EQ/AXA Investment Managers Moderate Allocation Portfolio’s net assets at the merger date of $32,119,785, were combined with those of 1290 VT Moderate Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of 1290 VT Moderate Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $1,629,406 and net realized and unrealized loss of $(21,588,295) resulting in a decrease in net assets from operations of $(19,958,889). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/AXA Investment Managers Moderate Allocation Portfolio that have been included in 1290 VT Moderate Growth Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the 1290 VT Moderate Growth Allocation Portfolio totaled $80,741,583. Immediately after the combination, the net assets of the 1290 VT Moderate Growth Allocation Portfolio totaled $112,861,368.

After the close of business on November 11, 2022, EQ/Common Stock Index Portfolio acquired the net assets of the 1290 VT Low Volatility Global Equity Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Common Stock Index Portfolio issuing 118,063 Class IB shares (valued at $4,680,495) in exchange for 955,437 Class IB shares of 1290 VT Low Volatility Global Equity Portfolio. Cash, in the amount of $4,732,023 at November 11, 2022 was the principal asset acquired by EQ/Common Stock Index Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Common Stock Index Portfolio were recorded at fair value. 1290 VT Low Volatility Global Equity Portfolio’s net assets at the merger date of $4,680,495, were combined with those of EQ/Common Stock Index Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Common Stock Index Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $60,438,821 and net realized and unrealized loss of $(1,540,937,327) resulting in a decrease in net assets from operations of $(1,480,498,506). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the 1290 VT Low Volatility Global Equity Portfolio that have been included in EQ/Common Stock Index Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $6,130,013,934. Immediately after the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $6,134,694,430.

After the close of business on November 11, 2022, EQ/MFS International Growth Portfolio acquired the net assets of the EQ/Invesco International Growth Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/MFS International Growth Portfolio issuing 23,197,788 Class IB shares (valued at $162,120,470) in exchange for 4,975,634 Class IB shares of EQ/Invesco International Growth Portfolio. Cash in the amount of

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NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2023 (Unaudited)

$109,170,902 in addition to securities held by EQ/Invesco International Growth Portfolio which had a fair value of $52,638,867 at November 11, 2022, were the principal assets acquired by EQ/MFS International Growth Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/MFS International Growth Portfolio were recorded at fair value. EQ/Invesco International Growth Portfolio’s net assets at the merger date of $162,120,470, were combined with those of EQ/MFS International Growth Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/MFS International Growth Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $12,353,158 and net realized and unrealized loss of $(264,323,925) resulting in a decrease in net assets from operations of $(251,970,767). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Invesco International Growth Portfolio that have been included in EQ/MFS International Growth Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/MFS International Growth Portfolio totaled $1,082,685,044. Immediately after the combination, the net assets of the EQ/MFS International Growth Portfolio totaled $1,244,805,514.

Note 9	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2023, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

J.P. Morgan Investment Management Inc. replaced T. Rowe Price Associates, Inc. as the sub-adviser to EQ/T. Rowe Price Growth Stock Portfolio and an allocated portion of EQ/Large Cap Growth Managed Volatility Portfolio after the close of business on July 31, 2023. The EQ/T. Rowe Price Growth Stock Portfolio was renamed EQ/JPMorgan Growth Stock Portfolio; the Portfolio’s investment objective changed to seeking to achieve long-term capital appreciation (removing the reference to income); and the Portfolio’s expense limits were lowered to 0.96% for the Class IA and IB shares and 0.71% for the Class K shares through April 30, 2025.

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DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2023 (UNAUDITED)

At an in-person meeting held on March 15-16, 2023 (the “March 2023 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management Group, LLC (the “Adviser”) and an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and its affiliate AllianceBernstein, L.P. (“AllianceBernstein,” “AB” or the “Sub-Adviser”) with respect to the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio” or the “New Portfolio”). The Board noted that the Portfolio is a newly-created fixed income portfolio of the Trust that seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Credit Corporate 5-10 Year Index, including reinvestment of dividends, at a risk level consistent with that of the index. The Portfolio pursues an “indexing” (or “passive”) fixed income investment strategy and commenced operations on April 3, 2023.

The Board noted that the Portfolio would be added, by amendment, to the existing investment advisory agreement between the Adviser and the Trust with respect to other portfolios of the Trust. The Board also noted that AllianceBernstein is an “affiliated person” (as that term is defined in the 1940 Act) of the Adviser, and that AllianceBernstein currently serves as investment sub-adviser for several other portfolios (or allocated portions of portfolios) of the Trust, including portfolios (or allocated portions) that, like the Portfolio, pursue a passive investment strategy (e.g., the EQ/Long-Term Bond Portfolio), as well as two additional fixed income portfolios (i.e., the EQ/AB Short Duration Government Bond Portfolio and the EQ/Quality Bond PLUS Portfolio). The Board noted that the Portfolio would be added, by amendment, to the existing investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to other portfolios of the Trust.1 The Board further noted that AllianceBernstein serves as the sole investment sub-adviser for the EQ/Long-Term Bond Portfolio, which pursues a passive fixed income strategy, and the EQ/AB Short Duration Government Bond Portfolio, which is actively managed, and that, with respect to the EQ/Quality Bond PLUS Portfolio, AllianceBernstein manages the portion of the portfolio that pursues a passive investment strategy as well as a portion of the portfolio that is actively managed. In connection with its approval of the Portfolio’s Agreements, the Board considered its conclusions in connection with its prior approval of the Trust’s existing portfolios’ investment advisory agreement between the Adviser and the Trust and investment sub-advisory agreement between the Adviser and AllianceBernstein, including its satisfaction with the nature, quality and extent of services being provided to the Trust’s existing portfolios by the Adviser and AllianceBernstein. The Board noted that it had most recently approved the investment advisory agreement between the Adviser and the Trust with respect to other portfolios of the Trust, as well as the investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to other portfolios of the Trust, at a meeting held on July 12-13, 2022 (the “July 2022 Meeting”), in connection with the annual review of the investment advisory and investment sub-advisory agreements.

In reaching its decision to approve each Agreement with respect to the Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and each

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As discussed below, at the March 2023 Meeting, the Board, including the Independent Trustees, also considered and unanimously approved an amendment to the existing investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to the EQ/Long-Term Bond Portfolio that (i) increased the breakpoint level in the sub-advisory fee schedule to align the sub-advisory fee schedule for the EQ/Long-Term Bond Portfolio with the proposed sub-advisory fee schedule for the New Portfolio, and (ii) aggregated the assets managed by AllianceBernstein in the EQ/Long-Term Bond Portfolio with the assets managed by AllianceBernstein in the New Portfolio for purposes of calculating the sub-advisory fee payable by the Adviser with respect to the EQ/Long-Term Bond Portfolio.

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Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser, the proposed Sub-Adviser and, where applicable, their affiliates; (2) comparative performance information; (3) the level of the proposed advisory fee and sub-advisory fee, and the Portfolio’s expense ratios, in each case relative to those of comparable funds; (4) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale would be equitably shared with investors; and (6) “fall out” benefits that may accrue to the Adviser, the Sub-Adviser and their affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry). In considering each Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information requested by the Independent Trustees and prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to and during the meeting. The Board also took into account information, including information relating to the proposed Sub-Adviser, provided to the Trustees at prior Board meetings, including a preliminary presentation of the proposal at the December 14-15, 2022 Board meeting. The information provided to the Trustees described, among other things, the Portfolio’s investment strategy and risks; the services to be provided by the Adviser and the proposed Sub-Adviser, as well as the Adviser’s and the proposed Sub-Adviser’s investment personnel and proposed investment advisory and sub-advisory fees; expense ratios and expense limitation arrangements; performance information; and other matters. The Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Adviser from an investment management, operational and compliance perspective, and the Board had received materials including the Adviser’s due diligence questionnaire indicating the proposed Sub-Adviser’s responses to the Adviser’s due diligence questions. The Board also noted the Adviser’s familiarity with the proposed Sub-Adviser’s operational and compliance structure as the proposed Sub-Adviser currently serves as an investment sub-adviser with respect to other portfolios (or allocated portions of portfolios) of the Trust. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Agreements and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Agreements and the information provided. At the meeting, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreements.

In approving the Agreements, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed advisory fee and sub-advisory fee were fair and reasonable and that the approval of the Agreements was in the best interests of the Portfolio and its investors and did not involve a conflict of interest from which the Adviser or AllianceBernstein would derive an inappropriate advantage. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the Adviser, the proposed Sub-Adviser, and their affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and the proposed Sub-Adviser’s responsibilities with respect to the Portfolio. The Board also considered the Adviser’s experience in serving as the investment adviser for other portfolios of the Trust, and the proposed Sub-Adviser’s experience in managing passive strategies as well as passive and active fixed income strategies for other portfolios (or allocated portions of portfolios) of the Trust for which it serves as investment sub-adviser.

With respect to the Adviser, the Board considered that the Adviser would be responsible for, among other things, developing the investment strategy for the Portfolio; researching, selecting and hiring the proposed Sub-Adviser, and conducting on-going due diligence on and monitoring the proposed Sub-Adviser; overseeing

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the selection of investments for the Portfolio; monitoring and evaluating the performance of the Portfolio; monitoring the investment operations and composition of the Portfolio and, in connection therewith, monitoring compliance with the Portfolio’s investment objective, policies and restrictions, as well as the Portfolio’s compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolio among the proposed Sub-Adviser and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolio. The Board also considered information regarding the Adviser’s process for selecting and monitoring the proposed Sub-Adviser and the other service providers to the Portfolio, as well as its process for evaluating, monitoring and overseeing the proposed Sub-Adviser’s investment strategy. In addition, the Board considered information regarding the qualifications and experience of, and resources available to, the Adviser’s personnel who would perform those functions with respect to the Portfolio. The Board noted that the services proposed to be provided to the Portfolio by the Adviser were substantially similar to the services provided to the other portfolios of the Trust that are sub-advised. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Portfolio and that the Adviser would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Portfolio. The Board considered that the Adviser’s responsibilities with respect to the Portfolio also would include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolio. The Board also considered information regarding the Adviser’s ongoing risk management activities. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on the Board’s experience and familiarity with the Adviser serving as the investment adviser for other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Adviser to those other portfolios.

With respect to the proposed Sub-Adviser, the Board considered that, subject to the oversight of the Adviser, the proposed Sub-Adviser would be responsible for making investment decisions for the Portfolio; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio; and performing certain related administrative functions. The Board also considered information regarding the proposed Sub-Adviser’s process for selecting investments for the Portfolio, as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s fixed income portfolio management team that would provide services to the Portfolio. The Board considered that one of the proposed portfolio managers had served as a portfolio manager for the EQ/Long-Term Bond Portfolio since its commencement of operations in July 2021, and noted that portfolio manager’s experience in developing the quantitative sampling tools that would be used to manage the New Portfolio. The Board engaged in extensive discussions regarding recent portfolio manager turnover within the Sub-Adviser’s fixed income management team, and considered the Adviser’s determination that such turnover did not impact the proposed portfolio management team for the Portfolio. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser also was based, in part, on the Board’s experience and familiarity with the Sub-Adviser serving as an investment sub-adviser for other portfolios (or allocated portions of portfolios) of the Trust and on periodic reports provided to the Board regarding the services provided by the Sub-Adviser to those other portfolios (or allocated portions).

At the meeting, the Independent Trustees and management engaged in extensive discussions regarding the Adviser’s rationale for proposing that affiliate AllianceBernstein serve as the investment sub-adviser for the Portfolio. The Board considered the Adviser’s selection process for the investment sub-adviser for the Portfolio, including the internal review and analysis conducted by the Adviser. In this regard, the Board noted, among other things, that the Adviser had considered candidates in addition to AllianceBernstein as investment sub-adviser for the Portfolio and had decided to propose AllianceBernstein as investment sub-adviser for the Portfolio based on the Adviser’s extensive experience with AllianceBernstein, as well as AllianceBernstein’s significant experience managing passive and active fixed income strategies.

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The Board also factored into its review its familiarity with the Adviser’s and the proposed Sub-Adviser’s compliance programs, policies, and procedures. The Board also noted the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and the proposed Sub-Adviser’s compliance programs, policies, and procedures in connection with the Board’s annual review of the Trust’s existing portfolios’ investment advisory agreement between the Adviser and the Trust and investment sub-advisory agreement between the Adviser and AllianceBernstein at the July 2022 meeting. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser or the proposed Sub-Adviser and reviewed information regarding the Adviser’s and the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio. In addition, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the proposed Sub-Adviser in addition to the proposed relationship involving the Portfolio. In this regard, the Board also took into account materials regarding the policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered the benefits that would be provided to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser’s affiliates would provide to the Portfolio and its shareholders.

The Board noted that the Portfolio did not have any performance history as it was newly created and had not commenced operations as of the date of the meeting. For purposes of evaluating the nature, quality and extent of the overall services to be provided to the Portfolio, the Board received and reviewed information regarding the Portfolio’s investment objective, policies and anticipated investments. The Board also considered the Adviser’s expertise, resources, proposed methodology, and personnel for managing the Portfolio and its experience managing other portfolios of the Trust.

The Board also considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Portfolio. The Board noted that, although the proposed Sub-Adviser did not currently manage accounts with the Portfolio’s specific strategy, the proposed Sub-Adviser has significant experience managing passive investment strategies and other fixed income strategies (both active and passive) for other portfolios (or allocated portions of portfolios) of the Trust, including the EQ/Long-Term Bond Portfolio, the EQ/AB Short Duration Government Bond Portfolio, and the EQ/Quality Bond PLUS Portfolio. The Board also considered the Sub-Adviser’s experience with the stratified sampling approach for the EQ/Long-Term Bond Portfolio. Because passive fixed income strategies, such as the strategy for the Portfolio, are typically not full replication strategies but rather sampling strategies, the Board considered the Adviser’s belief that the proposed Sub-Adviser’s significant experience managing active and passive fixed income strategies, including sampling strategies, would be beneficial to the Portfolio and better enable the Sub-Adviser to match the risk and return characteristics of the Portfolio’s benchmark. The Trustees noted that they had reviewed the proposed Sub-Adviser’s performance through their oversight of the Sub-Adviser’s management of the other portfolios (or allocated portions of portfolios) of the Trust since its appointment to those portfolios (or allocated portions). The Board also received and reviewed performance history and risk characteristics for the Bloomberg U.S. Credit Corporate 5-10 Year Index over various time periods.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the Adviser and the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Agreements.

Expenses

The Board considered the Portfolio’s proposed advisory fee and sub-advisory fee in light of the nature, quality and extent of the overall services to be provided by the Adviser and the proposed Sub-Adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the proposed Sub-Adviser. The Board also considered that all fees and expenses of the Portfolio would be disclosed as required in the Portfolio’s offering documents.

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With respect to the Advisory Agreement, the Board also considered the proposed advisory fee rate schedule for the Portfolio relative to the advisory fee rate schedules of other portfolios managed by the Adviser. In this regard, the Board noted that the proposed advisory fee rate schedule for the Portfolio is the same as the current advisory fee rate schedule for certain other portfolios of the Trust that, like the Portfolio, are sub-advised index portfolios. The Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratios for the Portfolio to the advisory fee rates and expense ratios for comparable mutual funds, including information compiled with data from Broadridge Financial Solutions Inc., an independent provider of mutual fund industry data. The Board further considered that the proposed advisory fee rate schedule for the Portfolio includes breakpoints that would reduce the advisory fee rate as Portfolio assets increase above certain levels. The Board noted that any such reduction in the Portfolio’s advisory fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolio’s net expense ratios will not exceed certain levels as set forth in the Portfolio’s prospectus. The Board noted that these expense limitation agreements were comparable to expense limitation agreements in place for certain other portfolios of the Trust that, like the Portfolio, are sub-advised index portfolios. The Board also noted that, to the extent that the Adviser waives fees pursuant to the expense limitation arrangement, the Portfolio’s actual advisory fee may be lower than its contractual advisory fee. Based on its review, the Board determined that the Adviser’s proposed fee for the Portfolio is fair and reasonable.

With respect to the Sub-Advisory Agreement, the Board also considered that the proposed sub-advisory fee for the Portfolio is comparable to, and in some cases lower than, the sub-advisory fee that AllianceBernstein currently charges to other portfolios (or allocated portions of portfolios) of the Trust for which AllianceBernstein serves as sub-adviser using a passive investment strategy. The Board further noted that the Adviser, and not the Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients, and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered the anticipated level of profits to be realized by the Adviser in connection with the operation of the Portfolio. The Adviser represented that, as a new portfolio with no prior operations, the Portfolio was not expected to be profitable to the Adviser initially because of its anticipated small initial asset base. As a result, the Board did not consider the Adviser’s estimated profitability to be excessive at this time, but noted that it periodically would evaluate profitability as the assets of the Portfolio increase over time. With respect to the Sub-Advisory Agreement, the Board noted that the Adviser generally is aware of the fees charged by the proposed Sub-Adviser to other clients and that the Adviser believes that the fee agreed upon with the Sub-Adviser is reasonable in light of the quality of the investment sub-advisory services to be provided. The Board acknowledged that, because the proposed Sub-Adviser’s fee would be paid by the Adviser, the Adviser is incentivized to negotiate a favorable fee. The Adviser also advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee to be paid to the proposed Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances for each of them. The Board noted again that the proposed Sub-Adviser’s fee would be paid by the Adviser and not the Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. The Board also noted that the sub-advisory fee to be paid by the Adviser to the proposed Sub-Adviser, which is an affiliate of the Adviser, is considered as a possible fall-out benefit.

Economies of Scale

The Board also considered whether economies of scale or efficiencies would be realized by the Adviser as the Portfolio grows larger and the extent to which this is reflected in the proposed advisory and administrative fee schedules for the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so

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that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed advisory fee rate schedule for the Portfolio includes breakpoints that would reduce the advisory fee rate as Portfolio assets increase above certain levels. The Board also noted that the proposed administrative fee rate schedule for the Portfolio (i) aggregates the assets managed by the Adviser in the Portfolio with the assets of multiple other portfolios of the Trust, which aggregation is expected to reduce the likelihood that the Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (ii) includes breakpoints that would reduce the administrative fee rate as aggregate portfolio assets increase above certain levels. In this regard, the Board noted that the proposed administrative fee rate schedule for the Portfolio is the same as the current administrative fee rate schedule for other portfolios of the Trust that, like the Portfolio, are advised by a single investment sub-adviser. In addition, the Board noted that the Adviser had agreed to assume certain expenses of the Portfolio by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolio’s net expense ratios do not exceed certain contractual levels as set forth in the Portfolio’s prospectus, in light of the fact that the Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered that the Adviser could potentially share economies of scale or efficiencies with the Portfolio through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolio and its shareholders over time, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolio, and the ongoing development of the Adviser’s infrastructure and information technology to support the Portfolio through, among other things, cybersecurity, business continuity planning, and risk management.

In connection with its deliberations regarding the Sub-Advisory Agreement, the Board noted that the proposed sub-advisory fee rate schedule applicable to the Portfolio includes a breakpoint that would reduce the sub-advisory fee rate as Portfolio assets under the proposed Sub-Adviser’s management increase above a certain level. In this regard, the Board acknowledged that, at some levels, breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the proposed sub-advisory fee rate schedule aggregates the assets managed by AllianceBernstein in the Portfolio with the assets managed by AllianceBernstein in the EQ/Long-Term Bond Portfolio for purposes of calculating the sub-advisory fee payable by the Adviser with respect to the Portfolio. The Board also noted that the aggregation of assets may result in the Portfolio reaching a breakpoint sooner than if the sub-advisory fee rate schedule did not aggregate assets, which also has the potential to benefit the Adviser.

The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the Portfolio once it commences operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Portfolio assets to determine whether economies of scale or efficiencies continued to be reflected in the Portfolio’s fee arrangements.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that Equitable Investment Management, LLC, an affiliate of the Adviser, would serve as the administrator for the Portfolio and would receive compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, an affiliate of the Adviser, is proposed to serve as Sub-Adviser to the Portfolio and would receive sub-advisory fees that are paid by the Adviser out of the fees that it earns from the Portfolio. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and would receive from the Portfolio payments pursuant to Rule 12b-1 plans with respect to its Class IB shares to compensate Equitable Distributors, LLC for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and AllianceBernstein and may, from time to time, receive brokerage commissions from the Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those

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transactions, among other things, are consistent with seeking best execution. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolio, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolio would be offered as an investment option through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of the Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board noted that the proposed Sub-Adviser currently serves as investment sub-adviser for several other portfolios (or allocated portions of portfolios) advised by the Adviser and receives sub-advisory fees with respect to those portfolios. In addition, the Board recognized that the proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. The Board also noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, including within its passive index advisory business, and that the proposed Sub-Adviser may derive benefits from its association with the Adviser.

Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser or the proposed Sub-Adviser are fair and reasonable.

Additional Approval related to EQ/Long-Term Bond Portfolio — Amendment to Investment Sub-Advisory Agreement

As noted above, at the March 2023 Meeting, the Board, including the Independent Trustees, also considered and unanimously approved an amendment to the existing investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to the EQ/Long-Term Bond Portfolio that would (i) increase the breakpoint level in the sub-advisory fee schedule to align the sub-advisory fee schedule for the EQ/Long-Term Bond Portfolio with the proposed sub-advisory fee schedule for the New Portfolio, and (ii) aggregate the assets managed by AllianceBernstein in the EQ/Long-Term Bond Portfolio with the assets managed by AllianceBernstein in the New Portfolio for purposes of calculating the sub-advisory fee payable by the Adviser with respect to the EQ/Long-Term Bond Portfolio. The Board noted the Adviser’s belief that aligning the EQ/Long-Term Bond Portfolio’s and the New Portfolio’s sub-advisory fee schedules was appropriate in light of the similarities in the passive fixed income strategies for the two portfolios.

The Board noted that it had most recently considered and approved the existing investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to the EQ/Long-Term Bond Portfolio at the July 2022 Meeting, in connection with the annual review of the agreement. At the July 2022 Meeting, the Board, including the Independent Trustees, on the basis of their business judgment after review of the information provided, concluded that the approval of the investment sub-advisory agreement was in the best interests of the EQ/Long-Term Bond Portfolio and its investors and that the sub-advisory fee rate set forth in the agreement was fair and reasonable. In reaching its decision to approve the investment sub-advisory agreement, the Board considered the overall fairness of the agreement and whether the agreement was in the best interests of the EQ/Long-Term Bond Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the EQ/Long-Term Bond Portfolio and the investment sub-advisory agreement, including: (1) the nature, quality and extent of the overall services to be provided to the EQ/Long-Term Bond Portfolio by AllianceBernstein; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the EQ/Long-Term Bond Portfolio; and (5) “fall out” benefits that may accrue to AllianceBernstein and its affiliates (i.e., indirect benefits that AllianceBernstein or its affiliates would not receive but for their relationships with the EQ/Long-Term Bond Portfolio). In considering the investment sub-advisory agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

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In connection with its approval of the amendment to the existing investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to the EQ/Long-Term Bond Portfolio at the March 2023 Meeting, the Board considered its conclusions in connection with its approval of the agreement at the July 2022 Meeting, including the Board’s satisfaction with the nature, quality and extent of services being provided to the EQ/Long-Term Bond Portfolio by AllianceBernstein. In connection with its deliberations at the March 2023 Meeting, the Board also considered the Adviser’s representations that: (i) if approved by the Board, the terms and conditions of the amended investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to the EQ/Long-Term Bond Portfolio would remain unchanged, except for the breakpoint level and the method of calculating the sub-advisory fee for the EQ/Long-Term Bond Portfolio (i.e., the aggregation of assets); (ii) the services provided by AllianceBernstein to the EQ/Long-Term Bond Portfolio under the amended investment sub-advisory agreement would remain unchanged; (iii) the terms and conditions of the investment advisory agreement between the Trust and the Adviser with respect to the EQ/Long-Term Bond Portfolio (including the advisory fee schedule) would remain unchanged; and (iv) the services provided by the Adviser to the EQ/Long-Term Bond Portfolio under the investment advisory agreement would remain unchanged. The Board further noted the Adviser’s belief that the effective sub-advisory fee rate payable by the Adviser to the Sub-Adviser would remain the same. The Board also considered that any change to the sub-advisory fees that the Adviser pays to AllianceBernstein with respect to the EQ/Long-Term Bond Portfolio would not impact the EQ/Long-Term Bond Portfolio’s total expense ratio because the Adviser (not the EQ/Long-Term Bond Portfolio) is responsible for paying the sub-advisory fee to AllianceBernstein.

In approving the amendment to the investment sub-advisory agreement, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed sub-advisory fee was fair and reasonable and that the approval of the amendment was in the best interests of the EQ/Long-Term Bond Portfolio and its investors and did not involve a conflict of interest from which the Adviser or AllianceBernstein would derive an inappropriate advantage.

1444

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares as of June 30, 2023. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov

1445

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2023
By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
August 30, 2023